UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 8/31

Date of reporting period: 2/29/16

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared sixteen semiannual reports to shareholders for the period ended February 29, 2016. The first report applies to the Alternative Asset Allocation Fund, the second report applies to the Blue Chip Growth Fund, the third report applies to the Emerging Markets Fund, the fourth report applies to the Emerging Markets Debt Fund, the fifth report applies to the Equity Income Fund, the sixth report applies to the Floating Rate Income Fund, the seventh report applies to the Global Equity Fund, the eighth report applies to the Income Allocation Fund, the ninth report applies to the International Small Company Fund, the tenth report applies to the Natural Resources Fund, the eleventh report applies to the New Opportunities Fund, the twelfth report applies to the Redwood Fund, the thirteenth report applies to the Spectrum Income Fund, the fourteenth report applies to the Small Cap Value Fund, the fifteenth report applies to the Strategic Income Opportunities Fund, the sixteenth report applies to the U.S. Equity Fund, the seventeenth report applies to the 10 Retirement Living Portfolios, the eighteenth report applies to the 10 Retirement Living II Portfolios, the nineteenth report applies to 10 Retirement Choices Portfolios and the sixteenth report applies to 36 of the Registrant’s funds.

John Hancock

Alternative Asset Allocation Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for investors. Oil prices hit multi-year lows before rebounding in February, and a wide variety of risk assets faced significant volatility. High-yield corporate bonds generally declined on fears of a wave of defaults from commodity-linked issuers. Concerns about slowing global growth added to negative investor psychology, and stock prices fell around the world. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continued to stimulate growth and to signal that they will take action to support economies and markets.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
18	Financial highlights
24	Notes to financial statements
35	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies including four principal strategies: equity hedge, event driven, macro/ managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

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PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Flight to (relative) safety

In addition to defensive equity sectors, including utilities and consumer staples, investors bid up the prices of gold, U.S. Treasury securities, and other developed-market sovereign debt issues.

Fund declined, but outpaced its peer group

The fund was down for the period, but it outpaced the HFRX Global Hedge Fund Index and Morningstar's multialternative fund category.

Energy's steep slide continued

Oil prices plummeted, pulling down the value of indexes tracking global commodity markets, natural resources stocks, and high-yield credit assets.

ASSET ALLOCATION AS OF 2/29/16 (%)

Affiliated investment companies	81.7%
Alternative and specialty	51.8%
Fixed income	29.9%
Unaffiliated investment companies	15.6%
Equity	10.1%
Energy ETF	1.9%
Commodities ETF	1.3%
Gold ETF	1.1%
Information Technology ETF	0.6%
REIT ETF	0.4%
Financial ETF	0.2%
Other assets and liabilities, net	2.7%

As a percentage of net assets.

A note about risks

The fund's performance depends on the subadvisor's ability to determine asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The fund is subject to the same risks as the underlying funds and exchange-traded funds in which it invests: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small companies are subject to higher volatility than those of larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the subadvisor may favor an asset category that performs poorly relative to the other asset categories. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Currency transactions are affected by fluctuations in exchange rates. The fund's losses could exceed the amount invested in its currency instruments. Short sales involve costs and risk. Please see the fund's prospectus for additional risks.

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Discussion of fund performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

Tell us about your observations on the global capital markets during the six months that ended February 29, 2016.

These months were fraught with concerns over the slowing of China's economic growth, which prompted sharp intraperiod equity market declines, especially during the opening weeks of 2016. For the period as a whole, the S&P 500 Index was down 0.92%, but still outpaced international developed- and emerging-market stocks by several percentage points.

Investment-grade fixed-income assets fared better, particularly longer-dated U.S. Treasury bonds. Solid U.S. jobs data paved the way for an interest-rate hike in December 2015, the first one since 2006; however, consensus expectations about further monetary policy tightening from the U.S. Federal Reserve were softened as market volatility spiked in January 2016.

Meanwhile, the value of oil continued to plummet, pulling down indexes tracking high-yield corporate debt with it, as energy issuers make up a significant portion of the non-investment-grade bond universe. Prices fell across global commodity markets as a whole, with precious metals being a notable exception. In particular, gold staged a striking comeback during the period.

Given that backdrop, how did the fund perform?

For the six months that ended February 29, 2016, the fund's Class A shares declined 2.76%, excluding sales charges. Despite the loss, the fund held up relatively well. The HFRX Global Hedge Fund Index, the fund's benchmark, was down 5.66%. Morningstar's multialternative fund category

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       4

"... the value of oil continued to plummet, pulling down indexes tracking high-yield corporate debt with it ..."
average fell 3.24%. The MSCI World Index declined 4.94%, and the Barclays U.S. Aggregate Bond Index was up 2.20%.

What holdings were key positive contributors to the fund's relative performance?

Absolute Return Currency Fund (First Quadrant) was among the positive contributors to performance. Taking long and short foreign exchange positions, this holding demonstrated low correlation with the equity market during the period. Short exposure to the British pound, which depreciated, boosted results, as did long exposure to the Japanese yen, which appreciated.

Small positions in a pair of exchange-traded funds (ETFs) linked to the strong rebound in prices of gold and gold mining companies were also contributors for the period, as were more significant allocations to merger arbitrage strategies designed to benefit from corporate acquisition activity.

While down slightly in absolute terms, Strategic Income Opportunities Fund (JHAM), a flexible, multi-sector approach to investing in debt and currency markets, was a top contributor to relative returns. It benefited from long exposure to the Canadian dollar and falling government bond yields.

Which holdings detracted from the fund's performance?

Technical Opportunities Fund (Wellington), an equity strategy employing a momentum-oriented investment process, was a drag on performance. Large allocations to information technology and healthcare—sectors that saw investor sentiment abruptly shift from positive to negative—hindered the fund. Selection of software, technology service, and consumer discretionary stocks hurt, too. Seaport Fund (Wellington), a long/short equity approach, also suffered from significant exposure to the information technology and healthcare sectors.

Collectively, a number of small positions in ETFs tied to the prices of energy stocks and commodities weighed down results, as did Natural Resources Fund (Jennison).

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       5

"Despite the loss, the fund held up relatively well."

How was the fund positioned at the end of the period?

We group the fund's investments into three broad categories: alternative investment approaches, absolute return strategies, and alternative markets. At the close of the period, alternative investment approaches represented the largest portion of the fund's assets. Such strategies use opportunistic, relatively unconstrained techniques and can tactically alter market-level exposures. These mandates are often designed to demonstrate distinctive patterns of return. Strategic Income Opportunities Fund (JHAM) was the largest holding in this category.

Absolute return strategies—designed with a goal of achieving positive returns in a variety of environments—represented the next largest portion of fund assets. Global Absolute Return Strategies Fund (Standard Life), a multi-asset approach that includes directional and relative value positions, was the biggest holding in this category.

Finally, alternative markets provide exposure to niche asset classes where the drivers of performance are often unrelated to those of traditional stock or bond investments. Enduring Assets Fund (Wellington), which invests in infrastructure-related equities, including companies holding real, long-lived assets on their balance sheets, was the biggest holding in this group.

Would you give us a brief update on the portfolio management team?

Effective January 1, 2016, Steven E. Medina, CFA, began a new role in our organization, and he no longer serves as a portfolio manager of the fund. As of the same date, Marcelle Daher, CFA, and Nathan W. Thooft, CFA—both veteran members of John Hancock Asset Management's global asset allocation team and portfolio managers since 2013—join me as co-heads of asset allocation.

In addition to continuing to manage the fund with me, Marcelle and Nate also assumed many of

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       6

Steve's former responsibilities after Steve was named chief investment officer of developed-market equities at John Hancock Asset Management.

Management continuity is a hallmark of our team-run asset allocation portfolios, and we're confident that the transition of Steve's responsibilities to Marcelle and Nate will continue to be smooth. With presence around the world, in our Boston, Hong Kong, and Toronto offices, the global asset allocation team is backed by more than two dozen investment professionals—including quantitative researchers, fundamental analysts, and financial economists—with an average of 15 years of industry experience.

MANAGED BY

Robert M. Boyda On the fund since 2010 Investing since 1979
Marcelle Daher, CFA On the fund since 2013 Investing since 1999
Nathan W. Thooft, CFA On the fund since 2013 Investing since 2000

The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1,2]	6-month	5-year	Since inception[1,2]
Class A	-9.42	-0.27	6.88	-7.63	-1.36	61.01
Class C3	-6.25	0.04	6.82	-4.06	0.18	60.37
Class I3,4	-4.35	1.10	7.78	-2.66	5.61	71.04
Class R2[3,4]	-4.75	0.11	6.39	-2.85	0.57	55.79
Class R4[3,4]	-4.54	0.25	6.91	-2.72	1.25	61.41
Class R6[3,4]	-4.24	0.59	5.97	-2.55	3.00	51.43
Index †	-8.19	-1.59	1.53	-5.66	-7.71	11.51

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.88	2.59	1.58	1.97	1.83	1.47
Net (%)	1.82	2.53	1.52	1.91	1.67	1.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the HFRX Global Hedge Fund Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Alternative Asset Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the HFRX Global Hedge Fund Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,3,5	1-2-09	16,037	16,037	11,151
Class I2,3,4	1-2-09	17,104	17,104	11,151
Class R2[2,3,4]	1-2-09	15,579	15,579	11,151
Class R4[2,3,4]	1-2-09	16,141	16,141	11,151
Class R6[2,3,4]	1-2-09	15,143	15,143	11,151

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies, including four principal strategies: equity hedge, event driven, macro/ managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 1-2-09.
2	Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the fund's investments had been allocated to its current mix of underlying funds.
3	Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 6-14-11, 12-31-10, 3-1-12, 6-27-13, and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C, Class I, Class R2, Class R4, and Class R6 shares, as applicable.
4	For certain types of investors, as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio[2]
Class A	$1,000.00	$972.40	$2.84	0.58%
Class C	1,000.00	968.90	6.27	1.28%
Class I	1,000.00	973.40	1.32	0.27%
Class R2	1,000.00	971.50	3.33	0.68%
Class R4	1,000.00	972.80	2.01	0.41%
Class R6	1,000.00	974.50	0.79	0.16%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio[2]
Class A	$1,000.00	$1,022.00	$2.92	0.58%
Class C	1,000.00	1,018.50	6.42	1.28%
Class I	1,000.00	1,023.50	1.36	0.27%
Class R2	1,000.00	1,021.50	3.42	0.68%
Class R4	1,000.00	1,022.80	2.06	0.41%
Class R6	1,000.00	1,024.10	0.81	0.16%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
2	The fund's expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was 0.10%-2.98% for the period ended 2-29-16.
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       11

Fund's investments

As of 2-29-16 (unaudited)
			Shares	Value
Affiliated investment companies (G) 81.7%				$742,722,175
(Cost $811,407,862)
Fixed income 29.9%				271,738,527
	Global Income, Class NAV (Stone Harbor)		4,132,899	35,542,930
	Real Return Bond, Class NAV (PIMCO)		2,318,324	25,176,998
	Short Duration Credit Opportunities, Class NAV (Stone Harbor)		11,220,285	102,777,814
	Strategic Income Opportunities, Class NAV (JHAM) (A)(1)		10,478,295	108,240,785
Alternative and specialty 51.8%				470,983,649
	Absolute Return Currency, Class NAV (First Quadrant) (I)		8,143,032	76,870,225
	Enduring Assets, Class NAV (Wellington)		3,993,364	40,532,648
	Global Absolute Return Strategies, Class NAV (Standard Life)		11,882,337	120,011,601
	Global Real Estate, Class NAV (Standard Life)		1,470,062	14,318,406
	Natural Resources, Class NAV (Jennison)		739,164	6,408,556
	Redwood, Class NAV (Boston Partners)		10,504,001	102,414,010
	Seaport, Class NAV (Wellington)		7,457,518	75,619,238
	Technical Opportunities, Class NAV (Wellington)		3,293,185	34,808,964
Unaffiliated investment companies 15.6%				$141,221,356
(Cost $153,093,274)
	Energy Select Sector SPDR Fund		101,209	5,734,502
	Financial Select Sector SPDR Fund		93,347	1,968,688
	iShares U.S. Oil & Gas Exploration & Production ETF		76,936	3,430,576
	Market Vectors Gold Miners ETF		91,358	1,770,518
	PowerShares DB Commodity Index Tracking Fund (I)		897,148	11,438,637
	PowerShares DB Energy Fund (I)		833,867	8,205,251
	PowerShares DB Gold Fund (I)		202,788	8,214,942
	The Arbitrage Fund, Class I (I)		3,902,569	50,733,399
	Touchstone Merger Arbitrage Fund, Class I (I)(V)		3,563,785	38,488,879
	Vanguard Information Technology ETF		49,866	5,033,474
	Vanguard REIT ETF		51,992	3,988,306
	WisdomTree Japan Hedged Equity Fund		53,200	2,214,184
	Yield (%)		Shares	Value
Short-term investments 2.7%
(Cost $24,834,460)
Money market funds 2.7%				24,834,460
State Street Institutional U.S. Government Money Market Fund	0.2412(Y	)	24,834,460	$24,834,460
Total investments (Cost $989,335,596)† 100.0%				$908,777,991
Other assets and liabilities, net 0.0%				($71,624)
Total net assets 100.0%				$908,706,367

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       12

Percentages are based upon net assets
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $991,707,489. Net unrealized depreciation aggregated to $82,929,498, of which $1,232,319 related to appreciated investment securities and $84,161,817 related to depreciated investment securities.

Affiliated Underlying Funds' Subadvisors
Robeco Investment Management, Inc., doing business as Boston Partners	(Boston Partners)
First Quadrant LP	(First Quadrant)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)

SEE NOTES TO FINANCIAL STATEMENTS
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Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Investments in unaffiliated funds, at value (Cost $139,908,818)	$127,566,937
Investments in affiliated funds and issuers, at value (Cost $849,426,778)	781,211,054
Total investments, at value (Cost $989,335,596)	908,777,991
Cash held at broker for futures contracts	383,250
Cash segregated at custodian for derivative contracts	270,000
Receivable for investments sold	963,138
Receivable for fund shares sold	1,307,046
Unrealized appreciation on forward foreign currency exchange contracts	156,354
Dividends and interest receivable	709,101
Receivable for futures variation margin	54,170
Other receivables and prepaid expenses	74,185
Total assets	912,695,235
Liabilities
Due to custodian	313,805
Payable for investments purchased	784,378
Unrealized depreciation on forward foreign currency exchange contracts	597,752
Payable for fund shares repurchased	2,138,540
Payable to affiliates
Accounting and legal services fees	16,477
Transfer agent fees	79,944
Distribution and service fees	2,520
Trustees' fees	408
Other liabilities and accrued expenses	55,044
Total liabilities	3,988,868
Net assets	$908,706,367
Net assets consist of
Paid-in capital	$1,014,103,018
Undistributed net investment income	1,162,024
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(25,685,549)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(80,873,126)
Net assets	$908,706,367

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       14

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($332,426,134 ÷ 24,891,328 shares)[1]	$13.36
Class C ($112,458,206 ÷ 8,386,876 shares)[1]	$13.41
Class I ($448,294,109 ÷ 33,558,123 shares)	$13.36
Class R2 ($6,219,224 ÷ 465,893 shares)	$13.35
Class R4 ($218,709 ÷ 16,356 shares)	$13.37
Class R6 ($9,089,985 ÷ 680,529 shares)	$13.36
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.06

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       15

STATEMENT OF OPERATIONS   For the six months ended 2-29-16 (unaudited)

Investment income
Income distributions received from affiliated underlying funds	$14,969,063
Dividends	388,995
Interest	13,126
Total investment income	15,371,184
Expenses
Investment management fees	1,230,327
Distribution and service fees	1,181,718
Accounting and legal services fees	62,877
Transfer agent fees	582,237
Trustees' fees	9,551
State registration fees	69,208
Printing and postage	47,682
Professional fees	40,608
Custodian fees	11,636
Registration and filing fees	11,464
Other	7,726
Total expenses	3,255,034
Less expense reductions	(689,223)
Net expenses	2,565,811
Net investment income	12,805,373
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated funds and foreign currency transactions	(5,792,693)
Investments in affiliated funds and issuers	(13,300,517)
Capital gain distributions received from unaffiliated funds	1,260,769
Capital gain distributions received from affiliated funds	18,263,294
Futures contracts	362,716
793,569
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated funds and translation of assets and liabilities in foreign currencies	(2,667,192)
Investments in affiliated funds and issuers	(38,708,713)
Futures contracts	(149,342)
(41,525,247)
Net realized and unrealized loss	(40,731,678)
Decrease in net assets from operations	($27,926,305)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$12,805,373	$16,648,088
Net realized gain (loss)	793,569	(3,516,191)
Change in net unrealized appreciation (depreciation)	(41,525,247)	(64,664,286)
Decrease in net assets resulting from operations	(27,926,305)	(51,532,389)
Distributions to shareholders
From net investment income
Class A	(5,446,160)	(5,938,677)
Class C	(973,162)	(886,660)
Class I	(8,892,678)	(9,573,476)
Class R2	(78,687)	(20,095)
Class R4	(5,625)	(3,908)
Class R6	(119,982)	(149,493)
From net realized gain
Class A	(4,274,517)	(13,144,895)
Class C	(1,446,910)	(4,444,671)
Class I	(5,759,546)	(17,398,343)
Class R2	(65,693)	(54,725)
Class R4	(3,937)	(8,553)
Class R6	(73,046)	(242,975)
Total distributions	(27,139,943)	(51,866,471)
From fund share transactions	(118,990,697)	(64,412,172)
Total decrease	(174,056,945)	(167,811,032)
Net assets
Beginning of period	1,082,763,312	1,250,574,344
End of period	$908,706,367	$1,082,763,312
Undistributed net investment income	$1,162,024	$3,872,945

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       17

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$14.12		$15.35	$14.68	$14.32	$14.02	$13.72
Net investment income[2,3]	0.17		0.19	0.14	0.16	0.22	0.21
Net realized and unrealized gain (loss) on investments	(0.55)		(0.81)	0.86	0.42	0.47	0.92
Total from investment operations	(0.38)		(0.62)	1.00	0.58	0.69	1.13
Less distributions
From net investment income	(0.21)		(0.19)	(0.14)	(0.14)	(0.15)	(0.20)
From net realized gain	(0.17)		(0.42)	(0.19)	(0.08)	(0.24)	(0.63)
Total distributions	(0.38)		(0.61)	(0.33)	(0.22)	(0.39)	(0.83)
Net asset value, end of period	$13.36		$14.12	$15.35	$14.68	$14.32	$14.02
Total return (%)[4,5]	(2.76	) [6]	(4.14)	6.88	4.10	5.12	8.16
Ratios and supplemental data
Net assets, end of period (in millions)	$332		$404	$484	$329	$111	$31
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.72	[8]	0.70	0.72	0.76	0.97	1.68
Expenses including reductions[7]	0.58	[8]	0.56	0.60	0.65	0.73	0.63
Net investment income[3]	2.44	[8]	1.29	0.96	1.09	1.62	1.44
Portfolio turnover (%)	13		45	26	22	34	90

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-2.98%, 0.12%-2.83%, 0.68% - 2.70%, 0.71%-1.29%, 0.73%-1.43% and 0.74%-1.37% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       18

Class C Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$14.12		$15.35	$14.68	$14.32	$14.03	$14.50
Net investment income[3,4]	0.12		0.09	0.04	0.05	0.11	0.02
Net realized and unrealized gain (loss) on investments	(0.55)		(0.82)	0.85	0.43	0.48	(0.49)
Total from investment operations	(0.43)		(0.73)	0.89	0.48	0.59	(0.47)
Less distributions
From net investment income	(0.11)		(0.08)	(0.03)	(0.04)	(0.06)	—
From net realized gain	(0.17)		(0.42)	(0.19)	(0.08)	(0.24)	—
Total distributions	(0.28)		(0.50)	(0.22)	(0.12)	(0.30)	—
Net asset value, end of period	$13.41		$14.12	$15.35	$14.68	$14.32	$14.03
Total return (%)[5,6]	(3.11	) [7]	(4.83)	6.13	3.38	4.32	(3.24	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$112		$135	$162	$109	$34	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.42	[9]	1.41	1.43	1.48	1.66	3.03	[9]
Expenses including reductions [8]	1.28	[9]	1.26	1.31	1.37	1.42	1.27	[9]
Net investment income[4]	1.74	[9]	0.59	0.25	0.36	0.83	0.58	[9]
Portfolio turnover (%)	13		45	26	22	34	90	[10]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class C shares is 6-14-11
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-2.98%, 0.12%-2.83%, 0.68% - 2.70%, 0.71%-1.29%, 0.73%-1.43% and 0.74%-1.37% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       19

Class I Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$14.15		$15.37	$14.70	$14.34	$14.06	$14.21
Net investment income[3,4]	0.19		0.24	0.19	0.21	0.26	0.16
Net realized and unrealized gain (loss) on investments	(0.56)		(0.81)	0.85	0.43	0.48	(0.31)
Total from investment operations	(0.37)		(0.57)	1.04	0.64	0.74	(0.15)
Less distributions
From net investment income	(0.25)		(0.23)	(0.18)	(0.20)	(0.22)	—
From net realized gain	(0.17)		(0.42)	(0.19)	(0.08)	(0.24)	—
Total distributions	(0.42)		(0.65)	(0.37)	(0.28)	(0.46)	—
Net asset value, end of period	$13.36		$14.15	$15.37	$14.70	$14.34	$14.06
Total return (%)[5]	(2.66	) [6]	(3.80)	7.21	4.47	5.48	(1.06	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$448		$532	$592	$290	$83	$3
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.41	[8]	0.39	0.40	0.39	0.57	1.42	[8]
Expenses including reductions[7]	0.27	[8]	0.24	0.28	0.28	0.33	0.30	[8]
Net investment income[4]	2.81	[8]	1.63	1.24	1.42	1.90	1.74	[8]
Portfolio turnover (%)	13		45	26	22	34	90	[9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class I shares is 12-31-10.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-2.98%, 0.12%-2.83%, 0.68% - 2.70%, 0.71%-1.29%, 0.73%-1.43% and 0.74%-1.37% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       20

Class R2 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$14.11		$15.33	$14.66	$14.30	$14.21
Net investment income[3,4]	0.21		0.14	0.10	0.11	0.09
Net realized and unrealized gain (loss) on investments	(0.60)		(0.79)	0.87	0.45	—	[5]
Total from investment operations	(0.39)		(0.65)	0.97	0.56	0.09
Less distributions
From net investment income	(0.20)		(0.15)	(0.11)	(0.12)	—
From net realized gain	(0.17)		(0.42)	(0.19)	(0.08)	—
Total distributions	(0.37)		(0.57)	(0.30)	(0.20)	—
Net asset value, end of period	$13.35		$14.11	$15.33	$14.66	$14.30
Total return (%)[6]	(2.85	) [7]	(4.31)	6.67	3.94	0.63	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$2	$2	$1	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	0.82	[10]	1.02	2.20	7.89	16.91	[10]
Expenses including reductions[9]	0.68	[10]	0.69	0.82	0.82	0.81	[10]
Net investment income[4]	3.10	[10]	1.02	0.65	0.74	1.29	[10]
Portfolio turnover (%)	13		45	26	22	34	[11]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Less than $0.005 per share.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Less than $500,000.
9	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-2.98%, 0.12%-2.83%, 0.68% - 2.70%, 0.71%-1.29% and 0.73%-1.43% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12 respectively.
10	Annualized.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       21

Class R4 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$14.15		$15.36	$14.69	$14.50
Net investment income[3,4]	0.19		0.20	0.13	0.02
Net realized and unrealized gain (loss) on investments	(0.57)		(0.80)	0.87	0.17
Total from investment operations	(0.38)		(0.60)	1.00	0.19
Less distributions
From net investment income	(0.23)		(0.19)	(0.14)	—
From net realized gain	(0.17)		(0.42)	(0.19)	—
Total distributions	(0.40)		(0.61)	(0.33)	—
Net asset value, end of period	$13.37		$14.15	$15.36	$14.69
Total return (%)[5]	(2.72	) [6]	(3.99)	6.92	1.31	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	0.64	[9]	2.23	13.79	15.62	[9]
Expenses including reductions[8]	0.41	[9]	0.40	0.57	0.57	[9]
Net investment income[4]	2.71	[9]	1.44	0.89	0.70	[9]
Portfolio turnover (%)	13		45	26	22	[10]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R4 shares is 6-27-13.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-2.98%, 0.12%-2.83%, 0.68% - 2.70% and 0.71%-1.29%, for the periods ended 2-29-16, 8-31-15, 8-31-14 and 8-31-13, respectively.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       22

Class R6 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12 [2]
Per share operating performance
Net asset value, beginning of period	$14.15		$15.39	$14.70	$14.34	$14.06
Net investment income[3,4]	0.17		0.24	0.18	0.22	0.30
Net realized and unrealized gain (loss) on investments	(0.52)		(0.81)	0.88	0.41	0.44
Total from investment operations	(0.35)		(0.57)	1.06	0.63	0.74
Less distributions
From net investment income	(0.27)		(0.25)	(0.18)	(0.19)	(0.22)
From net realized gain	(0.17)		(0.42)	(0.19)	(0.08)	(0.24)
Total distributions	(0.44)		(0.67)	(0.37)	(0.27)	(0.46)
Net asset value, end of period	$13.36		$14.15	$15.39	$14.70	$14.34
Total return (%)[5]	(2.55	) [6]	(3.74)	7.29	4.41	5.48
Ratios and supplemental data
Net assets, end of period (in millions)	$9		$9	$10	$2	— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	0.31	[9]	0.34	0.83	1.42	18.25
Expenses including reductions[8]	0.16	[9]	0.13	0.19	0.35	0.34
Net investment income[4]	2.45	[9]	1.66	1.22	1.50	2.12
Portfolio turnover (%)	13		45	26	22	34

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-2.98%, 0.12%-2.83%, 0.68% - 2.70%, 0.71%-1.29% and 0.73%-1.43% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
9	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund operates as a "fund of funds," investing in Class NAV shares of affiliated underlying funds of the Trust and other affiliated funds in the John Hancock funds complex and other permitted investments, including unaffiliated funds.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs) are valued at their respective net asset values each business day. Equity securities, including ETFs, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M., ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       24

trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

All investments are categorized as Level 1 under the hierarchy described above, except for forward foreign currency contracts, which are categorized as Level 2.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $1,116. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net

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assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2015, the fund has a short-term capital loss carryforward of $7,033,868 and a long-term capital loss carryforward of $5,168,100 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, partnerships and foreign currency transactions.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

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As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member. Margin requirements for exchange-traded derivatives are set by the broker. Margin for exchange-traded transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 29, 2016, the fund used futures contracts to manage against anticipated changes in securities markets. The fund held futures contracts with notional values ranging from $6.4 million to $8.0 million as measured at each quarter end. The following table summarizes the contracts held at February 29, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	25	Short	Mar 2016	(1,933,015)	(1,931,250)	1,765
S&P 500 Index E-Mini Futures	62	Short	Mar 2016	(6,106,783)	(5,981,450)	125,333
						$127,098

*Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       27

or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 29, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exposure. The fund held forward foreign currency contracts with U.S. dollar notional values ranging from $18.5 million to $32.4 million as measured at each quarter end. The following table summarizes the contracts held at February 29, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	4,796,213	USD	5,287,825	Deutsche Bank AG London	3/2/2016	—	($70,262)	($70,262)
JPY	635,417,880	USD	5,705,698	Goldman Sachs Bank USA	3/2/2016	—	(70,312)	(70,312)
USD	5,233,508	EUR	4,796,213	State Street Bank and Trust Company	3/2/2016	$15,945	—	15,945
USD	5,299,815	EUR	4,796,213	Deutsche Bank AG London	5/18/2016	69,719	—	69,719
USD	5,178,208	JPY	635,417,880	Goldman Sachs Bank USA	3/2/2016	—	(457,178)	(457,178)
USD	5,719,333	JPY	635,417,880	Goldman Sachs Bank USA	5/18/2016	70,690	—	70,690
						$156,354	($597,752)	($441,398)

Currency abbreviation
USD	U.S. Dollar
EUR	Euro
JPY	Japanese Yen

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 29, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value	Total
Equity	Receivable/payable for futures	Futures†	$127,098	—	$127,098
Foreign exchange contracts	Unrealized appreciation/depreciation for forward foreign currency exchange contracts	Forward foreign currency contracts	156,354	($597,752)	($441,398)
			$283,452	($597,752)	($314,300)

† Reflects cumulative appreciation/depreciation on futures. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

Risk	Statement of operations location	Futures contracts	Investments in unaffiliated funds and foreign currency transactions*	Total
Equity	Net realized gain (loss)	$362,716	—	$362,716
Foreign exchange	Net realized gain (loss)	—	($286,336)	($286,336)
Total		$362,716	($286,336)	$76,380

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

Risk	Statement of operations location	Futures contracts	Investments in unaffiliated funds and translation of assets and liabilities in foreign currencies*	Total
Equity	Change in unrealized appreciation (depreciation)	($149,342)	—	($149,342)
Foreign exchange	Change in unrealized appreciation (depreciation)	—	$39,813	$39,813
Total		($149,342)	$39,813	($109,529)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund pays the Advisor a management fee for its services to the fund. The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

The fee on assets invested in a fund of the Trust or JHF III is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule.

Advisory fee on assets invested in a fund of the Trust and JHF III

Aggregate net assets of the fund
First $5.0 billion	0.100%
Excess over $5.0 billion	0.075%

The fee on Other assets is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

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Advisory fee on Other assets

Aggregate net assets of the fund
First $5.0 billion	0.550%
Excess over $5.0 billion	0.525%

John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the fund. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund's average daily net assets up to $5 billion, and by 0.025% of the fund's average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level expenses such as advisory fees, acquired fund fees, taxes, brokerage commissions, interest expense, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business for Class R2, Class R4 and Class R6 shares, to the extent that the above expenses for each class exceeded 0.67%, 0.42% and 0.00%, respectively, of the average net assets attributable to each respective class. The fee waiver and/or reimbursements will continue in effect until December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agrees to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.60% of the fund's average net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

Prior to January 1, 2016, the advisor had voluntarily agreed to waive and/or reimburse all blue sky fees and printing and postage for the fund.

For the six months ended February 29, 2016, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$252,080	Class R4	$192
Class C	84,461	Class R6	6,157
Class I	343,500	Total	$689,065
Class R2	2,675

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 0.11% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       30

expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $158 for Class R4 shares for the six months ended February 29, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $86,436 for the six months ended February 29, 2016. Of this amount, $14,217 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $70,901 was paid as sales commissions to broker-dealers and $1,318 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2016, CDSCs received by the Distributor amounted to $200 and $5,988 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and Service Fees	Transfer Agent Fees
Class A	$553,144	$229,349
Class C	618,083	76,883
Class I	—	274,992
Class R2	9,968	324
Class R4	523	26

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Class	Distribution and Service Fees	Transfer Agent Fees
Class R6	—	663
Total	$1,181,718	$582,237

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,443,002	$33,724,548	10,552,233	$154,457,629
Distributions reinvested	702,420	9,602,082	1,318,244	18,824,526
Repurchased	(6,889,693)	(95,164,211)	(14,777,977)	(214,671,467)
Net decrease	(3,744,271)	($51,837,581)	(2,907,500)	($41,389,312)
Class C shares
Sold	333,269	$4,601,506	1,836,054	$27,060,813
Distributions reinvested	166,220	2,283,856	340,183	4,881,628
Repurchased	(1,647,748)	(22,745,999)	(3,182,963)	(46,288,267)
Net decrease	(1,148,259)	($15,860,637)	(1,006,726)	($14,345,826)
Class I shares
Sold	7,992,361	$110,705,141	23,467,918	$345,326,607
Distributions reinvested	909,063	12,417,805	1,553,751	22,187,557
Repurchased	(12,923,734)	(178,346,826)	(25,959,121)	(377,037,947)
Net decrease	(4,022,310)	($55,223,880)	(937,452)	($9,523,783)
Class R2 shares
Sold	326,373	$4,503,990	106,982	$1,551,771
Distributions reinvested	9,711	132,651	4,246	60,635
Repurchased	(45,813)	(639,523)	(49,964)	(723,250)
Net increase	290,271	$3,997,118	61,264	$889,156
Class R4 shares
Sold	2,812	$38,686	18,154	$265,864
Distributions reinvested	699	9,562	581	8,297
Repurchased	(11,475)	(154,416)	(9,242)	(132,224)
Net increase (decrease)	(7,964)	($106,168)	9,493	$141,937
Class R6 shares
Sold	310,095	$4,153,342	234,334	$3,410,510
Distributions reinvested	14,131	193,028	27,169	387,707
Repurchased	(306,754)	(4,305,919)	(270,452)	(3,982,561)
Net increase (decrease)	17,472	$40,451	(8,949)	($184,344)
Total net decrease	(8,615,061)	($118,990,697)	(4,789,870)	($64,412,172)

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Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $132,078,666 and $243,092,282, respectively, for the six months ended February 29, 2016.

Note 8 — Investment in affiliated underlying funds

The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying fund's net assets. At February 29, 2016 the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Fund	Underlying fund's net assets
John Hancock Funds Enduring Assets Fund	32.7%
John Hancock Funds II Global Real Estate Fund	27.0%
John Hancock Funds II Redwood Fund	20.8%
John Hancock Funds Seaport Fund	10.1%
John Hancock Funds II Global Income Fund	9.0%
John Hancock Funds II Short Duration Credit Opportunities Fund	7.6%
John Hancock Funds II Absolute Return Currency Fund	7.5%
John Hancock Funds II Technical Opportunities Fund	5.5%

Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Absolute Return Currency	10,555,819	181,872	(2,594,659)	8,143,032	—	—	($1,587,860)	$76,870,225
Enduring Assets	4,600,945	317,570	(925,151)	3,993,364	$203,422	—	(378,191)	40,532,648
Global Absolute Return Strategies	12,496,918	1,513,503	(2,128,084)	11,882,337	8,423,411	—	(154,110)	120,011,601
Global Income	4,490,767	303,441	(661,309)	4,132,899	1,225,921	—	(935,164)	35,542,930
Global Real Estate (Deutsche)	1,865,768	59,515	(1,925,283)	—	—	—	1,932	—
Global Real Estate (Standard Life)	—	1,821,752	(351,690)	1,470,062	270,211	$74,445	(81,024)	14,318,406
Natural Resources	774,689	250,795	(286,320)	739,164	77,784	—	(2,172,401)	6,408,556
Real Return Bond	1,695,030	998,190	(374,896)	2,318,324	245,294	—	(871,614)	25,176,998
Redwood	11,864,329	1,223,580	(2,583,908)	10,504,001	—	8,879,889	(2,663,967)	102,414,010
Seaport	9,446,501	544,010	(2,532,993)	7,457,518	—	446,173	1,518,734	75,619,238
Short Duration Credit Opportunities	12,464,534	782,012	(2,026,261)	11,220,285	2,476,544	—	(1,757,464)	102,777,814
Strategic Income Opportunities	10,602,992	1,820,174	(1,944,871)	10,478,295	2,046,476	2,912,420	(1,418,814)	108,240,785
Technical Opportunities	4,239,301	544,219	(1,490,335)	3,293,185	—	5,950,367	(2,572,629)	34,808,964
					$14,969,063	$18,263,294	($13,072,572)	$742,722,175

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Note 9 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended February 29, 2016, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Touchstone Merger Arbitrage Fund	4,570,289	—	(1,006,504)	3,563,785	—	—	($227,945)	$38,488,879

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       35

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279511	345SA 2/16 4/16

John Hancock

Blue Chip Growth Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for U.S. equity investors. Oil prices hit multi-year lows before rebounding in February. Concerns about slowing global growth added to negative investor psychology, and stock prices fell steeply. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture in the United States offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Blue Chip Growth Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
18	Financial statements
22	Financial highlights
26	Notes to financial statements
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital. Current income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A. Had the returns reflected Class A expenses, returns would be lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. equities generally posted small declines

Investor concerns about the state of the global economy contributed to a modest loss for the fund's benchmark, the S&P 500 Index.

The fund trailed its benchmark

The fund's underperformance in the healthcare and consumer staples sectors was the leading cause of the relative shortfall.

Certain aspects of the fund's positioning added value

Stock selection in the information technology sector contributed to performance, as did the fund's underweight positions in financials and energy.

SECTOR COMPOSITION AS OF 2/29/16 (%)

A note about risks

Growth stocks may be more susceptible to earnings disappointments. Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors.Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       3

Discussion of fund performance

An interview with Portfolio Manager Larry J. Puglia, CFA, CPA, T. Rowe Price Associates, Inc.

Larry J. Puglia, CFA, CPA
Portfolio Manager
T. Rowe Price

Can you describe the market environment of the past six months?

U.S. equities experienced elevated volatility and closed with a loss of 0.92%, as gauged by the fund's benchmark, the S&P 500 Index. Stocks began the period on shaky ground, as the substantial sell-off in August spilled over to September. The market subsequently surged in October, but it gave back ground in the final two months of 2015 before falling sharply in the first three weeks of the new year. While the S&P 500 Index recovered somewhat through late January and into February, it was unable to overcome the impact of its poor start to 2016.

The relatively weak showing of the U.S. stock market stemmed largely from concerns about slowing global growth. Although the domestic economy remained on track for a gradual expansion, fragile economic conditions overseas continued to weigh on the earnings outlook for large, multinational companies. In addition, the persistent downturn in oil and other commodities dampened investor sentiment and led to poor returns for the energy and materials sectors. The U.S. Federal Reserve's decision to raise interest rates at its December meeting, which was seen as being an additional hindrance to growth, also contributed to market weakness in the latter half of the period. In this environment, defensive sectors such as telecommunication services, utilities, and consumer staples outpaced the return of the broader market.

What factors helped and hurt fund performance during the period?

Stock selection was the primary factor in the fund's shortfall relative to its benchmark. The fund's investments lagged by the widest margin in the healthcare sector, where holdings in the pharmaceuticals and biotechnology industries had an adverse impact on relative performance. Valeant Pharmaceuticals International, Inc., which declined due to concerns about its distribution model and the potential for increased regulations on drug pricing, was the largest detractor from performance. A position in McKesson Corp., which struggled due to weak pricing for generic drugs

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       4

"The relatively weak showing of the U.S. stock market stemmed largely from concerns about slowing global growth."
and the loss of several large contracts, also detracted from performance in healthcare. Alexion Pharmaceuticals, Inc., which sold off along with the broader biotech group in January, was an additional detractor in the sector.

Weak stock selection in the consumer staples sector, together with an underweight position in this outperforming group, had an adverse impact on performance. The fund's lack of exposure to the household products and tobacco industries was the most important factor in its underperformance in the sector. Outside of healthcare and consumer staples, LinkedIn Corp. and Morgan Stanley were the largest individual detractors.

On the positive side, fund performance was helped by favorable stock selection in the information technology sector. Shares of Alphabet, Inc. (formerly Google, Inc.) rose after the company reported earnings that exceeded expectations due in part to strong revenue growth from its mobile advertising operations. Management also announced that the company would begin an extensive share buyback program as part of a disciplined capital allocation program. The fund was further aided by its position in Facebook, Inc., which outperformed the broader information technology sector by a wide margin, as well as our decision to underweight Apple, Inc. An underweight in the financials sector, primarily the banking industry, also boosted relative performance as investor concerns regarding the interest-rate policies of the world's central banks weighed on many stocks

TOP 10 HOLDINGS AS OF 2/29/16 (%)

Amazon.com, Inc.	6.7
Alphabet, Inc., Class C	4.4
Facebook, Inc., Class A	4.2
The Priceline Group, Inc.	3.7
Danaher Corp.	3.1
Microsoft Corp.	2.9
Visa, Inc., Class A	2.9
Allergan PLC	2.6
Alphabet, Inc., Class A	2.6
MasterCard, Inc., Class A	2.5
TOTAL	35.6
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       5

"... we continued to seek opportunities among durable large- and mid-cap growth companies with the ability to increase revenues and earnings regardless of global economic conditions."
in the group. The fund's underweight in the energy sector was an additional positive for relative performance.

Among individual stocks, The Priceline Group, Inc., the leading online travel services provider, made a strong contribution to fund performance after the company's solid earnings results and free cash flow growth helped boost its stock price. Danaher Corp., which announced it would split itself into two publicly traded companies in order to recognize value, also contributed positively to the fund's return.

How would you characterize the fund's activity during the past six months?

Microsoft Corp., Bristol-Myers Squibb Co., and Facebook, Inc. represented the fund's largest purchases, as we elected to add to existing positions in all three stocks. We believed these companies aligned well with our investment philosophy, which favors companies that offer sustainable earnings and cash flow growth. We also stayed focused on companies that we believe are on the right side of major and lasting change, including the shift of advertising dollars from print and broadcast media to digital and social media, as well as the emergence of both cloud computing and software as a service.

Our largest reductions included The Sherwin-Williams Co., Netflix, Inc., and Starbucks Corp. We trimmed Netflix on strength during the fourth quarter of 2015, as its valuation had increased after its outperformance of the prior year. However, we maintained a large position in the stock on the belief that its international growth prospects and the secular trend of cord cutting from cable providers will continue to drive shareholder value over the long term. We also reduced the fund's position in the coffee giant Starbucks, which became more fully valued following its outperformance in 2015. We nevertheless maintained a considerable weighting in the stock, which we believe continues to demonstrate momentum in the United States and has an opportunity for significant expansion overseas.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       6

How was the fund positioned at the end of the period?

We hold a cautiously optimistic view with regard to U.S. equities. We expect the environment of slow but sustained growth should be supportive of select high-quality growth stocks whose profitability isn't fully dependent on broader economic trends. We believe U.S. market valuations are attractive, especially considering the continued subdued level of interest rates and the potential for improving corporate profits. With this as the backdrop, we continued to seek opportunities among durable large- and mid-cap growth companies that we believe have the ability to increase revenues and earnings regardless of global economic conditions.

MANAGED BY

Larry J. Puglia, CFA, CPA On the fund since 2005 Investing since 1989

The views expressed in this report are exclusively those of Larry J. Puglia, CFA, CPA, T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-11.39	10.42	7.24	-9.94	64.19	101.16
Class C1	-8.18	11.41	7.72	-6.37	71.62	110.27
Class 1[2]	-6.46	11.58	7.77	-5.04	72.94	111.40
Class NAV[2]	-6.41	11.64	7.83	-5.01	73.38	112.44
Index 1†	-6.19	10.13	6.44	-0.92	62.03	86.66
Index 2†	-5.05	10.95	7.74	-1.22	68.11	110.70

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class 1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A*	Class C*	Class 1	Class NAV
Gross (%)	1.24	1.94	0.86	0.81
Net (%)	1.14	1.89	0.86	0.81

*	Expenses have been estimated for the class's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the Russell 1000 Growth Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Blue Chip Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-28-06	21,027	21,027	18,666	21,070
Class 1[2]	2-28-06	21,140	21,140	18,666	21,070
Class NAV[2]	2-28-06	21,244	21,244	18,666	21,070

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth expectations.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class C shares were first offered on 3-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A and Class C. Had the returns reflected Class A and Class C expenses, returns would be lower.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$948.10	$5.47	1.13%
Class C	1,000.00	944.60	9.09	1.88%
Class 1	1,000.00	949.60	4.02	0.83%
Class NAV	1,000.00	949.90	3.78	0.78%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.20	$5.67	1.13%
Class C	1,000.00	1,015.50	9.42	1.88%
Class 1	1,000.00	1,020.70	4.17	0.83%
Class NAV	1,000.00	1,021.00	3.92	0.78%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       11

Fund's investments

As of 2-29-16 (unaudited)
	Shares	Value
Common stocks 99.4%		$2,445,634,730
(Cost $1,431,350,884)
Consumer discretionary 25.4%		624,159,518
Auto components 0.2%
BorgWarner, Inc.	7,600	248,368
Delphi Automotive PLC	70,800	4,720,944
Automobiles 0.4%
Ferrari NV (I)(L)	16,280	618,314
Tesla Motors, Inc. (I)(L)	45,070	8,650,285
Hotels, restaurants and leisure 4.0%
Carnival Corp.	24,400	1,170,224
Hilton Worldwide Holdings, Inc.	697,634	14,496,835
Las Vegas Sands Corp.	38,500	1,858,780
Marriott International, Inc., Class A (L)	167,085	11,386,843
McDonald's Corp.	2,000	234,380
MGM Resorts International (I)	539,200	10,207,056
Norwegian Cruise Line Holdings, Ltd. (I)	288,100	14,154,353
Royal Caribbean Cruises, Ltd.	180,700	13,438,658
Starbucks Corp.	534,500	31,113,245
Yum! Brands, Inc.	3,400	246,398
Internet and catalog retail 12.0%
Amazon.com, Inc. (I)	299,811	165,651,574
Ctrip.com International, Ltd., ADR (I)	282,600	11,563,992
JD.com, Inc., ADR (I)	117,500	3,020,925
Netflix, Inc. (I)	264,700	24,725,627
The Priceline Group, Inc. (I)	71,700	90,715,557
Media 0.7%
The Walt Disney Company	184,000	17,575,680
Multiline retail 0.0%
Dollar General Corp.	9,700	720,225
Specialty retail 6.4%
AutoZone, Inc. (I)	22,100	17,117,997
L Brands, Inc.	90,378	7,663,151
Lowe's Companies, Inc.	519,400	35,075,082
O'Reilly Automotive, Inc. (I)	121,600	31,654,912
Ross Stores, Inc.	342,600	18,836,148
The Home Depot, Inc.	249,100	30,918,292
Tractor Supply Company	186,600	15,780,762
Textiles, apparel and luxury goods 1.7%
Hanesbrands, Inc.	555,900	15,837,591
NIKE, Inc., Class B	398,500	24,543,615

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       12

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
PVH Corp.	2,700	$213,705
Consumer staples 3.0%		74,965,236
Beverages 0.6%
Constellation Brands, Inc., Class A	75,300	10,649,679
Molson Coors Brewing Company, Class B	19,500	1,662,765
Monster Beverage Corp. (I)	20,700	2,597,850
Food and staples retailing 2.2%
Costco Wholesale Corp.	43,000	6,451,290
CVS Health Corp.	207,310	20,144,313
The Kroger Company	44,200	1,764,022
Walgreens Boots Alliance, Inc.	328,400	25,923,896
Food products 0.1%
The Kraft Heinz Company	16,000	1,232,320
Personal products 0.1%
The Estee Lauder Companies, Inc., Class A	49,700	4,539,101
Energy 0.0%		526,988
Oil, gas and consumable fuels 0.0%
Concho Resources, Inc. (I)	2,100	189,504
Pioneer Natural Resources Company	2,800	337,484
Financials 5.9%		144,676,769
Banks 0.0%
Citigroup, Inc.	17,600	683,760
Capital markets 2.5%
Ameriprise Financial, Inc.	45,489	3,818,802
Morgan Stanley	900,900	22,252,230
Northern Trust Corp.	32,611	1,936,441
State Street Corp.	170,029	9,314,189
TD Ameritrade Holding Corp.	657,500	18,791,350
The Bank of New York Mellon Corp.	107,900	3,818,581
Consumer finance 0.0%
Synchrony Financial (I)	7,300	196,735
Diversified financial services 1.2%
CME Group, Inc.	4,800	438,912
Intercontinental Exchange, Inc.	120,120	28,643,815
McGraw Hill Financial, Inc.	11,000	987,140
Insurance 0.5%
Aon PLC	2,500	238,225
Chubb, Ltd.	14,800	1,709,844
Marsh & McLennan Companies, Inc.	174,500	9,955,225

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       13

	Shares	Value
Financials (continued)
Insurance (continued)
Willis Towers Watson PLC	8,700	$985,884
Real estate investment trusts 1.7%
American Tower Corp.	443,662	40,905,636
Health care 25.0%		613,817,877
Biotechnology 8.2%
Alexion Pharmaceuticals, Inc. (I)	359,200	50,575,360
Baxalta, Inc.	122,500	4,718,700
Biogen, Inc. (I)	85,100	22,076,642
Celgene Corp. (I)	446,600	45,030,678
Gilead Sciences, Inc.	370,100	32,291,225
Incyte Corp. (I)	32,000	2,352,000
Regeneron Pharmaceuticals, Inc. (I)	56,800	21,812,336
Vertex Pharmaceuticals, Inc. (I)	252,200	21,560,578
Health care equipment and supplies 2.9%
Becton, Dickinson and Company	144,700	21,336,015
Hologic, Inc. (I)	68,800	2,382,544
Intuitive Surgical, Inc. (I)	36,100	20,326,466
Medtronic PLC	119,450	9,244,236
Stryker Corp.	182,721	18,250,173
Health care providers and services 6.6%
Aetna, Inc.	180,100	19,564,263
AmerisourceBergen Corp.	50,600	4,382,972
Anthem, Inc.	167,100	21,838,299
Cardinal Health, Inc.	209,000	17,075,300
Cigna Corp.	31,200	4,355,832
Henry Schein, Inc. (I)	49,300	8,156,685
Humana, Inc.	37,900	6,707,163
McKesson Corp.	268,200	41,737,284
UnitedHealth Group, Inc.	330,800	39,398,280
Life sciences tools and services 1.5%
Agilent Technologies, Inc.	44,800	1,673,280
Thermo Fisher Scientific, Inc.	266,100	34,377,459
Pharmaceuticals 5.8%
Allergan PLC (I)	222,073	64,425,598
Bristol-Myers Squibb Company	546,500	33,844,745
Eli Lilly & Company	277,300	19,965,600
Shire PLC, ADR (L)	30,400	4,745,744
Valeant Pharmaceuticals International, Inc. (I)	241,900	15,917,020
Zoetis, Inc.	90,000	3,695,400

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       14

	Shares	Value
Industrials 10.0%		$246,014,336
Aerospace and defense 1.6%
Northrop Grumman Corp.	19,600	3,767,512
Rockwell Collins, Inc.	22,400	1,961,568
Textron, Inc.	75,300	2,571,495
The Boeing Company	256,900	30,360,442
Air freight and logistics 0.5%
FedEx Corp.	99,900	13,674,312
Airlines 2.6%
Alaska Air Group, Inc.	166,700	12,319,130
American Airlines Group, Inc.	902,100	36,986,100
Delta Air Lines, Inc.	54,800	2,643,552
United Continental Holdings, Inc. (I)	233,300	13,358,758
Industrial conglomerates 3.7%
Danaher Corp.	855,974	76,412,799
Roper Technologies, Inc.	81,400	13,669,502
Machinery 0.3%
Wabtec Corp.	102,100	7,208,260
Professional services 0.1%
IHS, Inc., Class A (I)	17,800	1,851,022
Road and rail 1.2%
Canadian Pacific Railway, Ltd.	126,600	15,342,654
J.B. Hunt Transport Services, Inc.	123,700	9,437,073
Kansas City Southern	47,900	3,913,909
Union Pacific Corp.	6,800	536,248
Information technology 29.1%		716,080,702
Internet software and services 14.9%
Alibaba Group Holding, Ltd., ADR (I)	448,644	30,871,194
Alphabet, Inc., Class A (I)	89,784	64,394,880
Alphabet, Inc., Class C (I)	155,229	108,314,139
Baidu, Inc., ADR (I)	94,400	16,370,848
Facebook, Inc., Class A (I)	976,965	104,457,098
LinkedIn Corp., Class A (I)	94,000	11,015,860
Tencent Holdings, Ltd.	1,705,200	31,200,932
IT services 6.9%
Cognizant Technology Solutions Corp., Class A (I)	65,500	3,732,190
Fidelity National Information Services, Inc.	7,900	460,175
First Data Corp., Class A (I)	48,000	600,000
Fiserv, Inc. (I)	263,500	25,198,505
MasterCard, Inc., Class A	705,000	61,278,600
PayPal Holdings, Inc. (I)	213,200	8,131,448
Visa, Inc., Class A	979,400	70,898,766

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       15

			Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.3%
Broadcom, Ltd.			35,500	$4,755,935
NXP Semiconductors NV (I)			43,700	3,113,188
Software 5.7%
Activision Blizzard, Inc.			7,600	240,692
Electronic Arts, Inc. (I)			136,100	8,743,064
Intuit, Inc.			4,900	473,536
Microsoft Corp.			1,403,600	71,415,168
Red Hat, Inc. (I)			198,903	12,998,311
salesforce.com, Inc. (I)			545,100	36,930,525
ServiceNow, Inc. (I)			184,300	10,134,657
Technology hardware, storage and peripherals 1.3%
Apple, Inc.			313,900	30,350,991
Materials 1.0%				25,022,304
Chemicals 1.0%
Ashland, Inc.			60,700	5,784,103
Ecolab, Inc.			43,700	4,481,435
PPG Industries, Inc.			12,200	1,177,666
The Sherwin-Williams Company			50,200	13,579,100
Telecommunication services 0.0%				371,000
Wireless telecommunication services 0.0%
T-Mobile US, Inc. (I)			10,000	371,000
	Yield (%)		Shares	Value
Securities lending collateral 0.6%				$14,451,779
(Cost $14,451,004)
John Hancock Collateral Trust (W)	0.4639(Y	)	1,444,412	14,451,779
Short-term investments 0.8%
(Cost $21,005,202)
Money market funds 0.8%				21,005,202
State Street Institutional U.S. Government Money Market Fund	0.2412(Y	)	500,000	500,000
T. Rowe Price Reserve Investment Fund	0.3233(Y	)	20,505,202	20,505,202
Total investments (Cost $1,466,807,090)† 100.8%				$2,481,091,711
Other assets and liabilities, net (0.8%)				($20,587,001)
Total net assets 100.0%				$2,460,504,710

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       16

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-29-16.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $1,476,999,251. Net unrealized appreciation aggregated to $1,004,092,460, of which $1,059,792,498 related to appreciated investment securities and $55,700,038 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       17

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,452,356,086) including $14,174,691 of securities loaned	$2,466,639,932
Affiliated investments, at value (Cost $14,451,004)	14,451,779
Total investments, at value (Cost $1,466,807,090)	2,481,091,711
Receivable for investments sold	1,484,855
Receivable for fund shares sold	2,144,096
Dividends and interest receivable	1,944,394
Receivable for securities lending income	22,494
Receivable due from advisor	959
Other receivables and prepaid expenses	79,480
Total assets	2,486,767,989
Liabilities
Payable for investments purchased	9,153,041
Payable for fund shares repurchased	2,472,222
Payable upon return of securities loaned	14,470,784
Payable to affiliates
Accounting and legal services fees	43,926
Transfer agent fees	16,318
Trustees' fees	322
Other liabilities and accrued expenses	106,666
Total liabilities	26,263,279
Net assets	$2,460,504,710
Net assets consist of
Paid-in capital	$1,431,334,520
Accumulated (distributions in excess of) net investment income	(562,141)
Accumulated net realized gain (loss) on investments and foreign currency transactions	15,448,280
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,014,284,051
Net assets	$2,460,504,710

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       18

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($155,243,778 ÷ 5,335,922 shares)[1]	$29.09
Class C ($26,535,764 ÷ 919,048 shares)[1]	$28.87
Class 1 ($976,060,309 ÷ 33,464,318 shares)	$29.17
Class NAV ($1,302,664,859 ÷ 44,649,540 shares)	$29.18
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$30.62

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       19

STATEMENT OF OPERATIONS   For the six months ended 2-29-16 (unaudited)

Investment income
Dividends	$9,832,569
Securities lending	74,612
Interest	13,752
Less foreign taxes withheld	(5,060)
Total investment income	9,915,873
Expenses
Investment management fees	9,970,370
Distribution and service fees	492,036
Accounting and legal services fees	159,138
Transfer agent fees	73,454
Trustees' fees	22,063
State registration fees	19,049
Printing and postage	417
Professional fees	49,779
Custodian fees	155,318
Registration and filing fees	30,984
Other	18,040
Total expenses	10,990,648
Less expense reductions	(513,865)
Net expenses	10,476,783
Net investment loss	(560,910)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	68,098,576
Affiliated investments	366
68,098,942
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(193,724,276)
Affiliated investments	471
(193,723,805)
Net realized and unrealized loss	(125,624,863)
Decrease in net assets from operations	($126,185,773)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       20

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	($560,910)	$1,029,846
Net realized gain	68,098,942	310,218,174
Change in net unrealized appreciation (depreciation)	(193,723,805)	(113,860,385)
Increase (decrease) in net assets resulting from operations	(126,185,773)	197,387,635
Distributions to shareholders
From net investment income
Class 1	(224,020)	—
Class NAV	(782,262)	—
From net realized gain
Class A	(14,015,020)	—
Class C	(2,691,511)	—
Class 1	(124,385,749)	(89,609,449)
Class NAV	(171,780,628)	(178,952,929)
Total distributions	(313,879,190)	(268,562,378)
From fund share transactions	373,616,792	(143,687,323)
Total decrease	(66,448,171)	(214,862,066)
Net assets
Beginning of period	2,526,952,881	2,741,814,947
End of period	$2,460,504,710	$2,526,952,881
Accumulated undistributed (distributions in excess of) net investment income	($562,141)	$1,005,051

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       21

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$34.71		$34.99
Net investment loss[3]	(0.05)		(0.07)
Net realized and unrealized loss on investments	(1.28)		(0.21)
Total from investment operations	(1.33)		(0.28)
Less distributions
From net realized gain	(4.29)		—
Net asset value, end of period	$29.09		$34.71
Total return (%)[4,5]	(5.19	) [6]	(0.80	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$155		$46
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	[7]	1.24	[7]
Expenses including reductions	1.13	[7]	1.14	[7]
Net investment loss	(0.33	) [7]	(0.44	) [7]
Portfolio turnover (%)	15		31	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class A shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       22

Class C Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$34.60		$34.99
Net investment loss[3]	(0.18)		(0.18)
Net realized and unrealized loss on investments	(1.26)		(0.21)
Total from investment operations	(1.44)		(0.39)
Less distributions
From net realized gain	(4.29)		—
Net asset value, end of period	$28.87		$34.60
Total return (%)[4,5]	(5.54	) [6]	(1.11	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$27		$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94	[7]	1.94	[7]
Expenses including reductions	1.88	[7]	1.89	[7]
Net investment loss	(1.09	) [7]	(1.19	) [7]
Portfolio turnover (%)	15		31	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class C shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       23

Class 1 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$34.75		$35.98	$28.74	$24.09	$20.63	$16.31
Net investment income (loss)[2]	(0.01)		— [3]	(0.03)	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments	(1.27)		2.44	8.04	4.66	3.45	4.31
Total from investment operations	(1.28)		2.44	8.01	4.71	3.48	4.32
Less distributions
From net investment income	(0.01)		—	—	(0.06)	(0.02)	—	[3]
From net realized gain	(4.29)		(3.67)	(0.77)	—	—	—
Total distributions	(4.30)		(3.67)	(0.77)	(0.06)	(0.02)	—	[3]
Net asset value, end of period	$29.17		$34.75	$35.98	$28.74	$24.09	$20.63
Total return (%)[4]	(5.04	) [5]	7.25	28.06	19.62	16.87	26.51
Ratios and supplemental data
Net assets, end of period (in millions)	$976		$969	$888	$696	$606	$489
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	[6]	0.86	0.86	0.86	0.86	0.86
Expenses including reductions	0.83	[6]	0.82	0.83	0.83	0.83	0.82
Net investment income	(0.05	) [6]	0.01	(0.08)	0.18	0.12	0.03
Portfolio turnover (%)	15		31	33	33	27	40

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       24

Class NAV Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$34.76		$35.97	$28.72	$24.07	$20.62	$16.30
Net investment income (loss)[2]	—	[3]	0.02	(0.01)	0.06	0.04	0.02
Net realized and unrealized gain (loss) on investments	(1.27)		2.44	8.03	4.67	3.44	4.31
Total from investment operations	(1.27)		2.46	8.02	4.73	3.48	4.33
Less distributions
From net investment income	(0.02)		—	—	(0.08)	(0.03)	(0.01)
From net realized gain	(4.29)		(3.67)	(0.77)	—	—	—
Total distributions	(4.31)		(3.67)	(0.77)	(0.08)	(0.03)	(0.01)
Net asset value, end of period	$29.18		$34.76	$35.97	$28.72	$24.07	$20.62
Total return (%)[4]	(5.01	) [5]	7.31	28.11	19.69	16.89	26.58
Ratios and supplemental data
Net assets, end of period (in millions)	$1,303		$1,501	$1,854	$1,551	$1,559	$1,881
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	[6]	0.81	0.81	0.81	0.81	0.81
Expenses including reductions	0.78	[6]	0.77	0.78	0.78	0.78	0.78
Net investment income (loss)	—	[6,7]	0.06	(0.04)	0.24	0.17	0.07
Portfolio turnover (%)	15		31	33	33	27	40

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       25

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide long-term growth of capital. Current income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       26

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$624,159,518	$624,159,518	—	—
Consumer staples	74,965,236	74,965,236	—	—
Energy	526,988	526,988	—	—
Financials	144,676,769	144,676,769	—	—
Health care	613,817,877	613,817,877	—	—
Industrials	246,014,336	246,014,336	—	—
Information technology	716,080,702	684,879,770	$31,200,932	—
Materials	25,022,304	25,022,304	—	—
Telecommunication services	371,000	371,000	—	—
Securities lending collateral	14,451,779	14,451,779	—	—
Short-term investments	21,005,202	21,005,202	—	—
Total investments in securities	$2,481,091,711	$2,449,890,779	$31,200,932	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Interest income is accrued as earned. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2016, the fund loaned common stocks valued at $14,174,691 and received $14,470,784 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       27

expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $1,878. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       28

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis, to the sum of: a) 0.825% of the first $1 billion of the fund's aggregate net assets and b) 0.775% of the fund's aggregate net assets in excess of $1 billion. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for the day is 0.800% of the first $1 billion of aggregate net assets. The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of Class A and Class C shares" means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This agreement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminated at any time.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       29

The expense reductions described above amounted to the following for the six months ended February 29, 2016:

Class	Expense reduction	Class	Expense reduction
Class A	$54,218	Class NAV	$267,994
Class C	5,319	Total	$513,865
Class 1	186,334

The investment management fees incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 0.74% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,157,032 for the six months ended February 29, 2016. Of this amount, $362,532 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,785,315 was paid as sales commissions to broker-dealers and $9,185 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2016, CDSCs received by the Distributor amounted to $395 and $4,811 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       30

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$149,849	$61,959
Class C	92,633	11,495
Class 1	249,554	—
Total	$492,036	$73,454

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	4,015,144	$132,239,492	1,373,441	$49,163,577
Distributions reinvested	429,034	14,007,951	—	—
Repurchased	(446,500)	(13,975,972)	(35,197)	(1,253,805)
Net increase	3,997,678	$132,271,471	1,338,244	$47,909,772
Class C shares[1]
Sold	667,859	$22,038,779	288,620	$10,333,508
Distributions reinvested	82,730	2,684,595	—	—
Repurchased	(111,956)	(3,401,290)	(8,205)	(284,704)
Net increase	638,633	$21,322,084	280,415	$10,048,804
Class 1 shares
Sold	2,375,987	$80,060,460	2,117,356	$74,944,863
Distributions reinvested	3,809,531	124,609,769	2,699,893	89,609,449
Repurchased	(615,100)	(19,944,466)	(1,600,674)	(55,907,971)
Net increase	5,570,418	$184,725,763	3,216,575	$108,646,341
Class NAV shares
Sold	229,755	$7,249,001	229,244	$7,853,890
Distributions reinvested	5,273,927	172,562,890	5,391,773	178,952,929
Repurchased	(4,046,688)	(144,514,417)	(13,970,326)	(497,099,059)
Net increase (decrease)	1,456,994	$35,297,474	(8,349,309)	($310,292,240)
Total net increase (decrease)	11,663,723	$373,616,792	(3,514,075)	($143,687,323)

1 The inception date for Class A and Class C shares is 3-27-15.

Affiliates of the Trust owned 100% of shares of beneficial interest of Class 1 and Class NAV shares on February 29, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $427,111,896 and $374,225,543, respectively, for the six months ended February 29, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       31

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 53.0% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Growth Fund	19.8%
John Hancock Funds II Lifestyle Balanced Fund	15.4%
John Hancock Funds II Lifestyle Aggressive Fund	7.5%

Note 9 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the period ended February 29, 2016, the fund engaged in sales of securities amounting to $953,150.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       32

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279512	457SA 2/16 4/16

John Hancock

Emerging Markets Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The period covered by this report was a challenging one for investors in global equities. Oil prices hit multi-year lows before rebounding in February. Concerns about slowing global growth added to negative investor psychology, and stock prices fell around the world. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continued to stimulate growth and to signal that they will take action to support economies and markets.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
21	Financial highlights
26	Notes to financial statements
35	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Emerging-market equities declined amid a challenging macroeconomic environment

Emerging-market indexes posted negative returns as a weak outlook for global economic growth pressured prices for oil and most other commodities and weighed on equity prices in most emerging markets.

The fund's small- and micro-cap holdings had a positive impact on relative results

While the fund posted negative returns, its result was mitigated by better relative performance of its small- and micro-cap holdings, which had very little representation within the benchmark, the MSCI Emerging Markets Index.

The fund's positioning contributed in China and Taiwan

The fund's relatively low weight in Chinese equities contributed to relative results, as did its positioning in Taiwan.

SECTOR COMPOSITION AS OF 2/29/16 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Value stocks may decline in price. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Currency transactions and valuations are affected by fluctuations in exchange rates. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       3

Discussion of fund performance

An interview with Portfolio Manager Joseph H. Chi, CFA, Dimensional Fund Advisors LP

Joseph H. Chi, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Emerging-market equity prices generally fell during the six-month period. Can you describe the market environment?

Among the primary factors that weighed on most emerging-market equities during the period were further declines in the prices of oil and most other major commodities, and lingering concerns about economic weakness in many emerging markets, chiefly China, Russia, and Brazil. While emerging-market equities generally rose during the first two months of the period, the positive momentum faded in November. Emerging-market equities experienced their steepest decline of the period in early January.

While returns were broadly negative across the emerging-market equity universe, small-cap stocks, as represented by the MSCI Emerging Markets Small Cap Index, outperformed large caps and mid caps, as represented by the MSCI Emerging Markets Index, which primarily includes large caps and mid caps. Performance differences between relative low-priced value equities (as measured by price-to-book ratios) and their growth-oriented counterparts were generally muted.

At the sector level, information technology, materials, and consumer discretionary were among the better performers within emerging-market equities, while telecommunication services, financials, industrials, and energy were among the weakest. Among the five largest country components of the benchmark, equity markets in Taiwan and South Korea outperformed, while markets in China, India, and South Africa underperformed. Other countries that performed relatively well included Indonesia, Malaysia, Thailand, and Mexico, while Brazil underperformed.

Did this environment affect the portfolio team's management of the fund?

We continued to pursue a disciplined approach to identify securities for purchase or sale in the fund. As a result of our diversified investment approach, the performance of the fund's portfolio of more than 3,000 equity holdings is determined principally by broad trends in emerging-market equities rather than the behavior of a limited group of securities in a particular industry, country, or asset class. We seek long-term capital appreciation primarily in emerging-market securities. We also seek to purchase emerging-market equity securities across all market capitalizations, with higher exposure relative to the benchmark to areas of the market that have historically generated higher

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"While the fund's overall return was negative, it outperformed the benchmark, and differences at the market capitalization level were the most significant factor in this result."
returns over the long term. This approach has resulted in the fund broadly maintaining relatively high weightings in securities of small-cap issuers and in value stocks, generally meaning those that have a low relative price in relation to their book value. In the weightings of individual positions, we also place greater emphasis on companies with higher profitability.

At the market capitalization level, how did differences in the fund's holdings relative to the benchmark affect fund performance?

While the fund's overall return was negative, it outperformed the benchmark, and differences at the market capitalization level were the most significant factor in this result. The fund had higher weightings in small- and micro-cap stocks relative to the benchmark, which is primarily made up of large- and mid-cap stocks. These differences contributed positively to relative performance overall, as the fund's small- and micro-cap holdings performed somewhat better than the benchmark.

On the basis of value versus growth stocks, what impact did the fund's relatively high weight in value stocks have on performance?

While the contribution from the high weightings in small- and micro-cap stocks was a more significant factor overall, the fund's higher weight in value stocks also contributed to relative results.

TOP 10 HOLDINGS AS OF 2/29/16 (%)

Samsung Electronics Company, Ltd.	2.5
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1
Tencent Holdings, Ltd.	1.2
China Mobile, Ltd., ADR	1.1
China Construction Bank Corp., H Shares	1.0
Hon Hai Precision Industry Company, Ltd.	0.7
Infosys, Ltd.	0.6
Industrial & Commercial Bank of China, Ltd., H Shares	0.6
MTN Group, Ltd.	0.6
HDFC Bank, Ltd.	0.5
TOTAL	10.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       5

"In keeping with our long-term investment approach, the fund generally held higher weights in low relative-price stocks and equities with smaller market capitalizations..."

How did the fund's country weights affect performance?

During the period, the fund had a relatively low weighting in equities from China, the largest component of the benchmark. This contributed positively to relative performance, as China significantly underperformed. Differences in the composition of the fund's Chinese holdings relative to the benchmark also aided the fund's relative results. The fund's relatively high weightings in value-oriented stocks in China were a significant factor in this regard.

In Taiwan, another major component of the benchmark, differences in the composition of the fund's holdings relative to the benchmark also were a positive factor. This beneficial effect was primarily the result of the fund's holdings in certain Taiwanese small- and micro-cap stocks that are not in the benchmark. Generally, these holdings outperformed the benchmark.

As for detractors, differences in the composition of the fund's holdings in South Korea relative to the benchmark weighed on the fund's relative performance. In India, the fund had a relatively high weighting, which detracted from relative returns, as the Indian equity market underperformed.

How was the fund positioned at the end of the period?

In keeping with our long-term investment approach, the fund generally held higher weights in low relative-price stocks and equities with smaller market capitalizations, while emphasizing companies

TOP 10 COUNTRIES AS OF 2/29/16 (%)

Taiwan	15.7
South Korea	14.9
India	12.4
China	9.6
South Africa	7.6
Brazil	6.9
Mexico	5.7
Malaysia	4.8
Hong Kong	4.5
Indonesia	3.6
TOTAL	85.7
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       6

with higher profitability relative to the benchmark. As a result of this approach, the fund's most significant overweights were in industrials and materials sectors, while the most significant underweights were in the financials and energy sectors. Relative to the benchmark, the fund also held higher weightings in India and Taiwan, and lower weightings in China and Russia.

MANAGED BY

Joseph H. Chi, CFA On the fund since 2010 Investing since 1999
Jed S. Fogdall On the fund since 2010 Investing since 2004
Allen Pu, CFA, Ph.D. On the fund since 2015 Investing since 2002
Bhanu P. Singh On the fund since 2015 Investing since 2003

The views expressed in this report are exclusively those of Joseph H. Chi, CFA, Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
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A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A2	-26.21	-7.48	-1.19	-12.08	-32.21	-10.06
Class C2	-23.71	-7.21	-1.35	-8.70	-31.22	-11.31
Class I2,3	-22.08	-6.16	-0.21	-7.29	-27.23	-1.82
Class R6[2,3]	-21.92	-6.10	-0.16	-7.28	-27.00	-1.44
Class NAV[3]	-21.97	-6.01	-0.06	-7.27	-26.66	-0.56
Index†	-23.13	-5.08	-0.36	-8.74	-22.96	-3.15

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.45	2.15	1.14	1.04	1.03
Net (%)	1.45	2.15	1.14	1.03	1.03

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

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This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	5-1-07	8,869	8,869	9,685
Class I2,3	5-1-07	9,818	9,818	9,685
Class R6[2,3]	5-1-07	9,856	9,856	9,685
Class NAV[3]	5-1-07	9,944	9,944	9,685

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 5-1-07.
2	Class A shares and Class I shares were first offered on 3-31-11; Class C shares were first offered on 6-27-14; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, Class C, and Class R6 shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$925.00	$6.89	1.44%
Class C	1,000.00	922.10	10.23	2.14%
Class I	1,000.00	927.10	5.41	1.13%
Class R6	1,000.00	927.20	4.89	1.02%
Class NAV	1,000.00	927.30	4.89	1.02%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.70	$7.22	1.44%
Class C	1,000.00	1,014.20	10.72	2.14%
Class I	1,000.00	1,019.20	5.67	1.13%
Class R6	1,000.00	1,019.80	5.12	1.02%
Class NAV	1,000.00	1,019.80	5.12	1.02%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       11

Fund's investments

Summary of fund's investments as of 2-29-16 (unaudited)
(showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

	Shares	Value	% of Net Assets
Common stocks 98.3%		$1,540,039,034
(Cost $1,777,815,498)
Australia 0.0%		253,249	0.0%
Brazil 5.7%		88,406,882	5.7%
Ambev SA	573,200	2,518,023	0.2%
Ambev SA, ADR	1,240,917	5,385,580	0.4%
BRF SA	212,400	2,718,771	0.2%
BRF SA, ADR (L)	198,233	2,531,435	0.2%
Itau Unibanco Holding SA	147,577	834,624	0.1%
Itau Unibanco Holding SA, ADR	135,046	850,790	0.1%
Petroleo Brasileiro SA (I)	65,083	119,127	0.0%
Petroleo Brasileiro SA, ADR (I)	676,971	1,712,737	0.1%
Petroleo Brasileiro SA, ADR (I)(L)	534,505	1,924,218	0.1%
Ultrapar Participacoes SA	80,702	1,263,120	0.1%
Ultrapar Participacoes SA, ADR	195,658	3,050,308	0.2%
OTHER SECURITIES		65,498,149	4.0%
Chile 1.7%		25,812,483	1.7%
China 9.6%		150,911,170	9.6%
Bank of China, Ltd., H Shares	16,307,075	6,120,361	0.4%
China Construction Bank Corp., H Shares	25,467,000	14,881,614	1.0%
CNOOC, Ltd.	5,252,000	5,470,956	0.4%
CNOOC, Ltd., ADR (L)	21,903	2,302,005	0.2%
Industrial & Commercial Bank of China, Ltd., H Shares	19,315,000	9,554,718	0.6%
Ping An Insurance Group Company of China, Ltd., H Shares	1,377,000	5,827,205	0.4%
Tencent Holdings, Ltd.	1,032,800	18,897,683	1.2%
OTHER SECURITIES		87,856,628	5.4%
Colombia 0.5%		8,223,439	0.5%
Cyprus 0.0%		124,885	0.0%
Czech Republic 0.2%		3,787,173	0.2%
Egypt 0.1%		1,711,855	0.1%
Greece 0.4%		5,550,418	0.4%
Guernsey, Channel Islands 0.0%		172,999	0.0%
Hong Kong 4.5%		70,545,129	4.5%
China Mobile, Ltd., ADR	329,124	17,604,843	1.1%
China Unicom Hong Kong, Ltd.	1,148,000	1,319,464	0.1%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       12

	Shares	Value	% of Net Assets
Hong Kong (continued)
China Unicom Hong Kong, Ltd., ADR	277,036	$3,196,995	0.2%
OTHER SECURITIES		48,423,827	3.1%
Hungary 0.3%		4,662,286	0.3%
India 12.4%		194,394,754	12.4%
Dr. Reddy's Laboratories, Ltd.	54,303	2,411,193	0.2%
Dr. Reddy's Laboratories, Ltd., ADR (L)	34,550	1,519,509	0.1%
HDFC Bank, Ltd.	509,233	8,282,535	0.5%
Infosys, Ltd.	612,544	9,773,636	0.6%
Infosys, Ltd., ADR (L)	337,548	5,677,557	0.4%
ITC, Ltd.	1,053,317	4,553,806	0.3%
Mahindra & Mahindra, Ltd.	203,111	3,649,511	0.2%
Mahindra & Mahindra, Ltd., GDR	19,216	344,015	0.0%
Reliance Industries, Ltd.	296,543	4,172,881	0.3%
Tata Consultancy Services, Ltd.	207,593	6,586,837	0.4%
OTHER SECURITIES		147,423,274	9.4%
Indonesia 3.6%		55,895,022	3.6%
Bank Rakyat Indonesia Persero Tbk PT	5,640,800	4,666,218	0.3%
Telekomunikasi Indonesia Persero Tbk PT	3,679,100	891,624	0.1%
Telekomunikasi Indonesia Persero Tbk PT, ADR	66,136	3,243,971	0.2%
OTHER SECURITIES		47,093,209	3.0%
Malaysia 4.8%		75,711,750	4.8%
Public Bank BHD	960,060	4,216,880	0.3%
OTHER SECURITIES		71,494,870	4.5%
Malta 0.2%		3,423,117	0.2%
Mexico 5.7%		88,857,151	5.7%
Alfa SAB de CV, Class A	2,790,341	5,048,162	0.3%
America Movil SAB de CV, Series L	9,527,383	6,484,716	0.4%
America Movil SAB de CV, Series L, ADR	111,774	1,515,655	0.1%
Fomento Economico Mexicano SAB de CV	85,789	803,947	0.1%
Fomento Economico Mexicano SAB de CV, ADR	50,004	4,679,874	0.3%
Gruma SAB de CV, Class B	255,518	4,088,006	0.3%
Grupo Financiero Banorte SAB de CV	855,247	4,316,804	0.3%
Grupo Mexico SAB de CV, Series B	2,641,204	5,556,289	0.4%
Grupo Televisa SAB	703,885	3,621,921	0.2%
Grupo Televisa SAB, ADR	94,559	2,430,166	0.2%
Wal-Mart de Mexico SAB de CV	1,901,700	4,477,858	0.3%
OTHER SECURITIES		45,833,753	2.8%
Netherlands 0.4%		6,225,221	0.4%
Steinhoff International Holdings NV	1,014,513	5,415,241	0.3%
OTHER SECURITIES		809,980	0.1%
Peru 0.2%		2,692,056	0.2%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       13

	Shares	Value	% of Net Assets
Philippines 1.9%		$29,936,598	1.9%
Poland 1.9%		29,131,751	1.9%
Russia 1.1%		17,311,697	1.1%
Singapore 0.0%		85,871	0.0%
South Africa 7.6%		118,559,395	7.6%
AngloGold Ashanti, Ltd. (I)	5,521	71,715	0.0%
AngloGold Ashanti, Ltd., ADR (I)	378,421	4,927,041	0.3%
FirstRand, Ltd.	1,888,372	5,246,015	0.3%
Gold Fields, Ltd.	22,046	91,951	0.0%
Gold Fields, Ltd., ADR	948,209	4,048,852	0.3%
MTN Group, Ltd.	1,120,419	9,419,369	0.6%
Naspers, Ltd., N Shares	52,916	6,256,805	0.4%
Sasol, Ltd.	202,992	5,462,585	0.4%
Sasol, Ltd., ADR	101,228	2,744,291	0.2%
The Bidvest Group, Ltd.	197,013	4,423,767	0.3%
OTHER SECURITIES		75,867,004	4.8%
South Korea 14.8%		232,264,067	14.8%
Hyundai Motor Company	41,795	4,984,510	0.3%
LG Display Company, Ltd.	78,594	1,568,940	0.1%
LG Display Company, Ltd., ADR (L)	373,128	3,735,011	0.3%
LG Electronics, Inc.	95,401	5,001,922	0.3%
NAVER Corp.	8,858	4,108,692	0.3%
Samsung Electronics Company, Ltd.	41,513	39,575,061	2.5%
Samsung Electronics Company, Ltd., GDR	118	56,282	0.0%
Shinhan Financial Group Company, Ltd., ADR	151,641	4,662,961	0.3%
SK Hynix, Inc.	286,773	6,955,140	0.5%
OTHER SECURITIES		161,615,548	10.2%
Spain 0.0%		327,991	0.0%
Taiwan 15.7%		245,396,983	15.7%
Hon Hai Precision Industry Company, Ltd.	4,527,673	10,550,044	0.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	7,590,000	33,957,196	2.2%
United Microelectronics Corp.	10,606,468	4,253,886	0.3%
United Microelectronics Corp., ADR (L)	137,773	285,190	0.0%
OTHER SECURITIES		196,350,667	12.5%
Thailand 3.1%		49,006,247	3.1%
PTT PCL	675,200	4,904,079	0.3%
OTHER SECURITIES		44,102,168	2.8%
Turkey 1.9%		30,081,114	1.9%
Ukraine 0.0%		548,849	0.0%
United States 0.0%		27,432	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       14

			Shares	Value	% of Net Assets
Preferred securities 1.3%				$20,226,896
(Cost $50,753,372)
Brazil 1.2%				18,306,102	1.2%
Itau Unibanco Holding SA			1,041,354	6,586,991	0.4%
Petroleo Brasileiro SA (I)			112,856	144,458	0.0%
OTHER SECURITIES				11,574,653	0.8%
Chile 0.0%				678,675	0.0%
Colombia 0.1%				1,169,524	0.1%
Panama 0.0%				72,595	0.0%
Investment companies 0.1%				$956,863
(Cost $679,775)
South Korea 0.1%				956,863	0.1%
			Par value	Value	% of Net Assets
Corporate bonds 0.0%				$172,276
(Cost $152,712)
India 0.0%				172,276	0.0%
			Shares	Value	% of Net Assets
Rights 0.0%				$21,594
(Cost $0)
Warrants 0.0%				$21,454
(Cost $0)
	Yield (%)		Shares	Value	% of Net Assets
Securities lending collateral 3.6%				$55,943,146
(Cost $55,941,490)
John Hancock Collateral Trust (W)	0.4639(Y	)	5,591,351	55,943,146	3.6%
Short-term investments 0.0%				$161,382
(Cost $161,382)
Money market funds 0.0%				161,382	0.0%
Total investments (Cost $1,885,504,229)† 103.3%				$1,617,542,645	103.3%
Other assets and liabilities, net (3.3%)				($51,656,847)	(3.3)%
Total net assets 100.0%				$1,565,885,798	100.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       15

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-29-16.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $1,904,840,046. Net unrealized depreciation aggregated to $287,297,401, of which $272,091,019 related to appreciated investment securities and $559,388,420 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       16

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,829,562,739) including $53,684,734 of securities loaned	$1,561,599,499
Affiliated investments, at value (Cost $55,941,490)	55,943,146
Total investments, at value (Cost $1,885,504,229)	1,617,542,645
Cash	7,688
Foreign currency, at value (Cost $3,173,977)	3,166,057
Receivable for investments sold	7,807,991
Receivable for fund shares sold	923,478
Dividends and interest receivable	3,410,245
Receivable for securities lending income	110,063
Other receivables and prepaid expenses	69,454
Total assets	1,633,037,621
Liabilities
Foreign capital gains tax payable	1,311,665
Payable for investments purchased	5,911,682
Payable for fund shares repurchased	3,454,417
Payable upon return of securities loaned	55,971,249
Payable to affiliates
Accounting and legal services fees	28,314
Transfer agent fees	36,994
Trustees' fees	1,199
Other liabilities and accrued expenses	436,303
Total liabilities	67,151,823
Net assets	$1,565,885,798
Net assets consist of
Paid-in capital	$1,976,302,495
Accumulated distributions in excess of net investment income	(15,127,746)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(125,935,351)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(269,353,600)
Net assets	$1,565,885,798

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       17

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($344,649,248 ÷ 43,767,357 shares)[1]	$7.87
Class C ($1,502,069 ÷ 189,822 shares)[1]	$7.91
Class I ($15,922,108 ÷ 2,026,354 shares)	$7.86
Class R6 ($80,010 ÷ 10,193 shares)	$7.85
Class NAV ($1,203,732,363 ÷ 153,136,172 shares)	$7.86
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$8.28

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       18

STATEMENT OF OPERATIONS   For the six months ended 2-29-16 (unaudited)

Investment income
Dividends	$17,177,587
Securities lending	602,964
Less foreign taxes withheld	(1,773,235)
Total investment income	16,007,316
Expenses
Investment management fees	8,404,699
Distribution and service fees	614,522
Accounting and legal services fees	110,443
Transfer agent fees	259,929
Trustees' fees	18,715
State registration fees	58,504
Printing and postage	28,802
Professional fees	51,235
Custodian fees	385,847
Registration and filing fees	17,474
Other	39,888
Total expenses	9,990,058
Less expense reductions	(122,510)
Net expenses	9,867,548
Net investment income	6,139,768
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(91,562,022)
Affiliated investments	(1,722)
Futures contracts	1,413,685
(90,150,059)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(44,368,681)[1]
Affiliated investments	2,092
(44,366,589)
Net realized and unrealized loss	(134,516,648)
Decrease in net assets from operations	($128,376,880)

1	Net of $365,243 increase in deferred foreign withholding taxes.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$6,139,768	$32,073,747
Net realized gain (loss)	(90,150,059)	6,316,041
Change in net unrealized appreciation (depreciation)	(44,366,589)	(613,354,837)
Decrease in net assets resulting from operations	(128,376,880)	(574,965,049)
Distributions to shareholders
From net investment income
Class A	(6,502,713)	(3,700,760)
Class C	(10,585)	(610)
Class I	(234,247)	(540,761)
Class R6	(2,071)	(1,985)
Class NAV	(26,051,870)	(32,634,062)
Total distributions	(32,801,486)	(36,878,178)
From fund share transactions	(287,222,565)	8,791,668
Total decrease	(448,400,931)	(603,051,559)
Net assets
Beginning of period	2,014,286,729	2,617,338,288
End of period	$1,565,885,798	$2,014,286,729
Undistributed (accumulated distributions in excess of) net investment income	($15,127,746)	$11,533,972

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       20

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$8.64		$11.32	$9.58	$9.59	$10.65	$12.23
Net investment income[3]	0.01		0.10	0.16	0.09	0.11	0.10
Net realized and unrealized gain (loss) on investments	(0.65)		(2.68)	1.72	(0.03)	(1.10)	(1.68)
Total from investment operations	(0.64)		(2.58)	1.88	0.06	(0.99)	(1.58)
Less distributions
From net investment income	(0.13)		(0.10)	(0.14)	(0.07)	(0.06)	—
From net realized gain	—		—	—	—	(0.01)	—
Total distributions	(0.13)		(0.10)	(0.14)	(0.07)	(0.07)	—
Net asset value, end of period	$7.87		$8.64	$11.32	$9.58	$9.59	$10.65
Total return (%)[4,5]	(7.50	) [6]	(22.90)	19.83	0.60	(9.25)	(12.92	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$345		$401	$337	$32	$14	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	[7]	1.49	1.56	1.74 [8]	1.96	2.26	[7]
Expenses including reductions	1.44	[7]	1.48	1.56	1.74	1.75	1.75	[7]
Net investment income	0.33	[7]	1.02	1.57	0.85	1.10	2.29	[7]
Portfolio turnover (%)	5		14 [9]	17	7	23	11	[10]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class A shares is 3-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
9	Excludes merger activity.
10	The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       21

Class C Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$8.64		$11.32	$10.86
Net investment income (loss)[3]	(0.02)		0.05	0.03
Net realized and unrealized gain (loss) on investments	(0.65)		(2.72)	0.43
Total from investment operations	(0.67)		(2.67)	0.46
Less distributions
From net investment income	(0.06)		(0.01)	—
Net asset value, end of period	$7.91		$8.64	$11.32
Total return (%)[4,5]	(7.79	) [6]	(23.57)	4.24	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.16	[8]	3.23	11.75	[8]
Expenses including reductions	2.14	[8]	2.35	2.35	[8]
Net investment income (loss)	(0.38	) [8]	0.49	1.33	[8]
Portfolio turnover (%)	5		14 [9]	17	[10]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class C shares is 6-27-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	Excludes merger activity.
10	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       22

Class I Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$8.64		$11.32	$9.59	$9.60	$10.67	$12.23
Net investment income[3]	0.03		0.10	0.12	0.13	0.11	0.13
Net realized and unrealized gain (loss) on investments	(0.65)		(2.65)	1.79	(0.01)	(1.06)	(1.69)
Total from investment operations	(0.62)		(2.55)	1.91	0.12	(0.95)	(1.56)
Less distributions
From net investment income	(0.16)		(0.13)	(0.18)	(0.13)	(0.11)	—
From net realized gain	—		—	—	—	(0.01)	—
Total distributions	(0.16)		(0.13)	(0.18)	(0.13)	(0.12)	—
Net asset value, end of period	$7.86		$8.64	$11.32	$9.59	$9.60	$10.67
Total return (%)[4]	(7.29	) [5]	(22.68)	20.18	1.13	(8.87)	(12.76	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$16		$13	$51	$67	$126	$250
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	[6]	1.20	1.26	1.21	1.23	1.26	[6]
Expenses including reductions	1.13	[6]	1.19	1.25	1.21	—	—
Net investment income	0.66	[6]	1.00	1.14	1.29	1.11	2.99	[6]
Portfolio turnover (%)	5		14 [7]	17	7	23	11	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class I shares is 3-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.
8	The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       23

Class R6 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12 [2]
Per share operating performance
Net asset value, beginning of period	$8.64		$11.32	$9.59	$9.60	$10.68
Net investment income[3]	0.03		0.13	0.15	0.12	0.13
Net realized and unrealized gain (loss) on investments	(0.65)		(2.66)	1.76	—	(1.08)
Total from investment operations	(0.62)		(2.53)	1.91	0.12	(0.95)
Less distributions
From net investment income	(0.17)		(0.15)	(0.18)	(0.13)	(0.12)
From net realized gain	—		—	—	—	(0.01)
Total distributions	(0.17)		(0.15)	(0.18)	(0.13)	(0.13)
Net asset value, end of period	$7.85		$8.64	$11.32	$9.59	$9.60
Total return (%)[4]	(7.28	) [5]	(22.54)	20.19	1.12	(8.80)
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[7]	6.52	17.51	16.99	20.83
Expenses including reductions	1.02	[7]	1.06	1.21	1.22	1.22
Net investment income	0.76	[7]	1.32	1.40	1.18	1.33
Portfolio turnover (%)	5		14 [8]	17	7	23 [9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Excludes merger activity.
9	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       24

Class NAV Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$8.65		$11.34	$9.60	$9.61	$10.68	$10.82
Net investment income[2]	0.03		0.13	0.15	0.13	0.14	0.15
Net realized and unrealized gain (loss) on investments	(0.65)		(2.67)	1.79	—	(1.08)	0.61
Total from investment operations	(0.62)		(2.54)	1.94	0.13	(0.94)	0.76
Less distributions
From net investment income	(0.17)		(0.15)	(0.20)	(0.14)	(0.12)	(0.09)
From net realized gain	—		—	—	—	(0.01)	(0.81)
Total distributions	(0.17)		(0.15)	(0.20)	(0.14)	(0.13)	(0.90)
Net asset value, end of period	$7.86		$8.65	$11.34	$9.60	$9.61	$10.68
Total return (%)[3]	(7.27	) [4]	(22.59)	20.46	1.25	(8.71)	6.13
Ratios and supplemental data
Net assets, end of period (in millions)	$1,204		$1,600	$2,230	$2,163	$2,107	$2,099
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	[5]	1.06	1.08	1.08	1.07	1.07
Expenses including reductions	1.02	[5]	1.04	1.08	1.08	1.07	1.07
Net investment income	0.81	[5]	1.31	1.46	1.30	1.49	1.25
Portfolio turnover (%)	5		14 [6]	17	7	23	11

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       25

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursauant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       26

includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$253,249	—	$253,249	—
Brazil	88,406,882	$88,406,882	—	—
Chile	25,812,483	7,197,119	18,605,949	$9,415
China	150,911,170	10,156,200	139,824,103	930,867
Colombia	8,223,439	8,223,439	—	—
Cyprus	124,885	—	124,885	—
Czech Republic	3,787,173	—	3,787,173	—
Egypt	1,711,855	—	1,711,855	—
Greece	5,550,418	—	5,550,418	—
Guernsey, Channel Islands	172,999	—	172,999	—
Hong Kong	70,545,129	20,801,838	49,244,336	498,955
Hungary	4,662,286	—	4,662,286	—
India	194,394,754	9,430,337	184,856,085	108,332
Indonesia	55,895,022	3,243,971	52,645,180	5,871
Malaysia	75,711,750	—	75,711,750	—
Malta	3,423,117	—	3,423,117	—
Mexico	88,857,151	88,856,615	—	536
Netherlands	6,225,221	809,980	5,415,241	—
Peru	2,692,056	2,692,056	—	—
Philippines	29,936,598	—	29,935,414	1,184
Poland	29,131,751	—	29,131,751	—
Russia	17,311,697	473,804	16,837,893	—
Singapore	85,871	—	85,871	—
South Africa	118,559,395	17,134,045	101,408,184	17,166
South Korea	232,264,067	15,570,214	216,672,232	21,621
Spain	327,991	327,991	—	—
Taiwan	245,396,983	7,462,865	237,888,981	45,137
Thailand	49,006,247	—	48,924,989	81,258
Turkey	30,081,114	504,762	29,572,468	3,884
Ukraine	548,849	—	548,849	—
United States	27,432	—	27,432	—
Preferred securities

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       27

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Brazil	18,306,102	18,306,102	—	—
Chile	678,675	—	678,675	—
Colombia	1,169,524	1,169,524	—	—
Panama	72,595	72,595	—	—
Investment companies	956,863	—	956,863	—
Corporate bonds	172,276	—	172,276	—
Rights	21,594	15,581	6,013	—
Warrants	21,454	21,454	—	—
Securities lending collateral	55,943,146	55,943,146	—	—
Short-term investments	161,382	161,382	—	—
Total investments in securities	$1,617,542,645	$356,981,902	$1,258,836,517	$1,724,226

Securities with a market value of approximately $35,337,000 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2016, the fund loaned common stocks valued at $53,684,734 and received $55,971,249 of cash collateral.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       28

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $1,889. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2015, the fund has a short-term capital loss carryforward of $17,133,643 and a long-term capital loss carryforward of $15,754,175 available to offset future net realized capital gains. These carryforwards do not expire. The use of future realized losses may be limited due to the merger transaction.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       29

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 29, 2016, the fund used futures contracts to maintain diversity and liquidity of the fund. The fund held futures contracts with notional values ranging up to $360.5 million. There were no open futures contracts as of February 29, 2016.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       30

Risk	Statement of operations location	Futures contracts
Equity	Net realized gain (loss)	$1,413,685

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.000% of the first $100 million of the fund's aggregate net assets; and (b) 0.950% of the fund's aggregate net assets in excess of $100 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 1, 2016, the Advisor had contractually agreed to waive and/or reimburse fund expense for Class C shares, to the extent that the expenses for such class exceed 2.35% of the average daily net assets attributable to the class. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business.

For Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets. The agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee if certain expenses of the fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, Rule 12b-1 fees, transfer agent fees and service fees, acquired fund fees and short dividend expense.

Prior to January 1, 2016, the Advisor had voluntarily agreed to waive and/or reimburse all blue sky fees and printing and postage for the fund.

For the six months ended February 29, 2016, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$27,983	Class R6	$14

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       31

Class	Expense reduction	Class	Expense reduction
Class C	90	Class NAV	93,518
Class I	905	Total	$122,510

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016, were equivalent to a net annual effective rate of 0.94% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets of 0.30% for Class A shares and 1.00% for Class C shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $144,072 for the six months ended February 29, 2016. Of this amount, $24,849 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $118,763 was paid as sales commissions to broker-dealers and $460 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2016, CDSCs received by the Distributor amounted to $6 and $366 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$607,878	$251,639
Class C	6,644	825
Class I	—	7,457
Class R6	—	8

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       32

Class	Distribution and service fees	Transfer agent fees
Total	$614,522	$259,929

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,682,088	$84,373,657	24,172,067	$247,370,535
Issued in reorganization (Note 9)	—	—	9,202	91,516
Distributions reinvested	771,696	6,497,678	373,747	3,696,353
Repurchased	(13,036,643)	(106,312,610)	(7,951,455)	(80,538,872)
Net increase (decrease)	(2,582,859)	($15,441,275)	16,603,561	$170,619,532
Class C shares
Sold	77,128	$652,946	122,972	$1,243,004
Distributions reinvested	1,249	10,578	49	486
Repurchased	(15,518)	(129,066)	(19,881)	(192,790)
Net increase	62,859	$534,458	103,140	$1,050,700
Class I shares
Sold	1,121,788	$9,297,119	913,969	$9,142,560
Issued in reorganization (Note 9)	—	—	9,207	91,648
Distributions reinvested	26,843	225,482	26,844	264,952
Repurchased	(613,415)	(5,295,376)	(3,930,718)	(39,054,471)
Net increase (decrease)	535,216	$4,227,225	(2,980,698)	($29,555,311)
Class R6 shares
Sold	571	$5,088	1,943	$20,224
Distributions reinvested	54	458	62	609
Repurchased	(1,891)	(15,597)	(3,366)	(33,504)
Net decrease	(1,266)	($10,051)	(1,361)	($12,671)
Class NAV shares
Sold	1,150,523	$9,655,061	2,890,760	$29,265,832
Issued in reorganization (Note 9)	—	—	26,494,837	264,239,236
Distributions reinvested	3,101,413	26,051,870	3,306,389	32,634,062
Repurchased	(36,010,719)	(312,239,853)	(44,462,323)	(459,449,712)
Net decrease	(31,758,783)	($276,532,922)	(11,770,337)	($133,310,582)
Total net increase (decrease)	(33,744,833)	($287,222,565)	1,954,305	$8,791,668

Affiliates of the fund owned 92% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on February 29, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       33

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $79,937,428 and $382,524,484, respectively, for the six months ended February 29, 2016.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 72.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Growth Portfolio	27.9%
John Hancock Funds II Lifestyle Balanced Portfolio	18.0%
John Hancock Funds II Lifestyle Aggressive Portfolio	12.8%

Note 9 — Reorganization

On December 19, 2014, the shareholders of John Hancock Funds II Emerging Leaders Fund (the Acquired fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired fund in exchange for shares of the Acquiring fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired fund; and (c) the distribution to Acquired fund's shareholders of such Acquiring fund's shares. The reorganization was intended to consolidate the Acquired fund with a fund with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired fund or their shareholders. Thus, the investments were transferred to the Acquiring fund at the Acquired fund's identified cost. All distributable amounts of net income and realized gains from the Acquired fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on December 19, 2014. The following outlines the reorganization:

Acquired fund	Acquired net asset value of the acquired fund	Depreciation of the acquired fund investment	Shares redeemed by the acquired fund	Shares issued by the acquiring fund	Acquiring fund net assets prior to combination	Acquiring fund total net assets after combination
Emerging Leaders Fund	$264,422,400	($25,758,962)	$28,859,519	$26,513,246	$2,360,140,852	$2,624,563,252

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       34

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       35

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279513	368SA 2/16 4/16

John Hancock

Emerging Markets Debt Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for investors, and fixed-income markets were no exception. Oil prices hit multi-year lows before rebounding in February, and high-yield corporate bonds generally declined on fears of a wave of defaults from commodity-linked issuers. The investment landscape improved after the close of the period as a wide variety of so-called risk assets rallied.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Debt Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
18	Financial statements
22	Financial highlights
29	Notes to financial statements
39	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return with an emphasis on current income as well as capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Despite elevated volatility, emerging-market bonds finished with a gain

Although the fund posted a loss, a strong rally in late February offset earlier losses, allowing the asset class to close the six-month period in positive territory.

The fund underperformed its benchmark

The fund's significant allocation to corporate bonds, which lagged the broader market in late 2015, was the key factor in its performance shortfall versus its benchmark, the J.P. Morgan EMBI Global Index.

Certain aspects of the fund's positioning added value

Allocations to Russia, Venezuela, and Argentina had a positive impact on results.

PORTFOLIO COMPOSITION AS OF 2/29/16 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Investments in higher-yielding, lower-rated securities include a higher risk of default. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Please see the fund's prospectus for additional risks.

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Discussion of fund performance

An interview with Portfolio Manager Paolo H. Valle, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Paolo H. Valle
Portfolio Manager
John Hancock Asset Management

How did emerging-market bonds perform during the past six months?

Although heightened investor uncertainty led to poor market performance for the majority of the period, a strong rally from mid-February onward enabled emerging-market bonds to close with a gain. The fund's benchmark, the J.P. Morgan EMBI Global Index, delivered a return of 1.97% for the six months ended February 29, 2016.

Several factors contributed to the market's weak showing in late 2015 and the early weeks of 2016. Foremost among these was the general weakness of the global economy in general and of China in particular. Slower growth, in turn, contributed to a sharp decline in energy prices, which dampened investors' appetite for higher-risk assets and weighed on the economic outlook of commodity-exporting emerging-market nations. Emerging-market bonds were pressured further by concerns that the U.S. Federal Reserve's (Fed's) December interest-rate increase signaled the beginning of a longer tightening cycle in the United States. These developments also had an adverse impact on emerging-market currencies, which suffered a protracted decline against the U.S. dollar throughout 2015.

The headwinds subsided during the final weeks of the period, setting the stage for a recovery in the emerging markets. An improving balance of supply and demand for oil, together with the possibility that major oil-exporting nations would seek to curb production growth, led to a significant bounce in energy prices from mid-January onward. The markets also grew more confident that the Fed would take a very gradual approach to raising rates, leading to an emerging consensus that the threat of additional near-term rate hikes had abated. News out of the emerging markets also began to improve, highlighted by the improving political climate in Brazil. These events contributed to stronger performance for higher-risk assets worldwide, sparking a robust rally in both bonds and currencies within the emerging markets.

Why did the fund underperform its benchmark?

The fund's allocation to corporate bonds was the primary source of underperformance during the period. Corporates lagged at a time of overall market weakness, reflecting investors' flight from securities perceived to be higher risk. The fund's holdings in energy-related corporate debt were particularly weak, mirroring the decline in oil prices.

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"The fund's allocation to corporate bonds was the primary source of underperformance during the period."

While this aspect of the fund's positioning pressured short-term results, we maintained the allocation to corporates for two reasons. First, we believed the credit quality of the individual holdings in the portfolio remained sound and that their yields were attractive relative to the underlying risks. Second, we thought the broad-based market weakness of late 2015 led to indiscriminate selling. In our view, this indicated that the poor performance of the fund's holdings was largely driven by investor fears rather than fundamentals. Our decision to maintain the position in corporates paid off late in the period, when the broader rally in the emerging markets led to significant gains for many of the fund's holdings in the category. We believe this helps illustrate the potential value of maintaining an emphasis on issuer fundamentals rather than focusing on short-term fluctuations in investor sentiment.

On the positive side, the fund's positions in Russia had a favorable impact on returns. Russian companies were helped by the declining value of the ruble, which made their goods more competitive in the global marketplace. Russian corporations also repaid over $200 billion worth of debt during the last 12 months, providing support to bond prices. Not least, Russia continued to demonstrate a robust current account surplus despite the weakness in oil prices. The fund's allocation to Argentina, where more effective government policy is paving the way for the country to regain access to the capital markets, was an additional positive. A position in Venezuelan government bonds also aided performance. The market grew more confident that Venezuela has

QUALITY COMPOSITION AS OF 2/29/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       5

"We continue to find compelling investment opportunities in the emerging markets, where many securities offer very attractive yields compared with similarly rated bonds in the United States and other developed markets."
both the ability and the willingness to make its immediate interest and principal payments, which outweighed the negative impact of falling oil prices.

What changes did you make to the fund's positioning?

The most notable shift was our decision to increase the fund's exposure to local currencies. We established exposure to the Russian ruble and Colombian peso using currency forward contracts once macroeconomic headwinds began to abate in the latter part of the period. In addition, we maintained the fund's weighting in local currency debt in Brazil and Mexico. Local currency bonds suffered meaningful underperformance in 2015, causing valuations to fall to what we saw as being very attractive levels. We think these securities offer both attractive yields and a way to participate in a potential recovery in emerging-market currencies.

Mexico represented the fund's largest country overweight at the end of February, reflecting our view that the country had one of the most fundamentally sound economies in the asset class. We also maintained a significant weighting in Brazil. Believing the economic and political turmoil during the past year had created compelling valuations—particularly in light of the potential for improving news on the political front—we saw above-average upside potential in the country's market. The fund was underweight in China, and had a low exposure to the smaller frontier markets.

TOP 10 ISSUERS AS OF 2/29/16 (%)

Republic of Argentina	4.5
Government of Mexico	4.4
Republic of Turkey	4.4
Pertamina Persero PT	4.3
Petrobras Global Finance BV	2.9
Petroleos de Venezuela SA	2.7
Republic of Hungary	2.7
Petroleos Mexicanos	2.1
Republic of Colombia	2.0
Israel Electric Corp., Ltd.	2.0
TOTAL	32.0
As a percentage of net assets.
Cash and cash equivalents are not included.

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How would you characterize your outlook?

We continue to find compelling investment opportunities in the emerging markets, where many securities offer very attractive yields compared with similarly rated bonds in the United States and other developed markets. We believe this yield advantage, together with the values created by last year's sell-off, provides a favorable starting point for total returns in the current low-yield environment.

MANAGED BY

Roberto Sanchez-Dahl, CFA On the fund since 2013 Investing since 1993
Paolo H. Valle On the fund since 2013 Investing since 1982

TOP 10 COUNTRIES AS OF 2/29/16 (%)

Mexico	17.0
Brazil	10.0
Indonesia	8.4
Russia	8.1
Turkey	7.0
Argentina	6.6
Colombia	3.3
Peru	3.0
Venezuela	2.8
Hungary	2.7
TOTAL	68.9
As a percentage of net assets.
Cash and cash equivalents are not included.

The views expressed in this report are exclusively those of Paolo H. Valle, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	6-month	5-year	Since inception[2]	as of 2-29-16	as of 2-29-16
Class A	-9.50	0.98	2.96	-5.36	4.98	19.67	5.25	5.25
Class C3	-7.55	0.86	2.66	-2.69	4.39	17.59	4.81	4.81
Class I4	-5.39	2.20	4.05	-1.24	11.49	27.73	5.78	5.77
Class R2[3,4]	-5.67	1.79	3.61	-1.40	9.28	24.39	5.64	5.63
Class R4[3,4]	-5.57	1.93	3.75	-1.35	10.05	25.49	5.74	5.63
Class R6[3,4]	-5.41	2.25	4.09	-1.27	11.79	28.00	5.90	5.87
Class NAV[3,4]	-5.29	2.01	3.77	-1.18	10.48	25.64	5.89	5.88
Index†	1.45	5.54	6.38	1.97	30.97	46.36	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.20	1.90	0.89	1.30	1.15	0.80	0.78
Net (%)	1.20	1.90	0.89	1.30	1.05	0.78	0.78

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the J.P. Morgan EMBI Global Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Debt Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the J.P. Morgan EMBI Global Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3,5	1-4-10	11,759	11,759	14,636
Class I4	1-4-10	12,773	12,773	14,636
Class R2[3,4]	1-4-10	12,439	12,439	14,636
Class R4[3,4]	1-4-10	12,549	12,549	14,636
Class R6[3,4]	1-4-10	12,800	12,800	14,636
Class NAV[3,4]	1-4-10	12,564	12,564	14,636

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 1-4-10.
3	Class C shares were first offered on 8-28-14; Class R2, R4, and R6 shares were first offered on 3-27-15; Class NAV shares were first offered on 6-20-13. The returns prior to these dates are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class C, Class R2, Class R4, Class R6, and Class NAV shares, as applicable.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$986.10	$6.12	1.24%
Class C	1,000.00	982.70	9.56	1.94%
Class I	1,000.00	987.60	4.55	0.92%
Class R2	1,000.00	986.00	5.33	1.08%
Class R4	1,000.00	986.50	4.84	0.98%
Class R6	1,000.00	987.30	4.00	0.81%
Class NAV	1,000.00	988.20	4.00	0.81%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.70	$6.22	1.24%
Class C	1,000.00	1,015.20	9.72	1.94%
Class I	1,000.00	1,020.30	4.62	0.92%
Class R2	1,000.00	1,019.50	5.42	1.08%
Class R4	1,000.00	1,020.00	4.92	0.98%
Class R6	1,000.00	1,020.80	4.07	0.81%
Class NAV	1,000.00	1,020.80	4.07	0.81%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
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Fund's investments

As of 2-29-16 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 56.7%				$306,615,722
(Cost $370,661,366)
Argentina 0.9%				5,059,600
YPF SA (S)	8.500	07-28-25	5,200,000	5,059,600
Brazil 8.3%				44,814,414
Banco BTG Pactual SA	5.750	09-28-22	4,200,000	3,276,000
Banco BTG Pactual SA (8.750% to 9-18-19, then 5 Year CMT + 6.978%) (Q)(S)	8.750	09-18-19	2,025,000	1,579,500
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (Q)	6.250	04-15-24	3,340,000	1,511,350
Braskem Finance, Ltd. (Q)(S)	7.375	04-04-16	4,800,000	3,798,000
Centrais Eletricas Brasileiras SA (S)	5.750	10-27-21	5,000,000	3,850,000
Cia Brasileira de Aluminio (S)	4.750	06-17-24	4,650,000	3,499,125
GTL Trade Finance, Inc. (S)	7.250	04-16-44	4,650,000	2,865,563
Odebrecht Finance, Ltd. (Q)(S)	7.500	04-04-16	3,865,000	1,739,250
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625	10-01-23	2,274,278	454,856
Petrobras Global Finance BV	6.750	01-27-41	14,702,000	9,188,750
Petrobras Global Finance BV	6.850	06-05-2115	10,600,000	6,582,070
Vale Overseas, Ltd.	6.875	11-21-36	3,660,000	2,501,610
Votorantim Cimentos SA	7.250	04-05-41	5,900,000	3,968,340
Chile 1.4%				7,655,624
Corp. Nacional del Cobre de Chile	5.625	09-21-35	2,500,000	2,453,288
Empresa Electrica Angamos SA (S)	4.875	05-25-29	6,000,000	5,202,336
China 0.6%				3,366,000
Geely Automobile Holdings, Ltd. (S)	5.250	10-06-19	3,300,000	3,366,000
Colombia 1.3%				7,017,345
Ecopetrol SA	5.875	05-28-45	4,950,000	3,452,625
Grupo Aval, Ltd.	4.750	09-26-22	3,200,000	2,898,720
Pacific Exploration and Production Corp. (H)(S)	5.125	03-28-23	4,800,000	528,000
Pacific Exploration and Production Corp. (H)(S)	5.375	01-26-19	1,200,000	138,000
Costa Rica 1.3%				7,152,000
Banco Nacional de Costa Rica	6.250	11-01-23	2,500,000	2,400,000
Instituto Costarricense de Electricidad	6.375	05-15-43	6,600,000	4,752,000
Guatemala 0.5%				2,518,500
Agromercantil Senior Trust (S)	6.250	04-10-19	2,500,000	2,518,500
India 0.6%				3,207,186
Vedanta Resources PLC (S)	7.125	05-31-23	4,100,000	2,148,605
Vedanta Resources PLC	7.125	05-31-23	2,020,000	1,058,581

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       12

	Rate (%)	Maturity date	Par value^		Value
Indonesia 6.8%					$36,989,771
Majapahit Holding BV	7.750	01-20-20		870,000	989,951
Pelabuhan Indonesia III PT (S)	4.875	10-01-24		7,100,000	6,993,500
Pertamina Persero PT (S)	6.000	05-03-42		17,800,000	14,792,654
Pertamina Persero PT (S)	6.450	05-30-44		9,700,000	8,536,728
Perusahaan Listrik Negara PT (S)	5.250	10-24-42		6,850,000	5,676,938
Israel 2.0%					10,751,000
Israel Electric Corp., Ltd. (S)	5.000	11-12-24		6,000,000	6,132,000
Israel Electric Corp., Ltd. (S)	6.875	06-21-23		4,000,000	4,619,000
Kazakhstan 1.2%					6,315,715
KazAgro National Management Holding JSC (S)	4.625	05-24-23		2,550,000	2,106,963
Kazakhstan Temir Zholy Finance BV (S)	6.375	10-06-20		600,000	581,232
Zhaikmunai LLP (S)	6.375	02-14-19		2,600,000	2,028,520
Zhaikmunai LLP (S)	7.125	11-13-19		2,050,000	1,599,000
Luxembourg 0.8%					4,371,000
Millicom International Cellular SA (S)	6.625	10-15-21		4,650,000	4,371,000
Mauritius 1.0%					5,147,940
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24		5,950,000	5,147,940
Mexico 12.6%					67,986,647
Alpek SAB de CV	4.500	11-20-22		4,850,000	4,662,669
America Movil SAB de CV	7.125	12-09-24	MXN	105,000,000	5,461,390
BBVA Bancomer SA	6.500	03-10-21		3,700,000	3,933,840
Credito Real SAB de CV (S)	7.500	03-13-19		6,720,000	6,552,000
Grupo Cementos de Chihuahua SAB de CV	8.125	02-08-20		1,605,000	1,653,150
Grupo Televisa SAB	8.500	03-11-32		1,200,000	1,425,000
Mexichem SAB de CV (S)	4.875	09-19-22		1,800,000	1,827,000
Mexichem SAB de CV (S)	5.875	09-17-44		3,300,000	2,739,000
Mexichem SAB de CV	6.750	09-19-42		300,000	273,000
Mexichem SAB de CV (S)	6.750	09-19-42		1,600,000	1,456,000
Nemak SAB de CV (S)	5.500	02-28-23		6,220,000	6,188,900
Office Depot de Mexico SA de CV (S)	6.875	09-20-20		4,000,000	3,960,000
Office Depot de Mexico SA de CV	6.875	09-20-20		150,000	148,500
Petroleos Mexicanos	5.500	01-21-21		1,710,000	1,723,680
Petroleos Mexicanos	6.625	06-15-35		10,880,000	9,830,080
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21		8,950,000	7,965,500
Trust F/1401 (S)	5.250	12-15-24		1,850,000	1,801,438
Trust F/1401 (S)	6.950	01-30-44		6,600,000	6,385,500
Paraguay 0.2%					932,500
Telefonica Celular del Paraguay SA	6.750	12-13-22		1,000,000	932,500
Peru 2.5%					13,602,088
Abengoa Transmision Sur SA (S)	6.875	04-30-43		5,250,000	5,177,813

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       13

	Rate (%)	Maturity date	Par value^	Value
Peru (continued)
Banco de Credito del Peru (6.125% to 4-24-22, then 3 month LIBOR + 7.043%)	6.125	04-24-27	2,900,000	$3,024,700
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (S)	5.250	09-22-29	2,300,000	2,176,950
San Miguel Industrias Pet SA (S)	7.750	11-06-20	3,175,000	3,222,625
Russia 8.1%				44,063,457
EDC Finance, Ltd.	4.875	04-17-20	3,150,000	2,860,244
Eurochem Mineral & Chemical Company OJSC	5.125	12-12-17	2,850,000	2,864,307
Gazprom Neft OAO (S)	4.375	09-19-22	2,700,000	2,392,119
Gazprom Neft OAO	6.000	11-27-23	2,200,000	2,083,618
Lukoil International Finance BV	4.563	04-24-23	2,620,000	2,384,939
Metalloinvest Finance, Ltd.	5.625	04-17-20	4,000,000	3,838,384
MMC Norilsk Nickel OJSC (S)	5.550	10-28-20	4,300,000	4,300,000
MMC Norilsk Nickel OJSC (S)	6.625	10-14-22	4,000,000	4,100,000
Mobile Telesystems OJSC (S)	8.625	06-22-20	2,650,000	2,968,000
Rosneft Oil Company (S)	4.199	03-06-22	2,900,000	2,577,549
Russian Agricultural Bank OJSC (S)	5.100	07-25-18	2,200,000	2,204,730
Russian Agricultural Bank OJSC	7.750	05-29-18	600,000	633,928
Sberbank of Russia (S)	6.125	02-07-22	200,000	205,769
Sberbank of Russia	6.125	02-07-22	2,500,000	2,572,110
Severstal OAO	5.900	10-17-22	3,350,000	3,309,066
VimpelCom Holdings BV (S)	7.504	03-01-22	2,230,000	2,288,984
Vnesheconombank	6.902	07-09-20	2,475,000	2,479,710
South Africa 0.4%				2,141,200
AngloGold Ashanti Holdings PLC	8.500	07-30-20	2,000,000	2,141,200
Thailand 0.8%				4,531,367
PTT Global Chemical PCL (S)	4.250	09-19-22	1,400,000	1,449,673
PTTEP Canada International Finance, Ltd. (S)	6.350	06-12-42	2,600,000	3,081,694
Turkey 2.6%				14,136,868
Export Credit Bank of Turkey (S)	5.000	09-23-21	8,600,000	8,490,178
KOC Holding AS	3.500	04-24-20	1,600,000	1,534,315
KOC Holding AS (S)	3.500	04-24-20	200,000	191,750
Turkcell Iletisim Hizmetleri AS (S)	5.750	10-15-25	4,100,000	3,920,625
Venezuela 2.8%				14,855,500
Petroleos de Venezuela SA	9.750	05-17-35	40,150,000	14,855,500
Foreign government obligations 32.9%				$177,838,357
(Cost $186,529,718)
Angola 0.7%				3,762,000
Republic of Angola Bond (S)	9.500	11-12-25	4,400,000	3,762,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       14

	Rate (%)	Maturity date	Par value^		Value
Argentina 5.7%					$31,154,467
City of Buenos Aires Bond (S)	8.950	02-19-21		800,000	854,000
Provincia de Buenos Aires Bond (S)	9.950	06-09-21		5,600,000	5,880,000
Republic of Argentina Bond (H)	8.280	12-31-33		20,792,224	24,420,467
Bahrain 0.4%					1,980,000
Kingdom of Bahrain Bond (S)	6.125	08-01-23		2,000,000	1,980,000
Bolivia 0.1%					840,000
Republic of Bolivia Bond	4.875	10-29-22		800,000	840,000
Brazil 1.7%					8,983,814
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	3,311,000
Note	10.000	01-01-21	BRL	27,000,000	5,672,814
Colombia 2.0%					10,918,275
Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,104,000
Bond	4.375	07-12-21		500,000	505,750
Bond	5.000	06-15-45		2,000,000	1,675,000
Bond	5.625	02-26-44		1,810,000	1,633,525
Costa Rica 0.2%					887,500
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	887,500
Croatia 0.4%					1,979,568
Republic of Croatia Bond	5.500	04-04-23		1,900,000	1,979,568
Dominican Republic 1.4%					7,763,500
Government of Dominican Republic
Bond	5.875	04-18-24		3,500,000	3,465,000
Bond (S)	6.875	01-29-26		2,650,000	2,736,125
Bond	7.500	05-06-21		1,450,000	1,562,375
Egypt 0.5%					2,572,500
Arab Republic of Egypt Bond (S)	5.875	06-11-25		3,000,000	2,572,500
Ghana 0.5%					2,569,224
Republic of Ghana Bond (S)	10.750	10-14-30		2,800,000	2,569,224
Hungary 2.7%					14,504,063

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       15

	Rate (%)	Maturity date	Par value^		Value
Hungary (continued)
Republic of Hungary
Bond	5.375	02-21-23		4,700,000	$5,170,235
Bond	5.375	03-25-24		8,400,000	9,333,828
Indonesia 1.6%					8,900,082
Republic of Indonesia
Bond (S)	5.375	10-17-23		2,650,000	2,851,177
Bond	5.875	01-15-24		1,100,000	1,216,049
Bond	6.625	02-17-37		4,450,000	4,832,856
Jamaica 0.5%					2,731,250
Government of Jamaica Bond	7.625	07-09-25		2,500,000	2,731,250
Kazakhstan 0.6%					3,142,780
Republic of Kazakhstan Bond (S)	5.125	07-21-25		3,100,000	3,142,780
Kenya 0.5%					2,982,200
Republic of Kenya Bond (S)	6.875	06-24-24		3,250,000	2,982,200
Mexico 4.4%					24,073,416
Government of Mexico
Bond	4.600	01-23-46		11,364,000	10,426,470
Bond	7.750	05-29-31	MXN	222,440,400	13,646,946
Namibia 0.6%					3,220,140
Republic of Namibia Bond (S)	5.250	10-29-25		3,400,000	3,220,140
Panama 1.7%					9,168,000
Republic of Panama
Bond	4.000	09-22-24		3,800,000	3,933,000
Bond	6.700	01-26-36		3,050,000	3,812,500
Bond	8.875	09-30-27		1,000,000	1,422,500
Peru 0.5%					2,656,500
Republic of Peru Bond	6.550	03-14-37		2,200,000	2,656,500
Philippines 0.5%					2,560,767
Republic of Philippines Bond	5.500	03-30-26		2,100,000	2,560,767
Turkey 4.4%					23,650,811
Republic of Turkey
Bond	4.250	04-14-26		5,000,000	4,738,840
Bond	6.000	01-14-41		7,650,000	7,829,163
Bond	6.250	09-26-22		3,560,000	3,883,960

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       16

	Rate (%)	Maturity date	Par value^	Value
Turkey (continued)
Bond	6.875	03-17-36	6,400,000	$7,198,848
Uruguay 1.3%				6,837,500
Republic of Uruguay
Bond	4.375	10-27-27	650,000	653,250
Bond	5.100	06-18-50	3,700,000	3,320,750
Bond	7.625	03-21-36	2,300,000	2,863,500
		Yield (%)	Shares	Value
Short-term investments 8.7%				$47,314,036
(Cost $47,314,036)
Money market funds 3.2%				17,558,036
JPMorgan U.S. Treasury Plus Money Market Fund		0.1529(Y)	17,558,036	17,558,036
			Par value^	Value
Repurchase agreement 5.5%				29,756,000
Barclays Tri-Party Repurchase Agreement dated 2-29-16 at 0.300% to be repurchased at $29,756,248 on 3-1-16, collateralized by $22,090,500 U.S. Treasury Bonds, 4.500% due 8-15-39 (valued at $30,351,480, including interest)			29,756,000	$29,756,000
Total investments (Cost $604,505,120)† 98.3%				$531,768,115
Other assets and liabilities, net 1.7%				$9,451,152
Total net assets 100.0%				$541,219,267

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(H)	Non-income producing - Issuer is in default.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $219,506,753 or 40.6% of the fund's net assets as of 2-29-16.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $607,418,267. Net unrealized depreciation aggregated to $75,650,152, of which $8,743,346 related to appreciated investment securities and $84,393,498 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       17

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Investments, at value (Cost $604,505,120)	$531,768,115
Foreign currency, at value (Cost $2,237)	2,107
Cash collateral for derivative contracts	1,970,000
Receivable for fund shares sold	2,465,983
Unrealized appreciation on forward foreign currency exchange contracts	5,192,136
Dividends and interest receivable	9,390,106
Other receivables and prepaid expenses	73,182
Total assets	550,861,629
Liabilities
Payable for investments purchased	971,848
Unrealized depreciation on forward foreign currency exchange contracts	5,455,745
Payable for fund shares repurchased	690,630
Distributions payable	2,434,964
Payable to affiliates
Accounting and legal services fees	9,929
Transfer agent fees	577
Trustees' fees	137
Other liabilities and accrued expenses	78,532
Total liabilities	9,642,362
Net assets	$541,219,267
Net assets consist of
Paid-in capital	$632,695,215
Undistributed net investment income	461,532
Accumulated net realized gain (loss) on investments and foreign currency transactions	(18,904,416)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(73,033,064)
Net assets	$541,219,267

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       18

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($993,567 ÷ 117,369 shares)[1]	$8.47
Class C ($200,644 ÷ 23,715 shares)[1]	$8.46
Class I ($5,725,782 ÷ 675,571 shares)	$8.48
Class R2 ($90,526 ÷ 10,695 shares)	$8.46
Class R4 ($90,526 ÷ 10,695 shares)	$8.46
Class R6 ($90,551 ÷ 10,698 shares)	$8.46
Class NAV ($534,027,671 ÷ 63,071,413 shares)	$8.47
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.82

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       19

STATEMENT OF OPERATIONS   For the six months ended 2-29-16 (unaudited)

Investment income
Interest	$17,659,789
Securities lending	99
Total investment income	17,659,888
Expenses
Investment management fees	1,940,950
Distribution and service fees	3,466
Accounting and legal services fees	34,240
Transfer agent fees	3,963
Trustees' fees	4,861
State registration fees	36,372
Printing and postage	1,995
Professional fees	100,758
Custodian fees	48,083
Registration and filing fees	51,756
Other	22,418
Total expenses	2,248,862
Less expense reductions	(19,968)
Net expenses	2,228,894
Net investment income	15,430,994
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,009,894)
Affiliated investments	(13)
(2,009,907)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(20,317,621)
(20,317,621)
Net realized and unrealized loss	(22,327,528)
Decrease in net assets from operations	($6,896,534)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       20

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$15,430,994	$30,052,518
Net realized loss	(2,009,907)	(15,406,040)
Change in net unrealized appreciation (depreciation)	(20,317,621)	(61,792,659)
Decrease in net assets resulting from operations	(6,896,534)	(47,146,181)
Distributions to shareholders
From net investment income
Class A	(37,219)	(154,933)
Class C	(5,199)	(11,830)
Class I	(150,036)	(406,272)
Class R2	(2,526)	(1,993)
Class R4	(2,573)	(2,032)
Class R6	(2,650)	(2,096)
Class NAV	(15,480,511)	(29,298,558)
From tax return of capital
Class A	—	(11,619)
Class C	—	(887)
Class I	—	(30,467)
Class R2	—	(149)
Class R4	—	(152)
Class R6	—	(157)
Class NAV	—	(2,197,149)
Total distributions	(15,680,714)	(32,118,294)
From fund share transactions	5,598,456	148,642,927
Total increase (decrease)	(16,978,792)	69,378,452
Net assets
Beginning of period	558,198,059	488,819,607
End of period	$541,219,267	$558,198,059
Undistributed net investment income	$461,532	$711,252

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       21

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$8.82		$10.14	$9.35	$10.46	$10.37	$10.54
Net investment income[2]	0.22		0.43	0.45	0.53	0.62	0.61
Net realized and unrealized gain (loss) on investments	(0.34)		(1.28)	0.84	(0.92)	0.31	(0.03)
Total from investment operations	(0.12)		(0.85)	1.29	(0.39)	0.93	0.58
Less distributions
From net investment income	(0.23)		(0.44)	(0.46)	(0.49)	(0.64)	(0.68)
From net realized gain	—		—	(0.04)	(0.23)	(0.20)	(0.07)
From tax return of capital	—		(0.03)	—	—	—	—
Total distributions	(0.23)		(0.47)	(0.50)	(0.72)	(0.84)	(0.75)
Net asset value, end of period	$8.47		$8.82	$10.14	$9.35	$10.46	$10.37
Total return (%)[3,4]	(1.39	) [5]	(8.61)	14.19	(4.30)	9.62	5.63
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$2	$4	— [6]	$13	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	[7]	1.39	3.43	1.86	1.99	1.82
Expenses including reductions	1.24	[7]	1.35	1.35	1.35	1.35	1.35
Net investment income	5.18	[7]	4.53	4.50	4.90	6.12	5.82
Portfolio turnover (%)	15		27	24	92	191	123

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       22

Class C Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$8.81		$10.13	$10.15
Net investment income (loss)[3]	0.19		0.34	(0.03)
Net realized and unrealized gain (loss) on investments	(0.34)		(1.28)	0.01
Total from investment operations	(0.15)		(0.94)	(0.02)
Less distributions
From net investment income	(0.20)		(0.35)	—	[4]
From tax return of capital	—		(0.03)	—
Total distributions	(0.20)		(0.38)	—	[4]
Net asset value, end of period	$8.46		$8.81	$10.13
Total return (%)[5,6]	(1.73	) [7]	(9.47)	(0.17	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[8]	— [8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95	[9]	3.59	18.13	[9]
Expenses including reductions	1.94	[9]	2.30	2.30	[9]
Net investment income (loss)	4.52	[9]	3.65	(30.30	) [9]
Portfolio turnover (%)	15		27	24	[10]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class C shares is 8-28-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Less than $500,000.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       23

Class I Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$8.83		$10.15	$9.35	$10.46	$10.37	$10.54
Net investment income[2]	0.23		0.47	0.45	0.56	0.66	0.67
Net realized and unrealized gain (loss) on investments	(0.34)		(1.29)	0.88	(0.91)	0.31	(0.04)
Total from investment operations	(0.11)		(0.82)	1.33	(0.35)	0.97	0.63
Less distributions
From net investment income	(0.24)		(0.47)	(0.49)	(0.53)	(0.68)	(0.73)
From net realized gain	—		—	(0.04)	(0.23)	(0.20)	(0.07)
From tax return of capital	—		(0.03)	—	—	—	—
Total distributions	(0.24)		(0.50)	(0.53)	(0.76)	(0.88)	(0.80)
Net asset value, end of period	$8.48		$8.83	$10.15	$9.35	$10.46	$10.37
Total return (%)[3]	(1.24	) [4]	(8.23)	14.61	(3.96)	10.06	6.12
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$4	$10	$1	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	[5]	0.98	2.04	1.52	1.64	1.41
Expenses including reductions	0.92	[5]	0.97	1.04	0.98	0.95	0.88
Net investment income	5.50	[5]	4.89	4.60	5.26	6.52	6.28
Portfolio turnover (%)	15		27	24	92	191	123

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       24

Class R2 Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$8.82		$9.35
Net investment income[3]	0.23		0.20
Net realized and unrealized loss on investments	(0.35)		(0.53)
Total from investment operations	(0.12)		(0.33)
Less distributions
From net investment income	(0.24)		(0.19)
From tax return of capital	—		(0.01)
Total distributions	(0.24)		(0.20)
Net asset value, end of period	$8.46		$8.82
Total return (%)[4]	(1.40	) [5]	(3.60	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[7]	1.06	[7]
Expenses including reductions	1.08	[7]	1.05	[7]
Net investment income	5.39	[7]	4.91	[7]
Portfolio turnover (%)	15		27	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R2 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       25

Class R4 Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$8.82		$9.35
Net investment income[3]	0.23		0.20
Net realized and unrealized loss on investments	(0.35)		(0.53)
Total from investment operations	(0.12)		(0.33)
Less distributions
From net investment income	(0.24)		(0.19)
From tax return of capital	—		(0.01)
Total distributions	(0.24)		(0.20)
Net asset value, end of period	$8.46		$8.82
Total return (%)[4]	(1.35	) [5]	(3.56	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[7]	1.06	[7]
Expenses including reductions	0.98	[7]	0.95	[7]
Net investment income	5.49	[7]	5.01	[7]
Portfolio turnover (%)	15		27	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R4 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       26

Class R6 Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$8.82		$9.35
Net investment income[3]	0.24		0.21
Net realized and unrealized loss on investments	(0.35)		(0.53)
Total from investment operations	(0.11)		(0.32)
Less distributions
From net investment income	(0.25)		(0.20)
From tax return of capital	—		(0.01)
Total distributions	(0.25)		(0.21)
Net asset value, end of period	$8.46		$8.82
Total return (%)[4]	(1.27	) [5]	(3.49	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	[7]	0.81	[7]
Expenses including reductions	0.81	[7]	0.78	[7]
Net investment income	5.66	[7]	5.17	[7]
Portfolio turnover (%)	15		27	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R6 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       27

Class NAV Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$8.82		$10.14	$9.34	$9.84
Net investment income[3]	0.24		0.49	0.50	0.07
Net realized and unrealized gain (loss) on investments	(0.34)		(1.29)	0.85	(0.50)
Total from investment operations	(0.10)		(0.80)	1.35	(0.43)
Less distributions
From net investment income	(0.25)		(0.48)	(0.51)	(0.07)
From net realized gain	—		—	(0.04)	—
From tax return of capital	—		(0.04)	—	—
Total distributions	(0.25)		(0.52)	(0.55)	(0.07)
Net asset value, end of period	$8.47		$8.82	$10.14	$9.34
Total return (%)[4]	(1.18	) [5]	(8.09)	14.83	(4.36	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$534		$552	$475	$195
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	[6]	0.79	0.88	0.90	[6]
Expenses including reductions	0.81	[6]	0.78	0.87	0.87	[6]
Net investment income	5.66	[6]	5.17	5.15	3.73	[6]
Portfolio turnover (%)	15		27	24	92	[7]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class NAV shares is 6-20-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       28

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       29

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 29, 2016, all investments are categorized as Level 2 under the hierarchy described above except for money market funds, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       30

securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $831. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2015, the fund has a short-term capital loss carryfoward of $8,747,230 and a long-term capital loss carryforward of $5,548,901 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       31

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. The fund typically declares and pays capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, foreign currency transactions, amortization and accretion on debt securities and wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain non-deliverable forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 29, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $40.5 million to $293.7 million, as measured at each quarter end. The following table summarizes the contracts held at February 29, 2016:

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       32

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CLP	7,700,000,000	USD	10,373,863	Citigroup	4/13/2016	$626,549	—	$626,549
CLP	7,700,000,000	USD	10,499,046	State Street Bank & Trust Co.	4/13/2016	501,367	—	501,367
CNY	73,000,000	USD	10,827,309	Standard Chartered Bank	6/8/2016	277,933	—	277,933
COP	72,000,000,000	USD	21,402,216	State Street Bank & Trust Co.	4/25/2016	305,568	—	305,568
JPY	1,685,038,950	USD	13,972,826	Goldman Sachs	4/25/2016	997,187	—	997,187
KRW	19,900,000,000	USD	16,569,798	Deutsche Bank	3/2/2016	—	($478,587)	(478,587)
MXN	184,000,000	USD	10,497,483	Citigroup	3/2/2016	—	(348,559)	(348,559)
MXN	90,000,000	USD	4,936,592	Citigroup	4/25/2016	5,029	—	5,029
MXN	423,400,000	USD	22,783,000	Goldman Sachs	4/25/2016	464,584	—	464,584
MYR	11,000,000	USD	2,569,493	HSBC	3/2/2016	46,440	—	46,440
MYR	11,000,000	USD	2,588,966	HSBC	4/25/2016	16,072	—	16,072
RUB	877,000,000	USD	10,987,221	Citigroup	4/25/2016	483,859	—	483,859
RUB	877,000,000	USD	10,969,356	Standard Chartered Bank	4/25/2016	501,724	—	501,724
TWD	364,000,000	USD	10,868,920	Goldman Sachs	3/2/2016	84,378	—	84,378
USD	20,826,291	CLP	15,400,000,000	State Street Bank & Trust Co.	4/13/2016	—	(1,174,534)	(1,174,534)
USD	10,944,528	CNY	73,000,000	Standard Chartered Bank	6/8/2016	—	(95,571)	(95,571)
USD	16,169,062	EUR	14,600,000	Citigroup	4/25/2016	259,756	—	259,756
USD	42,002,267	JPY	5,055,116,850	Goldman Sachs	4/25/2016	—	(2,907,771)	(2,907,771)
USD	16,593,422	KRW	19,900,000,000	Deutsche Bank	3/2/2016	502,212	—	502,212
USD	5,273,847	MXN	94,000,000	Citigroup	3/2/2016	89,071	—	89,071
USD	11,020,357	RUB	877,000,000	Citigroup	4/25/2016	—	(450,723)	(450,723)
USD	10,983,705	TWD	364,000,000	Goldman Sachs	3/2/2016	30,407	—	30,407
						$5,192,136	($5,455,745)	($263,609)

Currency abbreviations
CLP	Chilean Peso	MXN	Mexican Peso
CNY	Chinese Yuan Renminbi	MYR	Malaysian Ringgit
COP	Colombian Peso	RUB	Russian Ruble
EUR	Euro	TWD	Taiwan New Dollar
JPY	Japanese Yen	USD	U.S. Dollar
KRW	Korean Won

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 29, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Foreign currency	Unrealized appreciation/ deprecation on forward foreign currency exchange contracts	Forward foreign currency contracts	$5,192,136	($5,455,745)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       33

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

Risk	Statement of operations location	Unaffiliated investments and foreign currency translations*
Foreign currency	Net realized gain (loss)	$1,071,569

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

Risk	Statement of operations location	Unaffiliated investments and translation of assets and liabilities in foreign currencies*
Foreign currency	Change in unrealized appreciation (depreciation)	($902,961)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund's average daily net assets; (b) 0.700% of the next $500 million of the fund's average daily net assets, and (c) 0.675% of the fund's average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months end February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 1, 2016, the Advisor had contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.35%, 2.30% and 1.04%, for Class A, Class C, and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and expenses, short dividend expense and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       34

class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee or other expenses of the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, Rule 12b-1 fees, transfer agent fees and service fees, acquired fund fees and short dividend expense.

For the six months ended February 29, 2016, the expense reductions described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$51	Class R4	$4
Class C	8	Class R6	11
Class I	194	Class NAV	19,650
Class R2	4	Total	$19,922

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016, were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $46 for Class R4 shares for the six months ended February 29, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $197 for the six months ended February 29, 2016. Of this amount, $24 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $173 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       35

to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2016, CDSCs received by the Distributor amounted to $857 for Class C shares. There were no CDSCs received for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and Service Fees	Transfer Agent Fees
Class A	$2,113	$876
Class C	1,125	140
Class I	—	2,923
Class R2	114	8
Class R4	114	8
Class R6	—	8
Total	$3,466	$3,963

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	12,382	$107,284	215,167	$2,076,122
Distributions reinvested	4,306	36,971	17,034	161,128
Repurchased	(115,803)	(1,002,305)	(420,982)	(3,935,301)
Net decrease	(99,115)	($858,050)	(188,781)	($1,698,051)
Class C shares
Sold	4,561	$39,220	37,620	$363,074
Distributions reinvested	563	4,819	940	8,782
Repurchased	(9,560)	(81,920)	(20,261)	(181,977)
Net increase (decrease)	(4,436)	($37,881)	18,299	$189,879

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       36

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class I shares
Sold	351,213	$3,029,262	506,214	$4,857,631
Distributions reinvested	17,509	150,017	45,567	432,073
Repurchased	(133,086)	(1,126,886)	(1,092,887)	(10,286,565)
Net increase (decrease)	235,636	$2,052,393	(541,106)	($4,996,861)
Class R2 shares
Sold	—	—	10,695	$100,000
Net increase	—	—	10,695	$100,000
Class R4 shares
Sold	—	—	10,695	$100,000
Net increase	—	—	10,695	$100,000
Class R6 shares
Sold	3	$25	10,695	$100,000
Net increase	3	$25	10,695	$100,000
Class NAV shares
Sold	2,670,052	$22,953,751	13,621,847	$133,938,557
Distributions reinvested	1,808,226	15,480,511	3,352,595	31,495,707
Repurchased	(3,998,842)	(33,992,293)	(1,203,002)	(10,586,304)
Net increase	479,436	$4,441,969	15,771,440	$154,847,960
Total net increase	611,524	$5,598,456	15,091,937	$148,642,927

Affiliates of the fund owned 100% of shares of beneficial interest of Class R2, Class R4, Class R6 and Class NAV on February 29, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $47,836,825 and $68,494,933, respectively, for the six months ended February 29, 2016. Purchases and sales of U.S. Treasury obligations aggregated $29,555,736 and $29,821,641, respectively, for the six months ended February 29, 2016.

Note 8 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 98.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Lifestyle Balanced Portfolio	33.4%
John Hancock Funds II Lifestyle Growth Portfolio	23.9%

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       37

Fund	Affiliate concentration
John Hancock Funds II Lifestyle Conservative Portfolio	14.8%
John Hancock Funds II Lifestyle Moderate Portfolio	14.3%

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       38

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       39

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279514	358SA 2/16 4/16

John Hancock

Equity Income Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for U.S. equity investors. Oil prices hit multi-year lows before rebounding in February. Concerns about slowing global growth added to negative investor psychology, and stock prices fell steeply. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture in the United States offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Equity Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
18	Financial statements
21	Financial highlights
25	Notes to financial statements
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide substantial dividend income and also long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A. Had the returns reflected Class A expenses, returns would be lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stock market indexes generally closed in the red

Persistent concerns about the global economic outlook contributed to a loss of 2.87% for the fund's benchmark, the Russell 1000 Value Index.

The fund slightly lagged its benchmark

While the fund's sector allocations aided performance, this was offset by the negative impact of individual stock selection.

Stock selection in financials and consumer staples hurt performance

While the fund's stock picks in these sectors weighed on relative performance, its positioning in consumer discretionary, utilities, and energy added value.

SECTOR COMPOSITION AS OF 2/29/16 (%)

A note about risks

Large company stocks could fall out of favor. Value stocks may not increase in price as anticipated or may decline further in value. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       3

Discussion of fund performance

An interview with Portfolio Manager John D. Linehan, CFA, T. Rowe Price Associates, Inc.

John D. Linehan, CFA
Portfolio Manager
T. Rowe Price

Can you describe the market environment of the past six months?

U.S. equities experienced elevated volatility during the period, as investors weighed the impact of global macroeconomic developments, weak commodity prices, rising interest rates, and mixed performance for the domestic economy.

Stock prices declined in September amid growing concerns about China's economic slowdown and an anticipated hike in U.S. interest rates, but solid U.S. economic numbers and favorable corporate earnings boosted market performance in the fourth quarter. The U.S. Federal Reserve raised short-term interest rates in December, but this widely telegraphed move did not derail the broad equity market. Nevertheless, stocks moved sharply lower in January as falling oil prices and additional weak economic data from China raised worries about the health of the global economy. While the market recovered somewhat through late January and into February behind improving U.S. economic data and a surprise interest-rate cut by the Bank of Japan, it was unable to overcome the impact of its poor start to 2016. The value style (i.e., relatively lower-priced stocks) underperformed the broader market, as ongoing questions about the global economic outlook prompted investors to gravitate to stocks seen as having the most reliable growth characteristics.

What factors influenced fund performance?

The fund slightly underperformed its benchmark, the Russell 1000 Value Index. While the fund's sector allocations had a positive effect on performance, this was offset by the impact of individual stock selection.

Security selection had the largest adverse influence within the financials sector. Royal Bank of Scotland Group PLC, the fund's leading individual detractor in financials, lagged due to investor concerns related to ongoing government litigation and the challenging revenue outlook for its investment banking business. We maintained the position on the belief that the bank will be able to resolve its legal uncertainties, and we like the fact that management is aggressively focused on lowering expenses, returning capital to shareholders, and growing the firm's retail and commercial

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       4

"While the fund's sector allocations had a positive effect on performance, this was offset by the impact of individual stock selection."
banking businesses in the United Kingdom. American Express Company and MetLife, Inc. also detracted from the fund's results in the financials sector.

The fund's positioning in consumer staples also weighed on results. The portfolio was underweight in this sector, which performed well in the environment of elevated uncertainty due to its defensive characteristics. Stock selection also played a role in the fund's underperformance in consumer staples, as an investment in Archer-Daniels-Midland Company lost ground amid continued U.S. dollar strength and excess supply in the ethanol market. We held on to the position, reflecting our belief that it features an attractive risk/return profile.

Outside of these two sectors, the energy stock Hess Corp. was one of the largest detractors. Like most stocks in the energy group, Hess declined due to the persistent weakness in the prices of oil and natural gas. Given our view that oil prices could remain volatile, we favor energy companies with robust balance sheets and lower cost structures. The retailer Macy's, Inc., which was hurt by slowing sales, also detracted from returns.

On the positive side, the fund benefited from favorable stock selection in the consumer discretionary sector. Shares of the toy maker Mattel, Inc. rebounded after the company reported better-than-expected quarterly earnings and improved results from its core brands such as Fisher-Price, Hot Wheels, and Barbie. Cablevision Systems Corp. and Las Vegas Sands Corp. also stood out as positive contributors in the consumer discretionary group. Cablevision was acquired by Time Warner, Inc., and we tendered the fund's shares.

The fund's overweight position in the utilities sector was an additional positive for performance. As was the case with consumer staples, the defensive characteristics of utilities stocks enabled the group to finish the semiannual period with the highest returns among the ten sectors in the Russell 1000 Value Index. In addition, we added value through positions in the electric and gas utilities NiSource, Inc. and Xcel Energy, Inc. The fund's positioning in the energy sector also contributed to relative results due to both favorable stock selection and an underweight position in what proved to be the worst-performing sector in the index. The portfolio's limited exposure to the energy equipment and services industry was particularly beneficial given that low energy prices weighed on the performance of many companies in the industry.

Other notable contributors to fund performance included Verizon Communications, Inc., Applied Materials, Inc., and Illinois Tool Works, Inc.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       5

"As long-term investors, we viewed the recent market volatility as an opportunity given that many quality companies fell to more attractive valuations."

How would you characterize portfolio activity during the past six months?

As long-term investors, we viewed the recent market volatility as a buying opportunity given that many quality companies fell to more attractive valuations. We made the largest additions to the healthcare and utilities sectors, while we made the most sizable reductions in consumer discretionary and telecommunication services.

Among individual stocks, notable purchases included Morgan Stanley, Citigroup, Inc., Ameriprise Financial, Inc., and the health benefits provider Anthem, Inc. All four stocks experienced share price declines during the period, creating opportunities for us to build positions in what we believed were undervalued stocks with attractive risk/return characteristics.

Our largest reductions were AT&T, Inc., U.S. Bancorp, and Wells Fargo & Company. Although AT&T pays a solid dividend, we eliminated the position due to our concerns about the company's growth outlook and the potential for rising competition. U.S. Bancorp and Wells Fargo both performed well in recent years and had advanced to the point where we believed we could find better value in other stocks in the financials sector, so we trimmed these positions.

The fund's sector-level positioning is a result of our bottom-up stock selection process. We are bottom-up investors, meaning that we select stocks based on their individual merits rather than broader trends in the economy or stock market. With that in mind, the fund's largest overweights at

TOP 10 HOLDINGS AS OF 2/29/16 (%)

General Electric Company	3.2
JPMorgan Chase & Co.	3.0
Exxon Mobil Corp.	2.6
Johnson & Johnson	2.1
Pfizer, Inc.	2.1
Microsoft Corp.	1.9
The Boeing Company	1.8
Verizon Communications, Inc.	1.8
Royal Dutch Shell PLC, ADR, Class A	1.7
Mattel, Inc.	1.5
TOTAL	21.7
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       6

the end of the period were in the consumer discretionary, industrials, and materials sectors, and it was underweight in financials, consumer staples, and healthcare.

How was the fund positioned at the end of the period?

We continue to believe the global economy will generate modest growth in 2016, and we are optimistic that the U.S. economy will avoid recession. Although unstable energy prices led to increased market volatility during the semiannual period, corporate balance sheets remained healthy outside of energy-related sectors. We believe this should provide the corporate sector with the necessary flexibility to increase capital spending, engage in merger and acquisition activity, and return capital to shareholders. However, lower commodity prices, slowing growth abroad, and the strong U.S. dollar may continue to represent headwinds for corporate earnings.

With this as the backdrop, we continued to employ a disciplined approach and a focus on investing in well-managed, quality companies with strong competitive positions, healthy balance sheets, attractive value characteristics, and—in most cases—above-average dividend yields.

Were there any substantive changes at the fund during the period?

Effective November 1, 2015, John D. Linehan, CFA, replaced Brian C. Rogers, CFA, CIC, as the fund's portfolio manager.

MANAGED BY

John D. Linehan, CFA On the fund since 2015 Investing since 1987

The views expressed in this report are exclusively those of John D. Linehan, CFA, T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-29-16	as of 2-29-16
Class A2	-16.45	5.31	4.19	-8.09	29.53	50.76	1.87	1.79
Class C2	-13.50	6.24	4.65	-4.52	35.34	57.56	1.24	1.21
Class 1[3]	-11.79	6.40	4.71	-3.08	36.40	58.44	2.27	2.24
Class NAV[3]	-11.80	6.46	4.76	-3.06	36.75	59.20	2.33	2.30
Index 1†	-9.41	8.81	5.13	-2.87	52.52	64.86	—	—
Index 2†	-6.19	10.13	6.44	-0.92	62.03	86.66	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class 1	Class NAV
Gross (%)	1.22	1.92	0.84	0.79
Net (%)	1.15	1.90	0.84	0.79

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Equity Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	2-28-06	15,756	15,756	16,486	18,666
Class 1[3]	2-28-06	15,844	15,844	16,486	18,666
Class NAV[3]	2-28-06	15,920	15,920	16,486	18,666

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A and Class C shares were first offered on 3-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A and Class C. Had the returns reflected Class A and Class C expenses, returns would be lower.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$967.60	$5.58	1.14%
Class C	1,000.00	963.60	9.23	1.89%
Class 1	1,000.00	969.20	4.01	0.82%
Class NAV	1,000.00	969.40	3.77	0.77%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.20	$5.72	1.14%
Class C	1,000.00	1,015.50	9.47	1.89%
Class 1	1,000.00	1,020.80	4.12	0.82%
Class NAV	1,000.00	1,021.00	3.87	0.77%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       11

Fund's investments

As of 2-29-16 (unaudited)
	Shares	Value
Common stocks 98.0%		$1,651,488,794
(Cost $1,577,366,987)
Consumer discretionary 10.2%		172,389,331
Auto components 0.6%
Johnson Controls, Inc.	276,800	10,092,130
Automobiles 0.7%
General Motors Company	393,539	11,585,788
Hotels, restaurants and leisure 1.7%
Carnival Corp.	265,700	12,742,972
Las Vegas Sands Corp.	344,300	16,622,804
Leisure products 1.5%
Mattel, Inc.	753,100	24,490,812
Media 3.8%
Comcast Corp., Class A	319,400	18,438,962
News Corp., Class A	847,000	9,164,540
The Walt Disney Company	101,800	9,723,936
Time Warner, Inc.	36,366	2,407,429
Twenty-First Century Fox, Inc., Class A	117,100	3,164,042
Twenty-First Century Fox, Inc., Class B	695,900	18,900,644
Viacom, Inc., Class B	52,900	1,949,365
Multiline retail 1.7%
Kohl's Corp.	354,300	16,535,181
Macy's, Inc.	285,100	12,319,171
Specialty retail 0.2%
Staples, Inc.	449,900	4,251,555
Consumer staples 4.3%		72,221,268
Beverages 1.1%
PepsiCo, Inc.	169,600	16,590,272
The Coca-Cola Company	43,500	1,876,155
Food and staples retailing 0.9%
Wal-Mart Stores, Inc.	232,600	15,430,684
Food products 1.9%
Archer-Daniels-Midland Company	526,900	18,420,424
Kellogg Company	140,700	10,414,614
McCormick & Company, Inc.	33,300	3,105,558
Personal products 0.2%
Avon Products, Inc.	781,900	2,979,039
Tobacco 0.2%
Philip Morris International, Inc.	37,400	3,404,522

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       12

	Shares	Value
Energy 10.9%		$184,611,295
Oil, gas and consumable fuels 10.9%
Anadarko Petroleum Corp.	164,036	6,225,166
Apache Corp.	608,400	23,289,552
California Resources Corp.	19,261	10,826
Canadian Natural Resources, Ltd.	784,000	16,354,240
Chevron Corp.	206,060	17,193,646
Columbia Pipeline Group, Inc.	521,200	9,459,780
EQT Corp.	43,200	2,407,968
Exxon Mobil Corp.	540,424	43,314,984
Hess Corp.	323,100	14,087,160
Occidental Petroleum Corp.	204,900	14,101,218
Royal Dutch Shell PLC, ADR, Class A	641,700	29,184,516
Total SA, ADR (L)	200,900	8,982,239
Financials 22.1%		372,507,625
Banks 8.5%
Bank of America Corp.	1,771,422	22,178,203
Citigroup, Inc.	429,000	16,666,650
Fifth Third Bancorp	576,600	8,798,916
JPMorgan Chase & Co.	885,314	49,843,178
Royal Bank of Scotland Group PLC (I)	2,772,871	8,593,153
The PNC Financial Services Group, Inc.	143,800	11,692,378
U.S. Bancorp	138,500	5,335,020
Wells Fargo & Company	430,500	20,199,060
Capital markets 5.3%
Ameriprise Financial, Inc.	187,700	15,757,415
Morgan Stanley	822,200	20,308,340
Northern Trust Corp.	334,400	19,856,672
Och-Ziff Capital Management Group LLC, Class A	525,200	2,310,880
State Street Corp.	319,200	17,485,776
The Bank of New York Mellon Corp.	398,300	14,095,837
Consumer finance 1.2%
American Express Company	366,200	20,353,396
Insurance 5.4%
Chubb, Ltd.	58,504	6,758,967
Loews Corp.	633,100	23,013,185
Marsh & McLennan Companies, Inc.	408,000	23,276,400
MetLife, Inc.	607,600	24,036,656
Sun Life Financial, Inc. (L)	180,000	5,358,600
Willis Towers Watson PLC	33,182	3,760,184
XL Group PLC	143,300	4,926,654
Real estate investment trusts 1.7%
Digital Realty Trust, Inc.	25,200	1,992,564

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       13

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
Rayonier, Inc.	415,500	$9,070,365
The Macerich Company	28,400	2,245,872
Weyerhaeuser Company	561,713	14,593,304
Health care 9.3%		157,271,574
Biotechnology 0.6%
Gilead Sciences, Inc.	108,100	9,431,725
Health care equipment and supplies 0.3%
Becton, Dickinson and Company	37,000	5,455,650
Health care providers and services 1.1%
Anthem, Inc.	146,192	19,105,832
Pharmaceuticals 7.3%
Bristol-Myers Squibb Company	332,300	20,579,339
GlaxoSmithKline PLC	627,119	12,153,599
Johnson & Johnson	337,900	35,550,459
Merck & Company, Inc.	391,700	19,667,257
Pfizer, Inc.	1,190,688	35,327,713
Industrials 13.5%		227,134,430
Aerospace and defense 2.0%
The Boeing Company	257,000	30,372,260
United Technologies Corp.	38,000	3,671,560
Air freight and logistics 1.0%
United Parcel Service, Inc., Class B	166,600	16,085,230
Airlines 0.3%
Southwest Airlines Company	126,100	5,289,895
Commercial services and supplies 1.1%
Tyco International PLC	535,300	18,831,854
Electrical equipment 1.2%
Eaton Corp. PLC	10,326	585,587
Emerson Electric Company	381,200	18,613,996
Industrial conglomerates 3.2%
General Electric Company	1,868,300	54,442,262
Machinery 3.5%
Cummins, Inc.	87,100	8,498,347
Deere & Company	207,600	16,645,368
Flowserve Corp.	54,500	2,290,090
Illinois Tool Works, Inc.	186,900	17,615,325
Pentair PLC	292,400	13,950,404
Road and rail 1.2%
Canadian Pacific Railway, Ltd.	67,600	8,192,444
Union Pacific Corp.	152,800	12,049,808

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       14

	Shares	Value
Information technology 10.9%		$183,625,432
Communications equipment 3.6%
Cisco Systems, Inc.	754,600	19,755,428
Harris Corp.	248,200	19,364,564
QUALCOMM, Inc.	416,200	21,138,798
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	55,600	3,164,752
Semiconductors and semiconductor equipment 3.1%
Analog Devices, Inc.	239,400	12,685,806
Applied Materials, Inc.	1,168,700	22,053,369
Texas Instruments, Inc.	319,900	16,961,098
Software 2.3%
CA, Inc.	274,000	8,025,460
Microsoft Corp.	613,200	31,199,616
Technology hardware, storage and peripherals 1.7%
Dell, Inc. (I)(R)	1,010,600	15,914,184
EMC Corp.	250,000	6,532,500
Western Digital Corp.	156,900	6,829,857
Materials 5.3%		89,235,094
Chemicals 2.1%
CF Industries Holdings, Inc.	297,000	10,828,620
E.I. du Pont de Nemours & Company	392,500	23,891,475
Construction materials 0.9%
Vulcan Materials Company	160,500	15,814,065
Containers and packaging 1.3%
International Paper Company	564,625	20,157,113
WestRock Company	62,526	2,111,503
Metals and mining 1.0%
Nucor Corp.	417,700	16,432,318
Telecommunication services 3.1%		51,636,992
Diversified telecommunication services 2.8%
CenturyLink, Inc.	319,298	9,767,326
Telefonica SA	760,157	7,579,651
Verizon Communications, Inc.	586,377	29,746,905
Wireless telecommunication services 0.3%
Vodafone Group PLC	1,497,943	4,543,110
Utilities 8.4%		140,855,753
Electric utilities 5.1%
Edison International	227,000	15,472,320
Entergy Corp.	299,700	21,641,337
Exelon Corp.	317,400	9,994,926

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       15

				Shares	Value
Utilities (continued)
Electric utilities (continued)
FirstEnergy Corp.				575,175	$19,251,107
Xcel Energy, Inc.				474,000	18,741,960
Independent power and renewable electricity producers 1.0%
AES Corp.				1,753,500	17,184,300
Multi-utilities 2.3%
NiSource, Inc.				903,200	19,400,736
PG&E Corp.				337,900	19,169,067
	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 0.0%					$638,145
(Cost $644,876)
Health care 0.0%					638,145
Pharmaceuticals 0.0%
Valeant Pharmaceuticals International, Inc. (S)	5.875	05-15-23		783,000	638,145
		Yield (%)		Shares	Value
Securities lending collateral 0.5%					$8,857,538
(Cost $8,857,194)
John Hancock Collateral Trust (W)		0.4639(Y	)	885,285	8,857,538
Short-term investments 1.6%
(Cost $27,553,684)
Money market funds 1.6%					27,553,684
State Street Institutional U.S. Government Money Market Fund		0.2412(Y	)	1,386,681	1,386,681
T. Rowe Price Reserve Investment Fund		0.3233(Y	)	26,167,003	26,167,003
Total investments (Cost $1,614,422,741)† 100.1%					$1,688,538,161
Other assets and liabilities, net (0.1%)					($2,447,307)
Total net assets 100.0%					$1,686,090,854

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       16

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-29-16.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $1,630,846,579. Net unrealized appreciation aggregated to $57,691,582, of which $205,697,265 related to appreciated investment securities and $148,005,683 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       17

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,605,565,547) including $8,662,904 of securities loaned	$1,679,680,623
Affiliated investments, at value (Cost $8,857,194)	8,857,538
Total investments, at value (Cost $1,614,422,741)	1,688,538,161
Foreign currency, at value (Cost $3,498,279)	3,493,888
Receivable for investments sold	2,081,033
Receivable for fund shares sold	41,506
Dividends and interest receivable	6,404,514
Receivable for securities lending income	69,308
Other receivables and prepaid expenses	43,628
Total assets	1,700,672,038
Liabilities
Payable for investments purchased	1,689,045
Payable for fund shares repurchased	3,914,574
Payable upon return of securities loaned	8,857,960
Payable to affiliates
Accounting and legal services fees	29,779
Transfer agent fees	945
Trustees' fees	478
Other liabilities and accrued expenses	88,403
Total liabilities	14,581,184
Net assets	$1,686,090,854
Net assets consist of
Paid-in capital	$1,601,309,333
Undistributed net investment income	7,381,969
Accumulated net realized gain (loss) on investments and foreign currency transactions	3,300,903
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	74,098,649
Net assets	$1,686,090,854

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($10,001,013 ÷ 618,660 shares)[1]	$16.17
Class C ($628,501 ÷ 38,836 shares)[1]	$16.18
Class 1 ($255,109,045 ÷ 15,771,783 shares)	$16.18
Class NAV ($1,420,352,295 ÷ 87,897,947 shares)	$16.16
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.02

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       18

STATEMENT OF OPERATIONS  For the six months ended 2-29-16 (unaudited)

Investment income
Dividends	$27,930,582
Securities lending	162,514
Interest	46,215
Less foreign taxes withheld	(240,911)
Total investment income	27,898,400
Expenses
Investment management fees	6,908,026
Distribution and service fees	81,522
Accounting and legal services fees	111,379
Transfer agent fees	4,427
Trustees' fees	16,484
State registration fees	7,401
Printing and postage	306
Professional fees	44,700
Custodian fees	110,657
Registration and filing fees	33,426
Other	14,951
Total expenses	7,333,279
Less expense reductions	(328,952)
Net expenses	7,004,327
Net investment income	20,894,073
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	62,785,061
Affiliated investments	(325)
62,784,736
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(136,244,248)
Affiliated investments	368
(136,243,880)
Net realized and unrealized loss	(73,459,144)
Decrease in net assets from operations	($52,565,071)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$20,894,073	$37,102,464
Net realized gain	62,784,736	125,717,101
Change in net unrealized appreciation (depreciation)	(136,243,880)	(306,427,031)
Decrease in net assets resulting from operations	(52,565,071)	(143,607,466)
Distributions to shareholders
From net investment income
Class A	(59,486)	(9,138)
Class C	(2,461)	(588)
Class 1	(3,098,391)	(8,718,963)
Class NAV	(17,182,752)	(44,851,645)
From net realized gain
Class A	(640,270)	—
Class C	(44,245)	—
Class 1	(23,149,313)	(19,077,578)
Class NAV	(127,779,452)	(94,345,432)
Total distributions	(171,956,370)	(167,003,344)
From fund share transactions	56,099,250	27,807,171
Total decrease	(168,422,191)	(282,803,639)
Net assets
Beginning of period	1,854,513,045	2,137,316,684
End of period	$1,686,090,854	$1,854,513,045
Undistributed net investment income	$7,381,969	$6,830,986

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       20

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$18.38		$19.76
Net investment income[3]	0.18		0.15
Net realized and unrealized loss on investments	(0.69)		(1.38)
Total from investment operations	(0.51)		(1.23)
Less distributions
From net investment income	(0.17)		(0.15)
From net realized gain	(1.53)		—
Total distributions	(1.70)		(0.15)
Net asset value, end of period	$16.17		$18.38
Total return (%)[4,5]	(3.24	) [6]	(6.31	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$10		$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23	[7]	1.24	[7]
Expenses including reductions	1.14	[7]	1.12	[7]
Net investment income	2.06	[7]	1.79	[7]
Portfolio turnover (%)	31		19	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class A shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       21

Class C Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$18.39		$19.76
Net investment income[3]	0.11		0.08
Net realized and unrealized loss on investments	(0.69)		(1.38)
Total from investment operations	(0.58)		(1.30)
Less distributions
From net investment income	(0.10)		(0.07)
From net realized gain	(1.53)		—
Total distributions	(1.63)		(0.07)
Net asset value, end of period	$16.18		$18.39
Total return (%)[4,5]	(3.64	) [6]	(6.61	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93	[8]	1.94	[8]
Expenses including reductions	1.89	[8]	1.87	[8]
Net investment income	1.30	[8]	0.94	[8]
Portfolio turnover (%)	31		19	[9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class C shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       22

Class 1 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$18.39		$21.47	$18.53	$15.59	$13.56	$12.05
Net investment income[2]	0.20		0.36	0.35	0.32	0.31	0.25
Net realized and unrealized gain (loss) on investments	(0.68)		(1.78)	3.17	2.94	1.91	1.46
Total from investment operations	(0.48)		(1.42)	3.52	3.26	2.22	1.71
Less distributions
From net investment income	(0.20)		(0.52)	(0.45)	(0.32)	(0.19)	(0.20)
From net realized gain	(1.53)		(1.14)	(0.13)	—	—	—
Total distributions	(1.73)		(1.66)	(0.58)	(0.32)	(0.19)	(0.20)
Net asset value, end of period	$16.18		$18.39	$21.47	$18.53	$15.59	$13.56
Total return (%)[3]	(3.08	) [4]	(7.33)	19.24	21.20	16.55	14.13
Ratios and supplemental data
Net assets, end of period (in millions)	$255		$297	$377	$339	$286	$254
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	[5]	0.86	0.87	0.86	0.87	0.87
Expenses including reductions	0.82	[5]	0.82	0.83	0.83	0.84	0.84
Net investment income	2.29	[5]	1.77	1.75	1.82	2.13	1.78
Portfolio turnover (%)	31		19	17	14	21	17

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       23

Class NAV Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$18.37		$21.45	$18.52	$15.57	$13.55	$12.04
Net investment income[2]	0.20		0.37	0.37	0.32	0.31	0.25
Net realized and unrealized gain (loss) on investments	(0.68)		(1.78)	3.15	2.95	1.91	1.47
Total from investment operations	(0.48)		(1.41)	3.52	3.27	2.22	1.72
Less distributions
From net investment income	(0.20)		(0.53)	(0.46)	(0.32)	(0.20)	(0.21)
From net realized gain	(1.53)		(1.14)	(0.13)	—	—	—
Total distributions	(1.73)		(1.67)	(0.59)	(0.32)	(0.20)	(0.21)
Net asset value, end of period	$16.16		$18.37	$21.45	$18.52	$15.57	$13.55
Total return (%)[3]	(3.06	) [4]	(7.27)	19.25	21.33	16.54	14.19
Ratios and supplemental data
Net assets, end of period (in millions)	$1,420		$1,553	$1,760	$1,226	$1,254	$1,269
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	[5]	0.81	0.82	0.81	0.82	0.82
Expenses including reductions	0.77	[5]	0.77	0.78	0.78	0.79	0.79
Net investment income	2.35	[5]	1.83	1.81	1.87	2.18	1.79
Portfolio turnover (%)	31		19	17	14	21	17

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       24

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide substantial dividend income and also long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$172,389,331	$172,389,331	—	—
Consumer staples	72,221,268	72,221,268	—	—
Energy	184,611,295	184,611,295	—	—
Financials	372,507,625	363,914,472	$8,593,153	—
Health care	157,271,574	145,117,975	12,153,599	—
Industrials	227,134,430	227,134,430	—	—
Information technology	183,625,432	167,711,248	—	$15,914,184
Materials	89,235,094	89,235,094	—	—
Telecommunication services	51,636,992	39,514,231	12,122,761	—
Utilities	140,855,753	140,855,753	—	—
Corporate bonds	638,145	—	638,145	—
Securities lending collateral	8,857,538	8,857,538	—	—
Short-term investments	27,553,684	27,553,684	—	—
Total investments in securities	$1,688,538,161	$1,639,116,319	$33,507,658	$15,914,184

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

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The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2016, the fund loaned common stocks valued at $8,662,904 and received $8,857,960 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to funds to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $1,529. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are paid annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $100 million of aggregate net assets; b) 0.800% of the next $100 million of aggregate net assets; c) 0.775% of the next $300 million of aggregate net assets; d) 0.750% of the excess over $500 million of aggregate net assets. However, when the aggregate net assets exceed $200 million on any day, the annual rate of management fee for the day is 0.800% on the first $200 million of aggregate net assets; if aggregate net assets exceed $500 million on any day, the annual rate of management fee for the day is 0.775% on the first $500 million of aggregate net assets; and if aggregate net assets exceed $1 billion on any day, the annual rate of management fee for the day is 0.750% on the first $1 billion of aggregate net assets. Aggregate net assets generally include the net assets of the fund and other funds identified in the investment management agreement. Prior to January 1, 2016, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $1 billion of the fund's aggregate net assets and b) 0.775% of the fund's aggregate net assets in excess of $1 billion. However, when the aggregate net assets exceeded $1 billion on any day, the annual rate of advisory fee for the day was 0.800% on the first $1 billion of aggregate net assets. The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average annual net assets (on an annualized basis) attributable to the class. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average annual net assets (on an annualized basis) of the fund. Expenses exclude taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, Rule 12b-1 fees, transfer agent fees and service fees, acquired fund fees, and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T.Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

The expense reductions described above amounted to the following for the six months ended February 29, 2016:

Class	Expense reduction	Class	Expense reduction
Class A	$3,227	Class NAV	$275,031
Class C	106	Total	$328,952
Class 1	50,588

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 0.74% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

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Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $119,587 for the period ended February 29, 2016. Of this amount, $18,386 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $101,201 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2016, CDSCs received by the Distributor amounted to $138 and $90 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$9,999	$4,138
Class C	2,330	289
Class 1	69,193	—
Total	$81,522	$4,427

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

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Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	393,527	$6,796,052	233,813	$4,609,184
Distributions reinvested	40,818	699,756	419	8,402
Repurchased	(42,229)	(708,237)	(7,688)	(145,910)
Net increase	392,116	$6,787,571	226,544	$4,471,676
Class C shares[1]
Sold	24,703	$441,822	16,869	$330,461
Distributions reinvested	2,237	38,446	11	231
Repurchased	(4,984)	(90,315)	—	—
Net increase	21,956	$389,953	16,880	$330,692
Class 1 shares
Sold	75,964	$1,250,202	261,490	$5,227,386
Distributions reinvested	1,529,915	26,247,704	1,365,295	27,796,540
Repurchased	(1,993,558)	(35,315,314)	(3,033,479)	(61,517,227)
Net decrease	(387,679)	($7,817,408)	(1,406,694)	($28,493,301)
Class NAV shares
Sold	539,010	$9,666,709	1,996,083	$41,189,788
Distributions reinvested	8,459,560	144,962,204	6,844,376	139,197,077
Repurchased	(5,624,814)	(97,889,779)	(6,361,626)	(128,888,761)
Net increase	3,373,756	$56,739,134	2,478,833	$51,498,104
Total net increase	3,400,149	$56,099,250	1,315,563	$27,807,171

1 The inception date for Class A and Class C shares is 3-27-15.

Affiliates of the fund owned 13%, 100% and 100% of shares of beneficial interest of Class C, Class 1 and Class NAV, respectively, on February 29, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $546,930,114 and $641,860,066, respectively, for the six months ended February 29, 2016.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 84.2% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Lifestyle Growth Fund	31.0%
John Hancock Funds II Lifestyle Balanced Fund	23.8%
John Hancock Funds II Lifestyle Aggressive Fund	11.7%
John Hancock Funds II Lifestyle Moderate Fund	7.3%

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Note 8 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2016, the fund engaged in purchases and sales of securities amounting to $151,833 and $587,290, respectively.

Note 9 — Other Matters

The Trust has been named as a defendant in an adversary proceeding originally brought by the Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company's Chapter 11 bankruptcy proceeding (In re: Tribune Company). The proceeding relates to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. The plaintiff seeks to recover payments of the proceeds from the leveraged buy-out made to the beneficial owners of shares of Tribune Company, and alleges these payments were intentionally fraudulent conveyances under the U.S. Bankruptcy Code. The adversary proceeding, which is now captioned Marc S. Kirschner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons,No.12-2652 (S.D.N.Y.), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig.,No. 11-md-2296 (S.D.N.Y.).On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

On March 20, 2016, the Second Circuit issued an opinion affirming the dismissal of the state law constructive fraudulent transfer claims alleged in the Individual Creditor Actions including the Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.) action previously reported. In light of this ruling, pending an unlikely Supreme Court appeal, the Individual Creditor Actions are over and only the FitzSimons action, which alleges an intentional fraudulent conveyance claim against Tribune's former shareholders, remains.

The potential amount sought to be recovered by the plaintiffs in these two actions from Equity Income Fund is unknown, but it includes approximately $11,971,400, representing the proceeds that the fund received in the leveraged buyout, plus an unknown amount of interest and the plaintiffs' attorneys' fees and expenses. The fund cannot predict the outcome of this proceeding. The fund is currently assessing the case and has not yet determined the effect, if any, on the fund's net assets and results of operations. If the proceeding were to be decided in a manner adverse to the fund, or if the fund were to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the fund's net asset value.

Note 10 — Direct placement securities

The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at February 29, 2016:

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 2-29-16
Dell, Inc.	11-26-08 to 10-17-12	$11,534,342	1,010,600	1,010,600	0.94%	$15,914,184

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

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EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

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John Hancock Multifactor Technology ETF

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Investors Trust

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Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279515	458SA 2/16 4/16

John Hancock

Floating Rate Income Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for investors, and fixed-income markets were no exception. Oil prices hit multi-year lows before rebounding in February, and high-yield corporate bonds generally declined on fears of a wave of defaults from commodity-linked issuers. The investment landscape improved after the close of the period as a wide variety of so-called risk assets rallied.

Despite the recent increase in volatility, the economic picture in the United States offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Floating Rate Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
23	Financial statements
27	Financial highlights
34	Notes to financial statements
44	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

Class A shares (without sales charge)
S&P/LSTA Performing Loan Index
Morningstar bank loan fund category average
–7.23
–3.73
–4.28
–8.28
–2.92
–4.22
–1.36
1.54
0.52
1.05
2.90
2.15
2.88
4.27
6 month (cumulative)
1 year
3 year
5 year
Since inception (1/2/08)

The S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers, and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Bank loans declined

Amid elevated volatility, the U.S. bank loan market fell as concerns about slowing global economic growth led to weaker investor demand.

Fund lagged its benchmark

The fund's performance during the six-month period trailed that of its benchmark, the S&P/LSTA Performing Loan Index.

Credit quality positioning and energy overweight detracted

The fund's credit quality positioning and an overweight in the energy sector detracted the most from performance compared with the benchmark.

PORTFOLIO COMPOSITION AS OF 2/29/16 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A fund that focuses on a particular sector may fluctuate more than a fund that invests in a wider variety of sectors. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, extended settlement risk, and the risks of being a lender. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       3

Discussion of fund performance

An interview with Portfolio Manager Timothy J. Settel, Western Asset Management Company

Timothy J. Settel
Portfolio Manager
Western Asset Management Company

Can you provide an overview of the bank loan market over the past six months?

Bank loans declined for the six-month period as the fund's benchmark, the S&P/ LSTA Performing Loan Index, lost 3.73%. By comparison, the Barclays U.S. Aggregate Bond Index (a broad bond market measure) returned 2.20%, while the S&P 500 Index (a broad stock market measure) was down 0.92%.

Declining demand contributed to the negative returns in the bank loan market. Demand weakened from both collateralized loan obligations (CLOs) and retail investors; in particular, bank loan mutual funds experienced consistent outflows during the reporting period. New issuance in the bank loan market was also down, but collapsing CLO demand and mutual fund outflows more than offset the tighter supply.

Volatility in the bank loan market was elevated throughout the six-month period amid slowing growth in China and other emerging economies, plunging commodity prices, and continued geopolitical turmoil in the Middle East.

What about the economic environment?

U.S. economic data was mixed; employment growth and vehicle sales were consistently robust, but consumer spending and manufacturing activity remained muted. However, a moderate overall level of economic growth, combined with the lowest unemployment rate in eight years, led the U.S. Federal Reserve (Fed) to raise its short-term interest-rate target in December. The Fed's first rate hike in nine years ended an unprecedented period of near-zero interest rates that began in December 2008.

Were there any developments related to bank loan credit quality?

The year-over-year default rate in the bank loan market was 1.5% at the end of the reporting period. This was largely unchanged from the beginning of the reporting period and remained low by historical standards. Defaults were clustered in the energy and materials sectors as companies struggled with weak demand for commodities and sharply lower commodity prices.

In terms of performance, higher-quality loans outperformed lower-rated issues by a wide margin as the heightened market volatility led investors to shift away from riskier assets. Loans rated BB, the

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       4

highest credit-rating sector in the bank loan market, held up the best, while those rated CCC—the most speculative grade of bank loans—experienced double-digit declines for the six months.

Turning to the portfolio, what factors detracted from performance during the reporting period?

The fund's credit quality positioning weighed on performance. Although the bulk of the fund's holdings were in loans rated B, the middle credit quality tier of the bank loan market, the remainder of the portfolio was more focused on lower-quality loans, such as those rated CCC, rather than higher-rated loans. With higher-quality loans outperforming for the reporting period, this positioning detracted from overall results.

An overweight position in the energy sector was also a drag on performance. Several of the largest detractors from performance were energy companies, including offshore drilling contractors Hercules Offshore, Inc. and Paragon Offshore Finance Company, as well as energy producers Magnum Hunter Resources Corp. and Sanchez Energy Corp. While these loans came under pressure from falling energy prices, we believe that the energy sector could be a meaningful source of outperformance in 2016, so we are staying the course on our overweight position.

To a lesser extent, the materials sector also detracted from fund performance. Notable detractors from this sector included steel manufacturer Essar Steel Algoma, Inc. and paper producer NewPage Corp., both of which were hurt by lower commodity prices.

On the positive side, what factors contributed favorably to portfolio results?

Overweight positions in defensive sectors such as consumer noncyclicals and utilities added value during the six-month period. Top contributors included confectioner Candy Intermediate Holdings, Inc. and food producer AdvancePierre Foods, Inc. Candy Intermediate benefited from restructuring efforts that improved profitability, while AdvancePierre moved ahead with plans for an initial public offering.

Other leading performers among individual issues included cable television provider CSC Holdings LLC, energy producer Oasis Petroleum, Inc., and restaurant company New Red Finance, Inc. The

COUNTRY COMPOSITION AS OF 2/29/16 (%)

United States	88.4
Netherlands	3.2
Canada	3.1
Luxembourg	2.9
Australia	1.4
Other countries	1.0
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       5

"... we believe that the bank loan market is a compelling investment opportunity at current valuation levels."
latter is a unit of Restaurant Brands International, Inc., which owns U.S. fast-food chain Burger King and Canadian coffee retailer Tim Hortons.

What was your view on the bank loan market as of the end of the reporting period?

From a strategic perspective, we are seeing value in B-rated loans and second-lien loans (senior secured debt with priority over unsecured creditors but secondary to first-lien debtholders), although we are mindful of the volatility associated with those instruments. In addition to maintaining an overweight position in the energy sector, we have established overweight positions in many defensive sectors of the market, given our expectation for continued market volatility.

Most important, we believe that the bank loan market is a compelling investment opportunity at current valuation levels. Although global growth has downshifted and downside risk persists, our view remains that the global recovery, though fragile, will be sustainable. We believe that a slow-growth environment favors credit-related investments, as companies are likely to manage their balance sheets conservatively and maintain elevated levels of liquidity, yet valuations in the bank loan asset class have declined to levels not seen in nearly five years.

In contrast, equity valuations are much more robust—for example, the S&P 500 Index is not far below its all-time high. In fact, since the summer of 2011, the index has risen by over 60%, while the average price of a loan in the S&P/ LSTA Performing Loan Index has remained largely unchanged.

SECTOR COMPOSITION AS OF 2/29/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       6

Certainly, supply-and-demand conditions have been challenging for the bank loan market over the past year. New issuance continues to swamp demand from CLOs and retail investors, and this imbalance will need to reverse for the asset class to show meaningful improvement. Most bank loan interest rates are pegged to the London Interbank Offered Rate, or LIBOR. LIBOR has recently risen to its highest level in nearly six years, and if it continues to tick higher—perhaps because of another Fed rate hike later this year—interest-rate resets on bank loans would begin to trend higher. This development would likely spur renewed demand for bank loans.

MANAGED BY

Timothy J. Settel On the fund since inception Investing since 1993
Michael C. Buchanan, CFA On the fund since inception Investing since 1990
S. Kenneth Leech On the fund since 2014 Investing since 1977

QUALITY COMPOSITION AS OF 2/29/16 (%)

The views expressed in this report are exclusively those of Timothy J. Settel, Western Asset Management Company, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	6-month	5-year	Since inception[2]	as of 2-29-16	as of 2-29-16
Class A	-10.57	0.54	2.56	-9.55	2.72	22.94	5.36	5.35
Class B	-13.18	0.00	2.14	-11.97	0.01	18.84	4.77	4.77
Class C	-9.63	0.36	2.19	-8.31	1.81	19.35	4.77	4.77
Class I3	-7.88	1.40	3.27	-6.98	7.22	29.99	5.82	5.81
Class R6[3,4]	-7.88	1.45	3.29	-7.04	7.48	30.27	5.93	5.91
Class 1[3]	-7.94	1.47	3.32	-7.07	7.58	30.53	5.86	5.86
Class NAV[3]	-7.88	1.53	3.38	-7.04	7.87	31.12	5.93	5.92
Index†	-2.92	2.90	4.27	-3.73	15.38	40.68	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.0% to 2.5%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.13	1.83	1.83	0.82	0.72	0.76	0.71
Net (%)	1.13	1.83	1.83	0.82	0.71	0.76	0.71

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P/LSTA Performing Loan Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Floating Rate Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P/ LSTA Performing Loan Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B5	1-2-08	11,884	11,884	14,068
Class C5	1-2-08	11,935	11,935	14,068
Class I3	1-2-08	12,999	12,999	14,068
Class R6[3,4]	1-2-08	13,027	13,027	14,068
Class 1[3]	1-2-08	13,053	13,053	14,068
Class NAV[3]	1-2-08	13,112	13,112	14,068

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 3.0% to 2.5%, which became effective on 2-3-14.

S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.
2	From 1-2-08.
3	For certain types of investors, as described in the fund's prospectuses.
4	Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Beginning Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$927.70	$5.46	1.14%
Class B	1,000.00	925.60	8.81	1.84%
Class C	1,000.00	925.90	8.81	1.84%
Class I	1,000.00	930.20	3.94	0.82%
Class R6	1,000.00	929.60	3.41	0.71%
Class 1	1,000.00	929.30	3.65	0.76%
Class NAV	1,000.00	929.60	3.41	0.71%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.20	$5.72	1.14%
Class B	1,000.00	1,015.70	9.22	1.84%
Class C	1,000.00	1,015.70	9.22	1.84%
Class I	1,000.00	1,020.80	4.12	0.82%
Class R6	1,000.00	1,021.30	3.57	0.71%
Class 1	1,000.00	1,021.10	3.82	0.76%
Class NAV	1,000.00	1,021.30	3.57	0.71%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       11

Fund's investments

As of 2-29-16 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Term loans (M) 86.1%				$2,104,814,875
(Cost $2,457,210,021)
Consumer discretionary 28.0%				684,625,608
Auto components 0.4%
CS Intermediate Holdco 2 LLC	4.000	04-04-21	10,031,014	9,713,361
Automobiles 0.5%
FCA US LLC	3.500	05-24-17	5,262,987	5,232,288
FCA US LLC	3.250	12-31-18	6,245,553	6,190,904
Diversified consumer services 2.8%
Ascent Capital Group, Inc.	4.250	03-23-18	6,251,315	5,938,749
Ascent Capital Group, Inc.	4.500	04-11-22	11,609,009	10,777,026
BakerCorp International, Inc.	4.250	02-07-20	6,376,955	5,229,103
Laureate Education, Inc.	5.000	06-15-18	29,600,141	22,323,450
The ServiceMaster Company LLC	4.250	07-01-21	24,528,291	24,313,669
Hotels, restaurants and leisure 9.5%
Aristocrat International Pty, Ltd.	4.750	10-20-21	18,711,640	18,349,102
Boyd Gaming Corp.	4.000	08-14-20	2,266,070	2,248,368
Caesars Entertainment Resort Properties LLC	7.000	10-11-20	17,679,200	15,951,801
Caesars Growth Properties Holdings LLC	6.250	05-08-21	6,286,043	4,934,544
CCM Merger, Inc.	4.500	08-08-21	12,701,252	12,602,030
CityCenter Holdings LLC	4.250	10-16-20	11,492,168	11,410,769
Equinox Holdings, Inc.	5.000	01-31-20	17,361,401	17,028,635
Equinox Holdings, Inc.	9.750	07-31-20	8,520,000	8,498,700
Fitness International LLC	5.500	07-01-20	18,744,550	17,573,016
Four Seasons Holdings, Inc.	3.500	06-27-20	7,531,143	7,389,935
Hilton Worldwide Finance LLC	3.500	10-26-20	15,203,237	15,142,425
La Quinta Intermediate Holdings LLC	3.750	04-14-21	10,027,853	9,543,177
Landry's, Inc.	4.000	04-24-18	14,310,050	14,209,879
Life Time Fitness, Inc.	4.250	06-10-22	8,196,300	7,902,602
MGM Resorts International	3.500	12-20-19	14,586,130	14,437,235
Mohegan Tribal Gaming Authority	5.500	06-15-18	18,352,780	17,526,905
New Red Finance, Inc.	3.750	12-10-21	12,828,584	12,759,091
Norwegian Cruise Line Holdings, Ltd.	4.000	11-19-21	5,415,300	5,385,965
QCE LLC, PIK	15.000	07-01-19	7,719,850	643,295
Station Casinos LLC	4.250	03-02-20	7,813,805	7,686,830
World Endurance Holdings	5.250	06-26-21	11,003,067	10,562,944
Household durables 0.1%
Libbey Glass, Inc.	3.750	04-09-21	3,944,506	3,806,448
Internet and catalog retail 0.3%
Spencer Gifts LLC	5.250	06-29-22	6,977,275	6,733,070

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       12

	Rate (%)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Media 6.3%
Acosta, Inc.	4.250		09-26-21	10,557,262	$9,897,434
Altice Financing SA	5.250		02-04-22	6,029,700	5,856,346
Altice Financing SA	5.500		07-02-19	7,085,772	6,991,298
CCO Safari III LLC	3.500		01-24-23	11,040,000	10,953,259
Checkout Holding Corp.	4.500		04-09-21	8,855,150	6,729,914
Crossmark Holdings, Inc.	4.500		12-20-19	9,000,483	6,435,345
CSC Holdings LLC	2.939		04-17-20	3,950,710	3,914,494
MediArena Acquisition BV	6.750		08-13-21	12,886,875	10,567,237
MediArena Acquisition BV	10.000		08-13-22	2,550,000	1,759,500
NEP Broadcasting LLC	4.250		01-22-20	24,099,386	21,930,442
Neptune Finco Corp.	5.000		10-09-22	25,440,000	25,228,008
Numericable US LLC	4.500		05-21-20	17,441,135	16,759,344
RentPath, Inc.	6.250		12-17-21	7,059,111	5,576,698
Univision Communications, Inc.	4.000		03-01-20	22,368,893	21,735,115
Multiline retail 1.5%
Dollar Tree, Inc.	3.500		07-06-22	7,591,705	7,572,725
Dollar Tree, Inc.	4.250		07-06-22	6,730,000	6,677,425
Neiman Marcus Group, Ltd. LLC	4.250		10-25-20	18,106,768	15,150,838
PET Acquisition Merger Sub LLC	5.750		01-26-23	8,875,000	8,679,750
Specialty retail 6.4%
Academy, Ltd.	5.000		07-01-22	21,713,945	19,908,973
Allflex Holdings III, Inc.	4.250		07-20-20	7,052,310	6,855,430
Allflex Holdings III, Inc.	8.000		07-19-21	13,530,000	12,819,675
Bass Pro Group LLC	4.000		06-05-20	8,259,371	7,825,754
CWGS Group LLC	5.750		02-20-20	34,410,513	33,915,862
J Crew Group, Inc.	4.000		03-05-21	19,902,133	13,316,657
Michaels Stores, Inc.	3.750		01-28-20	10,811,684	10,672,030
Michaels Stores, Inc.	4.000		01-28-20	2,252,563	2,230,506
Party City Holdings, Inc.	4.250		08-19-22	13,642,292	13,090,912
PetSmart, Inc.	4.250		03-11-22	17,773,680	17,191,094
Staples, Inc. (T)		TBD	02-02-22	12,040,000	11,938,948
TOMS Shoes LLC	6.500		10-28-20	9,289,800	5,713,227
Textiles, apparel and luxury goods 0.2%
Kate Spade & Company	4.000		04-10-21	4,852,870	4,686,052
Consumer staples 6.9%					168,066,879
Food and staples retailing 2.7%
AdvancePierre Foods, Inc.	5.750		07-10-17	998,975	997,191
AdvancePierre Foods, Inc.	9.500		10-10-17	17,916,000	17,647,260
Aramark Services, Inc.	1.963		07-26-16	40,573	39,784
Aramark Services, Inc.	3.250		02-24-21	7,500,336	7,430,020
CSM Bakery Solutions LLC	5.000		07-03-20	16,484,473	15,526,313
CSM Bakery Solutions LLC	8.750		07-03-21	17,920,000	16,128,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       13

	Rate (%)		Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing (continued)
Hearthside Group Holdings LLC	4.500		06-02-21	7,582,007	$7,164,996
Food products 3.0%
Candy Intermediate Holdings, Inc.	7.500		06-18-18	22,107,525	21,941,718
Dole Food Company, Inc.	4.500		11-01-18	9,827,211	9,573,344
Keurig Green Mountain, Inc. (T)		TBD	01-28-23	17,230,000	16,885,400
Shearer's Foods LLC	4.938		06-30-21	5,836,125	5,631,861
Shearer's Foods LLC	7.750		06-30-22	6,860,000	6,242,600
The Brickman Group, Ltd. LLC	4.000		12-18-20	12,716,900	12,280,888
Household products 1.2%
Anchor Hocking LLC	10.000		06-04-18	3,498,141	3,227,035
KIK Custom Products, Inc.	6.000		08-26-22	10,063,279	9,291,757
The Sun Products Corp.	5.500		03-23-20	19,042,585	18,058,712
Energy 6.7%					164,049,023
Energy equipment and services 1.7%
Expro Finservices Sarl	5.750		09-02-21	20,923,833	12,214,288
Hercules Offshore, Inc.	10.500		05-06-20	12,828,619	7,889,601
KCA Deutag US Finance LLC	6.250		05-15-20	22,230,577	12,782,582
Pacific Drilling SA	4.500		06-03-18	25,608,124	4,961,574
Paragon Offshore Finance Company (H)	3.750		07-18-21	15,399,825	3,195,464
Independent power and renewable electricity producers 0.2%
Terra-Gen Finance Company LLC	5.250		12-09-21	6,138,073	5,340,123
Oil, gas and consumable fuels 4.8%
Bowie Resource Holdings LLC	6.750		08-14-20	10,580,360	9,839,734
EP Energy LLC	3.500		05-24-18	11,666,667	5,425,000
Foresight Energy LLC (H)	5.500		08-19-20	1,898,350	1,385,796
FTS International, Inc.	5.750		04-16-21	6,137,273	560,026
HFOTCO LLC	4.250		08-19-21	16,757,875	14,411,773
Magnum Hunter Resources Corp. (H)	8.500		10-22-19	9,755,460	4,243,625
Magnum Hunter Resources Corp.	9.000		09-15-16	2,199,206	2,184,451
MEG Energy Corp.	3.750		03-31-20	15,360,661	10,836,946
Murray Energy Corp.	7.000		04-16-17	10,629,562	5,580,520
Murray Energy Corp.	7.500		04-16-20	33,022,013	13,177,864
Oxbow Carbon & Minerals LLC	8.000		01-17-20	7,510,000	5,707,600
Panda Temple Power II LLC	7.250		04-03-19	6,500,970	5,428,310
Panda Temple Power LLC	7.250		03-04-22	17,448,150	13,958,520
Quicksilver Resources, Inc. (H)	7.000		06-21-19	25,047,929	6,261,982
Samson Investment Company (H)	5.000		09-25-18	23,550,000	382,688
TPF II Power LLC	5.500		10-02-21	13,739,843	12,800,958
Westmoreland Coal Company	7.500		12-16-20	9,132,663	5,479,598

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       14

	Rate (%)		Maturity date	Par value^	Value
Financials 4.9%					$120,518,492
Banks 0.6%
Flying Fortress, Inc.	3.500		04-30-20	16,309,166	16,207,234
Capital markets 1.3%
BATS Global Markets Holdings, Inc.	5.750		01-31-20	1,959,669	1,952,320
CEC Entertainment, Inc.	4.250		02-14-21	15,668,571	14,738,249
Gimv NV	4.250		05-08-20	8,094,799	7,381,445
Infinity Acquisition LLC	4.000		08-06-21	7,411,670	7,078,145
Diversified financial services 1.4%
Delos Finance Sarl	3.500		03-06-21	11,770,000	11,684,668
McGraw-Hill Global Education Holdings LLC	4.750		03-22-19	9,101,923	8,897,130
PGX Holdings, Inc.	5.750		09-29-20	2,201,683	2,177,832
TransUnion LLC	3.500		04-09-21	12,027,139	11,711,427
Real estate investment trusts 0.7%
Lineage Logistics LLC	4.500		04-07-21	19,632,189	16,687,361
Real estate management and development 0.9%
Realogy Group LLC	2.252		10-10-16	1,005,537	990,454
Realogy Group LLC	3.750		03-05-20	21,233,416	21,012,227
Health care 12.5%					305,617,097
Health care equipment and supplies 3.8%
Air Medical Group Holdings, Inc.	4.250		04-28-22	16,974,700	16,094,137
ConvaTec, Inc.	4.250		06-15-20	10,233,240	10,020,051
Curo Health Services Holdings, Inc.	6.500		02-07-22	15,552,475	15,332,143
DJO Finance LLC	4.250		06-08-20	9,529,606	9,180,184
Greatbatch, Inc.	5.250		10-27-22	13,875,000	13,658,203
Hill-Rom Holdings, Inc.	3.500		09-08-22	4,235,550	4,224,080
Immucor, Inc.	5.000		08-17-18	16,498,844	14,941,765
Sterigenics-Nordion Holdings LLC	4.250		05-15-22	10,703,175	10,194,774
Health care providers and services 4.6%
BioScrip, Inc. (T)		TBD	07-31-20	8,803,768	7,351,147
Catalent Pharma Solutions, Inc.	4.250		05-20-21	4,906,070	4,850,877
DaVita HealthCare Partners, Inc.	3.500		06-24-21	7,279,471	7,250,353
Envision Healthcare Corp.	4.250		05-25-18	14,824,348	14,761,344
Lantheus Medical Imaging, Inc.	7.000		06-30-22	17,422,450	14,809,083
MPH Acquisition Holdings LLC	3.750		03-31-21	11,377,502	11,089,515
Radnet Management, Inc.	4.271		10-10-18	15,127,421	14,856,383
Radnet Management, Inc.	8.000		03-25-21	20,030,000	18,277,375
Team Health, Inc.	4.500		11-23-22	9,110,000	9,081,531
Vizient, Inc. (T)		TBD	02-13-23	8,910,000	8,817,185
Pharmaceuticals 4.1%
Akorn, Inc.	6.000		04-16-21	11,740,789	11,682,085
DPx Holdings BV	4.250		03-11-21	25,960,130	24,649,143
Endo Luxembourg Finance I Company Sarl	3.750		09-26-22	2,552,500	2,520,594

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       15

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Pharmaceutical Product Development LLC	4.250	08-18-22	14,275,887	$13,894,007
Phibro Animal Health Corp.	4.000	04-16-21	15,294,097	14,854,392
Valeant Pharmaceuticals International, Inc.	4.000	04-01-22	35,410,399	33,226,746
Industrials 10.9%				266,209,799
Aerospace and defense 1.1%
B/E Aerospace, Inc.	4.000	12-16-21	5,554,545	5,551,768
WP CPP Holdings LLC	4.500	12-28-19	19,255,175	17,490,110
WP CPP Holdings LLC	8.750	04-30-21	5,481,525	4,750,657
Air freight and logistics 1.4%
Syncreon Group BV	5.250	10-28-20	26,171,721	19,661,506
XPO Logistics, Inc.	5.500	11-01-21	13,940,000	13,771,563
Airlines 2.6%
American Airlines, Inc.	3.250	06-27-20	20,625,366	20,176,765
Commercial Barge Line Company	9.750	11-12-20	16,130,000	14,113,750
Delta Air Lines, Inc.	3.250	08-24-22	6,014,925	5,997,379
United Airlines, Inc.	3.250	04-01-19	6,146,347	6,074,638
US Airways, Inc.	3.500	05-23-19	17,699,739	17,509,466
Building products 0.5%
GYP Holdings III Corp.	4.750	04-01-21	13,504,348	12,761,609
Commercial services and supplies 1.3%
Access CIG LLC	6.004	10-18-21	8,171,595	8,035,399
Nord Anglia Education Finance LLC	5.000	03-31-21	12,901,272	12,159,449
Waste Industries USA, Inc.	4.250	02-27-20	11,386,281	11,300,884
Electrical equipment 0.7%
Generac Power Systems, Inc.	3.500	05-31-20	14,468,658	14,118,994
Southwire Company	3.250	02-10-21	3,051,192	2,841,422
Industrial conglomerates 0.2%
LS Deco LLC	5.500	05-21-22	4,104,375	4,083,853
Machinery 1.9%
Gardner Denver, Inc.	4.250	07-30-20	13,624,644	11,226,706
Gates Global LLC	4.250	07-05-21	14,598,973	12,774,101
Intelligrated, Inc.	4.504	07-30-18	9,087,800	8,656,130
Mirror BidCo Corp.	4.250	12-28-19	9,442,600	9,269,488
Xerium Technologies, Inc.	6.250	05-17-19	4,355,434	4,290,102
Road and rail 0.6%
The Hertz Corp.	3.000	03-11-18	15,192,495	14,873,452
Trading companies and distributors 0.4%
American Builders & Contractors Supply Company, Inc.	3.500	04-16-20	10,132,103	9,990,254
Transportation infrastructure 0.2%
Atlantic Aviation FBO, Inc.	3.250	06-01-20	4,806,455	4,730,354

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       16

	Rate (%)	Maturity date	Par value^	Value
Information technology 4.2%				$102,719,969
Internet software and services 0.3%
Match Group, Inc.	5.500	11-16-22	7,160,000	7,139,114
IT services 1.0%
First Data Corp.	3.934	03-24-18	13,291,450	13,111,072
First Data Corp.	3.934	09-24-18	8,500,000	8,383,125
First Data Corp.	4.434	03-24-21	2,840,000	2,797,400
Software 1.8%
Activision Blizzard, Inc.	3.250	10-12-20	3,835,210	3,831,616
Kronos, Inc.	4.500	10-30-19	13,691,269	13,273,685
Kronos, Inc.	9.750	04-30-20	16,612,690	16,101,849
Sophia LP	4.750	09-30-22	10,321,625	9,878,652
Technology hardware, storage and peripherals 1.1%
CompuCom Systems, Inc.	4.250	05-11-20	34,292,319	21,046,911
Eastman Kodak Company	7.250	09-03-19	8,419,465	7,156,545
Materials 4.0%				96,707,399
Containers and packaging 2.9%
Berry Plastics Corp.	4.000	10-01-22	10,216,993	10,144,197
BWAY Holding Company	5.500	08-14-20	19,376,689	18,343,272
Consolidated Container Company LLC	5.000	07-03-19	8,724,040	7,753,490
Consolidated Container Company LLC	7.750	01-03-20	7,400,000	5,772,000
Hilex Poly Company LLC	6.000	12-05-21	11,251,238	11,185,609
Hilex Poly Company LLC	9.750	05-22-22	10,190,000	9,306,863
Printpack Holdings, Inc.	6.000	05-28-20	7,495,850	7,458,371
Metals and mining 0.3%
Atlas Iron, Ltd.	8.750	12-10-17	18,628,539	1,490,283
Essar Steel Algoma, Inc. (H)	7.500	08-09-19	7,974,450	1,196,168
Fairmount Santrol, Ltd.	4.500	09-05-19	2,168,034	955,290
FMG Resources August 2006 Pty, Ltd.	4.250	06-30-19	6,042,093	4,640,328
Paper and forest products 0.8%
Coveris Holdings SA	4.500	05-08-19	2,455,598	2,334,864
NewPage Corp. (H)	9.500	02-11-21	32,247,374	6,691,330
NewPage Corp.	11.000	07-26-17	9,931,931	9,435,334
Telecommunication services 3.7%				91,143,869
Diversified telecommunication services 2.5%
Communications Sales & Leasing, Inc.	5.000	10-24-22	14,258,156	13,260,085
Intelsat Jackson Holdings SA	3.750	06-30-19	14,577,739	13,053,155
Level 3 Financing, Inc.	3.500	05-31-22	4,910,000	4,843,509
Level 3 Financing, Inc.	4.000	01-15-20	8,050,000	8,037,925
Telesat Canada	3.500	03-28-19	11,540,679	11,309,866
Virgin Media Investment Holdings, Ltd.	3.500	06-30-23	10,956,742	10,617,083

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       17

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Wireless telecommunication services 1.2%
T-Mobile USA, Inc.	3.500	11-09-22	7,800,000	$7,801,084
Ziggo BV	3.500	01-15-22	8,672,213	8,321,257
Ziggo BV	3.508	01-15-22	5,667,755	5,438,387
Ziggo BV	3.601	01-15-22	8,818,389	8,461,518
Utilities 4.3%				105,156,740
Electric utilities 2.7%
Chief Power Finance LLC	5.750	12-31-20	16,325,100	14,937,467
Energy Future Intermediate Holding Company LLC	4.250	12-19-16	8,281,750	8,237,757
ExGen Texas Power LLC	5.750	09-16-21	17,463,961	10,478,377
Green Energy Partners	6.500	11-13-21	6,405,000	5,732,475
La Frontera Generation LLC	4.500	09-30-20	9,015,172	8,789,793
Moxie Patriot LLC	6.750	12-19-20	8,750,000	7,787,500
Texas Competitive Electric Holdings Company LLC (H)	4.662	10-10-17	32,644,306	9,344,433
Independent power and renewable electricity producers 1.6%
Atlantic Power LP	4.750	02-24-21	6,359,641	6,244,372
EFS Cogen Holdings I LLC	3.750	12-17-20	3,723,395	3,623,328
Empire Generating Company LLC	5.250	03-12-21	18,807,019	14,763,510
STS Operating, Inc.	4.750	02-12-21	7,781,400	6,692,004
Windsor Financing LLC	6.250	12-05-17	8,789,407	8,525,724
Corporate bonds 10.2%				$249,708,018
(Cost $296,217,188)
Consumer discretionary 1.3%				30,584,233
Hotels, restaurants and leisure 0.4%
New Red Finance, Inc. (S)	4.625	01-15-22	10,097,000	10,273,698
Household durables 0.2%
PulteGroup, Inc.	4.250	03-01-21	220,000	220,550
PulteGroup, Inc.	5.500	03-01-26	3,665,000	3,701,650
Media 0.7%
CCO Safari II LLC (S)	3.579	07-23-20	8,990,000	9,012,385
Neptune Finco Corp. (S)	6.625	10-15-25	5,790,000	6,108,450
Numericable-SFR SAS (S)	6.250	05-15-24	1,300,000	1,267,500
Consumer staples 0.5%				12,745,913
Tobacco 0.5%
Alliance One International, Inc. (L)	9.875	07-15-21	16,910,000	12,745,913
Energy 1.8%				43,280,342
Energy equipment and services 0.6%
Teine Energy, Ltd. (S)	6.875	09-30-22	16,140,000	13,234,800
Oil, gas and consumable fuels 1.2%
Crestwood Midstream Partners LP	6.000	12-15-20	7,304,000	5,277,140

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       18

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Crestwood Midstream Partners LP	6.125	03-01-22	6,170,000	$4,442,400
FTS International, Inc. (P)(S)	8.012	06-15-20	5,620,000	3,434,837
Magnum Hunter Resources Corp. (H)	9.750	05-15-20	3,400,000	782,000
Oasis Petroleum, Inc.	6.500	11-01-21	7,750,000	4,708,125
Oasis Petroleum, Inc.	6.875	03-15-22	3,240,000	1,895,400
Oasis Petroleum, Inc.	6.875	01-15-23	3,508,000	2,025,870
QEP Resources, Inc.	6.875	03-01-21	1,240,000	892,800
Samson Investment Company (H)	9.750	02-15-20	1,570,000	3,925
Sanchez Energy Corp. (L)	6.125	01-15-23	15,589,000	5,534,095
Sanchez Energy Corp.	7.750	06-15-21	2,590,000	1,048,950
Financials 2.1%				51,922,417
Banks 0.3%
Bank of America Corp.	4.250	10-22-26	2,320,000	2,298,076
Barclays Bank PLC	7.625	11-21-22	200,000	202,250
Citigroup, Inc.	4.450	09-29-27	2,320,000	2,282,991
Wells Fargo & Company	4.300	07-22-27	2,320,000	2,413,654
Capital markets 0.1%
The Goldman Sachs Group, Inc.	4.250	10-21-25	2,320,000	2,308,639
Consumer finance 0.7%
Navient Corp.	5.000	10-26-20	3,970,000	3,503,525
Navient Corp.	6.125	03-25-24	3,280,000	2,745,032
Navient Corp.	8.000	03-25-20	10,028,000	9,902,650
Diversified financial services 0.2%
Globe Luxembourg SCA (S)	9.625	05-01-18	11,740,000	6,222,200
Real estate management and development 0.4%
CTR Partnership LP	5.875	06-01-21	2,100,000	2,042,250
The Howard Hughes Corp. (S)	6.875	10-01-21	8,680,000	8,538,950
Thrifts and mortgage finance 0.4%
Quicken Loans, Inc. (S)	5.750	05-01-25	10,120,000	9,462,200
Health care 1.9%				45,641,166
Health care equipment and supplies 0.6%
DJO Finance LLC (S)	10.750	04-15-20	2,661,000	2,142,105
DJO Finco, Inc. (S)	8.125	06-15-21	5,300,000	4,438,750
Universal Hospital Services, Inc.	7.625	08-15-20	8,209,000	7,121,308
Health care providers and services 1.1%
Fresenius Medical Care US Finance II, Inc. (S)	4.750	10-15-24	3,120,000	3,188,640
HCA, Inc.	5.250	04-15-25	2,730,000	2,811,900
HCA, Inc.	5.375	02-01-25	5,200,000	5,297,500
HCA, Inc.	5.875	03-15-22	2,800,000	3,003,000
HCA, Inc.	5.875	02-15-26	1,660,000	1,700,463

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       19

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Tenet Healthcare Corp. (P)(S)	4.012	06-15-20	10,620,000	$10,460,700
Pharmaceuticals 0.2%
Valeant Pharmaceuticals International, Inc. (S)	5.875	05-15-23	6,720,000	5,476,800
Industrials 1.0%				25,110,475
Marine 0.3%
Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	11,670,000	8,198,175
Trading companies and distributors 0.4%
United Rentals North America, Inc.	4.625	07-15-23	9,850,000	9,850,000
Transportation infrastructure 0.3%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	7,080,000	7,062,300
Information technology 0.2%				4,378,331
IT services 0.2%
First Data Corp. (S)	6.750	11-01-20	4,155,000	4,378,331
Materials 0.3%				7,507,713
Metals and mining 0.3%
BHP Billiton Finance USA, Ltd. (6.750% to 10-19-25, then 5 Year U.S. Swap Rate + 5.093%) (S)	6.750	10-19-75	7,370,000	7,158,113
Midwest Vanadium Pty, Ltd. (H)(S)	11.500	02-15-18	6,080,000	349,600
Telecommunication services 1.0%				25,196,973
Diversified telecommunication services 0.3%
Communications Sales & Leasing, Inc. (S)	6.000	04-15-23	5,630,000	5,431,768
Telecom Italia SpA (S)	5.303	05-30-24	2,986,000	2,896,420
Wireless telecommunication services 0.7%
Sprint Communications, Inc.	7.000	08-15-20	90,000	70,331
Sprint Communications, Inc.	11.500	11-15-21	1,630,000	1,381,425
Sprint Corp.	7.875	09-15-23	20,890,000	15,417,029
Utilities 0.1%				3,340,455
Electric utilities 0.0%
Miran Mid-Atlantic Series C Pass Through Trust	10.060	12-30-28	1,471,185	1,434,405
Independent power and renewable electricity producers 0.1%
NRG REMA LLC	9.681	07-02-26	1,965,000	1,906,050
Convertible bonds 0.1%				$1,976,028
(Cost $3,740,188)
Materials 0.1%				1,976,028
Metals and mining 0.1%
Mirabela Nickel, Ltd., PIK (S)	9.500	06-24-19	3,740,069	1,976,028

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       20

	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 0.5%				$11,166,152
(Cost $11,865,111)
Commercial and residential 0.5%				11,166,152
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank) Series 2015-LC21, Class E(S)	3.250	07-10-48	6,800,000	3,904,771
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class E(P)(S)	4.619	08-15-48	5,267,000	3,853,179
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class E(S)	3.000	05-15-48	6,073,000	3,408,202
			Shares	Value
Common stocks 0.3%				$6,305,968
(Cost $20,796,614)
Consumer discretionary 0.3%				5,862,909
Hotels, restaurants and leisure 0.1%
QCE LLC (I)			21,586	22
Tropicana Entertainment, Inc. (I)			72,338	1,157,408
Household durables 0.2%
Everyware Global, Inc. (I)			697,108	4,705,479
Energy 0.0%				253,789
Energy equipment and services 0.0%
Hercules Offshore, Inc. (I)			196,736	253,789
Materials 0.0%				189,270
Metals and mining 0.0%
Mirabela Nickel, Ltd. (I)			3,194,905	189,270
Preferred securities 0.7%				$18,095,510
(Cost $19,205,940)
Financials 0.7%				18,095,510
Diversified financial services 0.7%
GMAC Capital Trust I, 6.402%			745,899	18,095,510
			Shares/Par	Value
Purchased options 0.0%				$822,784
(Cost $822,784)
Put options 0.0%				822,784
Over the Counter USD Purchased Options on 5 Year Credit Default Swaption (Expiration Date 3-16-16; Strike Price: $130; Counterparty: JPMorgan Securities, Inc.) (I)			257,120,000	822,784
		Yield (%)	Shares	Value
Securities lending collateral 0.6%				$14,889,206
(Cost $14,888,928)
John Hancock Collateral Trust (W)		0.4639(Y)	1,488,132	14,889,206

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       21

	Yield (%)	Shares	Value
Short-term investments 2.5%			$61,215,701
(Cost $61,215,701)
Money market funds 2.4%			58,838,809
State Street Institutional Liquid Reserves Fund	0.4194(Y)	58,838,809	58,838,809
		Par value^	Value
Repurchase agreement 0.1%			2,376,892
Repurchase Agreement with State Street Corp. dated 2-29-16 at 0.000% to be repurchased at $2,376,892 on 3-1-16, collateralized by $2,385,300 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $2,424,526, including interest)		2,376,892	$2,376,892
Total investments (Cost $2,885,962,475)† 101.0%			$2,468,994,242
Other assets and liabilities, net (1.0%)			($24,274,604)
Total net assets 100.0%			$2,444,719,638

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-29-16.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $2,889,251,570. Net unrealized depreciation aggregated to $420,257,328, of which $4,941,420 related to appreciated investment securities and $425,198,748 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       22

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,871,073,547) including $14,344,385 of securities loaned	$2,454,105,036
Affiliated investments, at value (Cost $14,888,928)	14,889,206
Total investments, at value (Cost $2,885,962,475)	2,468,994,242
Receivable for investments sold	30,436,097
Receivable for fund shares sold	573,186
Interest receivable	21,851,226
Receivable for securities lending income	5,582
Receivable due from advisor	32
Other receivables and prepaid expenses	73,273
Total assets	2,521,933,638
Liabilities
Due to custodian	514,240
Payable for investments purchased	58,592,108
Payable for fund shares repurchased	2,482,755
Payable upon return of securities loaned	14,889,502
Written options, at value (premium received $308,544)	308,544
Distributions payable	167,589
Payable to affiliates
Accounting and legal services fees	44,652
Transfer agent fees	45,633
Trustees' fees	1,495
Other liabilities and accrued expenses	167,482
Total liabilities	77,214,000
Net assets	$2,444,719,638
Net assets consist of
Paid-in capital	$2,944,827,618
Undistributed net investment income	3,096,903
Accumulated net realized gain (loss) on investments	(86,235,600)
Net unrealized appreciation (depreciation) on investments	(416,969,283)
Net assets	$2,444,719,638

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       23

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($181,582,682 ÷ 23,036,099 shares)[1]	$7.88
Class B ($19,637,424 ÷ 2,490,374 shares)[1]	$7.89
Class C ($144,481,023 ÷ 18,252,420 shares)[1]	$7.92
Class I ($135,232,661 ÷ 17,162,091 shares)	$7.88
Class R6 ($23,387,655 ÷ 2,966,858 shares)	$7.88
Class 1 ($22,318,443 ÷ 2,834,656 shares)	$7.87
Class NAV ($1,918,079,750 ÷ 243,327,877 shares)	$7.88
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$8.08

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       24

STATEMENT OF OPERATIONS   For the six months ended 2-29-16 (unaudited)

Investment income
Interest	$80,349,431
Dividends	757,554
Securities lending	58,621
Total investment income	81,165,606
Expenses
Investment management fees	9,050,011
Distribution and service fees	1,284,128
Accounting and legal services fees	166,921
Transfer agent fees	356,782
Trustees' fees	26,052
State registration fees	50,857
Printing and postage	30,720
Professional fees	70,351
Custodian fees	193,981
Registration and filing fees	13,610
Other	22,122
Total expenses	11,265,535
Less expense reductions	(151,362)
Net expenses	11,114,173
Net investment income	70,051,433
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(46,841,309)
Affiliated investments	(27)
(46,841,336)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(217,149,409)
Affiliated investments	219
(217,149,190)
Net realized and unrealized loss	(263,990,526)
Decrease in net assets from operations	($193,939,093)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       25

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$70,051,433	$162,301,329
Net realized loss	(46,841,336)	(35,183,288)
Change in net unrealized appreciation (depreciation)	(217,149,190)	(193,268,075)
Decrease in net assets resulting from operations	(193,939,093)	(66,150,034)
Distributions to shareholders
From net investment income
Class A	(5,443,348)	(16,875,901)
Class B	(470,680)	(1,113,720)
Class C	(3,606,631)	(9,091,685)
Class I	(4,814,674)	(16,595,186)
Class R6	(633,801)	(1,205,183)
Class 1	(646,265)	(1,403,571)
Class NAV	(54,991,231)	(122,008,201)
From net realized gain
Class A	—	(961,808)
Class B	—	(70,813)
Class C	—	(585,097)
Class I	—	(938,033)
Class R6	—	(56,734)
Class 1	—	(70,501)
Class NAV	—	(5,913,188)
Total distributions	(70,606,630)	(176,889,621)
From fund share transactions	(247,054,434)	(627,539,193)
Total decrease	(511,600,157)	(870,578,848)
Net assets
Beginning of period	2,956,319,795	3,826,898,643
End of period	$2,444,719,638	$2,956,319,795
Undistributed net investment income	$3,096,903	$3,652,100

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       26

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$8.71		$9.36	$9.37	$9.41	$9.05	$9.43
Net investment income[2]	0.20		0.42	0.39	0.43	0.45	0.44
Net realized and unrealized gain (loss) on investments	(0.82)		(0.62)	—	0.03	0.48	(0.08)
Total from investment operations	(0.62)		(0.20)	0.39	0.46	0.93	0.36
Less distributions
From net investment income	(0.21)		(0.43)	(0.38)	(0.42)	(0.45)	(0.48)
From net realized gain	—		(0.02)	(0.02)	(0.08)	(0.12)	(0.26)
Total distributions	(0.21)		(0.45)	(0.40)	(0.50)	(0.57)	(0.74)
Net asset value, end of period	$7.88		$8.71	$9.36	$9.37	$9.41	$9.05
Total return (%)[3,4]	(7.23	) [5]	(2.13)	4.24	5.02	10.52	3.66
Ratios and supplemental data
Net assets, end of period (in millions)	$182		$267	$467	$518	$354	$414
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	[6]	1.14	1.19	1.21	1.25	1.21
Expenses including reductions	1.14	[6]	1.13	1.18	1.20	1.20	1.20
Net investment income	4.91	[6]	4.59	4.14	4.54	4.86	4.64
Portfolio turnover (%)	15		40	52	65	59	80

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       27

Class B Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$8.71		$9.36	$9.37	$9.41	$9.05	$9.42
Net investment income[2]	0.18		0.35	0.32	0.36	0.38	0.37
Net realized and unrealized gain (loss) on investments	(0.82)		(0.61)	—	0.03	0.48	(0.07)
Total from investment operations	(0.64)		(0.26)	0.32	0.39	0.86	0.30
Less distributions
From net investment income	(0.18)		(0.37)	(0.31)	(0.35)	(0.38)	(0.41)
From net realized gain	—		(0.02)	(0.02)	(0.08)	(0.12)	(0.26)
Total distributions	(0.18)		(0.39)	(0.33)	(0.43)	(0.50)	(0.67)
Net asset value, end of period	$7.89		$8.71	$9.36	$9.37	$9.41	$9.05
Total return (%)[3,4]	(7.44	) [5]	(2.83)	3.44	4.23	9.70	2.99
Ratios and supplemental data
Net assets, end of period (in millions)	$20		$24	$31	$34	$25	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.85	[6]	1.86	1.96	1.97	2.03	2.02
Expenses including reductions	1.84	[6]	1.85	1.95	1.95	1.95	1.95
Net investment income	4.24	[6]	3.89	3.39	3.80	4.10	3.85
Portfolio turnover (%)	15		40	52	65	59	80

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       28

Class C Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$8.74		$9.40	$9.40	$9.45	$9.08	$9.46
Net investment income[2]	0.18		0.35	0.33	0.36	0.38	0.37
Net realized and unrealized gain (loss) on investments	(0.82)		(0.62)	0.01	0.03	0.49	(0.08)
Total from investment operations	(0.64)		(0.27)	0.34	0.39	0.87	0.29
Less distributions
From net investment income	(0.18)		(0.37)	(0.32)	(0.36)	(0.38)	(0.41)
From net realized gain	—		(0.02)	(0.02)	(0.08)	(0.12)	(0.26)
Total distributions	(0.18)		(0.39)	(0.34)	(0.44)	(0.50)	(0.67)
Net asset value, end of period	$7.92		$8.74	$9.40	$9.40	$9.45	$9.08
Total return (%)[3,4]	(7.41	) [5]	(2.89)	3.66	4.18	9.80	2.92
Ratios and supplemental data
Net assets, end of period (in millions)	$144		$190	$270	$251	$178	$186
Ratios (as a percentage of average net assets):
Expenses before reductions	1.85	[6]	1.84	1.86	1.89	1.95	1.92
Expenses including reductions	1.84	[6]	1.83	1.85	1.89	1.95	1.92
Net investment income	4.24	[6]	3.91	3.47	3.85	4.11	3.90
Portfolio turnover (%)	15		40	52	65	59	80

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       29

Class I Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$8.70		$9.36	$9.36	$9.40	$9.04	$9.42
Net investment income[2]	0.22		0.44	0.42	0.46	0.48	0.47
Net realized and unrealized gain (loss) on investments	(0.82)		(0.62)	0.01	0.04	0.48	(0.07)
Total from investment operations	(0.60)		(0.18)	0.43	0.50	0.96	0.40
Less distributions
From net investment income	(0.22)		(0.46)	(0.41)	(0.46)	(0.48)	(0.52)
From net realized gain	—		(0.02)	(0.02)	(0.08)	(0.12)	(0.26)
Total distributions	(0.22)		(0.48)	(0.43)	(0.54)	(0.60)	(0.78)
Net asset value, end of period	$7.88		$8.70	$9.36	$9.36	$9.40	$9.04
Total return (%)[3]	(6.98	) [4]	(1.94)	4.72	5.41	10.91	4.08
Ratios and supplemental data
Net assets, end of period (in millions)	$135		$226	$494	$376	$203	$191
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	[5]	0.83	0.84	0.83	0.86	0.80
Expenses including reductions	0.82	[5]	0.82	0.83	0.82	0.85	0.80
Net investment income	5.23	[5]	4.90	4.49	4.90	5.21	4.93
Portfolio turnover (%)	15		40	52	65	59	80

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       30

Class R6 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12 [2]
Per share operating performance
Net asset value, beginning of period	$8.71		$9.36	$9.37	$9.41	$9.05
Net investment income[3]	0.22		0.45	0.43	0.43	0.51
Net realized and unrealized gain (loss) on investments	(0.83)		(0.61)	—	0.07	0.45
Total from investment operations	(0.61)		(0.16)	0.43	0.50	0.96
Less distributions
From net investment income	(0.22)		(0.47)	(0.42)	(0.46)	(0.48)
From net realized gain	—		(0.02)	(0.02)	(0.08)	(0.12)
Total distributions	(0.22)		(0.49)	(0.44)	(0.54)	(0.60)
Net asset value, end of period	$7.88		$8.71	$9.36	$9.37	$9.41
Total return (%)[4]	(7.04	) [5]	(1.72)	4.63	5.45	10.95
Ratios and supplemental data
Net assets, end of period (in millions)	$23		$24	$23	$18	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	[7]	0.76	0.90	1.17	1.58
Expenses including reductions	0.71	[7]	0.71	0.81	0.81	0.81
Net investment income	5.38	[7]	5.04	4.52	4.82	5.50
Portfolio turnover (%)	15		40	52	65	59

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       31

Class 1 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$8.70		$9.35	$9.35	$9.40	$9.04	$9.41
Net investment income[2]	0.22		0.45	0.43	0.46	0.48	0.51
Net realized and unrealized gain (loss) on investments	(0.83)		(0.61)	0.01	0.04	0.49	(0.10)
Total from investment operations	(0.61)		(0.16)	0.44	0.50	0.97	0.41
Less distributions
From net investment income	(0.22)		(0.47)	(0.42)	(0.47)	(0.49)	(0.52)
From net realized gain	—		(0.02)	(0.02)	(0.08)	(0.12)	(0.26)
Total distributions	(0.22)		(0.49)	(0.44)	(0.55)	(0.61)	(0.78)
Net asset value, end of period	$7.87		$8.70	$9.35	$9.35	$9.40	$9.04
Total return (%)[3]	(7.07	) [4]	(1.76)	4.81	5.38	11.01	4.22
Ratios and supplemental data
Net assets, end of period (in millions)	$22		$26	$28	$13	$1	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	[6]	0.76	0.75	0.76	0.77	0.77
Expenses including reductions	0.76	[6]	0.75	0.75	0.75	0.77	0.77
Net investment income	5.32	[6]	4.99	4.58	4.93	5.25	5.31
Portfolio turnover (%)	15		40	52	65	59	80

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       32

Class NAV Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$8.71		$9.36	$9.37	$9.41	$9.05	$9.42
Net investment income[2]	0.22		0.46	0.44	0.48	0.49	0.51
Net realized and unrealized gain (loss) on investments	(0.83)		(0.62)	—	0.03	0.48	(0.10)
Total from investment operations	(0.61)		(0.16)	0.44	0.51	0.97	0.41
Less distributions
From net investment income	(0.22)		(0.47)	(0.43)	(0.47)	(0.49)	(0.52)
From net realized gain	—		(0.02)	(0.02)	(0.08)	(0.12)	(0.26)
Total distributions	(0.22)		(0.49)	(0.45)	(0.55)	(0.61)	(0.78)
Net asset value, end of period	$7.88		$8.71	$9.36	$9.37	$9.41	$9.05
Total return (%)[3]	(7.04	) [4]	(1.71)	4.75	5.54	11.06	4.27
Ratios and supplemental data
Net assets, end of period (in millions)	$1,918		$2,200	$2,513	$2,244	$1,929	$1,512
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	[5]	0.71	0.70	0.71	0.71	0.72
Expenses including reductions	0.71	[5]	0.70	0.70	0.70	0.71	0.72
Net investment income	5.37	[5]	5.04	4.64	5.06	5.34	5.33
Portfolio turnover (%)	15		40	52	65	59	80

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Term loans	$2,104,814,875	—	$2,095,379,541	$9,435,334
Corporate bonds	249,708,018	—	249,708,018	—
Convertible bonds	1,976,028	—	—	1,976,028
Collateralized mortgage obligations	11,166,152	—	11,166,152	—
Common stocks	6,305,968	$1,411,197	—	4,894,771
Preferred securities	18,095,510	18,095,510	—	—
Purchased options	822,784	—	822,784	—
Securities lending collateral	14,889,206	14,889,206	—	—
Short-term investments	61,215,701	58,838,809	2,376,892	—
Total investments in securities	$2,468,994,242	$93,234,722	$2,359,453,387	$16,306,133
Other financial instruments
Written options	($308,544)	—	($308,544)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risks associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       35

difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2016, the fund loaned corporate bonds valued at $14,344,385 and received $14,889,502 of cash collateral.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       36

entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $2,111. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2015, the fund has a short-term capital loss carryfoward of $8,739,289 and a long-term capital loss carryforward of $27,411,831 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       37

counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are typically traded through the OTC market. Certain options are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended February 29, 2016, the fund used purchased options to manage against potential credit events. The fund held purchased options with market values ranging up to approximately $823 thousand as measured at each quarter end.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       38

During the six months ended February 29, 2016, the fund wrote option contracts to take a long position in the exposure of the benchmark credit. The following tables summarize the fund's written options activities during the six months ended February 29, 2016 and the contracts held at February 29, 2016:

	Notional amount	Premiums received
Outstanding, beginning of period	—	—
Options written	257,120,000	$308,544
Option closed	—	—
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	257,120,000	$308,544

Credit default swaption

A credit default swaption is an option to enter into a credit default swap.

Description	Counterparty	Index	Buy / Sell protection	Exercise rate	Expiration date	Notional amount	Premium	Value
Puts
5-Year Credit Default Swap	BNP Paribas	CDX.NA.IG.25	Sell	1.50%	Mar 2016	257,120,000	$308,544	($308,544)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 29, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Credit	Unaffiliated investments, at value*	Purchased options	$822,784	—
Credit	Written options, at value	Written options	—	($308,544)
			$822,784	($308,544)

*Purchased options are included in the Fund's investments

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of: (a) 0.700% of the first $1.10 billion of the fund's average daily net assets: (b) 0.675% of the next $0.90 billion of the fund's average daily net assets: (c) 0.650% of the next $1.50 billion of the fund's average daily net assets: and (d) 0.600% of the fund's average daily net assets in excess of $3.50 billion. The Advisor has a subadvisory agreement with Western Asset Management Company. The fund is not responsible for payment of the subadvisory fees.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       39

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 1, 2016, the Advisor contractually agreed to limit the fund's total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation, and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees, and short dividend expense, to 1.20% and 1.95% for Class A and Class B shares, respectively, of average net assets.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average net assets. The fee waiver and/or reimbursement will continue in effect until December 31, 2016, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, class specific expenses, short dividend expense, and acquired fund fees.

Prior to January 1, 2016, the Advisor had voluntarily agreed to waive and/or reimburse all blue sky fees and printing and postage for the fund.

For the six months ended February 29, 2016, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$12,392	Class R6	$3,204
Class B	1,230	Class 1	1,346
Class C	9,476	Class NAV	113,265
Class I	10,449	Total	$151,362

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 0.67% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       40

Class	Rule 12b-1 fee
Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $52,998 for the six months ended February 29, 2016. Of this amount, $11,424 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $40,983 was paid as sales commissions to broker-dealers and $591 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $250,000 or more and are redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2016, CDSCs received by the Distributor amounted to $3,584, $19,232 and $7,178 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$328,728	$136,462
Class B	109,463	13,619
Class C	839,923	104,519
Class I	—	100,271
Class R6	—	1,911
Class 1	6,014	—
Total	$1,284,128	$356,782

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       41

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and for the year ended August 31,2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,322,907	$19,450,521	6,838,420	$61,971,724
Distributions reinvested	638,229	5,267,865	1,911,554	17,230,349
Repurchased	(10,540,950)	(87,968,148)	(28,020,811)	(253,562,692)
Net decrease	(7,579,814)	($63,249,762)	(19,270,837)	($174,360,619)
Class B shares
Sold	59,954	$491,841	69,577	$629,306
Distributions reinvested	48,785	401,951	111,092	1,000,559
Repurchased	(373,215)	(3,073,496)	(758,376)	(6,846,555)
Net decrease	(264,476)	($2,179,704)	(577,707)	($5,216,690)
Class C shares
Sold	702,735	$5,936,494	2,942,938	$26,697,231
Distributions reinvested	378,734	3,135,711	932,857	8,436,984
Repurchased	(4,612,023)	(38,394,802)	(10,853,931)	(98,538,044)
Net decrease	(3,530,554)	($29,322,597)	(6,978,136)	($63,403,829)
Class I shares
Sold	2,132,965	$17,874,334	8,515,457	$77,298,851
Distributions reinvested	522,840	4,320,928	1,731,085	15,615,438
Repurchased	(11,482,930)	(95,200,031)	(37,075,802)	(335,042,963)
Net decrease	(8,827,125)	($73,004,769)	(26,829,260)	($242,128,674)
Class R6 shares
Sold	153,279	$1,256,646	227,980	$2,028,892
Distributions reinvested	77,033	633,789	139,705	1,256,926
Repurchased	(444)	(3,772)	(55,246)	(494,216)
Net increase	229,868	$1,886,663	312,439	$2,791,602
Class 1 shares
Sold	212,016	$1,763,820	678,582	$6,095,827
Distributions reinvested	78,550	646,265	163,942	1,474,072
Repurchased	(392,356)	(3,233,165)	(952,304)	(8,559,625)
Net decrease	(101,790)	($823,080)	(109,780)	($989,726)
Class NAV shares
Sold	1,336,203	$11,239,097	507,992	$4,684,562
Distributions reinvested	6,676,786	54,991,231	14,211,005	127,921,389
Repurchased	(17,388,693)	(146,591,513)	(30,499,837)	(276,837,208)
Net decrease	(9,375,704)	($80,361,185)	(15,780,840)	($144,231,257)
Total net decrease	(29,449,595)	($247,054,434)	(69,234,121)	($627,539,193)

Affiliates of the fund owned 100% of shares of beneficial interest of Class 1 and Class NAV on February 29, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $383,312,660 and $632,657,038, respectively, for the six months ended February 29, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       42

Note 8 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 78.4% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Lifestyle Balanced Fund	29.7%
John Hancock Funds II Lifestyle Growth Fund	14.2%
John Hancock Funds II Lifestyle Moderate Fund	13.7%
John Hancock Funds II Lifestyle Conservative Fund	12.1%

Note 10 — Other matters

The Trust and several of its funds, including Floating Rate Income Fund, have been named as defendants in an adversary proceeding. The Motors Liquidation Company "clawback" litigation relates to the bankruptcy of GM. Motors Liquidation Company, formerly known as GM, entered into two separate financing transactions with JPMorgan Chase Bank, N.A. ("JPM") acting as agent for two different lending syndicates. One was a $300 million synthetic lease arrangement in 2001 ("Synthetic Lease") and the other was a $1.5 billion term loan in 2006 ("Term Loan"). GM's obligation to repay the Synthetic Lease was secured by liens on twelve pieces of real estate. The Term Loans was entirely unrelated to the Synthetic Lease and provided GM with financing from a different syndicate of lenders. To secure the loans, the lenders took security interests in a large number of GM's assets, including all of GM's equipment and fixtures at forty-two facilities throughout the United States.

In 2008, GM decided to repay the amounts due under the Synthetic Lease. GM's counsel, Mayer Brown, was asked to prepare the documents necessary for JPM and the lenders to release their security interest in the collateral securing GM's obligations under the Synthetic Lease. GM's counsel prepared three UCC-3s and these were reviewed by JPM's counsel at Simpson Thatcher & Bartlett before they were filed. However, the parties did not notice that one of the UCC-3s filed terminated a UCC-1 financing statement (UCC-1) that had been filed in connection with the Term Loan. None of the parties intended to terminate the UCC-1 related to the Term Loan.

The Second Circuit held that regardless of the parties' subjective intent, the UCC-3 did in fact release JPM's security interest in the Term Loan. As a result, the Plaintiff alleges that the loan was in effect unsecured and the term loan lenders should have been treated as unsecured creditors and not secured in the bankruptcy. Therefore, Plaintiff alleges the lenders should return all amounts distributed to them in excess of that they would have received as unsecured creditors.

Among the many defendants is the John Hancock Fund II - Floating Rate Income Fund.

The total amount at issue for the Floating Rate Income Fund is $5,367,643. The fund cannot predict the outcome of this proceeding. The fund is currently assessing the case and has not yet determined the effect, if any, on the fund's net assets and results of operations. If the proceeding were to be decided in a manner adverse to the fund, or if the fund were to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the fund's net asset value.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       43

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Western Asset Management Company

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       44

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279516	328SA 2/16 4/16

John Hancock

Global Equity Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The period covered by this report was a challenging one for investors in global equities. Oil prices hit multi-year lows before rebounding in February. Concerns about slowing global growth added to negative investor psychology, and stock prices fell around the world. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continued to stimulate growth and to signal that they will take action to support economies and markets.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
18	Financial highlights
25	Notes to financial statements
35	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global stocks remained volatile

Falling commodity prices and slowing economic growth in many emerging markets put downward pressure on global equity markets.

The fund declined but led its benchmark

Despite posting a negative return, the fund outpaced its benchmark, the MSCI World Index.

Stock selection boosted results

Individual security selection aided relative performance in eight of the nine market sectors represented in the portfolio, led by financials and industrials.

SECTOR COMPOSITION AS OF 2/29/16 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Paul G. Boyne, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Paul G. Boyne
Portfolio Manager
John Hancock Asset Management

Can you provide an overview of the global equity markets over the past six months?

Global stocks declined as market volatility remained elevated. Slowing global economic growth put downward pressure on commodity prices and weakened many emerging economies, especially those that rely on commodity exports. While many of the world's central banks maintained or expanded their economic stimulus measures—including the introduction of negative interest rates in Europe and Japan—the U.S. Federal Reserve (Fed) moved in the opposite direction. The Fed raised its short-term interest-rate target for the first time in nine years, ending an extended period of near-zero interest rates.

Overall, the fund's benchmark, the MSCI World Index, declined by approximately 5% for the period. The financials sector, the index's largest sector weighting, fell the most amid investor concerns about the potential impact of energy-related exposure and of negative interest rates in certain countries. The energy and materials sectors also declined sharply, tracking the weakness in the commodity markets. On the positive side, the more defensive sectors of the index—including consumer staples, utilities, and telecommunication services—delivered positive returns.

From a regional perspective, U.S. stocks held up the best, reflecting the country's economic strength compared with other regions of the world. The Asia/Pacific region generally performed in line with the index, while European markets posted the largest declines as economic growth remained stagnant.

Turning to the portfolio, what contributed to the fund's outperformance of its benchmark for the reporting period?

The most important factor was individual stock selection, reflecting our bottom-up investment process. Security selection added value in eight of the nine market sectors represented in the portfolio. Our stock selection process also contributed to some favorable sector weightings. For example, we found a number of attractive investments in the consumer staples sector, and the fund's overweight position in this sector added value as consumer staples was the best-performing sector in the benchmark.

Within the fund's consumer staples holdings, many of the leading contributors were tobacco companies, including Philip Morris International, Inc. and Japan Tobacco, Inc. Philip Morris benefited from improving sales across Europe and Asia, while Japan Tobacco reported sales data

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       4

"Security selection added value in eight of the nine market sectors represented in the portfolio."
that showed an increase in market share, with a boost from new product launches. Japan Tobacco also acquired the non-U.S. rights to the Natural American Spirit brand.

Other top contributors in the portfolio included healthcare products company Johnson & Johnson and telecommunication services provider Verizon Communications, Inc. Johnson & Johnson reported solid earnings during the period and benefited from positive developments in its new product pipeline. Verizon continued to deliver healthy growth thanks to its wireless business, which is the industry leader in market share.

Shifting gears, what holdings detracted from relative results for the six-month period?

Based on our investment process, the fund held no utilities stocks during the reporting period. However, the utilities sector turned out to be one of the better-performing sectors in the index, so the fund's lack of exposure weighed on relative performance.

Stock selection in the consumer discretionary sector also detracted from performance versus the benchmark. The most significant detractors included British publishing company Pearson PLC and U.S. department store chain Macy's, Inc. Pearson lowered earnings guidance late in the period as textbook sales fell short of expectations, while Macy's reported disappointing sales growth and announced that it would shutter some of its underperforming stores.

Other notable detractors included Swiss biotechnology firm Novartis AG and British financial services provider HSBC Holdings PLC. Novartis fell short of earnings expectations because of challenges in its eye care unit and slow sales of its new heart medication. HSBC reported disappointing revenues and earnings resulting from loan impairment charges related to the oil and gas industry.

TOP 10 HOLDINGS AS OF 2/29/16 (%)

Johnson & Johnson	4.0
Arthur J. Gallagher & Company	3.7
British American Tobacco PLC	3.5
Microsoft Corp.	3.2
Wells Fargo & Company	3.1
Verizon Communications, Inc.	2.9
Koninklijke Philips NV	2.9
The PNC Financial Services Group, Inc.	2.9
Bridgestone Corp.	2.9
SES SA	2.9
TOTAL	32.0
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       5

"Going forward, our most significant concerns are the risk of deflation, excess corporate debt levels, and slowing global economic growth."

What changes did you make to the portfolio over the past six months?

We eliminated three stocks from the portfolio—multinational consulting firm Accenture PLC, defense contractor Raytheon Company, and fast-food restaurant chain McDonald's Corp.—as they approached our estimate of fair value. We eliminated one other stock, energy producer Chevron Corp., as part of a reshuffling of the portfolio's energy holdings.

We added two new holdings, Japanese diversified technology firm Canon, Inc. and apparel maker Ralph Lauren Corp. We believe Canon is an attractively valued technology company with a strong balance sheet, while Ralph Lauren is reorganizing its brand structure from regional to global.

These changes reflect our bottom-up investment process, which seeks to identify individual companies with a combination of strong management teams, sustainable cash flows, and attractive valuations.

How was the fund positioned at the end of the reporting period?

Because of our focus on individual stock selection, the fund's sector weightings can vary significantly from those of the benchmark. As of the end of the reporting period, the fund held overweight positions in the consumer discretionary, consumer staples, and industrials sectors, while its largest underweight positions were in the information technology, energy, utilities, and financials sectors.

Going forward, our most significant concerns are the risk of deflation, excess corporate debt levels, and slowing global economic growth. The U.S. equity market appears highly valued based on

TOP 10 COUNTRIES AS OF 2/29/16 (%)

United States	50.9
Netherlands	9.5
United Kingdom	9.4
Switzerland	7.8
Japan	6.5
France	3.7
Luxembourg	2.9
Australia	2.8
Singapore	1.4
Ireland	1.2
TOTAL	96.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       6

forward earnings estimates, which seem optimistic, in our view, given record-high profit margins and the declining impact of share buybacks. Equity valuations in Europe are more attractive, and companies appear to have more earnings recovery potential. We plan to maintain the fund's underweight position in commodity-related segments of the market, as well as European financial stocks, while focusing on quality franchises with sustainable cash flow streams in sectors such as healthcare and consumer staples.

MANAGED BY

Paul G. Boyne On the fund since 2013 Investing since 1993
Douglas M. McGraw, CFA On the fund since 2013 Investing since 1995

The views expressed in this report are exclusively those of Paul G. Boyne, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-12.64	1.53	-6.84	4.32
Class C2	-9.52	3.18	-3.23	9.13
Class I3	-7.73	3.73	-1.70	10.76
Class R2[2,3]	-8.02	3.42	-2.01	9.83
Class R4[2,3]	-7.80	3.51	-1.77	10.10
Class R6[2,3]	-7.71	3.54	-1.77	10.21
Class NAV[3]	-7.63	3.84	-1.77	11.08
Index†	-10.49	3.30	-4.94	9.48

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.31	2.02	1.01	1.41	1.26	0.91	0.89
Net (%)	1.31	2.02	1.01	1.41	1.16	0.89	0.89

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Equity Fund  for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	5-16-13	10,913	10,913	10,948
Class I3	5-16-13	11,076	11,076	10,948
Class R2[2,3]	5-16-13	10,983	10,983	10,948
Class R4[2,3]	5-16-13	11,010	11,010	10,948
Class R6[2,3]	5-16-13	11,021	11,021	10,948
Class NAV[3]	5-16-13	11,108	11,108	10,948

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 5-16-13.
2	Class C, Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. The returns prior to this date are that of Class A shares and may be higher or lower than if adjusted to reflect the expenses of any other share classes.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$980.70	$6.89	1.40%
Class C	1,000.00	977.40	10.32	2.10%
Class I	1,000.00	983.00	5.32	1.08%
Class R2	1,000.00	979.90	7.33	1.49%
Class R4	1,000.00	982.30	5.62	1.14%
Class R6	1,000.00	982.30	4.78	0.97%
Class NAV	1,000.00	982.30	4.78	0.97%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.90	$7.02	1.40%
Class C	1,000.00	1,014.40	10.52	2.10%
Class I	1,000.00	1,019.50	5.42	1.08%
Class R2	1,000.00	1,017.50	7.47	1.49%
Class R4	1,000.00	1,019.20	5.72	1.14%
Class R6	1,000.00	1,020.00	4.87	0.97%
Class NAV	1,000.00	1,020.00	4.87	0.97%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       11

Fund's investments

As of 2-29-16 (unaudited)
	Shares	Value
Common stocks 98.3%		$566,932,835
(Cost $588,503,898)
Australia 2.8%		16,074,804
Amcor, Ltd.	1,612,133	16,074,804
Brazil 0.0%		0
Brazil Ethanol, Inc. (I)(S)	283,419	0
France 3.7%		21,356,481
Safran SA	91,921	5,695,294
Sanofi	102,721	8,139,473
Total SA	167,818	7,521,714
Germany 1.0%		5,539,947
Deutsche Boerse AG	67,380	5,539,947
Hong Kong 1.2%		6,832,699
CK Hutchison Holdings, Ltd.	566,706	6,832,699
Ireland 1.2%		7,208,608
Experian PLC	440,462	7,208,608
Japan 6.5%		37,426,433
Bridgestone Corp.	474,900	16,627,021
Canon, Inc.	206,000	5,806,017
Honda Motor Company, Ltd.	180,049	4,630,660
Japan Tobacco, Inc.	260,600	10,362,735
Luxembourg 2.9%		16,616,878
SES SA	633,714	16,616,878
Netherlands 9.5%		54,847,276
Akzo Nobel NV	90,236	5,298,304
Heineken NV	83,377	6,691,297
Koninklijke Ahold NV	708,987	15,525,034
Koninklijke Philips NV	661,521	16,795,962
Wolters Kluwer NV	279,651	10,536,679
Singapore 1.4%		8,123,145
ComfortDelGro Corp., Ltd.	3,798,217	8,123,145
Switzerland 7.8%		44,888,769
Nestle SA	197,098	13,783,258
Novartis AG	205,479	14,635,953
Roche Holding AG	64,230	16,469,558
United Kingdom 9.4%		54,496,834
Aon PLC	121,232	11,552,197
British American Tobacco PLC	372,350	20,257,371

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       12

			Shares	Value
United Kingdom (continued)
	HSBC Holdings PLC		2,362,982	$15,026,961
	Pearson PLC		644,905	7,660,305
United States 50.9%				293,520,961
	Apple, Inc.		169,925	16,430,048
	Arthur J. Gallagher & Company		530,546	21,142,258
	Baxter International, Inc.		321,725	12,711,355
	Eaton Corp. PLC		158,657	8,997,438
	Exxon Mobil Corp.		96,244	7,713,957
	Honeywell International, Inc.		96,919	9,822,741
	Huntington Bancshares, Inc.		1,028,479	8,999,191
	Johnson & Johnson		221,370	23,290,338
	JPMorgan Chase & Co.		122,265	6,883,520
	Kohl's Corp.		173,445	8,094,678
	Macy's, Inc.		213,587	9,229,094
	Microsoft Corp.		359,251	18,278,691
	Mondelez International, Inc., Class A		129,930	5,266,063
	Philip Morris International, Inc.		157,631	14,349,150
	QUALCOMM, Inc.		223,865	11,370,103
	Ralph Lauren Corp.		99,538	9,034,069
	Samsonite International SA		3,123,000	9,091,580
	The PNC Financial Services Group, Inc.		204,748	16,648,060
	The Procter & Gamble Company		181,036	14,535,380
	United Technologies Corp.		143,612	13,875,791
	Verizon Communications, Inc.		331,517	16,817,857
	Wells Fargo & Company		375,486	17,617,803
	Whirlpool Corp.		85,770	13,321,796
	Yield (%)		Shares	Value
Short-term investments 0.8%				$4,964,923
(Cost $4,964,923)
Money market funds 0.8%				4,964,923
JPMorgan U.S. Treasury Plus Money Market Fund	0.1529(Y	)	4,964,923	4,964,923
Total investments (Cost $593,468,821)† 99.1%				$571,897,758
Other assets and liabilities, net 0.9%				$5,028,436
Total net assets 100.0%				$576,926,194

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $594,719,049. Net unrealized depreciation aggregated to $22,821,291, of which $25,093,495 related to appreciated investment securities and $47,914,786 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Investments, at value (Cost $593,468,821)	$571,897,758
Foreign currency, at value (Cost $14,487)	8,879
Cash collateral for derivative contracts	860,000
Receivable for investments sold	5,821,125
Receivable for fund shares sold	123,710
Unrealized appreciation on forward foreign currency exchange contracts	1,223,272
Dividends and interest receivable	2,180,054
Other receivables and prepaid expenses	67,082
Total assets	582,181,880
Liabilities
Payable for investments purchased	833,599
Unrealized depreciation on forward foreign currency exchange contracts	1,915,164
Payable for fund shares repurchased	2,398,039
Payable to affiliates
Accounting and legal services fees	10,316
Transfer agent fees	8,827
Distribution and service fees	251
Other liabilities and accrued expenses	89,490
Total liabilities	5,255,686
Net assets	$576,926,194
Net assets consist of
Paid-in capital	$812,093,701
Undistributed net investment income	1,580,727
Accumulated net realized gain (loss) on investments and foreign currency transactions	(214,484,810)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(22,263,424)
Net assets	$576,926,194

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       14

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($55,579,841 ÷ 5,626,313 shares)[1]	$9.88
Class C ($19,384,275 ÷ 1,960,352 shares)[1]	$9.89
Class I ($21,144,907 ÷ 2,138,757 shares)	$9.89
Class R2 ($255,181 ÷ 25,801 shares)	$9.89
Class R4 ($91,895 ÷ 9,302 shares)	$9.88
Class R6 ($188,014 ÷ 19,041 shares)	$9.87
Class NAV ($480,282,081 ÷ 48,653,089 shares)	$9.87
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$10.40

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       15

STATEMENT OF OPERATIONS   For the six months ended 2-29-16 (unaudited)

Investment income
Dividends	$7,002,738
Securities lending	60,424
Less foreign taxes withheld	(264,086)
Total investment income	6,799,076
Expenses
Investment management fees	2,374,595
Distribution and service fees	191,844
Accounting and legal services fees	38,772
Transfer agent fees	61,805
Trustees' fees	4,260
State registration fees	31,937
Printing and postage	8,061
Professional fees	122,646
Custodian fees	99,681
Registration and filing fees	83,737
Other	149,702
Total expenses	3,167,040
Less expense reductions	(21,746)
Net expenses	3,145,294
Net investment income	3,653,782
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(300,762)
Affiliated investments	351
(300,411)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(14,446,267)
(14,446,267)
Net realized and unrealized loss	(14,746,678)
Decrease in net assets from operations	($11,092,896)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$3,653,782	$9,916,010
Net realized gain (loss)	(300,411)	9,314,957
Change in net unrealized appreciation (depreciation)	(14,446,267)	(48,273,711)
Decrease in net assets resulting from operations	(11,092,896)	(29,042,744)
Distributions to shareholders
From net investment income
Class A	(963,564)	(3,092)
Class C	(183,253)	—
Class I	(444,813)	(71,963)
Class R2	(4,163)	—
Class R4	(1,814)	—
Class R6	(4,042)	—
Class NAV	(10,642,776)	(12,949,193)
From net realized gain
Class A	—	(7,990)
Class I	—	(161,930)
Class NAV	—	(26,434,429)
Total distributions	(12,244,425)	(39,628,597)
From fund share transactions	12,668,346	171,267,530
Total increase (decrease)	(10,668,975)	102,596,189
Net assets
Beginning of period	587,595,169	484,998,980
End of period	$576,926,194	$587,595,169
Undistributed net investment income	$1,580,727	$10,171,370

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       17

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	8-31-14		8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$10.24		$11.66	$9.94		$10.00
Net investment income[3]	0.04		0.19	0.26	[4]	0.04
Net realized and unrealized gain (loss) on investments	(0.23)		(0.74)	1.57		(0.10)
Total from investment operations	(0.19)		(0.55)	1.83		(0.06)
Less distributions
From net investment income	(0.17)		(0.24)	(0.06)		—
From net realized gain	—		(0.63)	(0.05)		—
Total distributions	(0.17)		(0.87)	(0.11)		—
Net asset value, end of period	$9.88		$10.24	$11.66		$9.94
Total return (%)[5,6]	(1.93	) [7]	(4.95)	18.52		(0.60	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$56		$70	—	[8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41	[9]	1.36	1.37		1.48	[9]
Expenses including reductions	1.40	[9]	1.32	1.34		1.24	[9]
Net investment income	0.89	[9]	1.69	2.36	[4]	1.35	[9]
Portfolio turnover (%)	14		45 [10]	70		8

1	Six months ended 2-29-16. Unaudited.
2	Period from 5-16-13 (commencement of operations) to 8-31-13.
3	Based on average daily shares outstanding.
4	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Less than $500,000.
9	Annualized.
10	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       18

Class C Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.21		$10.75
Net investment income[3]	0.01		0.04
Net realized and unrealized loss on investments	(0.24)		(0.58)
Total from investment operations	(0.23)		(0.54)
Less distributions
From net investment income	(0.09)		—
Net asset value, end of period	$9.89		$10.21
Total return (%)[4,5]	(2.26	) [6]	(5.02	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$19		$21
Ratios (as a percentage of average net assets):
Expenses before reductions	2.11	[7]	2.03	[7]
Expenses including reductions	2.10	[7]	2.02	[7]
Net investment income	0.18	[7]	0.94	[7]
Portfolio turnover (%)	14		45	[8,9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class C shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
9	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       19

Class I Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$10.26		$11.70	$9.95	$10.00
Net investment income[3]	0.06		0.22	0.31 [4]	0.08
Net realized and unrealized gain (loss) on investments	(0.23)		(0.75)	1.56	(0.13)
Total from investment operations	(0.17)		(0.53)	1.87	(0.05)
Less distributions
From net investment income	(0.20)		(0.28)	(0.07)	—
From net realized gain	—		(0.63)	(0.05)	—
Total distributions	(0.20)		(0.91)	(0.12)	—
Net asset value, end of period	$9.89		$10.26	$11.70	$9.95
Total return (%)[5]	(1.70	) [6]	(4.79)	18.95	(0.50	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$21		$18	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[7]	1.07	1.05	1.13	[7]
Expenses including reductions	1.08	[7]	1.06	1.05	1.12	[7]
Net investment income	1.19	[7]	1.96	2.79 [4]	3.06	[7]
Portfolio turnover (%)	14		45 [8]	70	8

1	Six months ended 2-29-16. Unaudited.
2	Period from 5-16-13 (commencement of operations) to 8-31-13.
3	Based on average daily shares outstanding.
4	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       20

Class R2 Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.25		$10.75
Net investment income[3]	0.04		0.09
Net realized and unrealized loss on investments	(0.24)		(0.59)
Total from investment operations	(0.20)		(0.50)
Less distributions
From net investment income	(0.16)		—
Net asset value, end of period	$9.89		$10.25
Total return (%)[4]	(2.01	) [5]	(4.65	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50	[7]	1.18	[7]
Expenses including reductions	1.49	[7]	1.17	[7]
Net investment income	0.79	[7]	1.87	[7]
Portfolio turnover (%)	14		45	[8,9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R2 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
9	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       21

Class R4 Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.25		$10.75
Net investment income[3]	0.06		0.10
Net realized and unrealized loss on investments	(0.24)		(0.60)
Total from investment operations	(0.18)		(0.50)
Less distributions
From net investment income	(0.19)		—
Net asset value, end of period	$9.88		$10.25
Total return (%)[4]	(1.77	) [5]	(4.65	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	[7]	1.18	[7]
Expenses including reductions	1.14	[7]	1.07	[7]
Net investment income	1.15	[7]	2.01	[7]
Portfolio turnover (%)	14		45	[8,9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R4 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
9	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       22

Class R6 Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.26		$10.75
Net investment income[3]	0.07		0.10
Net realized and unrealized loss on investments	(0.24)		(0.59)
Total from investment operations	(0.17)		(0.49)
Less distributions
From net investment income	(0.22)		—
Net asset value, end of period	$9.87		$10.26
Total return (%)[4]	(1.77	) [5]	(4.56	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	[7]	0.93	[7]
Expenses including reductions	0.97	[7]	0.91	[7]
Net investment income	1.32	[7]	2.15	[7]
Portfolio turnover (%)	14		45	[8,9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R6 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
9	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       23

Class NAV Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$10.26		$11.70	$9.95	$10.00
Net investment income[3]	0.07		0.22	0.31 [4]	0.05
Net realized and unrealized gain (loss) on investments	(0.24)		(0.72)	1.57	(0.10)
Total from investment operations	(0.17)		(0.50)	1.88	(0.05)
Less distributions
From net investment income	(0.22)		(0.31)	(0.08)	—
From net realized gain	—		(0.63)	(0.05)	—
Total distributions	(0.22)		(0.94)	(0.13)	—
Net asset value, end of period	$9.87		$10.26	$11.70	$9.95
Total return (%)[5]	(1.77	) [6]	(4.54)	19.06	(0.50	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$480		$478	$482	$329
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	[7]	0.91	0.93	1.03	[7]
Expenses including reductions	0.97	[7]	0.91	0.93	1.02	[7]
Net investment income	1.32	[7]	1.99	2.76 [4]	1.59	[7]
Portfolio turnover (%)	14		45 [8]	70	8

1	Six months ended 2-29-16. Unaudited.
2	Period from 5-16-13 (commencement of operations) to 8-31-13.
3	Based on average daily shares outstanding.
4	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       24

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$16,074,804	—	$16,074,804	—
France	21,356,481	—	21,356,481	—
Germany	5,539,947	—	5,539,947	—
Hong Kong	6,832,699	—	6,832,699	—
Ireland	7,208,608	—	7,208,608	—
Japan	37,426,433	—	37,426,433	—
Luxembourg	16,616,878	—	16,616,878	—
Netherlands	54,847,276	—	54,847,276	—
Singapore	8,123,145	—	8,123,145	—
Switzerland	44,888,769	—	44,888,769	—
United Kingdom	54,496,834	$11,552,197	42,944,637	—
United States	293,520,961	284,429,381	9,091,580	—
Short-term investments	4,964,923	—	4,964,923	—
Total investments in securities	$571,897,758	$295,981,578	$275,916,180	—
Other financial instruments:
Forward foreign currency contracts	($691,892)	—	($691,892)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

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The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $850. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

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Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2015, the fund has a short-term capital loss carryforward of $23,902,813 and a long-term capital loss carryforward of $189,031,358 available to offset future net realized capital gains. These carryforwards do not expire. The ability to use the fund's capital loss carryforward is significantly limited due to the merger transaction (Note 9).

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, characterization of distributions, derivative transactions and merger related transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

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The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 29, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $52.7 million to $126.6 million, as measured at each quarter end. The following table summarizes the contracts held at February 29, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	26,819,549	USD	29,568,552	Deutsche Bank	3/2/2016	—	($392,767)	($392,767)
JPY	2,115,934,596	USD	18,020,223	Goldman Sachs	3/2/2016	$745,548	—	745,548
USD	17,243,375	JPY	2,115,934,596	Goldman Sachs	3/2/2016	—	(1,522,397)	(1,522,397)
USD	29,264,821	EUR	26,819,549	State Street Bank & Trust Company	3/2/2016	89,036	—	89,036
USD	29,635,601	EUR	26,819,548	Deutsche Bank	5/18/2016	388,231	—	388,231
USD	2,835,820	EUR	2,600,000	The Toronto-Dominion Bank	5/18/2016	457	—	457
						$1,223,272	($1,915,164)	($691,892)

Currency abbreviations
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 29, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Foreign currency	Unrealized appreciation/deprection on forward foreign currency exchange contracts	Forward foreign currency contracts	$1,223,272	($1,915,164)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

Risk	Statement of operations location	Unaffiliated investments and foreign currency translations*
Foreign currency	Net realized gain (loss)	($85,930)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

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Risk	Statement of operations location	Unaffiliated investments and translation of assets and liabilities in foreign currencies*
Foreign currency	Change in unrealized appreciation (depreciation)	$796,000

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.825% of the first $500 million of average net assets, and (b) 0.800% of excess over $500 million of average net assets. When average net assets exceed $500 million, the management fee is 0.800% on all net assets. Average net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During six months ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to January 1, 2016, the Advisor had contractually agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% and 1.20% for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.25% of the average annual net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) management fees, (f) class specific expenses, (g) acquired fund fees, and (h) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

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For the six months ended February 29, 2016, the expense reductions described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$2,188	Class R4	$4
Class C	739	Class R6	22
Class I	797	Class NAV	17,939
Class R2	10	Total	$21,699

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $47 for Class R4 shares for the six months ended February 29, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $13,560 for the six months ended February 29, 2016. Of this amount, $2,163 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $11,397 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2016, CDSCs received by the Distributor amounted to $4,427 and $339 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses,

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including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$89,954	$37,326
Class C	101,091	12,564
Class I	—	11,870
Class R2	682	22
Class R4	117	8
Class R6	—	15
Total	$191,844	$61,805

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	130,818	$1,316,404	673,268	$7,325,825
Issued in reorganization (Note 9)	—	—	6,301,258	68,603,683
Distributions reinvested	90,604	928,693	219	2,327
Repurchased	(1,401,498)	(14,019,545)	(178,356)	(1,911,261)
Net increase (decrease)	(1,180,076)	($11,774,448)	6,796,389	$74,020,574
Class C shares
Sold	99,317	$993,655	16,348	$176,544
Issued in reorganization (Note 9)	—	—	2,157,915	23,444,886
Distributions reinvested	16,040	164,736	—	—
Repurchased	(242,812)	(2,449,944)	(86,456)	(922,979)
Net increase (decrease)	(127,455)	($1,291,553)	2,087,807	$22,698,451
Class I shares
Sold	678,308	$6,730,794	277,147	$3,033,930
Issued in reorganization (Note 9)	—	—	1,329,561	14,507,241
Distributions reinvested	38,728	396,966	21,126	224,776
Repurchased	(318,391)	(3,251,412)	(153,337)	(1,673,483)
Net increase	398,645	$3,876,348	1,474,497	$16,092,464

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		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	2,656	$26,340	9,532	$102,460
Issued in reorganization (Note 9)	—	—	24,049	262,024
Distributions reinvested	66	673	—	—
Repurchased	(9,513)	(96,778)	(989)	(10,904)
Net increase (decrease)	(6,791)	($69,765)	32,592	$353,580
Class R4 shares
Sold	—	—	9,302	$100,000
Net increase	—	—	9,302	$100,000
Class R6 shares
Sold	290	$2,869	9,302	$100,000
Issued in reorganization (Note 9)	—	—	9,925	108,224
Distributions reinvested	6	54	—	—
Repurchased	(1)	(7)	(481)	(5,304)
Net increase	295	$2,916	18,746	$202,920
Class NAV shares
Sold	2,949,931	$30,758,935	5,780,623	$63,386,186
Issued in reorganization (Note 9)	—	—	442,389	4,822,925
Distributions reinvested	1,040,350	10,642,776	3,708,439	39,383,622
Repurchased	(1,957,969)	(19,476,863)	(4,493,317)	(49,793,192)
Net increase	2,032,312	$21,924,848	5,438,134	$57,799,541
Total net increase	1,116,930	$12,668,346	15,857,467	$171,267,530

Affiliates of the fund owned 70%, 100%, 97% and 100% of shares of beneficial interest of Class R2, Class R4, Class R6 and Class NAV, respectively, on February 29, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $106,460,253 and $83,955,445, respectively, for the six months ended February 29, 2016.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 82.4% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Lifestyle Balanced Portfolio	24.3%
John Hancock Funds II Lifestyle Growth Portfolio	23.4%
John Hancock Funds II Lifestyle Aggressive Portfolio	8.6%
John Hancock Funds II Lifestyle Moderate Portfolio	7.3%
John Hancock Funds II Lifestyle Conservative Portfolio	5.4%

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       33

Note 9 — Reorganization

On July 15, 2015, the shareholders of John Hancock Global Opportunities Fund (the Acquired fund) voted to approve an Agreement and Plan of Reorganization (the Agreement), which provided for an exchange of shares of the fund (the Acquiring fund) with a value equal to the net assets transferred.

The Agreement provided for: (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired fund in exchange for shares of the Acquiring fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired fund; and (c) the distribution to Acquired fund's shareholders of such Acquiring fund's shares. The reorganization was intended to consolidate the Acquired fund with a fund with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired fund or its shareholders. Thus, the investments were transferred to the Acquiring fund at the Acquired fund's identified cost. All distributable amounts of net income and realized gains from the Acquired fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on July 24, 2015. The following outlines the reorganization:

Acquired fund	Net asset value of the acquired fund	Appreciation of the acquired fund's investments	Shares redeemed by the acquired fund	Shares issued by the acquiring fund	Acquiring fund net assets prior to combination	Acquiring fund total net assets after combination
Global Opportunities Fund	$111,748,983	$5,946,528	7,616,103	10,265,097	$497,906,339	$609,655,322

Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired fund that have been included in the Acquiring fund's Statement of operations at August 31, 2015. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on September 1, 2014, the beginning of the reporting period, the Acquiring fund's pro forma results of operations for the year ended August 31, 2015 are as follows:

Net investment income	$11,025,610
Net realized and unrealized gain (loss)	(37,005,149)
Increase (decrease) in net assets from operations	($25,979,539)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       34

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       35

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Equity Fund . It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279517	425SA 2/16 4/16

John Hancock

Income Allocation Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for investors. Oil prices hit multi-year lows before rebounding in February, and a wide variety of risk assets faced significant volatility. High-yield corporate bonds generally declined on fears of a wave of defaults from commodity-linked issuers. Concerns about slowing global growth added to negative investor psychology, and stock prices fell around the world. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continued to stimulate growth and to signal that they will take action to support economies and markets.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Income Allocation Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
18	Financial highlights
22	Notes to financial statements
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The Blended Index comprises 50% MSCI World Index and 50% Barclays U.S. Aggregate Bond Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Flight to (relative) safety

In addition to defensive equity sectors, including utilities and consumer staples, investors bid up prices of long-dated U.S. Treasury securities and other developed-market sovereign bonds.

The fund declined, but outpaced its peer group

Trailing its blended benchmark, the fund was down for the period, but it outpaced its Morningstar fund category average.

Commodity crash weighed on high-yield credit assets

Energy issuers make up a significant portion of the non-investment-grade debt universe, and the steep decline of oil prices also hurt the high-yield bond and bank loan markets.

ASSET ALLOCATION AS OF 2/29/16 (%)

Equity	14.1
U.S. Large Cap	10.7
International Large Cap	3.4
Fixed income	68.5
Multi-Sector Bond	24.0
Intermediate Bond	22.4
High Yield Bond	11.5
Global Bond	6.8
Bank Loan	3.8
Alternative and specialty	1.9
Real Estate	1.9
Exchange-traded funds	10.8
Short-term investments and other	4.7

As a percentage of net assets.

A note about risks

The fund's performance depends on the subadvisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. The fund is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks, bonds, and derivatives can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of medium- and small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default and interest-rate risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Fixed-income securities are affected by changes in interest rates and credit quality; a rise in interest rates typically causes bond prices to fall. Investing in an exchange-traded fund generally reflects the risks of investing in the underlying securities it is designed to track. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, extended settlement risk, and the risks of being a lender. For additional information on these and other risk considerations, please see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       3

Discussion of fund performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

Tell us about your observations on the global capital markets during the six months that ended February 29, 2016.

Investors seemed concerned about the slowing of China's economic growth, prompting sharp intraperiod equity market declines, especially during the opening weeks of 2016. For the period as a whole, global stocks were down as the MSCI World Index suffered a 4.94% loss. Broadly speaking, U.S. equities fared better than international developed and emerging markets.

The Barclays U.S. Aggregate Bond Index was up 2.20%. Many investment-grade fixed-income assets did well, particularly longer-dated U.S. Treasury bonds. Solid U.S. jobs data paved the way for an interest-rate hike in December 2015, the first since 2006; however, consensus expectations of more monetary policy tightening from the U.S. Federal Reserve softened as market volatility spiked in January 2016.

Meanwhile, the value of oil continued to plummet, pulling down indexes tracking high-yield corporate bonds and bank loans with it, as energy issuers make up a significant portion of the non-investment-grade credit universe. Prices fell across global commodity markets as a whole, with precious metals being a notable exception; in particular, gold staged a striking comeback during the period.

Given that backdrop, how did the fund perform?

For the six months that ended February 29, 2016, the fund's Class A shares declined 1.54%, excluding sales changes. The fund trailed its blended benchmark, which is an even split between the MSCI World Index and Barclays U.S. Aggregate Bond Index. Despite posting a loss, the fund held up

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       4

"... the value of oil continued to plummet, pulling down indexes tracking high-yield corporate bonds and bank loans with it, as energy issuers make up a significant portion of the non-investment-grade credit universe."
relatively well compared with its peers. Morningstar's conservative allocation fund category posted a 2.35% loss.

What were the key detractors from performance?

While oil itself is not a yield-generating asset, the commodity's steep price decline reverberated throughout the capital markets, weighing down certain income-generating asset classes that the fund held.

Exposure to bank loans and high-yield bond markets—where energy issuers have a large presence—hurt the fund's performance during the period. High Yield Fund (WAMCO) was the most significant detractor on an absolute basis, followed by Core High Yield Fund (JHAM) and Floating Rate Income Fund (WAMCO).

International equity markets posted weak results for the period, too. A position in SPDR S&P International Dividend ETF was a drag on the fund's performance.

What about the top contributors to performance?

Assets that offered a higher degree of perceived safety performed much better in this environment. Long-dated U.S. Treasury bonds were up, and the fund's position in Vanguard Extended Duration Treasury ETF was among the top contributors to performance during the period.

Dividend-paying U.S. stocks represented another area of relative strength during the period, and Vanguard High Dividend Yield ETF provided a boost to the fund's performance.

Global real estate investment trusts and other property-related equity securities found favor with investors, too. Global Real Estate Fund (Deutsche) was a positive contributor to performance.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       5

"Despite posting a loss, the fund held up relatively well compared with its peers."

How was the fund positioned at the end of the period?

We manage the fund to pursue income opportunities across a range of asset classes, including global fixed-income and dividend-paying equity investments. At the same time, our approach draws on proprietary risk models to minimize portfolio volatility.

We allocate the fund's capital across global income-producing asset classes and investment strategies managed by a diverse set of portfolio teams, where each manager has specialized knowledge and a specific area of expertise.

At the end of the period, the fund's largest positions included those in Strategic Income Opportunities Fund (JHAM), a multi-sector approach to the debt and foreign exchange markets, and Bond Fund (JHAM), a core plus fixed-income approach. The fund's largest equity positions were in Global Shareholder Yield Fund (Epoch) and Vanguard High Dividend Yield ETF.

Would you give us a brief update on the portfolio management team?

Effective January 1, 2016, Steven E. Medina, CFA, began a new role in our organization, and he no longer serves as a portfolio manager of the fund. As of the same date, Marcelle Daher, CFA, and Nathan W. Thooft, CFA—both veteran members of John Hancock Asset Management's global asset allocation team and portfolio managers since 2013—joined me as co-heads of global asset allocation.

In addition to continuing to manage the portfolios with me, Marcelle and Nate also assumed many of Steve's former responsibilities after Steve was named chief investment officer of developed-market equities at John Hancock Asset Management.

Management continuity is a hallmark of our team-run asset allocation portfolios, and we're confident that the transition of Steve's responsibilities to Marcelle and Nate will continue to be smooth. With presence in Boston, Hong Kong, and Toronto, the global asset allocation team is backed by more than two dozen investment professionals—including quantitative researchers,

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       6

fundamental analysts, and financial economists—with an average of 15 years of industry experience.

Separately, fixed-income portfolio managers Jeffrey N. Given, CFA, Thomas C. Goggins, Howard C. Greene, CFA, and Daniel S. Janis III no longer serve as portfolio managers of the fund; however, Messrs. Given and Greene manage Bond Fund, and Messrs. Goggins and Janis manage Strategic Income Opportunities Fund, both of which are, in turn, holdings of this fund.

MANAGED BY

Robert M. Boyda On the fund since inception Investing since 1979
Marcelle Daher, CFA On the fund since inception Investing since 1999
Nathan W. Thooft, CFA On the fund since inception Investing since 2000

The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	Since inception[2]	6-month	Since inception[2]	as of 2-29-16	as of 2-29-16
Class A	-8.81	-5.77	-5.50	-7.40	2.92	-0.21
Class C	-6.65	-3.45	-2.72	-4.44	2.35	-0.90
Class I3	-4.74	-2.38	-1.33	-3.07	3.36	0.10
Class R6[3]	-4.65	-2.29	-1.29	-2.95	3.46	0.18
Index 1†	-10.49	-5.49	-4.94	-7.05	—	—
Index 2†	1.50	2.71	2.20	3.52	—	—
Index 3†	-4.45	-1.23	-1.27	-1.59	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	1.68	2.38	1.36	1.27
Net (%)	1.23	1.93	0.91	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World Index; Index 2 is the Barclays U.S. Aggregate Bond Index; Index 3 is 50% MSCI World Index and 50% Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class C	11-14-14	9,556	9,556	9,295	10,352	9,841
Class I3	11-14-14	9,693	9,693	9,295	10,352	9,841
Class R6[3]	11-14-14	9,705	9,705	9,295	10,352	9,841

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

The Blended Index comprises 50% MSCI World Index and 50% Barclays U.S. Aggregate Bond Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 11-14-14.
3	For certain types of investors, as described in the fund's prospectus.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Account value on 9-1-2015	Ending value on 2-29-16	Expenses paid during period ended 2-29-16[1]	Annualized expense ratio[2]
Class A	$1,000.00	$984.60	$2.96	0.60%
Class C	1,000.00	982.30	6.41	1.30%
Class I	1,000.00	986.70	1.48	0.30%
Class R6	1,000.00	987.10	0.89	0.18%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio[2]
Class A	$1,000.00	$1,021.90	$3.02	0.60%
Class C	1,000.00	1,018.40	6.52	1.30%
Class I	1,000.00	1,023.40	1.51	0.30%
Class R6	1,000.00	1,024.00	0.91	0.18%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
2	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.09%-0.98% and 0.10%-0.97% for the periods ended 2-29-16 and 8-31-15, respectively.
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Fund's investments

As of 2-29-16 (unaudited)
			Shares	Value
Affiliated investment companies (G) 84.5%				$5,812,316
(Cost $6,169,845)
Equity 14.1%				969,166
	Global Equity, Class NAV (JHAM) (A)(1)		23,889	235,789
	Global Shareholder Yield, Class NAV (Epoch)		73,929	733,377
Fixed income 68.5%				4,708,848
	Bond, Class NAV (JHAM) (A)(1)		90,816	1,408,561
	Core High Yield, Class NAV (JHAM) (A)(2)		23,391	197,655
	Emerging Markets Debt, Class NAV (JHAM) (A)(1)		39,475	334,352
	Floating Rate Income, Class NAV (WAMCO)		33,021	260,207
	Global Bond, Class NAV (PIMCO)		10,990	133,531
	Global Income, Class NAV (Stone Harbor)		15,541	133,656
	High Yield, Class NAV (WAMCO)		37,284	263,598
	Investment Quality Bond, Class NAV (Wellington)		10,857	130,936
	Short Duration Credit Opportunities, Class NAV (Stone Harbor)		25,067	229,612
	Strategic Income Opportunities, Class NAV (JHAM) (A)(1)		137,392	1,419,262
	U.S. High Yield Bond, Class NAV (Wells Capital)		19,708	197,478
Alternative and specialty 1.9%				134,302
	Global Real Estate, Class NAV (Deutsche)		15,141	134,302
Unaffiliated investment companies 10.8%				$742,045
(Cost $774,095)
Exchange-traded funds 10.8%				742,045
	iShares US Preferred Stock ETF		3,481	133,390
	SPDR S&P International Dividend ETF		4,262	134,850
	Vanguard Extended Duration Treasury ETF		561	71,662
	Vanguard High Dividend Yield ETF		6,165	402,143
	Yield (%)		Shares	Value
Short-term investments 1.0%				$67,451
(Cost $67,451)
Money market funds 1.0%				67,451
State Street Institutional U.S. Government Money Market Fund	0.2412(Y	)	67,451	67,451
Total investments (Cost $7,011,391)† 96.3%				$6,621,812
Other assets and liabilities, net 3.7%				$252,933
Total net assets 100.0%				$6,874,745

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       12

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $7,038,586. Net unrealized depreciation aggregated to $416,774, of which $13,834 related to appreciated investment securities and $430,608 related to depreciated investment securities.

AFFILIATED UNDERLYING FUNDS' INVESTMENT MANAGERS

Deutsche Investment Management Americas Inc.	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO FINANCIAL STATEMENTS
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Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Investments in unaffiliated funds, at value (Cost $841,546)	$809,496
Investments in affiliated funds, at value (Cost $6,169,845)	5,812,316
Total investments, at value (Cost $7,011,391)	6,621,812
Cash	252,456
Foreign currency, at value (Cost $29)	29
Cash held at broker for futures contracts	1,350
Dividends and interest receivable	11,899
Receivable due from advisor	1,734
Other receivables and prepaid expenses	33,358
Total assets	6,922,638
Liabilities
Payable for investments purchased	13,258
Payable for futures variation margin	141
Payable to affiliates
Accounting and legal services fees	132
Transfer agent fees	583
Trustees' fees	26
Other liabilities and accrued expenses	33,753
Total liabilities	47,893
Net assets	$6,874,745
Net assets consist of
Paid-in capital	$11,589,001
Accumulated distributions in excess of net investment income	(61,267)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(4,267,466)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(385,523)
Net assets	$6,874,745

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       14

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($3,511,989 ÷ 386,638 shares)[1]	$9.08
Class C ($602,975 ÷ 66,555 shares)[1]	$9.06
Class I ($2,266,292 ÷ 249,277 shares)	$9.09
Class R6 ($493,489 ÷ 54,264 shares)	$9.09
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.46

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       15

STATEMENT OF OPERATIONS   For the six months ended 2-29-16 (unaudited)

Investment income
Income distributions received from affiliated funds	$133,511
Dividends	17,586
Total investment income	151,097
Expenses
Investment management fees	12,427
Distribution and service fees	8,597
Accounting and legal services fees	560
Transfer agent fees	3,877
Trustees' fees	727
State registration fees	30,210
Printing and postage	870
Professional fees	36,670
Custodian fees	8,527
Registration and filing fees	58,369
Other	1,841
Total expenses	162,675
Less expense reductions	(143,786)
Net expenses	18,889
Net investment income	132,208
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated funds and foreign currency transactions	56,005
Investments in affiliated funds	(79,764)
Capital gain distributions received from unaffiliated funds	1,109
Capital gain distributions received from affiliated funds	78,853
Futures contracts	(13,335)
42,868
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated funds and translation of assets and liabilities in foreign currencies	(51,040)
Investments in affiliated funds	(224,358)
Futures contracts	45
(275,353)
Net realized and unrealized loss	(232,485)
Decrease in net assets from operations	($100,277)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Period ended 8-31-15[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$132,208	$2,374,805
Net realized gain (loss)	42,868	(4,037,388)
Change in net unrealized appreciation (depreciation)	(275,353)	(110,170)
Decrease in net assets resulting from operations	(100,277)	(1,772,753)
Distributions to shareholders
From net investment income
Class A	(125,466)	(1,000,741)
Class C	(20,501)	(195,940)
Class I	(81,160)	(1,086,023)
Class R6	(17,901)	(280,338)
From net realized gain
Class A	—	(46,336)
Class C	—	(11,570)
Class I	—	(46,280)
Class R6	—	(11,570)
Total distributions	(245,028)	(2,678,798)
From fund share transactions	(1,853)	11,673,454
Total increase (decrease)	(347,158)	7,221,903
Net assets
Beginning of period	7,221,903	—
End of period	$6,874,745	$7,221,903
Undistributed (accumulated distributions in excess of) net investment income	($61,267)	$51,553

1	Period from 11-14-14 (commencement of operations) to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       17

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.55		$10.00
Net investment income[3,4]	0.17		0.23
Net realized and unrealized loss on investments	(0.31)		(0.42)
Total from investment operations	(0.14)		(0.19)
Less distributions
From net investment income	(0.33)		(0.25)
From net realized gain	—		(0.01)
Total distributions	(0.33)		(0.26)
Net asset value, end of period	$9.08		$9.55
Total return (%)[5,6]	(1.54	) [7]	(2.00	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$4		$4
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	4.69	[9]	1.17	[9]
Expenses including reductions[8]	0.60	[9]	0.85	[9]
Net investment income[4]	3.77	[9]	2.85	[9]
Portfolio turnover (%)	21		131

1	Six months ended 2-29-16. Unaudited.
2	Period from 11-14-14 (commencement of operations) to 8-31-15.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.09%-0.98% and 0.10%-0.97% for the periods ended 2-29-16 and 8-31-15, respectively.
9	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       18

Class C Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.53		$10.00
Net investment income[3,4]	0.14		0.17
Net realized and unrealized loss on investments	(0.31)		(0.44)
Total from investment operations	(0.17)		(0.27)
Less distributions
From net investment income	(0.30)		(0.19)
From net realized gain	—		(0.01)
Total distributions	(0.30)		(0.20)
Net asset value, end of period	$9.06		$9.53
Total return (%)[5,6]	(1.77	) [7]	(2.71	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	5.39	[9]	1.87	[9]
Expenses including reductions[8]	1.30	[9]	1.55	[9]
Net investment income[4]	3.14	[9]	2.16	[9]
Portfolio turnover (%)	21		131

1	Six months ended 2-29-16. Unaudited.
2	Period from 11-14-14 (commencement of operations) to 8-31-15.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.09%-0.98% and 0.10%-0.97% for the periods ended 2-29-16 and 8-31-15, respectively.
9	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       19

Class I Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.55		$10.00
Net investment income[3,4]	0.18		0.26
Net realized and unrealized loss on investments	(0.31)		(0.43)
Total from investment operations	(0.13)		(0.17)
Less distributions
From net investment income	(0.33)		(0.27)
From net realized gain	—		(0.01)
Total distributions	(0.33)		(0.28)
Net asset value, end of period	$9.09		$9.55
Total return (%)[5]	(1.33	) [6]	(1.76	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	4.39	[8]	0.85	[8]
Expenses including reductions[7]	0.30	[8]	0.53	[8]
Net investment income[4]	3.87	[8]	3.17	[8]
Portfolio turnover (%)	21		131

1	Six months ended 2-29-16. Unaudited.
2	Period from 11-14-14 (commencement of operations) to 8-31-15.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.09%-0.98% and 0.10%-0.97% for the periods ended 2-29-16 and 8-31-15, respectively.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       20

Class R6 Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.55		$10.00
Net investment income[3,4]	0.18		0.26
Net realized and unrealized loss on investments	(0.30)		(0.42)
Total from investment operations	(0.12)		(0.16)
Less distributions
From net investment income	(0.34)		(0.28)
From net realized gain	—		(0.01)
Total distributions	(0.34)		(0.29)
Net asset value, end of period	$9.09		$9.55
Total return (%)[5]	(1.29	) [6]	(1.68	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	4.29	[9]	0.74	[9]
Expenses including reductions[8]	0.18	[9]	0.42	[9]
Net investment income[4]	3.97	[9]	3.31	[9]
Portfolio turnover (%)	21		131

1	Six months ended 2-29-16. Unaudited.
2	Period from 11-14-14 (commencement of operations) to 8-31-15.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.09%-0.98% and 0.10%-0.97% for the periods ended 2-29-16 and 8-31-15, respectively.
9	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Income Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       22

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 29, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to funds to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $539. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       23

and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2015, the fund had a short-term capital loss carryforward of $4,283,139 available to offset future net realized capital gains. This carryforward does not expire.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, characterization of distributions, amortization and accretion on debt securities, non-deductible stock offering cost and Rule 12b-1 fees and contingent payment debt instruments and derivative transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Margin requirements for exchange-traded derivatives are set by the broker. Margin for exchange-traded transactions is detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       24

margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 29, 2016, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with notional values ranging up to approximately $131,000 as measured at each quarter end. The following table summarizes the contracts held at February 29, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1	Short	Jun 2016	($130,561)	($130,516)	$45

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 29, 2016, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currency. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging up to $21.3 million as measured at each quarter end. There were no open forward foreign currency contracts at February 29, 2016.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 29, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures	Futures†	$45	—

† Reflects cumulative appreciation/depreciation on futures. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       25

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

Risk	Statement of operations location	Futures contracts	Investments in unaffiliated funds and foreign currency transactions*	Total
Interest rate	Net realized gain (loss) on	($13,335)	—	($13,335)
Foreign currency	Net realized gain (loss) on	—	$59,035	59,035
Total		($13,335)	$59,035	$45,700

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

Risk	Statement of operations location	Futures contracts	Investments in unaffiliated funds and translation of assets and liabilities in foreign currencies *	Total
Interest rate	Change in unrealized appreciation (depreciation)	$45	—	$45
Foreign currency	Change in unrealized appreciation (depreciation)	—	($59,035)	(59,035)
Total		$45	($59,035)	($58,990)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund pays the Advisor a management fee for its services to the fund. The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

The fee on assets invested in a fund of the Trust or JHF III is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       26

Advisory fee on assets invested in a fund of the Trust and JHF III

Aggregate net assets of the fund
First $5.0 billion	0.200%
Excess over $5.0 billion	0.175%

The fee on Other assets is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule.

Advisory fee on Other assets

Aggregate net assets of the fund
First $5.0 billion	0.650%
Excess over $5.0 billion	0.625%

The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.04% of average net assets. Expenses excluded from this waiver include advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2016, the Advisor had contractually agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceeded 0.05% of the average net assets.

The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund, including distribution and service fees, transfer agent fees, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until December 31, 2016, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the six months ended February 29, 2016:

Class	Expense reduction	Class	Expense reduction
Class A	$74,736	Class R6	$10,124
Class C	12,664	Total	$143,786
Class I	46,262

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       27

the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $840 for the six months ended February 29, 2016. Of this amount, $0 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $840 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2016, there were no CDSCs received by the Distributor.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$5,480	$2,182
Class C	3,117	365
Class I	—	1,295
Class R6	—	35
Total	$8,597	$3,877

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       28

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Period ended 8-31-15[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	98,063	$905,830	4,205,155	$42,020,009
Distributions reinvested	13,579	125,466	106,106	1,047,077
Repurchased	(124,025)	(1,151,223)	(3,912,240)	(37,448,929)
Net increase (decrease)	(12,383)	($119,927)	399,021	$5,618,157
Class C shares
Sold	30,522	$280,900	1,016,950	$10,169,451
Distributions reinvested	2,225	20,501	21,028	207,510
Repurchased	(31,353)	(287,769)	(972,817)	(9,307,875)
Net increase	1,394	$13,632	65,161	$1,069,086
Class I shares
Sold	587	$5,381	4,001,402	$40,014,000
Distributions reinvested	8,784	81,160	114,692	1,132,303
Repurchased	—	—	(3,876,188)	(37,099,000)
Net increase	9,371	$86,541	239,906	$4,047,303
Class R6 shares
Sold	—	—	1,000,000	$10,000,000
Distributions reinvested	1,936	$17,901	29,571	291,908
Repurchased	—	—	(977,243)	(9,353,000)
Net increase	1,936	$17,901	52,328	$938,908
Total net increase (decrease)	318	($1,853)	756,416	$11,673,454

1 Period from 11-14-14 (commencement of operations) to 8-31-15.

Affiliates of the fund owned 60%, 80%, 99% and 100% of shares of beneficial interest of Class A, Class C, Class I, and Class R6, respectively, on February 29, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $1,393,052 and $1,437,914, respectively, for the six months ended February 29, 2016.

Note 8 — Investment in affiliated underlying funds

The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying fund's net assets. At February 29, 2016, the fund did not hold 5% or more of the net assets of any underlying funds.

Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Bond	94,693	16,122	(19,999)	90,816	$27,351	—	($5,564)	$1,408,561

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       29

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Core High Yield	21,306	6,341	(4,256)	23,391	$8,584	—	(6,713)	197,655
Emerging Markets Debt	39,374	7,748	(7,647)	39,475	28,074	—	(8,888)	334,352
Floating Rate Income	31,897	7,634	(6,510)	33,021	7,249	—	(6,658.00)	260,207
Global Bond	11,713	1,765	(2,488)	10,990	101		(727.00)	133,531
Global Equity	23,694	5,024	(4,829)	23,889	5,676	—	(2,089.00)	235,789
Global Income	15,248	3,275	(2,982)	15,541	(13,970)		(3,168.00)	133,656
Global Real Estate	15,785	2,787	(3,431)	15,141	3,582	—	(780.00)	134,302
Global Shareholder Yield	71,874	17,153	(15,098)	73,929	12,076	$34,909	(14,328.00)	733,377
High Yield	33,676	10,188	(6,580)	37,284	13,448	—	(8,785.00)	263,598
Investment Quality Bond	11,377	1,974	(2,494)	10,857	1,719	1,540	(1,307.00)	130,936
Short Duration Credit Opportunities	25,323	4,811	(5,067)	25,067	5,439	—	(3,682.00)	229,612
Strategic Income Opportunities	138,397	27,361	(28,366)	137,392	25,906	42,404	(12,537)	1,419,262
U.S. High Yield Bond	18,621	4,854	(3,767)	19,708	8,276	—	(4,537.00)	197,478
					$133,511	$78,853	($79,764)	$5,812,316

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       30

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Income Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279519	448SA 2/16 4/16

John Hancock

International Small Company Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The period covered by this report was a challenging one for investors in global equities. Oil prices hit multi-year lows before rebounding in February. Concerns about slowing global growth added to negative investor psychology, and stock prices fell around the world. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continued to stimulate growth and to signal that they will take action to support economies and markets.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Small Company Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
24	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

Class A shares (without sales charge)[1]
MSCI World ex-USA Small Cap Index
MSCI EAFE Small Cap Index
Morningstar foreign small/mid blend fund category average
–5.87
–5.15
–4.96
–7.02
–7.84
–6.79
–5.15
–9.28
2.99
3.81
5.55
2.91
1.57
2.55
4.28
3.33
1.52
2.20
2.59
6 month (cumulative)
1 year
3 year
5 year
Since inception (4/28/06)

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across developed markets countries, excluding the United States.

The MSCI EAFE Small Cap Index (Europe, Australasia, Far East)(gross of foreign withholding taxes on dividends) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 6-27-13. The returns prior to this date are that of Class NAV shares that have been recalculated to reflect gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

International small-cap stocks fell modestly

International small-cap equities generally declined amid a challenging economic environment and continued weakness in oil prices.

Holdings in Japan and a lack of REITs exposure weighed on the fund's relative results

Overall, the fund's positions in Japanese stocks detracted from the fund's performance relative to the benchmark, as did its lack of exposure to international real estate investment trusts, which generally outperformed.

Holdings among the smallest stocks contributed

The fund's holdings at the smallest levels of the small-cap spectrum, including micro caps, had a positive impact on relative performance.

SECTOR COMPOSITION AS OF 2/29/16 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies, and illiquid securities may be more difficult to sell at a price approximating their value. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Joseph H. Chi, CFA, Dimensional Fund Advisors LP

Joseph H. Chi, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Can you describe the market environment during the period and discuss the negative return of the fund's benchmark?

Stocks in developed markets outside the United States generally fell. The outlook for global economic growth was constrained, in part because of concerns that a growth slowdown in China, an emerging market, could have a negative impact on economic activity in developed markets. These factors weighed on crude oil prices, which remained weak during the period after posting a sharp decline earlier in 2015. In December 2015, the U.S. Federal Reserve raised interest rates for the first time since 2006. Stocks tumbled entering 2016 amid fresh signs of slower growth in China and additional weakening in oil prices. Further expansion of accommodative monetary policies in Europe and Japan helped to offset these headwinds somewhat, but market volatility persisted, and the benchmark's overall return for the six-month period remained negative.

Within the fund's primary benchmark, the MSCI World ex-USA Small Cap Index, consumer staples was the only sector to post a positive absolute return for the period. By a wide margin, energy was the weakest sector within the benchmark. Among the largest country components of the primary benchmark, Japanese equities outperformed, while stocks from the United Kingdom underperformed.

Did this environment affect the portfolio team's management of the fund?

We continued to pursue a disciplined approach to identify securities for purchase or sale in the fund. As a result of our diversified investment approach, the performance of the fund's portfolio of more than 3,000 equity holdings is determined principally by broad trends in non-U.S. developed markets

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       4

"Among the largest country components of the primary benchmark, Japanese equities outperformed, while stocks from the United Kingdom underperformed."
rather than the behavior of a limited group of securities in a particular industry, country, or asset class. Within small-cap non-U.S. developed-market equities, the fund is designed to be broadly diversified across countries, sectors, and companies.

While the fund outperformed based on the average return of its peers, as measured by Morningstar, Inc., it underperformed its benchmark for the period. At the country level, what factors had the most significant impact on this result?

In Japan, the largest country component of the benchmark, differences in the composition of the fund's holdings compared with the benchmark's Japanese component detracted from performance. While not as significant a factor, the fund also had a lower weighting than the benchmark in Japan, and this had a slightly negative impact, as Japanese equities generally outperformed. The fund also had a lower weighting in Sweden, which detracted from relative returns, as Sweden significantly outperformed.

On the positive side, differences in the composition of the fund's U.K. equities compared with those of the benchmark had a positive impact on relative performance. In Australia, holdings differences

TOP 10 COUNTRIES AS OF 2/29/16 (%)

Japan	22.2
United Kingdom	16.2
Canada	7.3
Australia	6.7
Germany	6.4
Switzerland	5.5
France	4.9
Italy	3.9
Sweden	3.6
Hong Kong	3.0
TOTAL	79.7
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       5

"The fund's lack of REITs exposure had a negative impact during the period, as REITs are held by the benchmark and generally outperformed the broad index."
versus the benchmark and the fund's slightly higher-than-benchmark weighting contributed positively to relative results. The fund's modest underweight in Canada also aided relative performance, as Canadian stocks underperformed.

At the market capitalization level, were there any significant performance differences versus the benchmark?

Overall, the fund held a higher weight than the benchmark at the smallest levels of the small-cap spectrum, including micro caps. Within this capitalization range, the fund's positions in certain stocks that are not within the benchmark had a positive impact on relative performance overall, as a number of these out-of-benchmark companies outperformed. However, the fund underperformed among larger stocks within the small-cap universe as a result of differences in the composition of the fund's holdings versus the benchmark at that market capitalization level.

What were the significant factors at the sector level?

International real estate investment trusts (REITs) are generally excluded from purchase, although they are included in the benchmark within the financials sector. The fund's lack of REITs exposure had a negative impact during the period, as REITs are held by the benchmark and generally outperformed the broad index. This effect was most pronounced in Japan, where REITs outperformed by a wide margin.

On the positive side, differences in composition of the fund's holdings within the consumer discretionary sector had a beneficial effect on relative results. Holdings differences in the healthcare, information technology, and energy sectors also had a positive impact.

How was the fund positioned at the end of the period?

In keeping with our long-term investment approach, the fund was broadly diversified across small-

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       6

cap stocks in non-U.S. developed markets. Relative to its benchmark, the fund had greater exposure to micro-cap stocks and less exposure to international REITs. The fund held higher weights relative to the benchmark in the industrials, consumer discretionary, and materials sectors. The fund also held a higher weight in Continental Europe relative to the benchmark and a lesser weight in Japan.

MANAGED BY

Joseph H. Chi, CFA On the fund since 2010 Investing since 1999
Jed S. Fogdall On the fund since 2010 Investing since 2004
Henry F. Gray On the fund since 2012 Investing since 1992
Karen E. Umland, CFA On the fund since 2006 Investing since 1988
Arun Keswani, CFA On the fund since 2015 Investing since 2006
Bhanu P. Singh On the fund since 2015 Investing since 2003

The views expressed in this report are exclusively those of Joseph H. Chi, CFA, Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge					Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception		6-month	5-year	Since inception
Class A1	-12.44	0.53	0.99	[2]	-10.58	2.69	10.22	[2]
Class C	-9.37	--	-9.66	[3]	-7.17	--	-15.67	[3]
Class I1,4	-7.53	1.97	1.92	[2]	-5.76	10.23	20.62	[2]
Class NAV[4]	-7.35	2.12	2.07	[2]	-5.66	11.05	22.37	[2]
Index 1†	-6.79	2.55	2.20	[2]	-5.15	13.42	23.92	[2]
Index 2†	-5.15	4.28	2.59	[2]	-4.96	23.30	28.60	[2]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class NAV
Gross (%)	1.46	2.15	1.14	1.03
Net (%)	1.39	2.15	1.14	1.03

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World ex-USA Small Cap Index; Index 2 is the MSCI EAFE Small Cap Index.

See the following page for footnotes.

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This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Small Company Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1($)	Index 2 ($)
Class C5	6-27-14	8,433	8,433	8,803	9,197
Class I1,4	4-28-06	12,062	12,062	12,392	12,860
Class NAV[4]	4-28-06	12,237	12,237	12,392	12,860

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across developed markets countries (excluding the United States).

The MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would result in lower returns.

Prior to June 26, 2014, the fund compared its performance solely to the MSCI EAFE Small Cap Index. From this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World ex-USA Small Cap Index as the primary benchmark index and retained the MSCI EAFE Small Cap Index as the secondary benchmark index to which the fund compares its performance.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A and Class I shares, as applicable.
2	From 4-28-06.
3	From 6-27-14.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$941.30	$6.85	1.42%
Class C	1,000.00	937.70	10.41	2.16%
Class I	1,000.00	942.40	5.55	1.15%
Class NAV	1,000.00	943.40	5.03	1.04%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.80	$7.12	1.42%
Class C	1,000.00	1,014.10	10.82	2.16%
Class I	1,000.00	1,019.10	5.77	1.15%
Class NAV	1,000.00	1,019.70	5.22	1.04%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
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Fund's investments

Summary of fund's investments as of 2-29-16 (unaudited)
(showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

	Shares	Value	% of Net Assets
Common stocks 99.1%		$646,160,710
(Cost $667,457,122)
Australia 6.7%		43,329,107	6.7%
Austria 1.2%		8,004,476	1.2%
Belgium 1.8%		11,633,107	1.8%
Ackermans & van Haaren NV	9,917	1,307,276	0.2%
Umicore SA	28,595	1,290,082	0.2%
OTHER SECURITIES		9,035,749	1.4%
Bermuda 0.2%		1,532,917	0.2%
Hiscox, Ltd.	108,277	1,458,722	0.2%
OTHER SECURITIES		74,195	0.0%
Cambodia 0.0%		292,355	0.0%
Canada 7.3%		47,372,029	7.3%
China 0.1%		669,839	0.1%
Colombia 0.0%		87,642	0.0%
Cyprus 0.0%		13,536	0.0%
Denmark 2.0%		13,238,155	2.0%
Genmab A/S (I)	13,165	1,609,455	0.2%
OTHER SECURITIES		11,628,700	1.8%
Faroe Islands 0.1%		419,352	0.1%
Finland 2.5%		16,509,001	2.5%
Amer Sports OYJ	44,625	1,242,661	0.2%
Elisa OYJ	53,910	1,920,969	0.3%
Nokian Renkaat OYJ	42,106	1,380,171	0.2%
Orion OYJ, Class A	8,890	315,839	0.1%
Orion OYJ, Class B	33,188	1,121,322	0.2%
OTHER SECURITIES		10,528,039	1.5%
France 4.9%		32,156,434	4.9%
Arkema SA	24,445	1,492,449	0.2%
Eiffage SA	18,176	1,288,392	0.2%
Lagardere SCA	50,311	1,450,754	0.2%
Orpea	14,305	1,180,571	0.2%
Technip SA	25,326	1,254,751	0.2%
Teleperformance	23,750	1,833,591	0.3%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       12

	Shares	Value	% of Net Assets
France (continued)
UBISOFT Entertainment (I)	42,866	$1,226,442	0.2%
OTHER SECURITIES		22,429,484	3.4%
Gabon 0.0%		28,900	0.0%
Germany 6.0%		39,251,174	6.0%
Freenet AG	47,633	1,415,163	0.2%
Lanxess AG	37,331	1,545,179	0.3%
LEG Immobilien AG (I)	19,738	1,613,261	0.3%
MTU Aero Engines AG	16,581	1,507,716	0.2%
Rheinmetall AG	16,889	1,199,534	0.2%
OTHER SECURITIES		31,970,321	4.8%
Gibraltar 0.0%		136,309	0.0%
Greece 0.0%		81	0.0%
Greenland 0.0%		1,871	0.0%
Guernsey, Channel Islands 0.0%		18,361	0.0%
Hong Kong 3.0%		19,625,130	3.0%
India 0.0%		154,964	0.0%
Ireland 1.4%		8,927,826	1.4%
DCC PLC	18,410	1,438,756	0.2%
Kingspan Group PLC	48,575	1,222,730	0.2%
Paddy Power Betfair PLC	6,169	936,051	0.2%
Paddy Power Betfair PLC	6,768	1,017,652	0.2%
OTHER SECURITIES		4,312,637	0.6%
Isle of Man 0.2%		1,240,320	0.2%
Israel 0.8%		5,407,268	0.8%
Italy 3.9%		25,506,039	3.9%
Banca Popolare di Milano Scarl	1,882,290	1,294,643	0.2%
Prysmian SpA	72,624	1,474,110	0.2%
OTHER SECURITIES		22,737,286	3.5%
Japan 22.2%		144,556,163	22.2%
Jersey, Channel Islands 0.2%		1,463,782	0.2%
Liechtenstein 0.0%		205,515	0.0%
Luxembourg 0.5%		3,164,983	0.5%
Macau 0.0%		101,984	0.0%
Malaysia 0.0%		26,950	0.0%
Malta 0.2%		952,367	0.2%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       13

	Shares	Value	% of Net Assets
Monaco 0.0%		$43,483	0.0%
Mongolia 0.0%		11,417	0.0%
Netherlands 2.1%		13,826,303	2.1%
New Zealand 1.4%		8,970,765	1.4%
Fisher & Paykel Healthcare Corp., Ltd.	218,033	1,260,607	0.2%
OTHER SECURITIES		7,710,158	1.2%
Norway 0.7%		4,277,718	0.7%
Peru 0.0%		66,032	0.0%
Philippines 0.0%		31,972	0.0%
Portugal 0.4%		2,694,179	0.4%
Singapore 1.3%		8,361,054	1.3%
South Africa 0.1%		319,097	0.1%
Spain 2.4%		15,302,095	2.4%
Gamesa Corporacion Tecnologica SA	102,613	1,929,996	0.3%
OTHER SECURITIES		13,372,099	2.1%
Sweden 3.6%		23,354,941	3.6%
Switzerland 5.5%		35,726,707	5.5%
Baloise Holding AG	14,892	1,873,249	0.3%
Flughafen Zuerich AG	1,675	1,328,799	0.2%
Helvetia Holding AG	2,968	1,568,087	0.3%
Straumann Holding AG	4,190	1,356,210	0.2%
OTHER SECURITIES		29,600,362	4.5%
Thailand 0.0%		4,585	0.0%
United Arab Emirates 0.0%		138,276	0.0%
United Kingdom 16.2%		105,439,993	16.2%
Bellway PLC	48,942	1,741,339	0.3%
Booker Group PLC	559,448	1,288,435	0.2%
Cobham PLC	402,710	1,439,769	0.2%
DS Smith PLC	359,113	1,933,646	0.3%
Greene King PLC	123,392	1,550,105	0.2%
Halma PLC	138,294	1,700,823	0.3%
Henderson Group PLC	417,338	1,354,951	0.2%
Howden Joinery Group PLC	245,429	1,674,570	0.3%
ICAP PLC	196,976	1,185,904	0.2%
IG Group Holdings PLC	132,851	1,400,493	0.2%
Inchcape PLC	147,802	1,510,629	0.2%
Informa PLC	199,727	1,902,223	0.3%
Man Group PLC	602,130	1,283,992	0.2%
Pennon Group PLC	142,978	1,612,305	0.3%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       14

			Shares	Value	% of Net Assets
United Kingdom (continued)
Rentokil Initial PLC			654,632	$1,505,246	0.2%
Rightmove PLC			35,285	1,919,909	0.3%
Tate & Lyle PLC			145,561	1,182,774	0.2%
UBM PLC			152,541	1,246,446	0.2%
William Hill PLC			311,203	1,769,914	0.3%
OTHER SECURITIES				76,236,520	11.6%
United States 0.2%				1,564,156	0.2%
Preferred securities 0.4%				$2,234,172
(Cost $2,234,519)
Germany 0.4%				2,234,172	0.4%
Rights 0.0%				$3,772	0.0%
Rights 0.0%				$3,772	0.0%
Warrants 0.0%				$1,088	0.0%
Warrants 0.0%				$1,088	0.0%
	Yield (%)		Shares	Value	% of Net Assets
Securities lending collateral 4.9%				$32,120,065
(Cost $32,119,320)
John Hancock Collateral Trust (W)	0.4639(Y	)	3,210,305	32,120,065	4.9%
Short-term investments 0.1%				$672,268
(Cost $672,268)
Money market funds 0.1%				672,268	0.1%
Total investments (Cost $702,497,445)† 104.5%				$681,192,075	104.5%
Other assets and liabilities, net (4.5%)				(29,238,558)	(4.5)%
Total net assets 100.0%				$651,953,517	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $705,629,470. Net unrealized depreciation aggregated to $24,437,395, of which $108,130,919 related to appreciated investment securities and $132,568,314 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $670,378,125) including $30,114,314 of securities loaned	$649,072,010
Affiliated investments, at value (Cost $32,119,320)	32,120,065
Total investments, at value (Cost $702,497,445)	681,192,075
Foreign currency, at value (Cost $2,796,899)	2,748,056
Receivable for investments sold	1,094,443
Receivable for fund shares sold	281,749
Dividends and interest receivable	1,034,929
Receivable for securities lending income	66,022
Receivable due from advisor	32
Other receivables and prepaid expenses	25,687
Total assets	686,442,993
Liabilities
Payable for investments purchased	1,941,543
Payable for fund shares repurchased	241,733
Payable upon return of securities loaned	32,125,801
Payable to affiliates
Accounting and legal services fees	11,580
Transfer agent fees	481
Trustees' fees	142
Other liabilities and accrued expenses	168,196
Total liabilities	34,489,476
Net assets	$651,953,517
Net assets consist of
Paid-in capital	$752,804,375
Accumulated distributions in excess of net investment income	(1,858,416)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(77,635,740)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(21,356,702)
Net assets	$651,953,517

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       16

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($3,937,851 ÷ 428,531 shares)[1]	$9.19
Class C ($1,712,082 ÷ 185,780 shares)[1]	$9.22
Class I ($368,726 ÷ 40,191 shares)	$9.17
Class NAV ($645,934,858 ÷ 70,384,724 shares)	$9.18
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$9.67

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       17

STATEMENT OF OPERATIONS   For the six months ended 2-29-16 (unaudited)

Investment income
Dividends	$6,900,861
Securities lending	456,045
Interest	1,357
Less foreign taxes withheld	(381,530)
Total investment income	6,976,733
Expenses
Investment management fees	3,262,744
Distribution and service fees	10,271
Accounting and legal services fees	42,795
Transfer agent fees	2,295
Trustees' fees	5,768
State registration fees	26,793
Printing and postage	2,200
Professional fees	37,197
Custodian fees	176,432
Registration and filing fees	17,381
Other	23,281
Total expenses	3,607,157
Less expense reductions	(25,522)
Net expenses	3,581,635
Net investment income	3,395,098
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,337,281
Affiliated investments	(314)
2,336,967
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(44,211,010)
Affiliated investments	772
(44,210,238)
Net realized and unrealized loss	(41,873,271)
Decrease in net assets from operations	($38,478,173)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$3,395,098	$10,240,753
Net realized gain	2,336,967	16,874,607
Change in net unrealized appreciation (depreciation)	(44,210,238)	(73,279,729)
Decrease in net assets resulting from operations	(38,478,173)	(46,164,369)
Distributions to shareholders
From net investment income
Class A	(21,177)	(46,520)
Class C	(6,121)	(1,293)
Class I	(4,949)	(2,928)
Class NAV	(10,705,299)	(9,861,831)
Total distributions	(10,737,546)	(9,912,572)
From fund share transactions	(2,406,927)	167,227,097
Total increase (decrease)	(51,622,646)	111,150,156
Net assets
Beginning of period	703,576,163	592,426,007
End of period	$651,953,517	$703,576,163
Undistributed (accumulated distributions in excess of) net investment income	($1,858,416)	$5,484,032

SEE NOTES TO FINANCIAL STATEMENTS
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Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$9.87		$10.79	$9.11	$8.50
Net investment income[3]	0.03		0.11	0.18	—	[4]
Net realized and unrealized gain (loss) on investments	(0.60)		(0.91)	1.58	0.61
Total from investment operations	(0.57)		(0.80)	1.76	0.61
Less distributions
From net investment income	(0.11)		(0.12)	(0.08)	—
Net asset value, end of period	$9.19		$9.87	$10.79	$9.11
Total return (%)[5,6]	(5.87	) [7]	(7.42)	19.40	7.18	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$4		$2	$5	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47	[9]	1.65	2.41	18.73	[9]
Expenses including reductions	1.42	[9]	1.63	1.63	1.63	[9]
Net investment income	0.66	[9]	1.07	1.67	0.08	[9]
Portfolio turnover (%)	6		11	11	9	[10]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class A shares is 6-27-13.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Less than $500,000.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       20

Class C Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$9.87		$10.77	$11.02
Net investment income (loss)[3]	(0.01)		0.07	(0.01)
Net realized and unrealized loss on investments	(0.60)		(0.93)	(0.24)
Total from investment operations	(0.61)		(0.86)	(0.25)
Less distributions
From net investment income	(0.04)		(0.04)	—
Net asset value, end of period	$9.22		$9.87	$10.77
Total return (%)[4,5]	(6.23	) [6]	(7.97)	(2.27	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17	[8]	3.13	17.76	[8]
Expenses including reductions	2.16	[8]	2.35	2.35	[8]
Net investment income (loss)	(0.15	) [8]	0.65	(0.71	) [8]
Portfolio turnover (%)	6		11	11	[9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class C shares is 6-27-14.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       21

Class I Shares Period ended	2-29-16	[1]	8-31-15	8-31-14		8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$9.88		$10.79	$9.12		$8.50
Net investment income[3]	0.05		0.18	0.16		0.01
Net realized and unrealized gain (loss) on investments	(0.62)		(0.93)	1.63		0.61
Total from investment operations	(0.57)		(0.75)	1.79		0.62
Less distributions
From net investment income	(0.14)		(0.16)	(0.12)		—
Net asset value, end of period	$9.17		$9.88	$10.79		$9.12
Total return (%)[4]	(5.76	) [5]	(6.92)	19.71		7.29	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	$1	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	[7]	2.72	14.40		18.78	[7]
Expenses including reductions	1.15	[7]	1.23	1.23		1.23	[7]
Net investment income	1.01	[7]	1.76	1.49		0.47	[7]
Portfolio turnover (%)	6		11	11		9	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class I shares is 6-27-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       22

Class NAV Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$9.88		$10.80	$9.12	$7.59	$8.15	$7.08
Net investment income[2]	0.05		0.17	0.17	0.15	0.14	0.14
Net realized and unrealized gain (loss) on investments	(0.60)		(0.92)	1.64	1.52	(0.55)	1.08
Total from investment operations	(0.55)		(0.75)	1.81	1.67	(0.41)	1.22
Less distributions
From net investment income	(0.15)		(0.17)	(0.13)	(0.14)	(0.15)	(0.15)
Net asset value, end of period	$9.18		$9.88	$10.80	$9.12	$7.59	$8.15
Total return (%)[3]	(5.66	) [4]	(6.87)	19.98	22.17	(4.87)	17.11
Ratios and supplemental data
Net assets, end of period (in millions)	$646		$700	$587	$518	$250	$191
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[5]	1.06	1.10	1.09	1.09	1.09
Expenses including reductions	1.04	[5]	1.05	1.09	1.09	1.09	1.09
Net investment income	0.99	[5]	1.66	1.57	1.73	1.91	1.61
Portfolio turnover (%)	6		11	11	9	9	14

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       24

includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$43,329,107	$383,067	$42,752,078	$193,962
Austria	8,004,476	—	8,004,476	—
Belgium	11,633,107	—	11,633,107	—
Bermuda	1,532,917	—	1,532,917	—
Cambodia	292,355	—	292,355	—
Canada	47,372,029	47,368,897	1,433	1,699
China	669,839	167,083	502,756	—
Colombia	87,642	87,642	—	—
Cyprus	13,536	—	13,536	—
Denmark	13,238,155	—	13,238,155	—
Faroe Islands	419,352	—	419,352	—
Finland	16,509,001	—	16,506,016	2,985
France	32,156,434	—	32,156,434	—
Gabon	28,900	—	28,900	—
Germany	39,251,174	12,298	39,238,876	—
Gibraltar	136,309	—	136,309	—
Greece	81	—	—	81
Greenland	1,871	—	1,871	—
Guernsey, Channel Islands	18,361	—	18,361	—
Hong Kong	19,625,130	6,267	19,553,555	65,308
India	154,964	—	154,964	—
Ireland	8,927,826	—	8,927,826	—
Isle of Man	1,240,320	—	1,240,320	—
Israel	5,407,268	83,020	5,324,248	—
Italy	25,506,039	—	25,460,185	45,854
Japan	144,556,163	—	144,556,163	—
Jersey, Channel Islands	1,463,782	—	1,463,782	—
Liechtenstein	205,515	—	205,515	—
Luxembourg	3,164,983	—	3,164,983	—
Macau	101,984	—	101,984	—
Malaysia	26,950	—	26,950	—
Malta	952,367	—	952,367	—

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       25

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Monaco	43,483	—	43,483	—
Mongolia	11,417	—	11,417	—
Netherlands	13,826,303	—	13,826,303	—
New Zealand	8,970,765	—	8,970,765	—
Norway	4,277,718	—	4,277,718	—
Peru	66,032	—	66,032	—
Philippines	31,972	—	31,972	—
Portugal	2,694,179	—	2,694,179	—
Singapore	8,361,054	—	8,361,054	—
South Africa	319,097	—	319,097	—
Spain	15,302,095	—	15,302,095	—
Sweden	23,354,941	—	23,354,941	—
Switzerland	35,726,707	69,854	35,656,853	—
Thailand	4,585	—	4,585	—
United Arab Emirates	138,276	—	138,276	—
United Kingdom	105,439,993	268,235	105,163,015	8,743
United States	1,564,156	932,017	632,139	—
Preferred securities	2,234,172	—	2,234,172	—
Rights	3,772	1,473	375	1,924
Warrants	1,088	1,088	—	—
Securities lending collateral	32,120,065	32,120,065	—	—
Short-term investments	672,268	672,268	—	—
Total investments in securities	$681,192,075	$82,173,274	$598,698,245	$320,556

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       26

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2016 the fund loaned common stocks valued at $30,114,314 and received $32,125,801 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months February 29, 2016 ended were $895.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

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Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2015, the fund has a short-term capital loss carryforward of $78,647,279 available to offset future net realized capital gains, which expires on August 31, 2018.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies, wash sale loss deferrals and other loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: 0.950% of the fund's aggregate net assets. Aggregate net assets include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       28

February 29, 2016 this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.39% for Class A, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and expenses, short dividend expense and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The current expense limitation agreement expires on December 31, 2016, unless renewed by the mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2016 Class A, Class C, and Class I shares had fee waivers and/or reimbursement such that the expenses would not exceed 1.63%, 2.35%, and 1.23% of average net assets, respectively.

Additionally, the Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, Rule 12b-1 fees, transfer agent fees and service fees, short dividend expense, and acquired fund fees.

For the six months ended February 29, 2016, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$484	Class NAV	$24,972
Class C	54	Total	$25,522
Class I	12

The investment management fees, included the impact of the waivers and reimbursement s as described above, incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 0.94% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets of 0.30% for Class A shares and 1.00% for Class C shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $45,767 for the six months ended February 29, 2016. Of this amount, $7,944 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $37,424 was paid as sales commissions to broker-dealers and $1,399 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       29

redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2016, CDSCs received by the Distributor amounted to $99 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$2,862	$1,184
Class C	7,409	920
Class I	—	191
Total	$10,271	$2,295

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	292,700	$2,709,329	97,775	$996,344
Distributions reinvested	2,139	21,177	4,861	46,520
Repurchased	(18,812)	(181,638)	(456,495)	(4,682,947)
Net increase (decrease)	276,027	$2,548,868	(353,859)	($3,640,083)
Class C shares
Sold	74,005	$710,039	130,361	$1,310,549
Distributions reinvested	616	6,121	97	929
Repurchased	(12,532)	(119,675)	(16,288)	(164,834)
Net increase	62,089	$596,485	114,170	$1,146,644
Class I shares
Sold	23,982	$231,001	73,571	$750,702
Distributions reinvested	501	4,949	113	1,075
Repurchased	(41,566)	(397,022)	(40,201)	(400,152)
Net increase (decrease)	(17,083)	($161,072)	33,483	$351,625

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       30

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,712,860	$16,378,106	15,984,628	$164,250,106
Distributions reinvested	1,083,532	10,705,299	1,033,735	9,861,831
Repurchased	(3,269,962)	(32,474,613)	(484,855)	(4,743,026)
Net increase (decrease)	(473,570)	($5,391,208)	16,533,508	$169,368,911
Total net increase (decrease)	(152,537)	($2,406,927)	16,327,302	$167,227,097

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on February 29, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $41,359,601 and $50,788,596, respectively, for the six months ended February 29, 2016.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 99.1% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Lifestyle Funds II Growth Portfolio	36.3%
John Hancock Lifestyle Funds II Balanced Portfolio	24.8%
John Hancock Lifestyle Funds II Aggressive Portfolio	14.7%

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       31

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279522	424SA 2/16 4/16

John Hancock

Natural Resources Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The period covered by this report was a challenging one for investors in global equities. Oil prices hit multi-year lows before rebounding in February. Concerns about slowing global growth added to negative investor psychology, and stock prices fell around the world. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continued to stimulate growth and to signal that they will take action to support economies and markets.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Natural Resources Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
22	Notes to financial statements
29	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The Blended Index (gross of foreign withholding tax on dividends) comprises 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 1-4-10. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

A difficult investment environment

The backdrop remained challenging for energy and metals/mining stocks, which together make up the vast majority of the fund's investments.

Strength from precious metals

Although materials stocks struggled overall, precious metals was one performance bright spot in the sector.

Maintaining a disciplined strategy

In a difficult environment, we have opted to maintain the portfolio's existing positioning, with an emphasis on higher-quality energy producers and equipment and services companies.

INDUSTRY COMPOSITION AS OF 2/29/16 (%)

A note about risks

The natural resources industry can be significantly affected by global, political, and environmental developments and by commodity prices. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that is diversified across industries. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Currency transactions are affected by fluctuations in exchange rates. A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when fund shares are held in a taxable account. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       3

Discussion of fund performance

An interview with Portfolio Manager Neil P. Brown, CFA, Jennison Associates LLC

Neil P. Brown, CFA
Portfolio Manager
Jennison Associates LLC

How would you describe the market backdrop for natural resource stocks for the six months ended February 29, 2016?

The backdrop remained challenging for energy and metals/mining stocks, which together make up the vast majority of the fund's investments. Oil and natural gas prices continued to plunge for most of the period, although in its final weeks oil managed to recover a portion of its losses.

The negative performance continued to reflect a persistent imbalance between the supply of the commodities and the demand for them. On the demand side, a sluggish global economy, coupled with concerns about future weakness, especially in China, led investors to anticipate less need for oil and other resources. Meanwhile, U.S. shale oil supply didn't fall as quickly as most expected, while OPEC, led by Saudi Arabia and, to a lesser extent, Iraq, continued to maintain its production, further pushing down the price of the commodity. Markets anticipated even more supply down the road with the January removal of economic sanctions on another major oil producer, Iran.

Worries about China particularly weighed on industrial metals companies, whose stocks also struggled, albeit less than those in the energy sector. Chinese demand is a key factor behind the health of the markets for iron ore, copper, and other materials, and the country's decelerating economic growth weighed on the performance on mining firms.

Precious metals was one bright spot in the materials sector. Late in the period, the price of gold rose, as this commodity became more attractive to investors amid negative interest rates in Japan and Europe and a recovering U.S. economy that had the potential to trigger inflation in the future. For the six-month time frame, the price of gold was up 9%.

Overall, the energy component of the fund's primary benchmark, the MSCI World Energy Index, lost 10.71%, while the metals component of the index, the MSCI World Metals & Mining Index, a secondary benchmark, declined 12.96%. The blended index fell 11.73%.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       4

In light of the fund's disappointing showing, what was your management approach?

We wish the fund had performed better, both on an absolute basis and relative to the benchmark. But we maintain a consistent approach to managing the fund and believe it is in the best interests of our shareholders to stick to our approach to the asset class, even in difficult times.

In following our investment philosophy, we seek attractive growth opportunities, emphasizing firms we believe can generate long-term value by increasing production or reserves at low cost. This process often leads us away from large, multinational companies with good cash flow but limited growth potential. For example, the fund did not own Exxon Mobil Corp., a huge benchmark component. Because Exxon Mobil was perceived to be a relatively defensive way to invest in the energy sector, its stock held up relatively well for the six months, and not owning it detracted from results compared with the index.

During the period, the fund had a large allocation to energy exploration and production companies. In this area of the market, we favor firms we believe can increase their current production while also being able to convert likely reserves into proven future reserves.

Another aspect of our approach is to recognize that some companies offer moderate growth opportunities, while others offer the potential for faster expansion, albeit at more risk to investors. To attempt to manage this risk, we will normally maintain exposure to both types of stocks.

Finally, we have a patient, long-term approach to investing. In evaluating companies' potential to generate production and reserve growth, we typically have a time frame of 12 to 18 months or more, and we are willing to hold stocks for an extended period if we believe that doing so may eventually reward the fund's shareholders. That said, we will not hesitate to sell stocks if new information emerges that causes us to rethink our investment.

TOP 10 HOLDINGS AS OF 2/29/16 (%)

Concho Resources, Inc.	4.3
Schlumberger, Ltd.	3.9
Randgold Resources, Ltd., ADR	3.4
Noble Energy, Inc.	3.4
EOG Resources, Inc.	3.4
Halliburton Company	3.2
Phillips 66	3.0
Cameron International Corp.	3.0
Suncor Energy, Inc.	3.0
Occidental Petroleum Corp.	2.9
TOTAL	33.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       5

Relative to the fund's benchmark, what were the biggest performance challenges?

Nearly all of the fund's relative underperformance came from poor stock selection in the oil, gas, and consumable fuels industry within the energy sector. More than half of the fund was invested in this group, on average, during the period.

Among the fund's biggest relative detractors were Anadarko Petroleum Corp., Devon Energy Corp., Concho Resources, Inc., Range Resources Corp., and Laredo Petroleum, Inc. All are shale energy exploration and production companies that conduct all or most of their operations in the United States. The stocks were hard hit by the plummeting price of oil coupled with the market's simultaneous concern about companies' debt levels and, to a lesser extent, declining U.S. production volumes.

At period end, we maintained the fund's position in each of these investments, as we believed the companies had sufficiently strong balance sheets that may enable them to emerge from an extended period of low oil prices better positioned than competitors.

Other notable relative detractors this period included energy refining companies Marathon Petroleum Corp. and Western Refining, Inc. As gasoline prices moved lower, these and other refiners saw a less profitable busines environment. In both cases, however, we believed the companies would be well situated to benefit should oil prices recover off their current low levels.

What contributed to relative performance?

The biggest boost came from the fund's exposure to certain gold stocks, which benefited from the precious metal's price rise late in the period.

Investments in Barrick Gold Corp., Randgold Resources, Ltd., and Agnico Eagle Mines, Ltd., were especially beneficial. All three stocks produced very large gains, benefiting from the higher gold

COUNTRY COMPOSITION AS OF 2/29/16 (%)

United States	72.8
Canada	15.4
Jersey, Channel Islands	3.4
Netherlands	2.1
Peru	1.4
United Kingdom	1.3
Switzerland	1.1
Other countries	2.5
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       6

price. In addition, cost-cutting measures implemented during the gold market downturn have helped make the companies more profitable as the price of gold has risen.

How was the fund positioned at period end?

How investors value energy stocks today is a function of what they see ahead for oil prices. For example, if you expect oil to remain steady or decline in value, you will probably consider valuations as of period end to be relatively expensive and anticipate limited growth from companies in the sector. If, however, you expect oil to rise a healthy amount from current levels, then you will probably be optimistic about the sector's performance potential, as energy producers would see higher revenue and the potential for increased growth in production and improvements in their balance sheets.

In our view, energy investors have priced in significant downside risk. We believe that even a modest increase in demand coupled with continued contraction of supply among U.S. shale producers would be positive factors for the market that may not yet be reflected in companies' share prices.

In this environment, we have opted to maintain the portfolio's existing positioning, with an emphasis on higher-quality energy producers and equipment and services companies that we believe may be in a good position to benefit to a degree if market conditions become even modestly more favorable.

MANAGED BY

Neil P. Brown, CFA On the fund since 2014 Investing since 1997
Jay Saunders On the fund since 2014 Investing since 1994

The views expressed in this report are exclusively those of Neil P. Brown, CFA, Jennison Associates LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-37.26	-18.13	-5.88	-23.07	-63.21	-45.45
Class I1,2	-33.87	-17.11	-4.99	-18.86	-60.87	-40.05
Class 1[2]	-33.71	-16.89	-4.83	-18.80	-60.35	-39.02
Class NAV[2]	-33.62	-16.83	-4.77	-18.77	-60.21	-38.67
Index 1†	-24.45	-6.19	0.83	-10.71	-27.36	8.66
Index 2†	-39.68	-19.70	-4.87	-12.96	-66.61	-39.33
Index 3†	-31.58	-12.48	-1.98	-11.73	-48.64	-18.16

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class 1	Class NAV
Gross (%)	1.46	1.16	1.08	1.03
Net (%)	1.37	1.07	0.99	0.94

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World Energy Index; Index 2 is the MSCI World Metals & Mining Index; Index 3 is a 60%/40% blend of Index 1 and Index 2, respectively.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Natural Resources Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class I1,2	2-28-06	5,995	5,995	10,866	6,067	8,184
Class 1[2]	2-28-06	6,098	6,098	10,866	6,067	8,184
Class NAV[2]	2-28-06	6,133	6,133	10,866	6,067	8,184

The MSCI World Energy Index (gross of foreign withholding tax on dividends) consists of all the companies in the Energy sector of the MSCI World Index.

The MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) consists of all the companies in the Metals & Mining industry of the MSCI World Index.

The Blended Index (gross of foreign withholding tax on dividends) comprises 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 1-4-10. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A and Class I shares, as applicable.
2	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$810.10	$6.21	1.38%
Class I	1,000.00	811.40	4.77	1.06%
Class 1	1,000.00	812.00	4.55	1.01%
Class NAV	1,000.00	812.30	4.33	0.96%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

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Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,2018.00	$6.92	1.38%
Class I	1,000.00	1,019.60	5.32	1.06%
Class 1	1,000.00	1,019.80	5.07	1.01%
Class NAV	1,000.00	1,020.10	4.82	0.96%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
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Fund's investments

As of 2-29-16 (unaudited)
	Shares	Value
Common stocks 96.8%		$495,682,363
(Cost $870,204,561)
Consumer staples 0.8%		4,185,591
Food products 0.8%
Adecoagro SA (I)	320,981	4,185,591
Energy 67.0%		343,098,371
Energy equipment and services 18.1%
Cameron International Corp. (I)	232,295	15,229,260
Core Laboratories NV (L)	36,493	3,829,575
Dril-Quip, Inc. (I)	151,954	8,243,505
FMC Technologies, Inc. (I)	317,650	7,791,955
Halliburton Company	512,274	16,536,205
Independence Contract Drilling, Inc. (I)(L)	398,644	1,534,779
Patterson-UTI Energy, Inc.	634,769	9,864,310
Rowan Companies PLC, Class A	186,318	2,481,756
RPC, Inc. (L)	366,766	4,977,015
Schlumberger, Ltd.	277,224	19,882,504
Superior Energy Services, Inc.	226,967	2,333,221
Oil, gas and consumable fuels 48.9%
Africa Oil Corp. (I)(L)	274,700	353,273
Anadarko Petroleum Corp.	325,737	12,361,719
Bankers Petroleum, Ltd. (I)	943,460	634,552
California Resources Corp.	20,542	11,547
Cimarex Energy Company	135,154	11,356,991
Cobalt International Energy, Inc. (I)	713,124	1,896,910
Concho Resources, Inc. (I)	242,144	21,851,075
CONSOL Energy, Inc. (L)	311,768	2,690,558
Continental Resources, Inc. (I)	158,952	3,684,507
Crew Energy, Inc. (I)	589,683	1,394,668
Devon Energy Corp.	361,521	7,114,733
EOG Resources, Inc.	266,016	17,221,876
Euronav NV (L)	322,575	3,232,202
Genel Energy PLC (I)	499,466	511,009
Gulfport Energy Corp. (I)	202,730	4,865,520
Hess Corp.	237,671	10,362,456
Kosmos Energy, Ltd. (I)	463,797	2,263,329
Laredo Petroleum, Inc. (I)(L)	531,185	2,714,355
Lekoil, Ltd. (I)(L)	6,266,095	1,309,929
Marathon Oil Corp.	711,586	5,842,121
Marathon Petroleum Corp.	231,983	7,945,418
MEG Energy Corp. (I)(L)	433,646	1,362,155

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       12

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Newfield Exploration Company (I)	366,817	$9,988,427
Noble Energy, Inc.	594,667	17,542,677
Oasis Petroleum, Inc. (I)(L)	62,273	335,651
Occidental Petroleum Corp.	218,531	15,039,303
Oil Search, Ltd.	879,891	4,161,492
PDC Energy, Inc. (I)	209,830	10,514,581
Phillips 66	192,073	15,248,675
Pioneer Natural Resources Company	87,223	10,512,988
Range Resources Corp. (L)	269,358	6,391,865
Rice Energy, Inc. (I)	363,356	3,328,341
Royal Dutch Shell PLC, Class A	141,855	3,231,491
Seven Generations Energy, Ltd., Class A (I)	311,846	3,579,430
Suncor Energy, Inc.	618,433	15,139,240
Valero Energy Corp.	108,291	6,506,123
Western Refining, Inc.	188,590	5,029,695
WPX Energy, Inc. (I)	696,692	2,863,404
Materials 28.2%		144,466,156
Chemicals 6.4%
Air Products & Chemicals, Inc.	35,726	4,732,623
Celanese Corp., Series A	66,353	4,003,740
FMC Corp.	179,845	6,769,366
Potash Corp. of Saskatchewan, Inc.	304,241	5,153,843
The Dow Chemical Company	146,473	7,120,053
W.R. Grace & Company (I)	73,107	5,025,375
Metals and mining 21.8%
Agnico Eagle Mines, Ltd. (L)	290,522	10,226,374
Alacer Gold Corp. (I)(L)	1,841,775	3,688,995
B2Gold Corp. (I)(L)	2,981,985	3,328,010
Barrick Gold Corp. (L)	993,349	13,797,618
Constellium NV, Class A (I)	738,415	3,854,526
Eldorado Gold Corp.	1,529,774	4,579,146
First Quantum Minerals, Ltd. (L)	1,038,772	3,785,030
Freeport-McMoRan, Inc. (L)	290,595	2,217,240
Glencore PLC (I)	2,974,195	5,459,863
Guyana Goldfields, Inc. (I)(L)	1,140,318	3,666,211
Ivanhoe Mines, Ltd., Class A (I)(L)	923,288	464,032
Lundin Mining Corp. (I)	2,558,108	7,109,007
Randgold Resources, Ltd., ADR	192,284	17,545,915
Reliance Steel & Aluminum Company	164,768	10,032,724
Rio Tinto PLC, ADR (L)	235,819	6,154,876
Silver Wheaton Corp.	268,996	4,231,307
Southern Copper Corp. (L)	296,740	7,103,956

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       13

		Shares	Value
Materials (continued)
Metals and mining (continued)
Tahoe Resources, Inc.		477,641	$4,416,326
Utilities 0.8%			3,932,245
Independent power and renewable electricity producers 0.8%
NextEra Energy Partners LP		151,590	3,932,245
	Yield (%)	Shares	Value
Securities lending collateral 12.4%			$63,728,870
(Cost $63,727,673)
John Hancock Collateral Trust (W)	0.4639(Y)	6,369,511	63,728,870
		Par value^	Value
Short-term investments 0.7%			$3,482,000
(Cost $3,482,000)
Repurchase agreement 0.7%			3,482,000
Repurchase Agreement with State Street Corp. dated 2-29-16 at 0.030% to be repurchased at $3,482,003 on 3-1-16, collateralized by $3,560,000 U.S. Treasury Notes, 0.625% due 6-30-17 (valued at $3,555,550, including interest)		3,482,000	3,482,000
Total investments (Cost $937,414,234)† 109.9%			$562,893,233
Other assets and liabilities, net (9.9%)			($50,748,333)
Total net assets 100.0%			$512,144,900

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-29-16.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $943,673,095. Net unrealized depreciation aggregated to $380,779,862, of which $4,467,360 related to appreciated investment securities and $385,247,222 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $873,686,561) including $61,970,496 of securities loaned	$499,164,363
Affiliated investments, at value (Cost $63,727,673)	63,728,870
Total investments, at value (Cost $937,414,234)	562,893,233
Cash	18,209,711
Foreign currency, at value (Cost $10)	10
Receivable for investments sold	4,625,621
Dividends and interest receivable	956,361
Receivable for securities lending income	32,255
Other receivables and prepaid expenses	31,852
Total assets	586,749,043
Liabilities
Payable for investments purchased	10,518,728
Payable for fund shares repurchased	279,656
Payable upon return of securities loaned	63,732,835
Payable to affiliates
Accounting and legal services fees	8,110
Transfer agent fees	250
Trustees' fees	326
Other liabilities and accrued expenses	64,238
Total liabilities	74,604,143
Net assets	$512,144,900
Net assets consist of
Paid-in capital	$1,100,123,887
Undistributed net investment income	412,859
Accumulated net realized gain (loss) on investments and foreign currency transactions	(213,851,624)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(374,540,222)
Net assets	$512,144,900

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($2,807,395 ÷ 323,646 shares)[1]	$8.67
Class I ($85,934 ÷ 9,934 shares)	$8.65
Class 1 ($67,883,900 ÷ 7,772,896 shares)	$8.73
Class NAV ($441,367,671 ÷ 50,928,550 shares)	$8.67
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.13

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       15

STATEMENT OF OPERATIONS  For the six months ended 2-29-16 (unaudited)

Investment income
Dividends	$4,874,681
Securities lending	345,693
Interest	487
Less foreign taxes withheld	(145,339)
Total investment income	5,075,522
Expenses
Investment management fees	2,792,850
Distribution and service fees	23,260
Accounting and legal services fees	34,457
Transfer agent fees	2,387
Trustees' fees	5,741
State registration fees	22,744
Printing and postage	4,168
Professional fees	30,165
Custodian fees	40,103
Registration and filing fees	17,128
Other	7,631
Total expenses	2,980,634
Less expense reductions	(268,173)
Net expenses	2,712,461
Net investment income	2,363,061
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(74,818,303)
Affiliated investments	(189)
(74,818,492)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(45,018,052)
Affiliated investments	2,158
(45,015,894)
Net realized and unrealized loss	(119,834,386)
Decrease in net assets from operations	($117,471,325)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$2,363,061	$3,659,489
Net realized loss	(74,818,492)	(81,755,500)
Change in net unrealized appreciation (depreciation)	(45,015,894)	(334,675,355)
Decrease in net assets resulting from operations	(117,471,325)	(412,771,366)
Distributions to shareholders
From net investment income
Class A	(16,502)	—
Class I	(834)	(505)
Class R6	—	(467)
Class 1	(631,202)	(476,082)
Class NAV	(4,760,760)	(3,116,076)
Total distributions	(5,409,298)	(3,593,130)
From fund share transactions	9,204,401	97,009,132
Total decrease	(113,676,222)	(319,355,364)
Net assets
Beginning of period	625,821,122	945,176,486
End of period	$512,144,900	$625,821,122
Undistributed net investment income	$412,859	$3,459,096

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       17

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.75		$18.72	$16.33	$16.04	$21.13	$18.34
Net investment income[2]	0.02		— [3]	0.01	0.01	0.06	0.03
Net realized and unrealized gain (loss) on investments	(2.06)		(7.97)	2.41	0.30	(3.04)	2.80
Total from investment operations	(2.04)		(7.97)	2.42	0.31	(2.98)	2.83
Less distributions
From net investment income	(0.04)		—	(0.03)	(0.02)	(0.04)	—
From net realized gain	—		—	—	—	(2.07)	(0.04)
Total distributions	(0.04)		—	(0.03)	(0.02)	(2.11)	(0.04)
Net asset value, end of period	$8.67		$10.75	$18.72	$16.33	$16.04	$21.13
Total return (%)[4,5]	(18.99	) [6]	(42.57)	14.87	1.92	(14.60)	15.41
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$5	$12	$9	$11	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47	[7]	1.58	1.77	1.77	1.82	1.77
Expenses including reductions	1.38	[7]	1.47	1.58	1.58	1.60	1.60
Net investment income (loss)	0.43	[7]	(0.02)	0.07	0.03	0.37	0.13
Portfolio turnover (%)	12		25	193	66	176	85

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       18

Class I Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.75		$18.74	$16.35	$16.06	$21.18	$18.37
Net investment income[2]	0.04		0.01	0.07	0.04	0.11	0.12
Net realized and unrealized gain (loss) on investments	(2.06)		(7.98)	2.39	0.30	(3.06)	2.79
Total from investment operations	(2.02)		(7.97)	2.46	0.34	(2.95)	2.91
Less distributions
From net investment income	(0.08)		(0.02)	(0.07)	(0.05)	(0.10)	(0.06)
From net realized gain	—		—	—	—	(2.07)	(0.04)
Total distributions	(0.08)		(0.02)	(0.07)	(0.05)	(2.17)	(0.10)
Net asset value, end of period	$8.65		$10.75	$18.74	$16.35	$16.06	$21.18
Total return (%)[3]	(18.86	) [4]	(42.54)	15.08	2.12	(14.39)	15.79
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]	— [5]	$1	$7	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	[6]	3.09	2.21	1.40	1.43	1.53
Expenses including reductions	1.06	[6]	1.38	1.38	1.38	1.37	1.30
Net investment income	0.76	[6]	0.06	0.39	0.24	0.65	0.54
Portfolio turnover (%)	12		25	193	66	176	85

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       19

Class 1 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.85		$18.92	$16.50	$16.20	$21.35	$18.51
Net investment income[2]	0.04		0.07	0.11	0.08	0.15	0.12
Net realized and unrealized gain (loss) on investments	(2.07)		(8.07)	2.42	0.32	(3.09)	2.86
Total from investment operations	(2.03)		(8.00)	2.53	0.40	(2.94)	2.98
Less distributions
From net investment income	(0.09)		(0.07)	(0.11)	(0.10)	(0.14)	(0.10)
From net realized gain	—		—	—	—	(2.07)	(0.04)
Total distributions	(0.09)		(0.07)	(0.11)	(0.10)	(2.21)	(0.14)
Net asset value, end of period	$8.73		$10.85	$18.92	$16.50	$16.20	$21.35
Total return (%)[3]	(18.80	) [4]	(42.35)	15.44	2.44	(14.21)	16.02
Ratios and supplemental data
Net assets, end of period (in millions)	$68		$77	$135	$128	$152	$194
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	[5]	1.08	1.12	1.13	1.12	1.12
Expenses including reductions	1.01	[5]	0.98	1.06	1.11	1.11	1.12
Net investment income	0.80	[5]	0.50	0.61	0.50	0.84	0.54
Portfolio turnover (%)	12		25	193	66	176	85

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       20

Class NAV Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.78		$18.78	$16.38	$16.09	$21.21	$18.39
Net investment income[2]	0.04		0.07	0.12	0.09	0.17	0.14
Net realized and unrealized gain (loss) on investments	(2.06)		(8.00)	2.40	0.31	(3.06)	2.83
Total from investment operations	(2.02)		(7.93)	2.52	0.40	(2.89)	2.97
Less distributions
From net investment income	(0.09)		(0.07)	(0.12)	(0.11)	(0.16)	(0.11)
From net realized gain	—		—	—	—	(2.07)	(0.04)
Total distributions	(0.09)		(0.07)	(0.12)	(0.11)	(2.23)	(0.15)
Net asset value, end of period	$8.67		$10.78	$18.78	$16.38	$16.09	$21.21
Total return (%)[3]	(18.77	) [4]	(42.27)	15.49	2.45	(14.11)	16.07
Ratios and supplemental data
Net assets, end of period (in millions)	$441		$544	$798	$657	$597	$754
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[5]	1.03	1.07	1.08	1.07	1.07
Expenses including reductions	0.96	[5]	0.93	1.01	1.06	1.06	1.07
Net investment income	0.85	[5]	0.54	0.67	0.57	0.91	0.59
Portfolio turnover (%)	12		25	193	66	176	85

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Natural Resources Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Effective July 8, 2015, Class R6 shares were liquidated and effective September 1, 2014, Class A and Class I shares were closed to all new and existing investors, including automatic purchase plans.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       22

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer staples	$4,185,591	$4,185,591	—	—
Energy	343,098,371	333,884,450	$9,213,921	—
Materials	144,466,156	139,006,293	5,459,863	—
Utilities	3,932,245	3,932,245	—	—
Securities lending collateral	63,728,870	63,728,870	—	—
Short-term investments	3,482,000	—	3,482,000	—
Total investments in securities	$562,893,233	$544,737,449	$18,155,784	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       23

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2016, the fund loaned common stocks valued at $61,970,496 and received $63,732,835 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to funds to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $865. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level, based on the net assets of each class and the specific expense rates applicable to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       24

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2015, the fund has a short-term capital loss carryforward of $66,849,050 and a long-term capital loss carryforward of $66,203,994 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: (a) 1.000% of the first $500 million of the fund's average net assets; (b) 0.950% of the fund's next $500 million of the fund's average net assets; (c) 0.900% of the fund's next $1 billion of the fund's average net assets; and (d) 0.850% of the fund's average net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Jennison Associates LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive its management fee so that the amount retained by the Advisor after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets (on an annualized basis). The

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       25

current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances of the time.

Prior to January 1, 2016, the Advisor had contractually agreed to waive fees and/or reimburse certain expenses for Class A and Class I shares of the fund. This agreement excludes expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.58% and 1.38% for Class A and Class I shares, respectively.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees. Prior January 1, 2016, the Advisor had voluntarily agreed to waive and/or reimburse all state registration fees and printing and postage for the fund.

The expense reductions described above amounted to the following for the six months ended February 29, 2016:

Class	Expense reduction	Class	Expense reduction
Class A	$1,790	Class NAV	$232,651
Class I	56	Total	$268,173
Class 1	33,676

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 0.90% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $291 for the six months ended February 29, 2016. This amount was paid as sales commissions to broker-dealers.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       26

services in connection with the sale of these shares. During the six months ended February 29, 2016, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$5,607	$2,322
Class I	—	65
Class 1	17,653	—
Total	$23,260	$2,387

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	—	—	48	$600
Distributions reinvested	1,734	$16,495	—	—
Repurchased	(103,035)	(951,328)	(190,864)	(2,618,368)
Net decrease	(101,301)	($934,833)	(190,816)	($2,617,768)
Class I shares
Distributions reinvested	85	$809	38	$498
Repurchased	(5,240)	(53,182)	(16,130)	(224,088)
Net decrease	(5,155)	($52,373)	(16,092)	($223,590)
Class R6 shares
Distributions reinvested	—	—	10	$135
Repurchased	—	—	(7,930)	(99,025)
Net decrease	—	—	(7,920)	($98,890)
Class 1 shares
Sold	977,062	$9,023,430	1,486,763	$19,516,888
Distributions reinvested	65,956	631,202	35,796	476,082
Repurchased	(401,172)	(4,054,359)	(1,508,004)	(20,578,722)
Net increase/decrease	641,846	$5,600,273	14,555	($585,752)

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       27

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	262,153	$2,564,483	9,436,893	$121,289,576
Distributions reinvested	501,661	4,760,760	236,066	3,116,076
Repurchased	(286,319)	(2,733,909)	(1,730,303)	(23,870,520)
Net increase	477,495	$4,591,334	7,942,656	$100,535,132
Total net increase	1,012,885	$9,204,401	7,742,383	$97,009,132

Affiliates of the fund owned 100% of shares of beneficial interest of Class 1 and Class NAV, respectively, on February 29, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $69,700,890 and $64,796,880, respectively, for the six months ended February 29, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 86.2% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Growth Portfolio	26.2%
John Hancock Funds II Lifestyle Balanced Portfolio	25.7%
John Hancock Funds II Lifestyle Aggressive Portfolio	10.6%
John Hancock Funds II Lifestyle Moderate Portfolio	5.5%

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       28

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Jennison Associates LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Natural Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279523	354SA 2/16 4/16

John Hancock

New Opportunities Fund

(Formerly known as John Hancock Small Cap Opportunities Fund)

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for U.S. equity investors. Oil prices hit multi-year lows before rebounding in February. Concerns about slowing global growth added to negative investor psychology, and stock prices fell steeply. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture in the United States offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
New Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
19	Financial highlights
30	Notes to financial statements
38	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A. Had the returns reflected Class A expenses, returns would be lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility persisted, as global growth remained sluggish

The market was volatile during the period, as equities continued to be affected by slowing global growth and lower oil prices.

The fund was down, but outperformed its benchmark

The fund outperformed its benchmark, the Russell 2000 Index, due to beneficial stock selection.

Healthcare, information technology, and industrials were the top relative contributors

From a sector standpoint, healthcare, information technology, and industrials were the top relative contributors; the utilities, financials, and energy sectors were the biggest detractors.

SECTOR COMPOSITION AS OF 2/29/16 (%)

Financials	23.7
Industrials	18.5
Information technology	16.1
Consumer discretionary	15.7
Health care	9.8
Materials	5.6
Energy	4.7
Consumer staples	3.2
Telecommunication services	0.8
Utilities	0.6
Short-term investments and other	1.3

As a percentage of net assets.

A note about risks

The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Investing in an ETF generally reflects the risks of investing in the underlying securities it is designed to track, which may cause lack of liquidity, more volatility, and increased management fees. Investing in real estate investment trusts subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. The fund may invest in initial public offerings, which are frequently volatile in price. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       3

Discussion of fund performance

From the investment management teams at Brandywine, DFA, GW&K, and Invesco.

Can you briefly describe the market environment over the past six months?

The first half of the fiscal year was a challenging time for investors. Oil prices continued to slide in the back half of 2015, and by January, oil frequently traded at multi-year lows. Concerns about slowing global growth inhibited investor sentiment, and stock prices fell steeply around the world. Stocks were not the only investment that faced headwinds as all risk assets struggled, and these types of declines proved unsettling for the markets. The fund's benchmark, the Russell 2000 Index, declined 10.16% for the period.

Although volatility returned in force to the markets, much of the global economic picture remained upbeat. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continued to signal that they would take action to support economies and markets.

The volatility persisted as 2016 got off to a rocky start and global equities plunged. Oil dropped below $30 per barrel amid the continuing supply glut and newfound concerns that slowing global demand may be signaling that there's a global recession on the horizon. The sell-off intensified near mid-January before extended monetary policy accommodation by major central banks once again helped support risk assets. The European Central Bank (ECB) strongly hinted that additional easing measures could be on the table, and the Bank of Japan followed the ECB's lead by cutting its benchmark interest rate to negative territory. Unfortunately, sluggish Chinese economic data and fears of an extended slowdown in global growth curbed investors' enthusiasm. Markets rebounded

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       4

"Although volatility returned in force to the markets, much of the global economic picture remained upbeat."
slightly toward the end of the period, but investors remained uncertain about the broad market's outlook for 2016.

TOP 10 FUND HOLDINGS AS OF 2/29/16 (%)

Dillard's, Inc., Class A	0.9
Triumph Group, Inc.	0.7
Kulicke & Soffa Industries, Inc.	0.7
AECOM	0.6
RPC, Inc.	0.6
DSW, Inc., Class A	0.6
Reliance Steel & Aluminum Company	0.6
Waste Connections, Inc.	0.6
Globus Medical, Inc., Class A	0.5
Grand Canyon Education, Inc.	0.5
TOTAL	6.3
As a percentage of net assets.
Cash and cash equivalents are not included.

The fund led its benchmark. What drove this result?

Stock selection was the primary driver of relative outperformance, while sector allocation marginally detracted from relative returns. Selection in the healthcare, information technology, and industrials sectors was the primary positive driver of performance relative to the benchmark; selection in the financials sector, an underweight in utilities, and an overweight in energy detracted from returns. The distinct investment style of the fund's investment managers are segmented into four individual portfolio sleeves that provide investors with a concentration of individual performance.

Within the individual portfolio sleeves, which sectors and stocks were the leading contributors and detractors of relative performance?

In the Dimensional Fund Advisors sleeve, a significant underweight in utilities and selection in real estate investment trusts detracted from relative returns. Conversely, selection and overweight in

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       5

"Selection in the healthcare, information technology, and industrials sectors was the primary positive driver of performance relative to the benchmark ..."
information technology and selection in the materials, consumer staples, and industrials sectors were advantageous to relative returns. Underweight allocations to the least profitable stocks and highest relative priced stocks also contributed.

In the Brandywine sleeve, a lack of weighting in the utilities sector and selection in energy detracted from relative results. Selection in the industrials, information technology, and materials sectors was additive to relative returns. Teekay Corp., a marine energy company and the portfolio's bottom performer, declined after the company announced that it was cutting its quarterly dividend by more than 90%, primarily to put the funds toward equity capital requirements and debt reduction. Also, Triumph Group, Inc. detracted from relative returns following disappointing operating results that were affected by costs related to legal settlements.

In the GW&K sleeve, selection in the healthcare, consumer discretionary, and industrials sectors added to performance, while selection in the materials sector detracted. The portfolio's top performer was fixed-income electronic trading company MarketAxess Holdings, Inc., which reported a significant increase in trading volume and increased its quarterly dividend payment. Relative performance was also aided by better-than-expected revenue growth and profitability from medical research device maker Bruker Corp.

In the Invesco sleeve, sector selection in healthcare and, to a lesser extent, information technology was beneficial to returns, while selection in financials and an underweight in utilities detracted from relative returns. The top contributing stock was Cray, Inc., as the supercomputer company outperformed revenue expectations and raised estimates based on being awarded several new contracts. Barracuda Networks, Inc. was the leading individual detractor, as the company's results

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       6

were below expectations and it announced that it sees evidence that growth in the storage market has slowed. We sold the position to prior to period end.

How was the fund positioned at the end of the period?

The fund was overweight the industrials, energy, materials, and consumer discretionary sectors, and underweight the healthcare, utilities, financials, information technology, consumer staples, and telecommunication services sectors.

MANAGED BY

New Opportunities Fund is managed by a team of nine portfolio managers across four different asset managers.

The views expressed in this report are exclusively those of the investment management teams at Brandywine, DFA, GW&K, and Invesco, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-17.72	5.07	2.79	-13.29	28.06	31.69
Class C1	-14.63	6.04	3.26	-9.89	34.08	37.86
Class I1,2	-13.19	6.20	3.34	-8.59	35.09	38.90
Class R1[1,2]	-13.50	6.12	3.30	-8.80	34.61	38.41
Class R2[1,2]	-13.36	6.16	3.32	-8.73	34.83	38.64
Class R3[1,2]	-13.50	6.12	3.30	-8.80	34.61	38.41
Class R4[1,2]	-13.26	6.18	3.33	-8.63	34.98	38.79
Class R5[1,2]	-13.15	6.21	3.35	-8.58	35.15	38.97
Class R6[1,2]	-13.15	6.21	3.35	-8.57	35.16	38.98
Class 1[2]	-13.23	6.15	3.29	-8.62	34.74	38.23
Class NAV[2]	-13.18	6.20	3.34	-8.58	35.10	38.92
Index†	-14.97	6.11	4.95	-10.16	34.52	62.10

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class 1, Class I, Class R2, Class R3, Class R4, Class R5, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A*	Class C*	Class I*	Class R1*	Class R2*	Class R3*	Class R4*	Class R5*	Class R6*	Class 1	Class NAV
Gross (%)	1.46	2.16	1.15	1.80	1.55	1.70	1.40	1.10	1.05	1.08	1.03
Net (%)	1.44	2.14	1.13	1.78	1.53	1.68	1.28	1.08	1.01	1.06	1.01

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for the fund's Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock New Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-28-06	13,786	13,786	16,210
Class I1,2	2-28-06	13,890	13,890	16,210
Class R1[1,2]	2-28-06	13,841	13,841	16,210
Class R2[1,2]	2-28-06	13,864	13,864	16,210
Class R3[1,2]	2-28-06	13,841	13,841	16,210
Class R4[1,2]	2-28-06	13,879	13,879	16,210
Class R5[1,2]	2-28-06	13,897	13,897	16,210
Class R6[1,2]	2-28-06	13,898	13,898	16,210
Class 1[2]	2-28-06	13,823	13,823	16,210
Class NAV[2]	2-28-06	13,892	13,892	16,210

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 5-27-15. The returns prior to this date are that of Class NAV shares, which has lower expenses. Had the returns reflected Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 expenses, returns would be lower.
2	For certain type of investors as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$912.80	$6.71	1.41%
Class C	1,000.00	909.40	10.02	2.11%
Class I	1,000.00	914.10	5.24	1.10%
Class R1	1,000.00	912.00	7.42	1.56%
Class R2	1,000.00	912.70	6.23	1.31%
Class R3	1,000.00	912.00	7.42	1.56%
Class R4	1,000.00	913.70	5.76	1.21%
Class R5	1,000.00	914.20	5.04	1.06%
Class R6	1,000.00	914.30	5.00	1.05%
Class 1	1,000.00	913.80	5.23	1.10%
Class NAV	1,000.00	914.20	5.00	1.05%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.90	$7.07	1.41%
Class C	1,000.00	1,014.40	10.57	2.11%
Class I	1,000.00	1,019.40	5.52	1.10%
Class R1	1,000.00	1,017.10	7.82	1.56%
Class R2	1,000.00	1,018.30	6.57	1.31%
Class R3	1,000.00	1,017.10	7.82	1.56%
Class R4	1,000.00	1,018.80	6.07	1.21%
Class R5	1,000.00	1,019.60	5.32	1.06%
Class R6	1,000.00	1,019.70	5.27	1.05%
Class 1	1,000.00	1,019.40	5.52	1.10%
Class NAV	1,000.00	1,019.60	5.27	1.05%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       11

Fund's investments

Summary of fund's investments as of 2-29-16 (unaudited)
(showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

	Shares	Value	% of Net Assets
Common stocks 98.4%		$190,224,705
(Cost $180,351,275)
Consumer discretionary 15.7%		30,290,610	15.7%
Burlington Stores, Inc. (I)	14,065	788,484	0.4%
Dillard's, Inc., Class A	20,016	1,675,139	0.9%
DSW, Inc., Class A	44,511	1,166,188	0.6%
Five Below, Inc. (I)	21,875	838,906	0.4%
Grand Canyon Education, Inc. (I)	26,745	1,042,520	0.5%
Helen of Troy, Ltd. (I)	7,833	746,955	0.4%
Movado Group, Inc.	24,312	710,154	0.4%
Pool Corp.	9,725	780,626	0.4%
Regis Corp. (I)	57,150	818,960	0.4%
Tailored Brands, Inc.	52,621	812,468	0.4%
OTHER SECURITIES		20,910,210	10.9%
Consumer staples 3.2%		6,179,778	3.2%
Pinnacle Foods, Inc.	20,845	900,296	0.5%
The Fresh Market, Inc. (I)	44,200	1,019,694	0.5%
OTHER SECURITIES		4,259,788	2.2%
Energy 4.7%		9,133,148	4.7%
Dril-Quip, Inc. (I)	14,280	774,690	0.4%
RPC, Inc. (L)	88,825	1,205,355	0.6%
OTHER SECURITIES		7,153,103	3.7%
Financials 23.4%		45,184,338	23.4%
American Financial Group, Inc.	13,209	886,060	0.5%
Axis Capital Holdings, Ltd.	14,501	778,849	0.4%
Blue Hills Bancorp, Inc.	58,400	805,920	0.4%
Investors Bancorp, Inc.	77,525	877,583	0.5%
Kearny Financial Corp.	62,400	746,928	0.4%
MarketAxess Holdings, Inc.	7,176	850,069	0.5%
Popular, Inc.	35,443	939,240	0.5%
PrivateBancorp, Inc.	29,793	1,023,687	0.5%
Stifel Financial Corp. (I)	26,604	770,452	0.4%
The Hanover Insurance Group, Inc.	9,153	759,241	0.4%
OTHER SECURITIES		36,746,309	18.9%
Health care 9.8%		18,910,667	9.8%
Globus Medical, Inc., Class A (I)	43,613	1,059,796	0.6%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       12

			Shares	Value	% of Net Assets
Health care (continued)
	Impax Laboratories, Inc. (I)		25,848	$844,971	0.4%
	Team Health Holdings, Inc. (I)		18,899	842,327	0.4%
	Wright Medical Group NV (I)		42,346	723,693	0.4%
OTHER SECURITIES				15,439,880	8.0%
Industrials 18.5%				35,714,717	18.5%
	AAR Corp.		45,492	968,525	0.5%
	AECOM (I)		44,894	1,232,789	0.6%
	Mobile Mini, Inc.		29,295	841,938	0.4%
	Titan Machinery, Inc. (I)(L)		91,501	871,090	0.5%
	Triumph Group, Inc.		46,645	1,420,807	0.7%
	WageWorks, Inc. (I)		15,850	763,495	0.4%
	Waste Connections, Inc.		18,462	1,138,552	0.6%
	WESCO International, Inc. (I)		17,910	788,936	0.4%
OTHER SECURITIES				27,688,585	14.4%
Information technology 16.1%				31,049,208	16.1%
	Blackbaud, Inc.		17,274	976,499	0.5%
	Bottomline Technologies, Inc. (I)		27,792	784,012	0.4%
	Brocade Communications Systems, Inc.		77,999	774,530	0.4%
	EPAM Systems, Inc. (I)		10,976	750,539	0.4%
	Kulicke & Soffa Industries, Inc. (I)		124,273	1,404,285	0.7%
	Power Integrations, Inc.		15,920	729,614	0.4%
	Tech Data Corp. (I)		10,224	719,872	0.4%
	Vishay Intertechnology, Inc.		63,597	752,988	0.4%
OTHER SECURITIES				24,156,869	12.5%
Materials 5.6%				10,885,271	5.6%
	Balchem Corp.		12,368	782,523	0.4%
	Domtar Corp.		29,056	1,022,481	0.5%
	Reliance Steel & Aluminum Company		18,707	1,139,069	0.6%
OTHER SECURITIES				7,941,198	4.1%
Telecommunication services 0.8%				1,676,686	0.8%
Utilities 0.6%				1,200,282	0.6%
	UGI Corp.		23,195	857,265	0.4%
OTHER SECURITIES				343,017	0.2%
Exchange-traded funds 0.3%				$511,725
(Cost $499,372)
	Yield (%)		Shares	Value	% of Net Assets
Securities lending collateral 2.1%				$4,051,944
(Cost $4,051,753)
John Hancock Collateral Trust (W)	0.4639(Y	)	404,980	4,051,944	2.1%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       13

	Yield (%)		Shares	Value	% of Net Assets
Short-term investments 1.4%				$2,679,603
(Cost $2,679,603)
Money market funds 1.4%				2,679,603	1.4%
State Street Institutional Liquid Reserves Fund	0.4194(Y	)	1,264,401	1,264,401	0.7%
State Street Institutional Treasury Money Market Fund	0.1738(Y	)	1,415,202	1,415,202	0.7%
Total investments (Cost $187,582,003)† 102.2%				$197,467,977	102.2%
Other assets and liabilities, net (2.2%)				($4,260,069)	(2.2)%
Total net assets 100.0%				$193,207,908	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-29-16.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $189,237,082. Net unrealized appreciation aggregated to $8,230,895, of which $32,462,164 related to appreciated investment securities and $24,231,269 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $183,530,250) including $3,974,437 of securities loaned	$193,416,033
Affiliated investments, at value (Cost $4,051,753)	4,051,944
Total investments, at value (Cost $187,582,003)	197,467,977
Receivable for investments sold	1,386,217
Receivable for fund shares sold	7,684
Dividends and interest receivable	138,191
Receivable for securities lending income	6,688
Receivable due from advisor	27,761
Other receivables and prepaid expenses	71,840
Total assets	199,106,358
Liabilities
Payable for investments purchased	874,774
Payable for fund shares repurchased	823,547
Payable upon return of securities loaned	4,056,577
Payable to affiliates
Accounting and legal services fees	3,298
Transfer agent fees	44
Trustees' fees	49
Other liabilities and accrued expenses	140,161
Total liabilities	5,898,450
Net assets	$193,207,908
Net assets consist of
Paid-in capital	$188,253,404
Accumulated distributions in excess of net investment income	(30,620)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(4,900,850)
Net unrealized appreciation (depreciation) on investments	9,885,974
Net assets	$193,207,908

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       15

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($242,151 ÷ 11,444 shares)[1]	$21.16
Class C ($104,411 ÷ 4,962 shares)[1]	$21.04
Class I ($78,146 ÷ 3,694.13 shares)	$21.15
Class R1 ($78,067 ÷ 3,694 shares)	$21.13
Class R2 ($78,160 ÷ 3,694.13 shares)	$21.16
Class R3 ($78,068 ÷ 3,694 shares)	$21.13
Class R4 ($78,547 ÷ 3,714 shares)	$21.15
Class R5 ($78,135 ÷ 3,694 shares)	$21.15
Class R6 ($78,091 ÷ 3,694 shares)	$21.14
Class 1 ($53,141,165 ÷ 2,498,890 shares)	$21.27
Class NAV ($139,172,967 ÷ 6,585,798 shares)	$21.13
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$22.27

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       16

STATEMENT OF OPERATIONS   For the six months ended 2-29-16 (unaudited)

Investment income
Dividends	$1,370,227
Securities lending	33,614
Interest	1,852
Less foreign taxes withheld	(3,696)
Total investment income	1,401,997
Expenses
Investment management fees	974,367
Distribution and service fees	15,815
Accounting and legal services fees	12,695
Transfer agent fees	246
Trustees' fees	1,915
State registration fees	11,855
Printing and postage	67,491
Professional fees	70,761
Custodian fees	18,500
Registration and filing fees	98,047
Other	6,340
Total expenses	1,278,032
Less expense reductions	(192,947)
Net expenses	1,085,085
Net investment income	316,912
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(2,201,891)
Affiliated investments	(58)
(2,201,949)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(16,491,809)
Affiliated investments	159
(16,491,650)
Net realized and unrealized loss	(18,693,599)
Decrease in net assets from operations	($18,376,687)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$316,912	$676,901
Net realized gain (loss)	(2,201,949)	32,575,192
Change in net unrealized appreciation (depreciation)	(16,491,650)	(37,820,729)
Decrease in net assets resulting from operations	(18,376,687)	(4,568,636)
Distributions to shareholders
From net investment income
Class I	(242)	—
Class R2	(72)	—
Class R4	(169)	—
Class R5	(281)	—
Class R6	(329)	—
Class 1	(178,905)	(60,302)
Class NAV	(536,049)	(229,745)
From net realized gain
Class A	(11,959)	—
Class C	(9,858)	—
Class I	(8,151)	—
Class R1	(8,151)	—
Class R2	(8,151)	—
Class R3	(8,151)	—
Class R4	(8,190)	—
Class R5	(8,151)	—
Class R6	(8,151)	—
Class 1	(5,189,313)	(10,377,409)
Class NAV	(13,268,876)	(25,366,632)
Total distributions	(19,253,149)	(36,034,088)
From fund share transactions	14,939,567	42,083,936
Total increase (decrease)	(22,690,269)	1,481,212
Net assets
Beginning of period	215,898,177	214,416,965
End of period	$193,207,908	$215,898,177
Undistributed (accumulated distributions in excess of) net investment income	($30,620)	$368,515

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       18

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$25.43		$27.07
Net investment income (loss)[3]	—	[4]	(0.01)
Net realized and unrealized loss on investments	(2.06)		(1.63)
Total from investment operations	(2.06)		(1.64)
Less distributions
From net realized gain	(2.21)		—
Net asset value, end of period	$21.16		$25.43
Total return (%)[5,6]	(8.72	) [7]	(6.06	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66	[9]	1.62	[9]
Expenses including reductions	1.41	[9]	1.44	[9]
Net investment loss	(0.03	) [9]	(0.12	) [9]
Portfolio turnover (%)	26		78	[10]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class A shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Less than $500,000.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

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SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       19

Class C Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$25.39		$27.07
Net investment loss[3]	(0.09)		(0.06)
Net realized and unrealized loss on investments	(2.05)		(1.62)
Total from investment operations	(2.14)		(1.68)
Less distributions
From net realized gain	(2.21)		—
Net asset value, end of period	$21.04		$25.39
Total return (%)[4,5]	(9.06	) [6]	(6.21	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.36	[8]	2.31	[8]
Expenses including reductions	2.11	[8]	2.14	[8]
Net investment loss	(0.74	) [8]	(0.83	) [8]
Portfolio turnover (%)	26		78	[9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class C shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

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SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       20

Class I Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$25.45		$27.07
Net investment income[3]	0.03		0.01
Net realized and unrealized loss on investments	(2.06)		(1.63)
Total from investment operations	(2.03)		(1.62)
Less distributions
From net investment income	(0.06)		—
From net realized gain	(2.21)		—
Total distributions	(2.27)		—
Net asset value, end of period	$21.15		$25.45
Total return (%)[4]	(8.59	) [5]	(5.98	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34	[7]	1.30	[7]
Expenses including reductions	1.10	[7]	1.13	[7]
Net investment income	0.28	[7]	0.18	[7]
Portfolio turnover (%)	26		78	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class I shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

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SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       21

Class R1 Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$25.42		$27.07
Net investment loss[3]	(0.02)		(0.02)
Net realized and unrealized loss on investments	(2.06)		(1.63)
Total from investment operations	(2.08)		(1.65)
Less distributions
From net realized gain	(2.21)		—
Net asset value, end of period	$21.13		$25.42
Total return (%)[4]	(8.80	) [5]	(6.10	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	[7]	1.71	[7]
Expenses including reductions	1.56	[7]	1.63	[7]
Net investment loss	(0.18	) [7]	(0.32	) [7]
Portfolio turnover (%)	26		78	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R1 shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

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SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       22

Class R2 Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$25.44		$27.07
Net investment income (loss)[3]	0.01		(0.01)
Net realized and unrealized loss on investments	(2.06)		(1.62)
Total from investment operations	(2.05)		(1.63)
Less distributions
From net investment income	(0.02)		—
From net realized gain	(2.21)		—
Total distributions	(2.23)		—
Net asset value, end of period	$21.16		$25.44
Total return (%)[4]	(8.73	) [5]	(6.02	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50	[7]	1.46	[7]
Expenses including reductions	1.31	[7]	1.38	[7]
Net investment income (loss)	0.07	[7]	(0.07	) [7]
Portfolio turnover (%)	26		78	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R2 shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       23

Class R3 Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$25.42		$27.07
Net investment loss[3]	(0.02)		(0.02)
Net realized and unrealized loss on investments	(2.06)		(1.63)
Total from investment operations	(2.08)		(1.65)
Less distributions
From net realized gain	(2.21)		—
Net asset value, end of period	$21.13		$25.42
Total return (%)[4]	(8.80	) [5]	(6.10	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	[7]	1.71	[7]
Expenses including reductions	1.56	[7]	1.63	[7]
Net investment loss	(0.18	) [7]	(0.32	) [7]
Portfolio turnover (%)	26		78	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R3 shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       24

Class R4 Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$25.44		$27.07
Net investment income[3]	0.02		—	[4]
Net realized and unrealized loss on investments	(2.06)		(1.63)
Total from investment operations	(2.04)		(1.63)
Less distributions
From net investment income	(0.04)		—
From net realized gain	(2.21)		—
Total distributions	(2.25)		—
Net asset value, end of period	$21.15		$25.44
Total return (%)[5]	(8.63	) [6]	(6.02	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50	[8]	1.46	[8]
Expenses including reductions	1.21	[8]	1.28	[8]
Net investment income	0.17	[8]	0.03	[8]
Portfolio turnover (%)	26		78	[9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R4 shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       25

Class R5 Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$25.46		$27.07
Net investment income[3]	0.04		0.02
Net realized and unrealized loss on investments	(2.07)		(1.63)
Total from investment operations	(2.03)		(1.61)
Less distributions
From net investment income	(0.07)		—
From net realized gain	(2.21)		—
Total distributions	(2.28)		—
Net asset value, end of period	$21.15		$25.46
Total return (%)[4]	(8.58	) [5]	(5.95	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	[7]	1.21	[7]
Expenses including reductions	1.06	[7]	1.09	[7]
Net investment income	0.32	[7]	0.22	[7]
Portfolio turnover (%)	26		78	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R5 shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       26

Class R6 Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$25.46		$27.07
Net investment income[3]	0.04		0.01
Net realized and unrealized loss on investments	(2.06)		(1.62)
Total from investment operations	(2.02)		(1.61)
Less distributions
From net investment income	(0.09)		—
From net realized gain	(2.21)		—
Total distributions	(2.30)		—
Net asset value, end of period	$21.14		$25.46
Total return (%)[4]	(8.57	) [5]	(5.95	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	[7]	1.21	[7]
Expenses including reductions	1.05	[7]	1.11	[7]
Net investment income	0.33	[7]	0.19	[7]
Portfolio turnover (%)	26		78	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R6 shares is 5-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       27

Class 1 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$25.59		$30.84	$28.54	$22.72	$20.02	$16.16
Net investment income[2]	0.03		0.07	— [3]	0.11	0.02	0.02
Net realized and unrealized gain (loss) on investments	(2.07)		(0.67)	5.25	6.22	2.73	3.84
Total from investment operations	(2.04)		(0.60)	5.25	6.33	2.75	3.86
Less distributions
From net investment income	(0.07)		(0.03)	(0.06)	(0.12)	(0.05)	—
From net realized gain	(2.21)		(4.62)	(2.89)	(0.39)	—	—
Total distributions	(2.28)		(4.65)	(2.95)	(0.51)	(0.05)	—
Net asset value, end of period	$21.27		$25.59	$30.84	$28.54	$22.72	$20.02
Total return (%)[4]	(8.62	) [5]	(2.44)	18.66	28.31	13.76	23.89
Ratios and supplemental data
Net assets, end of period (in millions)	$53		$62	$75	$68	$54	$58
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	[6]	1.13	1.12	1.11	1.12	1.11
Expenses including reductions	1.10	[6]	1.05	1.03	1.02	1.03	1.02
Net investment income	0.28	[6]	0.25	— [7]	0.41	0.11	0.10
Portfolio turnover (%)	26		78	30	22	30	34

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       28

Class NAV Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$25.45		$30.70	$28.42	$22.63	$19.94	$16.09
Net investment income[2]	0.04		0.09	0.02	0.13	0.03	0.03
Net realized and unrealized gain (loss) on investments	(2.06)		(0.68)	5.23	6.18	2.72	3.82
Total from investment operations	(2.02)		(0.59)	5.25	6.31	2.75	3.85
Less distributions
From net investment income	(0.09)		(0.04)	(0.08)	(0.13)	(0.06)	—
From net realized gain	(2.21)		(4.62)	(2.89)	(0.39)	—	—
Total distributions	(2.30)		(4.66)	(2.97)	(0.52)	(0.06)	—
Net asset value, end of period	$21.13		$25.45	$30.70	$28.42	$22.63	$19.94
Total return (%)[3]	(8.58	) [4]	(2.39)	18.72	28.35	13.82	23.93
Ratios and supplemental data
Net assets, end of period (in millions)	$139		$153	$139	$113	$101	$94
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23	[5]	1.08	1.07	1.06	1.07	1.06
Expenses including reductions	1.05	[5]	1.00	0.98	0.97	0.98	0.97
Net investment income	0.33	[5]	0.31	0.05	0.49	0.16	0.16
Portfolio turnover (%)	26		78	30	22	30	34

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       29

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock New Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds (ETFs), held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       30

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$30,290,610	$30,290,610	—	—
Consumer staples	6,179,778	6,149,993	$29,785	—
Energy	9,133,148	9,133,148	—	—
Financials	45,184,338	45,184,338	—	—
Health care	18,910,667	18,908,615	—	$2,052
Industrials	35,714,717	35,714,717	—	—
Information technology	31,049,208	31,049,208	—	—
Materials	10,885,271	10,885,271	—	—
Telecommunication services	1,676,686	1,664,769	—	11,917
Utilities	1,200,282	1,200,282	—	—
Exchange-traded funds	511,725	511,725	—	—
Securities lending collateral	4,051,944	4,051,944	—	—
Short-term investments	2,679,603	2,679,603	—	—
Total investments in securities	$197,467,977	$197,424,223	$29,785	$13,969

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       31

borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2016, the fund loaned common stocks valued at $3,974,437 and received $4,056,577 of cash collateral.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $653. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       32

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.900% of the first 2 billion of the fund's aggregate daily net assets; (b) 0.850% of the fund's aggregate daily net assets in excess of $2 billion. Prior to January 31, 2016, the fund had an investment management agreement with the Advisor under which the fund paid a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.000% of the first $500 million of the fund's aggregate daily net assets; (b) 0.950% of the next $500 million of the fund's aggregate daily net assets; (c) 0.900% of the next 1 billion of the fund's aggregate daily nets assets; and (d) 0.850% of the fund's aggregate daily net assets in excess of $2 billion. Aggregate net assets include the net assets of the fund and John Hancock Small Cap Opportunities Trust of the John Hancock Variable Insurance Trust. The Advisor has subadvisory agreements with Brandywine Global Investment Management, LLC; Dimensional Fund Advisors LP; GW&K Investment Management, LLC; and Invesco Advisers, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse operating expenses for each share class of the fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.44%, 2.14%, 1.13%, 1.79%, 1.54%, 1.69%, 1.29% and 1.09% of average annual net assets for Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. These expense limitations expire on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       33

The Advisor contractually agreed to waive its management fee so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average annual net assets of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) management fees, (f) Rule 12b-1 fees, (g) transfer agent fees and service fees, (h) acquired fund fees, and (i) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

Effective January 1, 2016, the Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver is the amount that the subadvisory fee is reduced by Brandywine Global Investment Management, LLC. This voluntary expense reimbursement may terminate at anytime.

For the six months ended February 29, 2016, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$175	Class R4	$84
Class C	131	Class R5	84
Class I	107	Class R6	91
Class R1	84	Class 1	54,446
Class R2	84	Class NAV	137,533
Class R3	84	Total	$192,903

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 0.76% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%
Class R2	0.25%	0.25%	Class 1	0.05%	—

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       34

a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $44 for Class R4 shares for six months ended February 29, 2016.

Sales charges. Class A shares are assessed up-front sales charges. During the six months ended February 29, 2016, there were no upfront sales charges for Class A shares.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2016, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$220	$92
Class C	518	64
Class I	—	48
Class R1	217	7
Class R2	109	7
Class R3	217	7
Class R4	109	7
Class R5	—	7
Class R6	—	7
Class 1	14,425	—
Total	$15,815	$246

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       35

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	7,072	$150,384	8,076	$218,419
Distributions reinvested	167	3,808	—	—
Repurchased	(870)	(22,316)	(3,001)	(80,087)
Net increase	6,369	$131,876	5,075	$138,332
Class C shares[1]
Sold	2,045	$47,691	3,928	$105,946
Distributions reinvested	75	1,707	—	—
Repurchased	(1,086)	(23,509)	—	—
Net increase	1,034	$25,889	3,928	$105,946
Class I shares[1]
Sold	—	—	3,694.13	$100,000
Net increase	—	—	3,694.13	$100,000
Class R1 shares[1]
Sold	—	—	3,694	$100,000
Net increase	—	—	3,694	$100,000
Class R2 shares[1]
Sold	—	—	3,694	$100,000
Net increase	—	—	3,694	$100,000
Class R3 shares[1]
Sold	—	—	3,694	$100,000
Net increase	—	—	3,694	$100,000
Class R4 shares[1]
Sold	18	$450	3,694.20	$100,000
Distributions reinvested	2	40	—	—
Net increase	20	$490	3,694.20	$100,000
Class R5 shares[1]
Sold	—	—	3,694	$100,000
Net increase	—	—	3,694	$100,000
Class R6 shares[1]
Sold	—	—	3,694	$100,000
Net increase	—	—	3,694	$100,000
Class 1 shares
Sold	53,865	$1,298,754	155,635	$4,243,168
Distributions reinvested	234,933	5,368,218	394,471	10,437,711
Repurchased	(218,998)	(5,138,026)	(562,044)	(15,884,893)
Net increase (decrease)	69,800	$1,528,946	(11,938)	($1,204,014)

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       36

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	8,195	$206,347	4,065,247	$121,822,862
Distributions reinvested	608,146	13,804,925	973,246	25,596,377
Repurchased	(35,915)	(758,906)	(3,564,228)	(105,075,567)
Net increase	580,426	$13,252,366	1,474,265	$42,343,672
Total net increase	657,649	$14,939,567	1,497,188.33	$42,083,936

1 The inception date for Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares is 5-27-15.

Affiliates of the fund owned shares of beneficial interest of the following classes on February 29, 2016.

Class	% by Class	Class	% by Class
Class A	32%	Class R4	99%
Class C	74%	Class R5	100%
Class I	100%	Class R6	100%
Class R1	100%	Class 1	100%
Class R2	100%	Class NAV	100%
Class R3	100%

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $53,253,436 and $57,241,041, respectively, for the six months ended February 29, 2016.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 72.0% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Growth Portfolio	32.0%
John Hancock Funds II Lifestyle Balanced Portfolio	24.7%
John Hancock Funds II Lifestyle Aggressive Portfolio	15.3%

Note 8 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the period ended February 29, 2016, the fund engaged in purchases and sales amounting to $331,410 and $0, respectively.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       37

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Brandywine Global Investment Management, LLC
Dimensional Fund Advisors LP
GW & K Investment Management, LLC
Invesco Advisers, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       38

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279524	452SA 2/16 4/16

John Hancock

Redwood Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for U.S. equity investors. Oil prices hit multi-year lows before rebounding in February. Concerns about slowing global growth added to negative investor psychology, and stock prices fell steeply. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture in the United States offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Redwood Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
23	Notes to financial statements
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index tracks the performance of three month U.S. treasury bills.

Prior to April 1, 2016, the fund's primary index was the S&P 500 Index. Effective April 1, 2016, the fund's primary benchmark index is the Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index. The Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index more accurately reflects the fund's risk/return profile.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Weak growth, commodity prices hurt equities

China's inability to manage its currency and capital markets heightened global growth concerns and led to a further rout in commodity prices. The selling pressure caused volatility to spike and sent stocks mostly lower for the period.

Stock selection negatively impacted results

The fund underperformed the S&P 500 Index due to its overall equity exposure and stock selection in the financials and information technology sectors.

The market environment suggests high uncertainty

Elevated volatility characterized the period, and we expect this volatility to be the norm going forward, given the sluggish global economy and geopolitical uncertainties in the United States and United Kingdom.

PORTFOLIO COMPOSITION AS OF 2/29/16 (%)

A note about risks

While the fund seeks to limit losses through options and other strategies, it may still lose money. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments in initial public offerings are often volatile. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. Investing in an exchange-traded fund generally reflects the risks of investing in the underlying securities it is designed to track. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       3

Discussion of fund performance

An interview with Portfolio Manager Todd G. Hawthorne, Boston Partners

Todd G. Hawthorne
Portfolio Manager
Boston Partners

What factors most influenced the U.S. economy and equity markets during the period?

U.S. equity markets traded in a wide range, with fears of a global slowdown and shifts in monetary policy leading to several intervals of above-average volatility. The S&P 500 Index gained in the first three months of the period on signs that the U.S. Federal Reserve (Fed) would remain supportive of the U.S. economy and equity markets. But stocks sold off sharply at the start of 2016 as China failed to stabilize its currency and capital markets and global growth concerns sent oil prices to 12-year lows, below $30 per barrel. The S&P 500 Index lost 0.92% for the reporting period, with commodity price declines causing negative returns for the energy sector. Financials were also hurt by the prospect of an extended period of low interest rates. Meanwhile, the defensive sectors—utilities, telecommunication services, and consumer staples—outperformed.

Market volatility was high for extended spans during the reporting period. Price swings were driven primarily by fears of global deflation and recession due to economic weakness in China, emerging markets, and to a lesser extent, Europe and Japan. An improving U.S. economy also impacted volatility as an average of 234,000 new jobs were created every month of the period while auto and home sales remained solid. Signs of strength raised concerns that the Fed would be aggressive in raising rates. We had expected that the Fed tightening rates in December would mark the start of a return to a normal volatility regime and a better opportunity set for the fund. While the Fed indicated in February that global turmoil would cause it to move cautiously, we expect volatility witnessed during the first half of the quarter to be the norm due to weak global growth and forthcoming geopolitical events including the U.S. presidential election and a referendum on the United Kingdom's potential exit from its European Union membership.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       4

"Price swings were driven primarily by fears of global deflation and recession due to economic weakness in China, emerging markets, and, to a lesser extent, Europe and Japan."

The fund underperformed its benchmark. What factors were behind these results?

The fund's strategy seeks to generate performance by taking advantage of volatility; however, increasing volatility does not necessarily result in positive performance. The fund maintains a slightly positive beta, or exposure to equity market risk, through long positions in stocks that suffered losses during the period. Stock selection in the financials and information technology sectors, as well as an underweight in the consumer staples sector, negatively impacted relative performance.

In addition, fund performance was impacted by several unprofitable buy/write positions. The fund's position in global financial services firm Citigroup, Inc. was the largest detractor from performance as banks suffered from the prospect of low interest rates for an extended period. The fund's position in chemical maker Huntsman Corp. also hurt performance, as broad weakness in the materials sector and negative currency effects caused the company to lower earnings estimates. In addition, a position in department store chain Macy's Inc. had a negative impact due to disappointing same-store sales results and lowered profit forecasts.

SECTOR COMPOSITION AS OF 2/29/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       5

"Stock selection in the financials and information technology sectors, as well as an underweight in the consumer staples sector, negatively impacted relative performance."

What were some of the positive drivers of performance?

In a rising volatility environment, we were able to profitably execute the fund's buy/write strategy across a number of positions. A buy/write position in Delta Air Lines, Inc., which benefited from lower fuel costs that resulted from continuing declines in crude oil prices, was one of the top contributors for the period. Performance was also aided by a buy/write position in accessories retailer Coach, Inc., which beat second-quarter earnings estimates and issued positive guidance for the year. Attractive volatility yields from broadcaster CBS Corp. also supported returns.

What major changes did you make to the portfolio during the period?

We continued to refresh the portfolio with new, higher-yielding positions amid a period of sustained, moderately high volatility. While the fund experienced a negative return, we believe that the benefits of a higher yield profile will be realized over the next nine months. From a sector perspective, we added exposure to financials and decreased exposure to consumer discretionary. In particular, we added new buy-write positions in Foot Locker, Inc., Pulte Group, Inc., and Time Warner, Inc., among others.

TOP 10 HOLDINGS AS OF 2/29/16 (%)

Citigroup, Inc.	4.7
CBS Corp., Class B	2.8
Alphabet, Inc., Class A	2.3
Gilead Sciences, Inc.	2.2
HCA Holdings, Inc.	2.2
Michael Kors Holdings, Ltd.	2.1
Apple, Inc.	2.0
Merck & Company, Inc.	2.0
Las Vegas Sands Corp.	1.9
AbbVie, Inc.	1.9
TOTAL	24.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       6

How was the fund positioned at the end of the period?

When volatility increases, the volatility premium we seek to capture in the fund also increases. It's important to remember that despite short-term losses, as long as the positions the fund owns are at or above the corresponding call options' strike price at expiration, the fund receives all of its yield. In other words, the losses in the fund's long positions are only realized if stocks are trading significantly below their call option strike prices at expiration. We believe the volatility experienced during the period sets the fund up for greater potential performance opportunities in the year ahead.

MANAGED BY

Todd G. Hawthorne On the fund since inception Investing since 1997

The views expressed in this report are exclusively those of Todd G. Hawthorne, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an investment division of Robeco Investment Management, Inc.
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A2	-10.28	1.65	-7.69	7.49
Class C2	-7.09	2.03	-4.13	9.29
Class I2,3	-5.26	3.16	-2.71	14.74
Class R6[2,3]	-5.16	3.30	-2.71	15.41
Class NAV[3]	-5.16	3.29	-2.71	15.38
Index 1†	0.08	0.07	0.06	0.30
Index 2†	-6.19	14.89	-0.92	84.66

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charges (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.62	2.32	1.31	1.21	1.19
Net (%)	1.62	2.32	1.31	1.19	1.19

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Redwood Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	9-29-11	10,929	10,929	10,030	18,466
Class I2,3	9-29-11	11,474	11,474	10,030	18,466
Class R6[2,3]	9-29-11	11,541	11,541	10,030	18,466
Class NAV[3]	9-29-11	11,538	11,538	10,030	18,466

The Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index tracks the performance of three month U.S. treasury bills.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Prior to April 1, 2016, the fund's primary index was the S&P 500 Index. Effective April 1, 2016, the fund's primary benchmark index is the Bank of America Merrill Lynch US Treasury Bill 3-Month Index. The Bank of America Merrill Lynch US Treasury Bill 3-Month Index more accurately reflects the fund's risk/return profile.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 9-29-11.
2	Class A, Class I, and Class R6 shares were first offered on 12-30-13; Class C shares were first offered on 6-27-14. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, Class R6, and Class C shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

.	Account value on 9-1-2015	Ending value on 2-29-16	Expenses paid during period ended 2-29-16[1]	Annualized expense ratio
Class A	$1,000.00	$971.70	$7.75	1.58%
Class C	1,000.00	967.70	11.15	2.28%
Class I	1,000.00	972.90	6.23	1.27%
Class R6	1,000.00	972.90	5.69	1.16%
Class NAV	1,000.00	972.90	5.69	1.16%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.00	$7.92	1.58%
Class C	1,000.00	1,013.50	11.41	2.28%
Class I	1,000.00	1,018.50	6.37	1.27%
Class R6	1,000.00	1,019.10	5.82	1.16%
Class NAV	1,000.00	1,019.10	5.82	1.16%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       11

Fund's investments

As of 2-29-16 (unaudited)
	Shares	Value
Common stocks 67.3%		$330,749,186
(Cost $353,340,309)
Consumer discretionary 16.4%		80,421,096
Auto components 0.7%
The Goodyear Tire & Rubber Company (D)	116,600	3,511,992
Hotels, restaurants and leisure 3.0%
Las Vegas Sands Corp. (D)	189,300	9,139,404
MGM Resorts International (D) (I)	284,300	5,381,799
Household durables 0.8%
PulteGroup, Inc. (D)	228,500	3,927,915
Media 6.2%
CBS Corp., Class B (D)	282,400	13,662,512
Comcast Corp., Class A (D)	143,700	8,295,801
DISH Network Corp., Class A (D) (I)	72,200	3,402,786
Time Warner, Inc. (D)	78,900	5,223,180
Specialty retail 2.2%
Foot Locker, Inc. (D)	82,900	5,181,250
Lowe's Companies, Inc. (D)	83,100	5,611,743
Textiles, apparel and luxury goods 3.5%
Coach, Inc. (D)	168,100	6,545,814
Michael Kors Holdings, Ltd. (D) (I)	186,000	10,536,900
Consumer staples 2.3%		11,495,358
Food and staples retailing 1.0%
CVS Health Corp. (D)	53,400	5,188,878
Food products 1.3%
Mead Johnson Nutrition Company (D)	85,500	6,306,480
Energy 1.8%		9,068,253
Oil, gas and consumable fuels 1.8%
Diamondback Energy, Inc. (D) (I)	75,300	5,365,125
EOG Resources, Inc.	57,200	3,703,128
Financials 12.4%		60,785,054
Banks 9.1%
Bank of America Corp. (D)	442,600	5,541,352
Citigroup, Inc. (D)	591,800	22,991,430
Fifth Third Bancorp (D)	205,600	3,137,456
JPMorgan Chase & Co. (D)	84,900	4,779,870
Wells Fargo & Company (D)	177,200	8,314,224
Capital markets 1.7%
The Goldman Sachs Group, Inc. (D)	53,600	8,014,808

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       12

	Shares	Value
Financials (continued)
Consumer finance 1.6%
Capital One Financial Corp. (D)	121,800	$8,005,914
Health care 11.3%		55,383,120
Biotechnology 4.1%
AbbVie, Inc. (D)	167,200	9,130,792
Gilead Sciences, Inc. (D)	126,500	11,037,125
Health care providers and services 4.2%
Cardinal Health, Inc. (D)	63,200	5,163,440
Express Scripts Holding Company (D) (I)	64,300	4,525,434
HCA Holdings, Inc. (D) (I)	154,200	10,672,182
Pharmaceuticals 3.0%
Bristol-Myers Squibb Company (D)	82,000	5,078,260
Merck & Company, Inc. (D)	194,700	9,775,887
Industrials 8.5%		41,822,497
Aerospace and defense 1.1%
Northrop Grumman Corp. (D)	27,500	5,286,050
Airlines 3.4%
Delta Air Lines, Inc. (D)	169,400	8,171,856
United Continental Holdings, Inc. (D) (I)	146,900	8,411,494
Building products 1.1%
Masco Corp. (D)	194,400	5,482,080
Electrical equipment 1.1%
Eaton Corp. PLC (D)	93,900	5,325,069
Trading companies and distributors 1.8%
Fastenal Company (D)	77,600	3,514,504
United Rentals, Inc. (D) (I)	109,200	5,631,444
Information technology 14.6%		71,773,808
Communications equipment 1.1%
Brocade Communications Systems, Inc. (D)	2,200	21,846
Cisco Systems, Inc. (D)	200,300	5,243,854
Internet software and services 2.2%
Alphabet, Inc., Class A (D) (I)	15,500	11,116,910
IT services 1.8%
Accenture PLC, Class A (D)	38,500	3,860,010
Visa, Inc., Class A (D)	71,300	5,161,407
Semiconductors and semiconductor equipment 2.1%
Intel Corp. (D)	159,400	4,716,646
Micron Technology, Inc. (D) (I)	314,800	3,346,324
QUALCOMM, Inc. (D)	42,000	2,133,180

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       13

			Shares	Value
Information technology (continued)
Software 1.8%
Microsoft Corp. (D)			171,200	$8,710,656
Technology hardware, storage and peripherals 5.6%
Apple, Inc. (D)			101,200	9,785,028
EMC Corp. (D)			264,800	6,919,224
SanDisk Corp. (D)			111,600	8,064,216
Western Digital Corp. (D)			61,900	2,694,507
	Yield (%)		Shares	Value
Short-term investments 44.8%				$220,450,164
(Cost $220,450,164)
Money market funds 44.8%				220,450,164
State Street Institutional U.S. Government Money Market Fund	0.2412(Y	)	220,450,164	220,450,164
Total investments (Cost $573,790,473)† 112.1%				$551,199,350
Other assets and liabilities, net (12.1%)				($59,538,631)
Total net assets 100.0%				$491,660,719

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts. Total collateral value at 2-29-16 was $316,060,000.
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $578,320,422. Net unrealized depreciation aggregated to $27,121,072, of which $12,636,470 related to appreciated investment securities and $39,757,542 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Investments, at value (Cost $573,790,473)	$551,199,350
Receivable for investments sold	2,153,826
Receivable for fund shares sold	119,667
Dividends and interest receivable	363,739
Other receivables and prepaid expenses	30,035
Total assets	553,866,617
Liabilities
Payable for investments purchased	2,457,350
Payable for fund shares repurchased	2,266,859
Written options, at value (premium received $55,459,761)	57,409,036
Payable to affiliates
Accounting and legal services fees	8,975
Transfer agent fees	2,668
Trustees' fees	116
Other liabilities and accrued expenses	60,894
Total liabilities	62,205,898
Net assets	$491,660,719
Net assets consist of
Paid-in capital	$524,695,535
Accumulated net investment loss	(100,243)
Accumulated net realized gain (loss) on investments and options written	(8,394,175)
Net unrealized appreciation (depreciation) on investments and options written	(24,540,398)
Net assets	$491,660,719

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($204,651 ÷ 21,238 shares)[1]	$9.64
Class C ($138,383 ÷ 14,510 shares)[1]	$9.54
Class I ($31,671,967 ÷ 3,263,548 shares)	$9.70
Class R6 ($10,802,051 ÷ 1,107,551 shares)	$9.75
Class NAV ($448,843,667 ÷ 46,023,271 shares)	$9.75
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.15

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       15

STATEMENT OF OPERATIONS  For the six months ended 2-29-16 (unaudited)

Investment income
Dividends	$2,885,896
Interest	89,442
Total investment income	2,975,338
Expenses
Investment management fees	2,898,427
Distribution and service fees	1,449
Accounting and legal services fees	33,012
Transfer agent fees	17,655
Trustees' fees	4,704
State registration fees	38,280
Printing and postage	1,168
Professional fees	39,224
Custodian fees	36,371
Registration and filing fees	13,459
Other	12,038
Total expenses	3,095,787
Less expense reductions	(20,206)
Net expenses	3,075,581
Net investment loss	(100,243)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(31,071,777)
Written options	33,612,064
2,540,287
Change in net unrealized appreciation (depreciation) of
Investments	(3,909,436)
Written options	(12,499,207)
(16,408,643)
Net realized and unrealized loss	(13,868,356)
Decrease in net assets from operations	($13,968,599)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment loss	($100,243)	($1,266,064)
Net realized gain	2,540,287	44,996,966
Change in net unrealized appreciation (depreciation)	(16,408,643)	(52,757,136)
Decrease in net assets resulting from operations	(13,968,599)	(9,026,234)
Distributions to shareholders
From net realized gain
Class A	(41,209)	(19,883)
Class C	(11,471)	(4,740)
Class I	(2,331,058)	(70,697)
Class R6	(839,786)	(194,271)
Class NAV	(36,932,923)	(27,959,912)
Total distributions	(40,156,447)	(28,249,503)
From fund share transactions	(7,555,235)	44,345,812
Total increase (decrease)	(61,680,281)	7,070,075
Net assets
Beginning of period	553,341,000	546,270,925
End of period	$491,660,719	$553,341,000
Accumulated net investment loss	($100,243)	—

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       17

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.73		$11.52	$11.28
Net investment loss[3]	(0.02)		(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.26)		(0.17)	0.32
Total from investment operations	(0.28)		(0.25)	0.24
Less distributions
From net realized gain	(0.81)		(0.54)	—
Net asset value, end of period	$9.64		$10.73	$11.52
Total return (%)[4,5]	(2.83	) [6]	(2.24)	2.13	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59	[8]	3.12	6.19	[8]
Expenses including reductions	1.58	[8]	1.70	1.62	[8]
Net investment loss	(0.44	) [8]	(0.74)	(1.07	) [8]
Portfolio turnover (%)	38		89	86	[9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class A shares is 12-30-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       18

Class C Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.67		$11.53	$11.46
Net investment loss[3]	(0.06)		(0.16)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.26)		(0.16)	0.11
Total from investment operations	(0.32)		(0.32)	0.07
Less distributions
From net realized gain	(0.81)		(0.54)	—
Net asset value, end of period	$9.54		$10.67	$11.53
Total return (%)[4,5]	(3.23	) [6]	(2.86)	0.61	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.29	[8]	8.25	19.72	[8]
Expenses including reductions	2.28	[8]	2.40	2.40	[8]
Net investment loss	(1.16	) [8]	(1.46)	(1.91	) [8]
Portfolio turnover (%)	38		89	86	[9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class C shares is 6-27-14..
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       19

Class I Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.79		$11.54	$11.28
Net investment loss[3]	(0.01)		(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.27)		(0.17)	0.32
Total from investment operations	(0.28)		(0.21)	0.26
Less distributions
From net realized gain	(0.81)		(0.54)	—
Net asset value, end of period	$9.70		$10.79	$11.54
Total return (%)[4]	(2.71	) [5]	(1.87)	2.30	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$32		$29	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27	[7]	1.33	5.87	[7]
Expenses including reductions	1.27	[7]	1.32	1.30	[7]
Net investment loss	(0.15	) [7]	(0.38)	(0.75	) [7]
Portfolio turnover (%)	38		89	86	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class I shares is 12-30-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       20

Class R6 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.83		$11.55	$11.28
Net investment income (loss)[3]	—	[4]	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.27)		(0.16)	0.32
Total from investment operations	(0.27)		(0.18)	0.27
Less distributions
From net realized gain	(0.81)		(0.54)	—
Net asset value, end of period	$9.75		$10.83	$11.55
Total return (%)[5]	(2.71	) [6]	(1.61)	2.39	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$11		$11	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	[8]	1.28	5.78	[8]
Expenses including reductions	1.16	[8]	1.16	1.16	[8]
Net investment loss	(0.04	) [8]	(0.20)	(0.60	) [8]
Portfolio turnover (%)	38		89	86	[9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R6 shares is 12-30-13.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       21

Class NAV Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.83		$11.56	$11.17	$10.78	$10.00
Net investment income (loss)[3]	—	[4]	(0.02)	(0.07)	0.04	0.04
Net realized and unrealized gain (loss) on investments	(0.27)		(0.17)	0.67	0.58	0.77
Total from investment operations	(0.27)		(0.19)	0.60	0.62	0.81
Less distributions
From net investment income	—		—	—	(0.09)	(0.01)
From net realized gain	(0.81)		(0.54)	(0.21)	(0.14)	(0.02)
Total distributions	(0.81)		(0.54)	(0.21)	(0.23)	(0.03)
Net asset value, end of period	$9.75		$10.83	$11.56	$11.17	$10.78
Total return (%)[5]	(2.71	) [6]	(1.69)	5.44	5.85	8.09	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$449		$513	$546	$458	$428
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	[7]	1.16	1.16	1.14	1.16	[7]
Expenses including reductions	1.16	[7]	1.15	1.15	1.14	1.16	[7]
Net investment income (loss)	(0.03	) [7]	(0.21)	(0.59)	0.34	0.41	[7]
Portfolio turnover (%)	38		89	86	74	95

1	Six months ended 2-29-16. Unaudited.
2	Period from 9-29-11 (commencement of operations) to 8-31-12.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       22

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Redwood Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       23

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 29, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $828. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       24

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, net operating losses and wash sale loss deferrals.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member. Securities pledged by the fund for exchange-traded transactions, if any, are identified in the Fund's investments.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       25

During the six months ended February 29, 2016, the fund wrote option contracts to gain exposure to certain securities markets, substitute for securities purchased, provide downside protection for the fund and generate premium income. The following tables summarize the fund's written options activities during the six months ended February 29, 2016 and the contracts held at February 29, 2016:

	Number of contracts	Premiums
Outstanding, beginning of period	124,706	$61,305,853
Options written	143,432	63,992,287
Option closed	(121,229)	(53,496,417)
Options exercised	(25,968)	(14,518,638)
Options expired	(9,789)	(1,823,324)
Outstanding, end of period	111,152	$55,459,761

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Abbvie, Inc.	$50.00	Aug 2016	1,672	$1,524,766	($1,170,400)
Accenture PLC	95.00	May 2016	385	537,819	(292,600)
Alphabet, Inc.	650.00	Jun 2016	34	306,706	(306,706)
Alphabet, Inc.	650.00	Sep 2016	68	799,527	(686,120)
Alphabet, Inc.	635.00	Apr 2016	53	413,644	(467,990)
Apple, Inc.	90.00	Jan 2017	536	899,369	(734,320)
Apple, Inc.	95.00	Jan 2017	475	504,421	(518,938)
Bank of America Corp.	14.00	May 2016	2,565	700,122	(71,820)
Bank of America Corp.	11.00	May 2016	1,861	509,846	(347,077)
Bristol-Myers Squibb Company	50.00	Jan 2017	820	1,006,088	(1,135,700)
Capital One Financial Corp.	67.50	Mar 2016	695	539,976	(74,365)
Capital One Financial Corp.	62.50	Jun 2016	523	249,445	(349,103)
Cardinal Health, Inc.	72.50	Mar 2016	632	529,580	(609,880)
CBS Corp.	45.00	Mar 2016	2,824	1,219,825	(1,059,000)
Cisco Systems, Inc.	23.00	Apr 2016	2,003	678,921	(671,005)
Citigroup, Inc.	45.00	Sep 2016	4,086	2,124,510	(614,943)
Citigroup, Inc.	40.00	Mar 2016	1,840	380,796	(143,520)
Coach, Inc.	25.00	Jan 2017	1,681	1,203,504	(2,353,400)
Comcast Corp.	50.00	Apr 2016	968	700,730	(820,380)
Comcast Corp.	47.50	Jul 2016	469	358,759	(532,315)
CVS Health Corp.	80.00	May 2016	534	796,157	(967,875)
Delta Air Lines, Inc.	36.00	Mar 2016	1,694	1,540,913	(2,125,970)
Diamondback Energy, Inc.	65.00	Mar 2016	397	606,191	(323,555)
Diamondback Energy, Inc.	62.50	Mar 2016	356	596,274	(368,460)
Dish Network Corp.	55.00	Mar 2016	722	368,183	(5,415)
Eaton Corp. PLC	45.00	Jan 2017	939	606,074	(1,159,665)
EMC Corp.	24.00	Mar 2016	2,648	354,715	(618,308)
EOG Resources, Inc.	67.50	Apr 2016	572	1,008,050	(165,308)
Express Scripts Holding Company	75.00	May 2016	643	756,770	(108,667)
Fastenal Company	37.00	Mar 2016	776	186,980	(655,720)
Fifth Third Bancorp	15.00	May 2016	2,056	252,797	(216,908)

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       26

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Foot Locker, Inc.	55.00	May 2016	500	575,969	(447,500)
Foot Locker, Inc.	50.00	May 2016	329	383,593	(434,280)
Gilead Sciences, Inc.	80.00	May 2016	613	624,611	(606,870)
Gilead Sciences, Inc.	85.00	Apr 2016	652	961,655	(296,660)
The Goldman Sachs Group, Inc.	165.00	Apr 2016	304	769,701	(31,160)
The Goldman Sachs Group, Inc.	150.00	Jul 2016	232	479,989	(240,700)
The Goodyear Tire & Rubber Company	25.00	Apr 2016	1,166	566,617	(629,640)
HCA Holdings, Inc.	57.50	Jan 2017	929	1,502,127	(1,546,785)
HCA Holdings, Inc.	50.00	Mar 2016	613	733,722	(1,210,675)
Intel Corp.	28.00	Jul 2016	1,594	731,566	(439,147)
JPMorgan Chase & Company	47.50	Apr 2016	849	863,380	(802,305)
Las Vegas Sands Corp.	32.50	Mar 2016	1,893	1,266,315	(2,934,150)
Lowe's Company, Inc.	65.00	Apr 2016	831	706,302	(332,400)
Masco Corp.	21.00	Jul 2016	1,944	946,632	(1,535,760)
Mead Johnson Nutrition Company	70.00	May 2016	855	821,604	(572,850)
Merck & Company, Inc.	47.50	Mar 2016	1,208	631,734	(345,488)
Merck & Company, Inc.	47.50	Jul 2016	739	382,764	(286,363)
MGM Resorts International	17.00	Mar 2016	2,843	1,415,669	(612,667)
Michael Kors Holdings LTD	30.00	May 2016	636	456,613	(1,726,740)
Michael Kors Holdings LTD	32.50	May 2016	1,224	773,503	(3,011,040)
Micron Technology, Inc.	13.00	Apr 2016	3,148	324,107	(77,126)
Microsoft Corp.	45.00	Jul 2016	733	584,160	(516,765)
Microsoft Corp.	45.00	Apr 2016	979	836,010	(636,350)
Northrop Grumman Corp.	160.00	May 2016	275	678,401	(955,625)
PulteGIroup, Inc.	12.00	Apr 2016	2,285	918,458	(1,239,613)
Qualcomm, Inc.	52.50	Apr 2016	420	187,089	(50,820)
Sandisk Corp.	52.50	Apr 2016	1,116	818,230	(2,326,860)
Time Warner, Inc.	50.00	Jul 2016	789	1,102,181	(1,315,658)
United Continental Holdings, Inc.	50.00	Mar 2016	1,469	1,536,535	(1,131,130)
United Rentals, Inc.	45.00	Mar 2016	1,092	548,128	(797,160)
Visa, Inc.	60.00	Jun 2016	713	740,765	(975,027)
Wells Fargo & Company	45.00	Apr 2016	1,014	595,165	(309,270)
Wells Fargo & Company	50.00	Apr 2016	758	175,821	(39,415)
Western Digital Corp.	40.00	Mar 2016	619	431,409	(273,906)
				$47,331,983	($48,363,338)
Puts
Apple, Inc.	$115.00	Apr 2016	1,995	$1,236,797	($3,660,825)
Apple, Inc.	100.00	Apr 2016	585	184,247	(301,275)
Brocade Communications Systems	9.00	Apr 2016	11,348	805,220	(158,872)
Celgene Corp.	95.00	Jul 2016	437	229,840	(260,015)

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       27

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Celgene Corp.	85.00	Apr 2016	584	173,420	(49,348)
Coach, Inc.	27.00	May 2016	982	105,031	(14,730)
Delta Air Lines, Inc.	39.00	Mar 2016	2,311	270,286	(36,976)
Delta Air Lines, Inc.	40.00	Jan 2017	2,964	909,807	(896,610)
EOG Resources, Inc.	65.00	Jan 2017	450	400,474	(439,875)
General Motors Company	28.00	Mar 2016	1,956	256,150	(82,152)
Gilead Sciences, Inc.	80.00	May 2016	335	158,103	(78,558)
Hewlett Packard Enterprise Company	13.00	Aug 2016	4,009	296,493	(531,193)
HP, Inc.	28.00	May 2016	1,545	668,908	(730,013)
Mead Johnson Nutrition Company	75.00	May 2016	535	371,261	(302,274)
Merck & Company, Inc.	47.50	Apr 2016	1,071	374,231	(71,757)
Phillips 66	72.50	May 2016	525	211,024	(123,375)
Phillips 66	70.00	Aug 2016	544	254,021	(182,241)
Teva Pharmaceutical Industries	55.00	Jan 2017	1,255	402,795	(674,562)
Valero Energy Corp.	52.50	Jun 2016	1,209	166,788	(320,990)
Verizon Communications, Inc.	40.00	Apr 2016	4,439	502,821	(26,633)
Verizon Communications, Inc.	42.00	Oct 2016	1,182	150,061	(103,424)
				$8,127,778	($9,045,698)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 29, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Equity	Written options, at value	Written options	—	($57,409,036)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

Statement of operations location - Net realized gain (loss) on:
Risk	Written options
Equity	$33,612,064

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

Statement of operations location - Change in unrealized appreciation (depreciation)
Risk	Written options
Equity	($12,499,207)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       28

these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of the following: If the average daily net assets are less than $200 million, then the following fee schedule applies: a) 1.200% of the first $100 million of average daily net assets and b) 1.150% of the next $100 million of average daily net assets. If average daily net assets equal or exceed $200 million, then the following fee schedule applies: a) 1.100% of the first $500 million of average daily net assets and b) 1.050% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Boston Partners, a division of Robeco Investment Management, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) Rule 12b-1 fees, (g) transfer agent fees and service fees, (h) underlying fund expenses (acquired fund fees), and (i) short dividend expense. This agreement will continue in effect until terminated at any time by the Advisor on notice to the fund.

Prior to January 1, 2016, the Advisor had contractually agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.70%, 2.40% and 1.40% for Class A, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense.

The expense reductions described above amounted to the following for the six months ended February 29, 2016:

Class	Expense Reduction	Class	Expense Reduction
Class A	$18	Class R6	$1,297
Class C	5	Class NAV	17,793
Class I	1,093	Total	$20,206

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       29

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 1.09% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended February 29, 2016, no sales charges were assessed.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2016, there were no CDSCs received by the Distributor.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$744	$309
Class C	705	88
Class I	—	16,361
Class R6	—	897
Total	$1,449	$17,655

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       30

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,589	$44,611	52,252	$586,672
Distributions reinvested	4,129	41,209	1,376	15,068
Repurchased	(37,655)	(352,799)	(12,526)	(136,751)
Net increase (decrease)	(28,937)	($266,979)	41,102	$464,989
Class C shares
Sold	940	$10,000	4,437	$49,000
Distributions reinvested	442	4,369	—	—
Repurchased	(35)	(342)	—	—
Net increase	1,347	$14,027	4,437	$49,000
Class I shares
Sold	736,453	$7,551,660	2,960,476	$32,885,377
Distributions reinvested	231,737	2,326,637	6,000	65,882
Repurchased	(407,974)	(4,202,145)	(272,009)	(3,010,806)
Net increase	560,216	$5,676,152	2,694,467	$29,940,453
Class R6 shares
Sold	47,601	$512,575	989,254	$11,088,222
Distributions reinvested	83,230	839,786	17,208	189,455
Repurchased	(17,386)	(180,347)	(21,221)	(235,056)
Net increase	113,445	$1,172,014	985,241	$11,042,621
Class NAV shares
Sold	300,892	$3,130,741	6,035,246	$69,221,514
Distributions reinvested	3,660,349	36,932,923	2,539,502	27,959,912
Repurchased	(5,281,573)	(54,214,113)	(8,463,088)	(94,332,677)
Net increase (decrease)	(1,320,332)	($14,150,449)	111,660	$2,848,749
Total net increase (decrease)	(674,261)	($7,555,235)	3,836,907	$44,345,812

Affiliates of the fund owned 60% and 100% of shares of beneficial interest of Class C and Class NAV, respectively, on February 29, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $155,777,373 and $126,780,076, respectively, for the six months ended February 29, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       31

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 91.3% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Balanced Fund	21.4%
John Hancock Funds II Lifestyle Growth Fund	21.1%
John Hancock Funds II Alternative Asset Allocation Fund	20.8%
John Hancock Funds II Lifestyle Moderate Fund	6.4%
John Hancock Funds II Lifestyle Aggressive Fund	6.0%

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       32

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Boston Partners, a division of Robeco Investment Management, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Redwood Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279525	423SA 2/16 4/16

John Hancock

Spectrum Income Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for investors, and fixed-income markets were no exception. Oil prices hit multi-year lows before rebounding in February, and high-yield corporate bonds generally declined on fears of a wave of defaults from commodity-linked issuers. The investment landscape improved after the close of the period as a wide variety of so-called risk assets rallied.

Despite the recent increase in volatility, the economic picture in the United States offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Spectrum Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
32	Financial statements
36	Financial highlights
39	Notes to financial statements
60	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income with moderate share price fluctuation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The Barclays U.S. Aggregate Bond Index is an unmanaged index that includes dollar-denominated, nonconvertible investment grade issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. The returns prior to this date are that of Class NAV shares, which have lower expenses. Had the returns reflected Class A expenses, returns would be lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Performance was mixed in global financial markets

The mixed performance for the global financial markets largely stemmed from the uncertain outlook for economic growth, commodity prices, and U.S. Federal Reserve policy.

The fund underperformed its benchmark

Allocations to asset classes that are not held in the benchmark, the Barclays U.S. Aggregate Bond Index, such as high-yield bonds and income-producing equities, detracted from relative performance.

Positions in non-U.S. bonds added value

While the fund's allocation to the developed international markets aided performance, the benefit was not sufficient to offset the impact of its holdings in other out-of-benchmark sectors.

PORTFOLIO COMPOSITION AS OF 2/29/16 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit-rate risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market's perception of issuer creditworthiness. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, extended settlement risk, and the risks of being a lender. Investments in higher-yielding, lower-rated securities include a higher risk of default. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions.Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       3

Discussion of fund performance

An interview with Portfolio Manager Charles M. Shriver, CFA,
T. Rowe Price Associates, Inc.

Charles M. Shriver, CFA
Portfolio Manager
T. Rowe Price

How would you characterize the investment environment of the past six months?

The financial markets delivered mixed results, reflecting investors' struggle to assess the shifting outlook for global growth, commodity prices, and U.S. interest-rate policy. Economic data in both the United States and China was inconsistent during the period, but the overall trend appeared to be steady, low growth in the United States and slowing economic conditions in the international markets. The broader slowdown in the world economy put substantial pressure on commodity prices, which in turn fueled heightened risk aversion among investors. The U.S. Federal Reserve (Fed) nevertheless boosted interest rates by a quarter point at its December meeting, its first increase since 2006. While the markets initially took this as a sign that the Fed was set to embark on a prolonged series of rate hikes, the flagging growth overseas ultimately led to a renewed consensus that the central bank intended to maintain its lower-for-longer interest-rate policy.

This backdrop proved supportive for domestic investment-grade bonds. U.S. Treasuries and high-grade corporate bonds delivered positive performance, reflecting the environment of slowing growth and investors' preference for safe-haven investments. Non-U.S. developed-market bonds also performed well at a time of low inflation and highly accommodative monetary policies of the central banks in Europe and Japan. Emerging-market bonds, which staged a recovery from their poor showing earlier in 2015 thanks to declining new issue supply and improving credit conditions in certain key markets, also delivered healthy performance. Conversely, high-yield bonds—which were pressured by both the downturn in oil prices and the increase in investor risk aversion—finished the six-month period in the red.

U.S. equities produced mixed returns during the past six months. After posting gains in the latter part of 2015, stocks slumped in the beginning of this year after the downturn in oil prices fueled a resurgence of concern about global growth. However, stocks recovered in the final six weeks of the period, paring earlier losses and enabling the S&P 500 Index to close just slightly below the break-even mark with a loss of 0.92%.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       4

"While the benchmark index is invested in U.S. Treasuries, mortgage-backed securities, and investment-grade corporates, we seek opportunities across the full range of income-producing securities."

What factors helped and hurt fund performance?

The inclusion of diversifying sectors in the fund was the key factor in its underperformance. While the benchmark index is invested in U.S. Treasuries, mortgage-backed securities, and investment-grade corporates, we seek opportunities across the full range of income-producing securities. Most notably, the fund had significant allocations to high-yield bonds and dividend-paying stocks, both of which underperformed the benchmark. An allocation to floating-rate notes, which also underperformed, detracted from performance as well. The fund's positions in these asset categories meant that it held a corresponding underweight allocation to long-term U.S. Treasuries; as a result, it did not fully participate in the healthy outperformance of the U.S. government bond market.

QUALITY COMPOSITION AS OF 2/29/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       5

"Our search for diversifying assets reflects our belief that there is a relatively limited total return opportunity in investment-grade bonds."

On the positive side, several of the fund's positions in high-yield and floating-rate securities aided results. The inclusion of bonds denominated in foreign currencies, which outperformed the broader index, was an additional contributor.

We employed derivatives for the purpose of managing the fund's duration, currency, and interest-rate exposure. On balance, the use of derivatives had a negative impact on performance.

How was the fund positioned during the past six months?

The fund began the period with a meaningful allocation to high-yield bonds, but we subsequently reduced the position in response to the deteriorating fundamentals in the asset classes. Later in the period, we rebuilt the position in high yield after yield spreads widened to levels that have signaled a favorable long-term buying opportunity in the past. While risks in the high-yield market remained elevated due to the potential for rising defaults and increased credit downgrades, we believe the prospect of limited near-term new issue supply can provide support for prices. Still, the fund closed with a slightly higher weighting in high yield than it had at the beginning of the period.

We also increased the fund's position in emerging-market bonds, based on their attractive yield levels and a growing likelihood that the Fed would not hike interest rates aggressively in 2016. In addition, we witnessed some signs of stabilization among emerging-market currencies—a positive sign for bonds. With that said, we remain cognizant of ongoing risks stemming from weak global trade, volatility in the commodity market, and individual country risks.

TOP 10 ISSUERS AS OF 2/29/16 (%)

Government National Mortgage Association	10.8
U.S. Treasury	6.9
Federal National Mortgage Association	4.9
Government of Japan	1.6
Republic of Italy	1.3
Federal Home Loan Mortgage Corp.	1.1
Government of Mexico	1.1
Petroleos Mexicanos	0.7
Republic of Indonesia	0.7
JPMorgan Chase & Co.	0.7
TOTAL	29.8
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       6

We maintained a sizable weighting in non-U.S. developed-market bonds. The U.S. dollar rose strongly in 2015 (a negative for bonds denominated in foreign currencies), but we believe the prospects for the dollar versus other developed currencies have become more muted. Although aggressive quantitative easing measures by the European Central Bank and Bank of Japan could continue to weigh on currencies in those regions, further U.S. dollar upside may be limited now that expectations for the pace of Fed interest-rate increases have eased (higher rates generally support currency performance, while easier monetary policies—such as quantitative easing—tend to be a headwind for currencies).

We retained the fund's position in dividend-paying stocks. Even after the weak performance of the stock market at the beginning of 2016, valuations remained modestly above historical averages, given the reduced support from earnings and revenue growth. Nevertheless, we believe the combination of stable underlying fundamentals and low but durable economic growth can provide continued support for the market.

Our search for diversifying assets reflects our belief that there is a relatively limited total return opportunity in investment-grade bonds. In addition to offering low yields, higher-rated debt could remain under pressure from changing expectations about the potential for rising interest rates. With that said, we believe the monetary policies of global central banks should remain accommodative for some time to come due to weakness in global growth, which could help moderate the downside risks for bonds. Additionally, the demand for U.S. bonds remained elevated given that the United States is one of the highest-yielding markets in the developed world. Overall, we believe the continued uncertainty in the global investment environment helps illustrate the potential value of our broadly diversified and income-oriented approach.

MANAGED BY

Charles M. Shriver, CFA On the fund since 2011 Investing since 1991

The views expressed in this report are exclusively those of Charles M. Shriver, CFA, T. Rowe Price, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-29-16	as of 2-29-16
Class A2	-7.15	2.48	4.57	-4.36	13.01	56.27	2.84	2.76
Class C2	-4.83	3.17	4.92	-1.68	16.91	61.73	2.13	2.09
Class NAV[3]	-2.78	3.41	5.05	-0.15	18.26	63.59	3.23	3.20
Index†	1.50	3.60	4.70	2.20	19.34	58.24	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class NAV
Gross (%)	1.22	1.92	0.79
Net (%)	1.13	1.88	0.79

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Spectrum Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	2-28-06	16,173	16,173	15,824
Class NAV[3]	2-28-06	16,359	16,359	15,824

The Barclays U.S. Aggregate Bond Index is an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A and Class C shares were first offered on 3-27-15. The returns prior to this date are that of Class NAV shares, which have lower expenses. Had the returns reflected Class A and Class C expenses, returns would be lower.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$996.60	$5.56	1.12%
Class C	1,000.00	993.00	9.27	1.87%
Class NAV	1,000.00	998.50	3.78	0.76%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.30	$5.62	1.12%
Class C	1,000.00	1,015.60	9.37	1.87%
Class NAV	1,000.00	1,021.10	3.82	0.76%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       11

Fund's investments

Summary of fund's investments as of 2-29-16 (unaudited)
(showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
U.S. Government and Agency obligations 23.1%				$206,629,336
(Cost $201,934,063)
U.S. Government 6.9%				62,166,667	6.9%
U.S. Treasury
Bond	2.500	02-15-45	770,000	750,540	0.1%
Bond	2.750	08-15-42 to 11-15-42	2,310,000	2,390,970	0.2%
Bond	3.000	05-15-42 to 11-15-45	9,885,000	10,697,846	1.2%
Bond	3.125	02-15-43 to 08-15-44	2,865,000	3,184,377	0.3%
Bond	3.375	05-15-44	1,610,000	1,873,071	0.2%
Bond	3.500	02-15-39	690,000	824,550	0.1%
Bond	3.625	08-15-43 to 02-15-44	2,700,000	3,292,763	0.4%
Bond	4.375	05-15-41	1,325,000	1,798,326	0.2%
Bond	4.625	02-15-40	25,000	34,980	0.0%
Bond	5.375	02-15-31	155,000	222,140	0.0%
Bond	6.125	11-15-27 to 08-15-29	640,000	940,527	0.2%
Note	0.500	07-31-17	155,000	154,413	0.0%
Note	0.750	01-31-18	1,070,000	1,069,081	0.1%
Note	0.875	11-15-17 to 07-15-18	1,300,000	1,301,546	0.1%
Note	1.000	12-15-17 to 09-15-18	675,000	677,497	0.1%
Note	1.250	01-31-20	185,000	185,911	0.0%
Note	1.500	11-30-19	340,000	345,166	0.0%
Note	1.625	11-30-20 to 02-15-26	1,540,000	1,538,543	0.2%
Note	1.750	05-15-23	365,000	370,546	0.0%
Note	2.000	02-15-22 to 02-15-25	1,495,000	1,534,916	0.2%
Note	2.250	11-15-24	335,000	350,114	0.0%
Note	2.375	08-15-24	40,000	42,238	0.0%
Note	2.500	05-15-24	420,000	447,792	0.1%
Note	2.625	08-15-20	570,000	604,890	0.1%
Note	3.125	05-15-19 to 05-15-21	590,000	640,852	0.1%
Note	3.625	02-15-20	445,000	487,744	0.1%
Note	3.750	11-15-18	135,000	145,463	0.0%
STRIPS PO	1.358	05-15-21	540,000	501,253	0.1%
Treasury Inflation Protected Security	0.125	04-15-16 to 07-15-24	15,045,668	15,162,167	1.7%
Treasury Inflation Protected Security	0.375	07-15-23 to 07-15-25	1,362,834	1,371,680	0.1%
Treasury Inflation Protected Security	0.625	01-15-24 to 02-15-43	3,095,740	3,146,137	0.3%
Treasury Inflation Protected Security	0.750	02-15-45	467,116	433,773	0.1%
Treasury Inflation Protected Security	1.250	07-15-20	3,595,714	3,817,825	0.4%
Treasury Inflation Protected Security	1.375	07-15-18	932,433	976,699	0.1%
Treasury Inflation Protected Security	1.625	01-15-18	421,625	438,358	0.1%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       12

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
U.S. Government (continued)
Treasury Inflation Protected Security	2.500	07-15-16		37,483	$38,096	0.0%
Treasury Inflation Protected Security	3.875	04-15-29		266,206	373,877	0.0%
U.S. Government Agency 16.2%					144,462,669	16.2%
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	05-01-28		548,599	564,864	0.1%
15 Yr Pass Thru	4.000	01-01-25 to 05-01-26		143,552	152,987	0.0%
15 Yr Pass Thru	4.500	11-01-18 to 05-01-19		30,437	31,453	0.0%
15 Yr Pass Thru	5.000	10-01-18 to 07-01-25		142,652	152,561	0.0%
15 Yr Pass Thru	5.500	03-01-18 to 11-01-21		87,203	92,818	0.0%
15 Yr Pass Thru	6.000	04-01-17 to 08-01-22		39,756	42,997	0.0%
15 Yr Pass Thru	6.500	05-01-17 to 08-01-17		3,469	3,568	0.0%
30 Yr Pass Thru(P)	2.274	06-01-38		24,928	26,164	0.0%
30 Yr Pass Thru(P)	2.341	09-01-35		15,991	16,712	0.0%
30 Yr Pass Thru(P)	2.420	05-01-37		19,608	20,683	0.0%
30 Yr Pass Thru(P)	2.474	07-01-35		21,528	22,568	0.0%
30 Yr Pass Thru(P)	2.475	07-01-35		13,309	13,986	0.0%
30 Yr Pass Thru(P)	2.535	09-01-32		851	893	0.0%
30 Yr Pass Thru(P)	2.595	03-01-36		9,556	10,053	0.0%
30 Yr Pass Thru(P)	2.597	02-01-37		32,412	34,079	0.0%
30 Yr Pass Thru(P)	2.598	01-01-36		1,121	1,178	0.0%
30 Yr Pass Thru(P)	2.664	01-01-37		5,667	5,972	0.0%
30 Yr Pass Thru(P)	2.675	02-01-37		18,568	19,605	0.0%
30 Yr Pass Thru(P)	2.775	11-01-35		3,303	3,486	0.0%
30 Yr Pass Thru(P)	2.992	02-01-37		30,725	32,646	0.0%
30 Yr Pass Thru	3.000	12-01-42 to 06-01-43		1,921,487	1,971,373	0.2%
30 Yr Pass Thru	3.500	09-01-42 to 01-01-44		1,101,767	1,155,564	0.1%
30 Yr Pass Thru	4.000	10-01-40 to 12-01-41		899,197	962,811	0.0%
30 Yr Pass Thru	4.500	12-01-39 to 04-01-41		838,839	912,778	0.2%
30 Yr Pass Thru	5.000	11-01-33 to 04-01-40		211,460	234,771	0.0%
30 Yr Pass Thru	5.500	10-01-38		198,631	223,351	0.0%
30 Yr Pass Thru(P)	5.831	12-01-36		5,424	5,754	0.0%
30 Yr Pass Thru	6.000	12-01-28 to 09-01-35		66,752	76,830	0.0%
30 Yr Pass Thru(P)	6.024	10-01-36		25,910	27,362	0.0%
30 Yr Pass Thru(P)	6.080	11-01-36		15,765	16,731	0.0%
30 Yr Pass Thru	6.500	12-01-23 to 11-01-33		21,585	25,255	0.0%
30 Yr Pass Thru	7.000	02-01-24 to 06-01-32		83,245	98,560	0.0%
30 Yr Pass Thru	7.500	05-01-24 to 06-01-24		1,014	1,168	0.0%
Federal National Mortgage Association
15 Yr Pass Thru(C)	2.500		TBA	4,080,000	4,183,275	0.5%
15 Yr Pass Thru	2.500	10-01-27 to 05-01-30		1,827,344	1,881,566	0.3%
15 Yr Pass Thru(C)	3.000		TBA	1,410,000	1,470,389	0.2%
15 Yr Pass Thru	3.000	01-01-27 to 10-01-30		1,510,468	1,580,156	0.2%
15 Yr Pass Thru	3.500	01-01-26 to 02-01-27		270,892	286,737	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       13

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
U.S. Government Agency (continued)
15 Yr Pass Thru	4.000	03-01-25 to 02-01-27		760,793	$812,238	0.0%
15 Yr Pass Thru	4.500	05-01-19 to 10-01-26		560,375	597,337	0.0%
15 Yr Pass Thru	5.000	05-01-18 to 09-01-25		437,967	465,317	0.0%
15 Yr Pass Thru	5.500	05-01-16 to 01-01-25		135,344	144,627	0.0%
15 Yr Pass Thru	6.000	03-01-21 to 03-01-23		165,678	179,917	0.0%
15 Yr Pass Thru	6.500	06-01-17		494	508	0.0%
30 Yr Pass Thru(P)	1.865	10-01-33		26,234	26,961	0.0%
30 Yr Pass Thru(P)	2.084	07-01-27		265	270	0.0%
30 Yr Pass Thru(P)	2.236	12-01-35		7,011	7,271	0.0%
30 Yr Pass Thru(P)	2.274	07-01-35		18,899	19,731	0.0%
30 Yr Pass Thru(P)	2.375	08-01-37		36,657	38,603	0.0%
30 Yr Pass Thru(P)	2.394	09-01-35		72,838	76,350	0.0%
30 Yr Pass Thru(P)	2.416	12-01-35		6,363	6,648	0.0%
30 Yr Pass Thru(P)	2.448	08-01-36		65,763	69,162	0.0%
30 Yr Pass Thru(P)	2.460	05-01-38		17,327	18,351	0.0%
30 Yr Pass Thru	2.500	12-01-42 to 03-01-43		427,281	427,816	0.0%
30 Yr Pass Thru(P)	2.645	12-01-35		2,892	3,046	0.0%
30 Yr Pass Thru(P)	2.767	12-01-35		2,282	2,410	0.0%
30 Yr Pass Thru(C)	3.000		TBA	3,555,000	3,645,263	0.4%
30 Yr Pass Thru	3.000	10-01-42 to 05-01-43		3,474,610	3,583,267	0.4%
30 Yr Pass Thru(C)	3.500		TBA	2,680,000	2,808,271	0.3%
30 Yr Pass Thru	3.500	06-01-42 to 01-01-46		4,388,659	4,613,719	0.6%
30 Yr Pass Thru(C)	4.000		TBA	1,495,000	1,595,095	0.2%
30 Yr Pass Thru	4.000	11-01-40 to 01-01-46		4,928,599	5,281,207	0.7%
30 Yr Pass Thru	4.500	09-01-39 to 04-01-42		2,151,036	2,343,974	0.4%
30 Yr Pass Thru	5.000	07-01-33 to 06-01-40		2,368,090	2,632,507	0.3%
30 Yr Pass Thru	5.500	04-01-35 to 03-01-40		1,434,445	1,624,216	0.0%
30 Yr Pass Thru(P)	5.687	01-01-19		106	110	0.0%
30 Yr Pass Thru	6.000	11-01-32 to 10-01-40		1,270,983	1,459,523	0.0%
30 Yr Pass Thru(P)	6.062	09-01-36		4,873	5,129	0.0%
30 Yr Pass Thru	6.500	07-01-32 to 05-01-40		522,735	614,304	0.0%
30 Yr Pass Thru	7.000	12-01-29 to 04-01-37		10,679	12,593	0.0%
30 Yr Pass Thru	7.125	01-15-30		365,000	560,528	0.1%
Government National Mortgage Association
15 Yr Pass Thru	5.000	02-15-18 to 06-15-20		50,899	53,007	0.0%
15 Yr Pass Thru	6.000	03-15-16 to 10-20-20		76,354	79,560	0.0%
15 Yr Pass Thru	6.500	08-15-16 to 09-15-16		276	279	0.0%
30 Yr Pass Thru	2.500	01-20-45		438,979	441,482	0.1%
30 Yr Pass Thru	2.500	12-15-42 to 07-20-43		2,457,835	2,474,453	0.3%
30 Yr Pass Thru(C)	3.000		TBA	1,092,237	1,131,148	0.1%
30 Yr Pass Thru	3.000	07-15-42 to 11-20-45		15,967,750	16,572,227	1.9%
30 Yr Pass Thru	3.000	10-20-44 to 11-20-44		75,311	77,420	0.0%
30 Yr Pass Thru(C)	3.500		TBA	3,235,000	3,408,605	0.4%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       14

	Rate (%)		Maturity date			Par value^	Value	% of Net Assets
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500		09-15-41 to 09-20-45			25,295,805	$26,743,688	3.3%
30 Yr Pass Thru(C)	4.000			TBA		5,255,000	5,612,228	0.6%
30 Yr Pass Thru	4.000		08-20-39 to 09-20-45			9,415,015	10,085,641	1.2%
30 Yr Pass Thru(C)	4.500			TBA		1,160,000	1,246,819	0.2%
30 Yr Pass Thru	4.500		05-15-39 to 09-20-41			10,672,063	11,647,244	1.4%
30 Yr Pass Thru	5.000		06-20-33 to 05-20-45			4,965,871	5,544,913	0.4%
30 Yr Pass Thru	5.500		02-15-29 to 03-20-44			3,653,334	4,117,860	0.6%
30 Yr Pass Thru	6.000		04-20-28 to 04-20-44			2,916,725	3,389,801	0.5%
30 Yr Pass Thru	6.500		12-15-23 to 05-15-40			1,054,715	1,229,442	0.0%
30 Yr Pass Thru	7.000		04-15-17 to 12-15-34			473,719	562,986	0.0%
30 Yr Pass Thru	9.250		02-15-17 to 12-15-19			970	1,079	0.0%
30 Yr Pass Thru	9.750		07-15-17 to 02-15-21			1,262	1,446	0.0%
30 Yr Pass Thru	10.250		11-15-20			1,184	1,368	0.0%
Foreign government obligations 14.5%							$129,909,976
(Cost $135,917,519)
Albania 0.1%							901,706	0.1%
Angola 0.0%							171,449	0.0%
Argentina 0.7%							5,858,417	0.7%
Republic of Argentina (H)	2.260		12-31-38		EUR	170,000	110,633	0.0%
Republic of Argentina (H)	2.500		12-31-38			325,000	213,688	0.0%
Republic of Argentina	7.000		04-17-17			2,648,000	2,739,356	0.3%
Republic of Argentina (H)	7.820		12-31-33		EUR	172,013	207,013	0.0%
Republic of Argentina (H)	8.280		12-31-33			616,897	724,545	0.1%
Republic of Argentina (H)	8.750		06-02-17			520,000	604,500	0.1%
Republic of Argentina	8.750		05-07-24			830,414	896,432	0.1%
Republic of Argentina, GDP-Linked Note (I)	4.463	*	12-15-35			3,150,000	362,250	0.1%
Australia 0.2%							1,452,207	0.2%
Austria 0.1%							685,701	0.1%
Belgium 0.1%							611,150	0.1%
Bermuda 0.1%							700,200	0.1%
Brazil 0.6%							5,253,540	0.6%
Federative Republic of Brazil	4.250		01-07-25			1,910,000	1,631,140	0.2%
Federative Republic of Brazil	5.000		01-27-45			275,000	193,875	0.0%
Federative Republic of Brazil	5.625		01-07-41			1,340,000	1,038,500	0.1%
Federative Republic of Brazil	6.000		05-15-45		BRL	234,000	142,149	0.0%
Federative Republic of Brazil	8.250		01-20-34			90,000	92,700	0.0%
Federative Republic of Brazil	10.000		01-01-17		BRL	153,000	37,520	0.0%
Federative Republic of Brazil	10.000		01-01-18		BRL	1,649,000	389,448	0.1%
Federative Republic of Brazil	10.000		01-01-21		BRL	5,901,000	1,239,825	0.1%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       15

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Brazil (continued)
Federative Republic of Brazil	10.000	01-01-23	BRL	548,000	$108,053	0.0%
Federative Republic of Brazil	10.000	01-01-25	BRL	2,030,000	380,330	0.1%
Canada 0.4%					3,697,378	0.4%
Chile 0.0%					253,772	0.0%
China 0.2%					1,507,906	0.2%
Colombia 0.3%					2,444,083	0.3%
Republic of Colombia	3.500	03-10-21	COP	477,233,579	142,478	0.0%
Republic of Colombia	5.000	06-15-45		850,000	711,875	0.1%
Republic of Colombia	5.625	02-26-44		200,000	180,500	0.0%
Republic of Colombia	6.000	04-28-28	COP	272,700,000	63,901	0.0%
Republic of Colombia	6.125	01-18-41		425,000	404,813	0.1%
Republic of Colombia	7.000	05-04-22	COP	351,000,000	98,648	0.0%
Republic of Colombia	7.500	08-26-26	COP	1,625,600,000	446,733	0.1%
Republic of Colombia	10.000	07-24-24	COP	1,214,600,000	395,135	0.0%
Croatia 0.2%					1,825,598	0.2%
Cyprus 0.0%					433,025	0.0%
Czech Republic 0.1%					1,047,937	0.1%
Denmark 0.0%					126,752	0.0%
Dominican Republic 0.1%					1,127,001	0.1%
El Salvador 0.0%					389,850	0.0%
France 0.3%					2,326,270	0.3%
Government of France	1.000	11-25-18	EUR	102,000	115,191	0.0%
Government of France	1.750	11-25-24	EUR	171,000	209,696	0.0%
Government of France	3.750	04-25-21	EUR	645,000	845,293	0.1%
Government of France	4.000	10-25-38	EUR	695,000	1,156,090	0.2%
Gabon 0.0%					364,195	0.0%
Germany 0.2%					1,726,166	0.2%
Greece 0.1%					464,268	0.1%
Grenada 0.0%					49,998	0.0%
Hungary 0.2%					2,029,133	0.2%
Republic of Hungary	5.500	06-24-25	HUF	25,130,000	105,652	0.0%
Republic of Hungary	6.000	11-24-23	HUF	42,760,000	183,287	0.0%
Republic of Hungary	6.250	01-29-20		70,000	77,883	0.0%
Republic of Hungary	6.375	03-29-21		550,000	624,023	0.1%
Republic of Hungary	6.500	06-24-19	HUF	127,030,000	511,814	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       16

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Hungary (continued)
Republic of Hungary	7.000	06-24-22	HUF	119,490,000	$526,474	0.1%
Iceland 0.0%					367,571	0.0%
India 0.1%					696,182	0.1%
Indonesia 0.8%					6,725,149	0.8%
Republic of Indonesia (S)	2.875	07-08-21	EUR	130,000	141,725	0.0%
Republic of Indonesia	3.375	04-15-23		950,000	914,704	0.1%
Republic of Indonesia (S)	3.375	07-30-25	EUR	235,000	242,387	0.0%
Republic of Indonesia (S)	3.750	04-25-22		1,075,000	1,066,620	0.1%
Republic of Indonesia	4.625	04-15-43		420,000	374,307	0.1%
Republic of Indonesia	4.875	05-05-21		300,000	319,058	0.1%
Republic of Indonesia (S)	4.875	05-05-21		220,000	233,976	0.0%
Republic of Indonesia	5.250	01-17-42		300,000	286,340	0.0%
Republic of Indonesia	5.625	05-15-23	IDR	6,350,000,000	405,822	0.1%
Republic of Indonesia	6.125	05-15-28	IDR	4,450,000,000	269,019	0.0%
Republic of Indonesia	7.000	05-15-22	IDR	6,309,000,000	441,078	0.1%
Republic of Indonesia	7.875	04-15-19	IDR	2,435,000,000	181,876	0.0%
Republic of Indonesia	8.250	07-15-21	IDR	2,000,000,000	151,446	0.0%
Republic of Indonesia	8.250	06-15-32	IDR	3,945,000,000	282,481	0.0%
Republic of Indonesia	9.500	05-15-41	IDR	3,402,000,000	267,743	0.0%
Republic of Indonesia	10.000	09-15-24	IDR	5,040,000,000	409,557	0.1%
OTHER SECURITIES					737,010	0.1%
Ireland 0.2%					1,432,856	0.2%
Israel 0.1%					491,328	0.1%
Italy 1.3%					11,402,150	1.3%
Republic of Italy	0.700	05-01-20	EUR	2,820,000	3,119,537	0.4%
Republic of Italy	1.150	05-15-17	EUR	785,000	866,158	0.1%
Republic of Italy	1.700	09-15-18	EUR	404,252	458,712	0.1%
Republic of Italy	2.000	12-01-25	EUR	1,505,000	1,727,910	0.2%
Republic of Italy (S)	3.250	09-01-46	EUR	375,000	474,823	0.1%
Republic of Italy	3.500	12-01-18	EUR	746,000	888,840	0.1%
Republic of Italy	4.250	09-01-19	EUR	376,000	467,304	0.1%
Republic of Italy	4.250	03-01-20	EUR	320,000	403,313	0.0%
Republic of Italy	4.500	08-01-18	EUR	879,000	1,060,068	0.1%
Republic of Italy	4.500	02-01-20	EUR	314,000	398,743	0.0%
Republic of Italy	4.750	09-01-21	EUR	870,000	1,159,851	0.1%
Republic of Italy (S)	4.750	09-01-44	EUR	100,000	159,856	0.0%
Republic of Italy	5.500	09-01-22	EUR	154,000	217,035	0.0%
Ivory Coast 0.1%					806,575	0.1%
Jamaica 0.2%					1,627,150	0.2%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       17

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Japan 1.6%					$14,165,821	1.6%
Government of Japan	0.400	03-20-25	JPY	143,650,000	1,333,017	0.2%
Government of Japan	1.200	12-20-34	JPY	260,350,000	2,600,646	0.3%
Government of Japan	1.400	09-20-34	JPY	226,400,000	2,337,700	0.3%
Government of Japan	1.400	03-20-55	JPY	29,300,000	290,698	0.0%
Government of Japan	1.500	06-20-34	JPY	21,650,000	227,364	0.0%
Government of Japan	1.700	06-20-32	JPY	25,650,000	278,058	0.0%
Government of Japan	1.700	09-20-44	JPY	236,400,000	2,532,628	0.3%
Government of Japan	2.200	09-20-39	JPY	32,850,000	382,935	0.0%
Government of Japan, CPI Linked Bond	0.100	09-10-23	JPY	109,084,800	995,506	0.1%
Government of Japan, CPI Linked Bond	0.100	03-10-24	JPY	193,076,000	1,762,008	0.2%
Government of Japan, CPI Linked Bond	0.100	09-10-24	JPY	61,438,500	565,318	0.1%
Government of Japan, CPI Linked Bond	0.100	03-10-25	JPY	93,593,500	859,943	0.1%
Kenya 0.0%					183,759	0.0%
Malaysia 0.3%					2,724,435	0.3%
Government of Malaysia	3.418	08-15-22	MYR	2,019,000	469,808	0.1%
Government of Malaysia	3.659	10-15-20	MYR	700,000	167,397	0.0%
Government of Malaysia	3.795	09-30-22	MYR	3,980,000	945,540	0.1%
Government of Malaysia	4.160	07-15-21	MYR	1,840,000	448,509	0.1%
Government of Malaysia	4.232	06-30-31	MYR	767,000	179,856	0.0%
Government of Malaysia	4.240	02-07-18	MYR	1,213,000	293,996	0.0%
Government of Malaysia	4.392	04-15-26	MYR	520,000	126,336	0.0%
Government of Malaysia	4.498	04-15-30	MYR	210,000	51,297	0.0%
Government of Malaysia	4.935	09-30-43	MYR	170,000	41,696	0.0%
Mexico 1.1%					9,986,838	1.1%
Government of Mexico	2.500	12-10-20	MXN	2,847,433	155,643	0.0%
Government of Mexico	3.600	01-30-25		200,000	199,000	0.0%
Government of Mexico	3.625	03-15-22		114,000	116,508	0.0%
Government of Mexico	3.625	04-09-29	EUR	100,000	115,125	0.0%
Government of Mexico	4.000	10-02-23		270,000	277,695	0.0%
Government of Mexico	4.125	01-21-26		200,000	205,700	0.0%
Government of Mexico	4.500	12-04-25	MXN	2,798,521	171,847	0.0%
Government of Mexico	4.600	01-23-46		645,000	591,788	0.1%
Government of Mexico	4.750	03-08-44		770,000	723,800	0.1%
Government of Mexico	5.000	12-11-19	MXN	3,573,000	195,007	0.0%
Government of Mexico	5.750	10-12-10		100,000	95,000	0.0%
Government of Mexico	6.050	01-11-40		124,000	137,950	0.0%
Government of Mexico	6.500	06-10-21	MXN	9,355,000	537,876	0.1%
Government of Mexico	6.500	06-09-22	MXN	2,649,000	151,864	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       18

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Mexico (continued)
Government of Mexico	7.500	06-03-27	MXN	7,522,000	$457,505	0.1%
Government of Mexico	7.750	12-14-17	MXN	7,110,000	415,626	0.1%
Government of Mexico	7.750	11-13-42	MXN	37,568,000	2,297,382	0.3%
Government of Mexico	8.000	06-11-20	MXN	3,515,000	213,243	0.0%
Government of Mexico	8.000	12-07-23	MXN	1,510,000	94,164	0.0%
Government of Mexico	8.500	12-13-18	MXN	2,123,000	127,972	0.0%
Government of Mexico	8.500	11-18-38	MXN	10,160,000	667,794	0.1%
Government of Mexico	10.000	12-05-24	MXN	28,450,000	2,002,346	0.2%
Government of Mexico	10.000	11-20-36	MXN	480,000	36,003	0.0%
Mongolia 0.0%					169,500	0.0%
Morocco 0.1%					826,080	0.1%
Netherlands 0.1%					824,424	0.1%
Norway 0.0%					250,463	0.0%
Pakistan 0.1%					641,247	0.1%
Peru 0.0%					311,710	0.0%
Philippines 0.0%					229,177	0.0%
Poland 0.3%					2,812,074	0.3%
Republic of Poland	1.500	04-25-20	PLN	3,756,000	922,413	0.1%
Republic of Poland	2.500	07-25-18	PLN	1,070,000	274,187	0.0%
Republic of Poland	3.750	01-19-23	EUR	245,000	318,459	0.0%
Republic of Poland	4.000	10-25-23	PLN	1,363,000	373,325	0.1%
Republic of Poland	5.750	10-25-21	PLN	1,210,000	358,771	0.0%
Republic of Poland	5.750	09-23-22	PLN	1,364,000	410,063	0.1%
Republic of Poland	5.750	04-25-29	PLN	490,000	154,856	0.0%
Portugal 0.1%					719,290	0.1%
Romania 0.2%					1,709,465	0.2%
Russia 0.5%					4,130,076	0.5%
Government of Russia	3.500	01-16-19		200,000	200,154	0.0%
Government of Russia	4.500	04-04-22		1,200,000	1,220,605	0.2%
Government of Russia	4.875	09-16-23		800,000	826,334	0.1%
Government of Russia	5.000	04-29-20		100,000	104,356	0.0%
Government of Russia	7.050	01-19-28	RUB	11,000,000	122,354	0.0%
Government of Russia	7.500	03-15-18	RUB	7,100,000	90,813	0.0%
Government of Russia	7.500	02-27-19	RUB	1,107,000	13,967	0.0%
Government of Russia	7.500	03-31-30		596,785	727,772	0.1%
Government of Russia	7.600	07-20-22	RUB	53,132,000	642,004	0.1%
Government of Russia	8.150	02-03-27	RUB	14,872,000	181,717	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       19

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Serbia 0.3%					$2,777,670	0.3%
Republic of Serbia	4.875	02-25-20		800,000	814,914	0.1%
Republic of Serbia	5.250	11-21-17		460,000	476,871	0.1%
Republic of Serbia	6.750	11-01-24		240,992	249,427	0.0%
Republic of Serbia	7.250	09-28-21		1,100,000	1,236,458	0.1%
Singapore 0.0%					308,261	0.0%
Slovenia 0.3%					2,943,101	0.3%
Republic of Slovenia	2.125	07-28-25	EUR	465,000	533,525	0.0%
Republic of Slovenia	2.250	03-03-32	EUR	650,000	702,811	0.1%
Republic of Slovenia	3.000	04-08-21	EUR	70,000	85,579	0.0%
Republic of Slovenia	4.625	09-09-24	EUR	150,000	205,282	0.0%
Republic of Slovenia	5.125	03-30-26	EUR	97,000	139,622	0.0%
Republic of Slovenia	5.250	02-18-24		640,000	711,864	0.1%
Republic of Slovenia	5.850	05-10-23		494,000	564,418	0.1%
South Africa 0.4%					4,009,668	0.4%
Republic of South Africa	5.875	09-16-25		600,000	628,830	0.1%
Republic of South Africa	6.500	02-28-41	ZAR	2,673,000	114,118	0.0%
Republic of South Africa	6.750	03-31-21	ZAR	6,595,000	376,699	0.0%
Republic of South Africa	7.000	02-28-31	ZAR	19,985,000	984,278	0.1%
Republic of South Africa	7.250	01-15-20	ZAR	625,000	37,230	0.0%
Republic of South Africa	7.750	02-28-23	ZAR	9,810,000	570,488	0.1%
Republic of South Africa	8.000	12-21-18	ZAR	1,887,000	116,847	0.0%
Republic of South Africa	8.000	01-31-30	ZAR	4,671,000	254,723	0.0%
Republic of South Africa	8.500	01-31-37	ZAR	1,390,000	75,698	0.0%
Republic of South Africa	8.750	02-28-48	ZAR	1,579,000	86,618	0.0%
Republic of South Africa	10.500	12-21-26	ZAR	11,294,000	764,139	0.1%
South Korea 0.2%					1,754,608	0.2%
Spain 0.2%					1,792,843	0.2%
Sri Lanka 0.0%					423,526	0.0%
Sweden 0.1%					962,750	0.1%
Thailand 0.1%					1,025,871	0.1%
Turkey 0.7%					5,842,503	0.7%
Republic of Turkey	3.250	03-23-23		300,000	276,822	0.0%
Republic of Turkey	4.250	04-14-26		250,000	236,942	0.0%
Republic of Turkey	5.125	03-25-22		800,000	825,032	0.1%
Republic of Turkey	6.000	01-14-41		715,000	731,745	0.1%
Republic of Turkey	6.250	09-26-22		250,000	272,750	0.0%
Republic of Turkey	6.750	05-30-40		250,000	279,109	0.0%
Republic of Turkey	6.875	03-17-36		360,000	405,125	0.1%
Republic of Turkey	7.000	06-05-20		578,000	643,795	0.1%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       20

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Turkey (continued)
Republic of Turkey	7.100	03-08-23	TRY	1,003,000	$282,525	0.0%
Republic of Turkey	7.500	11-07-19		200,000	224,751	0.0%
Republic of Turkey	8.500	09-14-22	TRY	1,250,000	382,906	0.1%
Republic of Turkey	10.400	03-20-24	TRY	1,503,000	505,297	0.1%
Republic of Turkey	10.500	01-15-20	TRY	583,000	197,177	0.0%
OTHER SECURITIES					578,527	0.1%
Ukraine 0.4%					3,353,466	0.4%
Republic of Ukraine (P) (S)	2.225	05-31-40		781,000	246,171	0.0%
Republic of Ukraine (H) (S)	6.250	06-17-16		400,000	310,874	0.1%
Republic of Ukraine (S)	7.750	09-01-19		8,067	7,280	0.0%
Republic of Ukraine (S)	7.750	09-01-20		810,000	725,112	0.1%
Republic of Ukraine (S)	7.750	09-01-21		704,000	626,701	0.1%
Republic of Ukraine (S)	7.750	09-01-22		566,000	499,608	0.1%
Republic of Ukraine (S)	7.750	09-01-23		314,000	273,180	0.0%
Republic of Ukraine (S)	7.750	09-01-24		197,000	169,459	0.0%
Republic of Ukraine (S)	7.750	09-01-25		197,000	166,325	0.0%
Republic of Ukraine (S)	7.750	09-01-26		197,000	164,222	0.0%
Republic of Ukraine (S)	7.750	09-01-27		197,000	164,534	0.0%
United Kingdom 0.6%					5,198,253	0.6%
Government of United Kingdom	1.500	01-22-21	GBP	200,000	288,589	0.0%
Government of United Kingdom	1.750	07-22-19	GBP	227,000	329,099	0.0%
Government of United Kingdom	3.500	01-22-45	GBP	730,000	1,272,433	0.2%
Government of United Kingdom	3.750	09-07-21	GBP	25,000	40,430	0.0%
Government of United Kingdom	4.250	12-07-46	GBP	1,410,000	2,829,829	0.3%
Government of United Kingdom	4.750	12-07-30	GBP	184,000	355,049	0.1%
Government of United Kingdom	5.000	03-07-25	GBP	45,000	82,824	0.0%
Venezuela 0.0%					444,880	0.0%
Vietnam 0.0%					391,554	0.0%
Corporate bonds 34.0%					$303,333,726
(Cost $319,938,535)
Consumer discretionary 6.9%					61,883,586	6.9%
Altice Luxembourg SA (S)	7.250	05-15-22	EUR	100,000	103,989	0.0%
Altice Luxembourg SA (S)	7.625	02-15-25		985,000	901,275	0.1%
Altice Luxembourg SA (S)	7.750	05-15-22		1,025,000	991,688	0.1%
CCO Safari II LLC (S)	3.579	07-23-20		105,000	105,261	0.0%
CCO Safari II LLC (S)	4.908	07-23-25		865,000	885,380	0.1%
CCO Safari II LLC (S)	6.384	10-23-35		320,000	334,365	0.1%
CCO Safari II LLC (S)	6.484	10-23-45		760,000	798,309	0.1%
Neptune Finco Corp. (S)	10.125	01-15-23		1,000,000	1,072,500	0.1%
Neptune Finco Corp. (S)	10.875	10-15-25		275,000	297,000	0.0%
Univision Communications, Inc. (S)	5.125	02-15-25		275,000	269,156	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       21

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Consumer discretionary (continued)
Univision Communications, Inc. (S)	6.750	09-15-22		615,000	$652,638	0.1%
Univision Communications, Inc. (S)	8.500	05-15-21		250,000	251,250	0.0%
OTHER SECURITIES					55,220,775	6.2%
Consumer staples 1.6%					13,928,063	1.6%
Energy 4.7%					41,573,914	4.7%
Exxon Mobil Corp. (P)	0.822	03-06-22		355,000	344,410	0.1%
KazMunayGas National Company	7.000	05-05-20		500,000	511,895	0.1%
KazMunayGas National Company	9.125	07-02-18		570,000	613,129	0.1%
KazMunayGas National Company JSC	5.750	04-30-43		1,050,000	839,871	0.1%
Petroleos de Venezuela SA	5.125	10-28-16		566,734	419,383	0.1%
Petroleos de Venezuela SA	5.250	04-12-17		2,792,300	1,281,386	0.2%
Petroleos de Venezuela SA	5.375	04-12-27		1,015,000	317,289	0.1%
Petroleos de Venezuela SA	8.500	11-02-17		1,434,133	706,311	0.1%
Petroleos de Venezuela SA	9.750	05-17-35		190,000	70,300	0.0%
Petroleos Mexicanos	2.750	04-21-27	EUR	550,000	449,856	0.1%
Petroleos Mexicanos	3.125	01-23-19		30,000	29,169	0.0%
Petroleos Mexicanos	3.500	07-18-18		100,000	99,250	0.0%
Petroleos Mexicanos (S)	3.500	07-23-20		55,000	51,838	0.0%
Petroleos Mexicanos	4.250	01-15-25		1,200,000	1,059,000	0.1%
Petroleos Mexicanos (S)	5.500	02-04-19		110,000	113,740	0.0%
Petroleos Mexicanos	5.500	02-24-25	EUR	121,000	137,459	0.0%
Petroleos Mexicanos (S)	5.500	06-27-44		175,000	134,453	0.0%
Petroleos Mexicanos	5.500	06-27-44		1,365,000	1,048,730	0.1%
Petroleos Mexicanos	5.625	01-23-46		75,000	58,594	0.0%
Petroleos Mexicanos (S)	5.625	01-23-46		800,000	625,000	0.1%
Petroleos Mexicanos (S)	6.375	02-04-21		210,000	218,348	0.0%
Petroleos Mexicanos	6.375	01-23-45		200,000	173,490	0.0%
Petroleos Mexicanos	6.500	06-02-41		1,910,000	1,668,958	0.2%
Petroleos Mexicanos	6.625	06-15-35		185,000	167,148	0.0%
Petroleos Mexicanos (S)	6.875	08-04-26		215,000	222,633	0.0%
Petroleos Mexicanos	7.190	09-12-24	MXN	1,000,000	47,471	0.0%
Petroleos Mexicanos (S)	7.190	09-12-24	MXN	1,201,000	57,013	0.0%
Petroleos Mexicanos	7.470	11-12-26	MXN	600,000	27,628	0.0%
OTHER SECURITIES					30,080,162	3.2%
Financials 8.2%					73,722,655	8.2%
Bank of America Corp.	1.700	08-25-17		15,000	14,927	0.0%
Bank of America Corp.	3.300	01-11-23		530,000	529,730	0.1%
Bank of America Corp.	3.950	04-21-25		610,000	590,612	0.1%
Bank of America Corp.	4.000	04-01-24		500,000	516,650	0.1%
Bank of America Corp.	4.200	08-26-24		415,000	415,482	0.1%
Bank of America Corp.	4.450	03-03-26		290,000	291,444	0.0%
Bank of America Corp.	5.650	05-01-18		60,000	64,052	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       22

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Financials (continued)
Bank of America Corp.	6.110	01-29-37		310,000	$337,478	0.1%
Bank of America Corp.	6.400	08-28-17		215,000	228,076	0.0%
Bank of America Corp.	6.875	04-25-18		90,000	98,300	0.0%
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (Q)	6.500	10-23-24		340,000	348,500	0.1%
Citigroup, Inc. (P)	0.509	05-31-17	EUR	50,000	53,868	0.0%
Citigroup, Inc.	1.550	08-14-17		150,000	149,198	0.0%
Citigroup, Inc.	1.700	04-27-18		40,000	39,575	0.0%
Citigroup, Inc.	1.800	02-05-18		15,000	14,900	0.0%
Citigroup, Inc.	1.850	11-24-17		140,000	139,550	0.0%
Citigroup, Inc. (P)	4.250	02-25-30	EUR	100,000	124,850	0.0%
Citigroup, Inc.	6.250	09-02-19	GBP	45,000	71,119	0.0%
Citigroup, Inc. (5.800% to 11-15-19, then 3 month LIBOR + 4.093%) (Q)	5.800	11-15-19		220,000	204,050	0.0%
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950	08-15-20		665,000	625,100	0.1%
JPMorgan Chase & Co.	3.875	09-10-24		915,000	919,428	0.1%
JPMorgan Chase & Co.	4.250	10-01-27		330,000	335,874	0.1%
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300	05-01-20		1,100,000	1,071,455	0.1%
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24		325,000	344,500	0.1%
Morgan Stanley (P)	1.469	01-24-19		310,000	306,086	0.0%
Morgan Stanley (P)	1.899	04-25-18		130,000	130,726	0.0%
Morgan Stanley	3.750	02-25-23		1,670,000	1,708,485	0.2%
Morgan Stanley	3.950	04-23-27		205,000	198,046	0.0%
Morgan Stanley	4.350	09-08-26		440,000	438,354	0.1%
Morgan Stanley	5.000	05-02-19	EUR	50,000	62,027	0.0%
Morgan Stanley	5.000	11-24-25		270,000	284,155	0.0%
Morgan Stanley	5.375	08-10-20	EUR	100,000	129,681	0.0%
Morgan Stanley	5.500	07-28-21		155,000	173,860	0.0%
The Goldman Sachs Group, Inc. (P)	2.399	02-25-21		100,000	100,430	0.0%
The Goldman Sachs Group, Inc.	2.750	09-15-20		280,000	279,407	0.0%
The Goldman Sachs Group, Inc.	2.900	07-19-18		25,000	25,350	0.0%
The Goldman Sachs Group, Inc.	3.850	07-08-24		280,000	286,286	0.0%
The Goldman Sachs Group, Inc.	4.250	10-21-25		805,000	801,058	0.1%
The Goldman Sachs Group, Inc.	5.500	10-12-21	GBP	15,000	22,559	0.0%
The Goldman Sachs Group, Inc.	5.750	01-24-22		325,000	369,276	0.1%
The Goldman Sachs Group, Inc.	6.150	04-01-18		100,000	107,784	0.0%
The Goldman Sachs Group, Inc.	6.250	09-01-17		203,000	215,334	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       23

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
Financials (continued)
The Goldman Sachs Group, Inc.	6.250	02-01-41	305,000	$364,379	0.1%
The Goldman Sachs Group, Inc.	6.750	10-01-37	435,000	497,282	0.1%
The Goldman Sachs Group, Inc.	7.500	02-15-19	140,000	159,394	0.0%
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375	05-10-20	630,000	600,075	0.1%
OTHER SECURITIES				58,933,903	6.3%
Health care 2.5%				22,045,162	2.5%
Valeant Pharmaceuticals International, Inc. (S)	5.375	03-15-20	675,000	594,000	0.1%
Valeant Pharmaceuticals International, Inc. (S)	5.875	05-15-23	2,023,000	1,648,745	0.2%
Valeant Pharmaceuticals International, Inc. (S)	6.375	10-15-20	100,000	91,750	0.0%
Valeant Pharmaceuticals International, Inc. (S)	6.750	08-15-21	300,000	267,000	0.0%
Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20	75,000	70,688	0.0%
OTHER SECURITIES				19,372,979	2.2%
Industrials 2.8%				25,164,901	2.8%
General Electric Company	4.500	03-11-44	240,000	257,719	0.0%
General Electric Company	5.875	01-14-38	257,000	323,293	0.1%
OTHER SECURITIES				24,583,889	2.7%
Information technology 1.7%				15,538,326	1.7%
First Data Corp. (S)	5.375	08-15-23	550,000	572,000	0.1%
First Data Corp. (S)	7.000	12-01-23	950,000	948,575	0.1%
Microsoft Corp.	4.200	11-03-35	405,000	424,491	0.1%
Microsoft Corp.	4.450	11-03-45	200,000	214,455	0.0%
OTHER SECURITIES				13,378,805	1.4%
Materials 2.2%				19,291,326	2.2%
Telecommunication services 2.2%				19,592,586	2.2%
SBA Tower Trust (S)	2.240	04-16-18	125,000	123,652	0.0%
SBA Tower Trust (S)	2.898	10-15-44	470,000	471,446	0.1%
SBA Tower Trust (S)	2.933	12-15-42	630,000	627,135	0.1%
SBA Tower Trust (S)	3.156	10-15-45	360,000	360,468	0.1%
SBA Tower Trust (S)	3.598	04-15-43	570,000	574,950	0.1%
SBA Tower Trust (S)	3.869	10-15-49	360,000	359,188	0.0%
T-Mobile USA, Inc.	6.000	03-01-23	1,300,000	1,342,250	0.2%
T-Mobile USA, Inc.	6.375	03-01-25	125,000	126,563	0.0%
T-Mobile USA, Inc.	6.500	01-15-24	75,000	76,875	0.0%
T-Mobile USA, Inc.	6.500	01-15-26	675,000	684,025	0.1%
T-Mobile USA, Inc.	6.731	04-28-22	170,000	177,837	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       24

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Telecommunication services (continued)
Verizon Communications, Inc.	3.650	09-14-18		205,000	$214,547	0.0%
Verizon Communications, Inc.	4.500	09-15-20		330,000	358,885	0.0%
Verizon Communications, Inc.	6.400	09-15-33		1,395,000	1,625,829	0.2%
Wind Acquisition Finance SA (P) (S)	3.856	07-15-20	EUR	100,000	103,137	0.0%
Wind Acquisition Finance SA (S)	4.750	07-15-20		600,000	579,000	0.1%
Wind Acquisition Finance SA (S)	7.000	04-23-21	EUR	100,000	103,518	0.0%
Wind Acquisition Finance SA (S)	7.375	04-23-21		1,275,000	1,173,000	0.1%
OTHER SECURITIES					10,510,281	1.1%
Utilities 1.2%					10,593,207	1.2%
Convertible bonds 0.1%					$442,020
(Cost $412,168)
Consumer discretionary 0.1%					256,057	0.1%
Information technology 0.0%					185,963	0.0%
Municipal bonds 0.4%					$3,786,572
(Cost $3,526,281)
Term loans (M) 6.1%					$54,327,709
(Cost $56,934,391)
Consumer discretionary 2.3%					20,080,200	2.3%
Neptune Finco Corp.	5.000	10-09-22		1,450,000	1,437,917	0.2%
Univision Communications, Inc.	4.000	03-01-20		885,293	860,058	0.1%
OTHER SECURITIES					17,782,225	2.0%
Consumer staples 0.3%					3,033,239	0.3%
Energy 0.2%					1,901,268	0.2%
Financials 0.7%					5,931,989	0.7%
Asurion LLC	5.000	05-24-19		677,478	636,660	0.1%
Asurion LLC	5.000	08-04-22		1,016,031	930,515	0.1%
Asurion LLC	8.500	03-03-21		1,175,000	948,446	0.1%
OTHER SECURITIES					3,416,368	0.4%
Health care 0.6%					4,894,628	0.6%
Industrials 0.4%					3,451,460	0.4%
Information technology 0.9%					8,363,970	0.9%
First Data Corp.	4.184	07-08-22		670,000	652,915	0.1%
First Data Corp.	4.434	03-24-21		737,724	726,658	0.1%
OTHER SECURITIES					6,984,397	0.7%
Materials 0.3%					2,896,622	0.3%
Telecommunication services 0.2%					2,146,991	0.2%
T-Mobile USA, Inc.	3.500	11-09-22		150,000	150,021	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       25

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
Telecommunication services (continued)
OTHER SECURITIES				$1,996,970	0.2%
Utilities 0.2%				1,627,342	0.2%
Collateralized mortgage obligations 3.5%				$31,200,208
(Cost $31,564,630)
Commercial and residential 2.9%				25,432,500	2.9%
U.S. Government Agency 0.6%				5,767,708	0.6%
Federal Home Loan Mortgage Corp. Series 199, Class PO	0.753	08-01-28	1,517	1,373	0.0%
Federal Home Loan Mortgage Corp. Series 2014-HQ2, Class M1 (P)	1.877	09-25-24	176,211	176,510	0.0%
Federal Home Loan Mortgage Corp. Series 2014-HQ2, Class M2 (P)	2.627	09-25-24	250,000	244,648	0.0%
Federal Home Loan Mortgage Corp. Series 2014-HQ3, Class M1 (P)	2.076	10-25-24	71,112	71,252	0.0%
Federal Home Loan Mortgage Corp. Series 2015-DN1, Class M2 (P)	2.826	01-25-25	250,000	253,028	0.1%
Federal Home Loan Mortgage Corp. Series 2015-DNA1, Class M2 (P)	2.286	10-25-27	280,000	273,379	0.1%
Federal Home Loan Mortgage Corp. Series 2015-DNA2, Class M2 (P)	3.036	12-25-27	330,000	327,454	0.1%
Federal Home Loan Mortgage Corp. Series 2015-DNA3, Class M2 (P)	3.286	04-25-28	250,000	249,338	0.0%
Federal Home Loan Mortgage Corp. Series 2015-HQ1, Class M1 (P)	1.476	03-25-25	172,292	172,245	0.0%
Federal Home Loan Mortgage Corp. Series 2015-HQ1, Class M2 (P)	2.626	03-25-25	250,000	249,321	0.0%
Federal Home Loan Mortgage Corp. Series 2015-HQ2, Class M2 (P)	2.376	05-25-25	250,000	242,171	0.0%
Federal Home Loan Mortgage Corp. Series 2016-DNA1, Class M2 (P)	3.336	07-25-28	250,000	248,694	0.0%
Federal Home Loan Mortgage Corp. Series 4448, Class JA	4.000	11-15-36	100,000	107,754	0.0%
Federal Home Loan Mortgage Corp. Series K025, Class A1	1.875	04-25-22	199,517	201,753	0.0%
Federal Home Loan Mortgage Corp. Series K502, Class A2	1.426	08-25-17	325,721	326,816	0.1%
Federal Home Loan Mortgage Corp. Series K712, Class A1	1.369	05-25-19	146,372	146,811	0.0%
Federal National Mortgage Association Series 2006-114, Class HE	5.500	12-25-36	110,000	123,612	0.0%
Federal National Mortgage Association Series 2014-C04, Class 1M1 (P)	2.386	11-25-24	52,252	52,444	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       26

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
U.S. Government Agency (continued)
Federal National Mortgage Association Series 2014-C04, Class 2M1 (P)	2.536	11-25-24	23,354	$23,466	0.0%
Federal National Mortgage Association Series 2015-C01, Class 1M1 (P)	1.936	02-25-25	22,189	22,220	0.0%
Federal National Mortgage Association Series 2015-C01, Class 2M1 (P)	1.936	02-25-25	3,718	3,718	0.0%
Federal National Mortgage Association Series 2016-C01, Class 2M1 (P)	2.527	08-25-28	545,000	545,685	0.1%
Federal National Mortgage Association Series 319, Class 2 IO	6.500	02-25-32	4,425	879	0.0%
Government National Mortgage Association Series 2004-47, Class QV	6.000	09-16-20	192,208	194,658	0.0%
Government National Mortgage Association Series 2010-103, Class IN IO	4.500	02-20-39	80,785	3,352	0.0%
Government National Mortgage Association Series 2010-109, Class CI IO	4.500	12-20-37	457,747	17,269	0.0%
Government National Mortgage Association Series 2010-127, Class JI IO	4.000	02-20-39	501,038	30,662	0.0%
Government National Mortgage Association Series 2010-128, Class JC	4.000	06-20-39	70,000	76,290	0.0%
Government National Mortgage Association Series 2010-165, Class IP IO	4.000	04-20-38	1,429,576	90,168	0.0%
Government National Mortgage Association Series 2010-42, Class PI IO	4.500	09-20-37	1,120,344	45,563	0.0%
Government National Mortgage Association Series 2010-84, Class NI IO	4.500	12-20-36	133,441	1,170	0.0%
Government National Mortgage Association Series 2010-87, Class HI, IO	4.500	11-20-38	921,782	52,211	0.0%
Government National Mortgage Association Series 2010-92, Class PI IO	4.500	11-20-37	142,900	5,517	0.0%
Government National Mortgage Association Series 2010-98, Class PI IO	4.500	10-20-37	127,416	4,726	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       27

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
U.S. Government Agency (continued)
Government National Mortgage Association Series 2011-123, Class MA	4.000	07-20-41	485,000	$543,187	0.1%
Government National Mortgage Association Series 2011-133, Class GB	3.500	09-20-41	100,000	107,418	0.0%
Government National Mortgage Association Series 2011-2, Class HI IO	4.000	12-20-35	43,965	461	0.0%
Government National Mortgage Association Series 2011-41 Class AI IO	4.500	12-20-39	285,091	22,030	0.0%
Government National Mortgage Association Series 2011-88, Class EI IO	4.500	11-20-39	47,387	3,540	0.0%
Government National Mortgage Association Series 2011-94, Class AI IO	4.500	01-20-39	296,396	11,582	0.0%
Government National Mortgage Association Series 2012-136, Class MX	2.000	11-20-42	230,000	210,688	0.0%
Government National Mortgage Association Series 2012-94, Class BI IO	4.000	05-20-37	247,401	32,846	0.0%
Government National Mortgage Association Series 2013-24, Class OI IO	4.000	02-20-43	160,385	24,096	0.0%
Government National Mortgage Association Series 2014-115, Class KI IO	3.000	06-20-37	261,128	29,312	0.0%
Government National Mortgage Association Series 2014-160, Class DI IO	3.500	04-20-39	629,450	64,743	0.0%
Government National Mortgage Association Series 2015, Class AI	3.500	03-20-39	480,516	38,717	0.0%
Government National Mortgage Association Series 2015-148, Class LI	3.500	06-20-39	539,332	67,408	0.0%
Government National Mortgage Association Series 2015-148, Class LI	3.500	05-20-43	140,924	25,523	0.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       28

Rate (%)	Maturity date	Par value^	Value	% of Net Assets
Asset backed securities 2.9%			$25,785,683
(Cost $25,827,824)
		Shares	Value	% of Net Assets
Common stocks 12.3%			$109,705,667
(Cost $106,394,314)
Consumer discretionary 1.3%			11,615,327	1.3%
Consumer staples 0.5%			4,700,112	0.5%
Energy 1.4%			12,091,318	1.4%
Exxon Mobil Corp.		35,100	2,813,265	0.3%
OTHER SECURITIES			9,278,053	1.1%
Financials 2.8%			24,633,751	2.8%
Bank of America Corp.		117,385	1,469,660	0.2%
Citigroup, Inc.		28,800	1,118,880	0.1%
JPMorgan Chase & Co.		58,600	3,299,180	0.4%
Morgan Stanley		53,600	1,323,920	0.2%
OTHER SECURITIES			17,422,111	1.9%
Health care 1.2%			10,349,392	1.2%
Johnson & Johnson		22,600	2,377,746	0.3%
Pfizer, Inc.		77,706	2,305,537	0.3%
OTHER SECURITIES			5,666,109	0.6%
Industrials 1.7%			14,942,333	1.7%
General Electric Company		123,100	3,587,134	0.4%
The Boeing Company		16,800	1,985,424	0.2%
OTHER SECURITIES			9,369,775	1.1%
Information technology 1.4%			12,530,401	1.4%
First Data Corp., Class A (I)		8,800	110,000	0.0%
Microsoft Corp.		39,900	2,030,112	0.2%
OTHER SECURITIES			10,390,289	1.2%
Materials 0.6%			5,825,147	0.6%
Telecommunication services 0.4%			3,765,255	0.4%
Verizon Communications, Inc.		38,591	1,957,721	0.2%
OTHER SECURITIES			1,807,534	0.2%
Utilities 1.0%			9,252,631	1.0%

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       29

				Shares	Value	% of Net Assets
Preferred securities 0.1%					$1,257,414
(Cost $1,343,186)
Energy 0.0%					383,558	0.0%
Financials 0.1%					544,299	0.1%
Health care 0.0%					259,849	0.0%
Telecommunication services 0.0%					69,708	0.0%
Purchased options 0.0%					$114,048
(Cost $78,965)
Call options 0.0%					114,048	0.0%
Short-term investments 4.2%					$37,341,206
(Cost $37,341,194)
U.S. Government 0.0%					279,929	0.0%
		Yield (%)		Shares	Value	% of Net Assets
Money market funds 4.1%					36,742,277	4.1%
T. Rowe Price Reserve Investment Fund		0.3233(Y)		36,742,277	$36,742,277	4.1%
Repurchase agreement 0.1%					319,000	0.1%
Total investments (Cost $921,213,070)† 101.2%					$903,833,565	101.2%
Other assets and liabilities, net (1.2%)					($10,288,021)	(1.2)%
Total net assets 100.0%					$893,545,544	100.0%
	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Sale commitments outstanding (0.8)%					($7,041,154)
(Cost ($7,011,060))
U.S. Government Agency (0.8)%					(7,041,154)	(0.8)%
Federal National Mortgage Association Fannie Mae Pool (C)	3.000		TBA	(4,840,000)	(4,962,891	(0.6)%
Federal National Mortgage Association Fannie Mae Pool (C)	3.500		TBA	(150,000)	(157,179)	(0.0)%
Government National Mortgage Association Ginnie Mae Pool (C)	3.000		TBA	(1,855,000)	(1,921,084)	(0.2)%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       30

GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand
Key to Security Abbreviations and Legend
IO	Interest Only Security - (Interest Tranche of Stripped Security). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $142,616,658 or 16.0% of the fund's net assets as of 2-29-16.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $927,982,819. Net unrealized depreciation aggregated to $24,149,254, of which $25,271,058 related to appreciated investment securities and $49,420,312 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
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Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Investments, at value (Cost $921,213,070)	$903,833,565
Cash	2,063,488
Foreign currency, at value (Cost $1,137,055)	1,128,465
Receivable for investments sold	8,953,886
Receivable for delayed delivery securities sold	28,824,039
Receivable for fund shares sold	368,596
Unrealized appreciation on forward foreign currency exchange contracts	1,084,931
Dividends and interest receivable	8,028,920
Receivable for securities lending income	4,196
Swap contracts, at value (including net unamortized upfront payment of $496)	12,370
Receivable for exchange cleared swaps	152,180
Other receivables and prepaid expenses	35,427
Total assets	954,490,063
Liabilities
Payable for sale commitments outstanding, at value (proceeds received $7,011,060)	7,041,154
Payable for investments purchased	6,983,199
Payable for delayed delivery securities purchased	46,382,023
Unrealized depreciation on forward foreign currency exchange contracts	264,114
Payable for fund shares repurchased	7,354
Written options, at value (premium received $80,149)	73,796
Swap contracts, at value (including net unamortized upfront payment of -$310)	29,374
Payable for futures variation margin	54,432
Distributions payable	368
Payable to affiliates
Accounting and legal services fees	16,139
Transfer agent fees	873
Trustees' fees	160
Other liabilities and accrued expenses	91,533
Total liabilities	60,944,519
Net assets	$893,545,544
Net assets consist of
Paid-in capital	$926,535,850
Accumulated distributions in excess of net investment income	(672,825)
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions and swap agreements	(15,305,811)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, translation of assets and liabilities in foreign currencies and swap agreements	(17,011,670)
Net assets	$893,545,544

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SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       32

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($9,459,130 ÷ 945,925 shares)[1]	$10.00
Class C ($520,120 ÷ 52,014 shares)[1]	$10.00
Class NAV ($883,566,294 ÷ 88,298,104 shares)	$10.01
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.42

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

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SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       33

STATEMENT OF OPERATIONS   For the six months ended 2-29-16 (unaudited)

Investment income
Interest	$15,877,021
Dividends	1,808,595
Securities lending	8,550
Less foreign taxes withheld	(25,540)
Total investment income	17,668,626
Expenses
Investment management fees	3,281,481
Distribution and service fees	9,651
Accounting and legal services fees	55,947
Transfer agent fees	3,340
Trustees' fees	7,771
State registration fees	7,106
Printing and postage	218
Professional fees	48,112
Custodian fees	96,495
Registration and filing fees	31,074
Other	9,424
Total expenses	3,550,619
Less expense reductions	(148,785)
Net expenses	3,401,834
Net investment income	14,266,792
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(7,893,234)[1]
Affiliated investments	(12)
Futures contracts	(640,113)
Swap contracts	73,538
(8,459,821)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(7,635,039)
Futures contracts	(414,070)
Written options	6,353
Swap contracts	46,672
(7,996,084)
Net realized and unrealized loss	(16,455,905)
Decrease in net assets from operations	($2,189,113)

1	Net of foreign taxes of $1,030.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       34

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$14,266,792	$27,470,571
Net realized gain (loss)	(8,459,821)	8,462,966
Change in net unrealized appreciation (depreciation)	(7,996,084)	(65,217,919)
Decrease in net assets resulting from operations	(2,189,113)	(29,284,382)
Distributions to shareholders
From net investment income
Class A	(65,580)	(10,592)
Class C	(4,407)	(2,091)
Class NAV	(13,731,751)	(35,804,868)
From net realized gain
Class A	(23,018)	—
Class C	(2,019)	—
Class NAV	(3,601,163)	(22,862,416)
Total distributions	(17,427,938)	(58,679,967)
From fund share transactions	9,852,894	25,798,053
Total decrease	(9,764,157)	(62,166,296)
Net assets
Beginning of period	903,309,701	965,475,997
End of period	$893,545,544	$903,309,701
Accumulated distributions in excess of net investment income	($672,825)	($1,137,879)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       35

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.21		$10.56
Net investment income[3]	0.14		0.12
Net realized and unrealized loss on investments	(0.17)		(0.35)
Total from investment operations	(0.03)		(0.23)
Less distributions
From net investment income	(0.14)		(0.12)
From net realized gain	(0.04)		—
Total distributions	(0.18)		(0.12)
Net asset value, end of period	$10.00		$10.21
Total return (%)[4,5]	(0.34	) [6]	(2.20	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$9		$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[7]	1.20	[7]
Expenses including reductions	1.12	[7]	1.12	[7]
Net investment income	2.79	[7]	2.76	[7]
Portfolio turnover (%)	34		76	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class A shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

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SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       36

Class C Shares Period ended	2-29-16	[1]	8-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.21		$10.56
Net investment income[3]	0.10		0.09
Net realized and unrealized loss on investments	(0.17)		(0.35)
Total from investment operations	(0.07)		(0.26)
Less distributions
From net investment income	(0.10)		(0.09)
From net realized gain	(0.04)		—
Total distributions	(0.14)		(0.09)
Net asset value, end of period	$10.00		$10.21
Total return (%)[4,5]	(0.70	) [6]	(2.50	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91	[8]	1.90	[8]
Expenses including reductions	1.87	[8]	1.87	[8]
Net investment income	2.06	[8]	2.03	[8]
Portfolio turnover (%)	34		76	[9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class C shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

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SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       37

Class NAV Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.22		$11.25	$10.89	$11.06	$10.70	$10.53
Net investment income[2]	0.16		0.32	0.36	0.35	0.41	0.43
Net realized and unrealized gain (loss) on investments	(0.18)		(0.66)	0.63	(0.12)	0.47	0.28
Total from investment operations	(0.02)		(0.34)	0.99	0.23	0.88	0.71
Less distributions
From net investment income	(0.15)		(0.41)	(0.35)	(0.39)	(0.52)	(0.54)
From net realized gain	(0.04)		(0.28)	(0.28)	(0.01)	—	—
Total distributions	(0.19)		(0.69)	(0.63)	(0.40)	(0.52)	(0.54)
Net asset value, end of period	$10.01		$10.22	$11.25	$10.89	$11.06	$10.70
Total return (%)[3]	(0.15	) [4]	(3.05)	9.30	2.05	8.52	6.91
Ratios and supplemental data
Net assets, end of period (in millions)	$884		$901	$965	$1,033	$1,059	$994
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	[5]	0.78	0.79	0.79	0.79	0.79
Expenses including reductions	0.76	[5]	0.75	0.75	0.76	0.76	0.76
Net investment income	3.19	[5]	2.99	3.22	3.11	3.86	3.99
Portfolio turnover (%)	34		76	59	69	69	74

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       38

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Spectrum Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income with moderate share price fluctuation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end management investment companies are valued at their respective net asset values each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M., ET. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       39

market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Government and Agency obligations	$206,629,336	—	$206,629,336	—
Foreign government obligations	129,909,976	—	129,599,102	$310,874
Corporate bonds	303,333,726	—	303,333,726	—
Convertible bonds	442,020	—	442,020	—
Municipal bonds	3,786,572	—	3,786,572	—
Term loans	54,327,709	—	54,327,709	—
Collateralized mortgage obligations	31,200,208	—	31,200,208	—
Asset backed securities	25,785,683	—	25,585,735	199,948
Common stocks	109,705,667	$105,360,695	2,798,600	1,546,372
Preferred securities	1,257,414	1,257,414	—	—
Purchased options	114,048	—	114,048	—
Short-term investments	37,341,206	36,742,277	598,929	—
Total investments in securities	$903,833,565	$143,360,386	$758,415,985	$2,057,194
Sale commitments outstanding	($7,041,154)	—	($7,041,154)	—
Other financial instruments:
Futures	($407,395)	($407,395)	—	—
Forward foreign currency contracts	820,817	—	$820,817	—
Written options	(73,796)	—	(73,796)	—
Interest rate swaps	56,808	—	56,808	—
Credit default swaps	54,497	—	54,497	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       40

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Fund's Investments or in a schedule to the Fund's investments (Sale Commitments Outstanding). At the time the fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans generally are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       41

value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $1,011. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       42

equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, characterization of distributions, wash sale loss deferrals, derivative transactions and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain swaps are typically traded through the OTC market. Certain forwards and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       43

segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statement of asset and liabilities as Cash held at broker for futures contracts and receivable for exchange-cleared swaps, respectively. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 29, 2016, the fund used futures contracts to gain exposure to treasuries markets and the foreign bond market, manage against anticipated interest changes, manage duration of the fund, maintain diversity and liquidity of the fund and as a substitute for securities purchased. The fund held futures contracts with notional values ranging from $54.3 million to $65.5 million, as measured at each quarter end. The following table summarizes the contracts held at February 29, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
3 Year South Korea Government Bond Futures	69	Long	Mar 2016	$6,108,670	$6,155,713	$47,043
10 Year South Korea Government Bond Futures	10	Long	Mar 2016	1,007,629	1,046,090	38,461
10-Year U.S. Treasury Note Futures	39	Long	Jun 2016	5,112,094	5,090,109	(21,985)
2-Year U.S. Treasury Note Futures	25	Long	Jun 2016	5,469,187	5,463,672	(5,515)
5-Year U.S. Treasury Note Futures	5	Long	Jun 2016	605,477	604,922	(555)
Euro-Buxl Futures	2	Long	Jun 2016	367,007	366,736	(271)
Euro-OAT Futures	2	Long	Mar 2016	331,709	341,324	9,615

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       44

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	25	Long	Jun 2016	4,134,446	4,113,281	(21,165)
Ultra U.S. Treasury Bond Futures	2	Long	Jun 2016	347,104	346,312	(792)
10-Year Canada Government Bond Futures	8	Short	Jun 2016	(841,553)	(837,073)	4,480
10-Year Interest Rate Swap Futures	61	Short	Mar 2016	(6,306,759)	(6,619,453)	(312,694)
10-Year Mini Japan Government Bond Futures	24	Short	Mar 2016	(3,161,407)	(3,239,165)	(77,758)
10-Year U.S. Treasury Note Futures	96	Short	Jun 2016	(12,576,684)	(12,529,500)	47,184
2-Year U.S. Treasury Note Futures	3	Short	Jun 2016	(656,292)	(655,641)	651
5-Year Interest Rate Swap Futures	6	Short	Mar 2016	(621,740)	(624,562)	(2,822)
5-Year U.S. Treasury Note Futures	28	Short	Jun 2016	(3,388,666)	(3,387,562)	1,104
German Euro BOBL Futures	52	Short	Mar 2016	(7,454,637)	(7,542,241)	(87,604)
German Euro BUND Futures	13	Short	Jun 2016	(2,317,576)	(2,318,590)	(1,014)
U.K. Long Gilt Bond Futures	21	Short	Jun 2016	(3,536,031)	(3,563,290)	(27,259)
U.S. Treasury Long Bond Futures	4	Short	Jun 2016	(661,626)	(658,125)	3,501
						($407,395)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 29, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure. The fund held forward foreign currency contracts with U.S. dollar notional values ranging from $86.8 million to $118.1 million, as measured at each quarter end. The following table summarizes the contracts held at February 29, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	22,000	USD	15,434	State Street Bank London	5/20/2016	$213	—	$213
AUD	216,000	USD	154,108	Westpac Banking Corporation	5/20/2016	—	($486)	(486)
BRL	1,665,309	USD	418,461	BNP Paribas SA	3/2/2016	—	(3,746)	(3,746)
BRL	228,000	USD	57,292	Canadian Imperial Bank of Commerce	3/2/2016	—	(513)	(513)
BRL	1,886,309	USD	471,256	Citibank N.A.	3/2/2016	—	(1,506)	(1,506)
BRL	366,000	USD	94,221	Deutsche Bank AG London	3/2/2016	—	(3,075)	(3,075)
BRL	522,000	USD	131,509	JPMorgan Chase Bank N.A. London	3/2/2016	—	(1,515)	(1,515)
BRL	2,505,000	USD	641,978	Morgan Stanley and Company International PLC	3/2/2016	—	(18,153)	(18,153)
BRL	302,000	USD	76,305	Royal Bank of Canada (UK)	3/2/2016	—	(1,097)	(1,097)
BRL	113,000	USD	28,321	State Street Bank London	3/2/2016	—	(180)	(180)
BRL	1,198,000	USD	299,012	UBS AG London	3/2/2016	—	(671)	(671)

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       45

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	288,000	USD	70,519	Royal Bank of Canada (UK)	6/2/2016	—	(620)	(620)
BRL	594,000	USD	146,848	State Street Bank London	6/2/2016	—	(2,680)	(2,680)
CAD	58,562	USD	41,675	State Street Bank London	3/31/2016	1,610	—	1,610
CAD	1,735,400	USD	1,265,067	Royal Bank of Canada (UK)	5/20/2016	17,713	—	17,713
CAD	38,000	USD	27,025	State Street Bank London	5/20/2016	1,064	—	1,064
CHF	1,210,000	USD	1,227,131	UBS AG London	5/20/2016	—	(10,525)	(10,525)
CNY	67,000	USD	9,845	Bank of America, N.A.	8/15/2016	329	—	329
CNY	464,000	USD	71,612	Deutsche Bank AG London	8/15/2016	—	(1,153)	(1,153)
CNY	946,116	USD	141,996	HSBC Bank USA	8/15/2016	1,674	—	1,674
CNY	1,131,000	USD	171,351	JPMorgan Chase Bank N.A. London	8/15/2016	394	—	394
CNY	1,306,000	USD	200,952	Standard Chartered Bank	8/15/2016	—	(2,633)	(2,633)
CNY	136,733	USD	20,720	State Street Bank London	8/15/2016	44	—	44
CNY	982,000	USD	151,445	Deutsche Bank AG London	8/31/2016	—	(2,391)	(2,391)
CNY	1,005,000	USD	147,725	Standard Chartered Bank	8/31/2016	4,820	—	4,820
COP	117,211,000	USD	35,358	BNP Paribas SA	4/22/2016	5	—	5
COP	933,754,000	USD	278,484	Credit Suisse International	4/22/2016	3,228	—	3,228
COP	113,823,000	USD	34,120	JPMorgan Chase Bank N.A. London	4/22/2016	221	—	221
COP	41,770,000	USD	12,530	Royal Bank of Scotland PLC	4/22/2016	72	—	72
CZK	4,233,000	USD	174,831	BNP Paribas SA	5/20/2016	—	(4,320)	(4,320)
DKK	51,000	USD	7,375	State Street Bank London	5/20/2016	82	—	82
EUR	342,444	USD	374,961	State Street Bank London	3/15/2016	—	(2,299)	(2,299)
EUR	100,000	USD	111,488	BNP Paribas SA	4/6/2016	—	(2,590)	(2,590)
EUR	115,000	USD	130,125	HSBC Bank USA	4/6/2016	—	(4,892)	(4,892)
EUR	97,000	USD	107,971	Bank of America, N.A.	5/20/2016	—	(2,189)	(2,189)
GBP	163,424	USD	229,216	Royal Bank of Scotland PLC	4/15/2016	—	(1,718)	(1,718)
GBP	47,873	USD	68,466	State Street Bank London	4/15/2016	—	(1,823)	(1,823)
GBP	127,867	USD	177,997	Royal Bank of Scotland PLC	5/20/2016	27	—	27
GBP	26,738	USD	37,994	State Street Bank London	5/20/2016	—	(768)	(768)
IDR	1,213,023,000	USD	85,987	State Street Bank London	3/15/2016	4,541	—	4,541
IDR	3,626,698,000	USD	256,231	HSBC Bank USA	5/20/2016	11,399	—	11,399
IDR	762,248,000	USD	54,941	JPMorgan Chase Bank N.A. London	5/20/2016	1,309	—	1,309
IDR	5,551,990,000	USD	405,550	Standard Chartered Bank	5/20/2016	4,156	—	4,156
ILS	45,000	USD	11,607	Standard Chartered Bank	5/23/2016	—	(47)	(47)
INR	3,697,000	USD	54,726	JPMorgan Chase Bank N.A. London	3/3/2016	—	(707)	(707)
INR	15,730,000	USD	231,903	Goldman Sachs International	4/11/2016	—	(3,829)	(3,829)
INR	1,587,000	USD	22,823	Citibank N.A.	5/20/2016	15	—	15
INR	130,248,000	USD	1,885,739	Standard Chartered Bank	5/20/2016	—	(11,404)	(11,404)
INR	25,733,000	USD	372,162	HSBC Bank USA	5/20/2016	—	(1,851)	(1,851)
JPY	1,985,000	USD	16,832	Bank of America, N.A.	5/20/2016	815	—	815
JPY	800,000,000	USD	7,048,769	Goldman Sachs International	5/20/2016	63,377	—	63,377
JPY	19,885,000	USD	165,779	JPMorgan Chase Bank N.A. London	5/20/2016	11,003	—	11,003
JPY	7,880,000	USD	69,957	Standard Chartered Bank	5/20/2016	97	—	97
JPY	939,969,000	USD	8,268,058	State Street Bank London	5/20/2016	88,437	—	88,437

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       46

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
MXN	17,783,000	USD	965,008	BNP Paribas SA	5/20/2016	9,559	—	9,559
MXN	2,532,000	USD	138,315	Citibank N.A.	5/20/2016	447	—	447
MXN	11,102,577	USD	610,059	HSBC Bank USA	5/20/2016	—	(1,601)	(1,601)
MXN	3,631,804	USD	187,921	JPMorgan Chase Bank N.A. London	5/20/2016	11,114	—	11,114
MXN	10,801,000	USD	592,615	Morgan Stanley and Company International PLC	5/20/2016	—	(685)	(685)
MXN	11,554,089	USD	631,626	Royal Bank of Canada (UK)	5/20/2016	1,576	—	1,576
MXN	8,839,050	USD	481,121	Standard Chartered Bank	5/20/2016	3,288	—	3,288
MXN	1,407,000	USD	76,793	State Street Bank London	5/20/2016	316	—	316
MYR	2,003,000	USD	484,284	Citibank N.A.	5/20/2016	—	(10,597)	(10,597)
MYR	105,000	USD	24,950	JPMorgan Chase Bank N.A. London	5/20/2016	—	(118)	(118)
NZD	368,000	USD	242,612	Goldman Sachs International	5/20/2016	—	(1,240)	(1,240)
PEN	39,000	USD	10,986	JPMorgan Chase Bank N.A. London	4/22/2016	26	—	26
PHP	17,399,000	USD	363,798	Societe Generale	5/20/2016	613	—	613
PLN	3,142,000	USD	794,948	BNP Paribas SA	5/20/2016	—	(8,872)	(8,872)
RON	385,739	USD	92,337	JPMorgan Chase Bank N.A. London	4/22/2016	1,698	—	1,698
RUB	86,084,000	USD	1,073,902	State Street Bank London	4/15/2016	56,050	—	56,050
RUB	38,867,398	USD	494,679	State Street Bank London	4/22/2016	14,466	—	14,466
RUB	39,071,673	USD	492,615	State Street Bank London	5/20/2016	15,522	—	15,522
THB	986,000	USD	27,646	HSBC Bank USA	5/19/2016	—	(28)	(28)
THB	35,240,000	USD	987,879	HSBC Bank USA	5/23/2016	—	(884)	(884)
THB	11,833,000	USD	323,629	Standard Chartered Bank	5/19/2016	7,818	—	7,818
TRY	339,000	USD	113,188	HSBC Bank USA	5/20/2016	—	(1,414)	(1,414)
TRY	168,000	USD	55,443	Royal Bank of Scotland PLC	5/20/2016	—	(51)	(51)
TRY	331,000	USD	109,907	State Street Bank London	5/20/2016	—	(771)	(771)
USD	429,820	BRL	1,665,309	BNP Paribas SA	3/2/2016	15,105	—	15,105
USD	56,289	BRL	228,000	Canadian Imperial Bank of Commerce	3/2/2016	—	(490)	(490)
USD	474,458	BRL	1,886,309	Citibank N.A.	3/2/2016	4,707	—	4,707
USD	91,969	BRL	366,000	Deutsche Bank AG London	3/2/2016	823	—	823
USD	131,169	BRL	522,000	JPMorgan Chase Bank N.A. London	3/2/2016	1,174	—	1,174
USD	634,208	BRL	2,505,000	Morgan Stanley and Company International PLC	3/2/2016	10,384	—	10,384
USD	75,887	BRL	302,000	Royal Bank of Canada (UK)	3/2/2016	679	—	679
USD	16,788	BRL	69,000	State Street Bank London	3/2/2016	—	(395)	(395)
USD	292,603	BRL	1,198,000	UBS AG London	3/2/2016	—	(5,737)	(5,737)
USD	345,187	BRL	1,423,309	Citibank N.A.	6/2/2016	—	(260)	(260)
USD	25,949	BRL	106,000	JPMorgan Chase Bank N.A. London	6/2/2016	222	—	222
USD	84,488	BRL	344,000	Royal Bank of Canada (UK)	6/2/2016	997	—	997
USD	188,176	CAD	258,431	Bank of America, N.A.	3/31/2016	—	(2,833)	(2,833)
USD	151,433	CAD	205,850	Royal Bank of Canada (UK)	3/31/2016	—	(714)	(714)
USD	62,447	CAD	86,213	State Street Bank London	3/31/2016	—	(1,275)	(1,275)
USD	223,072	CAD	306,000	Royal Bank of Canada (UK)	5/20/2016	—	(3,118)	(3,118)

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       47

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	355,209	CHF	344,100	UBS AG London	5/13/2016	9,352	—	9,352
USD	292,904	CLP	209,617,000	Morgan Stanley and Company International PLC	5/20/2016	—	(5,430)	(5,430)
USD	213,447	CNY	1,400,000	Citibank N.A.	8/15/2016	854	—	854
USD	210,162	CNY	1,422,000	Deutsche Bank AG London	8/15/2016	—	(5,772)	(5,772)
USD	166,426	CNY	1,100,000	HSBC Bank USA	8/15/2016	—	(612)	(612)
USD	1,575,833	CNY	10,579,000	JPMorgan Chase Bank N.A. London	8/15/2016	—	(30,611)	(30,611)
USD	74,215	CNY	487,000	Citibank N.A.	8/31/2016	296	—	296
USD	74,668	CNY	495,000	HSBC Bank USA	8/31/2016	—	(466)	(466)
USD	145,494	CNY	1,001,000	JPMorgan Chase Bank N.A. London	8/31/2016	—	(6,443)	(6,443)
USD	209,076	CNY	1,398,000	Standard Chartered Bank	8/31/2016	—	(3,121)	(3,121)
USD	412,919	COP	1,426,918,000	BNP Paribas SA	5/20/2016	—	(15,664)	(15,664)
USD	353,075	DKK	2,444,000	Barclays Bank PLC Wholesale	5/20/2016	—	(4,291)	(4,291)
USD	16,789	DKK	115,000	JPMorgan Chase Bank N.A. London	5/20/2016	—	(27)	(27)
USD	26,607	DKK	177,000	State Street Bank London	5/20/2016	726	—	726
USD	316,288	EUR	287,143	BNP Paribas SA	3/15/2016	3,807	—	3,807
USD	7,550,688	EUR	6,864,311	Citibank N.A.	3/15/2016	80,663	—	80,663
USD	161,080	EUR	149,053	JPMorgan Chase Bank N.A. London	3/15/2016	—	(1,125)	(1,125)
USD	216,954	EUR	198,284	Morgan Stanley and Company International PLC	3/15/2016	1,174	—	1,174
USD	210,504	EUR	192,176	State Street Bank London	3/15/2016	1,371	—	1,371
USD	235,987	EUR	215,000	Goldman Sachs International	4/6/2016	1,856	—	1,856
USD	8,504,525	EUR	7,640,396	Bank of America, N.A.	5/20/2016	172,383	—	172,383
USD	1,115,574	EUR	992,970	Goldman Sachs International	5/20/2016	32,702	—	32,702
USD	220,686	EUR	197,637	JPMorgan Chase Bank N.A. London	5/20/2016	5,156	—	5,156
USD	1,331,108	EUR	1,196,000	State Street Bank London	5/20/2016	26,825	—	26,825
USD	120,911	EUR	111,000	Westpac Banking Corporation	5/20/2016	—	(139)	(139)
USD	107,177	GBP	74,625	Deutsche Bank AG London	4/15/2016	3,293	—	3,293
USD	3,660,254	GBP	2,520,518	Morgan Stanley and Company International PLC	4/15/2016	151,511	—	151,511
USD	907,172	GBP	632,000	Royal Bank of Canada (UK)	5/20/2016	27,268	—	27,268
USD	54,313	GBP	39,000	Royal Bank of Scotland PLC	5/20/2016	15	—	15
USD	352,628	GBP	245,000	State Street Bank London	5/20/2016	11,525	—	11,525
USD	504,414	HUF	140,328,000	Bank of America, N.A.	5/20/2016	12,443	—	12,443
USD	45,358	HUF	12,675,174	JPMorgan Chase Bank N.A. London	5/20/2016	921	—	921
USD	84,922	IDR	1,213,023,000	Standard Chartered Bank	3/15/2016	—	(5,607)	(5,607)
USD	37,140	IDR	510,673,000	BNP Paribas SA	5/20/2016	—	(545)	(545)
USD	111,820	IDR	1,540,879,500	HSBC Bank USA	5/20/2016	—	(1,888)	(1,888)
USD	136,549	IDR	1,870,153,000	JPMorgan Chase Bank N.A. London	5/20/2016	—	(1,457)	(1,457)
USD	128,104	IDR	1,826,759,000	State Street Bank London	5/20/2016	—	(6,701)	(6,701)
USD	13,677	INR	931,000	HSBC Bank USA	3/3/2016	74	—	74

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       48

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	41,130	INR	2,766,000	JPMorgan Chase Bank N.A. London	3/3/2016	714	—	714
USD	227,806	INR	15,730,000	HSBC Bank USA	4/11/2016	—	(268)	(268)
USD	939,164	INR	65,394,000	Goldman Sachs International	5/20/2016	—	(1,889)	(1,889)
USD	47,230	INR	3,282,000	HSBC Bank USA	5/20/2016	—	—	—
USD	387,159	INR	26,917,000	Standard Chartered Bank	5/20/2016	—	(190)	(190)
USD	114,973	JPY	12,918,000	Royal Bank of Scotland PLC	5/20/2016	130	—	130
USD	2,044,706	KRW	2,479,922,000	Bank of America, N.A.	5/20/2016	43,056	—	43,056
USD	40,253	KRW	48,062,000	Deutsche Bank AG London	5/20/2016	1,460	—	1,460
USD	26,846	KRW	33,174,000	Goldman Sachs International	5/20/2016	70	—	70
USD	69,227	KRW	84,346,000	HSBC Bank USA	5/20/2016	1,148	—	1,148
USD	141,671	KRW	174,454,000	Standard Chartered Bank	5/20/2016	862	—	862
USD	362,741	KRW	440,059,000	Bank of America, N.A.	6/17/2016	7,696	—	7,696
USD	236,040	MXN	4,335,000	BNP Paribas SA	4/6/2016	—	(2,367)	(2,367)
USD	971,322	MXN	16,935,000	Royal Bank of Scotland PLC	4/6/2016	39,967	—	39,967
USD	1,279,185	MXN	23,555,548	HSBC Bank USA	5/20/2016	—	(11,737)	(11,737)
USD	146,116	MXN	2,664,000	JPMorgan Chase Bank N.A. London	5/20/2016	120	—	120
USD	2,607,539	MXN	47,525,000	Morgan Stanley and Company International PLC	5/20/2016	3,013	—	3,013
USD	76,319	MXN	1,421,000	State Street Bank London	5/20/2016	—	(1,555)	(1,555)
USD	35,542	MYR	147,000	Citibank N.A.	5/20/2016	778	—	778
USD	1,081,974	MYR	4,584,000	HSBC Bank USA	5/20/2016	—	(2,090)	(2,090)
USD	43,489	NOK	373,000	Goldman Sachs International	5/20/2016	646	—	646
USD	35,309	PEN	123,000	JPMorgan Chase Bank N.A. London	4/22/2016	578	—	578
USD	23,086	PEN	82,000	Standard Chartered Bank	5/20/2016	23	—	23
USD	46,553	PLN	184,000	BNP Paribas SA	5/20/2016	520	—	520
USD	34,723	PLN	139,000	State Street Bank London	5/20/2016	—	(53)	(53)
USD	369,383	PLN	1,455,000	Bank of America, N.A.	5/23/2016	5,371	—	5,371
USD	80,851	RON	335,000	Citibank N.A.	4/22/2016	—	(814)	(814)
USD	482,293	RON	1,931,000	Societe Generale	4/22/2016	11,556	—	11,556
USD	490,808	RON	1,965,000	BNP Paribas SA	5/20/2016	11,620	—	11,620
USD	71,825	RUB	5,649,000	State Street Bank London	4/15/2016	—	(2,325)	(2,325)
USD	126,602	RUB	9,718,232	State Street Bank London	4/22/2016	—	(702)	(702)
USD	171,836	RUB	13,209,000	State Street Bank London	5/20/2016	49	—	49
USD	834,218	SEK	7,075,000	Bank of America, N.A.	5/20/2016	5,343	—	5,343
USD	32,573	SEK	274,000	State Street Bank London	5/20/2016	473	—	473
USD	9,213	SGD	13,000	State Street Bank London	5/20/2016	—	(14)	(14)
USD	15,505	THB	556,000	BNP Paribas SA	5/19/2016	—	(69)	(69)
USD	27,882	THB	986,000	Standard Chartered Bank	5/19/2016	264	—	264
USD	561,462	THB	20,047,000	JPMorgan Chase Bank N.A. London	5/23/2016	—	(10)	(10)
USD	71,334	TRY	221,000	BNP Paribas SA	4/20/2016	—	(2,139)	(2,139)
USD	65,918	TRY	196,000	Deutsche Bank AG London	4/20/2016	756	—	756
USD	388,386	TRY	1,225,000	Royal Bank of Scotland PLC	5/20/2016	—	(15,515)	(15,515)
USD	66,482	TRY	201,000	State Street Bank London	5/20/2016	209	—	209
USD	144,850	TWD	4,796,000	Standard Chartered Bank	3/15/2016	524	—	524

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       49

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	254,028	TWD	8,404,000	HSBC Bank USA	4/20/2016	1,058	—	1,058
USD	242,624	TWD	8,034,000	HSBC Bank USA	5/20/2016	694	—	694
USD	213,127	ZAR	3,451,000	Barclays Bank PLC Wholesale	5/20/2016	—	(1,021)	(1,021)
USD	209,846	ZAR	3,312,608	Citibank N.A.	5/20/2016	4,286	—	4,286
USD	259,483	ZAR	4,018,588	JPMorgan Chase Bank N.A. London	5/20/2016	10,114	—	10,114
USD	500,408	ZAR	7,838,000	Standard Chartered Bank	5/20/2016	14,022	—	14,022
USD	139,915	ZAR	2,264,723	State Street Bank London	5/20/2016	—	(620)	(620)
ZAR	1,089,000	USD	67,950	State Street Bank London	5/20/2016	—	(373)	(373)
ZAR	1,152,000	USD	71,119	HSBC Bank USA	5/20/2016	367	—	367
						$1,084,931	($264,114)	$820,817

Currency abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PEN	Peruvian Nuevo Sol
CNY	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Republic Koruna	RON	Romanian New Leu
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli New Shekels	TWD	Taiwan New Dollar
INR	Indian Rupee	USD	U.S. Dollar
JPY	Japanese Yen	ZAR	South Africa Rand
KRW	Korean Won

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       50

original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended February 29, 2016, the fund used purchased options to gain exposure to foreign currency, maintain diversity and liquidity of the fund and as a substitute for securities purchased. The fund held purchased options with market values ranging up to $114.0 thousand, as measured at each quarter end.

During the six months ended February 29, 2016, the fund wrote option contracts to manage against anticipated currency exchange rates, gain exposure to foreign currency and as a substitute for securities purchased. The following tables summarize the fund's written options activities during the six months ended February 29, 2016 and the contracts held at February 29, 2016:

	Notional amount	Premium received
Outstanding, beginning of period	—	—
Options written	10,150,000	$80,149
Option closed	—	—
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	10,150,000	$80,149

Description	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
CALLS
U.S. Dollar versus Euro	JPMorgan Chase Bank, N.A.	$1.00	Mar 2016	USD	2,550,000	$14,048	($3)
U.S. Dollar versus Euro	JPMorgan Chase Bank, N.A.	$1.05	May 2016	USD	4,750,000	20,544	(36,205)
						$34,592	($36,208)
PUTS
U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank, N.A.	$109.53	May 2016	USD	2,850,000	$45,557	($37,588)
						$45,557	($37,588)

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       51

accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended February 29, 2016, the fund used interest rate swaps to manage against anticipated interest rate changes. The fund held interest rate swaps with total USD notional amounts ranging from $221.6 thousand to $5.6 million, as measured at each quarter end. The following table summarizes the interest rate swap contracts held as of February 29, 2016:

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
Citibank N.A	350,000	MYR	$83,234	3 Month KLIBOR	Fixed 3.865%	Feb 2020	$506	$506
Citibank N.A	5,000,000	THB	140,331	6 Month THB-THBFIX	Fixed 2.130%	Jun 2020	1,588	1,588
Citibank N.A	700,000	MYR	166,468	3 Month KLIBOR	Fixed 4.315%	Dec 2020	5,760	5,760
JPMorgan Chase Bank, N.A.	20,200,000	HKD	2,597,052	Fixed 1.515%	3 Month HIBOR- HKAB	Dec 2020	(28,476)	(28,476)
Exchange cleared swaps
	2,580,000	USD	2,580,000	3 Month USD- LIBOR-BBA	Fixed 1.6709%	Dec 2020	77,430	77,430
			$5,567,085				$56,808	$56,808

The following are abbreviations for the table above:
BBA	British Bankers Association
HKAB	Hong Kong Association of Banks
HIBOR	Hong Kong Interbank Offer Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
THBFIX	Thai Baht Floating - Rate Fix

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps - Buyer

During the six months ended February 29, 2016, the fund used CDS as a Buyer of protection to manage against potential credit events. The fund held credit default swap contracts with total USD notional amounts ranging from $84.2 thousand to $4.3 million, as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of February 29, 2016 as a Buyer of protection.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       52

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealzied appreciation (depreciation)	Market value
JPMorgan Chase Bank, N.A.	United Utilities PLC	75,000	EUR	$81,589	(1.000)%	Jun 2017	($310)	($588)	($898)
Exchange Cleared Swaps
	CDX.NA.HY.25	160,000	USD	160,000	(1.000)%	Dec 2020	(410)	3,545	3,135
	SKY PLC	80,000	EUR	87,028	(1.000)%	Dec 2020	(452)	382	(70)
	CDX 1G CDSI S25 5YR	2,800,000	USD	2,800,000	(1.000)%	Dec 2020	31,071	(27,016)	4,055
				$3,128,617			$29,899	($23,677)	$6,222

Credit default swaps - Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

The fund used CDS as a Seller of protection during the six months ended February 29, 2016 to take a long position in the exposure of the benchmark credit and as a substitute for securities purchased. The fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $354.2 thousand to $3.2 million, as measured at each quarter end. The following table summarizes the CDS contracts the fund held as of February 29, 2016 where the fund acted as a Seller of protection:

Counterparty	Reference obligation	Implied credit spreads at 2-29-16	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market Value
JP Morgan Chase Bank, N.A.	Arab Republic of Egypt	3.57%	100,000	USD	100,000	1.000%	Mar 2016	($129)	$184	$55
JP Morgan Chase Bank, N.A.	Humana, Inc.	0.19%	180,000	USD	180,000	4.000%	Dec 2018	625	3,836	4,461
Exchange Cleared Swaps
	ITRX XOVER CDSI S24 5Y	4.10%	850,000	EUR	924,673	5.000%	Dec 2020	19,328	24,431	43,759
					$1,204,673			$19,824	$28,451	$48,275

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 29, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Interest rate	Receivable/payable for futures	Futures†	$152,039	($559,434)
Interest rate	Swap contracts, at value	Interest rate swaps^	85,284	(28,476)
Credit	Swap contracts, at value	Credit default swaps^	55,465	(968)
Foreign currency	Unrealized appreciation/ depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	1,084,931	(264,114)
Foreign currency	Written options, at value	Written options	—	(73,796)

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       53

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Foreign currency	Investments, at value*	Purchased options	114,048	—
			$1,491,767	($926,788)

† Reflects cumulative appreciation/depreciation on futures. Only the year end variation margin is separately disclosed in the Statement of assets and liabilities.

* Purchased options are included in the Fund's investments

^ Reflects cumulative market value on swap contracts. Year end variation margin for centrally cleared swaps and market value for OTC swaps are shown separately in the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

Risk	Statement of operations location	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Swap contracts	Unaffiliated investments and foreign currency transactions[2]	Total
Interest rate	Net realized gain (loss)	—	($640,113)	$5,738	—	($634,375)
Credit	Net realized gain (loss)	—	—	67,800	—	67,800
Foreign currency	Net realized gain (loss)	$46,152	—	—	$4,312,477	4,358,629
Total		$46,152	($640,113)	$73,538	$4,312,477	$3,792,054

1 Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

2 Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

Risk	Statement of operations location	Investments and translation of assets and liabilities in foreign currencies[1]	Written options	Futures contracts	Swap contracts	Investments and translation of assets and liabilities in foreign currencies[2]	Total
Interest rate	Change in unrealized appreciation (depreciation)	—	—	($414,070)	$54,795	—	($359,275)
Credit	Change in unrealized appreciation (depreciation)	—	—	—	(8,123)	—	(8,123)
Foreign currency	Change in unrealized appreciation (depreciation)	$31,965	$6,353	—	—	($779,171)	(740,853)
Total		$31,965	$6,353	($414,070)	$46,672	($779,171)	($1,108,251)

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       54

1 Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

2 Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.800% of the first $250 million of the fund's aggregate daily net assets (together with the assets of any other applicable fund identified in the advisory agreement); and b) 0.725% of the aggregate daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expense at 1.12% and 1.87% for Class A and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees, short dividend, litigation and indemnification expenses and other extraordinary expenses. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

Additionally, the Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.15% of the average annual net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, Rule 12b-1 fees, transfer agency fees and service fees, acquired fund fees and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associate, Inc. This voluntary expense reimbursement may terminate at any time.

The expense reductions described above amounted to the following for the six months ended February 29, 2016:

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       55

Class	Expense reduction	Class	Expense reduction
Class A	$2,013	Class NAV	$146,682
Class C	90	Total	$148,785

The investment management fees, including the impact of the waivers and reimbursement described above, incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class: 0.30% for Class A shares and 1.00% for Class C shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $162,315 for the six months ended February 29, 2016. Of this amount, $23,521 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $138,794 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2016, CDSCs received by the Distributor amounted to $4 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$7,391	$3,060
Class C	2,260	280
Total	$9,651	$3,340

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       56

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	744,041	$7,467,089	228,483	$2,387,291
Distributions reinvested	8,630	86,605	914	9,459
Repurchased	(35,156)	(354,164)	(987)	(10,224)
Net increase	717,515	$7,199,530	228,410	$2,386,526
Class C shares[1]
Sold	20,465	$206,234	40,965	$430,647
Distributions reinvested	509	5,117	122	1,264
Repurchased	(5,200)	(51,875)	(4,847)	(50,405)
Net increase	15,774	$159,476	36,240	$381,506
Class NAV shares
Sold	4,170,169	$42,405,878	5,886,799	$63,043,632
Distributions reinvested	1,720,954	17,332,914	5,532,525	58,667,284
Repurchased	(5,714,986)	(57,244,904)	(9,145,621)	(98,680,895)
Net increase	176,137	$2,493,888	2,273,703	$23,030,021
Total net increase	909,426	$9,852,894	2,538,353	$25,798,053

1 The inception date for Class A and Class C shares is 3-27-15.

Affiliates of the fund owned 1%, 18% and 100% of shares of beneficial interest of Class A, Class C and Class NAV, respectively, on February 29, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and U.S Treasury obligations, amounted to $271,283,203 and $269,522,151, respectively, for the six months ended February 29, 2016. Purchases and sales of U.S. Treasury obligations aggregated $32,783,170 and $42,198,161, respectively, for the six months ended February 29, 2016.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 98.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Balanced Portfolio	40.3%
John Hancock Funds II Lifestyle Growth Portfolio	16.0%
John Hancock Funds II Lifestyle Moderate Portfolio	15.6%
John Hancock Funds II Lifestyle Conservative Portfolio	13.8%

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       57

Note 9 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2016, the fund engaged in purchases and sales of securities amounting to $58,927 and $22,480, respectively.

Note 10 — Direct placement securities

The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at February 29, 2016:

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 2-29-16
Dell, Inc.	11-20-07 to 3-15-13	$1,075,436	93,900	93,900	0.17%	$1,478,668

Note 11 — Other Matters

The Official Committee of Unsecured Creditors of the Tribune Company v. FitzSimons, et al. litigation filed in the United States Bankruptcy Court for the District of Delaware arises out of an $8 billion leveraged buyout ("LBO") transaction in 2007 by Chicago real estate mogul Sam Zell, by which the Tribune Company was converted to a privately held company. The Tribune continues to operate under Chapter 11 bankruptcy protection. The Official Committee of Unsecured Creditors of the Tribune Company ("UCC") alleges that certain parties engaged in misconduct in connection with the LBO, and that the LBO ultimately forced the Tribune to file for bankruptcy in December of 2008. In this "clawback" action, the UCC is seeking to recover payments made to the beneficial owners in connection with the LBO. The action seeks damages from insiders, major shareholders and professional advisers, and seeks to recover on a fraudulent transfer basis, the proceeds received through the LBO from all other shareholders that tendered their shares. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49,194,838 in connection with the LBO.

In addition to the UCC's Fitzsimons action, 53 "Individual Creditor Actions" actions were filed in various state and federal courts by a group of Tribune creditors (Deutsche Bank and others), each of which is acting in their capacity as a successor indenture trustee for a certain series of notes that are debt securities issued by Tribune, asserting state law constructive fraudulent conveyance ("SLCFC") claims against former Tribune shareholders.

In 12/11, all of these actions were consolidated in a Multi-District Litigation proceeding in the United States District Court for the Southern District of New York entitled In re Tribune Co. Fraudulent Conveyance Litigation. The Court established a briefing schedule for a "Phase One" omnibus motion to dismiss in the Individual Creditor Actions. It was ordered that this motion only raise arguments that, if successful, would result in the dismissal of the Individual Creditor Actions in their entirety against all defendants. The Court held that a briefing schedule for motions to dismiss in the UCC's FitzSimons action would be established after the Court has ruled on the Phase One Motion to Dismiss in the Individual Creditor Actions.

On 9/23/13, Judge Sullivan issued a Memorandum and Order on the Phase One Motion to Dismiss. In granting the Motion to Dismiss, the Court held that Section 546(e) of the Bankruptcy Code does not preempt the Individual Creditors' SLCFC claims, but that Section 362(a)(1) nonetheless deprives the Individual Creditors of standing to avoid the same transactions that the Committee is simultaneously suing to avoid. On 9/30/13, Plaintiffs filed a Notice of Appeal relative to Judge Sullivan's Order. On 10/28/13, Defendants also filed a Notice of Appeal. Defendants will argue that the District Court incorrectly rejected their argument that Section 546(e) of the U. S. Bankruptcy Code preempts the Plaintiffs' state law constructive fraudulent conveyance claims.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       58

Amicus briefs were filed in favor of the Defendants' arguments, including briefs from the SEC, the Securities Industry and Financial Markets Association, the International Swaps and Derivatives Association, and the NYSE Euronext Association.

The District Court issued the "Phase Two Motion Protocol" in the FitzSimons case. Under this Protocol, the Shareholder Liaison Counsel was directed to file a "global" motion to dismiss Count I on behalf of all Shareholder Defendants. Count I is the intentional fraudulent conveyance claim brought under US federal law. The contemplated global motion, if granted, would result in the dismissal of all Shareholder Defendants from the lawsuit. The "global" Motion to Dismiss has been fully-briefed, but the Court has not as yet scheduled a date for oral argument.

On 3/20/16, the Second Circuit issued an opinion affirming the dismissal of the state law constructive fraudulent transfer claims alleged in the Individual Creditor Actions. In light of this ruling, pending an unlikely Supreme Court appeal, the Individual Creditor Actions are over and only the FitzSimons action, which alleges an intentional fraudulent conveyance claim against Tribune's former shareholders, remains.

The Second Circuit held that the Individual Creditors have standing to pursue their claims. Essentially, the Second Circuit reasoned that the Individual Creditors' claims are not barred by the stay provided under bankruptcy law because Tribune's reorganization plan, and other Bankruptcy Court orders, allowed them to bring claims. However, the Second Circuit also held that the Individual Creditors' state law claims are preempted by Section 546(e) of the Bankruptcy Code. This is a significant win, as the Second Circuit has concluded that clawback claims based upon state law constructive fraudulent transfer theories would disrupt the securities markets and that, as a result, these claims are preempted by Section 546(e), even though the statute does not expressly preclude them.

The potential amount sought to be recovered by the plaintiffs in these two actions from the fund is unknown, but it includes approximately $2,091,000, representing the proceeds that the fund received in the leveraged buyout, plus an unknown amount of interest and the plaintiffs' attorneys' fees and expenses. The fund cannot predict the outcome of this proceeding. The fund is currently assessing the case and has not yet determined the effect, if any, on the fund's net assets and results of operations. If the proceeding were to be decided in amanner adverse to the fund, or if the fundwere to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the fund's net asset value.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       59

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       60

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Spectrum Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279530	459SA 2/16 4/16

John Hancock

Small Cap Value Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for U.S. equity investors. Oil prices hit multi-year lows before rebounding in February. Concerns about slowing global growth added to negative investor psychology, and stock prices fell steeply. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture in the United States offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Value Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
21	Financial highlights
25	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility persisted, as global growth remained sluggish

The market was volatile during the period, as equities continued to be affected by slowing global growth and lower oil prices.

The fund was down, but led its benchmark

The fund outpaced its benchmark, the Russell 2000 Value Index, due to beneficial stock selection.

Stock selection in healthcare, energy, and industrials was the top relative contributor

From a sector standpoint, healthcare, information technology, and industrials were the top relative contributors; the utilities and information technology sectors were the top detractors.

SECTOR COMPOSITION AS OF 2/29/16 (%)

A note about risks

The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. The fund may invest in initial public offerings, which are frequently volatile in price. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Timothy J. McCormack, CFA, Wellington Management Company LLP

Timothy J. McCormack, CFA
Portfolio Manager
Wellington Management Company LLP

Can you briefly describe the market environment over the past six months?

For the six months ended February 29, 2016, U.S. small-cap equities, as measured by the Russell 2000 Index, declined 10.16%. Value stocks, as measured by the fund's benchmark, the Russell 2000 Value Index, outperformed growth stocks, as measured by the Russell 2000 Growth Index.

During the beginning of the period, Chinese manufacturing activity fell to its lowest level since 2009. Risk appetites were also dampened by the European Central Bank's (ECB's) cut in its eurozone growth and inflation outlook and the downgrade of Brazil's debt to below investment grade. Global equities rallied amid increasing signs of extended monetary policy accommodation by major central banks. After much anticipation, the U.S. Federal Reserve delivered its first rate hike since 2006 in December, approving a small increase in the federal funds rate. The market initially reacted positively to the news, but remained volatile through the end of the year as investors digested the impact of the rate increase on global economic development.

The volatility persisted as 2016 got off to a rocky start and global equities plunged. Chinese stocks descended early in January, sparking a global aversion to risk. Along with ongoing worries about a hard landing in China, the world's second-largest economy, fears that yuan weakness could unleash a wave of global deflationary pressure resurfaced. Oil dipped below $30 per barrel amid the continuing supply glut and newfound concerns that slowing global demand may be signaling a global recession on the horizon. The sell-off intensified near mid-January before extended monetary policy accommodation by major central banks once again helped support risk assets. The ECB strongly hinted that additional easing measures could be on the table at its next meeting and the Bank of Japan followed the ECB's lead by cutting its benchmark rate to negative territory. Unfortunately, sluggish Chinese economic data and fears of an extended slowdown in global

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       4

"Markets rebounded slightly toward the end of the period, but investors remained uncertain about the broad market's outlook for 2016."
growth curbed investors' enthusiasm. Markets rebounded slightly toward the end of the period, but investors remained uncertain about the broad market's outlook for 2016.

Although the fund posted a loss, it outperformed its benchmark. What drove this outperformance?

Favorable stock selection within the healthcare, energy, and industrials sectors drove relative outperformance. An underweight allocation to the consumer discretionary sector also contributed to relative returns. These results were partially offset by underweight allocations to utilities and financials, which detracted from relative performance.

Within the sectors, which stocks were the leading contributors to and detractors from performance relative to the index?

Top contributors to relative performance included healthcare performance improvement company MedAssets, Inc., industrial asset protection firm Mistras Group, Inc., and Coherent, Inc., a manufacturer of laser systems, solutions, and products. Shares of MedAssets rose after the announcement that the company would be acquired by a private equity firm, Pamplona Capital Management, at a significant premium to its then share price. We sold the fund's position in MedAssets after it reached our investment target price. Mistras outperformed when the company

TOP 10 HOLDINGS AS OF 2/29/16 (%)

G&K Services, Inc., Class A	2.6
Belden, Inc.	2.3
Webster Financial Corp.	2.2
Mueller Industries, Inc.	2.2
Albany International Corp., Class A	2.1
Essendant, Inc.	1.8
Sensient Technologies Corp.	1.7
ScanSource, Inc.	1.7
International Bancshares Corp.	1.7
Charles River Laboratories International, Inc.	1.6
TOTAL	19.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       5

"Based on our longer-term time horizon, we continued to find opportunities created by the trading and pricing inefficiencies frequently found among small-cap company stocks."
announced strong earnings with better execution, effective cost reductions, and a stock buyback. Coherent stock outperformed after reporting record bookings for their flat panel display products.

Top relative detractors included refined petroleum shipping company Scorpio Tankers, Inc., women's clothing company Ascena Retail Group, Inc., and Mueller Industries, Inc., a manufacturer of copper, brass, plastic, and aluminum products. Shares of Ascena declined due to investor concerns over weak retail sales. We believe the shares will benefit from earnings accretion related to the company's acquisition of Ann, Inc. and the successful repositioning of its Justice concept. We maintained the fund's position as of the end of the period. Shares of Scorpio Tankers and Mueller Industries declined on low oil prices; both companies are exposed to energy in their end markets.

How was the portfolio positioned at the end of the period?

Based on our longer-term time horizon, we continued to find opportunities created by the trading and pricing inefficiencies frequently found among small-cap company stocks. Driven by our stock-by-stock decisions, we initiated a new position in DSW, Inc. at what we believe is an attractive valuation after shares declined as a result of the company's lowered earnings guidance. DSW is a national retailer of branded footwear and accessories, and its earnings have been pressured in the short term by aggressive merchandise markdowns in an effort to clear excess inventories. We believe shares will benefit as operating margins and earnings return to more normalized levels and the company deploys excess cash to complete its stock repurchase program. We exited the fund's position in Casey's General Stores, Inc., a convenience store chain in the Midwest, after the company's market cap exceeded our upper limit and as the stock reached our investment target price.

Stock-by-stock decisions resulted in the largest overweights in the industrials, healthcare, and

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       6

energy sectors at the end of the period. The financials, utilities, and consumer discretionary sectors represented the fund's largest underweights.

MANAGED BY

Timothy J. McCormack, CFA On the fund since 2008 Investing since 2004
Shaun F. Pedersen On the fund since 2008 Investing since 2004

The views expressed in this report are exclusively those of Timothy J. McCormack, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A2	-12.36	7.16	13.70	-7.56	41.29	152.29
Class I2,3	-7.41	8.59	14.87	-2.57	50.98	171.55
Class R6[2,3]	-7.33	8.73	15.01	-2.49	51.93	173.88
Class NAV[3]	-7.30	8.79	15.05	-2.50	52.38	174.69
Index†	-13.35	5.27	12.10	-6.73	29.28	127.75

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross (%)	1.60	1.29	1.19	1.18
Net (%)	1.60	1.29	1.18	1.18

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2,3	12-16-08	27,155	27,155	22,775
Class R6[2,3]	12-16-08	27,388	27,388	22,775
Class NAV[3]	12-16-08	27,469	27,469	22,775

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-16-08.
2	Class A, Class I, and Class R6 shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class R6 shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$972.90	$7.51	1.53%
Class I	1,000.00	974.30	5.89	1.20%
Class R6	1,000.00	975.10	5.35	1.09%
Class NAV	1,000.00	975.00	5.35	1.09%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.30	$7.67	1.53%
Class I	1,000.00	1,018.90	6.02	1.20%
Class R6	1,000.00	1,019.40	5.47	1.09%
Class NAV	1,000.00	1,019.40	5.47	1.09%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       11

Fund's investments

As of 2-29-16 (unaudited)
	Shares	Value
Common stocks 96.5%		$328,378,434
(Cost $303,580,758)
Consumer discretionary 7.5%		25,600,854
Auto components 0.1%
Horizon Global Corp. (I)	30,948	273,271
Hotels, restaurants and leisure 0.2%
International Speedway Corp., Class A	18,700	644,963
Household durables 1.4%
Helen of Troy, Ltd. (I)	51,550	4,915,808
Multiline retail 1.4%
Fred's, Inc., Class A	335,670	4,796,724
Specialty retail 4.4%
Ascena Retail Group, Inc. (I)	416,340	3,518,073
CST Brands, Inc.	26,670	865,175
DSW, Inc., Class A	125,730	3,294,126
Stage Stores, Inc. (L)	282,990	2,377,116
The Cato Corp., Class A	135,790	4,915,598
Consumer staples 4.2%		14,250,670
Beverages 1.2%
C&C Group PLC	1,129,699	4,222,081
Food products 3.0%
Cranswick PLC	190,668	5,157,359
Post Holdings, Inc. (I)	70,130	4,871,230
Energy 5.8%		19,605,810
Energy equipment and services 1.9%
Era Group, Inc. (I)	147,798	1,362,698
SEACOR Holdings, Inc. (I)	81,348	3,936,430
Tesco Corp.	145,000	1,049,800
Oil, gas and consumable fuels 3.9%
Diamondback Energy, Inc. (I)	12,268	874,095
Dorian LPG, Ltd. (I)	250,170	2,694,331
RSP Permian, Inc. (I)	216,740	5,182,253
Scorpio Tankers, Inc.	724,470	4,506,203
Financials 22.2%		75,617,709
Banks 12.2%
First Busey Corp.	133,710	2,533,805
First Midwest Bancorp, Inc.	330,870	5,525,529
First Niagara Financial Group, Inc.	397,080	3,669,019
Flushing Financial Corp.	152,008	3,138,965

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       12

	Shares	Value
Financials (continued)
Banks (continued)
Great Western Bancorp, Inc.	167,160	$4,113,808
Hancock Holding Company	174,170	4,018,102
International Bancshares Corp.	255,740	5,766,937
MB Financial, Inc.	170,320	5,198,166
Webster Financial Corp.	227,910	7,660,055
Capital markets 1.0%
Ares Capital Corp.	40,690	555,825
Solar Capital, Ltd.	167,853	2,895,464
Insurance 3.1%
Alleghany Corp. (I)	2,570	1,192,429
AMERISAFE, Inc.	17,150	883,225
Assured Guaranty, Ltd.	19,075	473,251
Primerica, Inc.	120,610	5,088,536
Reinsurance Group of America, Inc.	13,020	1,173,102
State National Companies, Inc.	67,547	761,255
White Mountains Insurance Group, Ltd.	1,355	1,039,095
Real estate investment trusts 4.3%
Corporate Office Properties Trust	133,330	3,119,922
DiamondRock Hospitality Company	303,852	2,704,283
Education Realty Trust, Inc.	105,956	4,201,155
Kite Realty Group Trust	21,615	581,876
Mid-America Apartment Communities, Inc.	8,770	788,774
Summit Hotel Properties, Inc.	278,540	3,011,017
Thrifts and mortgage finance 1.6%
Northwest Bancshares, Inc.	438,770	5,524,114
Health care 7.6%		25,804,075
Health care equipment and supplies 2.3%
Haemonetics Corp. (I)	141,160	4,528,413
ICU Medical, Inc. (I)	25,180	2,314,042
STERIS PLC	13,130	844,522
Health care providers and services 1.4%
Amsurg Corp. (I)	35,660	2,426,663
CorVel Corp. (I)	58,180	2,413,888
Health care technology 1.6%
Allscripts Healthcare Solutions, Inc. (I)	445,590	5,578,787
Life sciences tools and services 1.7%
Charles River Laboratories International, Inc. (I)	76,190	5,594,632
Pharmaceuticals 0.6%
Phibro Animal Health Corp., Class A	76,035	2,103,128

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       13

	Shares	Value
Industrials 31.4%		$106,994,092
Aerospace and defense 1.6%
Cubic Corp.	155,741	5,472,739
Air freight and logistics 0.7%
Forward Air Corp.	59,400	2,418,768
Building products 1.2%
Tyman PLC	1,149,295	4,230,715
Commercial services and supplies 9.6%
ACCO Brands Corp. (I)	609,460	4,455,153
Clean Harbors, Inc. (I)	14,580	621,108
Essendant, Inc.	206,120	6,074,356
G&K Services, Inc., Class A	134,630	8,925,969
Matthews International Corp., Class A	100,270	4,749,790
SP Plus Corp. (I)	208,958	5,217,681
Steelcase, Inc., Class A	197,180	2,462,778
Construction and engineering 1.2%
Primoris Services Corp.	189,750	4,053,060
Electrical equipment 2.4%
Babcock & Wilcox Enterprises, Inc. (I)	197,330	3,853,855
Thermon Group Holdings, Inc. (I)	262,398	4,447,646
Industrial conglomerates 0.2%
Carlisle Companies, Inc.	9,280	836,685
Machinery 9.0%
Albany International Corp., Class A	199,200	7,294,704
CIRCOR International, Inc.	77,173	3,093,866
ESCO Technologies, Inc.	133,530	4,765,686
Luxfer Holdings PLC, ADR	254,175	2,643,420
Mueller Industries, Inc.	286,350	7,508,095
TriMas Corp. (I)	329,537	5,450,542
Professional services 3.9%
FTI Consulting, Inc. (I)	167,800	5,522,298
Huron Consulting Group, Inc. (I)	56,690	3,147,429
Mistras Group, Inc. (I)	206,330	4,427,842
Trading companies and distributors 1.6%
GATX Corp.	123,690	5,319,907
Information technology 9.2%		31,446,218
Electronic equipment, instruments and components 6.4%
Belden, Inc.	142,470	7,803,082
Coherent, Inc. (I)	56,960	4,818,816
CTS Corp.	174,910	2,529,199
Keysight Technologies, Inc. (I)	31,300	816,617
ScanSource, Inc. (I)	156,290	5,843,683

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       14

		Shares	Value
Information technology (continued)
IT services 1.3%
	Forrester Research, Inc.	140,030	$4,357,734
Semiconductors and semiconductor equipment 0.3%
	Maxim Integrated Products, Inc.	29,060	983,972
Technology hardware, storage and peripherals 1.2%
	Diebold, Inc.	172,970	4,293,115
Materials 4.3%			14,551,653
Chemicals 1.8%
	Sensient Technologies Corp.	102,730	5,904,920
Containers and packaging 1.2%
	AptarGroup, Inc.	7,540	555,773
	Greif, Inc., Class A	137,010	3,632,135
Paper and forest products 1.3%
	Deltic Timber Corp.	78,750	4,458,825
Utilities 4.3%			14,507,353
Electric utilities 0.2%
	Westar Energy, Inc.	12,050	523,693
Gas utilities 4.1%
	Atmos Energy Corp.	7,238	502,390
	New Jersey Resources Corp.	85,530	2,961,049
	The Laclede Group, Inc.	70,920	4,646,678
	UGI Corp.	31,595	1,167,751
	WGL Holdings, Inc.	69,010	4,705,792
	Yield (%)	Shares	Value
Securities lending collateral 0.3%			$1,179,375
(Cost $1,179,328)
John Hancock Collateral Trust (W)	0.4639(Y)	117,875	1,179,375
		Par value^	Value
Short-term investments 4.2%			$14,200,000
(Cost $14,200,000)
Repurchase agreement 4.2%			14,200,000
	Deutsche Bank Tri-Party Repurchase Agreement dated 2-29-16 at 0.320% to be repurchased at $14,200,126 on 3-1-16, collateralized by $13,605,206 General National Mortgage Association, 2.500% - 4.500% due 8-15-24 to 9-15-45 (valued at $14,484,001, including interest)	14,200,000	14,200,000
Total investments (Cost $318,960,086)† 101.0%			$343,757,809
Other assets and liabilities, net (1.0%)			($3,304,388)
Total net assets 100.0%			$340,453,421

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       15

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-29-16.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $319,526,477. Net unrealized appreciation aggregated to $24,231,332 of which $49,485,538 related to appreciated investment securities and $25,254,206 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       16

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $317,780,758) including $1,156,153 of securities loaned	$342,578,434
Affiliated investments, at value (Cost $1,179,328)	1,179,375
Total investments, at value (Cost $318,960,086)	343,757,809
Cash	73,114
Receivable for investments sold	1,292,251
Receivable for fund shares sold	122,093
Dividends and interest receivable	268,737
Receivable for securities lending income	406
Other receivables and prepaid expenses	47,537
Total assets	345,561,947
Liabilities
Payable for fund shares repurchased	3,866,040
Payable upon return of securities loaned	1,179,305
Payable to affiliates
Accounting and legal services fees	5,804
Transfer agent fees	8,006
Other liabilities and accrued expenses	49,371
Total liabilities	5,108,526
Net assets	$340,453,421
Net assets consist of
Paid-in capital	$306,188,183
Undistributed net investment income	21,287
Accumulated net realized gain (loss) on investments and foreign currency transactions	9,446,260
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	24,797,691
Net assets	$340,453,421

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       17

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($34,442,407 ÷ 1,957,142 shares)[1]	$17.60
Class I ($60,613,651 ÷ 3,442,105 shares)	$17.61
Class R6 ($268,684 ÷ 15,261 shares)	$17.61
Class NAV ($245,128,679 ÷ 13,930,449 shares)	$17.60
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.53

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       18

STATEMENT OF OPERATIONS   For the six months ended 2-29-16 (unaudited)

Investment income
Dividends	$2,758,234
Interest	13,212
Securities lending	4,117
Less foreign taxes withheld	(824)
Total investment income	2,774,739
Expenses
Investment management fees	1,782,245
Distribution and service fees	41,072
Accounting and legal services fees	21,335
Transfer agent fees	47,297
Trustees' fees	2,871
State registration fees	30,563
Printing and postage	1,589
Professional fees	28,432
Custodian fees	22,172
Registration and filing fees	16,591
Other	5,118
Total expenses	1,999,285
Less expense reductions	(30,616)
Net expenses	1,968,669
Net investment income	806,070
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	12,416,057
Affiliated investments	(44)
12,416,013
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(20,819,110)
Affiliated investments	47
(20,819,063)
Net realized and unrealized loss	(8,403,050)
Decrease in net assets from operations	($7,596,980)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$806,070	$1,264,300
Net realized gain	12,416,013	13,779,107
Change in net unrealized appreciation (depreciation)	(20,819,063)	(12,654,038)
Increase (decrease) in net assets resulting from operations	(7,596,980)	2,389,369
Distributions to shareholders
From net investment income
Class A	(5,498)	(461)
Class I	(182,629)	(502)
Class R6	(1,297)	(541)
Class NAV	(1,303,707)	(1,325,506)
From net realized gain
Class A	(1,334,814)	(141,054)
Class I	(2,396,129)	(7,664)
Class R6	(12,073)	(4,778)
Class NAV	(11,153,065)	(11,697,683)
Total distributions	(16,389,212)	(13,178,189)
From fund share transactions	30,943,686	126,581,146
Total increase	6,957,494	115,792,326
Net assets
Beginning of period	333,495,927	217,703,601
End of period	$340,453,421	$333,495,927
Undistributed net investment income	$21,287	$708,348

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       20

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$18.89		$19.30	$19.26
Net investment income[3]	—	[4]	— [4]	0.04
Net realized and unrealized gain (loss) on investments	(0.47)		0.51	—
Total from investment operations	(0.47)		0.51	0.04
Less distributions
From net investment income	—	[4]	— [4]	—
From net realized gain	(0.82)		(0.92)	—
Total distributions	(0.82)		(0.92)	—
Net asset value, end of period	$17.60		$18.89	$19.30
Total return (%)[5,6]	(2.71	) [7]	2.53	0.21	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$34		$9	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.54	[8]	1.75	3.27	[8]
Expenses including reductions	1.53	[8]	1.58	1.60	[8]
Net investment income (loss)	0.03	[8]	(0.02)	0.34	[8]
Portfolio turnover (%)	16		22	20	[9]

1	Six months ended 2-29-16. Unaudited.
2	Period from 12-30-13 (inception date) to 8-31-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       21

Class I Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$18.93		$19.34	$19.26
Net investment income[3]	0.04		0.04	0.07
Net realized and unrealized gain (loss) on investments	(0.48)		0.53	0.01
Total from investment operations	(0.44)		0.57	0.08
Less distributions
From net investment income	(0.06)		(0.06)	—
From net realized gain	(0.82)		(0.92)	—
Total distributions	(0.88)		(0.98)	—
Net asset value, end of period	$17.61		$18.93	$19.34
Total return (%)[4]	(2.57	) [5]	2.82	0.42	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$61		$53	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22	[7]	1.29	14.79	[7]
Expenses including reductions	1.20	[7]	1.27	1.30	[7]
Net investment income	0.42	[7]	0.21	0.56	[7]
Portfolio turnover (%)	16		22	20	[8]

1	Six months ended 2-29-16. Unaudited.
2	Period from 12-30-13 (inception date) to 8-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       22

Class R6 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$18.94		$19.36	$19.26
Net investment income[3]	0.05		0.08	0.08
Net realized and unrealized gain (loss) on investments	(0.47)		0.52	0.02
Total from investment operations	(0.42)		0.60	0.10
Less distributions
From net investment income	(0.09)		(0.10)	—
From net realized gain	(0.82)		(0.92)	—
Total distributions	(0.91)		(1.02)	—
Net asset value, end of period	$17.61		$18.94	$19.36
Total return (%)[4]	(2.49	) [5]	3.00	0.52	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	[7]	7.67	20.70	[7]
Expenses including reductions	1.09	[7]	1.09	1.12	[7]
Net investment income	0.53	[7]	0.40	0.66	[7]
Portfolio turnover (%)	16		22	20	[8]

1	Six months ended 2-29-16. Unaudited.
2	Period from 12-30-13 (inception date) to 8-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       23

Class NAV Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$18.94		$19.35	$18.47	$16.57	$15.81	$13.72
Net investment income[2]	0.05		0.09	0.11	0.09	0.17	0.10
Net realized and unrealized gain (loss) on investments	(0.47)		0.52	2.81	3.63	1.78	2.75
Total from investment operations	(0.42)		0.61	2.92	3.72	1.95	2.85
Less distributions
From net investment income	(0.10)		(0.10)	(0.04)	(0.22)	(0.06)	(0.10)
From net realized gain	(0.82)		(0.92)	(2.00)	(1.60)	(1.13)	(0.66)
Total distributions	(0.92)		(1.02)	(2.04)	(1.82)	(1.19)	(0.76)
Net asset value, end of period	$17.60		$18.94	$19.35	$18.47	$16.57	$15.81
Total return (%)[3]	(2.50	) [4]	3.05	15.88	24.20	12.84	20.54
Ratios and supplemental data
Net assets, end of period (in millions)	$245		$271	$215	$143	$126	$149
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	[5]	1.12	1.12	1.11	1.11	1.11
Expenses including reductions	1.09	[5]	1.09	1.12	1.11	1.11	1.11
Net investment income	0.53	[5]	0.48	0.59	0.51	1.05	0.61
Portfolio turnover (%)	16		22	20	19	18	16

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       24

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

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The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$25,600,854	$25,600,854	—	—
Consumer staples	14,250,670	4,871,230	$9,379,440	—
Energy	19,605,810	19,605,810	—	—
Financials	75,617,709	75,617,709	—	—
Health care	25,804,075	25,804,075	—	—
Industrials	106,994,092	102,763,377	4,230,715	—
Information technology	31,446,218	31,446,218	—	—
Materials	14,551,653	14,551,653	—	—
Utilities	14,507,353	14,507,353	—	—
Securities lending collateral	1,179,375	1,179,375	—	—
Short-term investments	14,200,000	—	14,200,000	—
Total investments in securities	$343,757,809	$315,947,654	$27,810,155	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       26

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2016, the fund loaned common stocks valued at $1,156,153 and received $1,179,305 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $706. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       27

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis, to the sum of: (a) 1.10% of the first $100 million of the fund's aggregate net assets and (b) 1.05% of the next $500 million of the fund's aggregate net assets and (c) 1.00% of the fund's aggregate net assets in excess of $600 million. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       28

The Advisor has agreed to contractually waive and/or reimburse fund expense for Class A and Class I shares, to the extent that the expenses for each class exceed 1.55% and 1.25%, respectively, of the average daily net assets attributable to the classes. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The fee waiver and/or reimbursement will continue in effect until December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination of that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, Rule 12b-1 fees, transfer agent fees and service fees. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to January 1, 2016, the advisor had voluntarily agreed to waive and/or reimburse all blue sky fees and printing and postage for the fund.

Accordingly, these expense reductions amounted to $2,283, $4,902, $47 and $23,384 for Class A, Class I, Class R6 and Class NAV shares, respectively, for the six months ended February 29, 2016.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 1.02% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets of 0.30% for class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $44,669 for the six months ended February 29, 2016. Of this amount, $7,180 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $35,172 was paid as sales commissions to broker-dealers and $2,317 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       29

services in connection with the sale of these shares. During the six months ended February 29, 2016, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	41,072	16,888
Class I	—	30,387
Class R6	—	22
Total	41,072	47,297

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,688,169	$31,031,560	427,215	$8,431,371
Distributions reinvested	71,854	1,340,077	7,030	136,460
Repurchased	(283,116)	(5,108,965)	(71,276)	(1,391,431)
Net increase	1,476,907	$27,262,672	362,969	$7,176,400
Class I shares
Sold	691,732	$12,366,911	2,856,552	$57,583,437
Distributions reinvested	137,553	2,565,370	158	3,075
Repurchased	(202,581)	(3,656,654)	(49,638)	(980,126)
Net increase	626,704	$11,275,627	2,807,072	$56,606,386
Class R6 shares
Sold	516	$9,671	9,653	$196,563
Distributions reinvested	464	8,651	—	—
Repurchased	(137)	(2,509)	(427)	(8,495)
Net increase	843	$15,813	9,226	$188,068

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       30

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	64,642	$1,189,788	4,283,473	$84,873,559
Distributions reinvested	668,640	12,456,772	671,299	13,023,189
Repurchased	(1,102,382)	(21,256,986)	(1,772,732)	(35,286,456)
Net increase (decrease)	(369,100)	($7,610,426)	3,182,040	$62,610,292
Total net increase	1,735,354	$30,943,686	6,361,307	$126,581,146

Affiliates of the fund owned 34% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on February 29, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $72,444,915 and $54,643,489, respectively, for the six months ended February 29, 2016.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 72.0% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
JHF II Lifestyle Growth Fund	25.2%
JHF II Lifestyle Balanced Fund	19.8%
JHF II Lifestyle Aggressive Fund	11.7%
JHF II Lifestyle Moderate Fund	5.1%

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       31

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279529	439SA 2/16 4/16

John Hancock

Strategic Income Opportunities Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for investors, and fixed-income markets were no exception. Oil prices hit multi-year lows before rebounding in February, and high-yield corporate bonds generally declined on fears of a wave of defaults from commodity-linked issuers. The investment landscape improved after the close of the period as a wide variety of so-called risk assets rallied.

Despite the recent increase in volatility, the economic picture in the United States offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Strategic Income Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
31	Financial statements
35	Financial highlights
41	Notes to financial statements
54	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 1-4-10. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

The Fed finally began normalizing monetary policy

After seven years of near-zero short-term interest rates, the U.S. Federal Reserve (Fed) finally began hiking rates in December 2015.

The fund lagged its benchmark index

Riskier assets, such as high-yield and emerging-market debt, were a drag on the fund's performance relative to its benchmark, the Barclays U.S. Aggregate Bond Index.

Global economic outlook remains the chief area of concern

Despite the change in policy from the Fed, the primary risk to markets is not from rising rates, but from a continued slowdown in economic growth in Europe and Asia.

PORTFOLIO COMPOSITION AS OF 2/29/16 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions.Investments in higher-yielding, lower-rated securities include a higher risk of default. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market's perception of issuer creditworthiness. Investments in higher-yielding, lower-rated securities include a higher risk of default. Loan participations and assignments involve additional risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, extended settlement risk, and the risks of being a lender. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are affected by fluctuations in exchange rates. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       3

Discussion of fund performance

An interview with Portfolio Manager Daniel S. Janis III, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Daniel S. Janis III
Portfolio Manager
John Hancock Asset Management

An interview with Portfolio Manager Daniel S. Janis III, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

It's been a challenging six months for a number of segments of the fixed-income markets. What were some of the major factors behind that volatility?

All eyes were on the U.S. Federal Reserve (Fed), in the final months of 2015 to see if after seven years of near-zero interest rates, they would finally begin the process of normalizing monetary policy. That turned out to be exactly what happened when, in December, the Fed increased the target range for the federal funds rate by 25 basis points to a target range of 0.25% to 0.50%. (By way of background, one hundred basis points equal one percentage point.)

This was no surprise to investors, as the Fed had been communicating its intent to raise rates for months before it acted. Nevertheless, investors interpreted the Fed's desire to begin removing liquidity from the markets as a sign to start dialing down risk themselves, and throughout the final months of 2015 and into the beginning of this year, riskier assets generally sold off.

The other major factor, although it may feel like old news, was the continued decline in oil prices. Near the start of the period, oil was trading at around $45 a barrel, but dropped to below $30 a barrel in January, before rebounding slightly in February. This was of particular concern to high-yield bond and emerging-market debt investors.

Why have oil prices been such a driving force in the bond markets recently? Can you explain the connection?

The energy boom in the United States in recent years has been led in large part by smaller companies that have expanded their operations through issuing debt. Investors became increasingly concerned that oil and gas prices would settle at levels below some of these companies' break-even points, and that a meaningful uptick in defaults would follow. While we believe these are legitimate concerns, much of the selling at the end of 2015 was indiscriminate, as investors dialed back their high-yield exposure across sectors. That trend actually created some opportunities for longer-term investors, and we're keeping our eyes open for any attractive securities that might be trading at depressed prices.

As for emerging-market debt, many developing countries are energy and commodity exporters and depend on revenues from those exports to finance government operations. As prices have fallen, so too have revenues, and the fundamentals in many emerging-market countries have deteriorated in

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       4

turn. In addition, the majority of emerging-market debt is denominated in U.S. dollars, and as rates rise here and the dollar continues to strengthen, it only makes it more difficult for those countries to pay their debts.

As of the end of the period, high yield (generally bonds rated BB or lower) represented 19.9% of the fund's portfolio and emerging-market debt was 7.2%. In early 2015, we began the process of reducing the fund's risk profile, which meant, in part, reducing the fund's exposures in both of these segments of the market and to shift the composition of the remaining exposures into more defensive sectors and securities. While that was clearly the right move, the fact that the fund had any exposure at all to these two segments detracted from performance relative to the benchmark index, which has essentially zero exposure in those areas.

Given the challenges in emerging markets, how did you position the fund in that segment of the market?

During 2015, we eliminated the fund's stakes in Brazil and Malaysia and reallocated capital to Singapore and the Philippines; both countries have been running current account surpluses, which means they're not reliant on foreign funds to run government operations. That continued to be our strategy during the reporting period. The fund also continues to hold a small position in Mexico, which has been making pro-growth structural reforms and opening up its energy market to foreign investment. We still have a positive outlook on emerging-market debt over the long term; however, given the challenges for the asset class over the near term, we plan to limit the fund's allocation in the space to only our highest conviction investment ideas.

How did U.S. Treasury yields respond to the Fed's increase in rates, and what impact did that have on the fund?

Yields on shorter-term U.S. Treasuries—securities with maturities of two years or less—increased moderately since the Fed announced its policy change in December, while yields on longer-term

COUNTRY COMPOSITION AS OF 2/29/16 (%)

United States	71.9
Canada	4.4
Australia	4.1
Mexico	3.9
New Zealand	3.5
Philippines	3.2
Singapore	3.1
Sweden	1.7
Norway	1.5
Germany	1.1
Other countries	1.6
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       5

securities—five years and out—fell. The result was a somewhat flatter yield curve. The fund had a shorter duration, which measures interest-rate sensitivity, than the benchmark throughout the period; as of the end of February, the fund's duration was 2.8 years versus 5.4 years for the benchmark, the Barclays U.S. Aggregate Bond Index. That positioning detracted from relative performance, as the fund had no exposure to longer-dated Treasuries, which appreciated in price during the period. That said, it has been a long-standing philosophy of ours not to allow changes in interest rates to be the primary driver of returns for the fund, so while the fund's lack of exposure to Treasuries worked against us for the period, we continue to believe the risks in that segment of the market outweigh the potential rewards.

NET CURRENCY EXPOSURE AS OF 2/29/16 (%)

United States Dollar	102.4
Canadian Dollar	7.8
Mexican Peso	3.2
Philippine Peso	2.5
Other Currencies	0.6
Singapore Dollar	-1.2
Euro	-2.6
Japanese Yen	-4.2
New Zealand Dollar	-8.5
As a percentage of net assets.
Net currency exposure, after taking into account the effects of forward contracts.

With the U.S. dollar strengthening during the period, how did the fund's currency exposure affect returns?

The fund's currency positioning had mixed results during the period. The U.S. dollar has been strengthening versus most major currencies for some time, and while we believe that trend may continue into 2016, we don't believe the dollar will produce the same gains this year that it did in 2015. With that in mind, we've reduced our bias toward a stronger dollar in favor of shorter-term, more tactical positions. Some of those positions have included long stances in the Canadian dollar versus the euro and the New Zealand dollar.

What risks and opportunities are you most mindful of over the coming months?

Although investors remain wary of the potential for rising rates in the United States, we believe that represents a fairly limited risk to the bond markets. The Fed held a scheduled meeting in March, shortly after the end of the fund's reporting period, and the consensus for the Fed is now for two more rate increases in 2016, which is in line with current market expectations.

The bigger concern for the markets, we believe, is the outlook for global growth. While the economy in the United States continues to improve, albeit slowly, if the situation in China and Europe materially deteriorates, the ramifications for risk assets, such as high-yield bonds and emerging-market debt, could be significant. In such an environment, we believe the fund's biggest advantage

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       6

is its flexibility. We plan to continue to maintain a broadly diversified portfolio—across market segments, countries, and currencies—and to respond to changes in the markets as they materialize.

MANAGED BY

Daniel S. Janis III On the fund since 2006 Investing since 1984
Thomas C. Goggins On the fund since 2009 Investing since 1989
Kisoo Park On the fund since 2015 Investing since 1986

QUALITY COMPOSITION AS OF 2/29/16 (%)

AAA	22.8
AA	11.8
A	8.9
BBB	20.4
BB	12.1
B	7.2
CCC and Below	0.6
Equity	10.2
Not Rated	1.1
Short-term investments and other	4.9

As a percentage of net assets.

Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 2-29-16 and do not reflect subsequent downgrades or upgrades, if any.

The views expressed in this report are exclusively those of Daniel S. Janis III, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	6-month	5-year	Since inception[2]	as of 2-29-16	as of 2-29-16
Class A3	-5.14	2.94	5.61	-4.32	15.60	71.09	2.32	2.30
Class C3	-2.81	3.06	5.03	-1.64	16.29	62.12	1.73	1.70
Class I3,4	-0.88	4.13	6.58	-0.18	22.44	87.18	2.74	2.71
Class R2[3,4]	-1.13	3.80	6.35	-0.30	20.52	83.32	2.32	2.29
Class R6[3,4]	-0.67	4.19	6.65	-0.03	22.80	88.35	2.84	2.80
Class NAV[4]	-0.68	4.26	6.69	-0.03	23.18	89.03	2.84	2.81
Index†	1.50	3.60	4.90	2.20	19.34	60.10	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.12	1.82	0.81	1.21	0.71	0.69
Net (%)	1.10	1.80	0.79	1.19	0.67	0.67

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Strategic Income Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3,5	4-28-06	16,212	16,212	16,010
Class I3,4	4-28-06	18,718	18,718	16,010
Class R2[3,4]	4-28-06	18,332	18,332	16,010
Class R6[3,4]	4-28-06	18,835	18,835	16,010
Class NAV[4]	4-28-06	18,903	18,903	16,010

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 4-28-06.
3	Class A, Class C, and Class I shares were first offered on 1-4-10; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C, Class I, Class R2, and Class R6 shares, as applicable.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$996.60	$5.31	1.07%
Class C	1,000.00	993.20	8.77	1.77%
Class I	1,000.00	998.20	3.78	0.76%
Class R2	1,000.00	997.00	5.51	1.11%
Class R6	1,000.00	999.70	3.23	0.65%
Class NAV	1,000.00	999.70	3.23	0.65%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.50	$5.37	1.07%
Class C	1,000.00	1,016.10	8.87	1.77%
Class I	1,000.00	1,021.10	3.82	0.76%
Class R2	1,000.00	1,019.30	5.57	1.11%
Class R6	1,000.00	1,021.60	3.27	0.65%
Class NAV	1,000.00	1,021.60	3.27	0.65%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       11

Fund's investments

As of 2-29-16 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 44.4%				$2,379,111,853
(Cost $2,404,045,830)
Consumer discretionary 6.0%				321,809,087
Auto components 0.2%
American Axle & Manufacturing, Inc.	6.625	10-15-22	6,100,000	6,176,245
Nemak SAB de CV (S)	5.500	02-28-23	1,550,000	1,542,250
The Goodyear Tire & Rubber Company	7.000	05-15-22	50,000	53,500
The Goodyear Tire & Rubber Company	8.750	08-15-20	1,905,000	2,200,275
Automobiles 0.9%
Ford Motor Company	4.750	01-15-43	10,520,000	9,660,400
Ford Motor Company	6.625	10-01-28	6,849,000	7,845,817
General Motors Financial Company, Inc.	3.250	05-15-18	5,350,000	5,336,042
General Motors Financial Company, Inc.	4.375	09-25-21	11,350,000	11,415,955
Toyota Motor Credit Corp.	1.250	10-05-17	14,100,000	14,108,136
Diversified consumer services 0.2%
Northwestern University	3.688	12-01-38	11,090,000	11,726,433
Hotels, restaurants and leisure 0.4%
New Red Finance, Inc. (S)	4.625	01-15-22	18,690,000	19,017,075
Internet and catalog retail 0.4%
QVC, Inc.	4.450	02-15-25	15,200,000	14,220,649
QVC, Inc.	5.950	03-15-43	9,560,000	8,092,942
Media 3.1%
21st Century Fox America, Inc.	6.200	12-15-34	8,390,000	9,345,864
CBS Corp.	3.500	01-15-25	20,480,000	19,863,593
CCO Holdings LLC	5.750	01-15-24	14,127,000	14,409,540
CCO Holdings LLC	7.000	01-15-19	5,493,000	5,612,198
Lamar Media Corp.	5.000	05-01-23	13,420,000	13,554,200
Lamar Media Corp.	5.875	02-01-22	4,295,000	4,477,538
LIN Television Corp.	5.875	11-15-22	7,100,000	7,144,375
Numericable-SFR SAS (S)	6.250	05-15-24	10,360,000	10,101,000
Outfront Media Capital LLC	5.250	02-15-22	5,379,000	5,500,028
Outfront Media Capital LLC	5.625	02-15-24	11,660,000	12,133,629
Scripps Networks Interactive, Inc.	3.950	06-15-25	14,115,000	13,603,698
Sirius XM Radio, Inc. (S)	4.625	05-15-23	8,995,000	8,803,856
Sirius XM Radio, Inc. (S)	5.250	08-15-22	11,570,000	12,206,350
Sirius XM Radio, Inc. (S)	5.875	10-01-20	11,045,000	11,542,025
Time Warner, Inc.	3.875	01-15-26	16,790,000	16,947,188
Virgin Media Secured Finance PLC	5.250	01-15-21	1,260,000	1,334,025
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875	08-15-36	5,984,000	6,131,996

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       12

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Specialty retail 0.5%
L Brands, Inc.	5.625	10-15-23		14,035,000	$14,947,275
L Brands, Inc.	7.000	05-01-20		9,968,000	11,388,440
Textiles, apparel and luxury goods 0.2%
PVH Corp.	4.500	12-15-22		11,310,000	11,366,550
Consumer staples 4.9%					260,892,487
Beverages 1.2%
Constellation Brands, Inc.	3.750	05-01-21		425,000	434,563
Constellation Brands, Inc.	4.250	05-01-23		8,285,000	8,585,331
Constellation Brands, Inc.	4.750	12-01-25		3,050,000	3,187,250
Cott Beverages, Inc.	5.375	07-01-22		14,040,000	13,969,800
The Coca-Cola Company	1.150	04-01-18		11,039,000	11,070,273
The Coca-Cola Company	1.800	09-01-16		28,289,000	28,436,669
Food and staples retailing 0.9%
CVS Health Corp.	3.875	07-20-25		26,900,000	28,777,270
Office Depot de Mexico SA de CV (S)	6.875	09-20-20		1,500,000	1,485,000
Walgreens Boots Alliance, Inc.	3.800	11-18-24		16,065,000	16,110,817
Food products 2.0%
B&G Foods, Inc.	4.625	06-01-21		16,940,000	17,130,575
Darling Ingredients, Inc.	5.375	01-15-22		8,425,000	8,298,625
Gruma SAB de CV (S)	4.875	12-01-24		1,600,000	1,666,480
Kraft Heinz Foods Company (S)	2.000	07-02-18		8,500,000	8,485,295
Kraft Heinz Foods Company (S)	3.950	07-15-25		24,640,000	25,825,332
Kraft Heinz Foods Company (S)	4.875	02-15-25		16,151,000	17,673,135
Post Holdings, Inc. (S)	6.000	12-15-22		5,825,000	6,050,719
Post Holdings, Inc. (S)	6.750	12-01-21		14,855,000	15,746,300
Tyson Foods, Inc.	6.600	04-01-16		4,905,000	4,925,709
Household products 0.1%
The Procter & Gamble Company	0.750	11-04-16		7,067,000	7,074,215
Tobacco 0.7%
Philip Morris International, Inc.	2.500	05-16-16		12,580,000	12,632,471
Philip Morris International, Inc.	3.375	08-11-25		13,380,000	14,195,083
Reynolds American, Inc.	2.300	06-12-18		9,035,000	9,131,575
Energy 0.5%					28,083,716
Oil, gas and consumable fuels 0.5%
Exxon Mobil Corp.	2.709	03-06-25		19,055,000	18,861,192
Petroleos Mexicanos	6.000	03-05-20		2,120,000	2,180,420
Petroleos Mexicanos (S)	7.650	11-24-21	MXN	132,977,000	7,042,104
Financials 13.8%					740,953,211
Banks 10.7%
Asian Development Bank	3.250	07-20-17	NZD	23,775,000	15,779,908

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       13

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Asian Development Bank	4.625	03-06-19	NZD	16,505,000	$11,430,582
Asian Development Bank	5.000	03-09-22	AUD	16,430,000	13,209,826
Avenue Financial Holdings, Inc. (6.750% to 1-1-20, then 3 month LIBOR + 4.950%) (S)	6.750	12-29-24		4,500,000	4,612,500
Banco Nacional de Comercio Exterior SNC (S)	4.375	10-14-25		11,995,000	11,875,050
Bank of America Corp. (P)	1.272	09-15-26		26,515,000	22,868,313
Bank of Montreal	1.400	09-11-17		3,790,000	3,800,316
BankUnited, Inc.	4.875	11-17-25		16,775,000	16,823,278
BNC Bancorp (5.500% to 10-1-19, then 3 month LIBOR + 3.590%)	5.500	10-01-24		4,500,000	4,578,557
Cadence Financial Corp. (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (S)	6.500	03-11-25		4,500,000	4,381,875
Citigroup, Inc.	6.250	06-29-17	NZD	5,416,000	3,698,978
Citigroup, Inc.	6.250	06-29-17	NZD	8,565,000	5,849,657
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900	02-15-23		12,780,000	12,144,323
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950	01-30-23		12,520,000	11,862,700
CoBiz Financial, Inc. (5.625% to 6-25-25, then 3 month LIBOR + 3.170%)	5.625	06-25-30		2,705,000	2,819,963
Eagle Bancorp, Inc.	5.750	09-01-24		4,460,000	4,526,900
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23		16,575,000	14,896,781
First Niagara Financial Group, Inc.	7.250	12-15-21		13,830,000	15,875,001
Heartland Financial USA, Inc.	5.750	12-30-24		4,495,000	4,472,525
Independent Bank Group, Inc.	5.875	08-01-24		6,165,000	5,918,400
Inter-American Development Bank	3.750	10-09-18	AUD	13,365,000	9,880,706
Inter-American Development Bank	6.500	08-20-19	AUD	18,255,000	14,801,478
International Bank for Reconstruction & Development	1.375	06-23-19	SEK	75,040,000	9,140,570
International Bank for Reconstruction & Development	2.125	05-29-17	NOK	31,770,000	3,710,473
International Bank for Reconstruction & Development	3.375	08-13-17	NZD	5,170,000	3,441,147
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	65,640,000	8,354,756
International Bank for Reconstruction & Development	3.750	01-23-19	AUD	8,355,000	6,201,659
International Bank for Reconstruction & Development	4.500	08-16-16	NZD	16,655,000	11,067,862
International Bank for Reconstruction & Development	4.625	02-26-19	NZD	16,812,000	11,638,941
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	25,130,000	17,740,558
International Finance Corp.	3.250	07-22-19	AUD	29,251,000	21,472,772

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       14

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
International Finance Corp.	3.625	05-20-20	NZD	25,023,000	$16,870,927
International Finance Corp.	3.875	02-26-18	NZD	12,705,000	8,555,937
International Finance Corp.	6.450	10-30-18	INR	851,670,000	12,376,666
JPMorgan Chase & Co.	4.250	11-02-18	NZD	31,595,000	21,196,769
KFW	3.750	05-29-20	NZD	11,170,000	7,562,090
KFW	6.000	08-20-20	AUD	22,610,000	18,448,556
Landwirtschaftliche Rentenbank	6.500	04-12-17	AUD	21,320,000	15,919,221
LegacyTexas Financial Group, Inc. (5.500% to 12-1-20, then 3 month LIBOR + 3.890%)	5.500	12-01-25		3,375,000	3,358,125
National Australia Bank, Ltd.	6.000	02-15-17	AUD	22,105,000	16,287,195
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (S)	4.000	10-15-24		9,920,000	10,218,632
Regions Bank	6.450	06-26-37		1,250,000	1,498,276
Regions Financial Corp.	7.375	12-10-37		3,970,000	5,114,873
Royal Bank of Canada (P)	0.832	03-08-16		8,333,000	8,332,867
Royal Bank of Canada	0.850	03-08-16		15,500,000	15,500,899
Synovus Financial Corp.	5.125	06-15-17		7,140,000	7,282,800
Synovus Financial Corp.	7.875	02-15-19		7,175,000	7,820,750
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		19,275,000	19,467,750
The Bank of Nova Scotia (P)	1.142	07-15-16		6,755,000	6,763,849
The Bank of Nova Scotia	2.900	03-29-16		14,700,000	14,721,153
The Toronto-Dominion Bank (P)	0.792	07-13-16		5,590,000	5,590,302
Valley National Bancorp	4.550	06-30-25		6,305,000	6,595,459
Western Alliance Bank (5.000% to 7-15-20, then 3 month LIBOR + 3.200%)	5.000	07-15-25		8,785,000	8,653,225
Westpac Banking Corp.	2.000	08-14-17		9,712,000	9,786,977
Westpac Banking Corp.	5.000	10-21-19	GBP	3,165,000	4,870,396
Westpac Banking Corp.	7.250	02-11-20	AUD	5,300,000	4,369,568
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800	06-15-23		8,290,000	7,907,002
Capital markets 0.6%
Hongkong Land Treasury Services Pte, Ltd.	3.860	12-29-17	SGD	2,500,000	1,827,921
Stifel Financial Corp.	4.250	07-18-24		22,390,000	22,262,713
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	5,250,000	3,885,967
The Goldman Sachs Group, Inc. (P)	1.312	12-15-17		6,750,000	6,719,450
Diversified financial services 0.0%
General Electric Capital Australia Funding Pty, Ltd.	5.750	02-17-17	AUD	1,235,000	904,468
Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		29,595,000	36,919,763

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       15

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Insurance (continued)
MetLife, Inc.	6.400	12-15-66		7,970,000	$7,794,341
Metropolitan Life Global Funding I (P)(S)	0.997	04-10-17		7,980,000	7,972,315
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42		5,730,000	5,816,065
Real estate investment trusts 0.8%
American Tower Corp.	4.000	06-01-25		6,300,000	6,326,321
American Tower Corp.	4.700	03-15-22		3,195,000	3,384,764
Crown Castle Towers LLC (S)	4.883	08-15-40		5,791,000	6,229,986
Host Hotels & Resorts LP	5.250	03-15-22		14,006,000	14,971,840
Trust F/1401 (S)	5.250	12-15-24		11,970,000	11,655,788
Real estate management and development 0.4%
CapitaMalls Asia Treasury, Ltd.	3.950	08-24-17	SGD	7,750,000	5,643,510
CBRE Services, Inc.	5.000	03-15-23		8,455,000	8,483,417
Kennedy-Wilson, Inc.	5.875	04-01-24		8,035,000	7,693,513
Thrifts and mortgage finance 0.2%
Radian Group, Inc.	5.250	06-15-20		9,010,000	8,514,450
Health care 7.4%					394,943,784
Biotechnology 0.7%
AbbVie, Inc.	1.800	05-14-18		22,080,000	22,017,801
AbbVie, Inc.	3.600	05-14-25		13,030,000	13,282,977
Health care equipment and supplies 0.2%
Abbott Laboratories	2.950	03-15-25		11,340,000	11,237,543
Health care providers and services 4.2%
Anthem, Inc.	3.500	08-15-24		6,675,000	6,609,925
Cardinal Health, Inc.	3.200	03-15-23		10,250,000	10,403,976
Cardinal Health, Inc.	3.750	09-15-25		18,014,000	18,741,910
Community Health Systems, Inc.	6.875	02-01-22		12,980,000	11,130,350
Community Health Systems, Inc.	7.125	07-15-20		2,170,000	1,953,000
Community Health Systems, Inc.	8.000	11-15-19		7,140,000	6,747,300
DaVita HealthCare Partners, Inc.	5.000	05-01-25		6,325,000	6,309,188
DaVita HealthCare Partners, Inc.	5.125	07-15-24		9,280,000	9,442,400
Express Scripts Holding Company	3.500	06-15-24		17,233,000	16,499,667
HCA Holdings, Inc.	6.250	02-15-21		15,963,000	16,960,688
HCA, Inc.	5.000	03-15-24		19,135,000	19,517,700
HCA, Inc.	7.500	02-15-22		13,785,000	15,574,293
HCA, Inc.	8.000	10-01-18		1,700,000	1,911,446
Humana, Inc.	3.850	10-01-24		8,233,000	8,287,856
LifePoint Health, Inc.	5.500	12-01-21		22,030,000	22,966,275
Quest Diagnostics, Inc.	4.250	04-01-24		3,540,000	3,687,129
Tenet Healthcare Corp.	4.375	10-01-21		18,011,000	17,763,349
UnitedHealth Group, Inc.	1.900	07-16-18		18,109,000	18,278,174

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       16

	Rate (%)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	5.375	03-15-16		9,095,000	$9,108,770
WellCare Health Plans, Inc.	5.750	11-15-20		5,196,000	5,338,890
Pharmaceuticals 2.3%
Actavis Funding SCS	3.800	03-15-25		12,965,000	13,349,322
Eli Lilly & Company	5.200	03-15-17		7,360,000	7,673,970
Forest Laboratories LLC (S)	4.875	02-15-21		15,890,000	17,332,161
Forest Laboratories LLC (S)	5.000	12-15-21		16,705,000	18,332,685
Grifols Worldwide Operations, Ltd.	5.250	04-01-22		13,265,000	13,712,694
Mallinckrodt International Finance SA (S)	5.750	08-01-22		15,115,000	14,926,063
Merck & Company, Inc. (P)	0.808	05-18-16		4,780,000	4,778,896
Merck & Company, Inc.	2.750	02-10-25		25,410,000	25,570,261
Quintiles Transnational Corp. (S)	4.875	05-15-23		5,350,000	5,497,125
Industrials 3.5%					186,444,181
Aerospace and defense 1.3%
Huntington Ingalls Industries, Inc. (S)	5.000	11-15-25		23,225,000	24,342,587
Lockheed Martin Corp.	2.900	03-01-25		28,655,000	28,593,363
Lockheed Martin Corp.	3.550	01-15-26		15,475,000	16,272,612
Air freight and logistics 0.3%
XPO Logistics, Inc. (S)	6.500	06-15-22		15,445,000	14,614,831
Airlines 0.1%
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24		1,174,493	1,327,177
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26		1,694,193	1,850,906
Commercial services and supplies 0.2%
Waste Management, Inc.	2.900	09-15-22		14,240,000	14,249,213
Construction and engineering 0.5%
AECOM	5.750	10-15-22		11,174,000	11,285,740
HC2 Holdings, Inc. (S)	11.000	12-01-19		21,985,000	16,488,750
Industrial conglomerates 1.1%
3M Company	3.000	08-07-25		14,485,000	15,175,543
General Electric Company	4.250	01-17-18	NZD	5,515,000	3,689,300
General Electric Company	4.875	04-05-16	SEK	41,000,000	4,809,956
General Electric Company	6.250	09-29-20	GBP	2,300,000	3,812,001
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000	01-21-21		23,695,000	24,257,756
Tyco Electronics Group SA	6.550	10-01-17		5,285,000	5,674,446
Information technology 3.4%					180,958,599
Electronic equipment, instruments and components 0.5%
Zebra Technologies Corp.	7.250	10-15-22		25,115,000	26,182,388

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       17

	Rate (%)	Maturity date	Par value^		Value
Information technology (continued)
IT services 0.6%
IBM Corp.	1.950	02-12-19		4,977,000	$5,031,523
IBM Corp.	2.750	12-21-20	GBP	10,015,000	14,562,486
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21		13,790,000	12,273,100
Semiconductors and semiconductor equipment 0.7%
Intel Corp.	3.700	07-29-25		13,680,000	14,773,634
Micron Technology, Inc.	5.875	02-15-22		10,595,000	9,733,097
Qorvo, Inc. (S)	7.000	12-01-25		11,515,000	11,831,663
Software 0.6%
Activision Blizzard, Inc. (S)	5.625	09-15-21		7,980,000	8,388,975
Microsoft Corp.	3.125	11-03-25		23,155,000	24,328,241
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	0.450	05-03-16		14,935,000	14,934,403
Apple, Inc.	2.400	05-03-23		13,285,000	13,178,999
Apple, Inc.	3.200	05-13-25		24,905,000	25,740,090
Materials 2.8%					153,547,934
Chemicals 0.0%
Alpek SAB de CV	4.500	11-20-22		1,625,000	1,562,234
Construction materials 0.5%
Cemex Finance LLC (S)	9.375	10-12-22		9,510,000	9,985,500
Cemex SAB de CV (S)	6.125	05-05-25		21,500,000	19,350,000
Containers and packaging 2.2%
Ball Corp.	4.000	11-15-23		16,660,000	16,243,500
Ball Corp.	4.375	12-15-20		8,310,000	8,683,950
Ball Corp.	5.250	07-01-25		21,335,000	22,241,738
Crown Americas LLC	4.500	01-15-23		18,265,000	18,630,300
Crown Cork & Seal Company, Inc.	7.375	12-15-26		7,724,000	8,245,370
Sealed Air Corp. (S)	4.875	12-01-22		8,620,000	8,878,600
Sealed Air Corp. (S)	5.125	12-01-24		16,620,000	17,243,250
Sealed Air Corp. (S)	6.500	12-01-20		15,315,000	17,152,800
Metals and mining 0.1%
Rio Tinto Finance USA, Ltd.	7.125	07-15-28		3,115,000	3,544,976
Rio Tinto Finance USA, Ltd.	9.000	05-01-19		1,540,000	1,785,716
Telecommunication services 1.2%					63,318,665
Diversified telecommunication services 0.9%
SingTel Group Treasury Pte, Ltd.	4.500	09-08-21		6,580,000	7,354,815
T-Mobile USA, Inc.	6.125	01-15-22		16,235,000	16,722,050
T-Mobile USA, Inc.	6.250	04-01-21		5,882,000	6,161,395
T-Mobile USA, Inc.	6.625	04-01-23		3,450,000	3,605,250
T-Mobile USA, Inc.	6.836	04-28-23		3,990,000	4,149,600
Verizon Communications, Inc.	4.272	01-15-36		11,472,000	10,526,145

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       18

	Rate (%)	Maturity date	Par value^		Value
Telecommunication services (continued)
Wireless telecommunication services 0.3%
America Movil SAB de CV	7.125	12-09-24	MXN	202,160,000	$10,514,996
SBA Tower Trust (S)	5.101	04-15-42		4,236,000	4,284,414
Utilities 0.9%					48,160,189
Electric utilities 0.3%
Duke Energy Corp.	2.150	11-15-16		10,895,000	10,971,603
Georgia Power Company	5.700	06-01-17		4,505,000	4,732,016
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,270,096
Multi-utilities 0.6%
NiSource Finance Corp.	4.800	02-15-44		16,428,000	17,019,622
NiSource Finance Corp.	5.650	02-01-45		12,247,000	14,166,852
Foreign government obligations 21.0%					$1,125,886,574
(Cost $1,236,381,360)
Australia 3.3%					179,336,532
New South Wales Treasury Corp.	6.000	05-01-20	AUD	48,045,000	39,828,095
New South Wales Treasury Corp.	6.000	03-01-22	AUD	29,135,000	25,173,616
Queensland Treasury Corp. (S)	4.000	06-21-19	AUD	48,400,000	36,657,537
Queensland Treasury Corp.	5.500	06-21-21	AUD	38,875,000	32,096,318
Queensland Treasury Corp.	6.000	04-21-16	AUD	35,458,000	25,441,340
Queensland Treasury Corp.	6.250	02-21-20	AUD	10,900,000	8,986,587
Queensland Treasury Corp. (S)	7.125	09-18-17	NZD	15,877,000	11,153,039
Canada 3.1%					164,169,542
Canada Housing Trust No. 1 (S)	2.750	06-15-16	CAD	70,400,000	52,360,325
Export Development Canada	3.250	08-08-17	AUD	6,135,000	4,432,667
Government of Canada	1.250	03-01-18	CAD	9,945,000	7,457,059
Government of Canada	1.500	02-01-17	CAD	127,445,000	95,046,842
Province of Ontario	6.250	09-29-20	AUD	5,965,000	4,872,649
Finland 0.2%					9,398,873
Nordic Investment Bank	1.375	07-15-20	NOK	80,590,000	9,398,873
Mexico 2.3%					125,620,199
Government of Mexico	4.600	01-23-46		23,050,000	21,148,375
Government of Mexico	4.750	06-14-18	MXN	113,850,000	6,287,936
Government of Mexico	6.500	06-10-21	MXN	473,500,000	27,224,396
Government of Mexico	8.000	12-07-23	MXN	280,147,500	17,470,094
Government of Mexico	8.500	12-13-18	MXN	134,680,500	8,118,374
Government of Mexico	10.000	12-05-24	MXN	644,646,500	45,371,024
New Zealand 3.5%					187,022,860
Dominion of New Zealand	3.000	04-15-20	NZD	39,775,000	26,821,637
Dominion of New Zealand	5.000	03-15-19	NZD	54,970,000	39,073,594

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       19

	Rate (%)	Maturity date	Par value^		Value
New Zealand (continued)
Dominion of New Zealand	6.000	12-15-17	NZD	52,876,000	$37,128,879
Dominion of New Zealand	6.000	05-15-21	NZD	78,620,000	60,679,372
New Zealand Local Government Funding Agency	5.000	03-15-19	NZD	17,749,000	12,412,445
New Zealand Local Government Funding Agency	6.000	12-15-17	NZD	15,656,000	10,906,933
Norway 1.5%					80,059,311
Government of Norway (S)	3.750	05-25-21	NOK	203,500,000	26,909,820
Government of Norway (S)	4.250	05-19-17	NOK	142,490,000	17,110,130
Government of Norway (S)	4.500	05-22-19	NOK	278,458,000	36,039,361
Philippines 2.5%					132,090,334
Republic of Philippines	4.625	09-09-40	PHP	243,550,000	4,989,046
Republic of Philippines	4.950	01-15-21	PHP	659,000,000	14,209,620
Republic of Philippines	5.875	12-16-20	PHP	321,278,240	7,395,298
Republic of Philippines	6.250	01-14-36	PHP	895,000,000	20,511,311
Republic of Philippines	6.500	04-28-21	PHP	810,100,000	18,820,335
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	7,728,686
Republic of Philippines	8.000	07-19-31	PHP	1,527,700,000	45,945,184
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	12,490,854
Portugal 0.2%					13,199,484
Republic of Portugal (S)	4.800	06-15-20	EUR	10,750,000	13,199,484
Singapore 2.6%					139,576,690
Republic of Singapore	2.375	04-01-17	SGD	53,840,000	38,890,976
Republic of Singapore	2.500	06-01-19	SGD	69,300,000	51,195,548
Republic of Singapore	3.250	09-01-20	SGD	65,040,000	49,490,166
South Korea 0.1%					3,118,652
Korea Treasury Bond Coupon Strips	0.678	03-10-16	KRW	654,810,000	529,244
Korea Treasury Bond Coupon Strips	0.991	09-10-16	KRW	654,810,000	525,392
Korea Treasury Bond Coupon Strips	1.238	03-10-17	KRW	654,810,000	521,703
Korea Treasury Bond Coupon Strips	1.444	09-10-17	KRW	654,810,000	517,882
Korea Treasury Bond Coupon Strips	1.610	03-10-18	KRW	654,810,000	514,111
Korea Treasury Bond Coupon Strips	1.755	09-10-18	KRW	654,810,000	510,320
Sweden 1.7%					92,294,097
Kingdom of Sweden	1.500	11-13-23	SEK	405,505,000	51,715,676
Kingdom of Sweden	3.500	06-01-22	SEK	148,530,000	20,997,812
Kingdom of Sweden	5.000	12-01-20	SEK	43,790,000	6,367,685
Kommuninvest I Sverige AB	2.500	12-01-20	SEK	103,930,000	13,212,924

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       20

	Rate (%)	Maturity date	Par value^	Value
Capital preferred securities 1.1%				$58,796,789
(Cost $65,823,929)
Financials 1.1%				58,796,789
Banks 1.1%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	03-18-16	19,215,000	13,450,500
JPMorgan Chase Capital XXIII (P)	1.618	05-15-77	10,176,000	6,955,805
SunTrust Preferred Capital I (P)(Q)	4.000	04-04-16	9,340,000	6,724,800
USB Capital IX (P)(Q)	3.500	04-04-16	18,394,000	13,209,191
Wachovia Capital Trust III (P)(Q)	5.570	04-04-16	19,170,000	18,456,493
Convertible bonds 1.9%				$101,677,275
(Cost $93,954,877)
Consumer discretionary 0.3%				17,652,138
Household durables 0.2%
Jarden Corp.	1.125	03-15-34	4,115,000	4,804,263
Lennar Corp. (S)	2.750	12-15-20	3,600,000	6,788,250
Internet and catalog retail 0.1%
Liberty Interactive LLC	0.750	03-30-43	3,900,000	6,059,625
Consumer staples 0.2%				7,107,831
Tobacco 0.2%
Vector Group, Ltd. (P)	7.500	01-15-19	4,780,000	7,107,831
Financials 0.4%				22,677,778
Insurance 0.2%
Fidelity National Financial, Inc.	4.250	08-15-18	2,585,000	4,664,309
Old Republic International Corp.	3.750	03-15-18	6,180,000	7,497,113
Thrifts and mortgage finance 0.2%
MGIC Investment Corp.	2.000	04-01-20	9,110,000	10,516,356
Health care 0.4%				21,906,625
Health care equipment and supplies 0.1%
Hologic, Inc. (2.000% to 3-1-18; then 0.000% thereafter)	2.000	03-01-42	3,910,000	5,036,569
Health care providers and services 0.3%
Anthem, Inc.	2.750	10-15-42	9,369,000	16,870,056
Industrials 0.4%				21,442,178
Industrial conglomerates 0.2%
Danaher Corp.	0.000	01-22-21	4,595,000	11,903,922
Trading companies and distributors 0.2%
Air Lease Corp.	3.875	12-01-18	7,470,000	9,538,256
Information technology 0.2%				10,890,725
Semiconductors and semiconductor equipment 0.2%
Intel Corp.	3.250	08-01-39	7,340,000	10,890,725

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       21

	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 6.1%				$326,311,148
(Cost $319,882,983)
City of Houston (Texas)	3.628	05-15-24	1,575,000	1,713,427
City of Houston (Texas)	6.290	03-01-32	19,450,000	24,151,065
City of Seattle (Washington)	4.050	01-01-41	16,860,000	17,263,966
City Public Service Board of San Antonio (Texas)	5.985	02-01-39	6,230,000	8,255,311
Commonwealth of Pennsylvania	5.350	05-01-30	5,015,000	5,572,167
Commonwealth of Pennsylvania	5.850	07-15-30	13,650,000	15,431,325
Florida State Board of Administration Finance Corp.	2.638	07-01-21	21,045,000	21,203,890
Kansas Development Finance Authority	3.941	04-15-26	14,075,000	14,648,838
Kansas Development Finance Authority	4.091	04-15-27	12,495,000	13,182,225
Port of Morrow (Oregon)	3.521	09-01-27	6,320,000	6,770,932
Princeton University (New Jersey)	5.700	03-01-39	11,310,000	15,186,175
State of Colorado	6.817	03-15-28	4,505,000	6,085,174
State of Connecticut	5.090	10-01-30	7,815,000	9,051,333
State of Georgia	4.150	02-01-35	4,515,000	4,782,920
State of Georgia	4.503	11-01-25	3,600,000	4,099,680
State of Hawaii	5.330	02-01-26	8,215,000	9,909,590
State of Maryland	4.400	03-01-23	7,555,000	8,746,499
State of Michigan	3.500	05-15-30	4,375,000	4,433,406
State of Texas	3.738	10-01-31	7,380,000	7,539,408
State of Texas	3.838	10-01-32	13,375,000	13,679,014
State of Texas	5.517	04-01-39	11,670,000	15,284,432
State of Utah	4.554	07-01-24	8,380,000	9,654,179
State of Washington	1.710	08-01-20	7,295,000	7,401,580
State of Wisconsin	5.550	05-01-29	5,585,000	6,389,631
Texas Transportation Commission State Highway Fund	5.028	04-01-26	8,635,000	10,216,500
The George Washington University (District of Columbia)	4.868	09-15-45	15,595,000	17,538,761
University of Houston (Texas)	2.800	02-15-24	5,910,000	6,123,292
University of Houston (Texas)	2.860	02-15-26	5,865,000	5,997,666
University of Houston (Texas)	3.060	02-15-27	2,835,000	2,892,947
University of Texas	3.852	08-15-46	11,490,000	12,304,986
Virginia Housing Development Authority	3.250	06-25-42	9,731,217	9,748,831
Virginia Public Building Authority	5.250	08-01-25	9,030,000	11,051,998
Collateralized mortgage obligations 5.8%				$309,684,800
(Cost $319,318,893)
Commercial and residential 5.4%				289,352,546
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	2.968	04-25-35	2,358,091	2,328,815
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443	01-14-29	5,435,000	5,968,178
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.867	05-10-45	3,540,000	3,551,368

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       22

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2006-4, Class AM	5.675	07-10-46	6,875,000	$6,958,345
Banc of America Funding Trust Series 2005-B, Class 3A1B (P)	0.742	04-20-35	8,463,149	8,016,330
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.893	01-25-35	2,663,107	2,415,811
Series 2005-2, Class A1 (P)	3.090	03-25-35	2,587,457	2,573,815
Series 2005-5, Class A2 (P)	2.480	08-25-35	3,598,051	3,581,501
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.136	01-25-35	2,005,062	1,931,214
Series 2004-13, Class A1 (P)	1.176	11-25-34	3,774,589	3,671,931
Series 2004-8, Class 1A (P)	1.136	09-25-34	617,968	592,344
Series 2005-7, Class 11A1 (P)	0.976	08-25-35	1,890,526	1,778,917
BWAY Mortgage Trust Series 2015-1740, Class D (P) (S)	3.787	01-13-35	3,335,000	3,030,085
BXHTL Mortgage Trust Series 2015-JWRZ, Class GL2 (P) (S)	4.115	05-15-29	6,055,000	5,499,212
Carefree Portfolio Trust Series 2014-CARE, Class E (P) (S)	4.431	11-15-19	6,205,000	6,002,607
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.427	12-15-27	10,280,000	9,633,789
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	2.653	02-25-37	2,405,896	2,393,104
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank) Series 2013-WWP, Class D (S)	3.898	03-10-31	2,710,000	2,601,758
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class A4 (P)	5.813	12-10-49	7,248,085	7,529,817
Series 2014-TWC, Class D (P) (S)	2.674	02-13-32	8,060,000	7,626,163
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class E (P) (S)	3.577	08-13-27	3,230,000	3,062,915
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850	02-10-34	6,270,000	5,558,571
Countrywide Alternative Loan Trust Series 2004-J5, Class M1 (P)	1.336	08-25-34	13,217,000	12,234,284
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.853	09-19-44	16,602,628	1,329,688
Series 2005-AR2, Class X2 IO	2.386	03-19-45	37,578,408	3,251,633
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (P) (S)	3.382	12-15-19	7,160,000	6,566,985
GRACE Mortgage Trust Series 2014-GRCE, Class F (P) (S)	3.590	06-10-28	5,350,000	4,888,571
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	5.877	07-10-38	5,724,000	5,727,511
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (P)	2.821	05-25-34	4,494,937	4,443,327

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	2.396	06-19-34	3,682,269	$3,642,381
Series 2004-7, Class 4A (P)	2.884	11-19-34	4,017,577	3,950,191
Series 2005-2, Class IX IO	2.028	05-19-35	10,165,580	787,674
Series 2005-9, Class 2A1A (P)	0.772	06-20-35	3,133,340	2,909,090
Series 2005-9, Class 2A1C (P)	0.882	06-20-35	2,158,972	1,958,638
Series 2007-3, Class ES IO (S)	0.350	05-19-47	10,438,718	164,316
Series 2007-4, Class ES IO	0.350	07-19-47	10,934,021	160,183
Series 2007-6, Class ES IO (S)	0.342	08-19-37	8,431,549	108,017
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	4.179	11-05-30	5,200,007	5,148,573
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.059	10-25-36	19,056,951	1,832,137
Series 2005-AR18, Class 2X IO	1.704	10-25-36	15,468,181	948,535
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	5.930	04-15-45	8,126,000	8,153,886
Series 2007-CB18, Class A4	5.440	06-12-47	7,122,318	7,266,670
Series 2014-INN, Class F (P) (S)	4.431	06-15-29	3,395,000	3,258,726
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM	5.413	09-15-39	6,020,000	6,104,794
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.321	12-25-34	1,605,584	1,600,248
Series 2005-2, Class 1A (P)	1.904	10-25-35	50,732	48,842
Series 2005-A2, Class A2 (P)	2.643	02-25-35	3,850,284	3,832,357
Series 2005-A8, Class A2A (P)	0.706	08-25-36	14,528,941	13,466,035
Series 2006-3, Class 2A1 (P)	2.467	10-25-36	1,712,847	1,666,833
Series 2007-1, Class 2A1 (P)	2.768	01-25-37	8,141,235	7,929,446
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 (P)	5.414	07-12-46	2,520,346	2,543,822
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03-15-44	3,940,000	4,018,791
Series 2014-150E, Class F (P) (S)	4.295	09-09-32	6,185,000	5,366,901
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.587	10-25-34	1,161,330	1,134,595
Series 2004-9, Class 1A (P)	5.502	11-25-34	1,705,961	1,748,481
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	0.746	11-25-35	2,426,312	2,251,815
Queens Center Mortgage Trust Series 2013-QCA, Class D (P) (S)	3.474	01-11-37	4,830,000	4,430,046
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.388	01-05-35	5,655,000	4,634,597
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	2.592	12-25-33	2,656,112	2,594,379
Thornburg Mortgage Securities Trust Series 2007-4, Class 1A1 (P)	2.393	09-25-37	9,210,752	8,705,910

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       24

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (P)	2.581	01-25-35	4,134,782	$4,122,781
Series 2005-AR19, Class A1A2 (P)	0.726	12-25-45	4,116,954	3,620,223
Series 2005-AR2, Class 2A1B (P)	0.806	01-25-45	4,834,835	4,324,953
Series 2005-AR2, Class 2A2B (P)	0.816	01-25-45	3,359,260	3,008,016
Series 2005-AR3, Class A2 (P)	2.588	03-25-35	4,188,683	4,154,814
Series 2005-AR6, Class 2A1A (P)	0.666	04-25-45	8,141,494	7,559,444
Series 2005-AR8, Class 2AB2 (P)	0.856	07-25-45	3,839,424	3,358,977
Series 2005-AR8, Class 2AB3 (P)	0.796	07-25-45	3,493,156	3,037,383
Wells Fargo Commercial Mortgage Trust Series 2013-BTC, Class E (P) (S)	3.550	04-16-35	7,406,403	6,513,945
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	2.851	12-25-34	2,557,538	2,536,512
U.S. Government Agency 0.4%				20,332,254
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (P)	2.076	04-25-24	3,490,000	3,438,028
Series 2015-DNA1, Class M2 (P)	2.286	10-25-27	3,690,000	3,602,741
Series 2015-DNA1, Class M3 (P)	3.736	10-25-27	2,700,000	2,430,805
Series 292, Class IO	3.500	11-15-27	6,985,049	794,010
Series 296, Class IO	3.000	12-15-27	5,615,588	599,242
Series 304, Class C42 IO	4.000	12-15-27	10,640,791	1,045,860
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	9,990,790	1,127,034
Series 2013-39, Class KI IO	4.000	05-25-28	14,537,261	1,630,009
Series 2014-C02, Class 1M1 (P)	1.386	05-25-24	2,531,633	2,500,191
Series 402, Class 3 IO	4.000	11-25-39	717,870	105,403
Series 402, Class 4 IO	4.000	10-25-39	1,097,741	160,828
Series 402, Class 7 IO	4.500	11-25-39	1,498,159	226,354
Series 406, Class 3 IO	4.000	01-25-41	3,812,345	611,341
Series 407, Class 4 IO	4.500	03-25-41	5,819,039	951,380
Series 407, Class 7 IO	5.000	03-25-41	4,110,433	730,802
Series 407, Class 8 IO	5.000	03-25-41	2,101,153	378,226
Asset backed securities 4.6%				$249,251,898
(Cost $250,886,206)
Aegis Asset Backed Securities Trust Series 2005-2, Class M2 (P)	0.876	06-25-35	2,915,000	2,675,402
American Express Credit Account Master Trust Series 2014-3, Class A	1.490	04-15-20	11,161,745	11,221,210
American Tower Trust I Series 13, Class 1A (S)	1.551	03-15-43	14,800,000	14,592,044
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	24,611,000	24,719,850
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.676	07-25-36	6,181,425	5,773,819

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       25

	Rate (%)	Maturity date	Par value^	Value
Capital One Multi-Asset Execution Trust Series 2014-A2, Class A2	1.260	01-15-20	9,400,000	$9,419,513
CarMax Auto Owner Trust
Series 2013-3, Class A3	0.970	04-16-18	530,902	530,554
Series 2014-3, Class A3	1.160	06-17-19	6,185,000	6,181,965
Chase Issuance Trust
Series 2015, Class A2A	1.590	02-18-20	1,915,000	1,928,205
Series 2015-A7, Class A7	1.620	07-15-20	4,030,000	4,061,910
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8	5.650	09-20-19	9,195,000	9,806,189
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	23,470,200	23,833,138
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	28,388,250	27,999,331
Discover Card Execution Note Trust Series 2014-A3, Class A3	1.220	10-15-19	8,631,000	8,648,420
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II (S)	4.474	10-25-45	24,957,450	24,668,879
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216	07-20-45	4,503,713	4,558,424
First Frankin Mortgage Loan Trust Series 2005-FF7, Class M2 (P)	0.906	07-25-35	6,152,000	5,926,973
Ford Credit Auto Owner Trust Series 2014-C, Class A3	1.060	05-15-19	7,804,000	7,802,965
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (P)	0.806	10-25-35	9,348,939	8,849,920
Home Equity Asset Trust Series 2003-1, Class M1 (P)	1.936	06-25-33	1,547,911	1,482,678
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	1.111	03-25-35	6,785,000	6,225,410
RASC Series Trust Series 2005-KS7, Class M4 (P)	1.016	08-25-35	3,041,000	2,863,837
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438	05-20-41	3,184,589	3,288,045
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.736	12-25-36	4,492,523	4,346,696
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.156	02-25-35	60,000	56,124
Series 2005-2, Class M2 (P)	1.171	03-25-35	8,997,000	8,364,785
Wendys Funding LLC Series 2015-1A, Class A2II (S)	4.080	06-15-45	19,895,138	19,425,612
			Shares	Value
Common stocks 3.1%				$166,060,610
(Cost $165,794,793)
Consumer discretionary 0.0%				0
Media 0.0%
Vertis Holdings, Inc. (I)			110,794	0

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       26

	Shares	Value
Financials 3.0%		$162,449,568
Banks 2.6%
BankUnited, Inc.	153,604	4,933,760
Comerica, Inc.	232,810	7,864,322
Commerce Bancshares, Inc.	209,039	8,879,977
Cullen/Frost Bankers, Inc.	64,858	3,108,644
First Financial Bancorp	295,930	4,962,746
First Republic Bank	95,420	5,872,147
Glacier Bancorp, Inc.	189,893	4,523,251
Investors Bancorp, Inc.	634,693	7,184,725
MB Financial, Inc.	153,457	4,683,508
Park National Corp.	61,349	5,226,321
Prosperity Bancshares, Inc.	178,250	7,210,213
SunTrust Banks, Inc.	330,244	10,957,496
SVB Financial Group (I)	40,958	3,639,118
Synovus Financial Corp.	334,995	8,907,517
Talmer Bancorp, Inc., Class A	831,216	13,964,429
TCF Financial Corp.	573,854	6,507,504
The PNC Financial Services Group, Inc.	145,482	11,829,141
U.S. Bancorp	303,036	11,672,947
Union Bankshares Corp.	451,254	10,270,541
Consumer finance 0.3%
American Express Company	60,143	3,342,748
Capital One Financial Corp.	169,260	11,125,460
Thrifts and mortgage finance 0.1%
Oritani Financial Corp.	341,788	5,783,053
Industrials 0.1%		3,611,042
Construction and engineering 0.1%
HC2 Holdings, Inc. (I)	907,297	3,611,042
Preferred securities 6.6%		$354,045,424
(Cost $346,268,336)
Consumer staples 0.7%		37,177,748
Food products 0.7%
Post Holdings, Inc., 5.250%	132,490	16,709,639
Tyson Foods, Inc., 4.750%	283,885	20,468,109
Financials 4.1%		218,266,694
Banks 2.7%
First Niagara Financial Group, Inc. (8.625% to 2-15-17, then 3 month LIBOR + 7.3270%)	177,250	4,686,490
First Republic Bank, 5.500% (I)	224,961	5,554,287
First Tennessee Bank NA, 3.750% (S)	22,722	14,916,284
HSBC USA, Inc., 3.500%	483,999	10,013,939
Huntington Bancshares, Inc., 8.500%	10,450	14,034,350

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       27

	Shares	Value
Financials (continued)
Banks (continued)
M&T Bank Corp., Series A, 6.375%	12,080	$12,200,800
Regions Financial Corp., 6.375%	370,170	9,383,810
SunTrust Banks, Inc., 4.000%	309,575	7,157,374
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)	1,992	55,358
U.S. Bancorp, 3.500%	22,835	17,240,425
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	429,175	12,407,449
Valley National Bancorp (6.250% to 6-30-25, then 3 month LIBOR + 3.850%)	253,467	6,932,322
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,817,965
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	300,899	8,566,595
Zions Bancorporation, 7.900%	299,450	7,929,436
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	189,290	5,286,870
Diversified financial services 0.0%
GMAC Capital Trust I, 6.402%	1,315	31,902
Insurance 0.3%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	536,600	17,010,220
Real estate investment trusts 1.1%
American Tower Corp., 5.250%	117,265	11,609,235
Colony Capital, Inc., 7.125%	180,025	3,584,298
Crown Castle International Corp., 4.500%	202,218	21,485,663
Welltower, Inc., 6.500%	72,050	4,195,472
Weyerhaeuser Company, 6.375%	390,838	18,166,150
Utilities 1.8%		98,600,982
Electric utilities 0.8%
Exelon Corp., 6.500%	498,082	22,089,937
NextEra Energy, Inc., 5.799%	92,337	5,375,860
NextEra Energy, Inc., 6.371%	233,512	12,959,916
SCE Trust I, 5.625%	190,505	4,848,352
Gas utilities 0.3%
The Laclede Group, Inc., 6.750%	264,392	15,466,932
Multi-utilities 0.7%
Dominion Resources, Inc., 6.000%	320,729	17,643,302
Dominion Resources, Inc., 6.375%	416,667	20,216,683

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       28

	Notional par	Value
Purchased options 0.5%		$26,809,032
(Cost $20,844,503)
Call options 0.1%		3,301,603
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-8-17; Strike Price: $1.25; Counterparty: RBC Dominion Securities, Inc.) (I)	127,475,000	3,301,603
Put options 0.4%		23,507,429
Over the Counter Option on the EUR vs. CAD (Expiration Date: 9-26-16; Strike Price: EUR 1.39; Counterparty: US Bank NA) (I)	169,645,000	3,094,138
Over the Counter Option on the EUR vs. GBP (Expiration Date: 7-18-16; Strike Price: EUR 0.65; Counterparty: Bank of America International) (I)	79,405,000	43,277
Over the Counter Option on the EUR vs. GBP (Expiration Date: 7-20-16; Strike Price: EUR 0.65; Counterparty: Bank of America International) (I)	79,395,000	45,517
Over the Counter Option on the EUR vs. JPY (Expiration Date: 11-1-16; Strike Price: EUR 119.40; Counterparty: Standard Chartered Bank) (I)	163,120,000	5,724,010
Over the Counter Option on the EUR vs. SEK (Expiration Date: 11-2-16; Strike Price: EUR 9.00; Counterparty: Goldman Sachs & Company) (I)	81,555,000	1,134,902
Over the Counter Option on the EUR vs. USD (Expiration Date: 11-10-16; Strike Price: EUR 0.95; Counterparty: Deutsche Bank Securities) (I)	165,045,000	1,207,256
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-6-17; Strike Price: EUR 1.03; Counterparty: Goldman Sachs & Company) (I)	126,435,000	3,063,206
Over the Counter Option on the USD vs. CAD (Expiration Date: 1-18-18; Strike Price: $1.28; Counterparty: RBC Dominion Securities, Inc.) (I)	168,260,000	5,988,373
Over the Counter Option on the USD vs. CAD (Expiration Date: 11-3-17; Strike Price: $1.18; Counterparty: RBC Dominion Securities, Inc.) (I)	210,515,000	2,666,383
Over the Counter Option on the USD vs. EUR (Expiration Date: 9-6-16; Strike Price: EUR 0.90; Counterparty: Royal Bank of Scotland) (I)	252,660,000	540,367
	Par value^	Value
Short-term investments 2.9%		$153,686,000
(Cost $153,686,000)
Repurchase agreement 2.9%		153,686,000
Barclays Tri-Party Repurchase Agreement dated 2-29-16 at 0.300% to be repurchased at $141,056,175 on 3-1-16, collateralized by $145,700,100 U.S. Treasury Inflation Indexed Notes, 0.250% due 1-15-25 (valued at $143,877,354, including interest)	141,055,000	141,055,000
Repurchase Agreement with State Street Corp. dated 2-29-16 at 0.030% to be repurchased at $12,631,011 on 3-1-16, collateralized by $12,855,000 U.S. Treasury Notes, 0.875% due 7-15-17 (valued at $12,887,138, including interest)	12,631,000	12,631,000
Total investments (Cost $5,376,887,710)† 98.0%		$5,251,321,403
Other assets and liabilities, net 2.0%		$108,647,891
Total net assets 100.0%		$5,359,969,294

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       29

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Key to Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $879,169,022 or 16.4% of the fund's net assets as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $5,408,017,038. Net unrealized depreciation aggregated to $156,695,635, of which $118,050,143 related to appreciated investment securities and $274,745,778 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       30

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Investments, at value (Cost $5,376,887,710)	$5,251,321,403
Cash	68,955,392
Foreign currency, at value (Cost $8,079,477)	8,019,289
Cash held at broker for futures contracts	12,462,000
Cash segregated at custodian for derivative contracts	1,550,000
Receivable for investments sold	15,303,800
Receivable for fund shares sold	16,661,437
Unrealized appreciation on forward foreign currency exchange contracts	125,711,628
Dividends and interest receivable	49,225,458
Other receivables and prepaid expenses	163,702
Total assets	5,549,374,109
Liabilities
Payable for investments purchased	27,848,020
Unrealized depreciation on forward foreign currency exchange contracts	112,910,026
Payable for fund shares repurchased	45,982,806
Payable for futures variation margin	623,750
Distributions payable	1,049,778
Payable to affiliates
Accounting and legal services fees	100,743
Transfer agent fees	340,384
Distribution and service fees	4,827
Other liabilities and accrued expenses	544,481
Total liabilities	189,404,815
Net assets	$5,359,969,294
Net assets consist of
Paid-in capital	$5,642,446,236
Accumulated distributions in excess of net investment income	(18,707,799)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(150,933,849)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(112,835,294)
Net assets	$5,359,969,294

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       31

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,151,232,138 ÷ 111,417,410 shares)[1]	$10.33
Class C ($441,959,564 ÷ 42,773,843 shares) [1]	$10.33
Class I ($2,034,104,635 ÷ 196,827,669 shares)	$10.33
Class R2 ($19,880,813 ÷ 1,922,397 shares)	$10.34
Class R6 ($20,379,027 ÷ 1,970,841 shares)	$10.34
Class NAV ($1,692,413,117 ÷ 163,860,386 shares)	$10.33
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.76

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       32

STATEMENT OF OPERATIONS   For the six months ended 2-29-16 (unaudited)

Investment income
Interest	$86,479,342
Dividends	13,387,917
Less foreign taxes withheld	(594,778)
Total investment income	99,272,481
Expenses
Investment management fees	17,610,143
Distribution and service fees	3,977,209
Accounting and legal services fees	347,540
Transfer agent fees	2,243,168
Trustees' fees	43,454
State registration fees	88,591
Printing and postage	101,696
Professional fees	97,967
Custodian fees	556,188
Registration and filing fees	53,664
Other	31,062
Total expenses	25,150,682
Less expense reductions	(885,404)
Net expenses	24,265,278
Net investment income	75,007,203
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(103,878,366)
Futures contracts	(21,768,487)
(125,646,853)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	37,932,429
Futures contracts	1,544,402
39,476,831
Net realized and unrealized loss	(86,170,022)
Decrease in net assets from operations	($11,162,819)
SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       33

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$75,007,203	$152,360,664
Net realized gain (loss)	(125,646,853)	200,843,058
Change in net unrealized appreciation (depreciation)	39,476,831	(284,008,317)
Increase (decrease) in net assets resulting from operations	(11,162,819)	69,195,405
Distributions to shareholders
From net investment income
Class A	(17,812,232)	(34,176,533)
Class C	(5,366,610)	(10,766,886)
Class I	(39,291,555)	(55,672,668)
Class R2	(276,570)	(368,867)
Class R6	(309,752)	(250,669)
Class NAV	(29,338,360)	(55,648,392)
From net realized gain
Class A	(29,015,199)	—
Class C	(11,262,676)	—
Class I	(58,698,770)	—
Class R2	(495,351)	—
Class R6	(449,306)	—
Class NAV	(42,254,090)	—
Total distributions	(234,570,471)	(156,884,015)
From fund share transactions	87,607,400	988,187,104
Total increase (decrease)	(158,125,890)	900,498,494
Net assets
Beginning of period	5,518,095,184	4,617,596,690
End of period	$5,359,969,294	$5,518,095,184
Accumulated distributions in excess of net investment income	($18,707,799)	($1,319,923)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       34

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.80		$10.98	$10.80	$10.94	$10.75	$10.53
Net investment income[2]	0.13		0.32	0.39	0.45	0.51	0.58
Net realized and unrealized gain (loss) on investments	(0.17)		(0.17)	0.35	(0.09)	0.28	0.34
Total from investment operations	(0.04)		0.15	0.74	0.36	0.79	0.92
Less distributions
From net investment income	(0.16)		(0.33)	(0.44)	(0.50)	(0.60)	(0.70)
From net realized gain	(0.27)		—	(0.12)	—	—	—
Total distributions	(0.43)		(0.33)	(0.56)	(0.50)	(0.60)	(0.70)
Net asset value, end of period	$10.33		$10.80	$10.98	$10.80	$10.94	$10.75
Total return (%)[3,4]	(0.34	) [5]	1.42	7.03	3.29	7.61	8.80
Ratios and supplemental data
Net assets, end of period (in millions)	$1,151		$1,152	$1,111	$1,213	$891	$636
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	[6]	1.11	1.18	1.19	1.26	1.23
Expenses including reductions	1.07	[6]	1.08	1.17	1.17	1.17	1.17
Net investment income	2.49	[6]	2.95	3.58	4.05	4.82	5.28
Portfolio turnover (%)	30		37	48	41	29	40

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       35

Class C Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.80		$10.98	$10.80	$10.94	$10.74	$10.53
Net investment income[2]	0.09		0.25	0.32	0.37	0.44	0.50
Net realized and unrealized gain (loss) on investments	(0.16)		(0.17)	0.34	(0.08)	0.28	0.33
Total from investment operations	(0.07)		0.08	0.66	0.29	0.72	0.83
Less distributions
From net investment income	(0.13)		(0.26)	(0.36)	(0.43)	(0.52)	(0.62)
From net realized gain	(0.27)		—	(0.12)	—	—	—
Total distributions	(0.40)		(0.26)	(0.48)	(0.43)	(0.52)	(0.62)
Net asset value, end of period	$10.33		$10.80	$10.98	$10.80	$10.94	$10.74
Total return (%)[3,4]	(0.68	) [5]	0.71	6.28	2.56	6.96	7.93
Ratios and supplemental data
Net assets, end of period (in millions)	$442		$453	$458	$434	$291	$168
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	[6]	1.81	1.88	1.90	1.96	1.95
Expenses including reductions and amounts recaptured	1.77	[6]	1.78	1.87	1.87	1.87	1.87
Net investment income	1.80	[6]	2.26	2.88	3.33	4.10	4.57
Portfolio turnover (%)	30		37	48	41	29	40

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       36

Class I Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.80		$10.98	$10.80	$10.94	$10.75	$10.54
Net investment income[2]	0.15		0.36	0.43	0.49	0.55	0.61
Net realized and unrealized gain (loss) on investments	(0.17)		(0.17)	0.35	(0.09)	0.27	0.34
Total from investment operations	(0.02)		0.19	0.78	0.40	0.82	0.95
Less distributions
From net investment income	(0.18)		(0.37)	(0.48)	(0.54)	(0.63)	(0.74)
From net realized gain	(0.27)		—	(0.12)	—	—	—
Total distributions	(0.45)		(0.37)	(0.60)	(0.54)	(0.63)	(0.74)
Net asset value, end of period	$10.33		$10.80	$10.98	$10.80	$10.94	$10.75
Total return (%)[3]	(0.18	) [4]	1.74	7.40	3.65	7.94	9.09
Ratios and supplemental data
Net assets, end of period (in millions)	$2,034		$2,198	$1,506	$1,055	$723	$442
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	[5]	0.80	0.83	0.83	0.86	0.82
Expenses including reductions	0.76	[5]	0.76	0.82	0.82	0.86	0.82
Net investment income	2.80	[5]	3.26	3.92	4.38	5.11	5.57
Portfolio turnover (%)	30		37	48	41	29	40

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       37

Class R2 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.80		$10.99	$10.81	$10.94	$10.88
Net investment income[3]	0.13		0.31	0.39	0.41	0.23
Net realized and unrealized gain (loss) on investments	(0.16)		(0.17)	0.34	(0.04)	0.07
Total from investment operations	(0.03)		0.14	0.73	0.37	0.30
Less distributions
From net investment income	(0.16)		(0.33)	(0.43)	(0.50)	(0.24)
From net realized gain	(0.27)		—	(0.12)	—	—
Total distributions	(0.43)		(0.33)	(0.55)	(0.50)	(0.24)
Net asset value, end of period	$10.34		$10.80	$10.99	$10.81	$10.94
Total return (%)[4]	(0.30	) [5]	1.30	6.97	3.34	2.83	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$20		$16	$8	$5	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	[7]	1.18	1.69	2.33	17.19	[7]
Expenses including reductions	1.11	[7]	1.14	1.22	1.22	1.22	[7]
Net investment income	2.47	[7]	2.85	3.52	3.85	4.27	[7]
Portfolio turnover (%)	30		37	48	41	29	[8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       38

Class R6 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.80		$10.98	$10.80	$10.94	$10.74
Net investment income[3]	0.15		0.36	0.43	0.48	0.55
Net realized and unrealized gain (loss) on investments	(0.15)		(0.16)	0.35	(0.08)	0.28
Total from investment operations	—		0.20	0.78	0.40	0.83
Less distributions
From net investment income	(0.19)		(0.38)	(0.48)	(0.54)	(0.63)
From net realized gain	(0.27)		—	(0.12)	—	—
Total distributions	(0.46)		(0.38)	(0.60)	(0.54)	(0.63)
Net asset value, end of period	$10.34		$10.80	$10.98	$10.80	$10.94
Total return (%)[4]	(0.03	) [5]	1.84	7.39	3.65	8.08
Ratios and supplemental data
Net assets, end of period (in millions)	$20		$15	$1	$1	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	[7]	0.77	3.72	6.45	18.33
Expenses including reductions	0.65	[7]	0.65	0.83	0.83	0.83
Net investment income	2.94	[7]	3.30	3.91	4.38	5.19
Portfolio turnover (%)	30		37	48	41	29

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Class NAV Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.79		$10.97	$10.80	$10.94	$10.74	$10.53
Net investment income[2]	0.15		0.37	0.45	0.51	0.56	0.64
Net realized and unrealized gain (loss) on investments	(0.15)		(0.17)	0.33	(0.09)	0.28	0.32
Total from investment operations	—		0.20	0.78	0.42	0.84	0.96
Less distributions
From net investment income	(0.19)		(0.38)	(0.49)	(0.56)	(0.64)	(0.75)
From net realized gain	(0.27)		—	(0.12)	—	—	—
Total distributions	(0.46)		(0.38)	(0.61)	(0.56)	(0.64)	(0.75)
Net asset value, end of period	$10.33		$10.79	$10.97	$10.80	$10.94	$10.74
Total return (%)[3]	(0.03	) [4]	1.85	7.44	3.77	8.19	9.17
Ratios and supplemental data
Net assets, end of period (in millions)	$1,692		$1,683	$1,533	$1,341	$1,297	$1,174
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	[5]	0.68	0.69	0.71	0.73	0.74
Expenses including reductions	0.65	[5]	0.65	0.68	0.71	0.73	0.74
Net investment income	2.92	[5]	3.39	4.07	4.54	5.29	5.84
Portfolio turnover (%)	30		37	48	41	29	40

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       40

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$2,379,111,853	—	$2,379,111,853	—
Foreign government obligations	1,125,886,574	—	1,125,886,574	—
Capital preferred securities	58,796,789	—	58,796,789	—
Convertible bonds	101,677,275	—	101,677,275	—
Municipal bonds	326,311,148	—	326,311,148	—
Collateralized mortgage obligations	309,684,800	—	309,684,800	—
Asset backed securities	249,251,898	—	249,251,898	—
Common stocks	166,060,610	$166,060,610	—	—
Preferred securities	354,045,424	322,419,501	31,625,923	—
Purchased options	26,809,032	—	26,809,032	—
Short-term investments	153,686,000	—	153,686,000	—
Total investments in securities	$5,251,321,403	$488,480,111	$4,762,841,292	—
Other financial instruments:
Futures	$2,329,453	$2,329,453	—	—
Forward foreign currency contracts	12,801,602	—	$12,801,602	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       42

securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $3,329. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       43

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, amortization and accretion on debt securities and contingent payment debt instruments.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded transactions is detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       44

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 29, 2016, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with notional values ranging from $170.2 million to $410.5 million, as measured at each quarter end. The following table summarizes the contracts held at February 29, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	2,495	Short	Jun 2016	($412,834,922)	($410,505,469)	$2,329,453
						$2,329,453

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 29, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $4.1 billion to $14.6 billion, as measured at each quarter end. The following table summarizes the contracts held at February 29, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	78,860,000	CAD	78,307,191	Royal Bank of Canada	3/2/2016	—	($1,590,335)	($1,590,335)
AUD	204,550,000	CAD	200,060,537	Royal Bank of Canada	5/18/2016	—	(2,389,538)	(2,389,538)
AUD	488,100,538	USD	350,333,022	Australia And New Zealand Banking Group	3/2/2016	—	(1,951,316)	(1,951,316)
AUD	42,335,000	USD	30,169,191	JPMorgan Chase Bank N.A.	5/18/2016	—	(57,403)	(57,403)
CAD	78,665,768	AUD	78,860,000	Royal Bank of Canada	3/2/2016	$1,855,358	—	1,855,358
CAD	201,164,698	AUD	204,550,000	Royal Bank of Canada	5/18/2016	3,205,711	—	3,205,711
CAD	64,686,659	EUR	42,132,500	Royal Bank of Canada	3/2/2016	1,975,891	—	1,975,891
CAD	64,857,928	EUR	42,132,500	State Street Bank and Trust Company	3/2/2016	2,102,474	—	2,102,474
CAD	177,024,459	EUR	120,020,000	Bank of Montreal	5/18/2016	—	(24,598)	(24,598)
CAD	42,540,380	GBP	21,165,000	Canadian Imperial Bank of Commerce	3/2/2016	1,982,975	—	1,982,975
CAD	254,162,093	GBP	126,930,000	Citibank N.A.	3/2/2016	11,182,997	—	11,182,997
CAD	422,184,918	GBP	210,610,000	Royal Bank of Canada	3/2/2016	18,898,205	—	18,898,205
CAD	84,157,114	GBP	42,125,000	Standard Chartered Bank	3/2/2016	3,568,615	—	3,568,615
CAD	297,916,423	GBP	148,155,000	Toronto Dominion Bank	3/2/2016	13,979,688	—	13,979,688

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Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	84,636,103	GBP	42,105,000	HSBC Bank USA	3/2/2016	3,950,471	—	3,950,471
CAD	168,530,000	JPY	14,034,630,678	Royal Bank of Canada	3/2/2016	89,965	—	89,965
CAD	76,629,022	NZD	84,310,000	Royal Bank of Canada	3/2/2016	1,084,462	—	1,084,462
CAD	406,029,625	NZD	444,358,269	U.S. Bank	3/2/2016	7,307,829	—	7,307,829
CAD	184,734,953	NZD	208,440,000	Royal Bank of Canada	5/18/2016	—	(178,467)	(178,467)
CAD	92,704,833	USD	65,080,000	Goldman Sachs Bank USA	3/2/2016	3,437,912	—	3,437,912
CAD	1,045,294,503	USD	754,644,000	Royal Bank of Canada	3/2/2016	17,930,573	—	17,930,573
CAD	157,842,069	USD	110,803,000	State Street Bank and Trust Company	3/2/2016	5,857,682	—	5,857,682
CAD	191,396,698	USD	136,363,000	Toronto Dominion Bank	3/2/2016	5,097,826	—	5,097,826
CAD	318,490,558	USD	231,798,077	Royal Bank of Canada	5/18/2016	3,623,621	—	3,623,621
EUR	42,132,500	CAD	64,333,800	Royal Bank of Canada	3/2/2016	—	(1,715,093)	(1,715,093)
EUR	42,132,500	CAD	64,271,865	State Street Bank and Trust Company	3/2/2016	—	(1,669,317)	(1,669,317)
EUR	21,070,000	MXN	440,921,355	State Street Bank and Trust Company	3/2/2016	—	(1,398,978)	(1,398,978)
EUR	21,025,000	MXN	421,702,630	State Street Bank and Trust Company	5/18/2016	—	(187,395)	(187,395)
EUR	33,404,030	USD	36,827,943	Deutsche Bank AG London	3/2/2016	—	(489,354)	(489,354)
EUR	122,355,000	USD	133,039,732	Royal Bank of Canada	3/2/2016	64,210	—	64,210
GBP	21,165,000	CAD	42,390,109	Canadian Imperial Bank of Commerce	3/2/2016	—	(1,871,909)	(1,871,909)
GBP	126,930,000	CAD	253,222,811	Citibank N.A.	3/2/2016	—	(10,488,776)	(10,488,776)
GBP	210,610,000	CAD	421,428,872	Royal Bank of Canada	3/2/2016	—	(18,339,412)	(18,339,412)
GBP	42,125,000	CAD	84,338,673	Standard Chartered Bank	3/2/2016	—	(3,702,804)	(3,702,804)
GBP	148,155,000	CAD	297,134,736	Toronto Dominion Bank	3/2/2016	—	(13,401,946)	(13,401,946)
GBP	42,105,000	CAD	84,540,524	HSBC Bank USA	3/2/2016	—	(3,879,829)	(3,879,829)
GBP	17,361,642	USD	24,202,129	HSBC Bank USA	3/2/2016	—	(37,320)	(37,320)
JPY	7,030,162,772	CAD	84,260,000	Royal Bank of Canada	3/2/2016	72,654	—	72,654
JPY	6,984,676,815	CAD	84,270,000	Royal Bank of Canada	5/18/2016	—	(199,325)	(199,325)
JPY	27,743,840,046	USD	249,124,191	Goldman Sachs Bank USA	3/2/2016	—	(3,070,002)	(3,070,002)
JPY	4,773,073,867	USD	42,135,000	HSBC Bank USA	3/2/2016	196,372	—	196,372
MXN	875,333,222	EUR	42,095,000	State Street Bank and Trust Company	3/2/2016	2,487,863	—	2,487,863
MXN	414,837,232	EUR	20,855,000	State Street Bank and Trust Company	5/18/2016	—	(3,533)	(3,533)
MXN	428,188,842	USD	23,344,592	State Street Bank and Trust Company	5/18/2016	125,325	—	125,325
NOK	975,522,775	USD	112,617,334	Goldman Sachs Bank USA	3/2/2016	—	(520,492)	(520,492)
NZD	84,310,000	CAD	76,410,121	Royal Bank of Canada	3/2/2016	—	(922,672)	(922,672)
NZD	444,358,269	CAD	404,804,020	U.S. Bank	3/2/2016	—	(6,401,984)	(6,401,984)
NZD	49,235,054	USD	32,790,546	Australia And New Zealand Banking Group	3/2/2016	—	(349,569)	(349,569)
SEK	918,312,924	USD	108,245,841	Citibank N.A.	3/2/2016	—	(989,474)	(989,474)

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       46

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
SEK	92,724,050	USD	10,934,440	Goldman Sachs Bank USA	3/2/2016	—	(104,532)	(104,532)
SGD	135,322,500	JPY	10,940,989,612	State Street Bank and Trust Company	3/2/2016	—	(786,855)	(786,855)
SGD	17,618,750	JPY	1,426,132,100	HSBC Bank USA	3/2/2016	—	(116,944)	(116,944)
SGD	26,188,354	USD	18,600,000	State Street Bank and Trust Company	3/2/2016	26,141	—	26,141
SGD	408,589,277	USD	289,720,618	HSBC Bank USA	3/2/2016	883,419	—	883,419
USD	30,416,216	AUD	42,335,000	JPMorgan Chase Bank N.A.	3/2/2016	199,614	—	199,614
USD	320,059,656	AUD	445,765,538	Australia And New Zealand Banking Group	3/2/2016	1,894,552	—	1,894,552
USD	327,401,193	AUD	457,903,767	Australia And New Zealand Banking Group	5/18/2016	1,706,110	—	1,706,110
USD	212,005,000	CAD	297,221,079	Bank of Nova Scotia	3/2/2016	—	(7,670,362)	(7,670,362)
USD	802,368,815	CAD	1,110,233,229	Royal Bank of Canada	3/2/2016	—	(18,201,809)	(18,201,809)
USD	35,707,500	CAD	50,284,730	State Street Bank and Trust Company	3/2/2016	—	(1,457,819)	(1,457,819)
USD	84,810,000	CAD	119,052,377	Toronto Dominion Bank	3/2/2016	—	(3,181,316)	(3,181,316)
USD	126,530,000	CAD	173,085,448	Royal Bank of Canada	5/18/2016	—	(1,411,219)	(1,411,219)
USD	40,745,000	CAD	55,795,999	Toronto Dominion Bank	5/18/2016	—	(498,260)	(498,260)
USD	133,249,122	EUR	122,355,000	Royal Bank of Canada	3/2/2016	145,180	—	145,180
USD	13,920,343	EUR	12,379,030	State Street Bank and Trust Company	3/2/2016	453,810	—	453,810
USD	36,331,329	EUR	32,879,030	Deutsche Bank AG London	5/18/2016	477,940	—	477,940
USD	26,051,405	GBP	17,361,642	HSBC Bank USA	3/2/2016	1,886,594	—	1,886,594
USD	24,208,900	GBP	17,361,642	HSBC Bank USA	5/18/2016	37,320	—	37,320
USD	74,035,000	JPY	8,390,431,680	State Street Bank and Trust Company	3/2/2016	—	(377,945)	(377,945)
USD	291,739,532	JPY	32,487,498,856	Goldman Sachs Bank USA	5/18/2016	2,937,033	—	2,937,033
USD	42,135,000	JPY	4,754,892,615	HSBC Bank USA	3/2/2016	—	(35,127)	(35,127)
USD	340,530	MXN	6,223,024	State Street Bank and Trust Company	3/2/2016	—	(2,714)	(2,714)
USD	111,040,822	NOK	975,522,774	Goldman Sachs Bank USA	3/2/2016	—	(1,056,021)	(1,056,021)
USD	101,641,642	NOK	881,685,346	Goldman Sachs Bank USA	5/18/2016	370,294	—	370,294
USD	366,778,231	NZD	555,724,593	State Street Bank and Trust Company	3/2/2016	611,301	—	611,301
USD	334,283,095	NZD	506,489,538	State Street Bank and Trust Company	5/18/2016	2,040,246	—	2,040,246
USD	115,780,562	SEK	982,976,974	Citibank N.A.	3/2/2016	971,615	—	971,615
USD	3,308,826	SEK	28,060,000	HSBC Bank USA	3/2/2016	31,496	—	31,496
USD	107,365,594	SEK	908,312,924	Citibank N.A.	5/18/2016	960,284	—	960,284
USD	416,069,435	SGD	587,718,880	HSBC Bank USA	3/2/2016	—	(1,938,304)	(1,938,304)
USD	218,103,193	SGD	307,608,381	HSBC Bank USA	5/18/2016	—	(239,958)	(239,958)
						$125,711,628	($112,910,026)	$12,801,602

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       47

Currency abbreviation
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
JPY	Japanese Yen	USD	U.S. Dollar
MXN	Mexican Peso

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the six months ended February 29, 2016, the fund used purchased options to manage against anticipated currency exchange rate changes. The fund held purchased options with market values ranging from $10.2 million to $26.8 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 29, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Foreign currency	Investments, at value*	Purchased options	$26,809,032	—
Interest rate	Receivable/payable for futures	Futures†	2,329,453	—
Foreign currency	Unrealized appreciation/ depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	125,711,628	($112,910,026)
			$154,850,113	($112,910,026)

* Purchased options are included in the Fund's investments.

† Reflects cumulative appreciation/depreciation on futures. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       48

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

The fund's exposure to counterparties subject to ISDA agreements is as follows:

OTC Financial Instruments	Asset	Liability
Foreign forward currency contracts	$125,711,628	($112,910,026)
Purchased options	26,809,032	—
Totals	$152,520,660	($112,910,026)

The table below reflects the fund's exposure to counterparties subject to ISDAs for OTC derivatives transactions:

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
Australia And New Zealand Banking Group	$1,299,777	—	$280,000	$1,579,777
Bank of America International	88,794	—	—	88,794
Bank of Montreal	(24,598)	—	—	(24,598)
Bank of Nova Scotia	(7,670,362)	—	—	(7,670,362)
Canadian Imperial Bank of Commerce	111,066	—	—	111,066
Citibank N.A.	1,636,646	$680,000	—	956,646
Deutsche Bank	1,195,842	980,000	—	215,842
Goldman Sachs	6,192,300	6,160,000	—	32,300
HSBC Bank USA	738,190	—	230,000	968190
JPMorgan Chase Bank N.A.	142,211	—	—	142,211
RBC Dominion Securities, Inc.	15,954,319	13,149,008	—	2,805,311
Royal Bank of Scotland	540,367	—	—	540,367
Standard Chartered Bank	5,589,821	4,950,000	—	639,821
State Street Bank and Trust Company	7,820,286	—	1,040,000	8,860,286
Toronto Dominion Bank	1,995,992	5,277,592	—	(3,281,600)
U.S. Bank	3,999,983	3,738,000	—	261,983
Totals	$39,610,634	$34,934,600	$1,550,000	$6,226,034

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Investments and foreign currency transactions[1]	Investments and foreign currency transactions[2]	Total
Interest rate	($21,768,487)	—	—	($21,768,487)
Foreign currency	—	($15,310,323)	$5,246,268	(10,064,055)
Total	($21,768,487)	($15,310,323)	$5,246,268	($31,832,542)

1 Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

2 Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       49

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

	Statement of operations location - Change in unrealized appreciation (depreciation)
Risk	Futures contracts	Investments and translation of assets and liabilities in foreign currencies[1]	Investments and translation of assets and liabilities in foreign currencies[2]	Total
Interest rate	$1,544,402	—	—	$1,544,402
Foreign currency	—	($7,094,148)	$3,320,578	(3,773,570)
Total	$1,544,402	($7,094,148)	$3,320,578	($2,229,168)

1 Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

2 Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund's aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund's aggregate daily net assets; and (c) 0.600% of the fund's aggregate daily net assets in excess of $3.5 billion. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.15%, 1.85% and 1.20% for Class A, Class C and Class R2 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses of Class R6 shares, including transfer agency fees, to the extent they exceed 0.00% of the average net assets. The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       50

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.15% of the average net assets of the fund. "Expenses" means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1fees, transfer agency fees, underlying fund expenses (acquired fund fees) and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

Prior to January 1, 2016, the Advisor had voluntarily agreed to waive and/or reimburse all blue sky fees and printing and postage for the fund.

The Advisor has contractually agreed to waive its management fee by 0.02% as a percentage of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the six months ended February 29, 2016:

Class	Expense reduction	Class	Expense reduction
Class A	$181,494	Class R6	$4,193
Class C	70,636	Class NAV	263,100
Class I	363,115	Total	$885,404
Class R2	2,866

The investment management fees incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 0.60% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $739,307 for the six months ended February 29, 2016. Of this amount, $105,464 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $624,687 was paid as sales commissions to broker-dealers and $9,156 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       51

connection with the sale of these shares. During the six months ended February 29, 2016, CDSCs received by the Distributor amounted to $4,802 and $22,574 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,714,626	$710,745
Class C	2,222,365	276,381
Class I	—	1,253,130
Class R2	40,218	1,483
Class R6	—	1,429
Total	$3,977,209	$2,243,168

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	18,557,978	$195,544,766	32,652,611	$356,542,248
Distributions reinvested	4,428,320	46,092,444	3,063,813	33,453,183
Repurchased	(18,322,341)	(192,934,487)	(30,210,201)	(329,673,879)
Net increase	4,663,957	$48,702,723	5,506,223	$60,321,552
Class C shares
Sold	4,475,369	$47,270,979	8,686,167	$94,885,087
Distributions reinvested	1,428,104	14,848,397	880,164	9,609,772
Repurchased	(5,088,257)	(53,663,365)	(9,300,258)	(101,506,168)
Net increase	815,216	$8,456,011	266,073	$2,988,691
Class I shares
Sold	59,018,974	$622,330,091	107,632,613	$1,172,802,292
Distributions reinvested	6,599,578	68,758,743	4,360,970	47,623,523
Repurchased	(72,366,469)	(752,879,501)	(45,620,409)	(497,842,262)
Net increase (decrease)	(6,747,917)	($61,790,667)	66,373,174	$722,583,553

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       52

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	704,935	$7,550,983	1,177,477	$12,871,209
Distributions reinvested	70,971	738,584	29,657	324,039
Repurchased	(360,126)	(3,825,501)	(410,581)	(4,490,370)
Net increase	415,780	$4,464,066	796,553	$8,704,878
Class R6 shares
Sold	599,892	$6,292,237	1,384,473	$15,028,096
Distributions reinvested	72,830	758,940	22,929	250,502
Repurchased	(109,132)	(1,146,113)	(72,345)	(788,823)
Net increase	563,590	$5,905,064	1,335,057	$14,489,775
Class NAV shares
Sold	9,259,786	$97,183,062	30,159,003	$330,523,512
Distributions reinvested	6,874,470	71,592,450	5,098,831	55,634,937
Repurchased	(8,242,837)	(86,905,309)	(19,028,730)	(207,059,794)
Net increase	7,891,419	$81,870,203	16,229,104	$179,098,655
Total net increase	7,602,045	$87,607,400	90,506,184	$988,187,104

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV shares on February 29, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $1,609,953,000 and $1,669,375,526, respectively, for the six months ended February 29, 2016.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 28.9% of the fund's net assets. The following fund had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Balanced Fund	10.9%

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       53

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       54

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279531	356SA 2/16 4/16

John Hancock

U.S. Equity Fund

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for U.S. equity investors. Oil prices hit multi-year lows before rebounding in February. Concerns about slowing global growth added to negative investor psychology, and stock prices fell steeply. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture in the United States offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
U.S. Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
21	Financial statements
25	Financial highlights
30	Notes to financial statements
38	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/16 (%)

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 10-31-11. The returns prior to this date are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Strong relative performance

In a volatile market environment, the fund turned in modestly negative performance that nevertheless outpaced its benchmark, the Russell 3000 Index.

Sources of strength

Relative to the benchmark, the fund benefited the most from strong stock picking in the healthcare and consumer discretionary sectors.

Performance challenges

The fund had very little exposure to the strong-performing utilities sector, which hampered relative performance.

SECTOR COMPOSITION AS OF 2/29/16 (%)

A note about risks

Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investing in real estate investment trusts subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       3

Discussion of fund performance

An interview with Portfolio Manager David Cowan, Ph.D., GMO

David Cowan, Ph.D.
Portfolio Manager
GMO

How did the fund perform for the six months ended February 29, 2016, and what factors helped drive results?

In a volatile market environment, the fund turned in modestly negative performance that neverthleless outpaced its benchmark, the Russell 3000 Index. The fund also outperformed the Morningstar large blend fund category average.

Relative to the benchmark, the fund benefited the most from strong stock picking in the healthcare and consumer discretionary sectors. In contrast, the fund had very little exposure to the strong-performing utilities sector, which hampered results on a relative basis.

Which individual stocks contributed the most to relative performance?

The fund's top relative contributor was Philip Morris International, Inc., a tobacco manufacturer focused on non-U.S. markets. Facing difficult market conditions, investors turned increasingly to consistent earners such as Philip Morris; during the six months, its shares rose 17%.

Another positive for the fund was a stake in Johnson & Johnson (J&J), a medical products company and drugmaker. As a consistently profitable company with limited debt, J&J was a good representative for the fund's quality bucket. Coupled with the stock's attractive valuation, J&J was well positioned to generate good performance over the past six months.

A position in Internet retail giant Amazon.com, Inc. also contributed to the fund's relative performance. According to our thorough fundamental analysis, Amazon, which belonged to the fund's opportunistic value bucket, struck us as offering a favorable risk/reward trade-off for investors. During the six months, the company reported better-than-expected financial results, which led to very strong share price performance. As Amazon's stock gained in value, we sold some of the fund's shares to reduce risk.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       4

"... the fund benefited the most from strong stock picking in the healthcare and consumer discretionary sectors."

Other meaningful relative contributors included telecommunication services provider Verizon Communications, Inc. and Alphabet, Inc., the parent company of Internet search leader Google. Both stocks enjoyed favorable performance that added value compared with the benchmark.

Which stocks detracted from performance?

One notable detractor was Puma Biotechnology, Inc., a developer of cancer treatments. Unfortunately, the fund's small position in Puma did not perform as well as we had hoped, losing more than half its value for the six months. That said, as long-term investors, we typically maintain the fund's positions in stocks as long as our view about a stock does not materially change. Accordingly, at period end, we continued to hold Puma.

Another notable relative detractor this period was The Charles Schwab Corp., a brokerage company that also has a banking business. This brokerage company struggled, as uncertainty about the global economy led the U.S. Federal Reserve to slow its pace of interest-rate increases. Higher interest rates can boost bank earnings, as companies can lend more profitably to customers. This situation weighed on the performance of Schwab as well as Citigroup, Inc., another detractor for the fund.

Also weighing on results was ConocoPhillips, a diversified energy company that, like most firms in

TOP 10 HOLDINGS AS OF 2/29/16 (%)

Amazon.com, Inc.	4.0
Apple, Inc.	3.7
Johnson & Johnson	3.5
Verizon Communications, Inc.	3.2
Cisco Systems, Inc.	3.0
The Home Depot, Inc.	2.9
Chevron Corp.	2.9
UnitedHealth Group, Inc.	2.9
The Charles Schwab Corp.	2.6
JPMorgan Chase & Co.	2.4
TOTAL	31.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       5

"As the period progressed, we increasingly found investment opportunities among stocks that did not necessarily fit in the fund's quality bucket ..."
the sector, was hampered by a sharp decline in the price of oil over the six months.

Can you describe your management approach during the period?

Our management approach involves identifying groups of stocks displaying similar business and valuation characteristics.

During the period, the fund's largest exposure remained to our quality group. By our definition, quality companies have demonstrated consistent profitability over time and have low amounts of leverage, two factors we see as effective barriers to market competition.

Our quantitative approach to identifying quality stocks involves screening for companies with solid earnings and little debt, and among the names that pass our screens, choosing those that are attractively valued. Roughly 55% of the fund, on average, was invested in our quality bucket this period. Given investors' apparent desire for relatively defensive names amid market uncertainty, this positioning was a big factor in the fund's outperformance relative to the benchmark.

Opportunistic value is the second group to which the fund was significantly exposed. Stocks belonging to this group do not fit neatly into the fund's quality category but, according to our research, may provide attractive performance prospects. On average this period, opportunistic value stocks made up about 41% of the fund, and their performance lagged that of the benchmark for the six months.

The rest of the portfolio consisted of very modest allocations to small-cap stocks as well as cash and cash equivalents. Also, we included a small position in S&P 500 Index futures, which allowed the fund to maintain market exposure at times when cash was in the portfolio awaiting investment.

What adjustments did you make to the fund?

As the period progressed, we increasingly found investment opportunities among stocks that did not necessarily fit in the fund's quality bucket, as we concluded that these stocks had become a bit less attractive relative to other offerings in the marketplace. Accordingly, the fund's allocation to opportunistic stocks gradually increased as the period progressed. That said, we did continue to see

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       6

good opportunities in the quality segment of the marketplace, leading us to maintain a meaningful weighting in that segment at period end, albeit somewhat smaller than the fund held six months prior. As a result of these and other moves, the fund's exposure to consumer discretionary stocks increased substantially, while its allocation to technology stocks meaningfully declined.

How were you positioning the fund at period end?

Our investment approach emphasizes finding stocks we believe have attractive valuations. Accordingly, we see various pockets of opportunity in the U.S. stock market, including in the quality group, which is why more than half of the fund's assets came from this category, on average, during the period. Despite this market segment's recent strength, we still think that many stocks in the category continue to be overlooked by the marketplace and that they represent decent value. Our approach emphasizes finding stocks that we believe have attractive valuations.

Were there any substantive changes in the fund's operations?

Effective September 1, 2015, Neil Constable, Ph.D., and Chris Fortson were named portfolio managers of the fund, and Thomas R. Hancock, Ph.D., no longer serves as a portfolio manager of the fund. Ben Inker, CFA, Sam Wilderman, CFA, and I continue to serve as portfolio managers of the fund.

MANAGED BY

David Cowan, Ph.D. On the fund since 2012 Investing since 2004
Ben Inker, CFA On the fund since 2014 Investing since 1992
Sam Wilderman, CFA On the fund since 2014 Investing since 1996
Neil Constable, Ph.D. On the fund since 2015 Investing since 2003
Chris Fortson On the fund since 2015 Investing since 2006

The views expressed in this report are exclusively those of David Cowan, Ph.D., GMO, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-11.70	8.12	4.14	-5.19	47.75	50.05
Class C1	-8.46	8.45	3.93	-1.36	50.02	47.09
Class I1,2	-6.74	9.69	5.12	0.01	58.76	64.82
Class 1[1,2]	-6.71	9.74	5.19	-0.04	59.16	65.89
Class NAV[2]	-6.66	9.79	5.24	0.01	59.55	66.67
Index†	-7.84	9.61	6.36	-2.68	58.22	85.27

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class 1	Class NAV
Gross (%)	1.22	1.92	0.91	0.84	0.79
Net (%)	1.22	1.92	0.89	0.84	0.79

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 3000 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 3000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-28-06	14,709	14,709	18,527
Class I1,2	2-28-06	16,482	16,482	18,527
Class 1[1,2]	2-28-06	16,589	16,589	18,527
Class NAV[2]	2-28-06	16,667	16,667	18,527

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 10-31-11; Class C shares were first offered on 8-28-14; Class 1 shares were first offered on 5-7-12. The returns prior to these dates are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A, Class I, Class C, and Class 1 shares, as applicable.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$998.30	$6.06	1.22%
Class C	1,000.00	994.90	9.52	1.92%
Class I	1,000.00	1,000.10	4.43	0.89%
Class 1	1,000.00	999.60	4.23	0.85%
Class NAV	1,000.00	1,000.10	3.98	0.80%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2015, with the same investment held until February 29, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2015	Ending value on 2-29-2016	Expenses paid during period ended 2-29-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.80	$6.12	1.22%
Class C	1,000.00	1,015.30	9.62	1.92%
Class I	1,000.00	1,020.40	4.47	0.89%
Class 1	1,000.00	1,020.60	4.27	0.85%
Class NAV	1,000.00	1,020.90	4.02	0.80%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       11

Fund's investments

As of 2-29-16 (unaudited)
	Shares	Value
Common stocks 96.2%		$932,564,432
(Cost $839,750,751)
Consumer discretionary 21.2%		205,432,048
Auto components 0.5%
Cooper Tire & Rubber Company	7,000	275,100
Drew Industries, Inc.	5,700	343,083
Gentex Corp.	34,300	499,408
Lear Corp.	40,100	4,064,135
Automobiles 0.0%
Thor Industries, Inc.	7,200	398,736
Distributors 0.1%
Genuine Parts Company	8,200	739,230
Diversified consumer services 0.0%
Apollo Education Group, Inc. (I)	11,400	93,366
Hotels, restaurants and leisure 1.8%
Chipotle Mexican Grill, Inc. (I)	28,600	14,561,976
DineEquity, Inc.	2,900	265,263
Interval Leisure Group, Inc.	7,300	94,535
Marriott Vacations Worldwide Corp.	6,300	381,465
Penn National Gaming, Inc. (I)	7,500	103,800
Six Flags Entertainment Corp.	13,000	661,180
Texas Roadhouse, Inc.	23,900	996,869
The Cheesecake Factory, Inc.	11,300	563,870
Household durables 0.5%
Helen of Troy, Ltd. (I)	29,400	2,803,584
Tupperware Brands Corp.	9,700	484,612
Whirlpool Corp.	8,500	1,320,220
Internet and catalog retail 4.1%
Amazon.com, Inc. (I)	70,725	39,076,977
HSN, Inc.	6,500	345,085
Leisure products 0.3%
Hasbro, Inc.	12,200	925,614
Mattel, Inc.	32,800	1,066,656
Smith & Wesson Holding Corp. (I)	31,200	791,232
Media 4.9%
Charter Communications, Inc., Class A (I)(L)	127,792	22,946,332
Comcast Corp., Class A	177,300	10,235,529
Gannett Company, Inc.	43,600	665,336
Liberty Global PLC, Series A (I)	28,100	1,035,204
Liberty Global PLC, Series C (I)	77,800	2,797,688
Meredith Corp.	2,500	108,725

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       12

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Scholastic Corp.	2,000	$70,060
Scripps Networks Interactive, Inc., Class A	8,400	497,616
Starz, Class A (I)	39,400	992,486
TEGNA, Inc.	28,800	709,632
The Walt Disney Company	81,400	7,775,328
Multiline retail 1.4%
Dillard's, Inc., Class A	4,300	359,867
Dollar General Corp.	38,600	2,866,050
Kohl's Corp.	30,600	1,428,102
Macy's, Inc.	45,200	1,953,092
Target Corp.	85,900	6,738,855
Specialty retail 6.0%
Asbury Automotive Group, Inc. (I)	2,200	128,480
AutoNation, Inc. (I)	12,100	622,787
Bed Bath & Beyond, Inc. (I)	130,400	6,252,680
Foot Locker, Inc.	36,000	2,250,000
Group 1 Automotive, Inc.	4,300	239,768
Guess?, Inc.	33,300	710,955
Hibbett Sports, Inc. (I)	1,700	60,350
L Brands, Inc.	3,000	254,370
Lowe's Companies, Inc.	110,900	7,489,077
Murphy USA, Inc. (I)	9,276	590,788
Penske Automotive Group, Inc.	4,000	150,880
Rent-A-Center, Inc.	12,700	162,179
Ross Stores, Inc.	68,500	3,766,130
Select Comfort Corp. (I)	8,100	144,990
Staples, Inc.	53,700	507,465
The Cato Corp., Class A	5,400	195,480
The Children's Place, Inc.	800	54,512
The Gap, Inc. (L)	28,700	793,555
The Home Depot, Inc.	229,100	28,435,892
The TJX Companies, Inc.	70,700	5,238,870
Textiles, apparel and luxury goods 1.6%
Coach, Inc.	50,600	1,970,364
Columbia Sportswear Company	5,400	321,408
Fossil Group, Inc. (I)	3,000	140,730
G-III Apparel Group, Ltd. (I)	5,900	311,225
NIKE, Inc., Class B	132,510	8,161,291
Ralph Lauren Corp.	3,000	272,280
VF Corp.	64,040	4,169,644

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       13

	Shares	Value
Consumer staples 6.6%		$63,892,962
Beverages 0.9%
Dr. Pepper Snapple Group, Inc.	95,900	8,777,727
Food and staples retailing 2.1%
Costco Wholesale Corp.	20,700	3,105,621
CVS Health Corp.	176,600	17,160,222
Food products 0.5%
Hormel Foods Corp.	53,800	2,287,038
Ingredion, Inc.	21,400	2,166,108
McCormick & Company, Inc.	6,500	606,190
Household products 0.6%
Church & Dwight Company, Inc.	26,300	2,386,988
Kimberly-Clark Corp.	23,300	3,035,990
Tobacco 2.5%
Philip Morris International, Inc.	208,157	18,948,532
Reynolds American, Inc.	97,400	4,911,882
Universal Corp.	9,300	506,664
Energy 5.9%		57,348,781
Oil, gas and consumable fuels 5.9%
California Resources Corp.	100,400	56,435
Chevron Corp.	338,053	28,207,142
ConocoPhillips	246,700	8,345,861
Delek US Holdings, Inc.	11,000	174,020
Denbury Resources, Inc. (L)	18,800	24,064
Devon Energy Corp.	9,300	183,024
Marathon Oil Corp.	182,300	1,496,683
Murphy Oil Corp.	22,600	388,268
Tesoro Corp.	50,100	4,042,068
Valero Energy Corp.	240,200	14,431,216
Financials 14.9%		144,865,806
Banks 5.3%
Berkshire Hills Bancorp, Inc.	6,900	178,158
Chemical Financial Corp.	5,500	186,065
Citigroup, Inc.	382,100	14,844,585
First Merchants Corp.	1,300	28,847
Huntington Bancshares, Inc.	34,200	299,250
JPMorgan Chase & Co.	408,500	22,998,550
S&T Bancorp, Inc.	1,200	30,264
The PNC Financial Services Group, Inc.	49,200	4,000,452
Trustmark Corp.	1,600	35,008
Wells Fargo & Company	177,600	8,332,992
WesBanco, Inc.	4,100	115,907

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       14

	Shares	Value
Financials (continued)
Capital markets 3.2%
BGC Partners, Inc., Class A	32,300	$279,072
Franklin Resources, Inc.	10,300	369,255
Invesco, Ltd.	11,400	304,836
Janus Capital Group, Inc.	31,000	400,830
SEI Investments Company	7,000	267,190
T. Rowe Price Group, Inc.	36,400	2,515,604
The Charles Schwab Corp.	1,015,600	25,440,780
The Goldman Sachs Group, Inc.	11,600	1,734,548
Consumer finance 0.8%
Capital One Financial Corp.	93,700	6,158,901
Cash America International, Inc.	32,000	1,078,080
Encore Capital Group, Inc. (I)(L)	1,900	44,175
Navient Corp.	38,300	414,789
Nelnet, Inc., Class A	1,000	37,600
PRA Group, Inc. (I)	21,500	524,600
Diversified financial services 0.2%
FactSet Research Systems, Inc.	2,100	316,029
Nasdaq, Inc.	32,100	2,031,609
Insurance 5.1%
Aflac, Inc.	29,200	1,737,984
American Equity Investment Life Holding Company	12,300	167,280
American Financial Group, Inc.	8,200	550,057
American International Group, Inc.	42,000	2,108,400
Aspen Insurance Holdings, Ltd.	9,100	406,679
Assurant, Inc.	8,000	568,800
Assured Guaranty, Ltd.	94,000	2,332,140
Axis Capital Holdings, Ltd.	6,200	333,002
Chubb, Ltd.	45,600	5,268,168
CNO Financial Group, Inc.	12,100	210,903
Endurance Specialty Holdings, Ltd.	16,900	1,052,363
Everest Re Group, Ltd.	14,200	2,643,046
FBL Financial Group, Inc., Class A	3,900	224,289
First American Financial Corp.	44,400	1,644,132
Genworth Financial, Inc., Class A (I)	40,700	86,284
Horace Mann Educators Corp.	5,000	154,050
Lincoln National Corp.	56,700	2,071,251
Maiden Holdings, Ltd.	15,000	179,550
MBIA, Inc. (I)	82,700	567,322
Mercury General Corp.	5,400	283,932
Principal Financial Group, Inc.	12,200	461,282
RenaissanceRe Holdings, Ltd.	7,600	860,320
Selective Insurance Group, Inc.	11,400	382,812

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       15

	Shares	Value
Financials (continued)
Insurance (continued)
State Auto Financial Corp.	600	$12,912
The Allstate Corp.	23,500	1,491,310
The Hanover Insurance Group, Inc.	7,900	655,305
The Hartford Financial Services Group, Inc.	86,100	3,626,532
The Navigators Group, Inc. (I)	7,400	599,252
The Progressive Corp.	102,300	3,265,416
The Travelers Companies, Inc.	124,400	13,375,488
Third Point Reinsurance, Ltd. (I)	14,500	160,225
Unum Group	3,400	97,002
Validus Holdings, Ltd.	11,900	534,429
W.R. Berkley Corp.	15,100	777,650
XL Group PLC	19,000	653,220
Real estate investment trusts 0.1%
ARMOUR Residential REIT, Inc.	28,200	542,850
Real estate management and development 0.1%
Jones Lang LaSalle, Inc.	9,200	939,044
Thrifts and mortgage finance 0.1%
Essent Group, Ltd. (I)	7,500	144,375
Northwest Bancshares, Inc.	25,700	323,563
Provident Financial Services, Inc.	6,500	120,835
Walker & Dunlop, Inc. (I)	12,300	284,376
Health care 13.1%		126,925,941
Biotechnology 0.6%
PDL BioPharma, Inc.	213,700	643,237
Puma Biotechnology, Inc. (I)(L)	111,814	5,007,031
Health care equipment and supplies 0.9%
C.R. Bard, Inc.	14,280	2,747,186
Edwards Lifesciences Corp. (I)	32,140	2,796,180
Sirona Dental Systems, Inc. (I)	6,700	740,977
Stryker Corp.	29,700	2,966,436
Health care providers and services 6.2%
Aetna, Inc.	120,400	13,079,052
Anthem, Inc.	64,600	8,442,574
Chemed Corp.	6,400	822,400
Henry Schein, Inc. (I)	16,500	2,729,925
Humana, Inc.	28,200	4,990,554
Laboratory Corp. of America Holdings (I)	1,100	120,824
MEDNAX, Inc. (I)	5,500	368,720
UnitedHealth Group, Inc.	232,846	27,731,959
Universal Health Services, Inc., Class B	12,900	1,423,773

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       16

	Shares	Value
Health care (continued)
Life sciences tools and services 0.1%
Mettler-Toledo International, Inc. (I)	2,800	$881,748
Pharmaceuticals 5.3%
Eli Lilly & Company	54,500	3,924,000
Johnson & Johnson	321,900	33,867,099
Pfizer, Inc.	459,800	13,642,266
Industrials 10.5%		101,426,749
Aerospace and defense 1.6%
General Dynamics Corp.	15,600	2,125,812
Honeywell International, Inc.	107,900	10,935,665
Northrop Grumman Corp.	14,700	2,825,634
Air freight and logistics 0.3%
Atlas Air Worldwide Holdings, Inc. (I)	17,200	622,812
C.H. Robinson Worldwide, Inc.	22,500	1,571,175
Expeditors International of Washington, Inc.	24,300	1,112,454
Airlines 0.5%
Alaska Air Group, Inc.	5,800	428,620
JetBlue Airways Corp. (I)	156,600	3,445,200
SkyWest, Inc.	29,100	525,255
Commercial services and supplies 0.5%
ACCO Brands Corp. (I)	19,700	144,007
Cintas Corp.	27,300	2,292,927
Deluxe Corp.	15,600	895,596
KAR Auction Services, Inc.	36,800	1,303,088
Electrical equipment 0.9%
AMETEK, Inc.	25,600	1,188,096
Emerson Electric Company	92,598	4,521,560
Hubbell, Inc.	1,700	168,912
Rockwell Automation, Inc.	25,400	2,643,886
Industrial conglomerates 3.5%
3M Company	139,200	21,836,304
Danaher Corp.	123,500	11,024,845
Roper Technologies, Inc.	3,500	587,755
Machinery 2.5%
AGCO Corp.	42,500	2,103,325
Donaldson Company, Inc.	2,400	67,776
Dover Corp.	19,400	1,179,132
Illinois Tool Works, Inc.	88,400	8,331,700
Lincoln Electric Holdings, Inc.	3,200	174,624
Snap-on, Inc.	26,700	3,862,689
WABCO Holdings, Inc. (I)	86,618	8,168,077
Wabtec Corp.	10,500	741,300

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       17

	Shares	Value
Industrials (continued)
Marine 0.0%
Matson, Inc.	2,200	$88,198
Professional services 0.2%
Equifax, Inc.	8,600	901,968
Korn/Ferry International	37,000	1,051,540
TrueBlue, Inc. (I)	7,200	165,240
Road and rail 0.2%
Werner Enterprises, Inc.	56,300	1,494,765
Trading companies and distributors 0.3%
W.W. Grainger, Inc. (L)	10,180	2,208,042
Watsco, Inc.	5,400	688,770
Information technology 19.4%		187,515,396
Communications equipment 4.0%
Brocade Communications Systems, Inc.	93,900	932,427
Cisco Systems, Inc.	1,094,306	28,648,931
F5 Networks, Inc. (I)	17,500	1,682,975
Ubiquiti Networks, Inc. (I)(L)	222,971	7,284,463
Electronic equipment, instruments and components 1.2%
Arrow Electronics, Inc. (I)	80,500	4,601,380
Avnet, Inc.	95,000	3,909,250
ePlus, Inc. (I)	5,700	428,013
Insight Enterprises, Inc. (I)	9,700	253,170
Jabil Circuit, Inc.	51,800	1,080,030
Sanmina Corp. (I)	21,600	444,960
Tech Data Corp. (I)	12,300	866,043
Internet software and services 2.3%
Alphabet, Inc., Class C (I)	27,933	19,490,809
eBay, Inc. (I)	100,501	2,391,924
IT services 4.2%
Accenture PLC, Class A	91,800	9,203,868
Booz Allen Hamilton Holding Corp.	58,300	1,609,080
Broadridge Financial Solutions, Inc.	5,900	331,167
CACI International, Inc., Class A (I)	1,100	106,282
Cognizant Technology Solutions Corp., Class A (I)	49,600	2,826,208
Convergys Corp.	53,400	1,376,652
CSG Systems International, Inc.	7,400	280,904
Euronet Worldwide, Inc. (I)	2,500	163,850
ExlService Holdings, Inc. (I)	1,900	89,471
Fiserv, Inc. (I)	49,600	4,743,248
Gartner, Inc. (I)	1,300	107,120
IBM Corp.	110,097	14,426,010
Jack Henry & Associates, Inc.	9,900	814,176

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       18

	Shares	Value
Information technology (continued)
IT services (continued)
MAXIMUS, Inc.	6,000	$295,020
Net 1 UEPS Technologies, Inc. (I)	22,600	206,338
Paychex, Inc.	57,200	2,939,508
Total System Services, Inc.	19,100	832,378
Semiconductors and semiconductor equipment 2.0%
Analog Devices, Inc.	39,400	2,087,806
QUALCOMM, Inc.	298,398	15,155,634
Skyworks Solutions, Inc.	10,700	711,015
Xilinx, Inc.	34,400	1,624,368
Software 1.0%
Activision Blizzard, Inc.	24,100	763,247
ANSYS, Inc. (I)	1,600	132,832
CA, Inc.	39,200	1,148,168
Citrix Systems, Inc. (I)	25,900	1,829,835
Intuit, Inc.	48,500	4,687,040
Microsoft Corp.	28,885	1,469,669
Technology hardware, storage and peripherals 4.7%
Apple, Inc.	375,000	36,258,751
EMC Corp.	355,200	9,281,376
Materials 1.2%		11,894,749
Chemicals 0.9%
LyondellBasell Industries NV, Class A	85,000	6,817,850
The Chemours Company	128,700	660,231
The Sherwin-Williams Company	4,000	1,082,000
Containers and packaging 0.3%
AptarGroup, Inc.	8,400	619,164
Avery Dennison Corp.	41,700	2,715,504
Telecommunication services 3.2%		31,143,432
Diversified telecommunication services 3.2%
Verizon Communications, Inc.	602,200	30,549,606
Vonage Holdings Corp. (I)	38,200	205,134
Wireless telecommunication services 0.0%
NII Holdings, Inc. (I)(L)	73,200	388,692
Utilities 0.2%		2,118,568
Electric utilities 0.1%
IDACORP, Inc.	11,500	816,040
Independent power and renewable electricity producers 0.1%
Talen Energy Corp. (I)	204,800	1,302,528

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       19

			Shares	Value
Rights 0.0%				$224
(Cost $1,820)
Community Health Systems, Inc. (I)(N)			28,000	224
		Yield (%)	Shares	Value
Securities lending collateral 3.9%				$37,281,680
(Cost $37,279,701)
John Hancock Collateral Trust (W)		0.4639(Y)	3,726,193	37,281,680
Short-term investments 3.9%				$37,480,606
(Cost $37,481,228)
Money market funds 0.5%				4,996,509
State Street Institutional Treasury Money Market Fund		0.1738(Y)	4,996,509	4,996,509
	Yield* (%)	Maturity date	Par value^	Value
U.S. Government 3.4%				32,484,097
U.S. Treasury Bills	0.325	06-02-16	5,000,000	$4,995,892
U.S. Treasury Bills	0.322	06-23-16	5,000,000	4,994,985
U.S. Treasury Bills	0.783	03-03-16	2,500,000	2,499,980
U.S. Treasury Bills	0.428	04-14-16	20,000,000	19,993,240
Total investments (Cost $914,513,500)† 104.0%				$1,007,326,942
Other assets and liabilities, net (4.0%)				($38,385,845)
Total net assets 100.0%				$968,941,097

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-29-16.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $936,706,246. Net unrealized appreciation aggregated to $70,620,696, of which $136,493,332 related to appreciated investment securities and $65,872,636 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       20

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $877,233,799) including $36,447,461 of securities loaned	$970,045,262
Affiliated investments, at value (Cost $37,279,701)	37,281,680
Total investments, at value (Cost $914,513,500)	1,007,326,942
Receivable for investments sold	4,046,215
Receivable for fund shares sold	54,695
Dividends and interest receivable	2,047,891
Receivable for securities lending income	55,078
Receivable due from advisor	106
Other receivables and prepaid expenses	34,103
Total assets	1,013,565,030
Liabilities
Due to custodian	277,605
Payable for investments purchased	4,995,892
Payable for fund shares repurchased	1,819,979
Payable upon return of securities loaned	37,293,866
Payable for futures variation margin	131,340
Payable to affiliates
Accounting and legal services fees	17,018
Transfer agent fees	8,577
Trustees' fees	320
Other liabilities and accrued expenses	79,336
Total liabilities	44,623,933
Net assets	$968,941,097
Net assets consist of
Paid-in capital	$827,476,874
Undistributed net investment income	2,508,210
Accumulated net realized gain (loss) on investments and futures contracts	45,695,483
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	93,260,530
Net assets	$968,941,097

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       21

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($40,654,923 ÷ 4,278,399 shares)[1]	$9.50
Class C ($354,500 ÷ 37,175 shares)[1]	$9.54
Class I ($59,411,524 ÷ 6,274,603 shares)	$9.47
Class 1 ($45,263,735 ÷ 4,783,647 shares)	$9.46
Class NAV ($823,256,415 ÷ 86,998,410 shares)	$9.46
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.00

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       22

STATEMENT OF OPERATIONS   For the six months ended 2-29-16 (unaudited)

Investment income
Dividends	$10,924,385
Securities lending	493,407
Interest	22,242
Total investment income	11,440,034
Expenses
Investment management fees	3,933,607
Distribution and service fees	76,257
Accounting and legal services fees	64,778
Transfer agent fees	64,824
Trustees' fees	9,771
State registration fees	30,040
Printing and postage	6,383
Professional fees	35,954
Custodian fees	62,099
Registration and filing fees	14,565
Other	15,896
Total expenses	4,314,174
Less expense reductions	(42,651)
Net expenses	4,271,523
Net investment income	7,168,511
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	111,945,336
Affiliated investments	(1,279)
Futures contracts	(222,600)
111,721,457
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(114,589,394)
Affiliated investments	2,032
Futures contracts	1,648,454
(112,938,908)
Net realized and unrealized loss	(1,217,451)
Increase in net assets from operations	$5,951,060

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       23

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$7,168,511	$21,636,236
Net realized gain	111,721,457	132,447,400
Change in net unrealized appreciation (depreciation)	(112,938,908)	(168,108,736)
Increase (decrease) in net assets resulting from operations	5,951,060	(14,025,100)
Distributions to shareholders
From net investment income
Class A	(715,913)	(374,476)
Class C	(3,549)	—
Class I	(1,334,153)	(1,245,876)
Class 1	(1,049,726)	(652,908)
Class NAV	(18,707,856)	(11,881,914)
From net realized gain
Class A	(6,256,868)	(8,149,941)
Class C	(52,975)	(34,295)
Class I	(9,634,258)	(18,214,493)
Class 1	(7,432,811)	(9,065,749)
Class NAV	(129,317,748)	(158,361,131)
Total distributions	(174,505,857)	(207,980,783)
From fund share transactions	40,226,444	84,236,970
Total decrease	(128,328,353)	(137,768,913)
Net assets
Beginning of period	1,097,269,450	1,235,038,363
End of period	$968,941,097	$1,097,269,450
Undistributed net investment income	$2,508,210	$17,150,896

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       24

Financial highlights

Class A Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.34		$13.82	$13.02	$11.56	$10.33
Net investment income[3]	0.05		0.17	0.11	0.13	0.10
Net realized and unrealized gain (loss) on investments	0.04		(0.33)	2.35	1.45	1.20
Total from investment operations	0.09		(0.16)	2.46	1.58	1.30
Less distributions
From net investment income	(0.20)		(0.10)	(0.20)	(0.12)	(0.07)
From net realized gain	(1.73)		(2.22)	(1.46)	—	—
Total distributions	(1.93)		(2.32)	(1.66)	(0.12)	(0.07)
Net asset value, end of period	$9.50		$11.34	$13.82	$13.02	$11.56
Total return (%)[4,5]	(0.17	) [6]	(2.12)	20.07	13.84	12.64	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$41		$43	$52	$36	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23	[7]	1.24	1.29	1.35	1.39	[7]
Expenses including reductions	1.22	[7]	1.23	1.28	1.35	1.35	[7]
Net investment income	0.99	[7]	1.35	0.85	1.03	1.06	[7]
Portfolio turnover (%)	41		60	52	42	48	[8,9]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class A shares is 10-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	Excludes merger activity.
9	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       25

Class C Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$11.34		$13.81	$13.81
Net investment income[3]	0.02		0.10	—	[4]
Net realized and unrealized gain (loss) on investments	0.03		(0.35)	—	[4]
Total from investment operations	0.05		(0.25)	—	[4]
Less distributions
From net investment income	(0.12)		—	—
From net realized gain	(1.73)		(2.22)	—
Total distributions	(1.85)		(2.22)	—
Net asset value, end of period	$9.54		$11.34	$13.81
Total return (%)[5,6]	(0.51	) [7]	(2.82)	0.00	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[8]	— [8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93	[9]	3.87	17.05	[9]
Expenses including reductions	1.92	[9]	2.05	2.05	[9]
Net investment income	0.29	[9]	0.78	0.46	[9]
Portfolio turnover (%)	41		60	52	[10]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class C shares is 8-28-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Less than $500,000.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       26

Class I Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.33		$13.81	$13.02	$11.56	$10.33
Net investment income[3]	0.07		0.21	0.16	0.18	0.13
Net realized and unrealized gain (loss) on investments	0.04		(0.32)	2.35	1.46	1.21
Total from investment operations	0.11		(0.11)	2.51	1.64	1.34
Less distributions
From net investment income	(0.24)		(0.15)	(0.26)	(0.18)	(0.11)
From net realized gain	(1.73)		(2.22)	(1.46)	—	—
Total distributions	(1.97)		(2.37)	(1.72)	(0.18)	(0.11)
Net asset value, end of period	$9.47		$11.33	$13.81	$13.02	$11.56
Total return (%)[4]	0.01	[5]	(1.74)	20.53	14.35	13.11	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$59		$89	$120	$88	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	[6]	0.92	0.96	0.92	0.96	[6]
Expenses including reductions	0.89	[6]	0.89	0.89	0.89	0.89	[6]
Net investment income	1.29	[6]	1.71	1.24	1.48	1.47	[6]
Portfolio turnover (%)	41		60	52	42	48	[7,8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class I shares is 10-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.
8	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       27

Class 1 Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.33		$13.81	$13.02	$11.56	$11.04
Net investment income[3]	0.07		0.22	0.17	0.19	0.06
Net realized and unrealized gain (loss) on investments	0.03		(0.32)	2.35	1.45	0.46
Total from investment operations	0.10		(0.10)	2.52	1.64	0.52
Less distributions
From net investment income	(0.24)		(0.16)	(0.27)	(0.18)	—
From net realized gain	(1.73)		(2.22)	(1.46)	—	—
Total distributions	(1.97)		(2.38)	(1.73)	(0.18)	—
Net asset value, end of period	$9.46		$11.33	$13.81	$13.02	$11.56
Total return (%)[4]	(0.04	) [5]	(1.68)	20.60	14.41	4.71	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$45		$51	$58	$54	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	[6]	0.84	0.84	0.83	0.84	[6]
Expenses including reductions	0.85	[6]	0.84	0.83	0.83	0.84	[6]
Net investment income	1.35	[6]	1.78	1.29	1.54	1.77	[6]
Portfolio turnover (%)	41		60	52	42	48	[7,8]

1	Six months ended 2-29-16. Unaudited.
2	The inception date for Class 1 shares is 5-7-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.
8	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       28

Class NAV Shares Period ended	2-29-16	[1]	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$11.33		$13.81	$13.03	$11.56	$9.84	$8.30
Net investment income[2]	0.08		0.23	0.18	0.20	0.16	0.14
Net realized and unrealized gain (loss) on investments	0.03		(0.32)	2.33	1.46	1.68	1.52
Total from investment operations	0.11		(0.09)	2.51	1.66	1.84	1.66
Less distributions
From net investment income	(0.25)		(0.17)	(0.27)	(0.19)	(0.12)	(0.12)
From net realized gain	(1.73)		(2.22)	(1.46)	—	—	—
Total distributions	(1.98)		(2.39)	(1.73)	(0.19)	(0.12)	(0.12)
Net asset value, end of period	$9.46		$11.33	$13.81	$13.03	$11.56	$9.84
Total return (%)[3]	0.01	[4]	(1.63)	20.56	14.55	18.86	20.03
Ratios and supplemental data
Net assets, end of period (in millions)	$823		$914	$1,005	$939	$1,477	$1,049
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[5]	0.79	0.79	0.78	0.79	0.79
Expenses including reductions	0.80	[5]	0.79	0.78	0.78	0.79	0.79
Net investment income	1.41	[5]	1.82	1.34	1.60	1.51	1.47
Portfolio turnover (%)	41		60	52	42	48 [6]	72

1	Six months ended 2-29-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       29

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock U.S. Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

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The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$205,432,048	$205,432,048	—	—
Consumer staples	63,892,962	63,892,962	—	—
Energy	57,348,781	57,348,781	—	—
Financials	144,865,806	144,865,806	—	—
Health care	126,925,941	126,184,964	$740,977	—
Industrials	101,426,749	101,426,749	—	—
Information technology	187,515,396	187,515,396	—	—
Materials	11,894,749	11,894,749	—	—
Telecommunication services	31,143,432	31,143,432	—	—
Utilities	2,118,568	2,118,568	—	—
Rights	224	224	—	—
Securities lending collateral	37,281,680	37,281,680	—	—
Short-term investments
Money market funds	4,996,509	4,996,509	—	—
U.S. Government	32,484,097	—	32,484,097	—
Total investments in securities	$1,007,326,942	$974,101,868	$33,225,074	—
Other financial instruments:
Futures	$447,393	$447,393	—	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       31

borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2016, the fund loaned common stocks valued at $36,447,461 and received $37,293,866 of cash collateral.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 29, 2016 were $1,122. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale deferrals and derivative transactions.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       32

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market (OTC), on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund used futures contracts to to gain exposure to certain U.S. securities markets. During the six months ended February 29, 2016, the fund held futures contracts with total notional values ranging from approximately $17.5 million to $19.2 million, as measured at each quarter end. The following table summarizes the contracts held at February 29, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	199	Long	Mar 2016	$18,751,132	$19,198,525	$447,393
						$447,393

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       33

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 29, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures	Futures†	$447,393	—
			$447,393

† Reflects cumulative appreciation/depreciation on futures. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

Risk	Statement of operations location	Futures contracts
Equity	Net realized gain (loss)	($222,600)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

Risk	Statement of operations location	Futures contracts
Equity	Change in unrealized appreciation (depreciation)	$1,648,454

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: a) 0.780% of the first $500 million aggregate net assets; b) 0.760% of the aggregate net assets between $500 million and $1 billion; c) 0.740% of the fund's aggregate net assets between $1 billion and $2 billion; and d) 0.720% of the fund's aggregate net assets in excess of $2 billion. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2016, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       34

The Advisor has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.89% for Class I shares. The fee waivers and/or reimbursements will continue in effect until December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time. Prior to January 1, 2016 the fee waivers and/or reimbursements were such that expenses would not exceed 1.35% and 2.05% for Class A shares and Class C shares, respectively.

Additionally, the Adviser has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees.

For the six months ended February 29, 2016, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$1,518	Class NAV	$32,055
Class C	12	Class 1	1,795
Class I	7,271	Total	$42,651

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 0.75% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $13,317 for the six months ended February 29, 2016. Of this amount, $2,344 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $10,721 was paid as sales commissions to broker-dealers and $252 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       35

to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2016, CDSCs received by the Distributor amounted to $60 and $13 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$62,296	$25,545
Class C	1,690	210
Class I	—	39,069
Class 1	12,271	—
Total	$76,257	$64,824

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	476,225	$4,950,202	1,090,196	$13,927,289
Distributions reinvested	676,086	6,794,662	690,632	8,322,121
Repurchased	(655,997)	(6,986,116)	(1,776,007)	(22,316,388)
Net increase (decrease)	496,314	$4,758,748	4,821	($66,978)
Class C shares
Sold	4,680	$48,502	30,151	$380,483
Distributions reinvested	5,596	56,524	1,504	18,208
Repurchased	(2,125)	(19,783)	(9,872)	(119,508)
Net increase	8,151	$85,243	21,783	$279,183
Class I shares
Sold	1,366,029	$13,415,254	1,933,480	$23,693,753
Distributions reinvested	1,053,870	10,549,242	1,586,840	19,057,943
Repurchased	(4,019,761)	(44,784,056)	(4,305,483)	(52,792,757)
Net decrease	(1,599,862)	($20,819,560)	(785,163)	($10,041,061)

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       36

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	187,368	$2,092,684	440,178	$5,528,397
Distributions reinvested	848,254	8,482,537	809,888	9,718,657
Repurchased	(749,615)	(7,887,234)	(943,594)	(11,778,266)
Net increase	286,007	$2,687,987	306,472	$3,468,788
Class NAV shares
Sold	280,650	$3,119,442	2,071,328	$27,024,041
Distributions reinvested	14,802,560	148,025,604	14,186,920	170,243,045
Repurchased	(8,749,397)	(97,631,020)	(8,360,043)	(106,670,048)
Net increase	6,333,813	$53,514,026	7,898,205	$90,597,038
Total net increase	5,524,423	$40,226,444	7,446,118	$84,236,970

Affiliates of the fund owned 100% of shares of beneficial interest of Class 1 and Class NAV on February 29, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $421,773,302 and $531,650,377, respectively, for the six months ended February 29, 2016.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 29, 2016, funds within the John Hancock group of funds complex held 84.4% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Lifestyle Growth Portfolio	26.9%
John Hancock Lifestyle Balanced Portfolio	26.5%
John Hancock Lifestyle Moderate Portfolio	7.8%
John Hancock Lifestyle Aggressive Portfolio	7.4%

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       37

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Grantham, Mayo, Van Otterloo & Co. LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. EQUITY FUND       38

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock U.S. Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279532	390SA 2/16 4/16

John Hancock

Retirement Living Portfolios

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for investors. Oil prices hit multi-year lows before rebounding in February, and a wide variety of risk assets faced significant volatility. High-yield corporate bonds generally declined on fears of a wave of defaults from commodity-linked issuers. Concerns about slowing global growth added to negative investor psychology, and stock prices fell around the world. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continued to stimulate growth and to signal that they will take action to support economies and markets.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Retirement Living Portfolios

2	Retirement Living Portfolios' strategy at a glance
3	Discussion of portfolio performance
8	John Hancock Retirement Living through 2055 Portfolio
9	John Hancock Retirement Living through 2050 Portfolio
10	John Hancock Retirement Living through 2045 Portfolio
11	John Hancock Retirement Living through 2040 Portfolio
12	John Hancock Retirement Living through 2035 Portfolio
13	John Hancock Retirement Living through 2030 Portfolio
14	John Hancock Retirement Living through 2025 Portfolio
15	John Hancock Retirement Living through 2020 Portfolio
16	John Hancock Retirement Living through 2015 Portfolio
17	John Hancock Retirement Living through 2010 Portfolio
18	Your expenses
24	Portfolios' investments
32	Financial statements
40	Financial highlights
59	Notes to financial statements
87	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       1

Retirement Living Portfolios' strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

The Retirement Living Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Retirement Living Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative, investing primarily in fixed-income funds.

JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Retirement Living Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       2

Discussion of portfolio performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

What were your observations on the global capital markets during the six months ended February 29, 2016?

The period began and ended with concerns over the slowing of China's economic growth, which prompted sharp intraperiod equity market declines, especially during the opening weeks of 2016. For the period as a whole, the S&P 500 Index was down 0.92%, as U.S. stocks held up relatively well next to international developed and emerging equity markets. The MSCI EAFE Index declined 9.48%, and the MSCI Emerging Markets Index fell 8.74%. The value of oil continued to plummet, pulling down indexes tracking U.S. high-yield corporate debt with it.

On the other hand, investment-grade bonds delivered gains. The Barclays U.S. Aggregate Bond Index was up 2.20%. Solid U.S. jobs data paved the way for an interest-rate hike in December 2015, the first time the U.S. Federal Reserve increased rates since 2006. With the notable exception of precious metals, including gold, which staged a striking comeback, prices fell across global commodity markets.

Given that backdrop, how did the portfolios perform?

In absolute terms, the portfolios declined given their broad exposure to the world's equity and fixed-income markets. The holdings are deliberately global and multi-sector in nature, a key element of our diversification strategy.

The portfolios also trailed their custom blended benchmarks. In aggregate, active security selection decisions at the underlying fund level were the primary detractors from the portfolios' relative performance; this was particularly the case within U.S. large-cap, international developed-market, and sector equity strategies.

Viewed through the lens of a long-range investment horizon, we're advocates of active management in general, and of the active investment strategies we've selected for the portfolios in particular, but we also recognize that shorter periods of underperformance, such as this one, can be unsettling.

How were the portfolios positioned at the end of the period?

We slightly reduced the portfolios' allocation to equities, primarily because of concerns related to market volatility. Period-end positioning included allocations to defensive equity strategies, designed to provide a measure of downside protection. For a similar reason, we continued to favor large-cap equities over small caps.

Compared with their blended benchmarks, the portfolios were still slightly underweight international developed-market equities at the end of the period. However, we reduced the gap given relatively stronger valuation support and greater potential for margin improvement relative to U.S. equities.

Although higher growth rates and the benefits of structural reforms underpin a strong long-term case for emerging-market equities, cyclical headwinds, including decelerating growth in China and weak commodity prices, present near-term risks that have contributed to our decision to favor developed- over emerging-market stocks in the portfolios.

Within fixed income, the portfolios ended the period reflecting our continued bias toward credit sectors, but we trimmed those positions in order to increase exposure to flexible multi-sector mandates.

Would you please give us a brief update on the portfolio management team?

Effective January 1, 2016, Steven E. Medina, CFA, began a new role in our organization, and he no longer serves as a portfolio manager of John Hancock Retirement Living Portfolios. As of the same date, Marcelle Daher, CFA, and Nathan W. Thooft, CFA—both

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       3

veteran members of John Hancock Asset Management's global asset allocation team and portfolio managers since 2013—join me as co-heads of global asset allocation.

In addition to continuing to manage the portfolios with me, Marcelle and Nate also assumed many of Steve's former responsibilities after Steve was named chief investment officer of developed-market equities at John Hancock Asset Management.

Management continuity is a hallmark of our team-run asset allocation portfolios, and we're confident that the transition of Steve's responsibilities to Marcelle and Nate will continue to be smooth. With presence in Boston, Hong Kong, and Toronto, the global asset allocation team is backed by more than two dozen investment professionals—including quantitative researchers, fundamental analysts, and financial economists—with an average of 15 years of industry experience.

RETIREMENT LIVING THROUGH 2055 PORTFOLIO

For the six months ended February 29, 2016, the portfolio's Class A shares declined 5.58%, excluding sales charges. The custom blended benchmark fell 4.38%,1,2 and the Morningstar target date 2051+ fund category average declined 5.11%.3

In aggregate, active management drove the portfolio's benchmark-relative underperformance during the period; Alpha Opportunities Fund (Wellington), Mid Cap Stock Fund (Wellington), Fundamental Large Cap Value Fund (JHAM), and Capital Appreciation Fund (Jennison) were among the leading detractors. However, Absolute Return Currency Fund (First Quadrant), International Growth Stock Fund (Invesco), and Mid Value Fund (T. Rowe Price) outperformed.

On balance, asset allocation contributed positively to benchmark-relative performance. An underweight allocation to international developed- and emerging-market equities—asset classes that declined—buoyed relative results, as did overweight allocations to asset classes that fared well, including real estate investment trusts and information technology equities. Conversely, overweight allocations to certain poorly performing equity sectors, including financials, healthcare, and natural resources, weighed down results.

RETIREMENT LIVING THROUGH 2050 PORTFOLIO

For the six months ended February 29, 2016, the portfolio's Class A shares declined 5.63%, excluding sales charges. The custom blended benchmark fell 4.38%, and the Morningstar target date 2046-2050 fund category average declined 4.96%.

In aggregate, active management drove the portfolio's benchmark-relative underperformance during the period; Alpha Opportunities Fund (Wellington), Mid Cap Stock Fund (Wellington), Fundamental Large Cap Value Fund (JHAM), and Capital Appreciation Fund (Jennison) were among the leading detractors. However, Absolute Return Currency Fund (First Quadrant), International Growth Stock Fund (Invesco), and Mid Value Fund (T. Rowe Price) outperformed.

On balance, asset allocation contributed positively to benchmark-relative performance. An underweight allocation to international developed- and emerging-market equities—asset classes that declined—buoyed relative results, as did overweight allocations to asset classes that fared well, including to real estate investment trusts and information technology equities. Conversely, overweight allocations to certain poorly performing equity sectors, including financials, healthcare, and natural resources, weighed down results.

RETIREMENT LIVING THROUGH 2045 PORTFOLIO

For the six months ended February 29, 2016, the portfolio's Class A shares declined 5.60%, excluding sales charges. The custom blended benchmark fell 4.38%, and the Morningstar target date 2041-2045 fund category average declined 5.07%.

In aggregate, active management drove the portfolio's benchmark-relative underperformance during the period; Alpha Opportunities Fund (Wellington), Mid Cap Stock Fund (Wellington), Fundamental Large Cap Value Fund (JHAM), and Capital Appreciation Fund (Jennison) were among the leading detractors. However, Absolute Return Currency Fund (First Quadrant), International Growth Stock Fund (Invesco), and Mid Value Fund (T. Rowe Price) outperformed.

On balance, asset allocation contributed positively to benchmark-relative performance. An underweight allocation to international developed- and emerging-market equities—asset classes that declined—buoyed relative results, as did overweight allocations to asset classes that fared well, including real estate investment trusts and information technology equities. Conversely, overweight allocations to certain poorly performing equity sectors, including financials, healthcare, and natural resources, weighed down results.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       4

RETIREMENT LIVING THROUGH 2040 PORTFOLIO

For the six months ended February 29, 2016, the portfolio's Class A shares declined 5.65%, excluding sales charges. The custom blended benchmark fell 4.38%, and the Morningstar target date 2036-2040 fund category average declined 4.75%.

In aggregate, active management drove the portfolio's benchmark-relative underperformance during the period; Alpha Opportunities Fund (Wellington), Mid Cap Stock Fund (Wellington), Fundamental Large Cap Value Fund (JHAM), and Capital Appreciation Fund (Jennison) were among the leading detractors. However, Absolute Return Currency Fund (First Quadrant), International Growth Stock Fund (Invesco), and Mid Value Fund (T. Rowe Price) outperformed.

On balance, asset allocation contributed positively to benchmark-relative performance. An underweight allocation to international developed- and emerging-market equities—asset classes that declined—buoyed relative results, as did overweight allocations to asset classes that fared well, including real estate investment trusts and information technology equities. Conversely, overweight allocations to certain poorly performing equity sectors, including financials, healthcare, and natural resources, weighed down results.

RETIREMENT LIVING THROUGH 2035 PORTFOLIO

For the six months ended February 29, 2016, the portfolio's Class A shares declined 5.47%, excluding sales charges. The custom blended benchmark fell 4.12%, and the Morningstar target date 2031-2035 fund category average declined 4.51%.

In aggregate, active management drove the portfolio's benchmark-relative underperformance during the period; Alpha Opportunities Fund (Wellington), Mid Cap Stock Fund (Wellington), Fundamental Large Cap Value Fund (JHAM), and Capital Appreciation Fund (Jennison) were among the leading detractors. However, Absolute Return Currency Fund (First Quadrant), International Growth Stock Fund (Invesco), and Mid Value Fund (T. Rowe Price) outperformed.

On balance, asset allocation contributed positively to benchmark-relative performance. An underweight allocation to international developed- and emerging-market equities—asset classes that declined—buoyed results, as did overweight allocations to asset

RETIREMENT LIVING 2055-2010 PORTFOLIOS' CLASS A SHARE RETURNS (%)

For the six months ended 2/29/16

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       5

classes that fared well, including real estate investment trusts and information technology equities. Conversely, overweight allocations to certain poorly performing equity sectors, including financials and natural resources, weighed down results.

RETIREMENT LIVING THROUGH 2030 PORTFOLIO

For the six months ended February 29, 2016, the portfolio's Class A shares declined 5.08%, excluding sales charges. The custom blended benchmark fell 3.64%, and the Morningstar target date 2026-2030 fund category average declined 3.81%.

In aggregate, active management drove the portfolio's benchmark-relative underperformance during the period; Alpha Opportunities Fund (Wellington), Mid Cap Stock Fund (Wellington), Fundamental Large Cap Value Fund (JHAM), and Capital Appreciation Fund (Jennison) were among the leading detractors. However, Absolute Return Currency Fund (First Quadrant), International Growth Stock Fund (Invesco), and Mid Value Fund (T. Rowe Price) outperformed.

On balance, asset allocation contributed positively to benchmark-relative performance. An underweight allocation to international developed- and emerging-market equities—asset classes that declined—buoyed relative results, as did overweight allocations to asset classes that fared well, including real estate investment trusts and information technology equities. Conversely, overweight allocations to certain poorly performing equity sectors, including financials and natural resources, weighed down returns.

RETIREMENT LIVING THROUGH 2025 PORTFOLIO

For the six months ended February 29, 2016, the portfolio's Class A shares declined 4.39%, excluding sales charges. The custom blended benchmark fell 3.04%, and the Morningstar target date 2021-2025 fund category average declined 3.27%.

In aggregate, active management drove the portfolio's benchmark-relative underperformance during the period; Alpha Opportunities Fund (Wellington), Mid Cap Stock Fund (Wellington), and Financial Industries Fund (JHAM) were among the leading detractors. However, Absolute Return Currency Fund (First Quadrant), Strategic Income Opportunities Fund (JHAM), and Spectrum Income Fund (T. Rowe Price) outperformed.

From an asset allocation standpoint, underweight exposure to international developed- and emerging-market equities—asset classes that declined—buoyed relative results, as did overweight allocations to asset classes that fared well, including information technology equities and real estate investment trusts. Conversely, overweight allocations to certain poorly performing sectors, including bank loans and natural resource-related equities, weighed down returns.

RETIREMENT LIVING THROUGH 2020 PORTFOLIO

For the six months ended February 29, 2016, the portfolio's Class A shares declined 3.91%, excluding sales charges. The custom blended benchmark fell 2.39%, and the Morningstar target date 2016-2020 fund category average declined 2.54%.

In aggregate, active management drove the portfolio's benchmark-relative underperformance during the period; Floating Rate Income Fund (WAMCO), Mid Cap Stock Fund (Wellington), Active Bond Fund (Declaration/JHAM), and Total Return Fund (PIMCO) were among the leading detractors. However, Strategic Income Opportunities Fund (JHAM), Absolute Return Currency Fund (First Quadrant), and Spectrum Income Fund (T. Rowe Price) outperformed.

Market index total returns

For the six months ended February 29, 2016

U.S. Stocks	S&P 500 Index	-0.92%
	Russell Midcap Index	-5.60%
	Russell 2000 Index	-10.16%
	FTSE NAREIT All Equity REIT Index	5.65%
International Stocks	MSCI EAFE Index	-9.38%
	MSCI Emerging Markets Index	-8.74%
	MSCI EAFE Small Cap Index	-4.96%
Fixed Income	Barclays U.S. Aggregate Bond Index	2.20%
	Bank of America Merrill Lynch U.S. High Yield Master II Index	-5.78%
	JPMorgan Global Government Bonds Unhedged Index	4.17%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       6

From an asset allocation standpoint, underweight exposure to international developed- and emerging-market equities—asset classes that declined—buoyed relative results, as did an overweight allocation to real estate investment trusts, an asset class that did well. Conversely, overweight allocations to certain poorly performing sectors, including bank loans and natural resource-related equities, weighed down returns.

RETIREMENT LIVING THROUGH 2015 PORTFOLIO

For the six months ended February 29, 2016, the portfolio's Class A shares declined 3.27%, excluding sales charges. The custom blended benchmark fell 1.86%, and the Morningstar target date 2011-2015 fund category average declined 2.10%.

In aggregate, active management drove the portfolio's benchmark-relative underperformance during the period; Floating Rate Income Fund (WAMCO), Active Bond Fund (Declaration/JHAM), and Total Return Fund (PIMCO) were among the leading detractors. However, Strategic Income Opportunities Fund (JHAM), Absolute Return Currency Fund (First Quadrant), and Spectrum Income Fund (T. Rowe Price) outperformed.

From an asset allocation standpoint, underweight exposure to international developed- and emerging-market equities—asset classes that declined—buoyed relative results, as did an overweight allocation to real estate investment trusts, an asset category that fared well. Conversely, overweight allocations to certain poorly performing sectors, including bank loans and natural resource-related equities, weighed down returns.

RETIREMENT LIVING THROUGH 2010 PORTFOLIO

For the six months ended February 29, 2016, the portfolio's Class A shares declined 2.69%, excluding sales charges. The custom blended benchmark fell 1.50%, and the Morningstar target date 2000-2010 fund category average declined 1.67%.

In aggregate, active management drove the portfolio's benchmark-relative underperformance during the period; Floating Rate Income Fund (WAMCO), Active Bond Fund (Declaration/JHAM), and Total Return Fund (PIMCO) were among the leading detractors. However, Strategic Income Opportunities Fund (JHAM), Absolute Return Currency Fund (First Quadrant), and Spectrum Income Fund (T. Rowe Price) outperformed.

From an asset allocation standpoint, an underweight allocation to international developed- and emerging-market equities—asset classes that declined—buoyed relative results, as did an overweight allocation to real estate investment trusts, an asset category that fared well. Conversely, overweight allocations to certain poorly performing sectors, including bank loans and natural resource-related equities, weighed down returns.

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

1 The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
3 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an exchange-traded fund (ETF) generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the portfolio. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Hedging and other strategic transactions may increase volatility of a portfolio and could result in a significant loss. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates further off initially allocate more aggressively to stock funds. As a portfolio approaches its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolios' prospectuses for additional information.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       7

John Hancock Retirement Living through 2055 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2055 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	84.2%
Large Blend	44.4%
U.S. Large Cap	17.4%
U.S. Mid Cap	5.6%
International Large Cap	5.1%
International Small Cap	4.5%
Emerging Markets	3.9%
U.S. Small Cap	2.4%
Global Large Cap	0.9%
Fixed income	5.0%
Multi-Sector Bond	1.9%
Bank Loan	0.9%
Intermediate Bond	0.8%
Global Bond	0.8%
High Yield Bond	0.3%
Treasury Inflation-Protected Securities	0.3%
Alternative and specialty	10.8%
Science & Technology	2.4%
Financial Industries	2.2%
Global Absolute Return Strategies	1.6%
Currency	1.0%
Real Estate	1.0%
Natural Resources	1.0%
Redwood	0.9%
Health Sciences	0.7%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-16 (%)

	Class A	Class I1,2	Class R1[2]	Class R2[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1 year	-15.70	-11.42	-11.15	-11.01	-11.15	-10.91	-10.73	-10.68	-10.82	-6.19	1.50	-10.13
Since inception	-4.57	-6.06	-2.06	-1.84	-2.02	-1.69	-1.51	-1.46	-1.56	4.00	3.55	-0.36
Cumulative returns
6 months	-10.33	-5.36	-5.55	-5.50	-5.55	-5.50	-5.39	-5.34	-5.40	-0.92	2.20	-4.38
Since inception	-8.64	-11.38	-3.94	-3.52	-3.87	-3.23	-2.89	-2.80	-2.99	7.87	6.96	-0.70

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	2.26	1.95	2.60	2.35	2.50	2.20	1.90	1.85	1.88
Net (%)	1.10	0.79	1.42	1.17	1.32	0.92	0.72	0.67	0.72

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class I shares were first offered on 3-27-15. The returns prior to this date are those of Class A shares that have been recalculated to reflect gross fees and expenses of Class I shares.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       8

John Hancock Retirement Living through 2050 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2050 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	83.8%
Large Blend	43.9%
U.S. Large Cap	17.3%
U.S. Mid Cap	5.6%
International Large Cap	5.1%
International Small Cap	4.5%
Emerging Markets	4.1%
U.S. Small Cap	2.4%
Global Large Cap	0.9%
Fixed income	5.0%
Multi-Sector Bond	1.8%
Bank Loan	0.9%
Intermediate Bond	0.9%
Global Bond	0.8%
High Yield Bond	0.3%
Treasury Inflation-Protected Securities	0.3%
Alternative and specialty	11.2%
Science & Technology	2.8%
Financial Industries	2.2%
Global Absolute Return Strategies	1.6%
Currency	1.0%
Natural Resources	1.0%
Real Estate	1.0%
Redwood	0.9%
Health Sciences	0.7%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-16 (%)

	Class A1	Class I1,3	Class R1[2,3]	Class R2[2,3]	Class R3[2,3]	Class R4[2,3]	Class R5[2,3]	Class R6[2,3]	Class 1[3]	Index 1	Index 2	Index 3
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1 year	-15.66	-10.92	-11.39	-11.29	-11.33	-10.93	-10.79	-10.82	-10.88	-6.19	1.50	-10.13
Since inception	2.65	3.83	3.75	3.95	3.85	4.19	4.36	4.38	4.32	9.87	3.46	5.81
Cumulative returns
6 months	-10.35	-5.40	-5.71	-5.69	-5.66	-5.48	-5.33	-5.45	-5.42	-0.92	2.20	-4.38
Since inception	13.48	19.97	19.52	20.60	20.03	21.96	22.95	23.07	22.72	57.67	17.91	31.42

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.33	1.02	1.67	1.42	1.57	1.27	0.98	0.92	0.95
Net (%)	1.10	0.79	1.42	1.17	1.32	0.92	0.72	0.67	0.72

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class A and Class I shares were first offered on 3-1-12 and 3-27-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class A and Class I shares, as applicable.
2	Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 3-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than other share classes. Had the returns reflected other class expenses, returns would be lower.
3	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       9

John Hancock Retirement Living through 2045 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2045 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	83.9%
Large Blend	43.9%
U.S. Large Cap	17.3%
U.S. Mid Cap	5.5%
International Large Cap	5.1%
Emerging Markets	4.4%
International Small Cap	4.4%
U.S. Small Cap	2.4%
Global Large Cap	0.9%
Fixed income	5.0%
Multi-Sector Bond	1.9%
Bank Loan	0.9%
Intermediate Bond	0.8%
Global Bond	0.8%
High Yield Bond	0.3%
Treasury Inflation-Protected Securities	0.3%
Alternative and specialty	11.1%
Science & Technology	2.6%
Financial Industries	2.2%
Global Absolute Return Strategies	1.5%
Natural Resources	1.2%
Currency	1.0%
Real Estate	1.0%
Redwood	0.9%
Health Sciences	0.7%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-16 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-15.60	-10.97	-11.49	-11.21	-11.31	-11.08	-10.86	-10.84	-10.87	-6.19	1.50	-10.13
5 year	3.40	4.18	4.21	4.12	4.31	4.68	4.93	4.79	4.90	10.13	3.60	6.33
Since inception	2.94	3.17	3.27	2.51	3.37	3.70	3.98	3.17	3.96	5.95	4.70	4.59
Cumulative returns
6 months	-10.35	-5.45	-5.75	-5.56	-5.64	-5.50	-5.46	-5.42	-5.46	-0.92	2.20	-4.38
5 year	18.22	22.75	22.89	22.34	23.50	25.69	27.23	26.37	27.05	62.03	19.34	35.93
Since inception	31.08	33.85	35.08	26.08	36.33	40.42	43.96	33.79	43.75	71.52	53.62	52.01

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	0.97	1.61	1.36	1.52	1.22	0.92	0.87	0.90
Net (%)	1.08	0.77	1.40	1.15	1.30	0.90	0.70	0.65	0.70

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       10

John Hancock Retirement Living through 2040 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2040 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	83.9%
Large Blend	43.8%
U.S. Large Cap	17.4%
U.S. Mid Cap	5.5%
International Large Cap	5.1%
International Small Cap	4.4%
Emerging Markets	4.4%
U.S. Small Cap	2.4%
Global Large Cap	0.9%
Fixed income	5.0%
Multi-Sector Bond	1.9%
Bank Loan	0.9%
Intermediate Bond	0.8%
Global Bond	0.8%
High Yield Bond	0.3%
Treasury Inflation-Protected Securities	0.3%
Alternative and specialty	11.1%
Science & Technology	2.7%
Financial Industries	2.1%
Global Absolute Return Strategies	1.5%
Natural Resources	1.2%
Currency	1.0%
Real Estate	1.0%
Redwood	0.9%
Health Sciences	0.7%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-16 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-15.70	-10.96	-11.49	-11.30	-11.41	-11.00	-10.86	-10.83	-10.87	-6.19	1.50	-10.13
5 year	3.39	4.20	4.19	4.14	4.30	4.71	4.94	4.80	4.93	10.13	3.60	6.33
Since inception	2.95	3.20	3.29	2.69	3.37	3.72	3.99	3.18	3.98	5.95	4.70	4.59
Cumulative returns
6 months	-10.35	-5.49	-5.80	-5.71	-5.71	-5.46	-5.42	-5.39	-5.42	-0.92	2.20	-4.38
5 year	18.14	22.82	22.80	22.50	23.44	25.88	27.27	26.42	27.22	62.03	19.34	35.93
Since inception	31.25	34.24	35.25	28.14	36.29	40.65	44.16	33.98	43.96	71.52	53.62	52.01

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	0.97	1.62	1.36	1.52	1.22	0.92	0.87	0.90
Net (%)	1.08	0.77	1.40	1.15	1.30	0.90	0.70	0.65	0.70

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       11

John Hancock Retirement Living through 2035 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2035 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 63.70% Russell 3000 Index, 27.30% MSCI AC World ex-US Index, 7.20% Barclays U.S. Aggregate Bond Index, and 1.80% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	81.7%
Large Blend	42.7%
U.S. Large Cap	17.0%
U.S. Mid Cap	5.3%
International Large Cap	4.9%
Emerging Markets	4.3%
International Small Cap	4.3%
U.S. Small Cap	2.3%
Global Large Cap	0.9%
Fixed income	7.4%
Multi-Sector Bond	2.9%
Intermediate Bond	1.4%
Global Bond	1.1%
Bank Loan	1.1%
High Yield Bond	0.5%
Treasury Inflation-Protected Securities	0.4%
Alternative and specialty	10.9%
Science & Technology	2.3%
Financial Industries	2.1%
Global Absolute Return Strategies	1.6%
Natural Resources	1.2%
Currency	1.1%
Real Estate	1.0%
Redwood	0.9%
Health Sciences	0.7%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-16 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-15.49	-10.84	-11.37	-11.17	-11.27	-10.86	-10.75	-10.62	-10.75	-6.19	1.50	-9.74
5 year	3.39	4.18	4.19	4.13	4.27	4.67	4.89	4.81	4.88	10.13	3.60	6.35
Since inception	2.94	3.18	3.27	2.67	3.36	3.73	3.97	3.27	3.96	5.95	4.70	4.58
Cumulative returns
6 months	-10.24	-5.40	-5.63	-5.53	-5.61	-5.36	-5.34	-5.28	-5.34	-0.92	2.20	-4.12
5 year	18.12	22.70	22.76	22.43	23.28	25.62	26.99	26.47	26.92	62.03	19.34	36.03
Since inception	31.10	34.02	35.07	27.93	36.11	40.76	43.84	35.00	43.77	71.52	53.62	51.93

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	0.97	1.62	1.37	1.52	1.22	0.92	0.87	0.90
Net (%)	1.08	0.77	1.40	1.15	1.30	0.90	0.70	0.65	0.70

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operations for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       12

John Hancock Retirement Living through 2030 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2030 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 58.10% Russell 3000 Index, 24.90% MSCI AC World ex-US Index, 13.60% Barclays U.S. Aggregate Bond Index, and 3.40% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	74.0%
Large Blend	39.2%
U.S. Large Cap	16.4%
U.S. Mid Cap	4.7%
International Large Cap	4.1%
International Small Cap	3.7%
Emerging Markets	3.4%
U.S. Small Cap	1.7%
Global Large Cap	0.8%
Fixed income	14.8%
Multi-Sector Bond	6.1%
Intermediate Bond	2.4%
Global Bond	2.4%
Bank Loan	2.2%
High Yield Bond	1.0%
Treasury Inflation-Protected Securities	0.7%
Alternative and specialty	11.2%
Science & Technology	2.2%
Global Absolute Return Strategies	2.1%
Financial Industries	1.9%
Currency	1.5%
Natural Resources	1.1%
Real Estate	1.0%
Redwood	0.8%
Health Sciences	0.6%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-16 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-14.83	-10.11	-10.60	-10.38	-10.49	-10.14	-10.02	-9.90	-10.02	-6.19	1.50	-8.94
5 year	3.30	4.10	4.12	4.11	4.21	4.58	4.83	4.77	4.83	10.13	3.60	6.19
Since inception	2.83	3.08	3.14	2.69	3.23	3.57	3.84	3.24	3.83	5.95	4.70	4.47
Cumulative returns
6 months	-9.80	-4.89	-5.26	-5.10	-5.15	-5.02	-4.91	-4.86	-4.91	-0.92	2.20	-3.64
5 year	17.64	22.27	22.36	22.30	22.89	25.10	26.58	26.24	26.60	62.03	19.34	35.02
Since inception	29.83	32.70	33.49	28.09	34.54	38.70	42.13	34.70	42.05	71.52	53.62	50.35

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.27	0.97	1.61	1.37	1.51	1.21	0.91	0.86	0.90
Net (%)	1.07	0.77	1.40	1.15	1.30	0.90	0.70	0.65	0.70

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       13

John Hancock Retirement Living through 2025 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2025 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 50.40% Russell 3000 Index, 21.60% MSCI AC World ex-US Index, 22.40% Barclays U.S. Aggregate Bond Index, and 5.60% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	63.7%
Large Blend	33.2%
U.S. Large Cap	15.3%
U.S. Mid Cap	3.9%
International Large Cap	3.5%
International Small Cap	3.0%
Emerging Markets	2.6%
U.S. Small Cap	1.3%
Global Large Cap	0.9%
Fixed income	25.4%
Multi-Sector Bond	9.6%
Intermediate Bond	5.7%
Bank Loan	3.8%
Global Bond	3.7%
High Yield Bond	1.4%
Treasury Inflation-Protected Securities	1.2%
Alternative and specialty	10.9%
Global Absolute Return Strategies	2.3%
Science & Technology	1.9%
Financial Industries	1.7%
Currency	1.6%
Real Estate	1.1%
Natural Resources	1.0%
Redwood	0.8%
Health Sciences	0.5%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-16 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-13.72	-8.95	-9.53	-9.21	-9.34	-8.97	-8.86	-8.75	-8.86	-6.19	1.50	-7.81
5 year	3.28	4.06	4.05	4.06	4.14	4.53	4.79	4.69	4.77	10.13	3.60	6.01
Since inception	2.90	3.14	3.19	2.74	3.28	3.64	3.89	3.32	3.89	5.95	4.70	4.50
Cumulative returns
6 months	-9.18	-4.20	-4.57	-4.41	-4.46	-4.33	-4.22	-4.18	-4.22	-0.92	2.20	-3.04
5 year	17.49	22.04	21.98	22.01	22.51	24.81	26.33	25.77	26.25	62.03	19.34	33.91
Since inception	30.57	33.51	34.11	28.76	35.16	39.59	42.80	35.70	42.76	71.52	53.62	50.87

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.26	0.96	1.60	1.36	1.51	1.21	0.90	0.85	0.89
Net (%)	1.06	0.76	1.39	1.14	1.29	0.89	0.69	0.64	0.69

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       14

John Hancock Retirement Living through 2020 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2020 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 42.00% Russell 3000 Index, 18.00% MSCI AC World ex-US Index, 32.00% Barclays U.S. Aggregate Bond Index, and 8.00% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	51.6%
Large Blend	26.5%
U.S. Large Cap	12.8%
International Large Cap	3.2%
U.S. Mid Cap	3.0%
International Small Cap	2.4%
Emerging Markets	1.8%
U.S. Small Cap	1.1%
Global Large Cap	0.8%
Fixed income	37.7%
Multi-Sector Bond	13.7%
Intermediate Bond	10.0%
Bank Loan	5.4%
Global Bond	5.1%
High Yield Bond	1.9%
Treasury Inflation-Protected Securities	1.6%
Alternative and specialty	10.7%
Global Absolute Return Strategies	2.5%
Science & Technology	1.7%
Currency	1.6%
Financial Industries	1.5%
Real Estate	1.2%
Natural Resources	1.0%
Redwood	0.8%
Health Sciences	0.4%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-16 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-12.73	-7.87	-8.36	-8.21	-8.35	-7.97	-7.77	-7.73	-7.77	-6.19	1.50	-6.59
5 year	3.00	3.81	3.81	3.79	3.90	4.29	4.51	4.44	4.52	10.13	3.60	5.71
Since inception	2.95	3.20	3.27	2.79	3.35	3.69	3.97	3.37	3.96	5.95	4.70	4.56
Cumulative returns
6 months	-8.70	-3.71	-3.96	-3.90	-3.96	-3.74	-3.63	-3.68	-3.63	-0.92	2.20	-2.39
5 year	15.92	20.55	20.54	20.45	21.07	23.40	24.70	24.26	24.76	62.03	19.34	32.01
Since inception	31.18	34.18	35.12	29.33	36.04	40.27	43.82	36.29	43.79	71.52	53.62	51.61

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.27	0.96	1.61	1.36	1.50	1.21	0.90	0.86	0.89
Net (%)	1.05	0.74	1.37	1.12	1.27	0.87	0.67	0.62	0.67

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       15

John Hancock Retirement Living through 2015 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2015 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 35.00% Russell 3000 Index, 15.00% MSCI AC World ex-US Index, 40.00% Barclays U.S. Aggregate Bond Index, and 10.00% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	43.6%
Large Blend	21.7%
U.S. Large Cap	11.9%
International Large Cap	2.7%
U.S. Mid Cap	2.4%
International Small Cap	1.9%
Emerging Markets	1.5%
U.S. Small Cap	0.8%
Global Large Cap	0.7%
Fixed income	47.5%
Intermediate Bond	15.5%
Multi-Sector Bond	14.9%
Bank Loan	6.8%
Global Bond	6.4%
High Yield Bond	2.0%
Treasury Inflation-Protected Securities	1.9%
Alternative and specialty	8.9%
Global Absolute Return Strategies	2.6%
Currency	1.7%
Real Estate	1.0%
Natural Resources	1.0%
Science & Technology	0.9%
Financial Industries	0.8%
Redwood	0.7%
Health Sciences	0.2%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-16 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-11.71	-6.81	-7.39	-7.09	-7.30	-6.91	-6.71	-6.76	-6.71	-6.19	1.50	-5.57
5 year	2.79	3.59	3.61	3.61	3.70	4.09	4.31	4.21	4.30	10.13	3.60	5.42
Since inception	2.93	3.17	3.25	2.79	3.33	3.68	3.95	3.25	3.94	5.95	4.70	4.71
Cumulative returns
6 months	-8.11	-3.06	-3.40	-3.18	-3.30	-3.09	-3.08	-3.04	-3.08	-0.92	2.20	-1.86
5 year	14.73	19.26	19.37	19.39	19.91	22.20	23.51	22.92	23.45	62.03	19.34	30.23
Since inception	30.91	33.86	34.83	29.32	35.76	40.10	43.53	34.84	43.48	71.52	53.62	53.63

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	0.97	1.61	1.36	1.51	1.21	0.91	0.86	0.90
Net (%)	1.04	0.73	1.36	1.11	1.26	0.86	0.66	0.61	0.66

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       16

John Hancock Retirement Living through 2010 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2010 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 29.75% Russell 3000 Index, 12.75% MSCI AC World ex-US Index, 46.00% Barclays U.S. Aggregate Bond Index, and 11.50% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	37.6%
Large Blend	18.9%
U.S. Large Cap	10.6%
International Large Cap	2.3%
U.S. Mid Cap	1.9%
International Small Cap	1.5%
Emerging Markets	1.1%
Global Large Cap	0.7%
U.S. Small Cap	0.6%
Fixed income	55.0%
Intermediate Bond	20.1%
Multi-Sector Bond	15.6%
Bank Loan	7.9%
Global Bond	7.2%
High Yield Bond	2.1%
Treasury Inflation-Protected Securities	2.1%
Alternative and specialty	7.4%
Global Absolute Return Strategies	2.7%
Currency	1.8%
Real Estate	0.9%
Natural Resources	0.8%
Redwood	0.8%
Science & Technology	0.2%
Financial Industries	0.2%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-29-16 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-10.96	-6.04	-6.54	-6.28	-6.44	-6.04	-5.95	-5.79	-5.84	-6.19	1.50	-4.80
5 year	2.62	3.40	3.41	3.37	3.50	3.89	4.14	4.03	4.12	10.13	3.60	5.12
Since inception	2.96	3.20	3.28	2.70	3.37	3.72	3.98	3.23	3.99	5.95	4.70	4.80
Cumulative returns
6 months	-7.51	-2.59	-2.92	-2.76	-2.81	-2.61	-2.62	-2.45	-2.51	-0.92	2.20	-1.50
5 year	13.81	18.21	18.24	18.02	18.76	21.02	22.46	21.81	22.40	62.03	19.34	28.36
Since inception	31.32	34.26	35.19	28.30	36.24	40.72	44.02	34.62	44.07	71.52	53.62	54.94

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	0.98	1.63	1.37	1.52	1.23	0.93	0.88	0.91
Net (%)	1.02	0.71	1.34	1.09	1.24	0.84	0.64	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operations for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R2, and Class R6 shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       17

Your expenses

As a shareholder of a John Hancock Funds II Retirement Living Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses that each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2015 through February 29, 2016).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       18

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during period[1] 9-1-2015-2-29-2016	Annualized expense ratio[2]
Retirement Living through 2055 Portfolio
Class A	Actual	$1,000.00	$944.20	$2.08	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.16	0.43%
Class I	Actual	1,000.00	946.40	0.53	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Class R1	Actual	1,000.00	944.50	2.51	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.61	0.52%
Class R2	Actual	1,000.00	945.00	1.50	0.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Class R3	Actual	1,000.00	944.50	2.51	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.61	0.52%
Class R4	Actual	1,000.00	945.00	0.82	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.86	0.17%
Class R5	Actual	1,000.00	946.10	0.10	0.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.10	0.02%
Class R6	Actual	1,000.00	946.60	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	—	—
Class 1	Actual	1,000.00	946.00	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Retirement Living through 2050 Portfolio
Class A	Actual	$1,000.00	$943.70	$2.03	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.11	0.42%
Class I	Actual	1,000.00	946.00	0.53	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Class R1	Actual	1,000.00	942.90	3.43	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%
Class R2	Actual	1,000.00	943.10	2.42	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%
Class R3	Actual	1,000.00	943.40	2.90	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.02	0.60%
Class R4	Actual	1,000.00	945.20	1.02	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.06	0.21%
Class R5	Actual	1,000.00	946.70	0.10	0.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.10	0.02%
Class R6	Actual	1,000.00	945.50	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	—	—
Class 1	Actual	1,000.00	945.80	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       19

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during period[1] 9-1-2015-2-29-2016	Annualized expense ratio[2]
Retirement Living through 2045 Portfolio
Class A	Actual	$1,000.00	$944.00	$2.03	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.11	0.42%
Class I	Actual	1,000.00	945.50	0.48	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.50	0.10%
Class R1	Actual	1,000.00	942.50	3.62	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%
Class R2	Actual	1,000.00	944.40	2.42	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%
Class R3	Actual	1,000.00	943.60	3.14	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual	1,000.00	945.00	1.21	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual	1,000.00	945.40	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Class R6	Actual	1,000.00	945.80	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	—	—
Class 1	Actual	1,000.00	945.40	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Retirement Living through 2040 Portfolio
Class A	Actual	$1,000.00	$943.50	$2.03	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.11	0.42%
Class I	Actual	1,000.00	945.10	0.53	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Class R1	Actual	1,000.00	942.00	3.62	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%
Class R2	Actual	1,000.00	942.90	2.42	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%
Class R3	Actual	1,000.00	942.90	3.14	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual	1,000.00	945.40	1.21	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual	1,000.00	945.80	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Class R6	Actual	1,000.00	946.10	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	—	—
Class 1	Actual	1,000.00	945.80	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       20

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during period[1] 9-1-2015-2-29-2016	Annualized expense ratio[2]
Retirement Living through 2035 Portfolio
Class A	Actual	$1,000.00	$945.30	$2.03	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.11	0.42%
Class I	Actual	1,000.00	946.00	0.53	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Class R1	Actual	1,000.00	943.70	3.62	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%
Class R2	Actual	1,000.00	944.70	2.42	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%
Class R3	Actual	1,000.00	943.90	3.14	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual	1,000.00	946.40	1.21	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual	1,000.00	946.60	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Class R6	Actual	1,000.00	947.20	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	—	—
Class 1	Actual	1,000.00	946.60	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Retirement Living through 2030 Portfolio
Class A	Actual	$1,000.00	$949.20	$2.04	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.11	0.42%
Class I	Actual	1,000.00	951.10	0.49	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.50	0.10%
Class R1	Actual	1,000.00	947.40	3.63	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%
Class R2	Actual	1,000.00	949.00	2.42	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%
Class R3	Actual	1,000.00	948.50	3.15	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual	1,000.00	949.80	1.21	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual	1,000.00	950.90	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Class R6	Actual	1,000.00	951.40	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	—	—
Class 1	Actual	1,000.00	950.90	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       21

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during period[1] 9-1-2015-2-29-2016	Annualized expense ratio[2]
Retirement Living through 2025 Portfolio
Class A	Actual	$1,000.00	$956.10	$2.04	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.11	0.42%
Class I	Actual	1,000.00	958.00	0.54	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Class R1	Actual	1,000.00	954.30	3.64	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%
Class R2	Actual	1,000.00	955.90	2.43	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%
Class R3	Actual	1,000.00	955.40	3.16	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual	1,000.00	956.70	1.22	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual	1,000.00	957.80	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Class R6	Actual	1,000.00	958.20	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	—	—
Class 1	Actual	1,000.00	957.80	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Retirement Living through 2020 Portfolio
Class A	Actual	$1,000.00	$960.90	$2.05	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.11	0.42%
Class I	Actual	1,000.00	962.90	0.54	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Class R1	Actual	1,000.00	960.40	3.66	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%
Class R2	Actual	1,000.00	961.00	2.44	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%
Class R3	Actual	1,000.00	960.40	3.17	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual	1,000.00	962.60	1.22	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual	1,000.00	963.70	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Class R6	Actual	1,000.00	963.20	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	—	—
Class 1	Actual	1,000.00	963.70	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       22

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during period[1] 9-1-2015-2-29-2016	Annualized expense ratio[2]
Retirement Living through 2015 Portfolio
Class A	Actual	$1,000.00	$967.30	$2.05	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.11	0.42%
Class I	Actual	1,000.00	969.40	0.54	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Class R1	Actual	1,000.00	966.00	3.67	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%
Class R2	Actual	1,000.00	968.20	2.15	0.44%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.21	0.44%
Class R3	Actual	1,000.00	967.00	3.18	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual	1,000.00	969.10	1.22	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual	1,000.00	969.20	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Class R6	Actual	1,000.00	969.60	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	—	—
Class 1	Actual	1,000.00	969.20	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Retirement Living through 2010 Portfolio
Class A	Actual	$1,000.00	$973.10	$2.06	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.11	0.42%
Class I	Actual	1,000.00	974.10	0.54	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Class R1	Actual	1,000.00	970.80	3.68	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%
Class R2	Actual	1,000.00	972.40	2.35	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.41	0.48%
Class R3	Actual	1,000.00	971.90	3.19	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%
Class R4	Actual	1,000.00	973.90	1.23	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual	1,000.00	973.80	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Class R6	Actual	1,000.00	975.50	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	—	—
Class 1	Actual	1,000.00	974.90	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182) and divided by 366 (to reflect the one-half year period).
[2]	The portfolio's expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Retirement Living through 2055	Retirement Living through 2050	Retirement Living through 2045	Retirement Living through 2040	Retirement Living through 2035	Retirement Living through 2030	Retirement Living through 2025	Retirement Living through 2020	Retirement Living through 2015	Retirement Living through 2010
2-29-16	0.53%- 1.21%	0.53%- 1.21%	0.53%- 1.21%	0.53%- 1.21%	0.53%- 1.21%	0.53%- 1.21%	0.53%- 1.21%	0.53%- 1.21%	0.53%- 1.21%	0.53%- 1.21%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       23

Portfolios' investments

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Global Investors	(Allianz)
Baillie Gifford Overseas Ltd	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Declaration Management & Research LLC	(Declaration)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Robeco Investment Management, Inc., doing business as Boston Partners	(Boston Partners)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)
Western Asset Management Company	(WAMCO)

RETIREMENT LIVING THROUGH 2055 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.9%
Equity - 84.1%
Alpha Opportunities, Class NAV (Wellington)	292,197	$2,845,999
Blue Chip Growth, Class NAV (T. Rowe Price)	51,576	1,504,991
Capital Appreciation, Class NAV (Jennison)	92,522	1,381,351
Capital Appreciation Value, Class NAV (T.Rowe Price)	232,618	2,440,164
Disciplined Value, Class NAV (Boston Partners)	44,042	709,953
Emerging Markets, Class NAV (DFA)	241,222	1,896,001
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	96,098	742,841
Equity Income, Class NAV (T. Rowe Price)	98,141	1,585,952
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	53,387	639,577
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	108,171	1,214,756
Global Equity, Class NAV (JHAM) (A)(1)	79,792	787,546
Global Shareholder Yield, Class NAV (Epoch)	84,108	834,350
International Core, Class NAV (GMO)	25,628	677,858
International Growth Opportunities, Class NAV (Baillie Gifford)	46,222	498,732
International Growth Stock, Class NAV (Invesco)	46,738	541,228
International Small Cap, Class NAV (Franklin Templeton)	93,339	1,514,888
International Small Company, Class NAV (DFA)	165,587	1,520,090
International Value Equity, Class NAV (JHAM) (A)(1)	54,233	368,241
International Value, Class NAV (Templeton)	87,966	1,096,935
Mid Cap Stock, Class NAV (Wellington)	116,691	1,884,557
Mid Value, Class NAV (T. Rowe Price)	97,485	1,303,380
Small Cap Growth, Class NAV (Wellington)	64,572	435,861
Small Cap Value, Class NAV (Wellington)	23,454	412,787
Small Company Growth, Class NAV (Invesco)	25,135	392,108
Small Company Value, Class NAV (T. Rowe Price)	17,533	411,498
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,237,170	25,816,940
Strategic Growth, Class NAV (JHAM) (A)(1)	95,200	1,381,351
U.S. Equity, Class NAV (GMO)	113,255	1,071,390
Value, Class NAV (Invesco)	62,758	572,351
Value Equity, Class NAV (Barrow Hanley)	53,988	496,692
Fixed income - 5.0%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	28,911	287,666
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	14,210	127,606
Core Bond, Class NAV (Wells Capital)	5,412	70,848
Core High Yield, Class NAV (JHAM) (A)(2)	7,089	59,903
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	27,015	228,815
Floating Rate Income, Class NAV (WAMCO)	78,202	616,232
Global Bond, Class NAV (PIMCO)	5,033	61,151
Global Income, Class NAV (Stone Harbor)	17,860	153,594
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	14,769	122,881
High Yield, Class NAV (WAMCO)	7,978	56,406
Real Return Bond, Class NAV (PIMCO)	16,215	176,097
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	43,411	397,640
Spectrum Income, Class NAV (T. Rowe Price)	31,132	311,634
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	45,242	467,349
Total Return, Class NAV (PIMCO)	16,126	213,987
U.S. High Yield Bond, Class NAV (Wells Capital)	7,693	77,087

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       24

	Shares	Value
Alternative and specialty - 10.8%
Absolute Return Currency, Class NAV (First Quadrant) (I)	74,980	$707,808
Financial Industries, Class NAV (JHAM) (A)(1)	101,123	1,473,356
Global Absolute Return Strategies, Class NAV (Standard Life)	105,220	1,062,726
Global Real Estate, Class NAV (Standard Life)	35,154	342,400
Health Sciences, Class NAV (T. Rowe Price)	90,500	468,789
Natural Resources, Class NAV (Jennison)	74,976	650,043
Real Estate Equity, Class NAV (T. Rowe Price)	32,146	341,712
Redwood, Class NAV (Boston Partners)	64,561	629,474
Science & Technology, Class NAV (T. Rowe Price/Allianz)	166,078	1,622,583
Total investments (Cost $77,970,413) - 99.9%		$67,708,155
Other assets and liabilities, net - 0.1%		62,987
TOTAL NET ASSETS - 100.0%		$67,771,142

RETIREMENT LIVING THROUGH 2050 PORTFOLIO

As of 2-29-16 (unaudited)
Retirement Living through 2050 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.8%
Alpha Opportunities, Class NAV (Wellington)	1,201,510	$11,702,711
Blue Chip Growth, Class NAV (T. Rowe Price)	211,617	6,174,971
Capital Appreciation, Class NAV (Jennison)	381,953	5,702,561
Capital Appreciation Value, Class NAV (T.Rowe Price)	983,002	10,311,691
Disciplined Value, Class NAV (Boston Partners)	180,703	2,912,933
Emerging Markets, Class NAV (DFA)	1,029,136	8,089,007
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	432,835	3,345,815
Equity Income, Class NAV (T. Rowe Price)	406,802	6,573,923
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	221,798	2,657,138
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	443,199	4,977,123
Global Equity, Class NAV (JHAM) (A)(1)	326,855	3,226,063
Global Shareholder Yield, Class NAV (Epoch)	365,521	3,625,970
International Core, Class NAV (GMO)	105,129	2,780,663
International Growth Opportunities, Class NAV (Baillie Gifford)	190,139	2,051,594
International Growth Stock, Class NAV (Invesco)	192,481	2,228,930
International Small Cap, Class NAV (Franklin Templeton)	384,113	6,234,151
International Small Company, Class NAV (DFA)	682,262	6,263,161
International Value Equity, Class NAV (JHAM) (A)(1)	223,075	1,514,679
International Value, Class NAV (Templeton)	362,501	4,520,393
Mid Cap Stock, Class NAV (Wellington)	482,124	7,786,309
Mid Value, Class NAV (T. Rowe Price)	404,534	5,408,614
Small Cap Growth, Class NAV (Wellington)	265,905	1,794,860
Small Cap Value, Class NAV (Wellington)	96,705	1,702,009
Small Company Growth, Class NAV (Invesco)	104,105	1,624,043
Small Company Value, Class NAV (T. Rowe Price)	72,830	1,709,309
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	9,173,571	105,863,011
Strategic Growth, Class NAV (JHAM) (A)(1)	389,686	5,654,350
U.S. Equity, Class NAV (GMO)	455,041	4,304,690
Value, Class NAV (Invesco)	260,932	2,379,699
Value Equity, Class NAV (Barrow Hanley)	222,397	2,046,055
Fixed income - 5.0%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	122,862	$1,222,477
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	47,563	427,113
Core Bond, Class NAV (Wells Capital)	22,083	289,073
Core High Yield, Class NAV (JHAM) (A)(2)	29,143	246,256
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	111,747	946,500
Floating Rate Income, Class NAV (WAMCO)	323,662	2,550,458
Global Bond, Class NAV (PIMCO)	18,722	227,469
Global Income, Class NAV (Stone Harbor)	73,561	632,622
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	60,696	504,988
High Yield, Class NAV (WAMCO)	32,783	231,775
Real Return Bond, Class NAV (PIMCO)	66,998	727,596
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	178,765	1,637,485
Spectrum Income, Class NAV (T. Rowe Price)	128,330	1,284,579
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	186,330	1,924,789
Total Return, Class NAV (PIMCO)	66,313	879,978
U.S. High Yield Bond, Class NAV (Wells Capital)	31,563	316,262
Alternative and specialty - 11.2%
Absolute Return Currency, Class NAV (First Quadrant) (I)	311,979	2,945,081
Financial Industries, Class NAV (JHAM) (A)(1)	424,013	6,177,870
Global Absolute Return Strategies, Class NAV (Standard Life)	433,004	4,373,336
Global Real Estate, Class NAV (Standard Life)	145,456	1,416,744
Health Sciences, Class NAV (T. Rowe Price)	369,267	1,912,803
Natural Resources, Class NAV (Jennison)	339,555	2,943,939
Real Estate Equity, Class NAV (T. Rowe Price)	133,666	1,420,871
Redwood, Class NAV (Boston Partners)	265,524	2,588,864
Science & Technology, Class NAV (T. Rowe Price/Allianz)	772,121	7,543,619
Total investments (Cost $308,769,444) - 100.0%		$280,538,973
Other assets and liabilities, net - 0.0%		29,508
TOTAL NET ASSETS - 100.0%		$280,568,481

RETIREMENT LIVING THROUGH 2045 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.9%
Alpha Opportunities, Class NAV (Wellington)	3,010,595	$29,323,195
Blue Chip Growth, Class NAV (T. Rowe Price)	528,099	15,409,935
Capital Appreciation, Class NAV (Jennison)	952,600	14,222,316
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,562,693	26,882,653
Disciplined Value, Class NAV (Boston Partners)	460,495	7,423,177
Emerging Markets, Class NAV (DFA)	2,762,156	21,710,544
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,260,990	9,747,457
Equity Income, Class NAV (T. Rowe Price)	1,032,734	16,688,977
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	545,440	6,534,368
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,109,932	12,464,537
Global Equity, Class NAV (JHAM) (A)(1)	839,651	8,287,354
Global Shareholder Yield, Class NAV (Epoch)	946,380	9,388,092
International Core, Class NAV (GMO)	262,387	6,940,143

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       25

	Shares	Value
Equity - (continued)
International Growth Opportunities, Class NAV (Baillie Gifford)	476,983	$5,146,646
International Growth Stock, Class NAV (Invesco)	490,431	5,679,188
International Small Cap, Class NAV (Franklin Templeton)	964,763	15,658,105
International Small Company, Class NAV (DFA)	1,717,749	15,768,935
International Value Equity, Class NAV (JHAM) (A)(1)	557,624	3,786,268
International Value, Class NAV (Templeton)	915,732	11,419,173
Mid Cap Stock, Class NAV (Wellington)	1,212,863	19,587,732
Mid Value, Class NAV (T. Rowe Price)	1,022,512	13,670,989
Small Cap Growth, Class NAV (Wellington)	668,530	4,512,580
Small Cap Value, Class NAV (Wellington)	245,483	4,320,504
Small Company Growth, Class NAV (Invesco)	260,676	4,066,545
Small Company Value, Class NAV (T. Rowe Price)	184,086	4,320,504
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	23,393,825	269,964,745
Strategic Growth, Class NAV (JHAM) (A)(1)	989,737	14,361,083
U.S. Equity, Class NAV (GMO)	1,191,781	11,274,244
Value, Class NAV (Invesco)	652,427	5,950,133
Value Equity, Class NAV (Barrow Hanley)	560,063	5,152,580
Fixed income - 5.0%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	304,467	3,029,450
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	163,489	1,468,132
Core Bond, Class NAV (Wells Capital)	55,094	721,186
Core High Yield, Class NAV (JHAM) (A)(2)	73,166	618,252
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	282,456	2,392,405
Floating Rate Income, Class NAV (WAMCO)	809,295	6,377,245
Global Bond, Class NAV (PIMCO)	47,262	574,235
Global Income, Class NAV (Stone Harbor)	185,850	1,598,312
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	153,459	1,276,782
High Yield, Class NAV (WAMCO)	82,444	582,877
Real Return Bond, Class NAV (PIMCO)	169,932	1,845,464
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	448,036	4,104,007
Spectrum Income, Class NAV (T. Rowe Price)	320,852	3,211,727
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	466,938	4,823,469
Total Return, Class NAV (PIMCO)	165,445	2,195,459
U.S. High Yield Bond, Class NAV (Wells Capital)	79,402	795,611
Alternative and specialty - 11.1%
Absolute Return Currency, Class NAV (First Quadrant) (I)	788,568	7,444,082
Financial Industries, Class NAV (JHAM) (A)(1)	1,056,467	15,392,730
Global Absolute Return Strategies, Class NAV (Standard Life)	1,085,970	10,968,293
Global Real Estate, Class NAV (Standard Life)	365,610	3,561,045
Health Sciences, Class NAV (T. Rowe Price)	922,144	4,776,705
Natural Resources, Class NAV (Jennison)	1,001,774	8,685,384
Real Estate Equity, Class NAV (T. Rowe Price)	334,637	3,557,190
Redwood, Class NAV (Boston Partners)	679,380	6,623,953
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,856,868	18,141,604
Total investments (Cost $684,527,566) - 100.0%		$714,428,301
Other assets and liabilities, net - 0.0%		(995)
TOTAL NET ASSETS - 100.0%		$714,427,306

RETIREMENT LIVING THROUGH 2040 PORTFOLIO

As of 2-29-16 (unaudited)
Retirement Living through 2040 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.9%
Alpha Opportunities, Class NAV (Wellington)	3,186,438	$31,035,907
Blue Chip Growth, Class NAV (T. Rowe Price)	560,735	16,362,241
Capital Appreciation, Class NAV (Jennison)	1,011,465	15,101,167
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,714,778	28,478,021
Disciplined Value, Class NAV (Boston Partners)	484,171	7,804,834
Emerging Markets, Class NAV (DFA)	2,899,502	22,790,083
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,340,836	10,364,660
Equity Income, Class NAV (T. Rowe Price)	1,078,799	17,433,390
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	583,319	6,988,162
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,175,310	13,198,733
Global Equity, Class NAV (JHAM) (A)(1)	877,104	8,657,012
Global Shareholder Yield, Class NAV (Epoch)	993,011	9,850,666
International Core, Class NAV (GMO)	279,395	7,390,004
International Growth Opportunities, Class NAV (Baillie Gifford)	502,574	5,422,775
International Growth Stock, Class NAV (Invesco)	513,354	5,944,639
International Small Cap, Class NAV (Franklin Templeton)	1,020,730	16,566,452
International Small Company, Class NAV (DFA)	1,813,022	16,643,542
International Value Equity, Class NAV (JHAM) (A)(1)	592,793	4,025,065
International Value, Class NAV (Templeton)	960,180	11,973,444
Mid Cap Stock, Class NAV (Wellington)	1,277,248	20,627,547
Mid Value, Class NAV (T. Rowe Price)	1,068,121	14,280,784
Small Cap Growth, Class NAV (Wellington)	702,202	4,739,863
Small Cap Value, Class NAV (Wellington)	256,476	4,513,976
Small Company Growth, Class NAV (Invesco)	274,877	4,288,088
Small Company Value, Class NAV (T. Rowe Price)	192,330	4,513,976
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	24,570,836	283,547,446
Strategic Growth, Class NAV (JHAM) (A)(1)	1,037,457	15,053,497
U.S. Equity, Class NAV (GMO)	1,244,381	11,771,844
Value, Class NAV (Invesco)	688,959	6,283,303
Value Equity, Class NAV (Barrow Hanley)	589,903	5,427,108
Fixed income - 5.0%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	323,758	3,221,395
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	170,782	1,533,619
Core Bond, Class NAV (Wells Capital)	58,684	768,174
Core High Yield, Class NAV (JHAM) (A)(2)	77,246	652,732
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	295,055	2,499,118
Floating Rate Income, Class NAV (WAMCO)	865,414	6,819,464
Global Bond, Class NAV (PIMCO)	49,370	599,849
Global Income, Class NAV (Stone Harbor)	194,228	1,670,360
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	161,538	1,343,994
High Yield, Class NAV (WAMCO)	87,415	618,026
Real Return Bond, Class NAV (PIMCO)	180,232	1,957,317
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	475,127	4,352,160
Spectrum Income, Class NAV (T. Rowe Price)	340,944	3,412,850
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	495,679	5,120,361
Total Return, Class NAV (PIMCO)	176,219	2,338,429
U.S. High Yield Bond, Class NAV (Wells Capital)	84,095	842,635

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       26

	Shares	Value
Alternative and specialty - 11.1%
Absolute Return Currency, Class NAV (First Quadrant) (I)	823,662	$7,775,370
Financial Industries, Class NAV (JHAM) (A)(1)	1,106,262	16,118,234
Global Absolute Return Strategies, Class NAV (Standard Life)	1,150,577	11,620,824
Global Real Estate, Class NAV (Standard Life)	384,129	3,741,412
Health Sciences, Class NAV (T. Rowe Price)	979,175	5,072,128
Natural Resources, Class NAV (Jennison)	1,049,963	9,103,179
Real Estate Equity, Class NAV (T. Rowe Price)	352,726	3,749,472
Redwood, Class NAV (Boston Partners)	709,606	6,918,659
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,968,725	19,234,447
Total investments (Cost $725,546,486) - 100.0%		$752,162,437
Other assets and liabilities, net - 0.0%		3,644
TOTAL NET ASSETS - 100.0%		$752,166,081

RETIREMENT LIVING THROUGH 2035 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 81.7%
Alpha Opportunities, Class NAV (Wellington)	4,046,919	$39,416,987
Blue Chip Growth, Class NAV (T. Rowe Price)	686,904	20,043,853
Capital Appreciation, Class NAV (Jennison)	1,238,066	18,484,330
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,451,904	36,210,478
Disciplined Value, Class NAV (Boston Partners)	600,908	9,686,640
Emerging Markets, Class NAV (DFA)	3,594,777	28,254,949
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,664,584	12,867,236
Equity Income, Class NAV (T. Rowe Price)	1,337,448	21,613,166
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	694,638	8,321,764
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,432,836	16,090,748
Global Equity, Class NAV (JHAM) (A)(1)	1,093,529	10,793,136
Global Shareholder Yield, Class NAV (Epoch)	1,237,515	12,276,147
International Core, Class NAV (GMO)	334,733	8,853,697
International Growth Opportunities, Class NAV (Baillie Gifford)	603,761	6,514,579
International Growth Stock, Class NAV (Invesco)	623,330	7,218,156
International Small Cap, Class NAV (Franklin Templeton)	1,248,589	20,264,595
International Small Company, Class NAV (DFA)	2,220,031	20,379,884
International Value Equity, Class NAV (JHAM) (A)(1)	713,984	4,847,954
International Value, Class NAV (Templeton)	1,167,157	14,554,453
Mid Cap Stock, Class NAV (Wellington)	1,560,464	25,201,498
Mid Value, Class NAV (T. Rowe Price)	1,313,377	17,559,857
Small Cap Growth, Class NAV (Wellington)	842,992	5,690,198
Small Cap Value, Class NAV (Wellington)	309,434	5,446,034
Small Company Growth, Class NAV (Invesco)	329,509	5,140,346
Small Company Value, Class NAV (T. Rowe Price)	232,042	5,446,034
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	30,213,990	348,669,440
Strategic Growth, Class NAV (JHAM) (A)(1)	1,295,475	18,797,340
U.S. Equity, Class NAV (GMO)	1,525,834	14,434,390
Value, Class NAV (Invesco)	847,072	7,725,300
Value Equity, Class NAV (Barrow Hanley)	736,557	6,776,326
Fixed income - 7.4%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	654,605	6,513,318
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	268,451	$2,410,688
Core Bond, Class NAV (Wells Capital)	120,711	1,580,104
Core High Yield, Class NAV (JHAM) (A)(2)	143,779	1,214,933
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	527,084	4,464,403
Floating Rate Income, Class NAV (WAMCO)	1,279,989	10,086,310
Global Bond, Class NAV (PIMCO)	92,306	1,121,514
Global Income, Class NAV (Stone Harbor)	423,625	3,643,176
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	353,379	2,940,109
High Yield, Class NAV (WAMCO)	186,025	1,315,197
Real Return Bond, Class NAV (PIMCO)	318,518	3,459,102
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	941,994	8,628,666
Spectrum Income, Class NAV (T. Rowe Price)	675,248	6,759,234
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	982,052	10,144,594
Total Return, Class NAV (PIMCO)	359,756	4,773,967
U.S. High Yield Bond, Class NAV (Wells Capital)	186,827	1,872,010
Alternative and specialty - 10.9%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,091,754	10,306,162
Financial Industries, Class NAV (JHAM) (A)(1)	1,364,748	19,884,383
Global Absolute Return Strategies, Class NAV (Standard Life)	1,497,278	15,122,509
Global Real Estate, Class NAV (Standard Life)	481,828	4,693,002
Health Sciences, Class NAV (T. Rowe Price)	1,202,337	6,228,106
Natural Resources, Class NAV (Jennison)	1,323,706	11,476,530
Real Estate Equity, Class NAV (T. Rowe Price)	436,457	4,639,534
Redwood, Class NAV (Boston Partners)	860,509	8,389,965
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,358,914	23,046,594
Total investments (Cost $915,407,780) - 100.0%		$952,293,625
Other assets and liabilities, net - 0.0%		(14,820)
TOTAL NET ASSETS - 100.0%		$952,278,805

RETIREMENT LIVING THROUGH 2030 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 74.0%
Alpha Opportunities, Class NAV (Wellington)	5,071,592	$49,397,307
Blue Chip Growth, Class NAV (T. Rowe Price)	812,031	23,695,061
Capital Appreciation, Class NAV (Jennison)	1,461,941	21,826,779
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,912,689	41,044,106
Disciplined Value, Class NAV (Boston Partners)	717,828	11,571,393
Emerging Markets, Class NAV (DFA)	3,436,853	27,013,665
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,666,355	12,880,923
Equity Income, Class NAV (T. Rowe Price)	1,595,759	25,787,473
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	736,045	8,817,824
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,707,913	19,179,859
Global Equity, Class NAV (JHAM) (A)(1)	1,310,293	12,932,595
Global Shareholder Yield, Class NAV (Epoch)	1,481,146	14,692,972
International Core, Class NAV (GMO)	326,076	8,624,723
International Growth Opportunities, Class NAV (Baillie Gifford)	583,423	6,295,131

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       27

	Shares	Value
Equity - (continued)
International Growth Stock, Class NAV (Invesco)	605,025	$7,006,186
International Small Cap, Class NAV (Franklin Templeton)	1,308,574	21,238,153
International Small Company, Class NAV (DFA)	2,323,723	21,331,775
International Value Equity, Class NAV (JHAM) (A)(1)	695,551	4,722,793
International Value, Class NAV (Templeton)	1,132,940	14,127,767
Mid Cap Stock, Class NAV (Wellington)	1,678,555	27,108,663
Mid Value, Class NAV (T. Rowe Price)	1,424,373	19,043,873
Small Cap Growth, Class NAV (Wellington)	774,865	5,230,340
Small Cap Value, Class NAV (Wellington)	287,085	5,052,696
Small Company Growth, Class NAV (Invesco)	303,685	4,737,486
Small Company Value, Class NAV (T. Rowe Price)	215,283	5,052,696
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	33,409,317	385,543,513
Strategic Growth, Class NAV (JHAM) (A)(1)	1,546,994	22,446,877
U.S. Equity, Class NAV (GMO)	1,795,267	16,983,230
Value, Class NAV (Invesco)	918,639	8,377,985
Value Equity, Class NAV (Barrow Hanley)	879,933	8,095,383
Fixed income - 14.8%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	1,395,613	13,886,347
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	741,747	6,660,889
Core Bond, Class NAV (Wells Capital)	282,405	3,696,678
Core High Yield, Class NAV (JHAM) (A)(2)	446,542	3,773,283
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,319,883	11,179,408
Floating Rate Income, Class NAV (WAMCO)	3,309,684	26,080,311
Global Bond, Class NAV (PIMCO)	244,986	2,976,581
Global Income, Class NAV (Stone Harbor)	1,053,818	9,062,834
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	804,246	6,691,324
High Yield, Class NAV (WAMCO)	545,933	3,859,745
Real Return Bond, Class NAV (PIMCO)	800,400	8,692,347
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	2,230,366	20,430,156
Spectrum Income, Class NAV (T. Rowe Price)	1,588,020	15,896,084
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	2,313,685	23,900,371
Total Return, Class NAV (PIMCO)	804,224	10,672,051
U.S. High Yield Bond, Class NAV (Wells Capital)	442,427	4,433,114
Alternative and specialty - 11.2%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,816,534	17,148,081
Financial Industries, Class NAV (JHAM) (A)(1)	1,522,885	22,188,431
Global Absolute Return Strategies, Class NAV (Standard Life)	2,521,615	25,468,313
Global Real Estate, Class NAV (Standard Life)	577,270	5,622,611
Health Sciences, Class NAV (T. Rowe Price)	1,374,443	7,119,613
Natural Resources, Class NAV (Jennison)	1,457,503	12,636,554
Real Estate Equity, Class NAV (T. Rowe Price)	526,390	5,595,528
Redwood, Class NAV (Boston Partners)	907,106	8,844,279
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,663,890	26,026,203
Total investments (Cost $1,120,004,030) - 100.0%		$1,162,400,363
Other assets and liabilities, net - 0.0%		(19,561)
TOTAL NET ASSETS - 100.0%		$1,162,380,802

RETIREMENT LIVING THROUGH 2025 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 63.7%
Alpha Opportunities, Class NAV (Wellington)	3,364,108	$32,766,411
Blue Chip Growth, Class NAV (T. Rowe Price)	760,311	22,185,870
Capital Appreciation, Class NAV (Jennison)	1,345,787	20,092,606
Capital Appreciation Value, Class NAV (T.Rowe Price)	5,087,551	53,368,409
Disciplined Value, Class NAV (Boston Partners)	669,170	10,787,026
Emerging Markets, Class NAV (DFA)	2,757,192	21,671,531
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,566,127	12,106,160
Equity Income, Class NAV (T. Rowe Price)	1,466,522	23,698,988
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	935,505	11,207,350
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,596,917	17,933,376
Global Equity, Class NAV (JHAM) (A)(1)	1,392,582	13,744,780
Global Shareholder Yield, Class NAV (Epoch)	1,849,368	18,345,731
International Core, Class NAV (GMO)	302,606	8,003,920
International Growth Opportunities, Class NAV (Baillie Gifford)	539,424	5,820,387
International Growth Stock, Class NAV (Invesco)	557,568	6,456,641
International Small Cap, Class NAV (Franklin Templeton)	1,203,263	19,528,953
International Small Company, Class NAV (DFA)	2,130,286	19,556,021
International Value Equity, Class NAV (JHAM) (A)(1)	644,976	4,379,389
International Value, Class NAV (Templeton)	1,044,015	13,018,870
Mid Cap Stock, Class NAV (Wellington)	1,541,213	24,890,584
Mid Value, Class NAV (T. Rowe Price)	1,315,197	17,584,185
Small Cap Growth, Class NAV (Wellington)	673,894	4,548,784
Small Cap Value, Class NAV (Wellington)	251,294	4,422,773
Small Company Growth, Class NAV (Invesco)	265,737	4,145,493
Small Company Value, Class NAV (T. Rowe Price)	188,444	4,422,773
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	32,427,941	374,218,437
Strategic Growth, Class NAV (JHAM) (A)(1)	1,433,264	20,796,667
U.S. Equity, Class NAV (GMO)	2,426,491	22,954,600
Value, Class NAV (Invesco)	848,342	7,736,883
Value Equity, Class NAV (Barrow Hanley)	820,164	7,545,507
Fixed income - 25.4%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	3,727,688	37,090,493
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	1,150,900	10,335,078
Core Bond, Class NAV (Wells Capital)	708,079	9,268,754
Core High Yield, Class NAV (JHAM) (A)(2)	628,836	5,313,663
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,938,150	16,416,129
Floating Rate Income, Class NAV (WAMCO)	6,313,414	49,749,703
Global Bond, Class NAV (PIMCO)	721,580	8,767,201
Global Income, Class NAV (Stone Harbor)	1,990,651	17,119,602
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	1,534,538	12,767,357
High Yield, Class NAV (WAMCO)	768,638	5,434,270
Real Return Bond, Class NAV (PIMCO)	1,381,588	15,004,044
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	4,022,386	36,845,054
Spectrum Income, Class NAV (T. Rowe Price)	2,823,157	28,259,803
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	4,166,641	43,041,401
Total Return, Class NAV (PIMCO)	2,085,244	27,671,185
U.S. High Yield Bond, Class NAV (Wells Capital)	695,992	6,973,839

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       28

	Shares	Value
Alternative and specialty - 10.9%
Absolute Return Currency, Class NAV (First Quadrant) (I)	2,153,535	$20,329,366
Financial Industries, Class NAV (JHAM) (A)(1)	1,521,298	22,165,308
Global Absolute Return Strategies, Class NAV (Standard Life)	3,027,870	30,581,488
Global Real Estate, Class NAV (Standard Life)	767,511	7,475,555
Health Sciences, Class NAV (T. Rowe Price)	1,295,216	6,709,219
Natural Resources, Class NAV (Jennison)	1,500,876	13,012,596
Real Estate Equity, Class NAV (T. Rowe Price)	584,304	6,211,152
Redwood, Class NAV (Boston Partners)	1,091,065	10,637,884
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,521,524	24,635,285
Total investments (Cost $1,259,467,412) - 100.0%		$1,299,754,534
Other assets and liabilities, net - 0.0%		(86,041)
TOTAL NET ASSETS - 100.0%		$1,299,668,493

RETIREMENT LIVING THROUGH 2020 PORTFOLIO

As of 2-29-16 (unaudited)
Retirement Living through 2020 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 51.6%
Alpha Opportunities, Class NAV (Wellington)	1,154,894	$11,248,663
Blue Chip Growth, Class NAV (T. Rowe Price)	463,788	13,533,324
Capital Appreciation, Class NAV (Jennison)	825,251	12,320,996
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,882,449	40,726,894
Disciplined Value, Class NAV (Boston Partners)	408,245	6,580,916
Emerging Markets, Class NAV (DFA)	1,441,620	11,331,134
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	971,997	7,513,538
Equity Income, Class NAV (T. Rowe Price)	873,670	14,118,500
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	700,710	8,394,505
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	981,999	11,027,847
Global Equity, Class NAV (JHAM) (A)(1)	1,086,449	10,723,254
Global Shareholder Yield, Class NAV (Epoch)	1,328,899	13,182,674
International Core, Class NAV (GMO)	207,519	5,488,868
International Growth Opportunities, Class NAV (Baillie Gifford)	371,968	4,013,537
International Growth Stock, Class NAV (Invesco)	383,097	4,436,266
International Small Cap, Class NAV (Franklin Templeton)	752,350	12,210,633
International Small Company, Class NAV (DFA)	1,333,834	12,244,593
International Value Equity, Class NAV (JHAM) (A)(1)	441,527	2,997,966
International Value, Class NAV (Templeton)	722,144	9,005,137
Mid Cap Stock, Class NAV (Wellington)	940,389	15,187,277
Mid Value, Class NAV (T. Rowe Price)	807,606	10,797,689
Small Cap Growth, Class NAV (Wellington)	445,555	3,007,499
Small Cap Value, Class NAV (Wellington)	167,145	2,941,745
Small Company Growth, Class NAV (Invesco)	178,416	2,783,295
Small Company Value, Class NAV (T. Rowe Price)	124,628	2,925,031
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	21,406,423	247,030,126
Strategic Growth, Class NAV (JHAM) (A)(1)	863,859	12,534,594
U.S. Equity, Class NAV (GMO)	1,839,202	17,398,848
Value, Class NAV (Invesco)	517,830	4,722,607
Value Equity, Class NAV (Barrow Hanley)	501,431	4,613,166
Fixed income - 37.7%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	5,193,321	$51,673,541
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	1,267,564	11,382,726
Core Bond, Class NAV (Wells Capital)	1,003,783	13,139,515
Core High Yield, Class NAV (JHAM) (A)(2)	674,040	5,695,642
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,765,586	14,954,516
Floating Rate Income, Class NAV (WAMCO)	7,068,007	55,695,894
Global Bond, Class NAV (PIMCO)	1,040,511	12,642,207
Global Income, Class NAV (Stone Harbor)	2,019,664	17,369,114
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	1,659,610	13,807,957
High Yield, Class NAV (WAMCO)	815,561	5,766,018
Real Return Bond, Class NAV (PIMCO)	1,488,081	16,160,555
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	4,676,586	42,837,526
Spectrum Income, Class NAV (T. Rowe Price)	3,251,855	32,551,064
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	4,812,108	49,709,078
Total Return, Class NAV (PIMCO)	2,929,234	38,870,937
U.S. High Yield Bond, Class NAV (Wells Capital)	786,347	7,879,200
Alternative and specialty - 10.7%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,793,245	16,928,236
Financial Industries, Class NAV (JHAM) (A)(1)	1,076,650	15,686,792
Global Absolute Return Strategies, Class NAV (Standard Life)	2,499,604	25,246,004
Global Real Estate, Class NAV (Standard Life)	747,145	7,277,197
Health Sciences, Class NAV (T. Rowe Price)	860,732	4,458,589
Natural Resources, Class NAV (Jennison)	1,195,437	10,364,439
Real Estate Equity, Class NAV (T. Rowe Price)	455,317	4,840,022
Redwood, Class NAV (Boston Partners)	831,236	8,104,551
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,852,544	18,099,351
Total investments (Cost $1,011,661,147) - 100.0%		$1,036,181,793
Other assets and liabilities, net - 0.0%		(154,720)
TOTAL NET ASSETS - 100.0%		$1,036,027,073

RETIREMENT LIVING THROUGH 2015 PORTFOLIO

As of 2-29-16 (unaudited)
Retirement Living through 2015 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 43.6%
Alpha Opportunities, Class NAV (Wellington)	149,125	$1,452,472
Blue Chip Growth, Class NAV (T. Rowe Price)	173,507	5,062,943
Capital Appreciation, Class NAV (Jennison)	311,820	4,655,473
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,000,880	20,989,232
Disciplined Value, Class NAV (Boston Partners)	149,252	2,405,946
Emerging Markets, Class NAV (DFA)	562,168	4,418,639
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	352,736	2,726,650
Equity Income, Class NAV (T. Rowe Price)	328,997	5,316,594
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	304,223	3,644,588
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	366,007	4,110,261
Global Equity, Class NAV (JHAM) (A)(1)	502,643	4,961,087
Global Shareholder Yield, Class NAV (Epoch)	723,801	7,180,110
International Core, Class NAV (GMO)	78,722	2,082,201

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       29

	Shares	Value
Equity - (continued)
International Growth Opportunities, Class NAV (Baillie Gifford)	141,846	$1,530,519
International Growth Stock, Class NAV (Invesco)	144,393	1,672,073
International Small Cap, Class NAV (Franklin Templeton)	287,064	4,659,042
International Small Company, Class NAV (DFA)	508,799	4,670,771
International Value Equity, Class NAV (JHAM) (A)(1)	167,268	1,135,750
International Value, Class NAV (Templeton)	271,218	3,382,093
Mid Cap Stock, Class NAV (Wellington)	360,390	5,820,307
Mid Value, Class NAV (T. Rowe Price)	303,506	4,057,874
Small Cap Growth, Class NAV (Wellington)	157,807	1,065,199
Small Cap Value, Class NAV (Wellington)	58,125	1,023,000
Small Company Growth, Class NAV (Invesco)	61,734	963,048
Small Company Value, Class NAV (T. Rowe Price)	43,341	1,017,208
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	8,394,456	96,872,022
Strategic Growth, Class NAV (JHAM) (A)(1)	320,340	4,648,129
U.S. Equity, Class NAV (GMO)	1,011,015	9,564,199
Value, Class NAV (Invesco)	194,576	1,774,535
Value Equity, Class NAV (Barrow Hanley)	182,690	1,680,751
Fixed income - 47.5%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	3,850,363	38,311,108
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	804,372	7,223,258
Core Bond, Class NAV (Wells Capital)	735,131	9,622,864
Core High Yield, Class NAV (JHAM) (A)(2)	352,125	2,975,456
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	973,200	8,243,003
Floating Rate Income, Class NAV (WAMCO)	4,243,945	33,442,288
Global Bond, Class NAV (PIMCO)	710,069	8,627,340
Global Income, Class NAV (Stone Harbor)	1,027,101	8,833,071
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	863,797	7,186,794
High Yield, Class NAV (WAMCO)	419,102	2,963,054
Real Return Bond, Class NAV (PIMCO)	847,379	9,202,532
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	2,406,297	22,041,677
Spectrum Income, Class NAV (T. Rowe Price)	1,676,959	16,786,364
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	2,476,464	25,581,872
Total Return, Class NAV (PIMCO)	2,152,249	28,560,345
U.S. High Yield Bond, Class NAV (Wells Capital)	391,235	3,920,175
Alternative and specialty - 8.9%
Absolute Return Currency, Class NAV (First Quadrant) (I)	894,187	8,441,123
Financial Industries, Class NAV (JHAM) (A)(1)	260,729	3,798,816
Global Absolute Return Strategies, Class NAV (Standard Life)	1,255,035	12,675,852
Global Real Estate, Class NAV (Standard Life)	291,340	2,837,648
Health Sciences, Class NAV (T. Rowe Price)	208,546	1,080,270
Natural Resources, Class NAV (Jennison)	548,703	4,757,254
Real Estate Equity, Class NAV (T. Rowe Price)	211,706	2,250,436
Redwood, Class NAV (Boston Partners)	369,282	3,600,498
Science & Technology, Class NAV (T. Rowe Price/Allianz)	441,937	4,317,723
Total investments (Cost $481,525,393) - 100.0%		$491,823,537
Other assets and liabilities, net - 0.0%		(38,966)
TOTAL NET ASSETS - 100.0%		$491,784,571

RETIREMENT LIVING THROUGH 2010 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 37.6%
Alpha Opportunities, Class NAV (Wellington)	109,577	$1,067,282
Blue Chip Growth, Class NAV (T. Rowe Price)	83,469	2,435,621
Capital Appreciation, Class NAV (Jennison)	149,723	2,235,369
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,002,833	10,519,719
Disciplined Value, Class NAV (Boston Partners)	71,821	1,157,762
Emerging Markets, Class NAV (DFA)	242,822	1,908,580
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	158,878	1,228,125
Equity Income, Class NAV (T. Rowe Price)	158,033	2,553,815
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	159,886	1,915,439
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	173,745	1,951,159
Global Equity, Class NAV (JHAM) (A)(1)	278,676	2,750,534
Global Shareholder Yield, Class NAV (Epoch)	376,863	3,738,477
International Core, Class NAV (GMO)	34,722	918,384
International Growth Opportunities, Class NAV (Baillie Gifford)	62,073	669,769
International Growth Stock, Class NAV (Invesco)	63,329	733,349
International Small Cap, Class NAV (Franklin Templeton)	130,314	2,115,001
International Small Company, Class NAV (DFA)	230,392	2,115,001
International Value Equity, Class NAV (JHAM) (A)(1)	73,470	498,862
International Value, Class NAV (Templeton)	118,642	1,479,468
Mid Cap Stock, Class NAV (Wellington)	161,782	2,612,777
Mid Value, Class NAV (T. Rowe Price)	135,693	1,814,217
Small Cap Growth, Class NAV (Wellington)	63,319	427,402
Small Cap Value, Class NAV (Wellington)	23,126	407,024
Small Company Growth, Class NAV (Invesco)	24,785	386,645
Small Company Value, Class NAV (T. Rowe Price)	17,342	407,024
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,965,550	45,762,446
Strategic Growth, Class NAV (JHAM) (A)(1)	154,057	2,235,369
U.S. Equity, Class NAV (GMO)	536,443	5,074,753
Value, Class NAV (Invesco)	87,532	798,288
Value Equity, Class NAV (Barrow Hanley)	88,454	813,776
Fixed income - 55.0%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	2,740,833	27,271,284
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	527,138	4,733,697
Core Bond, Class NAV (Wells Capital)	522,997	6,846,035
Core High Yield, Class NAV (JHAM) (A)(2)	206,468	1,744,659
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	590,162	4,998,674
Floating Rate Income, Class NAV (WAMCO)	2,734,872	21,550,787
Global Bond, Class NAV (PIMCO)	485,010	5,892,876
Global Income, Class NAV (Stone Harbor)	575,365	4,948,136
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	491,138	4,086,267
High Yield, Class NAV (WAMCO)	252,433	1,784,699
Real Return Bond, Class NAV (PIMCO)	528,389	5,738,301
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,409,171	12,908,010
Spectrum Income, Class NAV (T. Rowe Price)	985,181	9,861,663
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	1,451,706	14,996,125
Total Return, Class NAV (PIMCO)	1,537,057	20,396,750
U.S. High Yield Bond, Class NAV (Wells Capital)	227,225	2,276,793

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       30

	Shares	Value
Alternative and specialty - 7.4%
Absolute Return Currency, Class NAV (First Quadrant) (I)	514,611	$4,857,928
Financial Industries, Class NAV (JHAM) (A)(1)	34,034	495,873
Global Absolute Return Strategies, Class NAV (Standard Life)	721,488	7,287,027
Global Real Estate, Class NAV (Standard Life)	135,967	1,324,321
Natural Resources, Class NAV (Jennison)	267,235	2,316,925
Real Estate Equity, Class NAV (T. Rowe Price)	117,529	1,249,329
Redwood, Class NAV (Boston Partners)	222,943	2,173,691
Science & Technology, Class NAV (T. Rowe Price/Allianz)	58,152	568,148
Total investments (Cost $268,378,454) - 100.0%		$273,039,435
Other assets and liabilities, net - 0.0%		(12,479)
TOTAL NET ASSETS - 100.0%		$273,026,956

Percentages are based upon net assets.

Key to Security Abbreviations and Legend
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       31

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

	Retirement Living through 2055 Portfolio	Retirement Living through 2050 Portfolio	Retirement Living through 2045 Portfolio	Retirement Living through 2040 Portfolio	Retirement Living through 2035 Portfolio
Assets
Investments in affiliated funds, at value	67,708,155	280,538,973	714,428,301	752,162,437	952,293,625
Total investments, at value	67,708,155	280,538,973	714,428,301	752,162,437	952,293,625
Cash	5,508	1,366	4	7	8
Receivable for investments sold	—	115,489	687,892	1,512,582	1,112,138
Receivable for fund shares sold	230,238	95,855	467,612	129,787	252,912
Dividends and interest receivable	7,626	32,943	85,803	91,217	160,726
Receivable due from advisor	1,514	1,120	8	12	12
Other assets	103,746	74,413	65,327	65,773	67,021
Total assets	68,056,787	280,860,159	715,734,947	753,961,815	953,886,442
Liabilities
Payable for investments purchased	237,294	36,120	91,053	96,954	173,538
Payable for fund shares repurchased	1,659	210,294	1,153,931	1,633,787	1,361,346
Payable to affiliates
Accounting and legal services fees	1,153	4,921	12,606	13,314	16,850
Transfer agent fees	107	1,721	5,536	5,826	6,813
Trustees' fees	—	307	129	132	194
Distribution and service fees	—	333	1,076	1,909	2,841
Other liabilities and accrued expenses	45,432	37,982	43,310	43,812	46,055
Total liabilities	285,645	291,678	1,307,641	1,795,734	1,607,637
Net assets	$67,771,142	$280,568,481	$714,427,306	$752,166,081	$952,278,805
Net assets consist of
Paid-in capital	$75,374,195	$296,313,894	$655,414,728	$694,631,873	$876,951,536
Undistributed net investment income (loss)	19,495	75,559	190,244	203,335	364,249
Accumulated undistributed net realized gain (loss) on investments	2,639,710	12,409,499	28,921,599	30,714,922	38,077,175
Net unrealized appreciation (depreciation) on investments	(10,262,258)	(28,230,471)	29,900,735	26,615,951	36,885,845
Net assets	$67,771,142	$280,568,481	$714,427,306	$752,166,081	$952,278,805
Investments in affiliated funds, at cost	$77,970,413	$308,769,444	$684,527,566	$725,546,486	$915,407,780
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$980,026	$17,872,107	$58,452,462	$61,383,453	$71,264,212
Shares outstanding	106,374	1,741,375	5,904,514	6,142,701	7,083,235
Net asset value and redemption price per share	$9.21	$10.26	$9.90	$9.99	$10.06
Class I
Net assets	$87,774	$85,634	$84,674	$84,721	$84,772
Shares outstanding	9,515	8,340	8,518	8,446	8,389
Net asset value, offering price and redemption price per share	$9.22	$10.27	$9.94	$10.03	$10.11
Class R1
Net assets	$92,166	$526,099	$1,605,535	$2,117,516	$3,699,282
Shares outstanding	10,000	51,289	162,504	212,319	368,358
Net asset value, offering price and redemption price per share	$9.22	$10.26	$9.88	$9.97	$10.04
Class R2
Net assets	$140,097	$351,595	$660,842	$748,031	$570,701
Shares outstanding	15,196	34,252	66,572	74,691	56,538
Net asset value, offering price and redemption price per share	$9.22	$10.26	$9.93	$10.02	$10.09
Class R3
Net assets	$98,296	$364,869	$1,143,863	$1,928,359	$1,509,346
Shares outstanding	10,665	35,568	115,681	193,556	150,127
Net asset value, offering price and redemption price per share	$9.22	$10.26	$9.89	$9.96	$10.05
Class R4
Net assets	$92,221	$352,841	$421,969	$868,541	$616,990
Shares outstanding	10,000	34,370	42,567	86,890	61,104
Net asset value, offering price and redemption price per share	$9.22	$10.27	$9.91	$10.00	$10.10
Class R5
Net assets	$96,972	$114,238	$1,611,608	$1,270,721	$976,510
Shares outstanding	10,507	11,116	161,943	126,614	96,641
Net asset value, offering price and redemption price per share	$9.23	$10.28	$9.95	$10.04	$10.10
Class R6
Net assets	$221,932	$2,197,474	$1,671,635	$1,795,415	$1,316,488
Shares outstanding	24,055	213,900	168,265	179,174	130,408
Net asset value, offering price and redemption price per share	$9.23	$10.27	$9.93	$10.02	$10.10
Class 1
Net assets	$65,961,658	$258,703,624	$648,774,718	$681,969,324	$872,240,504
Shares outstanding	7,151,167	25,203,878	65,253,429	68,013,796	86,324,003
Net asset value, offering price and redemption price per share	$9.22	$10.26	$9.94	$10.03	$10.10
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	$9.69	$10.80	$10.42	$10.52	$10.59

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       32

STATEMENTS OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

Continued

	Retirement Living through 2030 Portfolio	Retirement Living through 2025 Portfolio	Retirement Living through 2020 Portfolio	Retirement Living through 2015 Portfolio	Retirement Living through 2010 Portfolio
Assets
Investments in affiliated funds, at value	1,162,400,363	1,299,754,534	1,036,181,793	491,823,537	273,039,435
Total investments, at value	1,162,400,363	1,299,754,534	1,036,181,793	491,823,537	273,039,435
Cash	8	12	11	389	763
Receivable for investments sold	2,614,075	3,419,023	23	12	793,198
Receivable for fund shares sold	358,012	285,143	1,266,672	260,725	50,501
Dividends and interest receivable	392,620	708,480	770,120	421,943	255,787
Receivable due from advisor	13	19	17	583	1,144
Other assets	74,268	69,784	68,585	63,435	61,296
Total assets	1,165,839,359	1,304,236,995	1,038,287,221	492,570,624	274,202,124
Liabilities
Payable for investments purchased	432,202	784,290	1,989,242	489,720	284,733
Payable for fund shares repurchased	2,946,485	3,696,399	195,158	239,303	843,919
Payable to affiliates
Accounting and legal services fees	20,586	23,245	18,452	8,851	4,914
Transfer agent fees	8,833	8,960	8,750	6,053	4,005
Trustees' fees	221	260	290	209	133
Distribution and service fees	2,456	3,820	2,669	2,348	471
Other liabilities and accrued expenses	47,774	51,528	45,587	39,569	36,993
Total liabilities	3,458,557	4,568,502	2,260,148	786,053	1,175,168
Net assets	$1,162,380,802	$1,299,668,493	$1,036,027,073	$491,784,571	$273,026,956
Net assets consist of
Paid-in capital	$1,076,819,580	$1,217,850,877	$979,583,373	$470,284,486	$264,754,318
Undistributed net investment income (loss)	883,764	1,599,369	1,741,263	948,022	583,550
Accumulated undistributed net realized gain (loss) on investments	42,281,125	39,931,125	30,181,791	10,253,919	3,028,107
Net unrealized appreciation (depreciation) on investments	42,396,333	40,287,122	24,520,646	10,298,144	4,660,981
Net assets	$1,162,380,802	$1,299,668,493	$1,036,027,073	$491,784,571	$273,026,956
Investments in affiliated funds, at cost	$1,120,004,030	$1,259,467,412	$1,011,661,147	$481,525,393	$268,378,454
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$92,696,406	$93,217,040	$91,717,895	$63,138,105	$41,305,098
Shares outstanding	9,353,120	9,420,289	9,569,589	6,943,909	4,768,860
Net asset value and redemption price per share	$9.91	$9.90	$9.58	$9.09	$8.66
Class I
Net assets	$85,331	$86,299	$86,485	$85,862	$87,590
Shares outstanding	8,636	8,756	9,033	9,452	10,121
Net asset value, offering price and redemption price per share	$9.88	$9.86	$9.57	$9.08	$8.65
Class R1
Net assets	$3,133,691	$4,231,141	$2,572,210	$1,873,607	$465,591
Shares outstanding	317,512	429,512	269,125	206,553	53,936
Net asset value, offering price and redemption price per share	$9.87	$9.85	$9.56	$9.07	$8.63
Class R2
Net assets	$1,074,690	$935,130	$1,067,934	$258,650	$18,517
Shares outstanding	108,984	94,975	111,813	28,532	2,139
Net asset value, offering price and redemption price per share	$9.86	$9.85	$9.55	$9.07	$8.66
Class R3
Net assets	$1,690,680	$3,762,879	$3,468,360	$5,377,947	$442,055
Shares outstanding	171,168	381,748	362,668	592,811	51,179
Net asset value, offering price and redemption price per share	$9.88	$9.86	$9.56	$9.07	$8.64
Class R4
Net assets	$855,114	$363,278	$707,228	$90,597	$843,129
Shares outstanding	86,635	36,813	74,066	9,992	97,480
Net asset value, offering price and redemption price per share	$9.87	$9.87	$9.55	$9.07	$8.65
Class R5
Net assets	$1,593,392	$1,656,602	$3,461,121	$1,592,965	$134,348
Shares outstanding	161,329	168,047	361,672	175,383	15,523
Net asset value, offering price and redemption price per share	$9.88	$9.86	$9.57	$9.08	$8.65
Class R6
Net assets	$2,252,219	$2,958,881	$1,757,118	$145,444	$292,706
Shares outstanding	228,004	300,444	183,803	16,010	33,815
Net asset value, offering price and redemption price per share	$9.88	$9.85	$9.56	$9.08	$8.66
Class 1
Net assets	$1,058,999,279	$1,192,457,243	$931,188,722	$419,221,394	$229,437,922
Shares outstanding	107,172,958	120,964,537	97,321,525	46,162,684	26,503,766
Net asset value, offering price and redemption price per share	$9.88	$9.86	$9.57	$9.08	$8.66
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	$10.43	$10.42	$10.08	$9.57	$9.12

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       33

STATEMENTS OF OPERATIONS For the six months ended 2-29-16 (unaudited)

	Retirement Living through 2055 Portfolio	Retirement Living through 2050 Portfolio	Retirement Living through 2045 Portfolio	Retirement Living through 2040 Portfolio	Retirement Living through 2035 Portfolio
Investment income
Income distributions received from affiliated funds	$851,906	$3,979,657	$10,495,575	$11,037,682	$14,165,607
Other income received from advisor	27,349	133,189	367,228	391,609	528,262
Total investment income	879,255	4,112,846	10,862,803	11,429,291	14,693,869
Expenses
Investment management fees	21,810	106,358	284,675	299,367	382,394
Distribution and service fees	16,050	93,485	270,978	287,500	360,327
Transfer agent fees	591	10,378	35,292	37,046	43,749
Accounting and legal services fees	3,587	17,531	46,714	49,084	62,551
State registration fees	52,180	47,597	52,359	52,288	52,370
Professional fees	21,974	22,738	30,148	30,566	33,134
Printing and postage	762	1,285	4,104	3,834	4,408
Custodian fees	5,343	5,818	5,818	5,818	5,818
Trustees' fees	343	2,320	6,791	7,120	9,151
Registration and filing fees	24,505	25,491	23,176	23,449	23,518
Other	3,933	4,488	5,916	6,006	6,632
Total expenses before reductions	151,078	337,489	765,971	802,078	984,052
Less expense reductions	(134,502)	(233,992)	(460,523)	(478,802)	(581,161)
Net expenses	16,576	103,497	305,448	323,276	402,891
Net investment income (loss)	862,679	4,009,349	10,557,355	11,106,015	14,290,978
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated funds	(568,507)	(2,514,654)	(2,655,320)	(3,188,316)	(3,587,805)
Capital gain distributions received from affiliated funds	3,721,611	17,392,623	45,663,118	48,103,993	59,756,470
	3,153,104	14,877,969	43,007,798	44,915,677	56,168,665
Change in net unrealized appreciation (depreciation) of
Investments in affiliated funds	(7,489,404)	(34,487,830)	(94,163,992)	(98,783,746)	(123,418,968)
Net realized and unrealized gain (loss)	(4,336,300)	(19,609,861)	(51,156,194)	(53,868,069)	(67,250,303)
Increase (decrease) in net assets from operations	($3,473,621)	($15,600,512)	($40,598,839)	($42,762,054)	($52,959,325)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       34

STATEMENTS OF OPERATIONS For the six months ended 2-29-16 (unaudited)Continued

	Retirement Living through 2030 Portfolio	Retirement Living through 2025 Portfolio	Retirement Living through 2020 Portfolio	Retirement Living through 2015 Portfolio	Retirement Living through 2010 Portfolio
Investment income
Income distributions received from affiliated funds	$18,370,211	$22,263,494	$19,012,810	$9,790,832	$5,677,734
Other income received from advisor	663,430	760,793	691,248	356,085	228,824
Total investment income	19,033,641	23,024,287	19,704,058	10,146,917	5,906,558
Expenses
Investment management fees	463,063	521,496	413,530	188,931	100,515
Distribution and service fees	434,195	487,913	405,790	234,611	132,081
Transfer agent fees	56,203	57,755	56,172	39,286	26,113
Accounting and legal services fees	75,699	85,263	67,848	32,897	18,399
State registration fees	54,251	52,677	53,978	51,584	50,647
Professional fees	35,396	37,249	34,221	27,798	25,079
Printing and postage	4,986	5,229	5,156	3,358	2,622
Custodian fees	5,818	5,818	5,818	5,818	5,818
Trustees' fees	10,949	12,403	10,029	4,986	2,838
Registration and filing fees	23,380	24,787	22,157	22,141	22,132
Other	7,145	7,555	6,904	5,375	4,553
Total expenses before reductions	1,171,085	1,298,145	1,081,603	616,785	390,797
Less expense reductions	(682,003)	(753,814)	(621,264)	(343,788)	(233,215)
Net expenses	489,082	544,331	460,339	272,997	157,582
Net investment income (loss)	18,544,559	22,479,956	19,243,719	9,873,920	5,748,976
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated funds	(3,210,956)	(2,895,049)	4,954,060	2,691,181	1,559,920
Capital gain distributions received from affiliated funds	68,099,742	67,424,862	45,214,738	17,471,310	7,943,666
	64,888,786	64,529,813	50,168,798	20,162,491	9,503,586
Change in net unrealized appreciation (depreciation) of
Investments in affiliated funds	(143,230,098)	(145,543,409)	(108,987,486)	(45,732,763)	(22,669,980)
Net realized and unrealized gain (loss)	(78,341,312)	(81,013,596)	(58,818,688)	(25,570,272)	(13,166,394)
Increase (decrease) in net assets from operations	($59,796,753)	($58,533,640)	($39,574,969)	($15,696,352)	($7,417,418)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       35

STATEMENTS OF CHANGES IN NET ASSETS

	Retirement Living through 2055 Portfolio		Retirement Living through 2050 Portfolio		Retirement Living through 2045 Portfolio
	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$862,679	$260,121	$4,009,349	$3,737,215	$10,557,355	$11,809,134
Net realized gain (loss)	3,153,104	561,855	14,877,969	11,990,097	43,007,798	41,117,507
Change in net unrealized appreciation (depreciation)	(7,489,404)	(2,947,794)	(34,487,830)	(26,947,166)	(94,163,992)	(84,647,145)
Increase (decrease) in net assets resulting from operations	(3,473,621)	(2,125,818)	(15,600,512)	(11,219,854)	(40,598,839)	(31,720,504)
Distributions to shareholders
From net investment income
Class A	(9,472)	(1,883)	(195,778)	(89,112)	(692,222)	(437,854)
Class I	(1,307)	—	(1,406)	—	(1,430)	—
Class R1	(977)	(794)	(4,682)	(2,610)	(18,533)	(10,257)
Class R2	(1,840)	(994)	(3,561)	(4,006)	(6,482)	(4,540)
Class R3	(1,008)	(874)	(3,909)	(1,379)	(22,405)	(15,677)
Class R4	(1,341)	(1,193)	(5,266)	(1,539)	(8,512)	(13,591)
Class R5	(1,498)	(1,353)	(1,930)	(1,689)	(25,471)	(19,331)
Class R6	(3,167)	(1,392)	(37,226)	(20,046)	(27,120)	(18,376)
Class 1	(878,949)	(196,497)	(4,146,547)	(3,150,327)	(10,888,453)	(9,966,168)
From net realized gain
Class A	(13,244)	(1,857)	(640,122)	(341,258)	(2,823,456)	(2,059,610)
Class I	(1,398)	—	(3,591)	—	(4,580)	—
Class R1	(1,469)	(979)	(20,072)	(13,906)	(105,324)	(65,993)
Class R2	(2,190)	(979)	(12,428)	(15,342)	(28,181)	(21,356)
Class R3	(1,520)	(979)	(14,295)	(6,355)	(113,391)	(87,917)
Class R4	(1,469)	(979)	(14,223)	(4,598)	(29,960)	(50,378)
Class R5	(1,521)	(979)	(4,699)	(4,293)	(77,807)	(61,272)
Class R6	(3,104)	(980)	(87,650)	(49,131)	(80,197)	(56,206)
Class 1	(892,191)	(142,291)	(10,091,680)	(8,009,660)	(33,261,130)	(31,587,872)
Total distributions	(1,817,665)	(355,003)	(15,289,065)	(11,715,251)	(48,214,654)	(44,476,398)
From portfolio share transactions	26,710,685	41,382,209	35,042,731	56,470,423	36,641,090	22,819,482
Total increase (decrease)	21,419,399	38,901,388	4,153,154	33,535,318	(52,172,403)	(53,377,420)
Net assets
Beginning of period	46,351,743	7,450,355	276,415,327	242,880,009	766,599,709	819,977,129
End of period	$67,771,142	$46,351,743	$280,568,481	$276,415,327	$714,427,306	$766,599,709
Undistributed net investment income (loss)	$19,495	$56,375	$75,559	$466,515	$190,244	$1,323,517

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       36

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Living through 2040 Portfolio		Retirement Living through 2035 Portfolio		Retirement Living through 2030 Portfolio
	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$11,106,015	$12,402,203	$14,290,978	$16,466,932	$18,544,559	$22,422,819
Net realized gain (loss)	44,915,677	42,419,131	56,168,665	54,551,178	64,888,786	62,957,743
Change in net unrealized appreciation (depreciation)	(98,783,746)	(87,999,192)	(123,418,968)	(112,924,802)	(143,230,098)	(132,454,489)
Increase (decrease) in net assets resulting from operations	(42,762,054)	(33,177,858)	(52,959,325)	(41,906,692)	(59,796,753)	(47,073,927)
Distributions to shareholders
From net investment income
Class A	(732,247)	(443,789)	(887,656)	(542,432)	(1,355,757)	(853,260)
Class I	(1,428)	—	(1,465)	—	(1,687)	—
Class R1	(20,172)	(13,878)	(40,865)	(25,687)	(32,069)	(29,963)
Class R2	(8,451)	(15,469)	(6,872)	(4,496)	(14,034)	(12,951)
Class R3	(27,653)	(21,022)	(20,675)	(20,717)	(26,662)	(28,896)
Class R4	(12,011)	(16,898)	(10,618)	(18,051)	(15,769)	(18,540)
Class R5	(35,276)	(31,558)	(16,375)	(17,867)	(43,952)	(39,753)
Class R6	(34,839)	(16,213)	(19,200)	(15,634)	(48,054)	(36,537)
Class 1	(11,427,653)	(10,446,975)	(15,034,146)	(13,746,811)	(20,727,910)	(18,626,382)
From net realized gain
Class A	(2,955,580)	(2,041,599)	(3,511,983)	(2,376,262)	(4,324,209)	(3,244,964)
Class I	(4,524)	—	(4,583)	—	(4,430)	—
Class R1	(113,500)	(86,734)	(222,620)	(153,318)	(133,854)	(147,020)
Class R2	(36,356)	(70,635)	(28,924)	(19,699)	(47,476)	(49,253)
Class R3	(138,535)	(114,488)	(100,760)	(108,000)	(101,760)	(127,038)
Class R4	(41,832)	(60,776)	(36,409)	(62,455)	(44,844)	(57,556)
Class R5	(106,604)	(97,020)	(48,896)	(52,923)	(110,868)	(107,603)
Class R6	(101,913)	(48,101)	(55,537)	(44,697)	(117,880)	(95,830)
Class 1	(34,533,727)	(32,117,551)	(44,892,866)	(40,718,017)	(52,285,581)	(50,417,533)
Total distributions	(50,332,301)	(45,642,706)	(64,940,450)	(57,927,066)	(79,436,796)	(73,893,079)
From portfolio share transactions	41,641,173	28,286,220	34,073,444	30,492,110	60,581,729	27,000,875
Total increase (decrease)	(51,453,182)	(50,534,344)	(83,826,331)	(69,341,648)	(78,651,820)	(93,966,131)
Net assets
Beginning of period	803,619,263	854,153,607	1,036,105,136	1,105,446,784	1,241,032,622	1,334,998,753
End of period	$752,166,081	$803,619,263	$952,278,805	$1,036,105,136	$1,162,380,802	$1,241,032,622
Undistributed net investment income (loss)	$203,335	$1,397,050	$364,249	$2,111,143	$883,764	$4,605,099

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       37

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Living through 2025 Portfolio		Retirement Living through 2020 Portfolio
	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$22,479,956	$29,573,341	$19,243,719	$28,839,578
Net realized gain (loss)	64,529,813	63,926,027	50,168,798	52,908,356
Change in net unrealized appreciation (depreciation)	(145,543,409)	(141,766,002)	(108,987,486)	(117,112,205)
Increase (decrease) in net assets resulting from operations	(58,533,640)	(48,266,634)	(39,574,969)	(35,364,271)
Distributions to shareholders
From net investment income
Class A	(1,680,258)	(1,062,606)	(1,996,128)	(1,401,916)
Class I	(2,010)	—	(2,377)	—
Class R1	(81,525)	(47,860)	(53,026)	(49,567)
Class R2	(13,636)	(13,722)	(20,042)	(20,944)
Class R3	(69,613)	(59,503)	(70,659)	(62,834)
Class R4	(7,715)	(22,583)	(24,899)	(31,833)
Class R5	(35,225)	(32,458)	(107,147)	(91,103)
Class R6	(46,989)	(21,671)	(67,984)	(51,104)
Class 1	(27,596,764)	(24,487,890)	(25,043,361)	(24,136,793)
From net realized gain
Class A	(4,050,448)	(3,042,470)	(4,352,661)	(3,060,109)
Class I	(4,127)	—	(4,511)	—
Class R1	(243,078)	(167,573)	(136,593)	(126,598)
Class R2	(34,471)	(39,287)	(45,220)	(45,718)
Class R3	(193,664)	(191,296)	(172,246)	(150,260)
Class R4	(16,930)	(54,690)	(49,982)	(60,665)
Class R5	(69,904)	(69,981)	(197,630)	(157,603)
Class R6	(91,074)	(45,473)	(122,903)	(86,419)
Class 1	(54,764,706)	(52,797,857)	(46,191,704)	(41,755,226)
Total distributions	(89,002,137)	(82,156,920)	(78,659,073)	(71,288,692)
From portfolio share transactions	37,320,163	57,833,647	21,096,547	(11,944,266)
Total increase (decrease)	(110,215,614)	(72,589,907)	(97,137,495)	(118,597,229)
Net assets
Beginning of period	1,409,884,107	1,482,474,014	1,133,164,568	1,251,761,797
End of period	$1,299,668,493	$1,409,884,107	$1,036,027,073	$1,133,164,568
Undistributed net investment income (loss)	$1,599,369	$8,653,148	$1,741,263	$9,883,167

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       38

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Living through 2015 Portfolio		Retirement Living through 2010 Portfolio
	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$9,873,920	$16,521,491	$5,748,976	$10,506,701
Net realized gain (loss)	20,162,491	31,674,295	9,503,586	14,395,593
Change in net unrealized appreciation (depreciation)	(45,732,763)	(64,896,529)	(22,669,980)	(33,647,974)
Increase (decrease) in net assets resulting from operations	(15,696,352)	(16,700,743)	(7,417,418)	(8,745,680)
Distributions to shareholders
From net investment income
Class A	(1,558,989)	(1,289,423)	(1,157,466)	(980,267)
Class I	(2,704)	—	(2,967)	—
Class R1	(45,617)	(24,002)	(12,185)	(11,115)
Class R2	(4,472)	(7,267)	(15,714)	(16,186)
Class R3	(143,095)	(120,081)	(27,163)	(28,399)
Class R4	(2,563)	(5,958)	(23,633)	(22,235)
Class R5	(48,512)	(38,031)	(5,795)	(8,616)
Class R6	(13,743)	(16,285)	(20,921)	(14,414)
Class 1	(12,958,077)	(14,250,750)	(7,764,481)	(9,150,948)
From net realized gain
Class A	(3,728,907)	(2,971,102)	(1,901,067)	(1,715,098)
Class I	(5,730)	—	(4,369)	—
Class R1	(125,753)	(62,839)	(22,726)	(21,716)
Class R2	(10,721)	(16,744)	(26,502)	(28,319)
Class R3	(376,496)	(298,127)	(48,603)	(53,012)
Class R4	(5,703)	(12,258)	(36,375)	(35,224)
Class R5	(100,240)	(72,080)	(8,336)	(12,688)
Class R6	(27,899)	(30,266)	(29,613)	(20,861)
Class 1	(26,775,196)	(27,009,355)	(11,169,382)	(13,476,305)
Total distributions	(45,934,417)	(46,224,568)	(22,277,298)	(25,595,403)
From portfolio share transactions	(7,040,033)	(50,749,589)	(11,010,529)	(47,152,747)
Total increase (decrease)	(68,670,802)	(113,674,900)	(40,705,245)	(81,493,830)
Net assets
Beginning of period	560,455,373	674,130,273	313,732,201	395,226,031
End of period	$491,784,571	$560,455,373	$273,026,956	$313,732,201
Undistributed net investment income (loss)	$948,022	$5,851,874	$583,550	$3,864,899

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       39

Financial highlights

Retirement Living through 2055 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-29-2016[6]	10.00	0.14	[7]	(0.68)	(0.54)	(0.10)	(0.15)	—	(0.25)	9.21	(5.58	) [8]	0.89	[9]	0.43	[9]	2.80	[7,9]	980	5
08-31-2015	10.64	0.07	[7]	(0.51)	(0.44)	(0.10)	(0.10)	—	(0.20)	10.00		(4.23)	3.73		0.44		0.66	[7]	554	18
08-31-2014[10]	10.00		(0.02)	0.66	0.64	—	—	—	—	10.64	6.40	[8]	23.48	[9]	0.60	[9]	(0.43	) [9]	132	24
CLASS I
02-29-2016[6]	10.03	0.14	[7]	(0.66)	(0.52)	(0.14)	(0.15)	—	(0.29)	9.22	(5.36	) [8]	0.58	[9]	0.11	[9]	2.83	[7,9]	88	5
08-31-2015[11]	10.51	0.01	[7]	(0.49)	(0.48)	—	—	—	—	10.03	(4.57	) [8]	0.85	[9]	0.11	[9]	0.23	[7,9]	95	18	[12]
CLASS R1
02-29-2016[6]	10.00	0.12	[7]	(0.65)	(0.53)	(0.10)	(0.15)	—	(0.25)	9.22	(5.55	) [8]	0.99	[9]	0.52	[9]	2.42	[7,9]	92	5
08-31-2015	10.63	0.10	[7]	(0.55)	(0.45)	(0.08)	(0.10)	—	(0.18)	10.00		(4.32)	7.59		0.59		0.94	[7]	100	18
08-31-2014[10]	10.00		(0.03)	0.66	0.63	—	—	—	—	10.63	6.30	[8]	21.55	[9]	0.85	[9]	(0.66	) [9]	106	24
CLASS R2
02-29-2016[6]	10.02	0.15	[7]	(0.68)	(0.53)	(0.12)	(0.15)	—	(0.27)	9.22	(5.50	) [8]	0.78	[9]	0.31	[9]	2.98	[7,9]	140	5
08-31-2015	10.64	0.12	[7]	(0.54)	(0.42)	(0.10)	(0.10)	—	(0.20)	10.02		(4.04)	7.08		0.34		1.15	[7]	107	18
08-31-2014[10]	10.00		(0.02)	0.66	0.64	—	—	—	—	10.64	6.40	[8]	21.02	[9]	0.60	[9]	(0.41	) [9]	106	24
CLASS R3
02-29-2016[6]	10.00	0.10	[7]	(0.63)	(0.53)	(0.10)	(0.15)	—	(0.25)	9.22	(5.55	) [8]	0.99	[9]	0.52	[9]	2.09	[7,9]	98	5
08-31-2015	10.64	0.09	[7]	(0.54)	(0.45)	(0.09)	(0.10)	—	(0.19)	10.00		(4.34)	7.15		0.56		0.89	[7]	124	18
08-31-2014[10]	10.00		(0.03)	0.67	0.64	—	—	—	—	10.64	6.40	[8]	21.60	[9]	0.75	[9]	(0.56	) [9]	106	24
CLASS R4
02-29-2016[6]	10.03	0.14	[7]	(0.67)	(0.53)	(0.13)	(0.15)	—	(0.28)	9.22	(5.50	) [8]	0.73	[9]	0.17	[9]	2.77	[7,9]	92	5
08-31-2015	10.65	0.14	[7]	(0.54)	(0.40)	(0.12)	(0.10)	—	(0.22)	10.03		(3.86)	7.30		0.19		1.34	[7]	100	18
08-31-2014[10]	10.00		(0.01)	0.66	0.65	—	—	—	—	10.65	6.50	[8]	21.13	[9]	0.35	[9]	(0.17	) [9]	106	24
CLASS R5
02-29-2016[6]	10.04	0.14	[7]	(0.66)	(0.52)	(0.14)	(0.15)	—	(0.29)	9.23	(5.39	) [8]	0.48	[9]	0.02	[9]	2.94	[7,9]	97	5
08-31-2015	10.66	0.16	[7]	(0.55)	(0.39)	(0.13)	(0.10)	—	(0.23)	10.04		(3.71)	7.09		0.03		1.51	[7]	101	18
08-31-2014[10]	10.00	—	[13]	0.66	0.66	—	—	—	—	10.66	6.60	[8]	21.19	[9]	0.15	[9]	0.03	[9]	106	24
Class R6
02-29-2016[6]	10.04	0.14	[7]	(0.65)	(0.51)	(0.15)	(0.15)	—	(0.30)	9.23	(5.34	) [8]	0.48	[9]	—	[9]	2.94	[7,9]	222	5
08-31-2015	10.67	0.13	[7]	(0.52)	(0.39)	(0.14)	(0.10)	—	(0.24)	10.04		(3.76)	6.34		—		1.28	[7]	177	18
08-31-2014[10]	10.00	—	[13]	0.67	0.67	—	—	—	—	10.67	6.70	[8]	23.05	[9]	0.10	[9]	0.09	[9]	106	24
CLASS 1
02-29-2016[6]	10.03	0.15	[7]	(0.67)	(0.52)	(0.14)	(0.15)	—	(0.29)	9.22	(5.40	) [8]	0.52	[9]	0.05	[9]	2.99	[7,9]	65,962	5
08-31-2015	10.66	0.11	[7]	(0.51)	(0.40)	(0.13)	(0.10)	—	(0.23)	10.03		(3.80)	0.95		0.05		1.02	[7]	44,994	18
08-31-2014[10]	10.00	—	[13]	0.66	0.66	—	—	—	—	10.66	6.60	[8]	5.88	[9]	0.15	[9]	0.04	[9]	6,679	24

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%-1.21%, 053%-1.23% and 0.52% - 1.26% for the period ended 2-29-16, 8-31-15 and 8-31-14, respectively.
6	Six months ended 2-29-16. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 and $0.01 per share and 0.10% and 0.12%, for the periods ended 2-29-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	Period from 3-26-14 (commencement of operations) to 8-31-14.
11	The inception date for Class I shares is 3-27-15.
12	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
13	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       40

Retirement Living through 2050 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-29-2016[6]	11.42	0.14	[7]	(0.74)	(0.60)	(0.13)	(0.43)	—	(0.56)	10.26	(5.63	) [8]	0.59	[9]	0.42	[9]	2.55	[7,9]	17,872	6
08-31-2015	12.44	0.12	[7]	(0.62)	(0.50)	(0.11)	(0.41)	—	(0.52)	11.42		(4.21)	0.61		0.45		0.95	[7]	14,346	11
08-31-2014	10.73	0.05		2.04	2.09	(0.10)	(0.28)	—	(0.38)	12.44	19.70		0.90		0.60		0.43		8,305	10
08-31-2013	9.51	0.04		1.39	1.43	(0.08)	(0.13)	—	(0.21)	10.73	15.21		2.15		0.61		0.42		2,264	16
08-31-2012[10]	9.52		(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11	) [8]	7.08	[9]	0.61	[9]	(0.16	) [8]	503	67	[11]
CLASS I
02-29-2016[6]	11.44	0.16	[7]	(0.73)	(0.57)	(0.17)	(0.43)	—	(0.60)	10.27	(5.40	) [8]	0.28	[9]	0.11	[9]	2.83	[7,9]	86	6
08-31-2015[12]	11.99	0.01	[7]	(0.56)	(0.55)	—	—	—	—	11.44	(4.59	) [8]	0.28	[9]	0.10	[9]	0.22	[7]	95	11	[13]
CLASS R1
02-29-2016[6]	11.40	0.11	[7]	(0.72)	(0.61)	(0.10)	(0.43)	—	(0.53)	10.26	(5.71	) [8]	0.87	[9]	0.71	[9]	2.06	[7,9]	526	6
08-31-2015	12.43	0.05	[7]	(0.59)	(0.54)	(0.08)	(0.41)	—	(0.49)	11.40		(4.54)	1.56		0.72		0.44	[7]	638	11
08-31-2014	10.72	0.07		1.99	2.06	(0.07)	(0.28)	—	(0.35)	12.43	19.44		4.80		0.86		0.59		409	10
08-31-2013	9.50	0.02		1.38	1.40	(0.05)	(0.13)	—	(0.18)	10.72	14.95		12.87		0.86		0.23		183	16
08-31-2012[10]	9.52		(0.03)	0.01	(0.02)	—	—	—	—	9.50	(0.21	) [8]	17.28	[9]	0.86	[9]	(0.28	) [8]	100	67	[11]
CLASS R2
02-29-2016[6]	11.42	0.14	[7]	(0.75)	(0.61)	(0.12)	(0.43)	—	(0.55)	10.26	(5.69	) [8]	0.66	[9]	0.50	[9]	2.56	[7,9]	352	6
08-31-2015	12.44	0.13	[7]	(0.63)	(0.50)	(0.11)	(0.41)	—	(0.52)	11.42		(4.21)	1.60		0.50		1.06	[7]	265	11
08-31-2014	10.73	0.08		2.01	2.09	(0.10)	(0.28)	—	(0.38)	12.44	19.70		5.16		0.61		0.71		458	10
08-31-2013	9.51	0.07		1.36	1.43	(0.08)	(0.13)	—	(0.21)	10.73	15.21		11.95		0.61		0.55		155	16
08-31-2012[10]	9.52		(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11	) [8]	16.97	[9]	0.61	[9]	(0.15	) [8]	100	67	[11]
CLASS R3
02-29-2016[6]	11.41	0.15	[7]	(0.75)	(0.60)	(0.12)	(0.43)	—	(0.55)	10.26	(5.66	) [8]	0.77	[9]	0.60	[9]	2.72	[7,9]	365	6
08-31-2015	12.43	0.10	[7]	(0.62)	(0.52)	(0.09)	(0.41)	—	(0.50)	11.41		(4.36)	2.62		0.58		0.80	[7]	158	11
08-31-2014	10.73	0.05		2.01	2.06	(0.08)	(0.28)	—	(0.36)	12.43	19.44		11.01		0.75		0.43		184	10
08-31-2013	9.50	0.06		1.36	1.42	(0.06)	(0.13)	—	(0.19)	10.73	15.17		15.81		0.76		0.55		113	16
08-31-2012[10]	9.52		(0.02)	—	(0.02)	—	—	—	—	9.50	(0.21	) [8]	17.31	[9]	0.76	[9]	(0.23	) [8]	100	67	[11]
CLASS R4
02-29-2016[6]	11.44	0.15	[7]	(0.73)	(0.58)	(0.16)	(0.43)	—	(0.59)	10.27	(5.48	) [8]	0.48	[9]	0.21	[9]	2.78	[7,9]	353	6
08-31-2015	12.46	0.09	[7]	(0.56)	(0.47)	(0.14)	(0.41)	—	(0.55)	11.44		(3.97)	2.22		0.22		0.76	[7]	319	11
08-31-2014	10.75	0.12		1.99	2.11	(0.12)	(0.28)	—	(0.40)	12.46	19.94		12.39		0.35		0.99		131	10
08-31-2013	9.52	0.10		1.36	1.46	(0.10)	(0.13)	—	(0.23)	10.75	15.59		15.54		0.36		0.95		113	16
08-31-2012[10]	9.52	—	[14]	—	— [14]	—	—	—	—	9.52	—	[8]	17.05	[9]	0.41	[9]	(0.05	) [8]	100	67	[11]
CLASS R5
02-29-2016[6]	11.45	0.16	[7]	(0.73)	(0.57)	(0.17)	(0.43)	—	(0.60)	10.28	(5.33	) [8]	0.18	[9]	0.02	[9]	2.94	[7,9]	114	6
08-31-2015	12.48	0.19	[7]	(0.65)	(0.46)	(0.16)	(0.41)	—	(0.57)	11.45		(3.85)	3.52		0.01		1.55	[7]	122	11
08-31-2014	10.76	0.16		1.98	2.14	(0.14)	(0.28)	—	(0.42)	12.48	20.23		1.80		0.16		1.39		131	10
08-31-2013	9.53	0.02		1.46	1.48	(0.12)	(0.13)	—	(0.25)	10.76	15.79		2.67		0.16		0.23		985	16
08-31-2012[10]	9.52	0.01		—	0.01	—	—	—	—	9.53	0.11	[8]	16.34	[9]	0.16	[9]	0.07	[8]	100	67	[11]
Class R6
02-29-2016[6]	11.46	0.16	[7]	(0.74)	(0.58)	(0.18)	(0.43)	—	(0.61)	10.27	(5.45	) [8]	0.18	[9]	—	[9]	2.88	[7,9]	2,197	6
08-31-2015	12.48	0.16	[7]	(0.60)	(0.44)	(0.17)	(0.41)	—	(0.58)	11.46		(3.72)	0.41		—		1.36	[7]	2,085	11
08-31-2014	10.76	0.08		2.07	2.15	(0.15)	(0.28)	—	(0.43)	12.48	20.29		2.34		0.11		0.64		1,223	10
08-31-2013	9.53	0.12		1.37	1.49	(0.13)	(0.13)	—	(0.26)	10.76	15.85		8.30		0.11		1.17		253	16
08-31-2012[10]	9.52	0.01		—	0.01	—	—	—	—	9.53	0.11	[8]	16.75	[9]	0.11	[9]	0.10	[8]	100	67	[11]

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       41

Financial highlights continued

Retirement Living through 2050 Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-29-2016[6]	11.44	0.16	[7]	(0.74)	(0.58)	(0.17)	(0.43)	—	(0.60)	10.26	(5.42	) [8]	0.22	[9]	0.05	[9]	2.87	[7,9]	258,704	6
08-31-2015	12.47	0.17	[7]	(0.63)	(0.46)	(0.16)	(0.41)	—	(0.57)	11.44		(3.86)	0.19		0.05		1.42	[7]	258,387	11
08-31-2014	10.76	0.12		2.01	2.13	(0.14)	(0.28)	—	(0.42)	12.47	20.14		0.17		0.16		1.03		232,040	10
08-31-2013	9.53	0.10		1.38	1.48	(0.12)	(0.13)	—	(0.25)	10.76	15.79		0.23		0.16		0.94		124,203	16
08-31-2012	8.88	0.08		0.73	0.81	(0.11)	(0.05)	—	(0.16)	9.53	9.25		0.42		0.16		0.86		51,411	67
08-31-2011	10.00	—	[14]	(1.12)	(1.12)	—	—	—	—	8.88	(11.20	) [8]	4.97	[9]	0.16	[9]	(0.01	) [8]	6,391	4

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% -1.21%, 0.53% - 1.23%, 0.52%-1.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 2-28-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
6	Six months ended 2-29-16. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.xx and $0.01 per share and 0.xx% and 0.08%, for the periods ended 2-29-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares is 3-1-12.
11	Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	The inception date for Class I shares is 3-27-15.
13	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
14	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       42

Retirement Living through 2045 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-29-2016[6]	11.14	0.14	[7]	(0.71)	(0.57)	(0.13)	(0.54)	—	(0.67)	9.90	(5.60	) [8]	0.55	[9]	0.42	[9]	2.54	[7,9]	58,452	8
08-31-2015	12.27	0.13	[7]	(0.63)	(0.50)	(0.11)	(0.52)	—	(0.63)	11.14		(4.28)	0.54		0.44		1.06	[7]	52,732	12
08-31-2014	10.65	0.08		1.99	2.07	(0.10)	(0.35)	—	(0.45)	12.27	19.71		0.59		0.58		0.68		44,703	14
08-31-2013	9.88	0.06		1.38	1.44	(0.09)	(0.58)	—	(0.67)	10.65	15.25		0.65		0.59		0.62		28,714	15
08-31-2012	9.22	0.07		0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.88	8.72		0.75		0.59		0.74		17,140	70
08-31-2011	8.11	0.05		1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.22	15.37		0.78		0.59		0.53		10,641	16
CLASS I
02-29-2016[6]	11.20	0.15	[7]	(0.70)	(0.55)	(0.17)	(0.54)	—	(0.71)	9.94	(5.45	) [8]	0.23	[9]	0.10	[9]	2.85	[7,9]	85	8
08-31-2015[10]	11.74	0.01	[7]	(0.55)	(0.54)	—	—	—	—	11.20	(4.60	) [8]	0.22	[9]	0.11	[9]	0.22	[7]	95	12	[11]
CLASS R1
02-29-2016[6]	11.10	0.13	[7]	(0.72)	(0.59)	(0.09)	(0.54)	—	(0.63)	9.88	(5.75	) [8]	0.87	[9]	0.75	[9]	2.33	[7,9]	1,606	8
08-31-2015	12.23	0.07	[7]	(0.60)	(0.53)	(0.08)	(0.52)	—	(0.60)	11.10		(4.54)	1.01		0.75		0.59	[7]	2,083	12
08-31-2014	10.62	0.05		1.98	2.03	(0.07)	(0.35)	—	(0.42)	12.23	19.39		2.00		0.83		0.44		1,447	14
08-31-2013	9.86	0.06		1.34	1.40	(0.06)	(0.58)	—	(0.64)	10.62	14.89		1.80		0.84		0.54		1,163	15
08-31-2012	9.21	0.07		0.70	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.45		2.05		0.81		0.75		1,254	70
08-31-2011	8.10	0.04		1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23		2.27		0.74		0.40		1,063	16
CLASS R2
02-29-2016[6]	11.16	0.13	[7]	(0.70)	(0.57)	(0.12)	(0.54)	—	(0.66)	9.93	(5.56	) [8]	0.64	[9]	0.50	[9]	2.37	[7,9]	661	8
08-31-2015	12.30	0.11	[7]	(0.62)	(0.51)	(0.11)	(0.52)	—	(0.63)	11.16		(4.36)	1.36		0.50		0.94	[7]	464	12
08-31-2014	10.67	0.08		2.00	2.08	(0.10)	(0.35)	—	(0.45)	12.30	19.76		3.96		0.58		0.69		524	14
08-31-2013	9.90	0.05		1.39	1.44	(0.09)	(0.58)	—	(0.67)	10.67	15.22		11.95		0.59		0.50		293	15
08-31-2012[12]	9.92		(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20	) [8]	16.78	[9]	0.59	[9]	(0.15	) [8,9]	100	70	[13]
CLASS R3
02-29-2016[6]	11.11	0.15	[7]	(0.73)	(0.58)	(0.10)	(0.54)	—	(0.64)	9.89	(5.64	) [8]	0.79	[9]	0.65	[9]	2.80	[7,9]	1,144	8
08-31-2015	12.25	0.10	[7]	(0.63)	(0.53)	(0.09)	(0.52)	—	(0.61)	11.11		(4.51)	0.90		0.65		0.81	[7]	2,070	12
08-31-2014	10.63	0.06		1.99	2.05	(0.08)	(0.35)	—	(0.43)	12.25	19.58		1.69		0.73		0.50		2,027	14
08-31-2013	9.87	0.05		1.36	1.41	(0.07)	(0.58)	—	(0.65)	10.63	14.99		1.90		0.74		0.53		1,332	15
08-31-2012	9.22	0.06		0.72	0.78	(0.07)	(0.06)	—	(0.13)	9.87	8.55		2.20		0.71		0.68		1,102	70
08-31-2011	8.10	0.05		1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.22	15.46		2.59		0.64		0.49		943	16
CLASS R4
02-29-2016[6]	11.16	0.15	[7]	(0.71)	(0.56)	(0.15)	(0.54)	—	(0.69)	9.91	(5.50	) [8]	0.49	[9]	0.25	[9]	2.83	[7,9]	422	8
08-31-2015	12.30	0.17	[7]	(0.65)	(0.48)	(0.14)	(0.52)	—	(0.66)	11.16		(4.12)	0.73		0.25		1.39	[7]	629	12
08-31-2014	10.67	0.10		2.00	2.10	(0.12)	(0.35)	—	(0.47)	12.30	20.04		2.05		0.33		0.89		1,215	14
08-31-2013	9.90	0.10		1.36	1.46	(0.11)	(0.58)	—	(0.69)	10.67	15.50		2.41		0.34		0.92		812	15
08-31-2012	9.25	0.09		0.71	0.80	(0.09)	(0.06)	—	(0.15)	9.90	8.81		2.75		0.40		0.95		677	70
08-31-2011	8.13	0.06		1.22	1.28	(0.09)	(0.07)	—	(0.16)	9.25	15.66		3.75		0.39		0.67		498	16
CLASS R5
02-29-2016[6]	11.22	0.15	[7]	(0.71)	(0.56)	(0.17)	(0.54)	—	(0.71)	9.95	(5.46	) [8]	0.19	[9]	0.05	[9]	2.79	[7,9]	1,612	8
08-31-2015	12.36	0.17	[7]	(0.63)	(0.46)	(0.16)	(0.52)	—	(0.68)	11.22		(3.90)	0.40		0.05		1.42	[7]	1,638	12
08-31-2014	10.72	0.12		2.01	2.13	(0.14)	(0.35)	—	(0.49)	12.36	20.27		1.36		0.13		1.01		1,399	14
08-31-2013	9.94	0.15		1.34	1.49	(0.13)	(0.58)	—	(0.71)	10.72	15.78		1.11		0.14		1.43		1,023	15
08-31-2012	9.28	0.12		0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.24		1.47		0.13		1.27		1,633	70
08-31-2011	8.16	0.11		1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92		2.72		0.09		1.10		534	16
Class R6
02-29-2016[6]	11.20	0.16	[7]	(0.71)	(0.55)	(0.18)	(0.54)	—	(0.72)	9.93	(5.42	) [8]	0.14	[9]	—	[9]	2.97	[7,9]	1,672	8
08-31-2015	12.35	0.16	[7]	(0.62)	(0.46)	(0.17)	(0.52)	—	(0.69)	11.20		(3.94)	0.39		—		1.36	[7]	1,781	12
08-31-2014	10.70	0.14		2.01	2.15	(0.15)	(0.35)	—	(0.50)	12.35	20.46		0.70		0.08		1.19		1,496	14
08-31-2013	9.93	0.09		1.39	1.48	(0.13)	(0.58)	—	(0.71)	10.70	15.72		1.22		0.09		0.87		1,885	15
08-31-2012[14]	9.27	0.13		0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.25		16.83		0.09		1.35		107	70

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       43

Financial highlights continued

Retirement Living through 2045 Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-29-2016[6]	11.21	0.15	[7]	(0.71)	(0.56)	(0.17)	(0.54)	—	(0.71)	9.94	(5.46	) [8]	0.17	[9]	0.05	[9]	2.84	[7,9]	648,775	8
08-31-2015	12.35	0.18	[7]	(0.64)	(0.46)	(0.16)	(0.52)	—	(0.68)	11.21		(3.90)	0.15		0.05		1.49	[7]	705,106	12
08-31-2014	10.71	0.14		1.99	2.13	(0.14)	(0.35)	—	(0.49)	12.35	20.29		0.14		0.13		1.16		767,166	14
08-31-2013	9.93	0.12		1.37	1.49	(0.13)	(0.58)	—	(0.71)	10.71	15.78		0.14		0.14		1.14		632,322	15
08-31-2012	9.27	0.12		0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19		0.15		0.14		1.25		528,261	70
08-31-2011	8.15	0.10		1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89		0.15		0.14		1.05		443,236	16

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.21%, 0.53% - 1.23%, 0.52%-1.26%, 0.50% - 1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
6	Six months ended 2-29-16. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 and $0.01 per share and 0.10% and 0.09%, for the periods ended 2-29-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       44

Retirement Living through 2040 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-29-2016[6]	11.24	0.14	[7]	(0.72)	(0.58)	(0.13)	(0.54)	—	(0.67)	9.99	(5.65	) [8]	0.55	[9]	0.42	[9]	2.56	[7,9]	61,383	7
08-31-2015	12.36	0.13	[7]	(0.63)	(0.50)	(0.11)	(0.51)	—	(0.62)	11.24		(4.27)	0.54		0.44		1.05	[7]	55,527	12
08-31-2014	10.71	0.08		2.01	2.09	(0.10)	(0.34)	—	(0.44)	12.36	19.79		0.58		0.58		0.66		45,469	14
08-31-2013	9.89	0.07		1.36	1.43	(0.08)	(0.53)	—	(0.61)	10.71	15.13		0.64		0.59		0.63		30,120	14
08-31-2012	9.23	0.07		0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.89	8.71		0.73		0.60		0.75		18,146	69
08-31-2011	8.12	0.05		1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.23	15.35		0.76		0.59		0.51		12,218	16
CLASS I
02-29-2016[6]	11.30	0.15	[7]	(0.72)	(0.57)	(0.16)	(0.54)	—	(0.70)	10.03	(5.49	) [8]	0.23	[9]	0.11	[9]	2.85	[7,9]	85	7
08-31-2015[10]	11.84	0.01	[7]	(0.55)	(0.54)	—	—	—	—	11.30	(4.56	) [8]	0.22	[9]	0.10	[9]	0.22	[7,9]	95	12	[11]
CLASS R1
02-29-2016[6]	11.20	0.12	[7]	(0.72)	(0.60)	(0.09)	(0.54)	—	(0.63)	9.97	(5.80	) [8]	0.89	[9]	0.75	[9]	2.18	[7,9]	2,118	7
08-31-2015	12.33	0.09	[7]	(0.63)	(0.54)	(0.08)	(0.51)	—	(0.59)	11.20		(4.60)	1.00		0.75		0.75	[7]	2,308	12
08-31-2014	10.69	0.05		2.00	2.05	(0.07)	(0.34)	—	(0.41)	12.33	19.45		1.62		0.83		0.46		2,258	14
08-31-2013	9.86	0.05		1.37	1.42	(0.06)	(0.53)	—	(0.59)	10.69	15.00		1.58		0.84		0.51		1,985	14
08-31-2012	9.21	0.06		0.71	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.44		1.72		0.82		0.67		1,846	69
08-31-2011	8.10	0.04		1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23		2.02		0.74		0.41		1,142	16
CLASS R2
02-29-2016[6]	11.26	0.17	[7]	(0.75)	(0.58)	(0.12)	(0.54)	—	(0.66)	10.02	(5.71	) [8]	0.64	[9]	0.50	[9]	3.09	[7,9]	748	7
08-31-2015	12.38	0.13	[7]	(0.63)	(0.50)	(0.11)	(0.51)	—	(0.62)	11.26		(4.26)	0.88		0.50		1.09	[7]	501	12
08-31-2014	10.73	0.03		2.06	2.09	(0.10)	(0.34)	—	(0.44)	12.38	19.75		2.11		0.58		0.22		1,489	14
08-31-2013	9.90	0.05		1.39	1.44	(0.08)	(0.53)	—	(0.61)	10.73	15.21		9.52		0.59		0.51		312	14
08-31-2012[12]	9.92		(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20	) [8]	16.77	[9]	0.60	[9]	(0.15	) [9]	100	69	[13]
CLASS R3
02-29-2016[6]	11.19	0.14	[7]	(0.73)	(0.59)	(0.10)	(0.54)	—	(0.64)	9.96	(5.71	) [8]	0.79	[9]	0.65	[9]	2.58	[7,9]	1,928	7
08-31-2015	12.32	0.10	[7]	(0.63)	(0.53)	(0.09)	(0.51)	—	(0.60)	11.19		(4.51)	0.87		0.65		0.86	[7]	2,763	12
08-31-2014	10.68	0.08		1.98	2.06	(0.08)	(0.34)	—	(0.42)	12.32	19.58		1.22		0.73		0.66		3,213	14
08-31-2013	9.86	0.05		1.37	1.42	(0.07)	(0.53)	—	(0.60)	10.68	15.01		1.23		0.74		0.51		3,235	14
08-31-2012	9.21	0.07		0.71	0.78	(0.07)	(0.06)	—	(0.13)	9.86	8.56		1.32		0.71		0.71		2,766	69
08-31-2011	8.10	0.05		1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.21	15.34		1.43		0.64		0.47		2,763	16
CLASS R4
02-29-2016[6]	11.25	0.14	[7]	(0.70)	(0.56)	(0.15)	(0.54)	—	(0.69)	10.00	(5.46	) [8]	0.49	[9]	0.25	[9]	2.62	[7,9]	869	7
08-31-2015	12.38	0.21	[7]	(0.69)	(0.48)	(0.14)	(0.51)	—	(0.65)	11.25		(4.10)	0.73		0.25		1.73	[7]	888	12
08-31-2014	10.73	0.10		2.01	2.11	(0.12)	(0.34)	—	(0.46)	12.38	20.03		1.94		0.33		0.87		1,349	14
08-31-2013	9.90	0.09		1.38	1.47	(0.11)	(0.53)	—	(0.64)	10.73	15.51		2.71		0.34		0.84		763	14
08-31-2012	9.24	0.09		0.72	0.81	(0.09)	(0.06)	—	(0.15)	9.90	8.93		3.78		0.40		1.00		505	69
08-31-2011	8.13	0.09		1.18	1.27	(0.09)	(0.07)	—	(0.16)	9.24	15.54		8.19		0.39		0.95		162	16
CLASS R5
02-29-2016[6]	11.31	0.17	[7]	(0.73)	(0.56)	(0.17)	(0.54)	—	(0.71)	10.04	(5.42	) [8]	0.19	[9]	0.05	[9]	3.13	[7,9]	1,271	7
08-31-2015	12.44	0.18	[7]	(0.64)	(0.46)	(0.16)	(0.51)	—	(0.67)	11.31		(3.89)	0.29		0.05		1.48	[7]	2,411	12
08-31-2014	10.77	0.16		2.00	2.16	(0.15)	(0.34)	—	(0.49)	12.44	20.36		0.57		0.13		1.33		2,271	14
08-31-2013	9.94	0.11		1.38	1.49	(0.13)	(0.53)	—	(0.66)	10.77	15.67		0.51		0.14		1.03		4,126	14
08-31-2012	9.28	0.10		0.74	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.23		0.92		0.14		1.10		3,371	69
08-31-2011	8.16	0.11		1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92		1.89		0.09		1.11		900	16
Class R6
02-29-2016[6]	11.29	0.17	[7]	(0.72)	(0.55)	(0.18)	(0.54)	—	(0.72)	10.02	(5.39	) [8]	0.14	[9]	—	[9]	3.09	[7,9]	1,795	7
08-31-2015	12.42	0.15	[7]	(0.60)	(0.45)	(0.17)	(0.51)	—	(0.68)	11.29		(3.85)	0.41		—		1.29	[7]	1,762	12
08-31-2014	10.76	0.14		2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.42	20.34		0.70		0.08		1.16		1,232	14
08-31-2013	9.93	0.07		1.42	1.49	(0.13)	(0.53)	—	(0.66)	10.76	15.73		1.12		0.09		0.69		2,168	14
08-31-2012[14]	9.27	0.13		0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.24		16.85		0.10		1.35		107	69

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       45

Financial highlights continued

Retirement Living through 2040 Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-29-2016[6]	11.30	0.15	[7]	(0.71)	(0.56)	(0.17)	(0.54)	—	(0.71)	10.03	(5.42	) [8]	0.17	[9]	0.05	[9]	2.84	[7,9]	681,969	7
08-31-2015	12.43	0.18	[7]	(0.64)	(0.46)	(0.16)	(0.51)	—	(0.67)	11.30		(3.89)	0.15		0.05		1.49	[7]	737,363	12
08-31-2014	10.77	0.14		2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.43	20.27		0.14		0.13		1.16		796,874	14
08-31-2013	9.93	0.12		1.37	1.49	(0.12)	(0.53)	—	(0.65)	10.77	15.78		0.14		0.14		1.14		643,062	14
08-31-2012	9.27	0.12		0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19		0.15		0.15		1.25		523,000	69
08-31-2011	8.15	0.10		1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89		0.15		0.14		1.06		428,868	16

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%-1.21%, 0.53%-1.23%, 0.52%-1.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
6	Six months ended 2-29-16. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 and $0.01 per share and 0.10% and 0.09%, for the periods ended 2-29-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       46

Retirement Living through 2035 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-29-2016[6]	11.31	0.14	[7]	(0.71)	(0.57)	(0.13)	(0.55)	—	(0.68)	10.06	(5.47	) [8]	0.54	[9]	0.42	[9]	2.59	[7,9]	71,264	10
08-31-2015	12.42	0.13	[7]	(0.64)	(0.51)	(0.11)	(0.49)	—	(0.60)	11.31		(4.23)	0.54		0.44		1.08	[7]	66,902	12
08-31-2014	10.78	0.09		1.99	2.08	(0.10)	(0.34)	—	(0.44)	12.42	19.57		0.59		0.58		0.74		55,885	14
08-31-2013	9.92	0.07		1.36	1.43	(0.09)	(0.48)	—	(0.57)	10.78	15.04		0.63		0.59		0.66		37,108	15
08-31-2012	9.26	0.07		0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.92	8.69		0.70		0.59		0.74		23,816	70
08-31-2011	8.14	0.05		1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.26	15.45		0.71		0.59		0.56		15,711	17
CLASS I
02-29-2016[6]	11.38	0.16	[7]	(0.71)	(0.55)	(0.17)	(0.55)	—	(0.72)	10.11	(5.40	) [8]	0.22	[9]	0.11	[9]	2.88	[7,9]	85	10
08-31-2015[10]	11.92	0.01	[7]	(0.55)	(0.54)	—	—	—	—	11.38	(4.53	) [8]	0.22	[9]	0.10	[9]	0.27	[7]	95	12	[11]
CLASS R1
02-29-2016[6]	11.27	0.12	[7]	(0.70)	(0.58)	(0.10)	(0.55)	—	(0.65)	10.04	(5.63	) [8]	0.88	[9]	0.75	[9]	2.20	[7,9]	3,699	10
08-31-2015	12.39	0.09	[7]	(0.64)	(0.55)	(0.08)	(0.49)	—	(0.57)	11.27		(4.57)	0.94		0.75		0.73	[7]	4,451	12
08-31-2014	10.75	0.05		2.00	2.05	(0.07)	(0.34)	—	(0.41)	12.39	19.35		1.39		0.83		0.44		3,745	14
08-31-2013	9.90	0.06		1.33	1.39	(0.06)	(0.48)	—	(0.54)	10.75	14.68		1.46		0.84		0.61		2,400	15
08-31-2012	9.24	0.06		0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.90	8.54		1.51		0.81		0.66		2,475	70
08-31-2011	8.13	0.05		1.19	1.24	(0.06)	(0.07)	—	(0.13)	9.24	15.19		1.61		0.74		0.47		1,827	17
CLASS R2
02-29-2016[6]	11.34	0.14	[7]	(0.71)	(0.57)	(0.13)	(0.55)	—	(0.68)	10.09	(5.53	) [8]	0.63	[9]	0.50	[9]	2.59	[7,9]	571	10
08-31-2015	12.46	0.11	[7]	(0.63)	(0.52)	(0.11)	(0.49)	—	(0.60)	11.34		(4.30)	1.32		0.50		0.91	[7]	486	12
08-31-2014	10.81	0.09		2.00	2.09	(0.10)	(0.34)	—	(0.44)	12.46	19.61		5.07		0.58		0.72		605	14
08-31-2013	9.94	0.08		1.36	1.44	(0.09)	(0.48)	—	(0.57)	10.81	15.10		14.91		0.59		0.77		111	15
08-31-2012[12]	9.96		(0.01)	(0.01)	(0.02)	—	—	—	—	9.94	(0.20	) [8]	16.77	[9]	0.59	[9]	(0.14	) [9]	100	70	[13]
CLASS R3
02-29-2016[6]	11.29	0.14	[7]	(0.72)	(0.58)	(0.11)	(0.55)	—	(0.66)	10.05	(5.61	) [8]	0.78	[9]	0.65	[9]	2.48	[7,9]	1,509	10
08-31-2015	12.41	0.12	[7]	(0.65)	(0.53)	(0.10)	(0.49)	—	(0.59)	11.29		(4.47)	0.88		0.65		1.01	[7]	2,009	12
08-31-2014	10.77	0.07		1.99	2.06	(0.08)	(0.34)	—	(0.42)	12.41	19.42		1.37		0.73		0.57		2,831	14
08-31-2013	9.91	0.06		1.35	1.41	(0.07)	(0.48)	—	(0.55)	10.77	14.88		1.29		0.74		0.57		2,382	15
08-31-2012	9.25	0.06		0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.91	8.59		1.45		0.73		0.63		2,376	70
08-31-2011	8.14	0.04		1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.25	15.22		1.58		0.69		0.41		1,967	17
CLASS R4
02-29-2016[6]	11.36	0.15	[7]	(0.70)	(0.55)	(0.16)	(0.55)	—	(0.71)	10.10	(5.36	) [8]	0.48	[9]	0.25	[9]	2.77	[7,9]	617	10
08-31-2015	12.48	0.16	[7]	(0.65)	(0.49)	(0.14)	(0.49)	—	(0.63)	11.36		(4.06)	0.65		0.25		1.35	[7]	758	12
08-31-2014	10.83	0.12		2.00	2.12	(0.13)	(0.34)	—	(0.47)	12.48	19.85		1.57		0.33		0.98		1,536	14
08-31-2013	9.96	0.10		1.36	1.46	(0.11)	(0.48)	—	(0.59)	10.83	15.36		1.78		0.34		0.93		1,145	15
08-31-2012	9.30	0.10		0.71	0.81	(0.09)	(0.06)	—	(0.15)	9.96	8.89		1.82		0.40		1.02		1,146	70
08-31-2011	8.18	0.08		1.20	1.28	(0.09)	(0.07)	—	(0.16)	9.30	15.58		1.95		0.39		0.77		957	17
CLASS R5
02-29-2016[6]	11.38	0.14	[7]	(0.69)	(0.55)	(0.18)	(0.55)	—	(0.73)	10.10	(5.34	) [8]	0.18	[9]	0.05	[9]	2.49	[7,9]	977	10
08-31-2015	12.50	0.18	[7]	(0.64)	(0.46)	(0.17)	(0.49)	—	(0.66)	11.38		(3.86)	0.38		0.05		1.50	[7]	1,358	12
08-31-2014	10.84	0.16		1.99	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.15		1.14		0.13		1.33		1,271	14
08-31-2013	9.97	0.17		1.31	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.57		0.68		0.14		1.61		1,411	15
08-31-2012	9.31	0.09		0.75	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22		1.09		0.13		0.97		3,543	70
08-31-2011	8.19	0.12		1.19	1.31	(0.12)	(0.07)	—	(0.19)	9.31	15.88		1.60		0.09		1.23		742	17
Class R6
02-29-2016[6]	11.38	0.14	[7]	(0.68)	(0.54)	(0.19)	(0.55)	—	(0.74)	10.10	(5.28	) [8]	0.13	[9]	—	[9]	2.70	[7,9]	1,316	10
08-31-2015	12.50	0.20	[7]	(0.66)	(0.46)	(0.17)	(0.49)	—	(0.66)	11.38		(3.81)	0.51		—		1.63	[7]	924	12
08-31-2014	10.84	0.16		1.99	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.20		0.51		0.08		1.37		1,178	14
08-31-2013	9.97	0.07		1.41	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.62		0.71		0.09		0.71		3,720	15
08-31-2012[14]	9.31	0.13		0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22		16.85		0.09		1.36		107	70

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       47

Financial highlights continued

Retirement Living through 2035 Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-29-2016[6]	11.38	0.16	[7]	(0.71)	(0.55)	(0.18)	(0.55)	—	(0.73)	10.10	(5.34	) [8]	0.17	[9]	0.05	[9]	2.87	[7,9]	872,241	10
08-31-2015	12.50	0.19	[7]	(0.65)	(0.46)	(0.17)	(0.49)	—	(0.66)	11.38		(3.86)	0.15		0.05		1.54	[7]	959,123	12
08-31-2014	10.84	0.14		2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.15		0.14		0.13		1.19		1,038,396	14
08-31-2013	9.97	0.12		1.36	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.57		0.14		0.14		1.17		828,194	15
08-31-2012	9.31	0.12		0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.17		0.14		0.14		1.26		676,119	70
08-31-2011	8.18	0.10		1.21	1.31	(0.11)	(0.07)	—	(0.18)	9.31	15.97		0.14		0.14		1.07		562,731	17

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.21%, 0.52% - 1.26%, 0.50%-1.29%, 0.51%-1.47%, 0.48%-1.14% and 0.48%-1.17% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
6	Six months ended 2-29-16. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 and $0.01 per share and 0.05% and 0.10% for the periods ended 2-29-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       48

Retirement Living through 2030 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-29-2016[6]	11.10	0.15	[7]	(0.67)	(0.52)	(0.16)	(0.51)	—	(0.67)	9.91	(5.08	) [8]	0.54	[9]	0.42	[9]	2.78	[7,9]	92,696	9
08-31-2015	12.19	0.15	[7]	(0.62)	(0.47)	(0.13)	(0.49)	—	(0.62)	11.10		(3.98)	0.53		0.44		1.31	[7]	85,386	14
08-31-2014	10.65	0.10		1.87	1.97	(0.12)	(0.31)	—	(0.43)	12.19	18.80		0.59		0.58		0.90		73,551	15
08-31-2013	9.85	0.09		1.25	1.34	(0.11)	(0.43)	—	(0.54)	10.65	14.11		0.61		0.58		0.86		49,497	15
08-31-2012	9.21	0.10		0.68	0.78	(0.09)	(0.05)	—	(0.14)	9.85	8.66		0.68		0.59		1.02		32,160	69
08-31-2011	8.13	0.07		1.16	1.23	(0.08)	(0.07)	—	(0.15)	9.21	15.09		0.66		0.59		0.72		23,069	19
CLASS I
02-29-2016[6]	11.08	0.16	[7]	(0.65)	(0.49)	(0.20)	(0.51)	—	(0.71)	9.88	(4.89	) [8]	0.22	[9]	0.10	[9]	3.08	[7,9]	85	9
08-31-2015[10]	11.58	0.03	[7]	(0.53)	(0.50)	—	—	—	—	11.08	(4.32	) [8]	0.21	[9]	0.10	[9]	0.50	[7,9]	96	14	[11]
CLASS R1
02-29-2016[6]	11.04	0.12	[7]	(0.65)	(0.53)	(0.13)	(0.51)	—	(0.64)	9.87	(5.26	) [8]	0.88	[9]	0.75	[9]	2.26	[7,9]	3,134	9
08-31-2015	12.13	0.13	[7]	(0.63)	(0.50)	(0.10)	(0.49)	—	(0.59)	11.04		(4.24)	0.95		0.75		1.09	[7]	2,915	14
08-31-2014	10.61	0.08		1.84	1.92	(0.09)	(0.31)	—	(0.40)	12.13	18.40		1.31		0.83		0.68		3,685	15
08-31-2013	9.81	0.08		1.23	1.31	(0.08)	(0.43)	—	(0.51)	10.61	13.88		1.32		0.83		0.74		2,908	15
08-31-2012	9.17	0.08		0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.81	8.53		1.44		0.81		0.83		2,742	69
08-31-2011	8.10	0.06		1.15	1.21	(0.07)	(0.07)	—	(0.14)	9.17	14.86		1.47		0.74		0.59		2,240	19
CLASS R2
02-29-2016[6]	11.04	0.15	[7]	(0.66)	(0.51)	(0.16)	(0.51)	—	(0.67)	9.86	(5.10	) [8]	0.61	[9]	0.50	[9]	2.75	[7,9]	1,075	9
08-31-2015	12.14	0.15	[7]	(0.63)	(0.48)	(0.13)	(0.49)	—	(0.62)	11.04		(4.08)	0.95		0.50		1.29	[7]	845	14
08-31-2014	10.61	0.10		1.86	1.96	(0.12)	(0.31)	—	(0.43)	12.14	18.78		2.21		0.58		0.86		1,156	15
08-31-2013	9.82	0.04		1.29	1.33	(0.11)	(0.43)	—	(0.54)	10.61	14.04		5.79		0.58		0.37		567	15
08-31-2012[12]	9.80	—	[13]	0.02	0.02	—	—	—	—	9.82	0.20	[8]	16.01	[9]	0.59	[9]	(0.01	) [9]	100	69	[14]
CLASS R3
02-29-2016[6]	11.05	0.14	[7]	(0.66)	(0.52)	(0.14)	(0.51)	—	(0.65)	9.88	(5.15	) [8]	0.78	[9]	0.65	[9]	2.65	[7,9]	1,691	9
08-31-2015	12.15	0.14	[7]	(0.63)	(0.49)	(0.12)	(0.49)	—	(0.61)	11.05		(4.22)	0.86		0.65		1.20	[7]	2,210	14
08-31-2014	10.62	0.09		1.85	1.94	(0.10)	(0.31)	—	(0.41)	12.15	18.59		1.18		0.73		0.82		3,604	15
08-31-2013	9.82	0.08		1.24	1.32	(0.09)	(0.43)	—	(0.52)	10.62	13.98		1.20		0.73		0.79		3,397	15
08-31-2012	9.18	0.08		0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.82	8.58		1.28		0.72		0.88		3,146	69
08-31-2011	8.11	0.05		1.16	1.21	(0.07)	(0.07)	—	(0.14)	9.18	14.90		1.38		0.69		0.57		2,651	19
CLASS R4
02-29-2016[6]	11.07	0.16	[7]	(0.67)	(0.51)	(0.18)	(0.51)	—	(0.69)	9.87	(5.02	) [8]	0.48	[9]	0.25	[9]	2.93	[7,9]	855	9
08-31-2015	12.16	0.20	[7]	(0.64)	(0.44)	(0.16)	(0.49)	—	(0.65)	11.07		(3.75)	0.71		0.25		1.71	[7]	949	14
08-31-2014	10.63	0.13		1.86	1.99	(0.15)	(0.31)	—	(0.46)	12.16	19.02		1.89		0.33		1.11		1,252	15
08-31-2013	9.83	0.11		1.25	1.36	(0.13)	(0.43)	—	(0.56)	10.63	14.42		2.72		0.33		1.09		747	15
08-31-2012	9.19	0.12		0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.83	8.91		2.36		0.40		1.31		498	69
08-31-2011	8.12	0.04		1.20	1.24	(0.10)	(0.07)	—	(0.17)	9.19	15.19		3.87		0.39		0.42		560	19
CLASS R5
02-29-2016[6]	11.09	0.19	[7]	(0.68)	(0.49)	(0.21)	(0.51)	—	(0.72)	9.88	(4.91	) [8]	0.18	[9]	0.05	[9]	3.46	[7,9]	1,593	9
08-31-2015	12.19	0.20	[7]	(0.62)	(0.42)	(0.19)	(0.49)	—	(0.68)	11.09		(3.63)	0.28		0.05		1.74	[7]	2,356	14
08-31-2014	10.65	0.18		1.84	2.02	(0.17)	(0.31)	—	(0.48)	12.19	19.30		0.43		0.13		1.54		2,577	15
08-31-2013	9.85	0.15		1.23	1.38	(0.15)	(0.43)	—	(0.58)	10.65	14.62		0.36		0.13		1.43		5,557	15
08-31-2012	9.21	0.11		0.72	0.83	(0.14)	(0.05)	—	(0.19)	9.85	9.24		0.58		0.13		1.18		6,777	69
08-31-2011	8.13	0.12		1.16	1.28	(0.13)	(0.07)	—	(0.20)	9.21	15.61		0.88		0.09		1.29		2,031	19
Class R6
02-29-2016[6]	11.09	0.17	[7]	(0.66)	(0.49)	(0.21)	(0.51)	—	(0.72)	9.88	(4.86	) [8]	0.13	[9]	—	[9]	3.28	[7,9]	2,252	9
08-31-2015	12.19	0.22	[7]	(0.64)	(0.42)	(0.19)	(0.49)	—	(0.68)	11.09		(3.58)	0.31		—		1.87	[7]	2,028	14
08-31-2014	10.64	0.17		1.86	2.03	(0.17)	(0.31)	—	(0.48)	12.19	19.47		0.32		0.08		1.44		2,554	15
08-31-2013	9.85	0.07		1.31	1.38	(0.16)	(0.43)	—	(0.59)	10.64	14.57		0.48		0.08		0.66		6,446	15
08-31-2012[15]	9.20	0.15		0.69	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.36		16.91		0.09		1.60		107	69

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       49

Financial highlights continued

Retirement Living through 2030 Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-29-2016[6]	11.09	0.16	[7]	(0.65)	(0.49)	(0.21)	(0.51)	—	(0.72)	9.88	(4.91	) [8]	0.16	[9]	0.05	[9]	3.08	[7,9]	1,058,999	9
08-31-2015	12.19	0.20	[7]	(0.62)	(0.42)	(0.19)	(0.49)	—	(0.68)	11.09		(3.63)	0.15		0.05		1.73	[7]	1,144,249	14
08-31-2014	10.65	0.16		1.86	2.02	(0.17)	(0.31)	—	(0.48)	12.19	19.30		0.14		0.13		1.39		1,246,619	15
08-31-2013	9.85	0.14		1.24	1.38	(0.15)	(0.43)	—	(0.58)	10.65	14.58		0.13		0.13		1.37		1,013,152	15
08-31-2012	9.20	0.14		0.70	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.30		0.14		0.14		1.50		855,802	69
08-31-2011	8.12	0.12		1.15	1.27	(0.12)	(0.07)	—	(0.19)	9.20	15.58		0.14		0.14		1.24		719,995	19

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% -1.21%, 0.50%-1.29%, 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17% and 0.49%-1.31% for the periods ended 8-31-15, 8-31-14, 8-31-13, 8-31-12, and 8-31-11, respectively.
6	Six months ended 2-29-16. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 and $0.01 per share and 0.11% and 0.12%, for the periods ended 2-29-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	Less than $0.005 per share.
14	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
15	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       50

Retirement Living through 2025 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-29-2016[6]	11.01	0.16	[7]	(0.61)	(0.45)	(0.19)	(0.47)	—	(0.66)	9.90	(4.39	) [8]	0.53	[9]	0.42	[9]	2.97	[7,9]	93,217	11
08-31-2015	12.04	0.18	[7]	(0.59)	(0.41)	(0.16)	(0.46)	—	(0.62)	11.01		(3.59)	0.53		0.44		1.59	[7]	88,278	15
08-31-2014	10.65	0.14		1.68	1.82	(0.14)	(0.29)	—	(0.43)	12.04	17.38		0.58		0.58		1.18		74,977	15
08-31-2013	9.91	0.12		1.10	1.22	(0.13)	(0.35)	—	(0.48)	10.65	12.71		0.60		0.58		1.18		54,244	17
08-31-2012	9.27	0.13		0.68	0.81	(0.12)	(0.05)	—	(0.17)	9.91	8.93		0.67		0.59		1.36		38,080	66
08-31-2011	8.28	0.10		1.07	1.17	(0.11)	(0.07)	—	(0.18)	9.27	14.09		0.66		0.58		1.06		25,760	22
CLASS I
02-29-2016[6]	10.98	0.18	[7]	(0.60)	(0.42)	(0.23)	(0.47)	—	(0.70)	9.86	(4.20	) [8]	0.22	[9]	0.11	[9]	3.31	[7,9]	86	11
08-31-2015[10]	11.42	0.04	[7]	(0.48)	(0.44)	—	—	—	—	10.98	(3.85	) [8]	0.21	[9]	0.10	[9]	0.83	[7,9]	96	15	[11]
CLASS R1
02-29-2016[6]	10.94	0.14	[7]	(0.60)	(0.46)	(0.16)	(0.47)	—	(0.63)	9.85	(4.57	) [8]	0.88	[9]	0.75	[9]	2.70	[7,9]	4,231	11
08-31-2015	11.98	0.14	[7]	(0.59)	(0.45)	(0.13)	(0.46)	—	(0.59)	10.94		(3.94)	0.92		0.75		1.19	[7]	5,346	15
08-31-2014	10.60	0.11		1.67	1.78	(0.11)	(0.29)	—	(0.40)	11.98	17.09		1.30		0.83		0.93		4,313	15
08-31-2013	9.87	0.10		1.08	1.18	(0.10)	(0.35)	—	(0.45)	10.60	12.38		1.30		0.83		0.99		2,928	17
08-31-2012	9.23	0.12		0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.87	8.80		1.41		0.81		1.26		2,646	66
08-31-2011	8.25	0.09		1.06	1.15	(0.10)	(0.07)	—	(0.17)	9.23	13.86		1.53		0.73		0.98		2,214	22
CLASS R2
02-29-2016[6]	10.95	0.15	[7]	(0.60)	(0.45)	(0.18)	(0.47)	—	(0.65)	9.85	(4.41	) [8]	0.63	[9]	0.50	[9]	2.79	[7,9]	935	11
08-31-2015	11.99	0.18	[7]	(0.60)	(0.42)	(0.16)	(0.46)	—	(0.62)	10.95		(3.70)	1.02		0.50		1.56	[7]	770	15
08-31-2014	10.60	0.12		1.70	1.82	(0.14)	(0.29)	—	(0.43)	11.99	17.46		2.75		0.58		1.05		912	15
08-31-2013	9.87	0.10		1.11	1.21	(0.13)	(0.35)	—	(0.48)	10.60	12.64		7.20		0.58		1.00		438	17
08-31-2012[12]	9.81	0.02		0.04	0.06	—	—	—	—	9.87	0.61	[8]	17.38	[9]	0.59	[9]	0.29	[9]	101	66	[13]
CLASS R3
02-29-2016[6]	10.95	0.16	[7]	(0.61)	(0.45)	(0.17)	(0.47)	—	(0.64)	9.86	(4.46	) [8]	0.78	[9]	0.65	[9]	2.95	[7,9]	3,763	11
08-31-2015	12.00	0.18	[7]	(0.63)	(0.45)	(0.14)	(0.46)	—	(0.60)	10.95		(3.92)	0.83		0.65		1.52	[7]	3,676	15
08-31-2014	10.61	0.12		1.68	1.80	(0.12)	(0.29)	—	(0.41)	12.00	17.28		1.11		0.73		1.04		4,784	15
08-31-2013	9.88	0.11		1.08	1.19	(0.11)	(0.35)	—	(0.46)	10.61	12.47		1.14		0.73		1.04		3,710	17
08-31-2012	9.24	0.12		0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.88	8.84		1.21		0.72		1.27		3,650	66
08-31-2011	8.25	0.09		1.07	1.16	(0.10)	(0.07)	—	(0.17)	9.24	14.04		1.27		0.68		0.92		3,068	22
CLASS R4
02-29-2016[6]	10.99	0.17	[7]	(0.61)	(0.44)	(0.21)	(0.47)	—	(0.68)	9.87	(4.33	) [8]	0.47	[9]	0.25	[9]	3.15	[7,9]	363	11
08-31-2015	12.03	0.22	[7]	(0.61)	(0.39)	(0.19)	(0.46)	—	(0.65)	10.99		(3.43)	0.67		0.25		1.91	[7]	397	15
08-31-2014	10.63	0.18		1.68	1.86	(0.17)	(0.29)	—	(0.46)	12.03	17.78		1.51		0.33		1.58		1,388	15
08-31-2013	9.90	0.16		1.07	1.23	(0.15)	(0.35)	—	(0.50)	10.63	12.89		1.40		0.33		1.52		1,408	17
08-31-2012	9.26	0.14		0.69	0.83	(0.14)	(0.05)	—	(0.19)	9.90	9.17		1.64		0.39		1.46		1,416	66
08-31-2011	8.27	0.12		1.07	1.19	(0.13)	(0.07)	—	(0.20)	9.26	14.32		1.87		0.38		1.23		1,050	22
CLASS R5
02-29-2016[6]	10.99	0.16	[7]	(0.59)	(0.43)	(0.23)	(0.47)	—	(0.70)	9.86	(4.22	) [8]	0.18	[9]	0.05	[9]	3.04	[7,9]	1,657	11
08-31-2015	12.03	0.23	[7]	(0.60)	(0.37)	(0.21)	(0.46)	—	(0.67)	10.99		(3.24)	0.31		0.05		1.96	[7]	2,114	15
08-31-2014	10.63	0.21		1.67	1.88	(0.19)	(0.29)	—	(0.48)	12.03	18.01		0.85		0.13		1.82		1,733	15
08-31-2013	9.90	0.23		1.02	1.25	(0.17)	(0.35)	—	(0.52)	10.63	13.11		0.40		0.13		2.21		2,099	17
08-31-2012	9.26	0.16		0.70	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51		0.50		0.12		1.66		8,683	66
08-31-2011	8.27	0.16		1.06	1.22	(0.16)	(0.07)	—	(0.23)	9.26	14.63		0.64		0.08		1.67		3,342	22
Class R6
02-29-2016[6]	10.98	0.20	[7]	(0.62)	(0.42)	(0.24)	(0.47)	—	(0.71)	9.85	(4.18	) [8]	0.13	[9]	—	[9]	3.76	[7,9]	2,959	11
08-31-2015	12.02	0.25	[7]	(0.61)	(0.36)	(0.22)	(0.46)	—	(0.68)	10.98		(3.20)	0.50		—		2.13	[7]	1,007	15
08-31-2014	10.63	0.21		1.66	1.87	(0.19)	(0.29)	—	(0.48)	12.02	17.97		0.29		0.08		1.84		1,067	15
08-31-2013	9.90	0.09		1.17	1.26	(0.18)	(0.35)	—	(0.53)	10.63	13.16		0.43		0.08		0.88		9,211	17
08-31-2012[14]	9.26	0.18		0.68	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51		18.84		0.09		1.95		107	66

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       51

Financial highlights continued

Retirement Living through 2025 Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-29-2016[6]	10.99	0.18	[7]	(0.61)	(0.43)	(0.23)	(0.47)	—	(0.70)	9.86	(4.22	) [8]	0.16	[9]	0.05	[9]	3.32	[7,9]	1,192,457	11
08-31-2015	12.03	0.23	[7]	(0.60)	(0.37)	(0.21)	(0.46)	—	(0.67)	10.99		(3.24)	0.15		0.05		2.02	[7]	1,308,200	15
08-31-2014	10.64	0.19		1.68	1.87	(0.19)	(0.29)	—	(0.48)	12.03	17.89		0.13		0.13		1.65		1,393,300	15
08-31-2013	9.90	0.17		1.09	1.26	(0.17)	(0.35)	—	(0.52)	10.64	13.21		0.13		0.13		1.65		1,147,492	17
08-31-2012	9.26	0.17		0.68	0.85	(0.16)	(0.05)	—	(0.21)	9.90	9.46		0.14		0.14		1.84		992,393	66
08-31-2011	8.27	0.15		1.06	1.21	(0.15)	(0.07)	—	(0.22)	9.26	14.58		0.14		0.13		1.59		829,297	22

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% -1.21%, 0.53% - 1.23%, 0.52% - 1.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
6	Six months ended 2-29-16. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.xx and $0.01 per share and 0.xx% and 0.10%, for the periods ended 2-29-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       52

Retirement Living through 2020 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-29-2016[6]	10.69	0.17	[7]	(0.55)	(0.38)	(0.23)	(0.50)	—	(0.73)	9.58	(3.91	) [8]	0.54	[9]	0.42	[9]	3.26	[7,9]	91,718	12
08-31-2015	11.69	0.22	[7]	(0.60)	(0.38)	(0.19)	(0.43)	—	(0.62)	10.69		(3.38)	0.54		0.44		1.96	[7]	85,398	18
08-31-2014	10.53	0.16		1.47	1.63	(0.18)	(0.29)	—	(0.47)	11.69	15.79		0.59		0.58		1.46		77,843	17
08-31-2013	10.00	0.16		0.88	1.04	(0.17)	(0.34)	—	(0.51)	10.53	10.71		0.60		0.58		1.50		52,733	18
08-31-2012	9.39	0.17		0.66	0.83	(0.17)	(0.05)	—	(0.22)	10.00	9.03		0.67		0.59		1.78		37,860	63
08-31-2011	8.52	0.16		0.94	1.10	(0.15)	(0.08)	—	(0.23)	9.39	12.87		0.65		0.58		1.61		29,087	24
CLASS I
02-29-2016[6]	10.69	0.18	[7]	(0.54)	(0.36)	(0.26)	(0.50)	—	(0.76)	9.57	(3.71	) [8]	0.22	[9]	0.11	[9]	3.58	[7,9]	86	12
08-31-2015[10]	11.07	0.06	[7]	(0.44)	(0.38)	—	—	—	—	10.69	(3.43	) [8]	0.22	[9]	0.10	[9]	1.17	[7,9]	97	18	[11]
CLASS R1
02-29-2016[6]	10.64	0.15	[7]	(0.54)	(0.39)	(0.19)	(0.50)	—	(0.69)	9.56	(3.96	) [8]	0.88	[9]	0.75	[9]	2.85	[7,9]	2,572	12
08-31-2015	11.64	0.19	[7]	(0.59)	(0.40)	(0.17)	(0.43)	—	(0.60)	10.64		(3.65)	0.93		0.74		1.66	[7]	3,098	18
08-31-2014	10.50	0.14		1.44	1.58	(0.15)	(0.29)	—	(0.44)	11.64	15.36		1.32		0.83		1.23		3,553	17
08-31-2013	9.97	0.14		0.87	1.01	(0.14)	(0.34)	—	(0.48)	10.50	10.48		1.33		0.83		1.34		2,973	18
08-31-2012	9.37	0.15		0.65	0.80	(0.15)	(0.05)	—	(0.20)	9.97	8.77		1.39		0.81		1.59		2,704	63
08-31-2011	8.51	0.15		0.93	1.08	(0.14)	(0.08)	—	(0.22)	9.37	12.61		1.47		0.73		1.51		2,308	24
CLASS R2
02-29-2016[6]	10.65	0.15	[7]	(0.53)	(0.38)	(0.22)	(0.50)	—	(0.72)	9.55	(3.90	) [8]	0.63	[9]	0.50	[9]	3.03	[7,9]	1,068	12
08-31-2015	11.65	0.21	[7]	(0.59)	(0.38)	(0.19)	(0.43)	—	(0.62)	10.65		(3.40)	0.91		0.49		1.87	[7]	1,105	18
08-31-2014	10.50	0.15		1.47	1.62	(0.18)	(0.29)	—	(0.47)	11.65	15.73		2.24		0.58		1.33		1,233	17
08-31-2013	9.98	0.10		0.93	1.03	(0.17)	(0.34)	—	(0.51)	10.50	10.62		5.81		0.58		0.93		640	18
08-31-2012[12]	9.86	0.04		0.08	0.12	—	—	—	—	9.98	1.22	[8]	16.59	[9]	0.59	[9]	0.37	[9]	101	63	[13]
CLASS R3
02-29-2016[6]	10.65	0.16	[7]	(0.55)	(0.39)	(0.20)	(0.50)	—	(0.70)	9.56	(3.96	) [8]	0.78	[9]	0.65	[9]	3.06	[7,9]	3,468	12
08-31-2015	11.66	0.20	[7]	(0.60)	(0.40)	(0.18)	(0.43)	—	(0.61)	10.65		(3.63)	0.83		0.65		1.81	[7]	3,419	18
08-31-2014	10.51	0.16		1.45	1.61	(0.17)	(0.29)	—	(0.46)	11.66	15.56		1.12		0.73		1.42		4,269	17
08-31-2013	9.98	0.15		0.87	1.02	(0.15)	(0.34)	—	(0.49)	10.51	10.57		1.07		0.73		1.40		4,378	18
08-31-2012	9.38	0.15		0.66	0.81	(0.16)	(0.05)	—	(0.21)	9.98	8.82		1.14		0.72		1.62		4,493	63
08-31-2011	8.51	0.14		0.95	1.09	(0.14)	(0.08)	—	(0.22)	9.38	12.78		1.15		0.68		1.49		3,839	24
CLASS R4
02-29-2016[6]	10.66	0.18	[7]	(0.54)	(0.36)	(0.25)	(0.50)	—	(0.75)	9.55	(3.74	) [8]	0.48	[9]	0.25	[9]	3.57	[7,9]	707	12
08-31-2015	11.66	0.27	[7]	(0.62)	(0.35)	(0.22)	(0.43)	—	(0.65)	10.66		(3.15)	0.72		0.25		2.41	[7]	1,064	18
08-31-2014	10.51	0.20		1.45	1.65	(0.21)	(0.29)	—	(0.50)	11.66	16.00		2.00		0.33		1.80		1,151	17
08-31-2013	9.99	0.18		0.87	1.05	(0.19)	(0.34)	—	(0.53)	10.51	10.89		2.25		0.33		1.74		891	18
08-31-2012	9.38	0.19		0.66	0.85	(0.19)	(0.05)	—	(0.24)	9.99	9.27		2.34		0.40		2.01		797	63
08-31-2011	8.51	0.15		0.97	1.12	(0.17)	(0.08)	—	(0.25)	9.38	13.09		5.58		0.39		1.56		466	24
CLASS R5
02-29-2016[6]	10.69	0.19	[7]	(0.54)	(0.35)	(0.27)	(0.50)	—	(0.77)	9.57	(3.63	) [8]	0.18	[9]	0.05	[9]	3.66	[7,9]	3,461	12
08-31-2015	11.70	0.26	[7]	(0.59)	(0.33)	(0.25)	(0.43)	—	(0.68)	10.69		(3.03)	0.23		0.05		2.35	[7]	4,494	18
08-31-2014	10.55	0.24		1.43	1.67	(0.23)	(0.29)	—	(0.52)	11.70	16.16		0.40		0.13		2.10		3,896	17
08-31-2013	10.02	0.22		0.86	1.08	(0.21)	(0.34)	—	(0.55)	10.55	11.19		0.31		0.13		2.12		6,515	18
08-31-2012	9.41	0.19		0.69	0.88	(0.22)	(0.05)	—	(0.27)	10.02	9.58		0.44		0.13		1.97		10,120	63
08-31-2011	8.53	0.21		0.95	1.16	(0.20)	(0.08)	—	(0.28)	9.41	13.50		0.70		0.08		2.17		3,114	24
Class R6
02-29-2016[6]	10.69	0.19	[7]	(0.54)	(0.35)	(0.28)	(0.50)	—	(0.78)	9.56	(3.68	) [8]	0.13	[9]	—	[9]	3.73	[7,9]	1,757	12
08-31-2015	11.69	0.28	[7]	(0.60)	(0.32)	(0.25)	(0.43)	—	(0.68)	10.69		(2.90)	0.32		—		2.52	[7]	2,285	18
08-31-2014	10.53	0.23		1.45	1.68	(0.23)	(0.29)	—	(0.52)	11.69	16.35		0.30		0.08		2.06		1,745	17
08-31-2013	10.01	0.11		0.96	1.07	(0.21)	(0.34)	—	(0.55)	10.53	11.14		0.46		0.08		1.11		7,360	18
08-31-2012[14]	9.40	0.23		0.65	0.88	(0.22)	(0.05)	—	(0.27)	10.01	9.59		16.95		0.09		2.38		106	63

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       53

Financial highlights continued

Retirement Living through 2020 Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-29-2016[6]	10.69	0.18	[7]	(0.53)	(0.35)	(0.27)	(0.50)	—	(0.77)	9.57	(3.63	) [8]	0.16	[9]	0.05	[9]	3.57	[7,9]	931,189	12
08-31-2015	11.70	0.27	[7]	(0.60)	(0.33)	(0.25)	(0.43)	—	(0.68)	10.69		(3.03)	0.15		0.05		2.39	[7]	1,032,205	18
08-31-2014	10.54	0.22		1.46	1.68	(0.23)	(0.29)	—	(0.52)	11.70	16.27		0.14		0.13		1.95		1,158,072	17
08-31-2013	10.01	0.21		0.87	1.08	(0.21)	(0.34)	—	(0.55)	10.54	11.18		0.13		0.13		2.00		1,004,587	18
08-31-2012	9.40	0.22		0.65	0.87	(0.21)	(0.05)	—	(0.26)	10.01	9.53		0.14		0.14		2.27		909,856	63
08-31-2011	8.53	0.20		0.94	1.14	(0.19)	(0.08)	—	(0.27)	9.40	13.33		0.14		0.13		2.11		787,437	24

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.21%, 0.53% - 1.23%, 0.53%-1.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
6	Six months ended 2-29-16. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 and $0.01 per share and 0.13% and 0.12%, for the periods ended 2-29-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       54

Retirement Living through 2015 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-29-2016[6]	10.25	0.17	[7]	(0.47)	(0.30)	(0.25)	(0.61)	—	(0.86)	9.09	(3.27	) [8]	0.55	[9]	0.42	[9]	3.44	[7,9]	63,138	11
08-31-2015	11.35	0.24	[7]	(0.58)	(0.34)	(0.23)	(0.53)	—	(0.76)	10.25		(3.13)	0.55		0.44		2.26	[7]	62,597	16
08-31-2014	10.43	0.19		1.23	1.42	(0.21)	(0.29)	—	(0.50)	11.35	13.93		0.59		0.58		1.74		61,465	20
08-31-2013	9.96	0.19		0.66	0.85	(0.20)	(0.18)	—	(0.38)	10.43	8.78		0.61		0.59		1.80		43,192	20
08-31-2012	9.39	0.21		0.62	0.83	(0.21)	(0.05)	—	(0.26)	9.96	9.11		0.68		0.59		2.16		31,143	59
08-31-2011	8.66	0.19		0.81	1.00	(0.20)	(0.07)	—	(0.27)	9.39	11.54		0.67		0.59		2.00		22,954	30
CLASS I
02-29-2016[6]	10.25	0.19	[7]	(0.47)	(0.28)	(0.28)	(0.61)	—	(0.89)	9.08	(3.06	) [8]	0.24	[9]	0.11	[9]	3.82	[7,9]	86	11
08-31-2015[10]	10.58	0.06	[7]	(0.39)	(0.33)	—	—	—	—	10.25	(3.12	) [8]	0.23	[9]	0.10	[9]	1.40	[7,9]	97	16	[11]
CLASS R1
02-29-2016[6]	10.21	0.15	[7]	(0.47)	(0.32)	(0.21)	(0.61)	—	(0.82)	9.07	(3.40	) [8]	0.90	[9]	0.75	[9]	3.09	[7,9]	1,874	11
08-31-2015	11.32	0.19	[7]	(0.57)	(0.38)	(0.20)	(0.53)	—	(0.73)	10.21		(3.48)	1.07		0.75		1.82	[7]	2,238	16
08-31-2014	10.40	0.18		1.22	1.40	(0.19)	(0.29)	—	(0.48)	11.32	13.69		2.09		0.83		1.63		1,184	20
08-31-2013	9.93	0.17		0.66	0.83	(0.18)	(0.18)	—	(0.36)	10.40	8.53		1.86		0.84		1.69		1,276	20
08-31-2012	9.37	0.22		0.59	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.85		1.83		0.81		2.32		1,330	59
08-31-2011	8.64	0.20		0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.41		1.78		0.74		2.03		1,618	30
CLASS R2
02-29-2016[6]	10.22	0.16	[7]	(0.45)	(0.29)	(0.25)	(0.61)	—	(0.86)	9.07	(3.18	) [8]	0.57	[9]	0.44	[9]	3.29	[7,9]	259	11
08-31-2015	11.33	0.25	[7]	(0.60)	(0.35)	(0.23)	(0.53)	—	(0.76)	10.22		(3.23)	1.81		0.50		2.33	[7]	143	16
08-31-2014	10.41	0.18		1.24	1.42	(0.21)	(0.29)	—	(0.50)	11.33	13.96		5.76		0.58		1.62		366	20
08-31-2013	9.94	0.16		0.69	0.85	(0.20)	(0.18)	—	(0.38)	10.41	8.79		10.80		0.59		1.53		194	20
08-31-2012[12]	9.76	0.05		0.13	0.18	—	—	—	—	9.94	1.84	[8]	16.51	[9]	0.59	[9]	0.56	[9]	102	59	[13]
CLASS R3
02-29-2016[6]	10.21	0.16	[7]	(0.46)	(0.30)	(0.23)	(0.61)	—	(0.84)	9.07	(3.30	) [8]	0.80	[9]	0.65	[9]	3.29	[7,9]	5,378	11
08-31-2015	11.32	0.22	[7]	(0.59)	(0.37)	(0.21)	(0.53)	—	(0.74)	10.21		(3.38)	0.82		0.65		2.04	[7]	6,405	16
08-31-2014	10.41	0.18		1.22	1.40	(0.20)	(0.29)	—	(0.49)	11.32	13.69		1.03		0.73		1.62		6,277	20
08-31-2013	9.93	0.18		0.67	0.85	(0.19)	(0.18)	—	(0.37)	10.41	8.75		1.03		0.74		1.73		5,628	20
08-31-2012	9.37	0.20		0.61	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.91		1.08		0.73		2.14		5,485	59
08-31-2011	8.64	0.20		0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.46		1.34		0.69		2.03		2,946	30
CLASS R4
02-29-2016[6]	10.23	0.18	[7]	(0.46)	(0.28)	(0.27)	(0.61)	—	(0.88)	9.07	(3.09	) [8]	0.50	[9]	0.25	[9]	3.71	[7,9]	91	11
08-31-2015	11.34	0.26	[7]	(0.58)	(0.32)	(0.26)	(0.53)	—	(0.79)	10.23		(2.98)	1.51		0.25		2.43	[7]	182	16
08-31-2014	10.43	0.22		1.22	1.44	(0.24)	(0.29)	—	(0.53)	11.34	14.11		6.96		0.33		2.03		251	20
08-31-2013	9.95	0.18		0.71	0.89	(0.23)	(0.18)	—	(0.41)	10.43	9.16		13.15		0.34		1.78		160	20
08-31-2012	9.38	0.24		0.61	0.85	(0.23)	(0.05)	—	(0.28)	9.95	9.34		10.46		0.41		2.51		68	59
08-31-2011	8.65	0.20		0.82	1.02	(0.22)	(0.07)	—	(0.29)	9.38	11.76		11.17		0.39		2.04		158	30
CLASS R5
02-29-2016[6]	10.26	0.19	[7]	(0.47)	(0.28)	(0.29)	(0.61)	—	(0.90)	9.08	(3.08	) [8]	0.20	[9]	0.05	[9]	3.78	[7,9]	1,593	11
08-31-2015	11.37	0.28	[7]	(0.58)	(0.30)	(0.28)	(0.53)	—	(0.81)	10.26		(2.77)	0.36		0.05		2.62	[7]	1,767	16
08-31-2014	10.45	0.26		1.21	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.40		1.13		0.13		2.41		1,360	20
08-31-2013	9.97	0.29		0.62	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.35		0.54		0.14		2.76		1,662	20
08-31-2012	9.41	0.21		0.66	0.87	(0.26)	(0.05)	—	(0.31)	9.97	9.55		0.76		0.13		2.22		5,380	59
08-31-2011	8.67	0.23		0.83	1.06	(0.25)	(0.07)	—	(0.32)	9.41	12.17		1.24		0.09		2.38		1,465	30
Class R6
02-29-2016[6]	10.26	0.19	[7]	(0.47)	(0.28)	(0.29)	(0.61)	—	(0.90)	9.08	(3.04	) [8]	0.15	[9]	—	[9]	3.90	[7,9]	145	11
08-31-2015	11.37	0.31	[7]	(0.60)	(0.29)	(0.29)	(0.53)	—	(0.82)	10.26		(2.72)	0.89		—		2.88	[7]	394	16
08-31-2014	10.45	0.27		1.20	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.46		0.50		0.08		2.48		656	20
08-31-2013	9.97	0.16		0.75	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.40		0.65		0.09		1.53		4,406	20
08-31-2012[14]	9.40	0.27		0.61	0.88	(0.26)	(0.05)	—	(0.31)	9.97	9.67		15.61		0.09		2.80		106	59

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       55

Financial highlights continued

Retirement Living through 2015 Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-29-2016[6]	10.26	0.19	[7]	(0.47)	(0.28)	(0.29)	(0.61)	—	(0.90)	9.08	(3.08	) [8]	0.18	[9]	0.05	[9]	3.80	[7,9]	419,221	11
08-31-2015	11.37	0.29	[7]	(0.59)	(0.30)	(0.28)	(0.53)	—	(0.81)	10.26		(2.77)	0.16		0.05		2.69	[7]	486,633	16
08-31-2014	10.45	0.25		1.22	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.40		0.14		0.13		2.27		602,569	20
08-31-2013	9.97	0.24		0.67	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.35		0.14		0.14		2.32		592,173	20
08-31-2012	9.40	0.26		0.61	0.87	(0.25)	(0.05)	—	(0.30)	9.97	9.61		0.14		0.14		2.70		582,885	59
08-31-2011	8.67	0.25		0.79	1.04	(0.24)	(0.07)	—	(0.31)	9.40	12.00		0.14		0.14		2.59		534,245	30

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%-1.21%, 0.53%-1.23%, 0.52%-.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12,and 8-31-11, respectively.
6	Six months ended 2-29-16. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 and $0.01 per share and 0.14% and 0.12%, for the periods ened 2-29-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       56

Retirement Living through 2010 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
02-29-2016[6]	9.59	0.17	[7]	(0.40)	(0.23)	(0.26)	(0.44)	—	(0.70)	8.66	(2.69	) [8]	0.58	[9]	0.42	[9]	3.59	[7,9]	41,305	11
08-31-2015	10.57	0.25	[7]	(0.55)	(0.30)	(0.25)	(0.43)	—	(0.68)	9.59		(2.97)	0.57		0.44		2.50	[7]	41,187	16
08-31-2014	9.97	0.21		0.98	1.19	(0.22)	(0.37)	—	(0.59)	10.57	12.33		0.60		0.59		2.00		39,227	23
08-31-2013	10.11	0.20		0.51	0.71	(0.24)	(0.61)	—	(0.85)	9.97	7.40		0.63		0.59		2.03		35,013	18
08-31-2012	9.58	0.25		0.59	0.84	(0.27)	(0.04)	—	(0.31)	10.11	9.09		0.71		0.60		2.56		21,845	55
08-31-2011	8.98	0.23		0.69	0.92	(0.26)	(0.06)	—	(0.32)	9.58	10.21		0.70		0.59		2.30		17,032	43
CLASS I
02-29-2016[6]	9.60	0.18	[7]	(0.40)	(0.22)	(0.29)	(0.44)	—	(0.73)	8.65	(2.59	) [8]	0.27	[9]	0.11	[9]	3.97	[7,9]	88	11
08-31-2015[10]	9.88	0.07	[7]	(0.35)	(0.28)	—	—	—	—	9.60	(2.83	) [8]	0.26	[9]	0.11	[9]	1.61	[7,9]	97	16	[11]
CLASS R1
02-29-2016[6]	9.55	0.15	[7]	(0.40)	(0.25)	(0.23)	(0.44)	—	(0.67)	8.63	(2.92	) [8]	0.91	[9]	0.75	[9]	3.19	[7,9]	466	11
08-31-2015	10.53	0.22	[7]	(0.55)	(0.33)	(0.22)	(0.43)	—	(0.65)	9.55		(3.24)	1.39		0.75		2.17	[7]	531	16
08-31-2014	9.93	0.17		1.00	1.17	(0.20)	(0.37)	—	(0.57)	10.53	12.11		4.01		0.84		1.65		531	23
08-31-2013	10.08	0.18		0.49	0.67	(0.21)	(0.61)	—	(0.82)	9.93	7.05		4.34		0.84		1.82		387	18
08-31-2012	9.55	0.22		0.61	0.83	(0.26)	(0.04)	—	(0.30)	10.08	8.94		4.76		0.82		2.31		379	55
08-31-2011	8.95	0.26		0.64	0.90	(0.24)	(0.06)	—	(0.30)	9.55	10.09		4.44		0.74		2.65		337	43
CLASS R2
02-29-2016[6]	9.59	0.22	[7]	(0.46)	(0.24)	(0.25)	(0.44)	—	(0.69)	8.66	(2.76	) [8]	0.63	[9]	0.48	[9]	4.59	[7,9]	19	11
08-31-2015	10.57	0.25	[7]	(0.55)	(0.30)	(0.25)	(0.43)	—	(0.68)	9.59		(2.97)	1.22		0.50		2.49	[7]	561	16
08-31-2014	9.96	0.21		0.99	1.20	(0.22)	(0.37)	—	(0.59)	10.57	12.45		2.81		0.59		1.99		681	23
08-31-2013	10.11	0.15		0.55	0.70	(0.24)	(0.61)	—	(0.85)	9.96	7.30		6.04		0.59		1.50		613	18
08-31-2012[12]	9.87	0.07		0.17	0.24	—	—	—	—	10.11	2.43	[8]	16.44	[9]	0.60	[9]	0.72	[9]	102	55	[13]
CLASS R3
02-29-2016[6]	9.56	0.18	[7]	(0.42)	(0.24)	(0.24)	(0.44)	—	(0.68)	8.64	(2.81	) [8]	0.82	[9]	0.65	[9]	3.79	[7,9]	442	11
08-31-2015	10.55	0.23	[7]	(0.56)	(0.33)	(0.23)	(0.43)	—	(0.66)	9.56		(3.23)	1.01		0.65		2.27	[7]	1,183	16
08-31-2014	9.94	0.19		1.00	1.19	(0.21)	(0.37)	—	(0.58)	10.55	12.31		2.09		0.74		1.82		1,200	23
08-31-2013	10.09	0.22		0.46	0.68	(0.22)	(0.61)	—	(0.83)	9.94	7.16		1.74		0.74		2.13		1,124	18
08-31-2012	9.56	0.24		0.59	0.83	(0.26)	(0.04)	—	(0.30)	10.09	8.99		1.47		0.73		2.51		1,765	55
08-31-2011	8.96	0.23		0.68	0.91	(0.25)	(0.06)	—	(0.31)	9.56	10.13		1.53		0.69		2.33		2,196	43
CLASS R4
02-29-2016[6]	9.59	0.17	[7]	(0.39)	(0.22)	(0.28)	(0.44)	—	(0.72)	8.65	(2.61	) [8]	0.52	[9]	0.25	[9]	3.71	[7,9]	843	11
08-31-2015	10.58	0.25	[7]	(0.54)	(0.29)	(0.27)	(0.43)	—	(0.70)	9.59		(2.82)	0.85		0.24		2.47	[7]	879	16
08-31-2014	9.97	0.23		1.00	1.23	(0.25)	(0.37)	—	(0.62)	10.58	12.72		3.39		0.34		2.21		607	23
08-31-2013	10.12	0.24		0.48	0.72	(0.26)	(0.61)	—	(0.87)	9.97	7.57		3.75		0.34		2.41		445	18
08-31-2012	9.58	0.26		0.61	0.87	(0.29)	(0.04)	—	(0.33)	10.12	9.42		4.40		0.40		2.64		407	55
08-31-2011	8.98	0.21		0.73	0.94	(0.28)	(0.06)	—	(0.34)	9.58	10.42		8.04		0.39		2.14		347	43
CLASS R5
02-29-2016[6]	9.61	0.18	[7]	(0.40)	(0.22)	(0.30)	(0.44)	—	(0.74)	8.65	(2.62	) [8]	0.22	[9]	0.05	[9]	3.93	[7,9]	134	11
08-31-2015	10.59	0.30	[7]	(0.56)	(0.26)	(0.29)	(0.43)	—	(0.72)	9.61		(2.52)	1.20		0.04		2.95	[7]	233	16
08-31-2014	9.98	0.28		0.97	1.25	(0.27)	(0.37)	—	(0.64)	10.59	12.93		1.81		0.14		2.75		213	23
08-31-2013	10.13	0.29		0.45	0.74	(0.28)	(0.61)	—	(0.89)	9.98	7.78		0.58		0.15		2.87		1,085	18
08-31-2012	9.60	0.27		0.62	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.64		0.62		0.13		2.82		4,614	55
08-31-2011	8.99	0.26		0.71	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.83		0.79		0.09		2.65		2,679	43
Class R6
02-29-2016[6]	9.61	0.23	[7]	(0.44)	(0.21)	(0.30)	(0.44)	—	(0.74)	8.66	(2.45	) [8]	0.18	[9]	—	[9]	4.90	[7,9]	293	11
08-31-2015	10.60	0.31	[7]	(0.57)	(0.26)	(0.30)	(0.43)	—	(0.73)	9.61		(2.56)	1.04		—		3.06	[7]	171	16
08-31-2014	9.99	0.27		0.98	1.25	(0.27)	(0.37)	—	(0.64)	10.60	12.97		0.58		0.09		2.57		506	23
08-31-2013	10.13	0.15		0.61	0.76	(0.29)	(0.61)	—	(0.90)	9.99	7.92		0.96		0.09		1.58		3,149	18
08-31-2012[14]	9.60	0.30		0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.63		16.98		0.10		3.12		106	55

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       57

Financial highlights continued

Retirement Living through 2010 Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS 1
02-29-2016[6]	9.61	0.18	[7]	(0.39)	(0.21)	(0.30)	(0.44)	—	(0.74)	8.66	(2.51	) [8]	0.21	[9]	0.05	[9]	3.95	[7,9]	229,438	11
08-31-2015	10.60	0.30	[7]	(0.57)	(0.27)	(0.29)	(0.43)	—	(0.72)	9.61		(2.61)	0.17		0.05		2.96	[7]	268,891	16
08-31-2014	9.99	0.25		1.00	1.25	(0.27)	(0.37)	—	(0.64)	10.60	12.92		0.14		0.14		2.46		352,261	23
08-31-2013	10.13	0.26		0.49	0.75	(0.28)	(0.61)	—	(0.89)	9.99	7.88		0.14		0.14		2.60		353,914	18
08-31-2012	9.60	0.30		0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.58		0.15		0.15		3.07		396,890	55
08-31-2011	8.99	0.30		0.67	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.78		0.14		0.14		3.05		421,921	43

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%-1.21%, 0.53%-1.23%, 0.52%-.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12,and 8-31-11, respectively.
6	Six months ended 2-29-16. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 and $0.01 per share and 0.08% and 0.14% for the periods ended 2-29-16 and 8-31-15, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	The inception date for Class R2 shares is 3-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       58

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which (collectively, Retirement Living Portfolios, or the portfolios, and each individually the portfolio), are presented in this report. The Retirement Living Portfolios are series of the Trust and operate as "funds of funds" that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 29, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statements of operations. For the six months ended February 29, 2016, the fund had no borrowings under the line of credit.

Commitment fees for the six months ended February 29, 2016 were as follows:

Portfolio	Commitment fee	Portfolio	Commitment fee
Retirement Living through 2055 Portfolio	$561	Retirement Living through 2030 Portfolio	$1,196
Retirement Living through 2050 Portfolio	683	Retirement Living through 2025 Portfolio	1,284
Retirement Living through 2045 Portfolio	945	Retirement Living through 2020 Portfolio	1,142
Retirement Living through 2040 Portfolio	965	Retirement Living through 2015 Portfolio	838
Retirement Living through 2035 Portfolio	1,087	Retirement Living through 2010 Portfolio	708

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Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned at February 29, 2016, including short term-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Living through 2055 Portfolio	$78,176,362	$60,647	($10,528,854)	($10,468,207)
Retirement Living through 2050 Portfolio	309,787,077	412,997	(29,661,101)	(29,248,104)
Retirement Living through 2045 Portfolio	694,502,900	44,798,304	(24,872,903)	19,925,401
Retirement Living through 2040 Portfolio	735,468,044	43,867,208	(27,172,815)	16,694,393
Retirement Living through 2035 Portfolio	928,133,552	58,446,547	(34,286,474)	24,160,073
Retirement Living through 2030 Portfolio	1,136,021,690	73,703,771	(47,325,098)	26,378,673
Retirement Living through 2025 Portfolio	1,277,624,977	75,299,156	(53,169,599)	22,129,557
Retirement Living through 2020 Portfolio	1,024,602,711	56,999,171	(45,420,089)	11,579,082
Retirement Living through 2015 Portfolio	487,475,036	26,166,171	(21,817,670)	4,348,501
Retirement Living through 2010 Portfolio	273,652,551	10,807,030	(11,420,146)	(613,116)

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. Each portfolio pays the Advisor a management fee for its services to the portfolio. The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

The fee on assets invested in a fund of the Trust or JHF III is stated as an annual percentage of the current value of the net assets of the portfolio (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule.

Advisory fee on assets invested in a fund of the Trust and JHF III

Aggregate net assets of the portfolio
First $7.5 billion	0.060%
Excess over $7.5 billion	0.050%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       60

The fee on Other assets is stated as an annual percentage of the current value of the net assets of the portfolio (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Advisory fee on Other assets

Aggregate net assets of the portfolio
First $7.5 billion	0.510%
Excess over $7.5 billion	0.500%

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of each portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of each portfolio. "Other expenses" means all of the expenses of each portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, underlying fund expenses (acquired fund fees), and short dividend expense. The expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares of the portfolio, including Rule 12b-1 fees, transfer agency fees and service fees, and shareholder servicing fees, as applicable, to the extent they exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares (the class expense waiver). The class expense cap of 0.50% for Class A expired on December 31, 2015. For all other classes limitations expire on December 31, 2016, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fees and/or reimburse certain expenses, including underlying fund expense (Acquired fund fees), to reduce the total annual fund operating expenses of the portfolios' average net assets, by the amounts indicated below:

Portfolio		Portfolio
Retirement Living through 2055 Portfolio	0.20%	Retirement Living through 2030 Portfolio	0.20%
Retirement Living through 2050 Portfolio	0.20%	Retirement Living through 2025 Portfolio	0.20%
Retirement Living through 2045 Portfolio	0.20%	Retirement Living through 2020 Portfolio	0.22%
Retirement Living through 2040 Portfolio	0.20%	Retirement Living through 2015 Portfolio	0.24%
Retirement Living through 2035 Portfolio	0.20%	Retirement Living through 2010 Portfolio	0.26%

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investments in underlying funds. Amounts received in excess of fund level operating expenses are included as Other income received from advisor in the Statements of operations. This expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agreed to waive its management fees and/or reduce expenses by 0.002% of each portfolio's average net assets. This expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agrees to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio's first $7.5 billion of average annual net assets and 0.50% of the portfolio's average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

For the six months ended February 29, 2016, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

	Expense Reimbursement by Class
Portfolio	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total
Retirement Living through 2055 Portfolio	$1,783	$218	$228	$296	$283	$229	$236	$494	$130,686	$134,453
Retirement Living through 2050 Portfolio	13,441	76	458	254	264	296	100	2,121	216,804	233,814
Retirement Living through 2045 Portfolio	34,240	56	1,231	380	1,312	394	1,135	1,233	420,257	460,238
Retirement Living through 2040 Portfolio	35,419	56	1,581	446	1,761	600	1,349	1,349	435,805	478,366
Retirement Living through 2035 Portfolio	40,023	53	2,934	361	1,270	474	774	892	534,021	580,802
Retirement Living through 2030 Portfolio	49,942	52	1,905	542	1,310	594	1,292	1,548	624,355	681,540
Retirement Living through 2025 Portfolio	50,214	51	3,350	514	2,533	230	1,165	1,138	694,429	753,624

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       61

	Expense Reimbursement by Class
Portfolio	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total
Retirement Living through 2020 Portfolio	50,540	53	1,908	648	2,302	624	2,559	1,627	560,519	620,780
Retirement Living through 2015 Portfolio	40,365	61	1,536	116	4,437	78	1,242	323	295,576	343,734
Retirement Living through 2010 Portfolio	32,883	74	408	309	809	721	168	386	197,044	232,802

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 0.00% of the portfolios' average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%
Class R2	0.25%	0.25%	Class 1	0.05%	—
Class R3	0.50%	0.15%

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 29, 2016:

Portfolio	Class R4	Portfolio	Class R4
Retirement Living through 2055 Portfolio	$49	Retirement Living through 2030 Portfolio	$463
Retirement Living through 2050 Portfolio	178	Retirement Living through 2025 Portfolio	190
Retirement Living through 2045 Portfolio	285	Retirement Living through 2020 Portfolio	484
Retirement Living through 2040 Portfolio	436	Retirement Living through 2015 Portfolio	54
Retirement Living through 2035 Portfolio	359	Retirement Living through 2010 Portfolio	413

.

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 29, 2016:

	Retirement Living through 2055 Portfolio	Retirement Living through 2050 Portfolio	Retirement Living through 2045 Portfolio	Retirement Living through 2040 Portfolio	Retirement Living through 2035 Portfolio	Retirement Living through 2030 Portfolio	Retirement Living through 2025 Portfolio	Retirement Living through 2020 Portfolio	Retirement Living through 2015 Portfolio	Retirement Living through 2010 Portfolio
Net Sales Charges	$1,020	$7,731	$15,432	$11,906	$13,205	$13,131	$12,872	$12,788	$7,542	$571
Retained for Printing Prospectuses, advertising and sales literature	169	1,199	1,950	1,515	1,633	1,736	1,769	1,658	1,042	75
Sales commissions to unrelated broker-dealers	820	5,643	12,901	9,983	11,327	10,647	10,796	11,125	6,460	496
Sales commissions to affiliated sales personnel	31	889	581	408	245	748	307	5	40	—

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2016, CDSCs received by the Distributor for Class A shares were as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       62

Portfolio	Class A	Portfolio	Class A
Retirement Living Through 2045 Portfolio	$50	Retirement Living Through 2025 Portfolio	$1
Retirement Living Through 2040 Portfolio	14	Retirement Living Through 2015 Portfolio	39

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Portfolio	Class	Distribution and service fees	Transfer agent fees
Retirement Living through 2055 Portfolio	Class A	$1,157	$479
	Class I	—	51
	Class R1	244	8
	Class R2	192	10
	Class R3	301	10
	Class R4	122	8
	Class R5	—	8
	Class R6	—	17
	Class 1	14,034	—
	Total	$16,050	$591
Retirement Living through 2050 Portfolio	Class A	$24,159	$10,004
	Class I	—	50
	Class R1	1,910	45
	Class R2	729	25
	Class R3	926	26
	Class R4	526	29
	Class R5	—	10
	Class R6	—	189
	Class 1	65,235	—
	Total	$93,485	$10,378
Retirement Living through 2045 Portfolio	Class A	$83,436	$34,551
	Class I	—	50
	Class R1	7,323	164
	Class R2	1,360	45
	Class R3	6,158	156
	Class R4	997	47
	Class R5	408	134
	Class R6	—	145
	Class 1	171,296	—
	Total	$270,978	$35,292
Retirement Living through 2040 Portfolio	Class A	$87,264	$36,146
	Class I	—	50
	Class R1	8,602	188
	Class R2	1,635	54
	Class R3	8,335	211
	Class R4	1,526	72
	Class R5	496	165
	Class R6	—	160
	Class 1	179,642	—
	Total	$287,500	$37,046
Retirement Living through 2035 Portfolio	Class A	$103,485	$42,868
	Class I	—	50
	Class R1	16,676	364

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       63

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Class R2	1,362	45
	Class R3	6,270	159
	Class R4	1,257	59
	Class R5	291	97
	Class R6	—	107
	Class 1	230,986	—
	Total	$360,327	$43,749

Portfolio	Class	Distribution and service fees	Transfer agent fees
Retirement Living through 2030 Portfolio	Class A	$133,320	$55,225
	Class I	—	50
	Class R1	11,102	242
	Class R2	2,309	78
	Class R3	6,650	168
	Class R4	1,621	76
	Class R5	507	168
	Class R6	—	196
	Class 1	278,686	—
	Total	$434,195	$56,203
Retirement Living through 2025 Portfolio	Class A	$136,488	$56,551
	Class I	—	51
	Class R1	19,875	434
	Class R2	2,024	66
	Class R3	12,994	327
	Class R4	655	31
	Class R5	461	152
	Class R6	—	143
	Class 1	315,416	—
	Total	$487,913	$57,755
Retirement Living through 2020 Portfolio	Class A	$132,509	$54,893
	Class I	—	51
	Class R1	10,974	240
	Class R2	2,482	81
	Class R3	11,421	288
	Class R4	1,692	80
	Class R5	935	335
	Class R6	—	204
	Class 1	245,781	—
	Total	$405,790	$56,172
Retirement Living through 2015 Portfolio	Class A	$92,566	$38,368
	Class I	—	51
	Class R1	7,846	171
	Class R2	373	14
	Class R3	19,675	497
	Class R4	189	9
	Class R5	418	140
	Class R6	—	36
	Class 1	113,544	—
	Total	$234,611	$39,286
Retirement Living through 2010 Portfolio	Class A	$62,237	$25,788
	Class I	—	51
	Class R1	1,875	42
	Class R2	938	34
	Class R3	3,082	78
	Class R4	1,444	68
	Class R5	47	16

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       64

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Class R6	—	36
	Class 1	62,458	—
	Total	$132,081	$26,113

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in the portfolio's shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

Retirement Living through 2055 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	86,170	$840,263	60,944	$637,321
Distributions reinvested	2,269	22,716	170	1,767
Repurchased	(37,408)	(355,475)	(18,198)	(189,126)
Net increase	51,031	$507,504	42,916	$449,962
Class I shares[1]
Sold	—	—	9,515	$100,000
Net increase	—	—	9,515	$100,000
Class R2 shares
Sold	4,502	$45,875	862	$9,063
Distributions reinvested	133	1,328	—	—
Repurchased	(91)	(946)	(210)	(2,264)
Net increase	4,544	$46,257	652	$6,799
Class R3 shares
Sold	2,679	$27,279	2,366	$25,155
Distributions reinvested	8	84	—	—
Repurchased	(4,388)	(43,661)	—	—
Net increase (decrease)	(1,701)	($16,298)	2,366	$25,155
Class R5 shares
Sold	397	$3,906	100	$1,062
Distributions reinvested	10	103	—	—
Net increase	407	$4,009	100	$1,062
Class R6 shares
Sold	10,379	$99,702	8,721	$93,086
Distributions reinvested	330	3,303	—	—
Repurchased	(4,257)	(40,300)	(1,118)	(11,985)
Net increase	6,452	$62,705	7,603	$81,101
Class 1 shares
Sold	2,624,795	$25,639,047	3,891,267	$41,077,080
Distributions reinvested	176,937	1,771,140	32,320	336,455
Repurchased	(134,506)	(1,303,679)	(66,140)	(695,405)
Net increase	2,667,226	$26,106,508	3,857,447	$40,718,130
Total net increase	2,727,959	$26,710,685	3,920,599	$41,382,209

1 The inception date for Class I shares is 3-27-15.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       65

Retirement Living through 2050 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	722,499	$7,978,003	978,389	$11,810,471
Distributions reinvested	74,769	833,680	36,196	429,648
Repurchased	(312,044)	(3,449,326)	(425,801)	(5,134,510)
Net increase	485,224	$5,362,357	588,784	$7,105,609
Class I shares[1]
Sold	—	—	8,340	$100,000
Net increase	—	—	8,340	$100,000
Class R1 shares
Sold	12,812	$140,615	42,889	$512,906
Distributions reinvested	1,161	12,948	819	9,724
Repurchased	(18,667)	(213,578)	(20,622)	(245,368)
Net increase (decrease)	(4,694)	($60,015)	23,086	$277,262
Class R2 shares
Sold	11,852	$133,166	22,305	$268,561
Distributions reinvested	1,434	15,989	1,174	13,933
Repurchased	(2,249)	(25,143)	(37,065)	(449,594)
Net increase (decrease)	11,037	$124,012	(13,586)	($167,100)
Class R3 shares
Sold	27,858	$315,979	14,034	$169,225
Distributions reinvested	1,633	18,204	211	2,509
Repurchased	(7,787)	(87,011)	(15,171)	(182,089)
Net increase (decrease)	21,704	$247,172	(926)	($10,355)
Class R4 shares
Sold	6,191	$70,513	20,447	$246,745
Distributions reinvested	1,192	13,291	34	407
Repurchased	(880)	(9,159)	(3,122)	(37,713)
Net increase	6,503	$74,645	17,359	$209,439
Class R5 shares
Sold	479	$5,319	112	$1,348
Distributions reinvested	21	248	—	—
Net increase	500	$5,567	112	$1,348
Class R6 shares
Sold	84,241	$897,548	121,007	$1,462,442
Distributions reinvested	11,200	124,876	5,319	63,132
Repurchased	(63,521)	(666,475)	(42,271)	(506,137)
Net increase	31,920	$355,949	84,055	$1,019,437
Class 1 shares
Sold	2,334,323	$25,738,901	4,512,278	$54,609,772
Distributions reinvested	1,278,118	14,238,227	940,184	11,159,987
Repurchased	(986,714)	(11,044,084)	(1,476,159)	(17,834,976)
Net increase	2,625,727	$28,933,044	3,976,303	$47,934,783
Total net increase	3,177,921	$35,042,731	4,683,527	$56,470,423

1 The inception date for Class I shares is 3-27-15.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       66

Retirement Living through 2045 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,571,100	$16,813,894	2,008,605	$23,748,183
Distributions reinvested	317,471	3,412,813	211,879	2,453,562
Repurchased	(718,084)	(7,656,604)	(1,129,484)	(13,338,674)
Net increase	1,170,487	$12,570,103	1,091,000	$12,863,071
Class I shares[1]
Sold	—	—	8,518	$100,000
Net increase	—	—	8,518	$100,000
Class R1 shares
Sold	23,735	$253,232	107,453	$1,257,225
Distributions reinvested	10,384	111,526	6,107	70,597
Repurchased	(59,319)	(595,116)	(44,109)	(520,504)
Net increase (decrease)	(25,200)	($230,358)	69,451	$807,318
Class R2 shares
Sold	22,062	$236,069	23,080	$272,541
Distributions reinvested	3,216	34,663	1,685	19,560
Repurchased	(277)	(2,963)	(25,804)	(307,242)
Net increase (decrease)	25,001	$267,769	(1,039)	($15,141)
Class R3 shares
Sold	58,598	$640,560	74,600	$879,688
Distributions reinvested	12,644	135,796	8,961	103,594
Repurchased	(141,908)	(1,474,480)	(62,696)	(737,980)
Net increase (decrease)	(70,666)	($698,124)	20,865	$245,302
Class R4 shares
Sold	10,671	$115,233	35,499	$421,631
Distributions reinvested	3,575	38,472	5,519	63,969
Repurchased	(28,041)	(289,067)	(83,419)	(988,898)
Net decrease	(13,795)	($135,362)	(42,401)	($503,298)
Class R5 shares
Sold	20,948	$224,966	38,230	$454,277
Distributions reinvested	9,563	103,278	6,931	80,603
Repurchased	(14,585)	(165,502)	(12,358)	(148,529)
Net increase	15,926	$162,742	32,803	$386,351
Class R6 shares
Sold	36,515	$390,899	108,942	$1,296,212
Distributions reinvested	9,955	107,317	5,785	67,163
Repurchased	(37,228)	(415,565)	(76,868)	(907,197)
Net increase	9,242	$82,651	37,859	$456,178
Class 1 shares
Sold	1,740,504	$18,757,159	3,130,036	$37,089,576
Distributions reinvested	4,091,713	44,149,583	3,576,079	41,554,040
Repurchased	(3,495,476)	(38,285,073)	(5,913,542)	(70,163,915)
Net increase	2,336,741	$24,621,669	792,573	$8,479,701
Total net increase	3,447,736	$36,641,090	2,009,629	$22,819,482

1 The inception date for Class I shares is 3-27-15.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       67

Retirement Living through 2040 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,503,464	$16,284,376	2,219,243	$26,445,899
Distributions reinvested	330,563	3,586,605	211,588	2,471,345
Repurchased	(632,681)	(6,818,925)	(1,168,069)	(13,883,089)
Net increase	1,201,346	$13,052,056	1,262,762	$15,034,155
Class I shares[1]
Sold	—	—	8,446	$100,000
Net increase	—	—	8,446	$100,000
Class R1 shares
Sold	31,911	$342,252	76,436	$906,013
Distributions reinvested	10,756	116,592	8,378	97,686
Repurchased	(36,484)	(376,602)	(61,843)	(737,237)
Net increase	6,183	$82,242	22,971	$266,462
Class R2 shares
Sold	35,034	$404,437	60,097	$722,178
Distributions reinvested	4,118	44,807	6,699	78,380
Repurchased	(8,956)	(101,923)	(142,518)	(1,698,087)
Net increase (decrease)	30,196	$347,321	(75,722)	($897,529)
Class R3 shares
Sold	48,644	$541,595	81,663	$976,759
Distributions reinvested	15,359	166,188	11,632	135,510
Repurchased	(117,348)	(1,237,996)	(107,209)	(1,277,450)
Net decrease	(53,345)	($530,213)	(13,914)	($165,181)
Class R4 shares
Sold	19,340	$206,924	46,924	$554,697
Distributions reinvested	4,962	53,843	6,650	77,674
Repurchased	(16,356)	(181,877)	(83,552)	(974,619)
Net increase (decrease)	7,946	$78,890	(29,978)	($342,248)
Class R5 shares
Sold	14,949	$165,037	41,457	$497,843
Distributions reinvested	13,017	141,880	10,971	128,578
Repurchased	(114,582)	(1,250,360)	(21,732)	(262,090)
Net increase (decrease)	(86,616)	($943,443)	30,696	$364,331
Class R6 shares
Sold	64,220	$713,384	116,391	$1,400,536
Distributions reinvested	12,569	136,752	4,874	57,025
Repurchased	(53,663)	(554,881)	(64,376)	(774,112)
Net increase	23,126	$295,255	56,889	$683,449
Class 1 shares
Sold	1,888,784	$20,435,608	3,417,424	$40,922,024
Distributions reinvested	4,224,392	45,961,380	3,634,887	42,564,526
Repurchased	(3,375,007)	(37,137,923)	(5,891,987)	(70,243,769)
Net increase	2,738,169	$29,259,065	1,160,324	$13,242,781
Total net increase	3,867,005	$41,641,173	2,422,474	$28,286,220

1 The inception date for Class I shares is 3-27-15.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       68

Retirement Living through 2035 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,709,884	$18,570,799	2,569,840	$30,841,961
Distributions reinvested	391,392	4,270,089	245,518	2,884,836
Repurchased	(932,757)	(10,039,975)	(1,399,434)	(16,756,179)
Net increase	1,168,519	$12,800,913	1,415,924	$16,970,618
Class I shares[1]
Sold	—	—	8,389	$100,000
Net increase	—	—	8,389	$100,000
Class R1 shares
Sold	33,151	$362,560	148,135	$1,763,531
Distributions reinvested	20,749	226,160	13,050	153,207
Repurchased	(80,383)	(812,785)	(68,592)	(816,962)
Net increase (decrease)	(26,483)	($224,065)	92,593	$1,099,776
Class R2 shares
Sold	14,411	$162,200	34,889	$417,752
Distributions reinvested	2,902	31,776	1,317	15,522
Repurchased	(3,583)	(39,250)	(41,978)	(507,324)
Net increase (decrease)	13,730	$154,726	(5,772)	($74,050)
Class R3 shares
Sold	41,567	$465,088	76,576	$916,510
Distributions reinvested	11,131	121,435	10,955	128,717
Repurchased	(80,550)	(865,366)	(137,712)	(1,651,654)
Net decrease	(27,852)	($278,843)	(50,181)	($606,427)
Class R4 shares
Sold	3,209	$35,204	27,422	$331,182
Distributions reinvested	4,295	47,027	6,828	80,505
Repurchased	(13,089)	(136,433)	(90,622)	(1,093,507)
Net decrease	(5,585)	($54,202)	(56,372)	($681,820)
Class R5 shares
Sold	7,858	$87,508	21,015	$253,639
Distributions reinvested	5,961	65,271	6,004	70,790
Repurchased	(36,487)	(422,274)	(9,344)	(108,814)
Net increase (decrease)	(22,668)	($269,495)	17,675	$215,615
Class R6 shares
Sold	148,343	$1,519,288	67,118	$815,224
Distributions reinvested	6,832	74,737	4,510	53,167
Repurchased	(105,956)	(1,087,189)	(84,716)	(1,007,357)
Net increase (decrease)	49,219	$506,836	(13,088)	($138,966)
Class 1 shares
Sold	2,257,783	$24,500,755	4,036,351	$48,533,044
Distributions reinvested	5,472,786	59,927,012	4,619,578	54,464,828
Repurchased	(5,687,710)	(62,990,193)	(7,434,313)	(89,390,508)
Net increase	2,042,859	$21,437,574	1,221,616	$13,607,364
Total net increase	3,191,739	$34,073,444	2,630,784	$30,492,110

1 The inception date for Class I shares is 3-27-15.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       69

Retirement Living through 2030 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,046,013	$21,797,166	3,184,953	$37,487,060
Distributions reinvested	520,769	5,556,656	353,262	4,062,514
Repurchased	(907,148)	(9,554,109)	(1,877,405)	(22,010,989)
Net increase	1,659,634	$17,799,713	1,660,810	$19,538,585
Class I shares[1]
Sold	—	—	8,636	$100,000
Net increase	—	—	8,636	$100,000
Class R1 shares
Sold	72,092	$736,700	77,127	$899,374
Distributions reinvested	14,221	151,308	14,089	161,463
Repurchased	(32,902)	(346,975)	(130,801)	(1,521,986)
Net increase (decrease)	53,411	$541,033	(39,585)	($461,149)
Class R2 shares
Sold	27,561	$294,543	42,095	$490,969
Distributions reinvested	5,639	59,888	4,768	54,550
Repurchased	(763)	(7,534)	(65,497)	(761,841)
Net increase (decrease)	32,437	$346,897	(18,634)	($216,322)
Class R3 shares
Sold	34,157	$366,962	71,867	$841,644
Distributions reinvested	12,070	128,422	13,607	155,934
Repurchased	(75,035)	(789,697)	(182,224)	(2,130,449)
Net decrease	(28,808)	($294,313)	(96,750)	($1,132,871)
Class R4 shares
Sold	13,581	$145,335	33,578	$396,435
Distributions reinvested	5,702	60,613	6,646	76,097
Repurchased	(18,367)	(191,093)	(57,425)	(661,014)
Net increase (decrease)	916	$14,855	(17,201)	($188,482)
Class R5 shares
Sold	44,749	$446,391	34,350	$404,201
Distributions reinvested	14,565	154,820	12,858	147,356
Repurchased	(110,487)	(1,162,636)	(46,177)	(539,730)
Net increase (decrease)	(51,173)	($561,425)	1,031	$11,827
Class R6 shares
Sold	107,511	$1,130,237	67,136	$791,784
Distributions reinvested	15,610	165,934	10,910	124,918
Repurchased	(77,988)	(780,824)	(104,790)	(1,210,918)
Net increase (decrease)	45,133	$515,347	(26,744)	($294,216)
Class 1 shares
Sold	3,296,519	$35,431,813	5,047,790	$59,216,319
Distributions reinvested	6,862,170	73,013,491	6,024,774	69,043,915
Repurchased	(6,180,462)	(66,225,682)	(10,151,558)	(118,616,731)
Net increase	3,978,227	$42,219,622	921,006	$9,643,503
Total net increase	5,689,777	$60,581,729	2,392,569	$27,000,875

1 The inception date for Class I shares is 3-27-15.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       70

Retirement Living through 2025 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,795,732	$19,111,609	2,903,879	$33,749,721
Distributions reinvested	527,354	5,558,259	352,724	4,003,417
Repurchased	(922,709)	(9,712,935)	(1,462,006)	(16,915,544)
Net increase	1,400,377	$14,956,933	1,794,597	$20,837,594
Class I shares[1]
Sold	—	—	8,757	$100,000
Net increase	—	—	8,757	$100,000
Class R1 shares
Sold	52,003	$562,388	189,971	$2,181,842
Distributions reinvested	24,795	260,346	17,317	195,858
Repurchased	(135,856)	(1,338,154)	(78,625)	(909,333)
Net increase (decrease)	(59,058)	($515,420)	128,663	$1,468,367
Class R2 shares
Sold	25,799	$267,816	52,982	$609,301
Distributions reinvested	4,379	45,938	3,549	40,096
Repurchased	(5,544)	(61,436)	(62,247)	(715,522)
Net increase (decrease)	24,634	$252,318	(5,716)	($66,125)
Class R3 shares
Sold	112,291	$1,217,242	80,768	$935,480
Distributions reinvested	25,074	263,277	22,175	250,799
Repurchased	(91,192)	(928,944)	(166,121)	(1,898,832)
Net increase (decrease)	46,173	$551,575	(63,178)	($712,553)
Class R4 shares
Sold	3,116	$33,209	15,726	$181,850
Distributions reinvested	2,345	24,645	6,832	77,273
Repurchased	(4,819)	(49,731)	(101,813)	(1,174,179)
Net increase (decrease)	642	$8,123	(79,255)	($915,056)
Class R5 shares
Sold	26,289	$273,834	51,216	$594,622
Distributions reinvested	10,008	104,984	9,053	102,302
Repurchased	(60,652)	(668,983)	(11,909)	(137,171)
Net increase (decrease)	(24,355)	($290,165)	48,360	$559,753
Class R6 shares
Sold	246,736	$2,576,584	77,159	$888,632
Distributions reinvested	13,174	138,063	5,302	59,864
Repurchased	(51,161)	(512,373)	(79,520)	(911,008)
Net increase	208,749	$2,202,274	2,941	$37,488
Class 1 shares
Sold	2,421,665	$25,901,062	6,737,147	$78,060,018
Distributions reinvested	7,851,427	82,361,470	6,839,447	77,285,747
Repurchased	(8,350,442)	(88,108,007)	(10,311,042)	(118,821,586)
Net increase	1,922,650	$20,154,525	3,265,552	$36,524,179
Total net increase	3,519,812	$37,320,163	5,100,721	$57,833,647

1 The inception date for Class I shares is 3-27-15.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       71

Retirement Living through 2020 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,033,414	$20,881,298	2,949,605	$33,048,790
Distributions reinvested	620,317	6,258,998	400,426	4,388,673
Repurchased	(1,076,283)	(10,892,324)	(2,019,385)	(22,532,292)
Net increase	1,577,448	$16,247,972	1,330,646	$14,905,171
Class I shares[1]
Sold	—	—	9,033	$100,000
Net increase	—	—	9,033	$100,000
Class R1 shares
Sold	20,257	$203,823	57,278	$636,658
Distributions reinvested	16,166	162,796	13,794	150,904
Repurchased	(58,440)	(588,347)	(85,054)	(954,255)
Net decrease	(22,017)	($221,728)	(13,982)	($166,693)
Class R2 shares
Sold	25,229	$253,823	37,086	$408,456
Distributions reinvested	6,487	65,262	5,524	60,377
Repurchased	(23,728)	(253,023)	(44,642)	(498,307)
Net increase (decrease)	7,988	$66,062	(2,032)	($29,474)
Class R3 shares
Sold	76,375	$811,836	114,244	$1,273,271
Distributions reinvested	24,122	242,905	19,478	213,094
Repurchased	(58,786)	(608,417)	(178,983)	(1,992,538)
Net increase (decrease)	41,711	$446,322	(45,261)	($506,173)
Class R4 shares
Sold	16,072	$166,985	61,037	$691,576
Distributions reinvested	7,451	74,881	8,471	92,499
Repurchased	(49,275)	(485,965)	(68,334)	(744,786)
Net increase (decrease)	(25,752)	($244,099)	1,174	$39,289
Class R5 shares
Sold	23,757	$238,157	91,112	$1,033,154
Distributions reinvested	30,266	304,777	22,734	248,706
Repurchased	(112,581)	(1,150,684)	(26,610)	(294,140)
Net increase (decrease)	(58,558)	($607,750)	87,236	$987,720
Class R6 shares
Sold	73,293	$745,437	122,459	$1,376,977
Distributions reinvested	18,975	190,887	11,924	130,329
Repurchased	(122,292)	(1,178,810)	(69,778)	(771,453)
Net increase (decrease)	(30,024)	($242,486)	64,605	$735,853
Class 1 shares
Sold	2,344,429	$23,860,757	3,930,669	$44,311,840
Distributions reinvested	7,073,989	71,235,065	6,023,036	65,892,019
Repurchased	(8,652,472)	(89,443,568)	(12,396,691)	(138,213,818)
Net increase (decrease)	765,946	$5,652,254	(2,442,986)	($28,009,959)
Total net increase (decrease)	2,256,742	$21,096,547	(1,011,567)	($11,944,266)

1 The inception date for Class I shares is 3-27-15.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       72

Retirement Living through 2015 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,153,722	$11,157,720	2,076,542	$22,341,214
Distributions reinvested	549,974	5,208,253	401,721	4,206,014
Repurchased	(869,287)	(8,563,489)	(1,784,777)	(19,117,068)
Net increase	834,409	$7,802,484	693,486	$7,430,160
Class I shares[1]
Sold	—	—	9,452	$100,000
Net increase	—	—	9,452	$100,000
Class R1 shares
Sold	12,319	$120,740	129,171	$1,379,820
Distributions reinvested	17,191	162,455	7,225	75,499
Repurchased	(42,190)	(403,317)	(21,822)	(232,342)
Net increase (decrease)	(12,680)	($120,122)	114,574	$1,222,977
Class R2 shares
Sold	16,177	$154,761	5,277	$56,690
Distributions reinvested	1,609	15,186	1,545	16,134
Repurchased	(3,271)	(32,861)	(25,154)	(266,255)
Net increase (decrease)	14,515	$137,086	(18,332)	($193,431)
Class R3 shares
Sold	21,145	$207,013	82,038	$874,793
Distributions reinvested	54,983	519,591	40,020	418,208
Repurchased	(110,474)	(1,037,951)	(49,425)	(522,388)
Net increase (decrease)	(34,346)	($311,347)	72,633	$770,613
Class R4 shares
Sold	738	$7,316	5,636	$60,313
Distributions reinvested	876	8,266	1,745	18,216
Repurchased	(9,418)	(94,015)	(11,728)	(124,323)
Net decrease	(7,804)	($78,433)	(4,347)	($45,794)
Class R5 shares
Sold	7,502	$73,893	53,202	$574,215
Distributions reinvested	15,741	148,752	10,537	110,111
Repurchased	(20,103)	(195,597)	(11,156)	(119,418)
Net increase	3,140	$27,048	52,583	$564,908
Class R6 shares
Sold	11,167	$111,823	4,540	$49,603
Distributions reinvested	4,402	41,643	3,624	37,873
Repurchased	(37,939)	(345,827)	(27,487)	(290,240)
Net decrease	(22,370)	($192,361)	(19,323)	($202,764)
Class 1 shares
Sold	494,632	$4,951,246	1,225,623	$13,332,801
Distributions reinvested	4,204,579	39,733,273	3,948,335	41,260,104
Repurchased	(5,988,163)	(58,988,907)	(10,733,677)	(114,989,163)
Net decrease	(1,288,952)	($14,304,388)	(5,559,719)	($60,396,258)
Total net decrease	(514,088)	($7,040,033)	(4,658,993)	($50,749,589)

1 The inception date for Class I shares is 3-27-15.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       73

Retirement Living through 2010 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	584,481	$5,442,063	1,278,716	$12,925,384
Distributions reinvested	339,318	3,036,899	273,463	2,671,732
Repurchased	(447,592)	(4,144,992)	(969,460)	(9,678,059)
Net increase	476,207	$4,333,970	582,719	$5,919,057
Class I shares[1]
Sold	—	—	10,121	$100,000
Net increase	—	—	10,121	$100,000
Class R1 shares
Sold	6,759	$60,305	11,822	$117,150
Distributions reinvested	3,739	33,356	3,349	32,650
Repurchased	(12,136)	(108,753)	(10,021)	(100,564)
Net increase (decrease)	(1,638)	($15,092)	5,150	$49,236
Class R2 shares
Sold	3,292	$31,348	2,394	$24,198
Distributions reinvested	4,717	42,216	3,852	37,633
Repurchased	(64,376)	(568,477)	(12,186)	(119,497)
Net decrease	(56,367)	($494,913)	(5,940)	($57,666)
Class R3 shares
Sold	14,917	$140,589	44,605	$445,034
Distributions reinvested	8,484	75,766	8,341	81,411
Repurchased	(95,877)	(861,421)	(43,060)	(429,439)
Net increase (decrease)	(72,476)	($645,066)	9,886	$97,006
Class R4 shares
Sold	13,654	$123,506	37,167	$381,740
Distributions reinvested	6,720	60,008	5,887	57,459
Repurchased	(14,539)	(138,278)	(8,828)	(87,840)
Net increase	5,835	$45,236	34,226	$351,359
Class R5 shares
Sold	882	$8,180	10,472	$109,094
Distributions reinvested	1,581	14,132	2,183	21,303
Repurchased	(11,192)	(102,646)	(8,519)	(81,535)
Net increase (decrease)	(8,729)	($80,334)	4,136	$48,862
Class R6 shares
Sold	52,187	$503,705	3,552	$35,361
Distributions reinvested	5,659	50,534	2,835	27,673
Repurchased	(41,836)	(363,104)	(36,300)	(358,453)
Net increase (decrease)	16,010	$191,135	(29,913)	($295,419)
Class 1 shares
Sold	925,568	$8,459,747	1,449,923	$14,530,291
Distributions reinvested	2,117,882	18,933,863	2,318,366	22,627,253
Repurchased	(4,521,523)	(41,739,075)	(9,029,968)	(90,522,726)
Net decrease	(1,478,073)	($14,345,465)	(5,261,679)	($53,365,182)
Total net decrease	(1,119,231)	($11,010,529)	(4,651,294)	($47,152,747)

1 The inception date for Class I shares is 3-27-15.

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on February 29, 2016:

Portfolio	Class	% by Class
Retirement Living Through 2055 Portfolio	I	100%
Retirement Living Through 2055 Portfolio	R1	100%
Retirement Living Through 2055 Portfolio	R2	66%
Retirement Living Through 2055 Portfolio	R3	94%
Retirement Living Through 2055 Portfolio	R4	100%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       74

Portfolio	Class	% by Class
Retirement Living Through 2055 Portfolio	R5	96%
Retirement Living Through 2055 Portfolio	R6	42%
Retirement Living Through 2050 Portfolio	I	100%
Retirement Living Through 2045 Portfolio	I	100%
Retirement Living Through 2040 Portfolio	I	100%
Retirement Living Through 2035 Portfolio	I	100%
Retirement Living Through 2030 Portfolio	I	100%
Retirement Living Through 2025 Portfolio	I	100%
Retirement Living Through 2020 Portfolio	I	100%
Retirement Living Through 2015 Portfolio	I	100%
Retirement Living Through 2010 Portfolio	I	100%

In addition, affiliates of the Trust owned 100% of shares of beneficial interest of Class 1 shares of all portfolios on February 29, 2016.

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the six months ended February 29, 2016:

Portfolio	Purchases	Sales
Retirement Living through 2055 Portfolio	$32,130,836	$2,674,633
Retirement Living through 2050 Portfolio	57,875,395	16,725,768
Retirement Living through 2045 Portfolio	102,187,175	57,488,546
Retirement Living through 2040 Portfolio	109,643,033	59,091,596
Retirement Living through 2035 Portfolio	141,397,952	98,164,131
Retirement Living through 2030 Portfolio	179,919,491	111,942,977
Retirement Living through 2025 Portfolio	185,474,139	147,189,033
Retirement Living through 2020 Portfolio	136,684,683	129,675,033
Retirement Living through 2015 Portfolio	59,842,690	85,448,567
Retirement Living through 2010 Portfolio	34,458,157	54,671,543

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At February 29, 2016, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Series NAV	Underlying fund net assets
Retirement Living through 2045 Portfolio	John Hancoock Fund Global Real Estate Fund	6.7%
Retirement Living through 2045 Portfolio	John Hancoock Funds II Strategic Equity Allocation Fund	5.2%
Retirement Living through 2040 Portfolio	John Hancoock Fund Global Real Estate Fund	7.1%
Retirement Living through 2040 Portfolio	John Hancoock Funds II Strategic Equity Allocation Fund	5.4%
Retirement Living through 2035 Portfolio	John Hancoock Fund Global Real Estate Fund	8.9%
Retirement Living through 2035 Portfolio	John Hancoock Funds II Strategic Equity Allocation Fund	6.7%
Retirement Living through 2030 Portfolio	John Hancoock Fund Global Real Estate Fund	10.6%
Retirement Living through 2030 Portfolio	John Hancoock Funds II Strategic Equity Allocation Fund	7.4%
Retirement Living through 2025 Portfolio	John Hancoock Fund Global Real Estate Fund	14.1%
Retirement Living through 2025 Portfolio	John Hancoock Funds II Strategic Equity Allocation Fund	7.2%
Retirement Living through 2020 Portfolio	John Hancoock Fund Global Real Estate Fund	13.7%
Retirement Living through 2015 Portfolio	John Hancoock Fund Global Real Estate Fund	5.4%

Information regarding each portfolio's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Living through 2055
Absolute Return Currency	65,365	30,876	(21,261)	74,980	—	—	($11,420)	$707,808
Active Bond	10,264	22,394	(3,747)	28,911	$3,341	$277	(1,113)	287,666
Alpha Opportunities	165,371	133,638	(6,812)	292,197	17,415	315,684	(16,125)	2,845,999

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       75

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Asia Pacific Total Return Bond	3,124	11,602	(516)	14,210	2,221	—	(226)	127,606
Blue Chip Growth	29,121	22,925	(470)	51,576	731	160,503	(1,199)	1,504,991
Capital Appreciation	51,190	41,868	(536)	92,522	800	155,655	(1,004)	1,381,351
Capital Appreciation Value	140,989	91,629	—	232,618	34,312	232,628	—	2,440,164
Core Bond	1,237	4,796	(621)	5,412	432	—	(45)	70,848
Core High Yield	7,600	4,178	(4,689)	7,089	2,767	—	(4,621)	59,903
Disciplined Value	25,944	18,548	(450)	44,042	9,082	20,302	(1,917)	709,953
Emerging Markets	176,211	76,784	(11,773)	241,222	34,726	—	(29,770)	1,896,001
Emerging Markets Debt	13,021	18,075	(4,081)	27,015	5,230	—	(4,468)	228,815
Emerging Markets Equity	6,257	89,841	—	96,098	557	—	—	742,841
Equity Income	59,497	40,671	(2,027)	98,141	14,976	122,512	(10,787)	1,585,952
Financial Industries	60,737	42,472	(2,086)	101,123	19,455	—	(3,299)	1,473,356
Floating Rate Income	42,295	41,548	(5,641)	78,202	14,204	—	(6,909)	616,232
Fundamental Global Franchise	34,566	20,199	(1,378)	53,387	5,286	54,013	(1,303)	639,577
Fundamental Large Cap Value	61,246	46,925	—	108,171	12,299	45,006	—	1,214,756
Global Absolute Return Strategies	67,492	58,734	(21,006)	105,220	64,822	—	(8,812)	1,062,726
Global Bond	3,906	2,322	(1,195)	5,033	36	—	(37)	61,151
Global Equity	49,449	32,499	(2,156)	79,792	15,296	—	(4,182)	787,546
Global Income	16,468	8,581	(7,189)	17,860	4,389	—	(4,760)	153,594
Global Real Estate (Deutsche)	26,816	2,064	(28,880)	—	—	—	(9,935)	—
Global Real Estate (Standard Life)	—	36,527	(1,373)	35,154	4,774	1,315	(937)	342,400
Global Shareholder Yield	58,077	33,112	(7,081)	84,108	11,299	34,878	(13,550)	834,350
Global Short Duration Credit	12,402	6,789	(4,422)	14,769	3,792	—	(2,770)	122,881
Health Sciences	24,096	93,020	(26,616)	90,500	481	377,791	(271,746)	468,789
High Yield	8,698	4,952	(5,672)	7,978	3,003	—	(5,054)	56,406
International Core	15,113	11,153	(638)	25,628	13,245	—	(5,492)	677,858
International Growth Opportunities	28,723	19,256	(1,757)	46,222	2,039	—	(3,879)	498,732
International Growth Stock	30,299	17,421	(982)	46,738	6,267	8,365	(2,579)	541,228
International Small Cap	59,319	36,647	(2,627)	93,339	13,931	—	(6,037)	1,514,888
International Small Company	108,569	63,160	(6,142)	165,587	21,449	—	(3,497)	1,520,090
International Value	51,098	38,084	(1,216)	87,966	20,474	—	(6,482)	1,096,935
International Value Equity	31,642	23,747	(1,156)	54,233	6,053	9,157	(3,142)	368,241
Mid Cap Stock	58,719	58,915	(943)	116,691	—	193,212	(4,369)	1,884,557
Mid Value	58,956	41,632	(3,103)	97,485	15,779	116,142	(14,764)	1,303,380
Natural Resources	54,775	20,201	—	74,976	6,141	—	—	650,043
Real Estate Equity	20,713	13,401	(1,968)	32,146	4,512	32,381	(1,445)	341,712
Real Return Bond	9,333	9,890	(3,008)	16,215	1,320	—	(1,228)	176,097
Redwood	40,599	26,792	(2,830)	64,561	—	43,929	(4,566)	629,474
Science & Technology	84,442	92,738	(11,102)	166,078	—	315,240	(16,099)	1,622,583
Short Duration Credit Opportunities	26,140	23,978	(6,707)	43,411	6,911	—	(2,990)	397,640
Small Cap Growth	29,979	35,105	(512)	64,572	—	55,520	(1,935)	435,861
Small Cap Value	14,941	9,258	(745)	23,454	1,899	16,250	(1,777)	412,787
Small Company Growth	13,482	11,814	(161)	25,135	—	38,739	(823)	392,108
Small Company Value	8,622	9,119	(208)	17,533	3,696	93,133	(3,094)	411,498
Spectrum Income	16,943	18,469	(4,280)	31,132	3,527	1,005	(2,219)	311,634
Strategic Equity Allocation	1,385,686	875,686	(24,202)	2,237,170	387,009	1,012,333	(49,818)	25,816,940
Strategic Growth	59,178	36,790	(768)	95,200	9,660	62,853	(1,151)	1,381,351
Strategic Income Opportunities	25,110	26,411	(6,279)	45,242	6,244	9,632	(2,098)	467,349
Total Return	6,004	12,234	(2,112)	16,126	2,313	1,139	(896)	213,987
U.S. Equity	65,422	48,974	(1,141)	113,255	20,968	144,938	(4,882)	1,071,390
U.S. High Yield Bond	6,759	3,862	(2,928)	7,693	2,872	—	(2,543)	77,087
Value	32,639	31,453	(1,334)	62,758	3,005	43,889	(4,255)	572,351
Value Equity	32,684	21,711	(407)	53,988	6,866	3,190	(464)	496,692

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       76

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
					$851,906	$3,721,611	($568,513)	$67,708,155
Retirement Living through 2050
Absolute Return Currency	411,560	59,974	(159,555)	311,979	—	—	($158,546)	$2,945,081
Active Bond	66,365	80,997	(24,500)	122,862	$17,201	$1,342	(6,131)	1,222,477
Alpha Opportunities	955,163	260,171	(13,824)	1,201,510	80,310	1,455,804	(40,298)	11,702,711
Asia Total Return Bond	32,475	15,088	—	47,563	11,179	—	—	427,113
Blue Chip Growth	169,941	46,509	(4,833)	211,617	3,375	741,134	5,725	6,174,971
Capital Appreciation	302,247	87,298	(7,592)	381,953	3,687	717,714	9,154	5,702,561
Capital Appreciation Value	826,821	161,598	(5,417)	983,002	158,216	1,072,663	(4,151)	10,311,691
Core Bond	8,487	17,273	(3,677)	22,083	2,165	—	(270)	289,073
Core High Yield	46,608	6,786	(24,251)	29,143	13,484	—	(39,330)	246,256
Disciplined Value	150,956	31,012	(1,265)	180,703	42,508	95,025	(919)	2,912,933
Emerging Markets	1,297,965	20,708	(289,537)	1,029,136	173,944	—	(569,129)	8,089,007
Emerging Markets Debt	76,487	54,534	(19,274)	111,747	25,960	—	(32,089)	946,500
Emerging Markets Equity	43,396	389,439	—	432,835	3,295	—	—	3,345,815
Equity Income	344,702	74,723	(12,623)	406,802	74,681	565,593	(45,816)	6,573,923
Financial Industries	357,317	76,319	(9,623)	424,013	90,145	—	365	6,177,870
Floating Rate Income	266,788	84,974	(28,100)	323,662	69,016	—	(33,328)	2,550,458
Fundamental Global Franchise	204,957	36,239	(19,398)	221,798	24,627	251,635	1,828	2,657,138
Fundamental Large Cap Value	355,567	94,967	(7,335)	443,199	56,710	207,519	(3,093)	4,977,123
Global Absolute Return Strategies	414,409	125,408	(106,813)	433,004	298,890	—	1,791	4,373,336
Global Bond	21,790	3,783	(6,851)	18,722	153	—	(1,564)	227,469
Global Equity	286,344	49,609	(9,098)	326,855	70,528	—	(15,839)	3,226,063
Global Income	101,567	10,655	(38,661)	73,561	20,410	—	(46,230)	632,622
Global Real Estate (Deutsche)	153,953	7,057	(161,010)	—	—	—	48,297	—
Global Real Estate (Standard Life)	—	150,516	(5,060)	145,456	22,364	6,161	(1,317)	1,416,744
Global Shareholder Yield	335,447	52,255	(22,181)	365,521	58,700	172,612	(47,190)	3,625,970
Global Short Duration Credit	76,174	9,073	(24,551)	60,696	18,422	—	(34,201)	504,988
Health Sciences	157,736	342,988	(131,457)	369,267	2,277	1,786,970	(836,791)	1,912,803
High Yield	52,600	8,044	(27,861)	32,783	15,159	—	(40,777)	231,775
International Core	87,207	19,574	(1,652)	105,129	61,989	—	(11,774)	2,780,663
International Growth Opportunities	165,049	36,078	(10,988)	190,139	9,400	—	(20,520)	2,051,594
International Growth Stock	175,029	23,095	(5,643)	192,481	29,038	38,761	(10,424)	2,228,930
International Small Cap	358,748	43,668	(18,303)	384,113	64,623	—	(24,957)	6,234,151
International Small Company	655,857	75,010	(48,605)	682,262	99,401	—	(37,878)	6,263,161
International Value	310,458	57,885	(5,842)	362,501	94,952	—	(26,861)	4,520,393
International Value Equity	182,981	44,131	(4,037)	223,075	28,330	42,854	(9,377)	1,514,679
Mid Cap Stock	337,423	159,802	(15,101)	482,124	—	890,463	(53,951)	7,786,309
Mid Value	347,965	70,389	(13,820)	404,534	72,907	536,631	(53,112)	5,408,614
Natural Resources	336,216	3,339	—	339,555	31,688	—	—	2,943,939
Real Estate Equity	117,831	31,889	(16,054)	133,666	21,012	150,816	7,971	1,420,871
Real Return Bond	53,185	30,267	(16,454)	66,998	7,140	—	(13,523)	727,596
Redwood	244,676	33,877	(13,029)	265,524	—	203,222	(16,633)	2,588,864
Science & Technology	580,500	222,630	(31,009)	772,121	—	1,627,444	(11,885)	7,543,619
Short Duration Credit Opportunities	150,598	65,394	(37,227)	178,765	32,706	—	(29,833)	1,637,485
Small Cap Growth	176,436	97,468	(7,999)	265,905	—	256,344	(21,021)	1,794,860
Small Cap Value	89,014	12,992	(5,301)	96,705	8,766	74,991	(1,330)	1,702,009
Small Company Growth	78,897	28,080	(2,872)	104,105	—	178,623	(7,190)	1,624,043
Small Company Value	51,041	24,087	(2,298)	72,830	17,049	429,563	(21,682)	1,709,309
Spectrum Income	104,298	48,777	(24,745)	128,330	16,879	4,708	(26,080)	1,284,579
Strategic Equity Allocation	8,131,749	1,127,470	(85,648)	9,173,571	1,784,467	4,667,787	(139,710)	105,863,011
Strategic Growth	346,089	49,372	(5,775)	389,686	45,206	294,145	3,899	5,654,350
Strategic Income Opportunities	153,197	71,454	(38,321)	186,330	29,735	44,999	(14,088)	1,924,789

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       77

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Total Return	35,002	44,343	(13,032)	66,313	11,988	5,310	(5,904)	879,978
U.S. Equity	375,771	93,727	(14,457)	455,041	94,628	654,112	(34,716)	4,304,690
U.S. High Yield Bond	41,121	5,901	(15,459)	31,563	14,332	—	(25,338)	316,262
Value	190,754	78,452	(8,274)	260,932	13,881	202,747	(19,949)	2,379,699
Value Equity	189,428	34,131	(1,162)	222,397	32,134	14,931	518	2,046,055
					$3,979,657	$17,392,623	($2,515,197)	$280,538,973
Retirement Living through 2045
Absolute Return Currency	1,060,865	169,904	(442,201)	788,568	—	—	($204,771)	$7,444,082
Active Bond	158,706	201,392	(55,631)	304,467	$43,348	$3,456	(11,121)	3,029,450
Alpha Opportunities	2,642,677	427,546	(59,628)	3,010,595	211,317	3,830,601	(153,943)	29,323,195
Asia Total Return Bond	160,827	4,674	(2,012)	163,489	41,318	—	(1,260)	1,468,132
Blue Chip Growth	472,759	74,850	(19,510)	528,099	8,900	1,954,471	380,706	15,409,935
Capital Appreciation	838,955	162,334	(48,689)	952,600	9,690	1,886,105	438,064	14,222,316
Capital Appreciation Value	2,291,819	310,158	(39,284)	2,562,693	420,481	2,850,762	(26,281)	26,882,653
Core Bond	21,484	43,266	(9,656)	55,094	5,513	—	(851)	721,186
Core High Yield	112,872	17,476	(57,182)	73,166	34,146	—	(97,023)	618,252
Disciplined Value	420,843	47,578	(7,926)	460,495	112,085	250,563	(1,932)	7,423,177
Emerging Markets	3,713,536	55,578	(1,006,958)	2,762,156	466,858	—	(1,341,681)	21,710,544
Emerging Markets Debt	193,376	141,286	(52,206)	282,456	66,571	—	(86,476)	2,392,405
Emerging Markets Equity	187,497	1,073,493	—	1,260,990	9,600	—	—	9,747,457
Equity Income	954,668	133,764	(55,698)	1,032,734	199,676	1,484,191	(196,028)	16,688,977
Financial Industries	998,321	102,280	(44,134)	1,056,467	234,780	—	11,269	15,392,730
Floating Rate Income	773,917	142,979	(107,601)	809,295	180,411	—	(120,434)	6,377,245
Fundamental Global Franchise	555,834	61,787	(72,181)	545,440	64,164	655,603	48,753	6,534,368
Fundamental Large Cap Value	983,757	165,168	(38,993)	1,109,932	148,796	544,491	9,165	12,464,537
Global Absolute Return Strategies	1,246,401	201,870	(362,301)	1,085,970	790,382	—	(140,519)	10,968,293
Global Bond	52,044	10,016	(14,798)	47,262	396	—	(386)	574,235
Global Equity	792,237	86,897	(39,483)	839,651	185,611	—	(53,564)	8,287,354
Global Income	244,564	28,766	(87,480)	185,850	51,405	—	(99,072)	1,598,312
Global Real Estate (Deutsche)	424,950	11,948	(436,898)	—	—	—	965,859	—
Global Real Estate (Standard Life)	—	393,731	(28,121)	365,610	59,486	16,389	(605)	3,561,045
Global Shareholder Yield	936,343	92,584	(82,547)	946,380	159,317	462,574	(139,921)	9,388,092
Global Short Duration Credit	184,094	24,250	(54,885)	153,459	46,722	—	(76,560)	1,276,782
Health Sciences	423,424	828,766	(330,046)	922,144	5,963	4,680,219	(794,096)	4,776,705
High Yield	129,470	21,411	(68,437)	82,444	38,674	—	14,057	582,877
International Core	241,277	26,311	(5,201)	262,387	163,039	—	(21,252)	6,940,143
International Growth Opportunities	456,645	45,702	(25,364)	476,983	24,664	—	(39,075)	5,146,646
International Growth Stock	484,256	26,978	(20,803)	490,431	76,240	101,767	(13,172)	5,679,188
International Small Cap	976,906	25,230	(37,373)	964,763	169,587	—	(42,515)	15,658,105
International Small Company	1,785,371	35,969	(103,591)	1,717,749	261,012	—	(54,425)	15,768,935
International Value	860,248	72,735	(17,251)	915,732	247,475	—	(20,063)	11,419,173
International Value Equity	506,258	59,781	(8,415)	557,624	74,073	112,047	(15,644)	3,786,268
Mid Cap Stock	917,790	312,433	(17,360)	1,212,863	—	2,342,251	(55,417)	19,587,732
Mid Value	963,862	124,006	(65,356)	1,022,512	191,238	1,407,599	(144,914)	13,670,989
Natural Resources	991,923	9,851	—	1,001,774	93,489	—	—	8,685,384
Real Estate Equity	326,006	58,186	(49,555)	334,637	55,237	396,463	16,547	3,557,190
Real Return Bond	136,037	72,663	(38,768)	169,932	17,404	—	(26,752)	1,845,464
Redwood	658,375	67,111	(46,106)	679,380	—	538,599	(56,638)	6,623,953
Science & Technology	1,564,122	430,323	(137,577)	1,856,868	—	4,144,191	259,293	18,141,604
Short Duration Credit Opportunities	382,989	147,285	(82,238)	448,036	83,491	—	(61,954)	4,104,007
Small Cap Growth	485,688	191,278	(8,436)	668,530	—	672,218	(22,583)	4,512,580
Small Cap Value	245,555	18,231	(18,303)	245,483	22,976	196,558	(2,135)	4,320,504
Small Company Growth	218,847	45,189	(3,360)	260,676	—	468,673	(7,876)	4,066,545

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       78

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Small Company Value	141,706	52,076	(9,696)	184,086	44,712	1,126,559	(66,392)	4,320,504
Spectrum Income	251,547	122,755	(53,450)	320,852	42,661	12,250	(31,085)	3,211,727
Strategic Equity Allocation	22,696,637	1,399,821	(702,633)	23,393,825	4,695,206	12,281,667	(410,168)	269,964,745
Strategic Growth	965,263	76,820	(52,346)	989,737	119,661	778,613	72,649	14,361,083
Strategic Income Opportunities	372,842	180,343	(86,247)	466,938	75,550	116,990	(27,818)	4,823,469
Total Return	83,705	111,591	(29,851)	165,445	29,237	13,784	(12,020)	2,195,459
U.S. Equity	1,047,382	220,661	(76,262)	1,191,781	255,139	1,763,641	(118,549)	11,274,244
U.S. High Yield Bond	100,872	14,700	(36,170)	79,402	36,773	—	(52,524)	795,611
Value	527,198	140,175	(14,946)	652,427	36,316	530,427	(31,170)	5,950,133
Value Equity	524,096	45,960	(9,993)	560,063	84,785	39,396	3,516	5,152,580
					$10,495,575	$45,663,118	($2,660,787)	$714,428,301
Retirement Living through 2040
Absolute Return Currency	1,112,934	152,767	(442,039)	823,662	—	—	($209,161)	$7,775,370
Active Bond	164,436	207,345	(48,023)	323,758	$45,487	$3,610	(10,981)	3,221,395
Alpha Opportunities	2,771,062	468,350	(52,974)	3,186,438	222,175	4,027,423	(150,461)	31,035,907
Asia Total Return Bond	165,574	8,399	(3,191)	170,782	42,538	—	(1,777)	1,533,619
Blue Chip Growth	496,713	85,059	(21,037)	560,735	9,371	2,057,809	401,696	16,362,241
Capital Appreciation	882,509	181,689	(52,733)	1,011,465	10,200	1,985,380	480,227	15,101,167
Capital Appreciation Value	2,397,180	319,886	(2,288)	2,714,778	440,340	2,985,395	526	28,478,021
Core Bond	22,368	44,999	(8,683)	58,684	5,799	—	(755)	768,174
Core High Yield	117,516	13,131	(53,401)	77,246	35,974	—	(91,954)	652,732
Disciplined Value	441,970	47,698	(5,497)	484,171	117,857	263,466	(4,074)	7,804,834
Emerging Markets	3,850,988	58,342	(1,009,828)	2,899,502	490,072	—	(1,377,708)	22,790,083
Emerging Markets Debt	201,241	146,724	(52,910)	295,055	70,088	—	(89,597)	2,499,118
Emerging Markets Equity	229,221	1,111,615	—	1,340,836	10,208	—	—	10,364,660
Equity Income	1,001,865	136,825	(59,891)	1,078,799	209,301	1,563,818	(226,287)	17,433,390
Financial Industries	1,047,103	97,399	(38,240)	1,106,262	250,851	—	6,400	16,118,234
Floating Rate Income	813,911	152,417	(100,914)	865,414	190,563	—	(111,778)	6,819,464
Fundamental Global Franchise	584,719	73,812	(75,212)	583,319	67,429	688,964	45,736	6,988,162
Fundamental Large Cap Value	1,030,887	176,704	(32,281)	1,175,310	156,872	574,045	8,020	13,198,733
Global Absolute Return Strategies	1,321,685	217,699	(388,807)	1,150,577	826,794	—	(145,700)	11,620,824
Global Bond	54,185	9,174	(13,989)	49,370	415	—	(205)	599,849
Global Equity	832,735	91,844	(47,475)	877,104	195,109	—	(62,538)	8,657,012
Global Income	254,627	20,384	(80,783)	194,228	54,121	—	(94,478)	1,670,360
Global Real Estate (Deutsche)	442,309	14,515	(456,824)	—	—	—	1,018,500	—
Global Real Estate (Standard Life)	—	417,299	(33,170)	384,129	62,398	17,191	(2,259)	3,741,412
Global Shareholder Yield	992,960	91,782	(91,731)	993,011	167,921	487,420	(150,353)	9,850,666
Global Short Duration Credit	188,399	18,844	(45,705)	161,538	48,908	—	(66,178)	1,343,994
Health Sciences	437,659	901,215	(359,699)	979,175	6,377	5,005,368	(1,041,161)	5,072,128
High Yield	136,563	16,485	(65,633)	87,415	40,944	—	6,330	618,026
International Core	249,618	35,398	(5,621)	279,395	171,039	—	(24,587)	7,390,004
International Growth Opportunities	468,941	70,517	(36,884)	502,574	26,004	—	(72,429)	5,422,775
International Growth Stock	504,059	35,822	(26,527)	513,354	80,076	106,887	(19,395)	5,944,639
International Small Cap	1,029,272	38,898	(47,440)	1,020,730	178,660	—	(52,779)	16,566,452
International Small Company	1,889,286	53,303	(129,567)	1,813,022	274,831	—	(62,610)	16,643,542
International Value	904,182	87,161	(31,163)	960,180	263,389	—	(49,014)	11,973,444
International Value Equity	530,550	73,098	(10,855)	592,793	78,022	118,020	(20,174)	4,025,065
Mid Cap Stock	955,086	356,285	(34,123)	1,277,248	—	2,471,578	(140,002)	20,627,547
Mid Value	1,012,223	134,879	(78,981)	1,068,121	202,184	1,488,165	(183,799)	14,280,784
Natural Resources	1,039,638	10,325	—	1,049,963	97,986	—	—	9,103,179
Real Estate Equity	340,778	61,997	(50,049)	352,726	57,898	415,563	21,847	3,749,472
Real Return Bond	138,657	79,280	(37,705)	180,232	18,394	—	(26,876)	1,957,317
Redwood	690,514	65,858	(46,766)	709,606	—	565,228	(63,859)	6,918,659

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       79

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Science & Technology	1,619,665	472,938	(123,878)	1,968,725	—	4,349,138	259,078	19,234,447
Short Duration Credit Opportunities	395,639	146,955	(67,467)	475,127	87,893	—	(52,456)	4,352,160
Small Cap Growth	509,684	210,216	(17,698)	702,202	—	708,302	(56,498)	4,739,863
Small Cap Value	257,585	20,186	(21,295)	256,476	24,229	207,273	(6,218)	4,513,976
Small Company Growth	229,257	50,801	(5,181)	274,877	—	494,141	(18,671)	4,288,088
Small Company Value	148,649	55,538	(11,857)	192,330	47,202	1,189,309	(94,396)	4,513,976
Spectrum Income	261,897	120,762	(41,715)	340,944	45,017	12,812	(25,439)	3,412,850
Strategic Equity Allocation	23,814,214	1,507,834	(751,212)	24,570,836	4,936,402	12,912,605	(428,196)	283,547,446
Strategic Growth	1,015,151	83,430	(61,124)	1,037,457	125,520	816,734	73,865	15,053,497
Strategic Income Opportunities	390,583	175,419	(70,323)	495,679	79,750	122,256	(25,436)	5,120,361
Total Return	87,149	115,375	(26,305)	176,219	30,951	14,439	(11,999)	2,338,429
U.S. Equity	1,104,124	219,650	(79,393)	1,244,381	267,511	1,849,163	(145,345)	11,771,844
U.S. High Yield Bond	106,108	11,470	(33,483)	84,095	38,768	—	(50,042)	842,635
Value	552,205	159,798	(23,044)	688,959	38,405	560,933	(50,844)	6,283,303
Value Equity	547,761	47,295	(5,153)	589,903	89,439	41,558	2,019	5,427,108
					$11,037,682	$48,103,993	($3,194,225)	$752,162,437
Retirement Living through 2035
Absolute Return Currency	1,458,740	165,849	(532,835)	1,091,754	—	—	($235,991)	$10,306,162
Active Bond	289,198	452,622	(87,215)	654,605	$79,485	$6,383	(23,207)	6,513,318
Alpha Opportunities	3,635,608	577,206	(165,895)	4,046,919	284,728	5,161,345	(341,499)	39,416,987
Asia Total Return Bond	260,869	7,582	—	268,451	67,020	—	—	2,410,688
Blue Chip Growth	634,666	91,526	(39,288)	686,904	11,710	2,571,543	782,619	20,043,853
Capital Appreciation	1,126,785	196,200	(84,919)	1,238,066	12,754	2,482,378	823,839	18,484,330
Capital Appreciation Value	3,080,423	429,960	(58,479)	3,451,904	560,232	3,798,236	13,159	36,210,478
Core Bond	40,231	95,905	(15,425)	120,711	10,374	—	(1,576)	1,580,104
Core High Yield	181,421	18,607	(56,249)	143,779	60,551	—	(95,743)	1,214,933
Disciplined Value	565,041	54,711	(18,844)	600,908	147,652	330,073	(19,557)	9,686,640
Emerging Markets	4,712,949	72,331	(1,190,503)	3,594,777	607,587	—	(1,578,389)	28,254,949
Emerging Markets Debt	323,492	286,046	(82,454)	527,084	115,306	—	(137,965)	4,464,403
Emerging Markets Equity	421,641	1,242,943	—	1,664,584	12,673	—	—	12,867,236
Equity Income	1,285,279	164,396	(112,227)	1,337,448	264,523	1,956,944	(379,606)	21,613,166
Financial Industries	1,355,632	99,093	(89,977)	1,364,748	308,960	—	8,342	19,884,383
Floating Rate Income	1,268,483	162,926	(151,420)	1,279,989	286,624	—	(160,472)	10,086,310
Fundamental Global Franchise	729,969	75,766	(111,097)	694,638	81,790	835,700	82,283	8,321,764
Fundamental Large Cap Value	1,323,380	173,086	(63,630)	1,432,836	196,381	718,621	18,746	16,090,748
Global Absolute Return Strategies	1,714,747	230,058	(447,527)	1,497,278	1,095,350	—	(203,455)	15,122,509
Global Bond	87,239	28,119	(23,052)	92,306	780	—	(2,460)	1,121,514
Global Equity	1,068,942	102,220	(77,633)	1,093,529	245,253	—	(103,519)	10,793,136
Global Income	412,080	118,353	(106,808)	423,625	99,647	—	(129,947)	3,643,176
Global Real Estate (Deutsche)	573,729	15,002	(588,731)	—	—	—	1,338,001	—
Global Real Estate (Standard Life)	—	519,519	(37,691)	481,828	78,522	21,633	(3,284)	4,693,002
Global Shareholder Yield	1,277,801	102,665	(142,951)	1,237,515	213,864	613,405	(224,685)	12,276,147
Global Short Duration Credit	304,143	120,200	(70,964)	353,379	87,379	—	(101,141)	2,940,109
Health Sciences	556,055	1,090,966	(444,684)	1,202,337	7,744	6,078,044	(977,732)	6,228,106
High Yield	227,837	27,278	(69,090)	186,025	75,254	—	(18,804)	1,315,197
International Core	316,832	28,620	(10,719)	334,733	209,932	—	(41,234)	8,853,697
International Growth Opportunities	599,578	54,555	(50,372)	603,761	31,805	—	(98,217)	6,514,579
International Growth Stock	635,866	31,648	(44,184)	623,330	98,011	130,827	(25,953)	7,218,156
International Small Cap	1,296,671	19,012	(67,094)	1,248,589	219,826	—	(96,602)	20,264,595
International Small Company	2,378,152	48,959	(207,080)	2,220,031	338,676	—	(129,394)	20,379,884
International Value	1,136,793	94,676	(64,312)	1,167,157	322,768	—	(156,023)	14,554,453
International Value Equity	665,407	66,797	(18,220)	713,984	95,798	144,910	(32,241)	4,847,954
Mid Cap Stock	1,231,745	372,206	(43,487)	1,560,464	—	3,050,142	(106,495)	25,201,498

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       80

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Mid Value	1,279,431	161,656	(127,710)	1,313,377	251,082	1,848,078	(273,022)	17,559,857
Natural Resources	1,310,689	13,017	—	1,323,706	123,532	—	—	11,476,530
Real Estate Equity	439,806	75,111	(78,460)	436,457	72,326	519,119	42,853	4,639,534
Real Return Bond	217,806	158,733	(58,021)	318,518	27,238	—	(46,658)	3,459,102
Redwood	878,089	72,730	(90,310)	860,509	—	687,828	(99,230)	8,389,965
Science & Technology	2,098,406	542,359	(281,851)	2,358,914	—	5,261,044	580,291	23,046,594
Short Duration Credit Opportunities	630,529	430,798	(119,333)	941,994	149,679	—	(105,619)	8,628,666
Small Cap Growth	633,270	224,923	(15,201)	842,992	—	861,665	(36,301)	5,690,198
Small Cap Value	323,951	21,718	(36,235)	309,434	29,488	252,266	(12,703)	5,446,034
Small Company Growth	285,473	49,227	(5,191)	329,509	—	601,174	(13,472)	5,140,346
Small Company Value	186,406	65,362	(19,726)	232,042	57,490	1,448,513	(144,192)	5,446,034
Spectrum Income	419,283	339,650	(83,685)	675,248	75,493	22,837	(60,536)	6,759,234
Strategic Equity Allocation	30,269,939	1,850,321	(1,906,270)	30,213,990	6,137,633	16,054,767	(782,337)	348,669,440
Strategic Growth	1,295,353	99,070	(98,948)	1,295,475	157,124	1,022,379	149,502	18,797,340
Strategic Income Opportunities	620,747	493,694	(132,389)	982,052	134,759	218,390	(57,212)	10,144,594
Total Return	161,817	245,802	(47,863)	359,756	56,057	25,802	(20,944)	4,773,967
U.S. Equity	1,407,684	266,923	(148,773)	1,525,834	330,439	2,284,153	(217,107)	14,434,390
U.S. High Yield Bond	176,545	56,237	(45,955)	186,827	74,603	—	(69,620)	1,872,010
Value	706,952	172,606	(32,486)	847,072	47,667	696,212	(75,067)	7,725,300
Value Equity	703,177	48,817	(15,437)	736,557	112,038	52,059	4,243	6,776,326
					$14,165,607	$59,756,470	($3,595,333)	$952,293,625
Retirement Living through 2030
Absolute Return Currency	1,926,122	398,067	(507,655)	1,816,534	—	—	($203,031)	$17,148,081
Active Bond	902,829	675,110	(182,326)	1,395,613	$202,894	$14,053	(53,611)	13,886,347
Alpha Opportunities	4,610,619	667,485	(206,512)	5,071,592	355,827	6,450,174	(389,008)	49,397,307
Asia Total Return Bond	658,468	83,279	—	741,747	180,510	—	—	6,660,889
Blue Chip Growth	753,464	102,019	(43,452)	812,031	13,919	3,056,615	878,670	23,695,061
Capital Appreciation	1,326,246	215,988	(80,293)	1,461,941	15,159	2,950,612	712,171	21,826,779
Capital Appreciation Value	3,463,281	509,464	(60,056)	3,912,689	634,642	4,302,717	19,175	41,044,106
Core Bond	130,570	187,608	(35,773)	282,405	28,113	—	(4,252)	3,696,678
Core High Yield	496,757	43,278	(93,493)	446,542	176,656	—	(148,500)	3,773,283
Disciplined Value	671,745	70,533	(24,450)	717,828	176,955	395,577	(21,398)	11,571,393
Emerging Markets	4,312,765	69,154	(945,066)	3,436,853	580,894	—	(1,104,333)	27,013,665
Emerging Markets Debt	871,233	624,361	(175,711)	1,319,883	302,194	—	(299,910)	11,179,408
Emerging Markets Equity	702,807	963,548	—	1,666,355	12,686	—	—	12,880,923
Equity Income	1,517,036	216,933	(138,210)	1,595,759	316,008	2,332,351	(459,608)	25,787,473
Financial Industries	1,512,569	94,423	(84,107)	1,522,885	348,115	—	19,312	22,188,431
Floating Rate Income	3,239,791	406,291	(336,398)	3,309,684	736,422	—	(363,738)	26,080,311
Fundamental Global Franchise	782,418	78,839	(125,212)	736,045	86,191	880,671	321,494	8,817,824
Fundamental Large Cap Value	1,564,810	212,229	(69,126)	1,707,913	234,154	856,845	26,535	19,179,859
Global Absolute Return Strategies	2,243,403	610,320	(332,108)	2,521,615	1,800,759	—	(181,633)	25,468,313
Global Bond	233,658	63,993	(52,665)	244,986	2,065	—	(8,963)	2,976,581
Global Equity	1,267,944	144,064	(101,715)	1,310,293	293,269	—	(125,545)	12,932,595
Global Income	1,114,167	68,270	(128,619)	1,053,818	260,446	—	(155,677)	9,062,834
Global Real Estate (Deutsche)	686,034	20,832	(706,866)	—	—	—	1,592,269	—
Global Real Estate (Standard Life)	—	624,303	(47,033)	577,270	93,898	25,870	(5,704)	5,622,611
Global Shareholder Yield	1,519,492	113,330	(151,676)	1,481,146	256,611	736,194	(183,976)	14,692,972
Global Short Duration Credit	834,205	53,404	(83,363)	804,246	224,397	—	(109,810)	6,691,324
Health Sciences	650,651	1,276,443	(552,651)	1,374,443	9,025	7,083,351	(1,144,579)	7,119,613
High Yield	597,002	58,252	(109,321)	545,933	203,807	—	(61,395)	3,859,745
International Core	309,556	27,869	(11,349)	326,076	204,669	—	(37,670)	8,624,723
International Growth Opportunities	584,842	53,139	(54,558)	583,423	30,813	—	(103,146)	6,295,131
International Growth Stock	625,744	30,241	(50,960)	605,025	94,983	126,786	(16,315)	7,006,186

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       81

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
International Small Cap	1,349,895	16,931	(58,252)	1,308,574	229,730	—	(78,997)	21,238,153
International Small Company	2,461,723	46,804	(184,804)	2,323,723	353,310	—	(94,173)	21,331,775
International Value	1,136,997	54,621	(58,678)	1,132,940	312,829	—	(74,218)	14,127,767
International Value Equity	657,530	55,359	(17,338)	695,551	93,534	141,484	(29,612)	4,722,793
Mid Cap Stock	1,312,305	429,592	(63,342)	1,678,555	—	3,304,267	(104,529)	27,108,663
Mid Value	1,410,714	163,776	(150,117)	1,424,373	271,878	2,001,152	(277,642)	19,043,873
Natural Resources	1,443,170	14,333	—	1,457,503	136,019	—	—	12,636,554
Real Estate Equity	525,125	88,967	(87,702)	526,390	86,262	619,139	67,450	5,595,528
Real Return Bond	568,565	362,385	(130,550)	800,400	71,795	—	(124,706)	8,692,347
Redwood	922,916	72,465	(88,275)	907,106	—	723,682	(67,571)	8,844,279
Science & Technology	2,413,872	581,246	(331,228)	2,663,890	—	5,977,580	693,847	26,026,203
Short Duration Credit Opportunities	1,679,034	775,494	(224,162)	2,230,366	386,681	—	(206,209)	20,430,156
Small Cap Growth	592,155	201,253	(18,543)	774,865	—	797,669	(39,824)	5,230,340
Small Cap Value	300,946	16,543	(30,404)	287,085	27,325	233,761	(6,782)	5,052,696
Small Company Growth	265,624	40,965	(2,904)	303,685	—	556,613	(8,314)	4,737,486
Small Company Value	173,197	58,174	(16,088)	215,283	53,272	1,342,258	(110,802)	5,052,696
Spectrum Income	1,138,835	609,366	(160,181)	1,588,020	196,573	57,159	(127,927)	15,896,084
Strategic Equity Allocation	33,442,090	2,065,548	(2,098,321)	33,409,317	6,807,069	17,805,862	(673,998)	385,543,513
Strategic Growth	1,524,829	116,993	(94,828)	1,546,994	187,338	1,218,977	124,279	22,446,877
Strategic Income Opportunities	1,668,320	905,214	(259,849)	2,313,685	348,328	547,587	(128,698)	23,900,371
Total Return	509,517	397,896	(103,189)	804,224	178,712	60,646	(49,063)	10,672,051
U.S. Equity	1,689,606	312,461	(206,800)	1,795,267	388,217	2,683,546	(156,755)	16,983,230
U.S. High Yield Bond	460,931	37,988	(56,492)	442,427	179,502	—	(76,898)	4,433,114
Value	745,878	200,548	(27,787)	918,639	51,638	754,225	(62,232)	8,377,985
Value Equity	833,685	69,181	(22,933)	879,933	134,118	62,319	5,831	8,095,383
					$18,370,211	$68,099,742	($3,219,719)	$1,162,400,363
Retirement Living through 2025
Absolute Return Currency	2,518,890	225,696	(591,051)	2,153,535	—	—	($252,824)	$20,329,366
Active Bond	2,895,232	1,289,683	(457,227)	3,727,688	$631,501	$43,456	(168,477)	37,090,493
Alpha Opportunities	3,020,247	499,105	(155,244)	3,364,108	235,451	4,268,077	(254,969)	32,766,411
Asia Total Return Bond	1,027,970	122,930	—	1,150,900	281,110	—	—	10,335,078
Blue Chip Growth	705,401	105,961	(51,051)	760,311	12,946	2,842,853	909,150	22,185,870
Capital Appreciation	1,233,414	197,031	(84,658)	1,345,787	14,046	2,733,931	566,918	20,092,606
Capital Appreciation Value	4,490,610	717,028	(120,087)	5,087,551	823,396	5,582,421	36,236	53,368,409
Core Bond	861,231	90,820	(243,972)	708,079	113,692	—	(27,055)	9,268,754
Core High Yield	831,999	29,964	(233,127)	628,836	272,674	—	(406,116)	5,313,663
Disciplined Value	633,933	66,701	(31,464)	669,170	163,304	365,062	(18,387)	10,787,026
Emerging Markets	3,427,503	55,478	(725,789)	2,757,192	466,019	—	(370,701)	21,671,531
Emerging Markets Debt	1,517,819	637,075	(216,744)	1,938,150	485,148	—	(371,581)	16,416,129
Emerging Markets Equity	814,404	751,723	—	1,566,127	11,923	—	—	12,106,160
Equity Income	1,443,771	171,756	(149,005)	1,466,522	292,811	2,148,761	(493,016)	23,698,988
Financial Industries	1,571,757	74,620	(125,079)	1,521,298	350,454	—	37,230	22,165,308
Floating Rate Income	6,352,001	450,888	(489,475)	6,313,414	1,423,647	—	(571,617)	49,749,703
Fundamental Global Franchise	989,705	103,595	(157,795)	935,505	109,664	1,120,512	203,836	11,207,350
Fundamental Large Cap Value	1,479,203	198,444	(80,730)	1,596,917	216,943	793,865	29,309	17,933,376
Global Absolute Return Strategies	2,901,640	491,087	(364,857)	3,027,870	2,144,881	—	(204,078)	30,581,488
Global Bond	760,179	102,948	(141,547)	721,580	6,167	—	(21,673)	8,767,201
Global Equity	1,384,579	121,609	(113,606)	1,392,582	312,815	—	(141,600)	13,744,780
Global Income	2,277,655	68,360	(355,364)	1,990,651	534,017	—	(480,635)	17,119,602
Global Real Estate (Deutsche)	912,975	42,414	(955,389)	—	—	—	2,607,746	—
Global Real Estate (Standard Life)	—	851,224	(83,713)	767,511	125,189	34,491	(3,049)	7,475,555
Global Shareholder Yield	1,987,496	126,146	(264,274)	1,849,368	328,447	928,011	(311,933)	18,345,731
Global Short Duration Credit	1,614,858	50,243	(130,563)	1,534,538	430,381	—	(170,525)	12,767,357

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       82

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Health Sciences	688,785	1,264,266	(657,835)	1,295,216	9,376	7,359,078	(1,358,518)	6,709,219
High Yield	1,004,722	41,375	(277,459)	768,638	316,198	—	(191,899)	5,434,270
International Core	291,172	20,912	(9,478)	302,606	189,418	—	(26,418)	8,003,920
International Growth Opportunities	548,595	38,499	(47,670)	539,424	28,492	—	(84,744)	5,820,387
International Growth Stock	587,911	21,354	(51,697)	557,568	87,869	117,289	(15,767)	6,456,641
International Small Cap	1,276,122	13,846	(86,705)	1,203,263	211,345	—	(98,378)	19,528,953
International Small Company	2,336,799	32,957	(239,470)	2,130,286	325,610	—	(98,043)	19,556,021
International Value	1,069,561	38,764	(64,310)	1,044,015	289,247	—	(75,242)	13,018,870
International Value Equity	618,454	43,349	(16,827)	644,976	86,535	130,898	(24,080)	4,379,389
Mid Cap Stock	1,248,809	352,815	(60,411)	1,541,213	—	3,064,199	(70,690)	24,890,584
Mid Value	1,299,329	159,019	(143,151)	1,315,197	251,902	1,854,113	(290,278)	17,584,185
Natural Resources	1,486,117	14,759	—	1,500,876	140,067	—	—	13,012,596
Real Estate Equity	588,192	99,340	(103,228)	584,304	96,096	689,723	46,610	6,211,152
Real Return Bond	1,112,758	478,285	(209,455)	1,381,588	138,220	—	(200,608)	15,004,044
Redwood	1,149,916	90,807	(149,658)	1,091,065	—	873,494	(140,851)	10,637,884
Science & Technology	2,320,381	551,934	(350,791)	2,521,524	—	5,686,264	821,749	24,635,285
Short Duration Credit Opportunities	3,613,143	803,686	(394,443)	4,022,386	777,797	—	(352,542)	36,845,054
Small Cap Growth	522,814	167,244	(16,164)	673,894	—	700,784	(34,272)	4,548,784
Small Cap Value	267,979	15,066	(31,751)	251,294	23,991	205,239	(4,852)	4,422,773
Small Company Growth	234,472	35,471	(4,206)	265,737	—	488,836	(7,332)	4,145,493
Small Company Value	153,870	51,440	(16,866)	188,444	46,738	1,177,622	(13,821)	4,422,773
Spectrum Income	2,508,672	574,803	(260,318)	2,823,157	401,760	111,382	(244,463)	28,259,803
Strategic Equity Allocation	32,938,169	2,028,189	(2,538,417)	32,427,941	6,627,350	17,335,759	94,881	374,218,437
Strategic Growth	1,421,095	110,940	(98,771)	1,433,264	172,663	1,123,490	145,916	20,796,667
Strategic Income Opportunities	3,665,479	919,503	(418,341)	4,166,641	709,341	1,076,016	(217,605)	43,041,401
Total Return	1,608,338	721,917	(245,011)	2,085,244	554,014	179,985	(115,546)	27,671,185
U.S. Equity	2,251,015	444,192	(268,716)	2,426,491	525,676	3,633,724	(276,194)	22,954,600
U.S. High Yield Bond	779,411	28,030	(111,449)	695,992	295,898	—	(157,755)	6,973,839
Value	713,845	156,196	(21,699)	848,342	47,800	698,158	(44,782)	7,736,883
Value Equity	785,730	65,781	(31,347)	820,164	123,465	57,369	9,156	7,545,507
					$22,263,494	$67,424,862	($2,904,179)	$1,299,754,534
Retirement Living through 2020
Absolute Return Currency	2,114,929	93,020	(414,704)	1,793,245	—	—	($193,427)	$16,928,236
Active Bond	4,568,040	1,159,956	(534,675)	5,193,321	$943,971	$61,226	(189,511)	51,673,541
Alpha Opportunities	1,065,118	174,751	(84,975)	1,154,894	80,850	1,465,592	(40,247)	11,248,663
Asia Total Return Bond	1,329,650	38,643	(100,729)	1,267,564	341,600	—	(115,350)	11,382,726
Blue Chip Growth	433,127	76,735	(46,074)	463,788	7,870	1,728,257	801,435	13,533,324
Capital Appreciation	755,690	136,752	(67,191)	825,251	8,536	1,661,431	507,324	12,320,996
Capital Appreciation Value	3,536,577	503,264	(157,392)	3,882,449	638,251	4,327,183	(26,502)	40,726,894
Core Bond	1,036,531	118,261	(151,009)	1,003,783	148,182	—	(18,564)	13,139,515
Core High Yield	919,712	32,973	(278,645)	674,040	300,473	—	(494,975)	5,695,642
Disciplined Value	389,617	48,369	(29,741)	408,245	97,657	218,309	(8,476)	6,580,916
Emerging Markets	1,691,061	29,007	(278,448)	1,441,620	243,662	—	429,677	11,331,134
Emerging Markets Debt	1,366,935	534,248	(135,597)	1,765,586	441,541	—	(228,760)	14,954,516
Emerging Markets Equity	689,010	282,987	—	971,997	7,400	—	—	7,513,538
Equity Income	888,222	94,259	(108,811)	873,670	176,581	1,282,082	(309,816)	14,118,500
Financial Industries	1,112,740	64,481	(100,571)	1,076,650	245,749	—	38,519	15,686,792
Floating Rate Income	7,244,603	359,363	(535,959)	7,068,007	1,597,544	—	(599,743)	55,695,894
Fundamental Global Franchise	757,587	71,776	(128,653)	700,710	82,157	839,452	360,722	8,394,505
Fundamental Large Cap Value	904,127	140,999	(63,127)	981,999	131,604	481,583	59,657	11,027,847
Global Absolute Return Strategies	2,514,806	313,504	(328,706)	2,499,604	1,760,429	—	(152,916)	25,246,004
Global Bond	1,117,034	91,788	(168,311)	1,040,511	8,680	—	(32,041)	12,642,207
Global Equity	1,107,687	85,577	(106,815)	1,086,449	245,240	—	(118,474)	10,723,254

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       83

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Global Income	2,238,227	68,089	(286,652)	2,019,664	535,288	—	(371,041)	17,369,114
Global Real Estate (Deutsche)	922,920	23,752	(946,672)	—	—	—	3,453,755	—
Global Real Estate (Standard Life)	—	856,110	(108,965)	747,145	123,067	33,906	2,592	7,277,197
Global Shareholder Yield	1,554,643	95,541	(321,285)	1,328,899	251,427	690,516	(21,958)	13,182,674
Global Short Duration Credit	1,712,765	54,241	(107,396)	1,659,610	464,453	—	(140,291)	13,807,957
Health Sciences	510,547	931,103	(580,918)	860,732	6,682	5,244,663	(1,305,705)	4,458,589
High Yield	1,086,927	44,721	(316,087)	815,561	341,972	—	(172,156)	5,766,018
International Core	208,364	8,842	(9,687)	207,519	130,473	—	(16,538)	5,488,868
International Growth Opportunities	393,944	21,872	(43,848)	371,968	19,574	—	(82,264)	4,013,537
International Growth Stock	421,716	14,065	(52,684)	383,097	60,300	80,490	46,920	4,436,266
International Small Cap	805,215	12,657	(65,522)	752,350	132,003	—	(71,192)	12,210,633
International Small Company	1,470,072	26,747	(162,985)	1,333,834	203,239	—	(54,793)	12,244,593
International Value	772,291	35,747	(85,894)	722,144	197,906	—	(23,655)	9,005,137
International Value Equity	443,186	21,297	(22,956)	441,527	59,634	90,205	(22,771)	2,997,966
Mid Cap Stock	757,168	241,891	(58,670)	940,389	—	1,867,360	(25,151)	15,187,277
Mid Value	842,321	91,726	(126,441)	807,606	152,721	1,124,099	(122,322)	10,797,689
Natural Resources	1,183,681	11,756	—	1,195,437	111,562	—	—	10,364,439
Real Estate Equity	472,966	75,604	(93,253)	455,317	74,980	538,166	119,004	4,840,022
Real Return Bond	1,157,471	494,061	(163,451)	1,488,081	145,607	—	(137,768)	16,160,555
Redwood	889,789	65,848	(124,401)	831,236	—	664,409	(66,272)	8,104,551
Science & Technology	1,662,707	425,922	(236,085)	1,852,544	—	4,126,177	601,372	18,099,351
Short Duration Credit Opportunities	4,409,285	606,072	(338,771)	4,676,586	927,891	—	(303,272)	42,837,526
Small Cap Growth	350,732	114,934	(20,111)	445,555	—	462,609	(25,976)	3,007,499
Small Cap Value	181,407	11,277	(25,539)	167,145	15,826	135,391	(2,661)	2,941,745
Small Company Growth	158,354	28,243	(8,181)	178,416	—	322,801	(16,774)	2,783,295
Small Company Value	104,513	34,778	(14,663)	124,628	30,798	775,983	96,176	2,925,031
Spectrum Income	3,019,195	424,407	(191,747)	3,251,855	478,334	128,461	(167,228)	32,551,064
Strategic Equity Allocation	22,276,539	1,282,354	(2,152,470)	21,406,423	4,379,184	11,455,031	4,535,571	247,030,126
Strategic Growth	870,159	75,104	(81,404)	863,859	103,924	676,215	248,350	12,534,594
Strategic Income Opportunities	4,472,982	708,615	(369,489)	4,812,108	845,362	1,248,573	(191,197)	49,709,078
Total Return	2,529,390	682,972	(283,128)	2,929,234	882,387	253,760	(150,905)	38,870,937
U.S. Equity	1,780,086	330,733	(271,617)	1,839,202	400,976	2,771,743	(184,894)	17,398,848
U.S. High Yield Bond	842,512	30,905	(87,070)	786,347	326,144	—	(117,747)	7,879,200
Value	417,941	123,605	(23,716)	517,830	29,075	424,660	(38,605)	4,722,607
Value Equity	480,510	50,134	(29,213)	501,431	74,044	34,405	8,052	4,613,166
					$19,012,810	$45,214,738	$4,947,188	$1,036,181,793
Retirement Living through 2015
Absolute Return Currency	1,122,147	15,505	(243,465)	894,187	—	—	($90,603)	$8,441,123
Active Bond	3,659,092	684,161	(492,890)	3,850,363	$737,910	$46,945	(106,960)	38,311,108
Alpha Opportunities	157,648	20,886	(29,409)	149,125	10,741	194,708	90,994	1,452,472
Asia Total Return Bond	919,435	25,118	(140,181)	804,372	222,034	—	(148,864)	7,223,258
Blue Chip Growth	172,735	26,038	(25,266)	173,507	2,986	655,696	184,260	5,062,943
Capital Appreciation	296,300	54,097	(38,577)	311,820	3,247	631,993	81,057	4,655,473
Capital Appreciation Value	1,894,532	248,149	(141,801)	2,000,880	325,866	2,209,292	209,165	20,989,232
Core Bond	929,557	45,554	(239,980)	735,131	121,867	—	(27,331)	9,622,864
Core High Yield	498,702	17,392	(163,969)	352,125	158,639	—	(284,005)	2,975,456
Disciplined Value	152,838	16,780	(20,366)	149,252	37,709	84,298	(7,700)	2,405,946
Emerging Markets	597,238	11,311	(46,381)	562,168	95,017	—	148,960	4,418,639
Emerging Markets Debt	812,369	290,331	(129,500)	973,200	253,258	—	(206,357)	8,243,003
Emerging Markets Equity	306,773	45,963	—	352,736	2,685	—	—	2,726,650
Equity Income	337,435	52,207	(60,645)	328,997	69,289	497,191	(27,874)	5,316,594
Financial Industries	288,165	11,632	(39,068)	260,729	60,633	—	9,399	3,798,816
Floating Rate Income	4,482,654	267,924	(506,633)	4,243,945	970,218	—	(557,145)	33,442,288

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       84

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Fundamental Global Franchise	349,670	32,860	(78,307)	304,223	36,496	372,905	227,494	3,644,588
Fundamental Large Cap Value	351,827	55,893	(41,713)	366,007	50,025	183,058	16,797	4,110,261
Global Absolute Return Strategies	1,297,717	159,444	(202,126)	1,255,035	894,396	—	(89,698)	12,675,852
Global Bond	808,835	33,384	(132,150)	710,069	5,969	—	(1,112)	8,627,340
Global Equity	445,310	118,123	(60,790)	502,643	116,444	—	(33,582)	4,961,087
Global Income	1,243,815	36,280	(252,994)	1,027,101	281,793	—	(299,284)	8,833,071
Global Real Estate (Deutsche)	383,857	7,994	(391,851)	—	—	—	1,712,198	—
Global Real Estate (Standard Life)	—	352,180	(60,840)	291,340	48,941	13,484	(1,912)	2,837,648
Global Shareholder Yield	841,632	50,267	(168,098)	723,801	135,722	372,085	124,866	7,180,110
Global Short Duration Credit	959,070	29,453	(124,726)	863,797	252,540	—	(173,993)	7,186,794
Health Sciences	157,066	219,171	(167,691)	208,546	1,643	1,289,440	(4,628)	1,080,270
High Yield	590,505	23,697	(195,100)	419,102	181,371	—	132,914	2,963,054
International Core	83,319	1,926	(6,523)	78,722	50,333	—	(3,237)	2,082,201
International Growth Opportunities	158,928	5,496	(22,578)	141,846	7,574	—	(38,674)	1,530,519
International Growth Stock	169,520	4,517	(29,644)	144,393	23,306	31,110	59,831	1,672,073
International Small Cap	346,494	5,357	(64,787)	287,064	51,591	—	(30,115)	4,659,042
International Small Company	626,433	11,154	(128,788)	508,799	79,485	—	8,672	4,670,771
International Value	311,254	11,727	(51,763)	271,218	76,688	—	92,885	3,382,093
International Value Equity	177,579	7,820	(18,131)	167,268	22,998	34,788	330	1,135,750
Mid Cap Stock	303,903	82,597	(26,110)	360,390	—	724,723	(61,755)	5,820,307
Mid Value	332,723	35,882	(65,099)	303,506	59,744	439,742	(58,116)	4,057,874
Natural Resources	543,307	5,396	—	548,703	51,207	—	—	4,757,254
Real Estate Equity	232,171	34,859	(55,324)	211,706	35,868	257,441	211,083	2,250,436
Real Return Bond	664,125	302,626	(119,372)	847,379	83,141	—	(75,236)	9,202,532
Redwood	417,921	30,074	(78,713)	369,282	—	303,453	7,318	3,600,498
Science & Technology	512,917	102,511	(173,491)	441,937	—	1,012,460	(174,667)	4,317,723
Short Duration Credit Opportunities	2,457,944	217,013	(268,660)	2,406,297	501,146	—	(223,372)	22,041,677
Small Cap Growth	138,349	32,754	(13,296)	157,807	—	165,743	15,339	1,065,199
Small Cap Value	67,246	3,507	(12,628)	58,125	5,676	48,561	1,249	1,023,000
Small Company Growth	55,189	11,293	(4,748)	61,734	—	115,644	(12,093)	963,048
Small Company Value	38,504	11,986	(7,149)	43,341	11,047	278,349	58,852	1,017,208
Spectrum Income	1,672,792	152,668	(148,501)	1,676,959	259,910	67,294	(79,259)	16,786,364
Strategic Equity Allocation	9,125,032	549,217	(1,279,793)	8,394,456	1,754,770	4,590,107	2,292,876	96,872,022
Strategic Growth	341,894	27,653	(49,207)	320,340	40,111	260,998	54,175	4,648,129
Strategic Income Opportunities	2,489,448	264,381	(277,365)	2,476,464	457,918	652,751	(95,171)	25,581,872
Total Return	2,024,616	400,475	(272,842)	2,152,249	703,157	192,959	(135,852)	28,560,345
U.S. Equity	1,036,747	179,178	(204,910)	1,011,015	226,449	1,565,328	72,166	9,564,199
U.S. High Yield Bond	461,320	16,229	(86,314)	391,235	171,428	—	(46,708)	3,920,175
Value	172,899	34,435	(12,758)	194,576	11,332	165,515	(29,665)	1,774,535
Value Equity	187,881	18,736	(23,927)	182,690	28,514	13,249	(833)	1,680,751
					$9,790,832	$17,471,310	$2,687,079	$491,823,537
Retirement Living through 2010
Absolute Return Currency	646,306	25,192	(156,887)	514,611	—	—	($63,579)	$4,857,928
Active Bond	2,748,023	321,035	(328,225)	2,740,833	$537,114	$33,373	(65,981)	27,271,284
Alpha Opportunities	114,991	17,413	(22,827)	109,577	7,996	144,945	(19,367)	1,067,282
Asia Total Return Bond	644,880	16,656	(134,398)	527,138	147,244	—	(138,430)	4,733,697
Blue Chip Growth	86,023	16,715	(19,269)	83,469	1,437	315,491	192,852	2,435,621
Capital Appreciation	148,981	32,824	(32,082)	149,723	1,562	304,090	116,927	2,235,369
Capital Appreciation Value	966,148	131,807	(95,122)	1,002,833	163,358	1,107,529	185,935	10,519,719
Core Bond	638,855	38,675	(154,533)	522,997	84,747	—	(18,650)	6,846,035
Core High Yield	280,702	10,126	(84,360)	206,468	92,227	—	(149,884)	1,744,659
Disciplined Value	76,788	7,258	(12,225)	71,821	18,401	41,135	20,812	1,157,762
Emerging Markets	251,145	4,886	(13,209)	242,822	41,042	—	41,253	1,908,580

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       85

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Emerging Markets Debt	514,681	168,040	(92,559)	590,162	163,055	—	(151,870)	4,998,674
Emerging Markets Equity	145,736	13,142	—	158,878	1,210	—	—	1,228,125
Equity Income	176,300	18,803	(37,070)	158,033	34,005	241,482	48,262	2,553,815
Financial Industries	36,831	2,851	(5,648)	34,034	7,846	—	(2,513)	495,873
Floating Rate Income	3,021,711	216,922	(503,761)	2,734,872	638,034	—	(508,234)	21,550,787
Fundamental Global Franchise	186,979	23,568	(50,661)	159,886	19,363	197,844	121,962	1,915,439
Fundamental Large Cap Value	183,637	24,832	(34,724)	173,745	24,057	88,031	32,930	1,951,159
Global Absolute Return Strategies	797,409	117,509	(193,430)	721,488	516,851	—	(74,309)	7,287,027
Global Bond	562,855	25,619	(103,464)	485,010	4,071	—	2,713	5,892,876
Global Equity	256,397	77,139	(54,860)	278,676	65,392	—	(7,351)	2,750,534
Global Income	700,109	20,762	(145,506)	575,365	155,704	—	(173,451)	4,948,136
Global Real Estate (Deutsche)	183,970	3,854	(187,824)	—	—	—	869,987	—
Global Real Estate (Standard Life)	—	173,417	(37,450)	135,967	22,990	6,334	(6,162)	1,324,321
Global Shareholder Yield	454,505	28,483	(106,125)	376,863	72,819	196,990	77,039	3,738,477
Global Short Duration Credit	560,136	17,242	(86,240)	491,138	147,950	—	(125,555)	4,086,267
Health Sciences	21,690	38,672	(60,362)	—	245	192,371	(12,603)	—
High Yield	332,798	13,687	(94,052)	252,433	104,602	—	108,106	1,784,699
International Core	37,503	2,503	(5,284)	34,722	22,352	—	(2,734)	918,384
International Growth Opportunities	71,297	5,982	(15,206)	62,073	3,378	—	(31,853)	669,769
International Growth Stock	76,116	3,029	(15,816)	63,329	10,395	13,875	27,563	733,349
International Small Cap	159,608	4,035	(33,329)	130,314	23,804	—	78	2,115,001
International Small Company	292,885	9,162	(71,655)	230,392	36,651	—	32,653	2,115,001
International Value	133,981	5,658	(20,997)	118,642	34,128	—	31,920	1,479,468
International Value Equity	79,468	5,104	(11,102)	73,470	10,214	15,450	(2,100)	498,862
Mid Cap Stock	136,065	56,976	(31,259)	161,782	—	329,240	(64,438)	2,612,777
Mid Value	181,103	28,324	(73,734)	135,693	26,953	198,385	96,478	1,814,217
Natural Resources	264,607	2,628	—	267,235	24,939	—	—	2,316,925
Real Estate Equity	132,745	20,730	(35,946)	117,529	20,115	144,374	156,001	1,249,329
Real Return Bond	400,729	209,539	(81,879)	528,389	49,801	—	(66,114)	5,738,301
Redwood	256,426	21,628	(55,111)	222,943	—	185,699	5,590	2,173,691
Science & Technology	73,400	16,537	(31,785)	58,152	—	134,985	(28,677)	568,148
Short Duration Credit Opportunities	1,440,532	138,358	(169,719)	1,409,171	293,655	—	(113,896)	12,908,010
Small Cap Growth	55,092	19,512	(11,285)	63,319	—	67,365	(4,367)	427,402
Small Cap Value	27,460	1,438	(5,772)	23,126	2,304	19,714	(1,877)	407,024
Small Company Growth	19,119	9,823	(4,157)	24,785	—	47,003	(10,585)	386,645
Small Company Value	15,847	4,967	(3,472)	17,342	4,485	112,992	19,285	407,024
Spectrum Income	988,343	108,966	(112,128)	985,181	153,299	39,627	(22,783)	9,861,663
Strategic Equity Allocation	4,419,402	308,373	(762,225)	3,965,550	839,716	2,196,520	1,247,228	45,762,446
Strategic Growth	171,631	16,820	(34,394)	154,057	19,417	126,342	20,930	2,235,369
Strategic Income Opportunities	1,461,898	173,231	(183,423)	1,451,706	269,173	383,597	7,912	14,996,125
Total Return	1,512,107	196,347	(171,397)	1,537,057	521,130	137,488	(72,849)	20,396,750
U.S. Equity	562,939	99,336	(125,832)	536,443	121,516	839,979	79,850	5,074,753
U.S. High Yield Bond	260,397	9,277	(42,449)	227,225	97,951	—	(25,072)	2,276,793
Value	39,151	58,443	(10,062)	87,532	5,132	74,955	(20,427)	798,288
Value Equity	97,169	7,695	(16,410)	88,454	13,904	6,461	(1,063)	813,776
					$5,677,734	$7,943,666	$1,557,492	$273,039,435

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       86

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS       87

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Retirement Living Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279527	LCSA 2/16 4/16

John Hancock

Retirement Living II Portfolios

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for investors. Oil prices hit multi-year lows before rebounding in February, and a wide variety of risk assets faced significant volatility. High-yield corporate bonds generally declined on fears of a wave of defaults from commodity-linked issuers. Concerns about slowing global growth added to negative investor psychology, and stock prices fell around the world. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continued to stimulate growth and to signal that they will take action to support economies and markets.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Retirement Living II Portfolios

2	Retirement Living II through strategy at a glance
3	Discussion of portfolio performance
8	John Hancock Retirement Living through II 2055 Portfolio
9	John Hancock Retirement Living through II 2050 Portfolio
10	John Hancock Retirement Living through II 2045 Portfolio
11	John Hancock Retirement Living through II 2040 Portfolio
12	John Hancock Retirement Living through II 2035 Portfolio
13	John Hancock Retirement Living through II 2030 Portfolio
14	John Hancock Retirement Living through II 2025 Portfolio
15	John Hancock Retirement Living through II 2020 Portfolio
16	John Hancock Retirement Living through II 2015 Portfolio
17	John Hancock Retirement Living through II 2010 Portfolio
18	Your expenses
21	Portfolios' investments
25	Financial statements
33	Financial highlights
38	Notes to financial statements
46	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       1

Retirement Living II through strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

The Retirement Living Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Retirement Living II Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative, investing primarily in fixed-income funds.

JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Retirement Living II Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       2

Discussion of portfolio performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

What were your observations on the global capital markets during the six months that ended February 29, 2016?

The period began and ended with concerns over the slowing of China's economic growth, which prompted sharp intraperiod equity market declines, especially during the opening weeks of 2016. For the period as a whole, the S&P 500 Index was down 0.92%, but still outpaced international developed- and emerging-market stocks. The MSCI EAFE Index declined 9.48%, and the MSCI Emerging Markets Index fell 8.74%.

U.S. investment-grade bonds delivered modest gains. The Barclays U.S. Aggregate Bond Index was up 2.20%. Solid U.S. jobs data paved the way for a U.S. federal funds rate hike in December 2015, the first time the U.S. Federal Reserve increased interest rates since 2006; however, investor expectations of further imminent monetary policy tightening were softened as market volatility spiked in January 2016.

Prices fell across global commodity markets as a whole, with precious metals being a notable exception. In particular, gold staged a striking comeback during the period. Meanwhile, the value of oil continued to plummet, pulling down indexes tracking high-yield corporate debt along with it. Energy issuers make up a significant portion of the non-investment-grade bond universe.

Given that backdrop, how did the portfolios perform?

The portfolios declined given their broad exposure to the world's equity and fixed-income markets. The holdings are deliberately global and multi-sector in nature, a key element of our diversification strategy.

Although down in absolute terms, the portfolios generally outpaced their custom blended benchmarks and their Morningstar fund category averages.

How were the portfolios positioned as of the end of the period?

In our view, the probability of an economic recession increased somewhat in the period's final weeks, which caused us to make some adjustments to the portfolios. To be clear, our base case assumptions still call for continued global economic growth, but we do acknowledge that the odds of recession were higher at the end of the period relative to those odds at its beginning.

We slightly reduced the portfolios' allocation to equities, primarily because of concerns related to market volatility. Period-end positioning included allocations to defensive equity strategies, designed to provide a measure of downside protection. For a similar reason, we continued to favor large-cap equities over small caps.

We added exposure to developed-market international equities given relatively stronger valuation support and greater potential for margin improvement relative to U.S. equities.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       3

Although higher growth rates and the benefits from structural reforms underpin a strong long-term case for emerging-market equities, cyclical headwinds, including decelerating growth in China and weak commodity prices, present near-term risks that have contributed to our decision to favor developed- over emerging-market stocks in the portfolios.

Within fixed income, the portfolios ended the period reflecting our continued bias favoring credit sectors, but we trimmed those positions in order to increase exposure to flexible multi-sector mandates.

Would you please give us a brief update on the portfolio management team?

Effective January 1, 2016, Steven E. Medina, CFA, began a new role in our organization, and he no longer serves as a portfolio manager of John Hancock Retirement Living II Portfolios. As of the same date, Marcelle Daher, CFA, and Nathan W. Thooft, CFA—both veteran members of John Hancock Asset Management's global asset allocation team and portfolio managers since 2013—joined me as co-heads of asset allocation.

In addition to continuing to manage the portfolios with me, Marcelle and Nate also assumed many of Steve's former responsibilities after Steve was named chief investment officer of developed-market equities at John Hancock Asset Management.

Management continuity is a hallmark of our team-run asset allocation portfolios, and we're confident that the transition of Steve's responsibilities to Marcelle and Nate will continue to be smooth. With presence in Boston, Hong Kong, and Toronto, the global asset allocation team is backed by more than two dozen investment professionals—including quantitative researchers, fundamental analysts, and financial economists—with an average of 15 years of industry experience.

RETIREMENT LIVING THROUGH II 2055 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 3.94%. The custom blended benchmark fell 4.38%,1,2 and the Morningstar target date 2051+ fund category average declined 5.11%.3

On balance, asset allocation contributed to benchmark-relative performance. An underweight allocation to emerging-market equity—an asset class that declined—buoyed relative results, as did overweight allocations to asset classes that fared well, including real estate investment trusts and information technology equities. Conversely, overweight allocations to certain poorly performing equity sectors, including financials, healthcare, and natural resources, weighed down results relative to the blended index.

RETIREMENT LIVING THROUGH II 2050 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 3.88%. The custom blended benchmark fell 4.38%,1,2 and the Morningstar target date 2046-2050 fund category average declined 4.96%.3

On balance, asset allocation contributed to benchmark-relative performance. An underweight allocation to emerging-market equity—an asset class that declined—buoyed relative results, as did overweight allocations to asset classes that fared well, including real estate investment trusts and information technology equities. Conversely, overweight allocations to certain poorly performing equity sectors, including financials, healthcare, and natural resources, weighed down results relative to the blended index.

RETIREMENT LIVING THROUGH II 2045 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 3.97%. The custom blended benchmark fell 4.38%,1,2 and the Morningstar target date 2041-2045 fund category average declined 5.07%.3

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       4

On balance, asset allocation contributed to benchmark-relative performance. An underweight allocation to emerging-market equity—an asset class that declined—buoyed relative results, as did overweight allocations to asset classes that fared well, including real estate investment trusts and information technology equities. Conversely, overweight allocations to certain poorly performing equity sectors, including financials, healthcare, and natural resources, weighed down results relative to the blended index.

RETIREMENT LIVING THROUGH II 2040 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 3.93%. The custom blended benchmark fell 4.38%,1,2 and the Morningstar target date 2036-2040 fund category average declined 4.75%.3

On balance, asset allocation contributed to benchmark-relative performance. An underweight allocation to emerging-market equity—an asset class that declined—buoyed relative results, as did overweight allocations to asset classes that fared well, including real estate investment trusts and information technology equities. Conversely, overweight allocations to certain poorly performing equity sectors, including financials, healthcare, and natural resources, weighed down results relative to the blended index.

RETIREMENT LIVING THROUGH II 2035 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 3.82%. The custom blended benchmark fell 4.12%,1,2 and the Morningstar target date 2031-2035 fund category average declined 4.51%.3

On balance, asset allocation contributed to benchmark-relative performance. An underweight allocation to emerging-market equity—an asset class that declined—buoyed relative results, as did overweight allocations to asset classes that fared well, including real

RETIREMENT LIVING II 2055-2010 PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the six months ended 2/29/16

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       5

estate investment trusts and information technology equities. Conversely, overweight allocations to certain poorly performing equity sectors, including financials and natural resources, weighed down results relative to the blended index.

RETIREMENT LIVING THROUGH II 2030 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 3.43%. The custom blended benchmark fell 3.64%,1,2 and the Morningstar target date 2026-2030 fund category average declined 3.81%.3

On balance, asset allocation contributed to benchmark-relative performance. An underweight allocation to emerging-market equity—an asset class that declined—buoyed relative results, as did overweight allocations to asset classes that fared well, including real estate investment trusts and information technology equities. Conversely, overweight allocations to certain poorly performing equity sectors, including financials and natural resources, weighed down returns relative to the blended index.

RETIREMENT LIVING THROUGH II 2025 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 2.83%. The custom blended benchmark fell 3.04%,1,2 and the Morningstar target date 2021-2025 fund category average declined 3.27%.3

On balance, asset allocation contributed to benchmark-relative performance. Underweight exposure to emerging-market equity—an asset class that declined—buoyed relative results, as did overweight allocations to asset classes that fared well, including technology equities and real estate investment trusts. Conversely, overweight allocations to certain poorly performing sectors, including bank loans and natural resource-related equities, weighed down returns relative to the blended index.

RETIREMENT LIVING THROUGH II 2020 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 2.41%. The custom blended benchmark fell 2.39%,1,2 and the Morningstar target date 2016-2020 fund category average declined 2.54%.3

Underweight exposure to emerging-market equity—an asset class that declined—buoyed relative results, as did an overweight allocation to asset classes that fared well, including real estate investment trusts. Conversely, overweight allocations to certain poorly performing sectors, including bank loans and natural resource-related equities, weighed down returns relative to the blended index.

RETIREMENT LIVING THROUGH II 2015 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 1.73%. The custom blended benchmark fell

Market index total returns

For the six months ended February 29, 2016

U.S. Stocks	S&P 500 Index	-0.92%
	Russell Midcap Index	-5.60%
	Russell 2000 Index	-10.16%
	FTSE NAREIT All Equity REIT Index	5.65%
International Stocks	MSCI EAFE Index	-9.38%
	MSCI Emerging Markets Index	-8.74%
	MSCI EAFE Small Cap Index	-4.96%
Fixed Income	Barclays U.S. Aggregate Bond Index	2.20%
	Bank of America Merrill Lynch U.S. High Yield Master II Index	-5.78%
	JPMorgan Global Government Bonds Unhedged Index	4.17%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       6

1.86%,1,2 and the Morningstar target date 2011-2015 fund category average declined 2.10%.3

Underweight exposure to emerging-market equity—an asset class that declined—buoyed relative results, as did an overweight allocation to asset classes that fared well, including real estate investment trusts. Conversely, overweight allocations to certain poorly performing sectors, including bank loans and natural resource-related equities, weighed down returns relative to the blended index.

RETIREMENT LIVING THROUGH II 2010 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 1.38%. The custom blended benchmark fell 1.50%,1,2 and the Morningstar target date 2000-2010 fund category average declined 1.67%.3

An underweight allocation to emerging-market equity—an asset class that declined—buoyed relative results, as did an overweight allocation to asset classes that fared well, including real estate investment trusts. Conversely, overweight allocations to certain poorly performing sectors, including bank loans and natural resource-related equities, weighed down returns relative to the blended index.

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

1 The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
3 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an exchange-traded fund (ETF) generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the portfolio. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates farther off initially allocate more aggressively to stock funds. As a portfolio approaches its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolio's prospectuses for additional information.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       7

John Hancock Retirement Living through II 2055 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2055 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	62.9%
Equity	62.9%
Unaffiliated investment companies/ Exchange-traded funds	37.1%
Equity	30.9%
Fixed income	6.2%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1 year	-10.60	-10.51	-10.27	-10.39	-6.19	1.50	-10.13
Since inception	-0.85	-0.71	-0.47	-0.54	4.00	3.55	-0.36
Cumulative returns
6 months	-4.06	-4.06	-3.89	-3.94	-0.92	2.20	-4.38
Since inception	-1.64	-1.36	-0.90	-1.04	7.87	6.96	-0.70

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	4.42	4.27	3.92	3.95
Net (%)	0.96	0.71	0.46	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       8

John Hancock Retirement Living through II 2050 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2050 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	63.3%
Equity	63.3%
Unaffiliated investment companies/ Exchange-traded funds	36.7%
Equity	31.3%
Fixed income	5.4%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-10.58	-10.49	-10.24	-10.29	-6.19	1.50	-10.13
Since inception	1.27	1.44	1.68	1.61	6.07	3.45	1.54
Cumulative returns
6 months	-4.01	-4.00	-3.83	-3.88	-0.92	2.20	-4.38
Since inception	2.96	3.35	3.92	3.76	14.59	8.16	3.60

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	2.45	2.29	1.95	1.98
Net (%)	0.96	0.71	0.46	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       9

John Hancock Retirement Living through II 2045 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2045 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns..

ASSET ALLOCATION (%)

Affiliated investment companies	63.4%
Equity	63.4%
Unaffiliated investment companies/ Exchange-traded funds	36.6%
Equity	31.2%
Fixed income	5.4%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-10.58	-10.57	-10.42	-10.38	-6.19	1.50	-10.13
Since inception	1.20	1.36	1.56	1.51	6.07	3.45	1.54
Cumulative returns
6 months	-4.09	-4.08	-4.02	-3.97	-0.92	2.20	-4.38
Since inception	2.79	3.18	3.64	3.53	14.59	8.16	3.60

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.89	1.74	1.38	1.42
Net (%)	0.96	0.71	0.46	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       10

John Hancock Retirement Living through II 2040 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2040 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI AC World ex-US Index, 4.00% Barclays U.S. Aggregate Bond Index, and 1.00% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns..

ASSET ALLOCATION (%)

Affiliated investment companies	63.5%
Equity	63.5%
Unaffiliated investment companies/ Exchange-traded funds	36.5%
Equity	31.1%
Fixed income	5.4%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-10.54	-10.36	-10.29	-10.35	-6.19	1.50	-10.13
Since inception	1.27	1.48	1.67	1.58	6.07	3.45	1.54
Cumulative returns
6 months	-4.05	-3.95	-3.88	-3.93	-0.92	2.20	-4.38
Since inception	2.95	3.45	3.91	3.69	14.59	8.16	3.60

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.77	1.62	1.27	1.30
Net (%)	0.96	0.71	0.46	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       11

John Hancock Retirement Living through II 2035 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2035 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 63.70% Russell 3000 Index, 27.30% MSCI AC World ex-US Index, 7.20% Barclays U.S. Aggregate Bond Index, and 1.80% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	60.2%
Equity	60.2%
Unaffiliated investment companies/ Exchange-traded funds	39.8%
Equity	29.6%
Fixed income	10.2%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-10.38	-10.28	-10.21	-10.16	-6.19	1.50	-9.74
Since inception	1.27	1.44	1.64	1.61	6.07	3.45	1.67
Cumulative returns
6 months	-3.95	-3.95	-3.88	-3.82	-0.92	2.20	-4.12
Since inception	2.96	3.35	3.82	3.77	14.59	8.16	3.90

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.56	1.42	1.06	1.09
Net (%)	0.95	0.70	0.45	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       12

John Hancock Retirement Living through II 2030 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2030 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 58.10% Russell 3000 Index, 24.90% MSCI AC World ex-US Index, 13.60% Barclays U.S. Aggregate Bond Index, and 3.40% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	54.5%
Equity	54.5%
Unaffiliated investment companies/ Exchange-traded funds	45.5%
Equity	26.7%
Fixed income	18.8%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-9.59	-9.58	-9.33	-9.38	-6.19	1.50	-8.94
Since inception	1.39	1.55	1.79	1.72	6.07	3.45	1.83
Cumulative returns
6 months	-3.56	-3.55	-3.38	-3.43	-0.92	2.20	-3.64
Since inception	3.23	3.63	4.19	4.03	14.59	8.16	4.27

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.47	1.32	0.98	1.01
Net (%)	0.98	0.73	0.48	0.53

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       13

John Hancock Retirement Living through II 2025 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2025 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 50.40% Russell 3000 Index, 21.60% MSCI AC World ex-US Index, 22.40% Barclays U.S. Aggregate Bond Index, and 5.60% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	47.0%
Equity	47.0%
Unaffiliated investment companies/ Exchange-traded funds	53.0%
Fixed income	29.9%
Equity	23.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-8.61	-8.60	-8.35	-8.40	-6.19	1.50	-7.81
Since inception	1.52	1.69	1.93	1.88	6.07	3.45	2.05
Cumulative returns
6 months	-3.05	-2.95	-2.87	-2.83	-0.92	2.20	-3.04
Since inception	3.55	3.94	4.52	4.41	14.59	8.16	4.80

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.46	1.30	0.96	0.99
Net (%)	0.99	0.74	0.49	0.54

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       14

John Hancock Retirement Living through II 2020 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2020 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 42.00% Russell 3000 Index, 18.00% MSCI AC World ex-US Index, 32.00% Barclays U.S. Aggregate Bond Index, and 8.00% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	38.9%
Equity	38.9%
Unaffiliated investment companies/ Exchange-traded funds	61.1%
Fixed income	42.0%
Equity	19.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-7.63	-7.53	-7.36	-7.42	-6.19	1.50	-6.59
Since inception	1.51	1.68	1.93	1.83	6.07	3.45	2.21
Cumulative returns
6 months	-2.44	-2.44	-2.26	-2.41	-0.92	2.20	-2.39
Since inception	3.53	3.93	4.51	4.29	14.59	8.16	5.18

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.58	1.43	1.08	1.11
Net (%)	0.99	0.74	0.49	0.54

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       15

John Hancock Retirement Living through II 2015 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2015 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 35.00% Russell 3000 Index, 15.00% MSCI AC World ex-US Index, 40.00% Barclays U.S. Aggregate Bond Index, and 10.00% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower retuns.

ASSET ALLOCATION (%)

Affiliated investment companies	32.0%
Equity	32.0%
Unaffiliated investment companies/ Exchange-traded funds	68.0%
Fixed income	52.3%
Equity	15.7%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-6.58	-6.48	-6.40	-6.45	-6.19	1.50	-5.57
Since inception	1.47	1.64	1.84	1.79	6.07	3.45	2.30
Cumulative returns
6 months	-1.86	-1.76	-1.78	-1.73	-0.92	2.20	-1.86
Since inception	3.43	3.83	4.31	4.20	14.59	8.16	5.39

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	2.16	2.01	1.66	1.69
Net (%)	0.98	0.73	0.48	0.53

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       16

John Hancock Retirement Living through II 2010 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2010 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 29.75% Russell 3000 Index, 12.75% MSCI AC World ex-US Index, 46.00% Barclays U.S. Aggregate Bond Index, and 11.50% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	27.0%
Equity	27.0%
Unaffiliated investment companies/ Exchange-traded funds	73.0%
Fixed income	59.7%
Equity	13.3%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-5.98	-5.89	-5.62	-5.77	-6.19	1.50	-4.80
Since inception	1.55	1.71	1.96	1.87	6.07	3.45	2.33
Cumulative returns
6 months	-1.51	-1.50	-1.33	-1.38	-0.92	2.20	-1.50
Since inception	3.61	4.01	4.59	4.37	14.59	8.16	5.46

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	2.48	2.33	1.98	2.01
Net (%)	0.98	0.73	0.48	0.53

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       17

Your expenses

As a shareholder of a John Hancock Funds II Retirement Living II Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2015 through February 29, 2016).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       18

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during period[1] 9-1-2015-2-29-2016	Annualized expense ratio[2]
Retirement Living through II 2055 Portfolio
Class R2	Actual	$1,000.00	$959.40	$1.66	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.71	0.34%
Class R4	Actual	1,000.00	959.40	1.17	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.21	0.24%
Class R6	Actual	1,000.00	961.10	0.34	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.35	0.07%
Class 1	Actual	1,000.00	960.60	0.58	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%
Retirement Living through II 2050 Portfolio
Class R2	Actual	$1,000.00	$959.90	$1.66	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.71	0.34%
Class R4	Actual	1,000.00	960.00	1.17	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.21	0.24%
Class R6	Actual	1,000.00	961.70	0.34	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.35	0.07%
Class 1	Actual	1,000.00	961.20	0.59	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%
Retirement Living through II 2045 Portfolio
Class R2	Actual	$1,000.00	$959.10	$1.61	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Class R4	Actual	1,000.00	959.20	1.17	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.21	0.24%
Class R6	Actual	1,000.00	959.80	0.34	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.35	0.07%
Class 1	Actual	1,000.00	960.30	0.58	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%
Retirement Living through II 2040 Portfolio
Class R2	Actual	$1,000.00	$959.50	$1.61	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Class R4	Actual	1,000.00	960.50	1.12	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.16	0.23%
Class R6	Actual	1,000.00	961.20	0.34	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.35	0.07%
Class 1	Actual	1,000.00	960.70	0.58	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%
Retirement Living through II 2035 Portfolio
Class R2	Actual	$1,000.00	$960.50	$1.66	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.71	0.34%
Class R4	Actual	1,000.00	960.50	1.17	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.21	0.24%
Class R6	Actual	1,000.00	961.20	0.39	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.40	0.08%
Class 1	Actual	1,000.00	961.80	0.63	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.65	0.13%
Retirement Living through II 2030 Portfolio
Class R2	Actual	$1,000.00	$964.40	$1.81	0.37%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.86	0.37%
Class R4	Actual	1,000.00	964.50	1.32	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.36	0.27%
Class R6	Actual	1,000.00	966.20	0.49	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.50	0.10%
Class 1	Actual	1,000.00	965.70	0.78	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.81	0.16%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       19

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during period[1] 9-1-2015-2-29-2016	Annualized expense ratio[2]
Retirement Living through II 2025 Portfolio
Class R2	Actual	$1,000.00	$969.50	$1.96	0.40%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.01	0.40%
Class R4	Actual	1,000.00	970.50	1.47	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.51	0.30%
Class R6	Actual	1,000.00	971.30	0.64	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.65	0.13%
Class 1	Actual	1,000.00	971.70	0.93	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.96	0.19%
Retirement Living through II 2020 Portfolio
Class R2	Actual	$1,000.00	$975.60	$2.01	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%
Class R4	Actual	1,000.00	975.60	1.52	0.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Class R6	Actual	1,000.00	977.40	0.74	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%
Class 1	Actual	1,000.00	975.90	0.98	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.01	0.20%
Retirement Living through II 2015 Portfolio
Class R2	Actual	$1,000.00	$981.40	$2.12	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.16	0.43%
Class R4	Actual	1,000.00	982.40	1.63	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Class R6	Actual	1,000.00	982.20	0.79	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.81	0.16%
Class 1	Actual	1,000.00	982.70	1.04	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.06	0.21%
Retirement Living through II 2010 Portfolio
Class R2	Actual	$1,000.00	$984.90	$2.12	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.16	0.43%
Class R4	Actual	1,000.00	985.00	1.63	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Class R6	Actual	1,000.00	986.70	0.79	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.81	0.16%
Class 1	Actual	1,000.00	986.20	1.09	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.11	0.22%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182) and divided by 366 (to reflect the one-half year period).
2	The portfolios' expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Retirement Living through II 2055	Retirement Living through II 2050	Retirement Living through II 2045	Retirement Living through II 2040	Retirement Living through II 2035	Retirement Living through II 2030	Retirement Living through II 2025	Retirement Living through II 2020	Retirement Living through II 2015	Retirement Living through II 2010
2-29-16	0.05%- 0.66%	0.05%- 0.66%	0.05%- 0.66%	0.05%- 0.66%	0.05%- 0.66%	0.05%- 0.66%	0.05%- 0.66%	0.05%- 0.66%	0.05%- 0.66%	0.05%- 0.66%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       20

Portfolios' investments

RETIREMENT LIVING THROUGH II 2055 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 62.8%
Equity - 62.8%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,161,537	$13,404,135
UNAFFILIATED INVESTMENT COMPANIES - 37.1%
Exchange-traded funds - 37.1%
Financial Select Sector SPDR Fund	21,635	456,282
iShares iBoxx $ Investment Grade Corporate Bond ETF	978	112,480
iShares J.P. Morgan USD Emerging Markets Bond ETF	921	98,897
iShares MSCI USA Minimum Volatility ETF	24,758	1,031,666
iShares TIPS Bond ETF	341	38,451
PowerShares Senior Loan Portfolio	8,595	190,121
SPDR Barclays High Yield Bond ETF	8,468	283,001
Vanguard Dividend Appreciation ETF	8,943	687,180
Vanguard Energy ETF	3,314	259,188
Vanguard FTSE Developed Markets ETF	11,650	391,673
Vanguard FTSE Emerging Markets ETF	21,807	670,129
Vanguard Health Care ETF	1,408	168,791
Vanguard Information Technology ETF	4,928	497,432
Vanguard Intermediate-Term Bond ETF	1,054	89,948
Vanguard Intermediate-Term Corporate Bond ETF	2,964	252,503
Vanguard Materials ETF	973	87,813
Vanguard Mid-Cap ETF	6,686	752,108
Vanguard REIT ETF	2,750	210,953
Vanguard S&P 500 ETF	6,470	1,147,649
Vanguard Short-Term Inflation-Protected Securities ETF (I)	778	37,772
Vanguard Small-Cap ETF	2,392	246,639
Vanguard Total Bond Market ETF	2,540	208,915
Total investments (Cost $23,558,576) - 99.9%		$21,323,726
Other assets and liabilities, net - 0.1%		26,963
Total net assets - 100.0%		$21,350,689

RETIREMENT LIVING THROUGH II 2050 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.5%
Equity - 63.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,702,296	$19,644,494
UNAFFILIATED INVESTMENT COMPANIES - 36.7%
Exchange-traded funds - 36.7%
Financial Select Sector SPDR Fund	31,271	659,505
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,129	129,846
iShares J.P. Morgan USD Emerging Markets Bond ETF	963	103,407
iShares MSCI USA Minimum Volatility ETF	38,061	1,586,002
iShares TIPS Bond ETF	368	41,496
PowerShares Senior Loan Portfolio	12,484	276,146
SPDR Barclays High Yield Bond ETF	12,482	417,148
Vanguard Dividend Appreciation ETF	13,749	1,056,473
Vanguard Energy ETF	3,897	304,784
Vanguard FTSE Developed Markets ETF	17,212	578,667
Vanguard FTSE Emerging Markets ETF	32,220	990,121
Vanguard Health Care ETF	1,751	209,910
Vanguard Information Technology ETF	7,281	734,944
Vanguard Intermediate-Term Bond ETF	1,240	105,822
Vanguard Intermediate-Term Corporate Bond ETF	3,540	301,573
Vanguard Materials ETF	1,138	$102,705
Vanguard Mid-Cap ETF	9,860	1,109,151
Vanguard REIT ETF	4,048	310,522
Vanguard S&P 500 ETF	9,561	1,695,930
Vanguard Short-Term Inflation-Protected Securities ETF (I)	852	41,365
Vanguard Small-Cap ETF	3,522	363,153
Vanguard Total Bond Market ETF	3,006	247,244
Total investments (Cost $34,296,386) - 100.2%		$31,010,408
Other assets and liabilities, net - (0.2%)		(56,702)
Total net assets - 100.0%		$30,953,706

RETIREMENT LIVING THROUGH II 2045 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.4%
Equity - 63.4%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,733,002	$31,538,843
UNAFFILIATED INVESTMENT COMPANIES - 36.7%
Exchange-traded funds - 36.7%
Financial Select Sector SPDR Fund	51,305	1,082,022
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,805	207,593
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,579	169,553
iShares MSCI USA Minimum Volatility ETF	60,391	2,516,493
iShares TIPS Bond ETF	598	67,430
PowerShares Senior Loan Portfolio	20,278	448,549
SPDR Barclays High Yield Bond ETF	20,020	669,068
Vanguard Dividend Appreciation ETF	21,815	1,676,265
Vanguard Energy ETF	6,538	511,337
Vanguard FTSE Developed Markets ETF	27,505	924,718
Vanguard FTSE Emerging Markets ETF	51,490	1,582,288
Vanguard Health Care ETF	2,897	347,292
Vanguard Information Technology ETF	11,636	1,174,538
Vanguard Intermediate-Term Bond ETF	1,982	169,144
Vanguard Intermediate-Term Corporate Bond ETF	5,657	481,920
Vanguard Materials ETF	1,943	175,356
Vanguard Mid-Cap ETF	15,797	1,777,005
Vanguard REIT ETF	6,469	496,237
Vanguard S&P 500 ETF	15,278	2,710,012
Vanguard Short-Term Inflation-Protected Securities ETF (I)	1,379	66,950
Vanguard Small-Cap ETF	5,649	582,468
Vanguard Total Bond Market ETF	4,803	395,047
Total investments (Cost $55,469,972) - 100.1%		$49,770,128
Other assets and liabilities, net - (0.1%)		(65,619)
Total net assets - 100.0%		$49,704,509

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       21

RETIREMENT LIVING THROUGH II 2040 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.4%
Equity - 63.4%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,442,322	$39,724,397
UNAFFILIATED INVESTMENT COMPANIES - 36.5%
Exchange-traded funds - 36.5%
Financial Select Sector SPDR Fund	62,546	1,319,095
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,269	260,958
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,936	207,888
iShares MSCI USA Minimum Volatility ETF	76,016	3,167,587
iShares TIPS Bond ETF	740	83,442
PowerShares Senior Loan Portfolio	25,512	564,325
SPDR Barclays High Yield Bond ETF	25,166	841,048
Vanguard Dividend Appreciation ETF	27,459	2,109,950
Vanguard Energy ETF	8,160	638,194
Vanguard FTSE Developed Markets ETF	34,590	1,162,916
Vanguard FTSE Emerging Markets ETF	64,741	1,989,491
Vanguard Health Care ETF	3,519	421,858
Vanguard Information Technology ETF	14,629	1,476,651
Vanguard Intermediate-Term Bond ETF	2,493	212,753
Vanguard Intermediate-Term Corporate Bond ETF	7,113	605,956
Vanguard Materials ETF	2,392	215,878
Vanguard Mid-Cap ETF	19,862	2,234,276
Vanguard REIT ETF	8,147	624,956
Vanguard S&P 500 ETF	19,209	3,407,293
Vanguard Short-Term Inflation-Protected Securities ETF (I)	1,713	83,166
Vanguard Small-Cap ETF	7,103	732,390
Vanguard Total Bond Market ETF	6,040	496,790
Total investments (Cost $69,313,374) - 99.9%		$62,581,258
Other assets and liabilities, net - 0.1%		46,671
Total net assets - 100.0%		$62,627,929

RETIREMENT LIVING THROUGH II 2035 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 60.2%
Equity - 60.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	4,387,057	$50,626,640
UNAFFILIATED INVESTMENT COMPANIES - 39.8%
Exchange-traded funds - 39.8%
Financial Select Sector SPDR Fund	82,260	1,734,863
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,728	888,797
iShares J.P. Morgan USD Emerging Markets Bond ETF	3,513	377,226
iShares MSCI USA Minimum Volatility ETF	99,197	4,133,540
iShares TIPS Bond ETF	1,283	144,671
PowerShares Senior Loan Portfolio	38,417	849,784
SPDR Barclays High Yield Bond ETF	53,988	1,804,279
Vanguard Dividend Appreciation ETF	35,833	2,753,408
Vanguard Energy ETF	10,787	843,651
Vanguard FTSE Developed Markets ETF	51,405	1,728,236
Vanguard FTSE Emerging Markets ETF	84,337	2,591,676
Vanguard Health Care ETF	4,601	551,568
Vanguard Information Technology ETF	19,144	1,932,395
Vanguard Intermediate-Term Bond ETF	8,292	707,639
Vanguard Intermediate-Term Corporate Bond ETF	23,424	1,995,491
Vanguard Materials ETF	3,169	$286,002
Vanguard Mid-Cap ETF	26,611	2,993,471
Vanguard REIT ETF	10,801	828,545
Vanguard S&P 500 ETF	20,240	3,590,171
Vanguard Short-Term Inflation-Protected Securities ETF (I)	2,974	144,388
Vanguard Small-Cap ETF	9,390	968,203
Vanguard Total Bond Market ETF	20,092	1,652,567
Total investments (Cost $92,785,235) - 100.0%		$84,127,211
Other assets and liabilities, net - 0.0%		29,009
Total net assets - 100.0%		$84,156,220

RETIREMENT LIVING THROUGH II 2030 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 54.4%
Equity - 54.4%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	4,864,252	$56,133,469
UNAFFILIATED INVESTMENT COMPANIES - 45.4%
Exchange-traded funds - 45.4%
Financial Select Sector SPDR Fund	94,249	1,987,711
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,342	1,994,503
iShares J.P. Morgan USD Emerging Markets Bond ETF	8,940	959,977
iShares MSCI USA Minimum Volatility ETF	112,894	4,704,292
iShares TIPS Bond ETF	3,252	366,696
PowerShares Senior Loan Portfolio	98,892	2,187,491
SPDR Barclays High Yield Bond ETF	132,247	4,419,695
Vanguard Dividend Appreciation ETF	40,781	3,133,612
Vanguard Energy ETF	11,391	890,890
Vanguard FTSE Developed Markets ETF	36,303	1,220,507
Vanguard FTSE Emerging Markets ETF	76,114	2,338,983
Vanguard Health Care ETF	5,186	621,698
Vanguard Information Technology ETF	21,167	2,136,597
Vanguard Intermediate-Term Bond ETF	17,553	1,497,973
Vanguard Intermediate-Term Corporate Bond ETF	48,233	4,108,969
Vanguard Materials ETF	3,346	301,977
Vanguard Mid-Cap ETF	28,414	3,196,291
Vanguard REIT ETF	12,753	978,283
Vanguard S&P 500 ETF	29,452	5,224,196
Vanguard Short-Term Inflation-Protected Securities ETF (I)	7,530	365,582
Vanguard Small-Cap ETF	7,049	726,822
Vanguard Total Bond Market ETF	42,534	3,498,422
Total investments (Cost $113,310,652) - 99.8%		$102,994,636
Other assets and liabilities, net - 0.2%		190,104
Total net assets - 100.0%		$103,184,740

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       22

RETIREMENT LIVING THROUGH II 2025 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 47.0%
Equity - 47.0%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	4,984,216	$57,517,854
UNAFFILIATED INVESTMENT COMPANIES - 52.8%
Exchange-traded funds - 52.8%
Financial Select Sector SPDR Fund	99,903	2,106,954
iShares iBoxx $ Investment Grade Corporate Bond ETF	32,577	3,746,681
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,929	1,495,696
iShares MSCI USA Minimum Volatility ETF	149,903	6,246,458
iShares TIPS Bond ETF	6,134	691,670
PowerShares Senior Loan Portfolio	206,229	4,561,785
SPDR Barclays High Yield Bond ETF	241,003	8,054,319
Vanguard Dividend Appreciation ETF	54,234	4,167,341
Vanguard Energy ETF	13,292	1,039,567
Vanguard FTSE Developed Markets ETF	26,849	902,663
Vanguard FTSE Emerging Markets ETF	59,981	1,843,216
Vanguard Health Care ETF	5,378	644,715
Vanguard Information Technology ETF	23,021	2,323,740
Vanguard Intermediate-Term Bond ETF	33,294	2,841,310
Vanguard Intermediate-Term Corporate Bond ETF	91,948	7,833,050
Vanguard Materials ETF	3,911	352,968
Vanguard Mid-Cap ETF	27,420	3,084,476
Vanguard REIT ETF	16,553	1,269,781
Vanguard S&P 500 ETF	20,399	3,618,375
Vanguard Short-Term Inflation-Protected Securities ETF (I)	14,213	690,041
Vanguard Small-Cap ETF	5,633	580,819
Vanguard Total Bond Market ETF	80,675	6,635,519
Total investments (Cost $132,871,266) - 99.8%		$122,248,998
Other assets and liabilities, net - 0.2%		253,762
Total net assets - 100.0%		$122,502,760

RETIREMENT LIVING THROUGH II 2020 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 38.8%
Equity - 38.8%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,207,954	$37,019,791
UNAFFILIATED INVESTMENT COMPANIES - 61.0%
Exchange-traded funds - 61.0%
Financial Select Sector SPDR Fund	69,229	1,460,040
iShares iBoxx $ Investment Grade Corporate Bond ETF	35,811	4,118,623
iShares J.P. Morgan USD Emerging Markets Bond ETF	12,571	1,349,874
iShares MSCI USA Minimum Volatility ETF	108,105	4,504,735
iShares TIPS Bond ETF	6,504	733,391
PowerShares Senior Loan Portfolio	222,730	4,926,788
SPDR Barclays High Yield Bond ETF	260,221	8,696,586
Vanguard Dividend Appreciation ETF	39,051	3,000,679
Vanguard Energy ETF	10,270	803,217
Vanguard FTSE Developed Markets ETF	26,195	880,676
Vanguard FTSE Emerging Markets ETF	27,173	835,026
Vanguard Health Care ETF	3,492	418,621
Vanguard Information Technology ETF	16,205	1,635,733
Vanguard Intermediate-Term Bond ETF	37,217	3,176,099
Vanguard Intermediate-Term Corporate Bond ETF	103,734	8,837,096
Vanguard Materials ETF	2,987	$269,577
Vanguard Mid-Cap ETF	15,666	1,762,268
Vanguard REIT ETF	14,353	1,101,019
Vanguard S&P 500 ETF	5,966	1,058,249
Vanguard Short-Term Inflation-Protected Securities ETF (I)	15,050	730,678
Vanguard Small-Cap ETF	3,696	381,095
Vanguard Total Bond Market ETF	90,182	7,417,470
Total investments (Cost $102,394,510) - 99.8%		$95,117,331
Other assets and liabilities, net - 0.2%		161,433
Total net assets - 100.0%		$95,278,764

RETIREMENT LIVING THROUGH II 2015 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 32.0%
Equity - 32.0%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	976,622	$11,270,218
UNAFFILIATED INVESTMENT COMPANIES - 67.9%
Exchange-Traded Funds - 67.9%
Financial Select Sector SPDR Fund	13,000	274,170
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,897	1,943,324
iShares J.P. Morgan USD Emerging Markets Bond ETF	5,471	587,476
iShares MSCI USA Minimum Volatility ETF	43,409	1,808,853
iShares TIPS Bond ETF	2,919	329,146
PowerShares Senior Loan Portfolio	106,084	2,346,578
SPDR Barclays High Yield Bond ETF	104,847	3,503,987
Vanguard Dividend Appreciation ETF	15,684	1,205,159
Vanguard Energy ETF	3,159	247,065
Vanguard FTSE Developed Markets ETF	7,217	242,636
Vanguard FTSE Emerging Markets ETF	7,355	226,019
Vanguard Health Care ETF	648	77,682
Vanguard Information Technology ETF	3,068	309,684
Vanguard Intermediate-Term Bond ETF	17,900	1,527,586
Vanguard Intermediate-Term Corporate Bond ETF	50,270	4,282,501
Vanguard Materials ETF	918	82,850
Vanguard Mid-Cap ETF	4,606	518,129
Vanguard REIT ETF	4,752	364,526
Vanguard S&P 500 ETF	567	100,574
Vanguard Short-Term Inflation-Protected Securities ETF (I)	6,755	327,955
Vanguard Small-Cap ETF	827	85,272
Vanguard Total Bond Market ETF	43,372	3,567,347
Total investments (Cost $37,245,345) - 99.9%		$35,228,737
Other assets and liabilities, net - 0.1%		25,251
Total net assets - 100.0%		$35,253,988

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       23

RETIREMENT LIVING THROUGH II 2010 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 26.9%
Equity - 26.9%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	564,062	$6,509,278
UNAFFILIATED INVESTMENT COMPANIES - 72.8%
Exchange-Traded Funds - 72.8%
Financial Select Sector SPDR Fund	2,063	43,509
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,256	1,524,573
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,127	443,157
iShares MSCI USA Minimum Volatility ETF	27,943	1,164,385
iShares TIPS Bond ETF	2,245	253,146
PowerShares Senior Loan Portfolio	85,085	1,882,080
SPDR Barclays High Yield Bond ETF	75,301	2,516,559
Vanguard Dividend Appreciation ETF	10,102	776,238
Vanguard Energy ETF	1,859	145,392
Vanguard FTSE Developed Markets ETF	3,520	118,342
Vanguard FTSE Emerging Markets ETF	3,570	109,706
Vanguard Information Technology ETF	494	49,864
Vanguard Intermediate-Term Bond ETF	14,285	1,219,082
Vanguard Intermediate-Term Corporate Bond ETF	40,440	3,445,084
Vanguard Materials ETF	548	49,457
Vanguard Mid-Cap ETF	2,573	289,437
Vanguard REIT ETF	3,023	231,894
Vanguard S&P 500 ETF	1,091	193,522
Vanguard Short-Term Inflation-Protected Securities ETF (I)	5,198	252,363
Vanguard Small-Cap ETF	282	29,077
Vanguard Total Bond Market ETF	34,613	2,846,919
Total investments (Cost $25,211,798) - 99.7%		$24,093,064
Other assets and liabilities, net - 0.3%		62,050
Total net assets - 100.0%		$24,155,114

Percentages are based upon net assets.

Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       24

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

	Retirement Living through II 2055 Portfolio	Retirement Living through II 2050 Portfolio	Retirement Living through II 2045 Portfolio	Retirement Living through II 2040 Portfolio	Retirement Living through II 2035 Portfolio
Assets
Investments in unaffiliated funds, at value	$7,919,591	$11,365,914	$18,231,285	$22,856,861	$33,500,571
Investments in affiliated funds, at value	13,404,135	19,644,494	31,538,843	39,724,397	50,626,640
Total investments, at value	21,323,726	31,010,408	49,770,128	62,581,258	84,127,211
Cash	70,287	252,113	115,923	179,091	77,351
Receivable for investments sold	—	99,722	10,281	77	45,298
Receivable for fund shares sold	61,262	—	—	96,622	35,612
Receivable due from advisor	575	869	825	790	740
Other assets	1,001	21,947	22,078	22,159	22,281
Total assets	21,456,851	31,385,059	49,919,235	62,879,997	84,308,493
Liabilities
Due to custodian	—	—	—	—	—
Payable for investments purchased	89,494	241,905	107,473	232,446	130,906
Payable for fund shares repurchased	—	171,895	88,265	—	—
Payable to affiliates
Accounting and legal services fees	368	542	880	1,086	1,473
Transfer agent fees	3	3	3	3	3
Other liabilities and accrued expenses	16,297	17,008	18,105	18,533	19,891
Total liabilities	106,162	431,353	214,726	252,068	152,273
Net assets	$21,350,689	$30,953,706	$49,704,509	$62,627,929	$84,156,220
Net assets consist of
Paid-in capital	$23,138,844	$33,640,597	$54,321,742	$68,153,975	$91,466,212
Undistributed (distributions in excess of) net investment income	(2,049)	(308)	(4,306)	(7,762)	(1,484)
Accumulated undistributed net realized gain (loss) on investments	448,744	599,395	1,086,917	1,213,832	1,349,516
Net unrealized appreciation (depreciation) on investments	(2,234,850)	(3,285,978)	(5,699,844)	(6,732,116)	(8,658,024)
Net assets	$21,350,689	$30,953,706	$49,704,509	$62,627,929	$84,156,220
Investments in unaffiliated funds, at cost	$8,433,198	$12,100,823	$19,570,886	$24,354,564	$35,374,830
Investments in affiliated funds, at cost	$15,125,378	$22,195,563	$35,899,086	$44,958,810	$57,410,405
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R2
Net assets	$95,719	$96,415	$96,160	$96,424	$96,282
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$9.57	$9.64	$9.62	$9.64	$9.63
Class R4
Net assets	$95,739	$96,441	$96,186	$96,449	$96,308
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$9.57	$9.64	$9.62	$9.64	$9.63
Class R6
Net assets	$95,765	$96,467	$96,215	$96,477	$96,329
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$9.58	$9.65	$9.62	$9.65	$9.63
Class 1
Net assets	$21,063,466	$30,664,383	$49,415,948	$62,338,579	$83,867,301
Shares outstanding	2,198,843	3,177,929	5,138,121	6,464,382	8,701,588
Net asset value, offering price and redemption price per share	$9.58	$9.65	$9.62	$9.64	$9.64

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       25

STATEMENTS OF ASSETS AND LIABILITIES 2-29-16 (unaudited)Continued

	Retirement Living through II 2030 Portfolio	Retirement Living through II 2025 Portfolio	Retirement Living through II 2020 Portfolio	Retirement Living through II 2015 Portfolio	Retirement Living through II 2010 Portfolio
Assets
Investments in unaffiliated funds, at value	$46,861,167	$64,731,144	$58,097,540	$23,958,519	$17,583,786
Investments in affiliated funds, at value	56,133,469	57,517,854	37,019,791	11,270,218	6,509,278
Total investments, at value	102,994,636	122,248,998	95,117,331	35,228,737	24,093,064
Cash	538,656	214,862	1,023,736	—	128,987
Receivable for investments sold	21	46,164	382,768	271,343	—
Receivable for fund shares sold	609,497	880,245	458,709	28,167	83,027
Receivable due from advisor	699	650	715	858	885
Other assets	22,405	22,539	22,378	21,968	21,903
Total assets	104,165,914	123,413,458	97,005,637	35,551,073	24,327,866
Liabilities
Due to custodian	—	—	—	9,278	—
Payable for investments purchased	958,222	886,715	1,704,664	270,008	155,851
Payable for fund shares repurchased	—	—	—	—	—
Payable to affiliates
Accounting and legal services fees	1,816	2,120	1,721	620	447
Transfer agent fees	3	3	3	3	3
Other liabilities and accrued expenses	21,133	21,860	20,485	17,176	16,451
Total liabilities	981,174	910,698	1,726,873	297,085	172,752
Net assets	$103,184,740	$122,502,760	$95,278,764	$35,253,988	$24,155,114
Net assets consist of
Paid-in capital	$111,833,828	$131,440,693	$101,731,061	$37,201,592	$25,362,412
Undistributed (distributions in excess of) net investment income	3,414	45,510	43,530	36,508	37,023
Accumulated undistributed net realized gain (loss) on investments	1,663,514	1,638,825	781,352	32,496	(125,587)
Net unrealized appreciation (depreciation) on investments	(10,316,016)	(10,622,268)	(7,277,179)	(2,016,608)	(1,118,734)
Net assets	$103,184,740	$122,502,760	$95,278,764	$35,253,988	$24,155,114
Investments in unaffiliated funds, at cost	$49,390,639	$67,429,292	$60,287,497	$24,582,164	$17,906,768
Investments in affiliated funds, at cost	$63,920,013	$65,441,974	$42,107,013	$12,663,181	$7,305,030
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R2
Net assets	$96,596	$97,118	$97,321	$97,261	$97,230
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$9.66	$9.71	$9.73	$9.73	$9.72
Class R4
Net assets	$96,621	$97,141	$97,342	$97,282	$97,249
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$9.66	$9.71	$9.73	$9.73	$9.72
Class R6
Net assets	$96,651	$97,168	$97,362	$97,297	$97,269
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$9.67	$9.72	$9.74	$9.73	$9.73
Class 1
Net assets	$102,894,872	$122,211,333	$94,986,739	$34,962,148	$23,863,366
Shares outstanding	10,645,143	12,577,074	9,757,793	3,594,480	2,454,424
Net asset value, offering price and redemption price per share	$9.67	$9.72	$9.73	$9.73	$9.72

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       26

STATEMENTS OF OPERATIONS For the six months ended 2-29-16 (unaudited)

	Retirement Living through II 2055 Portfolio	Retirement Living through II 2050 Portfolio	Retirement Living through II 2045 Portfolio	Retirement Living through II 2040 Portfolio	Retirement Living through II 2035 Portfolio
Investment income
Income distributions received from affiliated funds	$187,575	$271,815	$447,288	$538,416	$741,607
Dividends	85,413	124,193	214,009	253,785	378,775
Total investment income	272,988	396,008	661,297	792,201	1,120,382
Expenses
Investment management fees	18,953	27,692	46,448	55,801	79,086
Distribution and service fees	4,391	6,353	10,539	12,636	17,308
Transfer agent fees	24	25	25	25	25
Accounting and legal services fees	1,043	1,536	2,578	3,105	4,285
State registration fees	14,679	22,753	22,753	22,753	22,753
Professional fees	17,037	17,101	17,225	17,278	17,451
Printing and postage	229	258	315	344	430
Custodian fees	5,343	5,818	5,818	5,818	5,818
Trustees' fees	73	121	211	248	380
Registration and filing fees	7,194	6,947	7,520	7,751	8,405
Other	2,668	2,680	2,699	2,705	2,736
Total expenses before reductions	71,634	91,284	116,131	128,464	158,677
Less expense reductions	(60,973)	(75,803)	(90,269)	(97,442)	(113,714)
Net expenses	10,661	15,481	25,862	31,022	44,963
Net investment income (loss)	262,327	380,527	635,435	761,179	1,075,419
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated funds	(12,291)	(37,235)	(24,246)	(98,101)	(287,950)
Investments in affiliated funds	(13,690)	(60,874)	(2,165)	(28,004)	(193,062)
Capital gain distributions received from unaffiliated funds	468	599	876	1,573	2,574
Capital gain distributions received from affiliated funds	490,657	711,011	1,170,011	1,408,383	1,939,887
	465,144	613,501	1,144,476	1,283,851	1,461,449
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated funds	(277,936)	(366,814)	(695,677)	(725,099)	(754,865)
Investments in affiliated funds	(1,304,925)	(1,867,522)	(3,173,263)	(3,832,277)	(4,915,802)
	(1,582,861)	(2,234,336)	(3,868,940)	(4,557,376)	(5,670,667)
Net realized and unrealized gain (loss)	(1,117,717)	(1,620,835)	(2,724,464)	(3,273,525)	(4,209,218)
Increase (decrease) in net assets from operations	($855,390)	($1,240,308)	($2,089,029)	($2,512,346)	($3,133,799)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       27

STATEMENTS OF OPERATIONS For the six months ended 2-29-16 (unaudited)Continued

	Retirement Living through II 2030 Portfolio	Retirement Living through II 2025 Portfolio	Retirement Living through II 2020 Portfolio	Retirement Living through II 2015 Portfolio	Retirement Living through II 2010 Portfolio
Investment income
Income distributions received from affiliated funds	$816,563	$853,381	$546,420	$162,858	$99,087
Dividends	580,889	851,014	796,127	317,854	233,244
Total investment income	1,397,452	1,704,395	1,342,547	480,712	332,331
Expenses
Investment management fees	110,312	147,421	127,647	50,061	35,667
Distribution and service fees	21,775	25,937	20,057	7,299	4,940
Transfer agent fees	25	25	24	24	24
Accounting and legal services fees	5,382	6,401	4,966	1,776	1,205
State registration fees	22,753	22,753	22,753	22,753	22,753
Professional fees	17,605	17,682	17,505	17,145	17,070
Printing and postage	508	513	451	280	246
Custodian fees	5,818	5,818	5,818	5,818	5,818
Trustees' fees	494	553	423	152	96
Registration and filing fees	8,989	9,497	8,782	7,011	6,618
Other	2,804	2,776	2,807	2,868	2,903
Total expenses before reductions	196,465	239,376	211,233	115,187	97,340
Less expense reductions	(129,176)	(143,339)	(131,106)	(84,755)	(76,556)
Net expenses	67,289	96,037	80,127	30,432	20,784
Net investment income (loss)	1,330,163	1,608,358	1,262,420	450,280	311,547
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated funds	(232,877)	(345,590)	(340,657)	(125,474)	(140,699)
Investments in affiliated funds	(61,578)	(52,094)	(201,811)	(92,378)	(72,347)
Capital gain distributions received from unaffiliated funds	5,727	10,585	12,590	5,676	4,958
Capital gain distributions received from affiliated funds	2,135,958	2,232,265	1,429,320	426,003	259,190
	1,847,230	1,845,166	899,442	213,827	51,102
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated funds	(1,155,081)	(1,069,652)	(858,935)	(201,025)	(75,075)
Investments in affiliated funds	(5,616,725)	(5,814,777)	(3,688,471)	(993,176)	(606,454)
	(6,771,806)	(6,884,429)	(4,547,406)	(1,194,201)	(681,529)
Net realized and unrealized gain (loss)	(4,924,576)	(5,039,263)	(3,647,964)	(980,374)	(630,427)
Increase (decrease) in net assets from operations	($3,594,413)	($3,430,905)	($2,385,544)	($530,094)	($318,880)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       28

STATEMENTS OF CHANGES IN NET ASSETS

	Retirement Living through II 2055 Portfolio		Retirement Living through II 2050 Portfolio		Retirement Living through II 2045 Portfolio
	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$262,327	$37,035	$380,527	$82,268	$635,435	$156,905
Net realized gain (loss)	465,144	30,502	613,501	90,055	1,144,476	112,859
Change in net unrealized appreciation (depreciation)	(1,582,861)	(682,592)	(2,234,336)	(1,099,358)	(3,868,940)	(1,885,509)
Increase (decrease) in net assets resulting from operations	(855,390)	(615,055)	(1,240,308)	(927,035)	(2,089,029)	(1,615,745)
Distributions to shareholders
From net investment income
Class R2	(1,255)	(1,223)	(1,264)	(1,106)	(1,299)	(1,111)
Class R4	(1,360)	(1,424)	(1,371)	(1,366)	(1,406)	(1,372)
Class R6	(1,538)	(1,626)	(1,553)	(1,626)	(1,584)	(1,632)
Class 1	(272,475)	(20,905)	(397,036)	(57,791)	(672,363)	(115,897)
From net realized gain
Class R2	(236)	(170)	(362)	(173)	(353)	(183)
Class R4	(236)	(170)	(362)	(173)	(353)	(183)
Class R6	(236)	(170)	(362)	(173)	(353)	(183)
Class 1	(43,306)	(2,313)	(95,928)	(6,595)	(154,954)	(13,442)
Total distributions	(320,642)	(28,001)	(498,238)	(69,003)	(832,665)	(134,003)
From portfolio share transactions	11,635,657	11,035,605	15,350,665	17,265,841	22,123,089	30,503,292
Total increase (decrease)	10,459,625	10,392,549	13,612,119	16,269,803	19,201,395	28,753,544
Net assets
Beginning of period	10,891,064	498,515	17,341,587	1,071,784	30,503,114	1,749,570
End of period	$21,350,689	$10,891,064	$30,953,706	$17,341,587	$49,704,509	$30,503,114
Undistributed (distributions in excess of) net investment income	($2,049)	$12,252	($308)	$20,389	($4,306)	$36,911

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       29

STATEMENTS OF CHANGES IN NET ASSETS
Continued

	Retirement Living through II 2040 Portfolio		Retirement Living through II 2035 Portfolio		Retirement Living through II 2030 Portfolio
	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$761,179	$177,362	$1,075,419	$296,695	$1,330,163	$502,378
Net realized gain (loss)	1,283,851	127,247	1,461,449	176,574	1,847,230	212,045
Change in net unrealized appreciation (depreciation)	(4,557,376)	(2,245,638)	(5,670,667)	(3,050,030)	(6,771,806)	(3,615,649)
Increase (decrease) in net assets resulting from operations	(2,512,346)	(1,941,029)	(3,133,799)	(2,576,761)	(3,594,413)	(2,901,226)
Distributions to shareholders
From net investment income
Class R2	(1,245)	(1,135)	(1,330)	(1,165)	(1,399)	(1,102)
Class R4	(1,352)	(1,395)	(1,437)	(1,425)	(1,505)	(1,362)
Class R6	(1,532)	(1,655)	(1,623)	(1,685)	(1,682)	(1,621)
Class 1	(811,402)	(126,603)	(1,160,588)	(204,398)	(1,503,160)	(317,436)
From net realized gain
Class R2	(330)	(186)	(356)	(184)	(388)	(172)
Class R4	(330)	(186)	(356)	(184)	(388)	(172)
Class R6	(330)	(186)	(356)	(184)	(388)	(172)
Class 1	(181,019)	(14,660)	(262,994)	(23,786)	(357,860)	(35,978)
Total distributions	(997,540)	(146,006)	(1,429,040)	(233,011)	(1,866,770)	(358,015)
From portfolio share transactions	29,626,752	36,217,424	37,381,265	51,304,904	43,752,969	64,166,849
Total increase (decrease)	26,116,866	34,130,389	32,818,426	48,495,132	38,291,786	60,907,608
Net assets
Beginning of period	36,511,063	2,380,674	51,337,794	2,842,662	64,892,954	3,985,346
End of period	$62,627,929	$36,511,063	$84,156,220	$51,337,794	$103,184,740	$64,892,954
Undistributed (distributions in excess of) net investment income	($7,762)	$46,590	($1,484)	$88,075	$3,414	$180,997

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       30

STATEMENTS OF CHANGES IN NET ASSETS
Continued

	Retirement Living through II 2025 Portfolio		Retirement Living through II 2020 Portfolio
	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$1,608,358	$615,411	$1,262,420	$535,127
Net realized gain (loss)	1,845,166	178,327	899,442	116,034
Change in net unrealized appreciation (depreciation)	(6,884,429)	(3,824,203)	(4,547,406)	(2,791,027)
Increase (decrease) in net assets resulting from operations	(3,430,905)	(3,030,465)	(2,385,544)	(2,139,866)
Distributions to shareholders
From net investment income
Class R2	(1,468)	(971)	(1,552)	(856)
Class R4	(1,573)	(1,230)	(1,657)	(1,114)
Class R6	(1,751)	(1,488)	(1,839)	(1,371)
Class 1	(1,848,554)	(321,514)	(1,526,270)	(219,678)
From net realized gain
Class R2	(320)	(153)	(244)	(136)
Class R4	(320)	(153)	(244)	(136)
Class R6	(320)	(154)	(244)	(136)
Class 1	(348,108)	(34,338)	(208,337)	(22,585)
Total distributions	(2,202,414)	(360,001)	(1,740,387)	(246,012)
From portfolio share transactions	49,673,694	77,103,462	38,480,442	60,845,108
Total increase (decrease)	44,040,375	73,712,996	34,354,511	58,459,230
Net assets
Beginning of period	78,462,385	4,749,389	60,924,253	2,465,023
End of period	$122,502,760	$78,462,385	$95,278,764	$60,924,253
Undistributed (distributions in excess of) net investment income	$45,510	$290,498	$43,530	$312,428

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       31

STATEMENTS OF CHANGES IN NET ASSETS
Continued

	Retirement Living through II 2015 Portfolio		Retirement Living through II 2010 Portfolio
	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$450,280	$230,043	$311,547	$200,924
Net realized gain (loss)	213,827	(77,085)	51,102	(46,010)
Change in net unrealized appreciation (depreciation)	(1,194,201)	(857,567)	(681,529)	(490,387)
Increase (decrease) in net assets resulting from operations	(530,094)	(704,609)	(318,880)	(335,473)
Distributions to shareholders
From net investment income
Class R2	(1,573)	(775)	(1,562)	(902)
Class R4	(1,677)	(1,031)	(1,665)	(1,157)
Class R6	(1,860)	(1,287)	(1,844)	(1,413)
Class 1	(550,816)	(84,961)	(380,932)	(89,477)
From net realized gain
Class R2	(302)	(111)	(571)	(103)
Class R4	(302)	(111)	(571)	(103)
Class R6	(302)	(111)	(571)	(103)
Class 1	(92,118)	(7,619)	(121,308)	(6,748)
Total distributions	(648,950)	(96,006)	(509,024)	(100,006)
From portfolio share transactions	16,184,406	19,059,213	12,104,562	9,689,360
Total increase (decrease)	15,005,362	18,258,598	11,276,658	9,253,881
Net assets
Beginning of period	20,248,626	1,990,028	12,878,456	3,624,575
End of period	$35,253,988	$20,248,626	$24,155,114	$12,878,456
Undistributed (distributions in excess of) net investment income	$36,508	$142,154	$37,023	$111,479

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       32

Financial highlights

Retirement Living through II 2055 Portfolio																Ratios and supplemental data
			Income (loss) from investment operations					Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)		) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-29-2016[5]	[5]	10.12	0.14			(0.54)	(0.40)	(0.13)	(0.02)	—	(0.15)	9.57	(4.06	) [6]		1.10	[7]		0.34	[7]		2.80	[7]		96	3
08-31-2015		10.71	0.15			(0.60)	(0.45)	(0.12)	(0.02)	—	(0.14)	10.12	(4.27)			10.04			0.54			1.41			101	17
08-31-2014[8]	[8]	10.00	(0.01)			0.72	0.71	—	—	—	—	10.71	7.10	[6]		50.10	[7]		0.77	[7]		(0.26	) [7]		107	6
CLASS R4
02-29-2016[5]	[5]	10.13	0.14			(0.54)	(0.40)	(0.14)	(0.02)	—	(0.16)	9.57	(4.06	) [6]		1.10	[7]		0.24	[7]		2.91	[7]		96	3
08-31-2015		10.72	0.17			(0.60)	(0.43)	(0.14)	(0.02)	—	(0.16)	10.13	(4.09)			10.02			0.39			1.57			101	17
08-31-2014[8]	[8]	10.00	—	[9]		0.72	0.72	—	—	—	—	10.72	7.20	[6]		50.18	[7]		0.52	[7]		(0.01	) [7]		107	6
Class R6
02-29-2016[5]	[5]	10.14	0.15			(0.54)	(0.39)	(0.15)	(0.02)	—	(0.17)	9.58	(3.89	) [6]		0.85	[7]		0.07	[7]		3.07	[7]		96	3
08-31-2015		10.73	0.19			(0.60)	(0.41)	(0.16)	(0.02)	—	(0.18)	10.14	(3.91)			10.27			0.19			1.76			101	17
08-31-2014[8]	[8]	10.00	0.01			0.72	0.73	—	—	—	—	10.73	7.30	[6]		51.42	[7]		0.27	[7]		0.23	[7]		107	6
CLASS 1
02-29-2016[5]	[5]	10.14	0.15			(0.54)	(0.39)	(0.15)	(0.02)	—	(0.17)	9.58	(3.94	) [6]		0.85	[7]		0.12	[7]		3.11	[7]		21,063	3
08-31-2015		10.73	0.08			(0.50)	(0.42)	(0.15)	(0.02)	—	(0.17)	10.14	(3.98)			3.08			0.24			0.75			10,587	17
08-31-2014[8]	[8]	10.00	0.01			0.72	0.73	—	—	—	—	10.73	7.30	[6]		33.10	[7]		0.32	[7]		0.19	[7]		177	6

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0..05%-0.66%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-29-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 3-26-14 (commencement of operations) to 8-31-14.
9	Less than $0.005 per share.

Retirement Living through II 2050 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-29-2016[5]	[5]	10.20	0.14		(0.53)	(0.39)	(0.13)	(0.04)	—	(0.17)	9.64	(4.01	) [6]		0.96	[7]		0.34	[7]		2.82	[7]		96	4
08-31-2015		10.79	0.15		(0.61)	(0.46)	(0.11)	(0.02)	—	(0.13)	10.20	(4.34)			7.11			0.54			1.42			102	11
08-31-2014[8]	[8]	10.00	0.10		1.08	1.18	(0.21)	(0.03)	(0.15)	(0.39)	10.79	12.13	[6]		31.13	[7]		0.77	[7]		1.24	[7]		108	4
CLASS R4
02-29-2016[5]	[5]	10.21	0.15		(0.54)	(0.39)	(0.14)	(0.04)	—	(0.18)	9.64	(4.00	) [6]		0.96	[7]		0.24	[7]		2.92	[7]		96	4
08-31-2015		10.80	0.17		(0.61)	(0.44)	(0.13)	(0.02)	—	(0.15)	10.21	(4.11)			7.11			0.39			1.58			102	11
08-31-2014[8]	[8]	10.00	0.12		1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27	[6]		31.17	[7]		0.52	[7]		1.48	[7]		108	4
Class R6
02-29-2016[5]	[5]	10.22	0.16		(0.53)	(0.37)	(0.16)	(0.04)	—	(0.20)	9.65	(3.83	) [6]		0.71	[7]		0.07	[7]		3.09	[7]		96	4
08-31-2015		10.82	0.19		(0.61)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.22	(3.96)			6.93			0.20			1.77			102	11
08-31-2014[8]	[8]	10.00	0.14		1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[6]		31.10	[7]		0.27	[7]		1.73	[7]		108	4
CLASS 1
02-29-2016[5]	[5]	10.22	0.15		(0.53)	(0.38)	(0.15)	(0.04)	—	(0.19)	9.65	(3.88	) [6]		0.74	[7]		0.12	[7]		3.08	[7]		30,664	4
08-31-2015		10.82	0.10		(0.53)	(0.43)	(0.15)	(0.02)	—	(0.17)	10.22	(4.06)			1.38			0.25			0.95			17,035	11
08-31-2014[8]	[8]	10.00	0.07		1.15	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.51	[6]		15.06	[7]		0.32	[7]		0.79	[7]		748	4

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%-0.66%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-29-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       33

Financial highlights continued

Retirement Living through II 2045 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-29-2016[5]	[5]	10.19	0.14		(0.54)	(0.40)	(0.13)	(0.04)	—	(0.17)	9.62	(4.09	) [6]		0.77	[7]		0.33	[7]		2.84	[7]		96	2
08-31-2015		10.79	0.15		(0.62)	(0.47)	(0.11)	(0.02)	—	(0.13)	10.19	(4.42)			6.64			0.54			1.42			102	16
08-31-2014[8]	[8]	10.00	0.10		1.08	1.18	(0.21)	(0.03)	(0.15)	(0.39)	10.79	12.13	[6]		28.21	[7]		0.77	[7]		1.24	[7]		108	10
CLASS R4
02-29-2016[5]	[5]	10.20	0.15		(0.55)	(0.40)	(0.14)	(0.04)	—	(0.18)	9.62	(4.08	) [6]		0.77	[7]		0.24	[7]		2.94	[7]		96	2
08-31-2015		10.80	0.17		(0.61)	(0.44)	(0.14)	(0.02)	—	(0.16)	10.20	(4.19)			6.65			0.39			1.57			102	16
08-31-2014[8]	[8]	10.00	0.12		1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27	[6]		28.26	[7]		0.52	[7]		1.49	[7]		108	10
Class R6
02-29-2016[5]	[5]	10.21	0.16		(0.56)	(0.40)	(0.15)	(0.04)	—	(0.19)	9.62	(4.02	) [6]		0.52	[7]		0.07	[7]		3.11	[7]		96	2
08-31-2015		10.82	0.19		(0.62)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.21	(4.04)			6.46			0.20			1.77			102	16
08-31-2014[8]	[8]	10.00	0.14		1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[6]		28.18	[7]		0.27	[7]		1.73	[7]		108	10
CLASS 1
02-29-2016[5]	[5]	10.20	0.15		(0.54)	(0.39)	(0.15)	(0.04)	—	(0.19)	9.62	(3.97	) [6]		0.56	[7]		0.12	[7]		3.07	[7]		49,416	2
08-31-2015		10.81	0.11		(0.54)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.20	(4.09)			0.91			0.25			1.03			30,197	16
08-31-2014[8]	[8]	10.00	0.04		1.17	1.21	(0.22)	(0.03)	(0.15)	(0.40)	10.81	12.41	[6]		12.15	[7]		0.32	[7]		0.46	[7]		1,425	10

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05% - 0.66%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-29-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

Retirement Living through II 2040 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-29-2016[5]	[5]	10.20	0.14		(0.54)	(0.40)	(0.13)	(0.03)	—	(0.16)	9.64	(4.05	) [6]		0.73	[7]		0.33	[7]		2.80	[7]		96	5
08-31-2015		10.78	0.15		(0.60)	(0.45)	(0.11)	(0.02)	—	(0.13)	10.20	(4.22)			6.54			0.54			1.42			102	19
08-31-2014[8]	[8]	10.00	0.10		1.07	1.17	(0.21)	(0.03)	(0.15)	(0.39)	10.78	12.02	[6]		25.72	[7]		0.77	[7]		1.24	[7]		108	3
CLASS R4
02-29-2016[5]	[5]	10.21	0.15		(0.55)	(0.40)	(0.14)	(0.03)	—	(0.17)	9.64	(3.95	) [6]		0.73	[7]		0.23	[7]		2.90	[7]		96	5
08-31-2015		10.80	0.17		(0.60)	(0.43)	(0.14)	(0.02)	—	(0.16)	10.21	(4.07)			6.55			0.40			1.58			102	19
08-31-2014[8]	[8]	10.00	0.12		1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27	[6]		25.76	[7]		0.52	[7]		1.48	[7]		108	3
Class R6
02-29-2016[5]	[5]	10.22	0.15		(0.53)	(0.38)	(0.16)	(0.03)	—	(0.19)	9.65	(3.88	) [6]		0.48	[7]		0.07	[7]		3.07	[7]		96	5
08-31-2015		10.82	0.19		(0.61)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.22	(3.92)			6.36			0.20			1.77			102	19
08-31-2014[8]	[8]	10.00	0.14		1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[6]		25.69	[7]		0.27	[7]		1.73	[7]		108	3
CLASS 1
02-29-2016[5]	[5]	10.21	0.15		(0.54)	(0.39)	(0.15)	(0.03)	—	(0.18)	9.64	(3.93	) [6]		0.51	[7]		0.12	[7]		3.06	[7]		62,339	5
08-31-2015		10.81	0.10		(0.52)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.21	(3.98)			0.81			0.25			0.98			36,205	19
08-31-2014[8]	[8]	10.00	0.03		1.18	1.21	(0.22)	(0.03)	(0.15)	(0.40)	10.81	12.41	[6]		9.65	[7]		0.32	[7]		0.38	[7]		2,057	3

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%-0.66%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-29-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       34

Retirement Living through II 2035 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-29-2016[5]	[5]	10.19	0.14		(0.53)	(0.39)	(0.13)	(0.04)	—	(0.17)	9.63	(3.95	) [7]		0.67	[8]		0.34	[8]		2.87	[8]		96	7
08-31-2015		10.78	0.16		(0.61)	(0.45)	(0.12)	(0.02)	—	(0.14)	10.19	(4.28)			6.38			0.56			1.46			102	15
08-31-2014[6]	[6]	10.00	0.11		1.06	1.17	(0.21)	(0.03)	(0.15)	(0.39)	10.78	12.00	[7]		25.87	[8]		0.77	[8]		1.27	[8]		108	6
CLASS R4
02-29-2016[5]	[5]	10.20	0.15		(0.54)	(0.39)	(0.14)	(0.04)	—	(0.18)	9.63	(3.95	) [7]		0.67	[8]		0.24	[8]		2.97	[8]		96	7
08-31-2015		10.80	0.17		(0.61)	(0.44)	(0.14)	(0.02)	—	(0.16)	10.20	(4.14)			6.39			0.41			1.61			102	15
08-31-2014[6]	[6]	10.00	0.13		1.06	1.19	(0.21)	(0.03)	(0.15)	(0.39)	10.80	12.25	[7]		25.92	[8]		0.52	[8]		1.52	[8]		108	6
Class R6
02-29-2016[5]	[5]	10.21	0.16		(0.54)	(0.38)	(0.16)	(0.04)	—	(0.20)	9.63	(3.88	) [7]		0.43	[8]		0.08	[8]		3.14	[8]		96	7
08-31-2015		10.82	0.19		(0.61)	(0.42)	(0.17)	(0.02)	—	(0.19)	10.21	(3.99)			6.20			0.21			1.81			102	15
08-31-2014[6]	[6]	10.00	0.15		1.07	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.50	[7]		25.84	[8]		0.27	[8]		1.76	[8]		108	6
CLASS 1
02-29-2016[5]	[5]	10.21	0.16		(0.53)	(0.37)	(0.16)	(0.04)	—	(0.20)	9.64	(3.82	) [7]		0.46	[8]		0.13	[8]		3.14	[8]		83,867	7
08-31-2015		10.82	0.12		(0.55)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.21	(4.09)			0.64			0.26			1.08			51,032	15
08-31-2014[6]	[6]	10.00	0.03		1.19	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.49	[7]		9.80	[8]		0.32	[8]		0.33	[8]		2,519	6

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05% - 0.66%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-29-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Period from 11-7-13 (commencement of operations) to 8-31-14.
7	Not annualized.
8	Annualized.

Retirement Living through II 2030 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-29-2016[5]	[5]	10.19	0.14		(0.49)	(0.35)	(0.14)	(0.04)	—	(0.18)	9.66	(3.56	) [6]		0.67	[7]		0.37	[7]		2.85	[7]		97	5
08-31-2015		10.73	0.17		(0.58)	(0.41)	(0.11)	(0.02)	—	(0.13)	10.19	(3.90)			6.33			0.58			1.60			102	22
08-31-2014[8]	[8]	10.00	0.12		0.99	1.11	(0.25)	(0.02)	(0.11)	(0.38)	10.73	11.38	[6]		23.79	[7]		0.79	[7]		1.38	[7]		107	4
CLASS R4
02-29-2016[5]	[5]	10.20	0.15		(0.50)	(0.35)	(0.15)	(0.04)	—	(0.19)	9.66	(3.55	) [6]		0.67	[7]		0.27	[7]		2.95	[7]		97	5
08-31-2015		10.75	0.19		(0.59)	(0.40)	(0.13)	(0.02)	—	(0.15)	10.20	(3.75)			6.34			0.43			1.75			102	22
08-31-2014[8]	[8]	10.00	0.14		0.99	1.13	(0.25)	(0.02)	(0.11)	(0.38)	10.75	11.63	[6]		23.83	[7]		0.54	[7]		1.63	[7]		107	4
Class R6
02-29-2016[5]	[5]	10.21	0.16		(0.49)	(0.33)	(0.17)	(0.04)	—	(0.21)	9.67	(3.38	) [6]		0.42	[7]		0.10	[7]		3.12	[7]		97	5
08-31-2015		10.77	0.21		(0.59)	(0.38)	(0.16)	(0.02)	—	(0.18)	10.21	(3.61)			6.16			0.24			1.94			102	22
08-31-2014[8]	[8]	10.00	0.16		0.89	1.05	(0.26)	(0.02)	—	(0.28)	10.77	11.88	[6]		23.76	[7]		0.29	[7]		1.88	[7]		108	4
CLASS 1
02-29-2016[5]	[5]	10.21	0.15		(0.49)	(0.34)	(0.16)	(0.04)	—	(0.20)	9.67	(3.43	) [6]		0.45	[7]		0.16	[7]		3.08	[7]		102,895	5
08-31-2015		10.76	0.14		(0.52)	(0.38)	(0.15)	(0.02)	—	(0.17)	10.21	(3.61)			0.58			0.29			1.35			64,587	22
08-31-2014[8]	[8]	10.00	0.03		1.12	1.15	(0.26)	(0.02)	(0.11)	(0.39)	10.76	11.77	[6]		7.69	[7]		0.34	[7]		0.40	[7]		3,663	4

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%-0.66%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-29-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       35

Financial highlights continued

Retirement Living through II 2025 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-29-2016[5]	[5]	10.19	0.15		(0.45)	(0.30)	(0.15)	(0.03)	—	(0.18)	9.71	(3.05	) [6]		0.67	[7]		0.40	[7]		2.94	[7]		97	5
08-31-2015		10.67	0.19		(0.56)	(0.37)	(0.09)	(0.02)	—	(0.11)	10.19	(3.49)			6.38			0.61			1.77			102	24
08-31-2014[8]	[8]	10.00	0.13		0.91	1.04	(0.35)	(0.02)	—	(0.37)	10.67	10.66	[6]		23.04	[7]		0.82	[7]		1.52	[7]		107	9
CLASS R4
02-29-2016[5]	[5]	10.19	0.15		(0.44)	(0.29)	(0.16)	(0.03)	—	(0.19)	9.71	(2.95	) [6]		0.67	[7]		0.30	[7]		3.04	[7]		97	5
08-31-2015		10.69	0.20		(0.56)	(0.36)	(0.12)	(0.02)	—	(0.14)	10.19	(3.43)			6.38			0.46			1.92			102	24
08-31-2014[8]	[8]	10.00	0.15		0.91	1.06	(0.35)	(0.02)	—	(0.37)	10.69	10.91	[6]		23.08	[7]		0.57	[7]		1.77	[7]		107	9
Class R6
02-29-2016[5]	[5]	10.21	0.16		(0.44)	(0.28)	(0.18)	(0.03)	—	(0.21)	9.72	(2.87	) [6]		0.42	[7]		0.13	[7]		3.21	[7]		97	5
08-31-2015		10.70	0.23		(0.56)	(0.33)	(0.14)	(0.02)	—	(0.16)	10.21	(3.10)			6.20			0.26			2.11			102	24
08-31-2014[8]	[8]	10.00	0.17		0.91	1.08	(0.36)	(0.02)	—	(0.38)	10.70	11.06	[6]		23.01	[7]		0.32	[7]		2.01	[7]		107	9
CLASS 1
02-29-2016[5]	[5]	10.20	0.16		(0.44)	(0.28)	(0.17)	(0.03)	—	(0.20)	9.72	(2.83	) [6]		0.46	[7]		0.19	[7]		3.12	[7]		122,211	5
08-31-2015		10.70	0.16		(0.50)	(0.34)	(0.14)	(0.02)	—	(0.16)	10.20	(3.24)			0.59			0.31			1.53			78,157	24
08-31-2014[8]	[8]	10.00	0.05		1.03	1.08	(0.36)	(0.02)	—	(0.38)	10.70	11.05	[6]		6.90	[7]		0.37	[7]		0.66	[7]		4,429	9

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%-0.66%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-29-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-17-13 (commencement of operations) to 8-31-14.

Retirement Living through II 2020 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-29-2016[5]	[5]	10.15	0.15		(0.39)	(0.24)	(0.16)	(0.02)	—	(0.18)	9.73	(2.44	) [6]		0.74	[7]		0.41	[7]		3.00	[7]		97	9
08-31-2015		10.59	0.20		(0.54)	(0.34)	(0.09)	(0.01)	—	(0.10)	10.15	(3.25)			6.53			0.64			1.93			102	31
08-31-2014[8]	[8]	10.00	0.14		0.81	0.95	(0.34)	(0.02)	—	(0.36)	10.59	9.69	[6]		26.22	[7]		0.86	[7]		1.69	[7]		106	68
CLASS R4
02-29-2016[5]	[5]	10.16	0.16		(0.40)	(0.24)	(0.17)	(0.02)	—	(0.19)	9.73	(2.44	) [6]		0.74	[7]		0.31	[7]		3.10	[7]		97	9
08-31-2015		10.61	0.22		(0.54)	(0.32)	(0.12)	(0.01)	—	(0.13)	10.16	(3.10)			6.54			0.49			2.08			102	31
08-31-2014[8]	[8]	10.00	0.16		0.81	0.97	(0.34)	(0.02)	—	(0.36)	10.61	9.94	[6]		26.26	[7]		0.61	[7]		1.94	[7]		106	68
Class R6
02-29-2016[5]	[5]	10.17	0.16		(0.38)	(0.22)	(0.19)	(0.02)	—	(0.21)	9.74	(2.26	) [6]		0.49	[7]		0.15	[7]		3.27	[7]		97	9
08-31-2015		10.63	0.24		(0.55)	(0.31)	(0.14)	(0.01)	—	(0.15)	10.17	(2.96)			6.36			0.29			2.28			102	31
08-31-2014[8]	[8]	10.00	0.18		0.81	0.99	(0.34)	(0.02)	—	(0.36)	10.63	10.19	[6]		26.19	[7]		0.36	[7]		2.19	[7]		106	68
CLASS 1
02-29-2016[5]	[5]	10.17	0.16		(0.40)	(0.24)	(0.18)	(0.02)	—	(0.20)	9.73	(2.41	) [6]		0.53	[7]		0.20	[7]		3.17	[7]		94,987	9
08-31-2015		10.62	0.18		(0.48)	(0.30)	(0.14)	(0.01)	—	(0.15)	10.17	(2.91)			0.70			0.34			1.76			60,619	31
08-31-2014[8]	[8]	10.00	0.09		0.89	0.98	(0.34)	(0.02)	—	(0.36)	10.62	10.07	[6]		10.03	[7]		0.41	[7]		1.13	[7]		2,147	68

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05% - 0.66%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-29-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       36

Retirement Living through II 2015 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-29-2016[5]	[5]	10.10	0.15		(0.33)	(0.18)	(0.16)	(0.03)	—	(0.19)	9.73	(1.86	) [6]		1.02	[7]		0.43	[7]		3.03	[7]		97	11
08-31-2015		10.50	0.22		(0.53)	(0.31)	(0.08)	(0.01)	—	(0.09)	10.10	(2.99)			7.10			0.67			2.08			101	59
08-31-2014[8]	[8]	10.00	0.15		0.69	0.84	(0.27)	(0.02)	(0.05)	(0.34)	10.50	8.64	[6]		28.35	[7]		0.89	[7]		1.84	[7]		105	108
CLASS R4
02-29-2016[5]	[5]	10.10	0.16		(0.33)	(0.17)	(0.17)	(0.03)	—	(0.20)	9.73	(1.76	) [6]		1.03	[7]		0.33	[7]		3.13	[7]		97	11
08-31-2015		10.52	0.23		(0.54)	(0.31)	(0.10)	(0.01)	—	(0.11)	10.10	(2.94)			7.10			0.52			2.23			101	59
08-31-2014[8]	[8]	10.00	0.17		0.70	0.87	(0.28)	(0.02)	(0.05)	(0.35)	10.52	8.89	[6]		28.39	[7]		0.64	[7]		2.09	[7]		105	108
Class R6
02-29-2016[5]	[5]	10.12	0.16		(0.33)	(0.17)	(0.19)	(0.03)	—	(0.22)	9.73	(1.78	) [6]		0.77	[7]		0.16	[7]		3.30	[7]		97	11
08-31-2015		10.53	0.25		(0.52)	(0.27)	(0.13)	(0.01)	—	(0.14)	10.12	(2.60)			6.92			0.33			2.42			101	59
08-31-2014[8]	[8]	10.00	0.19		0.69	0.88	(0.28)	(0.02)	(0.05)	(0.35)	10.53	9.04	[6]		28.33	[7]		0.39	[7]		2.34	[7]		105	108
CLASS 1
02-29-2016[5]	[5]	10.11	0.16		(0.33)	(0.17)	(0.18)	(0.03)	—	(0.21)	9.73	(1.73	) [6]		0.81	[7]		0.21	[7]		3.16	[7]		34,962	11
08-31-2015		10.53	0.20		(0.49)	(0.29)	(0.12)	(0.01)	—	(0.13)	10.11	(2.75)			1.21			0.38			1.96			19,945	59
08-31-2014[8]	[8]	10.00	0.09		0.79	0.88	(0.28)	(0.02)	(0.05)	(0.35)	10.53	9.03	[6]		12.09	[7]		0.44	[7]		1.13	[7]		1,675	108

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05%-0.66%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-29-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

Retirement Living through II 2010 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-29-2016[5]	[5]	10.08	0.15		(0.29)	(0.14)	(0.16)	(0.06)	—	(0.22)	9.72	(1.51	) [6]		1.24	[7]		0.43	[7]		3.10	[7]		97	24
08-31-2015		10.45	0.23		(0.50)	(0.27)	(0.09)	(0.01)	—	(0.10)	10.08	(2.60)			7.40			0.71			2.19			101	115
08-31-2014[8]	[8]	10.00	0.15		0.63	0.78	(0.32)	(0.01)	—	(0.33)	10.45	8.01	[6]		24.38	[7]		0.92	[7]		1.79	[7]		104	12
CLASS R4
02-29-2016[5]	[5]	10.09	0.16		(0.30)	(0.14)	(0.17)	(0.06)	—	(0.23)	9.72	(1.50	) [6]		1.24	[7]		0.33	[7]		3.19	[7]		97	24
08-31-2015		10.47	0.24		(0.49)	(0.25)	(0.12)	(0.01)	—	(0.13)	10.09	(2.46)			7.41			0.56			2.34			101	115
08-31-2014[8]	[8]	10.00	0.17		0.63	0.80	(0.32)	(0.01)	—	(0.33)	10.47	8.25	[6]		24.42	[7]		0.67	[7]		2.04	[7]		105	12
Class R6
02-29-2016[5]	[5]	10.10	0.17		(0.30)	(0.13)	(0.18)	(0.06)	—	(0.24)	9.73	(1.33	) [6]		0.99	[7]		0.16	[7]		3.36	[7]		97	24
08-31-2015		10.48	0.26		(0.49)	(0.23)	(0.14)	(0.01)	—	(0.15)	10.10	(2.22)			7.23			0.36			2.54			101	115
08-31-2014[8]	[8]	10.00	0.19		0.63	0.82	(0.33)	(0.01)	—	(0.34)	10.48	8.40	[6]		24.35	[7]		0.42	[7]		2.29	[7]		105	12
CLASS 1
02-29-2016[5]	[5]	10.09	0.16		(0.29)	(0.13)	(0.18)	(0.06)	—	(0.24)	9.72	(1.38	) [6]		1.02	[7]		0.22	[7]		3.27	[7]		23,863	24
08-31-2015		10.48	0.24		(0.48)	(0.24)	(0.14)	(0.01)	—	(0.15)	10.09	(2.36)			1.49			0.41			2.27			12,576	115
08-31-2014[8]	[8]	10.00	0.12		0.70	0.82	(0.33)	(0.01)	—	(0.34)	10.48	8.39	[6]		8.07	[7]		0.47	[7]		1.46	[7]		3,311	12

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.05% - 0.66%, 0.07%-0.68% and 0.08%-0.65% for the periods ended 2-29-16, 8-31-15 and 8-31-14, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       37

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which (collectively, Retirement Living II Portfolios or the portfolios, and each individually the portfolio) are presented in this report. The Retirement Living II Portfolios are series of the Trust and operate as "funds of funds" that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies other than exchange-traded funds (ETFs) are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 29, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statements of operations. For the six months ended February 29, 2016, the portfolios had no borrowing under the line of credit.

Commitment fees for the six months ended February 29, 2016, were as follows:

Portfolio	Commitment Fee	Portfolio	Commitment Fee
Retirement Living through II 2055 Portfolio	$544	Retirement Living through II 2030 Portfolio	$571
Retirement Living through II 2050 Portfolio	547	Retirement Living through II 2025 Portfolio	576
Retirement Living through II 2045 Portfolio	553	Retirement Living through II 2020 Portfolio	567

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Portfolio	Commitment Fee	Portfolio	Commitment Fee
Retirement Living through II 2040 Portfolio	555	Retirement Living through II 2015 Portfolio	549
Retirement Living through II 2035 Portfolio	563	Retirement Living through II 2010 Portfolio	545

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 29, 2016, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Living through II 2055 Portfolio	$23,573,188	$24,852	($2,274,314)	($2,249,462)
Retirement Living through II 2050 Portfolio	34,310,017	36,810	(3,336,419)	(3,299,609)
Retirement Living through II 2045 Portfolio	55,531,020	49,202	(5,810,094)	(5,760,892)
Retirement Living through II 2040 Portfolio	69,389,225	80,000	(6,887,967)	(6,807,967)
Retirement Living through II 2035 Portfolio	92,905,298	114,188	(8,892,275)	(8,778,087)
Retirement Living through II 2030 Portfolio	113,525,079	135,978	(10,666,421)	(10,530,443)
Retirement Living through II 2025 Portfolio	133,111,919	194,241	(11,057,162)	(10,862,921)
Retirement Living through II 2020 Portfolio	102,570,192	150,303	(7,603,164)	(7,452,861)
Retirement Living through II 2015 Portfolio	37,436,239	83,789	(2,291,291)	(2,207,502)
Retirement Living through II 2010 Portfolio	25,387,726	77,434	(1,372,096)	(1,294,662)

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. Each portfolio pays the Advisor a management fee for its services to the portfolio. The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

The fee on assets invested in a fund of the Trust or JHF III is stated as an annual percentage of the current value of the net assets of the portfolio (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule.

Advisory fee on assets invested in a fund of the Trust and JHF III

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Aggregate net assets of the portfolio
First $7.5 billion	0.060%
Excess over $7.5 billion	0.050%

The fee on Other assets is stated as an annual percentage of the current value of the net assets of the portfolio (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Advisory fee on Other assets

Aggregate net assets of the portfolio
First $7.5 billion	0.510%
Excess over $7.5 billion	0.500%

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of each portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of each portfolio. "Other expenses" means all of the expenses of each portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, underlying fund expenses (acquired fund fees), and short dividend expense and all other class level expenses. The expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2, Class R4, and Class R6 shares of the portfolios, including Rule 12b-1 fees, transfer agent fees and service fees, as applicable, to the extent they exceed 0.50%, 0.25%, and 0.00%, of the portfolios' average annual net assets (on an annualized basis), respectively. The expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fees and/or reimburse certain expenses including underlying fund expenses (Acquired fund fees) to reduce the total annual portfolio operating expenses of all portfolios average net asset, by the amount indicated below:

Portfolio		Portfolio
Retirement Living through II 2055 Portfolio	0.20%	Retirement Living through II 2030 Portfolio	0.20%
Retirement Living through II 2050 Portfolio	0.20%	Retirement Living through II 2025 Portfolio	0.20%
Retirement Living through II 2045 Portfolio	0.20%	Retirement Living through II 2020 Portfolio	0.22%
Retirement Living through II 2040 Portfolio	0.20%	Retirement Living through II 2015 Portfolio	0.24%
Retirement Living through II 2035 Portfolio	0.20%	Retirement Living through II 2010 Portfolio	0.26%

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investment in underlying funds.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments in a portfolio does not exceed 0.51% of the portfolio's first $7.5 billion of average annual net assets and 0.50% of the portfolio's average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the trust.

For the six months ended February 29, 2016, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statement of operations:

	Expense Reimbursement by Class
Portfolio	Class R2	Class R4	Class R6	Class 1	Total
Retirement Living through II 2055 Portfolio	$378	$379	$387	$59,779	$60,923
Retirement Living through II 2050 Portfolio	311	312	321	74,809	75,753
Retirement Living through II 2045 Portfolio	219	219	228	89,553	90,219
Retirement Living through II 2040 Portfolio	197	198	206	96,791	97,392
Retirement Living through II 2035 Portfolio	167	167	175	113,155	113,664
Retirement Living through II 2030 Portfolio	150	150	158	128,668	129,126
Retirement Living through II 2025 Portfolio	139	140	148	142,862	143,289
Retirement Living through II 2020 Portfolio	165	165	174	130,552	131,056
Retirement Living through II 2015 Portfolio	297	297	305	83,806	84,705
Retirement Living through II 2010 Portfolio	403	403	412	75,288	76,506

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The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016 were equivalent to a net annual effective rate of 0.00% of each portfolio's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class R2, Class R4 and Class 1 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R2 and Class R4 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio's shares.

Class	Rule 12b-1 fee	Service fee
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 29, 2016:

Portfolio	Class R4	Portfolio	Class R4
Retirement Living through II 2055 Portfolio	$50	Retirement Living through II 2030 Portfolio	$50
Retirement Living through II 2050 Portfolio	50	Retirement Living through II 2025 Portfolio	50
Retirement Living through II 2045 Portfolio	50	Retirement Living through II 2020 Portfolio	50
Retirement Living through II 2040 Portfolio	50	Retirement Living through II 2015 Portfolio	50
Retirement Living through II 2035 Portfolio	50	Retirement Living through II 2010 Portfolio	50

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were:

Portfolio	Class	Distribution and service fees	Transfer agent fees
Retirement Living through II 2055 Portfolio	Class R2	$125	$8
	Class R4	125	8
	Class R6	—	8
	Class 1	4,141	—
	Total	$4,391	$24
Retirement Living through II 2050 Portfolio	Class R2	$125	$9
	Class R4	126	8
	Class R6	—	8
	Class 1	6,102	—
	Total	$6,353	$25
Retirement Living through II 2045 Portfolio	Class R2	$125	$9
	Class R4	125	8
	Class R6	—	8
	Class 1	10,289	—
	Total	$10,539	$25

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       41

Portfolio	Class	Distribution and service fees	Transfer agent fees
Retirement Living through II 2040 Portfolio	Class R2	$125	$9
	Class R4	126	8
	Class R6	—	8
	Class 1	12,385	—
	Total	$12,636	$25
Retirement Living through II 2035 Portfolio	Class R2	$125	$9
	Class R4	125	8
	Class R6	—	8
	Class 1	17,058	—
	Total	$17,308	$25
Retirement Living through II 2030 Portfolio	Class R2	$125	$9
	Class R4	125	8
	Class R6	—	8
	Class 1	21,525	—
	Total	$21,775	$25
Retirement Living through II 2025 Portfolio	Class R2	$125	$9
	Class R4	125	8
	Class R6	—	8
	Class 1	25,687	—
	Total	$25,937	$25
Retirement Living through II 2020 Portfolio	Class R2	$125	$8
	Class R4	125	8
	Class R6	—	8
	Class 1	19,807	—
	Total	$20,057	$24
Retirement Living through II 2015 Portfolio	Class R2	$124	$8
	Class R4	124	8
	Class R6	—	8
	Class 1	7,051	—
	Total	$7,299	$24
Retirement Living through II 2010 Portfolio	Class R2	$124	$8
	Class R4	124	8
	Class R6	—	8
	Class 1	4,692	—
	Total	$4,940	$24

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in the portfolio's shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

Retirement Living through II 2055 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,173,924	$11,812,550	1,072,466	$11,515,356
Distributions reinvested	30,658	315,781	2,020	21,510
Repurchased	(50,087)	(492,674)	(46,623)	(501,261)
Net increase	1,154,495	$11,635,657	1,027,863	$11,035,605
Total net increase	1,154,495	$11,635,657	1,027,863	$11,035,605

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Retirement Living through II 2050 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,573,259	$15,909,957	1,637,942	$17,711,738
Distributions reinvested	47,538	492,964	5,837	62,694
Repurchased	(109,010)	(1,052,256)	(46,762)	(508,591)
Net increase	1,511,787	$15,350,665	1,597,017	$17,265,841
Total net increase	1,511,787	$15,350,665	1,597,017	$17,265,841

Retirement Living through II 2045 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,178,330	$22,081,122	2,940,348	$31,706,812
Distributions reinvested	79,934	827,317	11,901	127,576
Repurchased	(79,805)	(785,350)	(124,398)	(1,331,096)
Net increase	2,178,459	$22,123,089	2,827,851	$30,503,292
Total net increase	2,178,459	$22,123,089	2,827,851	$30,503,292

Retirement Living through II 2040 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	3,083,442	$31,159,409	3,544,264	$38,265,956
Distributions reinvested	95,794	992,421	12,998	139,474
Repurchased	(260,808)	(2,525,078)	(201,506)	(2,188,006)
Net increase	2,918,428	$29,626,752	3,355,756	$36,217,424
Total net increase	2,918,428	$29,626,752	3,355,756	$36,217,424

Retirement Living through II 2035 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	4,046,234	$40,708,941	4,918,749	$52,975,750
Distributions reinvested	137,677	1,423,582	21,121	226,421
Repurchased	(478,617)	(4,751,258)	(176,406)	(1,897,267)
Net increase	3,705,294	$37,381,265	4,763,464	$51,304,904
Total net increase	3,705,294	$37,381,265	4,763,464	$51,304,904

Retirement Living through II 2030 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	4,508,499	$45,549,769	6,375,530	$68,344,673
Distributions reinvested	180,857	1,861,020	32,964	351,727
Repurchased	(372,497)	(3,657,820)	(420,590)	(4,529,551)
Net increase	4,316,859	$43,752,969	5,987,904	$64,166,849
Total net increase	4,316,859	$43,752,969	5,987,904	$64,166,849

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       43

Retirement Living through II 2025 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	5,200,331	$52,409,844	7,767,498	$82,661,960
Distributions reinvested	214,518	2,196,662	33,389	354,262
Repurchased	(497,786)	(4,932,812)	(554,800)	(5,912,760)
Net increase	4,917,063	$49,673,694	7,246,087	$77,103,462
Total net increase	4,917,063	$49,673,694	7,246,087	$77,103,462

Retirement Living through II 2020 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	4,220,769	$42,673,252	6,355,895	$67,224,312
Distributions reinvested	171,066	1,734,607	22,890	240,807
Repurchased	(595,509)	(5,927,417)	(619,409)	(6,620,011)
Net increase	3,796,326	$38,480,442	5,759,376	$60,845,108
Total net increase	3,796,326	$38,480,442	5,759,376	$60,845,108

Retirement Living through II 2015 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,839,700	$18,388,743	2,366,491	$24,847,504
Distributions reinvested	64,101	642,934	8,764	91,233
Repurchased	(282,153)	(2,847,271)	(561,492)	(5,879,524)
Net increase	1,621,648	$16,184,406	1,813,763	$19,059,213
Total net increase	1,621,648	$16,184,406	1,813,763	$19,059,213

Retirement Living through II 2010 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,614,836	$16,196,717	1,807,586	$18,850,029
Distributions reinvested	50,476	502,240	9,156	94,760
Repurchased	(457,134)	(4,594,395)	(886,513)	(9,255,429)
Net increase	1,208,178	$12,104,562	930,229	$9,689,360
Total net increase	1,208,178	$12,104,562	930,229	$9,689,360

There were no transactions in fund shares for the six months ended 2-29-16 and the year ended 8-31-15 for Class R2, Class R4 and Class R6 shares.

Affiliates of the Trust owned 100% of shares of beneficial interest of Class R2, Class R4, Class R6 and Class 1 shares of all portfolios on February 29, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to the following, for the six months ended February 29, 2016:

Portfolio	Purchases	Sales
Retirement Living through II 2055 Portfolio	$12,564,708	$494,071
Retirement Living through II 2050 Portfolio	17,023,919	998,799
Retirement Living through II 2045 Portfolio	23,897,780	723,031
Retirement Living through II 2040 Portfolio	33,415,729	2,571,183
Retirement Living through II 2035 Portfolio	43,837,226	4,814,581
Retirement Living through II 2030 Portfolio	48,988,597	3,904,848
Retirement Living through II 2025 Portfolio	56,229,117	5,069,919

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       44

Portfolio	Purchases	Sales
Retirement Living through II 2020 Portfolio	46,647,929	7,137,970
Retirement Living through II 2015 Portfolio	19,807,272	3,173,421
Retirement Living through II 2010 Portfolio	16,716,706	4,568,150

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At February 29, 2016, the portfolios did not hold 5% or more of the net assets of any of the underlying funds.

Information regarding each portfolio's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Living through II 2055 Portfolio
Strategic Equity Allocation	535,914	642,114	(16,491)	1,161,537	$187,575	$490,657	($13,690)	$13,404,135
Retirement Living through II 2050 Portfolio
Strategic Equity Allocation	852,904	873,591	(24,199)	1,702,296	$271,815	$711,011	($60,874)	$19,644,494
Retirement Living through II 2045 Portfolio
Strategic Equity Allocation	1,506,183	1,227,710	(891)	2,733,002	$447,288	$1,170,011	($2,165)	$31,538,843
Retirement Living through II 2040 Portfolio
Strategic Equity Allocation	1,802,003	1,653,585	(13,266)	3,442,322	$538,416	$1,408,383	($28,004)	$39,724,397
Retirement Living through II 2035 Portfolio
Strategic Equity Allocation	2,446,943	2,011,776	(71,662)	4,387,057	$741,607	$1,939,887	($193,062)	$50,626,640
Retirement Living through II 2030 Portfolio
Strategic Equity Allocation	2,872,726	2,023,888	(32,362)	4,864,252	$816,563	$2,135,958	($61,578)	$56,133,469
Retirement Living through II 2025 Portfolio
Strategic Equity Allocation	3,011,953	1,997,529	(25,266)	4,984,216	$853,381	$2,232,265	($52,094)	$57,517,854
Retirement Living through II 2020 Portfolio
Strategic Equity Allocation	1,956,715	1,382,798	(131,559)	3,207,954	$546,420	$1,429,320	($201,811)	$37,019,791
Retirement Living through II 2015 Portfolio
Strategic Equity Allocation	547,262	498,806	(69,446)	976,622	$162,858	$426,003	($92,378)	$11,270,218
Retirement Living through II 2010 Portfolio
Strategic Equity Allocation	292,772	365,043	(93,753)	564,062	$99,087	$259,190	($72,347)	$6,509,278

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       45

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS       46

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Retirement Living II Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279528	RL2SA 2/16 4/16

John Hancock

Retirement Choices Portfolios

Semiannual report 2/29/16

A message to shareholders

Dear shareholder,

The six-month period covered by this report was a challenging one for investors. Oil prices hit multi-year lows before rebounding in February, and a wide variety of risk assets faced significant volatility. High-yield corporate bonds generally declined on fears of a wave of defaults from commodity-linked issuers. Concerns about slowing global growth added to negative investor psychology, and stock prices fell around the world. The investment landscape improved after the close of the period as stocks and other so-called risk assets regained much of the ground lost earlier in the year.

Despite the recent increase in volatility, the economic picture offers reasons for optimism. In December, the U.S. Federal Reserve raised short-term interest rates for the first time in nine years on evidence that the persistent strength in the labor markets warranted a somewhat less accommodative stance. Central banks outside of the United States continued to stimulate growth and to signal that they will take action to support economies and markets.

Volatile market environments are naturally unsettling. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. However, your best resource in times like these is your financial advisor, who can ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 29, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Retirement Choices Portfolios

2	Retirement Choices Portfolios at a glance
3	Discussion of portfolio performance
8	John Hancock Retirement Choices at 2055 Portfolio
9	John Hancock Retirement Choices at 2050 Portfolio
10	John Hancock Retirement Choices at 2045 Portfolio
11	John Hancock Retirement Choices at 2040 Portfolio
12	John Hancock Retirement Choices at 2035 Portfolio
13	John Hancock Retirement Choices at 2030 Portfolio
14	John Hancock Retirement Choices at 2025 Portfolio
15	John Hancock Retirement Choices at 2020 Portfolio
16	John Hancock Retirement Choices at 2015 Portfolio
17	John Hancock Retirement Choices at 2010 Portfolio
18	Your expenses
22	Portfolios' investments
26	Financial statements
34	Financial highlights
44	Notes to financial statements
57	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       1

Retirement Choices Portfolios at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

The Retirement Choices Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Retirement Choices Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to a more conservative mix to lessen risk and narrow the range of possible outcomes at the retirement date.
•	On reaching the retirement date, the allocation ceases to shift; we expect that the participant may then wish to use the savings to seek a retirement income solution.

JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Retirement Choices Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       2

Discussion of portfolio performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

What were your observations on the global capital markets during the six months that ended February 29, 2016?

The period began and ended with concerns over the slowing of China's economic growth, which prompted sharp intraperiod equity market declines, especially during the opening weeks of 2016. For the period as a whole, the S&P 500 Index was down 0.92%, as U.S. stocks held up relatively well next to international developed and emerging equity markets. The MSCI EAFE Index declined 9.38%, and the MSCI Emerging Markets Index fell 8.74%.

U.S. investment-grade bonds delivered modest gains, and the Barclays U.S. Aggregate Bond Index was up 2.20%. Solid U.S. jobs data paved the way for an interest-rate hike in December 2015, the first time the U.S. Federal Reserve increased interest rates since 2006; however, investor expectations of further imminent monetary policy tightening were softened as market volatility spiked in January 2016.

Prices fell across global commodity markets as a whole, with precious metals being a notable exception; in particular, gold staged a striking comeback during the period. The value of oil continued to plummet, pulling down indexes tracking high-yield corporate debt with it, as energy issuers make up a significant portion of the non-investment-grade bond universe.

Given that backdrop, how did the portfolios perform?

The portfolios also declined given their broad exposure to the world's equity and fixed-income markets. The holdings are deliberately global and multi-sector in nature, a key element of our diversification strategy.

The portfolios trailed their custom blended benchmarks during the period. However, the relatively conservative nature of the glide path—designed to increasingly preserve capital by rapidly tapering down equity exposure as the target retirement date approaches—helped the portfolios outpace their peer averages.

How were the portfolios positioned as of the end of the period?

In our view, the probability of an economic recession increased somewhat in the period's final weeks, which caused us to make some adjustments to the portfolios on the margin. To be clear, our base-case assumptions still call for continued global economic growth, but we do acknowledge that the odds of a recession were higher at the end of the period relative to the odds at the beginning.

We slightly reduced the portfolios' allocation to equities, primarily because of concerns related to market volatility. Period-end positioning included allocations to defensive equity strategies, designed to provide a measure of downside protection. For a similar reason, we continued to favor large-cap equities over small caps.

We increased exposure to international developed-market equities prior to the end of the period given relatively stronger valuation support and greater potential for margin improvement relative to U.S. equities.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       3

Although higher growth rates and the benefits from structural reforms underpin a strong long-term case for emerging-market equities, cyclical headwinds, including decelerating growth in China and weak commodity prices, pose near-term risks that have contributed to our decision to favor developed- over emerging-market stocks in the portfolios.

Within fixed income, the portfolios ended the period reflecting our continued bias toward credit sectors.

Would you please give us a brief update on the portfolio management team?

Effective January 1, 2016, Steven E. Medina, CFA, began a new role in our organization, and he no longer serves as a portfolio manager of the portfolios. As of the same date, Marcelle Daher, CFA, and Nathan W. Thooft, CFA—both veteran members of John Hancock Asset Management's global asset allocation team and portfolio managers since 2013—joined me as co-heads of global asset allocation.

In addition to continuing to manage the portfolios with me, Marcelle and Nate also assumed many of Steve's former responsibilities after he was named chief investment officer of developed-market equities at John Hancock Asset Management.

Management continuity is a hallmark of our team-run asset allocation portfolios, and we're confident that the transition of Steve's responsibilities to Marcelle and Nate will continue to be smooth. With presence in Boston, Hong Kong, and Toronto, the global asset allocation team is backed by more than two dozen investment professionals—including quantitative researchers, fundamental analysts, and financial economists—with an average of 15 years of industry experience.

RETIREMENT CHOICES AT 2055 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 3.93%. The custom blended benchmark fell 3.36%,1,2 and the Morningstar target date 2051+ fund category average declined 5.11%.3

On balance, asset allocation detracted from benchmark-relative performance. Overweight allocations to non-investment-grade credit assets, including high-yield bonds and bank loans, weighed on results. So, too, did overweight allocations to global natural resources and healthcare stocks, which also suffered during the period.

However, underweight exposure to emerging-market equities buoyed results, as did overweight allocations to real estate investment trusts and information technology equities.

RETIREMENT CHOICES AT 2050 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 3.97%. The custom blended benchmark fell 3.36%,1,2 and the Morningstar target date 2046-2050 fund category average declined 4.96%.3

On balance, asset allocation detracted from benchmark-relative performance. Overweight allocations to non-investment-grade credit assets, including high-yield bonds and bank loans, weighed on results. So, too, did overweight allocations to global natural resources and healthcare stocks, which also suffered during the period.

However, underweight exposure to emerging-market equities—an asset class that declined—buoyed relative results, as did overweight allocations to real estate investment trusts and information technology equities, which fared well.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       4

RETIREMENT CHOICES AT 2045 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 3.93%. The custom blended benchmark fell 3.36%,1,2 and the Morningstar target date 2041-2045 fund category average declined 5.07%.3

On balance, asset allocation detracted from benchmark-relative performance. Overweight allocations to non-investment-grade credit assets, including high-yield bonds and bank loans, weighed on results. So, too, did overweight allocations to global natural resources and healthcare stocks, which also suffered during the period.

However, underweight exposure to emerging-market equities—an asset class that declined—buoyed relative results, as did overweight allocations to real estate investment trusts and information technology equities, which fared well.

RETIREMENT CHOICES AT 2040 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 3.72%. The custom blended benchmark fell 3.16%,1,2 and the Morningstar target date 2036-2040 fund category average declined 4.75%.3

On balance, asset allocation detracted from benchmark-relative performance. Overweight allocations to non-investment-grade credit assets, including high-yield bonds and bank loans, weighed on results. So, too, did overweight allocations to global natural resources and healthcare stocks, which also suffered during the period.

However, underweight exposure to emerging-market equities—an asset class that declined—buoyed relative results, as did overweight allocations to real estate investment trusts and information technology equities, which fared well.

RETIREMENT CHOICES 2055-2010 PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the six months ended 2/29/16

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       5

RETIREMENT CHOICES AT 2035 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 3.39%. The custom blended benchmark fell 2.69%,1,2 and the Morningstar target date 2031-2035 fund category average declined 4.51%.3

On balance, asset allocation detracted from benchmark-relative performance. Overweight allocations to non-investment-grade credit assets, including high-yield bonds and bank loans, weighed on results. So, too, did overweight allocations to global natural resources and healthcare stocks, which also suffered during the period.

However, underweight exposure to emerging-market equities—an asset class that declined—buoyed relative results, as did overweight allocations to real estate investment trusts and information technology equities, which fared well.

RETIREMENT CHOICES AT 2030 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 2.68%. The custom blended benchmark fell 1.91%,1,2 and the Morningstar target date 2026-2030 fund category average declined 3.81%.3

On balance, asset allocation detracted from benchmark-relative performance. Overweight allocations to non-investment-grade credit assets, including high-yield bonds and bank loans, weighed on results. So, too, did overweight allocations to global natural resources and healthcare stocks, which also suffered during the period.

However, underweight exposure to emerging-market equities—an asset class that declined—buoyed relative results, as did overweight allocations to real estate investment trusts and information technology equities, which fared well.

RETIREMENT CHOICES AT 2025 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 1.43%. The custom blended benchmark fell 0.60%,1,2 and the Morningstar target date 2021-2025 fund category average declined 3.27%.3

On balance, asset allocation detracted from benchmark-relative performance. Overweight allocations to non-investment-grade credit assets, including high-yield bonds and bank loans, weighed on results. So, too, did overweight allocations to global natural resources and healthcare stocks, which also suffered during the period.

However, underweight exposure to emerging-market equities—an asset class that declined—buoyed relative results, as did overweight allocations to real estate investment trusts and information technology equities, which fared well.

Market index total returns

For the six months ended February 29, 2016

U.S. Stocks	S&P 500 Index	-0.92%
	Russell Midcap Index	-5.60%
	Russell 2000 Index	-10.16%
	FTSE NAREIT All Equity REIT Index	5.65%
International Stocks	MSCI EAFE Index	-9.38%
	MSCI Emerging Markets Index	-8.74%
	MSCI EAFE Small Cap Index	-4.96%
Fixed Income	Barclays U.S. Aggregate Bond Index	2.20%
	Bank of America Merrill Lynch U.S. High Yield Master II Index	-5.78%
	JPMorgan Global Government Bonds Unhedged Index	4.17%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       6

RETIREMENT CHOICES AT 2020 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares declined 0.11%. The custom blended benchmark increased 0.88%,1,2 and the Morningstar target date 2016-2020 fund category average declined 2.54%.3

On balance, asset allocation detracted from benchmark-relative performance. Overweight allocations to non-investment-grade credit assets, including high-yield bonds and bank loans, weighed on results. However, overweight allocations to U.S. larger-cap stocks, with commensurately underweight exposure to mid and smaller caps, buoyed relative results.

RETIREMENT CHOICES AT 2015 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares were up 0.47%. The custom blended benchmark increased 1.68%,1,2 and the Morningstar target date 2011-2015 fund category average declined 2.10%.3

On balance, asset allocation detracted from benchmark-relative performance. Overweight allocations to non-investment-grade credit assets, including high-yield bonds and bank loans, weighed on results. However, overweight allocations to U.S. larger-cap stocks, with commensurately underweight exposure to mid and smaller caps, buoyed relative results.

RETIREMENT CHOICES AT 2010 PORTFOLIO

For the six months that ended February 29, 2016, the portfolio's Class 1 shares were up 0.51%. The custom blended benchmark increased 1.68%,1,2 and the Morningstar target date 2000-2010 fund category average declined 1.67%.3

On balance, asset allocation detracted from benchmark-relative performance. Overweight allocations to non-investment-grade credit assets, including high-yield bonds and bank loans, weighed on results. However, overweight allocations to U.S. larger-cap stocks, with commensurately underweight exposure to mid and smaller caps, buoyed relative results.

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

1 The S&P 500 Index is composed of 500 widely held common stocks. The Barclays U.S. Aggregate Bond Index includes U.S. government, corporate, and mortgage-backed securities with maturities up to 30 years. These indexes are the portfolios' primary benchmarks. The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
3 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an exchange-traded fund (ETF) generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the portfolio. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Hedging and other strategic transactions may increase volatility of a portfolio and could result in a significant loss. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates farther off initially allocate more aggressively to stock funds. As a portfolio approaches its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolio's prospectuses for additional information.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       7

John Hancock Retirement Choices at 2055 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2055 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI AC World ex-US Index, 18.00% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	71.6%
Equity	70.7%
Fixed Income	0.9%
Unaffiliated Investment Companies/ Exchange Traded Funds	28.4%
Fixed Income	17.2%
Equity	11.2%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R1[1]	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1-year	-10.16	-10.01	-9.83	-9.68	-9.82	-6.19	1.50	-8.44
Since inception	-1.18	-0.96	-0.75	-0.57	-0.67	4.00	3.55	0.30
Cumulative returns
6-months	-4.10	-4.04	-3.94	-3.87	-3.93	-0.92	2.20	-3.36
Since inception	-2.27	-1.84	-1.45	-1.10	-1.29	7.87	6.96	0.57

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.91	1.67	1.52	1.16	1.20
Net (%)	1.21	0.96	0.71	0.46	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       8

John Hancock Retirement Choices at 2050 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2050 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI AC World ex-US Index, 18.00% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	71.4%
Equity	70.5%
Fixed Income	0.9%
Unaffiliated Investment Companies/ Exchange Traded Funds	28.6%
Fixed Income	17.2%
Equity	11.4%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1-year	-10.27	-10.07	-9.90	-9.78	-9.82	-6.19	1.50	-8.44
Since inception	3.85	3.18	4.48	4.30	4.63	9.87	3.46	5.59
Cumulative returns
6-months	-4.15	-4.01	-4.00	-3.92	-3.97	-0.92	2.20	-3.36
Since inception	20.04	16.33	23.64	22.61	24.50	57.67	17.91	30.12

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.18	1.02	0.68	0.71
Net (%)	1.21	0.96	0.71	0.46	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       9

John Hancock Retirement Choices at 2045 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2045 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI AC World ex-US Index, 18.00% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	71.2%
Equity	70.5%
Fixed Income	0.7%
Unaffiliated Investment Companies/ Exchange Traded Funds	28.8%
Fixed Income	17.5%
Equity	11.3%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-10.40	-10.16	-9.95	-9.77	-9.81	-6.19	1.50	-8.44
5-year	4.06	3.45	4.94	4.00	5.08	10.13	3.60	6.06
Since inception	5.12	4.20	6.09	4.78	6.22	10.74	3.81	7.21
Cumulative returns
6-months	-4.21	-4.02	-3.96	-3.88	-3.93	-0.92	2.20	-3.36
5-year	22.04	18.46	27.24	21.64	28.12	62.03	19.34	34.19
Since inception	33.86	27.10	41.20	31.30	42.18	81.32	24.39	50.13

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.02	0.67	0.71
Net (%)	1.21	0.96	0.71	0.46	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       10

John Hancock Retirement Choices at 2040 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2040 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 53.30% Russell 3000 Index, 25.70% MSCI AC World ex-US Index, 21.00% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	68.8%
Equity	68.2%
Fixed Income	0.6%
Unaffiliated Investment Companies/ Exchange Traded Funds	31.2%
Fixed Income	19.9%
Equity	11.3%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-10.00	-9.98	-9.64	-9.53	-9.57	-6.19	1.50	-8.14
5-year	4.11	3.69	4.97	4.06	5.10	10.13	3.60	6.04
Since inception	5.16	4.54	6.11	4.85	6.22	10.74	3.81	7.20
Cumulative returns
6-months	-3.98	-3.94	-3.75	-3.67	-3.72	-0.92	2.20	-3.16
5-year	22.32	19.87	27.45	21.99	28.24	62.03	19.34	34.10
Since inception	34.12	29.55	41.37	31.81	42.24	81.32	24.39	50.03

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.02	0.66	0.70
Net (%)	1.20	0.95	0.70	0.45	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       11

John Hancock Retirement Choices at 2035 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2035 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 51.10% Russell 3000 Index, 21.90% MSCI AC World ex-US Index, 27.00% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	64.1%
Equity	63.0%
Fixed Income	1.1%
Unaffiliated Investment Companies/ Exchange Traded Funds	35.9%
Fixed Income	25.6%
Equity	10.3%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-9.45	-9.26	-9.07	-8.87	-8.92	-6.19	1.50	-7.37
5-year	4.08	3.73	4.90	4.41	5.03	10.13	3.60	5.98
Since inception	5.11	4.55	6.01	5.30	6.12	10.74	3.81	7.09
Cumulative returns
6-months	-3.68	-3.54	-3.43	-3.34	-3.39	-0.92	2.20	-2.69
5-year	22.13	20.07	27.04	24.10	27.83	62.03	19.34	33.68
Since inception	33.72	29.63	40.54	35.18	41.42	81.32	24.39	49.16

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.41	1.16	1.01	0.66	0.69
Net (%)	1.19	0.94	0.69	0.44	0.49

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       12

John Hancock Retirement Choices at 2030 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2030 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 43.75% Russell 3000 Index, 18.75% MSCI AC World ex-US Index, 37.50% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	54.4%
Equity	53.3%
Fixed Income	1.1%
Unaffiliated Investment Companies/ Exchange Traded Funds	45.6%
Fixed Income	36.1%
Equity	9.5%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-8.20	-8.10	-7.76	-7.63	-7.68	-6.19	1.50	-6.13
5-year	3.92	3.71	4.74	4.32	4.87	10.13	3.60	5.79
Since inception	4.90	4.55	5.80	5.20	5.91	10.74	3.81	6.85
Cumulative returns
6-months	-2.88	-2.83	-2.64	-2.55	-2.68	-0.92	2.20	-1.91
5-year	21.17	19.97	26.05	23.58	26.82	62.03	19.34	32.48
Since inception	32.23	29.63	38.94	34.43	39.79	81.32	24.39	47.18

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.41	1.16	1.01	0.66	0.69
Net (%)	1.19	0.94	0.69	0.44	0.49

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       13

John Hancock Retirement Choices at 2025 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2025 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 30.80% Russell 3000 Index, 13.20% MSCI AC World ex-US Index, 56.00% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	39.1%
Equity	37.3%
Fixed Income	1.8%
Unaffiliated Investment Companies/ Exchange Traded Funds	60.9%
Fixed Income	53.6%
Equity	7.3%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-6.12	-5.71	-5.60	-5.45	-5.50	-6.19	1.50	-3.89
5-year	3.68	3.54	4.49	4.20	4.61	10.13	3.60	5.43
Since inception	4.55	4.25	5.42	5.00	5.53	10.74	3.81	6.38
Cumulative returns
6-months	-1.69	-1.42	-1.38	-1.38	-1.43	-0.92	2.20	-0.60
5-year	19.78	18.98	24.53	22.84	25.26	62.03	19.34	30.29
Since inception	29.65	27.50	36.07	32.95	36.87	81.32	24.39	43.48

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.40	1.15	1.00	0.65	0.69
Net (%)	1.19	0.94	0.69	0.44	0.49

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       14

John Hancock Retirement Choices at 2020 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2020 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 16.10% Russell 3000 Index, 6.90% MSCI AC World ex-US Index, 77.00% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	23.2%
Equity	21.5%
Fixed Income	1.7%
Unaffiliated Investment Companies/ Exchange Traded Funds	76.8%
Fixed Income	72.4%
Equity	4.4%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-3.61	-3.48	-3.25	-3.00	-3.13	-6.19	1.50	-1.37
5-year	3.17	2.96	3.94	3.60	4.08	10.13	3.60	4.90
Since inception	3.84	3.48	4.68	4.18	4.80	10.74	3.81	5.64
Cumulative returns
6-months	-0.38	-0.32	-0.25	-0.06	-0.11	-0.92	2.20	0.88
5-year	16.90	15.69	21.31	19.37	22.12	62.03	19.34	27.04
Since inception	24.60	22.11	30.57	26.98	31.45	81.32	24.39	37.77

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.16	1.01	0.66	0.69
Net (%)	1.17	0.92	0.67	0.42	0.47

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       15

John Hancock Retirement Choices at 2015 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2015 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 5.60% Russell 3000 Index, 2.40% MSCI AC World ex-US Index, 92.00% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	7.5%
Equity	5.5%
Fixed Income	2.0%
Unaffiliated Investment Companies/ Exchange Traded Funds	92.5%
Fixed Income	86.0%
Equity	6.5%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-1.52	-1.21	-1.16	-0.98	-1.03	-6.19	1.50	0.54
5-year	2.33	2.23	3.12	2.63	3.27	10.13	3.60	4.02
Since inception	2.82	2.60	3.69	2.99	3.82	10.74	3.81	4.54
Cumulative returns
6-months	0.24	0.37	0.42	0.52	0.47	-0.92	2.20	1.68
5-year	12.20	11.64	16.61	13.86	17.47	62.03	19.34	21.79
Since inception	17.62	16.14	23.54	18.73	24.45	81.32	24.39	29.58

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.19	1.04	0.69	0.72
Net (%)	1.18	0.93	0.68	0.43	0.48

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       16

John Hancock Retirement Choices at 2010 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2010 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 5.60% Russell 3000 Index, 2.40% MSCI AC World ex-US Index, 92.00% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	7.5%
Equity	5.5%
Fixed Income	2.0%
Unaffiliated Investment Companies/ Exchange Traded Funds	92.5%
Fixed Income	86.1%
Equity	6.4%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-29-16 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-1.52	-1.37	-1.13	-0.96	-1.01	-6.19	1.50	0.54
5-year	2.05	1.70	2.86	2.23	2.99	10.13	3.60	3.90
Since inception	2.37	1.83	3.26	2.38	3.37	10.74	3.81	4.21
Cumulative returns
6-months	0.26	0.42	0.48	0.47	0.51	-0.92	2.20	1.68
5-year	10.68	8.79	15.15	11.66	15.88	62.03	19.34	21.11
Since inception	14.66	11.17	20.59	14.72	21.35	81.32	24.39	27.23

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.46	1.21	1.06	0.70	0.74
Net (%)	1.16	0.91	0.66	0.41	0.46

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       17

Your expenses

As a shareholder of a John Hancock Funds II Retirement Choices Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses that each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2015 through February 29, 2016).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       18

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during period[1] 9-1-2015-2-29-2016	Annualized expense ratio[2]
Retirement Choices at 2055 Portfolio
Class R1	Actual	$1,000.00	959.00	2.68	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.77	0.55%
Class R2	Actual	1,000.00	959.60	1.46	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.51	0.30%
Class R4	Actual	1,000.00	960.60	0.93	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.96	0.19%
Class R6	Actual	1,000.00	961.30	0.15	0.03%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.15	0.03%
Class 1	Actual	1,000.00	960.70	0.39	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.40	0.08%
Retirement Choices at 2050 Portfolio
Class R1	Actual	1,000.00	958.50	2.92	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.02	0.60%
Class R2	Actual	1,000.00	959.90	1.85	0.38%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.91	0.38%
Class R4	Actual	1,000.00	960.00	0.97	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.01	0.20%
Class R6	Actual	1,000.00	960.80	0.20	0.04%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.20	0.04%
Class 1	Actual	1,000.00	960.30	0.44	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.45	0.09%
Retirement Choices at 2045 Portfolio
Class R1	Actual	1,000.00	957.90	3.26	0.67%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.37	0.67%
Class R2	Actual	1,000.00	959.80	1.95	0.40%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.01	0.40%
Class R4	Actual	1,000.00	960.40	0.97	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.01	0.20%
Class R6	Actual	1,000.00	961.20	0.15	0.03%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.15	0.03%
Class 1	Actual	1,000.00	960.70	0.39	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.40	0.08%
Retirement Choices at 2040 Portfolio
Class R1	Actual	1,000.00	960.20	2.83	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.92	0.58%
Class R2	Actual	1,000.00	960.60	2.44	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%
Class R4	Actual	1,000.00	962.50	0.98	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.01	0.20%
Class R6	Actual	1,000.00	963.30	0.15	0.03%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.15	0.03%
Class 1	Actual	1,000.00	962.80	0.39	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.40	0.08%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       19

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during period[1] 9-1-2015-2-29-2016	Annualized expense ratio[2]
Retirement Choices at 2035 Portfolio
Class R1	Actual	$1,000.00	963.20	3.42	0.70%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.52	0.70%
Class R2	Actual	1,000.00	964.60	2.30	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class R4	Actual	1,000.00	965.70	1.03	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.06	0.21%
Class R6	Actual	1,000.00	966.60	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Class 1	Actual	1,000.00	966.10	0.49	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.50	0.10%
Retirement Choices at 2030 Portfolio
Class R1	Actual	1,000.00	971.20	3.48	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%
Class R2	Actual	1,000.00	971.70	2.50	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual	1,000.00	973.60	1.23	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Class R6	Actual	1,000.00	974.50	0.39	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.40	0.08%
Class 1	Actual	1,000.00	973.20	0.64	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.65	0.13%
Retirement Choices at 2025 Portfolio
Class R1	Actual	1,000.00	983.10	3.85	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%
Class R2	Actual	1,000.00	985.80	2.07	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.11	0.42%
Class R4	Actual	1,000.00	986.20	1.58	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.61	0.32%
Class R6	Actual	1,000.00	986.20	0.74	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%
Class 1	Actual	1,000.00	985.70	0.99	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.01	0.20%
Retirement Choices at 2020 Portfolio
Class R1	Actual	1,000.00	996.20	3.72	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%
Class R2	Actual	1,000.00	996.80	3.33	0.67%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.37	0.67%
Class R4	Actual	1,000.00	997.50	1.84	0.37%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.86	0.37%
Class R6	Actual	1,000.00	999.40	1.04	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.06	0.21%
Class 1	Actual	1,000.00	998.90	1.29	0.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.31	0.26%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       20

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2015	Ending account value 2-29-2016	Expenses paid during period[1] 9-1-2015-2-29-2016	Annualized expense ratio[2]
Retirement Choices at 2015 Portfolio
Class R1	Actual	$1,000.00	1,002.40	3.98	0.80%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.02	0.80%
Class R2	Actual	1,000.00	1,003.70	2.89	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.92	0.58%
Class R4	Actual	1,000.00	1,004.20	2.19	0.44%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.21	0.44%
Class R6	Actual	1,000.00	1,005.20	1.35	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.36	0.27%
Class 1	Actual	1,000.00	1,004.70	1.59	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.61	0.32%
Retirement Choices at 2010 Portfolio
Class R1	Actual	1,000.00	1,002.60	4.03	0.81%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
Class R2	Actual	1,000.00	1,004.20	3.29	0.66%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.32	0.66%
Class R4	Actual	1,000.00	1,004.80	2.09	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.11	0.42%
Class R6	Actual	1,000.00	1,004.70	1.25	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%
Class 1	Actual	1,000.00	1,005.10	1.50	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.51	0.30%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182) and divided by 366 (to reflect the one-half year period).
2	The portfolios' expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Retirement Choices at 2055	Retirement Choices at 2050	Retirement Choices at 2045	Retirement Choices at 2040	Retirement Choices at 2035	Retirement Choices at 2030	Retirement Choices at 2025	Retirement Choices at 2020	Retirement Choices at 2015	Retirement Choices at 2010
2-29-16	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       21

Portfolios' investments

RETIREMENT CHOICES AT 2055 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.5%
EQUITY - 70.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	5,984,278	$69,058,567
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	88,482	854,738
UNAFFILIATED INVESTMENT COMPANIES - 28.4%
EXCHANGE-TRADED FUNDS - 28.4%
Financial Select Sector SPDR Fund	32,081	676,587
iShares iBoxx Investment Grade Corporate Bond ETF	4,249	488,677
iShares MSCI USA Minimum Volatility ETF	59,378	2,474,281
PowerShares Senior Loan Portfolio	88,523	1,958,129
SPDR Barclays High Yield Bond ETF	162,583	5,433,524
Vanguard Dividend Appreciation ETF	21,449	1,648,141
Vanguard Energy ETF	7,950	621,770
Vanguard FTSE Emerging Markets ETF	81,546	2,505,909
Vanguard Health Care ETF	6,857	822,017
Vanguard Information Technology ETF	13,615	1,374,298
Vanguard Intermediate-Term Corporate Bond ETF	24,650	2,099,934
Vanguard Materials ETF	2,327	210,012
Vanguard REIT ETF	7,991	612,990
Vanguard Total Bond Market ETF	82,889	6,817,620
Total investments (Cost $108,332,515) - 99.9%		$97,657,194
Other assets and liabilities, net - 0.1%		66,530
TOTAL NET ASSETS - 100.0%		$97,723,724

RETIREMENT CHOICES AT 2050 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.4%
EQUITY - 70.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	26,743,367	$308,618,461
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	396,950	3,834,538
UNAFFILIATED INVESTMENT COMPANIES - 28.6%
EXCHANGE-TRADED FUNDS - 28.6%
Financial Select Sector SPDR Fund	148,903	3,140,365
iShares iBoxx Investment Grade Corporate Bond ETF	19,065	2,192,666
iShares MSCI USA Minimum Volatility ETF	273,451	11,394,703
PowerShares Senior Loan Portfolio	397,133	8,784,582
SPDR Barclays High Yield Bond ETF	732,802	24,490,243
Vanguard Dividend Appreciation ETF	98,289	7,552,527
Vanguard Energy ETF	35,873	2,805,627
Vanguard FTSE Emerging Markets ETF	366,999	11,277,879
Vanguard Health Care ETF	30,832	3,696,140
Vanguard Information Technology ETF	61,893	6,247,479
Vanguard Intermediate-Term Corporate Bond ETF	110,599	9,421,929
Vanguard Materials ETF	10,787	973,527
Vanguard REIT ETF	36,402	$2,792,397
Vanguard Total Bond Market ETF	371,859	30,585,403
Total investments (Cost $452,301,534) - 100.0%		$437,808,466
Other assets and liabilities, net - 0.0%		17,274
TOTAL NET ASSETS - 100.0%		$437,825,740

RETIREMENT CHOICES AT 2045 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.2%
EQUITY - 70.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	35,071,794	$404,728,500
FIXED INCOME - 0.7%
Short Term Government Income, Class NAV (JHAM) (A)(1)	389,723	3,764,726
UNAFFILIATED INVESTMENT COMPANIES - 28.8%
EXCHANGE-TRADED FUNDS - 28.8%
Financial Select Sector SPDR Fund	195,417	4,121,344
iShares iBoxx Investment Grade Corporate Bond ETF	37,519	4,315,060
iShares MSCI USA Minimum Volatility ETF	355,246	14,803,101
PowerShares Senior Loan Portfolio	519,828	11,498,595
SPDR Barclays High Yield Bond ETF	959,492	32,066,223
SPDR Barclays Short Term Corporate Bond ETF	94,161	2,870,969
Vanguard Dividend Appreciation ETF	127,990	9,834,752
Vanguard Energy ETF	46,913	3,669,066
Vanguard FTSE Emerging Markets ETF	477,077	14,660,576
Vanguard Health Care ETF	40,485	4,853,342
Vanguard Information Technology ETF	81,414	8,217,929
Vanguard Intermediate-Term Bond ETF	44,104	3,763,835
Vanguard Intermediate-Term Corporate Bond ETF	138,053	11,760,735
Vanguard Materials ETF	13,868	1,251,587
Vanguard REIT ETF	47,551	3,647,637
Vanguard Total Bond Market ETF	410,766	33,785,504
Total investments (Cost $578,904,239) - 100.0%		$573,613,481
Other assets and liabilities, net - 0.0%		18,231
TOTAL NET ASSETS - 100.0%		$573,631,712

RETIREMENT CHOICES AT 2040 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 68.8%
EQUITY - 68.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	44,944,207	$518,656,144
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (JHAM) (A)(1)	467,863	4,519,555
UNAFFILIATED INVESTMENT COMPANIES - 31.2%
EXCHANGE-TRADED FUNDS - 31.2%
Financial Select Sector SPDR Fund	253,183	5,339,629

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       22

	Shares or Principal Amount	Value
iShares iBoxx Investment Grade Corporate Bond ETF	57,284	$6,588,235
iShares MSCI USA Minimum Volatility ETF	463,584	19,317,545
PowerShares Senior Loan Portfolio	691,390	15,293,547
SPDR Barclays High Yield Bond ETF	1,087,341	36,338,936
SPDR Barclays Short Term Corporate Bond ETF	342,039	10,428,769
Vanguard Dividend Appreciation ETF	166,661	12,806,231
Vanguard Energy ETF	62,324	4,874,360
Vanguard FTSE Emerging Markets ETF	657,992	20,220,094
Vanguard Health Care ETF	52,429	6,285,189
Vanguard Information Technology ETF	104,595	10,557,819
Vanguard Intermediate-Term Bond ETF	176,259	15,041,943
Vanguard Intermediate-Term Corporate Bond ETF	186,648	15,900,543
Vanguard Materials ETF	18,361	1,657,080
Vanguard REIT ETF	61,810	4,741,445
Vanguard Total Bond Market ETF	630,951	51,895,720
Total investments (Cost $764,450,897) - 100.0%		$760,462,784
Other assets and liabilities, net - 0.0%		15,173
TOTAL NET ASSETS - 100.0%		$760,477,957

RETIREMENT CHOICES AT 2035 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 64.1%
EQUITY - 63.0%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	56,809,988	$655,587,261
FIXED INCOME - 1.1%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,191,993	11,514,655
UNAFFILIATED INVESTMENT COMPANIES - 35.9%
EXCHANGE-TRADED FUNDS - 35.9%
Financial Select Sector SPDR Fund	315,943	6,663,239
iShares iBoxx Investment Grade Corporate Bond ETF	97,436	11,206,114
iShares MSCI USA Minimum Volatility ETF	576,342	24,016,171
PowerShares Senior Loan Portfolio	947,950	20,968,654
SPDR Barclays High Yield Bond ETF	1,329,258	44,423,802
SPDR Barclays Short Term Corporate Bond ETF	1,111,346	33,884,940
Vanguard Dividend Appreciation ETF	207,018	15,907,263
Vanguard Energy ETF	76,016	5,945,211
Vanguard FTSE Emerging Markets ETF	835,796	25,684,011
Vanguard Health Care ETF	65,626	7,867,245
Vanguard Information Technology ETF	132,556	13,380,203
Vanguard Intermediate-Term Bond ETF	317,919	27,131,207
Vanguard Intermediate-Term Corporate Bond ETF	517,944	44,123,649
Vanguard Materials ETF	22,727	2,051,112
Vanguard REIT ETF	77,454	5,941,496
Vanguard Short-Term Corporate Bond ETF	36,867	2,920,604
Vanguard Total Bond Market ETF	988,645	81,316,051
Total investments (Cost $1,037,459,778) - 100.0%		$1,040,532,888
Other assets and liabilities, net - 0.0%		(19,793)
TOTAL NET ASSETS - 100.0%		$1,040,513,095

RETIREMENT CHOICES AT 2030 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 54.4%
EQUITY - 53.3%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	59,069,174	$681,658,270
FIXED INCOME - 1.1%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,464,348	14,145,599
UNAFFILIATED INVESTMENT COMPANIES - 45.6%
EXCHANGE-TRADED FUNDS - 45.6%
Financial Select Sector SPDR Fund	321,834	6,787,479
iShares iBoxx Investment Grade Corporate Bond ETF	194,346	22,351,733
iShares MSCI USA Minimum Volatility ETF	664,429	27,686,757
PowerShares Senior Loan Portfolio	1,155,644	25,562,845
SPDR Barclays High Yield Bond ETF	1,424,443	47,604,885
SPDR Barclays Short Term Corporate Bond ETF	1,146,499	34,956,755
Vanguard Dividend Appreciation ETF	238,697	18,341,477
Vanguard Energy ETF	79,463	6,214,801
Vanguard FTSE Emerging Markets ETF	1,052,611	32,346,736
Vanguard Health Care ETF	66,884	8,018,054
Vanguard Information Technology ETF	134,480	13,574,411
Vanguard Intermediate-Term Bond ETF	649,661	55,442,070
Vanguard Intermediate-Term Corporate Bond ETF	815,019	69,431,469
Vanguard Materials ETF	23,677	2,136,849
Vanguard REIT ETF	78,235	6,001,407
Vanguard Short-Term Bond ETF	489,541	39,339,515
Vanguard Short-Term Corporate Bond ETF	441,593	34,982,997
Vanguard Total Bond Market ETF	1,598,138	131,446,851
Total investments (Cost $1,266,253,527) - 100.0%		$1,278,030,960
Other assets and liabilities, net - 0.0%		(17,392)
TOTAL NET ASSETS - 100.0%		$1,278,013,568

RETIREMENT CHOICES AT 2025 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 39.1%
EQUITY - 37.3%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	45,049,727	$519,873,846
FIXED INCOME - 1.8%
Short Term Government Income, Class NAV (JHAM) (A)(1)	2,574,298	24,867,720
UNAFFILIATED INVESTMENT COMPANIES - 60.9%
EXCHANGE-TRADED FUNDS - 60.9%
Financial Select Sector SPDR Fund	255,482	5,388,115
iShares iBoxx Investment Grade Corporate Bond ETF	284,144	32,679,401
iShares MSCI USA Minimum Volatility ETF	616,434	25,686,805
PowerShares Senior Loan Portfolio	1,256,697	27,798,138
SPDR Barclays High Yield Bond ETF	1,360,478	45,467,175
SPDR Barclays Short Term Corporate Bond ETF	2,033,641	62,005,714
Vanguard Dividend Appreciation ETF	221,396	17,012,069
Vanguard Energy ETF	63,695	4,981,586
Vanguard FTSE Emerging Markets ETF	812,725	24,975,039
Vanguard Health Care ETF	53,823	6,452,301

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       23

	Shares	Value
Vanguard Information Technology ETF	107,566	$10,857,712
Vanguard Intermediate-Term Bond ETF	777,675	66,366,785
Vanguard Intermediate-Term Corporate Bond ETF	1,611,560	137,288,796
Vanguard Materials ETF	18,881	1,704,010
Vanguard REIT ETF	63,615	4,879,907
Vanguard Short-Term Bond ETF	1,153,663	92,708,359
Vanguard Short-Term Corporate Bond ETF	781,893	61,941,563
Vanguard Total Bond Market ETF	2,671,642	219,742,555
Total investments (Cost $1,369,165,994) - 100.0%		$1,392,677,596
Other assets and liabilities, net - 0.0%		7,997
TOTAL NET ASSETS - 100.0%		$1,392,685,593

RETIREMENT CHOICES AT 2020 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 23.2%
EQUITY - 21.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	17,731,312	$204,619,346
FIXED INCOME - 1.7%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,668,316	16,115,937
UNAFFILIATED INVESTMENT COMPANIES - 76.8%
EXCHANGE-TRADED FUNDS - 76.8%
Financial Select Sector SPDR Fund	93,300	1,967,697
iShares iBoxx Investment Grade Corporate Bond ETF	243,022	27,949,960
iShares MSCI USA Minimum Volatility ETF	288,423	12,018,586
iShares TIPS Bond ETF	47,834	5,393,762
PowerShares Senior Loan Portfolio	859,007	19,001,235
SPDR Barclays High Yield Bond ETF	866,626	28,962,641
SPDR Barclays Short Term Corporate Bond ETF	2,231,919	68,051,210
Vanguard Dividend Appreciation ETF	104,305	8,014,796
Vanguard Energy ETF	22,443	1,755,267
Vanguard FTSE Emerging Markets ETF	322,222	9,901,882
Vanguard Health Care ETF	19,395	2,325,073
Vanguard Information Technology ETF	38,785	3,914,958
Vanguard Intermediate-Term Bond ETF	754,913	64,424,275
Vanguard Intermediate-Term Corporate Bond ETF	1,175,756	100,162,654
Vanguard Materials ETF	6,527	589,062
Vanguard REIT ETF	22,603	1,733,876
Vanguard Short-Term Bond ETF	1,132,547	91,011,477
Vanguard Short-Term Corporate Bond ETF	992,060	78,590,993
Vanguard Short-Term Inflation-Protected Securities ETF (I)	110,716	5,375,262
Vanguard Total Bond Market ETF	2,434,896	200,270,196
Total investments (Cost $938,249,722) - 100.0%		$952,150,145
Other assets and liabilities, net - 0.0%		28,028
TOTAL NET ASSETS - 100.0%		$952,178,173

RETIREMENT CHOICES AT 2015 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 7.5%
EQUITY - 5.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,884,953	$21,752,352
FIXED INCOME - 2.0%
Short Term Government Income, Class NAV (JHAM) (A)(1)	811,915	7,843,094
UNAFFILIATED INVESTMENT COMPANIES - 92.5%
EXCHANGE-TRADED FUNDS - 92.5%
Financial Select Sector SPDR Fund	27,773	585,732
iShares iBoxx Investment Grade Corporate Bond ETF	85,830	9,871,308
iShares MSCI USA Minimum Volatility ETF	376,313	15,680,962
iShares TIPS Bond ETF	43,772	4,935,731
PowerShares Senior Loan Portfolio	355,568	7,865,164
SPDR Barclays High Yield Bond ETF	358,366	11,976,592
SPDR Barclays Short Term Corporate Bond ETF	2,123,806	64,754,845
Vanguard Dividend Appreciation ETF	89,290	6,861,044
Vanguard Energy ETF	4,751	371,576
Vanguard FTSE Emerging Markets ETF	26,743	821,812
Vanguard Health Care ETF	3,078	368,991
Vanguard Information Technology ETF	6,230	628,856
Vanguard Intermediate-Term Corporate Bond ETF	138,892	11,832,209
Vanguard Short-Term Bond ETF	828,581	66,584,769
Vanguard Short-Term Corporate Bond ETF	816,953	64,719,017
Vanguard Short-Term Inflation-Protected Securities ETF (I)	101,031	4,905,055
Vanguard Total Bond Market ETF	1,095,958	90,142,546
Total investments (Cost $391,676,716) - 100.0%		$392,501,655
Other assets and liabilities, net - 0.0%		122,248
TOTAL NET ASSETS - 100.0%		$392,623,903

RETIREMENT CHOICES AT 2010 PORTFOLIO

As of 2-29-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 7.5%
EQUITY - 5.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,166,897	$13,465,996
FIXED INCOME - 2.0%
Short Term Government Income, Class NAV (JHAM) (A)(1)	503,787	4,866,580
UNAFFILIATED INVESTMENT COMPANIES - 93.1%
EXCHANGE-TRADED FUNDS - 93.1%
Financial Select Sector SPDR Fund	17,165	362,010
iShares iBoxx Investment Grade Corporate Bond ETF	53,339	6,134,518
iShares MSCI USA Minimum Volatility ETF	233,589	9,733,654
iShares TIPS Bond ETF	27,174	3,064,140
PowerShares Senior Loan Portfolio	221,251	4,894,072
SPDR Barclays High Yield Bond ETF	223,244	7,460,814
SPDR Barclays Short Term Corporate Bond ETF	1,325,820	40,424,252
Vanguard Dividend Appreciation ETF	55,352	4,253,248
Vanguard Energy ETF	2,962	231,658

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       24

	Shares	Value
Vanguard FTSE Emerging Markets ETF	16,683	$512,669
Vanguard Health Care ETF	1,918	229,930
Vanguard Information Technology ETF	3,860	389,628
Vanguard Intermediate-Term Corporate Bond ETF	86,305	7,352,323
Vanguard Short-Term Bond ETF	517,257	41,566,773
Vanguard Short-Term Corporate Bond ETF	509,581	40,369,007
Vanguard Short-Term Inflation-Protected Securities ETF (I)	62,989	3,058,116
Vanguard Total Bond Market ETF	684,170	56,272,982
Total investments (Cost $242,616,386) - 100.6%		$244,642,370
Other assets and liabilities, net - (0.6%)		(1,350,827)
TOTAL NET ASSETS - 100.0%		$243,291,543

Percentages are based upon net assets.

Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       25

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 2-29-16 (unaudited)

	Retirement Choices at 2055 Portfolio	Retirement Choices at 2050 Portfolio	Retirement Choices at 2045 Portfolio	Retirement Choices at 2040 Portfolio	Retirement Choices at 2035 Portfolio
Assets
Investments in unaffiliated funds, at value	$27,743,889	$125,355,467	$165,120,255	$237,287,085	$373,430,972
Investments in affiliated funds, at value	69,913,305	312,452,999	408,493,226	523,175,699	667,101,916
Total investments, at value	97,657,194	437,808,466	573,613,481	760,462,784	1,040,532,888
Cash	426,488	502,766	348,591	—	—
Receivable for investments sold	—	—	—	47,747	3,688
Receivable for fund shares sold	441,480	582,059	1,486,837	1,650,952	1,094,525
Dividends and interest receivable	—	244	530	694	969
Receivable due from advisor	732	51	—	—	—
Other assets	39,315	24,356	25,157	26,295	27,999
Total assets	98,565,209	438,917,942	575,474,596	762,188,472	1,041,660,069
Liabilities
Due to custodian	—	—	—	47,784	3,811
Payable for investments purchased	812,602	1,049,537	1,796,081	1,608,257	1,079,063
Payable for fund shares repurchased	—	—	—	—	—
Payable to affiliates
Accounting and legal services fees	1,655	7,713	10,096	13,444	18,384
Transfer agent fees	5	9	9	13	12
Trustees' fees	—	—	8	26	36
Distribution and service fees	—	—	—	123	—
Other liabilities and accrued expenses	27,223	34,943	36,690	40,868	45,668
Total liabilities	841,485	1,092,202	1,842,884	1,710,515	1,146,974
Net assets	$97,723,724	$437,825,740	$573,631,712	$760,477,957	$1,040,513,095
Net assets consist of
Paid-in capital	$106,006,512	$438,564,276	$561,474,756	$741,635,681	$1,009,674,519
Undistributed net investment income (loss)	45,547	211,724	146,176	411,346	636,704
Accumulated undistributed net realized gain (loss) on investments	2,346,986	13,542,808	17,301,538	22,419,043	27,128,762
Net unrealized appreciation (depreciation) on investments	(10,675,321)	(14,493,068)	(5,290,758)	(3,988,113)	3,073,110
Net assets	$97,723,724	$437,825,740	$573,631,712	$760,477,957	$1,040,513,095
Investments in unaffiliated funds, at cost	$29,325,680	$131,407,191	$171,279,920	$245,306,475	$384,269,241
Investments in affiliated funds, at cost	$79,006,835	$320,894,343	$407,624,319	$519,144,422	$653,190,537
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$95,103	$188,537	$329,156	$156,393	$512,344
Shares outstanding	10,000	17,047	26,509	12,615	41,476
Net asset value, offering price and redemption price per share	$9.51	$11.06	$12.42	$12.40	$12.35
Class R2
Net assets	$95,142	$187,674	$105,612	$135,219	$273,377
Shares outstanding	10,000	16,985	8,513	10,931	22,164
Net asset value, offering price and redemption price per share	$9.51	$11.05	$12.41	$12.37	$12.33
Class R4
Net assets	$95,161	$110,705	$110,699	$110,556	$110,098
Shares outstanding	10,000	10,000	8,905	8,905	8,905
Net asset value, offering price and redemption price per share	$9.52	$11.07	$12.43	$12.42	$12.36
Class R6
Net assets	$103,792	$285,896	$185,216	$715,310	$112,689
Shares outstanding	10,904	25,939	14,962	57,941	9,152
Net asset value, offering price and redemption price per share	$9.52	$11.02	$12.38	$12.35	$12.31
Class 1
Net assets	$97,334,526	$437,052,928	$572,901,029	$759,360,479	$1,039,504,587
Shares outstanding	10,229,760	39,650,975	46,285,008	61,439,269	84,484,482
Net asset value, offering price and redemption price per share	$9.51	$11.02	$12.38	$12.36	$12.30

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       26

STATEMENTS OF ASSETS AND LIABILITIES 2-29-16 (unaudited)Continued

	Retirement Choices at 2030 Portfolio	Retirement Choices at 2025 Portfolio	Retirement Choices at 2020 Portfolio	Retirement Choices at 2015 Portfolio	Retirement Choices at 2010 Portfolio
Assets
Investments in unaffiliated funds, at value	$582,227,091	$847,936,030	$731,414,862	$362,906,209	$226,309,794
Investments in affiliated funds, at value	695,803,869	544,741,566	220,735,283	29,595,446	18,332,576
Total investments, at value	1,278,030,960	1,392,677,596	952,150,145	392,501,655	244,642,370
Cash	—	—	—	—	228,753
Receivable for investments sold	—	107,214	1,416,608	289,227	169,292
Receivable for fund shares sold	2,090,269	1,671,149	376,846	159,809	249
Dividends and interest receivable	1,097	1,118	656	224	71
Receivable due from advisor	—	—	—	144	551
Other assets	29,430	30,125	27,428	24,038	23,179
Total assets	1,280,151,756	1,394,487,202	953,971,683	392,975,097	245,064,465
Liabilities
Due to custodian	198	26,898	1,014,797	93,207	—
Payable for investments purchased	2,068,060	1,701,658	723,440	205,534	369,932
Payable for fund shares repurchased	—	—	—	—	1,358,763
Payable to affiliates
Accounting and legal services fees	22,738	24,936	17,204	7,194	4,504
Transfer agent fees	10	7	15	5	8
Trustees' fees	75	98	142	107	63
Distribution and service fees	—	—	105	—	52
Other liabilities and accrued expenses	47,107	48,012	37,807	45,147	39,600
Total liabilities	2,138,188	1,801,609	1,793,510	351,194	1,772,922
Net assets	$1,278,013,568	$1,392,685,593	$952,178,173	$392,623,903	$243,291,543
Net assets consist of
Paid-in capital	$1,238,475,558	$1,349,299,401	$930,897,711	$392,913,458	$243,443,951
Undistributed net investment income (loss)	920,746	1,288,963	1,078,144	343,765	222,692
Accumulated undistributed net realized gain (loss) on investments	26,839,831	18,585,627	6,301,895	(1,458,259)	(2,401,084)
Net unrealized appreciation (depreciation) on investments	11,777,433	23,511,602	13,900,423	824,939	2,025,984
Net assets	$1,278,013,568	$1,392,685,593	$952,178,173	$392,623,903	$243,291,543
Investments in unaffiliated funds, at cost	$595,822,244	$861,351,947	$740,835,091	$365,070,196	$226,026,121
Investments in affiliated funds, at cost	$670,431,283	$507,814,047	$197,414,631	$26,606,520	$16,590,265
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$184,616	$100,345	$112,793	$99,441	$127,736
Shares outstanding	15,132	8,381	9,790	9,071	11,709
Net asset value, offering price and redemption price per share	$12.20	$11.97	$11.52	$10.96	$10.91
Class R2
Net assets	$142,017	$145,548	$834,060	$143,870	$237,159
Shares outstanding	11,656	12,164	72,465	13,142	21,786
Net asset value, offering price and redemption price per share	$12.18	$11.97	$11.51	$10.95	$10.89
Class R4
Net assets	$108,992	$107,119	$103,368	$99,121	$99,197
Shares outstanding	8,921	8,945	8,985	9,066	9,124
Net asset value, offering price and redemption price per share	$12.22	$11.98	$11.50	$10.93	$10.87
Class R6
Net assets	$422,698	$247,289	$159,132	$96,946	$215,494
Shares outstanding	34,775	20,729	13,865	8,881	19,835
Net asset value, offering price and redemption price per share	$12.16	$11.93	$11.48	$10.92	$10.86
Class 1
Net assets	$1,277,155,245	$1,392,085,292	$950,968,820	$392,184,525	$242,611,957
Shares outstanding	104,998,121	116,664,363	82,914,571	35,919,292	22,334,372
Net asset value, offering price and redemption price per share	$12.16	$11.93	$11.47	$10.92	$10.86

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       27

STATEMENTS OF OPERATIONS For the six months ended 2-29-16 (unaudited)

	Retirement Choices at 2055 Portfolio	Retirement Choices at 2050 Portfolio	Retirement Choices at 2045 Portfolio	Retirement Choices at 2040 Portfolio	Retirement Choices at 2035 Portfolio
Investment income
Income distributions received from affiliated funds	$969,819	$5,121,479	$6,666,637	$8,559,838	$11,046,188
Dividends	391,954	2,314,254	3,038,106	4,135,723	6,211,767
Total investment income	1,361,773	7,435,733	9,704,743	12,695,561	17,257,955
Expenses
Investment management fees	71,702	406,856	536,620	743,669	1,130,771
Class R1 distribution and service fees	247	493	888	410	1,614
Class R2 distribution and service fees	124	302	175	320	579
Class R4 distribution and service fees	124	145	145	145	144
Class 1 distribution and service fees	19,556	107,879	141,304	187,925	259,376
Transfer agent fees	32	56	56	92	95
Accounting and legal services fees	4,897	26,947	35,279	46,944	64,725
State registration fees	26,147	28,765	28,765	28,765	28,765
Professional fees	23,951	30,648	32,126	34,206	37,315
Printing and postage	209	491	570	675	850
Custodian fees	5,343	5,818	5,818	5,818	5,818
Trustees' fees	449	3,605	4,766	6,394	8,826
Registration and filing fees	9,262	10,119	10,390	11,546	12,838
Other	3,008	4,087	4,283	5,258	6,496
Total expenses before reductions	165,051	626,211	801,185	1,072,167	1,558,212
Less expense reductions	(132,290)	(434,459)	(565,976)	(752,945)	(1,038,734)
Net expenses	32,761	191,752	235,209	319,222	519,478
Net investment income (loss)	1,329,012	7,243,981	9,469,534	12,376,339	16,738,477
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated funds	(22,206)	648,190	853,396	1,341,977	916,135
Investments in affiliated funds	(32,395)	(82,446)	(191,605)	(107,082)	(455,209)
Capital gain distributions received from unaffiliated funds	3,812	20,256	34,130	80,092	137,268
Capital gain distributions received from affiliated funds	2,518,229	13,287,087	17,330,582	22,264,316	28,568,483
	2,467,440	13,873,087	18,026,503	23,579,303	29,166,677
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated funds	(761,645)	(4,862,347)	(6,294,109)	(8,020,656)	(9,267,818)
Investments in affiliated funds	(6,601,810)	(33,903,168)	(44,113,218)	(57,077,439)	(72,147,845)
	(7,363,455)	(38,765,515)	(50,407,327)	(65,098,095)	(81,415,663)
Net realized and unrealized gain (loss)	(4,896,015)	(24,892,428)	(32,380,824)	(41,518,792)	(52,248,986)
Increase (decrease) in net assets from operations	($3,567,003)	($17,648,447)	($22,911,290)	($29,142,453)	($35,510,509)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       28

STATEMENTS OF OPERATIONS For the six months ended 2-29-16 (unaudited)Continued

	Retirement Choices at 2030 Portfolio	Retirement Choices at 2025 Portfolio	Retirement Choices at 2020 Portfolio	Retirement Choices at 2015 Portfolio	Retirement Choices at 2010 Portfolio
Investment income
Income distributions received from affiliated funds	$11,472,577	$8,850,451	$3,482,470	$568,454	$359,562
Dividends	8,577,154	11,511,309	9,211,868	3,929,891	2,449,119
Total investment income	20,049,731	20,361,760	12,694,338	4,498,345	2,808,681
Expenses
Investment management fees	1,615,573	2,210,559	1,858,624	918,317	571,889
Class R1 distribution and service fees	552	273	294	256	342
Class R2 distribution and service fees	286	191	1,818	214	457
Class R4 distribution and service fees	142	138	132	125	125
Class 1 distribution and service fees	316,104	343,003	234,769	99,040	61,618
Transfer agent fees	75	61	110	40	60
Accounting and legal services fees	78,960	85,755	58,786	24,852	15,493
State registration fees	28,765	28,765	28,765	28,765	28,765
Professional fees	39,688	40,727	36,203	30,510	28,737
Printing and postage	994	1,021	792	475	388
Custodian fees	5,818	5,818	5,818	5,818	5,818
Trustees' fees	10,732	11,555	8,052	3,536	2,142
Registration and filing fees	12,207	12,516	8,565	7,371	7,366
Other	7,759	8,506	8,810	64,329	40,902
Total expenses before reductions	2,117,655	2,748,888	2,251,538	1,183,648	764,102
Less expense reductions	(1,265,431)	(1,372,835)	(1,034,529)	(539,206)	(387,255)
Net expenses	852,224	1,376,053	1,217,009	644,442	376,847
Net investment income (loss)	19,197,507	18,985,707	11,477,329	3,853,903	2,431,834
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated funds	851,539	(49,558)	(1,805,980)	(770,332)	(666,525)
Investments in affiliated funds	(616,719)	(614,899)	1,269,160	178,930	(353,822)
Capital gain distributions received from unaffiliated funds	303,633	451,810	450,120	150,975	94,435
Capital gain distributions received from affiliated funds	29,622,946	22,472,690	8,664,890	1,260,368	798,148
	30,161,399	22,260,043	8,578,190	819,941	(127,764)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated funds	(9,407,348)	(5,444,915)	1,002,962	913,341	793,980
Investments in affiliated funds	(74,150,786)	(55,321,200)	(22,459,624)	(3,639,665)	(1,773,226)
	(83,558,134)	(60,766,115)	(21,456,662)	(2,726,324)	(979,246)
Net realized and unrealized gain (loss)	(53,396,735)	(38,506,072)	(12,878,472)	(1,906,383)	(1,107,010)
Increase (decrease) in net assets from operations	($34,199,228)	($19,520,365)	($1,401,143)	$1,947,520	$1,324,824

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       29

STATEMENTS OF CHANGES IN NET ASSETS

	Retirement Choices at 2055 Portfolio		Retirement Choices at 2050 Portfolio		Retirement Choices at 2045 Portfolio
	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$1,329,012	$449,483	$7,243,981	$7,361,968	$9,469,534	$9,952,731
Net realized gain (loss)	2,467,440	284,356	13,873,087	7,568,416	18,026,503	8,888,091
Change in net unrealized appreciation (depreciation)	(7,363,455)	(3,471,954)	(38,765,515)	(32,387,330)	(50,407,327)	(41,494,458)
Increase (decrease) in net assets resulting from operations	(3,567,003)	(2,738,115)	(17,648,447)	(17,456,946)	(22,911,290)	(22,653,636)
Distributions to shareholders
From net investment income
Class R1	(1,236)	(964)	(2,660)	(1,592)	(4,395)	(2,488)
Class R2	(1,499)	(1,164)	(3,068)	(2,551)	(1,671)	(2,964)
Class R4	(1,604)	(1,364)	(2,102)	(1,987)	(2,158)	(1,992)
Class R6	(1,778)	(1,564)	(3,333)	(2,506)	(3,815)	(2,340)
Class 1	(1,431,501)	(294,082)	(8,431,510)	(6,939,260)	(11,209,259)	(9,427,553)
From net realized gain
Class R1	(438)	(197)	(2,923)	(987)	(4,870)	(1,032)
Class R2	(438)	(197)	(2,883)	(1,296)	(1,527)	(1,006)
Class R4	(438)	(197)	(1,777)	(854)	(1,741)	(573)
Class R6	(438)	(197)	(2,550)	(934)	(2,805)	(584)
Class 1	(363,287)	(38,075)	(6,627,129)	(2,654,042)	(8,461,141)	(2,417,157)
Total distributions	(1,802,657)	(338,001)	(15,079,935)	(9,606,009)	(19,693,382)	(11,857,689)
From fund share transactions
Portfolio share transactions	40,559,007	57,476,348	46,320,576	71,168,951	61,293,754	77,260,889
Total increase (decrease)	35,189,347	54,400,232	13,592,194	44,105,996	18,689,082	42,749,564
Net assets
Beginning of period	62,534,377	8,134,145	424,233,546	380,127,550	554,942,630	512,193,066
End of period	$97,723,724	$62,534,377	$437,825,740	$424,233,546	$573,631,712	$554,942,630
Undistributed net investment income (loss)	$45,547	$154,153	$211,724	$1,410,416	$146,176	$1,897,940

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       30

STATEMENTS OF CHANGES IN NET ASSETS
Continued

	Retirement Choices at 2040 Portfolio		Retirement Choices at 2035 Portfolio		Retirement Choices at 2030 Portfolio
	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$12,376,339	$13,351,450	$16,738,477	$18,502,338	$19,197,507	$22,707,430
Net realized gain (loss)	23,579,303	11,959,698	29,166,677	15,856,148	30,161,399	19,300,409
Change in net unrealized appreciation (depreciation)	(65,098,095)	(55,202,578)	(81,415,663)	(72,827,721)	(83,558,134)	(82,343,540)
Increase (decrease) in net assets resulting from operations	(29,142,453)	(29,891,430)	(35,510,509)	(38,469,235)	(34,199,228)	(40,335,701)
Distributions to shareholders
From net investment income
Class R1	(2,251)	(1,339)	(6,768)	(1,320)	(2,301)	(2,234)
Class R2	(2,108)	(8,797)	(4,425)	(5,160)	(2,150)	(6,773)
Class R4	(2,118)	(1,949)	(2,112)	(1,927)	(2,030)	(1,869)
Class R6	(13,939)	(4,303)	(4,329)	(7,120)	(8,291)	(4,827)
Class 1	(14,672,428)	(12,501,157)	(20,375,506)	(17,265,673)	(24,368,617)	(21,161,829)
From net realized gain
Class R1	(2,409)	(684)	(7,633)	(795)	(2,758)	(1,258)
Class R2	(2,179)	(3,662)	(4,230)	(2,531)	(2,222)	(3,100)
Class R4	(1,771)	(685)	(1,723)	(797)	(1,775)	(720)
Class R6	(10,595)	(1,309)	(3,202)	(2,548)	(6,566)	(1,606)
Class 1	(11,455,472)	(3,905,216)	(15,476,040)	(6,350,511)	(19,826,024)	(7,238,653)
Total distributions	(26,165,270)	(16,429,101)	(35,885,968)	(23,638,382)	(44,222,734)	(28,422,869)
From fund share transactions
Portfolio share transactions	71,209,478	103,509,596	86,279,092	132,340,383	110,445,975	117,567,229
Total increase (decrease)	15,901,755	57,189,065	14,882,615	70,232,766	32,024,013	48,808,659
Net assets
Beginning of period	744,576,202	687,387,137	1,025,630,480	955,397,714	1,245,989,555	1,197,180,896
End of period	$760,477,957	$744,576,202	$1,040,513,095	$1,025,630,480	$1,278,013,568	$1,245,989,555
Undistributed net investment income (loss)	$411,346	$2,727,851	$636,704	$4,291,367	$920,746	$6,106,628

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       31

STATEMENTS OF CHANGES IN NET ASSETS
Continued

	Retirement Choices at 2025 Portfolio		Retirement Choices at 2020 Portfolio
	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$18,985,707	$24,533,615	$11,477,329	$17,012,725
Net realized gain (loss)	22,260,043	19,783,059	8,578,190	15,853,775
Change in net unrealized appreciation (depreciation)	(60,766,115)	(76,364,884)	(21,456,662)	(45,793,749)
Increase (decrease) in net assets resulting from operations	(19,520,365)	(32,048,210)	(1,401,143)	(12,927,249)
Distributions to shareholders
From net investment income
Class R1	(1,225)	(2,130)	(1,574)	(1,246)
Class R2	(2,508)	(1,449)	(11,790)	(6,203)
Class R4	(1,986)	(1,749)	(1,877)	(1,646)
Class R6	(4,812)	(7,855)	(3,075)	(7,316)
Class 1	(26,435,544)	(22,347,496)	(17,815,962)	(15,885,356)
From net realized gain
Class R1	(1,395)	(1,095)	(1,891)	(902)
Class R2	(2,233)	(600)	(13,603)	(3,601)
Class R4	(1,658)	(606)	(1,761)	(797)
Class R6	(3,655)	(2,339)	(2,613)	(3,042)
Class 1	(20,626,757)	(6,848,704)	(15,547,263)	(6,796,849)
Total distributions	(47,081,773)	(29,214,023)	(33,401,409)	(22,706,958)
From fund share transactions
Portfolio share transactions	106,203,806	119,016,537	46,874,857	27,989,486
Total increase (decrease)	39,601,668	57,754,304	12,072,305	(7,644,721)
Net assets
Beginning of period	1,353,083,925	1,295,329,621	940,105,868	947,750,589
End of period	$1,392,685,593	$1,353,083,925	$952,178,173	$940,105,868
Undistributed net investment income (loss)	$1,288,963	$8,749,331	$1,078,144	$7,435,093

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       32

STATEMENTS OF CHANGES IN NET ASSETS
Continued

	Retirement Choices at 2015 Portfolio		Retirement Choices at 2010 Portfolio
	Six months ended 2-29-16	Year ended 8-31-15	Six months ended 2-29-16	Year ended 8-31-15
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$3,853,903	$6,878,525	$2,431,834	$3,779,100
Net realized gain (loss)	819,941	6,002,256	(127,764)	261,752
Change in net unrealized appreciation (depreciation)	(2,726,324)	(13,115,562)	(979,246)	(4,399,461)
Increase (decrease) in net assets resulting from operations	1,947,520	(234,781)	1,324,824	(358,609)
Distributions to shareholders
From net investment income
Class R1	(1,251)	(983)	(1,439)	(843)
Class R2	(2,118)	(1,475)	(3,047)	(2,638)
Class R4	(1,618)	(1,491)	(1,535)	(1,217)
Class R6	(1,767)	(3,410)	(4,273)	(2,286)
Class 1	(6,801,421)	(7,064,999)	(4,091,679)	(3,699,168)
From net realized gain
Class R1	(1,438)	(833)	(398)	(368)
Class R2	(2,062)	(991)	(740)	(849)
Class R4	(1,439)	(829)	(315)	(310)
Class R6	(1,410)	(1,617)	(786)	(482)
Class 1	(5,583,828)	(3,450,235)	(776,120)	(807,091)
Total distributions	(12,398,352)	(10,526,863)	(4,880,332)	(4,515,252)
From fund share transactions
Portfolio share transactions	(1,386,570)	(24,923,731)	(3,963,148)	(14,039,281)
Total increase (decrease)	(11,837,402)	(35,685,375)	(7,518,656)	(18,913,142)
Net assets
Beginning of period	404,461,305	440,146,680	250,810,199	269,723,341
End of period	$392,623,903	$404,461,305	$243,291,543	$250,810,199
Undistributed net investment income (loss)	$343,765	$3,298,037	$222,692	$1,892,831

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       33

Financial highlights

Retirement Choices at 2055 Portfolio																Ratios and supplemental data
			Income (loss) from investment operations					Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)		) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-29-2016[5]	[5]	10.08	0.14			(0.55)	(0.41)	(0.12)	(0.04)	—	(0.16)	9.51	(4.10	) [6]		0.89	[7]		0.55	[7]		2.86	[7]		—	[8]	2
08-31-2015		10.62	0.14			(0.56)	(0.42)	(0.10)	(0.02)	—	(0.12)	10.08	(4.04)			7.63			0.77			1.32			—	[8]	13
08-31-2014[9]	[9]	10.00	(0.01)			0.63	0.62	—	—	—	—	10.62	6.20	[6]		23.59	[7]		0.98	[7]		(0.22	) [7]		—	[8]	12
CLASS R2
02-29-2016[5]	[5]	10.10	0.15			(0.55)	(0.40)	(0.15)	(0.04)	—	(0.19)	9.51	(4.04	) [6]		0.64	[7]		0.30	[7]		3.11	[7]		—	[8]	2
08-31-2015		10.64	0.17			(0.57)	(0.40)	(0.12)	(0.02)	—	(0.14)	10.10	(3.85)			7.39			0.52			1.57			—	[8]	13
08-31-2014[9]	[9]	10.00	—	[10]		0.64	0.64	—	—	—	—	10.64	6.40	[6]		23.33	[7]		0.73	[7]		0.03	[7]		—	[8]	12
CLASS R4
02-29-2016[5]	[5]	10.11	0.16			(0.55)	(0.39)	(0.16)	(0.04)	—	(0.20)	9.52	(3.94	) [6]		0.64	[7]		0.19	[7]		3.22	[7]		—	[8]	2
08-31-2015		10.65	0.18			(0.56)	(0.38)	(0.14)	(0.02)	—	(0.16)	10.11	(3.67)			7.38			0.37			1.72			—	[8]	13
08-31-2014[9]	[9]	10.00	0.01			0.64	0.65	—	—	—	—	10.65	6.50	[6]		23.32	[7]		0.48	[7]		0.28	[7]		—	[8]	12
Class R6
02-29-2016[5]	[5]	10.12	0.17			(0.55)	(0.38)	(0.18)	(0.04)	—	(0.22)	9.52	(3.87	) [6]		0.38	[7]		0.03	[7]		3.36	[7]		—	[8]	2
08-31-2015		10.66	0.20			(0.56)	(0.36)	(0.16)	(0.02)	—	(0.18)	10.12	(3.48)			7.75			0.18			1.91			—	[8]	13
08-31-2014[9]	[9]	10.00	0.02			0.64	0.66	—	—	—	—	10.66	6.60	[6]		24.80	[7]		0.23	[7]		0.53	[7]		—	[8]	12
CLASS 1
02-29-2016[5]	[5]	10.11	0.17			(0.56)	(0.39)	(0.17)	(0.04)	—	(0.21)	9.51	(3.93	) [6]		0.42	[7]		0.08	[7]		3.38	[7]		97		2
08-31-2015		10.65	0.14			(0.51)	(0.37)	(0.15)	(0.02)	—	(0.17)	10.11	(3.52)			0.69			0.23			1.32			62		13
08-31-2014[9]	[9]	10.00	0.01			0.64	0.65	—	—	—	—	10.65	6.50	[6]		6.96	[7]		0.28	[7]		0.25	[7]		8		12

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.07% - 0.65%, and 0.08% - 0.65% for the periods ended 2-29-16, 8-31-15, and 8-31-14, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	Period from 3-26-14 (commencement of operations) to 8-31-14.
10	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       34

Retirement Choices at 2050 Portfolio																Ratios and supplemental data
			Income (loss) from investment operations					Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)		) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-29-2016[5]	[5]	11.87	0.17			(0.64)	(0.47)	(0.16)	(0.18)	—	(0.34)	11.06	(4.15	) [8]		0.80	[9]		0.60	[9]		2.96	[9]		—	[6]	4
08-31-2015		12.64	0.15			(0.70)	(0.55)	(0.14)	(0.08)	—	(0.22)	11.87	(4.41)			3.77			0.83			1.20			—	[6]	5
08-31-2014		10.85	0.12			1.82	1.94	(0.12)	(0.03)	—	(0.15)	12.64	18.00			14.26			0.99			0.99			—	[6]	9
08-31-2013[7]	[7]	10.03	0.11			0.95	1.06	(0.07)	(0.17)	—	(0.24)	10.85	10.73	[8]		14.75	[9]		1.00	[9]		1.01	[9]		—	[6]	3	[10]
CLASS R2
02-29-2016[5]	[5]	11.87	0.18			(0.63)	(0.45)	(0.19)	(0.18)	—	(0.37)	11.05	(4.01	) [8]		0.58	[9]		0.38	[9]		3.07	[9]		—	[6]	4
08-31-2015		12.64	0.20			(0.72)	(0.52)	(0.17)	(0.08)	—	(0.25)	11.87	(4.18)			3.12			0.59			1.56			—	[6]	5
08-31-2014		10.85	0.15			1.82	1.97	(0.15)	(0.03)	—	(0.18)	12.64	18.27			14.02			0.74			1.24			—	[6]	9
08-31-2013[7]	[7]	10.03	0.13			0.96	1.09	(0.10)	(0.17)	—	(0.27)	10.85	11.00	[8]		14.50	[9]		0.75	[9]		1.26	[9]		—	[6]	3	[10]
CLASS R4
02-29-2016[5]	[5]	11.91	0.19			(0.64)	(0.45)	(0.21)	(0.18)	—	(0.39)	11.07	(4.00	) [8]		0.51	[9]		0.20	[9]		3.25	[9]		—	[6]	4
08-31-2015		12.68	0.22			(0.71)	(0.49)	(0.20)	(0.08)	—	(0.28)	11.91	(3.93)			4.22			0.39			1.73			—	[6]	5
08-31-2014		10.88	0.18			1.83	2.01	(0.18)	(0.03)	—	(0.21)	12.68	18.59			13.71			0.49			1.50			—	[6]	9
08-31-2013		10.06	0.16			0.95	1.11	(0.12)	(0.17)	—	(0.29)	10.88	11.24			19.82			0.50			1.49			—	[6]	3
08-31-2012[11]	[11]	10.00	0.01			0.05	0.06	—	—	—	—	10.06	0.60	[8]		21.46	[9]		0.48	[9]		0.23	[9]		—	[6]	132	[12]
Class R6
02-29-2016[5]	[5]	11.87	0.17			(0.61)	(0.44)	(0.23)	(0.18)	—	(0.41)	11.02	(3.92	) [8]		0.26	[9]		0.04	[9]		2.93	[9]		—	[6]	4
08-31-2015		12.64	0.23			(0.69)	(0.46)	(0.23)	(0.08)	—	(0.31)	11.87	(3.71)			3.41			0.19			1.83			—	[6]	5
08-31-2014		10.85	0.21			1.82	2.03	(0.21)	(0.03)	—	(0.24)	12.64	18.83			13.65			0.24			1.72			—	[6]	9
08-31-2013[7]	[7]	10.03	0.19			0.94	1.13	(0.14)	(0.17)	—	(0.31)	10.85	11.55	[8]		14.37	[9]		0.25	[9]		1.76	[9]		—	[6]	3	[10]
CLASS 1
02-29-2016[5]	[5]	11.87	0.19			(0.63)	(0.44)	(0.23)	(0.18)	—	(0.41)	11.02	(3.97	) [8]		0.29	[9]		0.09	[9]		3.35	[9]		437		4
08-31-2015		12.64	0.23			(0.69)	(0.46)	(0.23)	(0.08)	—	(0.31)	11.87	(3.75)			0.28			0.24			1.81			424		5
08-31-2014		10.85	0.19			1.83	2.02	(0.20)	(0.03)	—	(0.23)	12.64	18.77			0.29			0.29			1.57			380		9
08-31-2013		10.03	0.16			0.97	1.13	(0.14)	(0.17)	—	(0.31)	10.85	11.49			0.33			0.30			1.48			217		3
08-31-2012		9.14	0.11			0.91	1.02	(0.13)	—	—	(0.13)	10.03	11.30			0.38			0.23			1.14			87		132
08-31-2011[13]	[13]	10.00	—	[14]		(0.86)	(0.86)	—	—	—	—	9.14	(8.60	) [8]		4.34	[9]		0.16	[9]		(0.08	) [9]		11		—	[15]

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07%-0.65%, 0.07% - 0.65%, 0.08% - 0.65%, 0.10%-0.65%, 0.10%-0.63%, and 0.48%-0.56% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Less than $500,000.
7	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
8	Not annualized.
9	Annualized.
10	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Period from 4-29-11 (commencement of operations) to 8-31-11.
14	Less than $0.005 per share.
15	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       35

Financial highlights continued

Retirement Choices at 2045 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-29-2016[5]	[5]	13.33	0.20		(0.73)	(0.53)	(0.18)	(0.20)	—	(0.38)	12.42	(4.21	) [6]		0.87	[7]		0.67	[7]		3.04	[7]		—	[8]	4
08-31-2015		14.17	0.16		(0.78)	(0.62)	(0.15)	(0.07)	—	(0.22)	13.33	(4.45)			2.77			0.90			1.14			—		5
08-31-2014		12.16	0.13		2.05	2.18	(0.13)	(0.04)	—	(0.17)	14.17	18.05			14.27			0.99			0.99			—	[8]	9
08-31-2013[9]	[9]	11.25	0.12		1.08	1.20	(0.08)	(0.21)	—	(0.29)	12.16	10.82	[6]		14.74	[7]		1.00	[7]		1.00	[7]		—	[8]	3	[10]
CLASS R2
02-29-2016[5]	[5]	13.33	0.20		(0.71)	(0.51)	(0.21)	(0.20)	—	(0.41)	12.41	(4.02	) [6]		0.60	[7]		0.40	[7]		3.09	[7]		—	[8]	4
08-31-2015		14.17	0.23		(0.81)	(0.58)	(0.19)	(0.07)	—	(0.26)	13.33	(4.22)			2.98			0.61			1.66			—	[8]	5
08-31-2014		12.16	0.16		2.05	2.21	(0.16)	(0.04)	—	(0.20)	14.17	18.33			13.66			0.74			1.20			—	[8]	9
08-31-2013[9]	[9]	11.25	0.15		1.08	1.23	(0.11)	(0.21)	—	(0.32)	12.16	11.09	[6]		14.51	[7]		0.75	[7]		1.25	[7]		—	[8]	3	[10]
CLASS R4
02-29-2016[5]	[5]	13.37	0.21		(0.71)	(0.50)	(0.24)	(0.20)	—	(0.44)	12.43	(3.96	) [6]		0.50	[7]		0.20	[7]		3.26	[7]		—	[8]	4
08-31-2015		14.21	0.24		(0.79)	(0.55)	(0.22)	(0.07)	—	(0.29)	13.37	(3.97)			4.22			0.38			1.73			—	[8]	5
08-31-2014		12.20	0.20		2.05	2.25	(0.20)	(0.04)	—	(0.24)	14.21	18.54			13.73			0.49			1.51			—	[8]	9
08-31-2013		11.28	0.18		1.09	1.27	(0.14)	(0.21)	—	(0.35)	12.20	11.43			19.83	[11]		0.50			1.48			—	[8]	3
08-31-2012[12]	[12]	11.23	0.01		0.04	0.05	—	—	—	—	11.28	0.45	[6]		21.41	[7]		0.49	[7]		0.21	[7]		—	[8]	124	[13]
Class R6
02-29-2016[5]	[5]	13.33	0.22		(0.70)	(0.48)	(0.27)	(0.20)	—	(0.47)	12.38	(3.88	) [6]		0.25	[7]		0.03	[7]		3.42	[7]		—	[8]	4
08-31-2015		14.18	0.23		(0.76)	(0.53)	(0.25)	(0.07)	—	(0.32)	13.33	(3.82)			3.09			0.19			1.64			—	[8]	5
08-31-2014		12.16	0.23		2.06	2.29	(0.23)	(0.04)	—	(0.27)	14.18	18.97			13.83			0.24			1.74			—	[8]	9
08-31-2013[9]	[9]	11.25	0.21		1.07	1.28	(0.16)	(0.21)	—	(0.37)	12.16	11.64	[6]		14.35	[7]		0.25	[7]		1.74	[7]		—	[8]	3	[10]
CLASS 1
02-29-2016[5]	[5]	13.33	0.22		(0.71)	(0.49)	(0.26)	(0.20)	—	(0.46)	12.38	(3.93	) [6]		0.28	[7]		0.08	[7]		3.35	[7]		573		4
08-31-2015		14.17	0.26		(0.78)	(0.52)	(0.25)	(0.07)	—	(0.32)	13.33	(3.80)			0.28			0.24			1.83			554		5
08-31-2014		12.16	0.22		2.05	2.27	(0.22)	(0.04)	—	(0.26)	14.17	18.83			0.29			0.29			1.61			512		9
08-31-2013		11.25	0.18		1.10	1.28	(0.16)	(0.21)	—	(0.37)	12.16	11.59			0.31			0.30			1.51			332		3
08-31-2012		10.28	0.14		0.99	1.13	(0.16)	— [14]	—	(0.16)	11.25	11.16			0.26			0.23			1.30			169		124
08-31-2011		9.12	0.06		1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.45			0.55			0.16			0.54			44		5

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.07% - 0.65%, 0.08% - 0.65%, 0.10%-0.65%, 0.10%-0.63%, and 0.48%-0.56% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
12	The inception date for Class R4 shares is 5-1-12.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       36

Retirement Choices at 2040 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-29-2016[5]	[5]	13.29	0.18		(0.69)	(0.51)	(0.18)	(0.20)	—	(0.38)	12.40	(3.98	) [7]		0.78	[8]		0.58	[8]		2.82	[8]		—	[6]	4
08-31-2015		14.12	0.16		(0.76)	(0.60)	(0.15)	(0.08)	—	(0.23)	13.29	(4.34)			4.03			0.80			1.15			—	[6]	5
08-31-2014		12.13	0.13		2.03	2.16	(0.13)	(0.04)	—	(0.17)	14.12	17.90			14.33			0.99			0.99			—	[6]	9
08-31-2013[9]	[9]	11.25	0.11		1.08	1.19	(0.08)	(0.23)	—	(0.31)	12.13	10.75	[7]		14.76	[8]		1.00	[8]		0.97	[8]		—	[6]	3	[10]
CLASS R2
02-29-2016[5]	[5]	13.26	0.19		(0.69)	(0.50)	(0.19)	(0.20)	—	(0.39)	12.37	(3.94	) [7]		0.70	[8]		0.50	[8]		2.91	[8]		—	[6]	4
08-31-2015		14.12	0.36		(0.96)	(0.60)	(0.18)	(0.08)	—	(0.26)	13.26	(4.32)			2.06			0.69			2.57			—	[6]	5
08-31-2014		12.13	0.08		2.11	2.19	(0.16)	(0.04)	—	(0.20)	14.12	18.17			6.48			0.74			0.57			—	[6]	9
08-31-2013[9]	[9]	11.25	0.14		1.07	1.21	(0.10)	(0.23)	—	(0.33)	12.13	11.02	[7]		14.51	[8]		0.75	[8]		1.22	[8]		—	[6]	3	[10]
CLASS R4
02-29-2016[5]	[5]	13.33	0.21		(0.68)	(0.47)	(0.24)	(0.20)	—	(0.44)	12.42	(3.75	) [7]		0.50	[8]		0.20	[8]		3.20	[8]		—	[6]	4
08-31-2015		14.17	0.24		(0.79)	(0.55)	(0.21)	(0.08)	—	(0.29)	13.33	(3.93)			4.24			0.39			1.72			—	[6]	5
08-31-2014		12.18	0.20		2.02	2.22	(0.19)	(0.04)	—	(0.23)	14.17	18.37			13.76			0.49			1.50			—	[6]	9
08-31-2013		11.29	0.17		1.08	1.25	(0.13)	(0.23)	—	(0.36)	12.18	11.34			19.65			0.50			1.45			—	[6]	3
08-31-2012[11]	[11]	11.23	0.01		0.05	0.06	—	—	—	—	11.29	0.53	[7]		21.37	[8]		0.49	[8]		0.20	[8]		—	[6]	124	[12]
Class R6
02-29-2016[5]	[5]	13.27	0.21		(0.67)	(0.46)	(0.26)	(0.20)	—	(0.46)	12.35	(3.67	) [7]		0.25	[8]		0.03	[8]		3.26	[8]		1		4
08-31-2015		14.12	0.16		(0.68)	(0.52)	(0.25)	(0.08)	—	(0.33)	13.27	(3.78)			1.07			0.19			1.19			1		5
08-31-2014		12.13	0.23		2.02	2.25	(0.22)	(0.04)	—	(0.26)	14.12	18.72			7.57			0.24			1.73			—	[6]	9
08-31-2013[9]	[9]	11.25	0.19		1.08	1.27	(0.16)	(0.23)	—	(0.39)	12.13	11.56	[7]		13.36	[8]		0.25	[8]		1.64	[8]		—	[6]	3	[10]
CLASS 1
02-29-2016[5]	[5]	13.28	0.21		(0.68)	(0.47)	(0.25)	(0.20)	—	(0.45)	12.36	(3.72	) [7]		0.28	[8]		0.08	[8]		3.29	[8]		759		4
08-31-2015		14.13	0.25		(0.78)	(0.53)	(0.24)	(0.08)	—	(0.32)	13.28	(3.83)			0.28			0.24			1.82			743		5
08-31-2014		12.14	0.21		2.04	2.25	(0.22)	(0.04)	—	(0.26)	14.13	18.65			0.29			0.29			1.61			686		9
08-31-2013		11.25	0.18		1.10	1.28	(0.16)	(0.23)	—	(0.39)	12.14	11.60			0.30			0.30			1.49			454		3
08-31-2012		10.28	0.14		0.98	1.12	(0.15)	— [13]	—	(0.15)	11.25	11.09			0.25			0.23			1.28			227		124
08-31-2011		9.12	0.06		1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.49			0.54			0.16			0.55			50		12

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.07% - 0.65%, 0.08% - 0.65%, 0.10% - 0.65%, 0.10% - 0.63%, and 0.48% - 0.56% for the periods ended 8-31-15, 8-31-14, 8-31-13, 8-31-12, and 8-31-11, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Less than $500,000.
7	Not annualized.
8	Annualized.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       37

Financial highlights continued

Retirement Choices at 2035 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-29-2016[5]	[5]	13.18	0.17		(0.64)	(0.47)	(0.17)	(0.19)	—	(0.36)	12.35	(3.68	) [8]		0.90	[9]		0.70	[9]		2.62	[9]		1		4
08-31-2015		13.98	0.08		(0.64)	(0.56)	(0.15)	(0.09)	—	(0.24)	13.18	(4.09)			2.39			0.87			0.56			1		6
08-31-2014		12.09	0.13		1.93	2.06	(0.13)	(0.04)	—	(0.17)	13.98	17.09			14.45			0.99			0.99			—	[6]	9
08-31-2013[7]	[7]	11.26	0.11		1.02	1.13	(0.08)	(0.22)	—	(0.30)	12.09	10.18	[8]		14.79	[9]		1.02	[9]		0.97	[9]		—	[6]	5	[10]
CLASS R2
02-29-2016[5]	[5]	13.17	0.18		(0.62)	(0.44)	(0.21)	(0.19)	—	(0.40)	12.33	(3.54	) [8]		0.67	[9]		0.47	[9]		2.85	[9]		—	[6]	4
08-31-2015		13.98	0.24		(0.77)	(0.53)	(0.19)	(0.09)	—	(0.28)	13.17	(3.93)			2.16			0.67			1.71			—	[6]	6
08-31-2014		12.09	0.16		1.93	2.09	(0.16)	(0.04)	—	(0.20)	13.98	17.36			13.50			0.74			1.21			—	[6]	9
08-31-2013[7]	[7]	11.26	0.14		1.02	1.16	(0.11)	(0.22)	—	(0.33)	12.09	10.45	[8]		14.55	[9]		0.77	[9]		1.22	[9]		—	[6]	5	[10]
CLASS R4
02-29-2016[5]	[5]	13.22	0.20		(0.63)	(0.43)	(0.24)	(0.19)	—	(0.43)	12.36	(3.43	) [8]		0.51	[9]		0.21	[9]		3.14	[9]		—	[6]	4
08-31-2015		14.03	0.24		(0.74)	(0.50)	(0.22)	(0.09)	—	(0.31)	13.22	(3.68)			4.29			0.40			1.72			—	[6]	6
08-31-2014		12.13	0.20		1.93	2.13	(0.19)	(0.04)	—	(0.23)	14.03	17.66			13.87			0.49			1.50			—	[6]	9
08-31-2013		11.29	0.17		1.02	1.19	(0.13)	(0.22)	—	(0.35)	12.13	10.78			19.89			0.52			1.45			—	[6]	5
08-31-2012[11]	[11]	11.23	0.01		0.05	0.06	—	—	—	—	11.29	0.53	[8]		21.34	[9]		0.49	[9]		0.25	[9]		—	[6]	128	[12]
Class R6
02-29-2016[5]	[5]	13.18	0.21		(0.63)	(0.42)	(0.26)	(0.19)	—	(0.45)	12.31	(3.34	) [8]		0.26	[9]		0.05	[9]		3.21	[9]		—	[6]	4
08-31-2015		13.99	0.24		(0.71)	(0.47)	(0.25)	(0.09)	—	(0.34)	13.18	(3.46)			1.29			0.21			1.76			—	[6]	6
08-31-2014		12.09	0.23		1.93	2.16	(0.22)	(0.04)	—	(0.26)	13.99	18.00			7.52			0.24			1.73			—	[6]	9
08-31-2013[7]	[7]	11.26	0.19		1.02	1.21	(0.16)	(0.22)	—	(0.38)	12.09	10.99	[8]		13.42	[9]		0.27	[9]		1.65	[9]		—	[6]	5	[10]
CLASS 1
02-29-2016[5]	[5]	13.17	0.21		(0.63)	(0.42)	(0.26)	(0.19)	—	(0.45)	12.30	(3.39	) [8]		0.30	[9]		0.10	[9]		3.22	[9]		1,040		4
08-31-2015		13.98	0.25		(0.72)	(0.47)	(0.25)	(0.09)	—	(0.34)	13.17	(3.50)			0.29			0.26			1.82			1,024		6
08-31-2014		12.09	0.22		1.92	2.14	(0.21)	(0.04)	—	(0.25)	13.98	17.86			0.29			0.29			1.63			955		9
08-31-2013		11.26	0.18		1.03	1.21	(0.16)	(0.22)	—	(0.38)	12.09	10.94			0.32			0.32			1.51			649		5
08-31-2012		10.30	0.14		0.98	1.12	(0.16)	— [13]	—	(0.16)	11.26	10.98			0.24			0.23			1.28			345		128
08-31-2011		9.15	0.07		1.24	1.31	(0.14)	(0.02)	—	(0.16)	10.30	14.25			0.40			0.16			0.72			75		13

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.07% - 65%, 08%-0.65%, 0.10% - 0.65%, 0.10% - 0.63% and 0.48% - 0.56% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Less than $500,000.
7	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
8	Not annualized.
9	Annualized.
10	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       38

Retirement Choices at 2030 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-29-2016[5]	[5]	12.92	0.15		(0.50)	(0.35)	(0.17)	(0.20)	—	(0.37)	12.20	(2.88	) [8]		0.91	[9]		0.71	[9]		2.39	[9]		—	[6]	4
08-31-2015		13.64	0.17		(0.67)	(0.50)	(0.14)	(0.08)	—	(0.22)	12.92	(3.70)			3.12			0.93			1.23			—	[6]	7
08-31-2014		11.94	0.13		1.73	1.86	(0.13)	(0.03)	—	(0.16)	13.64	15.65			14.74			1.02			1.01			—	[6]	9
08-31-2013[7]	[7]	11.26	0.12		0.85	0.97	(0.08)	(0.21)	—	(0.29)	11.94	8.75	[8]		14.92	[9]		1.04	[9]		1.01	[9]		—	[6]	6	[10]
CLASS R2
02-29-2016[5]	[5]	12.92	0.17		(0.52)	(0.35)	(0.19)	(0.20)	—	(0.39)	12.18	(2.83	) [8]		0.71	[9]		0.51	[9]		2.68	[9]		—	[6]	4
08-31-2015		13.65	0.29		(0.76)	(0.47)	(0.18)	(0.08)	—	(0.26)	12.92	(3.53)			2.20			0.75			2.10			—	[6]	7
08-31-2014		11.94	0.10		1.80	1.90	(0.16)	(0.03)	—	(0.19)	13.65	16.01			7.63			0.77			0.76			—	[6]	9
08-31-2013[7]	[7]	11.26	0.15		0.85	1.00	(0.11)	(0.21)	—	(0.32)	11.94	9.02	[8]		14.67	[9]		0.79	[9]		1.26	[9]		—	[6]	6	[10]
CLASS R4
02-29-2016[5]	[5]	12.97	0.19		(0.51)	(0.32)	(0.23)	(0.20)	—	(0.43)	12.22	(2.64	) [8]		0.54	[9]		0.25	[9]		2.95	[9]		—	[6]	4
08-31-2015		13.69	0.23		(0.66)	(0.43)	(0.21)	(0.08)	—	(0.29)	12.97	(3.21)			4.40			0.43			1.71			—	[6]	7
08-31-2014		11.98	0.20		1.73	1.93	(0.19)	(0.03)	—	(0.22)	13.69	16.23			14.14			0.52			1.51			—	[6]	9
08-31-2013		11.29	0.18		0.85	1.03	(0.13)	(0.21)	—	(0.34)	11.98	9.35			19.82			0.54			1.49			—	[6]	6
08-31-2012[11]	[11]	11.21	0.01		0.07	0.08	—	—	—	—	11.29	0.71	[8]		21.28	[9]		0.52	[9]		0.33	[9]		—	[6]	122	[12]
Class R6
02-29-2016[5]	[5]	12.92	0.18		(0.49)	(0.31)	(0.25)	(0.20)	—	(0.45)	12.16	(2.55	) [8]		0.30	[9]		0.08	[9]		2.88	[9]		—	[6]	4
08-31-2015		13.64	0.19		(0.59)	(0.40)	(0.24)	(0.08)	—	(0.32)	12.92	(2.99)			1.21			0.24			1.42			—	[6]	7
08-31-2014		11.94	0.23		1.72	1.95	(0.22)	(0.03)	—	(0.25)	13.64	16.48			5.76			0.27			1.82			—	[6]	9
08-31-2013[7]	[7]	11.26	0.18		0.87	1.05	(0.16)	(0.21)	—	(0.37)	11.94	9.55	[8]		11.95	[9]		0.29	[9]		1.59	[9]		—	[6]	6	[10]
CLASS 1
02-29-2016[5]	[5]	12.93	0.19		(0.52)	(0.33)	(0.24)	(0.20)	—	(0.44)	12.16	(2.68	) [8]		0.33	[9]		0.13	[9]		3.03	[9]		1,277		4
08-31-2015		13.65	0.25		(0.65)	(0.40)	(0.24)	(0.08)	—	(0.32)	12.93	(3.03)			0.32			0.29			1.82			1,245		7
08-31-2014		11.94	0.21		1.74	1.95	(0.21)	(0.03)	—	(0.24)	13.65	16.51			0.32			0.32			1.65			1,196		9
08-31-2013		11.26	0.18		0.87	1.05	(0.16)	(0.21)	—	(0.37)	11.94	9.50			0.34			0.34			1.55			820		6
08-31-2012		10.34	0.14		0.94	1.08	(0.16)	— [13]	—	(0.16)	11.26	10.54			0.24			0.24			1.34			433		122
08-31-2011		9.25	0.09		1.17	1.26	(0.15)	(0.02)	—	(0.17)	10.34	13.56			0.35			0.16			0.88			91		10

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.07% - 0.65%, 0.08% - 0.65%, 0.10%-0.65%, 0.10%-0.63%, and 0.48%-0.56% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Less than $500,000.
7	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
8	Not annualized.
9	Annualized.
10	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       39

Financial highlights continued

Retirement Choices at 2025 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-29-2016[5]	[5]	12.52	0.14		(0.34)	(0.20)	(0.16)	(0.19)	—	(0.35)	11.97	(1.69	) [8]		0.98	[9]		0.78	[9]		2.21	[9]		—	[6]	5
08-31-2015		13.09	0.18		(0.55)	(0.37)	(0.13)	(0.07)	—	(0.20)	12.52	(2.88)			3.61			0.99			1.38			—	[6]	9
08-31-2014		11.71	0.13		1.40	1.53	(0.12)	(0.03)	—	(0.15)	13.09	13.13			15.21			1.08			1.03			—	[6]	13
08-31-2013[7]	[7]	11.29	0.12		0.59	0.71	(0.07)	(0.22)	—	(0.29)	11.71	6.40	[8]		15.15	[9]		1.09	[9]		1.04	[9]		—	[6]	9	[10]
CLASS R2
02-29-2016[5]	[5]	12.53	0.16		(0.32)	(0.16)	(0.21)	(0.19)	—	(0.40)	11.97	(1.42	) [8]		0.62	[9]		0.42	[9]		2.56	[9]		—	[6]	5
08-31-2015		13.09	0.19		(0.52)	(0.33)	(0.16)	(0.07)	—	(0.23)	12.53	(2.56)			4.41			0.65			1.49			—	[6]	9
08-31-2014		11.71	0.16		1.40	1.56	(0.15)	(0.03)	—	(0.18)	13.09	13.40			15.08			0.83			1.28			—	[6]	13
08-31-2013[7]	[7]	11.29	0.15		0.59	0.74	(0.10)	(0.22)	—	(0.32)	11.71	6.67	[8]		14.91	[9]		0.84	[9]		1.30	[9]		—	[6]	9	[10]
CLASS R4
02-29-2016[5]	[5]	12.55	0.16		(0.32)	(0.16)	(0.22)	(0.19)	—	(0.41)	11.98	(1.38	) [8]		0.61	[9]		0.32	[9]		2.67	[9]		—	[6]	5
08-31-2015		13.12	0.22		(0.53)	(0.31)	(0.19)	(0.07)	—	(0.26)	12.55	(2.39)			4.62			0.50			1.71			—	[6]	9
08-31-2014		11.74	0.19		1.40	1.59	(0.18)	(0.03)	—	(0.21)	13.12	13.63			14.64			0.58			1.53			—	[6]	13
08-31-2013		11.31	0.18		0.60	0.78	(0.13)	(0.22)	—	(0.35)	11.74	7.01			20.24			0.59			1.53			—	[6]	9
08-31-2012[11]	[11]	11.18	0.02		0.11	0.13	—	—	—	—	11.31	1.16	[8]		21.16	[9]		0.55	[9]		0.49	[9]		—	[6]	123	[12]
Class R6
02-29-2016[5]	[5]	12.52	0.15		(0.31)	(0.16)	(0.24)	(0.19)	—	(0.43)	11.93	(1.38	) [8]		0.36	[9]		0.15	[9]		2.46	[9]		—	[6]	5
08-31-2015		13.09	0.22		(0.49)	(0.27)	(0.23)	(0.07)	—	(0.30)	12.52	(2.16)			1.14			0.30			1.70			1		9
08-31-2014		11.71	0.22		1.40	1.62	(0.21)	(0.03)	—	(0.24)	13.09	13.94			3.15			0.33			1.77			1		13
08-31-2013[7]	[7]	11.29	0.19		0.61	0.80	(0.16)	(0.22)	—	(0.38)	11.71	7.19	[8]		10.94	[9]		0.34	[9]		1.62	[9]		1		9	[10]
CLASS 1
02-29-2016[5]	[5]	12.52	0.17		(0.33)	(0.16)	(0.24)	(0.19)	—	(0.43)	11.93	(1.43	) [8]		0.40	[9]		0.20	[9]		2.77	[9]		1,392		5
08-31-2015		13.09	0.24		(0.52)	(0.28)	(0.22)	(0.07)	—	(0.29)	12.52	(2.20)			0.39			0.35			1.82			1,352		9
08-31-2014		11.71	0.21		1.40	1.61	(0.20)	(0.03)	—	(0.23)	13.09	13.89			0.38			0.38			1.68			1,294		13
08-31-2013		11.29	0.19		0.60	0.79	(0.15)	(0.22)	—	(0.37)	11.71	7.14			0.39			0.39			1.60			937		9
08-31-2012		10.42	0.16		0.86	1.02	(0.15)	— [13]	—	(0.15)	11.29	9.96			0.26			0.26			1.47			519		123
08-31-2011		9.40	0.12		1.06	1.18	(0.14)	(0.02)	—	(0.16)	10.42	12.57			0.30			0.16			1.20			123		14

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.07% - 65%, 0.08%-0.65%, 0.10% - 0.65%, 0.10% - 0.63%, and 0.48% - 0.56% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12, and 8-31-11, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Less than $500,000.
7	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
8	Not annualized.
9	Annualized.
10	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       40

Retirement Choices at 2020 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-29-2016[5]	[5]	11.92	0.12		(0.16)	(0.04)	(0.16)	(0.20)	—	(0.36)	11.52	(0.38	) [6]		0.97	[7]		0.75	[7]		1.97	[7]		—	[8]	7
08-31-2015		12.36	0.15		(0.38)	(0.23)	(0.12)	(0.09)	—	(0.21)	11.92	(1.88)			4.84			0.99			1.25			—	[8]	13
08-31-2014		11.40	0.12		0.99	1.11	(0.11)	(0.04)	—	(0.15)	12.36	9.78			15.97			1.15			1.02			—	[8]	16
08-31-2013[9]	[9]	11.30	0.12		0.24	0.36	(0.07)	(0.19)	—	(0.26)	11.40	3.18	[6]		15.47	[7]		1.16	[7]		1.02	[7]		—	[8]	11	[10]
CLASS R2
02-29-2016[5]	[5]	11.91	0.12		(0.15)	(0.03)	(0.17)	(0.20)	—	(0.37)	11.51	(0.32	) [6]		0.89	[7]		0.67	[7]		2.03	[7]		1		7
08-31-2015		12.37	0.15		(0.37)	(0.22)	(0.15)	(0.09)	—	(0.24)	11.91	(1.80)			1.91			0.88			1.27			1		13
08-31-2014		11.40	0.13		1.02	1.15	(0.14)	(0.04)	—	(0.18)	12.37	10.13			10.59			0.90			1.07			—	[8]	16
08-31-2013[9]	[9]	11.30	0.15		0.24	0.39	(0.10)	(0.19)	—	(0.29)	11.40	3.44	[6]		15.22	[7]		0.91	[7]		1.27	[7]		—	[8]	11	[10]
CLASS R4
02-29-2016[5]	[5]	11.93	0.14		(0.16)	(0.02)	(0.21)	(0.20)	—	(0.41)	11.50	(0.25	) [6]		0.69	[7]		0.37	[7]		2.35	[7]		—	[8]	7
08-31-2015		12.38	0.20		(0.38)	(0.18)	(0.18)	(0.09)	—	(0.27)	11.93	(1.47)			4.93			0.57			1.65			—	[8]	13
08-31-2014		11.41	0.18		1.00	1.18	(0.17)	(0.04)	—	(0.21)	12.38	10.39			15.33			0.65			1.52			—	[8]	16
08-31-2013		11.31	0.17		0.24	0.41	(0.12)	(0.19)	—	(0.31)	11.41	3.69			20.55			0.66			1.50			—	[8]	11
08-31-2012[11]	[11]	11.13	0.03		0.15	0.18	—	—	—	—	11.31	1.62	[6]		21.05	[7]		0.60	[7]		0.76	[7]		—	[8]	127	[12]
Class R6
02-29-2016[5]	[5]	11.91	0.14		(0.14)	—	(0.23)	(0.20)	—	(0.43)	11.48	(0.06	) [6]		0.44	[7]		0.21	[7]		2.32	[7]		—	[8]	7
08-31-2015		12.36	0.22		(0.37)	(0.15)	(0.21)	(0.09)	—	(0.30)	11.91	(1.23)			1.35			0.38			1.77			—	[8]	13
08-31-2014		11.40	0.21		0.99	1.20	(0.20)	(0.04)	—	(0.24)	12.36	10.59			4.41			0.40			1.75			—	[8]	16
08-31-2013[9]	[9]	11.30	0.19		0.25	0.44	(0.15)	(0.19)	—	(0.34)	11.40	3.95	[6]		12.08	[7]		0.41	[7]		1.71	[7]		—	[8]	11	[10]
CLASS 1
02-29-2016[5]	[5]	11.90	0.14		(0.15)	(0.01)	(0.22)	(0.20)	—	(0.42)	11.47	(0.11	) [6]		0.48	[7]		0.26	[7]		2.44	[7]		951		7
08-31-2015		12.36	0.22		(0.38)	(0.16)	(0.21)	(0.09)	—	(0.30)	11.90	(1.36)			0.46			0.43			1.78			939		13
08-31-2014		11.39	0.20		1.00	1.20	(0.19)	(0.04)	—	(0.23)	12.36	10.63			0.45			0.45			1.69			947		16
08-31-2013		11.30	0.18		0.25	0.43	(0.15)	(0.19)	—	(0.34)	11.39	3.81			0.46			0.46			1.61			757		11
08-31-2012		10.54	0.17		0.74	0.91	(0.15)	— [13]	—	(0.15)	11.30	8.75			0.29			0.29			1.62			448		127
08-31-2011		9.70	0.17		0.81	0.98	(0.11)	(0.03)	—	(0.14)	10.54	10.13			0.32			0.16			1.60			105		12

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07%-0.65%, 0.07% - 65%, 0.08%-0.65%, 0.10%-0.63% and 0.48%-0.56% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       41

Financial highlights continued

Retirement Choices at 2015 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-29-2016[5]	[5]	11.23	0.08		(0.05)	0.03	(0.14)	(0.16)	—	(0.30)	10.96	0.24	[6]		1.07	[7]		0.80	[7]		1.48	[7]		—	[8]	8
08-31-2015		11.50	0.12		(0.19)	(0.07)	(0.11)	(0.09)	—	(0.20)	11.23	(0.63)			5.44			1.06			1.05			—	[8]	32
08-31-2014		10.98	0.10		0.55	0.65	(0.09)	(0.04)	—	(0.13)	11.50	5.95			16.81			1.25			0.91			—	[8]	22
08-31-2013[9]	[9]	11.26	0.11		(0.14)	(0.03)	(0.07)	(0.18)	—	(0.25)	10.98	(0.30	) [6]		15.88	[7]		1.25	[7]		0.93	[7]		—	[8]	27	[10]
CLASS R2
02-29-2016[5]	[5]	11.23	0.09		(0.05)	0.04	(0.16)	(0.16)	—	(0.32)	10.95	0.37	[6]		0.85	[7]		0.58	[7]		1.70	[7]		—	[8]	8
08-31-2015		11.50	0.14		(0.18)	(0.04)	(0.14)	(0.09)	—	(0.23)	11.23	(0.38)			4.59			0.82			1.24			—	[8]	32
08-31-2014		10.98	0.13		0.55	0.68	(0.12)	(0.04)	—	(0.16)	11.50	6.22			16.81			1.00			1.16			—	[8]	22
08-31-2013[9]	[9]	11.26	0.13		(0.13)	—	(0.10)	(0.18)	—	(0.28)	10.98	(0.05	) [6]		15.64	[7]		1.00	[7]		1.18	[7]		—	[8]	27	[10]
CLASS R4
02-29-2016[5]	[5]	11.22	0.10		(0.05)	0.05	(0.18)	(0.16)	—	(0.34)	10.93	0.42	[6]		0.81	[7]		0.44	[7]		1.84	[7]		—	[8]	8
08-31-2015		11.50	0.17		(0.19)	(0.02)	(0.17)	(0.09)	—	(0.26)	11.22	(0.22)			5.29			0.65			1.46			—	[8]	32
08-31-2014		10.98	0.16		0.55	0.71	(0.15)	(0.04)	—	(0.19)	11.50	6.48			16.19			0.75			1.42			—	[8]	22
08-31-2013		11.26	0.16		(0.14)	0.02	(0.12)	(0.18)	—	(0.30)	10.98	0.20			21.18			0.75			1.42			—	[8]	27
08-31-2012[11]	[11]	11.03	0.04		0.19	0.23	—	—	—	—	11.26	2.09	[6]		20.89	[7]		0.66	[7]		1.04	[7]		—	[8]	133	[12]
Class R6
02-29-2016[5]	[5]	11.22	0.11		(0.05)	0.06	(0.20)	(0.16)	—	(0.36)	10.92	0.52	[6]		0.55	[7]		0.27	[7]		2.02	[7]		—	[8]	8
08-31-2015		11.51	0.19		(0.19)	—	(0.20)	(0.09)	—	(0.29)	11.22	(0.05)			2.82			0.46			1.65			—	[8]	32
08-31-2014		10.98	0.19		0.56	0.75	(0.18)	(0.04)	—	(0.22)	11.51	6.84			8.15			0.50			1.66			—	[8]	22
08-31-2013[9]	[9]	11.26	0.18		(0.13)	0.05	(0.15)	(0.18)	—	(0.33)	10.98	0.45	[6]		12.19	[7]		0.50	[7]		1.64	[7]		—	[8]	27	[10]
CLASS 1
02-29-2016[5]	[5]	11.22	0.11		(0.06)	0.05	(0.19)	(0.16)	—	(0.35)	10.92	0.47	[6]		0.60	[7]		0.32	[7]		1.94	[7]		392		8
08-31-2015		11.51	0.18		(0.19)	(0.01)	(0.19)	(0.09)	—	(0.28)	11.22	(0.10)			0.55			0.51			1.60			404		32
08-31-2014		10.98	0.18		0.56	0.74	(0.17)	(0.04)	—	(0.21)	11.51	6.79			0.55			0.55			1.61			440		22
08-31-2013		11.26	0.18		(0.13)	0.05	(0.15)	(0.18)	—	(0.33)	10.98	0.40			0.55			0.55			1.57			404		27
08-31-2012		10.68	0.19		0.54	0.73	(0.15)	— [13]	—	(0.15)	11.26	6.92			0.32			0.31			1.79			293		133
08-31-2011		10.03	0.23		0.55	0.78	(0.09)	(0.04)	—	(0.13)	10.68	7.85			0.41			0.16			2.21			70		26

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 65%, 0.07% - 0.65%, 0.08%-0.65%, 0.10% - 0.65%, 0.10% - 0.63%, and 0.48% - 0.56% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12, and 8-31-11, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       42

Retirement Choices at 2010 Portfolio															Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended		Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	) [1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		) [3]	Expenses before reductions (%)		) [4]	Expenses including reductions (%)		) [4]	Net investment income (loss) (%)		) [2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-29-2016[5]	[5]	11.04	0.08		(0.06)	0.02	(0.12)	(0.03)	—	(0.15)	10.91	0.26	[6]		1.13	[7]		0.81	[7]		1.45	[7]		—	[8]	15
08-31-2015		11.24	0.10		(0.19)	(0.09)	(0.08)	(0.03)	—	(0.11)	11.04	(0.79)			4.86			1.10			0.85			—	[8]	30
08-31-2014		10.85	0.07		0.40	0.47	(0.07)	(0.01)	—	(0.08)	11.24	4.35			17.28			1.27			0.66			—	[8]	26
08-31-2013[9]	[9]	11.21	0.08		(0.19)	(0.11)	(0.06)	(0.19)	—	(0.25)	10.85	(1.03	) [6]		16.02	[7]		1.28	[7]		0.73	[7]		—	[8]	46	[10]
CLASS R2
02-29-2016[5]	[5]	11.02	0.09		(0.05)	0.04	(0.14)	(0.03)	—	(0.17)	10.89	0.42	[6]		0.97	[7]		0.66	[7]		1.61	[7]		—	[8]	15
08-31-2015		11.24	0.12		(0.20)	(0.08)	(0.11)	(0.03)	—	(0.14)	11.02	(0.73)			2.94			0.94			1.03			—	[8]	30
08-31-2014		10.85	0.09		0.41	0.50	(0.10)	(0.01)	—	(0.11)	11.24	4.62			11.28			1.02			0.83			—	[8]	26
08-31-2013[9]	[9]	11.21	0.11		(0.19)	(0.08)	(0.09)	(0.19)	—	(0.28)	10.85	(0.78	) [6]		15.78	[7]		1.03	[7]		0.98	[7]		—	[8]	46	[10]
CLASS R4
02-29-2016[5]	[5]	11.02	0.10		(0.05)	0.05	(0.17)	(0.03)	—	(0.20)	10.87	0.48	[6]		0.83	[7]		0.42	[7]		1.85	[7]		—	[8]	15
08-31-2015		11.23	0.15		(0.19)	(0.04)	(0.14)	(0.03)	—	(0.17)	11.02	(0.39)			5.37			0.66			1.31			—	[8]	30
08-31-2014		10.84	0.13		0.40	0.53	(0.13)	(0.01)	—	(0.14)	11.23	4.88			16.41			0.77			1.16			—	[8]	26
08-31-2013		11.20	0.13		(0.18)	(0.05)	(0.12)	(0.19)	—	(0.31)	10.84	(0.53)			21.14			0.78			1.21			—	[8]	46
08-31-2012[11]	[11]	10.96	0.04		0.20	0.24	—	—	—	—	11.20	2.19	[6]		20.84	[7]		0.69	[7]		1.06	[7]		—	[8]	148	[12]
Class R6
02-29-2016[5]	[5]	11.03	0.11		(0.06)	0.05	(0.19)	(0.03)	—	(0.22)	10.86	0.47	[6]		0.58	[7]		0.25	[7]		2.05	[7]		—	[8]	15
08-31-2015		11.23	0.16		(0.16)	—	(0.17)	(0.03)	—	(0.20)	11.03	(0.05)			2.37			0.47			1.41			—	[8]	30
08-31-2014		10.85	0.16		0.38	0.54	(0.15)	(0.01)	—	(0.16)	11.23	5.05			10.91			0.52			1.41			—	[8]	26
08-31-2013[9]	[9]	11.21	0.16		(0.18)	(0.02)	(0.15)	(0.19)	—	(0.34)	10.85	(0.28	) [6]		14.94	[7]		0.53	[7]		1.48	[7]		—	[8]	46	[10]
CLASS 1
02-29-2016[5]	[5]	11.02	0.11		(0.06)	0.05	(0.18)	(0.03)	—	(0.21)	10.86	0.51	[6]		0.62	[7]		0.30	[7]		1.97	[7]		243		15
08-31-2015		11.23	0.16		(0.18)	(0.02)	(0.16)	(0.03)	—	(0.19)	11.02	(0.19)			0.57			0.52			1.44			250		30
08-31-2014		10.85	0.15		0.39	0.54	(0.15)	(0.01)	—	(0.16)	11.23	5.00			0.57			0.57			1.35			269		26
08-31-2013		11.21	0.15		(0.18)	(0.03)	(0.14)	(0.19)	—	(0.33)	10.85	(0.33)			0.58			0.58			1.36			236		46
08-31-2012		10.75	0.20		0.43	0.63	(0.17)	— [13]	—	(0.17)	11.21	5.96			0.35			0.33			1.83			197		148
08-31-2011		10.37	0.29		0.24	0.53	(0.10)	(0.05)	—	(0.15)	10.75	5.19			0.44			0.16			2.82			52		109

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.07% - 0.65%, 0.08%-0.65%, 0.10% - 0.65%, 0.10% - 0.63% and 0.48% - 0.56% for the periods ended 2-29-16, 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Six months ended 2-29-16. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which (collectively Retirement Choices Portfolios or the portfolios, and each individually, the portfolio), are presented in this report. The Retirement Choices Portfolios are series of the Trust and operate as "funds of funds" that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R1, Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commision and applicable regulations. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are typically valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 29, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund or portfolio on a pro rata basis and is reflected in Other expenses on the Statements of operations. For the six months ended February 29, 2016, the portfolios had no borrowings under the line of credit.

Commitment fees for the six months ended February 29, 2016 were as follows:

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Portfolio	Commitment fee	Portfolio	Commitment fee
Retirement Choices at 2055 Portfolio	$569	Retirement Choices at 2030 Portfolio	$1,189
Retirement Choices at 2050 Portfolio	759	Retirement Choices at 2025 Portfolio	1,244
Retirement Choices at 2045 Portfolio	827	Retirement Choices at 2020 Portfolio	1,030
Retirement Choices at 2040 Portfolio	927	Retirement Choices at 2015 Portfolio	753
Retirement Choices at 2035 Portfolio	1,074	Retirement Choices at 2010 Portfolio	671

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such portfolio. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned at February 29, 2016, including short term-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Choices at 2055 Portfolio	$108,449,031	$62,769	($10,854,606)	($10,791,837)
Retirement Choices at 2050 Portfolio	452,641,343	3,493,271	(18,326,148)	(14,832,877)
Retirement Choices at 2045 Portfolio	579,727,930	7,017,709	(13,132,158)	(6,114,449)
Retirement Choices at 2040 Portfolio	765,402,051	12,168,862	(17,108,129)	(4,939,267)
Retirement Choices at 2035 Portfolio	1,038,994,806	22,500,562	(20,962,480)	1,538,082
Retirement Choices at 2030 Portfolio	1,267,986,563	34,714,664	(24,670,267)	10,044,397
Retirement Choices at 2025 Portfolio	1,371,090,296	45,398,361	(23,811,061)	21,587,300
Retirement Choices at 2020 Portfolio	940,518,086	26,105,617	(14,473,558)	11,632,059
Retirement Choices at 2015 Portfolio	393,945,215	3,386,308	(4,829,868)	(1,443,560)
Retirement Choices at 2010 Portfolio	244,849,864	1,811,834	(2,019,328)	(207,494)

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. Each portfolio pays the Advisor a management fee for its services to the portfolio. The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

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The fee on assets invested in a fund of the Trust or JHF III is stated as an annual percentage of the current value of the net assets of the portfolio (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule.

Advisory fee on assets invested in a fund of the Trust and JHF III

Aggregate net assets of the portfolio
First $7.5 billion	0.060%
Excess over $7.5 billion	0.050%

The fee on Other assets is stated as an annual percentage of the current value of the net assets of the portfolio (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Advisory fee on Other assets

Aggregate net assets of the portfolio
First $7.5 billion	0.510%
Excess over $7.5 billion	0.500%

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of each portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of each portfolio. "Other expenses" means all of the expenses of each portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, underlying fund expenses (acquired fund fees), and short dividend expense and all other class level expenses. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, Class R4, and Class R6 shares of the portfolios, including Rule 12b-1 fees, transfer agent and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, 0.25%, and 0.00%, of the portfolios' average annual net assets (on an annualized basis), respectively. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual portfolio operating expenses of the portfolios' average net assets, by the amounts indicated below.

Portfolio		Portfolio
Retirement Choices at 2055 Portfolio	0.20%	Retirement Choices at 2030 Portfolio	0.20%
Retirement Choices at 2050 Portfolio	0.20%	Retirement Choices at 2025 Portfolio	0.20%
Retirement Choices at 2045 Portfolio	0.20%	Retirement Choices at 2020 Portfolio	0.22%
Retirement Choices at 2040 Portfolio	0.20%	Retirement Choices at 2015 Portfolio	0.24%
Retirement Choices at 2035 Portfolio	0.20%	Retirement Choices at 2010 Portfolio	0.26%

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investments in underlying funds.

The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to each portfolio and the underlying investments in a portfolio does not exceed 0.51% of the portfolio's first $7.5 billion of average annual net assets and 0.50% of the portfolio's average annual net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the portfolios.

For the six months ended February 29, 2016, the expense reductions to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

	Expense reimbursement by class
Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total
Retirement Choices at 2055 Portfolio	$168	$168	$169	$178	$131,557	$132,240
Retirement Choices at 2050 Portfolio	182	187	117	218	433,697	434,401
Retirement Choices at 2045 Portfolio	286	99	116	202	565,215	565,918
Retirement Choices at 2040 Portfolio	156	142	116	771	751,702	752,887
Retirement Choices at 2035 Portfolio	512	285	115	257	1,037,507	1,038,676
Retirement Choices at 2030 Portfolio	180	140	113	524	1,264,417	1,265,374

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       46

	Expense reimbursement by class
Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total
Retirement Choices at 2025 Portfolio	89	149	110	419	1,372,013	1,372,780
Retirement Choices at 2020 Portfolio	123	905	116	346	1,032,986	1,034,476
Retirement Choices at 2015 Portfolio	137	202	137	197	538,483	539,156
Retirement Choices at 2010 Portfolio	198	369	156	436	386,046	387,205

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2016, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:

Portfolio	Net annual effective rate	Portfolio	Net annual effective rate
Retirement Choices at 2055 Portfolio	—	Retirement Choices at 2030 Portfolio	0.06%
Retirement Choices at 2050 Portfolio	—	Retirement Choices at 2025 Portfolio	0.12%
Retirement Choices at 2045 Portfolio	—	Retirement Choices at 2020 Portfolio	0.18%
Retirement Choices at 2040 Portfolio	—	Retirement Choices at 2015 Portfolio	0.19%
Retirement Choices at 2035 Portfolio	0.02%	Retirement Choices at 2010 Portfolio	0.15%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios', including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class R1, Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2 and Class R4 shares, the portfolios pays for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class R1	0.50%	0.25%	Class R4	0.25%	0.10%
Class R2	0.25%	0.25%	Class 1	0.05%	—

The portfolios' Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 29, 2016:

Portfolio	Class R4	Portfolio	Class R4
Retirement Choices at 2055 Portfolio	$50	Retirement Choices at 2030 Portfolio	$57
Retirement Choices at 2050 Portfolio	58	Retirement Choices at 2025 Portfolio	55
Retirement Choices at 2045 Portfolio	58	Retirement Choices at 2020 Portfolio	53
Retirement Choices at 2040 Portfolio	58	Retirement Choices at 2015 Portfolio	50
Retirement Choices at 2035 Portfolio	58	Retirement Choices at 2010 Portfolio	50

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2016 were as follows:

Portfolio	Class	Distribution and service fees	Transfer agent fees
Retirement Choices at 2055 Portfolio	Class R1	$247	$8
	Class R2	124	8
	Class R4	124	8
	Class R6	—	8
	Class 1	19,556	—
	Total	$20,051	$32
Retirement Choices at 2050 Portfolio	Class R1	$493	$15
	Class R2	302	15

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Portfolio	Class	Distribution and service fees	Transfer agent fees
	Class R4	145	10
	Class R6	—	16
	Class 1	107,879	—
	Total	$108,819	$56
Retirement Choices at 2045 Portfolio	Class R1	$888	$23
	Class R2	175	8
	Class R4	145	10
	Class R6	—	15
	Class 1	141,304	—
	Total	$142,512	$56
Retirement Choices at 2040 Portfolio	Class R1	$410	$13
	Class R2	320	12
	Class R4	145	10
	Class R6	—	57
	Class 1	187,925	—
	Total	$188,800	$92
Retirement Choices at 2035 Portfolio	Class R1	$1,614	$42
	Class R2	579	23
	Class R4	144	10
	Class R6	—	20
	Class 1	259,376	—
	Total	$261,713	$95
Retirement Choices at 2030 Portfolio	Class R1	$552	$15
	Class R2	286	11
	Class R4	142	9
	Class R6	—	40
	Class 1	316,104	—
	Total	$317,084	$75
Retirement Choices at 2025 Portfolio	Class R1	$273	$7
	Class R2	191	12
	Class R4	138	9
	Class R6	—	33
	Class 1	343,003	—
	Total	$343,605	$61
Retirement Choices at 2020 Portfolio	Class R1	$294	$9
	Class R2	1,818	67
	Class R4	132	9
	Class R6	—	25
	Class 1	234,769	—
	Total	$237,013	$110
Retirement Choices at 2015 Portfolio	Class R1	$256	$8
	Class R2	214	12
	Class R4	125	8
	Class R6	—	12
	Class 1	99,040	—
	Total	$99,635	$40
Retirement Choices at 2010 Portfolio	Class R1	$342	$10
	Class R2	457	19
	Class R4	125	8
	Class R6	—	23
	Class 1	61,618	—
	Total	$62,542	$60

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

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Note 5 — Portfolio share transactions

Transactions in portfolios shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

Retirement Choices at 2055 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	904	$8,304	—	—
Net increase	904	$8,304	—	—
Class 1 shares
Sold	3,976,384	$39,444,418	5,704,766	$60,512,642
Distributions reinvested	176,826	1,794,788	31,262	330,436
Repurchased	(67,154)	(688,503)	(315,901)	(3,366,730)
Net increase	4,086,056	$40,550,703	5,420,127	$57,476,348
Total net increase	4,086,960	$40,559,007	5,420,127	$57,476,348

Retirement Choices at 2050 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	3,461	$41,516	2,500	$31,173
Distributions reinvested	82	972	28	340
Repurchased	(118)	(1,300)	—	—
Net increase	3,425	$41,188	2,528	$31,513
Class R2 shares
Sold	1,356	$15,762	7,708	$97,206
Distributions reinvested	181	2,139	106	1,320
Repurchased	(121)	(1,447)	(2,605)	(32,253)
Net increase	1,416	$16,454	5,209	$66,273
Class R6 shares
Sold	12,094	$139,245	3,062	$38,194
Distributions reinvested	153	1,796	24	303
Repurchased	(105)	(1,239)	(8)	(99)
Net increase	12,142	$139,802	3,078	$38,398
Class 1 shares
Sold	3,567,476	$41,384,914	6,545,068	$81,748,363
Distributions reinvested	1,280,497	15,058,639	774,278	9,593,302
Repurchased	(895,219)	(10,320,421)	(1,645,603)	(20,308,898)
Net increase	3,952,754	$46,123,132	5,673,743	$71,032,767
Total net increase	3,969,737	$46,320,576	5,684,558	$71,168,951

Retirement Choices at 2045 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	11,325	$153,703	15,030	$212,378
Distributions reinvested	242	3,214	112	1,569
Repurchased	(153)	(1,924)	(9,090)	(125,472)
Net increase	11,414	$154,993	6,052	$88,475

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       49

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	1,323	$17,388	7,719	$108,755
Distributions reinvested	222	2,945	110	1,538
Repurchased	(39)	(510)	(13,546)	(187,081)
Net increase (decrease)	1,506	$19,823	(5,717)	($76,788)
Class R6 shares
Sold	624	$7,958	5,157	$72,450
Distributions reinvested	191	2,517	4	59
Repurchased	(17)	(223)	(22)	(305)
Net increase	798	$10,252	5,139	$72,204
Class 1 shares
Sold	4,161,183	$53,890,617	6,686,068	$93,760,463
Distributions reinvested	1,490,182	19,670,400	850,913	11,844,710
Repurchased	(962,247)	(12,452,331)	(2,045,379)	(28,428,175)
Net increase	4,689,118	$61,108,686	5,491,602	$77,176,998
Total net increase	4,702,836	$61,293,754	5,497,076	$77,260,889

Retirement Choices at 2040 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	1,200	$15,618	2,740	$37,970
Distributions reinvested	4	51	—	—
Repurchased	(77)	(1,014)	(141)	(1,918)
Net increase	1,127	$14,655	2,599	$36,052
Class R2 shares
Sold	1,009	$13,398	12,417	$172,643
Distributions reinvested	12	162	729	10,133
Repurchased	(3,742)	(49,050)	(42,143)	(575,848)
Net decrease	(2,721)	($35,490)	(28,997)	($393,072)
Class R6 shares
Sold	11,740	$151,661	52,601	$722,493
Distributions reinvested	1,869	24,535	193	2,679
Repurchased	(8,725)	(114,704)	(16,669)	(229,670)
Net increase	4,884	$61,492	36,125	$495,502
Class 1 shares
Sold	4,643,704	$60,233,903	8,630,765	$120,563,749
Distributions reinvested	1,986,913	26,127,900	1,182,868	16,406,373
Repurchased	(1,160,438)	(15,192,982)	(2,419,699)	(33,599,008)
Net increase	5,470,179	$71,168,821	7,393,934	$103,371,114
Total net increase	5,473,469	$71,209,478	7,403,661	$103,509,596

Retirement Choices at 2035 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	3,340	$43,615	39,043	$544,789
Distributions reinvested	888	11,616	—	—
Repurchased	(1,465)	(19,855)	(9,211)	(125,424)
Net increase	2,763	$35,376	29,832	$419,365

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       50

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	464	$6,100	19,877	$276,462
Distributions reinvested	620	8,092	384	5,275
Repurchased	(794)	(10,098)	(9,040)	(122,983)
Net increase	290	$4,094	11,221	$158,754
Class R6 shares
Sold	1,302	$17,011	37,039	$510,095
Distributions reinvested	578	7,531	485	6,651
Repurchased	(18,696)	(246,110)	(28,862)	(402,896)
Net increase (decrease)	(16,816)	($221,568)	8,662	$113,850
Class 1 shares
Sold	5,462,606	$70,267,865	11,277,728	$155,972,505
Distributions reinvested	2,755,691	35,851,546	1,723,809	23,616,184
Repurchased	(1,521,221)	(19,658,221)	(3,502,482)	(47,940,275)
Net increase	6,697,076	$86,461,190	9,499,055	$131,648,414
Total net increase	6,683,313	$86,279,092	9,548,770	$132,340,383

Retirement Choices at 2030 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	3,035	$38,651	13,356	$180,671
Distributions reinvested	269	3,438	112	1,503
Repurchased	(1,523)	(20,015)	(8,998)	(119,754)
Net increase	1,781	$22,074	4,470	$62,420
Class R2 shares
Sold	1,441	$18,424	8,634	$117,097
Distributions reinvested	299	3,816	566	7,589
Repurchased	(520)	(6,574)	(30,541)	(405,184)
Net increase (decrease)	1,220	$15,666	(21,341)	($280,498)
Class R6 shares
Sold	3,101	$38,084	34,618	$460,447
Distributions reinvested	1,168	14,857	266	3,562
Repurchased	(13,575)	(176,602)	(12,719)	(169,931)
Net increase (decrease)	(9,306)	($123,661)	22,165	$294,078
Class 1 shares
Sold	6,713,055	$85,533,303	12,215,309	$164,988,245
Distributions reinvested	3,471,692	44,194,641	2,122,607	28,400,482
Repurchased	(1,508,694)	(19,196,048)	(5,676,382)	(75,897,498)
Net increase	8,676,053	$110,531,896	8,661,534	$117,491,229
Total net increase	8,669,748	$110,445,975	8,666,828	$117,567,229

Retirement Choices at 2025 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	1,795	$22,258	11,805	$153,226
Distributions reinvested	182	2,244	113	1,457
Repurchased	(31)	(382)	(14,387)	(185,537)
Net increase (decrease)	1,946	$24,120	(2,469)	($30,854)

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       51

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	144	$1,775	3,182	$41,234
Repurchased	—	—	(19)	(251)
Net increase	144	$1,775	3,163	$40,983
Class R6 shares
Sold	1,254	$15,479	20,189	$255,706
Distributions reinvested	691	8,467	590	7,580
Repurchased	(27,171)	(344,710)	(20,465)	(263,614)
Net increase (decrease)	(25,226)	($320,764)	314	($328)
Class 1 shares
Sold	6,707,121	$83,174,369	13,412,819	$173,877,746
Distributions reinvested	3,835,558	47,062,301	2,273,847	29,196,200
Repurchased	(1,915,258)	(23,737,995)	(6,524,087)	(84,067,210)
Net increase	8,627,421	$106,498,675	9,162,579	$119,006,736
Total net increase	8,604,285	$106,203,806	9,163,587	$119,016,537

Retirement Choices at 2020 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	519	$6,177	1,671	$20,523
Distributions reinvested	12	142	23	278
Repurchased	(4)	(44)	(1,329)	(16,259)
Net increase	527	$6,275	365	$4,542
Class R2 shares
Sold	4,192	$49,131	72,427	$884,362
Distributions reinvested	479	5,565	632	7,666
Repurchased	(742)	(8,840)	(26,320)	(319,330)
Net increase	3,929	$45,856	46,739	$572,698
Class R4 shares
Sold	15	$176	—	—
Distributions reinvested	1	6	—	—
Repurchased	(16)	(182)	—	—
Net increase	—	—	—	—
Class R6 shares
Sold	220	$2,607	14,210	$172,081
Distributions reinvested	491	5,687	636	7,684
Repurchased	(26,676)	(320,648)	(9,092)	(109,932)
Net increase (decrease)	(25,965)	($312,354)	5,754	$69,833
Class 1 shares
Sold	4,377,383	$51,564,590	8,381,438	$102,373,942
Distributions reinvested	2,883,598	33,363,225	1,877,666	22,682,205
Repurchased	(3,212,102)	(37,792,735)	(8,017,600)	(97,713,734)
Net increase	4,048,879	$47,135,080	2,241,504	$27,342,413
Total net increase	4,027,370	$46,874,857	2,294,362	$27,989,486

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       52

Retirement Choices at 2015 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	37	$414	328	$3,725
Distributions reinvested	5	52	4	48
Repurchased	(99)	(1,121)	(315)	(3,573)
Net increase (decrease)	(57)	($655)	17	$200
Class R2 shares
Sold	173	$1,914	4,743	$54,026
Distributions reinvested	58	637	39	445
Repurchased	(732)	(8,268)	(20)	(240)
Net increase (decrease)	(501)	($5,717)	4,762	$54,231
Class R6 shares
Sold	—	—	—	—
Distributions reinvested	—	—	222	2,502
Repurchased	(8,970)	($101,274)	(72)	(818)
Net increase (decrease)	(8,970)	($101,274)	150	$1,684
Class 1 shares
Sold	1,633,712	$18,225,725	4,543,129	$51,759,149
Distributions reinvested	1,135,220	12,385,249	935,519	10,515,234
Repurchased	(2,862,910)	(31,889,898)	(7,676,734)	(87,254,229)
Net decrease	(93,978)	($1,278,924)	(2,198,086)	($24,979,846)
Total net decrease	(103,506)	($1,386,570)	(2,193,157)	($24,923,731)

Retirement Choices at 2010 Portfolio

		Six months ended 2-29-16		Year ended 8-31-15
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	403	$4,420	2,308	$25,783
Distributions reinvested	38	417	19	216
Repurchased	(35)	(377)	(28)	(313)
Net increase	406	$4,460	2,299	$25,686
Class R2 shares
Sold	490	$5,369	12,809	$143,333
Distributions reinvested	32	349	202	2,242
Repurchased	(13)	(143)	(14,338)	(160,166)
Net increase (decrease)	509	$5,575	(1,327)	($14,591)
Class R6 shares
Sold	—	—	13,885	$154,537
Distributions reinvested	284	$3,079	93	1,027
Repurchased	(8,572)	(94,021)	(51)	(566)
Net increase (decrease)	(8,288)	($90,942)	13,927	$154,998
Class 1 shares
Sold	2,718,235	$29,769,752	6,344,600	$70,870,528
Distributions reinvested	448,645	4,867,799	407,069	4,506,259
Repurchased	(3,518,764)	(38,519,792)	(8,023,567)	(89,582,161)
Net decrease	(351,884)	($3,882,241)	(1,271,898)	($14,205,374)
Total net decrease	(359,257)	($3,963,148)	(1,256,999)	($14,039,281)

For all Retirement Choices Portfolios, except Retirement Choices at 2020, there were no portfolio share transactions for Class R4, for the six months ended February 29, 2016 and for the year ended August 31, 2015.

For Retirement Choices at 2055, there were no portfolio share transactions for Class R1 and Class R2, for the six months ended February 29, 2016 and for the year ended August 31, 2015.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       53

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on February 29, 2016.

Portfolio	Class	% by Class
Retirement Choices at 2055 Portfolio	Class R1	100%
Retirement Choices at 2055 Portfolio	Class R2	100%
Retirement Choices at 2055 Portfolio	Class R4	100%
Retirement Choices at 2055 Portfolio	Class R6	92%
Retirement Choices at 2050 Portfolio	Class R1	58%
Retirement Choices at 2050 Portfolio	Class R2	59%
Retirement Choices at 2050 Portfolio	Class R4	100%
Retirement Choices at 2050 Portfolio	Class R6	38%
Retirement Choices at 2045 Portfolio	Class R4	100%
Retirement Choices at 2045 Portfolio	Class R6	59%
Retirement Choices at 2040 Portfolio	Class R1	70%
Retirement Choices at 2040 Portfolio	Class R2	82%
Retirement Choices at 2040 Portfolio	Class R4	100%
Retirement Choices at 2035 Portfolio	Class R4	100%
Retirement Choices at 2030 Portfolio	Class R4	100%
Retirement Choices at 2025 Portfolio	Class R2	73%
Retirement Choices at 2025 Portfolio	Class R4	100%
Retirement Choices at 2020 Portfolio	Class R1	90%
Retirement Choices at 2020 Portfolio	Class R4	100%
Retirement Choices at 2015 Portfolio	Class R1	98%
Retirement Choices at 2015 Portfolio	Class R2	68%
Retirement Choices at 2015 Portfolio	Class R4	100%
Retirement Choices at 2015 Portfolio	Class R6	100%
Retirement Choices at 2010 Portfolio	Class R1	76%
Retirement Choices at 2010 Portfolio	Class R2	41%
Retirement Choices at 2010 Portfolio	Class R4	100%
Retirement Choices at 2010 Portfolio	Class R6	45%

In addition, affiliates of the Trust owned 100% of shares of beneficial interest of Class 1 shares of all portfolios on February 29, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to the following, for the six months ended February 29, 2016:

Portfolio	Purchases	Sales
Retirement Choices at 2055	$43,877,665	$1,296,606
Retirement Choices at 2050	67,927,011	16,441,486
Retirement Choices at 2045	89,010,544	20,666,954
Retirement Choices at 2040	108,711,136	29,392,872
Retirement Choices at 2035	132,691,343	37,619,738
Retirement Choices at 2030	163,825,460	50,440,263
Retirement Choices at 2025	170,641,974	70,848,205
Retirement Choices at 2020	101,589,453	67,523,885
Retirement Choices at 2015	32,020,167	45,240,238
Retirement Choices at 2010	37,548,779	43,383,490

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At February 29, 2016, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Class NAV	Underlying fund's net asset %
Retirement Choices At 2050	John Hancock Funds II Strategic Equity Allocation Fund	5.9%
Retirement Choices At 2045	John Hancock Funds II Strategic Equity Allocation Fund	7.7%
Retirement Choices At 2040	John Hancock Funds II Strategic Equity Allocation Fund	9.9%
Retirement Choices At 2035	John Hancock Funds II Strategic Equity Allocation Fund	12.5%
Retirement Choices At 2035	John Hancock Funds II Short Term Government Income Fund	5.2%

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       54

Portfolio	Affiliated Class NAV	Underlying fund's net asset %
Retirement Choices At 2030	John Hancock Funds II Strategic Equity Allocation Fund	13.0%
Retirement Choices At 2030	John Hancock Funds II Short Term Government Income Fund	6.4%
Retirement Choices At 2025	John Hancock Funds II Short Term Government Income Fund	11.2%
Retirement Choices At 2025	John Hancock Funds II Strategic Equity Allocation Fund	10.0%
Retirement Choices At 2020	John Hancock Funds II Short Term Government Income Fund	7.3%

Information regarding each portfolio's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Choices at 2055
Short Term Government Income	56,898	35,765	(4,181)	88,482	$7,115	—	(692.00)	$854,738
Strategic Equity Allocation	3,424,799	2,598,565	(39,086)	5,984,278	962,704	2,518,229	($31,703)	69,058,567
					$969,819	2,518,229	($32,395)	$69,913,305
Retirement Choices at 2050
Short Term Government Income	396,705	31,755	(31,510)	396,950	$41,910	—	(12,596)	$3,834,538
Strategic Equity Allocation	22,450,635	4,334,558	(41,826)	26,743,367	5,079,569	13,287,087	(69,850)	308,618,461
					$5,121,479	13,287,087	(82,446)	$312,452,999
Retirement Choices at 2045
Short Term Government Income	392,241	31,718	(34,236)	389,723	$41,265	—	(14,515)	$3,764,726
Strategic Equity Allocation	29,390,840	5,781,908	(100,954)	35,071,794	6,625,372	17,330,582	(177,090)	404,728,500
					$6,666,637	17,330,582	(191,605)	$408,493,226
Retirement Choices at 2040
Short Term Government Income	453,328	55,470	(40,935)	467,863	$48,331	—	(17,698)	$4,519,555
Strategic Equity Allocation	38,528,944	6,506,312	(91,049)	44,944,207	$8,511,507	22,264,316	(89,384)	518,656,144
					$8,559,838	22,264,316	(107,082)	$523,175,699
Retirement Choices at 2035
Short Term Government Income	1,170,999	62,408	(41,414)	1,191,993	$124,637	—	(18,403)	$11,514,655
Strategic Equity Allocation	49,246,426	7,850,774	(287,212)	56,809,988	$10,921,551	28,568,483	(436,806)	655,587,261
					$11,046,188	28,568,483	(455,209)	$667,101,916
Retirement Choices at 2030
Short Term Government Income	1,365,714	111,155	(12,521)	1,464,348	$147,912	—	($5,590)	$14,145,599
Strategic Equity Allocation	52,505,715	7,824,273	(1,260,814)	59,069,174	11,324,665	29,622,946	(611,129)	681,658,270
					$11,472,577	29,622,946	($616,719)	$695,803,869
Retirement Choices at 2025
Short Term Government Income	2,382,282	225,500	(33,484)	2,574,298	$259,284	—	($14,595)	$24,867,720
Strategic Equity Allocation	41,264,973	6,342,194	(2,557,440)	45,049,727	8,591,167	22,472,690	(600,304)	519,873,846
					$8,850,451	22,472,690	($614,899)	$544,741,566
Retirement Choices at 2020
Short Term Government Income	1,590,094	129,820	(51,598)	1,668,316	$169,937	—	($21,046)	$16,115,937
Strategic Equity Allocation	17,013,402	2,845,562	(2,127,652)	17,731,312	3,312,533	8,664,890	1,290,206	204,619,346
					$3,482,470	8,664,890	$1,269,160	$220,735,283
Retirement Choices at 2015
Short Term Government Income	838,001	34,062	(60,148)	811,915	$86,623	—	($24,710)	$7,843,094
Strategic Equity Allocation	2,294,427	577,212	(986,686)	1,884,953	481,831.00	1,260,368	203,640	21,752,352
					$568,454	1,260,368	$178,930	$29,595,446
Retirement Choices at 2010
Short Term Government Income	519,569	53,049	(68,831)	503,787	$54,435	—	($27,373)	$4,866,580
Strategic Equity Allocation	1,430,132	528,887	(792,122)	1,166,897	305,127	798,148	(326,449)	13,465,996
					$359,562	798,148	($353,822)	$18,332,576

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       55

Note 8 — Subsequent Event

On December 10, 2015, the Board of Trustees approved a proposal to merge John Hancock Retirement Choices at 2010 Portfolio into John Hancock Retirement Choices at 2015 Portfolio. Shareholders of John Hancock Retirement Choices at 2010 Portfolio approved the proposal on April 11, 2016. The merger is expected to be completed on or about April 22, 2016. The fund will remain open to purchases and redemptions from existing shareholders until the closing date.

In addition, effective as of the close of business on April 22, 2016, Retirement Choices at 2015 Portfolio is changing its name to Retirement Choices Income Portfolio.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       56

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS       57

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Retirement Choices Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF279526	RCPSA 2/16 4/16

JOHN HANCOCK

Funds II

2.29.2016

Semiannual Report

John Hancock Funds II
Semiannual report — Table of contents

Sector weightings	3

Shareholder expense example	6

Portfolio of investments (See below for each fund’s page #)	10

Statements of assets and liabilities	165

Statements of operations	174

Statements of changes in net assets	183

Statement of cash flows	189

Financial highlights	190

Notes to financial statements	199

For more information	265

Fund	Portfolio of investments
Active Bond Fund	10
All Cap Core Fund	29
Alpha Opportunities Fund	33
Asia Pacific Total Return Bond Fund	37
Capital Appreciation Fund	40
Capital Appreciation Value Fund	41
Core Bond Fund	45
Fundamental Global Franchise Fund	53
Global Bond Fund	54
Global Real Estate Fund	60
Health Sciences Fund	62
High Yield Fund	63
International Growth Opportunities Fund	70
International Growth Stock Fund	71
International Small Cap Fund	72
International Value Fund	74
Investment Quality Bond Fund	75
Lifestyle II Aggressive Portfolio	89
Lifestyle II Balanced Portfolio	89
Lifestyle II Conservative Portfolio	90
Lifestyle II Growth Portfolio	90
Lifestyle II Moderate Portfolio	91
Mid Cap Stock Fund	91
Mid Value Fund	93
Real Estate Equity Fund	95
Real Estate Securities Fund	96
Real Return Bond Fund	97
Science & Technology Fund	101
Short Term Government Income Fund	103
Small Cap Growth Fund	104
Small Company Growth Fund	106
Small Company Value Fund	108
Strategic Equity Allocation Fund	110
Total Return Fund	149
U.S. High Yield Bond Fund	156
Value Fund	161

John Hancock Funds II
Sector weightings

Active Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	36.5
U.S. Government Agency	16.1
Collateralized mortgage obligations	15.1
U.S. Government	14.6
Asset backed securities	10.1
Capital preferred securities	0.5
Preferred securities	0.5
Term loans	0.2
Municipal bonds	0.2
Foreign government obligations	0.1
Short-term investments and other	6.1

All Cap Core Fund

Sector Composition*	% of Total
Information technology	20.5
Financials	16.7
Health care	15.2
Consumer discretionary	14.3
Industrials	11.7
Consumer staples	9.0
Energy	5.3
Utilities	2.4
Materials	2.1
Telecommunication services	1.4
Short-term investments and other	1.4

Alpha Opportunities Fund

Sector Composition*	% of Total
Financials	16.9
Information technology	16.3
Health care	16.0
Industrials	15.2
Consumer discretionary	12.2
Consumer staples	7.5
Energy	4.8
Materials	4.1
Utilities	1.9
Telecommunication services	0.4
Short-term investments and other	4.7

Asia Pacific Total Return Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	59.6
Foreign government obligations	37.4
Other assets and liabilities, net	3.0

Capital Appreciation Fund

Sector Composition*	% of Total
Information technology	38.1
Consumer discretionary	31.8
Health care	15.9
Consumer staples	4.7
Financials	2.9
Industrials	1.9
Energy	1.4
Materials	0.8
Short-term investments and other	2.5

Capital Appreciation Value Fund

Portfolio Composition*	% of Total
Common stocks	59.3
Corporate bonds	19.5
Term loans	5.2
Preferred securities	2.1
Short-term investments and other	13.9

Core Bond Fund

Portfolio Composition**	% of Total
U.S. Government Agency	27.8
U.S. Government	27.4
Corporate bonds	20.7
Asset backed securities	11.5
Collateralized mortgage obligations	6.4
Foreign government obligations	1.5
Municipal bonds	0.9
Short-term investments	3.8

Fundamental Global Franchise Fund

Sector Composition*	% of Total
Consumer staples	46.2
Information technology	18.5
Consumer discretionary	18.5
Industrials	7.0
Financials	3.8
Health care	1.8
Short-term investments and other	4.2

Global Bond Fund

Portfolio Composition*	% of Total
Foreign government obligations	35.4
Corporate bonds	22.8
Collateralized mortgage obligations	14.7
U.S. Government	12.0
U.S. Government Agency	4.9
Asset backed securities	1.5
Escrow shares	0.1
Municipal bonds	0.1
Purchased options	0.1
Short-term investments and other	8.4

Global Real Estate Fund

Portfolio Composition*	% of Total
Retail REITs	29.3
Residential REITs	11.7
Office REITs	10.9
Diversified REITs	10.5
Real estate operating companies	7.7
Diversified real estate activities	7.6
Specialized REITs	7.0
Health care REITs	6.0
Industrial REITs	3.2
Real estate development	2.3
Hotel and resort REITs	2.3
Health care facilities	0.6
Marine ports and services	0.1
Short-term investments and other	0.8

Health Sciences Fund

Industry Composition*	% of Total
Health care providers and services	29.8
Biotechnology	28.3
Pharmaceuticals	19.6
Health care equipment and supplies	10.3
Life sciences tools and services	5.0
Food and staples retailing	2.7
Health care technology	0.7
Electronic equipment, instruments and components	0.6
Specialty retail	0.3
Insurance	0.2
Professional services	0.2
Commercial services and supplies	0.2
Software	0.1
Short-term investments and other	2.0

High Yield Fund

Portfolio Composition*	% of Total
Corporate bonds	86.9
Term loans	5.3
Common stocks	2.4
Preferred securities	1.3
Collateralized mortgage obligations	0.5
Foreign government obligations	0.5
Convertible bonds	0.4
Short-term investments and other	2.7

John Hancock Funds II
Sector weightings

International Growth Opportunities Fund

Sector Composition*	% of Total
Information technology	25.6
Consumer discretionary	24.3
Financials	16.9
Industrials	10.0
Health care	8.5
Materials	6.5
Consumer staples	4.2
Telecommunication services	4.0

International Growth Stock Fund

Sector Composition*	% of Total
Consumer discretionary	23.7
Financials	17.5
Information technology	16.6
Consumer staples	10.5
Health care	9.5
Industrials	8.2
Energy	3.6
Materials	3.5
Short-term investments and other	6.9

International Small Cap Fund

Sector Composition*	% of Total
Consumer discretionary	29.8
Industrials	16.2
Financials	14.0
Information technology	13.3
Consumer staples	9.5
Health care	5.4
Energy	3.7
Materials	3.3
Short-term investments and other	4.8

International Value Fund

Sector Composition*	% of Total
Financials	24.1
Energy	17.9
Health care	13.3
Information technology	9.7
Consumer discretionary	9.5
Industrials	9.3
Materials	8.1
Telecommunication services	5.3
Consumer staples	2.3
Short-term investments and other	0.5

Investment Quality Bond Fund

Portfolio Composition**	% of Total
Corporate bonds	27.0
U.S. Government Agency	26.3
Asset backed securities	13.9
Collateralized mortgage obligations	12.6
U.S. Government	11.9
Term loans	2.9
Foreign government obligations	1.1
Municipal bonds	0.9
Short-term investments	3.4

Lifestyle II Aggressive Portfolio

Asset Allocation*	% of Total

Affiliated investment companies	67.2
Equity	67.2
Unaffiliated investment companies/Exchange-traded funds	32.7
Equity	32.7
Other assets and liabilities, net	0.1

Lifestyle II Balanced Portfolio

Asset Allocation**	% of Total

Affiliated investment companies	40.7
Equity	40.7
Unaffiliated investment companies/Exchange-traded funds	59.3
Fixed income	40.1
Equity	19.2

Lifestyle II Conservative Portfolio

Asset Allocation*	% of Total

Affiliated investment companies	14.8
Equity	14.8
Unaffiliated investment companies/Exchange-traded funds	85.1
Fixed income	73.1
Equity	12.0
Short-term investments and other	0.1

Lifestyle II Growth Portfolio

Asset Allocation*	% of Total

Affiliated investment companies	53.7
Equity	53.7
Unaffiliated investment companies/Exchange-traded funds	46.2
Equity	26.1
Fixed income	20.1
Short-term investments and other	0.1

Lifestyle II Moderate Portfolio

Asset Allocation**	% of Total

Affiliated investment companies	27.1
Equity	27.1
Unaffiliated investment companies/Exchange-traded funds	72.2
Fixed income	59.1
Equity	13.1
Short-term investments	0.7

Mid Cap Stock Fund

Sector Composition*	% of Total
Information technology	26.8
Health care	21.9
Consumer discretionary	17.5
Industrials	10.2
Financials	9.6
Consumer staples	5.0
Energy	2.7
Materials	0.9
Short-term investments and other	5.4

Mid Value Fund

Sector Composition*	% of Total
Financials	25.6
Consumer discretionary	11.2
Consumer staples	10.1
Energy	9.9
Materials	9.4
Health care	9.4
Industrials	9.1
Information technology	3.8
Utilities	3.5
Telecommunication services	0.7
Short-term investments and other	7.3

Real Estate Equity Fund

Portfolio Composition*	% of Total
Retail REITs	35.3
Residential REITs	18.3
Office REITs	17.1
Industrial REITs	7.7
Specialized REITs	6.0
Hotel and resort REITs	4.8
Health care REITs	2.2
Diversified REITs	1.7
Hotels, restaurants and leisure	1.6
Real estate operating companies	0.8
Diversified real estate activities	0.6
Short-term investments and other	3.9

John Hancock Funds II
Sector weightings

Real Estate Securities Fund

Portfolio Composition*	% of Total
Retail REITs	29.6
Specialized REITs	18.2
Residential REITs	17.0
Health care REITs	9.9
Office REITs	8.6
Diversified REITs	7.3
Hotel and resort REITs	4.0
Industrial REITs	3.5
Short-term investments and other	1.9

Real Return Bond Fund

Portfolio Composition**	% of Total
U.S. Government	83.3
Corporate bonds	6.3
Asset backed securities	3.1
Foreign government obligations	2.9
Collateralized mortgage obligations	2.4
U.S. Government Agency	1.7
Purchased options	0.1
Municipal bonds	0.1
Short-term investments	0.1

Science & Technology Fund

Sector Composition*	% of Total
Information technology	71.0
Consumer discretionary	16.5
Telecommunication services	3.7
Health care	2.4
Financials	0.7
Industrials	0.3
Short-term investments and other	5.4

Short Term Government Income Fund

Portfolio Composition*	% of Total
U.S. Government Agency	70.5
U.S. Government	23.6
Collateralized mortgage obligations	4.2
Short-term investments and other	1.7

Small Cap Growth Fund

Sector Composition*	% of Total
Information technology	31.6
Health care	16.4
Consumer discretionary	15.5
Industrials	13.0
Financials	12.1
Materials	3.8
Energy	1.8
Consumer staples	1.4
Short-term investments and other	4.4

Small Company Growth Fund

Sector Composition*	% of Total
Information technology	27.0
Health care	22.8
Consumer discretionary	16.4
Industrials	14.4
Financials	8.3
Materials	2.5
Consumer staples	2.2
Energy	1.7
Telecommunication services	1.4
Short-term investments and other	3.3

Small Company Value Fund

Sector Composition*	% of Total
Financials	35.7
Industrials	14.5
Consumer discretionary	11.2
Information technology	10.4
Utilities	8.5
Health care	7.6
Materials	4.8
Consumer staples	3.8
Energy	3.1
Short-term investments and other	0.4

Strategic Equity Allocation Fund

Sector Composition*	% of Total
Financials	19.7
Information technology	15.2
Consumer discretionary	12.6
Health care	11.9
Industrials	11.0
Consumer staples	9.4
Energy	4.3
Materials	4.0
Telecommunication services	3.3
Utilities	3.0
Short-term investments and other	5.6

Total Return Fund

Portfolio Composition**	% of Total
U.S. Government	29.2
U.S. Government Agency	29.0
Corporate bonds	19.9
Collateralized mortgage obligations	10.7
Municipal bonds	3.7
Asset backed securities	3.5
Preferred securities	1.3
Foreign government obligations	1.2
Term loans	0.6
Capital preferred securities	0.1
Purchased options	0.1
Short-term investments	0.7

U.S. High Yield Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	90.0
Term loans	3.4
Preferred securities	0.5
Convertible bonds	0.1
Short-term investments and other	6.0

Value Fund

Sector Composition*	% of Total
Financials	26.1
Industrials	17.0
Consumer discretionary	11.9
Information technology	11.2
Health care	9.7
Materials	6.7
Energy	5.7
Consumer staples	3.4
Utilities	3.2
Telecommunication services	2.6
Short-term investments and other	2.5

*	As a percentage of net assets.
**	As a percentage of total investments.

John Hancock Funds II
Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio, in addition to the operating expenses which the fund bears directly, the fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the fund invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 through February 29, 2016).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period[1] 9/1/2015– 2/29/2016	Annualized Expense Ratio
Active Bond Fund
Class 1 — Actual	$1,000.00	$1,006.00	$3.39	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%
Class NAV — Actual	1,000.00	1,005.20	3.14	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.17	0.63%
All Cap Core Fund
Class NAV — Actual	$1,000.00	$960.60	$3.95	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
Alpha Opportunities Fund
Class NAV — Actual	$1,000.00	$937.70	$4.63	0.96%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.82	0.96%
Asia Pacific Total Return Bond Fund
Class NAV — Actual	$1,000.00	$1,033.70	$4.05	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.02	0.80%
Capital Appreciation Fund
Class 1 — Actual	$1,000.00	$937.20	$3.76	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%
Class NAV — Actual	1,000.00	937.70	3.52	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%

John Hancock Funds II
Shareholder expense example

	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period[1] 9/1/2015– 2/29/2016	Annualized Expense Ratio
Capital Appreciation Value Fund
Class NAV — Actual	$1,000.00	$1,001.50	$4.03	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
Core Bond Fund
Class 1 — Actual	$1,000.00	$1,019.00	$3.36	0.67%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.37	0.67%
Class NAV — Actual	1,000.00	1,019.30	3.11	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.12	0.62%
Fundamental Global Franchise Fund
Class A — Actual	$1,000.00	$1,039.30	$6.44	1.27%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.37	1.27%
Class I — Actual	1,000.00	1,040.60	4.82	0.95%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.77	0.95%
Class NAV — Actual	1,000.00	1,040.90	4.26	0.84%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%
Global Bond Fund
Class 1 — Actual	$1,000.00	$1,025.50	$4.08	0.81%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
Class NAV — Actual	1,000.00	1,025.10	3.83	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%
Global Real Estate Fund
Class NAV — Actual	$1,000.00	$1,031.50	$4.95	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.92	0.98%
Health Sciences Fund
Class NAV — Actual	$1,000.00	$845.40	$4.68	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.12	1.02%
High Yield Fund
Class 1 — Actual	$1,000.00	$897.50	$3.68	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%
Class NAV — Actual	1,000.00	898.00	3.44	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%
International Growth Opportunities Fund
Class NAV — Actual	$1,000.00	$913.80	$4.14	0.87%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.37	0.87%
International Growth Stock Fund
Class NAV — Actual	$1,000.00	$968.50	4.11	0.84%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%
International Small Cap Fund
Class 1 — Actual	$1,000.00	$908.60	$5.08	1.07%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.37	1.07%
Class NAV — Actual	1,000.00	909.10	4.84	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.12	1.02%
International Value Fund
Class 1 — Actual	$1,000.00	$877.20	$4.15	0.89%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.47	0.89%
Class NAV — Actual	1,000.00	878.00	3.92	0.84%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%
Investment Quality Bond Fund
Class 1 — Actual	$1,000.00	$1,009.00	$3.40	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%
Class NAV — Actual	1,000.00	1,009.20	3.10	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.12	0.62%

John Hancock Funds II
Shareholder expense example

	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period[1] 9/1/2015– 2/29/2016	Annualized Expense Ratio
Lifestyle II Aggressive Portfolio
Class R6 — Actual	$1,000.00	$956.50	$1.22	0.25%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.26	0.25%[2]
Class 1 — Actual	1,000.00	956.10	1.41	0.29%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.46	0.29%[2]
Lifestyle II Balanced Portfolio
Class R6 — Actual	$1,000.00	$976.30	$1.82	0.37%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.86	0.37%[2]
Class 1 — Actual	1,000.00	975.10	2.01	0.41%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%[2]
Lifestyle II Conservative Portfolio
Class R6 — Actual	$1,000.00	$997.80	$2.43	0.49%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%[2]
Class 1 — Actual	1,000.00	997.60	2.63	0.53%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%[2]
Lifestyle II Growth Portfolio
Class R6 — Actual	$1,000.00	$966.30	$1.52	0.31%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%[2]
Class 1 — Actual	1,000.00	966.00	1.71	0.35%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.76	0.35%[2]
Lifestyle II Moderate Portfolio
Class R6 — Actual	$1,000.00	$986.70	$2.12	0.43%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.16	0.43%[2]
Class 1 — Actual	1,000.00	986.50	2.32	0.47%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%[2]
Mid Cap Stock Fund
Class 1 — Actual	$1,000.00	$875.20	$4.24	0.91%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.57	0.91%
Class NAV — Actual	1,000.00	875.50	4.01	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.32	0.86%
Mid Value Fund
Class NAV — Actual	$1,000.00	$969.80	$4.55	0.93%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.67	0.93%
Real Estate Equity Fund
Class NAV — Actual	$1,000.00	$1,056.30	$4.55	0.89%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.47	0.89%
Real Estate Securities Fund
Class 1 — Actual	$1,000.00	$1,084.90	$4.04	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%
Real Return Bond Fund
Class 1 — Actual	$1,000.00	$998.00	$4.07	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.12	0.82%
Class NAV — Actual	1,000.00	998.10	3.83	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%
Science & Technology Fund
Class NAV — Actual	$1,000.00	$981.90	$5.03	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.12	1.02%
Short Term Government Income Fund
Class NAV — Actual	$1,000.00	$1,006.70	$3.09	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.12	0.62%
Small Cap Growth Fund
Class NAV — Actual	$1,000.00	$788.80	$4.89	1.10%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.52	1.10%

John Hancock Funds II
Shareholder expense example

	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period[1] 9/1/2015– 2/29/2016	Annualized Expense Ratio
Small Company Growth Fund
Class NAV — Actual	$1,000.00	$874.90	$4.89	1.05%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.27	1.05%
Small Company Value Fund
Class 1 — Actual	$1,000.00	$954.30	$5.25	1.08%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.42	1.08%
Class NAV — Actual	1,000.00	954.20	5.00	1.03%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.17	1.03%
Strategic Equity Allocation Fund
Class NAV — Actual	$1,000.00	$950.70	$2.57	0.53%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%
Total Return Fund
Class NAV — Actual	$1,000.00	$1,002.70	$3.44	0.69%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.47	0.69%
U.S. High Yield Bond Fund
Class 1 — Actual	$1,000.00	$930.00	$4.03	0.84%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%
Class NAV — Actual	1,000.00	930.20	3.79	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.97	0.79%
Value Fund
Class NAV — Actual	$1,000.00	$857.60	$3.37	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%

[1]	Expenses are equal to the funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	The funds’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the funds. The range of expense ratios of the underlying funds held by the funds was as follows:

Portfolio	Range
Lifestyle II Aggressive Portfolio	0.05% – 0.49%
Lifestyle II Balanced Portfolio	0.05% – 0.65%
Lifestyle II Conservative Portfolio	0.07% – 0.65%
Lifestyle II Growth Portfolio	0.05% – 0.65%
Lifestyle II Moderate Portfolio	0.05% – 0.65%

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 30.7%
U.S. Government - 14.6%
Treasury Inflation Protected Securities
0.375%, 07/15/2025	$9,157,142	$9,212,826
U.S. Treasury Bonds
2.500%, 02/15/2045	28,168,000	27,456,110
3.000%, 11/15/2045	21,515,800	23,253,029
3.375%, 05/15/2044	14,725,000	17,131,036
U.S. Treasury Notes
0.750%, 02/15/2019	17,680,000	17,597,823
1.125%, 01/15/2019	10,105,000	10,168,550
1.625%, 03/31/2019 to 02/15/2026	124,811,000	123,781,180
1.625%, 01/31/2023 (C)	8,605,000	8,738,111
2.000%, 07/31/2020 to 02/15/2025	16,300,000	16,806,261
2.125%, 09/30/2021	8,000,000	8,325,000
2.250%, 03/31/2021 to 04/30/2021	8,000,000	8,379,688
2.375%, 05/31/2018	3,700,000	3,828,346
		274,677,960
U.S. Government Agency - 16.1%
Federal Home Loan Mortgage Corp.
2.539%, 06/01/2044 (P)	1,203,200	1,233,713
2.670%, 05/01/2044 (P)	1,212,703	1,247,277
2.983%, 03/01/2044 (P)	363,856	377,055
3.000%, 03/01/2043 to 06/01/2043	6,478,097	6,678,074
3.500%, 01/01/2042 to 01/01/2046	14,787,070	15,566,517
4.000%, 02/01/2044	1,843,586	1,980,449
4.500%, 02/01/2040 to 10/01/2041	9,996,903	10,876,392
5.000%, 03/01/2041	2,747,220	3,047,805
Federal National Mortgage Association
2.170%, 05/01/2035 (P)	352,013	366,831
2.318%, 04/01/2036 (P)	92,530	96,855
2.417%, 01/01/2036 (P)	331,242	346,039
2.518%, 06/01/2044 (P)	2,244,982	2,310,567
2.556%, 04/01/2044 (P)	1,954,563	2,015,138
2.676%, 07/01/2033 (P)	872	916
2.925%, 03/01/2044 (P)	378,955	393,143
3.000%, TBA (C)	52,250,000	53,576,659
3.000%, 07/01/2027 to 05/01/2043	18,303,434	18,883,897
3.500%, TBA (C)	19,000,000	19,909,384
3.500%, 02/01/2026 to 04/01/2045	35,901,238	37,901,876
4.000%, TBA (C)	10,500,000	11,203,008
4.000%, 12/01/2024 to 01/01/2044	43,034,258	46,187,243
4.500%, 02/01/2041 to 11/01/2042	29,125,812	31,838,805
5.000%, 05/01/2018 to 04/01/2041	11,961,502	13,284,766
5.500%, 02/01/2018 to 03/01/2039	11,711,596	13,229,469
6.000%, 09/01/2022 to 02/01/2036	2,298,853	2,639,723
6.250%, 05/15/2029	157,000	224,056
6.500%, 01/01/2039 to 06/01/2039	1,181,517	1,376,409
7.000%, 04/01/2017 to 06/01/2032	5,596	6,651
7.500%, 09/01/2029 to 08/01/2031	1,103	1,324
Government National
Mortgage Association
4.000%, 02/15/2041	4,343,917	4,655,966
5.000%, 04/15/2035	13,400	14,866
5.500%, 03/15/2035	9,293	10,469
6.000%, 03/15/2033 to 06/15/2033	6,251	7,321
6.500%, 09/15/2028 to 08/15/2031	1,474	1,736
7.000%, 04/15/2029	1,109	1,330
8.000%, 10/15/2026	685	822
		301,492,551
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $567,875,999)		$576,170,511

Active Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		$785,000	$815,556
Republic of Argentina
8.280%, 12/31/2033 (H)		1,016,478	1,193,853
Republic of Argentina, GDP-Linked Note
4.980%, 12/15/2035*	ARS	393,449	2,615
			2,012,024
Mexico - 0.0%
Government of Mexico
8.000%, 12/07/2023	MXN	238,900	14,898
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,535
9.375%, 04/01/2029		1,000	1,483
			10,018
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,679,840)			$2,036,940

CORPORATE BONDS - 36.5%
Consumer discretionary - 4.1%
21st Century Fox America, Inc.
5.400%, 10/01/2043		1,000,000	1,002,492
6.150%, 03/01/2037 to 02/15/2041		1,165,000	1,248,352
6.400%, 12/15/2035		430,000	487,036
6.650%, 11/15/2037		865,000	965,603
6.750%, 01/09/2038		2,000	2,332
7.750%, 12/01/2045		9,000	11,344
Advance Auto Parts, Inc.
4.500%, 12/01/2023		1,350,000	1,394,312
Altice Financing SA
6.500%, 01/15/2022 (S)		480,000	483,600
6.625%, 02/15/2023 (S)		610,000	600,850
Amazon.com, Inc.
3.800%, 12/05/2024		1,000,000	1,068,633
4.950%, 12/05/2044		1,600,000	1,769,826
American Honda Finance Corp.
1.700%, 02/22/2019		1,600,000	1,602,365
AutoNation, Inc.
4.500%, 10/01/2025		570,000	581,532
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	990,367
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		860,000	875,050
CCO Safari II LLC
6.484%, 10/23/2045 (S)		1,285,000	1,349,773
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		865,000	832,563
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,292,366
Dana Holding Corp.
6.000%, 09/15/2023		1,170,000	1,117,350
Delphi Automotive PLC
4.250%, 01/15/2026		1,140,000	1,165,765
Delphi Corp.
5.000%, 02/15/2023		2,555,000	2,618,875
Eldorado Resorts, Inc.
7.000%, 08/01/2023		425,000	423,938
Ford Motor Company
4.750%, 01/15/2043		435,000	399,456
Ford Motor Credit Company LLC
2.551%, 10/05/2018		1,065,000	1,060,254

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC (continued)
5.875%, 08/02/2021	$3,093,000	$3,412,216
General Motors Company
4.875%, 10/02/2023	2,185,000	2,204,645
6.250%, 10/02/2043	1,175,000	1,149,901
General Motors Financial Company, Inc.
3.450%, 04/10/2022	1,440,000	1,358,558
4.000%, 01/15/2025	1,535,000	1,422,179
4.375%, 09/25/2021	2,085,000	2,097,116
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (S)	781,928	780,364
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,012,655
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	845,000	777,400
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,590,000	1,553,319
Hyundai Capital America
2.400%, 10/30/2018 (S)	1,425,000	1,429,120
International Game Technology PLC
6.500%, 02/15/2025 (S)	740,000	660,450
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,345,000	874,250
L Brands, Inc.
6.625%, 04/01/2021	1,570,000	1,756,438
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,035,000	1,060,598
MDC Holdings, Inc.
5.500%, 01/15/2024	1,330,000	1,286,775
Midcontinent Communications
6.875%, 08/15/2023 (S)	490,000	498,575
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (S)	845,000	841,282
Myriad International Holdings BV
5.500%, 07/21/2025 (S)	635,000	616,407
Nemak SAB de CV
5.500%, 02/28/2023 (S)	800,000	796,000
Newell Rubbermaid, Inc.
2.150%, 10/15/2018	580,000	573,245
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,740,000	1,655,563
QVC, Inc.
4.375%, 03/15/2023	890,000	842,925
5.125%, 07/02/2022	820,000	832,690
5.450%, 08/15/2034	950,000	793,989
Radio One, Inc.
9.250%, 02/15/2020 (S)	865,000	629,288
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022	1,000,000	1,015,000
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	1,400,000	1,370,691
3.950%, 06/15/2025	1,430,000	1,378,200
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	585,000	602,550
Service Corp. International
5.375%, 05/15/2024	1,010,000	1,074,388
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (S)	1,125,000	1,122,188
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	1,060,000	1,118,300
5.375%, 04/15/2025 (S)	750,000	748,125
The Home Depot, Inc.
3.000%, 04/01/2026	1,420,000	1,468,513

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Time Warner Cable, Inc.
5.500%, 09/01/2041	$1,000,000	$890,301
8.250%, 04/01/2019	1,010,000	1,154,788
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	41,348
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	637,962
Time Warner, Inc.
3.400%, 06/15/2022	1,500,000	1,484,379
3.600%, 07/15/2025	910,000	895,866
3.875%, 01/15/2026	2,210,000	2,230,690
7.625%, 04/15/2031	9,000	10,928
Toll Brothers Finance Corp.
4.000%, 12/31/2018	1,400,000	1,431,500
Viacom, Inc.
4.375%, 03/15/2043	578,000	394,273
6.125%, 10/05/2017	1,500,000	1,574,589
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)	250,000	258,125
Waterford Gaming LLC
8.625%, 09/15/2014 (H)(S)	67,905	0
Yum! Brands, Inc.
3.875%, 11/01/2023	1,400,000	1,239,000
6.250%, 03/15/2018	88,000	92,400
6.875%, 11/15/2037	250,000	217,500
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)	920,000	878,600
		77,590,186
Consumer staples - 1.9%
Alliance One International, Inc.
9.875%, 07/15/2021	1,980,000	1,492,425
Anheuser-Busch Companies LLC
6.500%, 02/01/2043	10,000	12,703
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	3,325,000	3,564,077
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	855,000	989,111
Cargill, Inc.
4.760%, 11/23/2045 (S)	824,000	881,358
Central Garden & Pet Company
6.125%, 11/15/2023	215,000	219,300
Constellation Brands, Inc.
4.250%, 05/01/2023	930,000	963,713
4.750%, 11/15/2024	565,000	591,838
CVS Health Corp.
5.125%, 07/20/2045	1,575,000	1,767,514
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	315,564	392,830
Embotelladora Andina SA
5.000%, 10/01/2023 (S)	1,000,000	1,043,066
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	2,000,000	1,818,574
General Mills, Inc.
5.700%, 02/15/2017	245,000	255,612
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	1,000,000	1,039,368
HRG Group, Inc.
7.875%, 07/15/2019	885,000	922,613
Kraft Foods Group, Inc.
6.125%, 08/23/2018	429,000	469,502
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	1,585,000	1,582,258

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kraft Heinz Foods Company (continued)
4.875%, 02/15/2025 (S)	$862,000	$943,238
5.200%, 07/15/2045 (S)	1,010,000	1,087,653
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,075,375
PepsiCo, Inc.
1.500%, 02/22/2019	1,555,000	1,563,176
Post Holdings, Inc.
7.750%, 03/15/2024 (S)	485,000	531,075
Revlon Consumer Products Corp.
5.750%, 02/15/2021	840,000	842,100
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	2,050,654
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	516,537
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,590,000	1,515,178
SUPERVALU, Inc.
7.750%, 11/15/2022	1,165,000	908,700
The Clorox Company
5.950%, 10/15/2017	500,000	535,358
The Kroger Company
6.800%, 12/15/2018	920,000	1,038,477
7.000%, 05/01/2018	580,000	642,019
Tops Holding II Corp.
8.750%, 06/15/2018	408,000	398,820
Tops Holding LLC
8.000%, 06/15/2022 (S)	1,625,000	1,547,813
Vector Group, Ltd.
7.750%, 02/15/2021	790,000	841,350
Whole Foods Market, Inc.
5.200%, 12/03/2025 (S)	2,000,000	2,013,800
		36,057,185
Energy - 3.3%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	500,000	509,785
Apache Corp.
6.900%, 09/15/2018	455,000	478,962
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	914,403
BP Capital Markets PLC
2.750%, 05/10/2023	720,000	681,638
4.750%, 03/10/2019	1,000,000	1,053,489
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,008,316
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,221,697
Cimarex Energy Company
4.375%, 06/01/2024	1,510,000	1,409,392
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	10,988
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025 (S)	1,085,000	986,591
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	952,111
ConocoPhillips Company
2.875%, 11/15/2021	1,250,000	1,135,418
Continental Resources, Inc.
4.500%, 04/15/2023	1,200,000	863,978
5.000%, 09/15/2022	2,413,000	1,831,467
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,112,022

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	$985,000	$522,050
DCP Midstream Operating LP
3.875%, 03/15/2023	610,000	439,594
Devon Energy Corp.
5.000%, 06/15/2045	1,400,000	926,432
Devon Financing Corp. LLC
7.875%, 09/30/2031	1,060,000	851,049
Enbridge Energy Partners LP
4.375%, 10/15/2020	880,000	814,117
7.500%, 04/15/2038	600,000	529,333
Encana Corp.
6.500%, 08/15/2034	1,000,000	610,000
Energen Corp.
4.625%, 09/01/2021	1,000,000	750,000
Energy Transfer Partners LP
5.150%, 03/15/2045	1,135,000	828,331
6.700%, 07/01/2018	700,000	698,555
9.700%, 03/15/2019	875,000	916,524
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	425,829
6.125%, 10/15/2039	1,000,000	951,867
6.300%, 09/15/2017	820,000	861,012
6.875%, 03/01/2033	209,000	217,453
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	1,285,000	963,750
EQT Corp.
4.875%, 11/15/2021	1,625,000	1,447,318
Hess Corp.
5.600%, 02/15/2041	750,000	543,652
Kerr-McGee Corp.
6.950%, 07/01/2024	1,005,000	952,664
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	466,306
7.300%, 08/15/2033	212,000	196,530
7.750%, 03/15/2032	455,000	432,716
Kinder Morgan, Inc.
5.550%, 06/01/2045	2,480,000	2,059,263
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,535,000	1,509,688
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	536,723
MPLX LP
4.000%, 02/15/2025	490,000	371,641
4.875%, 12/01/2024 (S)	530,000	433,067
Newfield Exploration Company
5.625%, 07/01/2024	1,000,000	910,000
5.750%, 01/30/2022	250,000	234,375
Nexen Energy ULC
6.400%, 05/15/2037	1,625,000	1,845,911
Noble Energy, Inc.
4.150%, 12/15/2021	1,400,000	1,219,765
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	199,375
6.200%, 08/01/2040	500,000	215,000
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	948,768
Petro-Canada
6.050%, 05/15/2018	396,000	405,134

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petroleos Mexicanos
4.875%, 01/24/2022	$850,000	$815,575
Phillips 66
4.875%, 11/15/2044	1,500,000	1,350,353
Plains All American Pipeline LP
4.900%, 02/15/2045	1,700,000	1,142,645
Regency Energy Partners LP
5.000%, 10/01/2022	290,000	241,146
5.500%, 04/15/2023	1,565,000	1,314,600
5.875%, 03/01/2022	285,000	250,474
Shell International Finance BV
4.375%, 05/11/2045	2,215,000	2,054,800
Sinopec Group Overseas Development
2015, Ltd.
3.250%, 04/28/2025 (S)	1,250,000	1,228,830
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,000,000	1,043,692
6.750%, 02/15/2032	511,000	503,950
Summit Midstream Holdings LLC
7.500%, 07/01/2021	495,000	371,250
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	784,228
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,460,000	1,195,988
4.400%, 04/01/2021	1,140,000	1,049,441
Tesoro Logistics LP
6.125%, 10/15/2021	1,210,000	1,113,200
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	719,339
TransCanada Pipelines, Ltd.
3.750%, 10/16/2023	2,000,000	1,955,226
7.125%, 01/15/2019	400,000	437,981
Western Atlas, Inc.
6.000%, 06/01/2018	880,000	929,831
Williams Partners LP
4.300%, 03/04/2024	1,300,000	1,016,193
4.875%, 05/15/2023 to 03/15/2024	2,655,000	2,130,667
WPX Energy, Inc.
5.250%, 09/15/2024	375,000	202,500
6.000%, 01/15/2022	765,000	437,963
		62,693,921
Financials - 14.7%
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	490,000	501,880
Ally Financial, Inc.
3.250%, 11/05/2018	1,070,000	1,051,275
American Express Bank FSB
6.000%, 09/13/2017	805,000	857,205
American International Group, Inc.
6.250%, 03/15/2087	100,000	103,750
American Tower Corp.
3.400%, 02/15/2019	740,000	752,097
4.700%, 03/15/2022	935,000	990,533
5.000%, 02/15/2024	1,330,000	1,417,503
5.900%, 11/01/2021	1,500,000	1,665,092
Aquarius & Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	1,360,000	1,385,136
Ares Capital Corp.
3.875%, 01/15/2020 (L)	1,345,000	1,356,806

Active Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Aspen Insurance Holdings, Ltd.
4.650%, 11/15/2023		$2,000,000	$2,053,628
Assurant, Inc.
4.000%, 03/15/2023		1,740,000	1,768,129
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)		1,380,000	1,454,385
AvalonBay Communities, Inc.
5.700%, 03/15/2017		1,500,000	1,562,868
AXA SA
8.600%, 12/15/2030		625,000	810,938
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)		845,000	875,800
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,000,000	1,002,080
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	1,650,000	401,657
Bank of America Corp.
3.625%, 03/17/2016		$1,250,000	1,251,576
3.950%, 04/21/2025		455,000	440,539
4.200%, 08/26/2024		840,000	840,975
4.250%, 10/22/2026		835,000	827,109
4.450%, 03/03/2026		1,480,000	1,487,370
5.000%, 05/13/2021		1,000,000	1,092,336
5.625%, 07/01/2020		1,000,000	1,106,847
5.650%, 05/01/2018		1,000,000	1,067,533
5.750%, 12/01/2017		849,000	900,403
6.875%, 04/25/2018		1,855,000	2,026,064
7.625%, 06/01/2019		685,000	790,039
Bank of America Corp. (6.250% to
09/05/2024, then 3 month
LIBOR + 3.705%)
09/05/2024 (Q)		1,355,000	1,322,683
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)		1,280,000	1,273,600
BankUnited, Inc.
4.875%, 11/17/2025		1,505,000	1,509,331
Barclays Bank PLC
10.179%, 06/12/2021 (S)		1,440,000	1,857,427
Barclays PLC
4.375%, 01/12/2026		1,160,000	1,119,431
BNP Paribas SA (7.375% to 08/19/2025,
then 5 Year U.S. Swap Rate + 5.150%)
08/19/2025 (Q)(S)		335,000	313,225
Boston Properties LP
3.700%, 11/15/2018		1,042,000	1,079,656
BPCE SA
4.500%, 03/15/2025 (S)		1,385,000	1,306,788
5.700%, 10/22/2023 (S)		1,405,000	1,445,478
Brandywine Operating Partnership LP
5.700%, 05/01/2017		1,500,000	1,558,050
Capital One Financial Corp.
2.450%, 04/24/2019		910,000	909,999
3.150%, 07/15/2016		1,000,000	1,007,225
3.500%, 06/15/2023		605,000	605,133
4.200%, 10/29/2025		1,415,000	1,388,593
4.750%, 07/15/2021		1,500,000	1,615,061

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp. (5.550% to
06/01/2020, then 3 month
LIBOR + 3.800%)
06/01/2020 (Q)	$1,015,000	$982,013
Capital One NA
2.350%, 08/17/2018	1,170,000	1,164,568
CIT Group, Inc.
5.500%, 02/15/2019 (S)	1,000,000	1,033,120
Citigroup, Inc.
3.500%, 05/15/2023	1,390,000	1,365,073
4.500%, 01/14/2022	1,000,000	1,073,400
5.500%, 09/13/2025	1,000,000	1,071,330
Citigroup, Inc. (5.950% to 08/15/2020,
then 3 month LIBOR + 4.095%)
08/15/2020 (Q)	975,000	916,500
CNA Financial Corp.
6.500%, 08/15/2016	985,000	1,006,887
7.250%, 11/15/2023	750,000	885,228
CNO Financial Group, Inc.
5.250%, 05/30/2025	1,540,000	1,493,800
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025	1,200,000	1,234,699
Commerzbank AG
8.125%, 09/19/2023 (S)	1,790,000	1,955,575
Corrections Corp. of America
4.625%, 05/01/2023	910,000	914,550
5.000%, 10/15/2022	390,000	401,700
Credit Acceptance Corp.
6.125%, 02/15/2021 (L)	1,385,000	1,288,050
Credit Agricole SA
4.375%, 03/17/2025 (S)	1,400,000	1,332,901
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)	1,345,000	1,185,045
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	1,450,000	1,277,447
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)	1,265,000	1,325,088
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 Year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	975,000	938,599
Credito Real SAB de CV
7.500%, 03/13/2019 (S)	1,240,000	1,209,000
Crown Castle International Corp.
4.450%, 02/15/2026	1,130,000	1,148,494
5.250%, 01/15/2023	1,000,000	1,058,750
Crown Castle Towers LLC
4.174%, 08/15/2037 (S)	2,000,000	2,038,986
4.883%, 08/15/2040 (S)	1,235,000	1,328,619
6.113%, 01/15/2040 (S)	1,373,000	1,513,004
DDR Corp.
3.500%, 01/15/2021	1,350,000	1,365,728
Deutsche Bank AG
4.500%, 04/01/2025	648,000	549,267
Discover Bank
2.600%, 11/13/2018	1,705,000	1,703,281

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Discover Financial Services
3.950%, 11/06/2024	$1,210,000	$1,184,698
5.200%, 04/27/2022	1,200,000	1,261,884
Doric Nimrod Air Alpha 2013-1 Class A
Pass Through Trust
5.250%, 05/30/2025 (S)	838,656	849,139
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (S)	403,269	403,269
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through Trust
5.125%, 11/30/2024 (S)	814,370	812,095
Enova International, Inc.
9.750%, 06/01/2021	1,235,000	852,150
EPR Properties
5.250%, 07/15/2023	2,000,000	2,049,438
5.750%, 08/15/2022	1,300,000	1,389,376
Equity Commonwealth
5.875%, 09/15/2020	1,200,000	1,306,878
ERP Operating LP
3.375%, 06/01/2025	605,000	615,494
5.750%, 06/15/2017	342,000	358,761
Essex Portfolio LP
5.500%, 03/15/2017	1,430,000	1,483,568
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	1,085,000	975,144
FS Investment Corp.
4.000%, 07/15/2019	1,330,000	1,321,459
Genworth Holdings, Inc.
4.900%, 08/15/2023	400,000	234,000
HBOS PLC
6.750%, 05/21/2018 (S)	2,415,000	2,596,874
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,278,305
4.250%, 11/15/2023	1,000,000	978,089
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,117,028
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	600,000	550,500
ING Bank NV
5.800%, 09/25/2023 (S)	1,515,000	1,623,494
ING Groep NV (6.500% to 04/16/2025,
then 5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (Q)	455,000	412,059
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,167,686
Iron Mountain, Inc.
5.750%, 08/15/2024	1,330,000	1,331,663
6.000%, 08/15/2023	1,295,000	1,375,938
iStar, Inc.
5.000%, 07/01/2019	435,000	405,094
Jefferies Group LLC
5.125%, 04/13/2018	1,100,000	1,135,615
6.875%, 04/15/2021	1,530,000	1,713,852
8.500%, 07/15/2019	1,135,000	1,283,544
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,000,000	1,007,741
3.375%, 05/01/2023	1,750,000	1,727,404
4.125%, 12/15/2026	1,400,000	1,420,335

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
4.500%, 01/24/2022	$1,300,000	$1,408,662
4.625%, 05/10/2021	2,355,000	2,573,026
6.300%, 04/23/2019	1,267,000	1,421,898
JPMorgan Chase & Co. (5.000% to
07/01/2019, then 3 month
LIBOR + 3.320%)
07/01/2019 (Q)	1,615,000	1,510,025
JPMorgan Chase & Co. (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	1,095,000	1,024,175
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	2,190,000	2,321,400
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,845,000	1,844,078
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	628,062
Legg Mason, Inc.
3.950%, 07/15/2024	1,340,000	1,326,975
Leucadia National Corp.
5.500%, 10/18/2023	3,770,000	3,363,198
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	2,000,000	2,049,090
Liberty Mutual Group, Inc. (7.800% to
3/15/2037, then 3 month
LIBOR + 3.576%)
03/07/2087 (S)	1,235,000	1,350,781
Liberty Property LP
4.400%, 02/15/2024	1,000,000	1,039,121
5.500%, 12/15/2016	1,500,000	1,543,025
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,117,643
8.750%, 07/01/2019	900,000	1,075,178
Lloyds Banking Group PLC
5.300%, 12/01/2045 (S)	1,410,000	1,367,598
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 Year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	1,170,000	1,093,950
Loews Corp.
2.625%, 05/15/2023	870,000	852,271
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (S)	1,585,000	1,537,425
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	1,350,000	1,353,251
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	1,600,000	1,568,000
Markel Corp.
5.000%, 03/30/2043	1,730,000	1,774,162
5.350%, 06/01/2021	1,500,000	1,651,494
Marsh & McLennan Companies, Inc.
4.050%, 10/15/2023	2,000,000	2,092,716
McGraw Hill Financial, Inc.
4.000%, 06/15/2025	1,680,000	1,704,627
4.400%, 02/15/2026	1,145,000	1,202,697

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc.
3.000%, 03/01/2025	$14,000	$13,376
6.400%, 12/15/2066	1,175,000	1,149,103
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,559,739
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	1,080,000	1,121,729
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,491,311
Morgan Stanley
1.070%, 10/18/2016 (P)	830,000	828,694
2.450%, 02/01/2019	845,000	848,459
4.100%, 05/22/2023	1,100,000	1,109,150
4.300%, 01/27/2045	780,000	743,791
4.875%, 11/01/2022	1,140,000	1,201,928
5.500%, 01/26/2020 to 07/24/2020	2,450,000	2,702,083
5.550%, 04/27/2017	805,000	839,864
5.625%, 09/23/2019	1,000,000	1,097,488
5.950%, 12/28/2017	290,000	309,664
6.625%, 04/01/2018	140,000	152,419
7.300%, 05/13/2019	2,490,000	2,847,664
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	300,000	280,500
Morgan Stanley (5.550% to 07/15/2020,
then 3 month LIBOR + 3.810%)
07/15/2020 (Q)	1,080,000	1,059,747
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	860,050
6.875%, 05/01/2021	635,000	661,988
National Retail Properties, Inc.
3.300%, 04/15/2023	1,740,000	1,713,992
Nationstar Mortgage LLC
6.500%, 07/01/2021	1,085,000	956,156
7.875%, 10/01/2020	1,100,000	1,036,750
9.625%, 05/01/2019	630,000	648,900
NewStar Financial, Inc.
7.250%, 05/01/2020	1,465,000	1,303,850
Nippon Life Insurance Company (5.100%
to 10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	980,000	1,016,750
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	951,570
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	975,000	964,685
4.950%, 04/01/2024	2,010,000	2,055,006
5.250%, 01/15/2026	595,000	602,487
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	770,000	861,544
Piedmont Operating Partnership LP
4.450%, 03/15/2024	1,000,000	1,024,117
Popular, Inc.
7.000%, 07/01/2019	760,000	727,700
Prologis International Funding II
4.875%, 02/15/2020 (S)	1,900,000	2,026,762
Prudential Financial, Inc.
5.375%, 06/21/2020	700,000	773,078
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month
LIBOR + 3.040%)
03/15/2044	890,000	835,488

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	$883,000	$896,263
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	910,000	850,850
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,662,000	1,961,509
Radian Group, Inc.
5.250%, 06/15/2020	650,000	614,250
Realty Income Corp.
3.250%, 10/15/2022	1,020,000	1,004,260
5.375%, 09/15/2017	1,250,000	1,314,158
5.950%, 09/15/2016	560,000	573,132
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	1,500,000	1,588,875
RLI Corp.
4.875%, 09/15/2023	2,000,000	2,137,454
Royal Bank of Scotland Group PLC
(8.000% to 08/10/2025, then 5 Year
U.S. Swap Rate + 5.720%)
08/10/2025 (Q)	700,000	638,750
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)	1,220,000	1,150,533
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	1,395,000	1,401,975
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	913,504
Societe Generale SA (8.000% to
09/29/2025, then 5 Year
U.S. ISDAFIX + 5.873%)
09/29/2025 (Q)(S)	1,365,000	1,248,933
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)	995,000	979,872
State Street Corp.
3.100%, 05/15/2023	1,540,000	1,551,436
Stearns Holdings LLC
9.375%, 08/15/2020 (S)	520,000	501,800
Stifel Financial Corp.
4.250%, 07/18/2024	2,555,000	2,540,475
Sumitomo Mitsui Banking Corp
2.450%, 01/10/2019	2,007,000	2,025,555
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,016,864
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	577,700
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,550,000	1,948,550
The Allstate Corp. (5.750% to 08/15/2023,
then 3 month LIBOR + 2.938%)
08/15/2053	2,000,000	1,992,500
The Bear Stearns Companies LLC
7.250%, 02/01/2018	925,000	1,013,739

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	$900,000	$1,018,125
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	2,200,000	2,238,179
3.750%, 05/22/2025	1,120,000	1,134,335
4.750%, 10/21/2045	565,000	571,821
5.250%, 07/27/2021	715,000	793,132
5.375%, 03/15/2020	1,000,000	1,096,421
5.950%, 01/18/2018	750,000	799,715
6.150%, 04/01/2018	1,000,000	1,077,842
The Hartford Financial
Services Group, Inc.
5.500%, 03/30/2020	1,325,000	1,467,762
6.625%, 03/30/2040	500,000	617,207
The Hartford Financial Services
Group, Inc. (8.125% to 06/15/2018,
then 3 month LIBOR + 4.6025%)
06/15/2068	1,655,000	1,770,685
The PNC Financial Services Group, Inc.
2.854%, 11/09/2022	2,280,000	2,272,971
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	1,110,000	1,015,650
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	1,440,000	1,540,440
USB Realty Corp.
1.769%, 01/15/2017 (P)(Q)(S)	830,000	654,663
Ventas Realty LP
3.500%, 02/01/2025	1,935,000	1,875,050
3.750%, 05/01/2024	505,000	504,590
Vereit Operating Partnership LP
2.000%, 02/06/2017	400,000	392,600
4.600%, 02/06/2024	1,632,000	1,550,400
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,340,633
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	1,977,000	1,836,020
Weingarten Realty Investors
3.375%, 10/15/2022	1,505,000	1,499,717
Wells Fargo & Company
3.450%, 02/13/2023	1,100,000	1,114,843
3.500%, 03/08/2022	1,700,000	1,785,214
4.650%, 11/04/2044	505,000	494,065
5.375%, 11/02/2043	2,000,000	2,164,020
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)	1,685,000	1,784,078
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	1,660,000	1,664,150
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	1,399,000	1,439,221

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo Bank NA
5.850%, 02/01/2037	$555,000	$668,682
Welltower, Inc.
3.750%, 03/15/2023	570,000	564,993
4.500%, 01/15/2024	2,000,000	2,036,316
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,497,771
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,132,351
		275,165,218
Health care - 2.3%
AbbVie, Inc.
3.600%, 05/14/2025	1,630,000	1,661,646
4.400%, 11/06/2042	2,000,000	1,916,844
Actavis Funding SCS
3.800%, 03/15/2025	2,480,000	2,553,515
4.750%, 03/15/2045	850,000	867,201
Agilent Technologies, Inc.
3.875%, 07/15/2023	930,000	951,468
Alere, Inc.
7.250%, 07/01/2018	635,000	665,163
Allergan, Inc.
3.375%, 09/15/2020	1,487,000	1,522,670
5.750%, 04/01/2016	400,000	401,404
Anthem, Inc.
3.300%, 01/15/2023	1,500,000	1,476,479
4.650%, 08/15/2044	1,280,000	1,206,463
6.375%, 06/15/2037	415,000	482,210
Celgene Corp.
5.000%, 08/15/2045	1,815,000	1,857,974
Centene Escrow Corp.
6.125%, 02/15/2024 (S)	410,000	435,113
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,074,487
6.150%, 11/15/2036	500,000	586,837
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)	509,000	493,730
Covidien International Finance SA
6.000%, 10/15/2017	610,000	652,804
Express Scripts Holding Company
4.500%, 02/25/2026	2,020,000	2,033,518
Fresenius US Finance II, Inc.
4.500%, 01/15/2023 (S)	555,000	559,163
HCA, Inc.
4.750%, 05/01/2023	1,000,000	1,022,500
5.250%, 04/15/2025	1,150,000	1,184,500
7.500%, 02/15/2022	935,000	1,056,363
Laboratory Corp. of America Holdings
4.000%, 11/01/2023	2,000,000	2,044,016
Mallinckrodt International Finance SA
5.500%, 04/15/2025 (S)	215,000	202,638
5.750%, 08/01/2022 (S)	950,000	938,125
Medco Health Solutions, Inc.
7.125%, 03/15/2018	795,000	868,979
MEDNAX, Inc.
5.250%, 12/01/2023 (S)	205,000	212,431
Medtronic, Inc.
4.625%, 03/15/2045	1,280,000	1,363,931
Molina Healthcare, Inc.
5.375%, 11/15/2022 (S)	980,000	992,250
Mylan, Inc.
2.600%, 06/24/2018	940,000	931,824

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Perrigo Company PLC
2.300%, 11/08/2018	$2,000,000	$1,967,748
Quest Diagnostics, Inc.
4.700%, 03/30/2045	1,250,000	1,182,710
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	380,000	390,450
Select Medical Corp.
6.375%, 06/01/2021	1,395,000	1,255,500
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	9,000	9,857
UnitedHealth Group, Inc.
3.750%, 07/15/2025	1,475,000	1,569,577
5.375%, 03/15/2016	15,000	15,023
5.700%, 10/15/2040	1,500,000	1,793,826
5.800%, 03/15/2036	115,000	139,028
WellCare Health Plans, Inc.
5.750%, 11/15/2020	565,000	580,538
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	2,675,000	2,642,579
		43,763,082
Industrials - 4.1%
AerCap Ireland Capital, Ltd.
4.625%, 10/30/2020	350,000	357,000
Ahern Rentals, Inc.
7.375%, 05/15/2023 (S)	1,325,000	795,000
Air Lease Corp.
3.375%, 01/15/2019 (L)	1,305,000	1,278,900
3.875%, 04/01/2021	680,000	657,900
4.750%, 03/01/2020 (L)	2,090,000	2,126,575
5.625%, 04/01/2017	510,000	522,495
Aircastle, Ltd.
5.500%, 02/15/2022	710,000	709,113
6.250%, 12/01/2019	560,000	592,928
7.625%, 04/15/2020	430,000	470,850
America West Airlines 2000-1 Pass
Through Trust
8.057%, 01/02/2022	241,298	265,428
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 07/31/2019 (S)	1,602,019	1,666,099
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	1,814,739	1,912,281
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 01/15/2022 (S)	258,840	260,134
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	1,750,315	1,645,646
American Airlines 2016-1 Class A Pass
Through Trust
4.100%, 07/15/2029	645,000	647,419
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	635,000	625,475
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	1,838,962	1,917,118
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (S)	595,296	610,178
Builders FirstSource, Inc.
10.750%, 08/15/2023 (S)	755,000	703,660

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Casella Waste Systems, Inc.
7.750%, 02/15/2019	$850,000	$835,125
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	937,698
5.500%, 03/15/2016	405,000	405,642
7.150%, 02/15/2019	450,000	517,056
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 07/02/2019	140,707	143,085
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 03/15/2019	130,878	132,999
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	237,078	251,303
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 10/02/2019	12,432	13,240
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	1,003,785	1,105,368
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	309,847	324,177
CSX Corp.
7.375%, 02/01/2019	727,000	836,315
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	1,340,014	1,514,216
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	179,209	191,305
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	602,000	525,245
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)	660,000	680,360
EnerSys
5.000%, 04/30/2023 (S)	325,000	309,563
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	2,000,000	1,993,790
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	810,000	807,975
GATX Corp.
5.200%, 03/15/2044	400,000	400,503
General Electric Company
1.098%, 08/15/2036 (P)	945,000	809,367
2.700%, 10/09/2022	1,400,000	1,448,241
General Electric Company (5.000% to
01/21/2021, then 3 month
LIBOR + 3.330%)
01/21/2021 (Q)	3,224,000	3,300,570
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 to 11/15/2025 (S)	1,405,000	1,477,733
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	706,875
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	1,300,000	1,361,243
Lockheed Martin Corp.
2.900%, 03/01/2025	1,282,000	1,279,242
4.700%, 05/15/2046	980,000	1,054,041
Masco Corp.
4.450%, 04/01/2025	895,000	888,842

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Masco Corp. (continued)
5.850%, 03/15/2017	$705,000	$726,150
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	708,149	782,505
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	1,020,000	460,275
7.500%, 04/04/2016 (Q)(S)	620,000	279,000
Optimas OE Solutions Holding LLC
8.625%, 06/01/2021 (S)	460,000	358,800
Owens Corning
4.200%, 12/15/2022	1,255,000	1,261,643
Parker-Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,081,029
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)	1,760,000	1,712,909
Ryder System, Inc.
2.450%, 11/15/2018	1,850,000	1,853,824
Safway Group Holding LLC
7.000%, 05/15/2018 (S)	530,000	536,625
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	569,000	483,650
Stanley Black & Decker, Inc. (5.750% to
12/15/2018, then 3 month
LIBOR + 4.304%)
12/15/2053	1,350,000	1,400,625
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	4,740,000	3,412,800
Textron, Inc.
3.875%, 03/01/2025	590,000	592,551
7.250%, 10/01/2019	720,000	826,217
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	1,700,000	1,696,165
Trinity Industries, Inc.
4.550%, 10/01/2024	1,840,000	1,570,147
Tutor Perini Corp.
7.625%, 11/01/2018	1,085,000	1,063,300
Tyco Electronics Group SA
2.375%, 12/17/2018	2,020,000	2,028,969
4.875%, 01/15/2021	500,000	538,003
6.550%, 10/01/2017	730,000	783,793
UAL 2009-1 Pass Through Trust
10.400%, 05/01/2018	92,403	96,330
UAL 2009-2A Pass Through Trust
9.750%, 07/15/2018	218,151	230,150
Union Pacific Corp.
4.163%, 07/15/2022	686,000	753,958
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	1,305,000	1,313,156
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	1,495,000	1,502,475
United Rentals North America, Inc.
5.500%, 07/15/2025	860,000	815,925
5.750%, 11/15/2024	985,000	960,178
6.125%, 06/15/2023 (L)	2,000,000	2,052,500
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	1,029,040	1,131,944

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 04/01/2026	$917,688	$1,002,574
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)	1,800,000	1,703,250
		77,026,738
Information technology - 1.0%
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)	590,000	563,450
Ancestry.com, Inc.
11.000%, 12/15/2020	730,000	768,325
Electronic Arts, Inc.
4.800%, 03/01/2026	2,265,000	2,281,861
Fidelity National Information
Services, Inc.
5.000%, 10/15/2025	1,140,000	1,184,724
Fiserv, Inc.
3.850%, 06/01/2025	1,386,000	1,429,993
Juniper Networks, Inc.
4.350%, 06/15/2025	1,000,000	966,941
Leidos, Inc.
5.500%, 07/01/2033	825,000	731,688
Micron Technology, Inc.
5.875%, 02/15/2022	940,000	863,531
Qorvo, Inc.
6.750%, 12/01/2023 (S)	540,000	549,450
7.000%, 12/01/2025 (S)	470,000	482,925
QUALCOMM, Inc.
3.450%, 05/20/2025	1,000,000	1,004,805
Rackspace Hosting, Inc.
6.500%, 01/15/2024 (S)	1,240,000	1,168,700
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)	865,000	769,850
VeriSign, Inc.
5.250%, 04/01/2025	900,000	886,500
Visa, Inc.
3.150%, 12/14/2025	1,680,000	1,745,401
4.300%, 12/14/2045	1,785,000	1,913,986
Zebra Technologies Corp.
7.250%, 10/15/2022	730,000	761,025
		18,073,155
Materials - 1.4%
Alcoa, Inc.
5.720%, 02/23/2019	150,000	151,875
5.870%, 02/23/2022	650,000	624,000
Allegheny Technologies, Inc.
9.375%, 06/01/2019	1,745,000	1,457,075
ArcelorMittal
10.850%, 06/01/2019	740,000	778,850
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	908,652	847,318
Ashland, Inc.
4.750%, 08/15/2022	1,000,000	987,500
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,360,000	1,346,400
Cemex SAB de CV
6.125%, 05/05/2025 (S)	1,160,000	1,044,000
6.500%, 12/10/2019 (S)	1,050,000	1,039,500
CF Industries, Inc.
4.950%, 06/01/2043	730,000	573,984
Commercial Metals Company
7.350%, 08/15/2018	655,000	679,563

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)	$2,000,000	$1,904,630
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,034,941
Glencore Finance Canada, Ltd.
4.950%, 11/15/2021 (S)	1,100,000	918,500
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	635,000	685,723
Methanex Corp.
5.650%, 12/01/2044	1,050,000	801,428
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	710,000	710,000
Norbord, Inc.
6.250%, 04/15/2023 (S)	725,000	695,094
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	1,525,000	1,490,688
Platform Specialty Products Corp.
6.500%, 02/01/2022 (S)	1,750,000	1,417,500
Rain CII Carbon LLC
8.250%, 01/15/2021 (S)	1,055,000	770,150
The Chemours Company
6.625%, 05/15/2023 (S)	406,000	293,335
The Dow Chemical Company
3.000%, 11/15/2022	460,000	454,894
4.125%, 11/15/2021	1,700,000	1,796,067
The Mosaic Company
4.250%, 11/15/2023	1,700,000	1,662,524
The Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,042,994
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	645,000	541,800
		25,750,333
Telecommunication services - 1.7%
America Movil SAB de CV
4.375%, 07/16/2042	1,500,000	1,387,005
AT&T, Inc.
4.350%, 06/15/2045	762,000	649,101
4.750%, 05/15/2046	930,000	845,999
5.550%, 08/15/2041	800,000	786,006
5.600%, 05/15/2018	500,000	539,176
CC Holdings GS V LLC
3.849%, 04/15/2023	1,190,000	1,199,044
CenturyLink, Inc.
7.600%, 09/15/2039	1,000,000	830,000
Columbus International, Inc.
7.375%, 03/30/2021 (S)	550,000	570,900
Comcel Trust
6.875%, 02/06/2024 (S)	490,000	437,325
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018	870,000	969,921
8.750%, 06/15/2030	227,000	320,215
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	960,000	748,800
Digicel, Ltd.
6.750%, 03/01/2023 (S)	850,000	720,375
Frontier Communications Corp.
8.875%, 09/15/2020 (S)	1,090,000	1,125,425
GCI, Inc.
6.875%, 04/15/2025	760,000	742,900
Millicom International Cellular SA
4.750%, 05/22/2020 (S)	1,145,000	1,045,900
6.625%, 10/15/2021 (S)	1,000,000	940,000

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)	$505,000	$436,926
Rogers Communications, Inc.
5.450%, 10/01/2043	2,000,000	2,152,990
SBA Tower Trust
3.598%, 04/15/2043 (S)	2,100,000	2,118,239
Sprint Capital Corp.
6.875%, 11/15/2028	450,000	326,250
T-Mobile USA, Inc.
6.125%, 01/15/2022	485,000	499,550
6.250%, 04/01/2021	560,000	586,600
Telecom Italia Capital SA
7.200%, 07/18/2036	760,000	706,800
Verizon Communications, Inc.
4.272%, 01/15/2036	2,045,000	1,876,392
4.400%, 11/01/2034	875,000	822,138
4.522%, 09/15/2048	615,000	561,087
4.672%, 03/15/2055	991,000	875,212
4.862%, 08/21/2046	2,930,000	2,863,111
5.012%, 08/21/2054	1,643,000	1,528,084
6.550%, 09/15/2043	905,000	1,097,416
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	750,000	690,000
		30,998,887
Utilities - 2.0%
Appalachian Power Company
7.000%, 04/01/2038	425,000	545,186
Arizona Public Service Company
5.500%, 09/01/2035	222,000	265,853
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	107,000	113,420
Berkshire Hathaway Energy Company
3.750%, 11/15/2023	2,000,000	2,129,484
BVPS II Funding Corp.
8.890%, 06/01/2017	28,000	28,892
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	13,509
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	212,525
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,082,013
Centrica PLC
4.000%, 10/16/2023 (S)	2,000,000	2,053,180
Commonwealth Edison Company
5.800%, 03/15/2018	1,270,000	1,375,406
Duke Energy Corp.
3.950%, 10/15/2023	2,000,000	2,076,604
Dynegy, Inc.
6.750%, 11/01/2019	375,000	349,688
7.625%, 11/01/2024	1,505,000	1,245,388
Electricite de France SA
3.625%, 10/13/2025 (S)	840,000	850,251
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	1,075,000	933,906
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	1,055,000	914,744
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,019,850
Exelon Generation Company LLC
5.600%, 06/15/2042	298,000	269,856

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Corp.
4.250%, 03/15/2023	$1,500,000	$1,565,850
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	875,000	920,859
6.875%, 06/21/2023 (S)	505,000	583,149
7.250%, 01/15/2019 (S)	800,000	882,904
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/01/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	451,750
NiSource Finance Corp.
5.650%, 02/01/2045	2,000,000	2,313,522
NRG Yield Operating LLC
5.375%, 08/15/2024	2,680,000	2,358,400
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,764,946
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	529,402
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,072,725
PNPP II Funding Corp.
9.120%, 05/30/2016	26,000	26,253
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,590,000	1,620,767
3.500%, 12/01/2022	1,530,000	1,571,911
PSEG Power LLC
8.625%, 04/15/2031	214,000	263,113
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,122,641
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,311,962
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	848,559
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	635,000	690,880
Talen Energy Supply LLC
6.500%, 06/01/2025	690,000	476,100
TransAlta Corp.
6.900%, 05/15/2018	580,000	565,633
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	773,224
W3A Funding Corp.
8.090%, 01/02/2017	428,904	428,346
		37,622,651
TOTAL CORPORATE BONDS (Cost $690,089,610)		$684,741,356

CAPITAL PREFERRED SECURITIES - 0.5%
Financials - 0.5%
BAC Capital Trust XIV, Series G
4.000%, 03/18/2016 (P)(Q)	1,479,000	1,035,300
Goldman Sachs Capital II
4.000%, 04/04/2016 (P)(Q)	1,950,000	1,384,500
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month
LIBOR + 3.960%)
12/15/2067 (S)	375,000	427,500
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2068 (S)	780,000	1,014,000

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
Sovereign Capital Trust VI
7.908%, 06/13/2036	$887,000	$897,597
State Street Capital Trust IV
1.512%, 06/01/2077 (P)	1,830,000	1,281,000
SunTrust Preferred Capital I
4.000%, 04/04/2016 (P)(Q)	102,000	73,440
USB Capital IX
3.500%, 04/04/2016 (P)(Q)	725,000	520,641
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	1,950,000	1,946,100
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2067 (S)	1,877,000	1,859,169
		10,439,247
TOTAL CAPITAL PREFERRED SECURITIES (Cost $10,807,699)		$10,439,247

TERM LOANS (M) - 0.2%
Consumer staples - 0.1%
The Sun Products Corp.
5.500%, 03/23/2020	825,429	782,781
Financials - 0.0%
Walter Investment Management Corp.
4.750%, 12/19/2020	435,202	357,954
Industrials - 0.1%
Delta Air Lines, Inc.
3.250%, 10/18/2018	531,540	530,212
GOL LuxCo SA
6.500%, 08/31/2020	885,000	880,575
WP CPP Holdings LLC
4.500%, 12/28/2019	485,000	440,542
		1,851,329
Utilities - 0.0%
ExGen Texas Power LLC
5.750%, 09/16/2021	834,203	500,522
TOTAL TERM LOANS (Cost $3,961,234)		$3,492,586

CONVERTIBLE BONDS - 0.0%
Utilities - 0.0%
NRG Yield, Inc.
3.250%, 06/01/2020 (S)	835,000	681,569
TOTAL CONVERTIBLE BONDS (Cost $835,000)		$681,569

MUNICIPAL BONDS - 0.2%
Buckeye Ohio Tobacco Settlement
Financing Authority
5.875%, 06/01/2030	850,000	775,659
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	796,667
State of Hawaii Department of Business
Economic Development & Tourism
1.467%, 07/01/2022	1,732,116	1,727,353
TOTAL MUNICIPAL BONDS (Cost $3,041,967)		$3,299,679

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.1%
Commercial and residential - 12.5%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
1.016%, 08/25/2035 (P)	$623,109	$592,296
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.656%, 06/25/2045 (P)	1,186,715	1,092,444
Series 2005-1, Class AHM,
2.866%, 06/25/2045 (P)	859,944	841,447
Series 2004-4, Class 5A,
2.866%, 02/25/2045 (P)	132,357	132,342
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	2,150,000	2,385,207
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	3,782,000	4,153,018
AOA Mortgage Trust, Series 2015-1177,
Class C 3.010%, 12/13/2029 (P)(S)	1,435,000	1,371,982
BAMLL Commercial
Mortgage Securities Trust
Series 2013-DSNY, Class E,
3.027%, 09/15/2026 (P)(S)	700,000	668,081
Series 2014-ICTS, Class D,
2.327%, 06/15/2028 (P)(S)	685,000	651,293
Series 2014-ICTS, Class E,
3.377%, 06/15/2028 (P)(S)	390,000	358,914
Series 2015-200P, Class F,
3.596%, 04/14/2033 (P)(S)	1,375,000	1,129,130
Banc of America
Commercial Mortgage Trust
Series 2006-5, Class AM,
5.448%, 09/10/2047	1,750,000	1,770,183
Series 2006-6, Class AJ,
5.421%, 10/10/2045	345,000	344,008
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,650,000	1,673,445
Series 2007-3, Class AJ,
5.566%, 06/10/2049 (P)	1,500,000	1,488,300
Series 2007-3, Class AM,
5.566%, 06/10/2049 (P)	1,000,000	1,031,301
Series 2007-3, Class AMF,
5.317%, 06/10/2049	2,100,000	2,158,911
Series 2007-4, Class AM,
5.808%, 02/10/2051 (P)	2,800,000	2,913,674
Series 2007-5, Class AM,
5.772%, 02/10/2051 (P)	747,000	772,098
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2005-5, Class XC IO
0.035%, 10/10/2045 (S)	6,033,660	2,835
Banc of America Mortgage Trust,
Series 2003-I, Class 2A6
3.006%, 10/25/2033 (P)	1,655,088	1,674,579
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.786%, 04/25/2035 (P)(S)	1,383,997	1,257,625
Series 2005-3A, Class A1,
0.756%, 11/25/2035 (P)(S)	853,282	723,275
Series 2005-4A , Class A2,
0.826%, 01/25/2036 (P)(S)	942,184	814,832
Series 2006-1A, Class A2,
0.796%, 04/25/2036 (P)(S)	488,753	410,040

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bayview Commercial Asset Trust (continued)
Series 2006-2A, Class A2,
0.716%, 07/25/2036 (P)(S)	$869,864	$718,492
BBCMS Trust
Series 2015, Class C,
2.427%, 02/15/2028 (P)(S)	705,000	671,294
Series 2015-MSQ, Class D,
3.990%, 09/15/2022 (P)(S)	1,575,000	1,527,825
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1,
1.136%, 01/25/2035 (P)	1,527,474	1,471,217
Series 2005-1, Class A1,
0.996%, 01/25/2035 (P)	1,000,455	961,109
Series 2005-5, Class 1A4,
0.996%, 07/25/2035 (P)	908,839	854,015
Series 2005-7, Class 11A1,
0.976%, 08/25/2035 (P)	2,346,994	2,208,437
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034	1,466,923	1,468,078
Series 2003-AC4, Class A,
5.500%, 09/25/2033	831,239	829,732
Bear Stearns Commercial
Mortgage Securities Trust
Series 2004-PWR6, Class X1 IO,
0.443%, 11/11/2041 (S)	6,506,472	104,895
Series 2005-PWR8, Class X1 IO,
0.258%, 06/11/2041 (S)	1,860,482	632
Series 2004-PWR5, Class X1 IO,
0.604%, 07/11/2042 (S)	29,831	456
Series 2004-T16, Class X1 IO,
0.401%, 02/13/2046 (S)	30,914	211
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.646%, 12/25/2036 (P)	981,931	781,366
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.691%, 07/05/2033 (P)(S)	1,000,000	975,480
Series 2014-ATLS, Class DFL,
3.429%, 07/05/2033 (P)(S)	1,625,000	1,551,946
BLCP Hotel Trust, Series 2014-CLRN,
Class D 2.931%, 08/15/2029 (P)(S)	2,035,000	1,869,360
BWAY Mortgage Trust
Series 2013-1515, Class F,
3.927%, 03/10/2033 (P)(S)	1,670,000	1,476,735
Series 2013-1515, Class XB IO,
0.403%, 03/10/2033 (S)	46,410,000	1,591,580
Series 2015-1740, Class D,
3.787%, 01/13/2035 (P)(S)	1,210,000	1,099,371
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2,
4.116%, 05/15/2029 (P)(S)	1,475,000	1,333,385
Series 2015-JWRZ, Class GL1,
3.277%, 05/15/2029 (P)(S)	1,000,000	957,893
Series 2015-JWRZ, Class GL2,
4.115%, 05/15/2029 (P)(S)	1,340,000	1,217,001
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.427%, 12/15/2027 (P)(S)	1,805,000	1,691,536

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.236%, 04/15/2044 (S)	$4,873,595	$192,634
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class F
3.786%, 04/10/2028 (P)(S)	1,075,000	970,881
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.599%, 07/20/2034 (P)	299,829	298,457
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class E
2.777%, 06/15/2033 (P)(S)	1,610,000	1,536,450
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AMFX 5.366%, 12/11/2049 (P)	1,900,000	1,933,560
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank)
Series 2014-CR16, Class XA IO,
1.245%, 04/10/2047	12,005,042	744,197
Series 2015-CR27, Class B,
4.361%, 10/10/2058 (P)	740,000	731,232
Commercial Mortgage Trust
(Deutsche Bank)
Series 2007-C9, Class AJFL,
1.119%, 12/10/2049 (P)(S)	1,000,000	934,562
Series 2007-C9, Class G,
5.813%, 12/10/2049 (P)(S)	800,000	787,377
Series 2012-CR3, Class XA IO,
1.945%, 10/15/2045	32,402,206	2,910,279
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	850,000	912,433
Series 2012-LC4, Class XA IO,
2.383%, 12/10/2044 (S)	5,726,880	518,194
Series 2013-300P, Class D,
4.394%, 08/10/2030 (P)(S)	1,620,000	1,589,737
Series 2013-300P, Class E,
4.394%, 08/10/2030 (P)(S)	800,000	754,189
Series 2013-CR11, Class B,
5.162%, 10/10/2046 (P)	2,260,000	2,466,373
Series 2013-CR13, Class C,
4.752%, 12/10/2023 (P)	960,000	958,511
Series 2013-CR6, Class XA IO,
1.497%, 03/10/2046	13,619,316	668,781
Series 2013-LC13, Class B,
4.877%, 08/10/2046 (P)(S)	1,290,000	1,391,030
Series 2014-FL4, Class D,
2.032%, 07/13/2031 (P)(S)	1,555,000	1,518,251
Series 2014-TWC, Class D,
2.674%, 02/13/2032 (P)(S)	1,390,000	1,315,182
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley),
Series 2014-PAT, Class D
2.577%, 08/13/2027 (P)(S)	2,005,000	1,892,658
Commercial Mortgage Trust
(Deutsche Bank/UBS)
Series 2014-UBS2, Class D,
5.015%, 03/10/2047 (P)(S)	500,000	405,706
Series 2014-UBS2, Class XA IO,
1.241%, 03/10/2047	10,347,069	750,325

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Goldman
Sachs/Royal Bank of Scotland),
Series 2007-GG11, Class AJ
6.033%, 12/10/2049 (P)	$1,230,000	$1,208,911
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO,
1.800%, 08/15/2045	22,527,332	1,918,223
Series 2014-CR15, Class XA IO,
1.319%, 02/10/2047	18,111,720	1,037,150
Series 2014-CR16, Class C,
4.905%, 04/10/2047 (P)	1,435,000	1,328,560
Core Industrial Trust, Series 2015-CALW,
Class F 3.850%, 02/10/2034 (P)(S)	1,575,000	1,396,292
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL,
0.660%, 01/15/2049 (P)	1,000,000	950,867
Series 2007-C3, Class AM,
5.699%, 06/15/2039 (P)	1,550,000	1,569,557
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.442%, 02/15/2038 (S)	3,791,484	4,154
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	225,665	226,251
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,234,231
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.706%, 06/25/2034 (P)	922,392	867,011
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.880%, 07/19/2044 (P)	1,466,154	1,326,138
Extended Stay America Trust,
Series 2013-ESH5, Class C5
2.675%, 12/05/2031 (S)	1,150,000	1,141,714
First Horizon Alternative Mortgage
Securities Trust, Series 2004-AA2,
Class 2A1 2.331%, 08/25/2034 (P)	609,034	594,400
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.631%, 11/25/2049 (P)(S)	1,055,000	1,115,951
Series 2011-K11, Class B,
4.423%, 12/25/2048 (P)(S)	875,000	918,623
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX,
3.382%, 12/15/2019 (P)(S)	735,000	695,027
Series 2015-NRF, Class EFX,
3.382%, 12/15/2019 (P)(S)	2,245,000	2,059,062
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.008%, 06/10/2048 (S)	105,201	0
Great Wolf Trust, Series 2015-WOLF,
Class D 3.927%, 05/15/2034 (P)(S)	1,725,000	1,611,484
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG5, Class AJ,
5.446%, 04/10/2037 (P)	92,161	92,108
Series 2006-GG7, Class AM,
5.877%, 07/10/2038 (P)	1,465,000	1,465,898
Series 2007-GG11, Class AM,
5.867%, 12/10/2049 (P)	1,500,000	1,545,112

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2010-C2, Class XA IO,
0.171%, 12/10/2043 (S)	$36,669,142	$265,510
Series 2011-GC5, Class XA IO,
1.624%, 08/10/2044 (S)	22,206,417	928,324
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,108,874
Series 2014-NEW, Class D,
3.790%, 01/10/2031 (S)	1,300,000	1,225,245
Series 2015-590M, Class C,
3.805%, 10/10/2035 (P)(S)	1,580,000	1,514,913
Series 2005-GG4, Class XC IO,
0.645%, 07/10/2039 (S)	135,408	66
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.458%, 08/19/2045	3,689,791	211,533
Series 2005-9, Class 2A1C,
0.882%, 06/20/2035 (P)	1,505,127	1,365,464
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	5,219,359	82,158
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	5,467,011	80,092
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	4,215,775	54,008
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.577%, 07/15/2029 (P)(S)	1,475,000	1,376,480
Hilton USA Trust
Series 2013-HLF, Class EFL,
4.179%, 11/05/2030 (P)(S)	1,088,057	1,077,295
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	1,656,000	1,651,043
Series 2013-HLT, Class EFX,
5.222%, 11/05/2030 (P)(S)	1,000,000	994,753
Hudsons Bay Simon JV Trust,
Series 2015-HBFL, Class DFL
4.079%, 08/05/2034 (P)(S)	995,000	956,579
Impac Mortgage Holdings, Inc.,
Series 2004-4, Class M2
1.246%, 02/25/2035 (P)	945,000	865,031
Impac Secured Assets Trust,
Series 2006-5, Class 2A
0.636%, 12/25/2036 (P)	911,584	845,690
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.183%, 07/25/2035	18,699,621	1,513,286
Series 2005-AR8, Class AX2 IO,
2.220%, 05/25/2035	19,530,310	1,569,706
Series 2005-AR18, Class 1X IO,
2.059%, 10/25/2036	13,925,179	1,338,768
Series 2005-AR18, Class 2X IO,
1.704%, 10/25/2036	18,263,704	1,117,663
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.105%, 05/15/2048 (S)	23,848,599	952,568
JPMBB Commercial
Mortgage Securities Trust
Series 2013-C14, Class XA IO,
0.962%, 08/15/2046	19,192,624	643,020
Series 2014-C19, Class C,
4.675%, 04/15/2047 (P)	2,185,000	2,031,500

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	$2,000,000	$2,019,318
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,699,120
Series 2006-LDP8, Class C,
5.549%, 05/15/2045 (P)	1,000,000	997,338
Series 2007-LD12, Class AM,
6.010%, 02/15/2051 (P)	2,115,000	2,212,649
Series 2011-C3A, Class XA IO,
1.090%, 02/15/2046 (S)	19,655,253	675,757
Series 2011-C4, Class XA IO,
1.409%, 07/15/2046 (S)	27,066,392	885,650
Series 2012-HSBC, Class XA IO,
1.431%, 07/05/2032 (S)	24,735,000	1,976,888
Series 2014-FBLU, Class D,
3.027%, 12/15/2028 (P)(S)	1,730,000	1,646,009
Series 2014-FL5, Class C,
2.527%, 07/15/2031 (P)(S)	2,475,000	2,378,603
Series 2014-INN, Class F,
4.431%, 06/15/2029 (P)(S)	2,125,000	2,039,703
Series 2014-PHH, Class C,
2.527%, 08/15/2027 (P)(S)	2,215,000	2,151,360
Series 2015-MAR7, Class C,
4.490%, 06/05/2032 (S)	1,625,000	1,605,135
Series 2015-SG, Class B,
3.177%, 07/15/2036 (P)(S)	1,145,000	1,136,699
Series 2015-UES, Class E,
3.621%, 09/05/2032 (P)(S)	1,000,000	917,913
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,154,783	1,173,070
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	3,617,208	3,688,274
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class AJ,
5.872%, 06/15/2038 (P)	950,000	957,228
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	500,000	495,137
Series 2007-C7, Class AJ,
6.244%, 09/15/2045 (P)	500,000	488,007
Series 2004-C1, Class XCL IO,
0.441%, 01/15/2036 (S)	4,557,138	6,190
Series 2005-C1, Class XCL IO,
0.290%, 02/15/2040 (S)	33,760	150
Lehman Brothers Small Balance
Commercial Mortgage Pass-Through
Certificates, Series 2005-1A, Class A
0.686%, 02/25/2030 (P)(S)	918,554	856,398
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.536%, 11/25/2034 (P)	1,120,000	1,085,531
Series 2004-13, Class 2A1,
2.781%, 04/21/2034 (P)	226,407	225,919
Series 2004-8, Class 5A1,
2.715%, 08/25/2034 (P)	204,774	201,495
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	769,850	787,730
Merrill Lynch Mortgage Investors Trust,
Series 2005-2, Class 1A
1.904%, 10/25/2035 (P)	1,039,314	1,000,597

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.370%, 02/12/2051 (S)	$43,996,951	$247,333
Series 2005-CIP1, Class XC IO,
0.034%, 07/12/2038 (S)	12,190,070	32
Series 2006-C2, Class X IO,
0.347%, 08/12/2043 (S)	12,689,755	16,424
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	2,740,000	2,773,335
Series 2007-5, Class AMFL,
0.607%, 08/12/2048 (P)(S)	1,000,000	943,581
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	1,525,000	1,534,031
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
1.794%, 08/15/2045 (S)	17,562,830	1,149,536
Series 2012-C6, Class XA IO,
2.074%, 11/15/2045 (S)	14,080,707	1,047,299
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	996,365
Series 2013-C7, Class C,
4.180%, 02/15/2046 (P)	899,000	874,401
Series 2013-C7, Class XA IO,
1.656%, 02/15/2046	28,994,078	2,062,215
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	745,000	739,816
Morgan Stanley Capital I Trust
Series 2006-T23, Class A4,
5.866%, 08/12/2041 (P)	353,956	354,865
Series 2007-IQ14, Class AM,
5.697%, 04/15/2049 (P)	3,095,000	3,122,341
Series 2011-C3, Class XA IO,
1.204%, 07/15/2049 (S)	18,629,084	467,065
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,476,802
Series 2014-150E, Class D,
4.295%, 09/09/2032 (P)(S)	3,385,000	3,371,236
Series 2015, Class XLF1 C,
2.627%, 08/14/2031 (P)(S)	1,635,000	1,603,664
Series 2005-IQ9, Class X1 IO,
1.341%, 07/15/2056 (S)	110,452	1,356
Series 2005-T17, Class X1 IO,
0.833%, 12/13/2041 (S)	134,883	492
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 2A2
2.875%, 08/25/2034 (P)	1,194,168	1,171,162
MortgageIT Trust, Series 2005-2,
Class 1A2 0.766%, 05/25/2035 (P)	708,212	652,299
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2004-AP3, Class A6
4.793%, 10/25/2034	179,478	183,624
Opteum Mortgage Acceptance Corp.
Asset Backed Pass-Through Certificates
Series 2005-2, Class M2,
0.886%, 04/25/2035 (P)	1,190,000	1,085,981
Series 2005-3, Class APT,
0.726%, 07/25/2035 (P)	1,208,498	1,163,607

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.226%, 12/25/2045	$9,401,818	$974,138
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	861	865
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.632%, 05/20/2035 (P)	3,172	2,866
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.877%, 11/25/2023 (P)	1,018,873	1,016,486
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	900,000	914,733
TMSQ Mortgage Trust, Series 2011-1500,
Class D 3.835%, 10/10/2036 (P)(S)	925,000	864,201
UBS Commercial Mortgage Trust,
Series 2012-C1, Class B
4.822%, 05/10/2045	850,000	889,383
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.664%, 05/10/2063 (S)	22,158,494	1,354,032
VNDO Mortgage Trust,
Series 2013-PENN, Class D
3.947%, 12/13/2029 (P)(S)	1,919,000	1,890,739
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C21, Class AJ,
5.298%, 10/15/2044 (P)	264,469	264,241
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	1,800,000	1,767,122
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	600,000	588,086
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,000,000	2,054,765
Series 2007-C33, Class AJ,
5.954%, 02/15/2051 (P)	1,000,000	993,053
Series 2005-C17, Class XC IO,
0.244%, 03/15/2042 (S)	1,556,852	7,402
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.836%, 06/25/2044 (P)	894,460	820,978
Series 2004-CB2, Class 1A,
5.000%, 07/25/2034	878,731	912,897
Series 2005-AR19, Class A1A2,
0.726%, 12/25/2045 (P)	1,275,583	1,121,678
Series 2005-AR2, Class 2A1B,
0.806%, 01/25/2045 (P)	2,116,841	1,893,599
Series 2005-AR2, Class 2A3,
0.786%, 01/25/2045 (P)	676,396	624,385
Series 2005-AR8, Class 2AB2,
0.856%, 07/25/2045 (P)	2,544,486	2,226,081
Series 2005-AR8, Class 2AB3,
0.796%, 07/25/2045 (P)	755,729	657,125
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	6,838	6,834
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.710%, 03/18/2028 (P)(S)	4,125,000	3,979,649
Series 2013-BTC, Class E,
3.550%, 04/16/2035 (P)(S)	2,735,000	2,405,437

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial
Mortgage Trust (continued)
Series 2015-LC22, Class B,
4.539%, 09/15/2058 (P)	$1,000,000	$1,023,923
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.764%, 03/25/2035 (P)	704,109	697,611
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO,
0.808%, 02/15/2044 (S)	46,550,682	1,517,157
Series 2011-C3, Class XA IO,
1.442%, 03/15/2044 (S)	32,372,282	1,595,047
Series 2012-C10, Class XA IO,
1.740%, 12/15/2045 (S)	8,604,366	698,306
Series 2012-C9, Class XA IO,
2.160%, 11/15/2045 (S)	24,985,564	2,295,469
Series 2013-C15, Class B,
4.480%, 08/15/2046 (P)	1,505,000	1,547,667
Series 2013-C15, Class C,
4.480%, 08/15/2046 (P)	1,000,000	979,083
Series 2013-C16, Class B,
4.981%, 09/15/2046 (P)	635,000	675,020
Series 2013-C16, Class XA IO,
1.012%, 09/15/2046	15,311,219	682,367
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
2.998%, 11/15/2029 (P)(S)	192,823	185,568
		233,505,321
U.S. Government Agency - 2.6%
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2,
2.286%, 10/25/2027 (P)	1,255,000	1,225,322
Series 2015-DNA1, Class M3,
3.736%, 10/25/2027 (P)	425,000	382,627
Series 290, Class IO,
3.500%, 11/15/2032	4,378,049	691,376
Series 3387, Class SB IO,
5.993%, 11/15/2037	5,991,969	1,131,408
Series 3632, Class AP,
3.000%, 02/15/2040	2,511,391	2,612,194
Series 3830, Class NI IO,
4.500%, 01/15/2036	3,639,806	232,040
Series K005, Class AX IO,
1.369%, 11/25/2019	28,187,820	1,240,380
Series K006, Class BX1 IO,
5.354%, 02/25/2020	4,480,144	846,215
Series K010, Class X1 IO,
0.320%, 10/25/2020	34,388,289	325,141
Series K011, Class X1 IO,
0.299%, 11/25/2020	53,253,565	641,519
Series K014, Class X1 IO,
1.216%, 04/25/2021	14,508,758	775,336
Series K015, Class X1 IO,
1.628%, 07/25/2021	20,289,640	1,449,855
Series K017, Class X1 IO,
1.415%, 12/25/2021	24,147,000	1,562,494
Series K018, Class X1 IO,
1.408%, 01/25/2022	10,472,487	697,743
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	1,025,615
Series K021, Class X1 IO,
1.491%, 06/25/2022	16,486,627	1,240,187

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K022, Class X1 IO,
1.279%, 07/25/2022	$30,110,931	$1,985,253
Series K024, Class X1 IO,
0.887%, 09/25/2022	10,928,327	500,361
Series K026, Class X1 IO,
1.040%, 11/25/2022	13,500,251	744,797
Series K038, Class A2,
3.389%, 03/25/2024	3,600,000	3,890,264
Series K705, Class X1 IO,
1.732%, 09/25/2018	15,279,336	582,538
Series K707, Class X1 IO,
1.538%, 12/25/2018	11,229,433	412,409
Series K709, Class X1 IO,
1.526%, 03/25/2019	32,567,837	1,301,095
Series K710, Class X1 IO,
1.766%, 05/25/2019	42,946,400	2,044,549
Series KAIV, Class X1 IO,
1.339%, 06/25/2021	25,216,233	1,373,760
Series KS01, Class X1 IO,
1.439%, 01/25/2023	15,495,720	1,034,558
Series KS03, Class X IO,
0.315%, 08/25/2025	39,198,457	763,751
Series T-41, Class 3A,
5.990%, 07/25/2032 (P)	1,741	2,025
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	353	412
Series 2011-118, Class CD,
3.500%, 10/25/2039	3,186,161	3,343,647
Series 2011-41, Class KA,
4.000%, 01/25/2041	931,799	979,409
Series 2011-86, Class NA,
4.000%, 01/25/2041	1,664,180	1,718,161
Series 2012-103, Class PS IO,
6.214%, 04/25/2042	3,206,513	625,685
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	4,387,774	648,799
Series 2012-30, Class PB,
2.250%, 10/25/2040	2,266,088	2,294,468
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,191,481	2,212,786
Series 2012-M5, Class X IO,
0.605%, 02/25/2022	31,672,613	934,567
Series 2012-MB, Class X1 IO,
2.116%, 12/25/2019	10,458,616	421,411
Series 2013-M11, Class SA IO,
6.234%, 01/25/2018	5,351,704	226,250
Series 2002-W3, Class A5,
7.500%, 11/25/2041	13,112	15,417
Government National
Mortgage Association
Series 2008-90, Class IO,
0.736%, 12/16/2050	6,652,715	597,677
Series 2012-114, Class IO,
0.904%, 01/16/2053	19,019,914	1,334,140
Series 2012-120, Class IO,
0.905%, 02/16/2053	15,682,042	994,555
Series 2012-125, Class IO,
0.501%, 02/16/2053	17,091,831	772,421
Series 2012-70, Class IO,
0.592%, 08/16/2052	9,824,197	384,656

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2013-63, Class IO,
0.769%, 09/16/2051	$18,761,648	$1,107,132
		49,326,405
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $285,461,426)		$282,831,726

ASSET BACKED SECURITIES - 10.1%
ABCLO, Ltd., Series 2007-1A, Class C
2.472%, 04/15/2021 (P)(S)	2,000,000	1,975,338
ACA CLO, Ltd., Series 2007-1A, Class E
5.372%, 06/15/2022 (P)(S)	1,096,477	969,558
ACAS CLO, Ltd., Series 2007-1A,
Class D 4.874%, 04/20/2021 (P)(S)	1,500,000	1,484,826
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-HE3, Class M2
1.111%, 05/25/2035 (P)	760,000	728,946
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1
0.886%, 10/25/2035 (P)	2,915,000	2,625,371
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.689%, 05/10/2032 (P)(S)	282,551	279,020
Ally Auto Receivables Trust
Series 2014-2, Class A4,
1.840%, 01/15/2020	2,385,000	2,405,776
Series 2015-1, Class A4,
1.750%, 05/15/2020	1,725,000	1,734,457
Ally Master Owner Trust
Series 2012-4, Class A,
1.720%, 07/15/2019	1,380,000	1,382,971
Series 2015-3, Class A,
1.630%, 05/15/2020	2,515,000	2,514,845
Alterna Funding I LLC, Series 2014-1A
1.639%, 02/15/2021 (S)	515,179	510,349
American Express Credit Account
Master Trust, Series 2014-4, Class A
1.430%, 06/15/2020	2,505,000	2,515,725
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.846%, 01/25/2036 (P)	1,100,000	1,028,939
Series 2005-R3, Class M2,
0.906%, 05/25/2035 (P)	1,070,000	1,008,931
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	35	38
Apidos Cinco CDO, Ltd., Series 2007-CA,
Class D 4.868%, 05/14/2020 (P)(S)	1,000,000	942,687
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	3,455,000	3,470,281
Arby’s Funding LLC, Series 2015-1A,
Class A2 4.969%, 10/30/2045 (S)	2,114,700	2,210,890
Argent Securities, Inc.
Series 2003-W10, Class M1,
1.516%, 01/25/2034 (P)	519,792	475,997
Series 2004-W6, Class M1,
1.261%, 05/25/2034 (P)	427,482	403,418
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	1,100,000	1,123,817

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Bank of the West Auto Trust
Series 2014-1, Class A4,
1.650%, 03/16/2020 (S)	$2,035,000	$2,033,458
Series 2015-1, Class A4,
1.660%, 09/15/2020 (S)	2,045,000	2,039,335
Battalion CLO, Ltd., Series 2007-1A,
Class D 2.774%, 07/14/2022 (P)(S)	1,250,000	1,181,819
Bayview Financial Mortgage Pass-
Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041	1,020,301	1,073,662
Blue Hill CLO, Ltd., Series 2013-1A,
Class E 5.222%, 01/15/2026 (P)(S)	1,000,000	530,943
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2,
0.676%, 07/25/2036 (P)(S)	2,115,775	1,976,260
Series 2006-1A, Class A3,
0.786%, 07/25/2036 (P)(S)	1,315,000	1,106,197
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.736%, 06/27/2033 (P)(S)	1,252,982	1,065,035
California Republic
Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	1,770,000	1,769,787
Series 2015-2, Class A4,
1.750%, 01/15/2021	2,015,000	2,001,148
Canaras Summit CLO, Ltd.,
Series 2007-1A, Class E
4.920%, 06/19/2021 (P)(S)	1,250,000	1,213,701
Capital One Multi-Asset Execution Trust,
Series 2015-A5, Class A5
1.600%, 05/17/2021	2,330,000	2,345,238
CarMax Auto Owner Trust
Series 2015-2, Class A4,
1.800%, 03/15/2021	975,000	983,514
Series 2016-1, Class A4,
1.880%, 06/15/2021	980,000	987,069
Chase Issuance Trust
Series 2014-A7, Class A,
1.380%, 11/15/2019	2,735,000	2,746,691
Series 2015, Class A2A,
1.590%, 02/18/2020	2,575,000	2,592,757
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	900,000	903,496
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	1,115,000	1,189,114
Series 2014-A8, Class A8,
1.730%, 04/09/2020	2,860,000	2,886,629
Citicorp Residential Mortgage Trust,
Series 2007-2, Class A6
5.451%, 06/25/2037	337,897	348,681
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	3,878,144	3,938,115
CNH Equipment Trust, Series 2015-C,
Class A3 1.660%, 11/16/2020	2,905,000	2,920,964
COA Caerus CLO, Ltd., Series 2007-6A,
Class D 7.367%, 12/13/2019 (P)(S)	1,000,000	974,421
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	1,177,068	1,248,579

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.243%, 02/25/2035	$844,755	$853,731
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.856%, 07/25/2035 (P)	605,000	585,341
Series 2006-MH1, Class B1,
5.330%, 10/25/2036 (S)	460,000	411,283
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,576,667	1,516,591
CSMC Trust, Series 2006-CF2, Class M1
0.906%, 05/25/2036 (P)(S)	1,322,587	1,291,120
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	4,836,150	4,769,895
Discover Card Execution Note Trust,
Series 2016-A1, Class A1
1.640%, 07/15/2021	3,695,000	3,713,703
Driven Brands Funding LLC,
Series 2015-1A, Class A2
5.216%, 07/20/2045 (S)	1,536,150	1,554,811
Encore Credit Receivables Trust,
Series 2005-2, Class M2
1.126%, 11/25/2035 (P)	1,246,502	1,214,732
EquiFirst Mortgage Loan Trust,
Series 2004-3, Class M3
1.411%, 12/25/2034 (P)	1,010,913	896,349
Foothill CLO, Ltd., Series 2007-1A,
Class E 4.118%, 02/22/2021 (P)(S)	1,350,000	1,310,120
Ford Credit Auto Owner Trust
Series 2014-1, Class B,
2.410%, 11/15/2025 (S)	1,470,000	1,492,669
Series 2015-A, Class A4,
1.640%, 06/15/2020	1,175,000	1,181,916
Series 2015-B, Class A4,
1.580%, 08/15/2020	1,235,000	1,241,423
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A,
1.490%, 09/15/2019	2,275,000	2,279,293
Series 2014-4, Class A1,
1.400%, 08/15/2019	2,905,000	2,907,086
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	1,594,874	1,588,053
Gale Force 4 CLO, Ltd., Series 2007-4A,
Class D 4.118%, 08/20/2021 (P)(S)	1,000,000	988,403
GE Equipment Midticket LLC,
Series 2014-1, Class A4
1.590%, 08/22/2023	640,000	644,443
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	675,000	676,613
Series 2015-2, Class A4,
1.850%, 07/22/2019	2,213,000	2,220,297
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	1,390,000	1,386,890
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
2.022%, 04/15/2019 (P)(S)	2,000,000	1,890,966
Goldentree Loan Opportunities V, Ltd.,
Series 2007-5A, Class E
5.620%, 10/18/2021 (P)(S)	1,100,000	1,080,412

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Greens Creek Funding, Ltd.,
Series 2007-1A, Class C
2.870%, 04/18/2021 (P)(S)	$1,000,000	$966,937
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.706%, 10/25/2035 (P)	1,126,348	1,049,019
GSAA Trust, Series 2005-10, Class M3
0.986%, 06/25/2035 (P)	1,630,000	1,576,952
GSC Group CDO Fund VIII, Ltd.,
Series 2007-8A, Class C
2.095%, 04/17/2021 (P)(S)	1,000,000	979,939
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.736%, 03/25/2035 (P)(S)	1,312,810	1,286,213
Halcyon Loan Investors CLO I, Inc.,
Series 2006-1A, Class D
4.118%, 11/20/2020 (P)(S)	700,000	656,669
HarbourView CLO VI, Ltd.,
Series HARV6-6A, Class D
4.303%, 12/27/2019 (P)(S)	1,500,000	1,447,410
Harch CLO III, Ltd., Series 2007-1A,
Class D 2.368%, 04/17/2020 (P)(S)	1,300,000	1,276,532
Home Equity Asset Trust
Series 2005-1, Class M4,
1.456%, 05/25/2035 (P)	875,000	836,962
Series 2005-3, Class M4,
1.396%, 08/25/2035 (P)	800,000	732,524
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	3,500,000	3,506,303
Series 2015-2, Class A4,
1.470%, 08/23/2021	1,790,000	1,793,954
Series 2015-3, Class A4,
1.560%, 10/18/2021	1,835,000	1,845,173
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	1,700,000	1,705,578
Series 2015, Class AA4,
1.650%, 12/15/2021	935,000	940,067
KVK CLO, Ltd., Series 2012-1A, Class E
6.872%, 07/15/2023 (P)(S)	1,300,000	1,094,461
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A,
0.956%, 06/25/2035 (P)	1,052,782	1,003,490
Series 2005-WMC1, Class M1,
1.186%, 09/25/2035 (P)	640,103	601,468
Miramax LLC, Series 2014-1A, Class A2
3.340%, 07/20/2026 (S)	891,360	896,256
Mountain View CLO II, Ltd.,
Series 2006-2A, Class B
1.021%, 01/12/2021 (P)(S)	1,000,000	944,599
MVW Owner Trust
Series 2014-1A, Class A,
2.250%, 09/20/2031 (S)	433,384	426,232
Series 2015-1A, Class A,
2.520%, 12/20/2032 (S)	1,215,216	1,214,143
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
0.716%, 09/25/2036 (P)	2,030,000	1,876,854
Nautique Funding, Ltd., Series 2006-1A,
Class D 4.622%, 04/15/2020 (P)(S)	1,000,000	939,050
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
1.111%, 03/25/2035 (P)	2,125,000	1,949,741

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
New Century Home Equity
Loan Trust (continued)
Series 2005-2, Class M2,
0.886%, 06/25/2035 (P)	$2,920,000	$2,747,605
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	2,545,000	2,546,727
Octagon Investment Partners XI, Ltd.
Series 2007-1A, Class B,
1.379%, 08/25/2021 (P)(S)	1,000,000	940,238
Series 2007-1A, Class C,
2.629%, 08/25/2021 (P)(S)	750,000	701,309
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	1,345,000	1,341,372
RASC Series Trust, Series 2005-KS7,
Class M4 1.016%, 08/25/2035 (P)	2,000,000	1,883,484
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035	1,885,000	1,892,575
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.586%, 09/25/2036 (P)	1,879,683	1,726,127
Shasta CLO, Ltd., Series 2007-1A,
Class B2L 4.174%, 04/20/2021 (P)(S)	1,500,000	1,426,260
Shinnecock CLO, Series 2006-1A,
Class D 2.422%, 07/15/2018 (P)(S)	1,400,000	1,340,179
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	953,731	956,932
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	893,826	922,863
Soundview Home Loan Trust,
Series 2005-CTX1, Class M2
0.876%, 11/25/2035 (P)	955,000	898,161
Specialty Underwriting &
Residential Finance Trust
Series 2005-AB1, Class M1,
1.081%, 03/25/2036 (P)	486,606	479,382
Series 2006-BC1, Class A2D,
0.736%, 12/25/2036 (P)	2,280,000	2,205,991
Structured Asset Investment Loan Trust
Series 2005-1, Class M2,
1.156%, 02/25/2035 (P)(S)	1,485,000	1,389,080
Series 2005-2, Class M2,
1.171%, 03/25/2035 (P)	2,245,000	2,087,245
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M1
0.866%, 09/25/2035 (P)	775,000	731,861
SunTrust Auto Receivables Trust,
Series 2015-1, Class A4
1.780%, 01/15/2021 (S)	2,070,000	2,079,914
Symphony CLO IV, Ltd., Series 2007-4A,
Class D 3.870%, 07/18/2021 (P)(S)	1,000,000	980,274
TAL Advantage V LLC
Series 2013-1A, Class A,
2.830%, 02/22/2038 (S)	910,000	856,704
Series 2014-1A, Class A,
3.510%, 02/22/2039 (S)	1,916,000	1,832,589
Telos CLO, Ltd., Series 2007-2A, Class D
2.822%, 04/15/2022 (P)(S)	1,000,000	975,489

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4,
1.440%, 04/15/2020	$1,165,000	$1,169,224
Series 2015-B, Class A4,
1.740%, 09/15/2020	1,715,000	1,731,503
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	1,360,000	1,344,789
Voya CLO III, Ltd., Series 2006-3A,
Class D 4.120%, 12/13/2020 (P)(S)	850,000	804,514
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.371%, 06/15/2045 (S)	2,867,813	2,795,257
Series 2015-1A, Class A2II,
4.080%, 06/15/2045 (S)	1,396,500	1,363,543
Westgate Resorts LLC
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	379,301	378,915
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	238,212	238,078
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	1,894,315	1,870,636
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	1,213,742	1,199,518
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	595,235	595,235
Series 2015-1A, Class A,
2.750%, 05/20/2027 (S)	999,028	991,834
Series 2015-2A, Class B,
4.000%, 07/20/2028 (S)	2,179,039	2,175,552
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	1,390,000	1,389,844
TOTAL ASSET BACKED SECURITIES (Cost $190,460,618)		$190,082,262

PREFERRED SECURITIES - 0.5%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	$429,935
Financials - 0.4%
Discover Financial Services, 6.500%	31,500	825,300
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%)	26,000	783,250
GMAC Capital Trust I, 6.402%	76,423	1,854,022
Regions Financial Corp., 6.375% (L)	41,628	1,055,270
The Goldman Sachs Group, Inc. (5.500%
to 05/10/2023, then
3 month LIBOR + 3.640%)	32,950	812,218
Wells Fargo & Company,
Series L, 7.500%	483	565,975
Weyerhaeuser Company, 6.375%	5,600	260,288
		6,156,323
Utilities - 0.1%
Dominion Resources, Inc., 6.375%	29,102	1,412,029
Exelon Corp., 6.500%	13,538	600,410
		2,012,439
TOTAL PREFERRED SECURITIES (Cost $8,871,480)		$8,598,697

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers
Holdings, Inc., 01/26/2017 (I)	1,120,000	$89,040
TOTAL ESCROW CERTIFICATES (Cost $0)		$89,040

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock
Collateral Trust, 0.4639% (W)(Y)	694,906	$6,952,747
TOTAL SECURITIES LENDING COLLATERAL (Cost $6,952,515)		$6,952,747

SHORT-TERM INVESTMENTS - 10.4%
Money market funds - 8.7%
State Street Institutional U.S. Government
Money Market Fund, 0.2412% (Y)	163,336,065	$163,336,065
Repurchase agreement - 1.7%
Barclays Tri-Party Repurchase Agreement
dated 02/29/2016 at 0.300% to be
repurchased at $28,374,236 on
03/01/2016, collateralized by
$21,064,500 U.S. Treasury Bonds,
4.500% due 08/15/2039 (valued at
$28,941,797, including interest)	$28,374,000	$28,374,000
Repurchase Agreement with State
Street Corp. dated 02/29/2016 at
0.030% to be repurchased at $2,692,002
on 03/01/2016, collateralized by
$2,760,000 U.S. Treasury Notes,
0.500% due 07/31/2017 (valued at
$2,749,650, including interest)	2,692,000	2,692,000
		31,066,000
TOTAL SHORT-TERM INVESTMENTS (Cost $194,402,065)		$194,402,065
Total Investments (Active Bond Fund)
(Cost $1,964,439,453) - 104.7%		$1,963,818,425
Other assets and liabilities, net - (4.7%)		(88,217,439)
TOTAL NET ASSETS - 100.0%		$1,875,600,986

All Cap Core Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.6%
Consumer discretionary - 14.3%
Auto components - 1.7%
Cooper Tire & Rubber Company	70,100	$2,754,930
Visteon Corp.	107,900	7,544,368
		10,299,298
Automobiles - 0.3%
General Motors Company	63,400	1,866,496
Hotels, restaurants and leisure - 3.3%
Boyd Gaming Corp. (I)	209,200	3,623,344
Carnival Corp.	86,500	4,148,540
Carrols Restaurant Group, Inc. (I)	45,300	601,131
Isle of Capri Casinos, Inc. (I)	48,800	553,880
McDonald’s Corp.	56,800	6,656,392
Starbucks Corp.	66,600	3,876,786

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Starwood Hotels & Resorts Worldwide, Inc.	1,100	$76,021
		19,536,094
Household durables - 0.1%
Ethan Allen Interiors, Inc.	2,200	62,766
ZAGG, Inc. (I)	64,400	671,048
		733,814
Internet and catalog retail - 1.1%
Amazon.com, Inc. (I)	12,330	6,812,572
Leisure products - 1.8%
Smith & Wesson Holding Corp. (I)	277,100	7,027,256
Sturm Ruger & Company, Inc.	48,100	3,381,911
		10,409,167
Media - 2.2%
Comcast Corp., Class A	8,000	461,840
Omnicom Group, Inc.	65,400	5,088,774
Sirius XM Holdings, Inc. (I)	214,500	797,940
The Walt Disney Company	44,200	4,221,984
Thomson Reuters Corp.	56,800	2,078,880
Time Warner Cable, Inc.	1,600	305,376
		12,954,794
Multiline retail - 0.9%
Target Corp.	66,000	5,177,700
Specialty retail - 2.9%
Aaron’s, Inc.	164,600	3,784,154
Abercrombie & Fitch Company, Class A	233,300	6,777,365
Barnes & Noble, Inc.	30,800	298,760
Francesca’s Holdings Corp. (I)	101,100	1,827,888
Lowe’s Companies, Inc.	29,500	1,992,135
O’Reilly Automotive, Inc. (I)	9,800	2,551,136
		17,231,438
		85,021,373
Consumer staples - 9.0%
Beverages - 0.7%
Dr. Pepper Snapple Group, Inc.	47,000	4,301,910
Food and staples retailing - 1.9%
CVS Health Corp.	13,500	1,311,795
Sysco Corp.	100,500	4,435,065
The Kroger Company	93,200	3,719,612
Wal-Mart Stores, Inc.	30,300	2,010,102
		11,476,574
Food products - 3.6%
Campbell Soup Company	98,100	6,057,675
Hormel Foods Corp.	155,200	6,597,552
Omega Protein Corp. (I)	46,800	1,111,500
Tyson Foods, Inc., Class A	114,800	7,433,300
		21,200,027
Household products - 0.7%
Central Garden & Pet Company, Class A (I)	50,300	680,559
Kimberly-Clark Corp.	2,500	325,750
The Clorox Company	25,300	3,198,426
		4,204,735
Personal products - 0.2%
Medifast, Inc.	5,700	172,995
Natural Health Trends Corp. (L)	33,200	1,034,844
		1,207,839

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco - 1.9%
Altria Group, Inc.	132,200	$8,139,554
Reynolds American, Inc.	64,500	3,252,735
		11,392,289
		53,783,374
Energy - 5.3%
Energy equipment and services - 0.8%
Diamond Offshore Drilling, Inc.	74,700	1,494,747
Noble Corp. PLC (L)	300,000	2,499,000
Schlumberger, Ltd.	9,800	702,856
		4,696,603
Oil, gas and consumable fuels - 4.5%
DHT Holdings, Inc.	290,300	1,692,449
EP Energy Corp., Class A (I)(L)	124,900	214,828
Exxon Mobil Corp.	30,800	2,468,620
Gener8 Maritime, Inc. (I)	15,500	96,255
Marathon Petroleum Corp.	18,100	619,925
Nordic American Tankers, Ltd. (L)	328,700	4,542,634
REX American Resources Corp. (I)	2,200	111,100
Ship Finance International, Ltd. (L)	57,200	745,316
Tesoro Corp.	89,000	7,180,520
Valero Energy Corp.	138,200	8,303,056
Western Refining, Inc.	29,400	784,098
		26,758,801
		31,455,404
Financials - 16.7%
Banks - 5.9%
Banc of California, Inc.	116,100	1,779,813
Bank of America Corp.	551,900	6,909,788
Citigroup, Inc.	266,200	10,341,870
Citizens Financial Group, Inc.	66,100	1,271,103
First BanCorp (I)	119,500	320,260
First Citizens BancShares, Inc., Class A	2,200	515,086
Franklin Financial Network, Inc. (I)	2,900	79,663
Great Southern Bancorp, Inc.	2,300	86,411
Heartland Financial USA, Inc.	21,100	620,340
Popular, Inc.	251,300	6,659,450
SunTrust Banks, Inc.	195,800	6,496,644
The Bancorp, Inc. (I)	37,100	176,967
		35,257,395
Capital markets - 0.9%
INTL. FCStone, Inc. (I)	54,800	1,399,044
KCG Holdings, Inc., Class A (I)	64,500	681,765
The Bank of New York Mellon Corp.	89,100	3,153,249
		5,234,058
Consumer finance - 0.6%
Cash America International, Inc.	90,800	3,059,052
World Acceptance Corp. (I)(L)	6,100	224,053
		3,283,105
Diversified financial services - 1.9%
CME Group, Inc.	39,500	3,611,880
FactSet Research Systems, Inc.	18,700	2,814,163
Intercontinental Exchange, Inc.	800	190,768
MarketAxess Holdings, Inc.	7,400	876,604
McGraw Hill Financial, Inc.	14,500	1,301,230
MSCI, Inc.	39,300	2,771,436
On Deck Capital, Inc. (I)(L)	9,300	62,310
		11,628,391

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance - 3.7%
Chubb, Ltd.	44,277	$5,115,322
Cincinnati Financial Corp.	62,900	3,971,506
Markel Corp. (I)	1,313	1,124,860
Old Republic International Corp.	218,100	3,882,180
Prudential Financial, Inc.	53,500	3,535,815
RenaissanceRe Holdings, Ltd.	17,800	2,014,960
The Hartford Financial Services Group, Inc.	60,100	2,531,412
		22,176,055
Real estate investment trusts - 3.2%
Digital Realty Trust, Inc.	17,500	1,383,725
Equinix, Inc.	16,754	5,088,022
Extra Space Storage, Inc.	12,700	1,043,305
Kimco Realty Corp.	78,300	2,094,525
Public Storage	15,600	3,892,044
Simon Property Group, Inc.	30,700	5,824,711
		19,326,332
Thrifts and mortgage finance - 0.5%
LendingTree, Inc. (I)	18,800	1,661,356
New York Community Bancorp, Inc.	80,300	1,214,939
		2,876,295
		99,781,631
Health care - 15.2%
Biotechnology - 2.7%
Amgen, Inc.	26,700	3,798,876
Emergent BioSolutions, Inc. (I)	22,100	747,643
Gilead Sciences, Inc.	121,800	10,627,050
NewLink Genetics Corp. (I)	16,300	342,952
PDL BioPharma, Inc. (L)	291,800	878,318
		16,394,839
Health care equipment and supplies - 0.2%
C.R. Bard, Inc.	4,200	807,996
LeMaitre Vascular, Inc.	12,900	190,017
OraSure Technologies, Inc. (I)	56,100	376,431
		1,374,444
Health care providers and services - 5.1%
Aetna, Inc.	24,100	2,617,983
Centene Corp. (I)	98,100	5,587,776
Cigna Corp.	30,800	4,299,988
Express Scripts Holding Company (I)	17,500	1,231,650
Health Net, Inc. (I)	67,800	4,218,516
Magellan Health Services, Inc. (I)	2,800	176,358
Molina Healthcare, Inc. (I)	101,000	6,266,040
UnitedHealth Group, Inc.	49,200	5,859,720
		30,258,031
Health care technology - 0.2%
Computer Programs & Systems, Inc. (L)	20,700	1,172,862
Life sciences tools and services - 1.7%
Cambrex Corp. (I)	95,200	3,671,864
Charles River
Laboratories International, Inc. (I)	31,700	2,327,731
Waters Corp. (I)	33,900	4,078,509
		10,078,104
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Company	45,800	2,836,394
Depomed, Inc. (I)	75,000	1,146,000
Johnson & Johnson	148,100	15,581,601
Lannett Company, Inc. (I)(L)	69,800	1,756,168
Merck & Company, Inc.	108,900	5,467,869

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	138,300	$4,103,361
Supernus Pharmaceuticals, Inc. (I)	50,900	638,286
		31,529,679
		90,807,959
Industrials - 11.7%
Aerospace and defense - 2.1%
General Dynamics Corp.	22,900	3,120,583
Huntington Ingalls Industries, Inc.	10,100	1,323,706
Northrop Grumman Corp.	3,800	730,436
Raytheon Company	20,700	2,563,695
Spirit AeroSystems Holdings, Inc., Class A (I)	100,400	4,618,400
		12,356,820
Airlines - 3.3%
Alaska Air Group, Inc.	23,500	1,736,650
American Airlines Group, Inc.	8,100	332,100
Delta Air Lines, Inc.	121,700	5,870,808
Hawaiian Holdings, Inc. (I)	181,500	7,808,130
JetBlue Airways Corp. (I)	153,500	3,377,000
SkyWest, Inc.	6,600	119,130
United Continental Holdings, Inc. (I)	4,700	269,122
		19,512,940
Building products - 1.8%
American Woodmark Corp. (I)	23,300	1,591,157
Gibraltar Industries, Inc. (I)	49,600	1,225,864
Insteel Industries, Inc.	4,200	109,956
Masco Corp.	171,800	4,844,760
Owens Corning	51,300	2,201,796
Universal Forest Products, Inc.	9,300	713,496
		10,687,029
Commercial services and supplies - 0.9%
Ennis, Inc.	46,100	910,014
Waste Management, Inc.	77,300	4,317,205
		5,227,219
Construction and engineering - 1.0%
Argan, Inc.	70,800	2,284,716
Comfort Systems USA, Inc.	133,700	3,750,285
		6,035,001
Electrical equipment - 0.2%
Acuity Brands, Inc.	5,900	1,235,637
Industrial conglomerates - 0.1%
General Electric Company	19,300	562,402
Machinery - 1.2%
FreightCar America, Inc.	25,100	373,237
Global Brass & Copper Holdings, Inc.	44,000	969,760
The Greenbrier Companies, Inc. (L)	171,300	4,359,585
Trinity Industries, Inc.	68,500	1,085,040
Wabash National Corp. (I)	49,500	580,635
		7,368,257
Professional services - 1.1%
Barrett Business Services, Inc.	2,700	94,338
Equifax, Inc.	51,700	5,422,296
Heidrick & Struggles International, Inc.	12,100	284,229
Kelly Services, Inc., Class A	7,300	125,779
RPX Corp. (I)	62,000	614,420
		6,541,062
		69,526,367

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology - 20.5%
Communications equipment - 0.8%
NETGEAR, Inc. (I)	82,700	$3,267,477
Ubiquiti Networks, Inc. (I)(L)	48,300	1,577,961
		4,845,438
Electronic equipment, instruments and components - 1.1%
Jabil Circuit, Inc.	166,900	3,479,865
Multi-Fineline Electronix, Inc. (I)	41,600	938,912
Sanmina Corp. (I)	15,300	315,180
Tech Data Corp. (I)	11,900	837,879
Vishay Intertechnology, Inc.	85,500	1,012,320
		6,584,156
Internet software and services - 1.9%
Alphabet, Inc., Class A (I)	2,198	1,576,450
Alphabet, Inc., Class C (I)	3,507	2,447,079
EarthLink Holdings Corp.	391,700	2,209,188
NIC, Inc.	8,800	154,792
Stamps.com, Inc. (I)	42,800	5,073,084
		11,460,593
IT services - 3.6%
Accenture PLC, Class A	70,600	7,078,356
Automatic Data Processing, Inc.	35,800	3,031,902
CSG Systems International, Inc.	8,900	337,844
Fiserv, Inc. (I)	23,900	2,285,557
Leidos Holdings, Inc. (L)	67,000	2,895,740
NeuStar, Inc., Class A (I)(L)	205,600	5,113,272
The Hackett Group, Inc.	39,900	554,610
		21,297,281
Semiconductors and semiconductor equipment - 3.0%
First Solar, Inc. (I)	44,700	3,212,589
Intel Corp.	141,200	4,178,108
KLA-Tencor Corp.	42,000	2,845,080
Linear Technology Corp.	30,900	1,347,858
MaxLinear, Inc., Class A (I)	60,879	979,543
Micron Technology, Inc. (I)	17,900	190,277
NVIDIA Corp.	145,600	4,566,016
Photronics, Inc. (I)	53,600	545,112
		17,864,583
Software - 5.6%
Activision Blizzard, Inc.	63,400	2,007,878
Cadence Design Systems, Inc. (I)	44,400	956,820
Electronic Arts, Inc. (I)	115,200	7,400,448
Gigamon, Inc. (I)	39,800	1,089,326
Manhattan Associates, Inc. (I)	69,800	3,857,148
Microsoft Corp.	271,893	13,833,916
Paycom Software, Inc. (I)	40,700	1,297,516
Red Hat, Inc. (I)	7,300	477,055
salesforce.com, Inc. (I)	24,800	1,680,200
VASCO Data Security International, Inc. (I)(L)	65,100	895,125
		33,495,432
Technology hardware, storage and peripherals - 4.5%
Apple, Inc.	199,973	19,335,389
HP, Inc.	671,400	7,177,266
		26,512,655
		122,060,138
Materials - 2.1%
Chemicals - 1.7%
Balchem Corp.	9,000	569,430
Chemtura Corp. (I)	37,600	948,648

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
LyondellBasell Industries NV, Class A	59,000	$4,732,390
Rayonier Advanced Materials, Inc.	42,900	320,463
The Dow Chemical Company	48,200	2,343,002
Trinseo SA (I)(L)	42,100	1,255,001
		10,168,934
Construction materials - 0.1%
U.S. Concrete, Inc. (I)	7,000	376,250
Containers and packaging - 0.1%
AEP Industries, Inc.	12,300	968,133
Metals and mining - 0.1%
Newmont Mining Corp.	24,300	627,669
Paper and forest products - 0.1%
Schweitzer-Mauduit International, Inc.	11,700	353,574
		12,494,560
Telecommunication services - 1.4%
Diversified telecommunication services - 1.3%
AT&T, Inc.	92,600	3,421,570
CenturyLink, Inc.	8,600	263,074
IDT Corp., Class B	7,800	101,634
Inteliquent, Inc.	23,500	399,970
Verizon Communications, Inc.	67,900	3,444,567
Vonage Holdings Corp. (I)	42,600	228,762
		7,859,577
Wireless telecommunication services - 0.1%
Shenandoah Telecommunications Company	31,700	765,872
		8,625,449
Utilities - 2.4%
Electric utilities - 1.6%
Entergy Corp.	1,200	86,652
Exelon Corp.	241,000	7,589,090
FirstEnergy Corp.	7,400	247,678
PPL Corp.	53,500	1,871,965
		9,795,385
Multi-utilities - 0.8%
Ameren Corp.	36,000	1,690,200
Consolidated Edison, Inc.	28,500	1,995,285
Public Service Enterprise Group, Inc.	21,200	904,392
		4,589,877
		14,385,262
TOTAL COMMON STOCKS (Cost $563,744,622)		$587,941,517

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral Trust, 0.4639% (W)(Y)	2,114,676	21,157,967
TOTAL SECURITIES LENDING COLLATERAL (Cost $21,157,294)		$21,157,967

SHORT-TERM INVESTMENTS - 1.2%

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 1.2%
State Street Institutional Liquid Reserves
Fund, 0.4194% (Y)	6,856,634	$6,856,634
TOTAL SHORT-TERM INVESTMENTS (Cost $6,856,634)		$6,856,634
Total Investments (All Cap Core Fund)
(Cost $591,758,550) - 103.3%		$615,956,118
Other assets and liabilities, net - (3.3%)		(19,569,395)
TOTAL NET ASSETS - 100.0%		$596,386,723

Alpha Opportunities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.4%
Consumer discretionary - 12.1%
Auto components - 0.4%
Delphi Automotive PLC	88,910	$5,928,515
Automobiles - 0.3%
Fiat Chrysler Automobiles NV	70,087	479,360
Harley-Davidson, Inc.	102,231	4,413,312
		4,892,672
Diversified consumer services - 0.3%
LifeLock, Inc. (I)(L)	99,183	1,093,988
New Oriental Education & Technology
Group, Inc., ADR	95,312	2,967,063
The Honest Company, Inc. (I)(R)	8,330	349,610
		4,410,661
Hotels, restaurants and leisure - 1.6%
Chipotle Mexican Grill, Inc. (I)	1,795	913,942
Domino’s Pizza, Inc.	2,811	373,975
Las Vegas Sands Corp.	25,562	1,234,133
McDonald’s Corp.	70,099	8,214,902
Panera Bread Company, Class A (I)	53,671	11,120,631
Star Entertainment Group, Ltd.	102,636	380,785
Starbucks Corp.	7,130	415,037
Texas Roadhouse, Inc.	1,843	76,872
Wyndham Worldwide Corp.	10,016	729,565
		23,459,842
Household durables - 1.6%
Harman International Industries, Inc.	18,815	1,442,734
Newell Rubbermaid, Inc. (L)	13,875	527,389
NVR, Inc. (I)	8,429	13,798,273
PulteGroup, Inc.	396,621	6,817,915
		22,586,311
Internet and catalog retail - 2.4%
Amazon.com, Inc. (I)	37,973	20,980,842
Expedia, Inc.	15,368	1,599,962
The Priceline Group, Inc. (I)	9,187	11,623,484
TripAdvisor, Inc. (I)	18,779	1,175,565
		35,379,853
Leisure products - 0.1%
Performance Sports Group, Ltd. (I)	191,071	1,452,140
Media - 0.8%
Comcast Corp., Class A	83,841	4,840,141
DISH Network Corp., Class A (I)	20,241	953,958

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Sky PLC	349,818	$5,052,159
		10,846,258
Specialty retail - 3.3%
Advance Auto Parts, Inc.	94,845	14,078,792
CarMax, Inc. (I)(L)	20,156	932,417
DSW, Inc., Class A	18,844	493,713
Jand, Inc., Class A (I)(R)	8,158	79,622
Lowe’s Companies, Inc.	108,518	7,328,221
Ross Stores, Inc.	14,770	812,055
Signet Jewelers, Ltd.	13,563	1,470,229
The Home Depot, Inc.	77,940	9,673,913
The TJX Companies, Inc.	148,996	11,040,604
Tiffany & Company	24,031	1,561,534
Yamada Denki Company, Ltd.	82,723	406,287
		47,877,387
Textiles, apparel and luxury goods - 1.3%
adidas AG	3,903	415,976
ANTA Sports Products, Ltd.	208,145	470,415
Deckers Outdoor Corp. (I)	71,248	4,029,787
Kate Spade & Company (I)	48,671	964,659
NIKE, Inc., Class B	146,262	9,008,277
Pandora A/S	2,754	347,659
Samsonite International SA	1,194,000	3,475,934
		18,712,707
		175,546,346
Consumer staples - 7.5%
Beverages - 2.4%
Anheuser-Busch InBev NV	17,755	1,986,370
Dr. Pepper Snapple Group, Inc.	6,523	597,050
Molson Coors Brewing Company, Class B	29,431	2,509,581
Monster Beverage Corp. (I)	84,056	10,549,028
PepsiCo, Inc.	5,395	527,739
The Coca-Cola Company	444,315	19,163,306
		35,333,074
Food and staples retailing - 0.8%
Ain Holdings, Inc.	9,870	448,311
Costco Wholesale Corp.	75,238	11,287,957
Sysco Corp.	8,733	385,387
		12,121,655
Food products - 2.2%
Bunge, Ltd.	82,781	4,115,871
ConAgra Foods, Inc.	31,094	1,307,814
Greencore Group PLC	1,412,932	7,453,768
Hormel Foods Corp.	12,071	513,138
Kellogg Company	4,041	299,115
McCormick & Company, Inc.	5,940	553,964
Mondelez International, Inc., Class A	158,789	6,435,718
Nomad Foods, Ltd. (I)	492,582	3,851,991
Post Holdings, Inc. (I)	31,726	2,203,688
The Hershey Company	55,927	5,083,205
		31,818,272
Household products - 0.8%
Colgate-Palmolive Company	146,054	9,586,985
Kimberly-Clark Corp.	4,339	565,372
Reckitt Benckiser Group PLC	15,464	1,408,611
The Procter & Gamble Company	3,639	292,175
		11,853,143

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products - 0.4%
Beiersdorf AG	16,968	$1,470,682
Coty, Inc., Class A	27,484	782,744
LG Household & Health Care, Ltd.	2,826	1,983,762
The Estee Lauder Companies, Inc., Class A	14,961	1,366,388
		5,603,576
Tobacco - 0.9%
Altria Group, Inc.	12,353	760,574
British American Tobacco PLC	179,507	9,765,939
Philip Morris International, Inc.	8,320	757,370
Reynolds American, Inc.	17,818	898,562
		12,182,445
		108,912,165
Energy - 4.8%
Energy equipment and services - 0.7%
Halliburton Company	301,636	9,736,810
Oil, gas and consumable fuels - 4.1%
Anadarko Petroleum Corp.	108,705	4,125,355
California Resources Corp.	11,419	6,418
Chevron Corp.	86,688	7,233,247
Cobalt International Energy, Inc. (I)	390,071	1,037,589
EOG Resources, Inc.	14,306	926,170
Golar LNG, Ltd. (L)	98,536	1,806,165
Imperial Oil, Ltd. (L)	239,500	7,630,470
Karoon Gas Australia, Ltd. (I)(L)	626,076	631,759
Newfield Exploration Company (I)	111,415	3,033,830
Occidental Petroleum Corp.	121,475	8,359,910
Pioneer Natural Resources Company	94,409	11,379,117
Raging River Exploration, Inc. (I)	43,800	304,625
Suncor Energy, Inc.	333,057	8,153,235
World Fuel Services Corp.	108,899	5,097,562
		59,725,452
		69,462,262
Financials - 16.6%
Banks - 5.6%
Bank of America Corp.	1,313,074	16,439,686
Citigroup, Inc.	190,737	7,410,132
Cullen/Frost Bankers, Inc. (L)	15,699	752,453
First Citizens BancShares, Inc., Class A	8,483	1,986,125
First Republic Bank	58,601	3,606,306
HDFC Bank, Ltd.	107,662	1,751,092
JPMorgan Chase & Co.	176,275	9,924,283
M&T Bank Corp.	104,481	10,714,527
The PNC Financial Services Group, Inc.	238,435	19,387,150
Wells Fargo & Company	198,330	9,305,644
		81,277,398
Capital markets - 1.5%
BlackRock, Inc.	48,835	15,234,567
Partners Group Holding AG	1,121	405,758
Raymond James Financial, Inc.	14,692	644,097
SEI Investments Company	36,519	1,393,930
The Goldman Sachs Group, Inc.	27,184	4,064,824
		21,743,176
Consumer finance - 0.9%
American Express Company	158,341	8,800,593
LendingClub Corp. (I)(L)	161,877	1,413,186
OneMain Holdings, Inc. (I)	48,141	1,086,542
Santander Consumer USA Holdings, Inc. (I)	101,741	1,042,845
		12,343,166

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services - 1.5%
Berkshire Hathaway, Inc., Class B (I)	41,284	$5,539,074
Cerved Information Solutions SpA (I)	327,340	2,572,302
FactSet Research Systems, Inc.	36,881	5,550,222
Hong Kong Exchanges & Clearing, Ltd.	10,811	234,610
Japan Exchange Group, Inc.	35,536	550,436
MarketAxess Holdings, Inc.	12,725	1,507,404
McGraw Hill Financial, Inc.	14,178	1,272,334
Moody’s Corp.	18,678	1,658,606
MSCI, Inc.	24,567	1,732,465
Nasdaq, Inc.	8,879	561,952
		21,179,405
Insurance - 5.7%
Alleghany Corp. (I)	7,334	3,402,829
American International Group, Inc.	184,222	9,247,944
Assured Guaranty, Ltd.	61,807	1,533,432
Chubb, Ltd.	170,357	19,681,344
Fairfax Financial Holdings, Ltd. (L)	14,388	7,606,499
FNF Group	28,852	951,539
Markel Corp. (I)	15,146	12,975,730
Marsh & McLennan Companies, Inc.	174,232	9,939,936
MetLife, Inc.	125,553	4,966,877
Reinsurance Group of America, Inc.	95,114	8,569,771
White Mountains Insurance Group, Ltd.	5,510	4,225,399
		83,101,300
Real estate investment trusts - 1.3%
American Tower Corp.	102,867	9,484,337
Equinix, Inc.	12,360	3,753,608
Federal Realty Investment Trust	2,556	378,441
Kennedy Wilson Europe Real Estate PLC	369,287	5,766,552
		19,382,938
Real estate management and development - 0.1%
Realogy Holdings Corp. (I)	3,474	111,064
Relo Holdings, Inc.	7,065	866,004
WeWork Companies, Inc., Class A (I)(R)	5,941	268,373
		1,245,441
		240,272,824
Health care - 16.0%
Biotechnology - 1.1%
Actelion, Ltd. (I)	3,576	495,345
Alder Biopharmaceuticals, Inc. (I)(L)	84,410	1,602,946
Alnylam Pharmaceuticals, Inc. (I)	10,688	625,996
Biogen, Inc. (I)	14,646	3,799,465
Five Prime Therapeutics, Inc. (I)	14,865	484,153
Incyte Corp. (I)	24,417	1,794,650
Portola Pharmaceuticals, Inc. (I)	87,550	2,466,284
Regeneron Pharmaceuticals, Inc. (I)	6,766	2,598,279
TESARO, Inc. (I)	22,013	890,646
Vertex Pharmaceuticals, Inc. (I)	8,199	700,933
		15,458,697
Health care equipment and supplies - 3.4%
Becton, Dickinson and Company	74,505	10,985,762
ConforMIS, Inc. (I)(L)	24,234	220,772
Corindus Vascular Robotics, Inc. (I)(L)	810,405	1,094,047
DexCom, Inc. (I)	153,228	9,969,014
Edwards Lifesciences Corp. (I)	21,056	1,831,872
Hologic, Inc. (I)	321,416	11,130,636
Intuitive Surgical, Inc. (I)	10,991	6,188,592
Medtronic PLC	113,516	8,785,003
		50,205,698

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services - 1.7%
Acadia Healthcare Company, Inc. (I)	47,677	$2,641,783
Cardinal Health, Inc.	90,530	7,396,301
Envision Healthcare Holdings, Inc. (I)	123,799	2,722,340
Laboratory Corp. of America Holdings (I)	47,741	5,243,871
UnitedHealth Group, Inc.	51,706	6,158,185
		24,162,480
Health care technology - 0.4%
CareView Communications, Inc. (I)	2,320,370	696,111
Cerner Corp. (I)	101,828	5,199,338
		5,895,449
Life sciences tools and services - 0.1%
Illumina, Inc. (I)	7,561	1,135,965
Pharmaceuticals - 9.3%
Allergan PLC (I)	77,132	22,376,765
Bristol-Myers Squibb Company	627,367	38,852,838
Eisai Company, Ltd.	92,160	5,680,483
Johnson & Johnson	167,354	17,607,314
Merck & Company, Inc.	500,531	25,131,662
Mylan NV (I)	214,458	9,665,622
Ono Pharmaceutical Company, Ltd.	36,345	6,729,618
Santen Pharmaceutical Company, Ltd.	19,515	299,634
Shionogi & Company, Ltd.	12,626	541,380
The Medicines Company (I)	8,879	285,549
TherapeuticsMD, Inc. (I)	1,290,673	7,886,012
		135,056,877
		231,915,166
Industrials - 15.1%
Aerospace and defense - 2.4%
Honeywell International, Inc.	96,786	9,809,261
Lockheed Martin Corp.	30,481	6,577,495
Orbital ATK, Inc.	9,492	795,050
Raytheon Company	4,280	530,078
TransDigm Group, Inc. (I)	8,281	1,768,656
United Technologies Corp.	154,195	14,898,321
		34,378,861
Air freight and logistics - 1.0%
United Parcel Service, Inc., Class B	115,709	11,171,704
XPO Logistics, Inc. (I)(L)	114,563	2,836,580
		14,008,284
Airlines - 0.4%
American Airlines Group, Inc.	12,208	500,528
Spirit Airlines, Inc. (I)	98,137	4,686,042
United Continental Holdings, Inc. (I)	9,434	540,191
		5,726,761
Building products - 1.4%
Builders FirstSource, Inc. (I)	106,142	841,706
Fortune Brands Home & Security, Inc.	186,363	9,359,150
Lennox International, Inc.	77,327	9,991,422
Masonite International Corp. (I)	9,691	557,329
		20,749,607
Commercial services and supplies - 1.2%
Clean Harbors, Inc. (I)	242,232	10,319,083
Republic Services, Inc.	8,391	383,469
Stericycle, Inc. (I)	30,488	3,473,498
Waste Connections, Inc.	32,501	2,004,337
Waste Management, Inc.	11,044	616,807
		16,797,194

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering - 0.0%
Vinci SA	5,850	$404,067
Electrical equipment - 1.5%
Capstone Turbine Corp. (I)(L)	54,508	63,774
Eaton Corp. PLC	237,559	13,471,971
Generac Holdings, Inc. (I)(L)	236,771	8,225,425
SolarCity Corp. (I)(L)	27,731	511,082
		22,272,252
Industrial conglomerates - 1.0%
3M Company	50,645	7,944,681
Danaher Corp.	67,138	5,993,409
		13,938,090
Machinery - 1.6%
Allison Transmission Holdings, Inc.	203,040	4,807,987
IDEX Corp.	84,126	6,322,910
PACCAR, Inc.	104,199	5,366,249
The Middleby Corp. (I)	68,667	6,358,564
		22,855,710
Professional services - 0.0%
FTI Consulting, Inc. (I)	17,199	566,019
Road and rail - 3.0%
AMERCO	10,884	3,731,144
Canadian National Railway Company	181,670	10,553,778
DSV A/S	103,152	4,218,186
Genesee & Wyoming, Inc., Class A (I)	138,540	7,857,989
Hertz Global Holdings, Inc. (I)	493,692	4,196,382
Union Pacific Corp.	170,897	13,476,937
		44,034,416
Trading companies and distributors - 1.5%
AerCap Holdings NV (I)	70,814	2,530,184
Fastenal Company (L)	296,794	13,441,800
MSC Industrial Direct Company, Inc., Class A	86,196	5,997,518
		21,969,502
Transportation infrastructure - 0.1%
Macquarie Infrastructure Company LLC	16,584	1,012,453
		218,713,216
Information technology - 14.9%
Communications equipment - 1.0%
Cisco Systems, Inc.	328,536	8,601,072
Motorola Solutions, Inc.	83,640	6,146,704
ParkerVision, Inc. (I)(L)	1,453,500	321,660
		15,069,436
Electronic equipment, instruments and components - 0.3%
Arrow Electronics, Inc. (I)	77,133	4,408,922
Internet software and services - 5.2%
Alibaba Group Holding, Ltd., ADR (I)(L)	46,719	3,214,734
Alphabet, Inc., Class A (I)	6,808	4,882,834
Alphabet, Inc., Class C (I)	27,015	18,850,257
Apigee Corp. (I)(L)	35,329	206,675
CoStar Group, Inc. (I)	63,619	11,264,380
Envestnet, Inc. (I)	43,415	890,442
Facebook, Inc., Class A (I)	170,070	18,183,884
Gogo, Inc. (I)(L)	129,752	1,411,702
Quotient Technology, Inc. (I)(L)	254,186	2,211,418
Tencent Holdings, Ltd.	198,902	3,639,413
United Internet AG	81,047	3,946,673
VeriSign, Inc. (I)(L)	6,193	523,247
Zillow Group, Inc., Class A (I)(L)	40,678	941,696

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Zillow Group, Inc., Class C (I)(L)	206,681	$4,464,310
		74,631,665
IT services - 1.0%
Accenture PLC, Class A	74,253	7,444,606
Automatic Data Processing, Inc.	73,362	6,213,028
Visa, Inc., Class A	5,496	397,855
Wirecard AG (L)	5,511	217,419
		14,272,908
Semiconductors and semiconductor equipment - 2.7%
Cypress Semiconductor Corp. (I)	56,235	448,755
Intel Corp.	244,284	7,228,364
Lam Research Corp.	63,698	4,669,063
Mellanox Technologies, Ltd. (I)	4,800	243,888
Micron Technology, Inc. (I)	510,710	5,428,847
NXP Semiconductors NV (I)	144,101	10,265,755
Qorvo, Inc. (I)	56,683	2,555,270
Skyworks Solutions, Inc.	42,695	2,837,083
Sumco Corp.	357,820	2,273,202
SunEdison Semiconductor, Ltd. (I)	60,011	409,875
SunPower Corp. (I)(L)	121,995	2,881,522
		39,241,624
Software - 4.6%
Activision Blizzard, Inc.	16,363	518,216
Adobe Systems, Inc. (I)	28,511	2,427,712
Fair Isaac Corp.	1,585	157,739
Microsoft Corp.	568,335	28,916,885
Mobileye NV (I)(L)	126,363	4,101,743
Nintendo Company, Ltd.	12,400	1,735,678
ServiceNow, Inc. (I)	179,388	9,864,546
SS&C Technologies Holdings, Inc.	85,736	4,997,551
Take-Two Interactive Software, Inc. (I)	6,388	229,904
The Sage Group PLC	62,296	514,046
Workday, Inc., Class A (I)	212,034	12,817,455
		66,281,475
Technology hardware, storage and peripherals - 0.1%
Pure Storage, Inc., Class A (I)(L)	4,430	63,703
Pure Storage, Inc., Class B (I)	119,359	1,686,672
Stratasys, Ltd. (I)	169	3,186
		1,753,561
		215,659,591
Materials - 4.1%
Chemicals - 2.2%
CF Industries Holdings, Inc.	144,850	5,281,231
Daicel Corp.	3,312	42,261
Methanex Corp.	16,403	519,483
Platform Specialty Products Corp. (I)(L)	668,138	4,737,098
Potash Corp. of Saskatchewan, Inc.	292,015	4,946,734
Praxair, Inc.	85,405	8,693,375
Syngenta AG	10,695	4,283,132
The Sherwin-Williams Company	10,848	2,934,384
		31,437,698
Construction materials - 0.2%
Buzzi Unicem SpA	234,133	3,562,186
Containers and packaging - 0.7%
AptarGroup, Inc.	3,085	227,395
Avery Dennison Corp.	3,444	224,273
Ball Corp.	54,094	3,582,646
Bemis Company, Inc.	4,695	230,384

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
International Paper Company	30,300	$1,081,710
RPC Group PLC	44,486	455,654
Silgan Holdings, Inc.	65,226	3,341,528
WestRock Company	24,677	833,342
		9,976,932
Metals and mining - 0.0%
Goldcorp, Inc.	15,005	214,872
Paper and forest products - 1.0%
Louisiana-Pacific Corp. (I)(L)	338,102	5,372,441
Norbord, Inc. (L)	530,650	8,722,584
		14,095,025
		59,286,713
Telecommunication services - 0.4%
Diversified telecommunication services - 0.4%
AT&T, Inc.	4,019	148,502
Verizon Communications, Inc.	127,882	6,487,454
		6,635,956
		6,635,956
Utilities - 1.9%
Electric utilities - 0.8%
Avangrid, Inc. (I)	59,697	2,315,647
Xcel Energy, Inc.	220,171	8,705,561
		11,021,208
Gas utilities - 0.3%
UGI Corp.	102,828	3,800,523
Independent power and renewable electricity producers - 0.0%
Pattern Energy Group, Inc.	36,835	625,458
Multi-utilities - 0.8%
CMS Energy Corp.	8,175	323,403
Dominion Resources, Inc.	147,691	10,326,555
NiSource, Inc.	21,298	457,481
WEC Energy Group, Inc.	7,139	402,283
		11,509,722
		26,956,911
TOTAL COMMON STOCKS (Cost $1,350,299,764)		$1,353,361,150
PREFERRED SECURITIES - 1.9%
Consumer discretionary - 0.1%
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	19,437	815,771
Specialty retail - 0.0%
Jand, Inc., Series D (I)(R)	18,218	177,808
		993,579
Financials - 0.3%
Capital markets - 0.1%
Forward Venture (I)(R)	32,560	1,197,231
Real estate management and development - 0.2%
Redfin Corp. (I)(R)	178,309	511,747
WeWork Companies, Inc., Series D1 (I)(R)	29,527	1,333,824
WeWork Companies, Inc., Series D2 (I)(R)	23,200	1,048,014
		2,893,585
		4,090,816

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Industrials - 0.1%
Electrical equipment - 0.1%
Lithium Technology Corp. (I)(R)	289,885	$1,203,023
Information technology - 1.4%
Electronic equipment, instruments and components - 0.1%
Veracode, Inc. (I)(R)	40,760	836,803
Internet software and services - 0.9%
DocuSign, Inc., Series B (I)(R)	1,637	23,933
DocuSign, Inc., Series B1 (I)(R)	491	7,178
DocuSign, Inc., Series D (I)(R)	1,177	17,208
DocuSign, Inc., Series E (I)(R)	30,429	444,872
DocuSign, Inc., Series F (I)(R)	4,919	71,916
Dropbox, Inc., Series C (I)(R)	20,535	261,616
Lookout, Inc., Series F (I)(R)	51,118	403,321
Uber Technologies, Inc. (I)(R)	277,136	11,894,677
		13,124,721
Software - 0.4%
Birst, Inc., Series F (I)(R)	108,745	496,965
Cloudera, Inc., Series F (I)(R)	28,981	504,269
DraftKings, Inc., Series C (I)(R)	178,010	364,921
Essence Group Holdings Corp. (I)(R)	381,964	748,649
MarkLogic Corp., Series F (I)(R)	74,146	739,977
Nutanix, Inc. (I)(R)	70,054	853,258
Pinterest, Inc., Series G (I)(R)	78,022	2,520,891
Zuora, Inc., Series F (I)(R)	237,163	768,408
		6,997,338
		20,958,862
TOTAL PREFERRED SECURITIES (Cost $18,675,742)		$27,246,280

CORPORATE BONDS - 0.0%
Information technology - 0.0%
DraftKings, Inc.
5.000%, 12/23/2016 (R)	$117,343	$117,343
TOTAL CORPORATE BONDS (Cost $117,343)		$117,343

SECURITIES LENDING COLLATERAL - 4.7%
John Hancock
Collateral Trust, 0.4639% (W)(Y)	6,907,366	$69,110,274
TOTAL SECURITIES LENDING COLLATERAL (Cost $69,108,427)		$69,110,274

SHORT-TERM INVESTMENTS - 4.0%
Repurchase agreement - 4.0%
Deutsche Bank Tri-Party Repurchase Agreement dated 02/29/2016 at 0.320% to be repurchased at $57,700,513 on 03/01/2016 collateralized by $59,121,900 U.S. Treasury Notes, 1.500% due 02/28/2023 (valued at $58,854,019, including interest)	$57,700,000	$57,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $57,700,000)		$57,700,000
Total Investments (Alpha Opportunities Fund) (Cost $1,495,901,276) - 104.0%		$1,507,535,047
Other assets and liabilities, net - (4.0%)		(58,549,240)
TOTAL NET ASSETS - 100.0%		$1,448,985,807

Asia Pacific Total Return Bond Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 37.4%
Australia - 1.0%
Queensland Treasury Corp.
7.125%, 09/18/2017	NZD	5,565,000	$3,909,221
Canada - 0.7%
Province of British Columbia
2.850%, 11/13/2016	CNY	18,000,000	2,699,052
China - 3.7%
Republic of China
1.940%, 08/18/2018		23,500,000	3,412,652
2.480%, 12/01/2020		31,000,000	4,422,067
2.560%, 06/29/2017		14,000,000	2,077,854
The Export-Import Bank of China
3.250%, 01/21/2017		13,000,000	1,953,190
3.650%, 05/14/2019		20,000,000	2,945,607
			14,811,370
Indonesia - 10.1%
Republic of Indonesia
5.625%, 05/15/2023	IDR	36,000,000,000	2,300,721
7.000%, 05/15/2027		24,000,000,000	1,587,119
8.250%, 06/15/2032		35,000,000,000	2,506,170
8.375%, 03/15/2034		330,000,000,000	24,369,024
9.000%, 03/15/2029		97,000,000,000	7,414,501
9.500%, 07/15/2031		26,000,000,000	2,065,126
			40,242,661
Malaysia - 5.7%
Government of Malaysia
3.314%, 10/31/2017	MYR	6,000,000	1,432,948
3.418%, 08/15/2022		12,000,000	2,792,319
3.580%, 09/28/2018		10,000,000	2,418,071
3.955%, 09/15/2025		18,000,000	4,285,798
4.048%, 09/30/2021		15,000,000	3,627,738
4.181%, 07/15/2024		18,000,000	4,354,279
4.262%, 09/15/2016		7,000,000	1,677,916
4.392%, 04/15/2026		8,000,000	1,943,623
			22,532,692
New Zealand - 1.9%
Dominion of New Zealand
4.500%, 04/15/2027	NZD	3,690,000	2,781,278
5.000%, 03/15/2019		1,900,000	1,350,553
5.500%, 04/15/2023		4,100,000	3,201,422
			7,333,253
Philippines - 1.4%
Republic of the Philippines
3.625%, 09/09/2025	PHP	142,233,286	2,931,504
3.900%, 11/26/2022		131,000,000	2,638,660
			5,570,164
Singapore - 2.1%
Republic of Singapore
3.125%, 09/01/2022	SGD	11,000,000	8,351,887
South Korea - 9.1%
Export-Import Bank of Korea
7.000%, 06/27/2017	INR	100,000,000	1,451,224
8.000%, 05/15/2018	IDR	50,000,000,000	3,636,487
8.400%, 07/06/2016		24,000,000,000	1,781,501
Republic of Korea
2.250%, 06/10/2025	KRW	4,800,000,000	4,038,156
2.750%, 03/10/2018		16,000,000,000	13,204,379
3.500%, 09/10/2016		4,000,000,000	3,268,932
4.000%, 03/10/2016		3,100,000,000	2,508,398

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea (continued)
Republic of Korea (continued)
5.000%, 06/10/2020	KRW	1,000,000,000	$923,409
5.750%, 09/10/2018		6,000,000,000	5,362,759
			36,175,245
Thailand - 0.9%
Kingdom of Thailand
1.200%, 07/14/2021	THB	126,787,200	3,421,130
Vietnam - 0.8%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$3,000,000	3,312,054
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $165,809,634)			$148,358,729
CORPORATE BONDS - 59.6%
Australia - 2.4%
Australia & New Zealand Banking
Group, Ltd. (3.450% to 08/08/2017,
then 5 Year CMT + 2.900%)
08/08/2022		4,000,000	4,077,941
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	1,832,684
FMG Resources August 2006 Pty, Ltd.
8.250%, 11/01/2019		$1,900,000	1,691,000
SGSP Australia Assets Pty, Ltd.
6.250%, 02/21/2017	AUD	2,000,000	1,466,270
Telstra Corp., Ltd.
4.000%, 11/15/2017		520,000	377,986
			9,445,881
China - 6.6%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019		$1,800,000	1,786,043
Bank of China, Ltd.
5.000%, 11/13/2024		2,000,000	2,070,092
Big Will Investments, Ltd.
10.875%, 04/29/2016		2,000,000	2,015,000
China Cinda Finance 2015 I, Ltd.
3.125%, 04/23/2020 (S)		1,500,000	1,486,451
China Construction Bank Corp. (3.875%
to 05/13/2020, then 5 Year
CMT + 2.425%)
05/13/2025		4,000,000	3,976,208
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		2,000,000	2,148,150
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		2,000,000	2,082,600
Maoye International Holdings, Ltd.
7.750%, 05/19/2017		2,000,000	1,770,000
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		2,000,000	1,669,996
Poly Real Estate Finance, Ltd.
4.500%, 08/06/2018		2,000,000	2,054,478
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		1,332,000	1,353,205
Wanda Properties International
Company, Ltd.
7.250%, 01/29/2024		900,000	898,653
Want Want China Finance, Ltd.
1.875%, 05/14/2018 (S)		1,200,000	1,184,112

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
China (continued)
West China Cement, Ltd.
6.500%, 09/11/2019		$1,500,000	$1,552,206
			26,047,194
Germany - 0.7%
KFW
6.000%, 03/28/2017	AUD	4,000,000	2,966,621
Hong Kong - 14.1%
AIA Group, Ltd.
3.125%, 03/13/2023		$4,400,000	4,409,658
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018		3,000,000	2,974,641
Chalco Hong Kong Investment
Company, Ltd. (6.250% to 04/17/2017,
then 3 Year CMT + 10.423%)
04/17/2017 (Q)		4,250,000	4,271,263
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018		2,100,000	2,016,000
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		4,000,000	4,039,132
China Resources Land, Ltd.
6.000%, 02/27/2024		2,500,000	2,847,560
Double Rosy, Ltd.
3.625%, 11/18/2019		4,100,000	4,114,412
FPT Finance, Ltd.
6.375%, 09/28/2020		4,000,000	4,419,020
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	2,034,534
Hengdeli Holdings, Ltd.
6.250%, 01/29/2018		1,000,000	937,500
HKT Capital No. 2, Ltd.
3.625%, 04/02/2025		4,500,000	4,511,475
HLP Finance, Ltd.
4.750%, 06/25/2022		4,000,000	4,231,604
Kunlun Energy Company, Ltd.
3.750%, 05/13/2025		3,000,000	2,938,560
Road King Infrastructure Finance
2012, Ltd.
9.875%, 09/18/2017		1,000,000	1,042,500
Studio City Finance, Ltd.
8.500%, 12/01/2020		3,250,000	3,168,750
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		4,000,000	4,339,988
The Bank of East Asia, Ltd. (4.250% to
09/13/2017, then 5 Year Singapore
Swap Offered Rate + 3.085%)
09/13/2022	SGD	2,750,000	1,973,289
The Hong Kong Mortgage Corp., Ltd.
3.427%, 02/22/2017 (P)	AUD	2,000,000	1,434,735
Wharf Finance No 1, Ltd.
4.000%, 03/27/2018	CNY	1,560,000	229,643
			55,934,264
India - 3.2%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		$3,600,000	3,762,907
JSW Steel, Ltd.
4.750%, 11/12/2019		3,500,000	2,660,000
Reliance Industries, Ltd.
4.875%, 02/10/2045 (S)		3,000,000	2,690,586
Vedanta Resources PLC
6.000%, 01/31/2019		1,000,000	581,550
6.750%, 06/07/2016		2,200,000	2,139,590

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
India (continued)
Vedanta Resources PLC (continued)
9.500%, 07/18/2018		$1,400,000	$971,326
			12,805,959
Indonesia - 5.8%
Indo Energy Finance BV
7.000%, 05/07/2018		900,000	433,652
Indo Energy Finance II BV
6.375%, 01/24/2023 (S)		2,000,000	712,528
6.375%, 01/24/2023		2,000,000	712,528
Listrindo Capital BV
6.950%, 02/21/2019		2,900,000	2,946,980
Majapahit Holding BV
8.000%, 08/07/2019		2,000,000	2,275,000
MPM Global Pte, Ltd.
6.750%, 09/19/2019		1,700,000	1,640,588
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (S)		1,500,000	1,381,875
Pelabuhan Indonesia III PT
4.875%, 10/01/2024 (S)		900,000	886,500
Pertamina Persero PT
4.875%, 05/03/2022		4,000,000	3,932,308
6.450%, 05/30/2044		3,500,000	3,080,263
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		4,000,000	4,220,000
Star Energy Geothermal Wayang
Windu, Ltd.
6.125%, 03/27/2020		1,000,000	983,750
			23,205,972
Japan - 1.0%
Mitsubishi UFJ Financial Group, Inc.
3.850%, 03/01/2026		4,000,000	4,044,888
Luxembourg - 0.1%
European Investment Bank
6.125%, 01/23/2017	AUD	500,000	368,892
Malaysia - 5.7%
IOI Investment L BHD
4.375%, 06/27/2022		$4,915,000	4,942,981
Malayan Banking BHD (3.250% to
09/20/2017, then 5 Year
CMT + 2.600%)
09/20/2022		4,000,000	4,006,680
Malayan Banking BHD (3.800% to
04/28/2016, then 5 Year Singapore
Swap Offered Rate + 1.930%)
04/28/2021	SGD	5,250,000	3,724,804
Petronas Capital, Ltd.
4.500%, 03/18/2045 (S)		$4,000,000	3,965,848
SSG Resources, Ltd.
4.250%, 10/04/2022		6,000,000	6,090,768
			22,731,081
Philippines - 2.7%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	2,883,720
6.350%, 08/17/2016	INR	210,000,000	3,058,465
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	869,846
Power Sector Assets & Liabilities
Management Corp.
7.250%, 05/27/2019		$3,500,000	4,047,050
			10,859,081

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Singapore - 7.3%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (S)		$800,000	$706,000
9.000%, 01/29/2019 (S)		2,000,000	1,940,000
9.000%, 01/29/2019		1,000,000	970,000
Global Logistic Properties, Ltd.
3.375%, 05/11/2016	CNY	27,000,000	4,087,572
Mapletree Treasury Services, Ltd.
(5.125% to 07/25/2022, then 10 Year
Singapore Swap Offered
Rate + 4.467%)
07/25/2017 (Q)	SGD	3,250,000	2,353,848
Oversea-Chinese Banking Corp., Ltd.
(3.150% to 03/11/2018, then 5 Year
U.S. Swap Rate + 2.279%)
03/11/2023		$2,000,000	2,023,920
Singapore Post, Ltd. (4.250% to
03/02/2022, then 10 Year Singapore
Swap Offered Rate + 3.692%)
03/02/2022 (Q)	SGD	5,000,000	3,649,008
TBG Global Pte, Ltd.
4.625%, 04/03/2018 (S)		$1,800,000	1,778,040
4.625%, 04/03/2018		300,000	296,340
5.250%, 02/10/2022		700,000	645,528
Theta Capital Pte, Ltd.
6.125%, 11/14/2020		2,000,000	1,890,390
United Overseas Bank, Ltd. (2.875% to
10/17/2017, then 5 Year
CMT + 2.300%)
10/17/2022		5,000,000	5,051,500
United Overseas Bank, Ltd. (3.150% to
07/11/2017, then 5 Year Singapore
Swap Offered Rate + 2.115%)
07/11/2022	SGD	5,000,000	3,587,592
			28,979,738
Thailand - 2.5%
PTT Global Chemical PCL
4.250%, 09/19/2022		$2,000,000	2,070,962
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	1,066,740
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	4,090,709
4.875%, 01/23/2043		2,700,000	2,586,065
			9,814,476
United Kingdom - 0.3%
European Bank for Reconstruction & Development
5.625%, 03/15/2017	INR	85,000,000	1,226,718
United States - 7.2%
CNOOC Finance 2015 USA LLC
3.500%, 05/05/2025		$4,000,000	3,899,300
International Bank for Reconstruction &
Development
6.000%, 12/20/2016	INR	495,000,000	7,166,016
International Finance Corp.
3.100%, 09/24/2019	CNY	20,000,000	2,903,713
6.450%, 10/30/2018	INR	250,000,000	3,633,058
7.750%, 12/03/2016		265,000,000	3,872,025
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,477,505
7.375%, 02/22/2018		2,250,000	1,722,504

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Reliance Holding USA, Inc.
5.400%, 02/14/2022	$3,500,000	$3,816,782
		28,490,903
TOTAL CORPORATE BONDS (Cost $253,067,160)		$236,921,668
Total Investments (Asia Pacific Total Return Bond Fund)
(Cost $418,876,794) - 97.0%		$385,280,397
Other assets and liabilities, net - 3.0%		12,052,469
TOTAL NET ASSETS - 100.0%		$397,332,866

Capital Appreciation Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 97.5%
Consumer discretionary - 31.8%
Automobiles - 1.1%
Tesla Motors, Inc. (I)(L)	109,749	$21,064,126
Hotels, restaurants and leisure - 5.7%
Marriott International, Inc., Class A (L)	521,630	35,549,085
McDonald’s Corp.	234,831	27,519,845
Starbucks Corp.	777,619	45,265,200
		108,334,130
Internet and catalog retail - 9.0%
Amazon.com, Inc. (I)	160,092	88,454,032
JD.com, Inc., ADR (I)	349,157	8,976,826
Netflix, Inc. (I)	474,756	44,346,958
The Priceline Group, Inc. (I)	22,944	29,028,978
		170,806,794
Media - 3.0%
The Walt Disney Company	364,657	34,832,037
Time Warner, Inc.	316,952	20,982,222
		55,814,259
Specialty retail - 7.2%
Industria de Diseno Textil SA	1,185,528	36,579,399
L Brands, Inc.	104,201	8,835,203
O’Reilly Automotive, Inc. (I)	150,145	39,085,746
The Home Depot, Inc.	185,043	22,967,537
The TJX Companies, Inc.	397,234	29,435,039
		136,902,924
Textiles, apparel and luxury goods - 5.8%
Luxottica Group SpA	340,461	19,435,107
NIKE, Inc., Class B	962,671	59,290,907
Under Armour, Inc., Class A (I)	382,162	31,983,138
		110,709,152
		603,631,385
Consumer staples - 4.7%
Beverages - 1.0%
Monster Beverage Corp. (I)	146,255	18,355,003
Food and staples retailing - 3.7%
Costco Wholesale Corp.	228,791	34,325,514
The Kroger Company	887,611	35,424,555
		69,750,069
		88,105,072

Capital Appreciation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy - 1.4%
Energy equipment and services - 0.5%
Schlumberger, Ltd.	134,146	$9,620,951
Oil, gas and consumable fuels - 0.9%
Concho Resources, Inc. (I)	195,138	17,609,253
		27,230,204
Financials - 2.9%
Capital markets - 0.6%
Morgan Stanley	442,254	10,923,674
Diversified financial services - 1.1%
McGraw Hill Financial, Inc.	235,380	21,123,001
Real estate investment trusts - 1.2%
American Tower Corp.	248,386	22,901,189
		54,947,864
Health care - 15.9%
Biotechnology - 6.7%
Alexion Pharmaceuticals, Inc. (I)	199,813	28,133,670
Biogen, Inc. (I)	98,540	25,563,247
BioMarin Pharmaceutical, Inc. (I)	120,126	9,834,716
Celgene Corp. (I)	400,244	40,356,603
Regeneron Pharmaceuticals, Inc. (I)	58,743	22,558,487
		126,446,723
Health care equipment and supplies - 1.5%
Abbott Laboratories	742,827	28,777,118
Life sciences tools and services - 1.2%
Illumina, Inc. (I)	156,844	23,564,243
Pharmaceuticals - 6.5%
Allergan PLC (I)	100,652	29,200,152
Bristol-Myers Squibb Company	663,264	41,075,940
Novo Nordisk A/S, ADR	477,150	24,525,510
Shire PLC, ADR (L)	182,903	28,552,987
		123,354,589
		302,142,673
Industrials - 1.9%
Aerospace and defense - 1.5%
The Boeing Company	239,272	28,277,165
Industrial conglomerates - 0.4%
General Electric Company	240,385	7,004,819
		35,281,984
Information technology - 38.1%
Communications equipment - 0.6%
Palo Alto Networks, Inc. (I)	77,848	11,271,612
Internet software and services - 14.9%
Alibaba Group Holding, Ltd., ADR (I)	375,836	25,861,275
Alphabet, Inc., Class A (I)	78,890	56,581,486
Alphabet, Inc., Class C (I)	82,605	57,639,291
Facebook, Inc., Class A (I)	853,396	91,245,100
LinkedIn Corp., Class A (I)	87,245	10,224,242
Tencent Holdings, Ltd.	2,249,743	41,164,719
		282,716,113
IT services - 7.4%
FleetCor Technologies, Inc. (I)	160,447	20,487,477
MasterCard, Inc., Class A	638,155	55,468,433
Visa, Inc., Class A	901,661	65,271,240
		141,227,150

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment - 1.4%
ARM Holdings PLC, ADR	197,195	$8,079,079
NVIDIA Corp.	131,589	4,126,631
NXP Semiconductors NV (I)	213,960	15,242,510
		27,448,220
Software - 9.5%
Adobe Systems, Inc. (I)	471,346	40,135,112
Atlassian Corp. PLC, Class A (I)(L)	29,818	708,774
Microsoft Corp.	784,465	39,913,579
Red Hat, Inc. (I)	427,472	27,935,295
salesforce.com, Inc. (I)	575,191	38,969,190
Splunk, Inc. (I)	335,625	14,633,250
Workday, Inc., Class A (I)	290,277	17,547,245
		179,842,445
Technology hardware, storage and peripherals - 4.3%
Apple, Inc.	837,580	80,985,610
		723,491,150
Materials - 0.8%
Chemicals - 0.8%
Monsanto Company	176,098	15,847,059
TOTAL COMMON STOCKS (Cost $1,094,372,208)		$1,850,677,391

SECURITIES LENDING COLLATERAL - 4.1%
John Hancock Collateral Trust, 0.4639% (W)(Y)	7,684,153	76,882,261
TOTAL SECURITIES LENDING COLLATERAL (Cost $76,879,834)		$76,882,261

SHORT-TERM INVESTMENTS - 2.4%
Repurchase agreement - 2.4%
Repurchase Agreement with State Street Corp. dated 02/29/2016 at 0.030% to be repurchased at $45,537,038 on 03/01/2016, collateralized by $46,045,000 U.S Treasury Notes, 1.375% due 02/29/2020 (valued at $46,447,894, including interest)	$45,537,000	$45,537,000
TOTAL SHORT-TERM INVESTMENTS (Cost $45,537,000)		$45,537,000
Total Investments (Capital Appreciation Fund)
(Cost $1,216,789,042) - 104.0%		$1,973,096,652
Other assets and liabilities, net - (4.0%)		(75,649,550)
TOTAL NET ASSETS - 100.0%		$1,897,447,102

Capital Appreciation Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 59.3%
Consumer discretionary - 6.4%
Auto components - 0.8%
Johnson Controls, Inc.	453,800	$16,545,548
Hotels, restaurants and leisure - 0.3%
Compass Group PLC	288,256	5,053,821
Internet and catalog retail - 1.1%
Amazon.com, Inc. (I)	39,400	21,769,288

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media - 1.2%
Comcast Corp., Class A	389,600	$22,491,608
Specialty retail - 3.0%
AutoZone, Inc. (I)	54,000	41,826,780
Lowe’s Companies, Inc.	201,700	13,620,801
O’Reilly Automotive, Inc. (I)	7,400	1,926,368
		57,373,949
		123,234,214
Consumer staples - 3.5%
Beverages - 0.5%
PepsiCo, Inc.	69,300	6,778,926
SABMiller PLC	57,630	3,335,309
		10,114,235
Food and staples retailing - 0.7%
CVS Health Corp.	143,100	13,905,027
Food products - 0.4%
Mondelez International, Inc., Class A	181,600	7,360,248
Tobacco - 1.9%
Altria Group, Inc.	168,200	10,356,074
Philip Morris International, Inc.	279,200	25,415,576
		35,771,650
		67,151,160
Energy - 1.0%
Oil, gas and consumable fuels - 1.0%
Canadian Natural Resources, Ltd.	929,600	19,391,456
Financials - 11.6%
Capital markets - 3.3%
Affiliated Managers Group, Inc. (I)	105,500	14,631,795
BlackRock, Inc.	38,800	12,104,048
The Bank of New York Mellon Corp.	1,051,000	37,194,890
		63,930,733
Insurance - 6.4%
Marsh & McLennan Companies, Inc.	1,603,200	91,462,555
Willis Towers Watson PLC	279,261	31,645,857
		123,108,412
Real estate investment trusts - 1.9%
American Tower Corp.	210,100	19,371,220
Iron Mountain, Inc.	596,736	17,532,104
		36,903,324
		223,942,469
Health care - 15.3%
Biotechnology - 1.4%
Biogen, Inc. (I)	102,100	26,486,782
Health care equipment and supplies - 4.0%
Abbott Laboratories	930,300	36,039,822
Becton, Dickinson and Company	283,704	41,832,155
		77,871,977
Health care providers and services - 3.3%
Aetna, Inc.	264,300	28,710,909
Humana, Inc.	57,900	10,246,563
UnitedHealth Group, Inc.	205,100	24,427,410
		63,384,882
Life sciences tools and services - 4.0%
PerkinElmer, Inc.	425,500	20,109,130

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	435,800	$56,301,002
		76,410,132
Pharmaceuticals - 2.6%
Pfizer, Inc.	871,901	25,869,303
Zoetis, Inc.	599,293	24,606,971
		50,476,274
		294,630,047
Industrials - 10.4%
Aerospace and defense - 0.5%
The Boeing Company	81,400	9,619,852
Commercial services and supplies - 2.2%
Tyco International, Ltd.	1,204,600	42,377,828
Electrical equipment - 0.7%
AMETEK, Inc.	207,900	9,648,639
Sensata Technologies Holding NV (I)	100,500	3,428,055
		13,076,694
Industrial conglomerates - 4.9%
Danaher Corp.	870,109	77,674,630
Roper Technologies, Inc.	100,700	16,910,551
		94,585,181
Machinery - 1.4%
IDEX Corp.	101,900	7,658,804
Pentair PLC	420,000	20,038,200
		27,697,004
Professional services - 0.7%
Capita PLC	298,843	4,143,922
IHS, Inc., Class A (I)	80,300	8,350,397
		12,494,319
		199,850,878
Information technology - 8.8%
Communications equipment - 0.4%
NetScout Systems, Inc. (I)	388,838	8,037,281
Internet software and services - 1.2%
Alphabet, Inc., Class A (I)	7,300	5,235,706
Alphabet, Inc., Class C (I)	25,369	17,701,727
		22,937,433
IT services - 3.3%
Fiserv, Inc. (I)	338,700	32,389,881
FleetCor Technologies, Inc. (I)	87,200	11,134,568
Visa, Inc., Class A	279,900	20,261,961
		63,786,410
Semiconductors and semiconductor equipment - 0.2%
Texas Instruments, Inc.	86,200	4,570,324
Software - 2.3%
Microsoft Corp.	734,300	37,361,184
SS&C Technologies Holdings, Inc.	104,200	6,073,818
		43,435,002
Technology hardware, storage and peripherals - 1.4%
Apple, Inc.	272,500	26,348,025
		169,114,475
Telecommunication services - 0.4%
Diversified telecommunication services - 0.4%
SBA Communications Corp., Class A (I)	88,700	8,416,743

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 1.9%
Electric utilities - 0.2%
Xcel Energy, Inc.	72,300	$2,858,742
Multi-utilities - 1.7%
PG&E Corp.	581,719	33,000,919
		35,859,661
TOTAL COMMON STOCKS (Cost $1,033,845,439)		$1,141,591,103

PREFERRED SECURITIES - 2.1%
Financials - 1.0%
American Tower Corp., 5.500%	109,715	10,680,755
State Street Corp., 6.000%	60,000	1,555,800
The Charles Schwab Corp., 5.950% (I)	8,000	200,400
The Charles Schwab Corp., 6.000%	100,000	2,567,000
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	1,980,750
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,734,600
		18,719,305
Health care - 0.5%
Allergan PLC, 5.500%	10,023	9,682,018
Telecommunication services - 0.1%
T-Mobile US, Inc., 5.500%	42,163	2,701,383
Utilities - 0.5%
SCE Trust I, 5.625%	65,000	1,654,250
SCE Trust II, 5.100%	9,890	246,261
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	108,739	2,871,797
SCE Trust IV (5.375 to 09/15/2025, then
3 month LIBOR + 3.132%)	180,000	4,903,200
		9,675,508
TOTAL PREFERRED SECURITIES (Cost $39,710,320)		$40,778,214

CORPORATE BONDS - 19.5%
Consumer discretionary - 4.0%
Amazon.com, Inc.
2.600%, 12/05/2019	$1,870,000	$1,918,147
American Honda Finance Corp.
0.950%, 05/05/2017	1,325,000	1,320,573
AutoZone, Inc.
2.500%, 04/15/2021	900,000	890,265
CCO Holdings LLC
7.375%, 06/01/2020	2,925,000	3,043,463
CCO Safari II LLC
3.579%, 07/23/2020 (S)	575,000	576,432
Cedar Fair LP
5.250%, 03/15/2021	2,217,000	2,291,824
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (S)	2,625,000	2,569,219
DISH DBS Corp.
4.625%, 07/15/2017	1,825,000	1,866,063
Ford Motor Credit Company LLC
0.982%, 09/08/2017 (P)	2,925,000	2,880,133
1.022%, 12/06/2017 (P)	4,225,000	4,160,712
1.233%, 03/27/2017 (P)	4,750,000	4,715,501
1.461%, 03/27/2017	6,710,000	6,664,708
1.724%, 12/06/2017	1,425,000	1,405,569
1.870%, 05/09/2016 (P)	2,955,000	2,957,456
2.145%, 01/09/2018	2,035,000	2,024,473
2.375%, 03/12/2019	2,500,000	2,458,763
2.597%, 11/04/2019	2,375,000	2,339,921

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC (continued)
4.250%, 02/03/2017		$1,110,000	$1,132,045
5.000%, 05/15/2018		1,490,000	1,558,766
6.625%, 08/15/2017		1,225,000	1,298,741
Group 1 Automotive, Inc.
5.000%, 06/01/2022		1,325,000	1,238,875
Hanesbrands, Inc.
6.375%, 12/15/2020		2,575,000	2,665,125
L Brands, Inc.
6.625%, 04/01/2021		1,950,000	2,181,563
6.900%, 07/15/2017		2,400,000	2,568,240
7.000%, 05/01/2020		1,150,000	1,313,875
8.500%, 06/15/2019		900,000	1,054,125
Levi Strauss & Company
6.875%, 05/01/2022		1,425,000	1,528,313
McDonald’s Corp.
2.100%, 12/07/2018		255,000	258,293
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)		1,650,000	1,686,878
Time Warner Cable, Inc.
5.850%, 05/01/2017		1,040,000	1,079,928
Unitymedia GmbH
6.125%, 01/15/2025 (S)		2,425,000	2,497,750
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)		2,750,000	2,880,625
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)		200,000	200,500
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (S)		2,275,000	2,269,313
5.375%, 04/15/2021 (S)		3,600,000	3,730,500
6.000%, 04/15/2021 (S)	GBP	855,000	1,205,785
			76,432,462
Consumer staples - 1.1%
Anheuser-Busch InBev Finance, Inc.
1.879%, 02/01/2021 (P)		$2,125,000	2,151,939
1.900%, 02/01/2019		1,665,000	1,680,781
2.650%, 02/01/2021		925,000	941,457
B&G Foods, Inc.
4.625%, 06/01/2021		1,100,000	1,112,375
Beverage Packaging Holdings
Luxembourg II SA
5.625%, 12/15/2016 (S)		475,000	474,406
PepsiCo, Inc.
1.250%, 04/30/2018		620,000	621,359
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		800,000	822,000
6.875%, 02/15/2021		750,000	775,781
Rite Aid Corp.
6.750%, 06/15/2021		3,425,000	3,630,500
9.250%, 03/15/2020		6,735,000	7,105,425
The Kroger Company
2.000%, 01/15/2019		645,000	649,687
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (S)		275,000	289,438
			20,255,148
Energy - 5.0%
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018		710,000	648,871
Chevron Corp.
1.365%, 03/02/2018		2,360,000	2,345,137

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	$8,125,000	$7,584,281
6.500%, 01/15/2022	2,550,000	2,448,000
7.000%, 01/15/2021	10,600,000	10,388,000
Diamondback Energy, Inc.
7.625%, 10/01/2021	2,575,000	2,600,750
Energy Transfer Partners LP
4.150%, 10/01/2020	1,400,000	1,219,439
4.900%, 02/01/2024	1,800,000	1,574,483
EQT Corp.
4.875%, 11/15/2021	8,885,000	7,913,487
6.500%, 04/01/2018	1,165,000	1,175,313
8.125%, 06/01/2019	2,791,000	2,873,245
Matador Resources Company
6.875%, 04/15/2023	1,650,000	1,435,500
MPLX LP
4.500%, 07/15/2023 (S)	9,550,000	7,945,676
4.875%, 12/01/2024 (S)	1,225,000	1,000,957
5.500%, 02/15/2023 (S)	6,430,000	5,740,678
ONEOK Partners LP
2.000%, 10/01/2017	1,120,000	1,050,993
Range Resources Corp.
4.875%, 05/15/2025 (S)	1,975,000	1,708,375
5.000%, 08/15/2022 to 03/15/2023	20,550,000	17,188,438
5.750%, 06/01/2021	5,895,000	4,981,275
Shell International Finance BV
1.071%, 05/11/2020 (P)	3,960,000	3,764,439
Targa Resources Partners LP
4.125%, 11/15/2019	900,000	794,250
4.250%, 11/15/2023	2,425,000	1,843,000
5.000%, 01/15/2018	3,950,000	3,784,574
5.250%, 05/01/2023	2,200,000	1,721,500
6.875%, 02/01/2021	3,075,000	2,675,250
		96,405,911
Financials - 2.0%
American Tower Corp.
3.300%, 02/15/2021	1,865,000	1,865,177
CBRE Services, Inc.
5.000%, 03/15/2023	525,000	526,765
Crown Castle International Corp.
4.875%, 04/15/2022	4,175,000	4,362,875
5.250%, 01/15/2023	8,525,000	9,025,844
HUB International, Ltd.
7.875%, 10/01/2021 (S)	1,875,000	1,678,125
9.250%, 02/15/2021 (S)	1,375,000	1,405,938
Iron Mountain, Inc.
6.000%, 10/01/2020 (S)	3,025,000	3,206,500
JPMorgan Chase & Co. (5.300% to 05/01/2020, then 3 month LIBOR + 3.800%)
05/01/2020 (Q)	5,540,000	5,396,237
KFW
0.500%, 04/19/2016	3,762,000	3,761,398
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	811,239
National Rural Utilities Cooperative Finance Corp.
0.950%, 04/24/2017	715,000	714,046
Regions Bank
7.500%, 05/15/2018	15,000	16,534
State Street Corp. (5.250% to 09/15/2020, then 3 month LIBOR + 3.597%)
09/15/2020 (Q)	2,650,000	2,633,570

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Synovus Financial Corp.
5.125%, 06/15/2017	$26,000	$26,520
The Bank of New York Mellon Corp. (4.950% to 06/20/2020, then 3 month LIBOR + 3.420%)
06/20/2020 (Q)	2,450,000	2,396,100
		37,826,868
Health care - 1.7%
Becton, Dickinson and Company
1.800%, 12/15/2017	1,785,000	1,787,254
2.675%, 12/15/2019	1,500,000	1,531,521
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,371,375
Community Health Systems, Inc.
5.125%, 08/15/2018 to 08/01/2021	1,704,000	1,711,140
DaVita HealthCare Partners, Inc.
5.750%, 08/15/2022	9,965,000	10,488,163
Eli Lilly & Company
1.250%, 03/01/2018	1,330,000	1,333,058
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	1,850,000	2,009,563
5.875%, 01/31/2022 (S)	1,375,000	1,502,188
HCA, Inc.
6.500%, 02/15/2020	975,000	1,080,008
8.000%, 10/01/2018	2,825,000	3,176,374
IMS Health, Inc.
6.000%, 11/01/2020 (S)	450,000	465,372
Johnson & Johnson
1.125%, 11/21/2017	955,000	959,025
Medtronic, Inc.
1.500%, 03/15/2018	1,650,000	1,653,924
2.500%, 03/15/2020	1,995,000	2,043,748
UnitedHealth Group, Inc.
1.400%, 12/15/2017	1,070,000	1,069,377
WellCare Health Plans, Inc.
5.750%, 11/15/2020	925,000	950,438
		33,132,528
Industrials - 1.1%
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	150,000	159,825
Caterpillar Financial Services Corp.
1.250%, 11/06/2017	1,000,000	998,165
2.250%, 12/01/2019	810,000	817,782
CNH Industrial Capital LLC
3.250%, 02/01/2017	2,056,000	2,065,005
3.625%, 04/15/2018	4,225,000	4,182,750
6.250%, 11/01/2016	2,475,000	2,518,313
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 01/08/2018	1,171,695	1,202,452
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	288,208	325,315
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	1,166,348	1,195,506
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	324,779	339,800

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2011-1 Class A Pass Through Trust
5.300%, 10/15/2020	$92,815	$98,848
IHS, Inc.
5.000%, 11/01/2022	1,400,000	1,449,000
International Lease Finance Corp.
2.462%, 06/15/2016 (P)	1,620,000	1,614,014
Moog, Inc.
5.250%, 12/01/2022 (S)	550,000	539,000
MTW Foodservice Escrow Corp.
9.500%, 02/15/2024 (S)	300,000	316,125
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	70,949	78,043
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	240,453	248,869
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	309,793	318,312
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	1,379,544	1,386,441
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2023	425,737	422,672
Xylem, Inc.
3.550%, 09/20/2016	1,100,000	1,105,266
4.875%, 10/01/2021	100,000	107,627
		21,489,130
Information technology - 1.3%
Amphenol Corp.
1.550%, 09/15/2017	500,000	498,650
Fiserv, Inc.
2.700%, 06/01/2020	1,590,000	1,602,330
Harris Corp.
1.999%, 04/27/2018	670,000	665,790
NXP BV
3.500%, 09/15/2016 (S)	1,750,000	1,763,125
3.750%, 06/01/2018 (S)	9,050,000	9,140,500
5.750%, 02/15/2021 (S)	3,775,000	3,926,000
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023 (S)	2,475,000	2,611,125
Visa, Inc.
1.200%, 12/14/2017	5,595,000	5,613,296
		25,820,816
Materials - 0.2%
Cytec Industries, Inc.
3.950%, 05/01/2025	2,590,000	2,449,842
Ecolab, Inc.
2.000%, 01/14/2019	1,260,000	1,262,119
		3,711,961
Telecommunication services - 2.8%
SBA Communications Corp.
4.875%, 07/15/2022	700,000	712,250
5.625%, 10/01/2019	3,475,000	3,614,000
SBA Telecommunications, Inc.
5.750%, 07/15/2020	6,625,000	6,881,719
T-Mobile USA, Inc.
5.250%, 09/01/2018	432,000	442,260
6.542%, 04/28/2020	7,700,000	7,969,500

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
T-Mobile USA, Inc. (continued)
6.625%, 11/15/2020		$3,708,000	$3,856,320
Telesat Canada
6.000%, 05/15/2017 (S)		1,525,000	1,526,906
UPC Holding BV
6.375%, 09/15/2022 (S)	EUR	3,125,000	3,579,715
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$10,678,500	11,305,862
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		13,657,500	14,374,519
			54,263,051
Utilities - 0.3%
AmeriGas Finance LLC
6.750%, 05/20/2020		125,000	126,875
7.000%, 05/20/2022		650,000	667,063
AmeriGas Partners LP
6.250%, 08/20/2019		300,000	300,750
Berkshire Hathaway Energy Company
2.400%, 02/01/2020		1,780,000	1,805,529
CMS Energy Corp.
6.550%, 07/17/2017		745,000	792,333
8.750%, 06/15/2019		345,000	415,698
Southern California Gas Company
3.200%, 06/15/2025		1,350,000	1,406,045
Suburban Propane Partners LP
7.375%, 08/01/2021		400,000	392,000
Virginia Electric & Power Company
3.150%, 01/15/2026		690,000	707,549
			6,613,842
TOTAL CORPORATE BONDS (Cost $390,585,076)			$375,951,717

TERM LOANS (M) - 5.2%
Consumer discretionary - 0.4%
Cequel Communications LLC
3.813%, 02/14/2019		2,203,051	2,151,909
Charter Communications Operating LLC
3.000%, 07/01/2020		1,950,000	1,904,772
3.000%, 01/04/2021		797,076	779,266
Hilton Worldwide Finance LLC
3.500%, 10/26/2020		1,806,743	1,799,516
Kasima LLC
3.250%, 05/17/2021		355,882	351,100
Univision Communications, Inc.
4.000%, 03/01/2020		173,166	168,260
			7,154,823
Consumer staples - 0.5%
Charger OpCo BV
4.250%, 07/02/2022	EUR	1,142,502	1,219,568
4.250%, 07/02/2022		$5,941,260	5,818,722
Pinnacle Foods Finance LLC
3.000%, 04/29/2020		977,500	965,979
3.000%, 04/29/2020		1,948,026	1,926,459
			9,930,728
Financials - 0.3%
HUB International, Ltd.
4.000%, 10/02/2020		4,425,000	4,223,109
USI, Inc.
4.250%, 12/27/2019		1,400,000	1,353,188
			5,576,297

Capital Appreciation Value Fund (continued)

		Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Health care - 0.9%
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021		$4,802,464	$4,783,254
HCA, Inc.
3.189%, 03/31/2017		13,464,657	13,446,143
			18,229,397
Industrials - 0.2%
Manitowoc Foodservice, Inc.
TBD 04/02/2023 (T)		3,475,000	3,461,969
Information technology - 0.8%
First Data Corp.
3.934%, 03/24/2018		4,825,000	4,759,520
3.934%, 09/24/2018		2,879,755	2,840,158
Kronos, Inc.
4.500%, 10/30/2019		3,160,924	3,064,516
9.750%, 04/30/2020		3,498,041	3,390,476
NXP Funding LLC
3.750%, 12/07/2020		1,400,000	1,395,843
			15,450,513
Telecommunication services - 2.1%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019		27,173,120	24,331,274
Telesat Canada
3.000%, 03/28/2017	CAD	618,750	455,030
3.500%, 03/28/2019		$3,442,124	3,373,282
3.857%, 03/26/2019	CAD	3,646,875	2,641,491
UPC Financing Partnership
3.344%, 06/30/2021		9,325,000	9,049,139
			39,850,216
Utilities - 0.0%
Texas Competitive Electric Holdings
Company LLC
3.750%, 11/07/2016		366,832	363,927
TOTAL TERM LOANS (Cost $104,909,177)			$100,017,870

SHORT-TERM INVESTMENTS - 13.5%
Money market funds - 13.5%
State Street Institutional U.S. Government Money Market Fund, 0.2412% (Y)		10,428,957	$10,428,957
T. Rowe Price Reserve Investment Fund, 0.3233% (Y)		249,499,056	249,499,056
			259,928,013
TOTAL SHORT-TERM INVESTMENTS (Cost $259,928,013)			$259,928,013
Total Investments (Capital Appreciation Value Fund)
(Cost $1,828,978,025) - 99.6%			$1,918,266,917
Other assets and liabilities, net - 0.4%			7,956,060
TOTAL NET ASSETS - 100.0%			$1,926,222,977

Core Bond Fund

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 59.6%
U.S. Government - 29.6%
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046		$8,960,000	$8,741,288

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
2.875%, 08/15/2045	$17,358,000	$18,279,468
3.000%, 11/15/2045	14,763,000	15,954,994
U.S. Treasury Notes
0.625%, 08/31/2017	19,752,000	19,707,242
0.750%, 10/31/2017 to 02/15/2019	121,411,000	121,182,590
1.125%, 01/15/2019 to 02/28/2021	45,326,000	45,361,646
1.250%, 10/31/2018 to 12/15/2018	19,713,000	19,908,993
1.375%, 09/30/2020 to 01/31/2021	36,950,000	37,205,953
1.500%, 02/28/2023	7,328,000	7,318,840
1.625%, 02/15/2026	17,308,000	17,130,870
1.750%, 10/31/2020	9,672,000	9,897,928
2.000%, 11/30/2020 to 02/28/2021	18,525,000	19,167,278
2.250%, 11/15/2025	4,061,000	4,242,953
2.625%, 11/15/2020	14,172,000	15,059,961
		359,160,004
U.S. Government Agency - 30.0%
Federal Home Loan Mortgage Corp.
2.626%, 12/01/2042 (P)	1,348,688	1,391,710
2.900%, 01/01/2044 (P)	1,090,177	1,132,328
3.500%, TBA (C)	12,500,000	13,062,972
3.500%, 11/01/2029 to 02/01/2046	38,863,716	41,111,020
4.000%, 10/01/2029 to 02/01/2046	25,356,074	27,457,969
4.500%, 08/01/2020 to 06/01/2042	5,210,297	5,454,245
5.000%, 05/01/2042 to 07/01/2044	2,029,418	2,269,751
Federal National Mortgage Association
1.577%, 10/09/2019 (Z)	1,935,000	1,827,279
2.727%, 01/01/2045 (P)	1,750,522	1,807,889
2.734%, 01/01/2045 (P)	1,278,003	1,318,248
2.738%, 02/01/2045 (P)	1,419,525	1,466,588
2.775%, 07/01/2045 (P)	653,946	674,203
2.791%, 11/01/2042 (P)	2,055,270	2,120,645
2.803%, 10/01/2045 (P)	1,178,239	1,217,505
2.822%, 05/01/2043 (P)	521,657	544,791
3.000%, 11/01/2042 to 07/01/2043	19,764,039	20,407,743
3.186%, 10/01/2043 (P)	371,653	385,806
3.500%, TBA (C)	17,994,000	18,862,903
3.500%, 12/01/2029 to 02/01/2046	50,582,010	53,503,329
4.000%, 01/01/2029 to 02/01/2046	52,472,353	56,611,717
4.375%, 04/01/2040 (P)	811,163	861,101
4.500%, 01/01/2020 to 02/01/2046	15,471,070	16,916,301
5.000%, 09/01/2043 to 06/01/2045	637,507	716,022
Government National Mortgage Association
2.500%, 05/20/2045 to 10/20/2045 (P)	7,826,243	8,014,042
3.000%, TBA (C)	24,400,000	25,220,153
3.500%, TBA (C)	24,300,000	25,616,544
4.000%, TBA (C)	516,000	558,651
4.000%, 10/15/2041 to 02/20/2046	23,545,676	25,295,637
4.500%, 04/15/2045 to 02/20/2046	4,374,298	4,791,197
5.000%, 11/20/2045	233,000	254,107
Tennessee Valley Authority
2.875%, 09/15/2024	1,328,000	1,394,725
4.250%, 09/15/2065	1,687,000	1,775,019
		364,042,140
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $718,465,843)		$723,202,144

Core Bond Fund (continued)

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Canada - 0.2%
Province of Ontario
1.625%, 01/18/2019	$1,955,000	$1,960,191
Chile - 0.1%
Republic of Chile
3.125%, 01/21/2026	1,035,000	1,042,763
Japan - 0.1%
Japan Bank for International Cooperation
1.750%, 05/28/2020	1,935,000	1,922,482
Jordan - 0.2%
Hashemite Kingdom of Jordan
2.578%, 06/30/2022	1,970,000	2,066,211
Mexico - 0.4%
Government of Mexico
4.125%, 01/21/2026	3,285,000	3,378,623
5.750%, 10/12/2110	1,474,000	1,400,300
		4,778,923
Paraguay - 0.0%
Republic of Paraguay
6.100%, 08/11/2044 (S)	410,000	398,725
Slovakia - 0.2%
Government of Slovakia
4.375%, 05/21/2022 (S)	1,705,000	1,938,039
Slovenia - 0.4%
Republic of Slovenia
5.250%, 02/18/2024 (S)	3,160,000	3,515,500
5.500%, 10/26/2022 (S)	875,000	984,375
5.850%, 05/10/2023 (S)	640,000	731,200
		5,231,075
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $19,176,877)		$19,338,409

CORPORATE BONDS - 22.3%
Consumer discretionary - 2.5%
21st Century Fox America, Inc.
4.950%, 10/15/2045	515,000	501,988
Bed Bath & Beyond, Inc.
5.165%, 08/01/2044	730,000	588,414
CCO Safari II LLC
4.908%, 07/23/2025 (S)	1,785,000	1,827,056
6.484%, 10/23/2045 (S)	1,234,000	1,296,202
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	480,000	401,268
DIRECTV Holdings LLC
3.800%, 03/15/2022	305,000	313,411
3.950%, 01/15/2025	1,720,000	1,747,682
4.450%, 04/01/2024	1,260,000	1,328,627
General Motors Company
5.000%, 04/01/2035	665,000	580,146
6.600%, 04/01/2036	530,000	544,766
6.750%, 04/01/2046	265,000	277,068
General Motors Financial Company, Inc.
3.100%, 01/15/2019	635,000	628,261
3.450%, 04/10/2022	1,210,000	1,141,566
4.200%, 03/01/2021	2,050,000	2,050,000
5.250%, 03/01/2026	2,340,000	2,348,775
Grupo Televisa SAB
5.000%, 05/13/2045	620,000	521,028
6.125%, 01/31/2046	575,000	561,108

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
McDonald’s Corp.
2.750%, 12/09/2020	$620,000	$638,012
3.700%, 01/30/2026	240,000	250,509
4.875%, 12/09/2045	1,395,000	1,465,853
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	640,000	626,602
3.500%, 06/15/2022	570,000	557,720
3.900%, 11/15/2024	1,035,000	1,017,237
3.950%, 06/15/2025	515,000	496,345
Sky PLC
3.750%, 09/16/2024 (S)	1,370,000	1,354,523
The Home Depot, Inc.
2.000%, 04/01/2021	1,645,000	1,655,447
3.000%, 04/01/2026	1,120,000	1,158,264
The Walt Disney Company
2.300%, 02/12/2021	675,000	691,818
Time Warner Cable, Inc.
6.550%, 05/01/2037	350,000	352,593
Time Warner, Inc.
4.850%, 07/15/2045	242,000	225,679
Viacom, Inc.
4.850%, 12/15/2034	715,000	568,981
5.250%, 04/01/2044	340,000	270,222
Volkswagen Group of America Finance LLC
2.400%, 05/22/2020 (S)	746,000	707,371
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	1,475,000	1,464,764
		30,159,306
Consumer staples - 1.8%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	1,250,000	1,261,848
2.650%, 02/01/2021	2,179,000	2,217,767
3.650%, 02/01/2026	4,507,000	4,648,479
4.700%, 02/01/2036	10,000	10,486
4.900%, 02/01/2046	1,932,000	2,070,917
CVS Health Corp.
5.125%, 07/20/2045	240,000	269,335
Kraft Heinz Foods Company
2.800%, 07/02/2020 (S)	1,925,000	1,948,231
5.200%, 07/15/2045 (S)	1,115,000	1,200,726
Philip Morris International, Inc.
1.375%, 02/25/2019	790,000	787,360
1.875%, 02/25/2021	795,000	790,348
Reynolds American, Inc.
5.700%, 08/15/2035	955,000	1,078,272
5.850%, 08/15/2045	590,000	692,599
Walgreens Boots Alliance, Inc.
4.800%, 11/18/2044	930,000	849,907
Wm. Wrigley Jr. Company
2.000%, 10/20/2017 (S)	290,000	290,690
2.400%, 10/21/2018 (S)	610,000	613,661
2.900%, 10/21/2019 (S)	1,441,000	1,461,531
3.375%, 10/21/2020 (S)	1,690,000	1,743,321
		21,935,478
Energy - 2.9%
Apache Corp.
4.250%, 01/15/2044	670,000	479,877
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	502,000	401,183
Chevron Corp.
1.365%, 03/02/2018	2,020,000	2,007,278
2.411%, 03/03/2022	1,700,000	1,655,202

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Ecopetrol SA
5.375%, 06/26/2026	$155,000	$125,744
5.875%, 05/28/2045	595,000	415,013
7.375%, 09/18/2043	175,000	139,563
Energy Transfer Partners LP
2.500%, 06/15/2018	1,075,000	987,017
4.150%, 10/01/2020	545,000	474,710
4.750%, 01/15/2026	550,000	472,097
6.125%, 12/15/2045	155,000	127,488
Exxon Mobil Corp.
1.439%, 03/01/2018	2,190,000	2,190,000
1.708%, 03/01/2019	2,190,000	2,190,000
2.222%, 03/01/2021	2,190,000	2,190,000
2.726%, 03/01/2023	1,095,000	1,095,000
3.043%, 03/01/2026	2,190,000	2,190,000
4.114%, 03/01/2046	1,535,000	1,535,000
Gulfstream Natural Gas System LLC
5.950%, 10/15/2045 (S)	715,000	645,606
Halliburton Company
3.800%, 11/15/2025	715,000	676,807
5.000%, 11/15/2045	510,000	451,971
Kerr-McGee Corp.
6.950%, 07/01/2024	2,175,000	2,061,735
Kinder Morgan, Inc.
5.300%, 12/01/2034	755,000	591,747
Magellan Midstream Partners LP
5.000%, 03/01/2026	410,000	418,382
Marathon Oil Corp.
5.200%, 06/01/2045	385,000	226,295
Marathon Petroleum Corp.
5.000%, 09/15/2054	125,000	79,325
5.850%, 12/15/2045	455,000	330,631
ONEOK Partners LP
2.000%, 10/01/2017	585,000	548,956
Petroleos Mexicanos
2.378%, 04/15/2025	831,250	851,479
2.460%, 12/15/2025	2,740,000	2,814,418
5.625%, 01/23/2046 (S)	890,000	695,313
6.875%, 08/04/2026 (S)	755,000	781,803
Pioneer Natural Resources Company
3.450%, 01/15/2021	970,000	911,186
Plains All American Pipeline LP
4.650%, 10/15/2025	250,000	210,284
Rowan Companies, Inc.
5.400%, 12/01/2042	655,000	328,084
5.850%, 01/15/2044	400,000	202,471
TC PipeLines LP
4.650%, 06/15/2021	166,000	158,202
Transcontinental Gas Pipe Line Company LLC
7.850%, 02/01/2026 (S)	1,005,000	1,072,373
Valero Energy Corp.
4.900%, 03/15/2045	685,000	549,699
Western Gas Partners LP
3.950%, 06/01/2025	1,545,000	1,126,059
5.375%, 06/01/2021	215,000	183,661
5.450%, 04/01/2044	245,000	162,074
Williams Partners LP
4.000%, 09/15/2025	475,000	361,513
		35,115,246
Financials - 7.1%
ACE INA Holdings, Inc.
3.350%, 05/03/2026	1,420,000	1,453,833
4.350%, 11/03/2045	895,000	938,773

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
AIA Group, Ltd.
3.200%, 03/11/2025 (S)	$605,000	$600,623
American International Group, Inc.
3.750%, 07/10/2025	1,010,000	991,242
4.375%, 01/15/2055	405,000	329,028
4.800%, 07/10/2045	140,000	129,631
American Tower Corp.
2.800%, 06/01/2020	685,000	680,511
3.300%, 02/15/2021	735,000	735,070
3.450%, 09/15/2021	1,310,000	1,307,466
3.500%, 01/31/2023	1,276,000	1,252,838
4.400%, 02/15/2026	390,000	398,006
Bank of America Corp.
2.625%, 10/19/2020	985,000	976,531
3.875%, 08/01/2025	1,434,000	1,471,717
4.450%, 03/03/2026	2,911,000	2,925,497
6.000%, 09/01/2017	1,570,000	1,657,355
Capital One Financial Corp.
4.200%, 10/29/2025	1,140,000	1,118,725
Citigroup, Inc.
1.550%, 08/14/2017	2,210,000	2,198,177
1.800%, 02/05/2018	1,445,000	1,435,385
3.700%, 01/12/2026	1,705,000	1,740,125
4.450%, 09/29/2027	2,625,000	2,583,126
4.650%, 07/30/2045	820,000	827,451
Commonwealth Bank of Australia
4.500%, 12/09/2025 (S)	495,000	487,917
Credit Suisse Group Funding Guernsey, Ltd.
3.125%, 12/10/2020 (S)	2,405,000	2,361,568
DDR Corp.
3.375%, 05/15/2023	1,325,000	1,286,195
4.625%, 07/15/2022	1,610,000	1,672,877
GE Capital International Funding Company
4.418%, 11/15/2035 (S)	1,419,000	1,478,611
Intesa Sanpaolo SpA
5.710%, 01/15/2026 (S)	895,000	852,774
JPMorgan Chase & Co.
2.550%, 03/01/2021	4,835,000	4,818,015
3.900%, 07/15/2025	486,000	510,850
4.250%, 10/01/2027	380,000	386,764
4.950%, 06/01/2045	636,000	643,304
Lazard Group LLC
3.750%, 02/13/2025	1,810,000	1,631,246
4.250%, 11/14/2020	1,085,000	1,113,321
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	1,030,000	979,393
Marsh & McLennan Companies, Inc.
3.750%, 03/14/2026	1,115,000	1,134,368
MetLife, Inc.
4.600%, 05/13/2046	415,000	410,633
Metropolitan Life Global Funding I
1.950%, 12/03/2018 (S)	340,000	338,817
2.500%, 12/03/2020 (S)	2,015,000	2,008,203
Mid-America Apartments LP
3.750%, 06/15/2024	1,195,000	1,197,747
4.000%, 11/15/2025	620,000	632,975
4.300%, 10/15/2023	555,000	586,919
Mitsubishi UFJ Financial Group, Inc.
2.950%, 03/01/2021	815,000	821,969
3.850%, 03/01/2026	580,000	585,366
Morgan Stanley
2.800%, 06/16/2020	2,115,000	2,122,806
3.950%, 04/23/2027	1,160,000	1,120,650

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
4.000%, 07/23/2025	$4,107,000	$4,237,635
Murray Street Investment Trust I
4.647%, 03/09/2017	1,961,000	2,006,325
Nippon Life Insurance Company (4.700% to
01/20/2026, then 5 Year
U.S. ISDAFIX + 3.750%)
01/20/2046 (S)	1,405,000	1,426,075
Royal Bank of Canada
4.650%, 01/27/2026	1,385,000	1,397,012
Santander Issuances SAU
5.179%, 11/19/2025	755,000	704,198
Santander UK Group Holdings PLC
2.875%, 10/16/2020	1,950,000	1,911,780
4.750%, 09/15/2025 (S)	1,185,000	1,117,526
Skandinaviska Enskilda Banken AB
2.625%, 11/17/2020 (S)	2,405,000	2,422,989
SunTrust Banks, Inc.
2.900%, 03/03/2021	1,455,000	1,451,843
Synchrony Financial
4.500%, 07/23/2025	1,280,000	1,295,795
Tanger Properties LP
3.750%, 12/01/2024	585,000	595,257
3.875%, 12/01/2023	695,000	712,915
Teachers Insurance & Annuity Association of
America
4.900%, 09/15/2044 (S)	195,000	198,302
The Goldman Sachs Group, Inc.
2.875%, 02/25/2021	1,935,000	1,939,261
3.750%, 02/25/2026	1,355,000	1,361,928
4.250%, 10/21/2025	1,240,000	1,233,928
4.750%, 10/21/2045	1,019,000	1,031,302
6.750%, 10/01/2037	1,074,000	1,227,772
UBS Group AG
4.125%, 09/24/2025 (S)	1,364,000	1,357,033
US Bancorp
2.350%, 01/29/2021	1,910,000	1,929,144
WEA Finance LLC
3.250%, 10/05/2020 (S)	1,770,000	1,800,534
		86,292,952
Health care - 1.6%
AbbVie, Inc.
2.500%, 05/14/2020	1,875,000	1,873,751
Actavis Funding SCS
2.350%, 03/12/2018	970,000	975,860
3.000%, 03/12/2020	1,235,000	1,256,257
3.800%, 03/15/2025	1,525,000	1,570,206
4.750%, 03/15/2045	1,250,000	1,275,295
Anthem, Inc.
5.100%, 01/15/2044	240,000	237,894
Baxalta, Inc.
4.000%, 06/23/2025 (S)	545,000	537,820
5.250%, 06/23/2045 (S)	1,235,000	1,182,387
Biogen, Inc.
2.900%, 09/15/2020	750,000	758,332
4.050%, 09/15/2025	710,000	738,976
5.200%, 09/15/2045	658,000	674,191
Celgene Corp.
2.875%, 08/15/2020	765,000	775,514
5.000%, 08/15/2045	1,175,000	1,202,820
Express Scripts Holding Company
4.500%, 02/25/2026	1,115,000	1,122,462

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Johnson & Johnson
2.450%, 03/01/2026	$1,215,000	$1,215,193
3.700%, 03/01/2046	486,000	487,034
Perrigo Finance Unlimited Company
3.900%, 12/15/2024	1,265,000	1,233,801
UnitedHealth Group, Inc.
2.125%, 03/15/2021	1,170,000	1,169,858
3.100%, 03/15/2026	1,620,000	1,630,234
		19,917,885
Industrials - 1.3%
AP Moeller - Maersk A/S
3.875%, 09/28/2025 (S)	1,036,000	964,006
Burlington Northern Santa Fe LLC
4.700%, 09/01/2045	760,000	805,620
Embraer Netherlands Finance BV
5.050%, 06/15/2025	350,000	291,375
ERAC USA Finance LLC
4.500%, 02/15/2045 (S)	360,000	334,655
5.625%, 03/15/2042 (S)	1,109,000	1,186,669
General Electric Company
5.875%, 01/14/2038	433,000	544,692
L-3 Communications Corp.
3.950%, 05/28/2024	173,000	162,663
Lockheed Martin Corp.
2.500%, 11/23/2020	1,710,000	1,740,127
3.550%, 01/15/2026	1,272,000	1,337,561
4.700%, 05/15/2046	960,000	1,032,530
Northrop Grumman Corp.
3.250%, 08/01/2023	1,460,000	1,503,791
3.850%, 04/15/2045	480,000	461,836
Penske Truck Leasing Company LP
3.050%, 01/09/2020 (S)	370,000	366,839
3.200%, 07/15/2020 (S)	1,660,000	1,647,434
3.375%, 02/01/2022 (S)	1,410,000	1,372,274
Union Pacific Corp.
4.050%, 03/01/2046	870,000	862,804
Valmont Industries, Inc.
5.250%, 10/01/2054	710,000	624,364
Verisk Analytics, Inc.
5.500%, 06/15/2045	195,000	178,915
		15,418,155
Information technology - 2.0%
Alibaba Group Holding, Ltd.
3.600%, 11/28/2024	1,195,000	1,172,349
Analog Devices, Inc.
5.300%, 12/15/2045	540,000	573,200
Apple, Inc.
2.250%, 02/23/2021	2,150,000	2,186,976
2.850%, 02/23/2023	1,610,000	1,646,978
3.250%, 02/23/2026	666,000	687,197
4.375%, 05/13/2045	535,000	539,922
4.650%, 02/23/2046	1,785,000	1,870,628
Cisco Systems, Inc.
1.600%, 02/28/2019	1,152,000	1,159,480
2.200%, 02/28/2021	2,900,000	2,927,727
2.950%, 02/28/2026	1,090,000	1,107,530
Fidelity National Information Services, Inc.
2.850%, 10/15/2018	1,385,000	1,396,929
3.625%, 10/15/2020	1,110,000	1,132,305
4.500%, 10/15/2022	555,000	574,896
5.000%, 10/15/2025	750,000	779,424

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Hewlett Packard Enterprise Company
4.900%, 10/15/2025 (S)	$1,120,000	$1,062,526
6.350%, 10/15/2045 (S)	1,485,000	1,266,657
Microsoft Corp.
4.450%, 11/03/2045	375,000	402,102
Visa, Inc.
2.200%, 12/14/2020	2,560,000	2,607,096
3.150%, 12/14/2025	1,135,000	1,179,184
4.300%, 12/14/2045	245,000	262,704
		24,535,810
Materials - 0.4%
Albemarle Corp.
5.450%, 12/01/2044	675,000	640,763
Barrick Gold Corp.
4.100%, 05/01/2023	175,000	163,397
International Paper Company
5.150%, 05/15/2046	1,095,000	996,167
LYB International Finance BV
4.875%, 03/15/2044	515,000	469,494
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	1,860,000	1,776,858
The Mosaic Company
5.625%, 11/15/2043	355,000	330,523
		4,377,202
Telecommunication services - 1.2%
America Movil SAB de CV
3.125%, 07/16/2022	925,000	926,624
AT&T, Inc.
2.800%, 02/17/2021	1,350,000	1,363,817
3.000%, 06/30/2022	2,180,000	2,161,082
3.400%, 05/15/2025	2,310,000	2,265,362
4.125%, 02/17/2026	815,000	841,677
5.650%, 02/15/2047	875,000	906,705
Verizon Communications, Inc.
2.500%, 09/15/2016	820,000	826,330
4.272%, 01/15/2036	473,000	434,002
4.400%, 11/01/2034	1,517,000	1,425,352
4.862%, 08/21/2046	3,205,000	3,131,833
		14,282,784
Utilities - 1.5%
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,695,000	1,683,349
Appalachian Power Company
4.450%, 06/01/2045	530,000	525,787
Commonwealth Edison Company
3.700%, 03/01/2045	270,000	256,721
Consolidated Edison Company of New York, Inc.
4.500%, 12/01/2045	560,000	595,284
4.625%, 12/01/2054	175,000	180,513
Dominion Resources, Inc.
3.900%, 10/01/2025	297,000	300,928
4.700%, 12/01/2044	810,000	778,988
Duke Energy Corp.
3.750%, 04/15/2024	600,000	619,600
4.800%, 12/15/2045	490,000	510,348
Duke Energy Progress LLC
3.250%, 08/15/2025	1,110,000	1,148,847
4.200%, 08/15/2045	415,000	426,933
Electricite de France SA
4.950%, 10/13/2045 (S)	900,000	901,952

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Electricite de France SA (continued)
5.250%, 10/13/2055 (S)	$515,000	$505,894
Indiana Michigan Power Company
4.550%, 03/15/2046	485,000	483,336
MidAmerican Energy Company
3.500%, 10/15/2024	680,000	725,953
4.250%, 05/01/2046	680,000	709,460
Pacific Gas & Electric Company
2.950%, 03/01/2026	822,000	827,807
PECO Energy Company
3.150%, 10/15/2025	1,245,000	1,295,762
PPL Electric Utilities Corp.
4.150%, 10/01/2045	760,000	784,869
Puget Energy, Inc.
6.000%, 09/01/2021	1,800,000	2,050,128
Sempra Energy
2.850%, 11/15/2020	1,245,000	1,249,618
3.750%, 11/15/2025	130,000	132,019
Southwestern Electric Power Company
3.900%, 04/01/2045	690,000	617,671
Virginia Electric & Power Company
3.150%, 01/15/2026	980,000	1,004,924
		18,316,691
TOTAL CORPORATE BONDS (Cost $273,219,831)		$270,351,509

MUNICIPAL BONDS - 1.0%
County of Clark Department of Aviation
(Nevada) 6.820%, 07/01/2045	1,725,000	2,541,356
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,160,000	1,689,842
New Jersey Turnpike Authority
7.102%, 01/01/2041	1,541,000	2,204,015
North Texas Tollway Authority
6.718%, 01/01/2049	1,375,000	1,972,823
Port Authority of New York & New Jersey
4.458%, 10/01/2062	1,610,000	1,615,442
State of California 7.600%, 11/01/2040	1,055,000	1,604,855
The Ohio State University 4.800%, 06/01/2111	469,000	497,609
TOTAL MUNICIPAL BONDS (Cost $11,331,464)		$12,125,942

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.9%
Commercial and residential - 3.9%
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	1,110,000	1,230,293
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class A4,
3.622%, 07/10/2047	222,000	233,290
Series 2015-GC35, Class A4,
3.818%, 11/10/2048	222,000	233,983
Series 2016-GC36, Class A5,
3.616%, 02/10/2049	600,000	622,540
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR1, Class A2,
2.350%, 05/15/2045	1,694,780	1,704,454
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	241,000	239,948
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	484,000	494,571

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG) (continued)
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	$80,000	$86,491
Series 2013-CR6, Class A1,
0.719%, 03/10/2046	256,370	253,929
Series 2014-CR16, Class ASB,
3.653%, 04/10/2047	940,000	988,005
Series 2014-CR18, Class ASB,
3.452%, 07/15/2047	318,000	333,317
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	506,000	527,251
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047	1,206,000	1,272,486
Series 2014-UBS6, Class ASB,
3.387%, 12/10/2047	843,000	880,443
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2010-C1, Class A2,
3.830%, 07/10/2046 (S)	227,750	234,339
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	2,041,000	2,201,959
Commercial Mortgage Trust (Deutsche Bank
AG/Jefferies & Company),
Series 2014-UBS5, Class ASB
3.548%, 09/10/2047	195,000	205,725
Commercial Mortgage Trust (Deutsche Bank
AG/UBS), Series 2014-UBS3, Class A4
3.819%, 06/10/2047	933,000	986,213
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class ASB,
3.617%, 11/11/2048	1,683,000	1,764,282
Series 2016-C5, Class ASB,
3.533%, 11/15/2048	765,000	798,375
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	69,806	69,987
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	3,940,000	4,335,989
GS Mortgage Securities Trust
Series 2011-GC5, Class A2,
2.999%, 08/10/2044	2,867,275	2,872,649
Series 2012-GCJ7, Class A1,
1.144%, 05/10/2045	54,473	54,434
Series 2012-GCJ7, Class A2,
2.318%, 05/10/2045	1,525,000	1,532,539
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	181,000	186,229
Series 2013-GC16, Class A1,
1.264%, 11/10/2046	227,091	226,464
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	361,000	380,174
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	237,000	249,792
Series 2014-GC26, Class AAB,
3.365%, 11/10/2047	523,000	542,554
Series 2015-GC32, Class AAB,
3.278%, 10/10/2048	1,166,000	1,201,562
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust,
Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	2,001,047	2,312,955

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4,
3.801%, 09/15/2047	$345,000	$363,290
Series 2015-C28, Class A3,
2.912%, 10/15/2048	784,000	770,398
Series 2015-C30, Class AS,
4.226%, 07/15/2048 (P)	1,114,000	1,164,849
Series 2015-C31, Class ASB,
3.540%, 08/15/2048	1,288,000	1,348,847
Series 2016-C1, Class A5,
3.576%, 03/15/2049	764,000	787,996
Series 2016-C1, Class ASB,
3.315%, 03/15/2049	1,019,000	1,050,098
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	13,251	13,257
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	886,000	946,522
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	238,029	244,047
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	841,000	903,349
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (S)	2,132,000	2,221,955
Series 2012-LC9, Class A2,
1.677%, 12/15/2047	466,000	465,874
Series 2015-JP1, Class ASB,
3.733%, 01/15/2049	280,000	296,389
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	581,997	580,918
Series 2013-C9, Class A,
1.970%, 05/15/2046	299,444	301,703
Series 2015-C25, Class ASB,
3.383%, 10/15/2028	916,000	952,086
Series 2016-C28, Class ASB,
3.288%, 04/15/2025	1,003,000	1,024,377
Morgan Stanley Capital I Trust
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	1,501,497	1,503,916
Series 2011-C3, Class A2,
3.224%, 07/15/2049	1,015,242	1,017,766
Series 2016-UBS9, Class A1,
1.711%, 03/15/2049	759,000	757,644
Series 2016-UBS9, Class A4,
3.594%, 03/15/2049	605,000	624,689
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A2,
2.113%, 05/10/2063	854,000	857,883
Series 2013-C5, Class A4,
3.185%, 03/10/2046	308,000	315,763
		47,770,838
U.S. Government Agency - 3.0%
Federal Home Loan Mortgage Corp.
Series 2014-HQ1, Class M1,
2.076%, 08/25/2024 (P)	623,959	625,782
Series 2015-DN1, Class M1,
1.676%, 01/25/2025 (P)	424,639	424,444
Series 271, Class 30, 3.000%, 08/15/2042	548,571	564,834
Series 300, Class 300, 3.000%, 01/15/2043	12,373,049	12,671,425

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 342, Class 300, 3.000%, 02/15/2045	$4,254,395	$4,352,926
Series 4225, Class A, 4.000%, 09/15/2040	1,339,332	1,432,158
Series 4227, Class AB, 3.500%, 10/15/2037	1,280,555	1,338,592
Series 4462, Class DA, 4.000%, 04/15/2040	7,455,001	7,955,981
Federal National Mortgage Association
Series 2007-108, Class AN,
8.175%, 11/25/2037 (P)	342,600	419,095
Series 2012-112, Class DA,
3.000%, 10/25/2042	5,161,951	5,330,074
Series 2012-134, Class LC,
3.000%, 12/25/2042	528,392	549,893
Series 411, Class A3, 3.000%, 08/25/2042	497,963	509,493
		36,174,697
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $83,905,906)		$83,945,535

ASSET BACKED SECURITIES - 12.3%
Ally Auto Receivables Trust
Series 2014-1, Class A4,
1.530%, 04/15/2019	1,138,000	1,141,365
Series 2015-2, Class A3,
1.380%, 11/15/2019	1,127,000	1,129,761
Series 2016-1, Class A2A,
1.200%, 08/15/2018	1,120,000	1,120,274
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	3,112,000	3,112,929
Series 2014-3, Class A, 1.330%, 03/15/2019	2,487,000	2,486,003
Series 2014-4, Class A2,
1.430%, 06/17/2019	1,019,000	1,018,555
Series 2014-5, Class A1,
0.921%, 10/15/2019 (P)	2,240,000	2,232,433
Series 2015-2, Class A1,
1.001%, 01/15/2021 (P)	1,432,000	1,434,790
American Express Credit Account
Master Trust, Series 2014-3, Class A
1.490%, 04/15/2020	3,574,000	3,593,041
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A,
2.100%, 03/20/2019 (S)	1,139,000	1,132,216
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	3,292,000	3,252,370
Bank of The West Auto Trust, Series 2014-1, Class A3
1.090%, 03/15/2019 (S)	556,000	554,654
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	318,000	317,203
Series 2014-3, Class A4,
1.790%, 03/16/2020	255,000	255,454
Series 2015-1, Class A4,
1.820%, 09/15/2020	730,000	729,719
Series 2015-2, Class A3,
1.310%, 08/15/2019	708,000	705,306
Series 2015-4, Class A2,
1.600%, 09/17/2018 (S)	890,000	890,661
Series 2015-4, Class A4,
2.580%, 06/15/2021 (S)	1,199,000	1,218,310
Capital Auto Receivables Asset Trust
Series 2013-2, Class A4,
1.560%, 07/20/2018	549,000	549,582

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Capital Auto Receivables
Asset Trust (continued)
Series 2013-3, Class A3,
1.310%, 12/20/2017	$356,659	$356,793
Series 2013-3, Class A4,
1.680%, 04/20/2018	298,000	298,354
Series 2013-4, Class A4,
1.470%, 07/20/2018	985,000	986,437
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,425,000	1,428,384
Series 2014-2, Class A2,
0.910%, 04/20/2017	846,496	846,496
Series 2014-2, Class A4,
1.620%, 10/22/2018	305,000	305,121
Series 2015-1, Class A3,
1.610%, 06/20/2019	1,968,000	1,971,247
Series 2015-1, Class A4,
1.860%, 10/21/2019	1,232,000	1,234,542
Series 2015-2, Class A2,
1.390%, 09/20/2018	715,000	715,579
Series 2015-2, Class A3,
1.730%, 09/20/2019	2,437,000	2,438,240
Series 2015-2, Class A4,
1.970%, 01/21/2020	3,131,000	3,149,385
Series 2015-3, Class A1A,
1.390%, 02/20/2018 (S)	3,572,000	3,571,121
Series 2015-3, Class A3,
1.940%, 01/21/2020	1,540,000	1,548,469
Series 2015-4, Class A2,
1.620%, 03/20/2019	946,000	946,706
Series 2015-4, Class A3,
1.830%, 03/20/2020	1,038,000	1,041,027
Series 2015-4, Class A4,
2.010%, 07/20/2020	776,000	778,772
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Class A
1.390%, 01/15/2021	627,000	629,386
Discover Card Execution Note Trust,
Series 2015-A4, Class A1
2.190%, 04/17/2023	2,270,000	2,307,053
Ford Credit Auto Owner Trust
Series 2013-B, Class A3,
0.570%, 10/15/2017	139,366	139,296
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	2,873,000	2,909,245
Series 2014-C, Class A3,
1.060%, 05/15/2019	1,464,000	1,463,806
Series 2015-2, Class A,
2.440%, 01/15/2027 (S)	2,500,000	2,530,809
Series 2016-1, Class A,
2.310%, 08/15/2027 (S)	4,956,000	4,954,654
Series 2016-A, Class A2A,
1.120%, 12/15/2018	1,805,000	1,805,243
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class A, 1.920%, 01/15/2019	2,064,000	2,072,707
Series 2014-1, Class A1,
1.200%, 02/15/2019	682,000	680,655
Series 2015-2, Class A2,
1.001%, 01/15/2022 (P)	2,284,000	2,246,850
Series 2016-1, Class A2,
1.329%, 02/15/2021 (P)	1,783,000	1,784,523
Hyundai Auto Receivables Trust
Series 2013-A, Class A4,
0.750%, 09/17/2018	580,000	579,475

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust (continued)
Series 2013-B, Class A4,
1.010%, 02/15/2019	$515,000	$514,767
Series 2013-C, Class A3,
1.010%, 02/15/2018	33,116	33,110
Series 2014-B, Class A3,
0.900%, 12/17/2018	1,234,797	1,233,571
Navient Private Education Loan Trust
Series 2015-AA, Class A2B,
1.631%, 12/15/2028 (P)(S)	485,000	467,979
Series 2015-CA, Class A,
1.931%, 01/16/2035 (P)(S)	1,608,722	1,608,734
Series 2015-CA, Class B,
3.250%, 05/15/2040 (S)	915,000	912,575
Series 2016-AA, Class A1,
1.656%, 12/15/2025 (P)(S)	1,383,000	1,382,820
Series 2016-AA, Class A2A,
3.910%, 12/15/2045 (S)	1,810,000	1,835,839
Series 2016-AA, Class A2B,
2.706%, 12/15/2045 (P)(S)	511,000	498,881
Navient Student Loan Trust
Series 2014-8, Class A2,
0.866%, 04/25/2023 (P)	782,000	772,641
Series 2014-8, Class B,
1.926%, 07/26/2049 (P)	495,000	437,892
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.799%, 10/27/2036 (P)	1,074,614	1,023,936
Series 2004-4, Class A5,
0.779%, 01/25/2037 (P)	939,138	893,012
Series 2005-1, Class A5,
0.729%, 10/25/2033 (P)	2,888,000	2,685,050
Series 2005-2, Class A5,
0.686%, 03/23/2037 (P)	1,007,000	938,228
Series 2005-3, Class A5,
0.706%, 12/24/2035 (P)	1,326,000	1,241,818
Series 2005-4, Class A4,
0.766%, 03/22/2032 (P)	668,000	606,450
Series 2006-1, Class A4,
0.708%, 11/23/2022 (P)	7,763	7,707
Series 2010-4, Class A,
1.236%, 04/25/2046 (P)(S)	359,466	355,555
SLC Student Loan Trust, Series 2007-2,
Class A2
1.018%, 05/15/2028 (P)	278,960	274,258
SLM Private Education Loan Trust
Series 2011-A, Class A2,
4.370%, 04/17/2028 (S)	2,329,000	2,417,614
Series 2011-B, Class A2,
3.740%, 02/15/2029 (S)	311,000	317,152
Series 2012-B, Class A2,
3.480%, 10/15/2030 (S)	1,321,181	1,346,910
Series 2012-C, Class A1,
1.527%, 08/15/2023 (P)(S)	600,309	599,687
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	1,778,000	1,791,487
Series 2012-E, Class A1,
1.177%, 10/16/2023 (P)(S)	177,713	177,665
Series 2012-E, Class A2B,
2.177%, 06/15/2045 (P)(S)	499,000	499,940
Series 2013-A, Class A1,
1.027%, 08/15/2022 (P)(S)	928,334	926,421
Series 2013-A, Class A2A,
1.770%, 05/17/2027 (S)	549,000	542,071

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Private Education Loan Trust (continued)
Series 2013-A, Class A2B,
1.477%, 05/17/2027 (P)(S)	$1,189,000	$1,178,877
Series 2013-B, Class A1,
1.077%, 07/15/2022 (P)(S)	608,769	605,390
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	1,702,000	1,667,746
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	281,000	284,662
Series 2014-A, Class A1,
1.031%, 07/15/2022 (P)(S)	1,015,953	1,009,203
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	984,000	989,092
SLM Student Loan Trust
Series 2004-10, Class A6A,
1.169%, 04/27/2026 (P)(S)	2,826,000	2,789,923
Series 2004-3, Class A5,
0.789%, 07/25/2023 (P)	1,231,794	1,199,813
Series 2005-5, Class A3,
0.719%, 04/25/2025 (P)	75,894	75,175
Series 2005-5, Class A4,
0.759%, 10/25/2028 (P)	8,572,000	8,052,262
Series 2005-6, Class A5B,
1.819%, 07/27/2026 (P)	308,869	308,338
Series 2005-6, Class A6,
0.759%, 10/27/2031 (P)	1,891,000	1,774,081
Series 2005-7, Class A4,
0.769%, 10/25/2029 (P)	856,000	810,747
Series 2005-9, Class A5,
0.739%, 01/27/2025 (P)	284,121	282,997
Series 2006-3, Class A5,
0.719%, 01/25/2021 (P)	1,012,000	969,798
Series 2007-2, Class A4,
0.679%, 07/25/2022 (P)	2,578,000	2,405,035
Series 2007-2, Class B,
0.789%, 07/25/2025 (P)	2,151,000	1,684,315
Series 2007-3, Class A3,
0.659%, 04/25/2019 (P)	3,384,386	3,333,859
Series 2007-5, Class A5,
0.699%, 01/25/2024 (P)	869,000	857,353
Series 2008-5, Class A3,
1.919%, 01/25/2018 (P)	2,083	2,084
Series 2010-1, Class A,
0.836%, 03/25/2025 (P)	734,098	704,993
Series 2012-6, Class A3,
1.176%, 05/26/2026 (P)	963,000	923,132
Series 2012-6, Class B,
1.436%, 04/27/2043 (P)	720,000	637,312
Series 2013-1, Class B,
2.236%, 11/25/2043 (P)	185,000	165,573
Series 2013-3, Class B,
1.936%, 09/25/2043 (P)	366,000	329,332
Series 2014-2, Class A3,
1.026%, 03/26/2029 (P)	840,000	797,320
Series 2014-2, Class B,
1.936%, 01/25/2045 (P)	100,000	89,838
SMB Private Education Loan Trust
Series 2015-A, Class A1,
1.031%, 07/17/2023 (P)(S)	416,404	414,289
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	5,452,000	5,338,476
Series 2015-A, Class A2B,
1.431%, 06/15/2027 (P)(S)	2,328,000	2,237,609

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2015-B, Class A2A,
2.980%, 07/15/2027 (S)	$1,381,000	$1,384,284
Series 2015-B, Class A2B,
1.631%, 07/15/2027 (P)(S)	1,663,000	1,614,586
Series 2015-C, Class A1,
1.331%, 07/15/2022 (P)(S)	1,689,146	1,688,317
Series 2015-C, Class A2A,
2.750%, 07/15/2027 (S)	1,985,000	1,968,477
Series 2015-C, Class A2B,
1.831%, 06/15/2023 (P)(S)	848,000	829,317
Trade MAPS 1, Ltd., Series 2013-1A, Class A
1.129%, 12/10/2018 (P)(S)	1,142,000	1,135,129
World Financial Network Credit Card
Master Trust, Series 2014-C, Class A
1.540%, 08/16/2021	501,000	502,433
TOTAL ASSET BACKED SECURITIES (Cost $151,776,043)		$149,979,938

SHORT-TERM INVESTMENTS - 4.1%
Money market funds - 4.1%
State Street Institutional Liquid Reserves
Fund, 0.4194% (Y)	49,359,883	$49,359,883
TOTAL SHORT-TERM INVESTMENTS (Cost $49,359,883)		$49,359,883
Total Investments (Core Bond Fund)
(Cost $1,307,235,847) - 107.8%		$1,308,303,360
Other assets and liabilities, net - (7.8%)		(94,564,527)
TOTAL NET ASSETS - 100.0%		$1,213,738,833

Fundamental Global Franchise Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.8%
Belgium - 1.9%
Anheuser-Busch InBev NV	73,089	$8,176,993
France - 5.8%
Danone SA	354,859	24,679,831
Germany - 2.9%
adidas AG	114,323	12,184,447
Ireland - 3.9%
Experian PLC	1,003,874	16,429,417
Netherlands - 6.1%
Heineken Holding NV	354,838	25,699,156
South Korea - 2.6%
Samsung Electronics Company, Ltd.	11,577	11,036,554
Switzerland - 3.7%
Nestle SA	221,530	15,491,812
United Kingdom - 14.8%
British American Tobacco PLC	333,260	18,130,715
Diageo PLC	566,594	14,561,645
Imperial Tobacco Group PLC	312,689	16,139,659
SABMiller PLC	234,209	13,554,705
		62,386,724
United States - 54.1%
Alphabet, Inc., Class A (I)	9,256	6,638,588
Alphabet, Inc., Class C (I)	9,505	6,632,304

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Fundamental Global Franchise Fund (continued)

		Shares or
		Principal
		Amount	Value
COMMON STOCKS (continued)
United States (continued)
Amazon.com, Inc. (I)		29,229	$16,149,607
American Express Company		99,300	5,519,094
American Tower Corp.		114,772	10,581,978
Amgen, Inc.		54,335	7,730,784
Apple, Inc.		217,716	21,050,960
eBay, Inc. (I)		1,148,984	27,345,819
IHS, Inc., Class A (I)		127,303	13,238,239
McDonald’s Corp.		143,272	16,790,046
Mead Johnson Nutrition Company		149,323	11,014,064
PepsiCo, Inc.		169,880	16,617,662
Ralph Lauren Corp.		208,371	18,911,752
Tempur Sealy International, Inc. (I)		114,373	6,595,891
The Coca-Cola Company		250,449	10,801,865
The Gap, Inc.		265,135	7,330,983
The Procter & Gamble Company		246,761	19,812,441
Visa, Inc., Class A		76,403	5,530,813
			228,292,890
TOTAL COMMON STOCKS (Cost $355,096,608)			$404,377,824

SHORT-TERM INVESTMENTS - 3.9%
Money market funds - 3.9%
JPMorgan U.S. Treasury Plus Money Market
Fund, 0.0000% (Y)		16,682,266	$16,682,266
TOTAL SHORT-TERM INVESTMENTS (Cost $16,682,266)			$16,682,266
Total Investments (Fundamental Global Franchise Fund)
(Cost $371,778,874) - 99.7%			$421,060,090
Other assets and liabilities, net - 0.3%			1,113,422
TOTAL NET ASSETS - 100.0%			$422,173,512

Global Bond Fund
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 35.4%
Australia - 0.4%
New South Wales Treasury Corp.,
Inflation Linked Bond
3.417%, 11/20/2025	AUD	700,000	$734,527
Queensland Treasury Corp.
4.250%, 07/21/2023 (S)		1,300,000	1,024,787
			1,759,314
Canada - 2.7%
Government of Canada
1.500%, 12/01/2044	CAD	328,341	298,751
Province of Alberta
1.250%, 06/01/2020		2,100,000	1,545,262
2.350%, 06/01/2025		2,200,000	1,619,659
Province of British Columbia
4.300%, 06/18/2042		500,000	451,061
Province of Ontario
2.100%, 09/08/2018		1,000,000	759,845
2.450%, 06/29/2022		$1,100,000	1,117,625
3.150%, 06/02/2022	CAD	600,000	480,665
3.450%, 06/02/2045		1,100,000	854,390
3.500%, 06/02/2024		3,800,000	3,096,509

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Quebec
3.000%, 09/01/2023	CAD	1,500,000	$1,184,091
4.250%, 12/01/2021		1,900,000	1,605,479
			13,013,337
France - 1.4%
Government of France
1.000%, 11/25/2025	EUR	800,000	914,795
1.750%, 05/25/2023 to 11/25/2024		1,700,000	2,077,957
3.000%, 04/25/2022		800,000	1,036,037
3.250%, 05/25/2045		1,600,000	2,477,396
			6,506,185
Germany - 0.6%
Federal Republic of Germany
4.250%, 07/04/2039		1,400,000	2,670,995
Greece - 0.7%
Republic of Greece
3.800%, 08/08/2017	JPY	400,000,000	3,103,117
Italy - 5.6%
Republic of Italy
2.000%, 12/01/2025	EUR	1,800,000	2,066,603
3.250%, 09/01/2046 (S)		1,900,000	2,405,770
3.750%, 09/01/2024		7,000,000	9,160,598
4.000%, 02/01/2037		3,400,000	4,768,926
5.000%, 03/01/2025 (S)		3,100,000	4,432,451
5.000%, 09/01/2040		2,000,000	3,224,354
6.000%, 08/04/2028	GBP	500,000	858,898
			26,917,600
Japan - 10.0%
Government of Japan
1.400%, 09/20/2034 to 09/20/2045	JPY	1,700,000,000	17,069,007
1.500%, 12/20/2044		100,000,000	1,024,881
1.600%, 03/20/2033		360,000,000	3,850,922
1.700%, 09/20/2032 to 09/20/2044		2,400,000,000	26,030,587
			47,975,397
Norway - 0.2%
Kommunalbanken AS
6.500%, 04/12/2021	AUD	1,300,000	1,091,579
Poland - 0.0%
Republic of Poland
3.250%, 07/25/2025	PLN	100,000	25,995
Slovenia - 5.3%
Republic of Slovenia
4.125%, 02/18/2019 (S)		$1,900,000	1,997,375
4.125%, 02/18/2019		4,100,000	4,310,433
4.700%, 11/01/2016 (S)	EUR	7,600,000	8,524,292
4.750%, 05/10/2018		$4,800,000	5,078,832
5.250%, 02/18/2024		1,400,000	1,557,203
5.500%, 10/26/2022		3,000,000	3,375,591
5.850%, 05/10/2023		600,000	685,528
			25,529,254
Spain - 3.8%
Autonomous Community of Andalusia
4.850%, 03/17/2020	EUR	900,000	1,132,769
Autonomous Community of Catalonia
4.300%, 11/15/2016		400,000	437,930
4.750%, 06/04/2018		700,000	794,607
4.950%, 02/11/2020		1,000,000	1,166,890

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Spain (continued)
Autonomous Community of Madrid
4.300%, 09/15/2026	EUR	1,300,000	$1,719,118
Kingdom of Spain
2.750%, 10/31/2024 (S)		2,500,000	3,015,742
3.800%, 04/30/2024 (S)		800,000	1,033,382
4.400%, 10/31/2023 (S)		700,000	938,482
4.800%, 01/31/2024 (S)		2,100,000	2,894,181
5.150%, 10/31/2044 (S)		3,125,000	5,102,331
			18,235,432
Sweden - 0.2%
Kingdom of Sweden
4.250%, 03/12/2019	SEK	6,300,000	840,268
United Kingdom - 4.5%
Government of United Kingdom
2.250%, 09/07/2023	GBP	1,300,000	1,962,300
2.750%, 09/07/2024		1,400,000	2,189,183
3.250%, 01/22/2044		5,500,000	9,155,638
3.500%, 01/22/2045		600,000	1,045,835
4.250%, 12/07/2040		2,800,000	5,386,329
4.750%, 12/07/2030 to 12/07/2038		800,000	1,574,656
			21,313,941
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $172,424,244)			$168,982,414

CORPORATE BONDS - 22.8%
Australia - 0.3%
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		$1,500,000	1,507,455
Belgium - 0.3%
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		1,200,000	1,258,813
Brazil - 0.8%
Petrobras Global Finance BV
3.250%, 03/17/2017		2,900,000	2,810,100
7.875%, 03/15/2019		1,200,000	1,083,000
			3,893,100
Denmark - 6.5%
Nordea Kredit Realkreditaktieselskab
3.000%, 10/01/2047	DKK	4,978,109	728,183
Nykredit Realkredit A/S
1.000%, 07/01/2016 to 10/01/2016		94,800,000	13,877,294
2.000%, 04/01/2016		44,300,000	6,467,354
2.500%, 10/01/2037		9,124,348	1,350,319
3.000%, 10/01/2047		17,409,684	2,545,368
Realkredit Danmark A/S
1.000%, 04/01/2016		26,000,000	3,790,179
2.500%, 10/01/2037		14,077,837	2,073,123
			30,831,820
Germany - 2.4%
FMS Wertmanagement AoeR
3.375%, 06/17/2021	EUR	2,500,000	3,227,652
KFW
5.000%, 03/19/2024	AUD	100,000	82,024
6.250%, 05/19/2021		8,100,000	6,779,910
Landwirtschaftliche Rentenbank
4.250%, 01/24/2023		300,000	231,468

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Germany (continued)
Landwirtschaftliche Rentenbank (continued)
5.375%, 04/23/2024	NZD	1,500,000	$1,094,987
			11,416,041
Greece - 0.2%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	300,000	277,402
National Bank of Greece SA
3.875%, 10/07/2016		800,000	848,748
			1,126,150
Ireland - 0.7%
Depfa ACS Bank
3.875%, 11/14/2016		1,500,000	1,674,979
4.875%, 05/21/2019		100,000	125,858
5.750%, 03/28/2017		$1,300,000	1,353,112
			3,153,949
Italy - 0.5%
Banca Carige SpA
3.750%, 11/25/2016	EUR	500,000	555,941
3.875%, 10/24/2018		1,435,000	1,678,838
			2,234,779
Ivory Coast - 0.5%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	2,587,564
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.700%, 03/05/2018 (S)		$700,000	696,000
Macau - 0.3%
Wynn Macau, Ltd.
5.250%, 10/15/2021 (S)		1,800,000	1,660,500
Norway - 0.1%
Eksportfinans ASA
5.500%, 05/25/2016		600,000	604,500
Portugal - 0.1%
Banco Espirito Santo SA
2.625%, 05/08/2017	EUR	600,000	189,286
4.000%, 01/21/2019		200,000	63,095
4.750%, 01/15/2018		200,000	63,095
Novo Banco SA
5.000%, 05/21/2019		247,000	197,761
			513,237
Russia - 0.4%
Gazprom OAO
9.250%, 04/23/2019		$1,500,000	1,683,699
Sweden - 0.2%
Swedbank AB
2.200%, 03/04/2020 (S)		1,000,000	995,570
Switzerland - 2.2%
EUROFIMA
6.250%, 12/28/2018	AUD	3,300,000	2,588,585
UBS AG
5.125%, 05/15/2024		$2,800,000	2,771,280
UBS AG (7.250% to 02/22/2017, then
5 Year U.S. Swap Rate + 6.061%)
02/22/2022		5,100,000	5,267,071
			10,626,936

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United Kingdom - 2.6%
Barclays Bank PLC
7.625%, 11/21/2022		$2,700,000	$2,730,375
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		1,400,000	1,418,462
HBOS PLC
1.152%, 09/06/2017 (P)		1,300,000	1,281,319
1.303%, 09/30/2016 (P)		900,000	893,791
Lloyds Bank PLC
2.050%, 01/22/2019		700,000	698,692
4.875%, 03/30/2027	GBP	1,000,000	1,694,684
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,074,738
Tesco PLC
5.000%, 03/24/2023	GBP	100,000	134,498
6.125%, 02/24/2022		950,000	1,371,250
The Royal Bank of Scotland PLC (9.500%
to 03/16/2017, then 5 Year U.S. Swap
Rate + 8.500%)
03/16/2022		$1,000,000	1,051,833
			12,349,642
United States - 4.6%
Ally Financial, Inc.
2.750%, 01/30/2017		600,000	598,500
3.500%, 07/18/2016		400,000	400,880
3.600%, 05/21/2018		1,000,000	995,000
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021		400,000	407,116
3.300%, 02/01/2023		400,000	411,193
Bank of America Corp.
1.239%, 08/25/2017 (P)		2,000,000	1,985,902
5.875%, 01/05/2021		900,000	1,015,678
Bank of America Corp. (6.100% to
03/17/2025, then 3 month
LIBOR + 3.898%)
03/17/2025 (Q)		900,000	873,000
CCO Safari II LLC
4.464%, 07/23/2022 (S)		1,500,000	1,523,546
6.384%, 10/23/2035 (S)		1,000,000	1,044,891
Citigroup, Inc. (6.125% to 11/15/2020,
then 3 month LIBOR + 4.478%)
11/15/2020 (Q)		1,100,000	1,083,500
Dexia Credit Local SA
1.875%, 01/29/2020 (S)		2,200,000	2,190,969
Ford Motor Credit Company LLC
1.557%, 01/09/2018 (P)		700,000	691,655
Inter-American Development Bank
1.875%, 03/15/2021		1,100,000	1,118,005
International Lease Finance Corp.
6.750%, 09/01/2016 (S)		2,100,000	2,136,750
7.125%, 09/01/2018 (S)		500,000	543,750
JPMorgan Chase & Co.
3.900%, 07/15/2025		2,200,000	2,312,488
Masco Corp.
6.125%, 10/03/2016		700,000	717,500
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		200,000	189,250
7.250%, 12/15/2021 (S)		200,000	187,250

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022	$1,400,000	$1,392,551
		21,819,374
TOTAL CORPORATE BONDS (Cost $115,631,126)		$108,959,129

MUNICIPAL BONDS - 0.1%
United States - 0.1%
New Jersey Turnpike Authority
7.102%, 01/01/2041	400,000	572,100
TOTAL MUNICIPAL BONDS (Cost $584,832)		$572,100

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 16.9%
U.S. Government - 12.0%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 07/15/2024	7,410,109	7,330,593
0.250%, 01/15/2025	11,085,903	10,997,271
1.375%, 01/15/2020 to 02/15/2044	742,061	792,320
1.750%, 01/15/2028	1,242,065	1,411,619
2.375%, 01/15/2025 to 01/15/2027	4,670,444	5,531,952
2.500%, 01/15/2029	8,373,604	10,292,775
U.S. Treasury Bonds
2.750%, 11/15/2042 (D)	15,200,000	15,730,071
3.000%, 05/15/2042 to 05/15/2045 (D)	1,100,000	1,193,149
3.375%, 05/15/2044 (D)	400,000	465,359
4.375%, 05/15/2040 (D)	1,500,000	2,029,043
4.625%, 02/15/2040 (D)	300,000	419,754
6.125%, 11/15/2027 (D)	400,000	578,516
U.S. Treasury
Notes 2.375%, 08/15/2024 (D)	300,000	316,781
U.S. Treasury Strip 2.113%, 05/15/2026	500,000	408,160
		57,497,363
U.S. Government Agency - 4.9%
Federal National Mortgage Association
1.485%, 11/01/2042 to 10/01/2044 (P)	1,265,520	1,283,150
2.132%, 11/01/2035 (P)	121,276	125,540
2.510%, 09/01/2035 (P)	39,930	42,037
2.662%, 07/01/2035 (P)	42,937	45,390
3.000%, TBA (C)	6,000,000	6,140,860
3.500%, TBA (C)	7,800,000	8,160,224
3.730%, 01/01/2018	5,000,000	4,997,452
4.000%, TBA (C)	2,300,000	2,453,992
		23,248,645
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $79,627,323)		$80,746,008

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.7%
Commercial and residential - 14.4%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.763%, 09/25/2035 (P)	69,810	57,077
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.314%, 10/25/2034 (P)	92,679	92,557
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.803%, 02/20/2036 (P)	497,372	487,556

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Funding Corp. (continued)
Series 2006-J, Class 4A1,
3.004%, 01/20/2047 (P)		$75,377	$62,652
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-5, Class 1A2,
2.568%, 08/25/2033 (P)		23,257	22,999
Series 2003-7, Class 6A,
2.651%, 10/25/2033 (P)		52,934	53,022
Series 2003-9, Class 2A1,
2.983%, 02/25/2034 (P)		9,656	9,349
Series 2004-2, Class 22A,
2.712%, 05/25/2034 (P)		111,261	107,174
Series 2004-2, Class 23A,
2.458%, 05/25/2034 (P)		49,179	45,057
Series 2005-2, Class A1,
3.090%, 03/25/2035 (P)		563,737	560,765
Series 2005-2, Class A2,
2.924%, 03/25/2035 (P)		111,472	112,002
Series 2005-4, Class 3A1,
2.747%, 08/25/2035 (P)		292,855	248,021
Series 2005-5, Class A2,
2.480%, 08/25/2035 (P)		357,384	355,740
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.815%, 09/25/2035 (P)		1,022,047	847,180
Series 2005-9, Class 24A1,
2.807%, 11/25/2035 (P)		427,926	313,452
Series 2006-8, Class 3A1,
0.596%, 02/25/2034 (P)		43,553	37,867
Series 2006-6, Class 32A1,
2.712%, 11/25/2036 (P)		1,108,087	757,159
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.699%, 01/26/2036 (P)		566,553	440,195
Bella Vista Mortgage Trust, Series 2005-2,
Class 2A1
0.682%, 05/20/2045 (P)		380,356	284,604
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.593%, 02/15/2041 (P)	GBP	736,995	997,065
Casa D’este Finance SRL, Series 1,
Class 1A2
0.222%, 09/15/2021 (P)	EUR	659,763	697,751
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)		$143,675	140,660
Series 2005-11, Class A2A,
2.730%, 10/25/2035 (P)		567,960	558,412
Series 2005-12, Class 2A1,
1.227%, 08/25/2035 (P)(S)		899,286	670,383
Series 2005-5, Class 1A4,
3.935%, 08/25/2035 (P)		6,391,713	5,321,441
Series 2005-6, Class A1,
2.430%, 09/25/2035 (P)		191,030	189,612
Series 2005-6, Class A2,
2.650%, 09/25/2035 (P)		215,927	215,231
Series 2005-7, Class 1A2,
2.400%, 09/25/2035 (P)		1,441,493	1,222,093

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		$83,761	$75,738
Series 2005-45, Class 2A1,
2.372%, 10/20/2035 (P)		1,554,458	1,371,769
Series 2005-56, Class 2A2,
2.231%, 11/25/2035 (P)		58,825	48,688
Series 2005-56, Class 2A3,
1.691%, 11/25/2035 (P)		58,785	47,245
Series 2006-OA19, Class A1,
0.612%, 02/20/2047 (P)		1,362,878	1,003,219
Series 2007-11T1, Class A12,
0.786%, 05/25/2037 (P)		250,552	146,337
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		115,217	92,991
Series 2005-81, Class A1,
0.716%, 02/25/2037 (P)		2,648,352	2,026,177
Series 2006-OA1, Class 2A1,
0.642%, 03/20/2046 (P)		884,355	655,633
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.761%, 08/25/2034 (P)		31,648	27,485
Series 2004-22, Class A3,
2.661%, 11/25/2034 (P)		116,806	109,847
Series 2005-R2, Class 1AF1,
0.776%, 06/25/2035 (P)(S)		199,118	175,884
Series 2004-12, Class 12A1,
2.741%, 08/25/2034 (P)		267,078	228,395
Series 2004-25, Class 1A1,
1.096%, 02/25/2035 (P)		132,483	120,216
Series 2004-25, Class 2A1,
1.116%, 02/25/2035 (P)		164,359	141,271
Series 2005-HYB9, Class 5A1,
2.602%, 02/20/2036 (P)		338,338	294,810
Series 2005-HYB9, Class 3A2A,
2.592%, 02/20/2036 (P)		232,553	213,762
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.366%, 07/25/2033 (P)		9,693	9,579
Series 2003-AR20, Class 2A1,
2.612%, 08/25/2033 (P)		77,787	77,071
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.966%, 12/16/2049 (P)(S)		222,143	225,583
Creso SRL, Series 2, Class A
0.569%, 12/30/2060 (P)	EUR	2,276,616	2,462,598
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.290%, 02/20/2044 (P)	GBP	833,047	1,169,056
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2006-AR3, Class A2
0.556%, 08/25/2036 (P)		$1,566,829	1,210,738
Eurosail PLC, Series 2006-1X, Class A2C
0.743%, 06/10/2044 (P)	GBP	1,370,629	1,841,445
First Flexible PLC, Series 7, Class A
0.823%, 09/15/2033 (P)		143,745	195,241
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.732%, 08/25/2035 (P)		$52,080	45,592

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.777%, 11/15/2031 (P)		$168,476	$159,647
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.129%, 06/25/2034 (P)		10,031	9,689
Great Hall Mortgages PLC
Series 2006-1, Class A2B,
0.017%, 06/18/2038 (P)	EUR	1,148,307	1,179,772
Series 2007-1, Class A2A,
0.716%, 03/18/2039 (P)	GBP	1,115,989	1,448,092
Series 2007-1, Class A2B,
0.093%, 03/18/2039 (P)	EUR	1,297,662	1,320,409
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.937%, 10/25/2033 (P)		$7,476	7,327
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.315%, 11/10/2045		3,320,542	316,010
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
2.220%, 03/25/2033 (P)		37,573	36,784
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.586%, 05/19/2033 (P)		81,530	79,607
Series 2005-4, Class 3A1,
2.698%, 07/19/2035 (P)		23,557	20,458
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A,
2.709%, 12/25/2034 (P)		39,383	36,831
Series 2006-AR4, Class A1A,
0.646%, 05/25/2046 (P)		1,675,185	1,327,217
JPMorgan Alternative Loan Trust
Series 2006-A5, Class 1A4,
0.676%, 10/25/2036 (P)		3,184,202	2,420,253
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (P)		1,974	1,393
Series 2006-S1, Class 3A2,
0.706%, 03/25/2036 (P)		870,178	829,057
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.126%, 11/25/2033 (P)		54,431	52,688
Series 2006-A1, Class 3A2,
2.774%, 02/25/2036 (P)		527,346	455,572
Series 2007-A1, Class 5A6,
2.826%, 07/25/2035 (P)		172,641	159,635
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.329%, 02/25/2033 (P)		63,702	60,777
Series 2005-2, Class 1A,
1.904%, 10/25/2035 (P)		287,937	277,210
Series 2005-A8, Class A3A2,
0.686%, 08/25/2036 (P)		23,728	23,270
Series 2003-C, Class A1,
1.096%, 06/25/2028 (P)		235,343	222,260
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class A4
5.378%, 08/12/2048		814,389	829,603

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
5.887%, 08/12/2049 (P)		$1,998,367	$2,073,668
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A4FL
0.574%, 07/12/2044 (P)		353,761	353,422
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 4A
6.000%, 02/25/2036		992,072	951,346
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.871%, 12/15/2030 (P)		234,013	221,663
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.879%, 10/07/2020 (P)		1,703,417	1,702,365
Series 2010-R2, Class 2A,
0.899%, 11/05/2020 (P)		12,051,375	12,039,896
Residential Accredit Loans Trust
Series 2006-QO6, Class A1,
0.616%, 06/25/2046 (P)		1,396,595	573,533
Series 2007-QA4, Class A1A,
0.586%, 06/25/2037 (P)		3,112,957	2,166,593
Series 2007-QO2, Class A1,
0.586%, 02/25/2047 (P)		298,244	155,600
Series 2007-QS1, Class 1A1,
6.000%, 01/25/2037		1,043,973	860,265
Series 2006-QO3, Class A1,
0.646%, 04/25/2046 (P)		860,509	389,567
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.836%, 01/25/2046 (P)		323,443	153,917
Residential Funding Mortgage
Securities Trust, Series 2005-SA4,
Class 1A21
3.219%, 09/25/2035 (P)		103,265	81,414
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.735%, 06/12/2044 (P)	GBP	719,144	887,339
Sequoia Mortgage Trust, Series 5, Class A
1.130%, 10/19/2026 (P)		$65,922	63,842
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.786%, 02/25/2034 (P)		73,403	72,834
Series 2004-1, Class 4A2,
2.786%, 02/25/2034 (P)		403,716	398,480
Series 2004-12, Class 7A1,
2.779%, 09/25/2034 (P)		160,757	158,869
Series 2004-19, Class 2A1,
1.722%, 01/25/2035 (P)		474,381	372,113
Series 2004-4, Class 3A2,
2.628%, 04/25/2034 (P)		151,554	149,674
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.656%, 05/25/2036 (P)		1,091,021	796,832
Swan Trust, Series 2010-1, Class A
3.395%, 04/25/2041 (P)	AUD	582,554	421,648
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
2.394%, 06/25/2047 (P)		$166,458	147,551

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Thornburg Mortgage Securities Trust (continued)
Series 2007-3, Class 3A1,
2.394%, 06/25/2047 (P)		$339,658	$301,939
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		294,403	268,193
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.522%, 11/25/2042 (P)		166,410	152,913
Series 2003-AR5, Class A7,
2.569%, 06/25/2033 (P)		41,218	41,440
Series 2005-AR13, Class A1A1,
0.726%, 10/25/2045 (P)		91,774	84,356
Series 2005-AR2, Class 2A1A,
0.746%, 01/25/2045 (P)		139,824	131,069
Series 2006-AR13, Class 2A,
2.144%, 10/25/2046 (P)		1,596,672	1,410,398
Series 2006-AR17, Class 1A1A,
1.095%, 12/25/2046 (P)		257,643	215,020
Series 2006-AR3, Class A1A,
1.322%, 02/25/2046 (P)		577,227	521,010
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.262%, 07/25/2046 (P)		196,370	121,267
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.753%, 09/25/2034 (P)		76,780	77,886
			68,714,929
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.485%, 02/25/2045 (P)		133,910	140,922
Federal National Mortgage Association
Series 2003-W6, Class F,
0.786%, 09/25/2042 (P)		250,013	248,581
Series 2004-W2, Class 5AF,
0.786%, 03/25/2044 (P)		128,578	128,527
Series 2005-120, Class NF,
0.536%, 01/25/2021 (P)		3,598	3,597
Series 2006-15, Class FC,
0.566%, 03/25/2036 (P)		139,678	134,057
Series 2006-16, Class FC,
0.736%, 03/25/2036 (P)		505,861	506,241
Series 2006-5, Class 3A2,
2.332%, 05/25/2035 (P)		220,846	233,114
			1,395,039
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $76,229,061)			$70,109,968

ASSET BACKED SECURITIES - 1.5%
Highlander Euro CDO BV,
Series 2006-NX, Class B
0.488%, 09/06/2022 (P)	EUR	1,156,004	1,251,557
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.069%, 05/01/2023 (P)		701,787	741,627
Jubilee CDO VI BV, Series VI-X,
Class A1B
0.336%, 09/20/2022 (P)		1,000,000	1,080,010

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.996%, 10/25/2034 (P)		$134,514	$124,642
Mercator CLO II PLC, Series X, Class A1
0.048%, 02/18/2024 (P)	EUR	94,350	101,926
Neuberger Berman CLO XII, Ltd.,
Series 2012-12AR, Class A2R
1.445%, 07/25/2023 (P)(S)		$1,400,000	1,390,565
OHA Credit Partners VI, Ltd.,
Series 2012-6A, Class AR
1.838%, 05/15/2023 (P)(S)		1,260,060	1,252,032
Panther CDO V BV, Series 2015-A,
Class A1
0.312%, 10/15/2084 (P)(S)	EUR	394,332	414,143
Penta CLO SA, Series 2007-1X, Class A1
0.172%, 06/04/2024 (P)		329,915	354,651
SACO I Trust, Series 2005-10, Class 1A
0.956%, 06/25/2036 (P)		$105,075	176,788
TOTAL ASSET BACKED SECURITIES (Cost $7,226,571)			$6,887,941

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		3,662	24,902
TOTAL COMMON STOCKS (Cost $11,535)			$24,902

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient Corp., 2.552%		6,200	$138,570
TOTAL PREFERRED SECURITIES (Cost $69,750)			$138,570

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)		3,600,000	286,200
6.875%, 05/02/2018 (I)		4,200,000	339,780
TOTAL ESCROW SHARES (Cost $0)			$625,980

PURCHASED OPTIONS - 0.1%
Call options - 0.1%
Over the Counter Option on the USD vs.
BRL (Expiration Date: 05/19/2016;
Strike Price: $4.00; Counterparty: BNP
Paribas SA) (I)		400,000	19,864
Over the Counter Option on the USD vs.
BRL (Expiration Date: 05/19/2016;
Strike Price: $4.00; Counterparty:
Citibank NA) (I)		200,000	9,932
Over the Counter Option on the USD vs.
BRL (Expiration Date: 05/19/2016;
Strike Price: $4.00; Counterparty: Credit
Suisse International) (I)		3,300,000	163,875
Over the Counter Option on the USD vs.
JPY (Expiration Date: 05/06/2016;
Strike Price: $117.25; Counterparty:
BNP Paribas SA) (I)		10,755,000	70,445
			264,116
Put options - 0.0%
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
Date: 05/20/2016; Strike
Price: $112.00) (I)		700,000	10,938

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures (Expiration
Date: 05/20/2016; Strike
Price: $112.25) (I)		677,000	$5,289
Over the Counter Option on the EUR vs.
USD (Expiration Date: 05/06/2016;
Strike Price: EUR 1.06; Counterparty:
Bank of America NA) (I)		3,080,000	29,612
Over the Counter Option on the EUR vs.
USD (Expiration Date: 05/06/2016;
Strike Price: EUR 1.12; Counterparty:
Bank of America NA) (I)		3,080,000	121,730
			167,569
TOTAL PURCHASED OPTIONS (Cost $485,620)			$431,685

SHORT-TERM INVESTMENTS - 10.2%
Certificate of deposit - 0.7%
Intesa Sanpaolo SpA
1.997%, 04/11/2016*		$3,200,000	3,201,254
Foreign government - 5.8%
Japan Treasury Discount Bill, 0.000%
03/14/2016 *	JPY	2,310,000,000	20,486,528
04/11/2016 *		800,000,000	7,095,497
			27,582,025
Repurchase agreement - 3.7%
Deutsche Bank Repurchase Agreement
dated 02/29/2016 at 0.450% to be
repurchased at $1,900,024 on
03/01/2016, collateralized by
$1,538,000, U.S. Treasury Bonds,
3.750% due 11/15/2043 (valued at
$1,942,660, including interest).		$1,900,000	1,900,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 02/29/2016 at 0.460%
to be repurchased at $4,100,052 on
03/01/2016, collateralized by $4,831,000
Federal Home Loan Mortgage Corp.,
4.000% due 03/01/2043 (valued at
$5,193,505, including interest)		4,100,000	4,100,000
Repurchase Agreement with BNP Paribas
dated 02/29/2016 at 0.440% to be
repurchased at $11,100,136 on
03/01/2016, collateralized by
$11,320,300 U.S. Treasury Notes,
1.000% due 01/31/2017 (valued at
$11,327,615, including interest)		11,100,000	11,100,000
Repurchase Agreement with State
Street Corp. dated 02/29/2016 at
0.030% to be repurchased at $799,001
on 03/01/2016, collateralized by
$820,000 U.S. Treasury Notes, 0.625%
due 06/30/2017 (valued at $818,975,
including interest)		799,000	799,000
			17,899,000
TOTAL SHORT-TERM INVESTMENTS (Cost $46,993,541)			$48,682,279
Total Investments (Global Bond Fund)
(Cost $499,283,603) - 101.8%			$486,160,976
Other assets and liabilities, net - (1.8%)			(8,645,868)
TOTAL NET ASSETS - 100.0%			$477,515,108

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SALE COMMITMENTS OUTSTANDING - (8.2)%
U.S. Government Agency - (8.2)%
Federal National Mortgage Association
4.000%, TBA (C)	(2,300,000)	$(2,453,992)
4.000%, TBA (C)	(2,300,000)	(2,450,488)
4.500%, TBA (C)	(31,700,000)	(34,429,174)
		(39,333,654)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(39,198,953))		$(39,333,654)

Global Real Estate Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.2%
Australia - 6.3%
Dexus Property Group	231,752	$1,241,900
Goodman Group	68,647	316,732
Investa Office Fund	315,589	891,577
Mirvac Group	1,007,646	1,311,697
Scentre Group	1,313,371	4,083,508
Vicinity Centres	1,706,218	3,777,501
Westfield Corp. (I)	301,639	2,145,272
		13,768,187
Canada - 1.4%
Chartwell Retirement Residences	144,789	1,386,892
Smart Real Estate Investment Trust	73,473	1,747,495
		3,134,387
Finland - 0.5%
Citycon OYJ (I)	473,758	1,098,345
France - 3.9%
Gecina SA	14,835	1,835,028
ICADE	6,523	454,188
Klepierre	82,729	3,444,627
Unibail-Rodamco SE	11,001	2,737,086
		8,470,929
Germany - 3.7%
ADO Properties SA (I)(S)	37,839	1,133,097
alstria office REIT AG (I)	79,903	1,007,903
LEG Immobilien AG (I)	17,070	1,395,195
Vonovia SE	144,176	4,477,962
		8,014,157
Hong Kong - 6.1%
Cheung Kong Property Holdings, Ltd.	554,123	2,832,938
Hang Lung Properties, Ltd.	178,208	312,691
Henderson Land Development Company, Ltd.	204,591	1,104,655
Hongkong Land Holdings, Ltd.	281,300	1,650,709
Sino Land Company, Ltd.	1,129,561	1,567,388
Sun Hung Kai Properties, Ltd.	185,837	2,083,293
Swire Properties, Ltd.	269,986	693,740
The Link REIT	466,820	2,630,810
The Wharf Holdings, Ltd.	112,727	565,461
		13,441,685
Ireland - 0.8%
Green REIT PLC	402,642	582,593
Hibernia REIT PLC	794,805	1,080,220
		1,662,813

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan - 12.4%
Daibiru Corp.	61,400	$510,095
Frontier Real Estate Investment Corp.	239	1,092,945
Global One Real Estate Investment Corp.	303	1,237,389
Invesco Office J-REIT, Inc.	628	578,951
Japan Logistics Fund, Inc.	687	1,490,561
Japan Real Estate Investment Corp.	442	2,667,590
Japan Retail Fund Investment Corp.	346	788,715
Kenedix Office Investment Corp.	43	249,685
LaSalle Logiport REIT (I)	324	301,716
Mitsubishi Estate Company, Ltd.	225,000	4,179,678
Mitsui Fudosan Company, Ltd.	233,000	5,414,303
Mori Hills REIT Investment Corp.	1,011	1,522,573
Nippon Accommodations Fund, Inc.	294	1,077,296
Nippon Building Fund, Inc.	162	960,813
NTT Urban Development Corp.	163,400	1,593,821
Tokyo Tatemono Company, Ltd.	158,800	1,832,966
Top REIT, Inc.	171	660,125
United Urban Investment Corp.	685	1,076,989
		27,236,211
Malta - 0.1%
BGP Holdings PLC (I)	4,606,148	245,530
Netherlands - 0.5%
Wereldhave NV	22,808	1,156,037
Singapore - 1.7%
CapitaLand Commercial Trust	936,600	952,198
CapitaLand Mall Trust	593,300	923,327
CapitaLand, Ltd.	529,400	1,121,187
Suntec Real Estate Investment Trust	607,800	721,379
		3,718,091
Sweden - 1.0%
Fabege AB	63,915	988,578
Hufvudstaden AB, A Shares	76,872	1,119,604
		2,108,182
Switzerland - 1.0%
PSP Swiss Property AG (I)	17,559	1,495,092
Swiss Prime Site AG (I)	8,680	724,002
		2,219,094
United Kingdom - 5.7%
Assura PLC	724,610	504,087
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	116,915
Great Portland Estates PLC	119,638	1,157,396
Hammerson PLC	253,453	1,927,204
Intu Properties PLC	351,173	1,458,828
Land Securities Group PLC	135,668	1,895,730
LondonMetric Property PLC	209,605	457,142
Safestore Holdings PLC	82,026	372,911
Segro PLC	179,659	1,034,955
St. Modwen Properties PLC	154,263	701,123
The British Land Company PLC	302,119	2,756,756
The UNITE Group PLC	9,443	80,018
		12,463,065
United States - 54.1%
Agree Realty Corp.	31,000	1,148,550
American Campus Communities, Inc.	24,572	1,075,516
American Residential Properties, Inc.	35,405	562,585
Boston Properties, Inc.	47,650	5,438,771
Brixmor Property Group, Inc.	30,014	703,228
Camden Property Trust	19,670	1,470,136

Global Real Estate Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United States (continued)
Chesapeake Lodging Trust	36,197	$919,766
CoreSite Realty Corp.	9,527	614,110
CubeSmart	71,253	2,130,465
CyrusOne, Inc.	33,253	1,318,149
DCT Industrial Trust, Inc.	27,293	987,734
Duke Realty Corp.	93,510	1,933,787
Education Realty Trust, Inc.	60,812	2,411,196
Equinix, Inc.	8,249	2,505,139
Equity Commonwealth (I)	67,092	1,786,660
Equity LifeStyle Properties, Inc.	21,336	1,496,934
Equity One, Inc.	74,462	2,041,003
Equity Residential	154,010	11,472,205
Essex Property Trust, Inc.	8,597	1,799,180
Extra Space Storage, Inc.	42,810	3,516,842
Federal Realty Investment Trust	24,160	3,577,130
Four Corners Property Trust, Inc.	24,538	402,669
General Growth Properties, Inc.	46,280	1,273,626
HCP, Inc.	32,282	954,902
Healthcare Trust of America, Inc., Class A	72,245	2,009,133
Highwoods Properties, Inc.	49,191	2,142,268
LaSalle Hotel Properties	36,939	899,465
Mid-America Apartment Communities, Inc.	29,592	2,661,504
National Health Investors, Inc.	16,487	1,037,197
National Retail Properties, Inc.	79,054	3,476,795
Pebblebrook Hotel Trust	46,321	1,258,078
Physicians Realty Trust	49,245	846,029
Post Properties, Inc.	28,570	1,592,206
ProLogis, Inc.	45,791	1,761,120
Public Storage	18,390	4,588,121
Regency Centers Corp.	17,446	1,231,339
Retail Properties of America, Inc.	107,122	1,573,622
Rexford Industrial Realty, Inc.	63,809	1,075,182
Senior Housing Properties Trust	110,681	1,727,730
Simon Property Group, Inc.	65,434	12,414,793
Spirit Realty Capital, Inc.	223,640	2,390,712
STORE Capital Corp.	86,877	2,098,080
Sunstone Hotel Investors, Inc.	155,904	2,011,162
The Macerich Company	65,716	5,196,821
Urban Edge Properties	97,178	2,363,369
Vornado Realty Trust	26,381	2,278,263
Washington Real Estate Investment Trust	84,729	2,191,939
Weingarten Realty Investors	62,671	2,207,899
Welltower, Inc.	96,610	6,161,786
		118,734,896
TOTAL COMMON STOCKS (Cost $184,914,836)		$217,471,609

SHORT-TERM INVESTMENTS - 1.5%
Money market funds - 1.5%
BlackRock Cash Funds - Prime, 0.4614% (Y)	3,336,379	$3,336,379
TOTAL SHORT-TERM INVESTMENTS (Cost $3,336,379)		$3,336,379
Total Investments (Global Real Estate Fund)
(Cost $188,251,215) - 100.7%		$220,807,988
Other assets and liabilities, net - (0.7%)		(1,526,819)
TOTAL NET ASSETS - 100.0%		$219,281,169

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Health Sciences Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.2%
Consumer discretionary - 0.3%
Commercial services and supplies - 0.2%
RPI International Holdings LP (R)	3,456	$400,558
Specialty retail - 0.1%
Jand, Inc., Class A (I)(R)	16,938	165,315
		565,873
Consumer staples - 2.7%
Food and staples retailing - 2.7%
CP ALL PCL	88,600	107,382
Raia Drogasil SA	22,000	252,075
Rite Aid Corp. (I)	301,500	2,396,925
Walgreens Boots Alliance, Inc.	32,600	2,573,445
		5,329,827
		5,329,827
Financials - 0.2%
Insurance - 0.2%
ProAssurance Corp.	9,900	488,169
Health care - 93.2%
Biotechnology - 28.2%
AbbVie, Inc.	45,023	2,458,706
ACADIA Pharmaceuticals, Inc. (I)	43,400	749,084
Acceleron Pharma, Inc. (I)	16,117	408,405
Acerta Pharma BV (I)(R)	427,805	378,907
Acerta Pharma BV, Class B (I)(R)	4,892,850	348,371
Achillion Pharmaceuticals, Inc. (I)	34,900	257,911
Advanced Accelerator Applications SA (I)	34,428	557,966
Advanced Accelerator
Applications SA, ADR (I)	3,630	121,024
Advaxis, Inc. (I)	2,205	12,039
Agios Pharmaceuticals, Inc. (I)	1,600	61,360
Aimmune Therapeutics, Inc. (I)	4,700	75,200
Alexion Pharmaceuticals, Inc. (I)	57,581	8,107,405
Alkermes PLC (I)	42,000	1,355,340
Amicus Therapeutics, Inc. (I)	52,400	322,784
Ardelyx, Inc. (I)	15,200	146,832
aTyr Pharma, Inc. (I)	10,154	45,388
Avexis, Inc. (I)	2,100	40,761
Avexis, Inc. (I)	9,570	172,899
Axovant Sciences, Ltd. (I)	8,700	109,707
Baxalta, Inc.	94,700	3,647,844
BeiGene, Ltd. (I)	107,621	226,235
BeiGene, Ltd., ADR (I)	3,040	88,981
Bellicum Pharmaceuticals, Inc. (I)	15,884	143,274
Biogen, Inc. (I)	11,200	2,905,504
BioMarin Pharmaceutical, Inc. (I)	27,400	2,243,238
Bluebird Bio, Inc. (I)	12,600	582,372
Blueprint Medicines Corp. (I)	4,900	84,917
Celgene Corp. (I)	19,200	1,935,936
Clovis Oncology, Inc. (I)	11,569	215,415
CoLucid Pharmaceuticals, Inc. (I)	9,000	49,320
Editas Medicine, Inc. (I)	3,716	107,578
Editas Medicine, Inc. (I)	9,712	262,507
Exelixis, Inc. (I)	178,300	649,012
FibroGen, Inc. (I)	11,100	192,363
Five Prime Therapeutics, Inc. (I)	3,000	97,710
Gilead Sciences, Inc.	61,500	5,365,875
Incyte Corp. (I)	53,900	3,961,650
Inotek Pharmaceuticals Corp. (I)	11,200	76,384
Insmed, Inc. (I)	63,000	770,490
Ironwood Pharmaceuticals, Inc. (I)	55,400	534,610
Ligand Pharmaceuticals, Inc. (I)	2,800	258,384

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Medgenics, Inc. (I)	15,200	$62,776
Medivation, Inc. (I)	7,100	253,967
Momenta Pharmaceuticals, Inc. (I)	5,200	43,706
Neurocrine Biosciences, Inc. (I)	71,200	2,618,736
Novavax, Inc. (I)	160,900	701,524
Ophthotech Corp. (I)	11,200	504,448
Orexigen Therapeutics, Inc. (I)	42,400	30,108
Otonomy, Inc. (I)	6,500	82,355
Portola Pharmaceuticals, Inc. (I)	3,300	92,961
Prothena Corp. PLC (I)	27,687	881,554
Puma Biotechnology, Inc. (I)	15,456	692,120
Regeneron Pharmaceuticals, Inc. (I)	10,685	4,103,254
REGENXBIO, Inc. (I)	3,000	36,390
REGENXBIO, Inc. (I)	8,481	101,985
Retrophin, Inc. (I)	8,000	113,840
Seres Therapeutics, Inc. (I)	9,389	216,980
Spark Therapeutics, Inc. (I)	17,767	566,057
TESARO, Inc. (I)	27,577	1,115,765
Ultragenyx Pharmaceutical, Inc. (I)	7,948	484,749
Vertex Pharmaceuticals, Inc. (I)	45,000	3,847,050
Xencor, Inc. (I)	9,100	100,100
		56,780,113
Health care equipment and supplies - 10.3%
Align Technology, Inc. (I)	7,800	515,034
Becton, Dickinson and Company	37,100	5,470,395
DexCom, Inc. (I)	5,500	357,830
GenMark Diagnostics, Inc. (I)	17,100	84,645
HeartWare International, Inc. (I)	200	6,392
Hologic, Inc. (I)	15,400	533,302
Intuitive Surgical, Inc. (I)	6,080	3,423,405
Lantheus Holdings, Inc. (I)	37,500	79,500
Medtronic PLC	39,778	3,078,419
Novocure, Ltd. (I)	7,300	85,337
Novocure, Ltd. (I)	24,261	279,521
Oxford Immunotec Global PLC (I)	6,900	66,171
Sirona Dental Systems, Inc. (I)	11,200	1,238,649
Stryker Corp.	21,300	2,127,444
Teleflex, Inc.	3,800	542,716
The Cooper Companies, Inc.	8,000	1,143,680
West Pharmaceutical Services, Inc.	14,800	917,896
Wright Medical Group NV (I)	41,805	714,447
		20,664,783
Health care providers and services - 29.6%
Acadia Healthcare Company, Inc. (I)	26,500	1,468,365
Adeptus Health, Inc., Class A (I)	10,800	614,736
Aetna, Inc.	70,200	7,625,826
Anthem, Inc.	35,500	4,639,495
Centene Corp. (I)	35,000	1,993,600
Cigna Corp.	47,000	6,561,670
DaVita HealthCare Partners, Inc. (I)	49,100	3,239,127
Diplomat Pharmacy, Inc. (I)	20,700	737,334
Envision Healthcare Holdings, Inc. (I)	20,200	444,198
Fresenius SE & Company KGaA	6,501	426,995
HCA Holdings, Inc. (I)	53,200	3,681,972
Henry Schein, Inc. (I)	10,200	1,687,590
Humana, Inc.	48,500	8,583,045
McKesson Corp.	30,200	4,699,724
Mediclinic International PLC (I)	8,205	95,372
Team Health Holdings, Inc. (I)	11,100	494,727
UnitedHealth Group, Inc.	70,400	8,384,640
Universal American Corp.	21,300	142,284
Universal Health Services, Inc., Class B	21,400	2,361,918

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
WellCare Health Plans, Inc. (I)	17,000	$1,527,790
		59,410,408
Health care technology - 0.7%
athenahealth, Inc. (I)	11,200	1,445,584
Life sciences tools and services - 5.0%
Agilent Technologies, Inc.	73,634	2,750,230
Bruker Corp. (I)	24,300	631,314
Mettler-Toledo International, Inc. (I)	2,200	692,802
Thermo Fisher Scientific, Inc.	46,000	5,942,740
		10,017,086
Pharmaceuticals - 19.4%
Allergan PLC (I)	45,507	13,202,036
Astellas Pharma, Inc.	75,000	1,079,090
Bristol-Myers Squibb Company	92,300	5,716,139
Carbylan Therapeutics, Inc. (I)	19,300	11,966
Catalent, Inc. (I)	33,900	822,753
Chugai Pharmaceutical Company, Ltd.	15,400	456,166
Dyax Corp. (I)	37,631	41,770
Eli Lilly & Company	61,100	4,399,200
Endo International PLC (I)	11,800	493,358
Mallinckrodt PLC (I)	66,083	4,297,377
Natco Pharma, Ltd.	22,920	139,448
Pacira Pharmaceuticals, Inc. (I)	16,500	858,165
Shire PLC, ADR	6,700	1,045,937
Teva Pharmaceutical Industries, Ltd., ADR	43,900	2,440,840
TherapeuticsMD, Inc. (I)	142,900	873,119
Valeant Pharmaceuticals International, Inc. (I)	39,100	2,572,780
Zeneca, Inc. (I)	33,315	20,489
Zoetis, Inc.	11,400	468,084
		38,938,717
		187,256,691
Industrials - 0.2%
Professional services - 0.2%
The Advisory Board Company (I)	14,430	425,541
Information technology - 0.6%
Electronic equipment, instruments and components - 0.6%
FEI Company	15,200	1,234,848
TOTAL COMMON STOCKS (Cost $167,836,793)		$195,300,949

PREFERRED SECURITIES - 0.7%
Consumer discretionary - 0.2%
Specialty retail - 0.2%
Jand, Inc., Series D (I)(R)	37,822	369,143
Health care - 0.4%
Biotechnology - 0.0%
Ovid Therapeutics, Inc., Series B (I)(R)	14,542	63,403
Health care providers and services - 0.2%
Anthem, Inc., 5.250%	7,500	331,800
Audentes Therapeutics, Inc., Series C (I)(R)	14,708	79,276
		411,076
Pharmaceuticals - 0.2%
Allergan PLC, 5.500%	243	234,733
Corvus Pharmaceuticals (I)(R)	7,194	70,573
		305,306
		779,785

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Information technology - 0.1%
Software - 0.1%
Doximity, Inc. (I)(R)	63,738	$246,029
TOTAL PREFERRED SECURITIES (Cost $1,650,161)		$1,394,957

CONVERTIBLE BONDS - 0.1% Health care - 0.1%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022 (S)	$273,000	$228,126
TOTAL CONVERTIBLE BONDS (Cost $273,000)		$228,126

RIGHTS - 0.0%
Wright Medical Group NV (Expiration
Date: 01/02/2024) (I)(N)	10,400	13,000
TOTAL RIGHTS (Cost $26,000)		$13,000

SHORT-TERM INVESTMENTS - 2.5% Money market funds - 2.5%
State Street Institutional U.S. Government
Money Market Fund, 0.2412% (Y)	1,879,673	$1,879,673
T. Rowe Price Prime Reserve Investment Fund, 0.3233% (Y)	3,056,148	3,056,148
TOTAL SHORT-TERM INVESTMENTS (Cost $4,935,821)		$4,935,821
Total Investments (Health Sciences Fund)
(Cost $174,721,775) - 100.5%		$201,872,853
Other assets and liabilities, net - (0.5%)		(910,928)
TOTAL NET ASSETS - 100.0%		$200,961,925

High Yield Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.3%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	4,289,000	$1,051,784
Mexico - 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	17,886,000	1,025,381
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,410,447)			$2,077,165

CORPORATE BONDS - 86.9%
Consumer discretionary - 21.2%
Altice Financing SA
5.250%, 02/15/2023 (S)	EUR	250,000	260,686
6.625%, 02/15/2023 (S)		$2,750,000	2,708,750
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)		1,220,000	1,247,450
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		2,467,520	2,055,384
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020 (L)		1,490,000	1,456,475
11.000%, 10/01/2021 (L)		4,250,000	3,665,625

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)		$740,000	$777,925
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		1,340,000	1,417,050
CCO Safari II LLC
4.908%, 07/23/2025 (S)		4,750,000	4,861,915
6.484%, 10/23/2045 (S)		1,030,000	1,081,919
CCOH Safari LLC
5.750%, 02/15/2026 (S)		3,080,000	3,088,100
CEC Entertainment, Inc.
8.000%, 02/15/2022		700,000	596,750
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		627,000	601,920
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		1,690,000	1,681,550
DISH DBS Corp.
5.875%, 11/15/2024		1,200,000	1,078,260
6.750%, 06/01/2021		1,500,000	1,528,125
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)		1,290,000	1,372,238
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		1,120,000	1,061,200
Empire Today LLC
11.375%, 02/01/2017 (S)		740,000	728,900
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	948,183
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)		$1,000,000	970,000
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2049 (H)(S)		2,983,778	298
GameStop Corp.
5.500%, 10/01/2019 (S)		1,190,000	1,181,075
General Motors Company
6.600%, 04/01/2036		300,000	308,358
6.750%, 04/01/2046		130,000	135,920
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		2,380,000	1,404,200
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		700,000	682,500
Guitar Center, Inc.
9.625%, 04/15/2020 (S)		3,730,000	2,480,450
iHeartCommunications, Inc., PIK
14.000%, 02/01/2021		2,878,500	690,840
L Brands, Inc.
6.875%, 11/01/2035 (S)		1,600,000	1,700,000
6.950%, 03/01/2033		830,000	821,700
Lamar Media Corp.
5.750%, 02/01/2026 (S)		290,000	300,330
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		2,080,000	2,017,600
Landry’s, Inc.
9.375%, 05/01/2020 (S)		1,500,000	1,571,250
Levi Strauss & Company
5.000%, 05/01/2025		640,000	640,064
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	486,649
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		$350,000	323,832
MediaNews Group, Inc.
12.000%, 12/31/2018		1,391,000	1,108,356

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
MGM Resorts International
6.625%, 12/15/2021		$210,000	$223,125
Modular Space Corp.
10.250%, 01/31/2019 (S)		2,190,000	602,250
Monitronics International, Inc.
9.125%, 04/01/2020		1,933,000	1,638,218
NCL Corp., Ltd.
4.625%, 11/15/2020 (S)		2,400,000	2,334,000
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)		1,770,000	1,066,425
Neptune Finco Corp.
6.625%, 10/15/2025 (S)		1,430,000	1,508,650
10.125%, 01/15/2023 (S)		570,000	611,325
10.875%, 10/15/2025 (S)		1,000,000	1,080,000
Netflix, Inc.
5.500%, 02/15/2022		600,000	630,000
5.875%, 02/15/2025		1,520,000	1,592,200
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		3,198,421	2,142,942
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		2,243,000	2,282,253
6.000%, 04/01/2022 (S)		500,000	521,250
Numericable-SFR SAS
6.000%, 05/15/2022 (S)		550,000	544,500
6.250%, 05/15/2024 (S)		2,320,000	2,262,000
PulteGroup, Inc.
4.250%, 03/01/2021		110,000	110,275
5.500%, 03/01/2026		1,490,000	1,504,900
Sally Holdings LLC
5.625%, 12/01/2025		1,420,000	1,476,800
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)	EUR	1,720,000	1,924,616
Service Corp. International
5.375%, 05/15/2024		$280,000	297,850
Shea Homes LP
5.875%, 04/01/2023 (S)		180,000	175,950
6.125%, 04/01/2025 (S)		2,210,000	2,165,800
Speedway Motorsports, Inc.
5.125%, 02/01/2023		1,310,000	1,316,550
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		900,000	877,500
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		220,000	204,600
5.875%, 04/15/2023 (S)		970,000	892,400
The Goodyear Tire & Rubber Company
5.125%, 11/15/2023		1,350,000	1,387,125
The William Carter Company
5.250%, 08/15/2021		885,000	902,700
Time Warner Cable, Inc.
7.300%, 07/01/2038		1,050,000	1,108,072
Toll Brothers Finance Corp.
6.750%, 11/01/2019		480,000	530,400
Tribune Media Company
5.875%, 07/15/2022 (S)		950,000	950,000
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)		1,700,000	1,436,500
Virgin Media Finance PLC
5.750%, 01/15/2025 (S)		410,000	407,950
6.000%, 10/15/2024 (S)		2,160,000	2,165,400
6.375%, 04/15/2023 (S)		2,040,000	2,121,600
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)		1,390,000	1,435,175

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
William Lyon Homes, Inc.
8.500%, 11/15/2020		$2,450,000	$2,437,750
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		2,680,000	2,278,000
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)		1,760,000	1,680,800
			97,869,678
Consumer staples - 7.0%
Alliance One International, Inc.
9.875%, 07/15/2021		2,040,000	1,537,650
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		1,950,000	1,735,500
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		1,990,000	1,900,450
Central Garden & Pet Company
6.125%, 11/15/2023		860,000	877,200
Century Intermediate Holding Company 2, PIK
9.750%, 02/15/2019 (S)		3,560,000	3,622,300
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	387,000	567,972
7.500%, 07/08/2026		720,000	1,043,636
Constellation Brands, Inc.
4.750%, 11/15/2024 to 12/01/2025		$3,800,000	3,978,725
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)		1,650,000	1,617,000
DS Services of America, Inc.
10.000%, 09/01/2021 (S)		1,400,000	1,573,250
Kraft Heinz Foods Company
7.125%, 08/01/2039 (S)		1,170,000	1,462,615
Kronos Acquisition Holdings, Inc.
9.000%, 08/15/2023 (S)		460,000	400,200
Pactiv LLC
7.950%, 12/15/2025		2,140,000	1,840,400
8.375%, 04/15/2027		1,360,000	1,169,600
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)		1,440,000	1,400,400
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)		3,550,000	3,008,625
Spectrum Brands, Inc.
5.750%, 07/15/2025		1,860,000	1,959,975
6.125%, 12/15/2024		910,000	962,325
The Sun Products Corp.
7.750%, 03/15/2021 (S)		1,760,000	1,548,800
			32,206,623
Energy - 10.6%
Atwood Oceanics, Inc.
6.500%, 02/01/2020		1,000,000	420,000
Berry Petroleum Company LLC
6.375%, 09/15/2022		1,480,000	159,100
6.750%, 11/01/2020		1,000,000	110,000
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)		1,320,000	990,000
Bonanza Creek Energy, Inc.
6.750%, 04/15/2021		1,610,000	483,000
California Resources Corp.
6.000%, 11/15/2024		4,280,000	556,400
Calumet Specialty Products Partners LP
6.500%, 04/15/2021		1,200,000	723,000
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023		570,000	404,700
7.500%, 09/15/2020		670,000	519,250

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
CGG SA
6.500%, 06/01/2021	$3,850,000	$1,299,375
Chesapeake Energy Corp.
3.872%, 04/15/2019 (P)	160,000	32,000
4.875%, 04/15/2022 (L)	630,000	132,300
5.375%, 06/15/2021	390,000	81,900
6.125%, 02/15/2021	1,460,000	306,600
6.625%, 08/15/2020	1,080,000	243,000
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	350,000	98,000
Crestwood Midstream Partners LP
6.125%, 03/01/2022	2,580,000	1,857,600
CrownRock LP
7.750%, 02/15/2023 (S)	1,340,000	1,152,400
EP Energy LLC
6.375%, 06/15/2023	810,000	218,700
9.375%, 05/01/2020	1,580,000	450,300
EV Energy Partners LP
8.000%, 04/15/2019	900,000	198,000
Gulfport Energy Corp.
6.625%, 05/01/2023	550,000	466,125
7.750%, 11/01/2020	810,000	761,400
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	1,260,000	573,300
Kinder Morgan, Inc.
7.750%, 01/15/2032	1,690,000	1,618,062
Linn Energy LLC
6.500%, 09/15/2021	890,000	37,825
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (H)	4,380,000	1,007,400
Matador Resources Company
6.875%, 04/15/2023	210,000	182,700
MEG Energy Corp.
6.375%, 01/30/2023 (S)	480,000	226,800
6.500%, 03/15/2021 (S)	360,000	173,700
7.000%, 03/31/2024 (S)	1,800,000	846,000
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)	3,490,000	959,750
MPLX LP
4.875%, 12/01/2024 to 06/01/2025 (S)	4,740,000	3,894,825
Murray Energy Corp.
11.250%, 04/15/2021 (S)	4,810,000	553,150
NGL Energy Partners LP
5.125%, 07/15/2019	1,440,000	846,000
6.875%, 10/15/2021	1,430,000	822,250
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,330,000	1,240,225
Oasis Petroleum, Inc.
6.500%, 11/01/2021	1,280,000	777,600
6.875%, 01/15/2023	2,470,000	1,426,425
Parsley Energy LLC
7.500%, 02/15/2022 (S)	1,690,000	1,643,525
Petrobras Global Finance BV
6.850%, 06/05/2115	920,000	571,274
QEP Resources, Inc.
5.250%, 05/01/2023	730,000	511,000
5.375%, 10/01/2022	2,560,000	1,766,400
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (H)	440,000	6,600
Range Resources Corp.
4.875%, 05/15/2025 (S)	1,000,000	865,000
5.000%, 03/15/2023	500,000	418,750

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Rice Energy, Inc.
6.250%, 05/01/2022		$1,490,000	$1,206,900
7.250%, 05/01/2023		720,000	576,000
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)		1,000,000	891,375
6.875%, 04/15/2040 (S)		1,710,000	1,197,000
Rose Rock Midstream LP
5.625%, 11/15/2023		1,370,000	756,925
RSP Permian, Inc.
6.625%, 10/01/2022 (S)		170,000	152,150
Samson Investment Company
9.750%, 02/15/2020 (H)		5,000,000	12,500
Sanchez Energy Corp.
6.125%, 01/15/2023 (L)		1,290,000	457,950
7.750%, 06/15/2021		2,240,000	907,200
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		1,700,000	1,088,000
SM Energy Company
5.000%, 01/15/2024		370,000	147,075
5.625%, 06/01/2025		1,300,000	523,250
6.125%, 11/15/2022		420,000	182,700
Summit Midstream Holdings LLC
5.500%, 08/15/2022		2,900,000	1,885,000
7.500%, 07/01/2021		1,030,000	772,500
Targa Resources Partners LP
5.250%, 05/01/2023		1,220,000	954,650
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)		980,000	803,600
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		1,240,000	1,178,000
The Williams Companies, Inc.
4.550%, 06/24/2024		680,000	510,000
7.500%, 01/15/2031		460,000	354,200
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	284,037
Whiting Petroleum Corp.
5.750%, 03/15/2021		$1,190,000	556,325
WPX Energy, Inc.
7.500%, 08/01/2020		270,000	170,100
8.250%, 08/01/2023 (L)		1,130,000	700,600
			48,899,748
Financials - 9.0%
Ally Financial, Inc.
8.000%, 11/01/2031		480,000	532,200
Bank of America Corp. (6.500% to
10/23/2024, then 3 month
LIBOR + 4.174%)
10/23/2024 (Q)		1,140,000	1,168,500
Barclays Bank PLC
7.625%, 11/21/2022		200,000	202,250
BNP Paribas SA (7.375% to 08/19/2025,
then 5 Year U.S. Swap Rate + 5.150%)
08/19/2025 (Q)(S)		900,000	841,500
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		4,070,000	4,072,138
5.375%, 05/15/2020		630,000	650,475
5.500%, 02/15/2019 (S)		230,000	237,618
Citigroup, Inc. (5.950% to 05/15/2025,
then 3 month LIBOR + 3.905%)
05/15/2025 (Q)		920,000	864,800
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)		2,090,000	1,959,375

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CNO Financial Group, Inc.
4.500%, 05/30/2020		$460,000	$458,275
5.250%, 05/30/2025		1,790,000	1,736,300
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		3,645,000	1,394,213
Credit Agricole SA (8.125% to
12/23/2025, then 5 Year U.S. Swap
Rate + 6.185%)
12/23/2025 (Q)(S)		1,000,000	930,166
CTR Partnership LP
5.875%, 06/01/2021		2,290,000	2,227,025
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		1,190,000	1,207,850
First Cash Financial Services, Inc.
6.750%, 04/01/2021		500,000	480,000
Galaxy Bidco, Ltd.
6.375%, 11/15/2020	GBP	1,070,000	1,437,155
Genworth Holdings, Inc.
4.900%, 08/15/2023		$750,000	438,750
7.700%, 06/15/2020 (L)		1,300,000	923,000
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)		1,680,000	1,734,600
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 Year
U.S. ISDAFIX + 4.368%)
03/30/2025 (L)(Q)		1,430,000	1,308,450
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)		1,160,000	1,064,300
ING Groep NV (5.140% to 03/17/2016,
then 3 month GBP LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,348,648
Iron Mountain, Inc.
6.000%, 10/01/2020 (S)		$2,140,000	2,268,400
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month
LIBOR + 3.576%)
03/07/2087 (S)		1,740,000	1,903,124
MPT Operating Partnership LP
6.375%, 03/01/2024		600,000	615,000
Navient Corp.
5.875%, 10/25/2024		1,810,000	1,466,100
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)		1,680,000	1,570,800
Rabobank Nederland NV
5.250%, 08/04/2045		330,000	336,927
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)	EUR	850,000	930,549
The GEO Group, Inc.
5.875%, 10/15/2024		$1,600,000	1,572,000
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		1,850,000	1,819,938
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	870,070
TMX Finance LLC
8.500%, 09/15/2018 (S)		1,600,000	1,312,000
			41,882,496
Health care - 8.1%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (S)		1,060,000	922,200

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
BioScrip, Inc.
8.875%, 02/15/2021		$2,271,000	$1,771,380
Centene Escrow Corp.
5.625%, 02/15/2021 (S)		990,000	1,037,025
6.125%, 02/15/2024 (S)		680,000	721,650
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025		1,000,000	997,500
DJO Finco, Inc.
8.125%, 06/15/2021 (S)		2,900,000	2,428,750
DPx Holdings BV
7.500%, 02/01/2022 (S)		1,850,000	1,766,750
Greatbatch, Ltd.
9.125%, 11/01/2023 (S)		1,170,000	1,137,825
HCA, Inc.
5.250%, 04/15/2025		1,020,000	1,050,600
5.375%, 02/01/2025		3,270,000	3,331,313
5.875%, 02/15/2026		3,290,000	3,370,194
IASIS Healthcare LLC
8.375%, 05/15/2019		1,620,000	1,539,000
Immucor, Inc.
11.125%, 08/15/2019		770,000	577,500
JLL/Delta Dutch Pledgeco BV, PIK
8.750%, 05/01/2020 (S)		2,000,000	1,780,000
Mallinckrodt International Finance SA
4.750%, 04/15/2023		139,000	122,668
5.500%, 04/15/2025 (S)		210,000	197,925
5.625%, 10/15/2023 (S)		1,000,000	982,500
5.750%, 08/01/2022 (S)		120,000	118,500
Molina Healthcare, Inc.
5.375%, 11/15/2022 (S)		580,000	587,250
Select Medical Corp.
6.375%, 06/01/2021		1,590,000	1,431,000
Tenet Healthcare Corp.
6.750%, 06/15/2023		2,170,000	1,974,700
8.125%, 04/01/2022		775,000	761,918
Universal Hospital Services, Inc.
7.625%, 08/15/2020		3,130,000	2,715,275
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)		2,430,000	1,919,700
5.875%, 05/15/2023 (S)		2,090,000	1,703,350
6.375%, 10/15/2020 (S)		720,000	660,600
7.500%, 07/15/2021 (S)		2,060,000	1,884,900
			37,491,973
Industrials - 14.2%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021		40,000	40,300
4.625%, 07/01/2022 (L)		1,940,000	1,944,850
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		3,240,000	3,312,900
American Builders & Contractors
Supply Company, Inc.
5.625%, 04/15/2021 (S)		1,170,000	1,196,325
5.750%, 12/15/2023 (S)		1,110,000	1,143,300
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)		510,000	502,350
6.500%, 07/15/2022 (S)		500,000	513,750
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		2,000,000	1,620,000
Astaldi SpA
7.125%, 12/01/2020	EUR	300,000	318,401
7.125%, 12/01/2020 (S)		1,470,000	1,560,567

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		$1,670,000	$1,185,700
CBC Ammo LLC
7.250%, 11/15/2021 (S)		3,860,000	3,030,100
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 05/01/2022		70,010	71,673
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 11/10/2018		26,186	27,757
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 02/10/2024		1,025,352	1,150,958
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 06/17/2018		1,191,884	1,257,438
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)		2,700,000	2,673,000
Europcar Groupe SA
5.750%, 06/15/2022 (S)	EUR	800,000	868,188
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		$2,200,000	2,123,000
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		1,092,000	1,089,270
Garda World Security Corp.
7.250%, 11/15/2021 (S)		340,000	238,000
GFL Escrow Corp.
9.875%, 02/01/2021 (S)		1,590,000	1,613,850
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (L)		1,390,000	1,323,975
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		1,072,000	1,077,360
International Lease Finance Corp.
8.250%, 12/15/2020		2,450,000	2,832,813
8.625%, 01/15/2022		2,470,000	2,926,950
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,500,000	1,485,000
Jack Cooper Holdings Corp.
10.250%, 06/01/2020 (S)		2,430,000	1,822,500
KraussMaffei Group GmbH
8.750%, 12/15/2020 (S)	EUR	696,000	802,573
8.750%, 12/15/2020		660,000	761,060
LMI Aerospace, Inc.
7.375%, 07/15/2019		$400,000	373,000
Michael Baker Holdings LLC, PIK
9.625%, 04/15/2019 (S)		4,297,312	3,008,118
Michael Baker International LLC
8.250%, 10/15/2018 (S)		400,000	340,000
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		2,930,000	2,058,325
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		3,000,000	2,100,000
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		1,780,000	1,406,200
SIG Combibloc Holdings SCA
7.750%, 02/15/2023 (S)	EUR	780,000	874,859
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		$1,380,000	1,173,000
Standard Industries, Inc.
5.125%, 02/15/2021 (S)		510,000	520,200
Techniplas LLC
10.000%, 05/01/2020 (S)		630,000	404,775

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021 (H)		$2,900,000	$551,000
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 02/15/2023		2,417,938	2,454,207
United Rentals North America, Inc.
5.500%, 07/15/2025		3,060,000	2,903,175
5.750%, 11/15/2024		510,000	497,148
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022		1,474,789	1,515,345
USG Corp.
5.500%, 03/01/2025 (S)		860,000	879,350
West Corp.
5.375%, 07/15/2022 (S)		2,150,000	1,924,250
XPO Logistics, Inc.
5.750%, 06/15/2021 (S)	EUR	180,000	178,189
6.500%, 06/15/2022 (S)		$2,120,000	2,006,050
			65,681,099
Information technology - 3.0%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		500,000	525,625
6.125%, 09/15/2023 (S)		400,000	428,000
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)		1,810,000	1,728,550
Ancestry.com, Inc.
11.000%, 12/15/2020		1,000,000	1,052,500
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (S)		1,720,000	1,702,800
First Data Corp.
5.000%, 01/15/2024 (S)		3,910,000	3,971,113
7.000%, 12/01/2023 (S)		420,000	419,370
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018		1,930,000	1,814,200
Micron Technology, Inc.
5.250%, 08/01/2023 (S)		270,000	230,850
5.500%, 02/01/2025		2,380,000	2,011,100
			13,884,108
Materials - 5.3%
Appvion, Inc.
9.000%, 06/01/2020 (S)		830,000	277,013
ArcelorMittal
6.125%, 06/01/2025		1,660,000	1,344,600
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)		345,918	322,569
Ardagh Packaging Finance PLC
6.750%, 01/31/2021 (S)		200,000	187,750
9.125%, 10/15/2020 (S)		220,000	227,150
9.250%, 10/15/2020 (S)	EUR	830,000	934,518
Axiall Corp.
4.875%, 05/15/2023		$40,000	39,075
Ball Corp.
5.250%, 07/01/2025		1,500,000	1,563,750
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		1,760,000	1,339,800
BHP Billiton Finance USA, Ltd. (6.750%
to 10/19/2025, then 5 Year U.S. Swap
Rate + 5.093%)
10/19/2075 (S)		1,060,000	1,029,525
BWAY Holding Company
9.125%, 08/15/2021 (S)		1,400,000	1,169,000

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Cemex SAB de CV
5.700%, 01/11/2025 (S)		$560,000	$490,000
6.125%, 05/05/2025 (S)		550,000	495,000
Coeur Mining, Inc.
7.875%, 02/01/2021		1,390,000	986,900
Coveris Holdings SA
7.875%, 11/01/2019 (S)		980,000	779,100
Eagle Spinco, Inc.
4.625%, 02/15/2021		1,060,000	1,048,552
Eco Services Operations LLC
8.500%, 11/01/2022 (S)		1,060,000	948,700
FMG Resources August 2006 Pty, Ltd.
9.750%, 03/01/2022 (S)		2,790,000	2,622,600
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 03/01/2022		450,000	299,250
Freeport-McMoran, Inc.
4.000%, 11/14/2021		620,000	421,600
Global Brass & Copper, Inc.
9.500%, 06/01/2019		1,800,000	1,899,000
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)		2,490,000	1,170,300
Hexion, Inc.
8.875%, 02/01/2018		1,912,000	1,266,700
HIG BBC Intermediate Holdings LLC,
PIK
10.500%, 09/15/2018 (S)		1,600,000	1,040,000
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	1,261,000	1,363,593
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$3,270,000	188,025
NWH Escrow Corp.
7.500%, 08/01/2021 (S)		10,000	4,450
St. Barbara, Ltd.
8.875%, 04/15/2018 (S)		420,000	409,500
Standard Industries, Inc.
5.500%, 02/15/2023 (S)		750,000	759,375
			24,627,395
Telecommunication services - 7.1%
CenturyLink, Inc.
5.625%, 04/01/2025		740,000	651,200
5.800%, 03/15/2022		430,000	417,100
6.450%, 06/15/2021		990,000	1,005,464
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)		2,500,000	2,418,750
Communications Sales & Leasing, Inc.
8.250%, 10/15/2023		170,000	151,725
Frontier Communications Corp.
10.500%, 09/15/2022 (S)		670,000	679,213
11.000%, 09/15/2025 (S)		1,940,000	1,942,425
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		2,440,000	1,586,000
7.250%, 10/15/2020		1,910,000	1,317,900
Intelsat Luxembourg SA
8.125%, 06/01/2023		1,570,000	478,850
Level 3 Financing, Inc.
5.625%, 02/01/2023		1,180,000	1,215,400
Oi Brasil Holdings Cooperatief UA
5.750%, 02/10/2022 (S)		2,260,000	503,980
Sprint Capital Corp.
8.750%, 03/15/2032		4,415,000	3,399,550
Sprint Communications, Inc.
7.000%, 08/15/2020		760,000	593,910
11.500%, 11/15/2021		4,920,000	4,169,700

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Sprint Corp.
7.250%, 09/15/2021	$1,920,000	$1,444,800
7.875%, 09/15/2023	3,150,000	2,324,732
T-Mobile USA, Inc.
6.500%, 01/15/2026	3,240,000	3,283,319
Telecom Italia SpA
5.303%, 05/30/2024 (S)	1,110,000	1,076,700
Windstream Corp.
7.750%, 10/15/2020	930,000	785,850
Windstream Services LLC
7.500%, 04/01/2023 (L)	3,710,000	2,802,942
7.750%, 10/01/2021	550,000	443,781
		32,693,291
Utilities - 1.4%
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028	1,948,589	1,899,874
NRG REMA LLC
9.237%, 07/02/2017	119,971	118,471
9.681%, 07/02/2026	4,000,000	3,880,000
Red Oak Power LLC
9.200%, 11/30/2029	720,000	738,000
		6,636,345
TOTAL CORPORATE BONDS (Cost $491,913,213)		$401,872,756

CONVERTIBLE BONDS - 0.4%
Materials - 0.4%
Hercules, Inc.
6.500%, 06/30/2029	790,000	675,371
Mirabela Nickel, Ltd., PIK
9.500%, 06/24/2019 (S)	2,290,706	1,210,272
		1,885,643
TOTAL CONVERTIBLE BONDS (Cost $3,019,151)		$1,885,643

TERM LOANS (M) - 5.3%
Consumer discretionary - 2.1%
CWGS Group LLC
5.750%, 02/20/2020	3,182,000	3,136,259
Equinox Holdings, Inc.
9.750%, 07/31/2020	2,340,000	2,334,150
MediArena Acquisition BV
10.000%, 08/13/2022	2,950,000	2,035,500
Spencer Gifts LLC
9.250%, 06/29/2022	1,440,000	1,440,000
TOMS Shoes LLC
6.500%, 10/28/2020	1,191,000	732,465
		9,678,374
Consumer staples - 0.2%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017	970,000	955,450
Energy - 1.4%
Hercules Offshore, Inc.
10.500%, 05/06/2020	2,650,000	1,629,750
Magnum Hunter Resources Corp.
9.000%, 09/15/2016	980,000	975,100
Murray Energy Corp.
7.500%, 04/16/2020	805,878	321,596
Pacific Drilling SA
4.500%, 06/03/2018	279,284	54,111

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Energy (continued)
Panda Temple Power LLC
7.250%, 03/04/2022	$1,627,700	$1,302,160
TPF II Power LLC
5.500%, 10/02/2021	1,485,313	1,383,817
Westmoreland Coal Company
7.500%, 12/16/2020	1,170,119	702,072
		6,368,606
Health care - 1.0%
Immucor, Inc.
5.000%, 08/17/2018	859,844	778,696
Lantheus Medical Imaging, Inc.
7.000%, 06/30/2022	1,323,350	1,124,848
Radnet Management, Inc.
8.000%, 03/25/2021	2,840,000	2,591,500
		4,495,044
Industrials - 0.1%
Intelligrated, Inc.
4.504%, 07/30/2018	683,201	650,749
Information technology - 0.4%
Kronos, Inc.
9.750%, 04/30/2020	1,808,065	1,752,467
Materials - 0.1%
Essar Steel Algoma, Inc.
7.500%, 08/09/2019 (H)	801,900	120,285
FMG Resources August 2006 Pty, Ltd.
4.250%, 06/30/2019	338,270	259,791
		380,076
TOTAL TERM LOANS (Cost $28,971,555)		$24,280,766

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.5%
Commercial and residential - 0.5%
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank),
Series 2015-LC21, Class E
3.250%, 07/10/2048 (S)	1,400,000	803,923
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C31,
Class E
4.619%, 08/15/2048 (P)(S)	1,100,000	804,727
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class E
3.000%, 05/15/2048 (S)	1,200,000	673,447
		2,282,097
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,422,899)		$2,282,097

COMMON STOCKS - 2.4%
Consumer discretionary - 0.1%
Bossier Casino Venture Holdco, Inc. (I)(S)	163,507	$0
New Cotai LLC (I)	11	365,898
PB Investors II LLC (I)	110,176	1
		365,899
Energy - 0.1%
Hercules Offshore, Inc. (I)	120,022	154,828
KCAD Holdings I, Ltd. (I)	752,218,031	203,099
		357,927

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials - 1.2%
Citigroup, Inc.	76,793	$2,983,408
JPMorgan Chase & Co.	48,826	2,748,904
		5,732,312
Health care - 0.7%
Physiotherapy Associates Holdings, Inc. (I)	33,100	3,336,149
Industrials - 0.1%
DeepOcean Group Holdings AS (I)	151,066	614,839
Jack Cooper Holdings Corp. (I)	2,163	57,709
		672,548
Materials - 0.1%
Mirabela Nickel, Ltd. (I)	5,975,613	354,003
Telecommunication services - 0.1%
Axtel SAB de CV (I)	154,081	454,986
TOTAL COMMON STOCKS (Cost $27,247,914)		$11,273,824

PREFERRED SECURITIES - 1.3%
Energy - 0.0%
Rex Energy Corp., 6.000%	19,200	$61,548
Financials - 1.3%
GMAC Capital Trust I, 6.402%	246,500	5,980,090
TOTAL PREFERRED SECURITIES (Cost $7,634,707)		$6,041,638

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock Collateral Trust, 0.4639% (W)(Y)	878,567	8,790,329
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,790,612)		$8,790,329

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional Liquid Reserves Fund, 0.4194% (Y)	2,398,037	$2,398,037
TOTAL SHORT-TERM INVESTMENTS (Cost $2,398,037)		$2,398,037
Total Investments (High Yield Fund)
(Cost $575,808,535) - 99.7%		$460,902,255
Other assets and liabilities, net - 0.3%		1,493,266
TOTAL NET ASSETS - 100.0%		$462,395,521

International Growth Opportunities Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 100.0%
Argentina - 1.3%
MercadoLibre, Inc.	93,497	$9,514,255
China - 21.1%
Alibaba Group Holding, Ltd., ADR (I)	397,408	27,345,644
Baidu, Inc., ADR (I)	274,722	47,642,289
Ctrip.com International, Ltd., ADR (I)	347,332	14,212,825
JD.com, Inc., ADR (I)	151,406	3,892,648
New Oriental Education & Technology Group, Inc., ADR	374,630	11,662,232
TAL Education Group, ADR (I)	77,162	3,993,134

International Growth Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tencent Holdings, Ltd.	2,591,400	$47,416,205
		156,164,977
Denmark - 4.7%
Chr Hansen Holding A/S	131,844	8,136,329
Genmab A/S (I)	47,807	5,844,529
Novo Nordisk A/S, B Shares	212,539	10,942,500
Novozymes A/S, B Shares	224,204	9,611,731
		34,535,089
France - 5.2%
Essilor International SA	41,825	4,968,147
Kering	84,063	14,626,430
L’Oreal SA	110,430	18,586,568
		38,181,145
Germany - 3.9%
AIXTRON SE (I)	456,609	1,657,467
BASF SE	117,677	7,629,975
MorphoSys AG (I)	70,434	2,850,139
Rocket Internet SE (I)(S)	199,616	4,511,791
Zalando SE (I)	382,970	11,936,886
		28,586,258
Hong Kong - 5.1%
AIA Group, Ltd.	6,027,800	30,773,831
Hong Kong Exchanges and Clearing, Ltd.	328,528	7,129,395
		37,903,226
Ireland - 1.8%
Bank of Ireland (I)	24,116,467	6,926,894
James Hardie Industries PLC	484,938	6,164,771
		13,091,665
Italy - 3.2%
EXOR SpA	236,071	7,781,446
Ferrari NV (I)	315,035	12,197,136
UniCredit SpA	999,550	3,712,941
		23,691,523
Japan - 12.5%
COOKPAD, Inc.	71,400	1,363,723
Don Quijote Holdings Company, Ltd.	150,400	5,027,334
M3, Inc.	701,700	16,703,302
Rakuten, Inc.	1,774,400	16,880,443
SBI Holdings, Inc.	450,100	4,104,892
SMC Corp.	62,200	14,383,371
SoftBank Group Corp.	601,100	29,538,520
Sysmex Corp.	70,200	4,329,940
		92,331,525
Netherlands - 1.9%
ASML Holding NV	143,344	13,058,393
Gemalto NV	10,753	681,460
		13,739,853
Norway - 1.1%
Schibsted ASA, A Shares	147,621	4,052,100
Schibsted ASA, B Shares (I)	151,766	3,989,099
		8,041,199
Portugal - 0.6%
Jeronimo Martins SGPS SA	298,127	4,207,966
South Korea - 2.9%
Celltrion, Inc. (I)	136,792	11,013,765

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

International Growth Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
NAVER Corp.	22,835	$10,591,778
		21,605,543
Spain - 7.8%
Banco Popular Espanol SA	5,097,655	12,162,664
Distribuidora Internacional de Alimentacion SA	953,558	4,779,239
Industria de Diseno Textil SA	1,319,047	40,699,310
		57,641,213
Sweden - 8.7%
Alfa Laval AB	407,325	6,383,577
Atlas Copco AB, A Shares	937,580	21,129,017
Elekta AB, B Shares	694,923	6,139,598
Investment AB Kinnevik, B Shares	659,696	16,368,134
Svenska Handelsbanken AB, A Shares	1,131,401	14,468,217
		64,488,543
Switzerland - 4.0%
Cie Financiere Richemont SA	209,168	13,282,312
Syngenta AG	41,365	16,565,851
		29,848,163
Turkey - 0.5%
BIM Birlesik Magazalar AS	201,288	3,710,455
United Kingdom - 13.7%
Aggreko PLC	561,794	6,875,718
ARM Holdings PLC	1,506,764	20,705,236
Dialog Semiconductor PLC (I)	132,759	4,356,633
Fiat Chrysler Automobiles NV	2,840,868	19,430,208
Ocado Group PLC (I)	992,549	3,575,155
Prudential PLC	999,844	17,411,426
Rolls-Royce Holdings PLC (I)	2,677,231	25,131,103
Standard Chartered PLC	651,981	3,878,792
		101,364,271
TOTAL COMMON STOCKS (Cost $731,199,103)		$738,646,869

RIGHTS - 0.0%
Banco Popular Espanol SA (I)(N)	5,097,655	116,456
TOTAL RIGHTS (Cost $0)		$116,456

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
BlackRock Cash Funds - Prime, 0.4614% (Y)	3,577,703	$3,577,703
TOTAL SHORT-TERM INVESTMENTS (Cost $3,577,703)		$3,577,703
Total Investments (International Growth Opportunities Fund)
(Cost $734,776,806) - 100.5%		$742,341,028
Other assets and liabilities, net - (0.5%)		(4,011,270)
TOTAL NET ASSETS - 100.0%		$738,329,758

International Growth Stock Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 93.1%
Australia - 4.2%
Amcor, Ltd.	1,585,719	$15,811,425
Aurizon Holdings, Ltd.	583,543	1,690,277

International Growth Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Brambles, Ltd.	646,046	$5,741,858
CSL, Ltd.	98,328	7,190,257
		30,433,817
Belgium - 1.3%
Anheuser-Busch InBev NV	84,769	9,483,720
Brazil - 1.8%
BM&FBovespa SA	3,253,940	9,416,091
BRF SA	305,389	3,909,052
		13,325,143
Canada - 7.9%
Canadian National Railway Company	115,245	6,694,942
Cenovus Energy, Inc.	442,573	5,063,585
CGI Group, Inc., Class A (I)	446,064	18,663,476
Fairfax Financial Holdings, Ltd.	17,904	9,465,301
Great-West Lifeco, Inc.	227,531	5,885,872
Suncor Energy, Inc.	470,769	11,510,006
		57,283,182
China - 2.8%
Baidu, Inc., ADR (I)	71,444	12,389,818
Great Wall Motor Company, Ltd., H Shares	6,328,500	4,543,986
Industrial & Commercial Bank of China, Ltd., H Shares	7,486,539	3,703,431
		20,637,235
Denmark - 2.6%
Carlsberg A/S, B Shares	151,554	13,069,332
Novo Nordisk A/S, B Shares	117,166	6,032,253
		19,101,585
France - 3.1%
Publicis Groupe SA	225,928	14,001,293
Schneider Electric SE	139,603	8,321,137
		22,322,430
Germany - 8.2%
Allianz SE	73,504	10,902,683
Deutsche Boerse AG	197,913	16,272,300
Deutsche Post AG	259,337	6,148,435
ProSiebenSat.1 Media SE	242,846	12,412,639
SAP SE	188,632	14,223,544
		59,959,601
Hong Kong - 3.4%
CK Hutchison Holdings, Ltd.	1,300,872	15,684,441
Galaxy Entertainment Group, Ltd.	2,650,910	8,892,339
		24,576,780
Israel - 2.6%
Teva Pharmaceutical Industries, Ltd., ADR	334,189	18,580,908
Japan - 7.6%
Denso Corp.	114,053	4,228,482
FANUC Corp.	38,288	5,622,222
Japan Tobacco, Inc.	379,100	15,074,876
Keyence Corp.	10,173	5,257,840
Komatsu, Ltd.	380,717	5,819,193
Toyota Motor Corp.	102,770	5,358,181
Yahoo Japan Corp.	3,621,300	14,268,261
		55,629,055
Mexico - 2.4%
Fomento Economico Mexicano SAB de CV, ADR	75,104	7,028,983

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Televisa SAB, ADR	408,055	$10,487,014
		17,515,997
Netherlands - 1.4%
Royal Dutch Shell PLC, B Shares	436,396	9,908,591
Singapore - 3.1%
Broadcom, Ltd.	107,759	14,436,473
United Overseas Bank, Ltd.	670,834	8,166,099
		22,602,572
South Korea - 1.0%
Samsung Electronics Company, Ltd.	7,773	7,410,135
Spain - 1.2%
Amadeus IT Holding SA, A Shares	219,686	8,818,368
Sweden - 4.6%
Getinge AB, B Shares	311,315	6,892,257
Investor AB, B Shares	383,989	12,720,416
Sandvik AB	411,259	3,738,210
Telefonaktiebolaget LM Ericsson, B Shares	1,068,466	9,813,093
		33,163,976
Switzerland - 8.1%
Cie Financiere Richemont SA	108,504	6,890,078
Julius Baer Group, Ltd. (I)	232,938	9,294,147
Novartis AG	64,081	4,564,391
Roche Holding AG	57,824	14,826,961
Syngenta AG	23,963	9,596,700
The Swatch Group AG	5,634	1,950,957
UBS Group AG	748,740	11,438,495
		58,561,729
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	3,453,000	15,448,511
Thailand - 1.4%
Kasikornbank PCL, NVDR	2,155,400	10,290,830
Turkey - 1.0%
Akbank TAS	2,808,463	6,976,461
United Kingdom - 21.3%
Aberdeen Asset Management PLC	1,417,731	4,728,885
British American Tobacco PLC	337,049	18,336,852
Compass Group PLC	803,902	14,094,301
Informa PLC	832,328	7,927,190
Kingfisher PLC	2,288,116	10,569,469
Lloyds Banking Group PLC	8,201,986	8,230,880
Next PLC	72,692	6,810,847
RELX PLC	1,199,792	20,643,907
Sky PLC	1,720,026	24,840,985
Smith & Nephew PLC	679,596	11,028,401
Unilever NV	225,248	9,820,469
WPP PLC	843,224	17,760,290
		154,792,476
TOTAL COMMON STOCKS (Cost $626,689,198)		$676,823,102

SHORT-TERM INVESTMENTS - 6.2%

International Growth Stock Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 6.2%
Fidelity Institutional Money Market Government Portfolio, 0.2100% (Y)	45,196,987	$45,196,987
TOTAL SHORT-TERM INVESTMENTS (Cost $45,196,987)		$45,196,987
Total Investments (International Growth Stock Fund)
(Cost $671,886,185) - 99.3%		$722,020,089
Other assets and liabilities, net - 0.7%		5,438,094
TOTAL NET ASSETS - 100.0%		$727,458,183

International Small Cap Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 92.5%
Austria - 1.1%
Wienerberger AG	455,805	$8,056,412
Belgium - 1.8%
Barco NV	99,780	6,715,623
Ontex Group NV (I)	185,340	6,517,182
		13,232,805
Brazil - 1.3%
Grendene SA	815,200	3,343,588
M Dias Branco SA	231,300	3,654,212
Tupy SA	567,800	2,515,511
		9,513,311
Canada - 6.6%
Badger Daylighting, Ltd. (L)	567,200	10,291,766
Canaccord Genuity Group, Inc.	857,706	2,364,555
Dorel Industries, Inc., Class B	254,600	6,032,872
Enerflex, Ltd.	427,800	3,269,366
Ensign Energy Services, Inc.	296,700	1,098,645
Genworth MI Canada, Inc. (L)	233,000	4,720,273
Gran Tierra Energy, Inc. (I)	1,328,000	3,140,872
HudBay Minerals, Inc.	1,268,370	3,740,426
Laurentian Bank of Canada (L)	91,600	3,090,569
Mullen Group, Ltd. (L)	562,970	6,041,629
Precision Drilling Corp.	1,249,900	4,009,288
		47,800,261
China - 3.1%
China ZhengTong Auto Services Holdings, Ltd.	16,221,000	5,667,977
Goldpac Group, Ltd. (L)	3,193,200	960,196
Goodbaby International Holdings, Ltd. (I)	10,202,000	4,409,794
Greatview Aseptic Packaging Company, Ltd.	8,361,000	3,474,208
Kingdee International Software Group Company, Ltd. (L)	23,946,000	7,905,060
		22,417,235
Finland - 3.9%
Amer Sports OYJ	518,738	14,445,168
Huhtamaki OYJ	404,206	13,365,361
		27,810,529
France - 0.6%
Beneteau SA (L)	327,880	3,938,207
Germany - 5.5%
Gerresheimer AG	195,610	13,917,416
Grand City Properties SA	463,910	9,632,419

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Jenoptik AG	543,830	$7,170,067
Leoni AG	116,690	3,388,798
Stabilus SA (I)	118,500	5,191,981
		39,300,681
Hong Kong - 6.7%
Dah Sing Financial Holdings, Ltd.	1,029,974	5,432,661
EVA Precision Industrial Holdings, Ltd.	22,588,000	3,279,583
Luk Fook Holdings International, Ltd.	3,092,000	6,125,740
Sitoy Group Holdings, Ltd. (L)	5,991,000	2,072,224
Stella International Holdings, Ltd.	2,553,000	6,286,953
Techtronic Industries Company, Ltd.	3,657,000	13,971,362
Value Partners Group, Ltd. (L)	9,371,000	7,861,943
Yingde Gases Group Company, Ltd.	9,466,500	3,412,277
		48,442,743
India - 0.9%
Dewan Housing Finance Corp., Ltd.	1,579,911	3,551,679
Jain Irrigation Systems, Ltd.	4,023,453	3,192,901
		6,744,580
Italy - 2.4%
Azimut Holding SpA	149,433	2,867,357
Interpump Group SpA	773,465	10,703,098
MARR SpA	192,094	3,752,030
		17,322,485
Japan - 16.8%
Aderans Company, Ltd.	372,600	1,864,955
Asahi Company, Ltd.	248,800	3,008,754
Asics Corp.	619,400	11,270,477
Capcom Company, Ltd.	156,200	3,256,029
Daibiru Corp.	615,600	5,114,240
Descente, Ltd.	567,460	8,469,188
Fuji Oil Holdings, Inc.	408,100	6,915,068
Keihin Corp.	495,100	6,810,721
Kobayashi Pharmaceutical Company, Ltd.	163,600	13,981,967
Koshidaka Holdings Company, Ltd. (L)	204,400	4,014,764
KYB Corp.	1,566,000	4,019,742
Meitec Corp.	335,711	11,555,319
Nachi-Fujikoshi Corp.	1,767,000	5,896,847
Shinko Plantech Company, Ltd.	574,100	4,196,612
Square Enix Holdings Company, Ltd.	215,500	5,072,204
Tokai Rika Company, Ltd.	274,900	5,414,276
Tsugami Corp. (L)	904,000	3,201,976
Tsumura & Company (L)	505,900	12,828,935
Unipres Corp.	222,300	4,025,687
		120,917,761
Netherlands - 6.2%
Aalberts Industries NV	450,051	13,942,469
Accell Group	195,391	4,113,009
Arcadis NV	490,190	7,058,491
Beter Bed Holding NV	242,320	5,471,907
Refresco Gerber NV (I)(S)	644,050	10,767,390
USG People NV	188,744	3,519,230
		44,872,496
Norway - 1.6%
Ekornes ASA	341,120	3,550,351
Tomra Systems ASA	827,930	7,929,698
		11,480,049
Singapore - 0.1%
Sakari Resources, Ltd. (I)	1,380,000	510,384

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea - 6.5%
Binggrae Company, Ltd.	94,434	$5,330,963
BNK Financial Group, Inc.	1,027,372	7,152,898
DGB Financial Group, Inc.	1,227,259	8,243,293
Hyundai Mipo Dockyard Company, Ltd. (I)	62,160	3,202,268
KIWOOM Securities Company, Ltd.	63,194	3,045,672
Korea Investment Holdings Company, Ltd.	121,845	4,088,396
Sindoh Company, Ltd.	172,670	7,135,170
Youngone Corp.	200,940	8,251,766
		46,450,426
Spain - 2.0%
Construcciones y Auxiliar de Ferrocarriles SA	26,484	7,436,969
Melia Hotels International SA (L)	284,941	3,021,278
Tecnicas Reunidas SA (L)	154,093	4,168,032
		14,626,279
Sweden - 2.5%
Bulten AB (L)	328,695	2,695,917
Duni AB	337,670	5,068,809
The Thule Group AB (S)	809,300	9,984,130
		17,748,856
Switzerland - 3.0%
Bucher Industries AG	17,310	3,828,777
Logitech International SA (L)	636,060	9,750,800
Vontobel Holding AG	188,116	8,185,807
		21,765,384
Taiwan - 6.0%
Casetek Holdings, Ltd.	975,000	5,264,792
Chicony Electronics Company, Ltd.	5,334,551	11,571,324
Giant Manufacturing Company, Ltd.	1,280,746	8,139,697
Simplo Technology Company, Ltd.	2,231,300	7,130,509
Tripod Technology Corp.	6,268,000	11,054,332
		43,160,654
United Kingdom - 13.9%
Bellway PLC	118,436	4,213,910
Bovis Homes Group PLC	237,740	3,152,444
Debenhams PLC	4,779,590	5,292,294
Devro PLC	872,350	3,754,805
DFS Furniture PLC	1,728,590	7,638,397
Dignity PLC	228,788	7,957,345
Foxtons Group PLC (I)	2,420,140	5,307,376
Greggs PLC	812,110	11,633,219
Laird PLC	1,579,560	7,370,249
LivaNova PLC (I)	136,141	7,683,798
Man Group PLC	4,558,698	9,721,042
Oxford Instruments PLC	561,510	5,386,329
SIG PLC	4,204,120	8,112,086
UBM PLC	1,592,600	13,013,487
		100,236,781
TOTAL COMMON STOCKS (Cost $652,296,078)		$666,348,319

PREFERRED SECURITIES - 1.2%
Brazil - 0.6%
Alpargatas SA	1,842,900	4,079,984
Germany - 0.6%
Draegerwerk AG & Company KGaA	67,200	4,485,757
TOTAL PREFERRED SECURITIES (Cost $13,589,948)		$8,565,741

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
EXCHANGE-TRADED FUNDS - 1.5%
iShares MSCI EAFE Small-Cap ETF	232,500	$10,701,975
TOTAL EXCHANGE-TRADED FUNDS (Cost $11,333,370)		$10,701,975

SECURITIES LENDING COLLATERAL - 6.7%
John Hancock Collateral Trust, 0.4639% (W)(Y)	4,834,428	48,369,901
TOTAL SECURITIES LENDING COLLATERAL (Cost $48,367,956)		$48,369,901

SHORT-TERM INVESTMENTS - 3.5%
U.S. Government Agency - 3.5%
Federal Home Loan Bank
0.100%, 03/01/2016*	$3,400,000	$3,400,000
Federal Home Loan Mortgage Corporation
0.200%, 03/01/2016*	21,800,000	21,800,000
		25,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $25,200,000)		$25,200,000
Total Investments (International Small Cap Fund)
(Cost $750,787,352) - 105.4%		$759,185,936
Other assets and liabilities, net - (5.4%)		(38,650,555)
TOTAL NET ASSETS - 100.0%		$720,535,381

International Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 99.5%
Australia - 1.3%
Origin Energy, Ltd.	3,195,317	$10,038,602
WorleyParsons, Ltd. (L)	3,267,221	9,718,572
		19,757,174
Belgium - 0.7%
UCB SA	136,070	10,069,341
Brazil - 0.8%
BM&FBovespa SA	4,327,000	12,521,259
Canada - 7.3%
Barrick Gold Corp. (L)	1,785,720	24,803,651
Cenovus Energy, Inc.	1,050,700	12,021,313
Ensign Energy Services, Inc.	1,115,400	4,130,195
HudBay Minerals, Inc.	2,074,400	6,117,410
Precision Drilling Corp. (L)	4,280,200	13,729,540
Silver Wheaton Corp.	2,153,200	33,961,041
Suncor Energy, Inc. (L)	592,200	14,478,918
		109,242,068
China - 5.8%
China Life Insurance Company, Ltd., H Shares	3,350,000	7,299,984
China Telecom Corp., Ltd., H Shares	41,553,589	19,917,946
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	6,134,000	11,022,492
Sinopec Engineering Group Company, Ltd., H Shares	16,688,000	12,059,537
Sinopharm Group Company, Ltd., H Shares	2,524,400	9,224,736
Springland International Holdings, Ltd.	21,264,500	4,180,906
Trina Solar, Ltd., ADR (I)(L)	2,266,056	23,544,322
		87,249,923

International Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France - 9.9%
AXA SA	911,517	$20,041,192
BNP Paribas SA	721,060	33,628,264
Cie de Saint-Gobain	306,750	11,850,817
Cie Generale des Etablissements Michelin	218,910	19,747,056
Sanofi	257,396	20,395,710
Societe Generale SA	148,845	5,227,611
Technip SA	405,810	20,105,444
Total SA	370,612	16,611,075
		147,607,169
Germany - 7.9%
Bayer AG	160,710	16,660,560
Deutsche Boerse AG	89,750	7,379,196
Deutsche Lufthansa AG (I)	921,960	13,729,841
Gerresheimer AG	172,650	12,283,840
Merck KGaA	165,258	14,006,839
METRO AG	376,850	9,222,221
MorphoSys AG (I)	172,590	6,983,921
Muenchener Rueckversicherungs-Gesellschaft AG	70,236	13,787,108
Siemens AG	253,869	23,468,948
		117,522,474
Hong Kong - 4.8%
China Mobile, Ltd.	1,742,000	18,586,265
Digital China Holdings, Ltd.	6,940,000	8,007,726
First Pacific Company, Ltd.	3,649,000	2,514,759
GCL-Poly Energy Holdings, Ltd. (L)	121,086,800	17,576,663
Haier Electronics Group Company, Ltd.	4,864,000	7,271,648
Kingboard Chemical Holdings, Ltd.	8,778,800	12,797,907
Kunlun Energy Company, Ltd.	6,860,000	4,892,249
		71,647,217
India - 1.0%
Hero MotorCorp, Ltd.	165,335	6,043,651
Jain Irrigation Systems, Ltd.	3,198,361	2,538,131
LIC Housing Finance, Ltd.	1,059,620	6,530,727
		15,112,509
Israel - 2.2%
Teva Pharmaceutical Industries, Ltd., ADR	591,365	32,879,894
Italy - 2.4%
Eni SpA	1,068,720	14,946,347
UniCredit SpA	5,432,915	20,181,175
		35,127,522
Japan - 6.4%
Canon, Inc.	215,100	6,062,497
ITOCHU Corp.	1,438,500	16,958,769
Nissan Motor Company, Ltd.	3,190,500	28,936,766
SoftBank Group Corp.	560,600	27,548,319
Sumitomo Rubber Industries, Ltd.	385,200	5,505,300
Toyota Motor Corp.	207,600	10,823,766
		95,835,417
Netherlands - 6.6%
Aegon NV	3,811,430	19,083,522
ING Groep NV	658,038	7,844,730
QIAGEN NV (I)	899,720	19,073,627
Royal Dutch Shell PLC, B Shares	1,047,583	23,785,900
SBM Offshore NV (I)	2,329,150	29,471,883
		99,259,662
Norway - 0.0%
Telenor ASA	15,603	232,936

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia - 0.3%
Lukoil PJSC, ADR	111,948	$3,973,035
Singapore - 0.8%
United Overseas Bank, Ltd.	925,300	11,263,727
South Africa - 0.3%
Petra Diamonds, Ltd.	3,724,970	4,850,629
South Korea - 11.7%
Daewoo International Corp.	668,854	10,312,818
Hana Financial Group, Inc.	1,784,089	30,072,433
Hyundai Mobis Company, Ltd.	92,022	18,532,053
Hyundai Motor Company	68,782	8,203,005
KB Financial Group, Inc., ADR	1,411,233	33,530,896
KIWOOM Securities Company, Ltd.	119,862	5,776,820
Korea Investment Holdings Company, Ltd.	276,241	9,269,011
Samsung Electronics Company, Ltd., GDR	123,964	59,127,010
		174,824,046
Spain - 0.5%
Tecnicas Reunidas SA	294,600	7,968,578
Sweden - 0.7%
Getinge AB, B Shares	448,971	9,939,847
Switzerland - 8.2%
ABB, Ltd. (I)	935,270	16,679,642
Basilea Pharmaceutica (I)	48,490	3,432,811
Credit Suisse Group AG (I)	1,716,561	22,974,786
GAM Holding AG (I)	521,820	7,455,806
Glencore PLC (I)	17,059,520	31,316,868
Lonza Group AG (I)	55,710	8,435,618
Roche Holding AG	93,630	24,008,169
Swiss Re AG	97,973	8,683,931
		122,987,631
Taiwan - 1.2%
MediaTek, Inc.	1,767,000	12,458,188
Quanta Computer, Inc.	3,371,000	5,662,150
		18,120,338
Thailand - 1.1%
Bangkok Bank PCL NVDR	2,446,200	11,078,319
PTT Exploration & Production PCL	2,911,100	5,498,082
		16,576,401
United Kingdom - 15.2%
Aberdeen Asset Management PLC	1,271,480	4,241,061
Aviva PLC	2,520,840	15,295,405
BAE Systems PLC	3,393,080	24,054,675
Barclays PLC	5,761,710	13,688,144
BP PLC	3,057,362	14,837,935
Carillion PLC (L)	1,965,880	7,493,761
HSBC Holdings PLC	2,762,160	17,565,462
Johnson Matthey PLC	315,382	11,136,397
Kingfisher PLC	2,677,140	12,366,483
Marks & Spencer Group PLC	3,463,480	20,368,257
Petrofac, Ltd.	2,131,110	26,668,545
Standard Chartered PLC	2,319,157	13,797,223
Subsea 7 SA (I)	1,157,479	7,322,907
Tesco PLC (I)	9,892,390	24,691,508
Vodafone Group PLC	4,359,456	13,221,761
		226,749,524
United States - 2.4%
Halliburton Company	869,700	28,073,916

International Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Stillwater Mining Company (I)	983,700	$8,253,243
		36,327,159
TOTAL COMMON STOCKS (Cost $1,735,165,901)		$1,487,645,480

SECURITIES LENDING COLLATERAL - 4.7%
John Hancock Collateral Trust, 0.4639% (W)(Y)	6,955,875	69,595,617
TOTAL SECURITIES LENDING COLLATERAL (Cost $69,594,455)		$69,595,617

SHORT-TERM INVESTMENTS - 0.9%
U.S. Government Agency - 0.9%
Federal Home Loan Bank
0.100%, 03/01/2016*	$1,800,000	$1,800,000
Federal Home Loan Mortgage Corporation
0.200%, 03/01/2016*	11,300,000	11,300,000
		13,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,100,000)		$13,100,000
Total Investments (International Value Fund)
(Cost $1,817,860,356) - 105.1%		$1,570,341,097
Other assets and liabilities, net - (5.1%)		(75,666,779)
TOTAL NET ASSETS - 100.0%		$1,494,674,318

Investment Quality Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 45.5%
U.S. Government - 14.2%
Treasury Inflation Protected Securities
0.125%, 07/15/2024	$16,044,445	$15,853,272
0.250%, 01/15/2025	21,208,032	21,038,473
0.375%, 07/15/2025	3,097,269	3,116,103
U.S. Treasury Bonds
2.500%, 02/15/2045 (D)	4,443,000	4,330,712
3.000%, 05/15/2045 to 11/15/2045	10,976,000	11,859,935
3.750%, 11/15/2043	1,000	1,248
U.S. Treasury Notes
1.500%, 10/31/2019 (D)	20,200,000	20,511,686
1.750%, 09/30/2019	2,320,000	2,376,550
		79,087,979
U.S. Government Agency - 31.3%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	4,000,000	4,174,442
3.000%, 03/01/2045 to 10/01/2045	7,286,345	7,466,011
3.500%, 12/01/2045	10,835,707	11,341,091
4.000%, TBA (C)	16,800,000	17,901,497
4.500%, TBA (C)	5,300,000	5,745,531
5.000%, TBA (C)	2,900,000	3,191,360
5.000%, 03/01/2019 to 12/01/2019	60,616	63,515
6.500%, 04/01/2029 to 08/01/2034	3,665	4,322
7.500%, 08/01/2025 to 05/01/2028	1,587	1,849
Federal National Mortgage Association
2.500%, TBA (C)	2,500,000	2,563,282
2.500%, 12/01/2042 to 04/01/2043	2,462,139	2,465,218
2.780%, 03/01/2027	650,000	663,371

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.890%, 02/01/2027		$1,110,000	$1,143,075
2.970%, 06/01/2027 to 06/01/2030		2,455,000	2,488,471
3.100%, 02/01/2030		1,084,035	1,104,854
3.130%, 02/01/2027		442,000	463,378
3.500%, TBA (C)		22,000,000	23,052,971
3.500%, 01/01/2046 to 02/01/2046		21,188,195	22,224,658
4.000%, TBA (C)		15,500,000	16,537,773
4.500%, TBA (C)		6,100,000	6,625,172
5.000%, TBA (C)		2,500,000	2,767,578
5.000%, 03/15/2016 to 06/01/2019		2,112,504	2,120,976
5.500%, 08/01/2035 to 11/01/2035		88,094	99,870
6.500%, 09/01/2031		4	4
Government National
Mortgage Association
3.000%, TBA (C)		6,400,000	6,628,000
3.000%, 07/15/2045 to 01/20/2046		13,821,875	14,334,359
3.500%, TBA (C)		5,100,000	5,384,883
4.000%, TBA (C)		8,400,000	8,971,021
4.000%, 09/15/2040 to 02/15/2042		386,935	414,637
4.500%, TBA (C)		4,600,000	4,944,281
6.000%, 08/15/2032 to 04/15/2035		13,139	15,372
6.500%, 06/15/2028 to 08/15/2034		7,382	8,562
7.000%, 11/15/2031 to 11/15/2033		39,198	46,628
8.000%, 07/15/2030		963	1,184
			174,959,196
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $251,851,052)			$254,047,175

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Brazil - 0.1%
Federative Republic of Brazil
6.000%, 08/15/2022	BRL	1,110,000	747,849
Cameroon - 0.1%
Republic of Cameroon
9.500%, 11/19/2025 (S)		$515,000	453,076
Colombia - 0.0%
Republic of Colombia
3.000%, 03/25/2033	COP	926,885,421	227,147
Dominican Republic - 0.1%
Government of Dominican Republic
5.500%, 01/27/2025 (S)		$375,000	360,938
Gabon - 0.1%
Republic of Gabon 6.375%, 12/12/2024		445,000	359,400
Peru - 0.2%
Republic of Peru
4.125%, 08/25/2027		325,000	332,313
5.200%, 09/12/2023	PEN	1,860,000	474,958
			807,271
Romania - 0.1%
Government of Romania
5.800%, 07/26/2027	RON	2,750,000	791,267
Russia - 0.2%
Government of Russia
12.080%, 01/29/2020 (P)	RUB	88,165,000	1,221,158

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa - 0.1%
Republic of South Africa
7.000%, 02/28/2031	ZAR	11,500,000	$566,808
Thailand - 0.0%
Kingdom of Thailand 3.850%, 12/12/2025	THB	7,504,000	242,518
Tunisia - 0.1%
Banque Centrale de Tunisie SA
5.750%, 01/30/2025		$390,000	336,857
Uruguay - 0.2%
Republic of Uruguay
3.700%, 06/26/2037	UYU	12,488,683	297,488
4.250%, 04/05/2027		21,579,965	596,829
4.375%, 12/15/2028		4,136,682	114,151
			1,008,468
Venezuela - 0.0%
Republic of Venezuela
6.000%, 12/09/2020		$145,000	51,113
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,009,160)			$7,173,870

CORPORATE BONDS - 32.2%
Consumer discretionary - 4.3%
21st Century Fox America, Inc.
3.700%, 10/15/2025		335,000	337,051
6.150%, 02/15/2041		175,000	188,678
6.200%, 12/15/2034		400,000	445,572
7.750%, 01/20/2024		453,000	548,156
Buffalo Thunder Development Authority
11.000%, 12/09/2022 (S)		9,330	4,618
CalAtlantic Group, Inc.
5.375%, 10/01/2022		88,000	88,000
CCO Holdings LLC
5.125%, 02/15/2023		10,000	9,925
5.250%, 09/30/2022		145,000	146,631
5.750%, 09/01/2023		45,000	45,675
CCO Safari II LLC
3.579%, 07/23/2020 (S)		1,300,000	1,303,237
4.464%, 07/23/2022 (S)		445,000	451,985
4.908%, 07/23/2025 (S)		1,005,000	1,028,679
6.484%, 10/23/2045 (S)		1,150,000	1,207,968
Comcast Corp.
2.750%, 03/01/2023		870,000	885,496
3.150%, 03/01/2026		420,000	429,953
4.250%, 01/15/2033		915,000	937,219
Cox Communications, Inc.
4.800%, 02/01/2035 (S)		275,000	229,893
Delphi Automotive PLC
3.150%, 11/19/2020		395,000	400,385
DIRECTV Holdings LLC
3.800%, 03/15/2022		455,000	467,548
DISH DBS Corp.
5.875%, 07/15/2022		50,000	47,875
6.750%, 06/01/2021		355,000	361,656
Ford Motor Credit Company LLC
1.461%, 03/27/2017		1,490,000	1,479,943
2.240%, 06/15/2018		555,000	546,976
3.200%, 01/15/2021		1,050,000	1,036,695
4.207%, 04/15/2016		100,000	100,359
4.250%, 02/03/2017		245,000	249,866
General Motors Company
6.600%, 04/01/2036		350,000	359,751

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Company (continued)
6.750%, 04/01/2046	$100,000	$104,554
General Motors Financial Company, Inc.
2.400%, 04/10/2018	950,000	933,326
3.500%, 07/10/2019	870,000	869,883
4.750%, 08/15/2017	1,020,000	1,045,313
5.250%, 03/01/2026	605,000	607,269
Group 1 Automotive, Inc.
5.000%, 06/01/2022	105,000	98,175
5.250%, 12/15/2023 (S)	10,000	9,375
Grupo Televisa SAB
6.125%, 01/31/2046	390,000	380,578
Lamar Media Corp.
5.750%, 02/01/2026 (S)	15,000	15,534
Lennar Corp.
4.500%, 06/15/2019	150,000	154,125
Liberty Interactive LLC
8.250%, 02/01/2030	255,000	251,175
McDonald’s Corp.
2.750%, 12/09/2020	255,000	262,408
Meritage Homes Corp.
6.000%, 06/01/2025	135,000	132,300
NBCUniversal Enterprise, Inc.
5.250%, 03/19/2021 (Q)(S)	100,000	103,000
PulteGroup, Inc.
4.250%, 03/01/2021	15,000	15,038
Sally Holdings LLC
5.625%, 12/01/2025	20,000	20,800
5.750%, 06/01/2022	60,000	63,150
Sky PLC
2.625%, 09/16/2019 (S)	670,000	672,520
TEGNA, Inc.
5.125%, 10/15/2019 to 07/15/2020	585,000	615,975
Time Warner Cable, Inc.
4.500%, 09/15/2042	345,000	281,934
5.875%, 11/15/2040	275,000	255,873
6.750%, 07/01/2018	775,000	844,514
8.750%, 02/14/2019	270,000	312,575
Time Warner, Inc.
4.850%, 07/15/2045	475,000	442,965
6.100%, 07/15/2040	290,000	305,657
7.700%, 05/01/2032	302,000	362,421
Toll Brothers Finance Corp.
4.875%, 11/15/2025	10,000	9,700
Videotron, Ltd.
5.375%, 06/15/2024 (S)	275,000	279,125
Volkswagen Group of America
Finance LLC
1.600%, 11/20/2017 (S)	840,000	821,005
Wynn Las Vegas LLC
5.375%, 03/15/2022 (L)	210,000	211,271
		23,821,328
Consumer staples - 2.7%
Altria Group, Inc.
9.250%, 08/06/2019	165,000	202,083
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	1,105,000	1,115,473
2.150%, 02/01/2019	180,000	182,566
3.300%, 02/01/2023	2,770,000	2,847,510
4.700%, 02/01/2036	865,000	907,031
4.900%, 02/01/2046	2,970,000	3,183,552
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/2022	310,000	307,357

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Anheuser-Busch InBev
Worldwide, Inc. (continued)
3.750%, 07/15/2042	$435,000	$395,341
BAT International Finance PLC
2.750%, 06/15/2020 (S)	510,000	520,846
CVS Health Corp.
2.800%, 07/20/2020	840,000	860,205
3.875%, 07/20/2025	475,000	508,149
4.750%, 05/18/2020	500,000	545,877
5.125%, 07/20/2045	735,000	824,840
CVS Pass-Through Trust
5.880%, 01/10/2028	253,414	280,588
Imperial Brands Finance PLC
2.050%, 07/20/2018 (S)	425,000	422,956
2.950%, 07/21/2020 (S)	575,000	583,213
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	330,000	329,429
2.800%, 07/02/2020 (S)	270,000	273,258
Reynolds American, Inc.
3.250%, 06/12/2020	531,000	552,229
		14,842,503
Energy - 3.0%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	400,000	402,295
6.375%, 09/15/2017	60,000	60,962
6.950%, 06/15/2019	85,000	85,434
Antero Resources Corp.
5.625%, 06/01/2023 (S)	70,000	59,850
BP Capital Markets PLC
2.521%, 01/15/2020	220,000	216,008
Cenovus Energy, Inc.
3.000%, 08/15/2022	155,000	113,211
5.200%, 09/15/2043	465,000	289,496
5.700%, 10/15/2019	1,260,000	1,111,903
Concho Resources, Inc.
6.500%, 01/15/2022	40,000	38,400
ConocoPhillips Company
3.350%, 11/15/2024	320,000	282,353
DCP Midstream LLC
5.350%, 03/15/2020 (S)	20,000	15,062
9.750%, 03/15/2019 (S)	20,000	18,611
DCP Midstream Operating LP
2.700%, 04/01/2019	40,000	32,809
3.875%, 03/15/2023	10,000	7,206
4.950%, 04/01/2022	35,000	26,493
5.600%, 04/01/2044	30,000	18,336
Ecopetrol SA
5.875%, 05/28/2045	400,000	279,000
Encana Corp.
6.500%, 05/15/2019	850,000	698,172
Energy Transfer Equity LP
7.500%, 10/15/2020	300,000	274,500
Energy Transfer Partners LP
3.600%, 02/01/2023	955,000	792,395
4.750%, 01/15/2026	135,000	115,878
5.950%, 10/01/2043	800,000	632,594
EOG Resources, Inc.
4.150%, 01/15/2026	235,000	231,898
Exxon Mobil Corp.
2.222%, 03/01/2021	645,000	645,000
2.726%, 03/01/2023	540,000	540,000
3.043%, 03/01/2026	265,000	265,000

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Halliburton Company
2.700%, 11/15/2020		$315,000	$310,481
Harvest Operations Corp.
6.875%, 10/01/2017		215,000	136,525
Hess Corp.
5.600%, 02/15/2041		220,000	159,471
6.000%, 01/15/2040		280,000	212,360
Kerr-McGee Corp.
6.950%, 07/01/2024		625,000	592,453
Kinder Morgan Energy Partners LP
5.300%, 09/15/2020		105,000	103,016
Kinder Morgan, Inc.
5.050%, 02/15/2046		900,000	689,282
Magellan Midstream Partners LP
5.000%, 03/01/2026		165,000	168,373
Marathon Oil Corp.
2.700%, 06/01/2020		625,000	445,531
MEG Energy Corp.
7.000%, 03/31/2024 (S)		90,000	42,300
MPLX LP
4.875%, 12/01/2024 to 06/01/2025 (S)		125,000	102,550
Nexen Energy ULC
6.200%, 07/30/2019		285,000	316,148
Nostrum Oil & Gas Finance BV
7.125%, 11/13/2019		200,000	156,000
Pertamina Persero PT
5.625%, 05/20/2043		355,000	284,016
Petrobras Global Finance BV
5.375%, 10/01/2029	GBP	295,000	234,026
6.750%, 01/27/2041		$415,000	259,375
Petroleos Mexicanos
5.500%, 02/04/2019 (S)		505,000	522,170
5.500%, 06/27/2044		895,000	687,629
6.375%, 02/04/2021 (S)		260,000	270,335
7.470%, 11/12/2026	MXN	6,528,500	300,614
Pioneer Natural Resources Company
3.450%, 01/15/2021		$60,000	56,362
3.950%, 07/15/2022		135,000	128,152
4.450%, 01/15/2026		25,000	24,145
QEP Resources, Inc.
6.800%, 03/01/2020		5,000	4,125
Regency Energy Partners LP
5.875%, 03/01/2022		300,000	263,657
SM Energy Company
6.125%, 11/15/2022		35,000	15,225
Statoil ASA
3.700%, 03/01/2024		95,000	95,188
3.950%, 05/15/2043		575,000	500,860
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		320,000	267,512
Tesoro Corp.
5.125%, 04/01/2024		75,000	68,250
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		90,000	85,500
6.250%, 10/15/2022 (S)		130,000	119,600
Williams Partners LP
3.600%, 03/15/2022		1,050,000	824,730
4.300%, 03/04/2024		285,000	222,781
WPX Energy, Inc.
5.250%, 09/15/2024		40,000	21,600
6.000%, 01/15/2022		30,000	17,175

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
YPF SA
8.500%, 07/28/2025		$990,000	$963,270
			16,923,653
Financials - 14.2%
American International Group, Inc.
4.700%, 07/10/2035		875,000	825,371
American Tower Corp.
3.400%, 02/15/2019		620,000	630,135
3.450%, 09/15/2021		740,000	738,569
AXA Financial, Inc.
7.000%, 04/01/2028		235,000	294,627
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 Year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	1,000,000	970,128
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/09/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/09/2018 (Q)		$800,000	815,691
Banco Santander SA (6.250% to
03/12/2019, then 5 Year Euro Swap
Rate + 5.410%)
03/12/2019 (Q)	EUR	500,000	470,952
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)		600,000	562,269
Bank of America Corp.
3.950%, 04/21/2025		$300,000	290,465
4.000%, 04/01/2024 to 01/22/2025		1,340,000	1,327,016
4.200%, 08/26/2024		225,000	225,261
5.000%, 01/21/2044		305,000	324,039
5.625%, 07/01/2020		185,000	204,767
5.650%, 05/01/2018		975,000	1,040,845
6.400%, 08/28/2017		80,000	84,866
7.750%, 05/14/2038		1,210,000	1,557,193
Bank of Ireland (7.375% to 06/18/2020,
then 5 Year Euro Swap Rate + 6.956%)
06/18/2020 (Q)	EUR	725,000	726,524
Bank of Nova Scotia
4.500%, 12/16/2025		$1,640,000	1,609,537
Barclays Bank PLC
6.050%, 12/04/2017 (S)		2,145,000	2,270,854
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		400,000	405,275
Barclays PLC (8.000% to 12/15/2020,
then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	850,000	842,335
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$330,000	313,196
BPCE SA
5.700%, 10/22/2023 (S)		785,000	807,616
Brandywine Operating Partnership LP
4.950%, 04/15/2018		425,000	444,080
5.700%, 05/01/2017		835,000	867,315
Capital One Financial Corp.
6.150%, 09/01/2016		875,000	894,954
Capital One NA
1.650%, 02/05/2018		1,400,000	1,382,073
2.350%, 08/17/2018		645,000	642,005

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CIT Group, Inc.
5.500%, 02/15/2019 (S)		$490,000	$506,229
Citigroup, Inc.
2.500%, 09/26/2018		325,000	327,091
4.300%, 11/20/2026		300,000	291,003
4.400%, 06/10/2025		550,000	548,397
4.450%, 09/29/2027		2,795,000	2,750,414
4.650%, 07/30/2045		875,000	882,950
5.500%, 09/13/2025		915,000	980,267
CNO Financial Group, Inc.
4.500%, 05/30/2020		10,000	9,963
5.250%, 05/30/2025		35,000	33,950
Credit Agricole SA
4.375%, 03/17/2025 (S)		220,000	209,456
Credit Agricole SA (6.500% to
06/23/2021, then 5 Year Euro Swap
Rate + 5.120%)
06/23/2021 (Q)	EUR	425,000	434,519
Credit Agricole SA (8.125% to
12/23/2025, then 5 Year U.S. Swap
Rate + 6.185%)
12/23/2025 (Q)(S)		$475,000	441,829
Credit Suisse Group AG (6.250% to
12/18/2024, then 5 Year U.S. Swap
Rate + 3.455%)
12/18/2024 (Q)(S)		1,925,000	1,718,063
Credit Suisse Group Funding
Guernsey, Ltd.
3.125%, 12/10/2020 (S)		1,410,000	1,384,537
Credit Suisse Group Guernsey I, Ltd.
(7.875% to 08/24/2016, then 5 Year
U.S. Swap Rate + 5.220%)
02/24/2041		200,000	200,392
HCP, Inc.
4.000%, 06/01/2025		450,000	425,390
4.200%, 03/01/2024		160,000	153,118
6.000%, 01/30/2017		480,000	497,156
HSBC Holdings PLC
4.250%, 08/18/2025		1,175,000	1,138,797
5.250%, 03/14/2044		240,000	229,271
6.500%, 09/15/2037		220,000	244,943
6.800%, 06/01/2038		245,000	280,141
HSBC Holdings PLC (5.250% to
09/16/2022, then 5 Year Euro Swap
Rate + 4.380%)
09/16/2022 (Q)	EUR	325,000	310,996
HSBC USA, Inc.
2.750%, 08/07/2020		$475,000	471,913
Intercontinental Exchange, Inc.
2.750%, 12/01/2020		465,000	474,125
Intesa Sanpaolo SpA
2.375%, 01/13/2017		775,000	777,460
5.710%, 01/15/2026 (S)		1,055,000	1,005,225
Intesa Sanpaolo SpA (7.700% to
09/17/2025, then 5 Year U.S. Swap
Rate + 5.462%)
09/17/2025 (Q)(S)		725,000	630,750
JPMorgan Chase & Co.
2.550%, 10/29/2020		190,000	190,438
2.750%, 06/23/2020		760,000	768,290
4.250%, 10/01/2027		2,070,000	2,106,844
5.600%, 07/15/2041		135,000	158,347
5.625%, 08/16/2043		1,205,000	1,315,870

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
6.000%, 01/15/2018		$835,000	$895,732
KBC Groep NV (5.625% to 03/19/2019,
then 5 Year Euro Swap Rate + 4.759%)
03/19/2019 (Q)	EUR	285,000	293,551
Kimco Realty Corp.
4.300%, 02/01/2018		$600,000	621,675
6.875%, 10/01/2019		300,000	345,722
Liberty Property LP
3.375%, 06/15/2023		260,000	253,594
4.125%, 06/15/2022		210,000	216,759
6.625%, 10/01/2017		100,000	106,424
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	450,000	583,483
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		$380,000	388,692
3.500%, 03/10/2025		325,000	324,253
Massachusetts Mutual Life
Insurance Company
5.375%, 12/01/2041 (S)		80,000	87,823
8.875%, 06/01/2039 (S)		550,000	800,092
Morgan Stanley
1.875%, 01/05/2018		1,175,000	1,172,073
2.450%, 02/01/2019		610,000	612,497
3.950%, 04/23/2027		730,000	705,237
4.000%, 07/23/2025		345,000	355,974
4.300%, 01/27/2045		810,000	772,398
4.350%, 09/08/2026		160,000	159,402
4.875%, 11/01/2022		60,000	63,259
5.550%, 04/27/2017		350,000	365,158
6.625%, 04/01/2018		1,450,000	1,578,624
MSCI, Inc.
5.250%, 11/15/2024 (S)		50,000	52,875
5.750%, 08/15/2025 (S)		45,000	48,544
Nationwide Building Society (6.875% to
06/20/2019, then 5 Year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	800,000	1,013,692
Navient Corp.
5.500%, 01/15/2019		$165,000	163,350
7.250%, 01/25/2022		65,000	59,150
8.000%, 03/25/2020		11,000	10,863
8.450%, 06/15/2018		139,000	148,123
PNC Funding Corp.
5.625%, 02/01/2017		1,200,000	1,240,001
Prologis LP
3.350%, 02/01/2021		850,000	874,305
Rabobank USA Financial Corp. (5.500%
to 06/29/2020, then 5 Year Euro Swap
Rate + 5.250%)
06/29/2020 (Q)	EUR	200,000	207,321
Realty Income Corp.
3.250%, 10/15/2022		$81,000	79,750
6.750%, 08/15/2019		450,000	513,159
Royal Bank of Scotland Group PLC
(7.500% to 08/10/2020, then 5 Year
U.S. Swap Rate + 5.800%)
08/10/2020 (Q)		755,000	681,312
Santander Issuances SAU
5.179%, 11/19/2025		2,800,000	2,611,594

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)		$710,000	$669,573
Santander UK Group Holdings PLC
(7.375% to 06/24/2022, then 5 Year
British Pound Swap Rate + 5.543%)
06/24/2022 (Q)	GBP	300,000	372,964
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)		$660,000	649,965
SunTrust Banks, Inc.
3.500%, 01/20/2017		960,000	976,189
Synchrony Financial
2.600%, 01/15/2019		800,000	793,384
The Bank of New York Mellon Corp.
2.600%, 08/17/2020		540,000	547,453
The Bear Stearns Companies LLC
6.400%, 10/02/2017		605,000	646,302
7.250%, 02/01/2018		321,000	351,795
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018		975,000	980,911
2.550%, 10/23/2019		875,000	876,586
2.600%, 04/23/2020		370,000	368,346
2.750%, 09/15/2020		555,000	553,825
2.875%, 02/25/2021		580,000	581,277
3.500%, 01/23/2025		725,000	717,947
4.250%, 10/21/2025		50,000	49,755
4.750%, 10/21/2045		265,000	268,199
5.150%, 05/22/2045		660,000	629,405
6.250%, 02/01/2041		440,000	525,661
6.750%, 10/01/2037		1,145,000	1,308,938
The Hartford Financial Services
Group, Inc. (8.125% to 06/15/2018,
then 3 month LIBOR + 4.6025%)
06/15/2068		250,000	267,475
UDR, Inc.
3.700%, 10/01/2020		215,000	224,722
UniCredit SpA (8.000% to 06/03/2024,
then 5 Year U.S. Swap Rate + 5.180%)
06/03/2024 (Q)		200,000	157,588
Ventas Realty LP
4.750%, 06/01/2021		661,000	711,531
Wells Fargo & Company
2.600%, 07/22/2020		575,000	581,543
4.900%, 11/17/2045		1,235,000	1,252,274
5.606%, 01/15/2044		895,000	985,436
Welltower, Inc.
4.500%, 01/15/2024		575,000	585,441
5.250%, 01/15/2022		885,000	954,458
			79,461,496
Health care - 2.7%
Actavis Funding SCS
2.350%, 03/12/2018		1,345,000	1,353,125
3.000%, 03/12/2020		940,000	956,179
3.850%, 06/15/2024		1,075,000	1,109,610
Anthem, Inc.
4.625%, 05/15/2042		525,000	497,150
5.100%, 01/15/2044		175,000	173,464
Cardinal Health, Inc.
1.950%, 06/15/2018		280,000	280,092
Celgene Corp.
4.625%, 05/15/2044		735,000	701,408

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Community Health Systems, Inc.
5.125%, 08/01/2021	$170,000	$170,850
EMD Finance LLC
2.950%, 03/19/2022 (S)	705,000	699,856
Gilead Sciences, Inc.
3.250%, 09/01/2022	220,000	228,291
HCA, Inc.
5.875%, 03/15/2022	140,000	150,150
6.500%, 02/15/2020	255,000	282,464
Hologic, Inc.
5.250%, 07/15/2022 (S)	35,000	36,659
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (S)	110,000	113,300
LifePoint Health, Inc.
5.875%, 12/01/2023	105,000	109,200
McKesson Corp.
1.400%, 03/15/2018	685,000	679,945
MEDNAX, Inc.
5.250%, 12/01/2023 (S)	30,000	31,088
Medtronic, Inc.
2.500%, 03/15/2020	1,285,000	1,316,399
4.375%, 03/15/2035	200,000	207,148
Mylan NV
3.000%, 12/15/2018 (S)	300,000	299,691
3.750%, 12/15/2020 (S)	345,000	343,684
Perrigo Company PLC
1.300%, 11/08/2016	350,000	347,971
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	60,000	61,650
Tenet Healthcare Corp.
6.000%, 10/01/2020	505,000	534,353
UnitedHealth Group, Inc.
1.700%, 02/15/2019	720,000	720,566
2.125%, 03/15/2021	1,085,000	1,084,869
3.350%, 07/15/2022	535,000	559,366
3.750%, 07/15/2025	485,000	516,098
4.750%, 07/15/2045	175,000	191,418
WellCare Health Plans, Inc.
5.750%, 11/15/2020	115,000	118,163
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017	1,135,000	1,132,945
		15,007,152
Industrials - 1.2%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021	305,000	307,288
Aircastle, Ltd.
5.500%, 02/15/2022	30,000	29,963
BAE Systems Holdings, Inc.
2.850%, 12/15/2020 (S)	140,000	141,535
Canadian Pacific Railway Company
9.450%, 08/01/2021	275,000	357,577
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	19,825
5.250%, 08/01/2020	126,000	126,315
CNH Industrial Capital LLC
3.375%, 07/15/2019	45,000	42,356
4.375%, 11/06/2020 (L)	95,000	90,963
Danaher Corp.
2.400%, 09/15/2020	380,000	387,980
EnerSys
5.000%, 04/30/2023 (S)	145,000	138,113

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
General Electric Company (5.000% to
01/21/2021, then 3 month
LIBOR + 3.330%)
01/21/2021 (Q)	$473,000	$484,234
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (S)	20,000	20,962
Kansas City Southern
3.000%, 05/15/2023 (S)	1,175,000	1,142,643
Lockheed Martin Corp.
2.500%, 11/23/2020	290,000	295,109
4.700%, 05/15/2046	430,000	462,487
Oshkosh Corp.
5.375%, 03/01/2025	85,000	83,938
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	75,000	74,715
4.250%, 01/17/2023 (S)	1,225,000	1,231,996
4.875%, 07/11/2022 (S)	251,000	265,072
Ryder System, Inc.
2.550%, 06/01/2019	305,000	304,065
Sensata Technologies BV
5.000%, 10/01/2025 (S)	55,000	54,038
5.625%, 11/01/2024 (S)	85,000	87,550
The ADT Corp.
6.250%, 10/15/2021 (L)	360,000	351,000
Union Pacific Corp.
2.750%, 03/01/2026	140,000	139,657
United Rentals North America, Inc.
4.625%, 07/15/2023	65,000	65,000
5.500%, 07/15/2025	80,000	75,900
USG Corp.
5.500%, 03/01/2025 (S)	5,000	5,113
		6,785,394
Information technology - 1.0%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	375,000	394,219
Apple, Inc.
3.450%, 02/09/2045	545,000	474,217
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	70,000	70,700
6.125%, 11/01/2023 (S)	85,000	85,850
Cardtronics, Inc.
5.125%, 08/01/2022	120,000	116,400
Cisco Systems, Inc.
2.200%, 02/28/2021	1,500,000	1,514,342
CommScope, Inc.
4.375%, 06/15/2020 (S)	80,000	81,400
First Data Corp.
5.000%, 01/15/2024 (S)	35,000	35,547
5.375%, 08/15/2023 (S)	140,000	145,600
Hewlett Packard Enterprise Company
2.450%, 10/05/2017 (S)	860,000	858,775
NCR Corp.
4.625%, 02/15/2021	255,000	242,888
5.000%, 07/15/2022	20,000	18,950
Nokia OYJ
6.625%, 05/15/2039	130,000	132,600
NXP BV
4.625%, 06/15/2022 (S)	200,000	199,500
Open Text Corp.
5.625%, 01/15/2023 (S)	45,000	44,325
Visa, Inc.
2.800%, 12/14/2022	515,000	530,774

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Visa, Inc. (continued)
4.300%, 12/14/2045	$685,000	$734,499
		5,680,586
Materials - 0.6%
ArcelorMittal
6.250%, 08/05/2020 (L)	325,000	292,906
Ball Corp.
4.375%, 12/15/2020	40,000	41,800
Cascades, Inc.
5.500%, 07/15/2022 (S)	40,000	37,700
5.750%, 07/15/2023 (S)	90,000	83,925
CF Industries, Inc.
4.950%, 06/01/2043	750,000	589,710
5.150%, 03/15/2034	355,000	299,767
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)	115,000	109,825
CRH America, Inc.
5.125%, 05/18/2045 (S)	560,000	568,067
Eagle Spinco, Inc.
4.625%, 02/15/2021	150,000	148,380
Graphic Packaging International, Inc.
4.875%, 11/15/2022	140,000	142,450
Norbord, Inc.
6.250%, 04/15/2023 (S)	140,000	134,225
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	205,000	200,388
Owens-Brockway Glass Container, Inc.
5.875%, 08/15/2023 (L)(S)	65,000	66,950
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	180,000	171,954
Standard Industries, Inc.
5.375%, 11/15/2024 (S)	285,000	289,455
Steel Dynamics, Inc.
5.125%, 10/01/2021	50,000	48,750
5.500%, 10/01/2024	55,000	51,563
United States Steel Corp.
7.375%, 04/01/2020	125,000	78,750
		3,356,565
Telecommunication services - 2.0%
AT&T, Inc.
3.600%, 02/17/2023	830,000	844,485
4.750%, 05/15/2046	580,000	527,612
Digicel Group, Ltd.
7.125%, 04/01/2022	365,000	261,888
Frontier Communications Corp.
10.500%, 09/15/2022 (S)	40,000	40,550
GTP Acquisition Partners I LLC
3.482%, 06/16/2025 (S)	1,405,000	1,417,645
SBA Tower Trust
2.898%, 10/15/2044 (S)	705,000	707,170
2.933%, 12/15/2042 (S)	595,000	592,294
3.598%, 04/15/2043 (S)	940,000	948,164
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	185,000	181,763
9.000%, 11/15/2018 (S)	100,000	103,810
Sprint Corp.
7.125%, 06/15/2024	265,000	188,813
T-Mobile USA, Inc.
6.125%, 01/15/2022	20,000	20,600
6.464%, 04/28/2019	210,000	215,775
6.500%, 01/15/2024	30,000	30,750
6.633%, 04/28/2021	80,000	83,600

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
T-Mobile USA, Inc. (continued)
6.731%, 04/28/2022	$225,000	$235,373
6.836%, 04/28/2023	30,000	31,200
Verizon Communications, Inc.
4.272%, 01/15/2036	1,693,000	1,553,414
4.400%, 11/01/2034	490,000	460,397
4.522%, 09/15/2048	537,000	489,925
4.672%, 03/15/2055	2,288,000	2,020,670
5.012%, 08/21/2054	120,000	111,607
Wind Acquisition Finance SA
4.750%, 07/15/2020 (S)	200,000	193,000
		11,260,505
Utilities - 0.5%
AES Corp.
5.500%, 03/15/2024	211,000	194,120
Berkshire Hathaway Energy Company
6.125%, 04/01/2036	250,000	298,656
Calpine Corp.
5.875%, 01/15/2024 (S)	50,000	50,875
Electricite de France SA
4.950%, 10/13/2045 (S)	700,000	701,518
Exelon Corp.
2.850%, 06/15/2020	585,000	589,964
Nevada Power Company
7.125%, 03/15/2019	25,000	28,410
NRG Energy, Inc.
6.250%, 07/15/2022	200,000	169,000
PacifiCorp
6.350%, 07/15/2038	110,000	143,617
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	434,423
		2,610,583
TOTAL CORPORATE BONDS (Cost $184,410,505)		$179,749,765

MUNICIPAL BONDS - 1.1%
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	85,000	100,914
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040	740,000	878,543
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	227,981
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	1,190,000	356,179
6.200%, 07/01/2039	675,000	202,007
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	245,000	73,294
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	925,000	276,769
State of California
7.300%, 10/01/2039	750,000	1,067,363
7.550%, 04/01/2039	505,000	752,511
7.600%, 11/01/2040	160,000	243,390
7.625%, 03/01/2040	435,000	646,375
State of Illinois, GO
5.100%, 06/01/2033	130,000	121,068
5.665%, 03/01/2018	1,035,000	1,094,730
TOTAL MUNICIPAL BONDS (Cost $6,274,695)		$6,041,124

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) - 3.5%
Consumer discretionary - 1.3%
Acosta, Inc.
4.250%, 09/26/2021	$98,647	$92,481
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	543,124	514,101
Altice Financing SA
5.250%, 02/04/2022	129,350	125,631
Aristocrat International Pty, Ltd.
4.750%, 10/20/2021	107,923	105,832
Bass Pro Group LLC
4.000%, 06/05/2020	104,213	98,741
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	676,045	639,285
Caesars Growth Properties Holdings LLC
6.250%, 05/08/2021	98,500	77,323
CCO Safari III LLC
3.500%, 01/24/2023	190,000	188,507
CityCenter Holdings LLC
4.250%, 10/16/2020	278,265	276,294
Delta 2 Lux Sarl
4.750%, 07/30/2021	175,000	161,383
7.750%, 07/31/2022	210,000	180,863
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	490,707	488,744
ION Media Networks, Inc.
4.750%, 12/18/2020	339,731	327,416
MGOC, Inc.
4.000%, 07/31/2020	231,014	230,263
Michaels Stores, Inc.
3.750%, 01/28/2020	246,827	243,639
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	423,073	354,006
Neptune Finco Corp.
5.000%, 10/09/2022	190,000	188,417
Party City Holdings, Inc.
4.250%, 08/19/2022	144,638	138,792
PetSmart, Inc.
4.250%, 03/11/2022	401,963	388,787
Scientific Games International, Inc.
6.000%, 10/01/2021	113,850	103,547
Serta Simmons Bedding LLC
4.250%, 10/01/2019	308,129	304,333
SRAM LLC
4.025%, 04/10/2020	348,648	264,973
The ServiceMaster Company LLC
4.250%, 07/01/2021	614,062	608,689
Town Sports International LLC
4.500%, 11/15/2020	384,984	140,519
Tribune Media Company
3.750%, 12/27/2020	778,725	768,342
		7,010,908
Consumer staples - 0.3%
Albertson’s LLC
5.500%, 08/25/2021	481,363	468,393
Coty, Inc.
3.750%, 10/27/2022	40,000	39,750
3.750%, 01/26/2023	80,000	79,500
Hostess Brands LLC
4.500%, 08/03/2022	99,750	98,472
JBS USA LLC
4.000%, 10/30/2022	205,000	199,106
Reynolds Group Holdings, Inc.
4.500%, 12/01/2018	437,497	435,802

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Consumer staples (continued)
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	$422,156	$407,682
		1,728,705
Energy - 0.1%
Arch Coal, Inc.
6.250%, 05/16/2018 (H)	171,022	48,912
Seadrill Operating LP
4.000%, 02/21/2021	147,368	61,250
Western Refining, Inc.
4.250%, 11/12/2020	200,900	175,285
		285,447
Financials - 0.1%
Asurion LLC
4.250%, 07/08/2020	488,203	446,400
8.500%, 03/03/2021	385,000	310,767
		757,167
Health care - 0.4%
Alkermes, Inc.
3.500%, 09/18/2019	153,023	147,667
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	318,500	293,339
Community Health Systems, Inc.
3.750%, 12/31/2019	51,896	49,293
4.000%, 01/27/2021	95,488	90,579
Endo Luxembourg Finance I Company
Sarl
3.750%, 09/26/2022	275,000	271,563
Envision Healthcare Corp.
4.500%, 10/28/2022	120,000	119,250
Medpace Holdings, Inc.
4.750%, 04/01/2021	95,660	94,305
MPH Acquisition Holdings LLC
3.750%, 03/31/2021	202,819	197,685
Opal Acquisition, Inc.
5.000%, 11/27/2020	511,134	406,778
Pharmaceutical Product Development LLC
4.250%, 08/18/2022	99,500	96,838
PRA Holdings, Inc.
4.500%, 09/23/2020	404,151	401,625
US Renal Care, Inc.
5.250%, 12/31/2022	195,000	193,212
Vizient, Inc.
6.250%, 02/13/2023	100,000	98,958
		2,461,092
Industrials - 0.4%
AFGlobal Corp.
5.000%, 12/19/2019	156,414	66,867
DTZ Holdings PLC
4.250%, 11/04/2021	124,375	119,400
Fly Funding II SARL
3.500%, 08/09/2019	195,250	192,199
Gardner Denver, Inc.
4.250%, 07/30/2020	537,625	443,003
RBS Global, Inc.
4.000%, 08/21/2020	537,625	512,491
The Kenan Advantage Group, Inc.
4.000%, 07/31/2022	84,788	83,410

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Industrials (continued)
TransDigm, Inc.
3.500%, 05/14/2022	$595,716	$567,668
		1,985,038
Information technology - 0.5%
Avago Technologies, Ltd.
4.250%, 02/01/2023	245,000	240,789
CDW LLC
3.250%, 04/29/2020	592,388	584,243
First Data Corp.
3.934%, 03/24/2018	475,000	468,554
4.184%, 07/08/2022	330,000	321,585
Kronos, Inc.
4.500%, 10/30/2019	110,593	107,220
NXP Funding LLC
3.750%, 12/07/2020	150,000	149,555
SS&C European Holdings SARL
4.018%, 07/08/2022	21,096	20,881
SS&C Technologies, Inc.
4.007%, 07/08/2022	150,681	149,148
TransFirst, Inc.
4.750%, 11/12/2021	103,951	103,691
Zayo Group LLC
3.750%, 05/06/2021	602,132	591,380
		2,737,046
Materials - 0.3%
Berry Plastics Group, Inc.
3.750%, 01/06/2021	733,950	721,198
Coveris Holdings SA
4.500%, 05/08/2019	245,324	233,262
FMG Resources August 2006 Pty, Ltd.
4.250%, 06/30/2019	292,334	224,513
Minerals Technologies, Inc.
3.750%, 05/09/2021	102,084	99,021
Quikrete Holdings, Inc.
4.000%, 09/28/2020	297,950	290,427
The Chemours Company
3.750%, 05/12/2022	54,725	48,842
Univar USA, Inc.
4.250%, 07/01/2022	164,588	155,604
		1,772,867
Telecommunication services - 0.1%
Level 3 Financing, Inc.
3.500%, 05/31/2022	515,000	508,026
4.000%, 01/15/2020	295,000	294,558
		802,584
TOTAL TERM LOANS (Cost $21,006,620)		$19,540,854

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.0%
Commercial and residential - 13.3%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 5A1,
0.696%, 01/25/2036 (P)	141,445	114,840
Series 2005-10, Class 6A21,
0.936%, 01/25/2036 (P)	215,206	183,654
Series 2005-9, Class 5A1,
0.706%, 11/25/2035 (P)	116,278	104,630
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.756%, 11/25/2035 (P)	211,661	172,193

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Alternative Loan Trust (continued)
Series 2006-12CB, Class A8,
6.000%, 05/25/2036	$285,120	$233,723
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	259,845	215,208
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	415,348	277,963
Series 2007-OA3, Class 1A1,
0.576%, 04/25/2047 (P)	175,766	145,745
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1,
0.626%, 09/25/2046 (P)	174,804	118,494
Series 2006-3, Class 2A11,
1.262%, 10/25/2046 (P)	180,997	126,414
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.741%, 02/10/2051 (P)	790,708	821,660
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.622%, 10/20/2036 (P)	197,812	151,368
BB-UBS Trust, Series 2012, Class A
3.430%, 11/05/2036 (S)	485,000	493,825
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	435,000	460,279
BCAP LLC Trust, Series 2006-AA2,
Class A1 0.606%, 01/25/2037 (P)	334,791	264,093
Bear Stearns Alt-A Trust
Series 2005-10, Class 11A1,
0.936%, 01/25/2036 (P)	410,021	323,800
Series 2005-7, CLass 21A1,
2.796%, 09/25/2035 (P)	240,709	217,821
Series 2005-9, Class 11A1,
0.956%, 11/25/2035 (P)	261,605	215,151
Series 2006-3, Class 1A1,
0.816%, 05/25/2036 (P)	142,318	115,894
Series 2006-4, Class 11A1,
0.756%, 08/25/2036 (P)	174,910	127,743
Bear Stearns ARM Trust, Series 2007-4,
Class 22A1 4.711%, 06/25/2047 (P)	241,408	212,767
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.721%, 06/11/2040 (P)	314,406	322,757
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	408,012	418,800
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
0.616%, 10/25/2036 (P)	173,578	131,845
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	385,000	367,269
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3,
1.116%, 03/25/2035 (P)	278,237	221,843
Series 2007-12, Class A9,
5.750%, 08/25/2037	10	9
Series 2007-HY1, Class 1A1,
2.686%, 04/25/2037 (P)	345,216	321,883
Series 2007-HY4, Class 1A1,
2.738%, 09/25/2047 (P)	385,281	343,691

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.144%, 12/10/2049 (P)	$307,066	$322,317
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	1,040,046	1,154,688
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	1,060,000	1,155,288
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	535,000	576,121
Series 2014-GC21, Class A5,
3.855%, 05/10/2047	530,000	564,302
Series 2014-GC23, Class XA IO,
1.130%, 07/10/2047	4,715,927	310,866
Series 2015-GC29, Class AA IO,
1.174%, 04/10/2048	4,007,858	292,082
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4 5.322%, 12/11/2049	1,002,224	1,024,207
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.097%, 12/10/2049 (P)	636,344	666,587
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank
AG), Series 2013-WWP, Class A2
3.424%, 03/10/2031 (S)	1,060,000	1,091,502
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	1,900,000	1,924,846
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	550,000	594,625
Series 2013-CR9, Class A4,
4.231%, 07/10/2045 (P)	1,270,110	1,400,746
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	640,000	688,393
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	530,000	568,556
Series 2014-CR18, Class A5,
3.828%, 07/15/2047	840,000	892,430
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	1,356,000	1,412,950
Series 2015-CR26, Class A4,
3.630%, 08/10/2025	1,145,000	1,184,826
Series 2015-LC19, Class A4,
3.183%, 02/10/2048	1,240,105	1,255,003
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2006-C7, Class A4,
5.777%, 06/10/2046 (P)	135,820	135,885
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	355,000	388,176
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	425,000	455,387
Commercial Mortgage Trust (Deutsche
Bank AG/UBS), Series 2014-UBS2,
Class A5 3.961%, 03/10/2047	615,000	656,091
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.467%, 09/15/2039	311,693	313,078
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	5,336	5,334

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4,
3.505%, 04/15/2050	$25,000	$25,835
Series 2015-C2, Class XA IO,
0.900%, 06/15/2057	10,931,760	611,241
Series 2015-C3, Class A4,
3.718%, 08/15/2048	1,422,000	1,487,057
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.586%, 03/25/2037 (P)	159,323	113,616
DSLA Mortgage Loan Trust,
Series 2006-AR1, Class 1A1A
1.205%, 03/19/2046 (P)	96,125	68,416
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.416%, 09/25/2043 (P)(S)	690,000	745,827
Series 2012-K706, Class B,
4.167%, 11/25/2044 (P)(S)	500,000	514,123
Series 2014-K503, Class B,
3.009%, 10/25/2047 (P)(S)	695,000	685,095
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	71,459	77,687
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
3.098%, 09/19/2035 (P)	91,991	84,375
Series 2006-AR1, Class 1A1,
3.192%, 04/19/2036 (P)	509,839	456,377
GS Mortgage Securities Trust
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	340,108
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	830,000	872,654
Series 2014-GC20, Class A5,
3.862%, 06/10/2047	860,000	917,476
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	535,000	572,178
Series 2015-GS1, Class A3,
3.734%, 11/10/2048	1,201,000	1,263,477
GSR Mortgage Loan Trust
Series 2005-AR5, Class 2A3,
2.788%, 10/25/2035 (P)	149,220	130,811
Series 2006-AR1, Class 2A1,
2.943%, 01/25/2036 (P)	24,965	23,013
Series 2006-AR1, Class 2A4,
2.943%, 01/25/2036 (P)	128,391	117,224
HarborView Mortgage Loan Trust
Series 2004-11, Class 1A,
1.130%, 01/19/2035 (P)	29,348	19,249
Series 2005-8, Class 1A2A,
0.760%, 09/19/2035 (P)	101,283	80,403
Series 2006-1, Class 2A1A,
0.666%, 03/19/2036 (P)	271,061	192,006
Series 2006-12, Class 2A13,
0.670%, 12/19/2036 (P)	643,840	438,053
Series 2006-12, Class 2A2A,
0.620%, 01/19/2038 (P)	92,139	73,926
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	1,115,000	1,113,432
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.896%, 12/25/2036 (P)	275,643	239,493

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
IndyMac INDX Mortgage Loan Trust
Series 2005-AR13, Class 1A1,
2.692%, 08/25/2035 (P)	$128,794	$95,331
Series 2005-AR14, Class 1A1A,
0.716%, 07/25/2035 (P)	66,574	53,691
Series 2006-AR27, Class 2A2,
0.636%, 10/25/2036 (P)	68,611	54,545
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	530,000	568,819
Series 2014-C21, Class A5,
3.775%, 08/15/2047	435,000	458,847
Series 2014-C22, Class A4,
3.801%, 09/15/2047	1,365,000	1,437,365
Series 2015-C33, Class A4,
3.770%, 12/15/2048	1,025,000	1,072,136
Series 2013-C17, Class A4,
4.199%, 01/15/2047	340,000	371,650
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB19, Class A4,
5.702%, 02/12/2049 (P)	771,815	793,842
Series 2008-C2, Series A4,
6.068%, 02/12/2051	734,166	767,021
Series 2012-LC9, Class A5,
2.840%, 12/15/2047	665,000	676,826
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	621,142	654,376
Series 2013-C16, Class A4,
4.166%, 12/15/2046	700,000	767,214
Series 2015-JP1, Class A5,
3.914%, 01/15/2049	1,639,000	1,735,287
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,418,074	1,440,530
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.712%, 05/25/2036 (P)	168,215	148,389
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	639,869	653,944
Series 2006-C4, Class A4,
5.852%, 06/15/2038 (P)	695,661	696,355
Series 2007-C2, Class A3,
5.430%, 02/15/2040	401,792	409,828
Lehman XS Trust, Series 2006-16N,
Class A4A 0.626%, 11/25/2046 (P)	376,855	290,216
LSTAR Securities Investment Trust
Series 2015-2, Class A,
2.428%, 01/01/2020 (P)(S)	1,384,335	1,362,388
Series 2015-4, Class A1,
2.428%, 04/01/2020 (P)(S)	1,945,802	1,909,415
Series 2015-9, Class A1,
2.428%, 10/01/2020 (P)(S)	1,649,735	1,615,435
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.754%, 07/25/2035 (P)	412,518	324,048
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.757%, 05/12/2039 (P)	59,623	59,577

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	$930,118	$947,494
Series 2007-7, Class A4,
5.741%, 06/12/2050 (P)	705,343	729,396
Series 2007-9, Class A4,
5.700%, 09/12/2049	572,688	595,164
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	190,000	205,560
Series 2014-C17, Class A5,
3.741%, 08/15/2047	1,040,000	1,097,546
Series 2014-C19, Class XA IO,
1.159%, 12/15/2047	3,018,125	192,127
Series 2015-C22, Class A4,
3.306%, 05/15/2046	1,708,000	1,734,288
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	1,044,717	1,057,050
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	810,045	829,256
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	483,531	503,736
Series 2007-T27, Class A4,
5.645%, 06/11/2042 (P)	185,417	193,039
Series 2014-MP, Class A,
3.469%, 08/11/2029 (S)	810,000	839,999
Morgan Stanley Mortgage Loan Trust,
Series 2006-6AR, Class 3A1
2.832%, 05/25/2036 (P)	117,804	83,214
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2006-AF1, Class 3A1
3.739%, 06/25/2036 (P)	58,135	42,910
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	417,000	454,216
RALI Series Trust
Series 06-QO7, Class 1A1,
1.122%, 09/25/2046 (P)	372,813	257,112
Series 2005-QS17, Class A9,
6.000%, 12/25/2035	141,537	121,263
Series 2007-QH9, Class A1,
1.564%, 11/25/2037 (P)	257,844	159,129
RBSGC Mortgage Loan Trust,
Series 2007-A, Class 2A4
6.250%, 01/25/2037	25,304	22,782
Residential Asset Securitization Trust,
Series 2005-A2, Class A2
0.886%, 03/25/2035 (P)	171,513	136,594
RFMSI Series Trust, Series 2005-SA3,
Class 1A 2.887%, 08/25/2035 (P)	213,707	158,859
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.694%, 07/20/2037 (P)	38,193	30,313
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	785,171	789,842
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.736%, 09/25/2034 (P)	45,423	38,932

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Towd Point Mortgage Trust,
Series 2015-4, Class A1B
2.750%, 04/26/2055 (P)(S)	$642,577	$641,888
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	605,000	620,249
WaMu Mortgage Pass Through
Certificates Trust, Series 2007-HY6,
Class 1A1 2.201%, 06/25/2037 (P)	29,206	24,674
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	435,000	461,775
Series 2015-NXS1, Class D,
4.105%, 05/15/2048 (P)	80,000	58,444
Series 2015-NXS1, Class XA IO,
1.205%, 05/15/2048	4,059,592	300,346
Series 2015-NXS3, Class XA IO,
1.193%, 09/15/2057	9,209,996	661,859
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.738%, 10/25/2035 (P)	325,000	308,904
Series 2006-AR16, Class A1,
2.736%, 10/25/2036 (P)	296,849	271,093
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	430,000	467,932
Series 2014-C19, Class A5,
4.101%, 03/15/2047	420,000	454,787
Series 2014-C20, Class A5,
3.995%, 05/15/2047	1,015,000	1,091,128
Series 2014-C21, Class A5,
3.678%, 08/15/2047	630,000	662,426
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	1,015,000	1,095,407
		74,280,608
U.S. Government Agency - 1.7%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2,
2.076%, 04/25/2024 (P)	1,416,000	1,394,913
Series 2014-DN4, Class M2,
2.826%, 10/25/2024 (P)	362,077	365,061
Series 2014-HQ1, Class M2,
2.926%, 08/25/2024 (P)	700,000	701,128
Series 2015-DN1, Class M2,
2.826%, 01/25/2025 (P)	550,000	556,661
Series 2015-DNA1, Class M2,
2.286%, 10/25/2027 (P)	450,000	439,359
Series 2015-DNA2, Class M2,
3.036%, 12/25/2027 (P)	2,220,000	2,202,875
Series 2015-DNA3, Class M2,
3.286%, 04/25/2028 (P)	2,100,000	2,094,435
Series 2015-HQA1, Class M2,
3.086%, 03/25/2028 (P)	1,080,000	1,066,040
Series 2895, Class EK,
4.000%, 11/15/2019	24,040	24,847
Federal National Mortgage Association
Series 2014-04, Class 1M2,
5.336%, 11/25/2024 (P)	160,000	153,389
Series 2014-C02, Class 2M2,
3.036%, 05/25/2024 (P)	70,000	60,079

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2014-C03, Class 1M2,
3.436%, 07/25/2024 (P)	$375,000	$326,822
Series 2014-C03, Class 2M2,
3.336%, 07/25/2024 (P)	275,000	239,039
Government National Mortgage
Association, Series 2006-38, Class XS
IO 6.820%, 09/16/2035	20,597	3,795
		9,628,443
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $84,902,865)		$83,909,051

ASSET BACKED SECURITIES - 16.5%
AMMC CLO XIV, Ltd., Series 2014-14A,
Class A2L 2.669%, 07/27/2026 (P)(S)	360,000	335,295
Apidos CLO IX, Series 2012-9AR,
Class BR 2.472%, 07/15/2023 (P)(S)	470,000	450,433
Apidos CLO XVII
Series 2014-17A, Class A1A,
2.120%, 04/17/2026 (P)(S)	2,250,000	2,219,645
Series 2014-17A, Class A2A,
2.670%, 04/17/2026 (P)(S)	2,340,000	2,245,406
Apidos CLO XX, Series 2015-20A,
Class A1 2.170%, 01/16/2027 (P)(S)	1,280,000	1,262,755
Apidos CLO XXI, Series 2015-21A,
Class A1 2.050%, 07/18/2027 (P)(S)	2,255,000	2,208,910
Atlas Senior Loan Fund V, Ltd.,
Series 2014-1A, Class A
2.170%, 07/16/2026 (P)(S)	485,000	475,669
Atlas Senior Loan Fund VI, Ltd.,
Series 2014-6A, Class A
2.162%, 10/15/2026 (P)(S)	1,275,000	1,252,792
Atrium XI, Series 2011-A, Class B
2.769%, 10/23/2025 (P)(S)	390,000	382,272
Avery Point IV CLO, Ltd.,
Series 2014-1A, Class A
2.139%, 04/25/2026 (P)(S)	1,705,000	1,690,264
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class A
2.071%, 08/05/2027 (P)(S)	2,345,000	2,305,020
Babson CLO, Ltd., Series 2015-IA,
Class A 2.054%, 04/20/2027 (P)(S)	2,270,000	2,224,092
BlueMountain CLO, Ltd., Series 2015-3A,
Class A1 1.813%, 10/20/2027 (P)(S)	2,050,000	2,018,469
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	156,667	150,738
Carlyle Global Market Strategies
Series 2012-1AR, Class BR,
2.424%, 04/20/2022 (P)(S)	660,000	639,650
Series 2014-4, Class B,
3.072%, 10/15/2026 (P)(S)	570,000	562,126
Series 2014-4A, Class A1,
2.122%, 10/15/2026 (P)(S)	780,000	766,591
Series 2015-2A, Class A1,
2.091%, 04/27/2027 (P)(S)	1,435,000	1,414,020
Cent CLO 17, Ltd., Series 2013-17A,
Class A1 1.916%, 01/30/2025 (P)(S)	1,210,000	1,191,771
Cent CLO 21, Ltd., Series 2014-21A,
Class A1A 2.111%, 07/27/2026 (P)(S)	1,120,000	1,100,014
Cent CLO 22, Ltd., Series 2014-22A,
Class A1 2.100%, 11/07/2026 (P)(S)	810,000	794,147

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Cent CLO 23, Ltd.
Series 2015-23A, Class A1,
2.110%, 04/17/2026 (P)(S)	$1,420,000	$1,401,814
Series 2015-23A, Class A2A,
2.670%, 04/17/2026 (P)(S)	570,000	545,371
CIFC Funding, Ltd.
Series 2012-2A, Class A3R,
3.152%, 12/05/2024 (P)(S)	1,010,000	957,699
Series 2014-2A, Class A1L,
2.105%, 05/24/2026 (P)(S)	1,755,000	1,721,664
Consumer Credit Origination Loan Trust,
Series 2015-1, Class A
2.820%, 03/15/2021 (S)	183,710	183,763
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	86,534	86,355
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	88,080	87,906
Credit Acceptance Auto Loan Trust
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	341,590	341,307
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	1,015,000	1,012,456
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	1,060,000	1,058,055
Dryden Senior Loan Fund
Series 2012-24RA, Class AR,
1.908%, 11/15/2023 (P)(S)	1,615,000	1,599,142
Series 2015-38A, Class A,
2.047%, 07/15/2027 (P)(S)	1,235,000	1,211,996
First Investors Auto Owner Trust
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	165,000	164,926
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	254,008	253,835
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	284,623	284,106
Series 2014-3A, Class A3,
1.670%, 11/16/2020 (S)	1,070,000	1,064,627
Series 2014-3A, Class B,
2.390%, 11/16/2020 (S)	290,000	288,780
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	106,802	106,269
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	190,000	189,393
Galaxy XIX CLO, Ltd., Series 2015-19A,
Class A1A 2.169%, 01/24/2027 (P)(S)	1,630,000	1,592,665
Galaxy XV CLO, Ltd., Series 2013-15A,
Class A 1.872%, 04/15/2025 (P)(S)	1,746,000	1,714,530
Galaxy XVII CLO, Ltd., Series 2014-17A,
Class B 2.722%, 07/15/2026 (P)(S)	920,000	861,565
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	170,000	169,685
Green Tree Agency Advance
Funding Trust, Series 2015-T2,
Class AT2 3.095%, 10/15/2048 (S)	760,000	761,239
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036	719,087	375,742
Series 2006-17, Class A2,
0.616%, 11/25/2036 (P)	81,202	40,520

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
GSAA Home Equity Trust (continued)
Series 2006-20, Class 2A1A,
0.486%, 12/25/2046 (P)	$644,076	$404,648
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	275,196	137,923
GSAA Trust
Series 2005-7, Class AF4,
5.058%, 05/25/2035	430,000	397,390
Series 2007-3, Class 1A2,
0.606%, 03/25/2047 (P)	720,911	349,505
Series 2007-6, Class 1A2,
0.656%, 05/25/2047 (P)	115,357	80,388
GSAMP Trust, Series 2007-FM2,
Class A2B 0.526%, 01/25/2037 (P)	575,135	324,158
Highbridge Loan Management, Ltd.,
Series 2015-6A, Class A
2.071%, 05/05/2027 (P)(S)	905,000	881,649
LCM X LP, Series 10AR, Class BR
2.221%, 04/15/2022 (P)(S)	775,000	760,764
Madison Park Funding XI, Ltd.,
Series 2013-11A, Class A1A
1.899%, 10/23/2025 (P)(S)	1,445,003	1,424,225
Madison Park Funding XII, Ltd.,
Series 2014-12A, Class B1
2.774%, 07/20/2026 (P)(S)	920,000	896,040
Magnetite CLO, Ltd., Series 2012-7A,
Class C 5.122%, 01/15/2025 (P)(S)	1,250,000	1,178,646
Magnetite IX, Ltd., Series 2014-9A,
Class A1 2.039%, 07/25/2026 (P)(S)	1,765,000	1,742,817
Magnetite VIII, Ltd., Series 2014-8A,
Class A 2.102%, 04/15/2026 (P)(S)	1,255,000	1,243,953
Magnetite XII, Ltd., Series 2015-12A,
Class A 2.122%, 04/15/2027 (P)(S)	1,015,000	998,294
Marine Park CLO, Ltd., Series 2012-1A,
Class A1AR 1.644%, 10/12/2023 (P)(S)	1,515,000	1,507,904
Nationstar HECM Loan Trust,
Series 2016-1A, Class A
2.981%, 02/25/2026 (S)	900,000	899,999
NRZ Advance Receivables Trust,
Series 2015-T2, Class AT2
3.302%, 08/17/2048 (S)	4,005,000	4,011,446
Oaktree EIF II Series A1, Ltd.,
Series 2015-B1A, Class A
2.167%, 02/15/2026 (P)(S)	1,425,000	1,400,071
OCP CLO, Ltd., Series 2015-8A,
Class A1 2.151%, 04/17/2027 (P)(S)	2,005,000	1,944,283
Ocwen Master Advance Receivables Trust,
Series 2015-1, AT1
2.537%, 09/17/2046 (S)	1,210,000	1,210,000
OHA Credit Partners VII, Ltd.,
Series 2012-7A, Class A
2.038%, 11/20/2023 (P)(S)	1,105,000	1,096,698
OHA Credit Partners VIII, Ltd.,
Series 2013-8A, Class A
1.744%, 04/20/2025 (P)(S)	1,655,000	1,625,965
OHA Loan Funding, Ltd., Series 2015-1A,
Class A 2.118%, 02/15/2027 (P)(S)	1,695,000	1,666,795
OZLM XII, Ltd., Series 2015-12A,
Class A1 1.726%, 04/30/2027 (P)(S)	1,950,000	1,885,301
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	286,092	286,250
Race Point IX CLO, Ltd., Series 2015-9A,
Class A1 2.132%, 04/15/2027 (P)(S)	1,710,000	1,679,971

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF5
5.909%, 04/25/2037	$101,200	$48,949
Santander Drive Auto Receivables Trust
Series 2013-5, Class B,
1.550%, 10/15/2018	568,512	568,566
Series 2013-5, Class C,
2.250%, 06/17/2019	155,000	155,394
Series 2014-1, Class C,
2.360%, 04/15/2020	805,000	807,621
Series 2014-4, Class B,
1.820%, 05/15/2019	250,000	250,128
Series 2015-2, Class B,
1.830%, 01/15/2020	1,400,000	1,395,122
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.526%, 07/25/2036 (P)	237,096	105,659
Seneca Park CLO, Ltd., Series 2014-1A,
Class A 2.100%, 07/17/2026 (P)(S)	340,000	336,211
Sound Point CLO IV, Ltd.,
Series 2013-3A, Class A
1.994%, 01/21/2026 (P)(S)	1,176,000	1,146,705
Sound Point CLO VIII, Ltd.,
Series 2015-1A, Class A
2.152%, 04/15/2027 (P)(S)	1,385,000	1,343,814
Soundview Home Loan Trust
Series 2006-3, Class A4,
0.686%, 11/25/2036 (P)	245,000	161,202
Series 2007-OPT2, Class 2A3,
0.616%, 07/25/2037 (P)	55,000	32,791
SpringCastle America Funding LLC,
Series 2014-AA, Class A
2.700%, 05/25/2023 (S)	635,731	633,069
Springleaf Funding Trust,
Series 2014-AA, Class A
2.410%, 12/15/2022 (S)	945,000	943,475
SPS Servicer Advance Receivables Trust,
Series 2015-T3, Class AT3
2.920%, 07/15/2047 (S)	1,275,000	1,278,044
Symphony CLO, Ltd., Series 2012-10AR,
Class AR 1.889%, 07/23/2023 (P)(S)	465,000	461,835
Treman Park CLO LLC, Series 2015-1A,
Class A 2.124%, 04/20/2027 (P)(S)	1,425,000	1,406,057
Venture XI CLO, Ltd., Series 2012-11AR,
Class AR 1.918%, 11/14/2022 (P)(S)	2,060,000	2,047,055
Venture XXI CLO, Ltd., Series 2015-21A,
Class A 2.112%, 07/15/2027 (P)(S)	1,765,000	1,722,056
Voya CLO, Ltd.
Series 2012-1RA, Class A2R,
2.186%, 03/14/2022 (P)(S)	915,000	908,091
Series 2015-1A, Class A1,
2.100%, 04/18/2027 (P)(S)	1,335,000	1,291,893
Series 2015-1A, Class A2,
2.720%, 04/18/2027 (P)(S)	475,000	443,714
Westlake Automobile Receivables Trust,
Series 2014-2A, Class B
1.580%, 04/15/2020 (S)	1,115,000	1,114,007
TOTAL ASSET BACKED SECURITIES (Cost $93,869,938)		$92,402,030

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Over the Counter Option on the EUR vs.
CZK (Expiration Date: 03/09/2016;
Strike Price: EUR 27.02; Counterparty:
JPMorgan Chase Bank) (I)	$2,920,000	$3,977
TOTAL PURCHASED OPTIONS (Cost $11,129)		$3,977

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust, 0.4639% (W)(Y)	81,241	812,836
TOTAL SECURITIES LENDING
COLLATERAL (Cost $812,823)		$812,836

SHORT-TERM INVESTMENTS - 3.9%
Repurchase agreement - 3.9%
BNP Paribas Tri-Party Repurchase
Agreement dated 02/29/2016 at 0.300%
to be repurchased at $2,800,023 on
03/01/2016, collateralized by
$2,625,532 Federal National Mortgage
Association, 2.500% - 4.000% due
01/01/2028 to 12/01/2045 (valued at
$2,856,000, including interest)	$2,800,000	$2,800,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 02/29/2016 at 0.290%
to be repurchased at $11,300,091 on
03/01/2016, collateralized by $30,594
Government National Mortgage
Association, 4.000% due 09/20/2045
(valued at $32,803, including interest)
and $11,057,782 Federal National
Mortgage Association, 2.434% - 4.500%
due 03/01/2023 to 01/01/2043 (valued
at $11,493,197, including interest)	11,300,000	11,300,000
Societe Generale SA Tri-Party Repurchase
Agreement dated 02/29/2016 at 0.320%
to be repurchased at $7,800,069 on
03/01/2016, collateralized by $203,800
U.S. Treasury Notes, 0.577% due
01/31/2018 (valued at $204,024,
including interest), $6,176,000
U.S. Treasury Bonds, 3.750% due
11/15/2043 (valued at $7,751,006,
including interest) and $1,000
U.S. Treasury Bills, 0.000% due
05/26/2016 (valued at $999,
including interest)	7,800,000	7,800,000
		21,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,900,000)		$21,900,000
Total Investments (Investment Quality Bond Fund)
(Cost $673,048,787) - 119.1%		$665,580,682
Other assets and liabilities, net - (19.1%)		(106,781,287)
TOTAL NET ASSETS - 100.0%		$558,799,395

Lifestyle II Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 67.2%
Equity - 67.2%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	4,033,328	$46,544,610
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $53,431,858)		$46,544,610

UNAFFILIATED INVESTMENT COMPANIES - 32.7%
Exchange-traded funds - 32.7%
Financial Select Sector SPDR Fund	72,724	1,533,749
iShares MSCI USA Minimum Volatility ETF	91,721	3,822,012
Vanguard Dividend Appreciation ETF	33,133	2,545,940
Vanguard Energy ETF	11,112	869,070
Vanguard FTSE Developed Markets ETF	45,413	1,526,785
Vanguard FTSE Emerging Markets ETF	83,562	2,567,860
Vanguard Health Care ETF	3,994	478,801
Vanguard Information Technology ETF	17,108	1,726,882
Vanguard Materials ETF	3,246	292,952
Vanguard Mid-Cap ETF	23,818	2,679,287
Vanguard REIT ETF	9,055	694,609
Vanguard S&P 500 ETF	16,192	2,872,137
Vanguard Small-Cap ETF	10,151	1,046,670
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $24,425,666)		$22,656,754
Total Investments (Lifestyle II Aggressive Portfolio)
(Cost $77,857,524) - 99.9%		$69,201,364
Other assets and liabilities, net - 0.1%		35,058
TOTAL NET ASSETS - 100.0%		$69,236,422

Lifestyle II Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 40.8%
Equity - 40.8%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	8,064,964	$93,069,687
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $105,773,325)		$93,069,687

UNAFFILIATED INVESTMENT COMPANIES - 59.4%
Exchange-traded funds - 59.4%
Financial Select Sector SPDR Fund	172,231	3,632,352
iShares iBoxx $ Investment Grade Corporate
Bond ETF	74,324	8,548,003
iShares J.P. Morgan USD Emerging Markets
Bond ETF	28,694	3,081,162
iShares MSCI USA Minimum Volatility ETF	315,356	13,140,885
iShares TIPS Bond ETF	14,761	1,664,450
PowerShares Senior Loan Portfolio	564,571	12,488,311
SPDR Barclays High Yield Bond ETF	540,687	18,069,760
Vanguard Dividend Appreciation ETF	113,849	8,748,157
Vanguard Energy ETF	20,404	1,595,797
Vanguard FTSE Developed Markets ETF	38,065	1,279,745
Vanguard FTSE Emerging Markets ETF	35,914	1,103,637
Vanguard Health Care ETF	9,471	1,135,383
Vanguard Information Technology ETF	42,085	4,248,060
Vanguard Intermediate-Term Bond ETF	78,105	6,665,481
Vanguard Intermediate-Term Corporate
Bond ETF	224,347	19,112,121

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle II Balanced Portfolio (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Materials ETF	6,013	$542,673
Vanguard Mid-Cap ETF	37,415	4,208,813
Vanguard REIT ETF	37,368	2,866,499
Vanguard S&P 500 ETF	4,506	799,274
Vanguard Short-Term Inflation-Protected
Securities ETF (I)	34,092	1,655,167
Vanguard Small-Cap ETF	7,181	740,433
Vanguard Total Bond Market ETF	248,922	20,473,835
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $140,278,542)		$135,799,998

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, 0.2412% (Y)	27,458	$27,458
TOTAL SHORT-TERM INVESTMENTS (Cost $27,458)		$27,458
Total Investments (Lifestyle II Balanced Portfolio)
(Cost $246,079,325) - 100.2%		$228,897,143
Other assets and liabilities, net - (0.2%)		(381,104)
TOTAL NET ASSETS - 100.0%		$228,516,039

Lifestyle II Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 14.8%
Equity - 14.8%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	667,648	$7,704,661
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $8,477,819)		$7,704,661

UNAFFILIATED INVESTMENT COMPANIES - 85.1%
Exchange-traded funds - 85.1%
iShares iBoxx $ Investment Grade Corporate
Bond ETF	39,813	4,578,893
iShares J.P. Morgan USD Emerging Markets
Bond ETF	12,048	1,293,714
iShares MSCI USA Minimum Volatility ETF	45,466	1,894,568
iShares TIPS Bond ETF	8,104	913,807
PowerShares Senior Loan Portfolio	213,004	4,711,648
SPDR Barclays High Yield Bond ETF	144,085	4,815,321
Vanguard Dividend Appreciation ETF	16,673	1,281,153
Vanguard Energy ETF	1,877	146,800
Vanguard Intermediate-Term Bond ETF	43,681	3,727,737
Vanguard Intermediate-Term Corporate
Bond ETF	125,301	10,674,392
Vanguard Materials ETF	706	63,717
Vanguard Mid-Cap ETF	1,078	121,264
Vanguard REIT ETF	6,795	521,244
Vanguard Short-Term Inflation-Protected
Securities ETF (I)	18,754	910,507
Vanguard Total Bond Market ETF	105,842	8,705,505
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $45,036,699)		$44,360,270

SHORT-TERM INVESTMENTS - 0.0%

Lifestyle II Conservative Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, 0.2412% (Y)	24,749	$24,749
TOTAL SHORT-TERM INVESTMENTS (Cost $24,749)		$24,749
Total Investments (Lifestyle II Conservative Portfolio)
(Cost $53,539,267) - 99.9%		$52,089,680
Other assets and liabilities, net - 0.1%		65,332
TOTAL NET ASSETS - 100.0%		$52,155,012

Lifestyle II Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 53.7%
Equity - 53.7%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	7,972,856	$92,006,755
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $105,153,226)		$92,006,755
UNAFFILIATED INVESTMENT COMPANIES - 46.2%
Exchange-traded funds - 46.2%
Financial Select Sector SPDR Fund	152,878	3,224,197
iShares iBoxx $ Investment Grade Corporate
Bond ETF	24,969	2,871,685
iShares J.P. Morgan USD Emerging Markets
Bond ETF	16,236	1,743,422
iShares MSCI USA Minimum Volatility ETF	248,566	10,357,745
iShares TIPS Bond ETF	5,960	672,050
PowerShares Senior Loan Portfolio	211,055	4,668,537
SPDR Barclays High Yield Bond ETF	197,122	6,587,817
Vanguard Dividend Appreciation ETF	89,828	6,902,384
Vanguard Energy ETF	20,977	1,640,611
Vanguard FTSE Developed Markets ETF	38,882	1,307,213
Vanguard FTSE Emerging Markets ETF	100,029	3,073,891
Vanguard Health Care ETF	9,170	1,099,300
Vanguard Information Technology ETF	35,531	3,586,499
Vanguard Intermediate-Term Bond ETF	25,688	2,192,214
Vanguard Intermediate-Term Corporate
Bond ETF	73,690	6,277,651
Vanguard Materials ETF	6,126	552,872
Vanguard Mid-Cap ETF	44,478	5,003,330
Vanguard REIT ETF	22,241	1,706,107
Vanguard S&P 500 ETF	31,547	5,595,807
Vanguard Short-Term Inflation-Protected
Securities ETF (I)	13,800	669,990
Vanguard Small-Cap ETF	8,043	829,311
Vanguard Total Bond Market ETF	106,343	8,746,712
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $83,219,297)		$79,309,345

SHORT-TERM INVESTMENTS - 0.8%

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle II Growth Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 0.8%
State Street Institutional U.S. Government
Money Market Fund, 0.2412% (Y)	1,361,277	$1,361,277
TOTAL SHORT-TERM INVESTMENTS (Cost $1,361,277)		$1,361,277
Total Investments (Lifestyle II Growth Portfolio)
(Cost $189,733,800) - 100.7%		$172,677,377
Other assets and liabilities, net - (0.7%)		(1,244,489)
TOTAL NET ASSETS - 100.0%		$171,432,888

Lifestyle II Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 27.5%
Equity - 27.5%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	1,417,743	$16,360,751
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $18,789,065)		$16,360,751

UNAFFILIATED INVESTMENT COMPANIES - 73.3%
Exchange-traded funds - 73.3%
iShares iBoxx $ Investment Grade Corporate
Bond ETF	31,429	3,614,649
iShares J.P. Morgan USD Emerging Markets
Bond ETF	10,377	1,114,282
iShares MSCI USA Minimum Volatility ETF	76,840	3,201,923
iShares TIPS Bond ETF	5,662	638,447
PowerShares Senior Loan Portfolio	217,135	4,803,026
SPDR Barclays High Yield Bond ETF	180,515	6,032,811
Vanguard Dividend Appreciation ETF	27,773	2,134,077
Vanguard Energy ETF	4,239	331,532
Vanguard FTSE Developed Markets ETF	6,946	233,525
Vanguard FTSE Emerging Markets ETF	1,545	47,478
Vanguard Intermediate-Term Bond ETF	34,623	2,954,727
Vanguard Intermediate-Term Corporate
Bond ETF	98,894	8,424,780
Vanguard Materials ETF	1,266	114,257
Vanguard Mid-Cap ETF	6,222	699,913
Vanguard REIT ETF	7,874	604,015
Vanguard S&P 500 ETF	2,711	480,877
Vanguard Short-Term Inflation-Protected
Securities ETF (I)	13,109	636,442
Vanguard Small-Cap ETF	815	84,035
Vanguard Total Bond Market ETF	91,162	7,498,075
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $45,068,793)		$43,648,871

SHORT-TERM INVESTMENTS - 0.7%
Money market funds - 0.7%
State Street Institutional U.S. Government
Money Market Fund, 0.2412% (Y)	441,137	$441,137
TOTAL SHORT-TERM INVESTMENTS (Cost $441,137)		$441,137
Total Investments (Lifestyle II Moderate Portfolio)
(Cost $64,298,995) - 101.5%		$60,450,759
Other assets and liabilities, net - (1.5%)		(921,023)
TOTAL NET ASSETS - 100.0%		$59,529,736

Mid Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 85.2%
Consumer discretionary - 17.0%
Diversified consumer services - 0.2%
The Honest Company, Inc. (I)(R)	52,540	$2,205,104
Hotels, restaurants and leisure - 7.6%
Diamond Resorts International, Inc. (I)(L)	1,020,296	22,232,250
Hilton Worldwide Holdings, Inc.	675,223	14,031,134
Jack in the Box, Inc.	176,678	12,146,613
Panera Bread Company, Class A (I)	177,700	36,819,440
Wyndham Worldwide Corp.	257,705	18,771,229
		104,000,666
Household durables - 1.4%
Harman International Industries, Inc.	245,154	18,798,409
Internet and catalog retail - 1.8%
Expedia, Inc.	239,355	24,919,249
Media - 1.0%
IMAX Corp. (I)(L)	473,883	13,984,287
Specialty retail - 2.4%
Advance Auto Parts, Inc.	88,497	13,136,495
Dick’s Sporting Goods, Inc.	463,413	19,681,150
Jand, Inc., Class A (I)(R)	49,365	481,802
		33,299,447
Textiles, apparel and luxury goods - 2.6%
Kate Spade & Company (I)	801,488	15,885,492
Samsonite International SA	7,052,700	20,531,590
		36,417,082
		233,624,244
Consumer staples - 5.0%
Beverages - 4.1%
Molson Coors Brewing Company, Class B	194,168	16,556,705
Monster Beverage Corp. (I)	318,933	40,026,092
		56,582,797
Food products - 0.9%
Nomad Foods, Ltd. (I)	1,554,487	12,156,088
		68,738,885
Energy - 2.7%
Oil, gas and consumable fuels - 2.7%
Concho Resources, Inc. (I)	86,443	7,800,616
Diamondback Energy, Inc. (I)	121,226	8,637,353
Energen Corp.	153,557	4,066,189
Newfield Exploration Company (I)	221,880	6,041,792
Pioneer Natural Resources Company	94,495	11,389,482
		37,935,432
		37,935,432
Financials - 7.8%
Capital markets - 3.3%
Invesco, Ltd.	375,028	10,028,249
Julius Baer Group, Ltd. (I)	306,320	12,222,058
Northern Trust Corp.	226,446	13,446,363
Raymond James Financial, Inc.	218,550	9,581,232
		45,277,902
Diversified financial services - 2.2%
Double Eagle Acquisition Corp. (I)	778,240	7,704,576
McGraw Hill Financial, Inc.	244,123	21,907,598
		29,612,174
Real estate investment trusts - 2.2%
Equinix, Inc.	100,500	30,520,845

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development - 0.1%
WeWork Companies, Inc., Class A (I)(R)	35,488	$1,603,100
		107,014,021
Health care - 21.9%
Biotechnology - 2.7%
Alnylam Pharmaceuticals, Inc. (I)	69,870	4,092,286
Incyte Corp. (I)	229,124	16,840,614
Ionis Pharmaceuticals, Inc. (I)	126,109	4,358,327
Regeneron Pharmaceuticals, Inc. (I)	30,063	11,544,793
		36,836,020
Health care equipment and supplies - 9.2%
Becton, Dickinson and Company	151,579	22,350,324
Boston Scientific Corp. (I)	705,621	11,981,445
ConforMIS, Inc. (I)(L)	186,115	1,695,508
DexCom, Inc. (I)	369,501	24,039,735
Hologic, Inc. (I)	760,076	26,321,432
Insulet Corp. (I)	425,175	13,027,362
Intuitive Surgical, Inc. (I)	48,462	27,287,014
		126,702,820
Health care technology - 3.9%
athenahealth, Inc. (I)(L)	87,574	11,303,176
Cerner Corp. (I)	389,536	19,889,708
Veeva Systems, Inc., Class A (I)	946,286	22,985,287
		54,178,171
Life sciences tools and services - 0.4%
Illumina, Inc. (I)	41,015	6,162,094
Pharmaceuticals - 5.7%
Allergan PLC (I)	91,691	26,600,476
Eisai Company, Ltd.	239,100	14,737,451
Mylan NV (I)	413,739	18,647,217
Ono Pharmaceutical Company, Ltd.	99,460	18,415,952
		78,401,096
		302,280,201
Industrials - 9.7%
Building products - 1.6%
Fortune Brands Home & Security, Inc.	443,989	22,297,128
Commercial services and supplies - 1.2%
Stericycle, Inc. (I)	151,296	17,237,153
Machinery - 1.6%
The Middleby Corp. (I)	239,755	22,201,313
Road and rail - 2.4%
Kansas City Southern	168,281	13,750,241
Landstar System, Inc.	317,350	18,787,120
		32,537,361
Trading companies and distributors - 2.9%
AerCap Holdings NV (I)	481,632	17,208,711
Fastenal Company (L)	497,666	22,539,293
		39,748,004
		134,020,959
Information technology - 20.2%
Communications equipment - 0.9%
Arista Networks, Inc. (I)(L)	187,591	12,857,487
Electronic equipment, instruments and components - 1.3%
CDW Corp.	435,922	17,253,793
Internet software and services - 4.5%
Akamai Technologies, Inc. (I)	250,414	13,514,844

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Apigee Corp. (I)(L)	256,097	$1,498,167
CoStar Group, Inc. (I)	168,156	29,773,701
Zillow Group, Inc., Class A (I)(L)	210,101	4,863,838
Zillow Group, Inc., Class C (I)(L)	559,211	12,078,958
		61,729,508
Semiconductors and semiconductor equipment - 2.6%
Applied Materials, Inc.	852,606	16,088,675
Cavium, Inc. (I)	97,109	5,777,014
NXP Semiconductors NV (I)	190,950	13,603,278
		35,468,967
Software - 9.9%
Atlassian Corp. PLC, Class A (I)(L)	222,184	5,281,314
Guidewire Software, Inc. (I)	333,857	16,435,780
Mobileye NV (I)(L)	549,017	17,821,092
ServiceNow, Inc. (I)	560,414	30,817,166
SS&C Technologies Holdings, Inc.	343,169	20,003,321
The Ultimate Software Group, Inc. (I)	83,090	14,271,538
Workday, Inc., Class A (I)	527,736	31,901,641
		136,531,852
Technology hardware, storage and peripherals - 1.0%
Pure Storage, Inc., Class A (I)(L)	632,902	9,101,131
Pure Storage, Inc., Class B (I)	368,950	5,213,663
		14,314,794
		278,156,401
Materials - 0.9%
Chemicals - 0.9%
Platform Specialty Products Corp. (I)	1,688,603	11,972,195
TOTAL COMMON STOCKS (Cost $1,190,350,071)		$1,173,742,338

PREFERRED SECURITIES - 9.3%
Consumer discretionary - 0.5%
Diversified consumer services - 0.4%
The Honest Company, Inc. (I)(R)	122,593	5,145,228
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	110,231	1,075,855
		6,221,083
Financials - 1.8%
Capital markets - 0.5%
Forward Venture (I)(R)	197,507	7,262,332
Real estate management and development - 1.3%
Redfin Corp. (I)(R)	1,074,553	3,083,967
WeWork Companies, Inc., Series D1 (I)(R)	176,378	7,967,528
WeWork Companies, Inc., Series D2 (I)(R)	138,582	6,260,168
		17,311,663
		24,573,995
Industrials - 0.5%
Electrical equipment - 0.5%
Lithium Technology Corp. (I)(R)	1,672,498	6,940,867
Information technology - 6.5%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	254,658	5,228,129
Internet software and services - 4.2%
DocuSign, Inc., Series B (I)(R)	10,938	159,914
DocuSign, Inc., Series B1 (I)(R)	3,276	47,895
DocuSign, Inc., Series D (I)(R)	7,860	114,913

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Internet software and services (continued)
DocuSign, Inc., Series E (I)(R)	203,275	$2,971,881
DocuSign, Inc., Series F (I)(R)	29,825	436,042
Lookout, Inc., Series F (I)(R)	341,649	2,695,611
One Kings Lane, Inc. (I)(R)	529,764	6,934,611
Uber Technologies, Inc. (I)(R)	1,059,388	45,468,933
		58,829,800
Software - 1.9%
Birst, Inc., Series F (I)(R)	639,317	2,921,679
DraftKings, Inc., Series C (I)(R)	1,058,252	2,169,417
Essence Group Holdings Corp. (I)(R)	2,576,993	5,050,906
MarkLogic Corp., Series F (I)(R)	433,540	4,326,729
Nutanix, Inc. (I)(R)	273,945	3,336,650
Pinterest, Inc., Series G (I)(R)	114,145	3,688,025
Zuora, Inc., Series F (I)(R)	1,403,516	4,547,392
		26,040,798
		90,098,727
TOTAL PREFERRED SECURITIES (Cost $92,257,362)		$127,834,672

CORPORATE BONDS - 0.1%
Information technology - 0.1%
DraftKings, Inc.
5.000%, 12/23/2016 (R)	$803,899	$803,899
TOTAL CORPORATE BONDS (Cost $803,899)		$803,899

SECURITIES LENDING COLLATERAL - 7.5%
John Hancock
Collateral Trust, 0.4639% (W)(Y)	10,288,355	102,938,079
TOTAL SECURITIES LENDING
COLLATERAL (Cost $102,934,098)		$102,938,079

SHORT-TERM INVESTMENTS - 3.7%
Repurchase agreement - 3.7%
Societe Generale SA Tri-Party Repurchase
Agreement dated 02/29/2016 at 0.320% to
be repurchased at $51,100,454 on
03/01/2016, collateralized by $50,879,600
U.S. Treasury Notes, 1.625% - 2.000% due
07/31/2019 - 10/31/2021 (valued at
$52,020,067, including interest) and
$102,100 U.S. Treasury Bills, 0.000% due
06/02/2016 (valued at $102,018,
including interest)	$51,100,000	$51,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $51,100,000)		$51,100,000
Total Investments (Mid Cap Stock Fund)
(Cost $1,437,445,430) - 105.8%		$1,456,418,988
Other assets and liabilities, net - (5.8%)		(79,940,920)
TOTAL NET ASSETS - 100.0%		$1,376,478,068

Mid Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.7%
Consumer discretionary - 11.2%
Diversified consumer services - 0.7%
Strayer Education, Inc. (I)	131,900	$5,952,647

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure products - 1.6%
Mattel, Inc.	388,500	$12,634,020
Sankyo Company, Ltd.	37,700	1,384,199
		14,018,219
Media - 6.1%
Cablevision Systems Corp., Class A	186,200	6,057,086
News Corp., Class A	1,097,000	11,869,540
Pearson PLC	633,186	7,521,124
Scholastic Corp. (L)	148,100	5,187,943
Tribune Media Company, Class A	387,400	13,907,660
Viacom, Inc., Class B	260,700	9,606,795
		54,150,148
Multiline retail - 0.7%
Kohl’s Corp.	127,700	5,959,759
Specialty retail - 1.4%
Chico’s FAS, Inc.	267,000	3,406,920
The Gap, Inc. (L)	342,300	9,464,595
		12,871,515
Textiles, apparel and luxury goods - 0.7%
Coach, Inc.	163,900	6,382,266
		99,334,554
Consumer staples - 10.1%
Beverages - 0.9%
Carlsberg A/S, Class B	91,933	7,927,882
Food and staples retailing - 2.6%
Sysco Corp.	531,500	23,455,095
Food products - 5.9%
Archer-Daniels-Midland Company	272,800	9,537,088
Bunge, Ltd.	358,000	17,799,761
Flowers Foods, Inc.	70,800	1,212,804
Kellogg Company	179,200	13,264,384
McCormick & Company, Inc.	73,900	6,891,914
Tootsie Roll Industries, Inc. (L)	98,208	3,272,291
		51,978,242
Personal products - 0.7%
Edgewell Personal Care Company	81,200	6,207,740
		89,568,959
Energy - 9.9%
Energy equipment and services - 0.4%
SEACOR Holdings, Inc. (I)	72,100	3,488,919
Oil, gas and consumable fuels - 9.5%
Apache Corp.	281,700	10,783,476
Cameco Corp.	589,400	7,137,634
Canadian Natural Resources, Ltd.	667,000	13,913,620
Devon Energy Corp.	432,700	8,515,536
Energen Corp.	55,200	1,461,696
Hess Corp.	327,300	14,270,280
Murphy Oil Corp.	809,400	13,905,492
Suncor Energy, Inc. (L)	562,188	13,745,143
		83,732,877
		87,221,796
Financials - 25.6%
Banks - 4.0%
Commerce Bancshares, Inc.	54,726	2,324,760
Fifth Third Bancorp	688,200	10,501,932
First Horizon National Corp.	979,458	11,773,085
Popular, Inc.	175,900	4,661,350

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
SunTrust Banks, Inc.	41,300	$1,370,334
WestAmerica Bancorp. (L)	103,300	4,647,467
		35,278,928
Capital markets - 4.9%
E*TRADE Financial Corp. (I)	386,310	9,062,833
Lazard, Ltd., Class A	193,500	6,807,330
LPL Financial Holdings, Inc. (L)	52,100	1,053,983
Northern Trust Corp.	322,400	19,144,112
Waddell & Reed Financial, Inc., Class A	299,000	7,002,580
		43,070,838
Consumer finance - 0.6%
Ally Financial, Inc. (I)	295,610	5,196,824
Diversified financial services - 0.3%
Groupe Bruxelles Lambert SA	21,347	1,628,650
Pargesa Holding SA	25,026	1,471,891
		3,100,541
Insurance - 10.1%
Brown & Brown, Inc.	125,400	4,051,674
CNA Financial Corp.	309,300	8,960,421
First American Financial Corp.	136,700	5,062,001
FNF Group	221,787	7,314,535
Kemper Corp.	200,700	5,394,816
Loews Corp.	308,300	11,206,705
Marsh & McLennan Companies, Inc.	331,700	18,923,485
The Progressive Corp.	375,000	11,970,000
White Mountains Insurance Group, Ltd.	21,400	16,410,804
		89,294,441
Real estate investment trusts - 4.5%
Equity Commonwealth (I)	254,500	6,777,335
Rayonier, Inc.	585,500	12,781,465
Taubman Centers, Inc.	22,900	1,621,778
The Macerich Company	119,700	9,465,876
Washington Real Estate Investment Trust	11,600	300,092
Weyerhaeuser Company	307,697	7,993,968
WP GLIMCHER, Inc.	59,700	515,808
		39,456,322
Real estate management and development - 0.0%
The St. Joe Company (I) (L)	20,600	313,326
Thrifts and mortgage finance - 1.2%
Capitol Federal Financial, Inc.	545,612	6,858,343
PHH Corp. (I)	402,200	3,647,954
		10,506,297
		226,217,517
Health care - 9.4%
Biotechnology - 1.2%
Alkermes PLC (I)	176,500	5,695,655
Seattle Genetics, Inc. (I)	158,800	4,794,172
		10,489,827
Health care equipment and supplies - 4.3%
Baxter International, Inc.	256,600	10,138,266
Haemonetics Corp. (I)	204,500	6,560,360
Halyard Health, Inc. (I)	84,361	2,152,893
Hologic, Inc. (I)	563,800	19,524,394
		38,375,913
Health care providers and services - 3.1%
HealthSouth Corp.	123,600	4,354,428
Patterson Companies, Inc.	42,500	1,846,200

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Quest Diagnostics, Inc.	202,500	$13,472,325
Select Medical Holdings Corp.	777,700	7,613,683
		27,286,636
Pharmaceuticals - 0.8%
Zoetis, Inc.	166,000	6,815,960
		82,968,336
Industrials - 9.1%
Aerospace and defense - 1.5%
KLX, Inc. (I)	123,500	3,456,765
Textron, Inc.	291,900	9,968,385
		13,425,150
Air freight and logistics - 2.9%
C.H. Robinson Worldwide, Inc.	234,200	16,354,186
Expeditors International of Washington, Inc.	200,600	9,183,468
		25,537,654
Commercial services and supplies - 1.3%
Cintas Corp.	132,800	11,153,872
Construction and engineering - 1.1%
KBR, Inc.	727,500	10,061,325
Machinery - 1.8%
AGCO Corp.	69,200	3,424,708
Cummins, Inc.	57,900	5,649,303
SPX FLOW, Inc. (I)	10,400	194,792
Xylem, Inc.	178,300	6,670,203
		15,939,006
Professional services - 0.5%
ManpowerGroup, Inc.	54,400	4,212,736
		80,329,743
Information technology - 3.8%
Communications equipment - 0.4%
ADTRAN, Inc.	192,600	3,603,546
Electronic equipment, instruments and components - 0.5%
AVX Corp.	362,800	4,259,272
IT services - 0.2%
The Western Union Company	94,500	1,725,570
Semiconductors and semiconductor equipment - 2.7%
Applied Materials, Inc.	819,900	15,471,513
Marvell Technology Group, Ltd.	907,800	8,669,490
		24,141,003
		33,729,391
Materials - 9.4%
Chemicals - 1.1%
FMC Corp.	88,000	3,312,320
The Scotts Miracle-Gro Company, Class A	95,200	6,570,704
		9,883,024
Construction materials - 2.4%
Vulcan Materials Company	215,400	21,223,362
Containers and packaging - 1.1%
Packaging Corp. of America	105,800	5,131,300
WestRock Company	126,576	4,274,472
		9,405,772
Metals and mining - 3.9%
Franco-Nevada Corp.	279,400	16,675,203
Newmont Mining Corp.	491,700	12,700,611

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Nucor Corp.	125,700	$4,945,038
		34,320,852
Paper and forest products - 0.9%
Louisiana-Pacific Corp. (I)	530,300	8,426,467
		83,259,477
Telecommunication services - 0.7%
Wireless telecommunication services - 0.7%
Telephone & Data Systems, Inc.	231,256	6,179,160
Utilities - 3.5%
Electric utilities - 3.2%
American Electric Power Company, Inc.	19,900	1,228,825
Entergy Corp.	15,700	1,133,697
FirstEnergy Corp.	779,154	26,078,284
		28,440,806
Independent power and renewable electricity producers - 0.3%
AES Corp.	258,800	2,536,240
NRG Energy, Inc.	34,900	376,222
		2,912,462
		31,353,268
TOTAL COMMON STOCKS (Cost $751,720,350)		$820,162,201

SECURITIES LENDING COLLATERAL - 2.2%
John Hancock
Collateral Trust, 0.4639% (W) (Y)	1,960,549	19,615,884
TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,615,322)		$19,615,884

SHORT-TERM INVESTMENTS - 7.7%
Money market funds - 7.7%
State Street Institutional U.S. Government
Money Market Fund, 0.2412% (Y)	2,000,000	$2,000,000
T. Rowe Price Reserve Investment
Fund, 0.3233% (Y)	66,267,579	66,267,579
		68,267,579
TOTAL SHORT-TERM INVESTMENTS (Cost $68,267,579)		$68,267,579
Total Investments (Mid Value Fund)
(Cost $839,603,251) - 102.6%		$908,045,664
Other assets and liabilities, net - (2.6%)		(22,664,657)
TOTAL NET ASSETS - 100.0%		$885,381,007

Real Estate Equity Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.3%
Consumer discretionary - 1.6%
Hotels, restaurants and leisure - 1.6%
Hilton Worldwide Holdings, Inc.	171,844	$3,570,918
Financials - 93.7%
Real estate investment trusts - 93.1%
Diversified REITs - 1.7%
PS Business Parks, Inc.	38,900	3,571,409

Real Estate Equity Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care REITs - 2.2%
Healthcare Realty Trust, Inc.	167,300	$4,853,373
Hotel and resort REITs - 4.8%
Host Hotels & Resorts, Inc.	250,962	3,842,228
Pebblebrook Hotel Trust	86,600	2,352,056
RLJ Lodging Trust	100,300	2,103,291
Sunstone Hotel Investors, Inc.	170,355	2,197,580
		10,495,155
Industrial REITs - 7.7%
DCT Industrial Trust, Inc.	123,800	4,480,322
EastGroup Properties, Inc.	39,600	2,147,508
Prologis, Inc.	209,544	8,059,062
Terreno Realty Corp.	94,800	2,098,872
		16,785,764
Office REITs - 17.1%
Alexandria Real Estate Equities, Inc.	35,800	2,833,928
Boston Properties, Inc.	54,250	6,192,095
Douglas Emmett, Inc.	217,200	5,829,648
Highwoods Properties, Inc.	97,300	4,237,415
Kilroy Realty Corp.	78,600	4,265,622
Paramount Group, Inc.	112,100	1,694,952
SL Green Realty Corp.	71,500	6,304,870
Vornado Realty Trust	67,974	5,870,235
		37,228,765
Residential REITs - 18.3%
American Campus Communities, Inc.	51,200	2,241,024
AvalonBay Communities, Inc.	68,016	11,674,266
Camden Property Trust	79,300	5,926,882
Equity Residential	146,950	10,946,306
Essex Property Trust, Inc.	41,107	8,602,873
Post Properties, Inc.	4,400	245,212
		39,636,563
Retail REITs - 35.3%
Acadia Realty Trust	133,000	4,395,650
Federal Realty Investment Trust	59,980	8,880,639
General Growth Properties, Inc.	341,294	9,392,411
Kimco Realty Corp.	223,100	5,967,925
Regency Centers Corp.	116,340	8,211,277
Simon Property Group, Inc.	105,900	20,092,407
Taubman Centers, Inc.	45,200	3,201,064
The Macerich Company	100,012	7,908,949
Urban Edge Properties	155,737	3,787,524
Weingarten Realty Investors	135,500	4,773,665
		76,611,511
Specialized REITs - 6.0%
Public Storage	43,200	10,777,968
Weyerhaeuser Company	86,560	2,248,828
		13,026,796
		202,209,336
Real estate management and development - 0.6%
Diversified real estate activities - 0.6%
Alexander & Baldwin, Inc.	36,900	1,236,888
		203,446,224
TOTAL COMMON STOCKS (Cost $89,777,880)		$207,017,142

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)

	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.8%
Financials - 0.8%
Real estate operating companies - 0.8%
Forest City Realty Trust, Inc.
4.250%, 08/15/2018	$1,657,000	$1,746,064
TOTAL CONVERTIBLE BONDS (Cost $1,632,411)		$1,746,064

SHORT-TERM INVESTMENTS - 4.6%
Money market funds - 4.6%
State Street Institutional U.S. Government
Money Market Fund, 0.2412% (Y)	697,166	$697,166
T. Rowe Price Reserve Investment
Fund, 0.3233% (Y)	9,264,244	9,264,244
		9,961,410
TOTAL SHORT-TERM INVESTMENTS (Cost $9,961,410)		$9,961,410
Total Investments (Real Estate Equity Fund)
(Cost $101,371,701) - 100.7%		$218,724,616
Other assets and liabilities, net - (0.7%)		(1,493,245)
TOTAL NET ASSETS - 100.0%		$217,231,371

Real Estate Securities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.1%
Financials - 98.1%
Real estate investment trusts - 98.1%
Diversified REITs - 7.3%
Duke Realty Corp.	455,819	$9,426,337
Spirit Realty Capital, Inc.	1,132,637	12,107,890
STORE Capital Corp.	401,054	9,685,454
Washington Real Estate Investment Trust	345,646	8,941,862
		40,161,543
Health care REITs - 9.9%
HCP, Inc.	145,352	4,299,512
Healthcare Trust of America, Inc., Class A	328,516	9,136,030
National Health Investors, Inc.	74,595	4,692,771
Senior Housing Properties Trust	496,565	7,751,380
Welltower, Inc. (L)	438,343	27,957,517
		53,837,210
Hotel and resort REITs - 4.0%
Chesapeake Lodging Trust	157,053	3,990,717
LaSalle Hotel Properties	143,727	3,499,752
Pebblebrook Hotel Trust	205,737	5,587,817
Sunstone Hotel Investors, Inc.	695,048	8,966,119
		22,044,405
Industrial REITs - 3.5%
DCT Industrial Trust, Inc.	132,107	4,780,952
Prologis, Inc.	231,342	8,897,413
Rexford Industrial Realty, Inc.	307,984	5,189,530
		18,867,895
Office REITs - 8.6%
Boston Properties, Inc.	189,493	21,628,731
Equity Commonwealth (I)	280,896	7,480,260
Highwoods Properties, Inc.	201,528	8,776,544

Real Estate Securities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Vornado Realty Trust	104,750	$9,046,210
		46,931,745
Residential REITs - 17.0%
American Campus Communities, Inc.	112,031	4,903,597
American Homes 4 Rent, Class A	150,091	2,384,946
Camden Property Trust	83,751	6,259,550
Equity LifeStyle Properties, Inc.	85,693	6,012,221
Equity Residential	643,918	47,965,452
Essex Property Trust, Inc.	35,946	7,522,779
Mid-America Apartment Communities, Inc.	122,035	10,975,828
Post Properties, Inc.	121,859	6,791,202
		92,815,575
Retail REITs - 29.6%
Agree Realty Corp.	168,117	6,228,735
Brixmor Property Group, Inc.	128,833	3,018,557
Equity One, Inc.	320,215	8,777,093
Federal Realty Investment Trust	101,412	15,015,061
General Growth Properties, Inc.	280,898	7,730,313
National Retail Properties, Inc.	413,670	18,193,207
Regency Centers Corp.	73,149	5,162,856
Retail Properties of America, Inc., Class A	455,886	6,696,965
Simon Property Group, Inc.	290,858	55,184,488
The Macerich Company	207,910	16,441,523
Urban Edge Properties	415,808	10,112,451
Weingarten Realty Investors	261,266	9,204,401
		161,765,650
Specialized REITs - 18.2%
CoreSite Realty Corp.	69,236	4,462,953
CubeSmart	313,371	9,369,793
CyrusOne, Inc.	174,121	6,902,156
Education Realty Trust, Inc.	257,814	10,222,325
Equinix, Inc.	86,110	26,150,746
Extra Space Storage, Inc.	190,619	15,659,351
Four Corners Property Trust, Inc.	154,048	2,527,928
Physicians Realty Trust	225,053	3,866,411
Public Storage	81,293	20,281,791
		99,443,454
TOTAL COMMON STOCKS (Cost $452,389,488)		$535,867,477

SECURITIES LENDING COLLATERAL - 2.4%
John Hancock
Collateral Trust, 0.4639% (W)(Y)	1,318,169	13,188,677
TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,188,557)		$13,188,677

SHORT-TERM INVESTMENTS - 2.1%
Repurchase agreement - 2.1%
Repurchase Agreement with State Street Corp.
dated 02/29/2016 at 0.030% to be
repurchased at $11,382,009 on 03/01/2016,
collateralized by $11,510,000 U.S. Treasury
Notes, 1.375% due 02/29/2020 (valued at
$11,610,713, including interest)	$11,382,000	$11,382,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,382,000)		$11,382,000
Total Investments (Real Estate Securities Fund)
(Cost $476,960,045) - 102.6%		$560,438,154
Other assets and liabilities, net - (2.6%)		(14,158,395)
TOTAL NET ASSETS - 100.0%		$546,279,759

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 113.1%
U.S. Government - 110.8%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 07/15/2024		$63,012,996	$62,742,262
0.125%, 04/15/2017 to 07/15/2022 (D)		106,092,810	106,702,710
0.250%, 01/15/2025 (D)		1,997,460	1,981,490
0.375%, 07/15/2023		84,977,728	86,212,539
0.375%, 07/15/2025 (D)		199,502	200,715
0.625%, 07/15/2021 to 01/15/2024		98,914,168	101,975,407
0.625%, 02/15/2043 (D)		6,173,340	5,568,384
0.750%, 02/15/2042 (D)		2,795,170	2,609,953
0.750%, 02/15/2045		10,999,823	10,214,655
1.000%, 02/15/2046		36	36
1.125%, 01/15/2021		6,812,631	7,189,186
1.250%, 07/15/2020		57,271,104	60,808,797
1.375%, 01/15/2020 to 02/15/2044		38,732,945	41,635,394
1.625%, 01/15/2018 (D)		1,919,555	1,995,738
1.750%, 01/15/2028		19,940,789	22,662,906
1.875%, 07/15/2019		21,382,084	23,017,749
2.000%, 01/15/2026		17,126,741	19,809,491
2.125%, 02/15/2040		12,038,950	14,898,044
2.125%, 02/15/2041 (D)		648,114	806,902
2.375%, 01/15/2017 to 01/15/2027		70,177,231	82,678,573
2.500%, 07/15/2016 to 01/15/2029		24,462,732	28,715,694
3.625%, 04/15/2028 (D)		4,753,288	6,431,978
3.875%, 04/15/2029		24,713,966	34,709,925
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046		4,410,000	4,302,808
3.000%, 11/15/2044 (D)		300,000	324,176
3.000%, 05/15/2045 to 11/15/2045		7,960,000	8,597,266
			736,792,778
U.S. Government Agency - 2.3%
Federal National Mortgage Association
1.485%, 10/01/2044 (P)		28,454	28,742
3.000%, TBA (C)		15,000,000	15,377,031
			15,405,773
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $747,781,788)			$752,198,551

FOREIGN GOVERNMENT
OBLIGATIONS - 3.8%
Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	1,390,675,800	340,805
Germany - 0.1%
Federal Republic of Germany
0.750%, 04/15/2018	EUR	531,297	591,688
Greece - 0.1%
Republic of Greece
3.800%, 08/08/2017	JPY	100,000,000	775,779
Italy - 0.8%
Republic of Italy
1.700%, 09/15/2018	EUR	1,515,945	1,720,171
2.100%, 09/15/2021		108,306	129,019
2.350%, 09/15/2019		221,326	260,108
2.350%, 09/15/2024 (S)		1,989,342	2,445,919
2.550%, 09/15/2041		467,036	631,998
3.100%, 09/15/2026		106,015	140,538
			5,327,753

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 1.0%
Government of Mexico
4.000%, 11/15/2040 to 11/08/2046	MXN	51,655,813	$2,956,496
4.500%, 12/04/2025 to 11/22/2035		54,859,713	3,373,518
4.750%, 06/14/2018		11,246,000	621,117
			6,951,131
New Zealand - 0.5%
Dominion of New Zealand
2.070%, 09/20/2025	NZD	3,900,000	2,657,661
3.078%, 09/20/2030		600,000	447,059
			3,104,720
Slovenia - 0.0%
Republic of Slovenia
4.125%, 02/18/2019		$300,000	315,398
Spain - 0.3%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	300,000	350,067
Kingdom of Spain
1.000%, 11/30/2030 (S)		598,968	625,290
1.800%, 11/30/2024 (S)		900,918	1,054,000
			2,029,357
United Kingdom - 0.9%
Government of United Kingdom
0.125%, 03/22/2024 to 03/22/2068	GBP	2,234,884	4,188,483
0.375%, 03/22/2062		828,690	2,041,571
			6,230,054
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $28,520,252)			$25,666,685

CORPORATE BONDS - 8.4%
Consumer discretionary - 0.4%
CCO Safari II LLC
4.464%, 07/23/2022 (S)		$2,800,000	2,843,952
Energy - 0.7%
California Resources Corp.
5.500%, 09/15/2021		276,000	37,260
8.000%, 12/15/2022 (S)		739,000	184,750
Petrobras Global Finance BV
2.762%, 01/15/2019 (P)		700,000	528,500
2.886%, 03/17/2017 (P)		3,700,000	3,552,000
3.000%, 01/15/2019		100,000	79,250
3.250%, 03/17/2017		100,000	96,900
4.375%, 05/20/2023		200,000	136,300
			4,614,960
Financials - 4.8%
Ally Financial, Inc.
2.750%, 01/30/2017		600,000	598,500
3.600%, 05/21/2018		5,700,000	5,671,500
6.250%, 12/01/2017		3,200,000	3,332,000
Banco Popolare SC
3.500%, 03/14/2019	EUR	400,000	439,835
Banco Popular Espanol SA (11.500% to
10/10/2018, then 5 Year Euro Swap
Rate + 10.237%)
10/10/2018 (Q)		500,000	504,406
Bank of America Corp.
3.875%, 08/01/2025		$500,000	513,151
4.000%, 04/01/2024		2,200,000	2,273,258

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America NA
1.750%, 06/05/2018		$2,700,000	$2,682,963
Barclays Bank PLC
7.625%, 11/21/2022		4,800,000	4,854,000
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		900,000	911,868
Citigroup, Inc.
2.650%, 10/26/2020		700,000	699,052
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 09/15/2022		500,000	490,029
Intesa Sanpaolo SpA
6.500%, 02/24/2021 (S)		600,000	673,241
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)		1,500,000	1,499,250
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		200,000	209,802
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	3,916
7.000%, 09/27/2027		$300,000	23,970
Lloyds Bank PLC
1.750%, 05/14/2018		1,100,000	1,093,239
3.500%, 05/14/2025		200,000	202,768
Nykredit Realkredit A/S (4.000% to
06/03/2021, then 5 Year Euro Swap
Rate + 2.850%)
06/03/2036	EUR	400,000	419,420
Royal Bank of Scotland Group PLC
4.700%, 07/03/2018		$100,000	100,469
The Goldman Sachs Group, Inc.
1.712%, 09/15/2020 (P)		2,400,000	2,368,867
The Royal Bank of Scotland PLC (9.500%
to 03/16/2017, then 5 Year U.S. Swap
Rate + 8.500%)
03/16/2022		1,130,000	1,188,571
UBS AG
7.625%, 08/17/2022		650,000	724,822
UBS AG (4.750% to 05/22/2018, then
5 Year U.S. Swap Rate + 3.765%)
05/22/2023		200,000	200,952
			31,679,849
Health care - 1.3%
Actavis Funding SCS
3.800%, 03/15/2025		200,000	205,929
Baxalta, Inc.
2.875%, 06/23/2020 (S)		1,400,000	1,370,576
3.600%, 06/23/2022 (S)		300,000	297,545
4.000%, 06/23/2025 (S)		1,200,000	1,184,191
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017		5,300,000	5,290,402
			8,348,643
Industrials - 0.2%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,000,000
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	600,000	554,804
			1,554,804

Real Return Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology - 0.2%
Hewlett Packard Enterprise Company
2.450%, 10/05/2017 (S)	$700,000	$699,003
2.850%, 10/05/2018 (S)	700,000	700,230
		1,399,233
Telecommunication services - 0.8%
AT&T, Inc.
1.533%, 06/30/2020 (P)	300,000	295,512
2.450%, 06/30/2020	500,000	498,031
3.000%, 06/30/2022	1,100,000	1,090,454
3.400%, 05/15/2025	1,400,000	1,372,947
4.500%, 05/15/2035	300,000	275,440
4.750%, 05/15/2046	500,000	454,838
BellSouth LLC
4.821%, 04/26/2021 (S)	1,200,000	1,207,138
		5,194,360
TOTAL CORPORATE BONDS (Cost $55,928,664)		$55,635,801

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047	620,000	544,670
TOTAL MUNICIPAL BONDS (Cost $593,156)		$544,670

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.2%
Commercial and residential - 3.0%
Banc of America Alternative Loan Trust,
Series 2004-12, Class 1CB1
6.000%, 01/25/2035	3,182,367	3,150,953
Banc of America Mortgage Trust,
Series 2005-A, Class 2A2
2.930%, 02/25/2035 (P)	290,542	285,245
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.663%, 05/25/2033 (P)	49,255	48,916
Series 2005-2, Class A1,
3.090%, 03/25/2035 (P)	353,148	351,286
Series 2005-2, Class A2,
2.924%, 03/25/2035 (P)	88,435	88,855
Series 2005-5, Class A1,
2.320%, 08/25/2035 (P)	111,231	111,420
Series 2005-5, Class A2,
2.480%, 08/25/2035 (P)	198,759	197,845
Bear Stearns ALT-A Trust, Series 2004-9,
Class 6A1 2.745%, 09/25/2034 (P)	84,645	82,180
Bella Vista Mortgage Trust,
Series 2005-1, Class 1A1
1.032%, 01/22/2045 (P)	711,420	642,107
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 3A1
5.500%, 04/25/2037	189,351	187,479
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)	31,928	31,258
Series 2005-6, Class A1,
2.430%, 09/25/2035 (P)	138,931	137,900
Series 2005-6, Class A2,
2.650%, 09/25/2035 (P)	154,234	153,737
Series 2005-6, Class A3,
2.070%, 09/25/2035 (P)	31,199	30,046

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Alternative Loan Trust,
Series 2004-18CB, Class 4A1
5.500%, 09/25/2034		$1,339,805	$1,369,124
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6
2.720%, 12/25/2034 (P)		1,232,530	1,201,222
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.648%, 04/19/2034 (P)		3,578,078	3,527,059
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.725%, 07/25/2035 (P)		225,593	224,630
Marche M5 SRL, Series 5, Class A
0.245%, 10/27/2065 (P)	EUR	26,240	28,511
Marche Mutui 4 SRL, Series 4, Class A
0.175%, 02/25/2055 (P)		150,942	161,633
Marche Mutui SRL, Series 6, Class A1
0.030%, 01/27/2064 (P)		321,117	352,784
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.836%, 03/25/2036 (P)		$546,528	124,500
Morgan Stanley Capital I Trust,
Series 2007-IQ16, Class A4
5.809%, 12/12/2049		1,187,619	1,237,247
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.776%, 05/25/2036 (P)		832,844	742,414
Residential Accredit Loans Trust,
Series 2006-QO6, Class A1
0.616%, 06/25/2046 (P)		868,154	356,521
Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-19XS,
Class 1A1 0.756%, 10/25/2035 (P)		1,866,858	1,516,630
Swan Trust, Series 2010-1, Class A
3.395%, 04/25/2041 (P)	AUD	582,554	421,648
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1
2.412%, 09/25/2037 (P)		$2,741,729	2,631,029
WaMu Mortgage Pass-
Through Certificates
Series 2006-5, Class 3A6,
6.268%, 07/25/2036		635,694	297,632
Series 2007-HY3, Class 4A1,
2.471%, 03/25/2037 (P)		525,826	491,075
			20,182,886
U.S. Government Agency - 0.2%
Federal National Mortgage Association
Series 2003-34, Class A1,
6.000%, 04/25/2043		9,616	10,642
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		12,123	13,949
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		70,732	82,286
Series 2007-63, Class FC,
0.786%, 07/25/2037 (P)		850,937	854,135
			961,012
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $34,148,688)			$21,143,898

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES - 4.2%
Carlyle Global Market Strategies,
Series 2012-1AR, Class AR
1.854%, 04/20/2022 (P)(S)		$2,700,000	$2,682,782
CIFC Funding, Ltd., Series 2011-1AR,
Class A1R
1.587%, 01/19/2023 (P)(S)		1,042,111	1,038,926
Citigroup Mortgage Loan Trust,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		562,179	396,313
Cordatus CLO I PLC, Series 2006-1X,
Class A2
0.968%, 01/30/2024 (P)	GBP	173,576	234,490
Cordatus CLO II PLC
Series 2007-1X, Class A1F,
0.165%, 07/25/2024 (P)	EUR	534,115	569,580
Series 2007-1X, Class A2,
0.968%, 07/25/2024 (P)	GBP	83,105	110,729
Doral CLO II, Ltd., Series 2012-2A,
Class A1R
1.885%, 05/26/2023 (P)(S)		$1,902,123	1,884,184
Eaton Vance CDO VII PLC
Series 1-X, Class A2,
0.853%, 03/25/2026 (P)		404,728	395,050
Series 1-X, Class VFNU,
0.959%, 03/25/2026 (P)		637,296	623,913
Eaton Vance CDO X PLC
Series 2007-10X, Class A1,
0.045%, 02/22/2027 (P)	EUR	55,260	59,159
Series 2007-10X, Class VFNG,
0.890%, 02/22/2027 (P)	GBP	46,593	62,775
Series 2007-10X, Class VFNU,
0.918%, 02/22/2027 (P)		$1,146,353	1,122,280
Fraser Sullivan CLO VII, Ltd.,
Series 2012-7A, Class A1R
1.699%, 04/20/2023 (P)(S)		924,671	920,578
Harvest CLO V SA, Series V, Class A1D
0.205%, 04/05/2024 (P)	EUR	908,332	976,667
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.069%, 05/01/2023 (P)		1,904,850	2,012,988
LCM IX LP, Series 9A, Class A
1.824%, 07/14/2022 (P)(S)		$307,177	305,140
OHA Credit Partners VI, Ltd.,
Series 2012-6A, Class AR
1.838%, 05/15/2023 (P)(S)		2,713,975	2,696,684
SLM Student Loan Trust, Series 2008-9,
Class A
2.119%, 04/25/2023 (P)		6,494,781	6,427,876
Venture XI CLO, Ltd., Series 2012-11AR,
Class AR
1.918%, 11/14/2022 (P)(S)		2,700,000	2,683,033
Voya CLO, Ltd.
Series 2012-2AR, Class AR,
1.922%, 10/15/2022 (P)(S)		1,300,000	1,294,617
Series 2012-3AR, Class AR,
1.942%, 10/15/2022 (P)(S)		1,300,000	1,293,209
Wood Street CLO BV, Series II-A,
Class A1
0.280%, 03/29/2021 (P)(S)	EUR	29,497	32,003
TOTAL ASSET BACKED SECURITIES (Cost $28,115,161)			$27,822,976

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)	1,029	$6,997
TOTAL COMMON STOCKS (Cost $3,241)		$6,997

PURCHASED OPTIONS - 0.2%
Put options - 0.2%
Exchange Traded Option on 3-Month
Pound Sterling Futures (Expiration
Date: 12/21/2016; Strike
Price: $98.50) (I)	72,625,000	7,581
Exchange Traded Option on 90-day
Eurodollar Futures (Expiration Date:
03/11/2016; Strike Price:
GBP 98.88) (I)	21,875,000	0
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
06/23/2016; Strike Rate: 1.000%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	43,300,000	20,373
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
06/24/2016; Strike Rate: 1.000%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	43,000,000	20,597
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.150% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.150%;
Counterparty: Goldman Sachs
& Company) (I)	82,900,000	20,526
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.250%;
Counterparty: Deutsche Bank
Securities, Inc.) (I)	214,700,000	30,316
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/06/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley
Company, Inc.) (I)	32,200,000	3
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/11/2016; Strike Rate: 1.500%;
Counterparty: Nomura
Global Finance) (I)	85,400,000	9
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/29/2016; Strike Rate: 1.500%;
Counterparty: Goldman Sachs
& Company) (I)	33,500,000	13

Real Return Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/29/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley
Company, Inc.) (I)	143,300,000	$57
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.500%;
Counterparty: Citibank NA) (I)	119,000,000	3,641
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.590% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/10/2018; Strike Rate: 2.590%;
Counterparty: Morgan Stanley
Company, Inc.) (I)	1,200,000	96,574
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.605% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
10/17/2018; Strike Rate: 2.605%;
Counterparty: Morgan Stanley
Company, Inc.) (I)	3,800,000	290,427
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.608% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
11/15/2018; Strike Rate: 2.608%;
Counterparty: Morgan Stanley
Company, Inc.) (I)	1,200,000	93,314
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.683% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/11/2017; Strike Rate: 2.683%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	3,000,000	169,716
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.860% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
10/23/2018; Strike Rate: 2.860%;
Counterparty: Deutsche Bank
Securities, Inc.) (I)	5,600,000	321,997
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 3.400% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/05/2016; Strike Rate: 3.400%;
Counterparty: Credit
Suisse Securities) (I)	11,600,000	18,808
		1,093,952
TOTAL PURCHASED OPTIONS (Cost $2,148,814)		$1,093,952

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.1%
U.S. Government - 0.1%
U.S. Treasury Bills
0.098%, 03/24/2016 (D)*	$913,000	$912,864
TOTAL SHORT-TERM INVESTMENTS (Cost $912,870)		$912,864
Total Investments (Real Return Bond Fund)
(Cost $898,152,634) - 133.1%		$885,026,394
Other assets and liabilities, net - (33.1%)		(220,097,224)
TOTAL NET ASSETS - 100.0%		$664,929,170

Science & Technology Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.1%
Consumer discretionary - 16.4%
Automobiles - 0.9%
Tesla Motors, Inc. (I)(L)	34,400	$6,602,392
Household durables - 1.1%
Garmin, Ltd. (L)	117,523	4,760,857
iRobot Corp. (I)(L)	107,200	3,359,648
		8,120,505
Internet and catalog retail - 11.5%
Amazon.com, Inc. (I)	71,256	39,370,365
Ctrip.com International, Ltd., ADR (I)(L)	218,400	8,936,928
Etsy, Inc. (I)(L)	32,200	255,668
Expedia, Inc.	7,164	745,844
Flipkart Limited (I)(R)	980	104,546
JD.com, Inc., ADR (I)	448,200	11,523,222
Netflix, Inc. (I)	10,170	949,980
The Priceline Group, Inc. (I)	12,642	15,994,785
Vipshop Holdings, Ltd., ADR (I)	581,000	6,454,910
		84,336,248
Media - 2.9%
Comcast Corp., Class A	106,524	6,149,631
Liberty Global PLC, Series C (I)	148,600	5,343,656
News Corp., Class A	474,300	5,131,926
Twenty-First Century Fox, Inc., Class A	162,200	4,382,644
		21,007,857
		120,067,002
Financials - 0.7%
Real estate investment trusts - 0.7%
American Tower Corp.	48,790	4,498,438
Crown Castle International Corp.	4,210	364,165
		4,862,603
		4,862,603
Health care - 2.4%
Biotechnology - 0.4%
Grifols SA, ADR	192,000	2,995,200
Health care equipment and supplies - 0.4%
Intuitive Surgical, Inc. (I)	4,700	2,646,382
Health care technology - 1.2%
Veeva Systems, Inc., Class A (I)(L)	354,500	8,610,805

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services - 0.4%
Agilent Technologies, Inc.	83,200	$3,107,520
		17,359,907
Industrials - 0.3%
Aerospace and defense - 0.3%
The Boeing Company	20,800	2,458,144
Information technology - 70.6%
Communications equipment - 3.9%
Cisco Systems, Inc.	928,652	24,312,109
Lumentum Holdings, Inc. (I)	23,680	569,030
Nokia OYJ, ADR (L)	251,948	1,519,246
Palo Alto Networks, Inc. (I)	12,766	1,848,389
		28,248,774
Electronic equipment, instruments and components - 2.9%
CDW Corp.	28,394	1,123,835
Cognex Corp.	38,800	1,435,988
Control4 Corp. (I)	53,000	434,600
Corning, Inc.	213,300	3,903,390
Ingram Micro, Inc., Class A	59,679	2,136,508
National Instruments Corp.	54,000	1,557,900
RealD, Inc. (I)	107,300	1,158,840
TE Connectivity, Ltd.	87,500	4,980,500
Tech Data Corp. (I)	9,475	667,135
Trimble Navigation, Ltd. (I)	162,900	3,789,054
		21,187,750
Internet software and services - 18.1%
58.com, Inc., ADR (I)(L)	143,300	7,594,900
Alphabet, Inc., Class A (I)	20,417	14,643,481
Alphabet, Inc., Class C (I)	29,734	20,747,493
Angie’s List, Inc. (I)	187,300	1,728,779
Baidu, Inc., ADR (I)	48,440	8,400,465
Criteo SA, ADR (I)	38,117	1,414,141
Facebook, Inc., Class A (I)	241,135	25,782,154
GrubHub, Inc. (I)(L)	22,147	521,340
LinkedIn Corp., Class A (I)	80,000	9,375,200
MercadoLibre, Inc.	61,500	6,258,240
NetEase, Inc., ADR	19,742	2,657,471
Quotient Technology, Inc. (I)(L)	57,300	498,510
Tencent Holdings, Ltd.	699,700	12,802,775
Yahoo!, Inc. (I)	451,400	14,350,006
Yandex NV, Class A (I)	104,300	1,347,556
Youku Tudou, Inc., ADR (I)(L)	135,940	3,722,037
		131,844,548
IT services - 7.9%
Accenture PLC, Class A	42,455	4,256,538
Automatic Data Processing, Inc.	63,701	5,394,838
Cognizant Technology
Solutions Corp., Class A (I)	53,345	3,039,598
Computer Sciences Corp.	60,352	1,738,741
CSRA, Inc.	15,579	404,275
Fidelity National Information Services, Inc.	51,970	3,027,253
Fiserv, Inc. (I)	37,965	3,630,593
Global Payments, Inc.	52,780	3,216,941
MasterCard, Inc., Class A	36,912	3,208,391
Paychex, Inc.	29,385	1,510,095
PayPal Holdings, Inc. (I)	110,511	4,214,890
Sabre Corp.	80,970	2,198,336
Total System Services, Inc.	67,435	2,938,817
Vantiv, Inc., Class A (I)	51,545	2,682,402

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Visa, Inc., Class A	228,578	$16,546,761
		58,008,469
Semiconductors and semiconductor equipment - 11.1%
Applied Materials, Inc.	403,115	7,606,780
Atmel Corp.	631,495	5,102,480
Broadcom, Ltd.	37,933	5,081,884
Intel Corp.	126,299	3,737,187
KLA-Tencor Corp.	28,824	1,952,538
Lam Research Corp.	79,158	5,802,281
Maxim Integrated Products, Inc.	63,375	2,145,878
Microchip Technology, Inc.	16,925	752,993
Micron Technology, Inc. (I)	864,225	9,186,712
Microsemi Corp. (I)	105,900	3,667,317
NXP Semiconductors NV (I)	19,310	1,375,644
QUALCOMM, Inc.	143,171	7,271,655
Semtech Corp. (I)	97,500	1,868,100
SK Hynix, Inc.	672,393	16,307,621
Skyworks Solutions, Inc.	86,726	5,762,943
STR Holdings, Inc. (I)	161,722	64,689
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	38,495	906,557
Texas Instruments, Inc.	30,755	1,630,630
Xilinx, Inc.	15,165	716,091
		80,939,980
Software - 16.5%
Activision Blizzard, Inc.	69,818	2,211,136
Adobe Systems, Inc. (I)	64,348	5,479,232
Atlassian Corp. PLC (I)	90,678	2,062,151
Atlassian Corp. PLC, Class A (I)	27,497	653,604
Electronic Arts, Inc. (I)	44,508	2,859,194
Fleetmatics Group PLC (I)	23,200	837,752
Fortinet, Inc. (I)	8,720	247,648
Imperva, Inc. (I)	94,136	4,129,746
Interactive Intelligence Group, Inc. (I)	58,500	1,750,905
Intuit, Inc.	75,726	7,318,161
Microsoft Corp.	891,560	45,362,573
Mobileye NV (I)(L)	90,800	2,947,368
Oracle Corp.	324,076	11,919,515
Proofpoint, Inc. (I)	40,106	1,878,565
Red Hat, Inc. (I)	176,651	11,544,143
salesforce.com, Inc. (I)	234,439	15,883,242
Tableau Software, Inc., Class A (I)	38,745	1,768,709
The Sage Group PLC	219,355	1,810,045
		120,663,689
Technology hardware, storage and peripherals - 10.2%
Apple, Inc.	186,712	18,053,183
Dell, Inc. (I)(R)	992,200	15,624,434
EMC Corp.	193,747	5,062,609
Pure Storage, Inc., Class A (I)(L)	142,400	2,047,712
Quanta Computer, Inc.	1,063,000	1,785,482
SanDisk Corp.	130,000	9,393,800
Seagate Technology PLC	208,800	6,547,968
Stratasys, Ltd. (I)(L)	241,000	4,542,850
Western Digital Corp.	253,260	11,024,408
		74,082,446
		514,975,656
Telecommunication services - 3.7%
Diversified telecommunication services - 1.6%
AT&T, Inc.	176,409	6,518,313

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	103,840	$5,267,803
		11,786,116
Wireless telecommunication services - 2.1%
SoftBank Group Corp.	216,100	10,619,322
T-Mobile US, Inc. (I)	116,900	4,336,990
		14,956,312
		26,742,428
TOTAL COMMON STOCKS (Cost $689,548,054)		$686,465,740
PREFERRED SECURITIES - 0.5%
Consumer discretionary - 0.1%
Internet and catalog retail - 0.1%
Flipkart Limited, Series A (I)(R)	334	35,631
Flipkart Limited, Series C (I)(R)	590	62,941
Flipkart Limited, Series E (I)(R)	1,097	117,028
Flipkart Limited, Series G (I)(R)	6,498	693,207
		908,807
		908,807
Information technology - 0.4%
Internet software and services - 0.3%
Airbnb, Inc., Series E (I)(R)	16,398	1,373,906
Xiaoju Kuaizhi, Inc. (I)(R)	16,798	436,580
		1,810,486
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	45,681	794,849
		2,605,335
TOTAL PREFERRED SECURITIES (Cost $3,660,976)		$3,514,142

SECURITIES LENDING COLLATERAL - 4.7%
John Hancock
Collateral Trust, 0.4639% (W)(Y)	3,418,533	34,203,452
TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,201,844)		$34,203,452

SHORT-TERM INVESTMENTS - 6.0%
Money market funds - 2.0%
State Street Institutional U.S. Government
Money Market Fund, 0.2412% (Y)	2,000,000	$2,000,000
T. Rowe Price Prime Reserve Investment
Fund, 0.3233% (Y)	12,634,218	12,634,218
		14,634,218
Repurchase agreement - 4.0%
Repurchase Agreement with State Street Corp.
dated 02/29/2016 at 0.030% to be
repurchased at $29,333,024 on 03/01/2016,
collateralized by $29,665,000 U.S. Treasury
Notes, 1.375% due 02/29/2020 (valued at
$29,924,569, including interest)	$29,333,000	$29,333,000
TOTAL SHORT-TERM INVESTMENTS (Cost $43,967,218)		$43,967,218
Total Investments (Science & Technology Fund)
(Cost $771,378,092) - 105.3%		$768,150,552
Other assets and liabilities, net - (5.3%)		(38,909,388)
TOTAL NET ASSETS - 100.0%		$729,241,164

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 94.1%

U.S. Government - 23.6%
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	$4,935,000	$4,920,634
0.750%, 06/30/2017 to 03/31/2018	12,400,000	12,396,330
0.875%, 07/15/2017 to 07/15/2018	15,940,000	15,962,052
1.375%, 09/30/2020	2,965,000	2,986,312
1.625%, 06/30/2020	15,690,000	15,977,441
		52,242,769
U.S. Government Agency - 70.5%
Federal Agricultural Mortgage Corp.
1.750%, 06/15/2020	3,775,000	3,815,185
5.125%, 04/19/2017 (S)	23,768,000	24,840,911
Federal Farm Credit Bank
0.900%, 12/26/2017	2,075,000	2,071,823
1.030%, 03/12/2018	3,700,000	3,687,912
1.200%, 07/13/2018	2,390,000	2,390,581
1.240%, 11/13/2018	6,825,000	6,816,046
1.540%, 04/01/2019	4,545,000	4,545,641
1.700%, 10/08/2020 to 02/17/2021	12,646,000	12,646,165
Federal Home Loan Bank
1.000%, 10/16/2017	5,150,000	5,150,062
1.130%, 03/27/2018	4,750,000	4,750,423
1.750%, 10/08/2020	2,150,000	2,150,024
Federal Home Loan Mortgage Corp.
1.100%, 05/07/2018	4,980,000	4,968,959
1.200%, 11/23/2018	4,500,000	4,499,325
1.250%, 05/25/2018	8,800,000	8,805,509
1.300%, 02/26/2019	4,970,000	4,958,350
2.181%, 09/01/2042 (P)	963,145	994,024
2.590%, 09/01/2039 (P)	497,094	528,060
2.610%, 01/01/2044 (P)	1,158,945	1,193,062
2.983%, 03/01/2044 (P)	746,372	773,445
5.500%, 07/01/2040	2,390,514	2,709,685
Federal National Mortgage Association
0.900%, 11/27/2017	2,230,000	2,227,487
1.000%, 12/28/2017	3,400,000	3,395,733
1.875%, 11/27/2020	4,200,000	4,208,383
2.341%, 09/01/2041 (P)	932,085	987,723
2.354%, 04/01/2042 (P)	572,626	596,977
2.498%, 02/01/2042 (P)	1,192,183	1,246,995
2.500%, 10/01/2027	1,665,868	1,714,478
2.567%, 11/01/2044 (P)	2,246,774	2,307,329
2.713%, 04/01/2042 (P)	2,181,180	2,269,908
2.925%, 03/01/2044 (P)	775,955	805,008
3.500%, 12/01/2025 to 12/01/2026	1,206,013	1,276,443
5.500%, 05/01/2034 to 08/01/2040	2,367,712	2,680,187
6.000%, 12/01/2036 to 02/01/2037	1,850,108	2,123,688
6.500%, 01/01/2039	1,014,572	1,182,294
Government National Mortgage Association
2.500%, 01/20/2042 (P)	1,314,614	1,362,918
Tennessee Valley Authority
1.750%, 10/15/2018	3,515,000	3,583,957
3.875%, 02/15/2021	7,950,000	8,858,001
4.500%, 04/01/2018	6,030,000	6,474,134
5.500%, 07/18/2017	4,221,000	4,485,589
6.250%, 12/15/2017	1,613,000	1,766,546
		155,848,970
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $206,953,175)		$208,091,739

Short Term Government Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.2%
U.S. Government Agency - 4.2%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036	$46,246	$46,839
Series 4482, Class MA, 2.000%, 04/15/2031	903,510	916,063
Series K017, Class X1 IO,
1.415%, 12/25/2021	2,072,561	134,110
Series K018, Class X1 IO,
1.408%, 01/25/2022	2,569,878	171,221
Series K022, Class X1 IO,
1.279%, 07/25/2022	7,453,721	491,433
Series K026, Class X1 IO,
1.040%, 11/25/2022	3,147,450	173,642
Series K038, Class X1 IO,
1.194%, 03/25/2024	4,943,005	372,093
Series K704, Class X1 IO,
1.965%, 08/25/2018	10,165,401	410,356
Series K706, Class X1 IO,
1.566%, 10/25/2018	4,039,498	144,613
Series K707, Class X1 IO,
1.538%, 12/25/2018	1,431,813	52,584
Series K709, Class X1 IO,
1.526%, 03/25/2019	2,117,586	84,598
Series K710, Class X1 IO,
1.766%, 05/25/2019	2,852,686	135,808
Series K711, Class X1 IO,
1.699%, 07/25/2019	5,515,842	255,127
Series K715, Class X1 IO,
1.156%, 01/25/2021	15,497,463	722,255
Series K718, Class X1 IO,
0.650%, 01/25/2022	14,490,472	469,727
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	2,576,050	2,743,524
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,792,490	1,923,632
Government National Mortgage Association,
Series 2012-114, Class IO
0.904%, 01/16/2053	1,115,964	78,279
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,371,986)		$9,325,904

SHORT-TERM INVESTMENTS - 0.8%
Repurchase agreement - 0.8%
Barclays Tri-Party Repurchase Agreement
dated 02/29/2016 at 0.300% to be
repurchased at $1,496,012 on 03/01/2016,
collateralized by $1,515,200 U.S. Treasury
Notes, 1.375% due 08/31/2020 (valued at
$1,525,973, including interest)	1,496,000	1,496,000
Repurchase Agreement with State Street Corp.
dated 02/29/2016 at 0.030% to be
repurchased at $146,000 on 03/01/2016,
collateralized by $150,000 U.S. Treasury
Notes, 0.625% due 05/31/2017 (valued at
$150,045, including interest)	146,000	146,000
		1,642,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,642,000)		$1,642,000
Total Investments (Short Term Government Income Fund)
(Cost $217,967,161) - 99.1%		$219,059,643
Other assets and liabilities, net - 0.9%		2,079,037
TOTAL NET ASSETS - 100.0%		$221,138,680

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.6%
Consumer discretionary - 15.2%
Hotels, restaurants and leisure - 7.8%
ClubCorp Holdings, Inc.	159,945	$2,122,470
Diamond Resorts International, Inc. (I)(L)	162,796	3,547,325
Jack in the Box, Inc.	24,157	1,660,794
Panera Bread Company, Class A (I)	26,005	5,388,236
Texas Roadhouse, Inc.	48,232	2,011,757
		14,730,582
Internet and catalog retail - 0.6%
HSN, Inc.	19,960	1,059,676
Media - 0.7%
IMAX Corp. (I)	44,825	1,322,786
Specialty retail - 2.5%
Dick’s Sporting Goods, Inc.	56,784	2,411,616
Five Below, Inc. (I)	59,971	2,299,888
		4,711,504
Textiles, apparel and luxury goods - 3.6%
G-III Apparel Group, Ltd. (I)	44,390	2,341,573
Samsonite International SA	158,700	462,002
Steven Madden, Ltd. (I)	112,358	3,955,002
		6,758,577
		28,583,125
Consumer staples - 1.4%
Food products - 1.4%
Greencore Group PLC	363,427	1,917,219
Nomad Foods, Ltd. (I)	90,225	705,560
		2,622,779
		2,622,779
Energy - 1.8%
Oil, gas and consumable fuels - 1.8%
Diamondback Energy, Inc. (I)	26,322	1,875,443
QEP Resources, Inc.	152,601	1,489,386
		3,364,829
		3,364,829
Financials - 10.8%
Banks - 3.8%
Associated Banc-Corp.	141,508	2,433,938
PrivateBancorp, Inc.	54,541	1,874,029
Sterling Bancorp	75,648	1,090,088
United Community Banks, Inc.	95,254	1,648,847
		7,046,902
Capital markets - 1.0%
HFF, Inc., Class A	12,960	324,389
WisdomTree Investments, Inc. (L)	128,708	1,525,190
		1,849,579
Diversified financial services - 1.2%
MarketAxess Holdings, Inc.	18,513	2,193,050
Insurance - 2.2%
Assurant, Inc.	18,531	1,317,554
First American Financial Corp.	77,318	2,863,086
		4,180,640
Real estate investment trusts - 1.0%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	110,668	1,948,863

Small Cap Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development - 1.3%
Kennedy-Wilson Holdings, Inc.	128,020	$2,434,940
Thrifts and mortgage finance - 0.3%
EverBank Financial Corp.	45,653	594,402
		20,248,376
Health care - 16.4%
Biotechnology - 6.5%
Anacor Pharmaceuticals, Inc. (I)	17,565	1,120,296
BioCryst Pharmaceuticals, Inc. (I)	137,539	273,703
Bluebird Bio, Inc. (I)	10,120	467,746
Cepheid, Inc. (I)	26,281	780,020
Five Prime Therapeutics, Inc. (I)	56,375	1,836,134
Flexion Therapeutics, Inc. (I)	21,090	199,406
Galapagos NV, ADR (I)(L)	45,901	1,883,318
Ironwood Pharmaceuticals, Inc. (I)	49,007	472,918
Novavax, Inc. (I)(L)	192,810	840,652
Otonomy, Inc. (I)	41,514	525,982
Portola Pharmaceuticals, Inc. (I)	24,448	688,700
PTC Therapeutics, Inc. (I)(L)	37,394	298,404
TESARO, Inc. (I)	35,641	1,442,035
Ultragenyx Pharmaceutical, Inc. (I)	24,257	1,479,434
		12,308,748
Health care equipment and supplies - 3.5%
DexCom, Inc. (I)	45,443	2,956,522
Insulet Corp. (I)	117,665	3,605,256
		6,561,778
Health care providers and services - 3.8%
Acadia Healthcare Company, Inc. (I)	51,589	2,858,546
Envision Healthcare Holdings, Inc. (I)	98,324	2,162,145
LifePoint Health, Inc. (I)	34,795	2,169,816
		7,190,507
Health care technology - 1.5%
Veeva Systems, Inc., Class A (I)	116,870	2,838,772
Pharmaceuticals - 1.1%
Aerie Pharmaceuticals, Inc. (I)	55,373	932,481
Intersect ENT, Inc. (I)	60,260	1,089,501
		2,021,982
		30,921,787
Industrials - 13.0%
Aerospace and defense - 0.3%
Astronics Corp. (I)	16,877	536,857
Building products - 2.7%
Advanced Drainage Systems, Inc.	102,336	1,985,318
Masonite International Corp. (I)	54,451	3,131,477
		5,116,795
Electrical equipment - 1.1%
Generac Holdings, Inc. (I)	60,659	2,107,294
Machinery - 3.2%
Altra Industrial Motion Corp.	70,368	1,710,646
The Middleby Corp. (I)	32,317	2,992,554
Watts Water Technologies, Inc., Class A	25,653	1,322,925
		6,026,125
Professional services - 2.1%
The Advisory Board Company (I)	67,902	2,002,430
WageWorks, Inc. (I)	41,051	1,977,427
		3,979,857

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail - 3.6%
Knight Transportation, Inc.	124,471	$3,015,932
Landstar System, Inc.	61,262	3,626,710
		6,642,642
		24,409,570
Information technology - 29.2%
Communications equipment - 0.9%
Arista Networks, Inc. (I)(L)	24,240	1,661,410
Electronic equipment, instruments and components - 0.4%
Coherent, Inc. (I)	9,961	842,701
Internet software and services - 4.6%
Apigee Corp. (I)(L)	4,643	27,162
comScore, Inc. (I)	46,877	1,928,989
CoStar Group, Inc. (I)	26,844	4,752,999
GoDaddy, Inc., Class A (I)	28,700	899,745
Zillow Group, Inc., Class A (I)(L)	8,682	200,988
Zillow Group, Inc., Class C (I)(L)	38,134	823,694
		8,633,577
IT services - 5.9%
EPAM Systems, Inc. (I)	20,103	1,374,643
Heartland Payment Systems, Inc.	20,627	1,929,037
MAXIMUS, Inc.	40,713	2,001,858
Virtusa Corp. (I)	31,968	1,131,667
WEX, Inc. (I)	27,301	1,782,755
WNS Holdings, Ltd., ADR (I)	102,024	2,907,684
		11,127,644
Semiconductors and semiconductor equipment - 6.7%
Cavium, Inc. (I)	20,109	1,196,284
Entegris, Inc. (I)	95,123	1,175,720
First Solar, Inc. (I)	27,265	1,959,536
M/A-COM Technology
Solutions Holdings, Inc. (I)	51,222	1,941,314
Mellanox Technologies, Ltd. (I)	90,270	4,586,617
SunPower Corp. (I)(L)	77,975	1,841,770
		12,701,241
Software - 10.1%
Atlassian Corp. PLC, Class A (I)(L)	70,512	1,676,070
Fair Isaac Corp.	35,989	3,581,625
Guidewire Software, Inc. (I)	47,026	2,315,090
HubSpot, Inc. (I)	38,740	1,613,908
Manhattan Associates, Inc. (I)	25,740	1,422,392
SS&C Technologies Holdings, Inc.	24,447	1,425,016
Telogis, Inc. (I)(R)	162,887	291,568
The Ultimate Software Group, Inc. (I)	12,276	2,108,526
Tyler Technologies, Inc. (I)	17,670	2,126,054
Verint Systems, Inc. (I)	14,012	497,846
Zendesk, Inc. (I)	102,571	1,877,049
		18,935,144
Technology hardware, storage and peripherals - 0.6%
Pure Storage, Inc., Class A (I)(L)	37,400	537,812
Pure Storage, Inc., Class B (I)	36,727	518,992
		1,056,804
		54,958,521
Materials - 3.8%
Chemicals - 1.0%
Platform Specialty Products Corp. (I)	254,772	1,806,333
Construction materials - 2.2%
Headwaters, Inc. (I)	239,575	4,221,312

Small Cap Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products - 0.6%
KapStone Paper and Packaging Corp.	106,194	$1,087,427
		7,115,072
TOTAL COMMON STOCKS (Cost $176,733,247)		$172,224,059

PREFERRED SECURITIES - 2.7%
Consumer discretionary - 0.3%
Diversified consumer services - 0.3%
The Honest Company, Inc. (I)(R)	12,795	537,006
Information technology - 2.4%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	30,455	625,241
Internet software and services - 0.2%
DocuSign, Inc., Series B (I)(R)	1,234	18,041
DocuSign, Inc., Series B1 (I)(R)	370	5,409
DocuSign, Inc., Series D (I)(R)	887	12,968
DocuSign, Inc., Series E (I)(R)	22,933	335,280
DocuSign, Inc., Series F (I)(R)	3,823	55,892
		427,590
Software - 1.8%
Cloudera, Inc., Series F (I)(R)	33,122	576,323
DraftKings, Inc., Series D (I)(R)	46,784	145,966
DraftKings, Inc., Series D1 (I)(R)	41,614	168,953
MarkLogic Corp., Series F (I)(R)	72,325	721,804
Nutanix, Inc. (I)(R)	39,570	481,963
Telogis, Inc. (I)(R)	221,826	709,843
Zuora, Inc., Series F (I)(R)	192,994	625,301
		3,430,153
		4,482,984
TOTAL PREFERRED SECURITIES (Cost $5,200,378)		$5,019,990

EXCHANGE-TRADED FUNDS - 1.3%
iShares Russell 2000 Growth ETF	20,361	2,513,973
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,819,688)		$2,513,973

SECURITIES LENDING COLLATERAL - 6.7%
John Hancock
Collateral Trust, 0.4639% (W)(Y)	1,262,521	12,631,898
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,631,264)		$12,631,898

SHORT-TERM INVESTMENTS - 5.1%
Repurchase agreement - 5.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/29/2016 at 0.320% to
be repurchased at $9,600,085 on
03/01/2016, collateralized by $8,972,309
Government National Mortgage Association,
4.500% due 01/20/2040-09/20/2045 (valued
at $9,792,000, including interest)	$9,600,000	$9,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,600,000)		$9,600,000
Total Investments (Small Cap Growth Fund)
(Cost $206,984,577) - 107.4%		$201,989,920
Other assets and liabilities, net - (7.4%)		(13,919,110)
TOTAL NET ASSETS - 100.0%		$188,070,810

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.7%
Consumer discretionary - 16.4%
Auto components - 0.6%
Visteon Corp.	14,760	$1,032,019
Distributors - 1.1%
Pool Corp.	23,365	1,875,509
Hotels, restaurants and leisure - 8.2%
BJ’s Restaurants, Inc. (I)	30,465	1,342,897
Brinker International, Inc.	24,618	1,225,976
Domino’s Pizza, Inc.	14,692	1,954,624
Dunkin’ Brands Group, Inc.	30,656	1,427,956
Jack in the Box, Inc.	20,964	1,441,275
Penn National Gaming, Inc. (I)	87,708	1,213,879
Texas Roadhouse, Inc.	42,757	1,783,394
The Cheesecake Factory, Inc.	27,767	1,385,573
Vail Resorts, Inc.	14,869	1,894,459
		13,670,033
Household durables - 0.6%
CalAtlantic Group, Inc.	32,869	997,245
Leisure products - 0.8%
Brunswick Corp.	29,277	1,245,444
Media - 0.7%
IMAX Corp. (I)	41,404	1,221,832
Specialty retail - 1.3%
DSW, Inc., Class A	36,800	964,160
Five Below, Inc. (I)	31,206	1,196,750
		2,160,910
Textiles, apparel and luxury goods - 3.1%
Carter’s, Inc.	15,334	1,558,394
G-III Apparel Group, Ltd. (I)	38,690	2,040,898
Steven Madden, Ltd. (I)	42,690	1,502,688
		5,101,980
		27,304,972
Consumer staples - 2.2%
Beverages - 0.5%
The Boston Beer Company, Inc., Class A (I)	4,704	884,869
Food products - 1.7%
B&G Foods, Inc.	34,216	1,183,531
Lancaster Colony Corp.	16,761	1,705,767
		2,889,298
		3,774,167
Energy - 1.7%
Energy equipment and services - 1.1%
Dril-Quip, Inc. (I)	15,201	824,654
Patterson-UTI Energy, Inc.	60,669	942,796
		1,767,450
Oil, gas and consumable fuels - 0.6%
Energen Corp.	19,583	518,558
Laredo Petroleum, Inc. (I)(L)	97,037	495,859
		1,014,417
		2,781,867
Financials - 8.3%
Banks - 5.1%
BankUnited, Inc.	38,246	1,228,462
Cathay General Bancorp	49,381	1,317,979
Cullen/Frost Bankers, Inc.	20,101	963,441
Hancock Holding Company	38,411	886,142

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Home BancShares, Inc.	40,365	$1,595,225
MB Financial, Inc.	39,400	1,202,488
SVB Financial Group (I)	14,774	1,312,670
		8,506,407
Capital markets - 1.0%
Janus Capital Group, Inc.	82,306	1,064,217
WisdomTree Investments, Inc. (L)	48,245	571,703
		1,635,920
Diversified financial services - 0.7%
MarketAxess Holdings, Inc.	9,896	1,172,280
Insurance - 0.7%
American Equity Investment Life
Holding Company	59,721	812,206
RLI Corp.	5,951	373,544
		1,185,750
Real estate investment trusts - 0.8%
Corrections Corp. of America	44,169	1,277,809
		13,778,166
Health care - 22.8%
Biotechnology - 4.6%
ACADIA Pharmaceuticals, Inc. (I)	23,995	414,154
Alnylam Pharmaceuticals, Inc. (I)	3,767	220,633
Anacor Pharmaceuticals, Inc. (I)	13,794	879,781
Cepheid, Inc. (I)	29,248	868,081
Enanta Pharmaceuticals, Inc. (I)	18,401	522,404
Exelixis, Inc. (I)(L)	163,836	596,363
Halozyme Therapeutics, Inc. (I)	54,338	441,768
Momenta Pharmaceuticals, Inc. (I)	90,444	760,182
Neurocrine Biosciences, Inc. (I)	27,682	1,018,144
Repligen Corp. (I)	38,914	1,001,257
Seattle Genetics, Inc. (I)	30,218	912,281
		7,635,048
Health care equipment and supplies - 5.6%
Alere, Inc. (I)	9,003	479,860
Cantel Medical Corp.	19,706	1,253,893
DexCom, Inc. (I)	31,884	2,074,373
Hill-Rom Holdings, Inc.	31,639	1,466,468
NuVasive, Inc. (I)	29,282	1,223,988
NxStage Medical, Inc. (I)	67,180	1,000,982
Sirona Dental Systems, Inc. (I)	15,877	1,755,895
		9,255,459
Health care providers and services - 5.6%
Chemed Corp.	17,699	2,274,322
Community Health Systems, Inc. (I)	33,904	512,628
Envision Healthcare Holdings, Inc. (I)	38,558	847,890
HealthEquity, Inc. (I)	44,271	921,722
HealthSouth Corp.	39,901	1,405,712
Select Medical Holdings Corp.	97,914	958,578
VCA, Inc. (I)	46,996	2,398,206
		9,319,058
Health care technology - 0.2%
HMS Holdings Corp. (I)	27,545	362,768
Life sciences tools and services - 4.1%
Affymetrix, Inc. (I)	99,272	1,393,779
Bio-Techne Corp.	15,256	1,309,575
PAREXEL International Corp. (I)	21,717	1,274,571
PerkinElmer, Inc.	30,043	1,419,832

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
VWR Corp. (I)	60,347	$1,472,467
		6,870,224
Pharmaceuticals - 2.7%
Catalent, Inc. (I)	53,173	1,290,509
Impax Laboratories, Inc. (I)	22,921	749,287
Nektar Therapeutics (I)	106,482	1,189,404
Prestige Brands Holdings, Inc. (I)	26,221	1,282,207
		4,511,407
		37,953,964
Industrials - 14.4%
Aerospace and defense - 1.6%
Hexcel Corp.	30,890	1,276,684
TransDigm Group, Inc. (I)	6,390	1,364,776
		2,641,460
Air freight and logistics - 0.8%
Forward Air Corp.	31,807	1,295,181
Building products - 1.5%
AO Smith Corp.	18,098	1,273,737
Masonite International Corp. (I)	22,171	1,275,054
		2,548,791
Commercial services and supplies - 1.4%
Pitney Bowes, Inc.	71,373	1,293,279
Steelcase, Inc., Class A	87,366	1,091,201
		2,384,480
Electrical equipment - 1.5%
Acuity Brands, Inc.	11,923	2,497,034
Machinery - 2.6%
ITT Corp.	39,703	1,399,928
WABCO Holdings, Inc. (I)	16,654	1,570,474
Wabtec Corp.	19,941	1,407,835
		4,378,237
Marine - 0.8%
Kirby Corp. (I)	21,871	1,238,117
Professional services - 0.6%
CEB, Inc.	19,471	1,056,691
Road and rail - 2.5%
Knight Transportation, Inc.	63,851	1,547,110
Old Dominion Freight Line, Inc. (I)	21,428	1,383,392
Swift Transportation Company (I)	68,260	1,163,150
		4,093,652
Trading companies and distributors - 1.1%
Watsco, Inc.	14,860	1,895,393
		24,029,036
Information technology - 27.0%
Communications equipment - 1.6%
ARRIS International PLC (I)	64,497	1,540,833
Infinera Corp. (I)	72,483	1,137,258
		2,678,091
Electronic equipment, instruments and components - 1.9%
Cognex Corp.	34,444	1,274,772
SYNNEX Corp.	19,389	1,823,148
		3,097,920
Internet software and services - 1.8%
CoStar Group, Inc. (I)	12,745	2,256,630

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Pandora Media, Inc. (I)	67,843	$693,355
		2,949,985
IT services - 3.7%
Booz Allen Hamilton Holding Corp.	59,733	1,648,631
EPAM Systems, Inc. (I)	33,755	2,308,167
Euronet Worldwide, Inc. (I)	14,445	946,725
ExlService Holdings, Inc. (I)	28,075	1,322,052
		6,225,575
Semiconductors and semiconductor equipment - 5.1%
Atmel Corp.	187,299	1,513,376
Cavium, Inc. (I)	24,055	1,431,032
MKS Instruments, Inc.	40,276	1,325,080
Monolithic Power Systems, Inc.	29,942	1,768,375
Power Integrations, Inc.	28,145	1,289,885
Silicon Laboratories, Inc. (I)	28,139	1,160,734
		8,488,482
Software - 12.0%
Aspen Technology, Inc. (I)	38,522	1,270,070
CommVault Systems, Inc. (I)	32,471	1,216,688
Fair Isaac Corp.	16,532	1,645,265
Guidewire Software, Inc. (I)	30,802	1,516,382
Interactive Intelligence Group, Inc. (I)	24,490	732,986
Manhattan Associates, Inc. (I)	59,466	3,286,091
Mentor Graphics Corp.	62,077	1,185,671
MicroStrategy, Inc., Class A (I)	10,014	1,611,152
Proofpoint, Inc. (I)	26,080	1,221,587
Qlik Technologies, Inc. (I)	50,016	1,161,372
Qualys, Inc. (I)	37,148	927,586
Take-Two Interactive Software, Inc. (I)	41,923	1,508,809
The Ultimate Software Group, Inc. (I)	10,225	1,756,246
Verint Systems, Inc. (I)	25,334	900,117
		19,940,022
Technology hardware, storage and peripherals - 0.9%
Cray, Inc. (I)	36,836	1,562,215
		44,942,290
Materials - 2.5%
Chemicals - 0.7%
PolyOne Corp.	45,833	1,233,366
Construction materials - 1.0%
Martin Marietta Materials, Inc.	11,133	1,587,788
Containers and packaging - 0.8%
Berry Plastics Group, Inc. (I)	41,387	1,288,377
		4,109,531
Telecommunication services - 1.4%
Diversified telecommunication services - 1.4%
SBA Communications Corp., Class A (I)	24,219	2,298,141
TOTAL COMMON STOCKS (Cost $139,784,292)		$160,972,134

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock
Collateral Trust, 0.4639% (W)(Y)	136,184	1,362,567
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,362,505)		$1,362,567

SHORT-TERM INVESTMENTS - 3.6%

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 3.6%
State Street Institutional Liquid Reserves
Fund, 0.4194% (Y)	5,943,421	$5,943,421
TOTAL SHORT-TERM INVESTMENTS (Cost $5,943,421)		$5,943,421
Total Investments (Small Company Growth Fund)
(Cost $147,090,218) - 101.1%		$168,278,122
Other assets and liabilities, net - (1.1%)		(1,792,178)
TOTAL NET ASSETS - 100.0%		$166,485,944

Small Company Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.6%
Consumer discretionary - 11.2%
Auto components - 1.8%
Dorman Products, Inc. (I)(L)	41,500	$2,098,654
Drew Industries, Inc.	38,300	2,305,277
		4,403,931
Distributors - 1.1%
Pool Corp.	35,300	2,833,531
Diversified consumer services - 0.7%
American Public Education, Inc. (I)	44,100	680,463
Capella Education Company	23,000	1,063,520
		1,743,983
Hotels, restaurants and leisure - 0.6%
Interval Leisure Group, Inc. (L)	46,800	606,060
Red Robin Gourmet Burgers, Inc. (I)	12,300	800,730
		1,406,790
Household durables - 1.8%
Cavco Industries, Inc. (I)	19,900	1,614,686
CSS Industries, Inc.	46,700	1,264,169
Ethan Allen Interiors, Inc.	56,900	1,623,357
		4,502,212
Media - 1.4%
Cable One, Inc.	2,300	985,711
New Media Investment Group, Inc.	99,300	1,552,059
Scholastic Corp. (L)	28,200	987,846
		3,525,616
Multiline retail - 0.4%
Fred’s, Inc., Class A	73,100	1,044,599
Specialty retail - 2.0%
Aaron’s, Inc.	103,800	2,386,362
Party City Holdco, Inc. (I)(L)	54,500	539,005
Pier 1 Imports, Inc. (L)	133,650	660,231
Sportsman’s Warehouse Holdings, Inc. (I)(L)	98,700	1,280,139
		4,865,737
Textiles, apparel and luxury goods - 1.4%
Crocs, Inc. (I)	47,900	468,941
Culp, Inc.	57,000	1,452,360
Steven Madden, Ltd. (I)	45,400	1,598,080
		3,519,381
		27,845,780

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer staples - 3.8%
Food and staples retailing - 1.4%
PriceSmart, Inc.	25,100	$1,939,226
SpartanNash Company	60,800	1,668,960
		3,608,186
Food products - 1.3%
Pinnacle Foods, Inc.	31,300	1,351,847
Post Holdings, Inc. (I)	19,900	1,382,254
TreeHouse Foods, Inc. (I)	4,600	388,332
		3,122,433
Household products - 0.6%
Energizer Holdings, Inc.	38,800	1,510,872
Tobacco - 0.5%
Vector Group, Ltd. (L)	50,065	1,163,010
		9,404,501
Energy - 3.1%
Energy equipment and services - 1.2%
RPC, Inc. (L)	107,200	1,454,704
Tesco Corp.	99,100	717,484
TETRA Technologies, Inc. (I)	175,100	882,504
		3,054,692
Oil, gas and consumable fuels - 1.9%
Clayton Williams Energy, Inc. (I)(L)	31,000	453,530
Matador Resources Company (I)(L)	114,400	1,846,416
Parsley Energy, Inc., Class A (I)	36,400	669,032
PDC Energy, Inc. (I)	23,000	1,152,530
WPX Energy, Inc. (I)	134,300	551,973
		4,673,481
		7,728,173
Financials - 35.7%
Banks - 12.7%
BankUnited, Inc.	58,300	1,872,596
BBCN Bancorp, Inc.	111,300	1,592,703
CoBiz Financial, Inc.	71,100	771,435
Columbia Banking System, Inc.	88,000	2,537,040
East West Bancorp, Inc.	109,595	3,284,562
Glacier Bancorp, Inc.	100,200	2,386,764
Home BancShares, Inc.	139,500	5,513,040
National Bank Holdings Corp., Class A	89,500	1,730,930
Pinnacle Financial Partners, Inc.	13,600	630,632
Popular, Inc.	83,000	2,199,500
Prosperity Bancshares, Inc.	38,500	1,557,325
Sandy Spring Bancorp, Inc.	62,500	1,623,750
SVB Financial Group (I)	28,200	2,505,570
Towne Bank	72,600	1,265,418
Webster Financial Corp.	25,300	850,333
Wintrust Financial Corp.	35,100	1,491,750
		31,813,348
Capital markets - 2.5%
Hercules Technology Growth Capital, Inc.	156,100	1,740,515
Houlihan Lokey, Inc.	21,700	554,652
Janus Capital Group, Inc.	85,100	1,100,343
Main Street Capital Corp. (L)	36,200	1,065,004
Safeguard Scientifics, Inc. (I)	61,600	728,112
TPG Specialty Lending, Inc.	66,000	1,071,840
		6,260,466
Consumer finance - 0.6%
Green Dot Corp., Class A (I)	68,400	1,413,144

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services - 0.5%
Compass Diversified Holdings	84,500	$1,246,375
Insurance - 4.9%
Assured Guaranty, Ltd.	52,702	1,307,537
Employers Holdings, Inc.	58,750	1,630,900
National Interstate Corp.	62,800	1,397,928
ProAssurance Corp.	102,600	5,059,206
RenaissanceRe Holdings, Ltd.	6,600	747,120
Safety Insurance Group, Inc.	15,600	862,836
State Auto Financial Corp.	54,300	1,168,536
		12,174,063
Real estate investment trusts - 11.8%
Acadia Realty Trust	75,700	2,501,885
American Assets Trust, Inc.	17,600	652,784
American Campus Communities, Inc.	44,200	1,934,634
CatchMark Timber Trust, Inc., Class A	79,990	851,894
Cedar Realty Trust, Inc.	310,200	2,118,666
Corporate Office Properties Trust	47,400	1,109,160
Douglas Emmett, Inc.	49,100	1,317,844
EastGroup Properties, Inc.	30,700	1,664,861
First Potomac Realty Trust	148,000	1,252,080
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	9,900	174,339
Healthcare Realty Trust, Inc.	49,400	1,433,094
Kilroy Realty Corp.	29,700	1,611,819
Kite Realty Group Trust	57,300	1,542,516
LaSalle Hotel Properties	55,300	1,346,555
Potlatch Corp.	46,600	1,232,104
PS Business Parks, Inc.	20,300	1,863,743
Redwood Trust, Inc.	88,000	1,046,320
RLJ Lodging Trust	69,000	1,446,930
Rouse Properties, Inc.	60,100	1,096,224
Saul Centers, Inc.	36,700	1,797,566
Washington Real Estate Investment Trust	58,100	1,503,047
		29,498,065
Real estate management and development - 0.3%
Forestar Group, Inc. (I)	55,500	541,125
RE/MAX Holdings, Inc., Class A	7,800	250,068
		791,193
Thrifts and mortgage finance - 2.4%
Beneficial Bancorp, Inc. (I)	133,600	1,708,744
Radian Group, Inc.	125,800	1,358,640
United Financial Bancorp, Inc. (I)	130,500	1,511,190
WSFS Financial Corp.	47,600	1,442,280
		6,020,854
		89,217,508
Health care - 7.6%
Health care equipment and supplies - 5.1%
Analogic Corp.	17,800	1,334,644
Atrion Corp.	7,000	2,630,250
Haemonetics Corp. (I)	44,600	1,430,768
Halyard Health, Inc. (I)	64,700	1,651,144
Quidel Corp. (I)	83,100	1,302,177
West Pharmaceutical Services, Inc.	70,500	4,372,410
		12,721,393
Health care providers and services - 2.5%
National HealthCare Corp.	31,200	2,000,856
Select Medical Holdings Corp.	88,000	861,520
The Ensign Group, Inc.	26,200	537,362
Triple-S Management Corp., Class B (I)	46,930	1,230,505

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
WellCare Health Plans, Inc. (I)	18,400	$1,653,608
		6,283,851
		19,005,244
Industrials - 14.5%
Aerospace and defense - 0.6%
Cubic Corp.	22,600	794,164
Triumph Group, Inc.	20,000	609,200
		1,403,364
Building products - 0.9%
Universal Forest Products, Inc.	29,400	2,255,568
Commercial services and supplies - 3.2%
Brady Corp., Class A	59,700	1,559,961
G&K Services, Inc., Class A	30,700	2,035,410
Matthews International Corp., Class A	27,200	1,288,464
McGrath RentCorp	89,200	2,194,320
MSA Safety, Inc.	21,400	934,538
		8,012,693
Construction and engineering - 0.9%
Aegion Corp. (I)	75,600	1,369,116
Comfort Systems USA, Inc.	30,200	847,110
		2,216,226
Machinery - 2.9%
CIRCOR International, Inc.	31,800	1,274,862
Colfax Corp. (I)	16,600	420,146
ESCO Technologies, Inc.	58,800	2,098,572
Hillenbrand, Inc.	32,570	915,868
RBC Bearings, Inc. (I)	19,700	1,254,792
Sun Hydraulics Corp.	42,100	1,253,738
		7,217,978
Marine - 0.6%
Kirby Corp. (I)	25,400	1,437,894
Professional services - 1.1%
FTI Consulting, Inc. (I)	37,000	1,217,670
Navigant Consulting, Inc. (I)	106,200	1,612,116
		2,829,786
Road and rail - 2.6%
Genesee & Wyoming, Inc., Class A (I)	33,800	1,917,136
Landstar System, Inc.	61,800	3,658,560
Universal Truckload Services, Inc.	54,500	853,470
		6,429,166
Trading companies and distributors - 1.7%
Applied Industrial Technologies, Inc.	18,900	727,650
Beacon Roofing Supply, Inc. (I)	57,700	2,082,970
Kaman Corp.	34,700	1,524,718
		4,335,338
		36,138,013
Information technology - 10.4%
Communications equipment - 0.6%
Ixia (I)	130,800	1,492,428
Electronic equipment, instruments and components - 6.4%
Badger Meter, Inc. (L)	25,400	1,668,526
Belden, Inc.	50,700	2,776,839
Electro Rent Corp.	117,300	1,112,004
Fabrinet (I)	17,300	493,915
Littelfuse, Inc.	33,800	3,840,356
Methode Electronics, Inc.	44,900	1,282,793

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Newport Corp. (I)	47,700	$1,086,129
SYNNEX Corp.	39,800	3,742,394
		16,002,956
Semiconductors and semiconductor equipment - 2.8%
Advanced Energy Industries, Inc. (I)	66,000	1,968,780
Brooks Automation, Inc.	103,500	1,009,125
Cabot Microelectronics Corp. (I)	51,700	1,988,382
Intersil Corp., Class A	83,300	1,063,741
Veeco Instruments, Inc. (I)	47,300	877,415
		6,907,443
Software - 0.6%
Progress Software Corp. (I)	60,500	1,525,810
		25,928,637
Materials - 4.8%
Chemicals - 2.5%
American Vanguard Corp.	71,200	897,832
Innospec, Inc.	50,000	2,170,000
KMG Chemicals, Inc.	40,800	875,160
Minerals Technologies, Inc.	43,900	2,230,998
		6,173,990
Containers and packaging - 0.6%
Myers Industries, Inc.	131,600	1,583,148
Metals and mining - 1.0%
Carpenter Technology Corp.	50,300	1,494,916
Reliance Steel & Aluminum Company	18,400	1,120,376
		2,615,292
Paper and forest products - 0.7%
Clearwater Paper Corp. (I)	40,500	1,647,135
		12,019,565
Utilities - 8.5%
Electric utilities - 3.9%
Cleco Corp.	31,500	1,446,165
El Paso Electric Company	63,400	2,589,890
PNM Resources, Inc.	115,800	3,696,336
Portland General Electric Company	51,500	1,959,575
		9,691,966
Gas utilities - 3.3%
Atmos Energy Corp.	22,500	1,561,725
ONE Gas, Inc.	57,700	3,345,446
Southwest Gas Corp.	26,900	1,640,900
WGL Holdings, Inc.	24,900	1,697,931
		8,246,002
Independent power and renewable electricity producers - 0.1%
NRG Energy, Inc.	36,100	389,158
Multi-utilities - 1.2%
NorthWestern Corp.	50,700	3,010,059
		21,337,185
TOTAL COMMON STOCKS (Cost $186,567,946)		$248,624,606

SECURITIES LENDING COLLATERAL - 4.1%
John Hancock
Collateral Trust, 0.4639% (W)(Y)	1,033,464	10,340,113
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,339,792)		$10,340,113

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional U.S. Government
Money Market Fund, 0.2412% (Y)	486,036	$486,036
T. Rowe Price Reserve Investment
Fund, 0.3233% (Y)	1,459,432	1,459,432
		1,945,468
TOTAL SHORT-TERM INVESTMENTS (Cost $1,945,468)		$1,945,468
Total Investments (Small Company Value Fund)
(Cost $198,853,206) - 104.5%		$260,910,187
Other assets and liabilities, net - (4.5%)		(11,206,374)
TOTAL NET ASSETS - 100.0%		$249,703,813

Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.5%
Consumer discretionary - 12.5%
Auto components - 0.7%
Aisin Seiki Company, Ltd.	27,300	$1,092,449
American Axle &
Manufacturing Holdings, Inc. (I)	13,261	193,876
BorgWarner, Inc.	45,142	1,475,241
Bridgestone Corp.	92,800	3,249,078
Cheng Shin Rubber Industry Company, Ltd.	190,516	332,403
Cie Generale des Etablissements Michelin	26,867	2,423,561
Continental AG	14,720	2,929,830
Cooper Tire & Rubber Company	10,022	393,865
Cooper-Standard Holding, Inc. (I)	2,302	168,622
Dana Holding Corp.	66,225	823,839
Delphi Automotive PLC	60,690	4,046,809
Denso Corp.	69,400	2,572,983
Dorman Products, Inc. (I)	4,726	238,994
Drew Industries, Inc.	4,206	253,159
Federal-Mogul Holdings Corp. (I)	5,106	37,070
Fox Factory Holding Corp. (I)	2,905	43,372
Gentex Corp.	75,345	1,097,023
Gentherm, Inc. (I)	6,319	263,502
GKN PLC	196,704	747,787
Hankook Tire Company, Ltd. (I)	8,055	347,595
Hanon Systems	29,805	239,733
Horizon Global Corp. (I)	3,607	31,850
Hyundai Mobis Company, Ltd.	7,405	1,491,272
Hyundai Wia Corp.	1,737	153,831
Johnson Controls, Inc.	141,369	5,154,314
Koito Manufacturing Company, Ltd.	14,900	656,352
Linamar Corp.	6,697	292,530
Magna International, Inc.	56,293	2,184,318
Metaldyne Performance Group, Inc.	2,028	28,960
Modine Manufacturing Company (I)	8,931	84,666
Motorcar Parts of America, Inc. (I)	3,153	108,779
NGK Spark Plug Company, Ltd.	25,500	475,960
NHK Spring Company, Ltd.	22,600	206,288
NOK Corp.	13,600	219,200
Nokian Renkaat OYJ	15,517	508,622
Standard Motor Products, Inc.	3,423	103,067
Stanley Electric Company, Ltd.	20,300	450,499
Stoneridge, Inc. (I)	5,093	61,320
Strattec Security Corp.	594	30,555

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Sumitomo Electric Industries, Ltd.	107,600	$1,290,305
Sumitomo Rubber Industries, Ltd.	24,400	348,726
Superior Industries International, Inc.	4,278	84,491
Tenneco, Inc. (I)	10,069	458,341
The Goodyear Tire & Rubber Company	61,417	1,849,880
The Yokohama Rubber Company, Ltd.	14,500	231,202
Tower International, Inc.	3,782	81,162
Toyoda Gosei Company, Ltd.	9,300	177,757
Toyota Industries Corp.	23,200	975,566
Valeo SA	11,444	1,582,161
		42,292,765
Automobiles - 1.4%
Astra International Tbk PT	2,781,808	1,412,847
Bayerische Motoren Werke AG	44,306	3,599,334
Brilliance China Automotive Holdings, Ltd.	247,500	201,633
Byd Company, Ltd., H Shares (I)	52,494	260,274
Chongqing Changan Automobile Company, Ltd., Class B	77,000	135,576
Daihatsu Motor Company, Ltd.	27,400	380,469
Daimler AG	128,844	8,766,182
Dongfeng Motor Group Company, Ltd., H Shares	222,780	259,699
Ferrari NV (I)	17,776	688,226
Fiat Chrysler Automobiles NV	128,810	880,996
Ford Motor Company	831,192	10,398,212
Ford Otomotiv Sanayi AS	10,618	124,626
Fuji Heavy Industries, Ltd.	83,800	2,741,669
Geely Automobile Holdings, Ltd.	435,000	161,045
General Motors Company	299,247	8,809,832
Great Wall Motor Company, Ltd., H Shares	254,750	182,915
Guangzhou Automobile Group Company, Ltd., H Shares	181,219	156,541
Harley-Davidson, Inc.	42,440	1,832,135
Honda Motor Company, Ltd.	232,600	5,982,209
Hyundai Motor Company	16,727	1,994,877
Isuzu Motors, Ltd.	84,700	847,391
Kia Motors Corp.	28,600	1,065,280
Mahindra & Mahindra, Ltd., GDR	1,434	25,672
Mahindra & Mahindra, Ltd., GDR	21,771	389,755
Mazda Motor Corp.	77,000	1,071,588
Mitsubishi Motors Corp.	91,200	649,661
Nissan Motor Company, Ltd.	354,700	3,217,009
Peugeot SA (I)	63,782	956,958
Renault SA	27,683	2,524,252
Suzuki Motor Corp.	52,000	1,301,221
Tata Motors, Ltd., ADR (I)(L)	9,836	218,654
Thor Industries, Inc.	11,727	649,441
Tofas Turk Otomobil Fabrikasi AS	19,049	128,916
Toyota Motor Corp.	390,100	20,338,868
UMW Holdings BHD	81,700	137,524
Volkswagen AG	4,738	658,514
Winnebago Industries, Inc. (L)	4,670	87,469
Yamaha Motor Company, Ltd.	37,400	556,681
Yulon Motor Company, Ltd.	105,000	92,542
		83,886,693
Distributors - 0.1%
Core-Mark Holding Company, Inc.	4,069	299,600
Fenix Parts, Inc. (I)	2,338	11,643
Genuine Parts Company	30,256	2,727,578
Imperial Holdings, Ltd.	20,164	152,471
Jardine Cycle and Carriage, Ltd.	16,954	464,763
LKQ Corp. (I)	78,938	2,178,689

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Distributors (continued)
Pool Corp.	19,767	$1,586,697
VOXX International Corp. (I)	3,519	14,041
Weyco Group, Inc.	1,271	34,597
		7,470,079
Diversified consumer services - 0.1%
2U, Inc. (I)(L)	4,586	102,497
American Public Education, Inc. (I)	3,125	48,219
Apollo Education Group, Inc. (I)	16,225	132,883
Ascent Capital Group, Inc., Class A (I)	2,289	31,817
Benesse Holdings, Inc.	9,500	288,999
Bridgepoint Education, Inc. (I)	2,896	18,332
Bright Horizons Family Solutions, Inc. (I)	6,516	412,919
Cambium Learning Group, Inc. (I)	2,300	10,212
Capella Education Company	2,186	101,081
Career Education Corp. (I)	11,788	29,706
Carriage Services, Inc.	2,728	56,224
Chegg, Inc. (I)(L)	13,355	57,293
Collectors Universe, Inc.	1,202	19,172
DeVry Education Group, Inc. (L)	25,887	472,697
Estacio Participacoes SA	36,875	117,176
Graham Holdings Company, Class B	1,154	563,279
Grand Canyon Education, Inc. (I)	8,276	322,598
H&R Block, Inc.	61,354	2,017,320
Houghton Mifflin Harcourt Company (I)	23,851	448,637
K12, Inc. (I)	6,054	59,269
Kroton Educacional SA	168,080	417,317
Liberty Tax, Inc.	1,033	17,540
LifeLock, Inc. (I)	16,713	184,344
New Oriental Education & Technology Group, Inc., ADR	5,500	171,215
Regis Corp. (I)	6,305	90,351
Service Corp. International	50,772	1,194,157
Sotheby’s	26,295	598,211
Strayer Education, Inc. (I)	1,859	83,897
TAL Education Group, ADR (I)	1,700	87,975
Universal Technical Institute, Inc.	3,637	14,221
Weight Watchers International, Inc. (I)(L)	4,903	57,708
		8,227,266
Hotels, restaurants and leisure - 1.9%
Accor SA	30,258	1,282,527
Aristocrat Leisure, Ltd.	79,031	562,113
Belmond, Ltd., Class A (I)	16,556	152,150
Berjaya Sports Toto BHD	103,824	79,000
Biglari Holdings, Inc. (I)	288	106,191
BJ’s Restaurants, Inc. (I)	3,676	162,038
Bloomin’ Brands, Inc.	21,661	374,519
Bob Evans Farms, Inc.	3,801	163,101
Bojangles’, Inc. (I)	1,496	21,632
Boyd Gaming Corp. (I)(L)	14,000	242,480
Bravo Brio Restaurant Group, Inc. (I)	3,293	25,718
Brinker International, Inc.	15,463	770,057
Buffalo Wild Wings, Inc. (I)	8,204	1,301,565
Caesars Acquisition Company, Class A (I)	8,094	49,050
Caesars Entertainment Corp. (I)(L)	9,617	86,938
Carnival Corp.	110,851	5,316,414
Carnival PLC	21,143	1,044,490
Carrols Restaurant Group, Inc. (I)	6,286	83,415
Chipotle Mexican Grill, Inc. (I)	7,367	3,750,982
Churchill Downs, Inc.	2,296	311,384
Chuy’s Holdings, Inc. (I)	2,929	93,845
ClubCorp Holdings, Inc.	7,702	102,206
Compass Group PLC	187,611	3,289,272

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Cracker Barrel Old Country Store, Inc. (L)	9,500	$1,406,475
Crown Resorts, Ltd.	53,841	444,814
Darden Restaurants, Inc.	25,951	1,657,750
Dave & Buster’s Entertainment, Inc. (I)	3,910	144,318
Del Frisco’s Restaurant Group, Inc. (I)	4,038	62,347
Denny’s Corp. (I)	14,713	151,985
Diamond Resorts International, Inc. (I)(L)	7,075	154,164
DineEquity, Inc.	2,988	273,312
Domino’s Pizza, Inc.	14,128	1,879,589
Dunkin’ Brands Group, Inc.	23,951	1,115,638
El Pollo Loco Holdings, Inc. (I)(L)	2,592	33,463
Eldorado Resorts, Inc. (I)	5,159	51,642
Empire Resorts, Inc. (I)	514	6,363
Fiesta Restaurant Group, Inc. (I)	4,627	153,246
Flight Centre Travel Group, Ltd. (L)	8,149	239,746
Fogo De Chao, Inc. (I)	924	14,784
Galaxy Entertainment Group, Ltd.	302,000	1,013,043
Genting BHD	322,000	603,003
Genting Malaysia BHD	426,360	418,273
Genting Singapore PLC	862,900	462,880
InterContinental Hotels Group PLC	27,133	1,019,154
International Speedway Corp., Class A	11,887	409,983
Interval Leisure Group, Inc. (L)	6,671	86,389
Intrawest Resorts Holdings, Inc. (I)	3,160	27,018
Isle of Capri Casinos, Inc. (I)	3,952	44,855
J Alexander’s Holdings, Inc. (I)	2,268	23,542
Jack in the Box, Inc.	15,770	1,084,188
Jamba, Inc. (I)(L)	2,121	28,146
Jollibee Foods Corp.	57,810	266,140
Kangwon Land, Inc. (I)	12,817	427,702
Kona Grill, Inc. (I)	1,465	21,711
Krispy Kreme Doughnuts, Inc. (I)	11,062	161,948
La Quinta Holdings, Inc. (I)	16,518	179,385
Marriott International, Inc., Class A	48,446	3,301,595
Marriott Vacations Worldwide Corp.	4,510	273,081
McDonald’s Corp.	223,650	26,209,544
McDonald’s Holdings Company Japan, Ltd.	9,500	221,262
Melco Crown Entertainment, Ltd., ADR (L)	12,500	197,375
Merlin Entertainments PLC (S)	80,712	512,376
MGM China Holdings, Ltd.	123,600	141,264
Minor International PCL, Foreign Shares	232,830	235,045
Monarch Casino & Resort, Inc. (I)	1,753	35,270
Morgans Hotel Group Company (I)	4,522	6,693
Noodles & Company (I)(L)	2,062	26,455
Oriental Land Company, Ltd.	28,500	1,950,835
Paddy Power Betfair PLC	7,583	1,150,598
Panera Bread Company, Class A (I)	6,150	1,274,280
Papa John’s International, Inc.	5,079	295,344
Papa Murphy’s Holdings, Inc. (I)(L)	1,644	17,805
Paradise Company, Ltd.	4,440	52,525
Penn National Gaming, Inc. (I)	13,639	188,764
Pinnacle Entertainment, Inc. (I)	10,587	306,070
Planet Fitness, Inc., Class A (I)(L)	2,970	42,560
Popeyes Louisiana Kitchen, Inc. (I)	3,947	215,072
Potbelly Corp. (I)(L)	4,143	51,995
Red Robin Gourmet Burgers, Inc. (I)	2,403	156,435
Restaurant Brands International, Inc. (L)	27,756	974,024
Royal Caribbean Cruises, Ltd.	38,881	2,891,580
Ruby Tuesday, Inc. (I)	11,290	59,724
Ruth’s Hospitality Group, Inc.	6,386	112,202
Sands China, Ltd.	312,052	1,106,587
Scientific Games Corp., Class A (I)(L)	8,887	75,628
SeaWorld Entertainment, Inc.	11,919	215,615

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Shake Shack, Inc., Class A (I)(L)	1,000	$41,630
Shangri-La Asia, Ltd.	160,500	151,883
SJM Holdings, Ltd.	256,384	155,968
Sodexo	13,578	1,377,233
Sonic Corp.	8,934	262,392
Speedway Motorsports, Inc.	1,939	35,329
Starbucks Corp.	359,099	20,903,153
Starwood Hotels & Resorts Worldwide, Inc.	41,990	2,901,929
Tabcorp Holdings, Ltd.	121,066	369,862
Tatts Group, Ltd.	213,697	591,365
Texas Roadhouse, Inc.	12,191	508,487
The Cheesecake Factory, Inc. (L)	20,095	1,002,741
The Habit Restaurants, Inc., Class A (I)(L)	2,155	44,781
The Marcus Corp.	3,704	69,191
The Wendy’s Company	57,138	535,383
Tsogo Sun Holdings, Ltd.	40,571	54,095
Tui AG	56,888	843,141
Vail Resorts, Inc.	6,335	807,142
Whitbread PLC	20,609	1,118,595
William Hill PLC	100,886	573,773
Wingstop, Inc. (I)(L)	1,224	29,156
Wyndham Worldwide Corp.	28,861	2,102,235
Wynn Macau, Ltd.	202,550	233,151
Wynn Resorts, Ltd. (L)	20,518	1,692,325
Yum! Brands, Inc.	104,921	7,603,625
Zoe’s Kitchen, Inc. (I)(L)	3,314	115,758
		119,860,009
Household durables - 0.7%
Arcelik AS	35,939	231,479
Barratt Developments PLC	114,242	933,299
Bassett Furniture Industries, Inc.	1,864	57,747
Beazer Homes USA, Inc. (I)	5,508	40,319
CalAtlantic Group, Inc.	33,049	1,002,707
Casio Computer Company, Ltd. (L)	28,800	530,468
Cavco Industries, Inc. (I)	1,578	128,039
Century Communities, Inc. (I)	2,805	44,151
Coway Company, Ltd.	5,881	463,290
CSS Industries, Inc.	1,584	42,879
D.R. Horton, Inc.	58,587	1,565,445
Electrolux AB, Series B	33,754	791,177
Ethan Allen Interiors, Inc.	4,414	125,931
Flexsteel Industries, Inc.	1,086	44,341
Garmin, Ltd. (L)	23,741	961,748
Green Brick Partners, Inc. (I)(L)	3,719	22,723
Haier Electronics Group Company, Ltd.	103,000	153,984
Hanssem Company, Ltd.	1,028	211,614
Harman International Industries, Inc.	12,623	967,932
Helen of Troy, Ltd. (I)	5,002	476,991
Hooker Furniture Corp.	1,918	61,223
Hovnanian Enterprises, Inc., Class A (I)(L)	21,987	33,200
Husqvarna AB, B Shares	58,419	370,134
Iida Group Holdings Company, Ltd.	21,000	384,371
Installed Building Products, Inc. (I)	3,445	76,961
iRobot Corp. (I)	5,144	161,213
Jarden Corp. (I)	53,529	2,830,614
KB Home (L)	37,296	455,011
La-Z-Boy, Inc.	9,052	220,416
Leggett & Platt, Inc.	28,514	1,273,435
Lennar Corp., Class A	30,195	1,266,378
LG Electronics, Inc.	11,591	607,721
LGI Homes, Inc. (I)(L)	2,401	57,000
Libbey, Inc.	3,777	62,812
Lifetime Brands, Inc.	2,164	25,881

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
M/I Homes, Inc. (I)	4,266	$74,954
MDC Holdings, Inc.	16,656	368,264
Meritage Homes Corp. (I)	6,989	226,933
Mohawk Industries, Inc. (I)	11,184	2,010,100
NACCO Industries, Inc., Class A	688	33,994
Newell Rubbermaid, Inc. (L)	50,480	1,918,745
Nikon Corp.	48,600	739,613
NVR, Inc. (I)	950	1,555,150
Panasonic Corp.	315,000	2,651,147
Persimmon PLC	35,048	1,059,200
PulteGroup, Inc.	55,174	948,441
Rinnai Corp.	5,200	447,211
Sekisui Chemical Company, Ltd.	59,400	657,899
Sekisui House, Ltd.	86,100	1,401,270
Skullcandy, Inc. (I)	4,607	16,309
Sony Corp.	180,100	3,784,714
Steinhoff International Holdings NV	146,939	786,450
Steinhoff International Holdings NV	117,850	629,058
Taylor Morrison Home Corp., Class A (I)	5,631	78,327
Taylor Wimpey PLC	373,324	961,834
Techtronic Industries Company	176,000	672,398
Tempur Sealy International, Inc. (I)	16,088	927,795
The New Home Company, Inc. (I)	2,008	20,180
Toll Brothers, Inc. (I)	42,052	1,154,327
TRI Pointe Group, Inc. (I)	65,710	677,470
Tupperware Brands Corp.	13,038	651,378
Universal Electronics, Inc. (I)	2,505	133,116
WCI Communities, Inc. (I)	2,724	46,989
Whirlpool Corp.	14,763	2,292,989
William Lyon Homes, Class A (I)(L)	3,377	40,051
ZAGG, Inc. (I)	5,112	53,267
		43,702,207
Internet and catalog retail - 1.2%
1-800-Flowers.com, Inc., Class A (I)	4,711	36,793
Amazon.com, Inc. (I)	78,421	43,329,171
B2W Cia Digital (I)	11,215	32,258
Blue Nile, Inc.	2,026	52,798
Ctrip.com International, Ltd., ADR (I)(L)	11,800	482,856
Duluth Holdings, Inc. (I)	1,302	21,548
Etsy, Inc. (I)	3,475	27,592
EVINE Live, Inc. (I)	9,365	4,768
Expedia, Inc.	23,191	2,414,415
FTD Companies, Inc. (I)	3,099	72,052
HSN, Inc.	13,986	742,517
JD.com, Inc., ADR (I)(L)	14,100	362,511
Lands’ End, Inc. (I)	2,799	67,344
Liberty TripAdvisor Holdings, Inc., Class A (I)	13,082	266,742
Netflix, Inc. (I)	88,425	8,259,779
Nutrisystem, Inc.	4,960	100,936
Overstock.com, Inc. (I)	2,044	29,842
PetMed Express, Inc. (L)	3,975	65,588
Qunar Cayman Islands, Ltd., ADR (I)(L)	2,200	81,598
Rakuten, Inc.	132,600	1,261,467
Shutterfly, Inc. (I)	6,137	272,728
The Priceline Group, Inc. (I)	10,200	12,905,142
TripAdvisor, Inc. (I)	22,396	1,401,990
Vipshop Holdings, Ltd., ADR (I)	16,400	182,204
Wayfair, Inc., Class A (I)(L)	3,429	133,628
Zalando SE (I)	11,559	360,284
		72,968,551
Leisure products - 0.2%
Arctic Cat, Inc.	2,457	42,948

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Bandai Namco Holdings, Inc.	25,300	$504,201
Black Diamond, Inc. (I)	4,147	17,832
Brunswick Corp.	23,429	996,670
Callaway Golf Company	14,124	125,562
Escalade, Inc.	2,015	25,389
Giant Manufacturing Company, Ltd.	33,000	209,729
Hasbro, Inc.	21,013	1,594,256
JAKKS Pacific, Inc. (I)(L)	3,017	21,843
Johnson Outdoors, Inc., Class A	867	19,013
Malibu Boats, Inc., Class A (I)	3,076	47,524
Mattel, Inc.	67,356	2,190,417
MCBC Holdings, Inc. (I)	1,192	15,830
Merida Industry Company, Ltd.	26,100	118,667
Nautilus, Inc. (I)	5,355	90,446
Performance Sports Group, Ltd. (I)	7,726	58,718
Polaris Industries, Inc. (L)	15,705	1,380,627
Sankyo Company, Ltd.	7,000	257,013
Sega Sammy Holdings, Inc.	26,600	281,293
Shimano, Inc.	11,200	1,751,456
Smith & Wesson Holding Corp. (I)	9,167	232,475
Sturm Ruger & Company, Inc. (L)	3,220	226,398
Vista Outdoor, Inc. (I)	16,256	801,421
Yamaha Corp.	23,900	666,246
		11,675,974
Media - 2.5%
Alibaba Pictures Group, Ltd. (I)	830,000	171,676
Altice NV, Class A (I)	49,980	716,939
Altice NV, Class B (I)	14,337	209,714
AMC Entertainment Holdings, Inc., Class A	3,705	89,031
AMC Networks, Inc., Class A (I)	15,811	1,036,253
Astro Malaysia Holdings BHD	223,700	145,202
Axel Springer AG	5,958	301,097
BEC World PCL	134,100	118,391
Cable One, Inc.	1,143	489,856
Cablevision Systems Corp., Class A	41,058	1,335,617
Carmike Cinemas, Inc. (I)	4,314	94,649
CBS Corp., Class B	83,953	4,061,646
Central European Media
Enterprises, Ltd., Class A (I)(L)	14,760	36,310
Cheil Worldwide, Inc.	8,551	117,238
Cinemark Holdings, Inc.	27,141	898,367
CJ E&M Corp.	2,081	125,229
Comcast Corp., Class A	478,379	27,616,820
Crown Media Holdings, Inc., Class A (I)	6,000	26,340
Cumulus Media, Inc., Class A (I)	24,009	6,002
Cyfrowy Polsat SA (I)	13,784	79,262
Daily Journal Corp. (I)(L)	178	34,676
Dentsu, Inc.	30,900	1,436,218
Discovery
Communications, Inc., Series A (I)(L)	26,762	669,050
Discovery Communications, Inc., Series C (I)	54,292	1,338,298
DreamWorks Animation
SKG, Inc., Class A (I)	31,580	810,343
Entercom Communications Corp., Class A (I)	4,294	49,080
Entravision Communications Corp., Class A	10,932	84,395
Eros International PLC (I)(L)	4,799	38,344
Eutelsat Communications	24,516	742,469
Global Eagle Entertainment, Inc. (I)	7,819	70,293
Global Mediacom Tbk PT	1,144,900	74,852
Gray Television, Inc. (I)	10,877	125,521
Grupo Televisa SAB	353,500	1,818,975
Hakuhodo DY Holdings, Inc.	33,300	376,263
Harte-Hanks, Inc.	9,900	30,591

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Hemisphere Media Group, Inc. (I)(L)	1,766	$24,441
IMAX Corp. (I)	10,549	311,301
ITV PLC	434,388	1,496,015
JCDecaux SA (I)	10,695	419,501
John Wiley & Sons, Inc., Class A	12,704	553,005
Journal Media Group, Inc.	4,010	48,200
Kabel Deutschland Holding AG	2,961	366,408
Lagardere SCA	16,997	490,119
Live Nation Entertainment, Inc. (I)	37,485	824,295
Loral Space & Communications, Inc. (I)	2,297	73,642
MDC Partners, Inc., Class A	7,465	159,154
Media General, Inc. (I)	16,910	281,044
Media Nusantara Citra Tbk PT	787,800	109,419
Meredith Corp.	16,122	701,146
Naspers, Ltd., N Shares	44,025	5,205,530
National CineMedia, Inc.	10,704	160,025
New Media Investment Group, Inc.	7,671	119,898
News Corp., Class A	61,599	666,501
News Corp., Class B	28,672	327,148
Nexstar Broadcasting Group, Inc., Class A	5,383	240,512
Numericable Group SA	15,779	575,725
Omnicom Group, Inc.	47,171	3,670,376
Pearson PLC	94,427	1,121,625
ProSiebenSat.1 Media AG	29,278	1,496,486
Publicis Groupe SA	27,209	1,686,197
REA Group, Ltd. (L)	7,769	287,047
Reading International, Inc., Class A (I)	3,311	33,309
RELX NV	133,399	2,191,316
RELX PLC	126,606	2,178,418
RTL Group SA	5,178	432,914
Saga Communications, Inc., Class A	633	23,756
Schibsted ASA	9,695	266,121
Schibsted ASA, Class B (I)	10,297	270,652
Scholastic Corp.	4,551	159,422
Scripps Networks Interactive, Inc., Class A	17,298	1,024,734
SES SA	47,011	1,232,689
SFX Entertainment, Inc. (I)	8,025	185
Shaw Communications, Inc., Class B (L)	55,127	954,638
Sinclair Broadcast Group, Inc., Class A	11,629	358,987
Singapore Press Holdings, Ltd.	221,100	584,674
Sizmek, Inc. (I)	4,614	15,042
Sky PLC	117,042	1,690,350
Surya Citra Media Tbk PT	799,400	173,146
TEGNA, Inc.	41,951	1,033,673
Telenet Group Holding NV (I)	7,186	376,947
The EW Scripps Company, Class A	10,180	175,707
The Interpublic Group of Companies, Inc.	77,120	1,649,597
The New York Times Company, Class A	56,569	711,072
The Walt Disney Company	296,223	28,295,221
Thomson Reuters Corp.	48,152	1,764,150
Time Warner Cable, Inc.	55,128	10,521,730
Time Warner, Inc.	155,013	10,261,861
Time, Inc.	47,212	665,689
Toho Company, Ltd.	16,200	396,429
Townsquare Media Inc., Class A (I)	1,272	12,402
Tribune Publishing Company	5,015	42,076
Twenty-First Century Fox, Inc., Class A	231,336	6,250,699
Twenty-First Century Fox, Inc., Class B	85,175	2,313,353
Viacom, Inc., Class B	71,856	2,647,894
Vivendi SA	167,425	3,472,936
Wolters Kluwer NV	40,437	1,523,577
World Wrestling
Entertainment, Inc., Class A (L)	5,183	86,660

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
WPP PLC	147,512	$3,106,958
		153,688,751
Multiline retail - 0.6%
Big Lots, Inc.	21,442	867,329
Canadian Tire Corp., Ltd., Class A	9,983	970,557
Dollar General Corp.	59,357	4,407,257
Dollar Tree, Inc. (I)	46,547	3,735,397
Dollarama, Inc.	16,653	969,394
Don Quijote Company, Ltd.	16,900	564,906
El Puerto de Liverpool SAB de CV	26,800	296,692
Fred’s, Inc., Class A	6,335	90,527
Harvey Norman Holding, Ltd.	81,443	277,039
Hyundai Department Store Company, Ltd.	1,645	179,964
Isetan Mitsukoshi Holdings, Ltd.	50,740	589,853
J Front Retailing Company, Ltd.	34,400	401,358
J.C. Penney Company, Inc. (I)(L)	78,596	801,679
Kohl’s Corp.	37,290	1,740,324
Lojas Americanas SA	21,253	63,565
Lojas Renner SA	76,860	344,531
Lotte Shopping Company, Ltd.	1,195	241,822
Macy’s, Inc.	64,474	2,785,922
Marks & Spencer Group PLC	188,229	1,106,951
Marui Group Company, Ltd.	31,800	435,871
Matahari Department Store Tbk PT	318,800	440,721
Next PLC	16,329	1,529,942
Nordstrom, Inc. (L)	26,556	1,362,854
Ollie’s Bargain Outlet Holdings, Inc. (I)(L)	1,698	34,300
Ryohin Keikaku Company, Ltd.	3,400	692,607
SACI Falabella	60,924	390,936
Shinsegae Company, Ltd.	714	122,623
Takashimaya Company, Ltd.	41,000	328,065
Target Corp.	123,937	9,722,858
Tuesday Morning Corp. (I)	7,521	50,616
Woolworths Holdings, Ltd.	109,257	555,360
		36,101,820
Specialty retail - 2.0%
Aaron’s, Inc.	16,618	382,048
ABC-Mart, Inc.	3,900	224,165
Abercrombie & Fitch Company, Class A (L)	29,615	860,316
Advance Auto Parts, Inc.	13,922	2,066,582
America’s Car-Mart, Inc. (I)	1,649	41,456
American Eagle Outfitters, Inc. (L)	80,249	1,224,600
Asbury Automotive Group, Inc. (I)	4,413	257,719
Ascena Retail Group, Inc. (I)(L)	74,136	626,449
AutoNation, Inc. (I)	13,406	690,007
AutoZone, Inc. (I)	6,216	4,814,727
Barnes & Noble Education, Inc. (I)	5,365	57,298
Barnes & Noble, Inc.	8,703	84,419
Bed Bath & Beyond, Inc. (I)	36,096	1,730,803
Best Buy Company, Inc.	64,807	2,099,099
Big 5 Sporting Goods Corp.	3,634	49,786
Boot Barn Holdings, Inc. (I)	2,154	21,885
Build-A-Bear Workshop, Inc. (I)	2,583	36,885
Burlington Stores, Inc. (I)	13,137	736,460
Cabela’s, Inc. (I)	12,845	616,303
Caleres, Inc.	7,478	211,927
CarMax, Inc. (I)(L)	37,632	1,740,856
Chico’s FAS, Inc.	60,923	777,377
Christopher & Banks Corp. (I)	6,436	9,075
Citi Trends, Inc.	2,973	54,971
Conn’s, Inc. (I)(L)	4,238	71,919
CST Brands, Inc.	19,453	631,055

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Destination XL Group, Inc. (I)	7,061	$31,421
Dick’s Sporting Goods, Inc.	23,289	989,084
Dixons Carphone PLC	111,888	674,948
Dufry AG (I)	5,109	533,062
Express, Inc. (I)	14,889	256,537
Fast Retailing Company, Ltd.	7,600	2,108,588
Five Below, Inc. (I)	9,541	365,897
Foot Locker, Inc.	35,486	2,217,875
Francesca’s Holdings Corp. (I)	7,247	131,026
GameStop Corp., Class A (L)	23,238	716,195
Genesco, Inc. (I)	4,125	272,168
GOME Electrical Appliances Holdings, Ltd.	976,795	129,390
Group 1 Automotive, Inc.	4,065	226,664
Guess?, Inc.	27,627	589,836
Haverty Furniture Companies, Inc.	3,693	71,792
Hennes & Mauritz AB, B Shares	133,207	4,316,766
Hibbett Sports, Inc. (I)	3,974	141,077
Hikari Tsushin, Inc.	2,700	190,661
Home Product Center PCL	566,873	114,457
Hotai Motor Company, Ltd.	31,000	319,104
Hotel Shilla Company, Ltd. (L)	3,650	186,823
Industria de Diseno Textil SA	132,259	4,080,844
Kingfisher PLC	259,486	1,198,644
Kirkland’s, Inc.	3,147	44,971
L Brands, Inc.	52,834	4,479,795
Lithia Motors, Inc., Class A	3,969	368,006
Lowe’s Companies, Inc.	187,569	12,666,535
Lumber Liquidators Holdings, Inc. (I)	4,600	52,118
MarineMax, Inc. (I)	4,687	83,147
Mattress Firm Holding Corp. (I)(L)	3,514	158,235
Monro Muffler Brake, Inc.	5,566	380,547
Mr. Price Group, Ltd.	26,574	276,939
Murphy USA, Inc. (I)	10,127	644,989
Nitori Holdings Company, Ltd.	10,600	814,141
O’Reilly Automotive, Inc. (I)	19,546	5,088,215
Office Depot, Inc. (I)	126,918	644,743
Outerwall, Inc. (L)	3,140	97,937
Party City Holdco, Inc. (I)(L)	4,317	42,695
Pier 1 Imports, Inc.	15,614	77,133
Rent-A-Center, Inc.	9,067	115,786
Restoration Hardware Holdings, Inc. (I)	5,819	221,064
Ross Stores, Inc.	80,073	4,402,414
Sanrio Company, Ltd.	7,000	137,052
Select Comfort Corp. (I)	8,929	159,829
Shimamura Company, Ltd.	3,200	354,013
Shoe Carnival, Inc.	2,821	66,491
Signet Jewelers, Ltd.	17,918	1,942,311
Sonic Automotive, Inc., Class A	5,674	108,657
Sports Direct International PLC (I)	32,166	180,106
Sportsman’s Warehouse Holdings, Inc. (I)	3,106	40,285
Stage Stores, Inc. (L)	5,503	46,225
Staples, Inc.	148,018	1,398,770
Stein Mart, Inc.	5,444	40,340
Tailored Brands, Inc.	8,222	126,948
The Buckle, Inc. (L)	4,847	154,135
The Cato Corp., Class A	4,635	167,787
The Children’s Place, Inc.	3,541	241,284
The Container Store Group, Inc. (I)	2,994	16,198
The Finish Line, Inc., Class A	7,969	145,195
The Foschini Group, Ltd.	22,988	168,539
The Gap, Inc. (L)	50,458	1,395,164
The Home Depot, Inc.	258,063	32,030,780
The TJX Companies, Inc.	134,516	9,967,636

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Tiffany & Company	21,387	$1,389,727
Tile Shop Holdings, Inc. (I)	4,845	61,144
Tilly’s, Inc., Class A (I)	1,884	13,546
Tractor Supply Company	28,512	2,411,260
Truworths International, Ltd.	47,434	256,103
Urban Outfitters, Inc. (I)	13,126	347,708
USS Company, Ltd.	31,300	492,643
Via Varejo SA	12,303	13,266
Vitamin Shoppe, Inc. (I)	5,103	140,792
West Marine, Inc. (I)	3,795	31,043
Williams-Sonoma, Inc.	21,670	1,129,224
Winmark Corp.	446	43,217
Yamada Denki Company, Ltd.	96,500	473,951
Zumiez, Inc. (I)	3,552	73,384
		126,405,209
Textiles, apparel and luxury goods - 1.1%
adidas AG	27,996	2,983,774
ANTA Sports Products, Ltd.	82,000	185,323
Asics Corp.	22,800	414,864
Belle International Holdings, Ltd.	381,888	248,668
Burberry Group PLC	51,073	932,524
Carter’s, Inc.	13,441	1,366,009
CCC SA	1,731	64,781
Cherokee, Inc. (I)	1,710	29,104
Christian Dior SA	7,852	1,380,798
Cie Financiere Richemont SA	67,269	4,271,625
Coach, Inc.	49,179	1,915,030
Columbia Sportswear Company	5,020	298,790
Crocs, Inc. (I)	13,174	128,973
Culp, Inc.	1,758	44,794
Deckers Outdoor Corp. (I)	14,115	798,344
Eclat Textile Company, Ltd.	22,720	285,762
Feng TAY Enterprise Company, Ltd.	37,900	204,915
Formosa Taffeta Company, Ltd.	94,000	85,383
Fossil Group, Inc. (I)(L)	12,182	571,458
G-III Apparel Group, Ltd. (I)	6,963	367,298
Gildan Activewear, Inc.	31,667	818,708
Hanesbrands, Inc.	68,130	1,941,024
Hermes International SA	3,801	1,296,996
Hugo Boss AG	8,950	509,052
Iconix Brand Group, Inc. (I)(L)	8,219	71,505
Kate Spade & Company (I)	32,848	651,047
Kering	10,911	1,898,435
Li & Fung, Ltd.	753,200	425,058
LPP SA	97	122,650
Luxottica Group SpA	24,097	1,375,570
LVMH Moet Hennessy Louis Vuitton SA	40,240	6,685,368
Michael Kors Holdings, Ltd. (I)	33,801	1,914,827
Movado Group, Inc.	2,963	86,549
NIKE, Inc., Class B	250,533	15,430,327
Oxford Industries, Inc.	2,481	180,195
Pandora A/S	14,948	1,887,004
Pegas Nonwovens SA	553	15,839
Perry Ellis International, Inc. (I)	2,279	42,093
Pou Chen Corp.	263,000	324,334
PVH Corp.	15,944	1,261,968
Ralph Lauren Corp.	10,402	944,086
Ruentex Industries, Ltd.	65,000	114,195
Sequential Brands Group, Inc. (I)(L)	8,201	57,161
Shenzhou International Group Holdings, Ltd.	46,000	235,496
Skechers U.S.A., Inc., Class A (I)	33,582	1,105,519
Steven Madden, Ltd. (I)	9,822	345,734
Superior Uniform Group, Inc.	1,289	22,880

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
The Swatch Group AG	6,374	$442,684
The Swatch Group AG, Bearer Shares (L)	3,971	1,375,088
Tumi Holdings, Inc. (I)	9,574	189,087
Under Armour, Inc., Class A (I)(L)	34,552	2,891,657
Unifi, Inc. (I)	2,703	60,574
Vera Bradley, Inc. (I)	3,784	62,928
VF Corp.	64,243	4,182,862
Vince Holding Corp. (I)	2,609	16,854
Wolverine World Wide, Inc.	17,988	340,513
Yue Yuen Industrial Holdings, Ltd.	94,000	334,180
		66,238,264
		772,517,588
Consumer staples - 9.3%
Beverages - 2.0%
AMBEV SA	571,205	2,509,259
Anadolu Efes Biracilik Ve Malt Sanayii AS	31,684	183,400
Anheuser-Busch InBev NV	112,011	12,531,418
Arca Continental SAB de CV	57,400	350,194
Asahi Group Holdings, Ltd.	55,200	1,622,168
Brown-Forman Corp., Class B	18,065	1,778,861
Carlsberg A/S, Class B	14,482	1,248,862
Castle Brands Inc (I)	11,788	9,775
Cia Cervecerias Unidas SA	17,851	175,480
Coca-Cola Amatil, Ltd.	83,621	506,418
Coca-Cola Bottling Company Consolidated	801	139,951
Coca-Cola Enterprises, Inc.	37,824	1,834,842
Coca-Cola Femsa SAB de CV, Series L	72,100	528,521
Coca-Cola HBC AG (I)	22,929	435,959
Coca-Cola Icecek AS	11,787	131,210
Constellation Brands, Inc., Class A	32,720	4,627,590
Craft Brew Alliance, Inc. (I)	1,709	14,133
Diageo PLC	286,500	7,363,154
Dr. Pepper Snapple Group, Inc.	33,590	3,074,493
Fomento Economico Mexicano SAB de CV	266,500	2,497,427
Heineken Holding NV	13,604	985,266
Heineken NV	30,979	2,486,162
Kirin Holdings Company, Ltd.	117,400	1,546,496
Lotte Chilsung Beverage Company, Ltd. (I)	67	112,537
MGP Ingredients, Inc.	1,770	41,400
Molson Coors Brewing Company, Class B	32,669	2,785,686
Monster Beverage Corp. (I)	28,248	3,545,124
National Beverage Corp. (I)	2,028	77,105
PepsiCo, Inc.	267,654	26,181,914
Pernod Ricard SA	30,581	3,253,024
Remy Cointreau SA	3,509	242,178
SABMiller PLC	110,596	6,400,692
Suntory Beverage & Food, Ltd.	19,800	838,900
The Boston Beer Company, Inc., Class A (I)	4,090	769,370
The Coca-Cola Company	716,598	30,906,872
Treasury Wine Estates, Ltd.	108,521	744,956
Tsingtao Brewery Company, Ltd., H Shares	28,800	104,044
		122,584,841
Food and staples retailing - 1.9%
Aeon Company, Ltd.	93,300	1,223,506
Alimentation Couche-Tard, Inc., Class B	57,497	2,601,601
BGF retail Co, Ltd.	944	123,926
BIM Birlesik Magazalar AS	32,152	592,675
Carrefour SA	79,765	2,109,903
Casey’s General Stores, Inc.	16,907	1,784,872
Casino Guichard Perrachon SA (L)	8,150	366,929
Cencosud SA	160,816	348,625

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
China Resources Enterprises, Ltd.	100,855	$163,415
Colruyt SA	9,659	517,808
Costco Wholesale Corp.	77,192	11,581,116
CP ALL PCL	592,600	718,223
CVS Health Corp.	194,207	18,871,094
Delhaize Group SA	14,418	1,458,031
Distribuidora Internacional de Alimentacion SA	75,445	378,129
Dongsuh Company, Inc.	3,815	90,992
E-Mart Company, Ltd.	2,265	322,138
Empire Company, Ltd.	23,305	450,942
Eurocash SA	6,095	75,619
FamilyMart Company, Ltd.	8,400	403,372
George Weston, Ltd.	7,017	571,266
Grupo Comercial Chedraui SA de CV	48,800	129,200
GS Retail Company, Ltd.	2,940	121,046
ICA Gruppen AB (L)	10,859	322,991
Ingles Markets, Inc., Class A	2,345	79,097
J Sainsbury PLC (L)	153,259	539,430
Jeronimo Martins SGPS SA	31,380	442,916
Koninklijke Ahold NV	111,813	2,448,411
La Comer SAB de CV (I)	59,200	57,110
Lawson, Inc.	9,300	717,070
Loblaw Companies, Ltd.	31,125	1,581,095
Massmart Holdings, Ltd.	11,995	80,789
Metro AG	23,854	583,749
Metro, Inc.	33,663	1,075,823
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	1,698	34,164
Performance Food Group Company (I)	2,892	71,519
Pick n Pay Stores, Ltd.	26,983	95,745
President Chain Store Corp.	69,000	466,524
PriceSmart, Inc.	3,441	265,852
Raia Drogasil SA	25,686	294,309
Seven & I Holdings Company, Ltd.	107,500	4,286,147
Shoprite Holdings, Ltd.	50,635	491,064
Smart & Final Stores, Inc. (I)	4,312	70,070
SpartanNash Company	6,467	177,519
Sprouts Farmers Market, Inc. (I)	36,332	1,034,735
Sun Art Retail Group, Ltd.	196,000	118,428
SUPERVALU, Inc. (I)	114,036	582,724
Sysco Corp.	89,179	3,935,469
Tesco PLC (I)	925,511	2,310,089
The Andersons, Inc.	4,956	133,069
The Chefs’ Warehouse, Inc. (I)	3,560	67,177
The Fresh Market, Inc. (I)(L)	7,384	170,349
The Jean Coutu Group PJC, Inc.	11,459	172,774
The Kroger Company	166,416	6,641,663
The SPAR Group, Ltd.	18,185	204,380
United Natural Foods, Inc. (I)	21,645	667,965
Village Super Market, Inc., Class A	1,174	31,123
Wal-Mart de Mexico SAB de CV	758,300	1,785,539
Wal-Mart Stores, Inc.	272,065	18,048,792
Walgreens Boots Alliance, Inc.	153,184	12,092,345
Weis Markets, Inc.	1,927	80,221
Wesfarmers, Ltd.	164,942	4,590,282
Whole Foods Market, Inc.	58,527	1,832,480
WM Morrison Supermarkets PLC	252,556	695,438
Woolworths, Ltd.	185,909	3,029,522
		117,410,386
Food products - 2.1%
Ajinomoto Company, Inc.	81,000	1,984,877
Alico, Inc.	678	16,231

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Amplify Snack Brands, Inc. (I)(L)	2,671	$27,485
Archer-Daniels-Midland Company	108,600	3,796,656
Aryzta AG (I)	11,078	526,525
Associated British Foods PLC	40,454	1,905,646
Astra Agro Lestari Tbk PT	61,120	67,803
B&G Foods, Inc.	10,109	349,670
Barry Callebaut AG (I)	282	295,599
BRF SA	79,510	1,017,747
Cal-Maine Foods, Inc. (L)	5,489	293,003
Calavo Growers, Inc.	2,558	137,006
Calbee, Inc.	10,500	425,004
Campbell Soup Company	35,018	2,162,362
Charoen Pokphand Foods PCL	466,900	248,490
Charoen Pokphand Indonesia Tbk PT	1,019,003	257,190
China Huishan Dairy
Holdings Company, Ltd. (L)	516,500	193,894
China Mengniu Dairy Company, Ltd.	225,996	324,686
Chocoladefabriken Lindt & Sprungli AG	125	713,963
Chocoladefabriken Lindt & Sprungli AG	13	892,055
CJ CheilJedang Corp.	863	252,354
ConAgra Foods, Inc.	81,120	3,411,907
Danone SA	84,893	5,904,133
Darling Ingredients, Inc. (I)	29,007	261,353
Dean Foods Company (L)	40,225	775,940
Diamond Foods, Inc. (I)	4,539	170,485
Farmer Brothers Company (I)	1,509	39,777
Felda Global Ventures Holdings BHD	205,300	74,663
Flowers Foods, Inc.	48,257	826,642
Fresh Del Monte Produce, Inc.	5,883	235,967
Freshpet, Inc. (I)	3,915	26,035
General Mills, Inc.	109,392	6,437,719
Genting Plantations BHD	34,200	88,180
Golden Agri-Resources, Ltd.	986,540	259,595
Gruma SAB de CV, Class B	27,800	444,769
Grupo Bimbo SAB de CV, Series A (I)	240,600	687,959
Grupo Lala SAB de CV	89,100	208,326
Hormel Foods Corp.	50,001	2,125,543
Imperial Pacific
International Holdings, Ltd. (I)(L)	4,620,000	74,838
Indofood CBP Sukses Makmur Tbk PT	158,200	186,126
Indofood Sukses Makmur Tbk PT	598,217	315,044
Ingredion, Inc.	18,489	1,871,457
Inventure Foods, Inc. (I)	4,278	26,181
IOI Corp. BHD	414,300	463,004
J&J Snack Foods Corp.	2,634	291,821
JBS SA	87,081	247,220
John B. Sanfilippo & Son, Inc.	1,470	102,312
Kellogg Company	45,997	3,404,698
Kerry Group PLC, Class A	12,300	1,072,809
Kerry Group PLC, Class A	2,564	224,491
Keurig Green Mountain, Inc.	20,305	1,866,842
Kikkoman Corp.	21,000	691,004
Kuala Lumpur Kepong BHD	60,900	344,627
Lancaster Colony Corp.	8,229	837,465
Landec Corp. (I)	5,251	52,983
Lifeway Foods, Inc. (I)	805	9,088
Limoneira Company (L)	1,984	27,697
Lotte Confectionery Company, Ltd. (I)	61	118,357
M Dias Branco SA	4,634	73,211
McCormick & Company, Inc.	19,977	1,863,055
Mead Johnson Nutrition Company	34,159	2,519,568
MEIJI Holdings Company, Ltd.	17,400	1,395,937
Mondelez International, Inc., Class A	293,874	11,910,713

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Nestle SA	410,699	$28,720,569
NH Foods, Ltd.	25,000	526,009
Nisshin Seifun Group, Inc.	30,400	496,791
Nissin Food Products Company, Ltd.	9,200	422,260
Omega Protein Corp. (I)	3,768	89,490
Orion Corp.	391	289,995
Orkla ASA	99,839	823,587
Ottogi Corp.	132	122,368
Pioneer Foods, Ltd.	14,142	115,533
Post Holdings, Inc. (I)	26,799	1,861,459
PPB Group BHD	67,400	256,388
Sanderson Farms, Inc. (L)	3,909	356,735
Saputo, Inc. (L)	35,019	1,019,770
Seaboard Corp. (I)	32	93,600
Seneca Foods Corp., Class A (I)	1,333	44,336
Snyder’s-Lance, Inc. (L)	31,077	1,016,529
Standard Foods Corp.	46,016	114,036
Tate & Lyle PLC	52,496	426,564
Thai Union Group PCL	263,800	147,127
The Hain Celestial Group, Inc. (I)	26,684	986,507
The Hershey Company	27,259	2,477,571
The J.M. Smucker Company	21,759	2,775,796
The Kraft Heinz Company	108,674	8,370,071
The WhiteWave Foods Company (I)	45,539	1,763,270
Tiger Brands, Ltd.	18,038	331,917
Tingyi Cayman Islands Holding Corp.	162,000	152,547
Tootsie Roll Industries, Inc. (L)	7,956	265,094
Toyo Suisan Kaisha, Ltd.	12,700	455,006
TreeHouse Foods, Inc. (I)	21,494	1,814,523
Tyson Foods, Inc., Class A	51,831	3,356,057
Ulker Biskuvi Sanayi AS	22,924	139,134
Uni-President Enterprises Corp.	588,943	1,014,156
Universal Robina Corp.	118,310	492,375
Want Want China Holdings, Ltd.	486,000	321,709
WH Group, Ltd. (I)(S)	753,500	437,504
Wilmar International, Ltd.	275,000	607,928
Yakult Honsha Company, Ltd.	12,500	596,699
Yamazaki Baking Company, Ltd.	16,000	302,964
		131,461,761
Household products - 1.3%
Central Garden & Pet Company, Class A (I)	7,334	99,229
Church & Dwight Company, Inc.	24,492	2,222,894
Colgate-Palmolive Company	167,498	10,994,569
Energizer Holdings, Inc.	16,000	623,040
Henkel AG & Company, KGaA	13,906	1,227,625
HRG Group, Inc. (I)	13,571	157,966
Kimberly-Clark Corp.	67,668	8,817,140
Kimberly-Clark de Mexico SAB de CV	216,600	475,493
Oil-Dri Corp. of America	864	31,830
Orchids Paper Products Company (L)	1,596	43,922
Reckitt Benckiser Group PLC	72,812	6,632,425
Svenska Cellulosa AB SCA, B Shares	82,657	2,464,281
The Clorox Company	24,536	3,101,841
The Procter & Gamble Company	513,330	41,215,266
Unicharm Corp.	53,100	1,154,428
Unilever Indonesia Tbk PT	208,345	693,163
WD-40 Company	2,534	273,672
		80,228,784
Personal products - 0.6%
Amorepacific Corp.	3,502	1,041,551
AMOREPACIFIC Group	3,056	349,014
Avon Products, Inc.	111,985	426,663

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Beiersdorf AG	13,489	$1,169,143
Edgewell Personal Care Company	15,521	1,186,580
Elizabeth Arden, Inc. (I)(L)	4,957	30,733
Hengan International Group Company, Ltd.	60,500	479,302
Hypermarcas SA (I)	41,579	260,933
Inter Parfums, Inc.	2,967	75,095
Kao Corp.	71,900	3,627,519
Kose Corp.	4,300	369,685
L’Oreal SA	36,274	6,105,278
LG Household & Health Care, Ltd.	1,022	717,412
Medifast, Inc.	2,070	62,825
Natura Cosmeticos SA	21,840	144,565
Natural Health Trends Corp. (L)	1,372	42,765
Nutraceutical International Corp. (I)	1,496	36,712
Revlon, Inc., Class A (I)	2,104	73,640
Shiseido Company, Ltd.	51,400	1,117,538
Synutra International, Inc. (I)	3,777	19,225
The Estee Lauder Companies, Inc., Class A	41,779	3,815,676
Unilever NV	218,482	9,525,437
Unilever PLC	146,023	6,238,473
USANA Health Sciences, Inc. (I)	964	108,662
		37,024,426
Tobacco - 1.4%
Altria Group, Inc.	361,635	22,265,867
British American Tobacco Malaysia BHD	18,298	243,726
British American Tobacco PLC	212,412	11,556,110
Gudang Garam Tbk PT	65,782	313,130
Hanjaya Mandala Sampoerna Tbk PT	51,200	420,713
Imperial Tobacco Group PLC	108,981	5,625,145
Japan Tobacco, Inc.	156,900	6,239,113
KT&G Corp.	11,943	1,029,557
Philip Morris International, Inc.	284,665	25,913,055
Reynolds American, Inc.	153,779	7,755,075
Souza Cruz SA	41,644	286,127
Swedish Match AB	27,569	887,394
Universal Corp. (L)	4,004	218,138
Vector Group, Ltd. (L)	14,970	347,753
		83,100,903
		571,811,101
Energy - 4.3%
Energy equipment and services - 0.5%
Amec Foster Wheeler PLC	43,049	226,772
Archrock, Inc.	11,826	47,186
Atwood Oceanics, Inc. (L)	10,930	75,198
Baker Hughes, Inc.	54,692	2,344,646
Basic Energy Services, Inc. (I)(L)	7,131	12,479
Bristow Group, Inc.	5,940	90,347
Bumi Armada BHD	346,750	79,421
C&J Energy Services, Ltd. (I)(L)	9,546	9,832
Cameron International Corp. (I)	22,842	1,497,522
CARBO Ceramics, Inc. (L)	3,333	66,627
China Oilfield Services, Ltd., H Shares	148,000	108,341
Diamond Offshore Drilling, Inc. (L)	11,131	222,731
Dril-Quip, Inc. (I)	9,958	540,222
Ensco PLC, Class A	27,187	235,711
Era Group, Inc. (I)	3,940	36,327
Exterran Corp. (I)	5,913	80,653
Fairmount Santrol Holdings, Inc. (I)(L)	11,111	22,000
FMC Technologies, Inc. (I)	27,017	662,727
Forum Energy Technologies, Inc. (I)	10,148	119,340
Geospace Technologies Corp. (I)(L)	2,455	27,422

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Gulfmark Offshore, Inc., Class A (I)(L)	5,019	$18,018
Halliburton Company	105,880	3,417,806
Helix Energy Solutions Group, Inc. (I)	17,716	69,092
Helmerich & Payne, Inc. (L)	12,514	662,867
Hornbeck Offshore Services, Inc. (I)	5,430	46,644
Independence Contract Drilling, Inc. (I)	3,476	13,383
ION Geophysical Corp. (I)	1,555	4,821
Key Energy Services, Inc. (I)(L)	23,132	5,297
Matrix Service Company (I)	4,641	85,348
McDermott International, Inc. (I)(L)	40,577	133,904
Nabors Industries, Ltd.	73,617	527,098
National Oilwell Varco, Inc.	46,618	1,364,509
Natural Gas Services Group, Inc. (I)	2,193	39,606
Newpark Resources, Inc. (I)	14,292	53,309
Noble Corp. PLC (L)	62,252	518,559
Nordic American Offshore, Ltd.	3,116	14,676
Oceaneering International, Inc.	25,172	695,251
Oil States International, Inc. (I)	22,289	581,966
Parker Drilling Company (I)	21,883	34,137
Patterson-UTI Energy, Inc.	37,870	588,500
Petrofac, Ltd.	29,791	372,803
PHI, Inc. (I)	2,080	37,939
Pioneer Energy Services Corp. (I)	12,214	16,733
RigNet, Inc. (I)	2,148	28,354
Rowan Companies PLC, Class A (L)	32,106	427,652
Saipem SpA (I)	29,656	12,188
Sapurakencana Petroleum BHD	468,289	210,851
Schlumberger, Ltd.	157,585	11,301,996
SEACOR Holdings, Inc. (I)	3,126	151,267
Seventy Seven Energy, Inc. (I)(L)	9,386	4,505
Superior Energy Services, Inc.	38,783	398,689
Technip SA	15,105	748,358
Tenaris SA	66,295	719,412
Tesco Corp.	7,356	53,257
TETRA Technologies, Inc. (I)	13,865	69,880
Tidewater, Inc. (L)	8,126	46,725
Transocean, Ltd. (I)(L)	46,371	400,243
Transocean, Ltd. (L)	53,780	465,197
U.S. Silica Holdings, Inc. (L)	9,207	176,682
Unit Corp. (I)	8,510	45,614
		31,068,640
Oil, gas and consumable fuels - 3.8%
Abraxas Petroleum Corp. (I)	18,243	16,419
Adams Resources & Energy, Inc.	369	12,074
Adaro Energy Tbk PT	2,054,545	92,853
Alon USA Energy, Inc.	5,673	55,936
AltaGas, Ltd. (L)	19,844	471,827
Anadarko Petroleum Corp.	62,864	2,385,689
Apache Corp.	45,527	1,742,774
Approach Resources, Inc. (I)	6,060	4,569
ARC Resources, Ltd. (L)	46,956	622,957
Ardmore Shipping Corp.	3,046	24,490
Banpu PCL	92,800	47,614
Bill Barrett Corp. (I)(L)	9,316	26,644
Bonanza Creek Energy, Inc. (I)(L)	8,707	16,195
BP PLC	2,083,192	10,110,136
Cabot Oil & Gas Corp.	55,411	1,115,423
California Resources Corp.	10,248	5,760
Callon Petroleum Company (I)	14,125	90,118
Caltex Australia, Ltd.	39,362	1,022,382
Cameco Corp.	54,273	657,052
Canadian Natural Resources, Ltd.	150,068	3,136,676
Canadian Oil Sands, Ltd.	66,453	454,808

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Carrizo Oil & Gas, Inc. (I)	10,185	$218,978
Cenovus Energy, Inc.	114,265	1,307,333
Chesapeake Energy Corp. (L)	83,857	218,867
Chevron Corp.	237,070	19,781,121
China Coal Energy Company, Ltd., H Shares	219,995	73,500
China Petroleum & Chemical Corp., H Shares	2,097,639	1,190,055
China Shenhua Energy Company, Ltd., H Shares	279,500	392,365
Cimarex Energy Company	12,723	1,069,114
Clayton Williams Energy, Inc. (I)(L)	1,045	15,288
Clean Energy Fuels Corp. (I)(L)	12,586	36,248
Cloud Peak Energy, Inc. (I)(L)	10,410	17,697
CNOOC, Ltd.	1,468,716	1,529,947
Columbia Pipeline Group, Inc.	48,954	888,515
Concho Resources, Inc. (I)	16,959	1,530,380
ConocoPhillips	156,160	5,282,893
CONSOL Energy, Inc. (L)	28,098	242,486
Contango Oil & Gas Company (I)	3,493	21,063
Cosan SA Industria e Comercio	15,494	103,215
Crescent Point Energy Corp. (L)	68,330	832,788
Delek Group, Ltd.	538	86,235
Delek US Holdings, Inc.	10,107	159,893
Denbury Resources, Inc. (L)	91,447	117,052
Devon Energy Corp.	55,158	1,085,509
DHT Holdings, Inc.	15,843	92,365
Dorian LPG, Ltd. (I)(L)	4,437	47,786
Eclipse Resources Corp. (I)	7,990	7,580
Ecopetrol SA	836,597	289,805
Empresas COPEC SA	55,732	468,005
Enbridge, Inc.	117,938	4,165,748
Encana Corp.	115,530	499,520
Energen Corp.	20,520	543,370
Energy Absolute PCL	814,100	483,522
Energy Fuels, Inc. (I)	6,632	16,381
Energy XXI, Ltd. (L)	16,295	6,065
Eni SpA	362,888	5,075,068
EOG Resources, Inc.	69,092	4,473,016
EQT Corp.	19,141	1,066,919
Erin Energy Corp. (I)(L)	2,970	7,187
Evolution Petroleum Corp.	5,411	23,376
EXCO Resources, Inc. (I)(L)	27,443	28,815
Exxaro Resources, Ltd.	15,827	71,395
Exxon Mobil Corp.	524,653	42,050,938
Formosa Petrochemical Corp.	135,000	341,292
Frontline, Ltd. (I)(L)	8,367	74,048
Galp Energia SGPS SA	47,949	525,887
GasLog, Ltd. (L)	7,203	68,429
Gastar Exploration, Inc. (I)(L)	13,616	9,395
Gener8 Maritime, Inc. (I)	2,796	17,363
Green Plains, Inc.	6,519	88,658
Grupa Lotos SA (I)	5,865	37,322
GS Holdings Corp.	5,458	233,318
Gulfport Energy Corp. (I)	27,839	668,136
Halcon Resources Corp. (I)	12,285	7,135
Hallador Energy Company	2,040	9,853
Hess Corp.	31,026	1,352,734
HollyFrontier Corp.	47,267	1,598,570
Husky Energy, Inc.	47,996	523,238
Idemitsu Kosan Company, Ltd.	12,600	190,729
Imperial Oil, Ltd. (L)	40,679	1,298,541
Inpex Corp.	135,600	977,592
Inter Pipeline Ltd. (L)	46,027	844,339
IRPC PCL	1,354,000	166,114

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Jones Energy, Inc., Class A (I)	5,842	$8,763
JX Holdings, Inc.	320,400	1,244,544
Keyera Corp. (L)	23,316	646,403
Kinder Morgan, Inc.	230,263	4,165,458
Koninklijke Vopak NV	9,320	424,221
Kunlun Energy Company, Ltd.	266,000	189,699
Lundin Petroleum AB (I)	30,550	474,779
Marathon Oil Corp.	87,295	716,692
Marathon Petroleum Corp.	69,141	2,368,079
Matador Resources Company (I)	12,915	208,448
MEG Energy Corp. (I)	21,588	67,812
MOL Hungarian Oil and Gas PLC	6,321	307,899
Murphy Oil Corp.	26,153	449,309
Navios Maritime Acquisition Corp. (L)	15,008	25,514
Neste Oil OYJ	17,170	537,523
Newfield Exploration Company (I)	17,615	479,656
Noble Energy, Inc.	56,863	1,677,459
Nordic American Tankers, Ltd. (L)	15,665	216,490
Northern Oil and Gas, Inc. (I)(L)	10,808	36,099
Oasis Petroleum, Inc. (I)(L)	23,763	128,083
Occidental Petroleum Corp.	95,744	6,589,102
Oil Search, Ltd.	200,512	948,332
OMV AG	23,763	623,574
ONEOK, Inc.	30,636	735,264
Origin Energy, Ltd.	256,379	805,455
Pacific Ethanol, Inc. (I)	5,584	22,001
Panhandle Oil and Gas, Inc., Class A	3,299	51,266
Par Pacific Holdings, Inc. (I)	2,828	55,712
Parsley Energy, Inc., Class A (I)	16,217	298,068
PDC Energy, Inc. (I)	7,005	351,021
Peabody Energy Corp. (L)	3,216	7,847
Pembina Pipeline Corp. (L)	47,034	1,172,548
Penn Virginia Corp. (I)(L)	11,752	723
PetroChina Company, Ltd., H Shares	1,735,739	1,117,924
Petroleo Brasileiro SA (I)	369,007	675,425
Petronas Dagangan BHD	34,700	203,723
Peyto Exploration & Development Corp. (L)	20,707	426,078
Phillips 66	60,084	4,770,069
Pioneer Natural Resources Company	19,638	2,366,968
Polski Koncern Naftowy Orlen SA	22,675	361,189
Polskie Gornictwo Naftowe i Gazownictwo SA	132,670	165,262
PrairieSky Royalty, Ltd. (L)	20,325	330,938
PTT Exploration & Production PCL	251,000	474,054
PTT PCL	146,500	1,064,051
QEP Resources, Inc.	41,361	403,683
Range Resources Corp. (L)	18,418	437,059
Reliance Industries, Ltd., GDR (S)	14,767	417,906
Renewable Energy Group, Inc. (I)	7,847	57,205
Repsol SA	132,814	1,366,640
REX American Resources Corp. (I)	1,035	52,268
Rex Energy Corp. (I)(L)	8,105	4,785
Ring Energy, Inc. (I)(L)	4,493	18,781
Royal Dutch Shell PLC, A Shares	446,328	10,167,459
Royal Dutch Shell PLC, B Shares	451,303	10,247,079
RSP Permian, Inc. (I)	11,490	274,726
S-Oil Corp.	4,901	312,067
Sanchez Energy Corp. (I)(L)	9,449	33,638
SandRidge Energy, Inc. (I)(L)	81,896	3,489
Santos, Ltd.	246,599	576,484
Sasol, Ltd.	61,155	1,645,701
Scorpio Tankers, Inc.	31,407	195,352
SemGroup Corp., Class A	7,785	147,915
Seven Generations Energy, Ltd., Class A (I)	22,402	257,135

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Ship Finance International, Ltd. (L)	10,542	$137,362
Showa Shell Sekiyu KK	26,900	210,314
SK Innovation Company, Ltd.	7,043	822,997
SM Energy Company (L)	17,481	158,028
Southwestern Energy Company (I)(L)	63,526	367,180
Spectra Energy Corp.	82,204	2,400,357
Statoil ASA	137,086	1,995,594
Stone Energy Corp. (I)	10,157	15,743
Suncor Energy, Inc.	198,262	4,847,381
Synergy Resources Corp. (I)	17,729	110,806
Tambang Batubara Bukit Asam Persero Tbk PT	50,290	19,065
Teekay Tankers, Ltd., Class A	16,234	66,722
Tesoro Corp.	13,827	1,115,562
Thai Oil PCL	111,300	197,986
The Williams Companies, Inc.	80,495	1,287,115
TonenGeneral Sekiyu KK	40,000	303,586
Total SA	312,941	14,026,158
Tourmaline Oil Corp. (I)	25,631	472,649
Transatlantic Petroleum, Ltd. (I)	6,781	4,205
TransCanada Corp.	97,207	3,567,130
Triangle Petroleum Corp. (I)	7,861	2,516
Tupras Turkiye Petrol Rafinerileri AS (I)	18,850	481,641
Ultra Petroleum Corp. (I)(L)	26,209	9,330
Ultrapar Participacoes SA	43,322	678,061
Uranium Energy Corp. (I)	17,948	15,455
Valero Energy Corp.	60,250	3,619,820
Veresen, Inc. (L)	40,037	235,251
Vermilion Energy, Inc. (L)	15,098	410,648
W&T Offshore, Inc. (I)(L)	6,074	11,055
Western Refining, Inc.	30,305	808,234
Westmoreland Coal Company (I)(L)	3,439	21,150
Woodside Petroleum, Ltd.	108,453	1,948,859
World Fuel Services Corp.	18,466	864,393
WPX Energy, Inc. (I)	60,177	247,327
Yanzhou Coal Mining Company, Ltd., H Shares	153,210	65,376
		232,916,444
		263,985,084
Financials - 19.0%
Banks - 7.5%
1st Source Corp.	3,174	96,648
Access National Corp.	1,430	26,598
Agricultural Bank of China, Ltd., H Shares	1,895,700	623,167
Akbank TAS	337,373	838,063
Alior Bank SA (I)	3,598	53,844
Allegiance Bancshares, Inc. (I)	594	10,252
Alliance Financial Group BHD	151,740	131,980
Ameris Bancorp	5,582	150,658
AMMB Holdings BHD	277,300	285,576
Aozora Bank, Ltd.	160,000	521,285
Arrow Financial Corp.	2,117	55,402
Associated Banc-Corp.	38,645	664,694
Australia & New Zealand Banking Group, Ltd.	422,327	6,737,504
Banc of California, Inc.	6,789	104,075
Banca Monte dei Paschi di Siena SpA (I)(L)	375,481	198,673
BancFirst Corp.	1,442	81,473
Banco Bilbao Vizcaya Argentaria SA	772,438	4,883,182
Banco Bradesco SA	94,633	548,396
Banco Comercial Portugues SA (I)	5,116,024	190,200
Banco de Chile	2,912,206	297,090
Banco de Credito e Inversiones	4,037	162,173

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banco de Sabadell SA	613,333	$971,307
Banco do Brasil SA	104,991	354,018
Banco Espirito Santo SA (I)	322,715	387
Banco Latinoamericano de Comercio Exterior SA	5,310	113,475
Banco Popolare SC (I)	51,636	421,567
Banco Popular Espanol SA	207,782	495,751
Banco Santander Brasil SA	48,626	181,036
Banco Santander Chile	8,244,917	355,784
Banco Santander SA	1,751,452	7,084,606
BancorpSouth, Inc.	38,845	773,792
Bangkok Bank PCL	21,600	97,797
Bangkok Bank PCL (Foreign Shares)	12,961	60,302
Bank Central Asia Tbk PT	1,691,730	1,703,285
Bank Danamon Indonesia Tbk PT	462,001	138,960
Bank Handlowy w Warszawie SA	2,378	47,633
Bank Hapoalim, Ltd.	132,371	646,629
Bank Leumi Le-Israel, Ltd. (I)	174,665	582,693
Bank Mandiri Persero Tbk PT	1,282,428	911,371
Bank Millennium SA	45,726	67,055
Bank Negara Indonesia Persero Tbk PT	1,020,453	387,061
Bank of America Corp.	1,945,184	24,353,704
Bank of China, Ltd., H Shares	6,533,321	2,452,080
Bank of Communications Company, Ltd., H Shares	720,076	411,421
Bank of East Asia, Ltd.	150,893	478,597
Bank of Hawaii Corp. (L)	11,192	710,692
Bank of Ireland (I)	2,586,696	733,518
Bank of Marin Bancorp	1,128	55,678
Bank of Montreal	88,723	4,895,175
Bank of Queensland, Ltd.	54,153	406,768
Bank of the Ozarks, Inc.	34,670	1,311,913
Bank of the Philippine Islands	102,200	179,866
Bank Pekao SA	9,332	347,453
Bank Rakyat Indonesia Persero Tbk PT	1,526,777	1,262,990
Bank Zachodni WBK SA (I)	2,663	182,439
Bankia SA	554,338	470,113
Bankinter SA	81,240	535,403
Banner Corp.	3,632	144,227
Barclays Africa Group, Ltd.	37,465	320,202
Barclays PLC	1,913,113	4,545,011
BB&T Corp.	147,526	4,744,436
BBCN Bancorp, Inc.	14,143	202,386
BDO Unibank, Inc.	217,350	452,661
Bendigo and Adelaide Bank, Ltd.	66,418	404,533
Berkshire Hills Bancorp, Inc.	5,241	135,323
Blue Hills Bancorp, Inc.	5,225	72,105
BNC Bancorp	5,412	109,755
BNP Paribas SA	152,553	7,114,622
BOC Hong Kong Holdings, Ltd.	477,000	1,239,341
Boston Private Financial Holdings, Inc.	14,421	152,286
Bridge Bancorp, Inc.	2,640	75,002
Brookline Bancorp, Inc.	12,939	135,989
Bryn Mawr Bank Corp.	3,587	90,141
BS Financial Group, Inc.	28,779	200,369
C1 Financial, Inc. (I)	1,180	26,491
CaixaBank SA	317,824	906,844
Camden National Corp.	1,432	55,576
Canadian Imperial Bank of Commerce (L)	54,474	3,621,535
Capital Bank Financial Corp., Class A	3,980	117,211
Capitec Bank Holdings, Ltd.	3,832	113,891
Cardinal Financial Corp.	5,857	112,806
Cascade Bancorp (I)	5,723	30,675

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Cathay General Bancorp	33,494	$893,955
CenterState Banks, Inc.	8,318	116,452
Central Pacific Financial Corp.	4,063	80,976
Chang Hwa Commercial Bank	540,405	264,029
Chemical Financial Corp.	5,761	194,895
China CITIC Bank Corp., Ltd., H Shares (I)	673,500	371,809
China Construction Bank Corp., H Shares	6,920,196	4,043,809
China Development Financial Holdings Corp.	1,631,000	390,098
China Everbright Bank Company, Ltd., H Shares	282,900	112,368
China Merchants Bank Company, Ltd., H Shares	377,755	705,796
China Minsheng Banking Corp., Ltd., H Shares	484,500	397,461
Chongqing Rural Commercial Bank, H Shares	207,000	97,069
CIMB Group Holdings BHD	725,700	779,854
Citigroup, Inc.	554,329	21,535,682
Citizens & Northern Corp.	1,863	37,074
Citizens Financial Group, Inc.	99,940	1,921,846
City Holding Company	2,872	126,569
CNB Financial Corp.	1,937	34,343
CoBiz Financial, Inc.	6,920	75,082
Columbia Banking System, Inc.	10,238	295,162
Comerica, Inc.	37,312	1,260,399
Commerce Bancshares, Inc.	21,683	921,094
Commerzbank AG (I)	142,446	1,150,970
Commonwealth Bank of Australia	249,324	12,438,038
Community Bank Systems, Inc.	7,510	278,095
Community Trust Bancorp, Inc.	3,276	110,467
CommunityOne Bancorp (I)	2,329	29,904
ConnectOne Bancorp, Inc.	5,588	86,167
Corpbanca SA	17,102,356	138,626
Credicorp, Ltd.	8,600	1,008,264
Credit Agricole SA	152,011	1,588,666
CTBC Financial Holding Company, Ltd.	1,875,343	908,217
CU Bancorp (I)	2,403	52,578
Cullen/Frost Bankers, Inc. (L)	14,121	676,820
Customers Bancorp, Inc. (I)	4,664	105,640
CVB Financial Corp.	18,928	293,952
CYBG PLC (I)	78,197	202,602
Danske Bank A/S	95,640	2,610,239
DBS Group Holdings, Ltd.	249,472	2,402,795
DGB Financial Group, Inc.	17,513	117,632
DNB ASA	120,297	1,386,678
E.Sun Financial Holding Company, Ltd.	858,502	442,111
Eagle Bancorp, Inc. (I)	5,225	239,514
East West Bancorp, Inc.	37,279	1,117,252
Enterprise Financial Services Corp.	3,839	106,455
Equity Bancshares, Inc., Class A (I)	438	9,150
Erste Group Bank AG	45,394	1,168,489
Farmers Capital Bank Corp.	1,359	34,940
FCB Financial Holdings, Inc., Class A (I)	4,974	149,270
Fidelity Southern Corp.	3,352	50,246
Fifth Third Bancorp	146,188	2,230,829
Financial Institutions, Inc.	2,668	70,755
First BanCorp (I)	19,549	52,391
First Bancorp North Carolina	2,568	47,482
First Busey Corp.	4,591	86,999
First Business Financial Services, Inc.	1,669	35,233
First Citizens BancShares, Inc., Class A	1,359	318,183
First Commonwealth Financial Corp.	15,439	132,621
First Community Bancshares, Inc.	3,411	61,739
First Connecticut Bancorp, Inc.	2,981	47,964

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Financial Bancorp	10,547	$176,873
First Financial Bankshares, Inc. (L)	11,362	300,070
First Financial Corp.	2,120	69,854
First Financial Holding Company, Ltd.	1,088,599	506,195
First Horizon National Corp.	61,923	744,314
First Interstate BancSystem, Inc., Class A	3,878	103,930
First Merchants Corp.	6,566	145,700
First Midwest Bancorp, Inc.	13,650	227,955
First NBC Bank Holding Company (I)	2,708	63,855
First Niagara Financial Group, Inc.	91,285	843,473
FirstMerit Corp.	71,755	1,408,551
Flushing Financial Corp.	5,237	108,144
FNB Corp.	89,908	1,104,070
Franklin Financial Network, Inc. (I)	990	27,195
Fukuoka Financial Group, Inc.	110,000	348,591
Fulton Financial Corp.	76,139	960,113
Glacier Bancorp, Inc.	13,307	316,973
Great Southern Bancorp, Inc.	2,147	80,663
Great Western Bancorp, Inc.	7,128	175,420
Green Bancorp, Inc. (I)	2,646	18,919
Grupo Financiero Banorte SAB de CV, Series O	361,000	1,822,124
Grupo Financiero Inbursa SAB de CV, Series O	340,500	605,876
Grupo Financiero Santander Mexico SAB de CV, Class B	268,400	430,950
Guaranty Bancorp	2,850	42,437
Hana Financial Group, Inc.	32,133	541,630
Hancock Holding Company	33,764	778,935
Hang Seng Bank, Ltd.	98,200	1,660,173
Hanmi Financial Corp.	5,494	114,440
HDFC Bank, Ltd., ADR	7,626	402,805
Heartland Financial USA, Inc.	3,191	93,815
Heritage Commerce Corp.	4,469	41,696
Heritage Financial Corp.	5,887	102,669
Heritage Oaks Bancorp	4,484	32,554
Hilltop Holdings, Inc. (I)	13,466	224,613
Hokuhoku Financial Group, Inc.	174,000	258,984
Home BancShares, Inc.	10,036	396,623
HomeTrust Bancshares, Inc. (I)	3,635	64,012
Hong Leong Bank BHD	90,300	282,575
Hong Leong Financial Group BHD	32,800	109,102
Horizon Bancorp	2,188	52,950
HSBC Holdings PLC	2,229,079	14,175,464
Hua Nan Financial Holdings Company, Ltd.	753,430	350,453
Huntington Bancshares, Inc.	147,964	1,294,685
IBERIABANK Corp.	6,703	319,599
ICICI Bank, Ltd., ADR	35,550	201,569
Independent Bank Corp. (Massachusetts)	4,472	193,190
Independent Bank Corp. (MI)	4,481	66,005
Independent Bank Group, Inc.	1,812	49,830
Industrial & Commercial Bank of China, Ltd.,
H Shares	6,067,270	3,001,347
Industrial Bank of Korea (I)	30,186	284,489
ING Groep NV	519,465	6,192,716
International Bancshares Corp.	23,903	539,013
Intesa Sanpaolo RSP	126,632	297,937
Intesa Sanpaolo SpA	1,817,465	4,590,681
Investors Bancorp, Inc.	60,494	684,792
Japan Post Bank Company, Ltd. (I)	57,800	629,564
JPMorgan Chase & Co.	689,404	38,813,445
Kasikornbank PCL	239,559	1,165,809
KB Financial Group, Inc.	41,974	1,004,967

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
KBC Groep NV	34,899	$1,848,103
KeyCorp	149,435	1,576,539
Komercni Banka AS	1,529	284,964
Krung Thai Bank PCL	466,000	231,020
Kyushu Financial Group, Inc. (I)	49,600	288,272
Lakeland Bancorp, Inc.	4,847	48,470
Lakeland Financial Corp.	3,136	133,939
LegacyTexas Financial Group, Inc.	8,139	144,467
Live Oak Bancshares, Inc.	937	12,406
Lloyds Banking Group PLC	6,499,161	6,522,065
M&T Bank Corp.	30,353	3,112,700
MainSource Financial Group, Inc.	3,818	79,033
Malayan Banking BHD	677,833	1,371,388
MB Financial, Inc.	13,208	403,108
mBank (I)	1,125	90,750
Mega Financial Holding Company, Ltd.	1,312,575	861,841
Mercantile Bank Corp.	3,157	71,253
Metropolitan Bank & Trust Company	41,880	66,560
MidWestOne Financial Group, Inc.	988	25,747
Mitsubishi UFJ Financial Group, Inc.	1,819,300	7,850,835
Mizrahi Tefahot Bank, Ltd.	15,935	175,923
Mizuho Financial Group, Inc.	3,360,300	4,957,239
National Australia Bank, Ltd.	385,563	6,631,777
National Bank Holdings Corp., Class A	5,551	107,356
National Bank of Canada (L)	45,199	1,231,364
National Bankshares, Inc. (L)	1,178	39,180
National Commerce Corp. (I)	1,111	24,475
National Penn Bancshares, Inc.	24,636	274,199
Natixis SA	135,153	723,253
NBT Bancorp, Inc.	7,576	195,461
Nedbank Group, Ltd.	21,850	250,020
NewBridge Bancorp	6,485	70,881
Nordea Bank AB	426,157	4,238,638
OFG Bancorp	8,093	47,101
Old National Bancorp	20,903	233,277
Old Second Bancorp, Inc. (I)	5,434	36,353
Opus Bank	1,837	59,262
OTP Bank PLC	40,399	840,445
Oversea-Chinese Banking Corp., Ltd.	430,364	2,469,557
Pacific Continental Corp.	3,692	57,004
Pacific Premier Bancorp, Inc. (I)	4,022	82,652
PacWest Bancorp	29,257	941,490
Park National Corp.	2,342	199,515
Park Sterling Corp.	6,245	38,906
Peapack Gladstone Financial Corp.	2,973	49,292
Penns Woods Bancorp, Inc.	732	28,336
People’s United Financial, Inc. (L)	64,839	947,298
People’s Utah Bancorp	601	9,135
Peoples Bancorp, Inc.	3,370	60,121
Peoples Financial Services Corp. (L)	982	35,568
Pinnacle Financial Partners, Inc.	6,334	293,708
Powszechna Kasa Oszczednosci
Bank Polski SA (I)	62,414	381,091
Preferred Bank	2,356	67,264
PrivateBancorp, Inc.	34,356	1,180,472
Prosperity Bancshares, Inc.	29,228	1,182,273
Public Bank BHD	358,762	1,575,793
QCR Holdings, Inc.	2,301	51,588
Raiffeisen Bank International AG	18,873	250,026
Regions Financial Corp.	255,278	1,919,691
Renasant Corp.	7,095	221,506
Resona Holdings, Inc.	315,000	1,104,737
RHB Capital BHD	88,416	111,501

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Royal Bank of Canada	203,571	$10,392,202
Royal Bank of Scotland Group PLC (I)	393,372	1,219,063
S&T Bancorp, Inc.	5,993	151,143
Sandy Spring Bancorp, Inc.	4,153	107,895
Seacoast Banking Corp. of Florida (I)	4,266	63,222
ServisFirst Bancshares, Inc.	3,789	138,488
Seven Bank, Ltd.	85,000	363,712
Shinhan Financial Group Company, Ltd.	46,392	1,430,147
Shinsei Bank, Ltd.	255,000	302,812
Siam Commercial Bank PCL	230,609	895,030
Sierra Bancorp	2,234	41,932
Signature Bank (I)	12,987	1,682,466
Simmons First National Corp., Class A	5,221	215,053
SinoPac Financial Holdings Company, Ltd.	1,127,701	307,688
Skandinaviska Enskilda Banken AB, Series A	213,118	2,082,264
Societe Generale SA	104,484	3,669,582
South State Corp.	4,308	269,035
Southside Bancshares, Inc.	4,752	111,292
Southwest Bancorp, Inc.	3,577	54,192
Standard Bank Group, Ltd.	134,060	918,822
Standard Chartered PLC	372,931	2,218,660
State Bank Financial Corp.	6,530	122,242
State Bank of India, GDR	10,258	238,208
Sterling Bancorp	21,042	303,215
Stonegate Bank	2,103	60,377
Suffolk Bancorp	2,143	51,925
Sumitomo Mitsui Financial Group, Inc.	181,600	5,095,726
Sumitomo Mitsui Trust Holdings, Inc.	473,000	1,378,196
Sun Bancorp, Inc. (I)	2,079	43,202
SunTrust Banks, Inc.	94,526	3,136,373
Suruga Bank, Ltd.	25,800	413,275
SVB Financial Group (I)	13,336	1,184,904
Svenska Handelsbanken AB, A Shares	210,090	2,686,604
Swedbank AB, A Shares	127,057	2,566,526
SY Bancorp, Inc. (I)	2,875	107,381
Synovus Financial Corp.	33,958	902,943
Taishin Financial Holdings Company, Ltd.	929,422	305,961
Taiwan Business Bank (I)	463,686	116,714
Taiwan Cooperative Financial
Holding Company, Ltd.	843,334	357,882
Talmer Bancorp, Inc., Class A	8,760	147,168
TCF Financial Corp.	44,308	502,453
Texas Capital Bancshares, Inc. (I)	8,029	259,578
The Bancorp, Inc. (I)	5,836	27,838
The Bank of Kyoto, Ltd.	49,000	306,578
The Bank of Nova Scotia	166,628	6,743,939
The Bank of Yokohama, Ltd.	161,000	730,004
The Chiba Bank, Ltd.	100,000	468,963
The Chugoku Bank, Ltd.	22,900	241,702
The First of Long Island Corp.	2,318	64,533
The Gunma Bank, Ltd.	54,000	237,276
The Hachijuni Bank, Ltd.	58,000	266,024
The Hiroshima Bank, Ltd.	71,000	264,586
The Iyo Bank, Ltd.	34,600	239,350
The Joyo Bank, Ltd.	87,000	301,341
The PNC Financial Services Group, Inc.	96,315	7,831,373
The Shizuoka Bank, Ltd.	76,000	555,526
The Toronto-Dominion Bank	254,174	9,849,477
TMB Bank PCL	1,797,100	127,821
Tompkins Financial Corp.	2,755	155,575
Towne Bank	7,979	139,074
TriCo Bancshares	4,412	109,418
TriState Capital Holdings, Inc. (I)	4,080	49,001

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Triumph Bancorp, Inc. (I)	3,146	$43,006
Trustmark Corp.	29,109	636,905
Turkiye Garanti Bankasi AS	353,729	874,699
Turkiye Halk Bankasi AS	96,798	325,055
Turkiye Is Bankasi, Class C	242,124	367,727
Turkiye Vakiflar Bankasi Tao, Class D	115,323	160,012
U.S. Bancorp	310,243	11,950,560
UMB Financial Corp.	6,917	339,694
Umpqua Holdings Corp.	95,437	1,435,372
UniCredit SpA	681,864	2,532,847
Union Bankshares Corp.	7,822	178,029
Unione di Banche Italiane SCPA	128,161	491,927
United Bankshares, Inc. (L)	12,185	426,962
United Community Banks, Inc.	9,062	156,863
United Overseas Bank, Ltd.	183,014	2,227,838
Univest Corp. of Pennsylvania	4,001	76,379
Valley National Bancorp	98,694	888,246
Washington Trust Bancorp, Inc.	2,974	110,335
Webster Financial Corp.	39,620	1,331,628
Wells Fargo & Company	869,949	40,818,007
WesBanco, Inc.	6,592	186,356
WestAmerica Bancorp. (L)	4,392	197,596
Western Alliance Bancorp (I)	15,109	449,039
Westpac Banking Corp.	487,839	9,977,642
Wilshire Bancorp, Inc.	12,381	121,829
Wintrust Financial Corp.	8,345	354,663
Woori Bank Company, Ltd.	36,541	256,855
Yadkin Financial Corp.	4,655	100,781
Yamaguchi Financial Group, Inc.	28,000	263,597
Yapi ve Kredi Bankasi AS	134,062	168,984
Zions Bancorporation	45,162	962,854
		464,411,268
Capital markets - 1.7%
3i Group PLC	112,510	681,329
Aberdeen Asset Management PLC	108,084	360,518
Affiliated Managers Group, Inc. (I)	10,430	1,446,537
Ameriprise Financial, Inc.	36,490	3,063,336
Arlington Asset Investment Corp., Class A	4,098	49,627
Ashford, Inc. (I)	172	6,880
Associated Capital Group, Inc., Class A (I)	1,253	34,244
BGC Partners, Inc., Class A	32,278	278,882
BlackRock, Inc.	25,090	7,827,076
Brait SE (I)	37,406	363,313
Calamos Asset Management, Inc., Class A	3,008	25,478
CETIP SA - Mercados Organizados	26,336	248,567
China Cinda Asset Management
Company, Ltd., H Shares	719,100	215,308
China Everbright, Ltd.	76,884	141,642
China Galaxy Securities Company, Ltd.,
H Shares	273,000	191,856
CI Financial Corp. (L)	32,534	720,653
CITIC Securities Company, Ltd., H Shares	177,900	342,126
Cohen & Steers, Inc.	3,598	111,970
Coronation Fund Managers, Ltd.	25,121	99,930
Cowen Group, Inc., Class A (I)(L)	19,898	67,454
Credit Suisse Group
Funding Guernsey, Ltd. (I)	231,405	3,097,169
Daewoo Securities Company, Ltd.	19,917	128,290
Daiwa Securities Group, Inc.	237,000	1,398,962
Deutsche Bank AG	184,567	3,173,161
Diamond Hill Investment Group, Inc.	536	90,584
E*TRADE Financial Corp. (I)	58,906	1,381,935
Eaton Vance Corp.	30,231	873,978

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Evercore Partners, Inc., Class A	6,046	$282,167
Federated Investors, Inc., Class B	24,496	641,060
Financial Engines, Inc.	8,931	217,916
Franklin Resources, Inc.	76,615	2,746,648
GAMCO Investors, Inc., Class A	1,253	43,529
GF Securities Company, Ltd., H Shares (I)	112,000	206,600
Greenhill & Company, Inc.	5,024	115,853
Haitong Securities Company, Ltd., H Shares	266,400	387,317
Hargreaves Lansdown PLC	30,291	519,292
HFF, Inc., Class A	6,509	162,920
Houlihan Lokey, Inc.	2,107	53,855
Huatai Securities Company, Ltd.,
H Shares (I)(S)	84,800	159,880
ICAP PLC	63,658	383,257
IGM Financial, Inc.	13,555	359,764
INTL. FCStone, Inc. (I)	2,737	69,876
Invesco, Ltd.	89,086	2,382,160
Investec PLC	64,717	423,787
Investec, Ltd.	27,362	177,589
Investment Technology Group, Inc.	5,994	109,810
Janus Capital Group, Inc.	63,483	820,835
Julius Baer Group, Ltd. (I)	29,125	1,162,077
KCG Holdings, Inc., Class A (I)	6,019	63,621
Korea Investment Holdings Company, Ltd. (I)	4,244	142,403
Ladenburg Thalmann
Financial Services, Inc. (I)(L)	17,415	40,577
Legg Mason, Inc.	24,479	699,120
Macquarie Group, Ltd.	44,156	2,017,265
Mediobanca SpA	80,407	543,366
Medley Management, Inc., Class A	1,532	8,365
Mirae Asset Securities Company, Ltd. (I)	6,509	104,114
Moelis & Company, Class A	3,155	77,992
Morgan Stanley	305,513	7,546,171
Nomura Holdings, Inc.	518,100	2,189,366
Northern Trust Corp.	45,981	2,730,352
OM Asset Management PLC	4,249	48,439
Oppenheimer Holdings, Inc., Class A	1,856	26,281
Partners Group Holding AG	2,046	740,572
Piper Jaffray Companies (I)	2,694	114,091
Platinum Asset Management, Ltd.	34,827	147,178
Pzena Investment Management, Inc., Class A	2,137	13,335
Raymond James Financial, Inc.	32,970	1,445,405
RCS Capital Corp., Class A (I)	8,015	38
Safeguard Scientifics, Inc. (I)	3,568	42,174
Samsung Securities Company, Ltd.	6,306	199,011
SBI Holdings, Inc.	30,464	277,830
Schroders PLC	14,054	508,438
SEI Investments Company	35,634	1,360,150
State Street Corp.	81,245	4,450,601
Stifel Financial Corp. (I)	29,682	859,591
T. Rowe Price Group, Inc.	49,138	3,395,927
The Bank of New York Mellon Corp.	222,716	7,881,919
The Charles Schwab Corp.	241,410	6,047,321
The Goldman Sachs Group, Inc.	78,436	11,728,535
UBS Group AG	471,568	7,204,135
Virtu Financial, Inc., Class A	3,379	75,385
Virtus Investment Partners, Inc.	1,165	106,959
Waddell & Reed Financial, Inc., Class A	21,544	504,560
Westwood Holdings Group, Inc.	1,507	74,732
WisdomTree Investments, Inc. (L)	49,478	586,314
Woori Investment &
Securities Company, Ltd. (I)	15,488	122,406

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Yuanta Financial Holdings Company, Ltd.	1,059,187	$338,929
		102,309,965
Consumer finance - 0.5%
Acom Company, Ltd. (I)	56,900	253,509
AEON Credit Service Company, Ltd.	14,900	332,943
American Express Company	166,737	9,267,242
Capital One Financial Corp.	108,143	7,108,239
Cash America International, Inc.	4,444	149,718
Compartamos SAB de CV	155,100	289,668
Credit Saison Company, Ltd.	21,200	358,952
Discover Financial Services	87,032	4,040,025
Encore Capital Group, Inc. (I)(L)	4,508	104,811
Enova International, Inc. (I)	4,468	25,825
EZCORP, Inc., Class A (I)	9,794	28,403
First Cash Financial Services, Inc.	4,923	207,603
Green Dot Corp., Class A (I)	7,852	162,222
Navient Corp.	64,121	694,430
Nelnet, Inc., Class A	4,148	155,965
PRA Group, Inc. (I)	8,493	207,229
Provident Financial PLC	16,888	759,936
Regional Management Corp. (I)	2,296	35,129
Samsung Card Company, Ltd.	3,756	108,618
SLM Corp. (I)	109,567	639,871
Synchrony Financial (I)	172,379	4,645,614
World Acceptance Corp. (I)	1,301	47,786
		29,623,738
Diversified financial services - 1.7%
African Bank Investments, Ltd. (I)	119,121	2,327
ASX, Ltd.	28,349	848,381
Ayala Corp.	29,310	424,641
BBX Capital Corp., Class A (I)	584	7,172
Berkshire Hathaway, Inc., Class B (I)	374,893	50,299,394
BM&FBovespa SA	209,165	605,271
CBOE Holdings, Inc.	21,298	1,331,125
Chailease Holding Company, Ltd.	130,288	215,389
Challenger, Ltd.	83,465	446,467
CME Group, Inc.	66,085	6,042,812
Corp. Financiera Colombiana SA (I)	82	947
Corp. Financiera Colombiana SA	15,001	173,216
Corp. Financiera Colombiana SA	8,930	102,463
Deutsche Boerse AG	25,826	2,123,389
Element Financial Corp.	52,648	557,610
Eurazeo SA	5,752	336,914
Exor SpA	14,136	465,953
FactSet Research Systems, Inc.	10,727	1,614,306
Far East Horizon, Ltd.	146,000	107,803
First Pacific Company, Ltd.	296,000	203,992
FirstRand, Ltd.	371,856	1,033,039
FNFV Group (I)	13,850	140,855
Fubon Financial Holding Company, Ltd.	816,736	961,611
GAIN Capital Holdings, Inc.	5,941	42,953
Groupe Bruxelles Lambert SA	11,240	857,546
Grupo de Inversiones Suramericana SA	39,804	457,197
GT Capital Holdings, Inc.	10,570	290,255
HACI Omer Sabanci Holding AS	142,247	417,331
Hong Kong Exchanges & Clearing, Ltd.	146,215	3,173,014
Industrivarden AB, C Shares	23,031	354,410
Intercontinental Exchange, Inc.	23,735	5,659,848
Investment AB Kinnevik, B Shares	33,027	819,453
Investor AB, B Shares	63,905	2,116,982
Japan Exchange Group, Inc.	78,300	1,212,831
Leucadia National Corp.	70,173	1,014,000

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
London Stock Exchange Group PLC	35,616	$1,319,522
MarketAxess Holdings, Inc.	16,149	1,913,011
Marlin Business Services Corp.	1,893	26,142
McGraw Hill Financial, Inc.	53,143	4,769,053
Metro Pacific Investments Corp.	1,727,200	210,701
Mitsubishi UFJ Lease &
Finance Company, Ltd.	70,300	303,225
Moody’s Corp.	34,721	3,083,225
MSCI, Inc.	23,876	1,683,736
Nasdaq, Inc.	21,210	1,342,381
NewStar Financial, Inc. (I)	4,137	28,380
On Deck Capital, Inc. (I)	2,018	13,521
Onex Corp.	11,641	684,866
ORIX Corp.	188,900	2,472,872
Pargesa Holding SA	3,811	224,142
PICO Holdings, Inc. (I)	4,427	37,851
PSG Group, Ltd.	9,801	107,275
Remgro, Ltd.	53,155	804,994
Resource America, Inc., Class A	2,612	11,728
RMB Holdings, Ltd.	77,986	279,799
Singapore Exchange, Ltd.	113,600	586,459
Wendel SA	4,142	393,927
		104,757,707
Insurance - 3.5%
Admiral Group PLC	24,686	592,786
Aegon NV	247,891	1,241,164
Aflac, Inc.	81,324	4,840,404
Ageas	28,906	1,066,511
AIA Group, Ltd.	1,554,509	7,936,261
Alleghany Corp. (I)	4,023	1,866,592
Allianz SE	61,153	9,070,639
Ambac Financial Group, Inc. (I)	7,913	120,832
American Equity Investment Life
Holding Company	14,026	190,754
American Financial Group, Inc.	18,482	1,239,773
American International Group, Inc.	235,605	11,827,371
AMERISAFE, Inc.	3,344	172,216
AMP, Ltd.	442,445	1,674,687
Aon PLC	51,486	4,906,101
Argo Group International Holdings, Ltd.	4,998	278,539
Arthur J. Gallagher & Company	45,668	1,819,870
Aspen Insurance Holdings, Ltd.	15,636	698,773
Assicurazioni Generali SpA	169,643	2,351,439
Assurant, Inc.	13,532	962,125
Atlas Financial Holdings, Inc. (I)	1,893	34,017
Aviva PLC	466,651	2,831,451
AXA SA	281,700	6,193,603
Baldwin & Lyons, Inc., Class B	1,775	43,221
Baloise Holding AG	6,597	829,829
BB Seguridade Participacoes SA	87,208	523,828
Brown & Brown, Inc.	30,442	983,581
Cathay Financial Holdings Company, Ltd.	1,022,466	1,138,632
China Life Insurance Company, Ltd.	396,485	273,520
China Life Insurance Company, Ltd., H Shares	612,376	1,334,428
China Pacific Insurance Group Company, Ltd.,
H Shares	216,900	702,215
China Taiping Insurance
Holdings Company, Ltd. (I)	133,000	256,375
Chubb, Ltd.	88,418	10,214,932
Cincinnati Financial Corp.	25,655	1,619,857
Citizens, Inc. (I)(L)	8,443	59,270
CNO Financial Group, Inc.	80,752	1,407,507
CNP Assurances	24,722	365,601

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Crawford & Company, Class B	3,206	$15,774
Direct Line Insurance Group PLC	160,339	863,511
Discovery, Ltd.	39,342	282,153
Dongbu Insurance Company, Ltd.	4,753	259,253
eHealth, Inc. (I)	3,044	30,714
EMC Insurance Group, Inc.	1,535	36,963
Employers Holdings, Inc.	5,476	152,014
Endurance Specialty Holdings, Ltd.	15,843	986,544
Enstar Group, Ltd. (I)	1,643	259,676
Everest Re Group, Ltd.	11,130	2,071,627
Fairfax Financial Holdings, Ltd. (L)	3,021	1,597,111
FBL Financial Group, Inc., Class A	1,871	107,601
Federated National Holding Company	2,644	63,192
Fidelity & Guaranty Life	2,028	50,234
First American Financial Corp.	47,256	1,749,890
Genworth Financial, Inc., Class A (I)	129,108	273,709
Gjensidige Forsikring ASA	26,665	418,699
Great-West Lifeco, Inc. (L)	41,027	1,061,305
Greenlight Capital Re, Ltd., Class A (I)	4,970	106,358
Hallmark Financial Services, Inc. (I)	2,569	25,639
Hannover Rueckversicherung AG	8,069	828,117
Hanwha Life Insurance Company, Ltd.	25,608	126,754
HCI Group, Inc. (L)	1,614	56,716
Heritage Insurance Holdings, Inc.	4,307	84,073
Horace Mann Educators Corp.	7,296	224,790
Hyundai Marine & Fire
Insurance Company, Ltd.	7,138	177,619
Industrial Alliance Insurance and
Financial Services, Inc. (L)	13,912	373,969
Infinity Property & Casualty Corp.	2,048	153,108
Insurance Australia Group, Ltd.	364,111	1,339,108
Intact Financial Corp.	18,048	1,123,831
James River Group Holdings, Ltd.	2,030	59,337
Japan Post Holdings Company, Ltd. (I)	64,200	817,596
Kemper Corp.	20,191	542,734
Legal & General Group PLC	687,847	2,163,499
Liberty Holdings, Ltd.	12,649	97,969
Lincoln National Corp.	45,237	1,652,508
Loews Corp.	53,832	1,956,793
Maiden Holdings, Ltd.	8,793	105,252
Mapfre SA	145,529	283,339
Marsh & McLennan Companies, Inc.	101,942	5,815,791
MBIA, Inc. (I)(L)	23,400	160,524
Medibank Pvt., Ltd.	410,963	737,696
Mercury General Corp.	9,367	492,517
MetLife, Inc.	215,737	8,534,556
MMI Holdings, Ltd.	121,574	178,475
MS&AD Insurance Group Holdings, Inc.	72,300	1,966,984
Muenchener Rueckversicherungs AG	22,326	4,382,502
National General Holdings Corp.	7,007	139,650
National Interstate Corp.	1,311	29,183
National Western Life Group, Inc., Class A	397	85,200
New China Life Insurance Company, Ltd.,
H Shares	63,800	184,602
NN Group NV	33,230	1,023,591
Old Mutual PLC	565,522	1,331,057
Old Republic International Corp.	62,892	1,119,478
OneBeacon Insurance Group, Ltd., Class A	4,351	56,171
Patriot National, Inc. (I)(L)	1,457	6,149
People’s Insurance Company Group of
China, Ltd., H Shares	538,000	194,512
PICC Property & Casualty Company, Ltd.,
H Shares	320,780	484,357

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Ping An Insurance Group Company of
China, Ltd., H Shares	428,710	$1,814,219
Porto Seguro SA	16,423	96,643
Power Corp. of Canada	51,116	1,110,725
Power Financial Corp. (L)	34,230	797,688
Powszechny Zaklad Ubezpieczen SA	42,805	369,208
Primerica, Inc.	20,985	885,357
Principal Financial Group, Inc.	52,016	1,966,725
Prudential Financial, Inc.	84,167	5,562,597
Prudential PLC	295,660	5,148,677
QBE Insurance Group, Ltd.	203,960	1,532,682
Rand Merchant Investment Holdings, Ltd. (I)	73,866	183,450
Reinsurance Group of America, Inc.	16,968	1,528,817
RenaissanceRe Holdings, Ltd.	11,327	1,282,216
RLI Corp.	7,575	475,483
RSA Insurance Group PLC	118,820	717,307
Safety Insurance Group, Inc.	2,759	152,600
Sampo OYJ, Class A	61,545	2,768,486
Samsung Fire & Marine
Insurance Company, Ltd.	3,908	959,800
Samsung Life Insurance Company, Ltd.	8,836	801,201
Sanlam, Ltd.	191,489	643,497
SCOR SE	22,119	773,607
Selective Insurance Group, Inc.	9,898	332,375
Shin Kong Financial Holding Company, Ltd.	1,144,568	215,122
Sompo Japan Nipponkoa Holdings, Inc.	47,400	1,363,627
Sony Financial Holdings, Inc.	24,800	345,744
St James’s Place PLC	60,753	721,715
StanCorp Financial Group, Inc.	10,985	1,262,177
Standard Life PLC	228,125	1,053,000
State Auto Financial Corp.	2,692	57,932
State National Companies, Inc.	5,498	61,962
Stewart Information Services Corp.	3,967	133,886
Sul America SA	23,679	94,644
Sun Life Financial, Inc.	83,728	2,496,369
Suncorp Group, Ltd.	191,838	1,528,840
Swiss Life Holding AG (I)	4,281	1,042,490
Swiss Re AG	45,765	4,056,422
T&D Holdings, Inc.	82,600	814,857
The Allstate Corp.	76,172	4,833,875
The Dai-ichi Life Insurance Company, Ltd.	153,800	1,861,620
The Hanover Insurance Group, Inc.	11,176	927,049
The Hartford Financial Services Group, Inc.	76,541	3,223,907
The Navigators Group, Inc. (I)	1,809	146,493
The Progressive Corp.	111,851	3,570,284
The Travelers Companies, Inc.	56,877	6,115,415
Third Point Reinsurance, Ltd. (I)	14,393	159,043
Tokio Marine Holdings, Inc.	97,300	3,392,071
Torchmark Corp.	19,077	977,124
Tryg A/S	17,084	311,749
UnipolSai SpA	172,603	354,388
United Fire Group, Inc.	3,680	148,378
United Insurance Holdings Corp.	2,944	57,437
Universal Insurance Holdings, Inc. (L)	5,441	106,208
Unum Group	46,151	1,316,688
W.R. Berkley Corp.	25,391	1,307,637
Willis Towers Watson PLC	26,081	2,955,499
XL Group PLC	56,631	1,946,974
Zurich Insurance Group AG	19,570	4,145,139
		214,179,903
Real estate investment trusts - 3.3%
Acadia Realty Trust	11,976	395,807
AG Mortgage Investment Trust, Inc.	5,270	64,979

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Agree Realty Corp.	3,693	$136,826
Alexander’s, Inc.	366	140,848
Alexandria Real Estate Equities, Inc.	18,742	1,483,617
Altisource Residential Corp., Class B	9,844	92,337
American Assets Trust, Inc.	6,578	243,978
American Campus Communities, Inc.	28,896	1,264,778
American Capital Mortgage Investment Corp.	8,443	116,682
American Homes 4 Rent, Class A	5,874	93,338
American Tower Corp.	96,286	8,877,569
Anworth Mortgage Asset Corp.	18,581	87,331
Apartment Investment & Management
Company, Class A	31,996	1,171,374
Apollo Commercial Real Estate Finance, Inc.	10,657	164,651
Apollo Residential Mortgage, Inc.	6,084	78,484
Ares Commercial Real Estate Corp.	4,743	46,244
Armada Hoffler Properties, Inc.	5,316	56,509
ARMOUR Residential REIT, Inc.	7,531	144,972
Ascendas Real Estate Investment Trust	298,300	513,235
Ashford Hospitality Prime, Inc.	5,379	52,876
Ashford Hospitality Trust, Inc.	14,508	80,229
AvalonBay Communities, Inc.	31,724	5,445,107
BGP Holdings PLC (I)	181,302	9,664
Bluerock Residential Growth REIT, Inc.	3,268	33,530
Boston Properties, Inc.	33,973	3,877,678
Camden Property Trust	22,498	1,681,501
Campus Crest Communities, Inc. (I)	11,282	78,861
CapitaCommercial Trust	279,700	284,358
CapitaMall Trust	337,900	525,858
Capstead Mortgage Corp.	17,320	168,177
Care Capital Properties, Inc.	21,712	575,585
CareTrust REIT, Inc.	8,785	100,061
CatchMark Timber Trust, Inc., Class A	7,091	75,519
Cedar Realty Trust, Inc.	15,805	107,948
Chatham Lodging Trust	6,564	131,674
Chesapeake Lodging Trust	10,198	259,131
Colony Capital, Inc., Class A	19,487	319,587
Communications Sales & Leasing, Inc. (I)	30,987	584,105
CorEnergy Infrastructure Trust, Inc. (L)	1,893	25,007
CoreSite Realty Corp.	4,282	276,018
Corporate Office Properties Trust	24,320	569,088
Corrections Corp. of America	30,131	871,690
Cousins Properties, Inc.	37,676	326,274
Crown Castle International Corp.	76,696	6,634,204
CubeSmart	29,063	868,984
CyrusOne, Inc.	11,626	460,855
CYS Investments, Inc.	27,602	216,400
DCT Industrial Trust, Inc.	15,480	560,221
Dexus Property Group	141,202	756,665
DiamondRock Hospitality Company	34,948	311,037
Douglas Emmett, Inc.	36,134	969,837
Duke Realty Corp.	89,373	1,848,234
DuPont Fabros Technology, Inc.	10,989	391,758
Dynex Capital, Inc.	8,989	57,080
Easterly Government Properties, Inc.	2,410	41,211
EastGroup Properties, Inc.	5,648	306,291
Education Realty Trust, Inc.	9,829	389,720
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	291,218	252,641
EPR Properties	25,939	1,614,184
Equinix, Inc.	15,271	4,637,650
Equity One, Inc.	31,765	870,679
Equity Residential	84,048	6,260,736
Essex Property Trust, Inc.	14,879	3,113,877

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Extra Space Storage, Inc.	27,800	$2,283,770
Federal Realty Investment Trust	15,648	2,316,843
FelCor Lodging Trust, Inc.	24,790	183,446
Fibra Uno Administracion SA de CV	349,800	730,085
First Industrial Realty Trust, Inc.	19,294	415,207
First Potomac Realty Trust	10,930	92,468
Fonciere Des Regions	4,316	353,757
Fortress Income Fund, Ltd.	76,012	157,941
Fortress Income Fund, Ltd., Class A	105,247	99,794
Franklin Street Properties Corp.	15,222	144,761
Gecina SA	5,003	618,847
General Growth Properties, Inc.	128,712	3,542,154
Getty Realty Corp.	5,239	95,297
Gladstone Commercial Corp.	3,903	58,077
Goodman Group	258,772	1,193,952
Government Properties Income Trust	12,049	178,807
Gramercy Property Trust	73,217	552,788
Great Ajax Corp.	809	8,041
Growthpoint Properties, Ltd.	254,599	387,442
H&R Real Estate Investment Trust	18,639	258,714
Hammerson PLC	88,341	671,728
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	6,751	118,885
Hatteras Financial Corp.	16,843	231,591
HCP, Inc.	105,928	3,133,350
Healthcare Realty Trust, Inc.	17,505	507,820
Hersha Hospitality Trust	8,257	166,213
Highwoods Properties, Inc.	41,045	1,787,510
Hospitality Properties Trust	39,407	956,802
Host Hotels & Resorts, Inc.	176,599	2,703,731
Hudson Pacific Properties, Inc.	12,946	330,123
Hyprop Investments, Ltd.	26,876	175,729
ICADE	4,792	333,659
Independence Realty Trust, Inc.	5,775	37,133
InfraREIT, Inc.	3,698	78,102
Inland Real Estate Corp.	14,924	158,194
Intu Properties PLC	104,126	432,557
Invesco Mortgage Capital, Inc.	21,553	243,764
Investors Real Estate Trust	20,841	127,964
Iron Mountain, Inc.	39,163	1,150,609
iStar, Inc. (I)	14,671	124,117
Japan Prime Realty Investment Corp.	118	484,652
Japan Real Estate Investment Corp.	187	1,128,596
Japan Retail Fund Investment Corp.	347	790,994
Kilroy Realty Corp.	23,901	1,297,107
Kimco Realty Corp.	100,986	2,701,376
Kite Realty Group Trust	14,534	391,255
Klepierre	31,691	1,319,528
Ladder Capital Corp., Class A	7,789	80,538
Lamar Advertising Company, Class A	21,270	1,215,155
Land Securities Group PLC	88,671	1,239,030
LaSalle Hotel Properties	48,780	1,187,793
Lexington Realty Trust	35,661	276,016
Liberty Property Trust	38,191	1,102,956
LTC Properties, Inc.	6,211	276,017
Mack-Cali Realty Corp.	38,464	765,434
Medical Properties Trust, Inc.	40,834	472,449
Mid-America Apartment Communities, Inc.	19,519	1,755,539
Mirvac Group	537,896	700,202
Monmouth Real Estate
Investment Corp., Class A	11,333	125,570
Monogram Residential Trust, Inc.	29,296	266,008
National Health Investors, Inc.	6,537	411,243

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
National Retail Properties, Inc.	35,216	$1,548,800
National Storage Affiliates Trust	4,414	79,849
New Residential Investment Corp.	40,318	472,124
New Senior Investment Group, Inc.	15,098	146,300
New York Mortgage Trust, Inc.	18,785	78,521
New York REIT, Inc.	28,402	272,659
Nexpoint Residential Trust, Inc.	3,344	39,593
Nippon Building Fund, Inc.	201	1,192,119
Nippon Prologis REIT, Inc.	210	445,524
Nomura Real Estate Master Fund, Inc.	504	700,051
Omega Healthcare Investors, Inc.	42,558	1,364,409
One Liberty Properties, Inc.	2,263	48,043
Orchid Island Capital, Inc. (L)	3,517	33,834
Parkway Properties, Inc.	14,462	193,646
Pebblebrook Hotel Trust	12,516	339,935
Pennsylvania Real Estate Investment Trust	11,936	228,694
PennyMac Mortgage Investment Trust	12,980	170,817
Physicians Realty Trust	15,125	259,848
Post Properties, Inc.	13,949	777,378
Potlatch Corp.	17,456	461,537
Preferred Apartment Communities, Inc.	3,947	47,759
Prologis, Inc.	120,182	4,622,200
PS Business Parks, Inc.	3,391	311,328
Public Storage	33,757	8,422,034
QTS Realty Trust, Inc., Class A	4,896	217,970
RAIT Financial Trust	17,161	44,962
Ramco-Gershenson Properties Trust	13,676	229,757
Rayonier, Inc.	31,882	695,984
Realty Income Corp.	58,571	3,428,746
Redefine Properties Ltd.	472,768	305,481
Redwood Trust, Inc.	14,514	172,571
Regency Centers Corp.	24,395	1,721,799
Resilient, Ltd.	31,218	241,862
Resource Capital Corp. (L)	5,797	64,289
Retail Opportunity Investments Corp.	17,496	321,576
Rexford Industrial Realty, Inc.	9,544	160,816
RioCan Real Estate Investment Trust	21,399	405,521
RLJ Lodging Trust	23,048	483,317
Rouse Properties, Inc.	6,187	112,851
Ryman Hospitality Properties	7,579	362,807
Sabra Health Care REIT, Inc.	11,205	223,148
Saul Centers, Inc.	1,685	82,531
Scentre Group	780,143	2,425,603
Segro PLC	83,342	480,106
Select Income REIT	10,853	223,789
Senior Housing Properties Trust	61,881	965,962
Silver Bay Realty Trust Corp.	6,693	92,029
Simon Property Group, Inc.	71,366	13,540,271
SL Green Realty Corp.	21,719	1,915,181
Smart Real Estate Investment Trust	8,765	208,468
Sovran Self Storage, Inc.	15,554	1,655,568
STAG Industrial, Inc.	11,198	196,637
Starwood Waypoint Residential Trust (I)	6,394	140,412
Stockland	347,507	1,031,316
STORE Capital Corp.	7,054	170,354
Summit Hotel Properties, Inc.	14,736	159,296
Sun Communities, Inc.	8,828	596,155
Sunstone Hotel Investors, Inc.	37,445	483,041
Suntec Real Estate Investment Trust	332,700	394,871
Tanger Factory Outlet Centers, Inc.	24,657	790,997
Taubman Centers, Inc.	15,502	1,097,852
Terreno Realty Corp.	7,306	161,755
The British Land Company PLC	110,334	1,006,771

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
The GEO Group, Inc.	13,065	$379,408
The GPT Group	258,879	906,578
The Link REIT	288,925	1,628,265
The Macerich Company	29,379	2,323,291
UDR, Inc.	67,717	2,324,725
UMH Properties, Inc.	4,202	39,457
Unibail-Rodamco SE	13,479	3,353,605
Unibail-Rodamco SE	724	180,133
United Development Funding IV (L)	5,689	18,205
United Urban Investment Corp.	377	592,736
Universal Health Realty Income Trust	2,245	116,381
Urban Edge Properties	39,180	952,858
Urstadt Biddle Properties, Inc., Class A	5,036	99,562
Ventas, Inc.	78,132	4,349,608
Vicinity Centres	490,782	1,086,571
Vornado Realty Trust	40,752	3,519,343
Washington Real Estate Investment Trust	11,831	306,068
Weingarten Realty Investors	29,335	1,033,472
Welltower, Inc.	81,172	5,177,150
Western Asset Mortgage Capital Corp.	6,987	75,529
Westfield Corp. (I)	289,351	2,057,876
Weyerhaeuser Company	185,185	4,811,112
Whitestone REIT	4,731	53,082
WP Glimcher, Inc. (I)	47,673	411,895
Xenia Hotels & Resorts, Inc.	19,475	298,357
		202,689,270
Real estate management and development - 0.7%
Aeon Mall Company, Ltd.	16,300	231,042
Alexander & Baldwin, Inc.	20,443	685,249
Altisource Portfolio Solutions SA (I)	2,262	60,531
AV Homes, Inc. (I)	2,129	21,247
Ayala Land, Inc.	997,800	687,930
Azrieli Group	4,348	157,727
BR Malls Participacoes SA	56,851	190,563
Brookfield Asset Management, Inc. (L)	118,514	3,637,758
Bumi Serpong Damai Tbk PT	1,061,300	133,536
CapitaLand, Ltd.	365,100	773,224
CBRE Group, Inc., Class A (I)	60,903	1,547,545
Central Pattana PCL	175,800	229,164
Cheung Kong Property Holdings, Ltd.	347,448	1,776,318
China Overseas Land & Investment, Ltd.	324,397	962,849
China Resources Land, Ltd.	227,211	541,876
China Vanke Company, Ltd., H Shares	108,100	243,438
City Developments, Ltd.	56,100	283,890
Consolidated-Tomoka Land Company	776	37,217
Country Garden Holdings Company, Ltd.	464,467	168,958
Daito Trust Construction Company, Ltd.	10,200	1,381,478
Daiwa House Industry Company, Ltd.	85,500	2,339,846
Dalian Wanda Commercial Properties
Company, Ltd., H Shares (S)	48,300	198,090
Deutsche Wohnen AG	45,144	1,191,768
Evergrande Real Estate Group, Ltd.	357,900	233,568
First Capital Realty, Inc.	15,388	222,916
Forestar Group, Inc. (I)	6,131	59,777
Franshion Properties China, Ltd.	308,000	76,804
FRP Holdings, Inc. (I)	875	29,698
Global Logistic Properties, Ltd.	447,200	562,267
Goldin Properties Holdings, Ltd. (I)(L)	117,700	53,239
Guangzhou R&F Properties Company, Ltd.,
H Shares	83,600	98,632
Hang Lung Properties, Ltd.	288,000	505,337
Henderson Land Development Company, Ltd.	148,473	801,655
Highwealth Construction Corp.	86,800	85,480

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Hong Kong Land Holdings, Ltd.	75,000	$440,110
Hulic Company, Ltd.	42,500	376,875
Hysan Development Company, Ltd.	79,557	314,943
IOI Properties Group BHD	217,133	105,798
Jones Lang LaSalle, Inc.	11,640	1,188,095
Kennedy-Wilson Holdings, Inc.	16,233	308,752
Kerry Properties, Ltd.	82,268	192,959
Lend Lease Corp.	80,744	748,484
Lippo Karawaci Tbk PT	2,671,300	204,687
Longfor Properties Company, Ltd.	120,000	147,289
Marcus & Millichap, Inc. (I)	2,338	52,114
Megaworld Corp.	1,518,300	114,867
Mitsubishi Estate Company, Ltd.	179,000	3,325,166
Mitsui Fudosan Company, Ltd.	134,000	3,113,805
Multiplan Empreendimentos Imobiliarios SA	9,567	112,001
New Europe Property Investments PLC	24,742	275,375
New World China Land, Ltd.	214,000	204,088
New World Development Company, Ltd.	691,257	579,318
Nomura Real Estate Holdings, Inc.	17,700	316,814
NTT Urban Development Corp.	16,400	159,967
RE/MAX Holdings, Inc., Class A	2,259	72,424
Robinsons Land Corp.	207,100	114,234
Ruentex Development Company, Ltd.	106,000	143,318
Shanghai Lujiazui Finance & Trade Zone
Development Company, Ltd.	43,000	143,448
Shimao Property Holdings, Ltd.	114,000	147,329
Shui On Land, Ltd.	296,959	74,408
Sino Land Company, Ltd.	389,075	539,883
Sino-Ocean Land Holdings, Ltd.	278,358	121,612
SM Prime Holdings, Inc.	1,134,900	493,620
SOHO China, Ltd.	171,000	76,681
Sumitomo Realty &
Development Company, Ltd.	51,000	1,402,417
Summarecon Agung Tbk PT	1,384,000	164,762
Sun Hung Kai Properties, Ltd.	221,500	2,483,086
Sunac China Holdings, Ltd.	153,400	98,601
Swire Pacific, Ltd., Class A	75,000	732,521
Swire Properties, Ltd.	150,000	385,431
Swiss Prime Site AG (I)	8,293	691,722
Tejon Ranch Company (I)	2,724	47,942
The RMR Group, Inc. (I)	1,245	28,087
The St. Joe Company (I)	9,656	146,868
The Wharf Holdings, Ltd.	175,625	880,968
Tokyo Tatemono Company, Ltd.	29,400	339,352
Tokyu Fudosan Holdings Corp.	73,100	462,150
UOL Group, Ltd.	64,800	260,774
Vonovia SE	62,358	1,936,768
Wheelock and Company, Ltd.	118,000	465,702
Yuexiu Property Company, Ltd.	560,500	78,487
		45,024,719
Thrifts and mortgage finance - 0.1%
Anchor BanCorp Wisconsin, Inc. (I)	1,490	62,222
Astoria Financial Corp.	15,746	234,458
Bank Mutual Corp.	8,550	63,869
BankFinancial Corp.	3,109	37,432
Beneficial Bancorp, Inc. (I)	14,071	179,968
BofI Holding, Inc. (I)(L)	10,691	198,104
Capitol Federal Financial, Inc.	24,425	307,022
Charter Financial Corp.	2,784	38,169
Clifton Bancorp, Inc.	4,435	65,461
Dime Community Bancshares, Inc.	5,872	100,000
Essent Group, Ltd. (I)	9,775	188,169
EverBank Financial Corp.	16,738	217,929

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Federal Agricultural Mortgage Corp., Class C	2,030	$65,874
First Defiance Financial Corp.	1,627	63,762
Flagstar Bancorp, Inc. (I)	3,584	68,813
Fox Chase Bancorp, Inc.	2,178	41,752
Hingham Institution for Savings	224	26,309
HomeStreet, Inc. (I)	3,794	75,766
IMPAC Mortgage Holdings, Inc. (I)	1,531	20,469
Kearny Financial Corp.	16,263	194,668
Lendingtree, Inc. (I)	1,104	97,560
Meridian Bancorp, Inc.	10,063	138,769
Meta Financial Group, Inc.	1,378	57,035
MGIC Investment Corp. (I)	59,371	406,098
Nationstar Mortgage Holdings, Inc. (I)(L)	6,760	79,903
New York Community Bancorp, Inc.	125,255	1,895,108
NMI Holdings, Inc., Class A (I)	8,748	44,615
Northfield Bancorp, Inc.	9,096	142,898
Northwest Bancshares, Inc.	17,148	215,893
OceanFirst Financial Corp.	2,295	38,992
Ocwen Financial Corp. (I)(L)	18,603	70,505
Oritani Financial Corp.	8,501	143,837
PennyMac Financial Services, Inc. (I)	2,790	34,624
PHH Corp. (I)	8,625	78,229
Provident Financial Services, Inc.	11,167	207,595
Radian Group, Inc.	33,476	361,541
Stonegate Mortgage Corp. (I)	2,544	11,906
Territorial Bancorp, Inc.	1,417	36,459
TrustCo Bank Corp.	18,771	108,309
United Community Financial Corp.	9,507	56,091
United Financial Bancorp, Inc. (I)	9,358	108,366
Walker & Dunlop, Inc. (I)	4,538	104,919
Walter Investment Management Corp. (I)(L)	6,576	49,320
Washington Federal, Inc.	40,554	859,339
Waterstone Financial, Inc.	4,831	68,214
WSFS Financial Corp.	5,540	167,862
		7,834,203
		1,170,830,773
Health care - 11.9%
Biotechnology - 2.3%
AbbVie, Inc.	355,088	19,391,356
Abeona Therapeutics, Inc. (I)	2,518	5,640
ACADIA Pharmaceuticals, Inc. (I)	13,929	240,415
Acceleron Pharma, Inc. (I)	3,749	95,000
Achillion Pharmaceuticals, Inc. (I)	20,101	148,546
Acorda Therapeutics, Inc. (I)	7,548	246,895
Actelion, Ltd. (I)	13,231	1,832,748
Adamas Pharmaceuticals, Inc. (I)	1,810	23,168
Aduro Biotech, Inc. (I)	1,473	21,447
Advaxis, Inc. (I)(L)	5,045	27,546
Aegerion Pharmaceuticals, Inc. (I)	4,458	25,143
Affimed NV (I)	2,659	8,482
Agenus, Inc. (I)	13,468	37,306
Aimmune Therapeutics, Inc. (I)	1,920	30,720
Akebia Therapeutics, Inc. (I)(L)	4,187	30,565
Alder Biopharmaceuticals, Inc. (I)	3,998	75,922
Alexion Pharmaceuticals, Inc. (I)	49,962	7,034,650
AMAG Pharmaceuticals, Inc. (I)	5,872	154,316
Amgen, Inc.	163,685	23,289,102
Amicus Therapeutics, Inc. (I)(L)	19,910	122,646
Anacor Pharmaceuticals, Inc. (I)	7,165	456,984
Anthera Pharmaceuticals, Inc. (I)	6,723	20,371
Applied Genetic Technologies Corp. (I)	1,645	21,829
Ardelyx, Inc. (I)	2,804	27,087

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arena Pharmaceuticals, Inc. (I)	41,984	$62,556
ARIAD Pharmaceuticals, Inc. (I)	28,651	156,434
Array BioPharma, Inc. (I)	24,318	61,038
Arrowhead Research Corp. (I)(L)	10,548	41,137
Asterias Biotherapeutics, Inc. (I)	2,284	9,798
Atara Biotherapeutics, Inc. (I)	2,938	48,301
aTyr Pharma, Inc. (I)	1,066	4,765
Avalanche Biotechnologies, Inc. (I)	3,727	19,082
Axovant Sciences, Ltd. (I)(L)	2,431	30,655
Baxalta, Inc.	121,627	4,685,072
Bellicum Pharmaceuticals, Inc. (I)(L)	1,457	13,142
BioCryst Pharmaceuticals, Inc. (I)	12,469	24,813
Biogen, Inc. (I)	47,894	12,424,661
BioSpecifics Technologies Corp. (I)	939	33,335
BioTime, Inc. (I)(L)	8,999	20,698
Blueprint Medicines Corp. (I)	1,676	29,045
Calithera Biosciences, Inc. (I)	1,935	11,494
Cara Therapeutics, Inc. (I)	3,334	16,403
Catabasis Pharmaceuticals, Inc. (I)	1,181	4,960
Catalyst Pharmaceuticals, Inc. (I)	12,761	13,399
Celgene Corp. (I)	169,702	17,111,053
Celldex Therapeutics, Inc. (I)(L)	17,453	118,680
Cellular Biomedicine Group, Inc. (I)	1,646	28,542
Cepheid, Inc. (I)	12,509	371,267
ChemoCentryx, Inc. (I)	4,915	16,170
Chiasma, Inc. (I)	1,325	13,078
Chimerix, Inc. (I)	7,806	35,986
Cidara Therapeutics, Inc. (I)	848	8,497
Clovis Oncology, Inc. (I)	4,738	88,222
Coherus Biosciences, Inc. (I)	4,072	57,782
Concert Pharmaceuticals, Inc. (I)	2,791	35,892
CorMedix, Inc. (I)	6,057	9,509
CSL, Ltd.	68,225	4,988,960
CTI BioPharma Corp. (I)	38,365	20,790
Curis, Inc. (I)	21,030	28,811
Cytokinetics, Inc. (I)	6,114	38,518
CytomX Therapeutics, Inc. (I)	1,357	17,505
CytRx Corp. (I)(L)	12,159	32,100
Dicerna Pharmaceuticals, Inc. (I)	2,519	12,494
Dimension Therapeutics, Inc. (I)	990	6,663
Dynavax Technologies Corp. (I)	6,301	101,572
Eagle Pharmaceuticals, Inc. (I)(L)	1,464	92,803
Edge Therapeutics, Inc. (I)	1,489	10,661
Emergent BioSolutions, Inc. (I)	5,401	182,716
Enanta Pharmaceuticals, Inc. (I)(L)	2,752	78,129
Epizyme, Inc. (I)	5,094	44,776
Esperion Therapeutics, Inc. (I)(L)	2,164	32,222
Exact Sciences Corp. (I)(L)	16,444	82,713
Exelixis, Inc. (I)(L)	40,040	145,746
Fibrocell Science, Inc. (I)	4,928	11,137
FibroGen, Inc. (I)	8,476	146,889
Five Prime Therapeutics, Inc. (I)	3,974	129,433
Flexion Therapeutics, Inc. (I)	2,331	22,040
Foundation Medicine, Inc. (I)(L)	2,001	29,675
Galena Biopharma, Inc. (I)(L)	29,421	24,419
Genocea Biosciences, Inc. (I)	3,868	15,163
Genomic Health, Inc. (I)	3,005	76,417
Geron Corp. (I)(L)	27,561	66,422
Gilead Sciences, Inc.	311,514	27,179,597
Global Blood Therapeutics, Inc. (I)	1,192	17,797
Grifols SA	36,418	793,910
Halozyme Therapeutics, Inc. (I)	18,653	151,649
Heron Therapeutics, Inc. (I)(L)	4,986	79,178

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Idera Pharmaceuticals, Inc. (I)(L)	15,213	$27,079
Ignyta, Inc. (I)	3,633	23,215
Immune Design Corp. (I)	1,910	19,119
ImmunoGen, Inc. (I)	14,814	107,846
Immunomedics, Inc. (I)(L)	18,170	41,064
Infinity Pharmaceuticals, Inc. (I)	8,311	48,038
Inovio Pharmaceuticals, Inc. (I)(L)	12,670	79,821
Insmed, Inc. (I)	10,576	129,344
Insys Therapeutics, Inc. (I)(L)	4,024	70,340
Invitae Corp. (I)	1,294	11,167
Ironwood Pharmaceuticals, Inc. (I)	22,361	215,784
Karyopharm Therapeutics, Inc. (I)	4,106	24,225
Keryx Biopharmaceuticals, Inc. (I)(L)	17,425	70,049
Kite Pharma, Inc. (I)(L)	5,047	225,702
La Jolla Pharmaceutical Company (I)(L)	2,403	36,982
Lexicon Pharmaceuticals, Inc. (I)(L)	6,989	65,277
Ligand Pharmaceuticals, Inc. (I)(L)	3,086	284,776
Lion Biotechnologies, Inc. (I)(L)	8,221	45,873
Loxo Oncology, Inc. (I)	1,427	26,813
MacroGenics, Inc. (I)	5,413	86,500
MannKind Corp. (I)(L)	42,316	43,585
Medgenics, Inc. (I)	3,205	13,237
Merrimack Pharmaceuticals, Inc. (I)(L)	20,231	117,137
MiMedx Group, Inc. (I)(L)	18,583	152,938
Mirati Therapeutics, Inc. (I)	1,996	42,096
Momenta Pharmaceuticals, Inc. (I)	10,415	87,538
Myriad Genetics, Inc. (I)(L)	12,139	424,865
NantKwest, Inc. (I)	1,169	8,043
Natera, Inc. (I)	1,782	12,029
Navidea Biopharmaceuticals, Inc. (I)(L)	25,900	25,628
Neurocrine Biosciences, Inc. (I)	14,935	549,309
NewLink Genetics Corp. (I)(L)	3,547	74,629
Nivalis Therapeutics, Inc. (I)	1,181	5,350
Northwest Biotherapeutics, Inc. (I)(L)	7,859	14,461
Novavax, Inc. (I)(L)	46,827	204,166
OBI Pharma, Inc. (I)	12,000	165,803
Oncocyte Corp. (I)(L)	449	1,724
OncoMed Pharmaceuticals, Inc. (I)(L)	3,025	28,828
Oncothyreon, Inc. (I)	16,889	16,722
Ophthotech Corp. (I)	4,186	188,537
Orexigen Therapeutics, Inc. (I)(L)	18,296	12,992
Organovo Holdings, Inc. (I)(L)	15,886	35,744
Osiris Therapeutics, Inc. (I)(L)	3,366	24,033
Otonomy, Inc. (I)	2,630	33,322
OvaScience, Inc. (I)(L)	4,139	22,971
PDL BioPharma, Inc. (L)	28,050	84,431
Peregrine Pharmaceuticals, Inc. (I)(L)	38,265	15,310
Pfenex, Inc. (I)	2,895	20,670
Portola Pharmaceuticals, Inc. (I)	8,725	245,783
Progenics Pharmaceuticals, Inc. (I)	12,179	53,709
Proteon Therapeutics, Inc. (I)	1,547	8,323
Prothena Corp. PLC (I)	5,484	174,611
PTC Therapeutics, Inc. (I)(L)	5,818	46,428
Radius Health, Inc. (I)	5,777	169,266
Raptor Pharmaceutical Corp. (I)	13,998	48,433
Regeneron Pharmaceuticals, Inc. (I)	16,884	6,483,794
REGENXBIO, Inc. (I)	1,278	15,502
Regulus Therapeutics, Inc. (I)	5,089	33,435
Repligen Corp. (I)	5,620	144,603
Retrophin, Inc. (I)	5,996	85,323
Rigel Pharmaceuticals, Inc. (I)	16,564	37,600
Sage Therapeutics, Inc. (I)	2,374	69,796
Sangamo BioSciences, Inc. (I)	11,735	61,491

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sarepta Therapeutics, Inc. (I)(L)	7,823	$107,253
Seres Therapeutics, Inc. (I)(L)	1,504	34,757
Sorrento Therapeutics, Inc. (I)(L)	5,043	30,460
Spark Therapeutics, Inc. (I)	1,341	42,724
Spectrum Pharmaceuticals, Inc. (I)	11,817	53,413
Stemline Therapeutics, Inc. (I)	3,224	15,507
Synergy Pharmaceuticals, Inc. (I)(L)	17,256	53,839
Synta Pharmaceuticals Corp. (I)	15,836	3,603
T2 Biosystems, Inc. (I)	2,005	16,020
TESARO, Inc. (I)	4,003	161,961
TG Therapeutics, Inc. (I)(L)	6,208	51,713
Threshold Pharmaceuticals, Inc. (I)	10,964	2,472
Tobira Therapeutics, Inc. (I)	852	6,032
Tokai Pharmaceuticals, Inc. (I)	1,624	10,345
Trevena, Inc. (I)	5,568	46,604
Trius Therapeutics, Inc. (I)(L)	6,739	741
TrovaGene, Inc. (I)(L)	5,173	26,641
Ultragenyx Pharmaceutical, Inc. (I)	6,719	409,792
United Therapeutics Corp. (I)	11,800	1,438,892
Vanda Pharmaceuticals, Inc. (I)(L)	7,313	57,407
Verastem, Inc. (I)	5,449	6,103
Versartis, Inc. (I)(L)	4,101	26,944
Vertex Pharmaceuticals, Inc. (I)	51,850	4,432,657
Vitae Pharmaceuticals, Inc. (I)	2,272	20,516
Vital Therapies, Inc. (I)	3,712	30,810
Voyager Therapeutics, Inc. (I)	1,028	9,838
vTv Therapeutics, Inc., Class A (I)	1,274	7,275
XBiotech, Inc. (I)	825	6,320
Xencor, Inc. (I)	4,999	54,989
XOMA Corp. (I)	14,657	11,139
Zafgen, Inc. (I)	2,735	17,121
ZIOPHARM Oncology, Inc. (I)(L)	19,591	153,985
		142,725,337
Health care equipment and supplies - 1.8%
Abaxis, Inc.	3,859	151,350
Abbott Laboratories	277,511	10,750,776
ABIOMED, Inc. (I)	7,291	583,353
Accuray, Inc. (I)(L)	13,331	67,322
Align Technology, Inc. (I)	18,748	1,237,930
Analogic Corp.	2,109	158,133
AngioDynamics, Inc. (I)	4,844	52,654
Anika Therapeutics, Inc. (I)	2,492	112,464
Antares Pharma, Inc. (I)(L)	26,321	25,268
AtriCure, Inc. (I)	5,016	83,115
Atrion Corp.	254	95,441
Baxter International, Inc.	102,516	4,050,407
Becton, Dickinson and Company	38,033	5,607,966
Boston Scientific Corp. (I)	253,964	4,312,309
C.R. Bard, Inc.	12,784	2,459,386
Cantel Medical Corp.	5,995	381,462
Cardiovascular Systems, Inc. (I)	5,529	46,222
Cerus Corp. (I)	17,281	84,677
Cochlear, Ltd.	8,317	607,101
Coloplast A/S	15,035	1,136,130
ConforMIS, Inc. (I)	1,810	16,489
CONMED Corp.	4,751	188,805
Corindus Vascular Robotics, Inc. (I)	3,852	5,200
CryoLife, Inc.	4,509	48,291
Cutera, Inc. (I)	2,247	26,582
Cynosure, Inc., Class A (I)	3,815	155,156
DENTSPLY International, Inc. (I)	25,856	1,576,182
Edwards Lifesciences Corp. (I)	38,689	3,365,943
EndoChoice Holdings, Inc. (I)	1,073	4,818

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Endologix, Inc. (I)	11,629	$100,242
Entellus Medical, Inc. (I)	920	14,729
Essilor International SA	29,571	3,512,550
Exactech, Inc. (I)	1,779	33,178
GenMark Diagnostics, Inc. (I)	7,127	35,279
Getinge AB, B Shares	28,080	621,668
Glaukos Corp. (I)	1,218	20,048
Globus Medical, Inc., Class A (I)	12,036	292,475
Greatbatch, Inc. (I)	4,520	170,856
Haemonetics Corp. (I)	9,104	292,056
Halyard Health, Inc. (I)	20,188	515,198
Hartalega Holdings BHD	92,200	107,324
HeartWare International, Inc. (I)	2,980	95,241
Hill-Rom Holdings, Inc.	14,744	683,384
Hologic, Inc. (I)	63,609	2,202,780
Hoya Corp.	59,400	2,146,524
ICU Medical, Inc. (I)	2,488	228,647
IDEXX Laboratories, Inc. (I)	23,504	1,719,553
Inogen, Inc. (I)	2,679	91,568
Insulet Corp. (I)	9,971	305,511
Integra LifeSciences Holdings Corp. (I)	4,961	304,407
Intuitive Surgical, Inc. (I)	6,733	3,791,083
Invacare Corp.	5,723	69,306
InVivo Therapeutics Holdings Corp. (I)(L)	5,206	24,416
Invuity, Inc. (I)	984	7,213
iRadimed Corp. (I)	532	9,486
K2M Group Holdings, Inc. (I)	3,112	36,846
Lantheus Holdings, Inc. (I)	2,625	5,565
LDR Holding Corp. (I)	4,368	90,636
LeMaitre Vascular, Inc.	2,133	31,419
LivaNova PLC (I)(L)	18,757	1,058,645
Masimo Corp. (I)	7,679	290,573
Medtronic PLC	258,940	20,039,367
Meridian Bioscience, Inc.	7,265	146,390
Merit Medical Systems, Inc. (I)	7,527	141,583
Natus Medical, Inc. (I)	5,784	210,075
Neogen Corp. (I)	6,521	321,159
Nevro Corp. (I)(L)	2,948	169,805
Novocure, Ltd. (I)	1,509	17,640
NuVasive, Inc. (I)	8,434	352,541
NxStage Medical, Inc. (I)	11,215	167,104
Olympus Corp.	39,100	1,425,643
OraSure Technologies, Inc. (I)	9,365	62,839
Orthofix International NV (I)	3,300	126,753
Oxford Immunotec Global PLC (I)(L)	3,907	37,468
Penumbra, Inc. (I)(L)	796	37,110
Quidel Corp. (I)	5,100	79,917
ResMed, Inc.	36,151	2,057,353
Rockwell Medical Technologies, Inc. (I)(L)	8,733	83,837
RTI Surgical, Inc. (I)	9,936	34,776
SeaSpine Holdings Corp. (I)	1,663	20,954
Second Sight Medical Products, Inc. (I)(L)	2,005	10,266
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	156,000	100,315
Sientra, Inc. (I)	1,321	9,247
Sirona Dental Systems, Inc. (I)	14,478	1,601,175
Smith & Nephew PLC	101,360	1,644,861
Sonova Holding AG	6,914	827,971
Spectranetics Corp. (I)(L)	7,382	104,677
St. Jude Medical, Inc.	52,073	2,795,799
STAAR Surgical Company (I)	7,420	46,227
STERIS PLC	37,090	2,385,629
Stryker Corp.	58,641	5,857,063

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
SurModics, Inc. (I)	2,245	$41,892
Sysmex Corp.	20,800	1,282,944
Tandem Diabetes Care, Inc. (I)	2,890	25,837
Teleflex, Inc.	10,702	1,528,460
Terumo Corp.	43,300	1,479,302
The Cooper Companies, Inc.	12,585	1,799,152
Transenterix, Inc. (I)(L)	9,357	30,036
Unilife Corp. (I)(L)	20,136	16,944
Utah Medical Products, Inc.	643	38,098
Varian Medical Systems, Inc. (I)	15,889	1,242,838
Vascular Solutions, Inc. (I)	3,088	92,825
Veracyte, Inc. (I)	2,661	17,563
West Pharmaceutical Services, Inc.	31,062	1,926,465
William Demant Holdings A/S (I)	3,235	281,005
Wright Medical Group NV (I)	15,704	268,381
Zeltiq Aesthetics, Inc. (I)	5,472	126,020
Zimmer Biomet Holdings, Inc.	32,549	3,151,069
		110,563,713
Health care providers and services - 1.8%
AAC Holdings, Inc. (I)(L)	1,423	29,029
Aceto Corp.	4,976	106,735
Addus HomeCare Corp. (I)	1,213	27,535
Adeptus Health, Inc., Class A (I)(L)	1,054	59,994
Aetna, Inc.	63,185	6,863,787
Air Methods Corp. (I)	6,766	245,809
Alfresa Holdings Corp.	25,100	454,083
Alliance HealthCare Services, Inc. (I)	989	7,071
Almost Family, Inc. (I)	1,336	50,447
Amedisys, Inc. (I)	4,812	176,793
AmerisourceBergen Corp.	35,873	3,107,319
AMN Healthcare Services, Inc. (I)	8,404	238,926
Amsurg Corp. (I)	23,383	1,591,213
Anthem, Inc.	47,521	6,210,519
Bangkok Dusit Medical Services PCL	525,412	318,318
BioScrip, Inc. (I)(L)	11,480	24,797
BioTelemetry, Inc. (I)	4,584	55,283
Bumrungrad Hospital PCL	53,100	322,988
Capital Senior Living Corp. (I)	5,037	86,032
Cardinal Health, Inc.	60,817	4,968,749
Centene Corp. (I)	30,828	1,755,963
Chemed Corp.	2,989	384,087
Cigna Corp.	47,023	6,564,881
Civitas Solutions, Inc. (I)	1,968	36,388
Community Health Systems, Inc. (I)	30,389	459,482
CorVel Corp. (I)	1,532	63,563
Cross Country Healthcare, Inc. (I)	5,447	67,597
DaVita HealthCare Partners, Inc. (I)	28,842	1,902,707
Diplomat Pharmacy, Inc. (I)(L)	6,422	228,752
ExamWorks Group, Inc. (I)	7,104	206,726
Express Scripts Holding Company (I)	126,243	8,884,982
Five Star Quality Care, Inc. (I)	6,943	16,455
Fresenius Medical Care AG &
Company KGaA	29,244	2,455,346
Fresenius SE & Company KGaA	51,045	3,352,708
Genesis Healthcare, Inc. (I)	6,336	11,278
Hanger, Inc. (I)	6,259	15,585
HCA Holdings, Inc. (I)	58,338	4,037,573
Health Net, Inc. (I)	20,061	1,248,195
HealthEquity, Inc. (I)	6,227	129,646
Healthscope, Ltd.	252,180	445,369
HealthSouth Corp.	16,131	568,295
Healthways, Inc. (I)	5,332	56,146
Henry Schein, Inc. (I)	14,819	2,451,804

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Humana, Inc.	26,744	$4,732,886
IHH Healthcare BHD	354,709	539,333
Kindred Healthcare, Inc.	14,310	150,398
Laboratory Corp. of America Holdings (I)	19,858	2,181,203
Landauer, Inc.	1,749	50,843
LHC Group, Inc. (I)	2,266	80,738
Life Healthcare Group Holdings, Ltd.	106,057	234,306
LifePoint Health, Inc. (I)	11,254	701,799
Magellan Health Services, Inc. (I)	4,390	276,504
McKesson Corp.	42,472	6,609,493
Mediclinic International PLC (I)	23,562	273,884
Medipal Holdings Corp.	19,200	294,243
MEDNAX, Inc. (I)	24,364	1,633,363
Miraca Holdings, Inc.	7,800	336,062
Molina Healthcare, Inc. (I)	17,412	1,080,240
National HealthCare Corp.	1,817	116,524
Netcare, Ltd.	104,537	212,699
Nobilis Health Corp. (I)	5,617	16,008
Odontoprev SA	32,397	81,889
Owens & Minor, Inc.	27,167	1,070,651
Patterson Companies, Inc.	13,915	604,468
PharMerica Corp. (I)	5,218	120,588
Qualicorp SA	23,384	75,005
Quest Diagnostics, Inc.	28,241	1,878,874
RadNet, Inc. (I)	5,978	34,075
Ramsay Health Care, Ltd.	20,746	978,253
Ryman Healthcare, Ltd.	42,451	224,079
Select Medical Holdings Corp.	18,071	176,915
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	56,700	101,887
Sinopharm Group Company, Ltd., H Shares	98,000	358,114
Sonic Healthcare, Ltd.	55,759	732,537
Surgery Partners, Inc. (I)	2,835	37,224
Surgical Care Affiliates, Inc. (I)	3,701	150,002
Suzuken Company, Ltd.	11,100	360,716
Team Health Holdings, Inc. (I)	12,596	561,404
Teladoc, Inc. (I)(L)	1,708	23,622
Tenet Healthcare Corp. (I)	12,634	313,576
The Ensign Group, Inc.	8,738	179,216
The Providence Service Corp. (I)	2,384	113,264
Triple-S Management Corp., Class B (I)	4,152	108,865
Trupanion, Inc. (I)(L)	2,938	26,677
UnitedHealth Group, Inc.	176,288	20,995,901
Universal American Corp.	8,612	57,528
Universal Health Services, Inc., Class B	16,933	1,868,895
US Physical Therapy, Inc.	2,142	108,578
VCA, Inc. (I)	20,878	1,065,404
WellCare Health Plans, Inc. (I)	19,046	1,711,664
		113,929,352
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	48,603	608,510
Castlight Health, Inc., B Shares (I)	6,646	22,065
Cerner Corp. (I)	54,992	2,807,892
Computer Programs & Systems, Inc. (L)	1,972	111,734
Evolent Health, Inc., Class A (I)	2,375	23,869
HealthStream, Inc. (I)	4,410	91,155
HMS Holdings Corp. (I)	15,349	202,146
Imprivata, Inc. (I)	1,551	17,899
M3, Inc.	27,700	659,372
Medidata Solutions, Inc. (I)	9,643	332,684
Omnicell, Inc. (I)	6,436	176,153
Press Ganey Holdings, Inc. (I)	1,715	45,242
Quality Systems, Inc.	8,641	134,368

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Vocera Communications, Inc. (I)	4,356	$60,331
		5,293,420
Life sciences tools and services - 0.4%
Accelerate Diagnostics, Inc. (I)(L)	3,778	45,449
Affymetrix, Inc. (I)(L)	13,391	188,010
Agilent Technologies, Inc.	45,987	1,717,614
Albany Molecular Research, Inc. (I)(L)	4,417	65,107
Bio-Rad Laboratories, Inc., Class A (I)	5,405	727,729
Bio-Techne Corp.	9,562	820,802
Cambrex Corp. (I)	5,540	213,678
Charles River
Laboratories International, Inc. (I)	12,035	883,730
Fluidigm Corp. (I)(L)	5,332	35,351
Harvard Bioscience, Inc. (I)	5,614	15,439
Illumina, Inc. (I)	20,908	3,141,218
INC Research Holdings, Inc., Class A (I)	2,237	88,764
Lonza Group AG (I)	6,832	1,034,503
Luminex Corp. (I)	7,509	140,268
Mettler-Toledo International, Inc. (I)	7,068	2,225,784
NanoString Technologies, Inc. (I)(L)	2,392	28,800
NeoGenomics, Inc. (I)	9,699	61,783
Pacific Biosciences of California, Inc. (I)	10,374	86,000
PAREXEL International Corp. (I)	23,382	1,372,290
PerkinElmer, Inc.	15,299	723,031
PRA Health Sciences, Inc. (I)	3,426	147,900
QIAGEN NV (I)	29,589	627,269
Sequenom, Inc. (I)(L)	22,170	32,590
Thermo Fisher Scientific, Inc.	56,312	7,274,947
Waters Corp. (I)	12,067	1,451,781
		23,149,837
Pharmaceuticals - 5.5%
Aclaris Therapeutics, Inc. (I)	1,017	18,652
Aerie Pharmaceuticals, Inc. (I)	3,571	60,136
Agile Therapeutics, Inc. (I)	1,858	10,702
Akorn, Inc. (I)	20,608	547,967
Alimera Sciences, Inc. (I)	6,165	13,255
Allergan PLC (I)	75,339	21,856,597
Amphastar Pharmaceuticals, Inc. (I)	5,677	59,779
ANI Pharmaceuticals, Inc. (I)(L)	1,312	43,375
Aralez Pharmaceuticals, Inc. (I)	5,357	30,374
Aratana Therapeutics, Inc. (I)	5,385	17,609
Aspen Pharmacare Holdings, Ltd. (I)	37,815	668,314
Assembly Biosciences, Inc. (I)	2,584	11,731
Astellas Pharma, Inc.	301,100	4,332,188
AstraZeneca PLC	143,981	8,186,281
Bayer AG	110,658	11,471,692
BioDelivery Sciences International, Inc. (I)(L)	8,392	32,561
Bristol-Myers Squibb Company	322,962	20,001,037
Carbylan Therapeutics, Inc. (I)	2,586	1,603
Catalent, Inc. (I)	39,941	969,368
Celltrion, Inc. (I)(L)	9,790	788,239
Cempra, Inc. (I)(L)	5,494	92,464
Chelsea Therapeutics International, Ltd. (I)	9,811	785
China Medical System Holdings, Ltd.	92,000	115,921
Chugai Pharmaceutical Company, Ltd.	31,900	944,916
Collegium Pharmaceutical, Inc. (I)	1,283	22,376
Corcept Therapeutics, Inc. (I)	11,411	43,590
Corium International, Inc. (I)	1,886	8,638
CSPC Pharmaceutical Group, Ltd.	340,000	270,527
Daiichi Sankyo Company, Ltd.	91,000	1,899,949
Depomed, Inc. (I)	10,266	156,864
Dermira, Inc. (I)	2,626	60,556

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Dr. Reddy’s Laboratories, Ltd., ADR (L)	7,640	$336,007
Durect Corp. (I)	19,124	21,610
Dyax Corp. (I)	25,454	28,254
Eisai Company, Ltd.	36,000	2,218,939
Eli Lilly & Company	188,698	13,586,256
Endo International PLC (I)	37,399	1,563,652
Endocyte, Inc. (I)	6,743	20,296
Flex Pharma, Inc. (I)	959	7,125
Foamix Pharmaceuticals, Ltd. (I)(L)	3,850	22,061
Forest Laboratories, Inc. (I)	891	0
Galenica Holding AG	494	740,375
GlaxoSmithKline PLC	554,441	10,745,095
Hanmi Pharm Company, Ltd.	569	298,573
Hanmi Science Company, Ltd.	1,274	150,348
Heska Corp. (I)	1,093	35,588
Hisamitsu Pharmaceutical Company, Inc.	8,100	353,650
Impax Laboratories, Inc. (I)	12,540	409,933
Innoviva, Inc. (L)	14,772	173,128
Intersect ENT, Inc. (I)	2,774	50,154
Intra-Cellular Therapies, Inc. (I)	4,671	131,349
Johnson & Johnson	530,843	55,849,992
Kalbe Farma Tbk PT	2,882,610	280,385
Kyowa Hakko Kirin Company, Ltd.	32,937	490,247
Lannett Company, Inc. (I)(L)	4,524	113,824
Luye Pharma Group, Ltd. (I)	109,300	87,759
Mallinckrodt PLC (I)	24,386	1,585,822
Merck & Company, Inc.	534,335	26,828,960
Merck KGaA	17,295	1,465,872
Mitsubishi Tanabe Pharma Corp.	32,000	574,655
Mylan NV (I)	75,975	3,424,193
MyoKardia, Inc. (I)	1,119	7,945
Nektar Therapeutics (I)	23,106	258,094
Neos Therapeutics, Inc. (I)	974	9,652
Novartis AG	293,176	20,882,464
Novo Nordisk A/S, Class B	266,335	13,712,160
Ocular Therapeutix, Inc. (I)(L)	2,567	20,202
Omeros Corp. (I)(L)	6,642	67,350
Ono Pharmaceutical Company, Ltd.	11,800	2,184,881
Orion OYJ, Class B	13,684	462,339
Otsuka Holdings Company, Ltd.	55,700	1,968,683
Pacira Pharmaceuticals, Inc. (I)(L)	6,368	331,200
Paratek Pharmaceuticals, Inc. (I)	2,199	33,601
Pernix Therapeutics Holdings, Inc. (I)	7,341	16,150
Perrigo Company PLC	27,964	3,530,455
Pfizer, Inc.	1,180,635	35,029,440
Phibro Animal Health Corp., Class A	2,967	82,067
Prestige Brands Holdings, Inc. (I)	9,157	447,777
Relypsa, Inc. (I)(L)	5,642	74,813
Revance Therapeutics, Inc. (I)(L)	3,225	57,034
Richter Gedeon Nyrt	24,856	441,691
Roche Holding AG	90,497	23,204,808
Sagent Pharmaceuticals, Inc. (I)	3,745	53,104
Sanofi	170,087	13,477,394
Santen Pharmaceutical Company, Ltd.	53,100	815,300
SciClone Pharmaceuticals, Inc. (I)	9,102	90,292
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	33,100	76,791
Shionogi & Company, Ltd.	42,600	1,826,610
Shire PLC	67,489	3,520,874
Sihuan Pharmaceutical Holdings Group, Ltd.	280,000	71,637
Sino Biopharmaceutical, Ltd.	366,000	267,612
Sucampo Pharmaceuticals, Inc., Class A (I)	4,254	55,940
Sumitomo Dainippon Pharma Company, Ltd.	22,700	257,461

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc. (I)	5,937	$74,450
Taisho Pharmaceutical
Holdings Company, Ltd.	4,500	355,077
Takeda Pharmaceutical Company, Ltd.	112,700	5,364,740
Taro Pharmaceutical Industries, Ltd. (I)	900	130,401
Teligent, Inc. (I)(L)	7,405	43,319
Tetraphase Pharmaceuticals, Inc. (I)	6,473	26,151
Teva Pharmaceutical Industries, Ltd.	114,058	6,399,642
The Medicines Company (I)	11,572	372,156
TherapeuticsMD, Inc. (I)(L)	21,862	133,577
Theravance Biopharma, Inc. (I)(L)	5,051	79,402
UCB SA	17,578	1,300,786
Valeant Pharmaceuticals International, Inc. (I)	44,655	3,118,589
VIVUS, Inc. (I)(L)	17,799	18,511
XenoPort, Inc. (I)	9,959	44,517
Yuhan Corp.	850	177,283
Zoetis, Inc.	84,187	3,456,718
Zogenix, Inc. (I)	4,129	43,767
Zynerba Pharmaceuticals, Inc. (I)	891	5,346
		338,812,401
		734,474,060
Industrials - 11.0%
Aerospace and defense - 1.8%
AAR Corp.	6,098	129,826
Aerojet Rocketdyne Holdings, Inc. (I)	10,694	166,078
Aerovironment, Inc. (I)	3,525	87,702
Airbus Group NV	85,071	5,490,205
American Science & Engineering, Inc. (L)	1,409	33,407
Astronics Corp. (I)	3,802	120,942
AviChina Industry & Technology
Company, Ltd., H Shares	174,000	118,671
B/E Aerospace, Inc.	27,043	1,179,616
BAE Systems PLC	359,759	2,550,456
Bombardier, Inc., Class B (I)	264,941	207,566
CAE, Inc.	36,831	406,148
Cobham PLC	129,091	461,527
Cubic Corp.	3,817	134,129
Curtiss-Wright Corp.	19,603	1,383,776
DigitalGlobe, Inc. (I)	12,384	186,255
Ducommun, Inc. (I)	1,931	27,768
Embraer SA	80,608	606,234
Engility Holdings, Inc. (I)	3,068	44,517
Esterline Technologies Corp. (I)	12,812	717,600
Finmeccanica SpA (I)	57,702	593,813
General Dynamics Corp.	56,999	7,767,254
HEICO Corp.	3,720	213,937
HEICO Corp., Class A	6,711	293,271
Honeywell International, Inc.	147,031	14,901,592
Huntington Ingalls Industries, Inc.	12,143	1,591,462
KLX, Inc. (I)	22,824	638,844
Korea Aerospace Industries, Ltd. (I)	6,321	360,565
Kratos Defense &
Security Solutions, Inc. (I)(L)	8,895	29,709
L-3 Communications Holdings, Inc.	13,669	1,603,510
Lockheed Martin Corp.	50,361	10,867,400
Meggitt PLC	89,066	515,248
Moog, Inc., Class A (I)	6,471	279,418
National Presto Industries, Inc. (L)	846	68,864
Northrop Grumman Corp.	35,475	6,819,005
Orbital ATK, Inc.	15,206	1,273,655
Raytheon Company	57,355	7,103,417
Rockwell Collins, Inc.	25,739	2,253,964

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Rolls-Royce Holdings PLC	208,806	$1,960,061
Safran SA	45,045	2,790,911
Singapore Technologies Engineering, Ltd.	221,700	471,189
Sparton Corp. (I)	1,627	23,380
TASER International, Inc. (I)	9,094	176,242
Teledyne Technologies, Inc. (I)	15,264	1,300,188
Textron, Inc.	56,667	1,935,178
Thales SA	15,071	1,196,677
The Boeing Company	119,970	14,178,055
The KEYW Holding Corp. (I)(L)	5,655	35,231
Triumph Group, Inc.	12,685	386,385
United Technologies Corp.	149,557	14,450,197
Vectrus, Inc. (I)	2,102	40,464
Zodiac Aerospace	29,050	483,849
		110,655,358
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	9,580	110,649
Atlas Air Worldwide Holdings, Inc. (I)	4,321	156,463
Bollore SA (I)	124,985	481,778
C.H. Robinson Worldwide, Inc.	29,326	2,047,835
Deutsche Post AG	129,660	3,074,000
Echo Global Logistics, Inc. (I)	5,132	130,917
Expeditors International of Washington, Inc.	37,362	1,710,432
FedEx Corp.	52,938	7,246,153
Forward Air Corp.	5,393	219,603
Hub Group, Inc., Class A (I)	6,254	230,898
Hyundai Glovis Company, Ltd.	2,044	318,882
Park-Ohio Holdings Corp.	1,650	48,510
Radiant Logistics, Inc. (I)	6,419	20,348
Royal Mail PLC	102,561	646,017
Sinotrans, Ltd., H Shares	150,000	56,009
TNT Express NV	66,114	565,406
United Parcel Service, Inc., Class B	140,306	13,546,544
XPO Logistics, Inc. (I)(L)	12,521	310,020
Yamato Transport Company, Ltd.	48,500	983,669
		31,904,133
Airlines - 0.5%
Air China, Ltd., H Shares	149,466	88,739
AirAsia BHD	206,146	72,023
Alaska Air Group, Inc.	32,563	2,406,406
Allegiant Travel Company	2,321	380,365
American Airlines Group, Inc.	124,308	5,096,628
ANA Holdings, Inc.	166,000	469,512
Cathay Pacific Airways, Ltd.	153,000	243,741
China Airlines, Ltd. (I)	333,000	114,878
China Southern Airlines Company, Ltd.,
H Shares	150,400	84,398
Delta Air Lines, Inc.	160,241	7,730,026
Deutsche Lufthansa AG (I)	30,963	461,099
easyJet PLC	18,365	383,636
Eva Airways Corp. (I)	238,000	127,360
Hawaiian Holdings, Inc. (I)	8,333	358,486
International Consolidated Airlines Group SA	99,018	752,940
Japan Airlines Company, Ltd.	17,100	611,864
JetBlue Airways Corp. (I)	81,492	1,792,824
Korean Air Lines Company, Ltd. (I)	3,950	82,069
Latam Airlines Group SA (I)	36,182	205,238
Qantas Airways, Ltd. (I)	76,240	209,422
Republic Airways Holdings, Inc. (I)	9,085	5,723
Ryanair Holdings PLC, ADR	3,339	277,705
Singapore Airlines, Ltd.	76,540	633,086
SkyWest, Inc.	8,888	160,428

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Southwest Airlines Company	128,784	$5,402,489
Turk Hava Yollari (I)	85,595	210,531
United Continental Holdings, Inc. (I)	72,276	4,138,524
Virgin America, Inc. (I)(L)	4,468	139,357
		32,639,497
Building products - 0.4%
AAON, Inc.	7,019	174,071
Advanced Drainage Systems, Inc. (L)	5,777	112,074
Allegion PLC	20,423	1,286,649
American Woodmark Corp. (I)	2,186	149,282
AO Smith Corp.	19,336	1,360,868
Apogee Enterprises, Inc.	4,999	199,610
Asahi Glass Company, Ltd.	135,000	653,458
Assa Abloy AB	140,623	2,695,998
Builders FirstSource, Inc. (I)	8,748	69,372
Cie de Saint-Gobain	70,215	2,712,637
Continental Building Products, Inc. (I)	5,413	91,371
Daikin Industries, Ltd.	33,500	2,245,686
Fortune Brands Home & Security, Inc.	41,354	2,076,798
Geberit AG	4,840	1,742,407
Gibraltar Industries, Inc. (I)	5,431	134,227
Griffon Corp.	5,923	88,016
Insteel Industries, Inc.	3,190	83,514
KCC Corp.	631	217,978
Lennox International, Inc.	10,399	1,343,655
LIXIL Group Corp.	38,000	780,386
Masco Corp.	67,639	1,907,420
Masonite International Corp. (I)	5,320	305,953
NCI Building Systems, Inc. (I)	4,662	51,002
Nortek, Inc. (I)	1,697	69,967
Patrick Industries, Inc. (I)	2,226	98,367
PGT, Inc. (I)	8,337	82,453
Ply Gem Holdings, Inc. (I)	3,862	39,392
Quanex Building Products Corp.	5,889	101,409
Simpson Manufacturing Company, Inc.	7,419	251,801
TOTO, Ltd.	20,200	581,162
Trex Company, Inc. (I)	5,488	236,368
Universal Forest Products, Inc.	3,543	271,819
		22,215,170
Commercial services and supplies - 0.8%
ABM Industries, Inc.	9,875	310,075
ACCO Brands Corp. (I)	18,763	137,158
Aggreko PLC	29,470	360,680
ARC Document Solutions, Inc. (I)	6,492	22,722
Babcock International Group PLC	28,632	362,275
Brady Corp., Class A	8,432	220,328
Brambles, Ltd.	229,332	2,038,229
Casella Waste Systems, Inc., Class A (I)	6,809	40,377
CECO Environmental Corp.	5,509	34,211
China Everbright International, Ltd.	203,000	215,819
Cintas Corp.	29,879	2,509,537
Civeo Corp. (I)	19,845	17,664
Clean Harbors, Inc. (I)	13,679	582,725
Copart, Inc. (I)	28,155	1,062,851
Dai Nippon Printing Company, Ltd.	78,000	670,818
Deluxe Corp.	21,333	1,224,728
Edenred (L)	29,918	523,791
Ennis, Inc.	4,543	89,679
Essendant, Inc.	6,793	200,190
G&K Services, Inc., Class A	3,399	225,354
G4S PLC	175,903	506,437
Healthcare Services Group, Inc.	12,449	441,691

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Heritage-Crystal Clean, Inc. (I)	2,644	$20,306
Herman Miller, Inc.	25,847	674,348
HNI Corp.	19,207	649,389
InnerWorkings, Inc. (I)	7,273	50,038
Interface, Inc.	11,733	186,555
ISS A/S	19,776	688,481
KEPCO Plant Service &
Engineering Company, Ltd. (I)	2,439	140,463
Kimball International, Inc., Class B	6,347	66,834
Knoll, Inc.	8,362	159,714
Matthews International Corp., Class A	5,813	275,362
McGrath RentCorp	4,189	103,049
Mobile Mini, Inc.	7,890	226,759
MSA Safety, Inc.	13,193	576,138
Multi-Color Corp.	2,166	105,441
Park24 Company, Ltd.	13,500	353,591
Pitney Bowes, Inc.	71,765	1,300,382
Quad/Graphics, Inc.	5,431	68,756
R.R. Donnelley & Sons Company	54,458	826,672
Republic Services, Inc.	82,173	3,755,306
Rollins, Inc.	24,182	665,730
S-1 Corp.	2,022	150,219
Secom Company, Ltd.	30,000	2,139,041
Securitas AB, Series B	43,932	656,713
Societe BIC SA	4,142	574,487
Sohgo Security Services Company, Ltd.	8,700	451,258
SP Plus Corp. (I)	2,772	69,217
Steelcase, Inc., Class A	14,660	183,103
Stericycle, Inc. (I)	33,175	3,779,628
Team, Inc. (I)	3,629	93,011
Tetra Tech, Inc.	10,530	289,891
The ADT Corp.	62,860	2,537,658
The Brink’s Company	8,554	250,205
Toppan Printing Company, Ltd.	75,000	633,349
TRC Companies, Inc. (I)	3,276	21,785
Tyco International PLC	163,407	5,748,658
UniFirst Corp.	2,547	268,479
US Ecology, Inc.	3,679	136,123
Viad Corp.	3,446	97,729
VSE Corp.	745	46,719
Waste Connections, Inc.	31,542	1,945,195
Waste Management, Inc.	157,832	8,814,917
West Corp.	9,300	207,204
		51,785,242
Construction and engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	23,224	600,354
AECOM (I)	39,227	1,077,173
Aegion Corp. (I)	6,241	113,025
Ameresco, Inc., Class A (I)	3,651	18,766
Argan, Inc.	2,287	73,801
Boskalis Westminster NV	11,765	428,006
Bouygues SA	29,189	1,139,562
China Communications Construction
Company, Ltd., H Shares	364,365	327,019
China Railway Construction Corp., H Shares	162,300	153,622
China Railway Group, Ltd., H Shares	329,000	207,596
China State Construction
International Holdings, Ltd.	148,000	227,072
Cimic Group, Ltd.	15,000	336,847
Comfort Systems USA, Inc.	6,332	177,613
Daelim Industrial Company, Ltd.	3,037	197,315

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Daewoo Engineering & Construction Company, Ltd. (I)	9,548	$41,506
Dialog Group BHD	534,712	199,480
Dycom Industries, Inc. (I)	5,968	339,997
EMCOR Group, Inc.	10,981	503,698
Ferrovial SA	54,010	1,040,551
Fluor Corp.	28,345	1,305,004
Furmanite Corp. (I)	6,341	35,383
Gamuda BHD	238,200	251,442
Granite Construction, Inc.	16,905	700,712
Great Lakes Dredge & Dock Corp. (I)	10,176	34,598
GS Engineering & Construction Corp. (I)	5,440	110,224
HC2 Holdings, Inc. (I)	3,936	15,665
Hyundai Development Company (I)	6,210	197,537
Hyundai Engineering &
Construction Company, Ltd.	8,534	262,466
IJM Corp. BHD	425,700	347,160
Jacobs Engineering Group, Inc. (I)	25,424	982,638
JGC Corp.	30,000	472,101
Kajima Corp.	121,000	695,038
KBR, Inc.	37,136	513,591
Larsen & Toubro, Ltd., GDR	21,907	344,193
MasTec, Inc. (I)	11,421	193,929
MYR Group, Inc. (I)	3,881	87,051
Northwest Pipe Company (I)	1,709	17,603
NV5 Global, Inc. (I)	947	20,720
Obayashi Corp.	92,600	843,775
Orion Marine Group, Inc. (I)	4,988	17,907
Primoris Services Corp.	6,859	146,508
Quanta Services, Inc. (I)	32,721	663,909
Shimizu Corp.	84,000	638,473
Sinopec Engineering Group Company, Ltd.,
H Shares	102,000	73,710
Skanska AB, Series B	53,317	1,133,317
SNC-Lavalin Group, Inc.	20,554	645,180
Taisei Corp.	150,000	909,178
Tutor Perini Corp. (I)	6,478	86,546
Vinci SA	68,907	4,759,495
		23,708,056
Electrical equipment - 0.7%
ABB, Ltd. (I)	283,178	5,050,205
Acuity Brands, Inc.	11,313	2,369,282
Allied Motion Technologies, Inc.	1,307	24,127
AMETEK, Inc.	42,170	1,957,110
AZZ, Inc.	4,553	229,927
Doosan Heavy Industries and
Construction Company, Ltd.	4,792	63,912
Eaton Corp. PLC	91,044	5,163,105
Emerson Electric Company	127,356	6,218,793
Encore Wire Corp.	3,550	128,297
EnerSys	7,759	398,502
Enphase Energy, Inc. (I)(L)	5,349	12,463
Franklin Electric Company, Inc.	8,193	244,561
FuelCell Energy, Inc. (I)(L)	3,720	21,241
Fuji Electric Company, Ltd.	80,000	274,047
Generac Holdings, Inc. (I)	12,047	418,513
General Cable Corp.	8,525	73,230
Hubbell, Inc.	13,167	1,308,273
Legrand SA	38,303	1,904,088
LSI Industries, Inc.	3,751	40,511
Mabuchi Motor Company, Ltd.	7,100	311,348
Mitsubishi Electric Corp.	276,000	2,794,184
Nidec Corp.	31,800	2,129,983

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
OSRAM Licht AG	11,908	$556,322
Plug Power, Inc. (I)(L)	30,454	63,344
Powell Industries, Inc.	1,843	48,784
Power Solutions International, Inc. (I)(L)	804	8,040
PowerSecure International, Inc. (I)	4,305	80,073
Preformed Line Products Company	426	13,930
Prysmian SpA	27,627	560,765
Regal Beloit Corp.	11,536	629,635
Rockwell Automation, Inc.	25,067	2,609,224
Schneider Electric SE	78,923	4,704,242
Schneider Electric SE	1,474	87,653
Shanghai Electric Group Company, Ltd.,
H Shares	233,136	99,686
Sunrun, Inc. (I)(L)	3,094	17,388
Teco Electric & Machinery Company, Ltd.	238,000	193,959
Thermon Group Holdings, Inc. (I)	5,715	96,869
Vestas Wind Systems A/S	30,474	2,054,982
Vicor Corp. (I)	3,328	27,622
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	43,000	210,161
		43,198,381
Industrial conglomerates - 1.9%
3M Company	116,854	18,330,887
Aboitiz Equity Ventures, Inc.	257,370	308,982
Alfa SAB de CV, Class A	408,600	739,221
Alliance Global Group, Inc.	278,000	84,345
Beijing Enterprises Holdings, Ltd.	42,114	195,939
Bidvest Group, Ltd.	35,179	789,915
Carlisle Companies, Inc.	16,782	1,513,065
CITIC, Ltd.	359,033	488,540
CJ Corp.	1,592	306,323
CK Hutchison Holdings, Ltd.	346,948	4,183,106
Danaher Corp.	114,476	10,219,273
DMCI Holdings, Inc.	534,000	143,682
Doosan Corp.	674	41,171
Enka Insaat ve Sanayi AS	77,073	124,037
Far Eastern New Century Corp.	372,133	281,934
Fosun International, Ltd.	177,000	227,128
General Electric Company	1,795,194	52,311,953
Grupo Carso SAB de CV, Series A1	82,000	331,392
Hanwha Corp.	4,912	134,585
HAP Seng Consolidated BHD	80,700	147,307
JG Summit Holdings, Inc.	339,780	477,879
Keihan Electric Railway Company, Ltd.	73,000	505,514
Keppel Corp., Ltd.	205,931	756,997
KOC Holdings AS	97,542	424,761
Koninklijke Philips NV	127,883	3,246,922
LG Corp.	10,346	600,584
NWS Holdings, Ltd.	192,230	272,609
Raven Industries, Inc.	6,452	98,587
Roper Technologies, Inc.	19,063	3,201,250
Samsung C&T Corp.	8,261	1,032,299
Seibu Holdings, Inc.	17,100	336,410
Sembcorp Industries, Ltd.	134,600	255,922
Shanghai Industrial Holdings, Ltd.	40,070	86,216
Siemens AG	106,102	9,808,564
Sime Darby BHD	443,000	787,748
SK Holdings Company, Ltd.	3,834	769,849
SM Investments Corp.	21,700	374,167
Smiths Group PLC	45,204	625,954
Toshiba Corp. (L)	574,000	887,929

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Turkiye Sise ve Cam Fabrikalari AS	102,732	$116,891
		115,569,837
Machinery - 1.6%
Accuride Corp. (I)	6,550	8,384
Actuant Corp., Class A	10,517	246,203
AGCO Corp.	19,023	941,448
Alamo Group, Inc.	1,661	86,189
Albany International Corp., Class A	4,914	179,951
Alfa Laval AB	41,195	645,606
Alstom SA (I)	22,091	482,599
Altra Industrial Motion Corp.	4,604	111,923
Amada Company, Ltd.	49,600	459,832
American Railcar Industries, Inc. (L)	1,633	67,394
Andritz AG	12,686	604,879
Astec Industries, Inc.	3,324	144,361
Atlas Copco AB, A Shares	94,214	2,123,176
Atlas Copco AB, B Shares	54,748	1,150,370
Barnes Group, Inc.	9,558	327,935
Blount International, Inc. (I)	8,310	80,607
Blue Bird Corp. (I)	861	7,775
Briggs & Stratton Corp.	7,494	159,397
Caterpillar, Inc.	112,784	7,635,477
Chart Industries, Inc. (I)	5,335	107,607
China Conch Venture Holdings, Ltd.	111,400	173,958
China International Marine Containers Group
Company, Ltd., H Shares	42,400	60,763
CIRCOR International, Inc.	2,981	119,508
CLARCOR, Inc.	21,612	1,040,402
CNH Industrial NV	135,390	898,822
Columbus McKinnon Corp.	3,757	52,034
Commercial Vehicle Group, Inc. (I)	5,592	14,036
Crane Company	12,694	622,641
CRRC Corp., Ltd., H Shares	359,000	327,329
Cummins, Inc.	29,934	2,920,660
Deere & Company	61,417	4,924,415
Donaldson Company, Inc.	31,885	900,432
Douglas Dynamics, Inc.	4,086	79,922
Dover Corp.	26,931	1,636,866
EnPro Industries, Inc.	3,938	204,303
ESCO Technologies, Inc.	4,414	157,536
FANUC Corp.	27,900	4,096,843
Federal Signal Corp.	10,756	127,566
Flowserve Corp.	23,525	988,521
FreightCar America, Inc.	2,120	31,524
GEA Group AG	24,471	1,076,778
Global Brass & Copper Holdings, Inc.	3,787	83,465
Graco, Inc.	14,457	1,132,272
Graham Corp.	1,714	31,486
Haitian International Holdings, Ltd.	52,000	69,356
Harsco Corp.	13,912	52,726
Hillenbrand, Inc.	11,046	310,614
Hino Motors, Ltd.	36,900	372,455
Hitachi Construction
Machinery Company, Ltd.	15,300	212,579
Hiwin Technologies Corp.	24,932	99,742
Hoshizaki Electric Company, Ltd.	5,700	441,135
Hurco Companies, Inc.	1,155	29,972
Hyster-Yale Materials Handling, Inc.	1,632	96,484
Hyundai Heavy Industries Company, Ltd. (I)	4,560	379,660
IDEX Corp.	19,760	1,485,162
IHI Corp.	199,000	354,322
Illinois Tool Works, Inc.	61,781	5,822,859
IMI PLC	31,116	366,376

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Ingersoll-Rand PLC	51,931	$2,885,286
ITT Corp.	23,000	810,980
John Bean Technologies Corp.	5,122	269,417
Joy Global, Inc. (L)	25,072	323,930
JTEKT Corp.	29,400	401,375
Kadant, Inc.	2,021	77,142
Kawasaki Heavy Industries, Ltd.	203,000	549,903
Kennametal, Inc.	20,433	411,316
Komatsu, Ltd.	131,700	2,013,010
Kone OYJ, Class B (L)	45,755	2,025,765
Kubota Corp.	160,000	2,048,203
Kurita Water Industries, Ltd.	15,300	333,377
LB Foster Company, Class A	2,006	27,562
Lincoln Electric Holdings, Inc.	17,047	930,255
Lindsay Corp. (L)	1,984	143,642
Lydall, Inc. (I)	3,067	88,790
Makita Corp.	17,000	998,554
MAN SE	4,716	483,774
Meritor, Inc. (I)	16,548	122,952
Metso OYJ	15,191	335,472
Milacron Holdings Corp. (I)	2,493	34,104
Miller Industries, Inc.	1,969	38,120
Minebea Company, Ltd.	46,000	337,749
Mitsubishi Heavy Industries, Ltd.	433,000	1,540,566
Mueller Industries, Inc.	10,015	262,593
Mueller Water Products, Inc., Class A	28,547	245,790
Nabtesco Corp.	17,400	332,527
Navistar International Corp. (I)(L)	8,833	74,286
NGK Insulators, Ltd.	37,000	658,127
NN, Inc.	4,759	60,344
Nordson Corp.	14,712	1,054,409
NSK, Ltd.	66,900	610,482
Omega Flex, Inc.	518	16,597
Oshkosh Corp.	19,343	667,334
PACCAR, Inc.	69,193	3,563,440
Parker-Hannifin Corp.	25,670	2,597,804
Pentair PLC	34,038	1,623,953
Proto Labs, Inc. (I)	4,057	263,989
RBC Bearings, Inc. (I)	4,157	264,780
Rexnord Corp. (I)	17,873	324,216
Samsung Heavy Industries Company, Ltd. (I)	16,474	139,776
Sandvik AB	149,592	1,359,742
Schindler Holding AG,
Participation Certificates	5,620	938,740
Schindler Holding AG, Registered Shares	2,684	455,906
SembCorp Marine, Ltd. (L)	126,100	136,795
SKF AB, B Shares	55,854	920,316
SMC Corp.	7,700	1,780,578
Snap-on, Inc.	11,290	1,633,324
Standex International Corp.	2,163	152,340
Stanley Black & Decker, Inc.	27,348	2,570,985
Sulzer AG	1,705	160,657
Sumitomo Heavy Industries, Ltd.	79,000	325,827
Sun Hydraulics Corp.	3,984	118,644
Tennant Company	3,130	145,670
Terex Corp.	27,914	624,715
The ExOne Company (I)	2,169	19,825
The Gorman-Rupp Company	3,129	79,039
The Greenbrier Companies, Inc. (L)	4,482	114,067
The Timken Company	18,922	564,443
The Toro Company	14,101	1,123,850
The Weir Group PLC	24,741	327,265
THK Company, Ltd.	17,200	292,778

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Titan International, Inc.	7,880	$39,952
TriMas Corp. (I)	7,983	132,039
Trinity Industries, Inc.	39,736	629,418
Twin Disc, Inc.	1,426	12,392
United Tractors Tbk PT	229,437	265,993
Valmont Industries, Inc.	5,981	676,152
Volvo AB, Series B	216,294	2,166,603
Wabash National Corp. (I)	11,572	135,740
Wabtec Corp.	24,871	1,755,893
Wartsila OYJ ABP	20,021	804,914
Watts Water Technologies, Inc., Class A	4,979	256,767
WEG SA	66,860	219,617
Weichai Power Company, Ltd., H Shares	79,840	72,701
Woodward, Inc.	26,117	1,226,193
Xerium Technologies, Inc. (I)	2,230	16,346
Xylem, Inc.	34,742	1,299,698
Yangzijiang Shipbuilding Holdings, Ltd.	277,200	178,281
Zardoya Otis SA	21,921	233,421
		101,325,954
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	532	681,387
A.P. Moeller - Maersk A/S, Series B	929	1,220,895
China COSCO Holdings Company, Ltd.,
H Shares (I)	212,379	72,602
China Shipping Container Lines
Company, Ltd., H Shares (I)	308,076	59,371
Evergreen Marine Corp Taiwan, Ltd.	174,760	62,816
Golden Ocean Group, Ltd. (I)(L)	11,220	6,514
Kirby Corp. (I)	13,878	785,634
Kuehne & Nagel International AG	6,816	884,060
Matson, Inc.	7,629	305,847
MISC BHD	159,200	331,038
Mitsui O.S.K. Lines, Ltd.	163,000	304,541
Navios Maritime Holdings, Inc. (L)	14,108	11,650
Nippon Yusen KK	230,000	423,871
Safe Bulkers, Inc. (L)	11,436	7,303
Scorpio Bulkers, Inc. (I)	4,725	14,884
Wan Hai Lines, Ltd.	22,000	12,116
		5,184,529
Professional services - 0.6%
Acacia Research Corp.	8,704	27,505
Adecco SA (I)	21,408	1,239,899
Barrett Business Services, Inc.	1,284	44,863
Bureau Veritas SA	38,194	760,871
Capita PLC	75,766	1,050,613
CBIZ, Inc. (I)	8,933	94,690
CDI Corp.	2,400	11,712
CEB, Inc.	14,462	784,853
CRA International, Inc. (I)	1,936	38,178
Equifax, Inc.	41,603	4,363,323
Experian PLC	110,266	1,804,619
Exponent, Inc.	4,593	214,447
Franklin Covey Company (I)	2,144	37,027
FTI Consulting, Inc. (I)	18,095	595,506
GP Strategies Corp. (I)	2,433	59,998
Heidrick & Struggles International, Inc.	3,387	79,561
Hill International, Inc. (I)	6,505	22,768
Huron Consulting Group, Inc. (I)	4,113	228,354
ICF International, Inc. (I)	3,341	112,859
Insperity, Inc.	3,291	156,290
Intertek Group PLC	18,394	743,428
Kelly Services, Inc., Class A	5,436	93,662

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Kforce, Inc.	4,282	$68,255
Korn/Ferry International	8,867	252,000
ManpowerGroup, Inc.	19,030	1,473,683
Mistras Group, Inc. (I)	2,852	61,204
Navigant Consulting, Inc. (I)	8,307	126,100
Nielsen Holdings PLC	140,246	7,059,984
On Assignment, Inc. (I)	9,026	297,948
Pendrell Corp. (I)	29,479	16,803
Randstad Holding NV	17,273	890,653
Recruit Holdings Company, Ltd.	20,200	599,996
Resources Connection, Inc.	6,529	90,557
Robert Half International, Inc.	48,175	1,897,613
RPX Corp. (I)	9,414	93,293
Seek, Ltd.	47,966	529,465
SGS SA	699	1,406,186
The Advisory Board Company (I)	7,418	218,757
The Dun & Bradstreet Corp.	13,463	1,289,621
TriNet Group, Inc. (I)	7,071	92,559
TrueBlue, Inc. (I)	7,174	164,643
Verisk Analytics, Inc. (I)	59,974	4,368,506
Volt Information Sciences, Inc. (I)	1,588	11,704
WageWorks, Inc. (I)	6,307	303,808
		33,878,364
Road and rail - 1.0%
ArcBest Corp.	4,610	90,218
Asciano, Ltd.	92,801	586,373
Aurizon Holdings, Ltd.	311,106	901,141
BTS Group Holdings PCL	742,300	172,837
Canadian National Railway Company	109,494	6,360,849
Canadian Pacific Railway, Ltd.	20,968	2,555,368
CAR, Inc. (I)	68,000	77,490
Celadon Group, Inc.	4,743	42,545
Central Japan Railway Company, Ltd.	20,600	3,685,682
CJ Korea Express Company, Ltd. (I)	741	117,099
ComfortDelGro Corp., Ltd.	303,200	648,445
Covenant Transportation
Group, Inc., Class A (I)	2,037	45,140
CSX Corp.	196,986	4,755,242
DSV A/S	25,984	1,062,562
East Japan Railway Company	47,600	4,168,311
Genesee & Wyoming, Inc., Class A (I)	14,696	833,557
Hankyu Hanshin Holdings, Inc.	163,000	1,043,296
Heartland Express, Inc. (L)	8,728	160,595
J.B. Hunt Transport Services, Inc.	17,682	1,348,960
Kansas City Southern	20,814	1,700,712
Keikyu Corp.	67,000	593,910
Keio Corp.	83,000	762,280
Keisei Electric Railway Company, Ltd.	39,000	535,962
Kintetsu Corp.	258,000	1,105,990
Knight Transportation, Inc.	10,956	265,464
Landstar System, Inc.	11,211	663,691
Localiza Rent a Car SA	17,636	100,970
Marten Transport, Ltd.	4,301	70,536
MTR Corp., Ltd.	187,528	865,703
Nagoya Railroad Company, Ltd.	125,000	598,073
Nippon Express Company, Ltd.	118,000	522,798
Norfolk Southern Corp.	60,483	4,425,541
Odakyu Electric Railway Company, Ltd.	89,000	1,024,546
Old Dominion Freight Line, Inc. (I)	17,995	1,161,757
P.A.M. Transportation Services, Inc. (I)	534	15,256
Roadrunner Transportation Systems, Inc. (I)	5,147	60,014
Ryder System, Inc.	12,185	691,133
Saia, Inc. (I)	4,426	116,183

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Swift Transportation Company (I)	15,661	$266,863
Tobu Railway Company, Ltd.	146,000	760,092
Tokyu Corp.	160,000	1,338,714
Union Pacific Corp.	172,844	13,630,478
Universal Truckload Services, Inc.	1,402	21,955
USA Truck, Inc. (I)	2,003	31,607
Werner Enterprises, Inc.	19,074	506,415
West Japan Railway Company	23,500	1,374,810
YRC Worldwide, Inc. (I)	5,739	46,199
		61,913,362
Trading companies and distributors - 0.5%
AerCap Holdings NV (I)	12,100	432,333
Aircastle, Ltd.	10,983	220,319
AKR Corporindo Tbk PT	234,300	143,251
Applied Industrial Technologies, Inc.	7,032	270,732
Ashtead Group PLC	57,866	738,798
Barloworld, Ltd.	24,276	99,529
Beacon Roofing Supply, Inc. (I)	8,715	314,612
BMC Stock Holdings, Inc. (I)	6,714	102,389
Brenntag AG	20,674	997,877
Bunzl PLC	37,863	1,013,340
CAI International, Inc. (I)	3,565	27,700
Daewoo International Corp.	4,595	70,849
DXP Enterprises, Inc. (I)	2,332	31,692
Fastenal Company (L)	57,846	2,619,845
Finning International, Inc. (L)	23,482	325,069
GATX Corp. (L)	11,114	478,013
H&E Equipment Services, Inc.	5,446	71,724
ITOCHU Corp.	225,400	2,657,284
Kaman Corp.	4,625	203,223
Lawson Products, Inc. (I)	1,212	19,683
Marubeni Corp.	235,600	1,180,398
Mitsubishi Corp.	192,800	3,085,480
Mitsui & Company, Ltd.	243,500	2,807,042
MRC Global, Inc. (I)	18,172	217,155
MSC Industrial Direct Company, Inc., Class A	12,456	866,688
Neff Corp. (I)	1,822	8,873
Noble Group, Ltd. (L)	678,573	166,205
NOW, Inc. (I)(L)	27,574	446,147
Rexel SA	43,471	532,192
Rush Enterprises, Inc., Class A (I)	6,165	106,901
SK Networks Company, Ltd.	10,582	51,047
Sumitomo Corp.	160,600	1,581,011
TAL International Group, Inc.	5,687	72,396
Textainer Group Holdings, Ltd. (L)	3,723	44,750
Titan Machinery, Inc. (I)(L)	3,169	30,169
Toyota Tsusho Corp.	30,300	611,472
Travis Perkins PLC	28,398	703,824
United Rentals, Inc. (I)	19,413	1,001,128
Univar Inc (I)	6,825	107,357
Veritiv Corp. (I)	1,389	44,365
W.W. Grainger, Inc. (L)	10,463	2,269,425
Watsco, Inc.	6,612	843,361
Wolseley PLC	29,309	1,503,034
		29,118,682
Transportation infrastructure - 0.2%
Abertis Infraestructuras SA	62,406	935,198
Aena SA (I)(S)	8,115	918,975
Aeroports de Paris	4,276	501,656
Airports of Thailand PCL	66,700	746,208
Atlantia SpA	58,712	1,449,469
Auckland International Airport, Ltd.	107,697	431,899

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Bangkok Expressway & Metro PCL (I)	938,800	$138,330
Beijing Capital International Airport
Company, Ltd., H Shares	124,611	108,388
CCR SA	107,015	336,591
China Merchants Holdings
International Company, Ltd.	96,031	266,024
COSCO Pacific, Ltd.	145,508	152,135
Fraport AG Frankfurt Airport
Services Worldwide	5,563	321,093
Groupe Eurotunnel SA	67,329	675,674
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	44,200	349,967
Grupo Aeroportuario del Sureste SAB
de CV, Class B	29,690	415,365
Hutchison Port Holdings Trust	803,600	377,608
International Container Terminal Services, Inc.	74,580	97,260
Japan Airport Terminal Company, Ltd.	6,000	210,865
Jasa Marga Tbk PT	272,854	108,111
Jiangsu Expressway Company, Ltd., H Shares	100,855	118,565
Kamigumi Company, Ltd.	33,000	309,085
Malaysia Airports Holdings BHD	118,422	164,801
Mitsubishi Logistics Corp.	16,000	206,693
OHL Mexico SAB de CV (I)	113,500	132,406
Promotora y Operadora de Infraestructura
SAB de CV	34,800	402,705
Sydney Airport	160,047	735,163
TAV Havalimanlari Holding AS	24,813	145,700
Transurban Group	296,861	2,400,055
Wesco Aircraft Holdings, Inc. (I)	10,673	136,508
Westports Holdings Bhd	140,700	134,834
Zhejiang Expressway Company, Ltd., H Shares	118,282	104,758
		13,532,089
		676,628,654
Information technology - 15.2%
Communications equipment - 0.8%
ADTRAN, Inc.	8,712	163,002
Aerohive Networks, Inc. (I)(L)	4,336	22,070
Alliance Fiber Optic Products, Inc. (I)	2,476	34,169
Applied Optoelectronics, Inc. (I)(L)	2,872	51,667
ARRIS International PLC (I)	47,344	1,131,048
Bel Fuse, Inc., Class B	1,787	26,537
Black Box Corp.	3,183	42,175
CalAmp Corp. (I)	6,231	113,903
Calix, Inc. (I)	7,912	54,988
Ciena Corp. (I)	54,076	1,108,558
Cisco Systems, Inc.	983,710	25,753,528
Clearfield, Inc. (I)(L)	1,747	25,384
Comtech Telecommunications Corp.	2,997	61,588
Digi International, Inc. (I)	4,837	41,066
EMCORE Corp. (I)	3,325	17,722
Extreme Networks, Inc. (I)	17,365	48,969
F5 Networks, Inc. (I)	13,812	1,328,300
Finisar Corp. (I)	18,341	267,412
Harmonic, Inc. (I)	15,407	51,613
Harris Corp.	26,096	2,036,010
Infinera Corp. (I)	23,184	363,757
InterDigital, Inc.	15,516	771,611
Ixia (I)	10,306	117,591
Juniper Networks, Inc.	66,220	1,635,634
KVH Industries, Inc. (I)	3,432	31,334
Motorola Solutions, Inc.	31,304	2,300,531
NETGEAR, Inc. (I)	5,609	221,612

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
NetScout Systems, Inc. (I)	41,578	$859,417
Nokia OYJ	740,089	4,482,832
Novatel Wireless, Inc. (I)	7,072	11,598
Oclaro, Inc. (I)(L)	17,389	85,380
Plantronics, Inc.	14,838	556,425
Polycom, Inc. (I)	58,024	604,030
Ruckus Wireless, Inc. (I)	12,763	123,546
ShoreTel, Inc. (I)	11,439	84,534
Sonus Networks, Inc. (I)	9,087	70,788
Telefonaktiebolaget LM Ericsson, B Shares	426,976	3,921,467
Ubiquiti Networks, Inc. (I)(L)	5,476	178,901
ViaSat, Inc. (I)(L)	7,423	541,953
ZTE Corp., H Shares	62,115	101,200
		49,443,850
Electronic equipment, instruments and components - 1.0%
AAC Technologies Holdings, Inc.	60,500	419,318
Agilysys, Inc. (I)	3,187	33,304
Alps Electric Company, Ltd.	25,600	420,109
Amphenol Corp., Class A	62,830	3,334,388
Anixter International, Inc. (I)	4,974	213,036
Arrow Electronics, Inc. (I)	24,085	1,376,699
AU Optronics Corp.	1,093,000	297,154
Avnet, Inc.	34,085	1,402,598
AVX Corp.	8,351	98,041
Badger Meter, Inc.	2,470	162,254
Belden, Inc.	18,414	1,008,535
Benchmark Electronics, Inc. (I)	9,171	198,552
Checkpoint Systems, Inc.	7,515	56,438
Citizen Holdings Company, Ltd.	37,700	207,020
Cognex Corp.	21,942	812,073
Coherent, Inc. (I)	4,208	355,997
Control4 Corp. (I)	4,092	33,554
Corning, Inc.	237,632	4,348,666
CTS Corp.	5,786	83,666
Daktronics, Inc.	7,120	50,338
Delta Electronics Thailand PCL	228,700	520,860
Delta Electronics, Inc.	235,000	943,947
DTS, Inc. (I)	3,017	71,412
Electro Rent Corp.	2,856	27,075
ePlus, Inc. (I)	979	73,513
Fabrinet (I)	6,061	173,042
FARO Technologies, Inc. (I)	3,012	96,535
FEI Company	17,779	1,444,366
FLIR Systems, Inc.	32,040	991,958
GSI Group, Inc. (I)	5,652	72,741
Hamamatsu Photonics KK	20,300	498,240
Hexagon AB, B Shares	36,222	1,229,789
Hirose Electric Company, Ltd.	4,300	485,095
Hitachi High-Technologies Corp.	9,800	260,350
Hitachi, Ltd.	690,000	2,918,809
Hon Hai Precision Industry Company, Ltd.	1,756,866	4,093,714
II-VI, Inc. (I)	8,927	195,948
Ingenico SA	7,905	798,453
Ingram Micro, Inc., Class A	40,455	1,448,289
Innolux Corp.	1,000,000	288,544
Insight Enterprises, Inc. (I)	6,650	173,565
InvenSense, Inc. (I)	13,300	103,873
IPG Photonics Corp. (I)	9,359	771,743
Itron, Inc. (I)	6,594	262,705
Jabil Circuit, Inc.	48,916	1,019,899
Keyence Corp.	6,500	3,359,474
Keysight Technologies, Inc. (I)	43,975	1,147,308
Kimball Electronics, Inc. (I)	4,759	54,348

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Knowles Corp. (I)(L)	38,175	$434,432
Kyocera Corp.	45,800	2,016,535
Largan Precision Company, Ltd.	12,000	907,283
LG Display Company, Ltd.	25,315	505,353
LG Innotek Company, Ltd.	1,541	108,700
Littelfuse, Inc.	3,907	443,913
Mercury Systems, Inc. (I)	5,818	95,066
Mesa Laboratories, Inc.	541	48,679
Methode Electronics, Inc.	6,793	194,076
MTS Systems Corp.	2,540	139,573
Multi-Fineline Electronix, Inc. (I)	1,537	34,690
Murata Manufacturing Company, Ltd.	28,900	3,467,958
National Instruments Corp.	25,799	744,301
Newport Corp. (I)	6,989	159,140
Nippon Electric Glass Company, Ltd.	57,000	271,090
Omron Corp.	27,900	736,864
OSI Systems, Inc. (I)	3,474	209,725
Park Electrochemical Corp.	3,934	55,981
PC Connection, Inc.	1,879	46,543
Plexus Corp. (I)	5,931	215,829
QLogic Corp. (I)	14,839	191,275
RealD, Inc. (I)	7,298	78,818
Rofin-Sinar Technologies, Inc. (I)	4,845	108,237
Rogers Corp. (I)	3,320	177,354
Samsung Electro-Mechanics Company, Ltd.	6,481	283,684
Samsung SDI Company, Ltd.	6,012	484,719
Sanmina Corp. (I)	13,631	280,799
ScanSource, Inc. (I)	4,852	181,416
Shimadzu Corp.	36,000	560,584
Simplo Technology Company, Ltd.	34,900	111,529
SYNNEX Corp.	12,515	1,176,785
Synnex Technology International Corp.	167,000	169,354
TDK Corp.	17,600	917,474
TE Connectivity, Ltd.	75,005	4,269,285
Tech Data Corp. (I)	15,447	1,087,623
Trimble Navigation, Ltd. (I)	64,756	1,506,225
TTM Technologies, Inc. (I)	9,923	65,095
Universal Display Corp. (I)	7,010	334,938
VeriFone Systems, Inc. (I)	29,844	712,973
Vishay Intertechnology, Inc. (L)	58,523	692,912
Vishay Precision Group, Inc. (I)	2,098	24,589
WPG Holdings Company, Ltd.	184,000	186,961
Yaskawa Electric Corp.	33,800	405,369
Yokogawa Electric Corp.	32,600	314,599
Zebra Technologies Corp., Class A (I)	13,397	827,667
Zhen Ding Technology Holding, Ltd.	51,317	110,039
		64,533,369
Internet software and services - 2.7%
58.com, Inc., ADR (I)	3,000	159,000
Actua Corp. (I)	6,907	56,154
Akamai Technologies, Inc. (I)	35,236	1,901,687
Alarm.com Holdings, Inc. (I)(L)	1,381	27,551
Alibaba Group Holding, Ltd., ADR (I)(L)	41,300	2,841,853
Alphabet, Inc., Class A (I)	54,890	39,368,206
Alphabet, Inc., Class C (I)	56,250	39,249,563
Amber Road, Inc. (I)	2,906	13,368
Angie’s List, Inc. (I)(L)	7,979	73,646
Apigee Corp. (I)	992	5,803
Appfolio, Inc., Class A (I)(L)	961	11,244
Auto Trader Group PLC (S)	83,759	421,145
Baidu, Inc., ADR (I)	11,400	1,976,988
Bankrate, Inc. (I)	11,497	88,067

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Bazaarvoice, Inc. (I)	11,446	$35,940
Benefitfocus, Inc. (I)(L)	1,417	44,480
Blucora, Inc. (I)	6,947	42,724
Box, Inc., Class A (I)(L)	2,279	26,231
Brightcove, Inc. (I)	6,363	38,178
Carbonite, Inc. (I)	3,604	27,282
Care.com, Inc. (I)	3,188	19,319
ChannelAdvisor Corp. (I)	3,656	38,863
Cimpress NV (I)(L)	5,737	505,889
comScore, Inc. (I)	23,952	985,625
Cornerstone OnDemand, Inc. (I)	9,479	272,995
Cvent, Inc. (I)	4,013	78,374
Demandware, Inc. (I)	5,848	202,867
DHI Group, Inc. (I)	8,180	63,640
EarthLink Holdings Corp.	17,692	99,783
eBay, Inc. (I)	213,570	5,082,966
Endurance International
Group Holdings, Inc. (I)(L)	10,066	113,142
Envestnet, Inc. (I)	6,639	136,166
Everyday Health, Inc. (I)	4,154	19,648
Facebook, Inc., Class A (I)	430,057	45,981,694
Five9, Inc. (I)	4,145	33,367
Gogo, Inc. (I)(L)	9,688	105,405
GrubHub, Inc. (I)(L)	13,173	310,092
GTT Communications, Inc. (I)	4,041	59,726
Hortonworks, Inc. (I)(L)	1,292	14,923
Instructure, Inc. (I)	884	12,641
Internap Corp. (I)	10,092	25,735
IntraLinks Holdings, Inc. (I)	7,153	55,579
j2 Global, Inc.	20,283	1,482,282
Kakaku.com, Inc.	20,600	362,109
Kakao Corp. (I)	3,259	250,140
Limelight Networks, Inc. (I)	10,367	16,069
Liquidity Services, Inc. (I)	4,136	19,315
LivePerson, Inc. (I)	10,190	52,275
LogMeIn, Inc. (I)	4,340	220,906
Marchex, Inc., Class B	6,742	28,923
Marin Software, Inc. (I)	6,215	18,645
Marketo, Inc. (I)	5,989	101,034
Mindbody, Inc., Class A (I)	1,351	15,915
Mixi, Inc.	6,000	201,135
Monster Worldwide, Inc. (I)	15,664	46,679
NAVER Corp.	3,049	1,414,246
NetEase, Inc., ADR	3,200	430,752
New Relic, Inc. (I)	938	24,970
NIC, Inc.	11,209	197,166
OPOWER, Inc. (I)(L)	4,781	39,539
Q2 Holdings, Inc. (I)	3,238	65,634
Qihoo 360 Technology
Company, Ltd., ADR (I)	3,800	273,144
QuinStreet, Inc. (I)	7,051	20,941
Quotient Technology, Inc. (I)(L)	10,707	93,151
Rackspace Hosting, Inc. (I)	29,618	637,676
RealNetworks, Inc. (I)	3,756	14,648
Reis, Inc.	1,486	32,945
RetailMeNot, Inc. (I)	6,600	53,328
Rocket Fuel, Inc. (I)	4,470	15,824
SciQuest, Inc. (I)	4,657	56,583
Shutterstock, Inc. (I)(L)	3,376	117,822
SouFun Holdings, Ltd., ADR	10,200	54,366
SPS Commerce, Inc. (I)	2,829	126,513
Stamps.com, Inc. (I)	2,503	296,681
TechTarget, Inc. (I)	3,854	27,017

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Tencent Holdings, Ltd.	425,200	$7,780,106
Travelzoo, Inc. (I)	1,155	9,067
TrueCar, Inc. (I)	8,715	47,322
United Internet AG	16,459	801,489
United Online, Inc. (I)	2,528	31,120
VeriSign, Inc. (I)	19,132	1,616,463
Web.com Group, Inc. (I)	7,521	136,506
WebMD Health Corp. (I)	6,670	369,918
Wix.com, Ltd. (I)	3,259	62,671
Xactly Corp. (I)	1,291	7,488
XO Group, Inc. (I)	4,911	70,129
Yahoo Japan Corp.	203,100	800,232
Yahoo!, Inc. (I)	164,667	5,234,764
Youku Tudou, Inc., ADR (I)	4,900	134,162
YY, Inc., ADR (I)	1,200	62,460
		164,599,819
IT services - 2.5%
Accenture PLC, Class A	118,336	11,864,367
Acxiom Corp. (I)	33,863	702,319
Alliance Data Systems Corp. (I)	12,143	2,551,609
Amadeus IT Holding SA, A Shares	52,870	2,122,234
AtoS	12,594	917,334
Automatic Data Processing, Inc.	86,394	7,316,708
Blackhawk Network Holdings, Inc. (I)	9,473	320,566
Broadridge Financial Solutions, Inc.	30,641	1,719,879
CACI International, Inc., Class A (I)	4,216	407,350
Cap Gemini SA	23,557	1,957,175
Cardtronics, Inc. (I)	7,979	269,052
Cass Information Systems, Inc.	1,977	98,573
CGI Group, Inc., Class A (I)	30,727	1,285,629
Ciber, Inc. (I)	10,076	20,152
Cielo SA	102,179	789,075
Cognizant Technology
Solutions Corp., Class A (I)	113,054	6,441,817
Computer Sciences Corp.	35,890	1,033,991
Computershare, Ltd.	68,656	444,623
Convergys Corp.	42,523	1,096,243
CoreLogic, Inc. (I)	22,918	792,734
CSG Systems International, Inc.	5,584	211,969
CSRA, Inc.	24,312	630,896
Datalink Corp. (I)	4,312	30,874
DST Systems, Inc.	8,404	878,890
EPAM Systems, Inc. (I)	8,544	584,239
Euronet Worldwide, Inc. (I)	9,056	593,530
Everi Holdings, Inc. (I)	12,021	35,342
EVERTEC, Inc.	11,224	133,566
ExlService Holdings, Inc. (I)	5,871	276,465
Fidelity National Information Services, Inc.	53,744	3,130,588
Fiserv, Inc. (I)	42,228	4,038,264
Forrester Research, Inc.	1,894	58,941
Fujitsu, Ltd.	266,000	973,166
Gartner, Inc. (I)	21,364	1,760,394
Global Payments, Inc.	33,506	2,042,191
Heartland Payment Systems, Inc.	6,391	597,686
IBM Corp.	167,975	22,009,764
Infosys, Ltd., ADR	124,216	2,089,313
Itochu Techno-Solutions Corp.	6,800	135,956
Jack Henry & Associates, Inc.	20,643	1,697,680
Leidos Holdings, Inc.	16,500	713,130
Lionbridge Technologies, Inc. (I)	12,306	54,269
Luxoft Holding, Inc. (I)	3,231	164,006
ManTech International Corp., Class A	4,263	124,181
MasterCard, Inc., Class A	188,294	16,366,514

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
MAXIMUS, Inc.	28,463	$1,399,526
ModusLink Global Solutions, Inc. (I)	6,352	12,005
MoneyGram International, Inc. (I)	4,989	26,841
NeuStar, Inc., Class A (I)(L)	23,310	579,720
Nomura Research Institute, Ltd.	17,700	604,057
NTT Data Corp.	18,000	900,806
Obic Company, Ltd.	9,200	457,129
Otsuka Corp.	7,500	370,443
Paychex, Inc.	61,889	3,180,476
PayPal Holdings, Inc. (I)	210,838	8,041,361
Perficient, Inc. (I)	6,070	109,564
PFSweb, Inc. (I)	2,382	30,775
Samsung SDS Co., Ltd.	3,373	506,155
Science Applications International Corp.	18,799	839,375
ServiceSource International, Inc. (I)	10,060	40,844
Sonda SA	62,776	107,174
Sykes Enterprises, Inc. (I)	6,642	202,382
Syntel, Inc. (I)	5,514	252,100
TeleTech Holdings, Inc.	2,687	74,430
Teradata Corp. (I)	25,675	640,591
The Hackett Group, Inc.	4,224	58,714
The Western Union Company	87,927	1,605,547
Total System Services, Inc.	29,023	1,264,822
Travelport Worldwide, Ltd.	18,636	241,895
Travelsky Technology, Ltd., H Shares	77,000	116,005
Unisys Corp. (I)	8,748	94,216
Virtusa Corp. (I)	5,284	187,054
Visa, Inc., Class A	365,617	26,467,015
WEX, Inc. (I)	9,944	649,343
Wipro, Ltd., ADR (L)	31,697	354,372
Xerox Corp.	167,458	1,609,271
		152,507,252
Semiconductors and semiconductor equipment - 2.6%
Advanced Energy Industries, Inc. (I)	7,248	216,208
Advanced Micro Devices, Inc. (I)(L)	278,576	596,153
Advanced Semiconductor Engineering, Inc.	772,095	873,611
Alpha & Omega Semiconductor, Ltd. (I)	3,031	35,857
Ambarella, Inc. (I)(L)	5,471	253,854
Amkor Technology, Inc. (I)	17,814	90,139
Analog Devices, Inc.	76,332	4,044,833
Applied Materials, Inc.	278,336	5,252,200
Applied Micro Circuits Corp. (I)	14,265	82,452
ARM Holdings PLC	159,723	2,194,843
ASM Pacific Technology, Ltd.	30,800	246,974
ASML Holding NV	46,468	4,233,134
Atmel Corp.	108,979	880,550
Axcelis Technologies, Inc. (I)	20,358	50,895
Broadcom, Ltd.	106,730	14,298,557
Brooks Automation, Inc.	11,556	112,671
Cabot Microelectronics Corp. (I)	4,207	161,801
Cascade Microtech, Inc. (I)	2,515	51,784
Cavium, Inc. (I)	9,623	572,472
CEVA, Inc. (I)	3,765	73,832
Cirrus Logic, Inc. (I)	11,016	388,094
Cohu, Inc.	5,052	57,643
Cree, Inc. (I)(L)	26,575	843,491
Cypress Semiconductor Corp. (I)	86,243	688,219
Diodes, Inc. (I)	6,387	122,247
DSP Group, Inc. (I)	3,683	31,784
Entegris, Inc. (I)	24,557	303,525
Exar Corp. (I)	7,692	41,075
Fairchild Semiconductor International, Inc. (I)	49,344	989,841
First Solar, Inc. (I)	16,797	1,207,200

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
FormFactor, Inc. (I)	10,079	$76,600
GCL-Poly Energy Holdings, Ltd.	1,070,000	155,318
Hanergy Solar Group, Ltd. (I)	1,136,000	153,355
Hermes Microvision, Inc.	5,000	122,676
Infineon Technologies AG	151,113	1,834,122
Inotera Memories, Inc. (I)	293,000	249,443
Inphi Corp. (I)	6,491	164,222
Integrated Device Technology, Inc. (I)	63,970	1,242,297
Intel Corp.	1,119,617	33,129,467
Intersil Corp., Class A	57,086	728,988
IXYS Corp.	4,458	50,286
KLA-Tencor Corp.	42,772	2,897,375
Kopin Corp. (I)	13,389	25,573
Lam Research Corp.	39,087	2,865,077
Lattice Semiconductor Corp. (I)	19,813	125,416
Linear Technology Corp.	55,400	2,416,548
M/A-COM Technology
Solutions Holdings, Inc. (I)	4,000	151,600
Mattson Technology, Inc. (I)	12,722	45,926
MaxLinear, Inc., Class A (I)	9,228	148,479
MediaTek, Inc.	182,674	1,287,938
Microchip Technology, Inc. (L)	46,154	2,053,391
Micron Technology, Inc. (I)	264,087	2,807,245
Microsemi Corp. (I)	48,048	1,663,902
MKS Instruments, Inc.	9,285	305,477
Monolithic Power Systems, Inc.	6,852	404,679
Nanometrics, Inc. (I)	4,095	56,839
NeoPhotonics Corp. (I)	5,065	55,512
Novatek Microelectronics Corp.	68,000	279,589
NVE Corp.	830	42,222
NVIDIA Corp.	126,822	3,977,138
NXP Semiconductors NV (I)	18,200	1,296,568
PDF Solutions, Inc. (I)	5,035	57,198
Phison Electronics Corp.	17,000	131,314
Photronics, Inc. (I)	11,553	117,494
Power Integrations, Inc.	5,212	238,866
Powertech Technology, Inc.	82,000	177,209
Qorvo, Inc. (I)	37,914	1,709,163
QUALCOMM, Inc.	288,632	14,659,619
Radiant Opto-Electronics Corp.	54,605	107,105
Rambus, Inc. (I)	20,466	266,672
Realtek Semiconductor Corp.	56,571	141,728
Rohm Company, Ltd.	13,800	588,880
Rudolph Technologies, Inc. (I)	5,636	73,043
Semiconductor
Manufacturing International Corp. (I)	2,178,000	180,038
Semtech Corp. (I)	11,406	218,539
Sigma Designs, Inc. (I)	6,402	44,046
Silicon Laboratories, Inc. (I)	17,425	718,781
Siliconware Precision Industries Company	262,000	401,842
SK Hynix, Inc.	63,383	1,537,235
Skyworks Solutions, Inc.	43,861	2,914,563
STMicroelectronics NV	91,796	525,358
SunEdison, Inc. (I)(L)	82,921	164,184
Synaptics, Inc. (I)	15,786	1,281,981
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,006,000	13,448,654
Teradyne, Inc.	53,096	1,013,072
Tessera Technologies, Inc.	9,185	270,774
Texas Instruments, Inc.	243,685	12,920,179
Tokyo Electron, Ltd.	24,500	1,476,797
Transcend Information, Inc.	24,000	72,926
Ultra Clean Holdings, Inc. (I)	5,562	29,089

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Ultratech, Inc. (I)	4,893	$99,230
United Microelectronics Corp.	1,476,000	591,972
Vanguard International Semiconductor Corp.	102,000	155,497
Veeco Instruments, Inc. (I)	7,001	129,869
Xcerra Corp. (I)	9,777	55,827
Xilinx, Inc.	58,683	2,771,011
		159,098,962
Software - 3.0%
A10 Networks, Inc. (I)	5,729	35,291
ACI Worldwide, Inc. (I)	51,161	954,664
Activision Blizzard, Inc.	99,870	3,162,883
Adobe Systems, Inc. (I)	93,099	7,927,380
American Software, Inc., Class A	4,362	41,003
ANSYS, Inc. (I)	22,993	1,908,879
Aspen Technology, Inc. (I)	14,896	491,121
Autodesk, Inc. (I)	45,723	2,365,708
AVG Technologies NV (I)	6,955	133,119
Barracuda Networks, Inc. (I)	1,332	17,130
Blackbaud, Inc.	8,176	462,189
Bottomline Technologies, Inc. (I)	7,057	199,078
BroadSoft, Inc. (I)	4,984	183,860
CA, Inc.	53,692	1,572,639
Cadence Design Systems, Inc. (I)	76,879	1,656,742
Callidus Software, Inc. (I)	9,489	130,284
CDK Global, Inc.	41,179	1,848,525
Check Point Software Technologies, Ltd. (I)(L)	8,500	706,095
Citrix Systems, Inc. (I)	27,049	1,911,012
CommVault Systems, Inc. (I)	18,852	706,384
Constellation Software, Inc.	2,615	1,091,072
Dassault Systemes SA	18,392	1,393,159
Digimarc Corp. (I)(L)	1,315	39,805
Digital Turbine, Inc. (I)	9,406	10,629
Ebix, Inc. (L)	4,582	169,671
Electronic Arts, Inc. (I)	59,888	3,847,205
Ellie Mae, Inc. (I)	5,133	431,839
EnerNOC, Inc. (I)(L)	5,098	31,302
Epiq Systems, Inc.	5,715	78,181
Fair Isaac Corp.	13,425	1,336,056
Fleetmatics Group PLC (I)	6,686	241,431
Fortinet, Inc. (I)	37,842	1,074,713
Gemalto NV	10,715	679,049
Gigamon, Inc. (I)	4,695	128,502
Globant SA (I)(L)	2,600	80,210
Glu Mobile, Inc. (I)(L)	20,885	77,483
Guidance Software, Inc. (I)	3,641	19,479
Guidewire Software, Inc. (I)	12,239	602,526
Gungho Online Entertainment, Inc. (L)	60,400	144,000
HubSpot, Inc. (I)	3,219	134,104
Imperva, Inc. (I)	4,653	204,127
Infoblox, Inc. (I)	10,463	161,967
Interactive Intelligence Group, Inc. (I)	2,967	88,802
Intuit, Inc.	48,386	4,676,023
Jive Software, Inc. (I)	8,808	28,538
Kingsoft Corp., Ltd.	70,000	138,335
Konami Holdings Corp.	13,300	322,759
Manhattan Associates, Inc. (I)	31,772	1,755,721
Mentor Graphics Corp.	43,080	822,828
Microsoft Corp.	1,505,374	76,593,429
MicroStrategy, Inc., Class A (I)	1,633	262,733
MobileIron, Inc. (I)(L)	6,757	22,771
Mobileye NV (I)(L)	10,700	347,322
Model N, Inc. (I)	3,619	37,348
Monotype Imaging Holdings, Inc.	6,892	163,616

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
NCSoft Corp.	1,908	$370,999
Nexon Company, Ltd.	18,400	276,385
NICE-Systems, Ltd.	7,193	431,400
Nintendo Company, Ltd.	15,200	2,127,605
Open Text Corp.	16,776	834,088
Oracle Corp.	605,884	22,284,414
Oracle Corp. Japan	5,400	264,106
Park City Group, Inc. (I)	1,856	16,890
Paycom Software, Inc. (I)	5,606	178,719
Paylocity Holding Corp. (I)	2,686	79,559
Pegasystems, Inc.	6,154	149,850
Progress Software Corp. (I)	8,972	226,274
Proofpoint, Inc. (I)	6,880	322,259
PROS Holdings, Inc. (I)	4,145	45,554
PTC, Inc. (I)	29,709	918,305
QAD, Inc., Class A	1,776	34,756
Qlik Technologies, Inc. (I)	15,926	369,802
Qualys, Inc. (I)	4,268	106,572
Rapid7, Inc. (I)	1,404	18,659
RealPage, Inc. (I)	9,153	183,518
Red Hat, Inc. (I)	33,356	2,179,815
RingCentral, Inc., Class A (I)	9,169	169,627
Rovi Corp. (I)	14,434	328,807
salesforce.com, Inc. (I)	116,236	7,874,989
SAP SE	131,514	9,916,590
Sapiens International Corp. NV	4,116	48,528
Seachange International, Inc. (I)	5,775	33,322
Silver Spring Networks, Inc. (I)	6,307	78,838
Solera Holdings, Inc.	17,460	972,522
Symantec Corp.	131,288	2,535,171
Synchronoss Technologies, Inc. (I)	6,888	192,933
Synopsys, Inc. (I)	40,375	1,806,781
Take-Two Interactive Software, Inc. (I)	14,756	531,068
Tangoe, Inc. (I)	7,181	58,094
Telenav, Inc. (I)	5,187	30,915
Textura Corp. (I)(L)	3,365	58,046
The Rubicon Project, Inc. (I)	4,312	71,105
The Sage Group PLC	122,610	1,011,737
The Ultimate Software Group, Inc. (I)	7,413	1,273,257
TiVo, Inc. (I)	16,897	141,766
Totvs SA	14,126	110,811
Trend Micro, Inc.	15,000	545,875
TubeMogul, Inc. (I)	2,763	35,477
Tyler Technologies, Inc. (I)	14,265	1,716,365
Varonis Systems, Inc. (I)	1,485	27,339
VASCO Data Security International, Inc. (I)(L)	5,046	69,383
Verint Systems, Inc. (I)	10,693	379,922
VirnetX Holding Corp. (I)(L)	7,870	36,438
Workiva, Inc. (I)	1,289	16,087
Xura, Inc. (I)	4,047	79,443
Zendesk, Inc. (I)	9,220	168,726
Zix Corp. (I)	11,091	44,253
		185,434,465
Technology hardware, storage and peripherals - 2.6%
3D Systems Corp. (I)(L)	27,373	292,070
Acer, Inc. (I)	366,000	129,651
Advantech Company, Ltd.	40,082	275,694
Apple, Inc.	1,081,706	104,590,153
Asustek Computer, Inc.	86,000	704,880
Avid Technology, Inc. (I)	5,780	44,217
BlackBerry, Ltd. (I)	68,259	532,753
Brother Industries, Ltd.	33,700	368,091
Canon, Inc.	152,200	4,289,688

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Casetek Holdings, Ltd.	17,000	$91,796
Catcher Technology Company, Ltd.	80,000	618,488
Chicony Electronics Company, Ltd.	59,409	128,866
Compal Electronics, Inc.	504,000	293,582
CPI Card Group, Inc. (I)(L)	3,043	24,070
Cray, Inc. (I)	7,063	299,542
Diebold, Inc.	27,960	693,967
Eastman Kodak Company (I)(L)	3,073	29,040
Electronics For Imaging, Inc. (I)	8,160	323,218
EMC Corp.	370,465	9,680,250
Foxconn Technology Company, Ltd.	114,179	223,577
FUJIFILM Holdings Corp.	66,100	2,477,441
Hewlett Packard Enterprise Company	338,977	4,498,225
HP, Inc.	352,361	3,766,739
HTC Corp.	84,000	201,673
Imation Corp. (I)	6,379	5,534
Immersion Corp. (I)	4,773	43,005
Inventec Corp.	295,695	209,941
Konica Minolta, Inc.	64,500	540,790
Lenovo Group, Ltd.	548,564	457,148
Lexmark International, Inc., Class A	15,850	491,667
Lite-On Technology Corp.	265,271	304,076
NCR Corp. (I)	31,930	745,885
NEC Corp.	420,000	1,063,625
NetApp, Inc.	53,328	1,324,668
Nimble Storage, Inc. (I)	8,620	62,409
Pegatron Corp.	235,000	553,265
Pure Storage, Inc., Class A (I)(L)	4,990	71,756
Quanta Computer, Inc.	329,000	552,609
Quantum Corp. (I)	39,336	20,061
Ricoh Company, Ltd.	101,000	997,438
Samsung Electronics Company, Ltd.	12,015	11,454,104
SanDisk Corp.	37,003	2,673,837
Seagate Technology PLC	53,570	1,679,955
Seiko Epson Corp.	39,900	641,514
Silicon Graphics International Corp. (I)	6,193	37,592
Stratasys, Ltd. (I)(L)	9,001	169,669
Super Micro Computer, Inc. (I)	6,282	203,977
Violin Memory, Inc. (I)(L)	15,929	12,743
Western Digital Corp.	45,189	1,967,077
Wistron Corp.	303,993	179,869
		161,041,885
		936,659,602
Materials - 4.0%
Chemicals - 2.3%
A. Schulman, Inc.	4,983	123,030
Agrium, Inc.	18,632	1,604,445
Air Liquide SA	49,546	5,157,942
Air Products & Chemicals, Inc.	33,405	4,425,160
Air Water, Inc.	23,000	325,658
Airgas, Inc.	10,424	1,475,204
Akzo Nobel NV	33,263	1,953,063
Albemarle Corp.	29,090	1,635,440
American Vanguard Corp.	5,223	65,862
Arkema SA	9,624	587,574
Asahi Kasei Corp.	180,000	1,018,602
Ashland, Inc.	16,265	1,549,892
Axiall Corp.	11,969	238,183
Balchem Corp.	5,457	345,264
BASF SE	122,906	7,968,975
Cabot Corp.	16,186	720,763
Calgon Carbon Corp.	8,993	126,082

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	44,654	$1,628,085
Chase Corp.	857	40,296
Chemtura Corp. (I)	11,754	296,553
Chr Hansen Holding A/S	13,303	820,952
Core Molding Technologies, Inc. (I)	1,353	15,397
Croda International PLC	15,364	632,056
Daicel Corp.	41,700	532,089
E.I. du Pont de Nemours & Company	151,949	9,249,136
Eastman Chemical Company	27,529	1,765,985
Ecolab, Inc.	45,704	4,686,945
EMS-Chemie Holding AG	1,069	495,701
Evonik Industries AG	18,707	561,991
Ferro Corp. (I)	12,419	123,321
Flotek Industries, Inc. (I)(L)	9,134	66,496
FMC Corp.	23,772	894,778
Formosa Chemicals & Fibre Corp.	395,100	885,156
Formosa Plastics Corp.	507,040	1,198,673
FutureFuel Corp.	4,417	56,626
Givaudan SA	1,184	2,210,907
Grupa Azoty SA (I)	3,462	81,175
Hanwha Chemical Corp.	11,546	223,262
Hawkins, Inc.	1,962	62,745
HB Fuller Company	8,796	338,558
Hitachi Chemical Company, Ltd.	14,900	242,480
Hyosung Corp.	2,492	251,139
Incitec Pivot, Ltd.	246,331	509,828
Indorama Ventures PCL	73,552	44,257
Innophos Holdings, Inc.	3,357	97,286
Innospec, Inc.	4,282	185,839
International Flavors & Fragrances, Inc.	14,104	1,456,802
Intrepid Potash, Inc. (I)	9,437	9,343
Israel Chemicals, Ltd. (L)	62,100	238,843
Johnson Matthey PLC	21,932	774,439
JSR Corp.	27,200	381,296
K&S AG	25,612	535,370
Kaneka Corp.	40,000	299,553
Kansai Paint Company, Ltd.	33,100	454,230
KMG Chemicals, Inc.	1,714	36,765
Koninklijke DSM NV	24,326	1,196,665
Koppers Holdings, Inc. (I)	3,490	61,215
Kraton Performance Polymers, Inc. (I)	5,401	92,735
Kronos Worldwide, Inc. (L)	3,952	25,174
Kumho Petrochemical Company, Ltd.	1,401	69,896
Kuraray Company, Ltd.	50,600	553,286
Lanxess AG	12,247	506,917
LG Chem, Ltd.	5,054	1,228,544
Linde AG	24,854	3,440,967
Lotte Chemical Corp.	1,691	437,411
LSB Industries, Inc. (I)	3,314	19,354
LyondellBasell Industries NV, Class A	60,610	4,861,528
Methanex Corp. (L)	12,378	391,558
Mexichem SAB de CV	149,400	311,243
Minerals Technologies, Inc.	15,039	764,282
Mitsubishi Chemical Holdings Corp.	193,400	975,847
Mitsubishi Gas & Chemicals Company, Inc.	55,000	256,663
Mitsui Chemicals, Inc.	117,000	382,284
Monsanto Company	75,817	6,822,772
Nan Ya Plastics Corp.	584,210	1,114,418
NewMarket Corp.	2,602	950,094
Nippon Paint Company, Ltd.	20,900	418,357
Nitto Denko Corp.	23,600	1,250,075
Novozymes A/S, B Shares (L)	31,657	1,357,150
OCI Company, Ltd. (I)	1,821	134,706

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
OCI NV (I)	11,050	$200,535
Olin Corp.	71,256	1,080,241
OMNOVA Solutions, Inc. (I)	8,905	46,662
Orica, Ltd.	54,154	549,289
Petkim Petrokimya Holding AS (I)	85,180	100,284
Petronas Chemicals Group BHD	401,345	644,440
PolyOne Corp.	37,912	1,020,212
Potash Corp. of Saskatchewan, Inc.	114,452	1,939,678
PPG Industries, Inc.	45,796	4,420,688
Praxair, Inc.	49,065	4,994,326
PTT Global Chemical PCL	295,211	443,193
Quaker Chemical Corp.	2,361	183,709
Rayonier Advanced Materials, Inc.	7,444	55,607
Rentech, Inc. (I)	3,988	8,096
RPM International, Inc.	34,328	1,402,299
Senomyx, Inc. (I)(L)	8,031	26,663
Sensient Technologies Corp.	19,935	1,145,864
Shin-Etsu Chemical Company, Ltd.	58,600	2,942,400
Sika AG	276	1,048,088
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares (I)	288,099	122,283
Solazyme, Inc. (I)(L)	13,747	21,445
Solvay SA (L)	10,314	952,612
Stepan Company	3,271	162,503
Sumitomo Chemical Company, Ltd.	213,000	932,698
Symrise AG	16,502	1,052,253
Syngenta AG	11,966	4,792,141
Synthos SA	36,070	35,613
Taiwan Fertilizer Company, Ltd.	92,000	123,312
Taiyo Nippon Sanso Corp.	21,600	196,429
Teijin, Ltd.	133,000	428,473
The Dow Chemical Company	197,018	9,577,045
The Mosaic Company	58,247	1,552,283
The Scotts Miracle-Gro Company, Class A	11,838	817,059
The Sherwin-Williams Company	13,388	3,621,454
The Valspar Corp.	18,880	1,477,171
Toray Industries, Inc.	209,000	1,669,823
Trecora Resources (I)	3,593	34,708
Tredegar Corp.	4,545	62,403
Trinseo SA (I)(L)	1,929	57,503
Tronox, Ltd., Class A (L)	11,209	58,063
Umicore SA	13,155	593,494
Valhi, Inc.	6,240	8,112
Yara International ASA	21,903	848,782
		140,778,569
Construction materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	101,710	204,568
Asia Cement Corp.	290,796	240,834
Boral, Ltd.	111,409	462,973
Cementos Argos SA	67,851	212,363
Cemex SAB de CV (I)	1,951,068	1,075,078
China National Building Material
Company, Ltd., H Shares	236,000	104,591
CRH PLC (I)	77,617	1,990,918
Eagle Materials, Inc.	12,962	783,164
Fletcher Building, Ltd.	77,578	364,469
Grupo Argos SA	48,661	264,679
Headwaters, Inc. (I)	12,624	222,435
HeidelbergCement AG	18,859	1,379,594
Imerys SA	5,180	313,406
Indocement Tunggal Prakarsa Tbk PT	203,120	303,916
James Hardie Industries, Ltd.	66,097	840,257

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Lafarge Malayan Cement BHD	52,766	$114,097
LafargeHolcim, Ltd. (I)	59,800	2,352,837
Martin Marietta Materials, Inc.	12,383	1,766,063
Semen Gresik Persero Tbk PT	406,792	311,618
Siam Cement PCL, Foreign Shares	56,091	694,823
Summit Materials, Inc. (I)	5,641	103,005
Taiheiyo Cement Corp.	168,000	357,020
Taiwan Cement Corp.	393,000	353,081
U.S. Concrete, Inc. (I)	2,513	135,074
Ultratech Cement, Ltd., GDR (L)	2,420	97,918
United States Lime & Minerals, Inc.	368	19,570
Vulcan Materials Company	24,181	2,382,554
		17,450,905
Containers and packaging - 0.3%
AEP Industries, Inc.	657	51,712
Amcor, Ltd.	172,547	1,720,488
AptarGroup, Inc.	16,156	1,190,859
Avery Dennison Corp.	17,887	1,164,801
Ball Corp.	22,162	1,467,789
Bemis Company, Inc.	24,814	1,217,623
Berry Plastics Group, Inc. (I)	20,902	650,679
CCL Industries, Inc., Class B	3,792	579,983
Greif, Inc., Class A	11,949	316,768
International Paper Company	67,968	2,426,458
Klabin SA	66,679	357,012
Multi Packaging
Solutions International, Ltd. (I)	3,345	51,312
Myers Industries, Inc.	4,442	53,437
Owens-Illinois, Inc. (I)	19,638	293,784
Packaging Corp. of America	25,142	1,219,387
Rexam PLC	79,568	673,729
Sealed Air Corp.	31,934	1,460,342
Silgan Holdings, Inc.	10,408	533,202
Sonoco Products Company	25,966	1,134,714
Toyo Seikan Kaisha, Ltd.	23,300	396,011
WestRock Company	45,675	1,542,445
		18,502,535
Metals and mining - 1.0%
Agnico-Eagle Mines, Ltd.	29,790	1,048,265
AK Steel Holding Corp. (I)(L)	29,844	85,354
Alcoa, Inc. (L)	233,720	2,087,120
Allegheny Technologies, Inc. (L)	28,097	376,781
Alumina, Ltd. (L)	368,069	352,360
Aluminum Corp. of China, Ltd., H Shares (I)	324,780	110,971
Anglo American Platinum, Ltd. (I)	5,959	122,792
Anglo American PLC (L)	161,083	1,068,848
AngloGold Ashanti, Ltd. (I)	44,745	581,214
Antofagasta PLC	43,657	298,029
ArcelorMittal (L)	143,909	558,296
Barrick Gold Corp.	159,751	2,219,748
BHP Billiton PLC	240,165	2,415,700
BHP Billiton, Ltd.	471,291	5,314,027
Boliden AB	38,374	574,733
Carpenter Technology Corp.	21,629	642,814
Century Aluminum Company (I)(L)	8,929	63,842
China Steel Corp.	1,431,958	884,920
Cia Siderurgica Nacional SA	76,766	99,409
Cliffs Natural Resources, Inc. (I)(L)	27,014	58,350
Coeur Mining, Inc. (I)(L)	22,853	88,213
Commercial Metals Company	50,020	734,794
Compania de Minas
Buenaventura SA, ADR (I)	21,600	112,752

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Compass Minerals International, Inc.	8,668	$588,037
Eldorado Gold Corp.	98,263	294,135
Eregli Demir ve Celik Fabrikalari TAS	211,620	245,457
Ferroglobe PLC	11,424	89,793
First Quantum Minerals, Ltd.	94,478	344,255
Fortescue Metals Group, Ltd. (L)	227,894	330,747
Franco-Nevada Corp.	21,507	1,283,585
Freeport-McMoRan, Inc. (L)	207,522	1,583,393
Fresnillo PLC	23,680	328,314
Glencore Xstrata PLC	1,390,574	2,552,739
Gold Fields, Ltd.	85,969	358,564
Goldcorp, Inc.	113,814	1,635,288
Grupo Mexico SAB de CV, Series B	548,100	1,153,036
Handy & Harman, Ltd. (I)	464	9,257
Haynes International, Inc.	2,145	66,066
Hecla Mining Company (L)	63,353	164,084
Hitachi Metals, Ltd.	30,600	325,580
Horsehead Holding Corp. (I)(L)	9,664	1,788
Hyundai Steel Company	8,701	391,374
Iluka Resources, Ltd.	60,698	290,386
Impala Platinum Holdings, Ltd. (I)	69,004	144,889
Industrias Penoles SAB de CV	20,140	236,059
JFE Holdings, Inc.	70,100	838,928
Jiangxi Copper Company, Ltd., H Shares	107,925	112,545
Kaiser Aluminum Corp.	2,934	224,774
KGHM Polska Miedz SA	10,521	178,443
Kinross Gold Corp. (I)	157,188	460,062
Kobe Steel, Ltd.	442,000	339,997
Korea Zinc Company, Ltd. (I)	913	330,330
Maruichi Steel Tube, Ltd.	6,700	182,235
Materion Corp.	3,410	88,933
Mitsubishi Materials Corp.	159,000	447,585
Newcrest Mining, Ltd. (I)	111,815	1,403,754
Newmont Mining Corp.	91,688	2,368,301
Nippon Steel & Sumitomo Metal Corp.	108,500	1,872,417
Norsk Hydro ASA	164,277	652,251
Nucor Corp.	52,167	2,052,250
Olympic Steel, Inc.	1,642	17,602
POSCO	7,593	1,224,471
Randgold Resources, Ltd.	10,331	938,460
Real Industry, Inc. (I)	4,679	32,893
Reliance Steel & Aluminum Company	18,531	1,128,353
Rio Tinto PLC	142,566	3,749,891
Rio Tinto, Ltd.	61,962	1,777,798
Royal Gold, Inc.	16,771	777,671
Ryerson Holding Corp. (I)	1,975	7,308
Schnitzer Steel Industries, Inc., Class A	4,767	69,789
Silver Wheaton Corp.	55,437	874,372
South32, Ltd. (I)	783,008	696,732
Southern Copper Corp. (L)	20,000	478,800
Steel Dynamics, Inc.	62,966	1,145,352
Stillwater Mining Company (I)	20,575	172,624
Sumitomo Metal Mining Company, Ltd.	71,000	763,035
SunCoke Energy, Inc.	11,756	55,606
Teck Resources, Ltd. (L)	77,725	449,805
ThyssenKrupp AG	49,225	831,635
TimkenSteel Corp. (L)	7,031	54,350
Turquoise Hill Resources, Ltd. (I)	137,973	304,907
United States Steel Corp. (L)	37,626	343,149
Vale SA	161,172	474,018
Vedanta, Ltd., ADR	20,968	88,275
Voestalpine AG	18,491	533,809
Worthington Industries, Inc.	20,580	640,244

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Yamana Gold, Inc.	129,791	$367,405
Zijin Mining Group Company, Ltd., H Shares	474,229	142,229
		62,009,546
Paper and forest products - 0.1%
Boise Cascade Company (I)	7,035	117,766
Clearwater Paper Corp. (I)	3,236	131,608
Deltic Timber Corp.	1,890	107,012
Domtar Corp.	16,165	568,846
Duratex SA	41,595	62,980
Empresas CMPC SA	156,377	354,591
Fibria Celulose SA	30,056	329,336
KapStone Paper and Packaging Corp.	14,874	152,310
Louisiana-Pacific Corp. (I)	61,581	978,522
Mondi PLC	42,119	751,458
Mondi, Ltd.	13,072	233,283
Neenah Paper, Inc.	2,827	171,203
Nine Dragons Paper Holdings, Ltd.	134,000	89,303
Oji Holdings Corp.	114,000	430,758
PH Glatfelter Company	7,456	136,967
Sappi, Ltd. (I)	59,821	243,314
Schweitzer-Mauduit International, Inc.	5,337	161,284
Stora Enso OYJ, Series R	74,933	616,948
UPM-Kymmene OYJ	72,535	1,226,980
West Fraser Timber Company, Ltd.	9,471	292,810
		7,157,279
		245,898,834
Telecommunication services - 3.3%
Diversified telecommunication services - 2.6%
8x8, Inc. (I)	15,243	177,276
Alibaba Health
Information Technology, Ltd. (I)	202,000	106,979
Asia Pacific Telecom Company, Ltd. (I)	237,000	80,100
AT&T, Inc.	1,303,546	48,166,025
Atlantic Tele-Network, Inc.	1,740	125,176
BCE, Inc.	19,770	853,924
Bezeq The
Israeli Telecommunication Corp., Ltd.	241,123	540,566
BT Group PLC	953,298	6,419,658
CenturyLink, Inc.	119,534	3,656,545
China Communications Services Corp., Ltd.,
H Shares	196,400	79,018
China Telecom Corp., Ltd., H Shares	1,142,196	547,490
China Unicom Hong Kong, Ltd.	492,416	565,962
Chunghwa Telecom Company, Ltd.	460,000	1,443,840
Cincinnati Bell, Inc. (I)	36,113	124,951
Cogent Communications Group, Inc.	8,123	298,114
Consolidated Communications Holdings, Inc.	8,595	201,037
Deutsche Telekom AG	431,507	7,217,815
Elisa OYJ, Class A	19,060	679,159
FairPoint Communications, Inc. (I)	3,894	58,527
Frontier Communications Corp. (L)	273,797	1,481,242
General Communication, Inc., Class A (I)	6,138	117,174
Globalstar, Inc. (I)(L)	82,515	128,723
Hawaiian Telcom Holdco, Inc. (I)	1,996	47,964
HKT Trust and HKT, Ltd.	333,000	460,775
IDT Corp., Class B	3,159	41,162
Iliad SA	3,788	927,932
inContact, Inc. (I)	10,542	97,724
Inmarsat PLC	50,963	691,068
Inteliquent, Inc.	5,774	98,273
Intelsat SA (I)(L)	5,185	8,918

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Iridium Communications, Inc. (I)(L)	14,441	$100,076
Koninklijke KPN NV	428,728	1,579,885
KT Corp.	3,242	75,683
Level 3 Communications, Inc. (I)	59,837	2,905,086
LG Uplus Corp.	23,026	198,060
Lumos Networks Corp. (I)	4,553	56,002
Nippon Telegraph & Telephone Corp.	107,000	4,531,163
O2 Czech Republic AS	6,810	69,770
Orange Polska SA	46,853	73,589
Orange SA	286,117	4,955,668
ORBCOMM, Inc. (I)	10,974	95,693
PCCW, Ltd.	519,000	329,599
pdvWireless, Inc. (I)(L)	2,346	66,626
Proximus	20,945	659,083
Singapore Telecommunications, Ltd.	175,950	466,036
Singapore Telecommunications, Ltd.	956,450	2,507,106
Spark New Zealand, Ltd.	204,387	461,504
Straight Path
Communications, Inc., Class B (I)(L)	1,571	50,052
Swisscom AG	3,306	1,610,910
TDC A/S	108,805	461,640
Telecom Italia SpA (I)	1,636,429	1,590,114
Telecom Italia SpA	861,674	664,657
Telefonica Deutschland Holding AG	79,607	384,698
Telefonica SA	545,465	5,438,922
Telekom Malaysia BHD	154,718	242,790
Telekomunikasi Indonesia Persero Tbk PT	6,903,700	1,673,099
Telenor ASA	92,217	1,376,699
Telesites SAB de CV (I)	225,025	119,897
TeliaSonera AB	364,508	1,673,795
Telkom SA, Ltd.	26,199	88,881
Telstra Corp., Ltd.	628,197	2,348,266
TELUS Corp.	27,377	797,434
TPG Telecom, Ltd.	42,342	316,402
True Corp. PCL (I)	736,100	145,365
Turk Telekomunikasyon AS	69,781	135,428
Verizon Communications, Inc.	867,739	44,020,399
Vonage Holdings Corp. (I)	32,942	176,899
Windstream Holdings, Inc. (L)	17,329	130,314
XL Axiata Tbk PT (I)	404,751	117,977
		158,138,384
Wireless telecommunication services - 0.7%
Advanced Info Service PCL	149,400	713,888
America Movil SAB de CV, Series L	4,577,500	3,115,629
Axiata Group BHD	370,953	522,084
Boingo Wireless, Inc. (I)	6,703	48,061
China Mobile, Ltd.	504,970	5,387,776
DiGi.Com BHD	495,720	581,087
Empresa Nacional de Telecomunicaciones SA	13,271	111,594
Far EasTone
Telecommunications Company, Ltd.	188,000	392,183
Globe Telecom, Inc.	4,495	167,102
KDDI Corp.	249,500	6,374,220
Leap Wireless International, Inc. (I)	7,912	26,901
Maxis BHD	263,760	383,764
Millicom International Cellular SA	8,829	422,897
MTN Group, Ltd.	183,508	1,542,753
NTELOS Holdings Corp. (I)(L)	3,096	28,452
NTT DOCOMO, Inc.	204,000	4,748,444
Philippine Long Distance Telephone Company	13,145	504,501
Rogers Communications, Inc., Class B	49,649	1,837,710
Shenandoah Telecommunications Company	8,326	201,156
SK Telecom Company, Ltd.	1,051	198,133

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
SoftBank Group Corp.	137,000	$6,732,286
Spok Holdings, Inc.	4,277	75,788
StarHub, Ltd.	80,900	196,123
Taiwan Mobile Company, Ltd.	202,000	621,604
Tele2 AB, B Shares	44,776	369,768
Telephone & Data Systems, Inc.	24,253	648,040
Tim Participacoes SA	98,589	170,635
Tower Bersama Infrastructure Tbk PT (I)	256,200	110,495
Turkcell Iletisim Hizmetleri AS	133,965	499,357
Vodacom Group, Ltd.	41,099	388,524
Vodafone Group PLC	3,024,439	9,172,819
		46,293,774
		204,432,158
Utilities - 3.0%
Electric utilities - 1.5%
ALLETE, Inc.	8,504	450,882
American Electric Power Company, Inc.	70,288	4,340,284
AusNet Services	256,848	267,993
CEZ AS	16,882	248,802
Cheung Kong Infrastructure Holdings, Ltd.	81,000	826,067
Chubu Electric Power Company, Inc.	91,900	1,211,473
Cleco Corp.	26,110	1,198,710
CLP Holdings, Ltd.	243,000	2,118,346
Contact Energy, Ltd.	82,414	242,941
CPFL Energia SA (I)	24,156	100,461
Duke Energy Corp.	101,176	7,515,353
Edison International	47,151	3,213,812
EDP - Energias de Portugal SA	289,423	896,340
EDP - Energias do Brasil SA	28,832	91,403
El Paso Electric Company	6,926	282,927
Electricite de France SA	34,824	366,884
Endesa SA	38,118	687,043
Enea SA	16,744	46,245
Enel SpA	1,008,545	4,030,587
Energa SA	15,068	47,796
Enersis SA	2,470,407	622,940
Entergy Corp.	26,868	1,940,138
Equatorial Energia SA	20,700	197,383
Eversource Energy	48,448	2,630,726
Exelon Corp.	132,613	4,175,983
FirstEnergy Corp.	58,742	1,966,095
Fortis, Inc.	38,213	1,059,401
Fortum OYJ	60,051	795,676
Genie Energy, Ltd., B Shares	2,544	23,583
Great Plains Energy, Inc.	39,706	1,164,974
Hawaiian Electric Industries, Inc.	27,646	811,687
HK Electric Investments & HK
Electric Investments, Ltd. (S)	330,000	275,351
Hokuriku Electric Power Company	24,000	357,758
Iberdrola SA	664,663	4,281,896
IDACORP, Inc.	21,750	1,543,380
Interconexion Electrica SA ESP	63,586	149,744
Korea Electric Power Corp.	27,967	1,326,789
Kyushu Electric Power Company, Inc. (I)	60,900	612,379
MGE Energy, Inc.	6,110	296,579
Mighty River Power, Ltd.	78,986	137,262
NextEra Energy, Inc.	66,770	7,532,991
OGE Energy Corp.	51,828	1,289,481
Otter Tail Corp.	6,289	172,067
Pepco Holdings, Inc.	37,623	984,970
PGE Polska Grupa Energetyczna SA	58,296	188,212
Pinnacle West Capital Corp.	17,530	1,206,590

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
PNM Resources, Inc.	34,425	$1,098,846
Portland General Electric Company	15,512	590,232
Power Assets Holdings, Ltd.	177,500	1,681,093
PPL Corp.	96,093	3,362,294
Red Electrica Corp. SA	12,956	1,024,598
Reliance Infrastructure, Ltd., GDR (S)	1,952	35,076
Shikoku Electric Power Company, Inc.	25,500	366,101
Spark Energy, Inc., Class A	576	13,951
SSE PLC	112,830	2,161,127
Tauron Polska Energia SA	75,918	48,041
Tenaga Nasional BHD	483,036	1,507,065
Terna Rete Elettrica Nazionale SpA	212,399	1,105,165
The Chugoku Electric Power Company, Inc.	42,400	566,730
The Empire District Electric Company (L)	7,395	241,964
The Kansai Electric Power Company, Ltd. (I)	100,400	1,103,140
The Southern Company	131,417	6,331,671
Tohoku Electric Power Company, Inc.	64,600	825,703
Tokyo Electric Power Company, Inc. (I)	206,300	1,044,995
Transmissora Alianca de Energia Eletrica SA	8,455	39,711
Westar Energy, Inc.	36,615	1,591,288
Xcel Energy, Inc.	74,484	2,945,097
		91,612,272
Gas utilities - 0.4%
AGL Resources, Inc.	19,152	1,238,177
APA Group, Ltd.	163,479	1,013,461
Atmos Energy Corp.	26,263	1,822,915
Chesapeake Utilities Corp.	2,603	162,167
China Gas Holdings, Ltd.	143,800	191,488
China Resources Gas Group, Ltd.	74,000	193,042
Enagas SA	25,591	718,338
ENN Energy Holdings, Ltd.	62,700	286,390
GAIL India, Ltd., GDR	500	13,500
GAIL India, Ltd., GDR	2,997	80,617
Gas Natural SDG SA	42,486	739,863
Hong Kong & China Gas Company, Ltd.	890,690	1,565,346
Korea Gas Corp.	3,000	93,141
National Fuel Gas Company	22,047	1,007,107
New Jersey Resources Corp.	14,948	517,500
Northwest Natural Gas Company	4,717	235,331
ONE Gas, Inc.	22,622	1,311,624
Osaka Gas Company, Ltd.	268,000	1,021,369
Perusahaan Gas Negara Persero Tbk PT	1,503,269	295,834
Petronas Gas BHD	99,499	520,678
Piedmont Natural Gas Company, Inc.	13,768	817,957
Questar Corp.	45,212	1,119,901
Snam SpA	298,324	1,607,670
South Jersey Industries, Inc.	11,732	298,579
Southwest Gas Corp.	8,179	498,919
The Laclede Group, Inc.	7,562	495,462
Toho Gas Company, Ltd.	58,000	404,302
Tokyo Gas Company, Ltd.	325,000	1,500,115
UGI Corp.	44,451	1,642,909
WGL Holdings, Inc.	21,665	1,477,336
		22,891,038
Independent power and renewable electricity producers - 0.1%
Abengoa Yield PLC (L)	8,377	140,482
Aboitiz Power Corp.	196,300	177,206
AES Corp.	100,015	980,147
AES Gener SA	341,997	151,623
Atlantic Power Corp. (L)	20,619	35,465
CGN Power Company, Ltd., H Shares (S)	734,500	211,169
China Longyuan Power Group Corp., H Shares	261,200	142,860

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity
producers (continued)
China Power International Development, Ltd.	271,100	$113,112
China Resources Power
Holdings Company, Ltd.	158,532	256,007
Colbun SA	957,539	243,245
Datang International Power Generation
Company, Ltd., H Shares	232,336	60,602
Dynegy, Inc. (I)	21,065	212,335
Electric Power Development Company, Ltd.	20,900	645,221
Empresa Nacional de Electricidad SA	413,259	545,589
Enel Green Power SpA	248,048	480,502
Energy Development Corp.	1,263,900	151,510
Glow Energy PCL	59,600	134,788
Huadian Power International Corp., H Shares	134,000	72,710
Huaneng Power International, Inc., H Shares	348,564	273,336
Huaneng Renewables Corp., Ltd., H Shares	326,600	75,506
Meridian Energy Ltd.	145,828	237,659
NRG Energy, Inc.	45,707	492,721
NRG Yield, Inc., Class A (L)	5,879	72,782
NRG Yield, Inc., Class C (L)	11,168	145,966
Ormat Technologies, Inc.	6,460	246,514
Pattern Energy Group, Inc.	9,605	163,093
Talen Energy Corp. (I)	30,742	195,519
TerraForm Global, Inc., Class A (L)	7,394	23,439
Tractebel Energia SA	18,447	162,164
Vivint Solar, Inc. (I)(L)	3,628	28,625
		6,871,897
Multi-utilities - 0.9%
AGL Energy, Ltd.	99,036	1,292,599
Alliant Energy Corp.	29,331	1,993,041
Ameren Corp.	36,284	1,703,534
ATCO, Ltd.	10,442	276,833
Avista Corp.	10,880	411,264
Black Hills Corp.	22,197	1,243,254
Canadian Utilities, Ltd., Class A	16,943	407,609
CenterPoint Energy, Inc.	65,143	1,213,614
Centrica PLC	572,705	1,646,878
CMS Energy Corp.	43,015	1,701,673
Consolidated Edison, Inc.	41,325	2,893,163
Dominion Resources, Inc.	86,836	6,071,573
DTE Energy Company	25,819	2,171,894
DUET Group	337,818	546,757
E.ON SE	267,764	2,419,315
Engie	210,436	3,256,789
MDU Resources Group, Inc.	50,869	926,324
National Grid PLC	425,929	5,688,618
NiSource, Inc.	45,277	972,550
NorthWestern Corp.	8,211	487,487
PG&E Corp.	72,701	4,124,328
Public Service Enterprise Group, Inc.	74,157	3,163,538
RWE AG	65,487	742,074
SCANA Corp.	22,415	1,457,423
Sempra Energy	35,312	3,407,961
Suez Environnement Company	42,863	740,411
TECO Energy, Inc.	36,317	997,628
Unitil Corp.	2,567	100,960
Vectren Corp.	21,267	968,074
Veolia Environnement SA	64,786	1,463,037
WEC Energy Group, Inc.	47,343	2,667,778
YTL Corp. BHD	613,717	229,115
YTL Power International BHD	264,263	91,749
		57,478,845

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Water utilities - 0.1%
Aguas Andinas SA, Class A	295,482	$152,661
American States Water Company	6,499	275,623
Aqua America, Inc.	45,487	1,390,538
Artesian Resources Corp., Class A	1,404	39,663
Beijing Enterprises Water Group, Ltd. (I)	358,000	187,540
California Water Service Group	8,191	202,482
Cia de Saneamento Basico do Estado de
Sao Paulo	40,840	229,954
Connecticut Water Service, Inc.	2,037	84,923
Consolidated Water Company, Ltd.	2,652	28,827
Guangdong Investment, Ltd.	231,380	280,878
Middlesex Water Company	2,988	83,724
Severn Trent PLC	26,792	792,448
SJW Corp.	2,930	106,242
United Utilities Group PLC	77,718	996,549
York Water Company	1,900	52,782
		4,904,834
		183,758,886
TOTAL COMMON STOCKS (Cost $5,384,486,927)		$5,760,996,740

PREFERRED SECURITIES - 0.3%
Consumer discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	7,293	491,785
Hyundai Motor Company, Ltd.	2,629	215,885
Hyundai Motor Company, Ltd., 2nd Preferred	4,114	342,849
Porsche Automobil Holding SE	20,490	926,691
Volkswagen AG	24,834	2,887,871
		4,865,081
Multiline retail - 0.0%
Lojas Americanas SA	57,605	285,332
		5,150,413
Consumer staples - 0.1%
Beverages - 0.0%
Embotelladora Andina SA, B Shares	35,468	105,139
Food and staples retailing - 0.0%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	18,356	190,072
Household products - 0.1%
Henkel AG & Company KGaA	23,841	2,395,790
Personal products - 0.0%
Amorepacific Corp.	991	179,918
		2,870,919
Energy - 0.0%
Oil, gas and consumable fuels - 0.0%
Petroleo Brasileiro SA (I)	464,261	594,265
Financials - 0.1%
Banks - 0.1%
Banco Bradesco SA	316,194	1,680,363
Bancolombia SA	72,239	543,071
Grupo Aval Acciones y Valores	570,942	194,310
Itau Unibanco Holding SA	367,944	2,327,397
Itausa - Investimentos Itau SA	431,691	733,183
		5,478,324
Diversified financial services - 0.0%
Grupo de Inversiones Suramericana SA	15,722	179,153
		5,657,477

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Information technology - 0.0%
Technology hardware, storage and peripherals - 0.0%
Samsung Electronics Company, Ltd.	2,236	$1,785,759
Materials - 0.0%
Chemicals - 0.0%
Braskem SA, A Shares	20,057	127,368
Fuchs Petrolub AG	9,300	380,079
LG Chem, Ltd.	841	136,922
Sociedad Quimica y Minera de Chile SA,
B Shares	11,664	206,495
		850,864
Metals and mining - 0.0%
Gerdau SA	110,383	97,036
Usinas Siderurgicas de Minas Gerais SA,
A Shares	36,986	8,290
Vale SA	226,066	481,908
		587,234
Paper and forest products - 0.0%
Suzano Papel e Celulose SA, A Shares	41,309	169,740
		1,607,838
Telecommunication services - 0.0%
Diversified telecommunication services - 0.0%
Telefonica Brasil SA	47,454	451,431
Utilities - 0.0%
Electric utilities - 0.0%
Centrais Eletricas Brasileiras SA, B Shares	26,804	65,215
Cia Energetica de Minas Gerais	88,348	129,149
Cia Paranaense de Energia, B Shares	12,137	69,910
		264,274
Independent power and renewable electricity producers - 0.0%
Cia Energetica de Sao Paulo, B Shares	22,883	77,501
		341,775
TOTAL PREFERRED SECURITIES (Cost $27,254,460)		$18,459,877

EXCHANGE-TRADED FUNDS - 0.6%
iShares MSCI India ETF	940,731	22,596,359
iShares MSCI Russia Capped ETF	337,758	3,799,778
Market Vectors Russia ETF (L)	855,198	12,408,923
TOTAL EXCHANGE-TRADED FUNDS (Cost $48,517,202)		$38,805,060

RIGHTS - 0.0%
Banco Popular Espanol SA (Expiration
Date: 03/16/2016) (I)(N)	207,782	4,747
Community Health Systems, Inc. (I)(N)	70,775	566
Duratex SA (Expiration Date: 03/18/2016;
Strike Price: BRL 3.60) (I)	1,645	1,077
Enel SpA (Expiration Date: 03/21/2016; Strike
Price: EUR 1.78) (I)	248,048	11
TOTAL RIGHTS (Cost $9,174)		$6,401

WARRANTS - 0.0%
Imperial Holdings (Expiration
Date: 04/11/2019) (I)(N)	163	12
Indorama Ventures PCL (Expiration Date:
08/24/2017; Strike Price: THB 36.00) (I)	15,200	559
Indorama Ventures PCL (Expiration Date:
08/24/2018; Strike Price: THB 43.00) (I)	11,692	446
Minor International PCL (Expiration Date:
11/03/2017; Strike Price: THB 40.00) (I)	11,170	1,599

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
WARRANTS (continued)
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	12,375	$533
TOTAL WARRANTS (Cost $0)		$3,149

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock
Collateral Trust, 0.4639% (W)(Y)	9,556,761	95,618,262
TOTAL SECURITIES LENDING
COLLATERAL (Cost $95,614,489)		$95,618,262

SHORT-TERM INVESTMENTS - 6.2%
Repurchase agreement - 6.2%
Repurchase Agreement with State Street Corp.
dated 02/29/2016 at 0.030% to be
repurchased at $384,720,321 on 03/01/2016,
collateralized by $320,640,000
U.S. Treasury Bonds, 3.625% - 3.750% due
08/15/2043 to 11/15/2043 (valued at
$392,429,911, including interest)	$384,720,000	$384,720,000
TOTAL SHORT-TERM INVESTMENTS (Cost $384,720,000)		$384,720,000
Total Investments (Strategic Equity Allocation Fund)
(Cost $5,940,602,252) - 102.2%		$6,298,609,489
Other assets and liabilities, net - (2.2%)		(137,210,205)
TOTAL NET ASSETS - 100.0%		$6,161,399,284

Total Return Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 73.8%
U.S. Government - 37.0%
Treasury Inflation Protected Securities
0.125%, 04/15/2018 to 01/15/2023	$80,523,732	$80,615,340
0.250%, 01/15/2025	599,238	594,447
0.375%, 07/15/2023	20,024,656	20,315,634
0.625%, 07/15/2021 to 01/15/2026	13,930,689	14,377,321
0.750%, 02/15/2042 to 02/15/2045	9,472,401	8,800,010
1.375%, 02/15/2044	3,044,970	3,288,211
1.750%, 01/15/2028	36,697,375	41,706,934
2.000%, 01/15/2026	38,138,880	44,112,992
2.375%, 01/15/2025 to 01/15/2027	45,510,700	54,443,070
2.500%, 01/15/2029	19,391,504	23,835,901
3.625%, 04/15/2028	4,826,415	6,530,931
3.875%, 04/15/2029	9,209,280	12,934,121
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046	35,800,000	34,903,463
2.750%, 08/15/2042 to 11/15/2042	53,200,000	55,084,618
2.875%, 05/15/2043 to 08/15/2045	18,900,000	19,936,079
3.000%, 05/15/2042 to 11/15/2045	54,800,000	59,395,326
3.125%, 02/15/2043 to 08/15/2044	49,600,000	55,001,710
3.375%, 05/15/2044	17,100,000	19,894,106
4.250%, 05/15/2039	11,300,000	15,018,401
4.375%, 11/15/2039 to 05/15/2040	14,300,000	19,332,609
4.500%, 08/15/2039	12,000,000	16,505,160
4.625%, 02/15/2040	4,200,000	5,876,556
U.S. Treasury Notes
2.250%, 11/15/2024 (D)	9,800,000	10,242,147

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.375%, 08/15/2024 (D)	$17,500,000	$18,478,915
2.500%, 05/15/2024 (D)	9,000,000	9,595,548
2.750%, 02/15/2024 (D)	12,500,000	13,570,800
		664,390,350
U.S. Government Agency - 36.8%
Federal Home Loan Mortgage Corp.
2.533%, 06/01/2034 (P)	62,667	65,959
2.676%, 11/01/2035 (P)	35,918	37,840
2.804%, 01/01/2029 (P)	40,124	41,927
3.500%, TBA (C)	10,000,000	10,455,078
4.000%, TBA (C)	24,000,000	25,573,567
4.000%, 05/01/2029 to 09/01/2035	744,644	801,191
4.500%, TBA (C)	11,000,000	11,924,688
4.500%, 10/01/2025 to 10/01/2041	398,156	433,283
5.500%, 04/01/2035 to 01/01/2040	1,418,599	1,597,270
6.000%, 03/01/2016 to 05/01/2040	19,506,447	22,322,765
Federal National Mortgage Association
1.485%, 06/01/2043 (P)	389,520	395,279
1.685%, 10/01/2040 (P)	45,168	46,059
2.132%, 11/01/2035 (P)	103,085	106,709
2.145%, 11/01/2034 (P)	97,888	101,207
2.149%, 05/01/2035 (P)	146,984	153,318
2.310%, 08/01/2022	3,126,860	3,188,922
2.370%, 09/01/2035 (P)	941,395	990,567
2.410%, 05/01/2035 (P)	54,069	56,754
2.419%, 01/01/2035 (P)	76,302	79,650
2.425%, 03/01/2035 (P)	29,918	31,545
2.462%, 06/01/2035 (P)	281,055	295,578
2.504%, 09/01/2035 (P)	69,795	73,300
2.526%, 07/01/2034 (P)	87,786	92,448
2.640%, 06/01/2022	3,797,895	3,953,156
2.870%, 09/01/2027	2,975,680	3,025,430
2.940%, 07/01/2022	1,526,514	1,614,012
3.000%, TBA (C)	67,000,000	69,154,577
3.000%, 04/01/2022 to 05/01/2022	259,356	270,718
3.155%, 05/01/2022	5,672,272	6,055,323
3.330%, 11/01/2021	318,109	342,253
3.500%, TBA (C)	124,000,000	129,972,177
3.500%, 12/01/2020 to 10/01/2030	9,437,056	9,986,678
3.831%, 05/01/2036 (P)	434,083	455,989
4.000%, TBA (C)	148,000,000	157,862,965
4.000%, 08/01/2018 to 08/01/2041	15,692,320	16,709,035
4.500%, TBA (C)	14,000,000	15,205,313
4.500%, 01/01/2018 to 07/01/2042	11,379,623	12,324,034
5.000%, TBA (C)	5,000,000	5,535,157
5.000%, 03/01/2023 to 03/01/2044	2,915,767	3,235,506
5.500%, 06/01/2018 to 09/01/2041	46,753,550	52,713,168
6.000%, 12/01/2016 to 05/01/2041	18,335,676	20,983,832
6.500%, 03/01/2036 to 11/01/2037	9,275	10,800
Government National
Mortgage Association
1.750%, 05/20/2023 to 02/20/2032 (P)	356,861	366,674
1.875%, 09/20/2021 (P)	12,027	12,198
2.000%, 10/20/2029 to 11/20/2029 (P)	128,296	132,033
3.000%, TBA (C)	1,000,000	1,035,195
3.500%, TBA (C)	21,000,000	22,169,610
4.000%, TBA (C)	19,880,000	21,231,417
4.000%, 10/20/2044	100,488	107,421
5.000%, TBA (C)	3,000,000	3,299,531
5.000%, 10/15/2033 to 09/15/2040	20,713,786	22,990,678

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
U.S. Small Business Administration
5.130%, 09/01/2023		$24,169	$26,330
5.520%, 06/01/2024		464,263	511,103
			660,157,217
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,317,063,408)			$1,324,547,567

FOREIGN GOVERNMENT
OBLIGATIONS - 1.6%
Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social
3.375%, 09/26/2016 (S)		1,400,000	1,396,500
4.125%, 09/15/2017 (S)	EUR	600,000	646,513
Federative Republic of Brazil
13.570%, 04/01/2016 (Z)	BRL	20,000,000	4,920,561
			6,963,574
Canada - 0.7%
Province of Ontario
1.650%, 09/27/2019		$5,500,000	5,493,175
3.150%, 06/02/2022	CAD	1,400,000	1,121,552
4.400%, 04/14/2020		$800,000	880,584
Province of Quebec
3.500%, 07/29/2020		1,000,000	1,078,588
3.500%, 12/01/2022	CAD	600,000	489,432
4.250%, 12/01/2021		2,800,000	2,365,969
			11,429,300
Italy - 0.0%
Republic of Italy
5.000%, 03/01/2025 (S)	EUR	200,000	285,965
South Korea - 0.5%
Export-Import Bank of Korea
2.625%, 12/30/2020		$8,400,000	8,587,135
Korea Development Bank
3.500%, 08/22/2017		600,000	616,747
			9,203,882
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $30,634,763)			$27,882,721

CORPORATE BONDS - 25.2%
Consumer discretionary - 2.4%
Daimler Finance North America LLC
1.296%, 08/01/2016 (P)(S)		1,500,000	1,499,810
DISH DBS Corp.
4.250%, 04/01/2018		300,000	303,750
Ford Motor Credit Company LLC
0.982%, 09/08/2017 (P)		1,200,000	1,181,593
1.070%, 11/08/2016 (P)		14,500,000	14,423,658
3.984%, 06/15/2016		2,000,000	2,015,360
6.625%, 08/15/2017		2,200,000	2,332,433
8.000%, 12/15/2016		1,600,000	1,676,371
General Motors Financial Company, Inc.
3.150%, 01/15/2020		4,300,000	4,201,784
4.375%, 09/25/2021		2,100,000	2,112,203
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		7,400,000	10,770,182
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)		2,100,000	2,101,487

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Wynn Las Vegas LLC
5.500%, 03/01/2025 (S)		$900,000	$859,500
			43,478,131
Consumer staples - 1.0%
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023		600,000	616,789
CVS Health Corp.
2.800%, 07/20/2020		9,600,000	9,830,909
3.875%, 07/20/2025		5,900,000	6,311,743
CVS Pass-Through Trust
6.943%, 01/10/2030		237,297	276,656
Energy - 1.7%
Continental Resources, Inc.
5.000%, 09/15/2022		750,000	569,250
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020		200,000	201,853
Energy Transfer Partners LP
4.750%, 01/15/2026		1,000,000	858,358
Kinder Morgan Energy Partners LP
3.500%, 09/01/2023		100,000	84,077
Kinder Morgan, Inc.
1.500%, 03/16/2022	EUR	1,600,000	1,547,179
2.250%, 03/16/2027		800,000	701,559
7.000%, 06/15/2017		$2,000,000	2,060,754
Petrobras Global Finance BV
2.000%, 05/20/2016		1,200,000	1,194,000
2.762%, 01/15/2019 (P)		300,000	226,500
2.886%, 03/17/2017 (P)		1,700,000	1,632,000
3.250%, 03/17/2017		100,000	96,900
3.406%, 03/17/2020 (P)		200,000	139,630
3.500%, 02/06/2017		700,000	686,875
4.375%, 05/20/2023		800,000	545,200
5.750%, 01/20/2020		400,000	319,500
5.875%, 03/01/2018		500,000	469,025
6.125%, 10/06/2016		500,000	502,500
6.250%, 03/17/2024		400,000	292,128
6.850%, 06/05/2115		5,900,000	3,663,605
6.875%, 01/20/2040		100,000	62,750
7.875%, 03/15/2019		600,000	541,500
Ras Laffan Liquefied Natural Gas
Company, Ltd. II
5.298%, 09/30/2020 (S)		1,102,710	1,173,140
Regency Energy Partners LP
4.500%, 11/01/2023		4,500,000	3,805,362
Shell International Finance BV
3.250%, 05/11/2025		3,500,000	3,409,833
4.375%, 05/11/2045		2,000,000	1,855,350
Williams Partners LP
4.875%, 05/15/2023		4,900,000	3,999,321
			30,638,149
Financials - 14.0%
Ally Financial, Inc.
3.500%, 07/18/2016		345,000	345,759
American Express Bank FSB
6.000%, 09/13/2017		3,300,000	3,514,008
American International Group, Inc.
6.250%, 03/15/2087		804,000	834,150
Banco Bilbao Vizcaya Argentaria SA
1.075%, 05/16/2016 (P)		9,700,000	9,684,014
Banco de Credito e Inversiones
3.000%, 09/13/2017 (S)		1,000,000	1,009,911

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Popular Espanol SA (11.500% to
10/10/2018, then 5 Year Euro Swap
Rate + 10.237%)
10/10/2018 (Q)	EUR	1,300,000	$1,311,455
Bank of America Corp.
0.947%, 08/15/2016 (P)		$1,200,000	1,197,005
2.600%, 01/15/2019		400,000	401,890
2.650%, 04/01/2019		1,200,000	1,206,120
5.750%, 12/01/2017		100,000	106,055
6.400%, 08/28/2017		5,700,000	6,046,668
6.875%, 04/25/2018		16,000,000	17,475,488
Bank of America NA
0.792%, 06/15/2016 (P)		2,100,000	2,097,344
0.812%, 06/15/2017 (P)		5,600,000	5,558,829
1.040%, 05/08/2017 (P)		3,600,000	3,590,633
6.000%, 10/15/2036		2,700,000	3,191,729
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	759,583
Barclays Bank PLC (14.000% to
06/15/2019, then 3 month GBP
LIBOR + 13.400%)
06/15/2019 (Q)	GBP	500,000	842,842
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		$1,700,000	1,700,000
6.500%, 03/10/2021 (S)		1,500,000	1,594,800
Caixa Economica Federal
2.375%, 11/06/2017 (S)		1,000,000	946,000
CIT Group, Inc.
3.875%, 02/19/2019		1,200,000	1,194,000
5.250%, 03/15/2018		7,300,000	7,519,000
5.500%, 02/15/2019 (S)		2,400,000	2,479,488
Citigroup, Inc.
1.136%, 05/01/2017 (P)		1,700,000	1,689,996
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)		2,100,000	1,850,096
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	1,400,000	1,593,135
Credit Suisse Group AG
3.750%, 03/26/2025		$5,800,000	5,479,190
Fifth Third Bancorp
0.990%, 12/20/2016 (P)		700,000	697,208
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		10,400,000	10,621,364
JPMorgan Chase & Co.
1.169%, 04/25/2018 (P)		3,200,000	3,166,509
2.550%, 03/01/2021		3,300,000	3,288,407
2.750%, 06/23/2020		11,100,000	11,221,079
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)		4,500,000	4,383,225
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		7,000,000	7,343,077
Lloyds Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		9,400,000	12,537,344
Morgan Stanley
1.899%, 04/25/2018 (P)		15,700,000	15,787,716

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
2.125%, 04/25/2018		$2,300,000	$2,299,335
Murray Street Investment Trust I
4.647%, 03/09/2017		7,900,000	8,082,593
Novo Banco SA
5.000%, 04/23/2019	EUR	700,000	560,456
7.078%, 03/04/2016		1,500,000	1,604,264
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		$800,000	757,000
7.250%, 12/15/2021 (S)		800,000	749,000
Prologis LP
3.750%, 11/01/2025		5,000,000	5,096,510
Rabobank Nederland NV
4.375%, 08/04/2025		1,500,000	1,508,496
Rabobank Nederland NV (8.400% to
06/29/2017, then 5 Year CMT + 7.490%)
06/29/2017 (Q)		1,100,000	1,142,119
RCI Banque SA
4.600%, 04/12/2016 (S)		6,220,000	6,243,126
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		6,800,000	7,412,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	5,700,000
Springleaf Finance Corp.
6.500%, 09/15/2017		7,000,000	6,921,250
6.900%, 12/15/2017		8,000,000	7,970,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018		12,800,000	14,027,955
The Blackstone Group LP
9.296%, 03/18/2019		1,262,575	1,287,229
The Goldman Sachs Group, Inc.
2.875%, 02/25/2021		1,400,000	1,403,083
Turkiye Garanti Bankasi AS
3.124%, 04/20/2016 (P)(S)		900,000	897,282
UBS AG
0.974%, 06/01/2017 (P)		900,000	898,115
1.264%, 06/01/2020 (P)		300,000	298,771
Wells Fargo & Company
2.550%, 12/07/2020		2,600,000	2,618,132
2.600%, 07/22/2020		4,100,000	4,146,654
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)		8,400,000	8,641,500
Westpac Banking Corp.
2.100%, 02/25/2022 (S)		6,200,000	6,210,056
			250,740,043
Health care - 1.0%
Actavis Funding SCS
3.000%, 03/12/2020		600,000	610,327
3.450%, 03/15/2022		700,000	715,261
Baxalta, Inc.
2.875%, 06/23/2020 (S)		5,500,000	5,384,407
Johnson & Johnson
3.700%, 03/01/2046		2,800,000	2,805,956
Valeant Pharmaceuticals International, Inc.
4.500%, 05/15/2023	EUR	9,600,000	8,389,363
			17,905,314

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials - 1.2%
AerCap Ireland Capital, Ltd.
2.750%, 05/15/2017		$3,900,000	$3,865,875
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	6,500,000	6,010,374
International Lease Finance Corp.
3.875%, 04/15/2018		$1,500,000	1,502,813
6.750%, 09/01/2016 (S)		2,500,000	2,543,750
7.125%, 09/01/2018 (S)		1,900,000	2,066,250
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2022 (S)		7,379,000	2,564,203
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2023 (S)		551,340	110,268
Owens Corning
4.200%, 12/01/2024		3,200,000	3,175,574
			21,839,107
Information technology - 1.1%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019		12,300,000	12,204,626
Apple, Inc.
2.850%, 05/06/2021		1,700,000	1,766,446
Baidu, Inc.
3.000%, 06/30/2020		5,500,000	5,552,624
			19,523,696
Materials - 1.2%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)		700,000	632,632
Cemex SAB de CV
7.250%, 01/15/2021 (S)		5,000,000	5,000,000
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)		1,100,000	426,250
GTL Trade Finance, Inc.
7.250%, 10/20/2017		2,300,000	2,259,750
7.250%, 10/20/2017 (S)		10,400,000	10,218,000
Rio Oil Finance Trust Series 2014-1
9.250%, 07/06/2024 (S)		800,000	410,000
Rio Oil Finance Trust Series 2014-3
9.750%, 01/06/2027 (S)		7,000,000	3,360,000
			22,306,632
Telecommunication services - 1.1%
AT&T, Inc.
2.800%, 02/17/2021		2,900,000	2,929,682
Telefonica Emisiones SAU
1.243%, 06/23/2017 (P)		8,800,000	8,759,441
Verizon Communications, Inc.
2.252%, 09/14/2018 (P)		1,900,000	1,930,877
3.650%, 09/14/2018		6,300,000	6,593,397
			20,213,397
Utilities - 0.5%
Dynegy, Inc.
6.750%, 11/01/2019		5,625,000	5,245,313
7.375%, 11/01/2022		1,400,000	1,169,000
7.625%, 11/01/2024		800,000	662,000
Red Oak Power LLC
8.540%, 11/30/2019		464,619	464,619
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)		1,584,615	1,574,246
TOTAL CORPORATE BONDS (Cost $465,937,416)			$452,795,744

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) - 0.8%
Consumer discretionary - 0.5%
FCA US LLC
3.500%, 05/24/2017	$3,938,144	$3,915,173
MGM Resorts International
3.189%, 12/20/2017	5,330,797	5,280,820
		9,195,993
Health care - 0.3%
HCA, Inc.
3.189%, 03/31/2017	5,022,922	5,016,015
TOTAL TERM LOANS (Cost $14,289,126)		$14,212,008

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)	2,800,000	2,792,440
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,891,000)		$2,792,440

MUNICIPAL BONDS - 4.7%
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	1,600,000	2,002,640
California State Public Works Board,
Series G2 8.361%, 10/01/2034	20,000,000	29,603,800
California Statewide Communities
Development Authority
7.550%, 05/15/2040	4,300,000	5,829,639
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	700,000	781,823
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	165,000	179,096
6.899%, 12/01/2040	2,700,000	3,205,494
City of Chicago (Illinois)
5.633%, 01/01/2020	2,100,000	2,096,598
7.750%, 01/01/2042	1,600,000	1,608,864
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042	1,700,000	2,286,313
Illinois Municipal Electric Agency
6.832%, 02/01/2035	1,800,000	2,182,932
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	680,000	679,925
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040	6,800,000	10,003,208
New Jersey State Turnpike Authority
7.414%, 01/01/2040	5,400,000	7,966,674
Public Power Generation Agency
(Nebraska) 7.242%, 01/01/2041	300,000	370,296
State of California 7.950%, 03/01/2036	8,000,000	9,682,640
University of California
6.270%, 05/15/2031	5,300,000	5,985,078
TOTAL MUNICIPAL BONDS (Cost $74,210,378)		$84,465,020

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.6%
Commercial and residential - 12.8%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.866%, 02/25/2045 (P)	$84,043	$84,011
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class A1A
5.617%, 07/10/2046 (P)	7,439,206	7,490,765
Banc of America Funding, Ltd.,
Series 2012-R5, Class A
0.685%, 10/03/2039 (P)(S)	3,781,727	3,763,757
Banc of America Mortgage Trust,
Series 2005-F, Class 2A2
2.798%, 07/25/2035 (P)	1,432,017	1,312,506
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)	2,235,731	1,956,621
Series 2011-RR5, Class 12A1,
5.268%, 03/26/2037 (P)(S)	494,992	477,537
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)	4,086,292	4,212,196
Series 2012-RR10, Class 8A2,
4.000%, 03/26/2036 (P)(S)	2,336,997	2,330,716
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.836%, 11/25/2034 (P)	1,134,017	1,077,449
Series 2005-1, Class 2A1,
2.868%, 03/25/2035 (P)	2,177,785	2,105,929
Series 2003-8, Class 2A1,
2.971%, 01/25/2034 (P)	202,042	203,665
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1
2.815%, 09/25/2035 (P)	546,676	453,143
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044	333,216	340,857
Series 2007-PW16, Class A1A,
5.721%, 06/11/2040 (P)	8,912,652	9,277,475
Series 2007-PW18, Class A4,
5.700%, 06/11/2050	5,800,000	6,030,472
Bella Vista Mortgage Trust, Series 2005-1,
Class 2A
0.972%, 02/22/2035 (P)	2,284,849	1,973,867
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%, 10/15/2049	10,696,044	10,864,810
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)	335,242	328,208
Series 2005-11, Class A2A,
2.730%, 10/25/2035 (P)	2,876,441	2,828,087
Series 2005-6, Class A1,
2.430%, 09/25/2035 (P)	2,726,512	2,706,282
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1,
6.000%, 12/25/2034	2,631,807	2,570,498
Series 2007-OA6, Class A1B,
0.636%, 06/25/2037 (P)	4,674,022	3,933,645
Series 2005-62, Class 2A1,
1.322%, 12/25/2035 (P)	4,198,978	3,495,461

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Alternative Loan Trust (continued)
Series 2005-81, Class A1,
0.716%, 02/25/2037 (P)		$4,119,659	$3,151,830
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-22, Class A3,
2.661%, 11/25/2034 (P)		794,283	746,960
Series 2004-HYB9, Class 1A1,
2.754%, 02/20/2035 (P)		1,103,402	1,095,215
Series 2005-HYB9, Class 3A2A,
2.592%, 02/20/2036 (P)		190,271	174,896
Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class A1A,
5.297%, 12/15/2039		1,391,914	1,417,532
Series 2007-C1, Class A3,
5.383%, 02/15/2040		777,840	790,466
Series 2010-18, Class R,
2.500%, 04/26/2038 (P)(S)		1,200,000	1,166,880
Series 2007-C5, Class A4,
5.695%, 09/15/2040 (P)		5,014,292	5,175,958
Deco, Ltd., Series 2014-BONA, Class A
1.250%, 11/07/2024 (P)(S)	EUR	6,271,061	6,798,099
Eurosail-UK PLC, Series 2007-4X,
Class A2A
0.885%, 06/13/2045 (P)	GBP	3,114,813	4,296,509
First Horizon Mortgage Pass-
Through Trust, Series 2004-AR7,
Class 4A1
2.641%, 02/25/2035 (P)		$1,226,533	1,206,044
Greenwich Capital Commercial
Funding Corp., Series 2007-GG9,
Class A4
5.444%, 03/10/2039		1,938,763	1,980,114
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
2.838%, 09/25/2035 (P)		7,690,577	7,779,039
Series 2005-AR7, Class 6A1,
2.851%, 11/25/2035 (P)		866,435	826,434
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.650%, 05/19/2035 (P)		210,475	172,123
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.706%, 10/25/2035 (P)		6,162,830	5,619,842
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		700,000	724,784
Series 2016-ATRM, Class A,
2.960%, 10/05/2028 (S)		5,300,000	5,283,967
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		2,771,480	2,815,368
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		633,011	645,448
JPMorgan Mortgage Trust, Series 2005-S3,
Class 1A2
5.750%, 01/25/2036		90,524	77,549
Landmark Mortgage Securities No 3 PLC,
Series 3, Class A
0.869%, 04/17/2044 (P)	GBP	2,250,532	2,756,133
Marche M5 SRL, Series 5, Class A
0.245%, 10/27/2065 (P)	EUR	949,421	1,031,568

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5,
2.290%, 04/25/2035 (P)		$444,384	$418,056
Series 2005-2, Class 1A,
1.904%, 10/25/2035 (P)		3,085,036	2,970,109
Series 2005-2, Class 3A,
1.426%, 10/25/2035 (P)		203,067	190,839
Series 2005-3, Class 4A,
0.686%, 11/25/2035 (P)		85,155	78,996
Series 2005-A6, Class 2A3,
0.816%, 08/25/2035 (P)		1,489,365	1,334,479
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6, Class A4
5.485%, 03/12/2051 (P)		2,700,000	2,761,871
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A1A,
5.319%, 12/15/2043		10,562,056	10,725,271
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		953,088	953,418
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4A,
5.794%, 08/12/2045 (P)(S)		1,414,528	1,450,883
Series 2010-R4, Class 4B,
0.816%, 02/26/2037 (P)(S)		7,873,477	5,297,555
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.816%, 12/25/2035 (P)		1,767,166	1,533,295
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.596%, 02/25/2037 (P)		9,040,618	7,447,183
RBSGC Mortgage Loan Trust,
Series 2005-A, Class 1A
5.500%, 04/25/2035		2,536,182	2,398,307
RBSSP Resecuritization Trust
Series 2011-3, Class 2A1,
0.677%, 02/26/2037 (P)(S)		3,349,559	3,117,563
Series 2011-4, Class 6A1,
0.662%, 06/27/2036 (P)(S)		1,900,000	1,507,698
Residential Asset Securitization Trust,
Series 2005-A1, Class A1
5.500%, 04/25/2035		3,890,888	3,926,037
Residential Funding Mortgage
Securities I Trust, Series 2004-S9,
Class 1A23
5.500%, 12/25/2034		66,150	66,150
RMAC PLC, Series 2005-NS1X,
Class A2A
0.715%, 06/12/2037 (P)	GBP	296,479	367,348
Sequoia Mortgage Trust, Series 6, Class A
1.070%, 04/19/2027 (P)		$2,234,988	2,060,706
Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-1, Class 2A
2.732%, 02/25/2035 (P)		13,623,272	13,373,511
Structured Asset
Mortgage Investments II Trust
Series 2005-AR5, Class A3,
0.680%, 07/19/2035 (P)		904,459	855,492
Series 2005-AR8, Class A1A,
0.716%, 02/25/2036 (P)		336,490	255,476
Series 2007-AR2, Class 2A1,
0.566%, 03/25/2037 (P)		1,742,058	1,289,427

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates,
Series 2004-15, Class 3A5
0.886%, 09/25/2034 (P)	$975,869	$903,454
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.636%, 09/25/2036 (P)	5,578,882	5,226,253
WaMu Mortgage Pass-
Through Certificates
Series 2001-7, Class A,
1.481%, 05/25/2041 (P)	11,405	11,086
Series 2002-AR17, Class 1A,
1.522%, 11/25/2042 (P)	90,924	83,550
Series 2002-AR9, Class 1A,
1.683%, 08/25/2042 (P)	256,421	242,036
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034	2,258,641	2,449,098
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034	7,474,130	7,902,799
Series 2005-AR13, Class A1A1,
0.726%, 10/25/2045 (P)	9,850,410	9,054,154
Series 2005-AR19, Class A1A1,
0.706%, 12/25/2045 (P)	1,461,986	1,402,252
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.838%, 01/25/2035 (P)	531,602	533,334
Series 2005-AR13, Class 1A5,
2.740%, 05/25/2035 (P)	1,579,380	1,576,090
Series 2005-AR4, Class 1A3,
2.859%, 04/25/2035 (P)	5,945,438	5,968,681
Series 2006-AR10, Class 1A1,
2.770%, 07/25/2036 (P)	1,748,211	1,690,068
Series 2006-AR2, Class 2A1,
2.830%, 03/25/2036 (P)	1,398,768	1,378,476
Series 2006-AR2, Class 2A5,
2.830%, 03/25/2036 (P)	2,240,033	2,122,858
		230,474,574

U.S. Government Agency - 0.8%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z,
7.500%, 12/20/2029	195,274	235,388
Series 2362, Class ZA,
6.500%, 09/15/2031	109,594	129,710
Series 2503, Class PZ,
6.000%, 09/15/2032	346,743	397,598
Series 2637, Class F,
0.827%, 06/15/2018 (P)	12,027	12,044
Series 2906, Class GZ,
5.000%, 09/15/2034	160,464	179,898
Series 2935, Class HJ,
5.000%, 02/15/2035	165,439	183,855
Series T-63, Class 1A1,
1.485%, 02/25/2045 (P)	85,216	89,677
Federal National Mortgage Association
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	1,386,439	1,589,586
Series 2003-W1, Class 1A1,
5.711%, 12/25/2042 (P)	132,758	152,674
Series 2003-W6, Class F,
0.786%, 09/25/2042 (P)	676,506	672,631

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2005-120, Class NF,
0.536%, 01/25/2021 (P)		$115,125	$115,098
Series 2005-9, Class ZA,
5.000%, 02/25/2035		338,854	377,218
Series 2006-5, Class 3A2,
2.332%, 05/25/2035 (P)		92,019	97,131
Series 2007-73, Class A1,
0.496%, 07/25/2037 (P)		641,565	602,862
Government National
Mortgage Association
Series 2005-21, Class Z,
5.000%, 03/20/2035		512,053	562,377
Series 2016-H07, Class FK,
1.440%, 03/20/2066 (P)		8,800,000	8,789,000
			14,186,747
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $250,970,546)			$244,661,321

ASSET BACKED SECURITIES - 4.4%
Auto ABS, Series 2012-3, Class A
0.030%, 09/27/2024	EUR	3,928,986	4,265,357
BNC Mortgage Loan Trust, Series 2007-2,
Class A2
0.536%, 05/25/2037 (P)		$342,534	332,206
Bosphorus CLO, Series 1X, Class A
0.981%, 11/10/2023 (P)	EUR	3,071,472	3,317,111
Celf Loan Partners III PLC,
Series 2006-1X, Class A1
0.214%, 11/01/2023 (P)		2,878,342	3,111,150
CELF Low Levered Partners PLC,
Series 2006-1X, Class A3
0.259%, 03/04/2024 (P)		3,625,469	3,872,598
Citigroup Mortgage Loan Trust,
Series 2007-AMC1, Class A1
0.596%, 12/25/2036 (P)(S)		$4,022,056	2,575,830
Countrywide Asset-Backed Certificates
Series 2004-10, Class MV2,
1.441%, 01/25/2035 (P)		1,299,422	1,299,610
Series 2005-17, Class MV1,
0.896%, 05/25/2036 (P)		5,300,000	4,207,501
Series 2006-25, Class 2A4,
0.656%, 06/25/2047 (P)		9,100,000	5,515,144
Series 2006-26, Class 1A,
0.576%, 06/25/2037 (P)		4,455,983	3,272,453
Series 2007-9, Class 1A,
0.636%, 06/25/2047 (P)		3,584,416	2,606,371
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB6,
Class A3
0.656%, 07/25/2037 (P)(S)		4,023,583	2,396,566
EMC Mortgage Loan Trust, Series 2001-A
Class A
1.167%, 05/25/2040 (P)(S)		277,238	248,389
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035		3,100,000	2,864,907
GSAMP Trust, Series 2007-FM1,
Class A2A
0.506%, 12/25/2036 (P)		256,475	128,687

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Hillmark Funding, Ltd., Series 2006-1A,
Class A1
0.868%, 05/21/2021 (P)(S)		$5,428,819	$5,319,824
HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A1
0.496%, 12/25/2036 (P)		409,951	159,269
Lockwood Grove CLO, Ltd.,
Series 2014-1A, Class A1
1.989%, 01/25/2024 (P)(S)		5,000,000	4,973,955
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2,
0.866%, 06/25/2035 (P)		1,600,000	1,555,868
Series 2006-NC2, Class A3,
0.546%, 08/25/2036 (P)		2,935,623	1,282,405
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE6, Class A2D,
0.676%, 09/25/2036 (P)		6,366,245	2,699,813
Series 2006-WMC1, Class A2C,
0.746%, 12/25/2035 (P)		2,672,490	2,346,851
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A2
0.606%, 04/25/2037 (P)		1,303,090	705,091
New Century Home Equity Loan Trust
Series 2005-4, Class M2,
0.946%, 09/25/2035 (P)		600,000	548,721
Series 2005-C, Class A2C,
0.686%, 12/25/2035 (P)		1,448,863	1,403,977
Ownit Mortgage Loan Asset Backed
Certificates, Series 2006-1, Class AF2
5.290%, 12/25/2036		2,569,007	1,498,340
Park Place Securities, Inc.
Series 2005-WCW3, Class M1,
0.916%, 08/25/2035 (P)		600,000	555,811
Series 2005-WCW3, Class M2,
0.926%, 08/25/2035 (P)		2,000,000	1,582,960
Penta CLO SA, Series 2007-1X, Class A1
0.172%, 06/04/2024 (P)	EUR	366,573	394,057
RASC Trust, Series 2005-KS4, Class M2
1.306%, 05/25/2035 (P)		$1,658,470	1,599,427
Securitized Asset
Backed Receivables LLC Trust
Series 2006-FR3, Class A3,
0.686%, 05/25/2036 (P)		2,378,844	1,269,802
Series 2007-HE1, Class A2A,
0.496%, 12/25/2036 (P)		441,660	118,512
SLM Student Loan Trust, Series 2008-9,
Class A
2.119%, 04/25/2023 (P)		4,178,171	4,135,130
Specialty Underwriting & Residential
Finance Trust, Series 2005-BC2,
Class M3
1.411%, 12/25/2035 (P)		2,945,608	2,578,948
Structured Asset Investment Loan Trust,
Series 2006-1, Class A4
0.746%, 01/25/2036 (P)		6,700,000	4,738,778
Wood Street CLO BV, Series I, Class A
0.231%, 11/22/2021 (P)	EUR	287,463	309,743
TOTAL ASSET BACKED SECURITIES (Cost $83,252,753)			$79,791,162

PREFERRED SECURITIES - 1.7%
Financials - 1.7%
Citigroup Capital XIII, 6.988%		900,000	$22,968,000

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
Sovereign Real Estate
Investment Trust, 12.000% (S)	5,520	$6,900,000
TOTAL PREFERRED SECURITIES (Cost $32,174,400)		$29,868,000

PURCHASED OPTIONS - 0.1%
Call options - 0.0%
Over the Counter Option on 2 Year Interest Rate Swap. Receive a fixed rate of 2.100% and pay a floating rate based on 3-month LIBOR (Expiration Date: 01/30/2018; Strike Rate: 2.100%; Counterparty: JPMorgan Securities) (I)	21,300,000	430,771
Put options - 0.1%
Exchange Traded Option on 5 Year U.S. Treasury Note Futures (Expiration Date: 05/20/2016; Strike Price: $110.50) (I)	530,000	4,141
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 1.150% and pay a floating rate based on 3-month LIBOR (Expiration Date: 07/05/2016; Strike Rate: 1.150%; Counterparty: Goldman Sachs & Company) (I)	150,800,000	37,338
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 1.250% and pay a floating rate based on 3-month LIBOR (Expiration Date: 07/05/2016; Strike Rate: 1.250%; Counterparty: Citibank NA) (I)	233,400,000	32,956
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 1.250% and pay a floating rate based on 3-month LIBOR (Expiration Date: 07/05/2016; Strike Rate: 1.250%; Counterparty: Goldman Sachs & Company) (I)	369,300,000	52,145
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 2.580% and pay a floating rate based on 3-month LIBOR (Expiration Date: 05/12/2016; Strike Rate: 2.580%; Counterparty: Morgan Stanley & Company, Inc.) (I)	11,100,000	2,547
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 2.580% and pay a floating rate based on 3-month LIBOR (Expiration Date: 05/23/2016; Strike Rate: 2.580%; Counterparty: Morgan Stanley & Company, Inc.) (I)	25,900,000	8,449
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 2.905% and pay a floating rate based on 3-month LIBOR (Expiration Date: 08/20/2018; Strike Rate: 2.905%; Counterparty: Morgan Stanley & Company, Inc.) (I)	10,400,000	535,322

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.930% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/20/2018; Strike Rate: 2.930%;
Counterparty: Goldman Sachs
& Company) (I)	3,800,000	$189,736
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.940% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/20/2018; Strike Rate: 2.940%;
Counterparty: Goldman Sachs
& Company) (I)	3,300,000	162,772
		1,025,406
TOTAL PURCHASED OPTIONS (Cost $3,416,092)		$1,456,177

SHORT-TERM INVESTMENTS - 0.9%
Commercial paper - 0.4%
Hitachi Capital Corp. 0.974%,
03/09/2016 *	$7,500,000	$7,498,317
U.S. Government - 0.1%
U.S. Treasury Bills
0.190%, 03/03/2016 *	233,000	232,998
0.223%, 03/24/2016 (D)*	293,000	292,956
0.260%, 03/17/2016 (D)*	352,000	351,966
0.270%, 03/10/2016 (D)*	592,000	591,975
		1,469,895
U.S. Government Agency - 0.4%
Federal Home Loan Bank Discount Notes
0.280%, 03/09/2016 *	2,700,000	2,699,833
0.290%, 03/04/2016 *	2,400,000	2,399,945
0.300%, 03/28/2016 *	1,700,000	1,699,643
		6,799,421
Repurchase agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 02/29/2016 at 0.030%
to be repurchased at $625,001 on
03/01/2016, collateralized by $640,000
U.S. Treasury Notes, 0.625% due
06/30/2017 (valued at $639,200,
including interest)	625,000	625,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,392,584)		$16,392,633
Total Investments (Total Return Fund)
(Cost $2,291,232,466) - 127.0%		$2,278,864,793
Other assets and liabilities, net - (27.0%)		(484,207,334)
TOTAL NET ASSETS - 100.0%		$1,794,657,459

U.S. High Yield Bond Fund

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 90.0%
Consumer discretionary - 15.9%
American Greetings Corp.
7.375%, 12/01/2021	$1,510,000	$1,540,200

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	$4,342,000	$4,417,958
CCO Holdings LLC
5.125%, 02/15/2023	20,000	19,850
5.125%, 05/01/2023 (S)	320,000	317,600
5.250%, 09/30/2022	310,000	313,488
5.375%, 05/01/2025 (S)	2,395,000	2,365,063
5.875%, 04/01/2024 to 05/01/2027 (S)	675,000	684,000
6.625%, 01/31/2022	500,000	525,000
CCOH Safari LLC
5.750%, 02/15/2026 (S)	2,250,000	2,255,918
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (S)	755,000	692,713
Cinemark USA, Inc.
5.125%, 12/15/2022	700,000	711,375
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,410,000	2,506,400
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)	2,250,000	2,182,500
GLP Capital LP
5.375%, 11/01/2023	475,000	467,875
Gray Television, Inc.
7.500%, 10/01/2020	2,625,000	2,759,531
Greektown Holdings LLC
8.875%, 03/15/2019 (S)	4,595,000	4,480,125
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	845,000	876,688
Jarden Corp.
5.000%, 11/15/2023 (S)	520,000	538,200
Lamar Media Corp.
5.875%, 02/01/2022	500,000	521,250
Levi Strauss & Company
5.000%, 05/01/2025	175,000	175,018
LIN Television Corp.
6.375%, 01/15/2021	350,000	364,438
Live Nation Entertainment, Inc.
5.375%, 06/15/2022 (S)	250,000	248,125
7.000%, 09/01/2020 (S)	255,000	267,431
LKQ Corp.
4.750%, 05/15/2023	500,000	480,000
Monitronics International, Inc.
9.125%, 04/01/2020	225,000	190,688
NAI Entertainment Holdings
5.000%, 08/01/2018 (S)	625,000	631,250
National CineMedia LLC
6.000%, 04/15/2022	340,000	353,600
7.875%, 07/15/2021	750,000	778,125
Nexstar Broadcasting, Inc.
6.125%, 02/15/2022 (S)	125,000	120,000
6.875%, 11/15/2020	1,275,000	1,294,125
Outfront Media Capital LLC
5.250%, 02/15/2022	230,000	235,175
5.625%, 02/15/2024	25,000	26,016
Penske Automotive Group, Inc.
5.375%, 12/01/2024	529,000	513,130
5.750%, 10/01/2022	2,000,000	2,000,000
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021	3,275,000	3,406,000
Service Corp. International
7.000%, 06/15/2017	65,000	68,575
8.000%, 11/15/2021	1,640,000	1,910,600
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,370,250

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Sonic Automotive, Inc. (continued)
7.000%, 07/15/2022	$50,000	$52,000
Sotheby’s
5.250%, 10/01/2022 (S)	1,150,000	1,014,875
Speedway Motorsports, Inc.
5.125%, 02/01/2023	650,000	653,250
Tempur Sealy International, Inc.
5.625%, 10/15/2023 (S)	70,000	71,050
6.875%, 12/15/2020 (L)	125,000	131,625
The William Carter Company
5.250%, 08/15/2021	555,000	566,100
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)	125,000	129,063
Wolverine World Wide, Inc.
6.125%, 10/15/2020	125,000	128,438
		45,354,681
Consumer staples - 1.9%
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	1,011,250
Central Garden & Pet Company
6.125%, 11/15/2023	150,000	153,000
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)	205,000	208,588
Cott Beverages, Inc.
5.375%, 07/01/2022	445,000	442,775
6.750%, 01/01/2020	555,000	584,138
Darling Ingredients, Inc.
5.375%, 01/15/2022	150,000	147,750
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)	765,000	743,963
Pinnacle Foods Finance LLC
4.875%, 05/01/2021	875,000	888,125
Pinnacle Foods, Inc.
5.875%, 01/15/2024 (S)	50,000	52,750
Prestige Brands, Inc.
6.375%, 03/01/2024 (S)	80,000	82,400
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	1,350,000	1,144,125
Spectrum Brands, Inc.
5.750%, 07/15/2025	75,000	79,031
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (S)	25,000	26,313
		5,564,208
Energy - 15.7%
Alpha Natural Resources, Inc.
6.250%, 06/01/2021 (H)	325,000	813
Arch Coal, Inc.
7.000%, 06/15/2019 (H)	825,000	4,125
7.250%, 06/15/2021 (H)	325,000	1,625
Archrock Partners LP
6.000%, 04/01/2021	350,000	228,375
Baytex Energy Corp.
5.625%, 06/01/2024 (S)	235,000	128,075
Berry Petroleum Company LLC
6.375%, 09/15/2022	1,998,000	214,785
6.750%, 11/01/2020	210,000	23,100
Bristow Group, Inc.
6.250%, 10/15/2022	3,825,000	2,161,125
Continental Resources, Inc.
3.800%, 06/01/2024	225,000	153,367
5.000%, 09/15/2022	925,000	702,075

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
CSI Compressco LP
7.250%, 08/15/2022	$995,000	$567,150
Denbury Resources, Inc.
4.625%, 07/15/2023	1,425,000	413,250
5.500%, 05/01/2022	860,000	270,900
6.375%, 08/15/2021	1,150,000	368,000
EnLink Midstream Partners LP
4.150%, 06/01/2025	800,000	552,405
4.400%, 04/01/2024	1,904,000	1,343,525
Era Group, Inc.
7.750%, 12/15/2022	3,060,000	2,333,250
Forum Energy Technologies, Inc.
6.250%, 10/01/2021	50,000	37,875
Hilcorp Energy I LP
5.000%, 12/01/2024 (S)	110,000	74,800
5.750%, 10/01/2025 (S)	850,000	578,000
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	3,310,000	1,733,613
5.875%, 04/01/2020	585,000	304,200
Kinder Morgan, Inc.
5.550%, 06/01/2045	550,000	456,691
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,995,000	1,860,338
7.768%, 12/15/2037 (S)	6,580,000	4,671,800
9.625%, 06/01/2019 (S)	435,000	408,900
Northern Tier Energy LLC
7.125%, 11/15/2020	1,550,000	1,441,500
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	712,000	690,640
PHI, Inc.
5.250%, 03/15/2019	4,140,000	3,394,800
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	2,575,000	2,295,291
6.000%, 01/15/2019 (S)	200,000	187,000
6.875%, 04/15/2040 (S)	2,510,000	1,757,000
7.500%, 07/15/2038 (S)	2,200,000	1,650,000
Rose Rock Midstream LP
5.625%, 11/15/2023	400,000	221,000
Sabine Oil & Gas Corp.
7.250%, 06/15/2019 (H)	350,000	28,000
7.500%, 09/15/2020 (H)	2,375,000	190,000
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 03/01/2025	1,350,000	1,244,569
5.750%, 05/15/2024	250,000	230,155
6.250%, 03/15/2022	2,258,000	2,150,745
Sabine Pass LNG LP
6.500%, 11/01/2020	1,955,000	2,061,939
7.500%, 11/30/2016	1,100,000	1,147,795
7.500%, 11/30/2016 (S)	1,563,000	1,630,912
SemGroup Corp.
7.500%, 06/15/2021	2,820,000	2,136,150
Southwestern Energy Company
4.100%, 03/15/2022	175,000	99,488
Swift Energy Company
7.125%, 06/01/2017 (H)	3,746,000	149,840
8.875%, 01/15/2020 (H)	750,000	30,000
Teekay Corp.
8.500%, 01/15/2020	2,730,000	1,719,900
8.500%, 01/15/2020 (S)	625,000	393,750
Ultra Petroleum Corp.
5.750%, 12/15/2018 (S)	1,120,000	56,000
6.125%, 10/01/2024 (S)	2,850,000	142,500
		44,641,136

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials - 17.3%
Ally Financial, Inc.
3.500%, 01/27/2019	$1,020,000	$1,002,150
4.125%, 03/30/2020	900,000	895,500
4.625%, 03/30/2025	350,000	339,500
5.125%, 09/30/2024	1,000,000	1,007,500
5.500%, 02/15/2017	715,000	728,406
5.750%, 11/20/2025	400,000	388,000
CIT Group, Inc.
4.250%, 08/15/2017	1,800,000	1,836,000
5.000%, 05/15/2017	434,000	443,765
5.250%, 03/15/2018	400,000	412,000
6.625%, 04/01/2018 (S)	170,000	178,713
Corrections Corp. of America
5.000%, 10/15/2022	700,000	721,000
DuPont Fabros Technology LP
5.625%, 06/15/2023	2,450,000	2,474,500
5.875%, 09/15/2021	2,725,000	2,834,000
E*TRADE Financial Corp.
4.625%, 09/15/2023	350,000	343,000
5.375%, 11/15/2022	310,000	322,211
HUB Holdings LLC, PIK
8.125%, 07/15/2019 (S)	2,000,000	1,665,000
HUB International, Ltd.
7.875%, 10/01/2021 (S)	2,030,000	1,816,850
9.250%, 02/15/2021 (S)	275,000	281,188
Infinity Acquisition LLC
7.250%, 08/01/2022 (S)	1,990,000	1,671,600
Iron Mountain, Inc.
5.750%, 08/15/2024	1,186,000	1,187,483
6.000%, 10/01/2020 (S)	145,000	153,700
6.000%, 08/15/2023	4,400,000	4,675,000
Jefferies Finance LLC
6.875%, 04/15/2022 (S)	115,000	81,075
7.375%, 04/01/2020 (S)	350,000	269,500
7.500%, 04/15/2021 (S)	1,200,000	900,000
MPT Operating Partnership LP
5.500%, 05/01/2024	715,000	693,550
6.375%, 02/15/2022 to 03/01/2024	660,000	679,500
6.875%, 05/01/2021	1,575,000	1,641,938
Navient Corp.
5.875%, 03/25/2021	725,000	636,188
6.125%, 03/25/2024	535,000	447,742
7.250%, 01/25/2022	65,000	59,150
8.000%, 03/25/2020	1,925,000	1,900,938
8.450%, 06/15/2018	1,250,000	1,332,038
NewStar Financial, Inc.
7.250%, 05/01/2020	1,740,000	1,548,600
Sabra Health Care LP
5.375%, 06/01/2023	125,000	124,438
5.500%, 02/01/2021	750,000	759,150
Springleaf Finance Corp.
5.750%, 09/15/2016	650,000	650,000
6.000%, 06/01/2020	3,700,000	3,223,624
6.500%, 09/15/2017	1,200,000	1,186,500
7.750%, 10/01/2021	1,730,000	1,535,375
The GEO Group, Inc.
5.875%, 01/15/2022 to 10/15/2024	2,250,000	2,257,501
6.625%, 02/15/2021	2,200,000	2,266,000
USI, Inc.
7.750%, 01/15/2021 (S)	2,000,000	1,840,000
		49,409,873

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care - 5.8%
Acadia Healthcare Company, Inc.
6.500%, 03/01/2024 (S)	$25,000	$25,813
Community Health Systems, Inc.
5.125%, 08/01/2021	475,000	477,375
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (S)	2,275,000	1,638,000
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025	305,000	304,238
5.750%, 08/15/2022	500,000	526,250
Endo Finance LLC
5.875%, 01/15/2023 (S)	250,000	248,750
6.000%, 02/01/2025 (S)	550,000	547,250
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	250,000	270,000
HCA, Inc.
4.250%, 10/15/2019	135,000	139,388
HealthSouth Corp.
5.125%, 03/15/2023	195,000	192,075
5.750%, 11/01/2024	410,000	414,100
5.750%, 09/15/2025 (S)	25,000	24,813
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (S)	125,000	128,438
Hologic, Inc.
5.250%, 07/15/2022 (S)	1,230,000	1,288,302
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (S)	380,000	391,400
LifePoint Health, Inc.
5.500%, 12/01/2021	1,000,000	1,042,500
Mallinckrodt International Finance SA
5.500%, 04/15/2025 (S)	300,000	282,750
5.625%, 10/15/2023 (S)	175,000	171,938
MEDNAX, Inc.
5.250%, 12/01/2023 (S)	275,000	284,969
Molina Healthcare, Inc.
5.375%, 11/15/2022 (S)	300,000	303,750
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (S)	615,000	619,613
PRA Holdings, Inc.
9.500%, 10/01/2023 (S)	374,000	415,140
Select Medical Corp.
6.375%, 06/01/2021	3,375,000	3,037,500
TeamHealth, Inc.
7.250%, 12/15/2023 (S)	400,000	420,000
Tenet Healthcare Corp.
6.250%, 11/01/2018	775,000	815,688
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)	105,000	89,840
5.875%, 05/15/2023 (S)	670,000	546,050
6.125%, 04/15/2025 (S)	280,000	226,100
7.250%, 07/15/2022 (S)	150,000	132,750
7.500%, 07/15/2021 (S)	1,100,000	1,006,500
Vizient, Inc.
10.375%, 03/01/2024 (S)	600,000	634,500
		16,645,780
Industrials - 7.1%
AECOM
5.750%, 10/15/2022	375,000	378,750
5.875%, 10/15/2024	1,025,000	1,019,875
Allegion PLC
5.875%, 09/15/2023	135,000	141,413
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	500,000	511,250

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Aramark Services, Inc.
5.125%, 01/15/2024 (S)	$70,000	$73,325
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	3,350,000	3,442,125
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	205,000	190,138
Covanta Holding Corp.
5.875%, 03/01/2024	1,195,000	1,027,700
6.375%, 10/01/2022	1,847,000	1,703,858
7.250%, 12/01/2020	2,081,000	2,044,583
EnPro Industries, Inc.
5.875%, 09/15/2022	1,255,000	1,220,488
GFL Environmental, Inc.
7.875%, 04/01/2020 (S)	975,000	926,250
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (L)	3,143,000	2,993,708
Sensata Technologies BV
5.625%, 11/01/2024 (S)	1,575,000	1,622,250
The ADT Corp.
3.500%, 07/15/2022	325,000	272,188
4.125%, 04/15/2019 (L)	270,000	285,525
6.250%, 10/15/2021 (L)	2,215,000	2,159,625
United Rentals North America, Inc.
4.625%, 07/15/2023	165,000	165,000
		20,178,051
Information technology - 8.3%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	700,000	735,875
6.125%, 09/15/2023 (S)	210,000	224,700
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	2,775,000	2,802,750
6.125%, 11/01/2023 (S)	950,000	959,500
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)	2,500,000	1,306,250
Cardtronics, Inc.
5.125%, 08/01/2022	225,000	218,250
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (S)	425,000	420,750
Denali Borrower LLC
5.625%, 10/15/2020 (S)	3,250,000	3,418,968
Emdeon, Inc.
6.000%, 02/15/2021 (S)	925,000	860,250
11.000%, 12/31/2019	3,350,000	3,433,750
First Data Corp.
5.000%, 01/15/2024 (S)	140,000	142,188
6.750%, 11/01/2020 (S)	1,466,000	1,544,798
Infor Software Parent LLC, PIK
7.125%, 05/01/2021 (S)	350,000	245,875
Infor US, Inc.
6.500%, 05/15/2022 (S)	355,000	307,963
Micron Technology, Inc.
5.500%, 02/01/2025	410,000	346,450
5.875%, 02/15/2022	1,400,000	1,286,110
NCR Corp.
4.625%, 02/15/2021	475,000	452,438
5.000%, 07/15/2022	1,510,000	1,430,725
5.875%, 12/15/2021	1,500,000	1,473,750
6.375%, 12/15/2023	715,000	700,700
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023 (S)	35,000	36,925

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Zebra Technologies Corp.
7.250%, 10/15/2022	$1,300,000	$1,355,250
		23,704,215
Materials - 3.3%
ArcelorMittal
6.125%, 06/01/2025	175,000	141,750
7.250%, 02/25/2022 (L)	240,000	216,000
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	719,318	670,764
Ball Corp.
4.375%, 12/15/2020	1,700,000	1,776,500
5.250%, 07/01/2025	125,000	130,313
Berry Plastics Corp.
5.125%, 07/15/2023	250,000	250,000
6.000%, 10/15/2022 (L)(S)	140,000	145,600
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,243,750
Novelis, Inc.
8.750%, 12/15/2020	225,000	208,688
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (S)	175,000	171,719
5.375%, 01/15/2025 (S)	350,000	341,250
6.375%, 08/15/2025 (S)	1,700,000	1,746,750
Sealed Air Corp.
5.125%, 12/01/2024 (S)	1,165,000	1,208,688
Silgan Holdings, Inc.
5.000%, 04/01/2020	1,001,000	1,026,025
The Scotts Miracle-Gro Company
6.000%, 10/15/2023 (S)	50,000	52,000
		9,329,797
Telecommunication services - 12.2%
Altice US Finance I Corp.
5.375%, 07/15/2023 (S)	630,000	641,025
Altice US Finance II Corp.
7.750%, 07/15/2025 (S)	725,000	676,063
GCI, Inc.
6.750%, 06/01/2021	725,000	717,750
6.875%, 04/15/2025	850,000	830,875
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	4,060,000	2,639,000
7.250%, 10/15/2020	250,000	172,500
7.500%, 04/01/2021	1,050,000	702,377
Intelsat Luxembourg SA
7.750%, 06/01/2021	2,540,000	762,000
8.125%, 06/01/2023	3,225,000	983,625
Level 3 Financing, Inc.
5.125%, 05/01/2023	665,000	678,300
5.375%, 08/15/2022 to 05/01/2025	1,665,000	1,709,956
5.375%, 01/15/2024 (S)	425,000	435,625
5.625%, 02/01/2023	285,000	293,550
6.125%, 01/15/2021	880,000	919,600
SBA Communications Corp.
5.625%, 10/01/2019	190,000	197,600
SBA Telecommunications, Inc.
5.750%, 07/15/2020	1,981,000	2,057,764
Sprint Capital Corp.
6.875%, 11/15/2028	1,490,000	1,080,250
6.900%, 05/01/2019	2,000,000	1,705,000
8.750%, 03/15/2032	2,975,000	2,290,750
Sprint Communications, Inc.
7.000%, 08/15/2020	760,000	593,910

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Sprint Corp.
7.625%, 02/15/2025	$105,000	$75,075
7.875%, 09/15/2023	3,025,000	2,232,480
Syniverse Holdings, Inc.
9.125%, 01/15/2019	4,620,000	1,674,750
T-Mobile USA, Inc.
6.125%, 01/15/2022	105,000	108,150
6.250%, 04/01/2021	1,135,000	1,188,913
6.500%, 01/15/2026	135,000	136,805
6.542%, 04/28/2020	205,000	212,175
6.625%, 11/15/2020 to 04/01/2023	3,000,000	3,123,000
6.633%, 04/28/2021	800,000	836,000
6.731%, 04/28/2022	2,500,000	2,615,250
6.836%, 04/28/2023	1,135,000	1,180,400
Telesat Canada
6.000%, 05/15/2017 (S)	850,000	851,063
Windstream Corp.
6.375%, 08/01/2023	550,000	398,750
		34,720,331
Utilities - 2.5%
Calpine Corp.
6.000%, 01/15/2022 (S)	1,500,000	1,537,500
NSG Holdings LLC
7.750%, 12/15/2025 (S)	2,818,702	2,959,637
Southern Star Central Corp.
5.125%, 07/15/2022 (S)	1,650,000	1,402,500
Suburban Propane Partners LP
5.500%, 06/01/2024	115,000	97,750
7.375%, 08/01/2021	277,000	271,460
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	615,000	461,250
6.125%, 06/15/2025 (S)	450,000	330,750
		7,060,847
TOTAL CORPORATE BONDS (Cost $292,330,790)		$256,608,919

TERM LOANS (M) - 3.4%
Consumer discretionary - 1.1%
CCM Merger, Inc.
4.500%, 08/08/2021	370,757	367,861
FOCUS Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,386,000
Learfield Communications, Inc.
8.750%, 10/09/2021	581,600	561,971
WASH Multifamily Laundry Systems LLC
4.250%, 05/14/2022	666,650	642,484
8.000%, 05/12/2023	12,669	11,782
8.000%, 05/14/2023	72,331	67,268
		3,037,366
Financials - 0.0%
Asurion LLC
8.500%, 03/03/2021	75,000	60,539
Industrials - 0.3%
HGIM Corp.
5.500%, 06/18/2020	1,242,445	562,206
Total Safety US, Inc.
9.250%, 09/11/2020	369,075	147,630
		709,836
Information technology - 0.1%
Peak 10, Inc.
8.250%, 06/17/2022	475,000	413,250

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Telecommunication services - 0.6%
LTS Buyer LLC
8.000%, 04/12/2021	$666,113	$640,023
NTELOS, Inc.
5.750%, 11/09/2019	1,067,614	1,048,930
		1,688,953
Utilities - 1.3%
Texas Competitive Electric Holdings
Company LLC
4.906%, 10/10/2016	13,200,000	3,646,500
TOTAL TERM LOANS (Cost $19,928,822)		$9,556,444

CONVERTIBLE BONDS - 0.1%
Energy - 0.1%
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019	750,000	318,750
TOTAL CONVERTIBLE BONDS (Cost $438,962)		$318,750

PREFERRED SECURITIES - 0.5%
Financials - 0.5%
GMAC Capital Trust I, 6.402%	58,084	$1,409,118
TOTAL PREFERRED SECURITIES (Cost $1,477,917)		$1,409,118

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock
Collateral Trust, 0.4639% (W)(Y)	552,161	5,524,532
TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,524,395)		$5,524,532

SHORT-TERM INVESTMENTS - 4.5%
Money market funds - 4.5%
State Street Institutional Liquid Reserves
Fund, 0.4194% (Y)	12,786,944	$12,786,944
TOTAL SHORT-TERM INVESTMENTS (Cost $12,786,944)		$12,786,944
Total Investments (U.S. High Yield Bond Fund)
(Cost $332,487,830) - 100.4%		$286,204,707
Other assets and liabilities, net - (0.4%)		(1,210,903)
TOTAL NET ASSETS - 100.0%		$284,993,804

Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.5%
Consumer discretionary - 11.9%
Auto components - 4.8%
Dana Holding Corp.	419,969	$5,224,414
Johnson Controls, Inc.	296,518	10,811,045
		16,035,459
Diversified consumer services - 1.6%
DeVry Education Group, Inc.	302,911	5,531,155
Media - 2.5%
TEGNA, Inc.	333,682	8,221,924
Specialty retail - 3.0%
Advance Auto Parts, Inc.	33,939	5,037,905

Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Ascena Retail Group, Inc. (I)	608,191	$5,139,214
		10,177,119
		39,965,657
Consumer staples - 3.4%
Food products - 3.4%
ConAgra Foods, Inc.	269,863	11,350,438
Energy - 5.7%
Energy equipment and services - 3.0%
Amec Foster Wheeler PLC	585,838	3,086,056
Amec Foster Wheeler PLC, ADR	24,040	129,335
Baker Hughes, Inc.	154,709	6,632,375
		9,847,766
Oil, gas and consumable fuels - 2.7%
Devon Energy Corp.	242,198	4,766,457
The Williams Companies, Inc.	275,069	4,398,353
		9,164,810
		19,012,576
Financials - 26.1%
Banks - 8.7%
BB&T Corp.	273,962	8,810,618
Comerica, Inc.	214,137	7,233,548
Wintrust Financial Corp.	199,236	8,467,530
Zions Bancorporation	210,287	4,483,319
		28,995,015
Capital markets - 4.8%
American Capital, Ltd. (I)	625,343	8,560,946
Northern Trust Corp.	33,060	1,963,103
Stifel Financial Corp. (I)	194,819	5,641,958
		16,166,007
Insurance - 9.4%
Arthur J. Gallagher & Company	167,234	6,664,275
FNF Group	300,394	9,906,994
Marsh & McLennan Companies, Inc.	88,820	5,067,181
Willis Towers Watson PLC	88,175	9,991,991
		31,630,441
Real estate investment trusts - 3.2%
Forest City Realty Trust, Inc., Class A (I)	569,076	10,613,266
		87,404,729
Health care - 9.7%
Health care providers and services - 7.2%
Brookdale Senior Living, Inc. (I)	255,760	3,675,271
HealthSouth Corp.	284,945	10,038,612
Universal Health Services, Inc., Class B	95,190	10,506,120
		24,220,003
Life sciences tools and services - 2.5%
PerkinElmer, Inc.	174,787	8,260,434
		32,480,437
Industrials - 17.0%
Aerospace and defense - 2.6%
Textron, Inc.	256,317	8,753,226
Building products - 4.7%
Masco Corp.	258,408	7,287,106
Owens Corning	197,930	8,495,156
		15,782,262

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies - 2.2%
Clean Harbors, Inc. (I)	169,133	$7,205,066
Construction and engineering - 2.3%
Fluor Corp.	169,472	7,802,491
Electrical equipment - 1.2%
Babcock & Wilcox Enterprises, Inc. (I)	212,298	4,146,180
Machinery - 2.5%
Ingersoll-Rand PLC	148,544	8,253,105
Road and rail - 1.5%
Swift Transportation Company (I)	287,627	4,901,164
		56,843,494
Information technology - 11.2%
Communications equipment - 2.7%
Ciena Corp. (I)	436,465	8,947,533
Electronic equipment, instruments and components - 2.2%
Keysight Technologies, Inc. (I)	277,794	7,247,645
IT services - 2.2%
Teradata Corp. (I)	292,560	7,299,372
Software - 2.4%
Citrix Systems, Inc. (I)	114,810	8,111,327
Technology hardware, storage and peripherals - 1.7%
Diebold, Inc.	203,300	5,045,906
NetApp, Inc.	31,841	790,930
		5,836,836
		37,442,713
Materials - 6.7%
Chemicals - 4.4%
Eastman Chemical Company	142,605	9,148,111
W.R. Grace & Company (I)	81,889	5,629,050
		14,777,161
Construction materials - 2.3%
Eagle Materials, Inc.	125,091	7,557,998
		22,335,159
Telecommunication services - 2.6%
Diversified telecommunication services - 2.6%
Level 3 Communications, Inc. (I)	183,407	8,904,410
Utilities - 3.2%
Electric utilities - 2.4%
Edison International	115,654	7,882,977
Multi-utilities - 0.8%
CenterPoint Energy, Inc.	153,146	2,853,110
		10,736,087
TOTAL COMMON STOCKS (Cost $330,183,565)		$326,475,700

SHORT-TERM INVESTMENTS - 2.5%
Money market funds - 2.5%
State Street Institutional Liquid Reserves
Fund, 0.4194% (Y)	8,462,874	$8,462,874
TOTAL SHORT-TERM INVESTMENTS (Cost $8,462,874)		$8,462,874
Total Investments (Value Fund) (Cost $338,646,439) - 100.0%		$334,938,574
Other assets and liabilities, net - 0.0%		48,419
TOTAL NET ASSETS - 100.0%		$334,986,993

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and Stock Exchange
GBPLIBOR	Pound Sterling LIBOR
GDR	Global Depositary Receipts
GO	General Obligation
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
JHAM	John Hancock Asset Management
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Portfolio of Investments — February 29, 2016 (unaudited) (showing percentage of total net assets)

(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of February 29, 2016.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 13 of the Notes to financial statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of February 29, 2016.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Portfolio of investments — February 29, 2016 (unaudited)

Certain funds had the following country concentration as a percentage of net assets on 2-29-16:

Alpha Opportunities Fund
United States	85.9%
Canada	3.4%
United Kingdom	2.3%
Switzerland	1.7%
Ireland	1.6%
Japan	1.4%
Other countries	3.7%
Total	100.0%
Capital Appreciation Fund
United States	89.0%
China	4.0%
Spain	1.9%
Ireland	1.5%
Denmark	1.3%
Italy	1.0%
Other countries	1.3%
Total	100.0%
High Yield Fund
United States	83.1%
United Kingdom	3.0%
Luxembourg	3.0%
Netherlands	2.3%
Australia	1.9%
Canada	1.6%
France	1.5%
Other countries	3.6%
Total	100.0%
Investment Quality Bond Fund
United States	78.0%
Cayman Islands	12.3%
United Kingdom	2.2%
Canada	1.0%
Spain	1.0%
Other countries	5.5%
Total	100.0%
Mid Value Fund
United States	89.1%
Canada	5.8%
Bermuda	1.7%
Other countries	3.4%
Total	100.0%
Science & Technology Fund
United States	80.7%
China	8.6%
South Korea	2.2%
Japan	1.5%
United Kingdom	1.4%
Switzerland	1.3%
Other countries	4.3%
Total	100.0%
Strategic Equity Allocation Fund
United States	67.2%
Japan	6.0%
United Kingdom	4.0%
France	2.6%
Switzerland	2.5%
Germany	2.1%
Canada	2.1%
Australia	1.8%
Other countries	11.7%
Total	100.0%
Total Return Fund
United States	87.4%
United Kingdom	1.9%
Ireland	1.2%
Netherlands	1.2%
China	1.0%
Other countries	7.3%
Total	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 29, 2016 (unaudited)

Assets	Active Bond Fund	All Cap Core Fund	Alpha Opportunities Fund	Asia Pacific Total Return Bond Fund
Unaffiliated investments, at value	$1,925,799,678	$594,798,151	$1,380,724,773	$385,280,397
Affiliated investments, at value	6,952,747	21,157,967	69,110,274	—
Repurchase agreements, at value	31,066,000	—	57,700,000	—
Total investments, at value	1,963,818,425	615,956,118	1,507,535,047	385,280,397
Cash	15,503,312	—	10,781	7,886,265
Foreign currency, at value	9,430	—	1,363	722,015
Cash held at broker for futures contracts	—	776,053	—	1,520,521
Receivable for investments sold	5,322,564	—	29,246,128	—
Unrealized appreciation on forward foreign currency exchange contracts	199	—	1,408,515	378,144
Receivable for fund shares sold	454,122	—	—	—
Dividends and interest receivable	13,880,366	1,019,196	1,824,088	6,066,443
Receivable for securities lending income	2,982	74,838	105,422	—
Receivable for futures variation margin	—	36,846	—	—
Other assets	10,819	3,487	9,156	21,839
Total assets	1,999,002,219	617,866,538	1,540,140,500	401,875,624

Liabilities
Payable for investments purchased	116,273,728	—	16,225,099	4,027,438
Unrealized depreciation on forward foreign currency exchange contracts	—	—	2,186,473	361,680
Payable for fund shares repurchased	—	254,072	3,458,347	8,934
Payable for futures variation margin	—	—	—	68,906
Payable upon return of securities loaned	6,952,877	21,163,549	69,143,647	—
Payable to affiliates
Accounting and legal services fees	33,329	10,499	26,327	7,433
Trustees’ fees	256	190	423	100
Other liabilities and accrued expenses	141,043	51,505	114,377	68,267
Total liabilities	123,401,233	21,479,815	91,154,693	4,542,758
Net assets	$1,875,600,986	$596,386,723	$1,448,985,807	$397,332,866

Net assets consist of
Paid-in capital	$1,877,674,445	$599,947,678	$1,570,008,409	$441,865,356
Undistributed net investment income (loss)	7,540,004	1,084,347	823,987	3,743,078
Accumulated undistributed net realized gain (loss) on investments	(8,967,114)	(28,879,716)	(132,699,289)	(14,740,968)
Net unrealized appreciation (depreciation) on investments	(646,349)	24,234,414	10,852,700	(33,534,600)
Net assets	$1,875,600,986	$596,386,723	$1,448,985,807	$397,332,866
Unaffiliated investments, including repurchase agreements, at cost	$1,957,486,938	$570,601,256	$1,426,792,849	$418,876,794
Affiliated investments, at cost	$6,952,515	$21,157,294	$69,108,427	—
Foreign currency, at cost	$34,560	—	$1,362	$722,400
Securities loaned, unaffiliated investments, at value	$6,727,297	$20,614,490	$66,408,548	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$284,943,246	—	—	—
Shares outstanding	28,608,802	—	—	—
Net asset value, offering price and redemption price per share	$9.96	—	—	—

Class NAV
Net assets	$1,590,657,740	$596,386,723	$1,448,985,807	$397,332,866
Shares outstanding	159,848,651	53,505,726	148,793,522	44,286,340
Net asset value, offering price and redemption price per share	$9.95	$11.15	$9.74	$8.97

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 29, 2016 (unaudited)

Assets	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund	Fundamental Global Franchise Fund
Unaffiliated investments, at value	$1,850,677,391	$1,918,266,917	$1,308,303,360	$421,060,090
Affiliated investments, at value	76,882,261	—	—	—
Repurchase agreements, at value	45,537,000	—	—	—
Total investments, at value	1,973,096,652	1,918,266,917	1,308,303,360	421,060,090
Cash	79	—	14,805	—
Receivable for investments sold	1,510,729	14,652,080	72,496,397	—
Receivable for delayed delivery securities sold	—	—	111,621,764	—
Receivable for fund shares sold	73,045	169,268	110,818	—
Dividends and interest receivable	1,693,928	6,021,224	4,669,548	1,238,429
Receivable for securities lending income	65,465	—	—	—
Other assets	12,051	11,430	7,384	4,313
Total assets	1,976,451,949	1,939,120,919	1,497,224,076	422,302,832

Liabilities
Payable for investments purchased	1,516,516	8,794,908	90,984,726	—
Payable for delayed delivery securities purchased	—	—	192,345,214	—
Payable for fund shares repurchased	418,007	—	1,496	70,637
Payable upon return of securities loaned	76,911,443	—	—	—
Written options, at value	—	3,923,478	—	—
Payable to affiliates
Accounting and legal services fees	34,189	34,381	21,839	7,531
Trustees’ fees	460	347	—	92
Other liabilities and accrued expenses	124,232	144,828	131,968	51,060
Total liabilities	79,004,847	12,897,942	283,485,243	129,320
Net assets	$1,897,447,102	$1,926,222,977	$1,213,738,833	$422,173,512

Net assets consist of
Paid-in capital	$1,107,322,377	$1,803,410,599	$1,214,580,087	$351,667,387
Undistributed net investment income (loss)	(91,273)	3,409,774	1,714,132	414,227
Accumulated undistributed net realized gain (loss) on investments	33,908,388	28,380,906	(3,622,899)	20,816,157
Net unrealized appreciation (depreciation) on investments	756,307,610	91,021,698	1,067,513	49,275,741
Net assets	$1,897,447,102	$1,926,222,977	$1,213,738,833	$422,173,512
Unaffiliated investments, including repurchase agreements, at cost	$1,139,909,208	$1,828,978,025	$1,307,235,847	$371,778,874
Affiliated investments, at cost	$76,879,834	—	—	—
Premiums received on written options	—	$5,671,315	—	—
Securities loaned, unaffiliated investments, at value	$75,329,382	—	—	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A1
Net assets	—	—	—	$119,478
Shares outstanding	—	—	—	10,000
Net asset value and redemption price per share	—	—	—	$11.95

Class I
Net assets	—	—	—	$845,273
Shares outstanding	—	—	—	70,534
Net asset value, offering price and redemption price per share	—	—	—	$11.98

Class 1
Net assets	$558,717,765	—	$192,987,090	—
Shares outstanding	37,491,256	—	14,723,797	—
Net asset value, offering price and redemption price per share	$14.90	—	$13.11	—

Class NAV
Net assets	$1,338,729,337	$1,926,222,977	$1,020,751,743	$421,208,761
Shares outstanding	89,678,173	183,605,109	77,985,538	35,145,050
Net asset value, offering price and redemption price per share	$14.93	$10.49	$13.09	$11.98

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	—	—	—	$12.58

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 29, 2016 (unaudited)

Assets	Global Bond Fund	Global Real Estate Fund	Health Sciences Fund	High Yield Fund
Unaffiliated investments, at value	$468,261,976	$220,807,988	$201,872,853	$452,111,926
Affiliated investments, at value	—	—	—	8,790,329
Repurchase agreements, at value	17,899,000	—	—	—
Total investments, at value	486,160,976	220,807,988	201,872,853	460,902,255
Cash	—	—	—	16,560
Foreign currency, at value	2,569,575	241,384	832	261,502
Cash held at broker for futures contracts	716,000	—	—	730,499
Receivable for investments sold	2,731,178	2,089,325	885,491	4,032,185
Receivable for delayed delivery securities sold	141,404,679	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	3,963,824	—	—	454,173
Receivable for fund shares sold	—	7,703	6,481	—
Dividends and interest receivable	3,501,726	636,934	138,709	9,567,408
Receivable for securities lending income	—	—	—	6,957
Swap contracts, at value	1,766,917	—	—	—
Receivable for futures variation margin	1,417,435	—	—	54,750
Receivable for exchange cleared swaps	2,322,389	—	—	255,762
Other assets	100,193	1,248	1,062	2,777
Total assets	646,654,892	223,784,582	202,905,428	476,284,828

Liabilities
Due to custodian	91,677	—	—	—
Payable for investments purchased	—	2,390,318	—	4,019,155
Payable for collateral held by fund	3,510,000	—	—	—
Payable for investments purchased	87,889,104	—	1,867,322	—
Payable for delayed delivery securities purchased	30,928,293	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	4,980,441	—	—	168,178
Payable for fund shares repurchased	39,624	2,061,145	—	832,611
Payable upon return of securities loaned	—	—	—	8,792,952
Written options, at value	842,804	—	34,335	—
Payable for sale commitments outstanding, at value	39,333,654	—	—	—
Swap contracts, at value	1,416,010	—	—	—
Payable to affiliates
Accounting and legal services fees	8,865	4,006	3,234	8,268
Trustees’ fees	181	173	323	433
Other liabilities and accrued expenses	99,131	47,771	38,289	67,710
Total liabilities	169,139,784	4,503,413	1,943,503	13,889,307
Net assets	$477,515,108	$219,281,169	$200,961,925	$462,395,521

Net assets consist of
Paid-in capital	$503,104,967	$337,133,574	$129,699,160	$879,777,993
Undistributed net investment income (loss)	(900,999)	(4,662,858)	(454,186)	4,809,263
Accumulated undistributed net realized gain (loss) on investments	(2,254,343)	(145,742,258)	44,528,315	(307,322,346)
Net unrealized appreciation (depreciation) on investments	(22,434,517)	32,552,711	27,188,636	(114,869,389)
Net assets	$477,515,108	$219,281,169	$200,961,925	$462,395,521
Unaffiliated investments, including repurchase agreements, at cost	$499,283,603	$188,251,215	$174,721,775	$567,017,923
Affiliated investments, at cost	—	—	—	$8,790,612
Foreign currency, at cost	$2,548,283	$241,657	$820	$289,454
Proceeds received on sale commitments outstanding	$39,198,953	—		—
Premiums received on written options	$646,033	—	$68,912	—
Net unamortized upfront payment on swaps	($818,637)	—	—	$98,009
Securities loaned, unaffiliated investments, at value	—	—	—	$8,317,129

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$55,993,648	—	—	$304,187,202
Shares outstanding	4,602,362	—	—	42,596,813
Net asset value, offering price and redemption price per share	$12.17	—	—	$7.14

Class NAV
Net assets	$421,521,460	$219,281,169	$200,961,925	$158,208,319
Shares outstanding	34,686,667	24,722,912	38,803,957	22,385,039
Net asset value, offering price and redemption price per share	$12.15	$8.87	$5.18	$7.07

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 29, 2016 (unaudited)

Assets	International Growth Opportunities Fund	International Growth Stock Fund	International Small Cap Fund	International Value Fund
Unaffiliated investments, at value	$742,341,028	$722,020,089	$710,816,035	$1,500,745,480
Affiliated investments, at value	—	—	48,369,901	69,595,617
Total investments, at value	742,341,028	722,020,089	759,185,936	1,570,341,097
Cash	—	—	7,459,301	4,144,089
Foreign currency, at value	83,762	1,271,007	1,260,199	1,421,199
Receivable for investments sold	3,815,830	6,148,214	2,896,656	23,157,956
Receivable for fund shares sold	9,868	60	—	67,927
Dividends and interest receivable	931,946	1,557,911	1,133,363	2,742,610
Receivable for securities lending income	—	—	—	39,754
Other assets	5,420	5,184	5,270	10,186
Total assets	747,187,854	731,002,465	771,940,725	1,601,924,818

Liabilities
Foreign capital gains tax payable	—	—	—	21,218
Payable for investments purchased	1,622,737	3,059,568	2,231,903	28,517,997
Payable for fund shares repurchased	7,066,113	358,244	560,354	8,833,601
Payable upon return of securities loaned	—	—	48,376,450	69,591,386
Payable to affiliates
Accounting and legal services fees	13,581	13,084	13,089	26,990
Trustees’ fees	167	155	167	580
Other liabilities and accrued expenses	155,498	113,231	223,381	258,728
Total liabilities	8,858,096	3,544,282	51,405,344	107,250,500
Net assets	$738,329,758	$727,458,183	$720,535,381	$1,494,674,318

Net assets consist of
Paid-in capital	$759,065,609	$704,743,535	$743,427,652	$1,901,064,075
Undistributed net investment income	(1,081,193)	(1,885,956)	(1,393,060)	4,745,256
Accumulated undistributed net realized gain (loss) on investments	(27,198,589)	(25,499,856)	(29,884,870)	(163,587,515)
Net unrealized appreciation (depreciation) on investments	7,543,931	50,100,460	8,385,659	(247,547,498)
Net assets	$738,329,758	$727,458,183	$720,535,381	$1,494,674,318
Unaffiliated investments, including repurchase agreements, at cost	$734,776,806	$671,886,185	$702,419,396	$1,748,265,901
Affiliated investments, at cost	—	—	$48,367,956	$69,594,455
Foreign currency, at cost	$83,762	$1,303,388	$1,259,860	$1,416,095
Securities loaned, unaffiliated investments, at value	—	—	$46,154,144	$65,665,571

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$80,230,399	$169,404,347
Shares outstanding	—	—	4,941,916	13,549,881
Net asset value, offering price and redemption price per share	—	—	$16.23	$12.50

Class NAV
Net assets	$738,329,758	$727,458,183	$640,304,982	$1,325,269,971
Shares outstanding	68,458,192	62,833,290	39,454,619	106,306,416
Net asset value, offering price and redemption price per share	$10.79	$11.58	$16.23	$12.47

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 29, 2016 (unaudited)

Assets	Investment Quality Bond Fund	Lifestyle II Aggressive Portfolio	Lifestyle II Balanced Portfolio	Lifestyle II Conservative Portfolio
Unaffiliated investments, at value	$642,867,846	$22,656,754	$135,827,456	$44,385,019
Affiliated investments, at value	812,836	46,544,610	93,069,687	7,704,661
Repurchase agreements, at value	21,900,000	—	—	—
Total investments, at value	665,580,682	69,201,364	228,897,143	52,089,680
Cash	3,995	—	—	—
Foreign currency, at value	191,443	—	—	—
Cash held at broker for futures contracts	810,000	—	—	—
Receivable for investments sold	12,498,041	139,821	68,427	16,606
Receivable for delayed delivery securities sold	21,262,422	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	541,035	—	—	—
Receivable for fund shares sold	219,481	151,321	—	107,750
Dividends and interest receivable	3,220,561	32	131	277
Receivable for securities lending income	868	—	—	—
Swap contracts, at value	581,194	—	—	—
Receivable for futures variation margin	16,507	—	—	—
Receivable for exchange cleared swaps	425,724	—	—	—
Receivable due from advisor	—	357	—	398
Other assets	3,306	1,527	3,862	1,673
Total assets	705,355,259	69,494,422	228,969,563	52,216,384

Liabilities
Due to custodian	—	23,935	—	—
Payable for investments purchased	14,771,235	220,379	96,019	44,257
Payable for delayed delivery securities purchased	129,325,902	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	444,666	—	—	—
Payable for fund shares repurchased	—	—	353,348	—
Payable upon return of securities loaned	812,891	—	—	—
Payable for collateral held by the fund	290,000	—	—	—
Swap contracts, at value	816,809	—	—	—
Payable to affiliates
Accounting and legal services fees	10,144	1,199	4,109	805
Trustees’ fees	48	—	—	—
Investment management fees	—	—	47	—
Other liabilities and accrued expenses	84,169	12,487	1	16,310
Total liabilities	146,555,864	258,000	453,524	61,372
Net assets	$558,799,395	$69,236,422	$228,516,039	$52,155,012

Net assets consist of
Paid-in capital	$569,427,027	$76,340,051	$243,241,397	$53,463,016
Undistributed net investment income (loss)	1,653,312	(35,774)	155,150	67,010
Accumulated undistributed net realized gain (loss) on investments	(3,932,574)	1,588,305	2,301,674	74,573
Net unrealized appreciation (depreciation) on investments	(8,348,370)	(8,656,160)	(17,182,182)	(1,449,587)
Net assets	$558,799,395	$69,236,422	$228,516,039	$52,155,012
Unaffiliated investments, including repurchase agreements, at cost	$672,235,964	$24,425,666	$140,306,000	$45,061,448
Affiliated investments, at cost	$812,823	$53,431,858	$105,773,325	$8,477,819
Foreign currency, at cost	$195,241	—	—	—
Net unamortized upfront payment on swaps	$581,194	—	—	—
Securities loaned, unaffiliated investments, at value	$798,916	—	—	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value except for the Lifestyle II funds with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	—	$136,928	$129,983	$321,201
Shares outstanding	—	14,312	13,324	32,270
Net asset value, offering price and redemption price per share	—	$9.57	$9.76	$9.95

Class 1
Net assets	$70,955,715	$69,099,494	$228,386,056	$51,833,811
Shares outstanding	5,872,795	7,222,767	23,414,440	5,208,731
Net asset value, offering price and redemption price per share	$12.08	$9.57	$9.75	$9.95

Class NAV
Net assets	$487,843,680	—	—	—
Shares outstanding	40,437,083	—	—	—
Net asset value, offering price and redemption price per share	$12.06	—	—	—

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 29, 2016 (unaudited)

Assets	Lifestyle II Growth Portfolio	Lifestyle II Moderate Portfolio	Mid Cap Stock Fund	Mid Value Fund
Unaffiliated investments, at value	$80,670,622	$44,090,008	$1,302,380,909	$888,429,780
Affiliated investments, at value	92,006,755	16,360,751	102,938,079	19,615,884
Repurchase agreements, at value	—	—	51,100,000	—
Total investments, at value	172,677,377	60,450,759	1,456,418,988	908,045,664
Cash	—	—	52,118	—
Foreign currency, at value	—	—	27	—
Receivable for investments sold	274,871	—	36,088,215	13,237,781
Receivable for fund shares sold	378,287	435	—	—
Dividends and interest receivable	175	42	548,966	2,353,672
Receivable for securities lending income	—	—	154,673	11,444
Receivable due from advisor	110	389	—	—
Other assets	2,489	1,778	8,902	5,426
Total assets	173,333,309	60,453,403	1,493,271,889	923,653,987

Liabilities
Payable for investments purchased	1,891,491	439,605	12,645,841	7,824,077
Payable for fund shares repurchased	—	470,057	1,068,866	10,732,612
Payable upon return of securities loaned	—	—	102,949,677	19,629,067
Payable to affiliates
Accounting and legal services fees	2,935	1,057	24,896	15,946
Trustees’ fees	—	—	331	226
Other liabilities and accrued expenses	5,995	12,948	104,210	71,052
Total liabilities	1,900,421	923,667	116,793,821	38,272,980
Net assets	$171,432,888	$59,529,736	$1,376,478,068	$885,381,007

Net assets consist of
Paid-in capital	$185,672,184	$62,831,756	$1,419,996,756	$824,405,480
Undistributed net investment income (loss)	12,148	73,543	(2,163,055)	(1,160,332)
Accumulated undistributed net realized gain (loss) on investments	2,804,979	472,673	(60,329,191)	(6,305,267)
Net unrealized appreciation (depreciation) on investments	(17,056,423)	(3,848,236)	18,973,558	68,441,126
Net assets	$171,432,888	$59,529,736	$1,376,478,068	$885,381,007
Investments in unaffiliated investments, at cost	$84,580,574	$45,509,930	$1,334,511,332	$819,987,929
Investments in affiliated investments, at cost	$105,153,226	$18,789,065	$102,934,098	$19,615,322
Foreign currency, at cost	—	—	$27	—
Securities loaned, unaffiliated investments, at value	—	—	$100,590,557	$18,868,389

Net asset value per share
The funds have an unlimited number of shares authorized with no par value except for the Lifestyle II funds with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	$907,779	$500,724	—	—
Shares outstanding	93,284	51,019	—	—
Net asset value, offering price and redemption price per share	$9.73	$9.81	—	—

Class 1
Net assets	$170,525,109	$59,029,012	$309,742,405	—
Shares outstanding	17,537,370	6,016,418	19,325,902	—
Net asset value, offering price and redemption price per share	$9.72	$9.81	$16.03	—

Class NAV
Net assets	—	—	$1,066,735,663	$885,381,007
Shares outstanding	—	—	66,058,222	66,220,862
Net asset value, offering price and redemption price per share	—	—	$16.15	$13.37

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 29, 2016 (unaudited)

Assets	Real Estate Equity Fund	Real Estate Securities Fund	Real Return Bond Fund	Science & Technology Fund
Unaffiliated investments, at value	$218,724,616	$535,867,477	$885,026,394	$704,614,100
Affiliated investments, at value	—	13,188,677	—	34,203,452
Repurchase agreements, at value	—	11,382,000	—	29,333,000
Total investments, at value	218,724,616	560,438,154	885,026,394	768,150,552
Cash	—	122	517,144	131
Foreign currency, at value	—	—	1,437,548	2,030,632
Cash held at broker for futures contracts	—	—	925,000	—
Receivable for investments sold	—	6,974,659	2,085,662	3,867,263
Receivable for delayed delivery securities sold	—	—	2,050,078	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	4,301,216	—
Dividends and interest receivable	175,246	1,582,548	2,313,427	932,668
Receivable for securities lending income	—	1,854	—	41,968
Swap contracts, at value	—	—	2,171,293	—
Receivable for exchange cleared swaps	—	—	2,665,380	—
Other assets	1,366	3,336	4,315	4,372
Total assets	218,901,228	569,000,673	903,497,457	775,027,586

Liabilities
Payable for collateral held by fund	—	—	4,050,000	—
Payable for investments purchased	203,320	7,989,928	1,419,071	11,471,749
Payable for delayed delivery securities purchased	—	—	17,387,109	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	1,886,077	—
Payable for open reverse repurchase agreement	—	—	206,523,317	—
Payable for fund shares repurchased	1,426,878	1,479,573	242,971	28,064
Payable upon return of securities loaned	—	13,188,500	—	34,209,970
Written options, at value	—	—	2,066,386	—
Swap contracts, at value	—	—	4,859,180	—
Payable for futures variation margin	—	—	25,904	—
Payable to affiliates
Accounting and legal services fees	3,926	9,997	13,159	12,898
Trustees’ fees	52	78	12	299
Other liabilities and accrued expenses	35,681	52,838	95,101	63,442
Total liabilities	1,669,857	22,720,914	238,568,287	45,786,422
Net assets	$217,231,371	$546,279,759	$664,929,170	$729,241,164

Net assets consist of
Paid-in capital	$124,216,661	$477,681,590	$721,566,628	$731,516,810
Undistributed net investment income (loss)	530,391	3,643,822	(2,991,742)	(447,394)
Accumulated undistributed net realized gain (loss) on investments	(24,868,596)	(18,523,762)	(33,460,776)	1,535,043
Net unrealized appreciation (depreciation) on investments	117,352,915	83,478,109	(20,184,940)	(3,363,295)
Net assets	$217,231,371	$546,279,759	$664,929,170	$729,241,164
Unaffiliated investments, including repurchase agreements, at cost	$101,371,701	$463,771,488	$898,152,634	$737,176,248
Affiliated investments, at cost	—	$13,188,557	—	$34,201,844
Foreign currency, at cost	—	—	$1,285,188	$2,155,207
Premiums received on written options	—	—	$2,342,870	—
Net unamortized upfront payment on swaps	—	—	($256,033)	—
Securities loaned, unaffiliated investments, at value	—	$12,940,962	—	$33,608,673

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$546,279,759	$80,829,934	—
Shares outstanding	—	42,410,631	7,349,799	—
Net asset value, offering price and redemption price per share	—	$12.88	$11.00	—

Class NAV
Net assets	$217,231,371	—	$584,099,236	$729,241,164
Shares outstanding	20,437,611	—	53,765,170	74,677,575
Net asset value, offering price and redemption price per share	$10.63	—	$10.86	$9.77

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 29, 2016 (unaudited)

Assets	Short Term Government Income Fund	Small Cap Growth Fund	Small Company Growth Fund	Small Company Value Fund
Unaffiliated investments, at value	$217,417,643	$179,758,022	$166,915,555	$250,570,074
Affiliated investments, at value	—	12,631,898	1,362,567	10,340,113
Repurchase agreements, at value	1,642,000	9,600,000	—	—
Total investments, at value	219,059,643	201,989,920	168,278,122	260,910,187
Cash	814,684	99,131	—	—
Receivable for investments sold	—	3,290,859	87,656	2,026,886
Dividends and interest receivable	1,327,136	64,691	81,305	193,002
Receivable for securities lending income	—	10,911	2,759	6,409
Other assets	1,350	1,162	1,027	1,490
Total assets	221,202,813	205,456,674	168,450,869	263,137,974

Liabilities
Payable for investments purchased	—	4,620,408	513,165	365,913
Payable for fund shares repurchased	13,564	91,033	54,036	2,691,699
Payable upon return of securities loaned	—	12,635,898	1,365,310	10,338,250
Payable to affiliates
Accounting and legal services fees	4,117	3,338	2,928	4,352
Trustees’ fees	50	67	46	138
Other liabilities and accrued expenses	46,402	35,120	29,440	33,809
Total liabilities	64,133	17,385,864	1,964,925	13,434,161
Net assets	$221,138,680	$188,070,810	$166,485,944	$249,703,813

Net assets consist of
Paid-in capital	$229,881,014	$215,077,410	$142,030,652	$189,708,833
Undistributed net investment income (loss)	(436,395)	(1,143,486)	474,404	316,112
Accumulated undistributed net realized gain (loss) on investments	(9,398,421)	(20,868,147)	2,792,984	(2,378,113)
Net unrealized appreciation (depreciation) on investments	1,092,482	(4,994,967)	21,187,904	62,056,981
Net assets	$221,138,680	$188,070,810	$166,485,944	$249,703,813
Unaffiliated investments, including repurchase agreements, at cost	$217,967,161	$194,353,313	$145,727,713	$188,513,414
Affiliated investments, at cost	—	$12,631,264	$1,362,505	$10,339,792
Securities loaned, unaffiliated investments, at value	—	$12,317,367	$1,329,983	$10,144,718

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	—	$71,897,780
Shares outstanding	—	—	—	3,060,072
Net asset value, offering price and redemption price per share	—	—	—	$23.50

Class NAV
Net assets	$221,138,680	$188,070,810	$166,485,944	$177,806,033
Shares outstanding	22,891,910	27,864,846	10,675,629	7,576,340
Net asset value, offering price and redemption price per share	$9.66	$6.75	$15.59	$23.47

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 29, 2016 (unaudited)

Assets	Strategic Equity Allocation Fund	Total Return Fund	U.S. High Yield Bond Fund	Value Fund
Unaffiliated investments, at value	$5,818,271,227	$2,278,239,793	$280,680,175	$334,938,574
Affiliated investments, at value	95,618,262	—	5,524,532	—
Repurchase agreements, at value	384,720,000	625,000	—	—
Total investments, at value	6,298,609,489	2,278,864,793	286,204,707	334,938,574
Cash	28,767	3,847,576	—	—
Foreign currency, at value	9,196,819	19,422,209	—	375,184
Cash held at broker for futures contracts	28,699,933	2,363,000	—	—
Cash segregated at custodian for derivatives	670,000	—	—	—
Receivable for investments sold	48,823,667	8,734,459	651,139	1,097,346
Receivable for delayed delivery securities sold	—	5,281,641	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	25,319,958	—	—
Receivable for fund shares sold	10,815,256	—	—	—
Dividends and interest receivable	14,091,495	12,203,615	5,645,570	310,162
Receivable for securities lending income	139,696	—	7,496	—
Swap contracts, at value	—	229,919	—	—
Receivable for exchange cleared swaps	—	17,947,098	—	—
Other assets	37,860	10,249	1,707	2,054
Total assets	6,411,112,982	2,374,224,517	292,510,619	336,723,320

Liabilities
Payable for collateral held by fund	—	20,001,000	—	—
Payable for investments purchased	151,246,689	11,573,899	1,755,345	1,542,293
Payable for delayed delivery securities purchased	—	479,723,850	—	—
Unrealized depreciation on forward foreign currency exchange contracts	620,573	12,797,048	—	—
Payable for open reverse repurchase agreement	—	37,205,154	—	—
Payable for fund shares repurchased	—	279,906	184,161	152,723
Payable upon return of securities loaned	95,655,555	—	5,525,546	—
Written options, at value	—	2,770,473	—	—
Swap contracts, at value	—	4,453,904	—	—
Payable for futures variation margin	1,554,969	10,463,090	—	—
Payable to affiliates
Accounting and legal services fees	108,757	32,857	5,139	5,883
Trustees’ fees	200	983	216	97
Other liabilities and accrued expenses	526,955	264,894	46,408	35,331
Total liabilities	249,713,698	579,567,058	7,516,815	1,736,327
Net assets	$6,161,399,284	$1,794,657,459	$284,993,804	$334,986,993

Net assets consist of
Paid-in capital	$5,842,931,154	$1,872,224,853	$335,978,920	$343,052,566
Undistributed net investment income (loss)	16,551,794	(16,495,702)	2,621,588	(131,758)
Accumulated undistributed net realized gain (loss) on investments	(48,826,618)	(5,068,819)	(7,323,581)	(4,188,263)
Net unrealized appreciation (depreciation) on investments	350,742,954	(56,002,873)	(46,283,123)	(3,745,552)
Net assets	$6,161,399,284	$1,794,657,459	$284,993,804	$334,986,993
Unaffiliated investments, including repurchase agreements, at cost	$5,844,987,763	$2,291,232,466	$326,963,435	$338,646,439
Affiliated investments, at cost	$95,614,489	—	$5,524,395	—
Foreign currency, at cost	$9,235,273	$17,707,873	—	$412,871
Premiums received on written options	—	$5,769,244	—	—
Net unamortized upfront payment on swaps	—	($1,900,708)	—	—
Securities loaned, unaffiliated investments, at value	$92,395,213	—	$5,333,384	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$72,002,783	—
Shares outstanding	—	—	7,176,535	—
Net asset value, offering price and redemption price per share	—	—	$10.03	—

Class NAV
Net assets	$6,161,399,284	$1,794,657,459	$212,991,021	$334,986,993
Shares outstanding	533,828,635	135,187,940	21,247,597	36,727,959
Net asset value, offering price and redemption price per share	$11.54	$13.28	$10.02	$9.12

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2016 (unaudited)

Investment income	Active Bond Fund	All Cap Core Fund	Alpha Opportunities Fund	Asia Pacific Total Return Bond Fund
Dividends	$326,795	$6,067,343	$10,858,335	—
Interest	33,678,830	8,660	74,756	$9,044,035
Securities lending	11,392	201,040	808,373	—
Less foreign taxes withheld	—	(9,295)	(138,713)	(239,835)
Total investment income	34,017,017	6,267,748	11,602,751	8,804,200

Expenses
Investment management fees	5,353,246	2,512,253	7,550,422	1,492,661
Class 1 distribution and service fees	65,597	—	—	—
Accounting and legal services fees	110,623	39,829	97,219	25,841
Professional fees	51,042	27,745	46,959	91,411
Printing and postage	137	58	137	7
Custodian fees	128,426	38,954	117,782	46,367
Trustees’ fees	15,238	6,274	14,359	3,640
Registration and filing fees	11,228	3,312	3,405	5,134
Other	13,561	8,947	13,022	18,495
Total expenses before reductions	5,749,098	2,637,372	7,843,305	1,683,556
Less expense reductions	(65,151)	(23,686)	(294,802)	(15,250)
Net expenses	5,683,947	2,613,686	7,548,503	1,668,306
Net investment income (loss)	28,333,070	3,654,062	4,054,248	7,135,894

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(41,332)	(27,996,967)	(105,686,944)	(3,559,657)
Affiliated investments	52	(646)	(1,856)	—
Futures contracts	27,930	(2,495)	—	(70,247)
	(13,350)	(28,000,108)	(105,688,800)	(3,629,904)

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(17,934,686)	546,112	3,587,841	9,962,990
Affiliated investments	154	660	2,263	—
Futures contracts	—	483,647	—	21,861
	(17,934,532)	1,030,419	3,590,104	9,984,851
Net realized and unrealized gain (loss)	(17,947,882)	(26,969,689)	(102,098,696)	6,354,947
Increase (decrease) in net assets from operations	$10,385,188	($23,315,627)	($98,044,448)	$13,490,841

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2016 (unaudited)

Investment income	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund	Fundamental Global Franchise Fund
Dividends	$7,445,697	$11,481,510	—	$2,873,157
Interest	1,606	10,494,448	$13,831,647	5,297
Securities lending	154,451	12,252	269	—
Less foreign taxes withheld	(59,398)	(56,020)	—	(30,625)
Total investment income	7,542,356	21,932,190	13,831,916	2,847,829

Expenses
Investment management fees	7,214,502	7,973,111	3,485,086	1,808,343
Class 1 distribution and service fees	148,363	—	44,668	—
Class A distribution and service fees	—	—	—	195
Accounting and legal services fees	126,560	121,069	73,609	27,883
Transfer agent fees	—	—	—	678
Professional fees	43,732	51,272	44,674	28,674
Printing and postage	173	160	66	24
Custodian fees	134,092	138,485	72,915	40,700
Trustees’ fees	18,719	17,773	9,983	3,918
Registration and filing fees	4,191	9,371	35,217	5,948
Other	17,674	14,392	6,536	9,489
Total expenses before reductions	7,708,006	8,325,633	3,772,754	1,925,852
Less expense reductions	(75,210)	(393,595)	(43,460)	(16,524)
Net expenses	7,632,796	7,932,038	3,729,294	1,909,328
Net investment income (loss)	(90,440)	14,000,152	10,102,622	938,501

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	79,601,877	51,888,174	3,163,163	30,500,822
Affiliated investments	(607)	(89)	—	—
Written options	—	(224,994)	—	—
	79,601,270	51,663,091	3,163,163	30,500,822

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(198,320,686)	(64,223,620)	9,685,748	(10,471,355)
Affiliated investments	2,349	—	—	—
Written options	—	4,463,639	—	—
	(198,318,337)	(59,759,981)	9,685,748	(10,471,355)
Net realized and unrealized gain (loss)	(118,717,067)	(8,096,890)	12,848,911	20,029,467
Increase (decrease) in net assets from operations	($118,807,507)	$5,903,262	$22,951,533	$20,967,968

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2016 (unaudited)

Investment income	Global Bond Fund	Global Real Estate Fund	Health Sciences Fund	High Yield Fund
Dividends	$2,188	$4,395,484	$1,059,883	$599,884
Interest	5,443,856	1,996	12,884	19,808,207
Securities lending	—	2,905	—	56,721
Less foreign taxes withheld	—	(99,245)	(9,886)	—
Total investment income	5,446,044	4,301,140	1,062,881	20,464,812

Expenses
Investment management fees	1,743,703	1,079,206	1,524,757	1,785,546
Class 1 distribution and service fees	13,885	—	—	86,153
Accounting and legal services fees	30,827	14,924	18,143	32,226
Professional fees	52,676	31,162	29,413	45,594
Printing and postage	42	24	36	51
Custodian fees	73,961	38,803	19,559	39,823
Trustees’ fees	4,502	2,534	3,921	5,457
Registration and filing fees	4,262	3,833	3,367	4,290
Interest expense	41	—	—	—
Other	9,778	8,091	5,523	10,596
Total expenses before reductions	1,933,677	1,178,577	1,604,719	2,009,736
Less expense reductions	(18,185)	(8,763)	(88,766)	(19,132)
Net expenses	1,915,492	1,169,814	1,515,953	1,990,604
Net investment income (loss)	3,530,552	3,131,326	(453,072)	18,474,208

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,713,389)	2,947,895	53,327,363	(35,613,208)
Affiliated investments	—	33	—	381
Futures contracts	5,030,038	—	—	1,765,131
Written options	1,366,871	—	165,418	—
Swap contracts	(2,174,551)	—	—	(216,113)
	1,508,969	2,947,928	53,492,781	(34,063,809)

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	12,353,208	2,914,416	(91,334,045)	(40,579,023)
Affiliated investments	—	(2)	—	(133)
Futures contracts	3,164,947	—	—	(2,616)
Written options	(630,556)	—	(60,139)	—
Swap contracts	(7,643,799)	—	—	(97,757)
	7,243,800	2,914,414	(91,394,184)	(40,679,529)
Net realized and unrealized gain (loss)	8,752,769	5,862,342	(37,901,403)	(74,743,338)
Increase (decrease) in net assets from operations	$12,283,321	$8,993,668	($38,354,475)	($56,269,130)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2016 (unaudited)

Investment income	International Growth Opportunities Fund	International Growth Stock Fund	International Small Cap Fund	International Value Fund
Dividends	$2,853,254	$6,198,233	$5,723,566	$15,066,511
Interest	9,163	15,855	13,414	13,727
Securities lending	—	—	373,790	579,509
Less foreign taxes withheld	(357,658)	(376,961)	(553,112)	(1,037,137)
Total investment income	2,504,759	5,837,127	5,557,658	14,622,610

Expenses
Investment management fees	3,365,439	3,007,580	3,615,135	6,646,437
Class 1 distribution and service fees	—	—	22,424	47,349
Accounting and legal services fees	50,788	46,633	47,365	102,198
Professional fees	41,327	30,925	33,074	44,664
Printing and postage	64	53	53	142
Custodian fees	126,236	95,350	218,993	230,152
Trustees’ fees	7,689	6,747	6,628	15,731
Registration and filing fees	9,311	10,753	11,120	9,096
Other	14,548	13,685	14,620	27,458
Total expenses before reductions	3,615,402	3,211,726	3,969,412	7,123,227
Less expense reductions	(30,290)	(27,738)	(28,101)	(60,793)
Net expenses	3,585,112	3,183,988	3,941,311	7,062,434
Net investment income (loss)	(1,080,353)	2,653,139	1,616,347	7,560,176

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(20,094,514)	(21,426,962)	(6,928,533)	(65,086,491)
Affiliated investments	—	—	(448)	(1,781)
	(20,094,514)	(21,426,962)	(6,928,981)	(65,088,272)

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(50,351,398)	(3,973,170)	(66,726,146)	(155,047,468)[1]
Affiliated investments	—	—	1,630	952
	(50,351,398)	(3,973,170)	(66,724,516)	(155,046,516)
Net realized and unrealized gain (loss)	(70,445,912)	(25,400,132)	(73,653,497)	(220,134,788)
Increase (decrease) in net assets from operations	($71,526,265)	($22,746,993)	($72,037,150)	($212,574,612)

1	Net of $21,218 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2016 (unaudited)

Investment income	Investment Quality Bond Fund	Lifestyle II Aggressive Portfolio	Lifestyle II Balanced Portfolio	Lifestyle II Conservative Portfolio
Dividends	—	$266,850	$2,046,584	$546,571
Interest	$7,961,529	53	283	305
Income distributions received from affiliated funds	—	722,495	1,476,527	96,588
Securities lending	4,632	—	—	—
Less foreign taxes withheld	3,557	—	—	—
Total investment income	7,969,718	989,398	3,523,394	643,464

Expenses
Investment management fees	1,623,942	56,981	312,449	81,875
Class 1 distribution and service fees	17,071	14,948	51,185	9,541
Transfer agent fees	—	18	11	26
Accounting and legal services fees	34,641	3,726	12,784	2,404
State registration fees	—	1,256	1,333	1,333
Professional fees	46,926	17,374	18,219	17,183
Printing and postage	44	4	7	4
Custodian fees	43,857	5,818	5,818	5,818
Trustees’ fees	4,781	325	974	191
Registration and filing fees	10,865	6,630	10,674	5,951
Other	6,312	1,672	2,150	1,640
Total expenses before reductions	1,788,439	108,752	415,604	125,966
Less expense reductions	(20,448)	(21,800)	(402)	(24,903)
Net expenses	1,767,991	86,952	415,202	101,063
Net investment income (loss)	6,201,727	902,446	3,108,192	542,401

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	938,467 [1]	(133,828)	(977,385)	(93,828)
Affiliated investments	(64)	(77,942)	(331,038)	(51,212)
Capital gain distributions received from unaffiliated funds	—	—	29,894	13,284
Capital gain distributions received from affiliated funds	—	1,889,894	3,862,283	252,653
Futures contracts	29,459	—	—	—
Written options	4,759	—	—	—
Swap contracts	(1,265,620)	—	—	—
	(292,999)	1,678,124	2,583,754	120,897

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(767,227)	(856,484)	(1,838,754)	(124,161)
Affiliated investments	17	(4,875,368)	(9,314,598)	(559,241)
Futures contracts	(205,018)	—	—	—
Swap contracts	219,437	—	—	—
	(752,791)	(5,731,852)	(11,153,352)	(683,402)
Net realized and unrealized gain (loss)	(1,045,790)	(4,053,728)	(8,569,598)	(562,505)
Increase (decrease) in net assets from operations	$5,155,937	($3,151,282)	($5,461,406)	($20,104)

1	Net of foreign taxes of $8,637.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2016 (unaudited)

Investment income	Lifestyle II Growth Portfolio	Lifestyle II Moderate Portfolio	Mid Cap Stock Fund	Mid Value Fund
Dividends	$1,052,945	$672,979	$3,316,727	$10,930,617
Interest	238	62	61,613	70,611
Income distributions received from affiliated funds	1,400,167	250,730	—	—
Securities lending	—	—	989,722	43,268
Less foreign taxes withheld	—	—	(9,419)	(74,212)
Total investment income	2,453,350	923,771	4,358,643	10,970,284

Expenses
Investment management fees	182,009	97,786	6,217,568	4,421,249
Class 1 distribution and service fees	36,785	13,123	85,921	—
Transfer agent fees	81	43	—	—
Accounting and legal services fees	9,217	3,308	92,129	57,245
State registration fees	1,333	1,333	—	—
Professional fees	18,000	17,341	41,207	32,875
Printing and postage	5	4	124	78
Custodian fees	5,818	5,818	103,238	59,094
Trustees’ fees	788	296	13,757	8,460
Registration and filing fees	9,677	6,627	4,439	5,409
Other	1,812	1,661	17,931	8,424
Total expenses before reductions	265,525	147,340	6,576,314	4,592,834
Less expense reductions	(9,563)	(23,135)	(54,616)	(245,086)
Net expenses	255,962	124,205	6,521,698	4,347,748
Net investment income (loss)	2,197,388	799,566	(2,163,055)	6,622,536

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(262,771)	(125,468)	(52,664,224)	15,764,145
Affiliated investments	(415,013)	(4,752)	(2,970)	(801)
Capital gain distributions received from unaffiliated funds	9,490	12,929	—	—
Capital gain distributions received from affiliated funds	3,662,542	655,857	—	—
	2,994,248	538,566	(52,667,194)	15,763,344

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,683,233)	(501,143)	(138,137,830)	(51,151,874)
Affiliated investments	(9,008,752)	(1,659,993)	3,219	489
	(10,691,985)	(2,161,136)	(138,134,611)	(51,151,385)
Net realized and unrealized gain (loss)	(7,697,737)	(1,622,570)	(190,801,805)	(35,388,041)
Increase (decrease) in net assets from operations	($5,500,349)	($823,004)	($192,964,860)	($28,765,505)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2016 (unaudited)

Investment income	Real Estate Equity Fund	Real Estate Securities Fund	Real Return Bond Fund	Science & Technology Fund
Dividends	$4,139,017	$13,424,869	$282	$3,403,875
Interest	50,600	698	3,503,721	9,159
Inflation-indexed bonds deflationary adjustments	—	—	(3,536,626)	—
Securities lending	—	1,854	—	251,983
Less foreign taxes withheld	—	—	(2,865)	(74,864)
Total investment income	4,189,617	13,427,421	(35,488)	3,590,153

Expenses
Investment management fees	1,005,280	1,904,630	2,138,571	4,049,770
Class 1 distribution and service fees	—	136,045	20,610	—
Accounting and legal services fees	14,151	33,580	38,528	48,866
Professional fees	25,519	28,846	51,006	30,151
Printing and postage	18	46	42	75
Custodian fees	14,926	33,022	53,014	62,135
Trustees’ fees	2,021	4,513	4,792	7,968
Registration and filing fees	3,356	4,634	6,534	3,380
Interest expense	—	—	56,617	—
Other	4,246	7,495	10,500	9,054
Total expenses before reductions	1,069,517	2,152,811	2,380,214	4,211,399
Less expense reductions	(52,688)	(19,861)	(22,234)	(173,852)
Net expenses	1,016,829	2,132,950	2,357,980	4,037,547
Net investment income (loss)	3,172,788	11,294,471	(2,393,468)	(447,394)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	8,463,200	(7,211,394)	(7,458,467)	17,824,706
Affiliated investments	—	114	—	125
Futures contracts	—	—	(3,008,486)	—
Written options	—	—	275,151	—
Swap contracts	—	—	(3,711,393)	—
	8,463,200	(7,211,280)	(13,903,195)	17,824,831

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,293,083	39,469,780	21,181,767	(23,962,420)
Affiliated investments	—	120	—	1,357
Futures contracts	—	—	460,382	—
Written options	—	—	(195,990)	—
Swap contracts	—	—	(4,573,819)	—
	2,293,083	39,469,900	16,872,340	(23,961,063)
Net realized and unrealized gain (loss)	10,756,283	32,258,620	2,969,145	(6,136,232)
Increase (decrease) in net assets from operations	$13,929,071	$43,553,091	$575,677	($6,583,626)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2016 (unaudited)

Investment income	Short Term Government Income Fund	Small Cap Growth Fund	Small Company Growth Fund	Small Company Value Fund
Dividends	—	$538,542	$1,352,230	$2,676,124
Interest	$1,534,479	9,940	8,118	4,431
Securities lending	—	116,031	47,820	34,444
Less foreign taxes withheld	—	—	—	(2,862)
Total investment income	1,534,479	664,513	1,408,168	2,712,137

Expenses
Investment management fees	621,720	1,045,558	887,430	1,397,402
Class 1 distribution and service fees	—	—	—	19,472
Accounting and legal services fees	13,791	12,306	10,910	16,378
Professional fees	36,521	26,416	21,755	22,843
Printing and postage	18	18	15	25
Custodian fees	14,006	12,825	11,073	16,397
Trustees’ fees	1,907	1,914	1,640	2,530
Registration and filing fees	3,988	3,356	3,294	3,886
Other	3,329	4,480	4,138	4,964
Total expenses before reductions	695,280	1,106,873	940,255	1,483,897
Less expense reductions	(8,117)	(7,289)	(6,491)	(81,918)
Net expenses	687,163	1,099,584	933,764	1,401,979
Net investment income (loss)	847,316	(435,071)	474,404	1,310,158

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	162,094	(19,801,634)	3,344,875	16,575,713
Affiliated investments	—	(189)	(19)	(351)
	162,094	(19,801,823)	3,344,856	16,575,362

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	446,569	(26,458,253)	(27,486,606)	(29,867,576)
Affiliated investments	—	530	46	331
	446,569	(26,457,723)	(27,486,560)	(29,867,245)
Net realized and unrealized gain (loss)	608,663	(46,259,546)	(24,141,704)	(13,291,883)
Increase (decrease) in net assets from operations	$1,455,979	($46,694,617)	($23,667,300)	($11,981,725)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2016 (unaudited)

Investment income	Strategic Equity Allocation Fund	Total Return Fund	U.S. High Yield Bond Fund	Value Fund
Dividends	$64,467,892	$1,210,929	$58,992	$2,604,506
Interest	18,478	21,913,898	11,029,257	11,336
Securities lending	935,689	—	36,144	—
Less foreign taxes withheld	(1,775,579)	—	—	—
Total investment income	63,646,480	23,124,827	11,124,393	2,615,842

Expenses
Investment management fees	19,694,535	6,231,774	1,136,678	1,235,214
Class 1 distribution and service fees	—	14,980	19,561	—
Accounting and legal services fees	383,201	114,976	19,021	21,780
Professional fees	99,295	72,079	31,512	23,874
Printing and postage	459	157	29	31
Custodian fees	637,345	147,974	22,982	22,190
Trustees’ fees	53,228	18,183	3,097	3,317
Registration and filing fees	32,047	4,379	3,829	3,301
Interest expense	—	11,631	—	—
Other	40,811	39,619	4,755	4,412
Total expenses before reductions	20,940,921	6,655,752	1,241,464	1,314,119
Less expense reductions	(4,317,205)	(251,280)	(11,235)	(12,967)
Net expenses	16,623,716	6,404,472	1,230,229	1,301,152
Net investment income (loss)	47,022,764	16,720,355	9,894,164	1,314,690

Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	94,412,056	641,261	(4,689,214)	(2,032,059)
Affiliated investments	(3,836)	—	(110)	—
Futures contracts	(28,984,582)	4,327,253	—	—
Written options	—	6,272,269	—	—
Swap contracts	—	(7,291,269)	—	—
	65,423,638	3,949,514	(4,689,324)	(2,032,059)

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(434,567,980)	25,073,591	(27,228,109)	(53,647,585)
Affiliated investments	3,472	—	108	—
Futures contracts	15,275,045	(6,681,865)	—	—
Written options	—	1,263,401	—	—
Swap contracts	—	(33,760,153)	—	—
	(419,289,463)	(14,105,026)	(27,228,001)	(53,647,585)
Net realized and unrealized gain (loss)	(353,865,825)	(10,155,512)	(31,917,325)	(55,679,644)
Increase (decrease) in net assets from operations	($306,843,061)	$6,564,843	($22,023,161)	($54,364,954)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	Active Bond Fund		All Cap Core Fund		Alpha Opportunities Fund
Increase (decrease) in net assets	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15
From operations
Net investment income (loss)	$28,333,070	$60,618,829	$3,654,062	$7,202,030	$4,054,248	$9,720,337
Net realized gain (loss)	(13,350)	5,472,298	(28,000,108)	78,761,273	(105,688,800)	197,987,859
Change in net unrealized appreciation (depreciation)	(17,934,532)	(52,655,847)	1,030,419	(63,503,227)	3,590,104	(212,688,180)
Increase (decrease) in net assets resulting from operations	10,385,188	13,435,280	(23,315,627)	22,460,076	(98,044,448)	(4,979,984)
Distributions to shareholders
From net investment income
Class 1	(5,036,223)	(5,818,864)	—	—	—	—
Class NAV	(30,485,050)	(60,623,202)	(7,452,439)	(5,174,242)	(10,733,457)	(7,901,121)
From net realized gain
Class 1	(326,755)	(621,590)	—	—	—	—
Class NAV	(1,866,920)	(6,790,666)	(77,825,265)	(53,298,421)	(194,568,158)	(214,870,802)
Total distributions	(37,714,948)	(73,854,322)	(85,277,704)	(58,472,663)	(205,301,615)	(222,771,923)
From fund share transactions	95,281,408	154,898,272	15,655,409	(35,392,872)	123,696,011	(29,887,041)
Total increase (decrease)	67,951,648	94,479,230	(92,937,922)	(71,405,459)	(179,650,052)	(257,638,948)
Net assets
Beginning of period	1,807,649,338	1,713,170,108	689,324,645	760,730,104	1,628,635,859	1,886,274,807
End of period	$1,875,600,986	$1,807,649,338	$596,386,723	$689,324,645	$1,448,985,807	$1,628,635,859

Undistributed net investment income (loss)	$7,540,004	$14,728,207	$1,084,347	$4,882,724	$823,987	$7,503,196

	Asia Pacific Total Return Bond Fund		Capital Appreciation Fund		Capital Appreciation Value Fund
Increase (decrease) in net assets	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15
From operations
Net investment income (loss)	$7,135,894	$14,008,780	($90,440)	$1,074,009	$14,000,152	$28,027,959
Net realized gain (loss)	(3,629,904)	(2,314,969)	79,601,270	239,486,387	51,663,091	237,461,571
Change in net unrealized appreciation (depreciation)	9,984,851	(32,659,098)	(198,318,337)	(73,789,276)	(59,759,981)	(139,804,055)
Increase (decrease) in net assets resulting from operations	13,490,841	(20,965,287)	(118,807,507)	166,771,120	5,903,262	125,685,475
Distributions to shareholders
From net investment income
Class 1	—	—	(93,612)	—	—	—
Class NAV	(12,135,441)	(11,460,097)	(950,595)	—	(29,939,546)	(26,397,373)
From net realized gain
Class 1	—	—	(77,629,558)	(43,556,466)	—	—
Class NAV	—	—	(185,021,813)	(131,725,410)	(202,982,823)	(223,603,907)
Total distributions	(12,135,441)	(11,460,097)	(263,695,578)	(175,281,876)	(232,922,369)	(250,001,280)
From fund share transactions	(26,106,062)	11,487,186	173,111,159	(253,813,156)	152,743,496	137,545,169
Total increase (decrease)	(24,750,662)	(20,938,198)	(209,391,926)	(262,323,912)	(74,275,611)	13,229,364
Net assets
Beginning of period	422,083,528	443,021,726	2,106,839,028	2,369,162,940	2,000,498,588	1,987,269,224
End of period	$397,332,866	$422,083,528	$1,897,447,102	$2,106,839,028	$1,926,222,977	$2,000,498,588

Undistributed net investment income (loss)	$3,743,078	$8,742,625	($91,273)	$1,043,374	$3,409,774	$19,349,168

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	Core Bond Fund		Fundamental Global Franchise Fund		Global Bond Fund
Increase (decrease) in net assets	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15
From operations
Net investment income (loss)	$10,102,622	$12,413,532	$938,501	$3,864,629	$3,530,552	$9,548,021
Net realized gain (loss)	3,163,163	1,347,790	30,500,822	36,129,520	1,508,969	(5,548,541)
Change in net unrealized appreciation (depreciation)	9,685,748	(15,648,285)	(10,471,355)	(30,664,714)	7,243,800	(40,541,744)
Increase (decrease) in net assets resulting from operations	22,951,533	(1,886,963)	20,967,968	9,329,435	12,283,321	(36,542,264)
Distributions to shareholders
From net investment income
Class A	—	—	(685)	(645)	—	—
Class 1	(1,973,635)	(1,966,489)	(9,656)	(5,793)	(13,163)	—
Class NAV	(11,647,252)	(10,419,950)	(4,087,759)	(4,361,694)	(284,112)	—
From net realized gain
Class A	—	—	(12,814)	(6,509)	—	—
Class 1	—	—	(112,789)	(34,732)	—	—
Class NAV	—	—	(41,767,440)	(22,637,963)	—	—
Total distributions	(13,620,887)	(12,386,439)	(45,991,143)	(27,047,336)	(297,275)	—
From fund share transactions	(8,081,800)	719,051,137	(2,672,815)	12,258,325	(56,727,230)	(49,597,623)
Total increase (decrease)	1,248,846	704,777,735	(27,695,990)	(5,459,576)	(44,741,184)	(86,139,887)
Net assets
Beginning of period	1,212,489,987	507,712,252	449,869,502	455,329,078	522,256,292	608,396,179
End of period	$1,213,738,833	$1,212,489,987	$422,173,512	$449,869,502	$477,515,108	$522,256,292

Undistributed net investment income (loss)	$1,714,132	$5,232,397	$414,227	$3,573,826	($900,999)	($4,134,276)

	Global Real Estate Fund		Health Sciences Fund		High Yield Fund
Increase (decrease) in net assets	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15
From operations
Net investment income (loss)	$3,131,326	$5,167,650	($453,072)	$302,126	$18,474,208	$47,413,201
Net realized gain (loss)	2,947,928	31,608,995	53,492,781	232,224,138	(34,063,809)	(11,283,590)
Change in net unrealized appreciation (depreciation)	2,914,414	(46,710,633)	(91,394,184)	(103,333,454)	(40,679,529)	(88,228,100)
Increase (decrease) in net assets resulting from operations	8,993,668	(9,933,988)	(38,354,475)	129,192,810	(56,269,130)	(52,098,489)
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(16,097,410)	(33,012,583)
Class NAV	(5,422,106)	(8,099,034)	(268,135)	—	(8,622,243)	(21,407,470)
From net realized gain
Class NAV	—	—	(210,448,212)	(141,133,260)	—	—
Total distributions	(5,422,106)	(8,099,034)	(210,716,347)	(141,133,260)	(24,719,653)	(54,420,053)
From fund share transactions	(71,676,959)	(33,493,089)	81,970,744	(240,424,867)	(54,519,286)	(244,485,731)
Total increase (decrease)	(68,105,397)	(51,526,111)	(167,100,078)	(252,365,317)	(135,508,069)	(351,004,273)
Net assets
Beginning of period	287,386,566	338,912,677	368,062,003	620,427,320	597,903,590	948,907,863
End of period	$219,281,169	$287,386,566	$200,961,925	$368,062,003	$462,395,521	$597,903,590

Undistributed net investment income (loss)	($4,662,858)	($2,372,078)	($454,186)	$267,021	$4,809,263	$11,054,708

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	International Growth Opportunities Fund		International Growth Stock Fund		International Small Cap Fund
Increase (decrease) in net assets	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15
From operations
Net investment income (loss)	($1,080,353)	$4,406,826	$2,653,139	$10,719,382	$1,616,347	$8,860,173
Net realized gain (loss)	(20,094,514)	(2,716,226)	(21,426,962)	18,198,132	(6,928,981)	13,806,309
Change in net unrealized appreciation (depreciation)	(50,351,398)	(121,021,785)	(3,973,170)	(108,925,226)	(66,724,516)	(80,429,431)
Increase (decrease) in net assets resulting from operations	(71,526,265)	(119,331,185)	(22,746,993)	(80,007,712)	(72,037,150)	(57,762,949)
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(849,681)	(540,204)
Class NAV	(3,805,088)	(6,875,088)	(9,700,412)	(12,337,009)	(6,881,611)	(3,350,891)
From net realized gain
Class NAV	—	(29,198,742)	(12,948,337)	(18,536,165)	—	—
Total distributions	(3,805,088)	(36,073,830)	(22,648,749)	(30,873,174)	(7,731,292)	(3,891,095)
From fund share transactions	(19,624,790)	140,412,478	21,787,127	172,244,652	6,213,473	159,147,946
Total increase (decrease)	(94,956,143)	(14,992,537)	(23,608,615)	61,363,766	(73,554,969)	97,493,902
Net assets
Beginning of period	833,285,901	848,278,438	751,066,798	689,703,032	794,090,350	696,596,448
End of period	$738,329,758	$833,285,901	$727,458,183	$751,066,798	$720,535,381	$794,090,350

Undistributed net investment income (loss)	($1,081,193)	$3,804,248	($1,885,956)	$5,161,317	($1,393,060)	$4,721,885

	International Value Fund		Investment Quality Bond Fund		Lifestyle II Aggressive Portfolio
Increase (decrease) in net assets	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15
From operations
Net investment income (loss)	$7,560,176	$32,209,078	$6,201,727	$10,990,296	$902,446	$227,239
Net realized gain (loss)	(65,088,272)	25,716,390	(292,999)	6,742,802	1,678,124	188,776
Change in net unrealized appreciation (depreciation)	(155,046,516)	(419,864,091)	(752,791)	(17,375,120)	(5,731,852)	(3,041,706)
Increase (decrease) in net assets resulting from operations	(212,574,612)	(361,938,623)	5,155,937	357,978	(3,151,282)	(2,625,691)
Distributions to shareholders
From net investment income
Class R6	—	—	—	—	(2,083)	(5,102)
Class 1	(3,736,616)	(6,220,011)	(772,515)	(1,349,521)	(947,687)	(210,366)
Class NAV	(30,264,287)	(44,475,478)	(5,720,471)	(9,975,349)	—	—
From net realized gain
Class R6	—	—	—	—	(539)	(624)
Class 1	—	—	(673,803)	(495,849)	(252,494)	(24,917)
Class NAV	—	—	(4,815,837)	(3,687,680)	—	—
Total distributions	(34,000,903)	(50,695,489)	(11,982,626)	(15,508,399)	(1,202,803)	(241,009)
From fund share transactions	(33,086,830)	112,146,563	(14,245,716)	154,448,758	28,619,307	42,988,122
Total increase (decrease)	(279,662,345)	(300,487,549)	(21,072,405)	139,298,337	24,265,222	40,121,422
Net assets
Beginning of period	1,774,336,663	2,074,824,212	579,871,800	440,573,463	44,971,200	4,849,778
End of period	$1,494,674,318	$1,774,336,663	$558,799,395	$579,871,800	$69,236,422	$44,971,200

Undistributed net investment income (loss)	$4,745,256	$31,185,983	$1,653,312	$1,944,571	($35,774)	$11,550

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	Lifestyle II Balanced Portfolio		Lifestyle II Conservative Portfolio		Lifestyle II Growth Portfolio
Increase (decrease) in net assets	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15
From operations
Net investment income (loss)	$3,108,192	$1,005,309	$542,401	$269,187	$2,197,388	$612,376
Net realized gain (loss)	2,583,754	189,487	120,897	3,818	2,994,248	236,684
Change in net unrealized appreciation (depreciation)	(11,153,352)	(6,135,955)	(683,402)	(790,333)	(10,691,985)	(6,548,325)
Increase (decrease) in net assets resulting from operations	(5,461,406)	(4,941,159)	(20,104)	(517,328)	(5,500,349)	(5,699,265)
Distributions to shareholders
From net investment income
Class R6	(2,047)	(1,793)	(4,656)	(1,924)	(15,200)	(1,477)
Class 1	(3,184,754)	(775,782)	(551,851)	(189,138)	(2,395,011)	(390,967)
From net realized gain
Class R6	(260)	(118)	(357)	(59)	(2,362)	(168)
Class 1	(426,840)	(43,252)	(44,675)	(4,464)	(379,688)	(41,397)
Total distributions	(3,613,901)	(820,945)	(601,539)	(195,585)	(2,792,261)	(434,009)
From fund share transactions	96,764,080	137,693,926	23,637,186	27,491,636	62,651,184	113,002,054
Total increase (decrease)	87,688,773	131,931,822	23,015,543	26,778,723	54,358,574	106,868,780
Net assets
Beginning of period	140,827,266	8,895,444	29,139,469	2,360,746	117,074,314	10,205,534
End of period	$228,516,039	$140,827,266	$52,155,012	$29,139,469	$171,432,888	$117,074,314

Undistributed net investment income (loss)	$155,150	$233,759	$67,010	$81,116	$12,148	$224,971

	Lifestyle II Moderate Portfolio		Mid Cap Stock Fund		Mid Value Fund
Increase (decrease) in net assets	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15
From operations
Net investment income (loss)	$799,566	$399,213	($2,163,055)	($4,141,297)	$6,622,536	$9,125,651
Net realized gain (loss)	538,566	60,066	(52,667,194)	214,505,491	15,763,344	112,853,131
Change in net unrealized appreciation (depreciation)	(2,161,136)	(1,711,100)	(138,134,611)	(128,121,814)	(51,151,385)	(155,727,095)
Increase (decrease) in net assets resulting from operations	(823,004)	(1,251,821)	(192,964,860)	82,242,380	(28,765,505)	(33,748,313)
Distributions to shareholders
From net investment income
Class R6	(8,195)	(4,548)	—	—	—	—
Class 1	(827,023)	(289,235)	—	—	—	—
Class NAV	—	—	—	—	(12,391,545)	(8,307,300)
From net realized gain
Class R6	(1,004)	(241)	—	—	—	—
Class 1	(112,008)	(12,044)	(39,928,134)	(45,732,424)	—	—
Class NAV	—	—	(133,298,081)	(170,748,835)	(91,207,573)	(120,369,786)
Total distributions	(948,230)	(306,068)	(173,226,215)	(216,481,259)	(103,599,118)	(128,677,086)
From fund share transactions	17,999,680	42,723,340	182,118,979	6,335,740	60,367,046	34,640,486
Total increase (decrease)	16,228,446	41,165,451	(184,072,096)	(127,903,139)	(71,997,577)	(127,784,913)
Net assets
Beginning of period	43,301,290	2,135,839	1,560,550,164	1,688,453,303	957,378,584	1,085,163,497
End of period	$59,529,736	$43,301,290	$1,376,478,068	$1,560,550,164	$885,381,007	$957,378,584

Undistributed net investment income (loss)	$73,543	$109,195	($2,163,055)	—	($1,160,332)	$4,608,677

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	Real Estate Equity Fund		Real Estate Securities Fund		Real Return Bond Fund
Increase (decrease) in net assets	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15
From operations
Net investment income (loss)	$3,172,788	$3,231,331	$11,294,471	$9,403,399	($2,393,468)	$2,985,599
Net realized gain (loss)	8,463,200	26,896,645	(7,211,280)	56,817,552	(13,903,195)	3,125,164
Change in net unrealized appreciation (depreciation)	2,293,083	(21,479,405)	39,469,900	(69,184,141)	16,872,340	(31,291,263)
Increase (decrease) in net assets resulting from operations	13,929,071	8,648,571	43,553,091	(2,963,190)	575,677	(25,180,500)
Distributions to shareholders
From net investment income
Class 1	—	—	(10,374,172)	(9,604,313)	(972,903)	(2,333,922)
Class NAV	(3,324,034)	(3,197,138)	—	—	(5,695,267)	(10,932,801)
From net realized gain
Class 1	—	—	(53,994,317)	(43,287,402)	—	—
Class NAV	(23,858,101)	(6,419,069)	—	—	—	—
Total distributions	(27,182,135)	(9,616,207)	(64,368,489)	(52,891,715)	(6,668,170)	(13,266,723)
From fund share transactions	995,784	(29,065,787)	46,133,551	10,116,862	105,602,151	45,196,382
Total increase (decrease)	(12,257,280)	(30,033,423)	25,318,153	(45,738,043)	99,509,658	6,749,159
Net assets
Beginning of period	229,488,651	259,522,074	520,961,606	566,699,649	565,419,512	558,670,353
End of period	$217,231,371	$229,488,651	$546,279,759	$520,961,606	$664,929,170	$565,419,512

Undistributed net investment income (loss)	$530,391	$681,637	$3,643,822	$2,723,523	($2,991,742)	$6,069,896

	Science & Technology Fund		Short Term Government Income Fund		Small Cap Growth Fund
Increase (decrease) in net assets	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15
From operations
Net investment income (loss)	($447,394)	($2,849,535)	$847,316	$1,425,534	($435,071)	($1,312,421)
Net realized gain (loss)	17,824,831	183,131,095	162,094	(170,329)	(19,801,823)	32,783,660
Change in net unrealized appreciation (depreciation)	(23,961,063)	(171,518,279)	446,569	560,718	(26,457,723)	(27,162,933)
Increase (decrease) in net assets resulting from operations	(6,583,626)	8,763,281	1,455,979	1,815,923	(46,694,617)	4,308,306
Distributions to shareholders
From net investment income
Class NAV	—	—	(2,434,556)	(3,900,419)	—	—
From net realized gain
Class NAV	(169,699,499)	(137,401,534)	—	—	(28,506,115)	(27,571,279)
Total distributions	(169,699,499)	(137,401,534)	(2,434,556)	(3,900,419)	(28,506,115)	(27,571,279)
From fund share transactions	76,420,493	(67,947,863)	(4,013,803)	(4,223,359)	49,796,330	(3,740,597)
Total increase (decrease)	(99,862,632)	(196,586,116)	(4,992,380)	(6,307,855)	(25,404,402)	(27,003,570)
Net assets
Beginning of period	829,103,796	1,025,689,912	226,131,060	232,438,915	213,475,212	240,478,782
End of period	$729,241,164	$829,103,796	$221,138,680	$226,131,060	$188,070,810	$213,475,212

Undistributed net investment income (loss)	($447,394)	—	($436,395)	$1,150,845	($1,143,486)	($708,415)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets

	Small Company Growth Fund		Small Company Value Fund		Strategic Equity Allocation Fund
Increase (decrease) in net assets	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15
From operations
Net investment income (loss)	$474,404	($617,735)	$1,310,158	$3,135,423	$47,022,764	$102,771,571
Net realized gain (loss)	3,344,856	25,314,854	16,575,362	68,501,251	65,423,638	196,767,341
Change in net unrealized appreciation (depreciation)	(27,486,560)	(13,332,553)	(29,867,245)	(81,289,255)	(419,289,463)	(539,706,402)
Increase (decrease) in net assets resulting from operations	(23,667,300)	11,364,566	(11,981,725)	(9,652,581)	(306,843,061)	(240,167,490)
Distributions to shareholders
From net investment income
Class 1	—	—	(711,693)	(631,736)	—	—
Class NAV	—	—	(1,845,323)	(1,723,346)	(103,076,356)	(101,183,005)
From net realized gain
Class 1	—	—	(18,951,186)	(8,304,060)	—	—
Class NAV	(19,408,070)	(21,478,032)	(46,494,901)	(20,945,049)	(269,626,098)	(149,194,112)
Total distributions	(19,408,070)	(21,478,032)	(68,003,103)	(31,604,191)	(372,702,454)	(250,377,117)
From fund share transactions	21,950,687	(6,176,412)	46,766,100	(66,899,348)	723,074,062	666,224,132
Total increase (decrease)	(21,124,683)	(16,289,878)	(33,218,728)	(108,156,120)	43,528,547	175,679,525
Net assets
Beginning of period	187,610,627	203,900,505	282,922,541	391,078,661	6,117,870,737	5,942,191,212
End of period	$166,485,944	$187,610,627	$249,703,813	$282,922,541	$6,161,399,284	$6,117,870,737

Undistributed net investment income (loss)	$474,404	$20,213,194	$316,112	$1,562,970	$16,551,794	$72,605,386

	Total Return Fund		U.S. High Yield Bond Fund		Value Fund
Increase (decrease) in net assets	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15	Six months ended 2-29-16 (unaudited)	Year ended 8-31-15
From operations
Net investment income (loss)	$16,720,355	$44,992,124	$9,894,164	$22,108,057	$1,314,690	$2,188,456
Net realized gain (loss)	3,949,514	62,483,967	(4,689,324)	1,685,610	(2,032,059)	34,248,235
Change in net unrealized appreciation (depreciation)	(14,105,026)	(81,173,915)	(27,228,001)	(28,507,313)	(53,647,585)	(46,051,783)
Increase (decrease) in net assets resulting from operations	6,564,843	26,302,176	(22,023,161)	(4,713,646)	(54,364,954)	(9,615,092)
Distributions to shareholders
From net investment income
Class 1[1]	(6,183,860)	(9,344,431)	(2,990,587)	(5,688,642)	—	—
Class NAV	(47,245,391)	(63,091,813)	(8,889,396)	(19,545,936)	(2,039,199)	(2,333,158)
From net realized gain
Class 1	—	(636,462)	—	(3,487,355)	—	—
Class NAV	(12,019,120)	(3,885,252)	—	(11,884,083)	(29,784,276)	(27,961,492)
Total distributions	(65,448,371)	(76,957,958)	(11,879,983)	(40,606,016)	(31,823,475)	(30,294,650)
From fund share transactions	(238,137,993)	(354,347,934)	(29,050,793)	(93,379,578)	51,041,013	(12,043,391)
Total increase (decrease)	(297,021,521)	(405,003,716)	(62,953,937)	(138,699,240)	(35,147,416)	(51,953,133)
Net assets
Beginning of period	2,091,678,980	2,496,682,696	347,947,741	486,646,981	370,134,409	422,087,542
End of period	$1,794,657,459	$2,091,678,980	$284,993,804	$347,947,741	$334,986,993	$370,134,409

Undistributed net investment income (loss)	($16,495,702)	$20,213,194	$2,621,588	$4,607,407	($131,758)	$592,751

1	Class 1 shares of Total Return Fund liquidated on 10-16-15.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statement of cash flows — February 29, 2016 (unaudited)

Real Return Bond Fund
Cash flows from operating activities
Net increase in net assets from operations	$575,677
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(333,318,528)
Long-term investments sold	219,966,342
Sale commitments purchased	(17,387,109)
Sale commitments sold	2,050,078
Decrease in short-term investments	3,044,236
Net amortization of premium (discount)	5,010,614
Increase in foreign currency	(256,588)
Decrease in cash held at broker for futures contracts	111,000
Decrease in receivable for investments sold	4,651,541
Increase in receivable for delayed delivery securities sold	(2,050,078)
Increase in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(2,050,379)
Increase in dividends and interest receivable	(63,547)
Increase in unrealized appreciation/depreciation on swap contracts	(1,391,985)
Increase in other assets	(1,364)
Decrease in receivable for exchange cleared swaps	797,271
Increase in payable for collateral held by fund	2,000,000
Decrease in payable for investments purchased	(5,251,075)
Increase in payable for delayed delivery securities purchased	17,387,109
Increase in payable for written options	944,888
Decrease in payable for futures variation margin	(426,669)
Increase in payable to affiliates	7,830
Decrease in other liabilities and accrued expenses	(39,364)
Net change in unrealized (appreciation) depreciation on investments	(19,146,046)
Net realized loss on investments	7,219,243
Net cash used in operating activities	($117,616,903)

Cash flows from financing activities
Borrowings under sale-buybacks	$205,245,041
Repayments of sale-buybacks	(205,161,873)
Decrease in payable for sale-buybacks	(84,568,722)
Increase in payable for open reverse repurchase agreement	105,075,957
Fund shares sold	141,313,481
Fund shares repurchased	(42,379,500)
Decrease in payable for fund shares repurchased	(1,397,903)

Net cash provided by financing activities	$118,126,481

Net increase in cash	$509,578

Cash at beginning of period	$7,566

Cash at end of period	$517,144

Supplemental disclosure of cash flow information:
Cash paid for interest	$56,617
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	($6,668,170)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Fund
CLASS 1
02-29-2016[3]	10.11	0.16		(0.10)	0.06	(0.20)	(0.01)	—	(0.21)	9.96	0.60 [4]	0.69	[5]	0.68	[5]	3.13	[5]	285	40
08-31-2015	10.46	0.34		(0.27)	0.07	(0.38)	(0.04)	—	(0.42)	10.11	0.69	0.68		0.67		3.28		240	63
08-31-2014	10.08	0.36		0.45	0.81	(0.38)	(0.05)	—	(0.43)	10.46	8.25	0.68		0.68		3.50		102	81
08-31-2013	10.48	0.34		(0.32)	0.02	(0.38)	(0.04)	—	(0.42)	10.08	0.15	0.68		0.68		3.21		72	96
08-31-2012	10.26	0.35		0.45	0.80	(0.42)	(0.16)	—	(0.58)	10.48	8.14	0.68		0.68		3.45		65	89
08-31-2011	10.21	0.47		0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.26	5.59	0.69		0.69		4.55		44	112
CLASS NAV
02-29-2016[3]	10.11	0.16		(0.11)	0.05	(0.20)	(0.01)	—	(0.21)	9.95	0.52 [4]	0.64	[5]	0.63	[5]	3.18	[5]	1,591	40
08-31-2015	10.46	0.34		(0.27)	0.07	(0.38)	(0.04)	—	(0.42)	10.11	0.74	0.63		0.62		3.34		1,567	63
08-31-2014	10.07	0.36		0.47	0.83	(0.39)	(0.05)	—	(0.44)	10.46	8.41	0.63		0.63		3.54		1,611	81
08-31-2013	10.47	0.34		(0.32)	0.02	(0.38)	(0.04)	—	(0.42)	10.07	0.20	0.63		0.63		3.26		1,720	96
08-31-2012	10.25	0.36		0.45	0.81	(0.43)	(0.16)	—	(0.59)	10.47	8.20	0.63		0.63		3.49		1,576	89
08-31-2011	10.20	0.47		0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.25	5.64	0.64		0.64		4.61		1,193	112
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

All Cap Core Fund
CLASS NAV
02-29-2016[3]	13.32	0.07		(0.46)	(0.39)	(0.16)	(1.62)	—	(1.78)	11.15	(3.94)[4]	0.81	[5]	0.81	[5]	1.13	[5]	596	120
08-31-2015	14.08	0.13		0.20	0.33	(0.10)	(0.99)	—	(1.09)	13.32	2.25	0.80		0.80		0.94		689	246
08-31-2014	11.66	0.11		2.46	2.57	(0.15)	—	—	(0.15)	14.08	22.18	0.81		0.81		0.86		761	245
08-31-2013	9.68	0.15		1.97	2.12	(0.14)	—	—	(0.14)	11.66	22.19	0.82		0.81		1.38		569	173
08-31-2012	8.53	0.11		1.14	1.25	(0.10)	—	—	(0.10)	9.68	14.78	0.81		0.81		1.19		530	287
08-31-2011	7.18	0.09		1.34	1.43	(0.08)	—	—	(0.08)	8.53	19.87	0.81		0.80		0.98		601	197
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

Alpha Opportunities Fund
CLASS NAV
02-29-2016[3]	11.86	0.03		(0.64)	(0.61)	(0.08)	(1.43)	—	(1.51)	9.74	(6.23)[4]	0.99	[5]	0.96	[5]	0.51	[5]	1,449	53
08-31-2015	13.58	0.07		(0.16)	(0.09)	(0.06)	(1.57)	—	(1.63)	11.86	(1.00)	1.00		0.96		0.54		1,629	98
08-31-2014	12.67	0.06		2.55	2.61	(0.07)	(1.63)	—	(1.70)	13.58	21.69	1.01		0.97		0.49		1,886	109
08-31-2013	10.66	0.09		2.56	2.65	(0.10)	(0.54)	—	(0.64)	12.67	26.04	1.01		1.00		0.76		1,415	130
08-31-2012	10.91	0.06		1.10	1.16	(0.03)	(1.38)	—	(1.41)	10.66	12.53	1.01		1.01		0.59		1,205	151
08-31-2011	10.35	0.03		1.80	1.83	(0.03)	(1.24)	—	(1.27)	10.91	17.00	1.02		1.01		0.26		1,533	164
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

Asia Pacific Total Return Bond Fund
CLASS NAV
02-29-2016[3]	8.94	0.15		0.14	0.29	(0.26)	—	—	(0.26)	8.97	3.37 [5]	0.81	[6]	0.80	[6]	3.42	[6]	397	29
08-31-2015	9.63	0.30		(0.74)	(0.44)	(0.25)	—	—	(0.25)	8.94	(4.65)	0.83		0.82		3.21		422	35
08-31-2014	9.25	0.28		0.45	0.73	(0.33)	(0.02)	—	(0.35)	9.63	8.12	0.87		0.86		3.00		443	31
08-31-2013[4]	10.00	0.16		(0.91)	(0.75)	—	—	—	—	9.25	(7.50)[5]	0.89	[6]	0.86	[6]	2.64	[6]	404	7
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Period from 1-16-13 (commencement of operations) to 8-31-13. 5. Not annualized. 6. Annualized.

Capital Appreciation Fund
CLASS 1
02-29-2016[3]	18.12	—	[4]	(0.86)	(0.86)	— [4]	(2.36)	—	(2.36)	14.90	(6.28)[5]	0.79	[6]	0.78	[6]	(0.04)[6]		559	15
08-31-2015	18.30	—	[4]	1.22	1.22	—	(1.40)	—	(1.40)	18.12	7.01	0.78		0.77		0.01		588	33
08-31-2014	15.07	—	[4]	4.19	4.19	(0.01)	(0.95)	—	(0.96)	18.30	28.39	0.78		0.78		(0.02)		588	45
08-31-2013	12.87	0.04		2.20	2.24	(0.04)	—	—	(0.04)	15.07	17.44	0.79		0.78		0.27		507	44
08-31-2012	11.44	0.01		1.43	1.44	(0.01)	—	—	(0.01)	12.87	12.59	0.78		0.78		0.11		439	52
08-31-2011	9.11	0.01		2.33	2.34	(0.01)	—	—	(0.01)	11.44	25.69	0.78		0.78		0.06		371	67
CLASS NAV
02-29-2016[3]	18.15	—	[4]	(0.85)	(0.85)	(0.01)	(2.36)	—	(2.37)	14.93	(6.23)[5]	0.74	[6]	0.73	[6]	—	[6,7]	1,339	15
08-31-2015	18.32	0.01		1.22	1.23	—	(1.40)	—	(1.40)	18.15	7.06	0.73		0.72		0.06		1,519	33
08-31-2014	15.08	0.01		4.20	4.21	(0.02)	(0.95)	—	(0.97)	18.32	28.49	0.73		0.73		0.03		1,781	45
08-31-2013	12.89	0.05		2.18	2.23	(0.04)	—	—	(0.04)	15.08	17.39	0.74		0.73		0.33		1,406	44
08-31-2012	11.45	0.02		1.43	1.45	(0.01)	—	—	(0.01)	12.89	12.72	0.73		0.73		0.15		1,410	52
08-31-2011	9.12	0.01		2.34	2.35	(0.02)	—	—	(0.02)	11.45	25.72	0.73		0.73		0.11		1,560	67
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. Less than 0.005%.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations			Less distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Capital Appreciation Value Fund
CLASS NAV
02-29-2016[3]	11.86	0.08		(0.02)	0.06	(0.18)	(1.25)	—	(1.43)	10.49	0.15	[4]	0.85	[5]	0.81	[5]	1.42	[5]	1,926		32
08-31-2015	12.70	0.14		0.59	0.73	(0.17)	(1.40)	—	(1.57)	11.86	5.90		0.84		0.80		1.22		2,000		90
08-31-2014	12.41	0.16		1.88	2.04	(0.18)	(1.57)	—	(1.75)	12.70	17.68		0.85		0.81		1.25		1,987		63
08-31-2013	11.22	0.14		1.62	1.76	(0.16)	(0.41)	—	(0.57)	12.41	16.37		0.84		0.80		1.21		1,770		83
08-31-2012	9.76	0.16		1.37	1.53	(0.06)	(0.01)	—	(0.07)	11.22	15.75		0.86		0.83		1.48		1,953		84
08-31-2011[6]	10.00	0.08		(0.32)	(0.24)	—	—	—	—	9.76	(2.40)[4]		0.92	[5]	0.88	[5]	1.23	[5]	433		44
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 1-6-11 (commencement of operations) to 8-31-11.

Core Bond Fund
CLASS 1
02-29-2016[3]	13.01	0.11		0.14	0.25	(0.15)	—	—	(0.15)	13.11	1.90	[4]	0.68	[5]	0.67	[5]	1.66	[5]	193		350
08-31-2015	13.08	0.18		(0.03)	0.15	(0.22)	—	—	(0.22)	13.01	1.14		0.68		0.67		1.39		168		408
08-31-2014	12.60	0.20		0.57	0.77	(0.24)	(0.05)	—	(0.29)	13.08	6.22		0.68		0.68		1.59		93		332
08-31-2013	13.64	0.19		(0.48)	(0.29)	(0.26)	(0.49)	—	(0.75)	12.60	(2.26)		0.67		0.67		1.46		84		346
08-31-2012	13.36	0.26		0.70	0.96	(0.38)	(0.30)	—	(0.68)	13.64	7.41		0.68		0.68		1.93		76		362
08-31-2011	13.76	0.35		0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.36	5.09		0.68		0.67		2.64		15		536
CLASS NAV
02-29-2016[3]	12.99	0.11		0.14	0.25	(0.15)	—	—	(0.15)	13.09	1.93	[4]	0.63	[5]	0.62	[5]	1.70	[5]	1,021		350
08-31-2015	13.06	0.19		(0.04)	0.15	(0.22)	—	—	(0.22)	12.99	1.19		0.63		0.62		1.44		1,044		408
08-31-2014	12.58	0.21		0.57	0.78	(0.25)	(0.05)	—	(0.30)	13.06	6.29		0.63		0.63		1.64		415		332
08-31-2013	13.62	0.20		(0.48)	(0.28)	(0.27)	(0.49)	—	(0.76)	12.58	(2.21)		0.62		0.62		1.50		456		346
08-31-2012	13.35	0.28		0.67	0.95	(0.38)	(0.30)	—	(0.68)	13.62	7.39		0.63		0.63		2.06		559		362
08-31-2011	13.75	0.35		0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.35	5.15		0.63		0.62		2.69		560		536
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

Fundamental Global Franchise Fund
CLASS A
02-29-2016[3]	12.71	—	[4]	0.59	0.59	(0.07)	(1.28)	—	(1.35)	11.95	3.93	[5,6]	1.28	[7]	1.27	[7]	—	[7,8]	—	[9]	23
08-31-2015	13.24	0.05		0.14	0.19	(0.07)	(0.65)	—	(0.72)	12.71	1.51	[5]	1.33		1.32		0.38		—	[9]	28
08-31-2014	12.11	0.06		1.74	1.80	(0.08)	(0.59)	—	(0.67)	13.24	15.05	[5]	1.42		1.42		0.50		—	[9]	13
08-31-2013	10.55	0.07		1.53	1.60	(0.04)	—	—	(0.04)	12.11	15.21	[5]	1.38		1.38		0.64		—	[9]	26
08-31-2012[10]	10.00	0.01		0.54	0.55	—	—	—	—	10.55	5.50	[5,6]	1.48	[7]	1.48	[7]	0.33	[7]	—	[9]	2
CLASS I
02-29-2016[3]	12.76	0.02		0.59	0.61	(0.11)	(1.28)	—	(1.39)	11.98	4.06	[6]	0.96	[7]	0.95	[7]	0.29	[7]	1		23
08-31-2015	13.29	0.11		0.12	0.23	(0.11)	(0.65)	—	(0.76)	12.76	1.86		0.98		0.98		0.83		1		28
08-31-2014	12.14	0.13		1.72	1.85	(0.11)	(0.59)	—	(0.70)	13.29	15.52		1.02		1.02		1.01		1		13
08-31-2013	10.55	0.13		1.52	1.65	(0.06)	—	—	(0.06)	12.14	15.75		1.00		1.00		1.14		—	[9]	26
08-31-2012[10]	10.00	0.01		0.54	0.55	—	—	—	—	10.55	5.50	[6]	1.10	[7]	1.10	[7]	0.71	[7]	—	[9]	2
CLASS NAV
02-29-2016[3]	12.77	0.03		1.87	1.90	(0.13)	(2.56)	—	(2.69)	11.98	4.09	[6]	0.85	[7]	0.84	[7]	0.42	[7]	421		23
08-31-2015	13.30	0.11		0.14	0.25	(0.13)	(0.65)	—	(0.78)	12.77	1.99		0.87		0.87		0.83		449		28
08-31-2014	12.15	0.13		1.74	1.87	(0.13)	(0.59)	—	(0.72)	13.30	15.62		0.90		0.90		1.03		454		13
08-31-2013	10.56	0.13		1.53	1.66	(0.07)	—	—	(0.07)	12.15	15.76		0.90		0.90		1.11		408		26
08-31-2012[10]	10.00	0.02		0.54	0.56	—	—	—	—	10.56	5.60	[6]	0.99	[7]	0.99	[7]	0.95	[7]	371		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Less than $0.005 per share. 5. Does not reflect the effect of sales charges, if any. 6. Not annualized. 7. Annualized. 8. Less than 0.005%. 9. Less than $500,000. 10. Period from 6-29-12 (commencement of operations) to 8-31-12.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Global Bond Fund
CLASS 1
02-29-2016[3]	11.87	0.11	0.19	0.30	— [4]	—	—	— [4]	12.17	2.55 [5]	0.82	[6]	0.81	[6]	1.92	[6]	56	36
08-31-2015	12.64	0.20	(0.97)	(0.77)	—	—	—	—	11.87	(6.09)	0.83		0.82		1.64		57	61
08-31-2014	11.84	0.24	0.56	0.80	—	—	—	—	12.64	6.76	0.86		0.85		1.96		69	97
08-31-2013	12.83	0.25	(0.86)	(0.61)	(0.38)	—	—	(0.38)	11.84	(4.93)	0.86		0.86		2.00		74	85
08-31-2012[7]	13.26	0.34	0.38	0.72	(1.15)	—	—	(1.15)	12.83	6.05	0.86		0.86		2.67		92	109
08-31-2011	12.78	0.29	0.89	1.18	(0.70)	—	—	(0.70)	13.26	9.86	0.85		0.85		2.28		86	135
CLASS NAV
02-29-2016[3]	11.86	0.12	0.18	0.30	(0.01)	—	—	(0.01)	12.15	2.51 [5]	0.77	[6]	0.76	[6]	1.98	[6]	422	36
08-31-2015	12.62	0.20	(0.96)	(0.76)	—	—	—	—	11.86	(6.02)	0.78		0.77		1.68		466	61
08-31-2014	11.82	0.25	0.55	0.80	—	—	—	—	12.62	6.77	0.81		0.80		2.02		540	97
08-31-2013	12.80	0.25	(0.84)	(0.59)	(0.39)	—	—	(0.39)	11.82	(4.83)	0.81		0.81		2.04		511	85
08-31-2012[7]	13.24	0.34	0.38	0.72	(1.16)	—	—	(1.16)	12.80	6.04	0.81		0.81		2.73		654	109
08-31-2011	12.76	0.29	0.90	1.19	(0.71)	—	—	(0.71)	13.24	9.94	0.80		0.80		2.32		753	135
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. In accordance with Accounting Standards Update 2011-3, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 156%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%.

Global Real Estate Fund
CLASS NAV
02-29-2016[3]	8.80	0.12	0.16	0.28	(0.21)	—	—	(0.21)	8.87	3.15 [4]	0.98	[5]	0.98	[5]	2.61	[5]	219	57
08-31-2015	9.39	0.15	(0.51)	(0.36)	(0.23)	—	—	(0.23)	8.80	(3.96)	0.98		0.97		1.62		287	139
08-31-2014	8.15	0.17	1.41	1.58	(0.34)	—	—	(0.34)	9.39	19.95	1.02		1.01		1.92		339	97
08-31-2013	7.93	0.15	0.36	0.51	(0.29)	—	—	(0.29)	8.15	6.42	1.00		0.99		1.79		294	109
08-31-2012	7.36	0.15	0.67	0.82	(0.25)	—	—	(0.25)	7.93	11.85	1.00		1.00		2.12		497	97
08-31-2011	6.75	0.13	0.75	0.88	(0.27)	—	—	(0.27)	7.36	13.07	1.01		1.01		1.69		495	107
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

Health Sciences Fund
CLASS NAV
02-29-2016[3]	18.69	(0.02)	(1.06)	(1.08)	(0.02)	(12.41)	—	(12.43)	5.18	(15.46)[4]	1.08	[5]	1.02	[5]	(0.31)[5]		201	23
08-31-2015	20.26	0.01	4.41	4.42	—	(5.99)	—	(5.99)	18.69	26.42	0.99		0.94		0.06		368	44
08-31-2014	17.77	(0.08)	6.02	5.94	—	(3.45)	—	(3.45)	20.26	37.34	1.04		0.99		(0.45)		620	61
08-31-2013	13.70	(0.06)	4.61	4.55	—	(0.48)	—	(0.48)	17.77	34.29	1.08		1.03		(0.39)		545	42
08-31-2012[6]	10.00	(0.05)	3.75	3.70	—	—	—	—	13.70	37.00 [4]	1.12	[5]	1.06	[5]	(0.45)[5]		476	25
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 9-30-11 (commencement of operations) to 8-31-12.

High Yield Fund
CLASS 1
02-29-2016[3]	8.33	0.27	(1.10)	(0.83)	(0.36)	—	—	(0.36)	7.14	(10.25)[4]	0.79	[5]	0.78	[5]	7.05	[5]	304	30
08-31-2015	9.63	0.60	(1.23)	(0.63)	(0.67)	—	—	(0.67)	8.33	(6.78)	0.77		0.76		6.72		384	59
08-31-2014	9.31	0.61	0.34	0.95	(0.63)	—	—	(0.63)	9.63	10.53	0.76		0.75		6.44		502	70
08-31-2013	9.12	0.67	0.18	0.85	(0.66)	—	—	(0.66)	9.31	9.56	0.76		0.76		7.12		453	67
08-31-2012	8.80	0.70	0.35	1.05	(0.73)	—	—	(0.73)	9.12	12.67	0.76		0.76		7.99		367	75
08-31-2011	8.80	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.80	8.30	0.76		0.76		7.60		325	104
CLASS NAV
02-29-2016[3]	8.25	0.27	(1.09)	(0.82)	(0.36)	—	—	(0.36)	7.07	(10.20)[4]	0.74	[5]	0.73	[5]	7.09	[5]	158	30
08-31-2015	9.54	0.60	(1.22)	(0.62)	(0.67)	—	—	(0.67)	8.25	(6.69)	0.72		0.71		6.73		214	59
08-31-2014	9.23	0.61	0.34	0.95	(0.64)	—	—	(0.64)	9.54	10.57	0.71		0.70		6.50		447	70
08-31-2013	9.05	0.67	0.17	0.84	(0.66)	—	—	(0.66)	9.23	9.58	0.71		0.71		7.19		646	67
08-31-2012	8.74	0.70	0.34	1.04	(0.73)	—	—	(0.73)	9.05	12.70	0.71		0.71		8.04		565	75
08-31-2011	8.74	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.74	8.42	0.71		0.71		7.67		565	104
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Growth Opportunities Fund
CLASS NAV
02-29-2016[3]	11.86	(0.02)	(1.00)	(1.02)	(0.05)	—	—	(0.05)	10.79	(8.62)[6]	0.87	[4]	0.87	[4]	(0.26)[4]		738	10
08-31-2015	14.19	0.07	(1.82)	(1.75)	(0.11)	(0.47)	—	(0.58)	11.86	(12.60)	0.90		0.89		0.51		833	23
08-31-2014	12.21	0.13	2.12	2.25	(0.11)	(0.16)	—	(0.27)	14.19	18.51	0.96		0.95		0.97		848	14
08-31-2013	10.27	0.12	1.86	1.98	(0.02)	(0.02)	—	(0.04)	12.21	19.29	0.98		0.98		1.04		616	16
08-31-2012[5]	10.00	0.01	0.26	0.27	—	—	—	—	10.27	2.70 [6]	1.08	[4]	1.08	[4]	0.77	[4]	491	1
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Annualized. 5. Period from 7-19-12 (commencement of operations) to 8-31-12. 6. Not annualized.

International Growth Stock Fund
CLASS NAV
02-29-2016[3]	12.31	0.04	(0.40)	(0.36)	(0.16)	(0.21)	—	(0.37)	11.58	(3.15)[5]	0.85	[6]	0.84	[6]	0.70	[6]	727	10
08-31-2015	14.25	0.20	(1.51)	(1.31)	(0.25)	(0.38)	—	(0.63)	12.31	(9.39)	0.88		0.87		1.49		751	22
08-31-2014	12.14	0.23	2.09	2.32	(0.21)	—	—	(0.21)	14.25	19.26	0.92		0.92		1.68		690	26
08-31-2013	10.89	0.16	1.20	1.36	(0.11)	—	—	(0.11)	12.14	12.53	0.92		0.92		1.37		631	25
08-31-2012	10.61	0.15	0.25	0.40	(0.12)	— [7]	—	(0.12)	10.89	3.87	0.96		0.96		1.43		428	30
08-31-2011[4]	10.00	0.19	0.43	0.62	(0.01)	— [7]	—	(0.01)	10.61	6.21 [5]	0.99	[6]	0.99	[6]	1.79	[6]	278	27
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Period from 9-16-10 (commencement of operations) to 8-31-11. 5. Not annualized. 6. Annualized. 7. Less than $0.005 per share.

International Small Cap Fund
CLASS 1
02-29-2016[3]	18.03	0.03	(1.66)	(1.63)	(0.17)	—	—	(0.17)	16.23	(9.14)[5]	1.08	[4]	1.07	[4]	0.39	[4]	80	16
08-31-2015	19.47	0.21	(1.55)	(1.34)	(0.10)	—	—	(0.10)	18.03	(6.89)	1.09		1.09		1.14		98	29
08-31-2014	16.87	0.16	2.71	2.87	(0.27)	—	—	(0.27)	19.47	17.10	1.14		1.14		0.84		116	23
08-31-2013	14.22	0.25	2.65	2.90	(0.25)	—	—	(0.25)	16.87	20.57	1.19		1.18		1.52		109	29
08-31-2012	14.93	0.24	(0.71)	(0.47)	(0.24)	—	—	(0.24)	14.22	(2.98)	1.22		1.20		1.72		98	25
08-31-2011	13.72	0.20	1.15	1.35	(0.14)	—	—	(0.14)	14.93	9.74	1.20		1.19		1.27		122	28
CLASS NAV
02-29-2016[3]	18.03	0.04	(1.66)	(1.62)	(0.18)	—	—	(0.18)	16.23	(9.09)[5]	1.03	[4]	1.02	[4]	0.42	[4]	640	16
08-31-2015	19.46	0.23	(1.55)	(1.32)	(0.11)	—	—	(0.11)	18.03	(6.79)	1.04		1.04		1.24		696	29
08-31-2014	16.86	0.17	2.71	2.88	(0.28)	—	—	(0.28)	19.46	17.17	1.09		1.09		0.89		581	23
08-31-2013	14.22	0.25	2.65	2.90	(0.26)	—	—	(0.26)	16.86	20.56	1.14		1.13		1.55		512	29
08-31-2012	14.93	0.25	(0.71)	(0.46)	(0.25)	—	—	(0.25)	14.22	(2.92)	1.17		1.15		1.82		250	25
08-31-2011	13.71	0.22	1.14	1.36	(0.14)	—	—	(0.14)	14.93	9.87	1.15		1.14		1.37		185	28
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Annualized. 5. Not annualized.

International Value Fund
CLASS 1
02-29-2016[3]	14.53	0.06	(1.82)	(1.76)	(0.27)	—	—	(0.27)	12.50	(12.28)[4]	0.90	[5]	0.89	[5]	0.87	[5]	169	10
08-31-2015	18.11	0.26	(3.42)	(3.16)	(0.42)	—	—	(0.42)	14.53	(17.54)	0.93		0.92		1.62		205	32
08-31-2014	15.74	0.47	2.16	2.63	(0.26)	—	—	(0.26)	18.11	16.80	0.97		0.96		2.69		281	28
08-31-2013	12.98	0.28	2.80	3.08	(0.32)	—	—	(0.32)	15.74	23.98	0.96		0.96		1.94		251	36
08-31-2012	13.59	0.37	(0.54)	(0.17)	(0.44)	—	—	(0.44)	12.98	(1.06)	0.97		0.91		2.92		223	22
08-31-2011	12.62	0.35	0.86	1.21	(0.24)	—	—	(0.24)	13.59	9.49	0.97		0.95		2.39		254	29
CLASS NAV
02-29-2016[3]	14.49	0.06	(1.80)	(1.74)	(0.28)	—	—	(0.28)	12.47	(12.20)[4]	0.85	[5]	0.84	[5]	0.92	[5]	1,325	10
08-31-2015	18.07	0.27	(3.42)	(3.15)	(0.43)	—	—	(0.43)	14.49	(17.55)	0.88		0.87		1.69		1,569	32
08-31-2014	15.70	0.49	2.15	2.64	(0.27)	—	—	(0.27)	18.07	16.90	0.92		0.91		2.81		1,793	28
08-31-2013	12.94	0.29	2.80	3.09	(0.33)	—	—	(0.33)	15.70	24.11	0.91		0.91		2.00		1,462	36
08-31-2012	13.56	0.39	(0.56)	(0.17)	(0.45)	—	—	(0.45)	12.94	(1.08)	0.92		0.86		3.07		1,122	22
08-31-2011	12.59	0.36	0.86	1.22	(0.25)	—	—	(0.25)	13.56	9.55	0.92		0.90		2.47		897	29
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Investment Quality Bond Fund
CLASS 1
02-29-2016[3]	12.23	0.13		(0.02)	0.11	(0.14)	(0.12)	—	(0.26)	12.08	0.90 [4]	0.68	[5]	0.68	[5]	2.17	[5]	71		22
08-31-2015	12.57	0.24		(0.23)	0.01	(0.26)	(0.09)	—	(0.35)	12.23	0.11	0.68		0.67		1.92		69		133
08-31-2014	12.24	0.32		0.46	0.78	(0.37)	(0.08)	—	(0.45)	12.57	6.54	0.69		0.68		2.54		57		100
08-31-2013	13.23	0.29		(0.64)	(0.35)	(0.32)	(0.32)	—	(0.64)	12.24	(2.78)	0.68		0.67		2.25		64		72
08-31-2012	12.59	0.30		0.69	0.99	(0.35)	— [6]	—	(0.35)	13.23	8.01	0.68		0.68		2.35		87		66
08-31-2011	12.59	0.39		0.06	0.45	(0.45)	—	—	(0.45)	12.59	3.71	0.68		0.68		3.19		73		70
CLASS NAV
02-29-2016[3]	12.21	0.13		(0.02)	0.11	(0.14)	(0.12)	—	(0.26)	12.06	0.92 [4]	0.63	[5]	0.62	[5]	2.22	[5]	488		22
08-31-2015	12.55	0.24		(0.22)	0.02	(0.27)	(0.09)	—	(0.36)	12.21	0.16	0.63		0.62		1.97		510		133
08-31-2014	12.23	0.32		0.46	0.78	(0.38)	(0.08)	—	(0.46)	12.55	6.51	0.64		0.63		2.60		384		100
08-31-2013	13.22	0.30		(0.64)	(0.34)	(0.33)	(0.32)	—	(0.65)	12.23	(2.73)	0.63		0.62		2.31		386		72
08-31-2012	12.57	0.31		0.69	1.00	(0.35)	— [6]	—	(0.35)	13.22	8.16	0.63		0.63		2.39		375		66
08-31-2011	12.58	0.40		0.04	0.44	(0.45)	—	—	(0.45)	12.57	3.69	0.63		0.63		3.25		383		70
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Lifestyle II Aggressive Portfolio
CLASS R6
02-29-2016[3]	10.19	0.11	[4]	(0.54)	(0.43)	(0.15)	(0.04)	—	(0.19)	9.57	(4.35)[5]	0.33	[6,7]	0.25	[6,7]	2.16	[4,6]	—	[8]	4
08-31-2015	10.77	0.21	[4]	(0.63)	(0.42)	(0.14)	(0.02)	—	(0.16)	10.19	(3.97)	0.56		0.28		1.93	[4]	—	[8]	14
08-31-2014[9]	10.00	—	[4,10]	0.77	0.77	—	—	—	—	10.77	7.70 [5]	10.62	[6,7]	0.38	[6,7]	(0.04)[4,6]		—	[8]	2
CLASS 1
02-29-2016[3]	10.19	0.15	[4]	(0.58)	(0.43)	(0.15)	(0.04)	—	(0.19)	9.57	(4.39)[5]	0.36	[6,7]	0.29	[6,7]	3.01	[4,6]	69		4
08-31-2015	10.77	0.10	[4]	(0.51)	(0.41)	(0.15)	(0.02)	—	(0.17)	10.19	(3.93)	0.58		0.30		0.97	[4]	45		14
08-31-2014[9]	10.00	—	[4,10]	0.77	0.77	—	—	—	—	10.77	7.70 [5]	9.53	[6,7]	0.33	[6,7]	(0.04)[4,6]		5		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include the expenses indirectly incurred from the underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.05%–0.49%, 0.09%–0.68% and 0.09%–0.52% for the periods ended 2-29-16, 8-31-15 and 8-31-14, respectively. 8. Less than $500,000. 9. Period from 12-30-13 (commencement of operations) to 8-31-14. 10. Less than $0.005 per share.

Lifestyle II Balanced Portfolio
CLASS R6
02-29-2016[3]	10.17	0.15	[4]	(0.39)	(0.24)	(0.15)	(0.02)	—	(0.17)	9.76	(2.37)[8]	0.37	[5,9]	0.37	[5,9]	3.06	[4,9]	—	[6]	7
08-31-2015	10.64	0.21	[4]	(0.49)	(0.28)	(0.18)	(0.01)	—	(0.19)	10.17	(2.69)	0.51	[5]	0.40	[5]	2.02	[4]	—	[6]	18
08-31-2014[7]	10.00	0.07	[4]	0.60	0.67	(0.03)	—	—	(0.03)	10.64	6.73 [8]	6.84	[5,9]	0.50	[5,9]	1.00	[4,9]	—	[6]	2
CLASS 1
02-29-2016[3]	10.17	0.15	[4]	(0.40)	(0.25)	(0.15)	(0.02)	—	(0.17)	9.75	(2.49)[8]	0.41	[5,9]	0.41	[5,9]	3.03	[4,9]	228		7
08-31-2015	10.64	0.17	[4]	(0.45)	(0.28)	(0.18)	(0.01)	—	(0.19)	10.17	(2.67)	0.50	[5]	0.41	[5]	1.58	[4]	141		18
08-31-2014[7]	10.00	0.05	[4]	0.62	0.67	(0.03)	—	—	(0.03)	10.64	6.74 [8]	5.74	[5,9]	0.45	[5,9]	0.66	[4,9]	9		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. 5. Ratios do not include the expenses indirectly incurred from the underlying funds and can vary based on the mix of the underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.05%–0.65%, 0.07%–0.68% and 0.08%–0.65% for the periods ended 2-29-16, 8-31-15 and 8-31-14, respectively. 6. Less than $500,000. 7. Period from 12-30-13 (commencement of operations) to 8-31-14. 8. Not annualized. 9. Annualized.

Lifestyle II Conservative Portfolio
CLASS R6
02-29-2016[3]	10.13	0.15	[4]	(0.17)	(0.02)	(0.15)	(0.01)	—	(0.16)	9.95	(0.22)[5]	0.62	[6,7]	0.49	[6,7]	2.96	[4,7]	—	[8]	7
08-31-2015	10.49	0.22	[4]	(0.38)	(0.16)	(0.19)	(0.01)	—	(0.20)	10.13	(1.57)	1.08	[6]	0.52	[6]	2.12	[4]	—	[8]	18
08-31-2014[9]	10.00	0.14	[4]	0.41	0.55	(0.06)	—	—	(0.06)	10.49	5.55 [5]	19.53	[6,7]	0.63	[6,7]	1.99	[4,7]	—	[8]	11
CLASS 1
02-29-2016[3]	10.13	0.14	[4]	(0.16)	(0.02)	(0.15)	(0.01)	—	(0.16)	9.95	(0.24)[5]	0.65	[6,7]	0.53	[6,7]	2.82	[4,7]	52		7
08-31-2015	10.49	0.22	[4]	(0.38)	(0.16)	(0.19)	(0.01)	—	(0.20)	10.13	(1.56)	1.07	[6]	0.53	[6]	2.12	[4]	29		18
08-31-2014[9]	10.00	0.09	[4]	0.47	0.56	(0.07)	—	—	(0.07)	10.49	5.57 [5]	18.44	[6,7]	0.58	[6,7]	1.29	[4,7]	2		11
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. 5. Not annualized. 6. Ratios do not include the expenses indirectly incurred from the underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.07%–0.65%, 0.07%–0.68% and 0.08%–0.65% for the periods ended 2-29-16, 8-31-15 and 8-31-14, respectively. 7. Annualized. 8. Less than $500,000. 9. Period from 12-30-13 (commencement of operations) to 8-31-14.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Lifestyle II Growth Portfolio
CLASS R6
02-29-2016[3]	10.25	0.15	[4]	(0.49)	(0.34)	(0.16)	(0.02)	—	(0.18)	9.73	(3.37)[5]	0.32	[6,7]	0.31	[6,7]	2.95	[4,6]	1		6
08-31-2015	10.71	0.09	[4]	(0.41)	(0.32)	(0.13)	(0.01)	—	(0.14)	10.25	(3.04)	0.45	[7]	0.32	[7]	0.84	[4]	1		11
08-31-2014[8]	10.00	0.03	[4]	0.68	0.71	—	—	—	—	10.71	7.10 [5]	6.32	[6,7]	0.44	[6,7]	0.43	[4,6]	—	[9]	21
CLASS 1
02-29-2016[3]	10.24	0.15	[4]	(0.49)	(0.34)	(0.16)	(0.02)	—	(0.18)	9.72	(3.40)[5]	0.36	[6,7]	0.35	[6,7]	2.97	[4,6]	171		6
08-31-2015	10.71	0.13	[4]	(0.45)	(0.32)	(0.14)	(0.01)	—	(0.15)	10.24	(3.05)	0.46	[7]	0.35	[7]	1.19	[4]	116		11
08-31-2014[8]	10.00	0.02	[4]	0.69	0.71	—	—	—	—	10.71	7.10 [5]	5.22	[6,7]	0.39	[6,7]	0.29	[4,6]	10		21
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include the expenses indirectly incurred from the underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.05%–0.65%, 0.07%–0.68% and 0.08%–0.65% for the periods ended 2-29-16, 8-31-15 and 8-31-14, respectively. 8. Period from 12-30-13 (commencement of operations) to 8-31-14. 9. Less than $500,000.

Lifestyle II Moderate Portfolio
CLASS R6
02-29-2016[3]	10.12	0.15	[4]	(0.28)	(0.13)	(0.16)	(0.02)	—	(0.18)	9.81	(1.33)[8]	0.52	[5,9]	0.43	[5,9]	3.07	[4,9]	1		3
08-31-2015	10.55	0.22	[4]	(0.45)	(0.23)	(0.19)	(0.01)	—	(0.20)	10.12	(2.25)	0.79	[5]	0.45	[5]	2.14	[4]	1		16
08-31-2014[6]	10.00	0.11	[4]	0.49	0.60	(0.05)	—	—	(0.05)	10.55	5.97 [8]	16.64	[5,9]	0.57	[5,9]	1.54	[4,9]	—	[7]	6
CLASS 1
02-29-2016[3]	10.12	0.15	[4]	(0.28)	(0.13)	(0.16)	(0.02)	—	(0.18)	9.81	(1.35)[8]	0.56	[5,9]	0.47	[5,9]	3.02	[4,9]	59		3
08-31-2015	10.54	0.21	[4]	(0.43)	(0.22)	(0.19)	(0.01)	—	(0.20)	10.12	(2.15)	0.81	[5]	0.47	[5]	1.99	[4]	43		16
08-31-2014[6]	10.00	0.09	[4]	0.50	0.59	(0.05)	—	—	(0.05)	10.54	5.90 [8]	15.54	[5,9]	0.52	[5,9]	1.32	[4,9]	2		6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. 5. Ratios do not include expenses indirectly incurred from the underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.05%–0.65%, 0.07%–0.68%, and 0.08%–0.65% for the periods ended 2-29-16, 8-31-15, and 8-31-14, respectively. 6. Period from 12-30-13 (commencement of operations) to 8-31-14. 7. Less than $500,000. 8. Not annualized. 9. Annualized.

Mid Cap Stock Fund
CLASS 1
02-29-2016[3]	20.57	(0.03)		(2.23)	(2.26)	—	(2.28)	—	(2.28)	16.03	(12.48)[4]	0.92	[5]	0.91	[5]	(0.33)[5]		310		44
08-31-2015	22.57	(0.06)		1.03	0.97	—	(2.97)	—	(2.97)	20.57	4.81	0.91		0.91		(0.29)		366		79
08-31-2014	21.40	(0.09)		3.97	3.88	—	(2.71)	—	(2.71)	22.57	19.04	0.92		0.91		(0.43)		361		107
08-31-2013	17.68	0.01		4.40	4.41	—	(0.69)	—	(0.69)	21.40	25.79	0.92		0.92		0.07		338		121
08-31-2012	16.79	(0.06)		1.71	1.65	—	(0.76)	—	(0.76)	17.68	10.62	0.92		0.92		(0.33)		311		120
08-31-2011	13.61	(0.06)		3.24	3.18	—	—	—	—	16.79	23.37	0.93		0.93		(0.33)		338		120
CLASS NAV
02-29-2016[3]	20.71	(0.03)		(2.25)	(2.28)	—	(2.28)	—	(2.28)	16.15	(12.45)[4]	0.87	[5]	0.86	[5]	(0.28)[5]		1,067		44
08-31-2015	22.69	(0.05)		1.04	0.99	—	(2.97)	—	(2.97)	20.71	4.83	0.86		0.86		(0.24)		1,195		79
08-31-2014	21.49	(0.08)		3.99	3.91	—	(2.71)	—	(2.71)	22.69	19.10	0.87		0.86		(0.38)		1,328		107
08-31-2013	17.74	0.02		4.42	4.44	—	(0.69)	—	(0.69)	21.49	25.88	0.87		0.87		0.11		1,145		121
08-31-2012	16.84	(0.05)		1.71	1.66	—	(0.76)	—	(0.76)	17.74	10.65	0.87		0.87		(0.28)		687		120
08-31-2011	13.64	(0.05)		3.25	3.20	—	—	—	—	16.84	23.46	0.88		0.88		(0.28)		518		120
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

Mid Value Fund
CLASS NAV
02-29-2016[3]	15.45	0.10		(0.50)	(0.40)	(0.20)	(1.48)	—	(1.68)	13.37	(3.02)[4]	0.99	[5]	0.93	[5]	1.42	[5]	885		34
08-31-2015	18.20	0.15		(0.72)	(0.57)	(0.14)	(2.04)	—	(2.18)	15.45	(3.55)	1.03		0.97		0.88		957		47
08-31-2014	14.94	0.13		3.75	3.88	(0.09)	(0.53)	—	(0.62)	18.20	26.44	1.04		0.98		0.77		1,085		40
08-31-2013	13.05	0.15		2.50	2.65	(0.17)	(0.59)	—	(0.76)	14.94	21.15	1.04		0.99		1.08		789		35
08-31-2012	13.87	0.13		1.42	1.55	(0.15)	(2.22)	—	(2.37)	13.05	13.60	1.05		0.99		1.02		599		54
08-31-2011	13.11	0.11		1.87	1.98	(0.25)	(0.97)	—	(1.22)	13.87	14.64	1.04		0.99		0.73		389		50
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Real Estate Equity Fund
CLASS NAV
02-29-2016[3]	11.37	0.16	0.55	0.71	(0.18)	(1.27)	—	(1.45)	10.63	5.63 [4]	0.93	[5]	0.89	[5]	2.76 [5]	217	6
08-31-2015	11.53	0.16	0.15	0.31	(0.16)	(0.31)	—	(0.47)	11.37	2.38	0.92		0.88		1.29	229	17
08-31-2014	9.39	0.13	2.16	2.29	(0.15)	—	—	(0.15)	11.53	24.75	0.93		0.88		1.27	260	15
08-31-2013	9.60	0.16	(0.25)	(0.09)	(0.12)	—	—	(0.12)	9.39	(0.98)	0.93		0.88		1.66	213	11
08-31-2012	8.17	0.11	1.45	1.56	(0.13)	—	—	(0.13)	9.60	19.31	0.93		0.89		1.23	206	14
08-31-2011	6.96	0.07	1.23	1.30	(0.09)	—	—	(0.09)	8.17	18.76	0.91		0.87		0.89	181	19
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

Real Estate Securities Fund
CLASS 1
02-29-2016[3]	13.39	0.28	0.89	1.17	(0.27)	(1.41)	—	(1.68)	12.88	8.49 [4]	0.79	[5]	0.78	[5]	4.15 [5]	546	65
08-31-2015	14.68	0.23	(0.15)	0.08	(0.25)	(1.12)	—	(1.37)	13.39	(0.30)	0.79		0.78		1.57	521	169
08-31-2014	13.41	0.26	2.64	2.90	(0.31)	(1.32)	—	(1.63)	14.68	24.28	0.79		0.78		1.89	567	108
08-31-2013	15.26	0.27	(0.48)	(0.21)	(0.26)	(1.38)	—	(1.64)	13.41	(1.60)	0.79		0.79		1.81	507	111
08-31-2012	13.54	0.22	2.39	2.61	(0.18)	(0.71)	—	(0.89)	15.26	20.36	0.79		0.79		1.59	557	93
08-31-2011	11.53	0.16	2.07	2.23	(0.22)	—	—	(0.22)	13.54	19.49	0.79		0.79		1.22	441	93
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

Real Return Bond Fund
CLASS 1
02-29-2016[3]	11.15	(0.04)	0.02	(0.02)	(0.13)	—	—	(0.13)	11.00	(0.20)[4]	0.82	[5]	0.82	[5]	(0.75)[5]	81	28
08-31-2015	11.96	0.04	(0.57)	(0.53)	(0.28)	—	—	(0.28)	11.15	(4.51)	0.83		0.82		0.36	86	52
08-31-2014	11.49	0.25	0.49	0.74	(0.27)	—	—	(0.27)	11.96	6.50	0.81		0.80		2.12	103	40
08-31-2013	13.18	0.25	(1.26)	(1.01)	(0.38)	(0.30)	—	(0.68)	11.49	(8.04)	0.82		0.82		1.99	122	44
08-31-2012[6]	13.12	0.28	0.94	1.22	(0.43)	(0.73)	—	(1.16)	13.18	9.88	0.81		0.81		2.16	172	218
08-31-2011	13.08	0.41	0.69	1.10	(0.56)	(0.50)	—	(1.06)	13.12	9.03	0.80		0.80		3.24	121	400
CLASS NAV
02-29-2016[3]	11.01	(0.04)	0.02	(0.02)	(0.13)	—	—	(0.13)	10.86	(0.19)[4]	0.77	[5]	0.77	[5]	(0.79)[5]	584	28
08-31-2015	11.82	0.07	(0.60)	(0.53)	(0.28)	—	—	(0.28)	11.01	(4.54)	0.78		0.77		0.58	479	52
08-31-2014	11.35	0.26	0.49	0.75	(0.28)	—	—	(0.28)	11.82	6.62	0.76		0.75		2.27	456	40
08-31-2013	13.03	0.26	(1.25)	(0.99)	(0.39)	(0.30)	—	(0.69)	11.35	(8.02)	0.77		0.77		2.08	434	44
08-31-2012[6]	12.98	0.30	0.92	1.22	(0.44)	(0.73)	—	(1.17)	13.03	9.96	0.76		0.76		2.31	510	218
08-31-2011	12.96	0.42	0.67	1.09	(0.57)	(0.50)	—	(1.07)	12.98	9.01	0.75		0.75		3.30	521	400
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 321%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%

Science & Technology Fund
CLASS NAV
02-29-2016[3]	12.56	(0.01)	0.08	0.07	—	(2.86)	—	(2.86)	9.77	(1.81)[4]	1.06	[5]	1.02	[5]	(0.11)[5]	729	58
08-31-2015	14.54	(0.04)	0.06	0.02	—	(2.00)	—	(2.00)	12.56	(0.23)	1.05		1.01		(0.29)	829	113
08-31-2014	11.23	(0.02)	3.59	3.57	(0.01)	(0.25)	—	(0.26)	14.54	32.14	1.05		1.01		(0.17)	1,026	97
08-31-2013[6]	10.00	(0.01)	1.24	1.23	—	—	—	—	11.23	12.30 [4]	1.11	[5]	1.07	[5]	(0.09)[5]	873	45
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 2-14-13 (commencement of operations) to 8-31-13.

Short Term Government Income Fund
CLASS NAV
02-29-2016[3]	9.70	0.04	0.02	0.06	(0.10)	—	—	(0.10)	9.66	0.67 [4]	0.62	[5]	0.62	[5]	0.76 [5]	221	23
08-31-2015	9.79	0.06	0.01	0.07	(0.16)	—	—	(0.16)	9.70	0.76	0.62		0.61		0.61	226	31
08-31-2014	9.79	0.07	0.06	0.13	(0.13)	—	—	(0.13)	9.79	1.36	0.62		0.62		0.67	232	53
08-31-2013	10.07	0.05	(0.17)	(0.12)	(0.16)	—	—	(0.16)	9.79	(1.25)	0.64		0.63		0.49	227	54
08-31-2012	10.14	0.10	0.03	0.13	(0.20)	—	—	(0.20)	10.07	1.26	0.64		0.63		0.99	189	74
08-31-2011	10.25	0.11	0.10	0.21	(0.25)	(0.07)	—	(0.32)	10.14	2.16	0.64		0.63		1.13	140	106
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Growth Fund
CLASS NAV
02-29-2016[3]	9.91	(0.02)	(1.88)	(1.90)	—	(1.26)	—	(1.26)	6.75	(21.12)[4]	1.11	[5]	1.10	[5]	(0.44)[5]	188	48
08-31-2015	11.06	(0.06)	0.22	0.16	—	(1.31)	—	(1.31)	9.91	1.14	1.10		1.09		(0.56)	213	93
08-31-2014	10.22	(0.09)	2.03	1.94	—	(1.10)	—	(1.10)	11.06	19.49	1.11		1.10		(0.83)	240	100
08-31-2013	8.59	(0.03)	2.20	2.17	—	(0.54)	—	(0.54)	10.22	26.90	1.12		1.12		(0.27)	211	122
08-31-2012	10.07	(0.06)	0.81	0.75	—	(2.23)	—	(2.23)	8.59	10.54	1.12		1.12		(0.69)	138	147
08-31-2011	8.91	(0.07)	2.30	2.23	—	(1.07)	—	(1.07)	10.07	24.62	1.12		1.12		(0.64)	150	144
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

Small Company Growth Fund
CLASS NAV
02-29-2016[3]	19.94	0.05	(2.36)	(2.31)	—	(2.04)	—	(2.04)	15.59	(12.51)[4]	1.06	[5]	1.05	[5]	0.53 [5]	166	25
08-31-2015	21.16	(0.07)	1.14	1.07	—	(2.29)	—	(2.29)	19.94	5.26	1.05		1.04		(0.32)	188	30
08-31-2014	18.26	(0.03)	3.86	3.83	—	(0.93)	—	(0.93)	21.16	21.25	1.06		1.05		(0.14)	204	33
08-31-2013	14.76	0.02	3.98	4.00	(0.03)	(0.47)	—	(0.50)	18.26	27.81	1.07		1.07		0.13	176	30
08-31-2012	13.04	(0.01)	1.73	1.72	—	—	—	—	14.76	13.19	1.08		1.08		(0.09)	105	32
08-31-2011	10.46	(0.06)	2.64	2.58	—	—	—	—	13.04	24.67	1.07		1.07		(0.44)	109	46
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

Small Company Value Fund
CLASS 1
02-29-2016[3]	32.83	0.14	(1.22)	(1.08)	(0.30)	(7.95)	—	(8.25)	23.50	(4.57)[4]	1.14	[5]	1.08	[5]	0.94 [5]	72	18
08-31-2015	37.30	0.30	(1.53)	(1.23)	(0.23)	(3.01)	—	(3.24)	32.83	(3.69)	1.13		1.07		0.87	85	31
08-31-2014	32.79	0.15	4.60	4.75	(0.05)	(0.19)	—	(0.24)	37.30	14.48	1.12		1.06		0.42	110	20
08-31-2013	27.07	0.30	5.98	6.28	(0.56)	—	—	(0.56)	32.79	23.51	1.13		1.07		0.98	118	10
08-31-2012	24.29	0.21	2.78	2.99	(0.21)	—	—	(0.21)	27.07	12.37	1.13		1.08		0.79	109	6
08-31-2011	20.19	0.11	4.12	4.23	(0.13)	—	—	(0.13)	24.29	20.91	1.12		1.07		0.42	112	13
CLASS NAV
02-29-2016[3]	32.82	0.14	(1.22)	(1.08)	(0.32)	(7.95)	—	(8.27)	23.47	(4.58)[4]	1.09	[5]	1.03	[5]	0.99 [5]	178	18
08-31-2015	37.28	0.32	(1.52)	(1.20)	(0.25)	(3.01)	—	(3.26)	32.82	(3.61)	1.08		1.02		0.93	198	31
08-31-2014	32.77	0.17	4.60	4.77	(0.07)	(0.19)	—	(0.26)	37.28	14.54	1.07		1.01		0.47	281	20
08-31-2013	27.05	0.32	5.98	6.30	(0.58)	—	—	(0.58)	32.77	23.58	1.08		1.02		1.03	236	10
08-31-2012	24.27	0.22	2.78	3.00	(0.22)	—	—	(0.22)	27.05	12.42	1.08		1.03		0.85	213	6
08-31-2011	20.17	0.12	4.12	4.24	(0.14)	—	—	(0.14)	24.27	20.97	1.07		1.02		0.48	218	13
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

Strategic Equity Allocation Fund
CLASS NAV
02-29-2016[3]	12.88	0.09	(0.67)	(0.58)	(0.21)	(0.55)	—	(0.76)	11.54	(4.93)[4]	0.67	[5]	0.53	[5]	1.51 [5]	6,161	25
08-31-2015	13.96	0.23	(0.72)	(0.49)	(0.24)	(0.35)	—	(0.59)	12.88	(3.71)	0.66		0.53		1.67	6,118	32
08-31-2014	11.82	0.23	2.31	2.54	(0.20)	(0.20)	—	(0.40)	13.96	21.80	0.66		0.52		1.79	5,942	19
08-31-2013	10.21	0.21	1.54	1.75	(0.13)	(0.01)	—	(0.14)	11.82	17.28	0.66		0.50		1.84	4,417	10
08-31-2012[6]	10.00	0.07	0.14	0.21	—	—	—	—	10.21	2.10 [4]	0.68	[5]	0.51	[5]	1.93 [5]	3,135	6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 4-13-12 (commencement of operations) to 8-31-12.

Total Return Fund
CLASS NAV
02-29-2016[3]	13.67	0.12	(0.07)	0.05	(0.35)	(0.09)	—	(0.44)	13.28	0.27 [4]	0.72	[5]	0.69	[5]	1.79 [5]	1,795	11
08-31-2015	13.96	0.28	(0.09)	0.19	(0.45)	(0.03)	—	(0.48)	13.67	1.46	0.71		0.68		2.06	1,849	63
08-31-2014	13.68	0.22	0.52	0.74	(0.27)	(0.19)	—	(0.46)	13.96	5.52	0.72		0.69		1.56	2,178	130
08-31-2013	14.65	0.23	(0.44)	(0.21)	(0.43)	(0.33)	—	(0.76)	13.68	(1.56)	0.74		0.73		1.61	2,226	205
08-31-2012[6]	14.07	0.33	0.68	1.01	(0.37)	(0.06)	—	(0.43)	14.65	7.37	0.73		0.73		2.37	2,034	193
08-31-2011	15.00	0.31	0.03	0.34	(0.57)	(0.70)	—	(1.27)	14.07	2.49	0.73		0.73		2.16	1,920	417
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update 2011-3, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 274%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.005, the ratio of net investment income to average net assets by 0.01% and the ratio of expenses to average net assets by 0.005%

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations		Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
U.S. High Yield Bond Fund
CLASS 1
02-29-2016[3]	11.20	0.36	(1.13)	(0.77)	(0.40)	—	—	(0.40)	10.03	(7.00)[4]	0.84	[5]	0.84	[5]	6.74	[5]	72	15
08-31-2015	12.59	0.66	(0.82)	(0.16)	(0.75)	(0.48)	—	(1.23)	11.20	(1.29)	0.83		0.82		5.61		87	40
08-31-2014	12.49	0.70	0.44	1.14	(0.80)	(0.24)	—	(1.04)	12.59	9.60	0.82		0.81		5.59		95	54
08-31-2013	12.83	0.76	(0.16)	0.60	(0.79)	(0.15)	—	(0.94)	12.49	4.78	0.81		0.81		5.95		92	61
08-31-2012	12.49	0.85	0.57	1.42	(0.90)	(0.18)	—	(1.08)	12.83	12.11	0.82		0.82		6.86		95	38
08-31-2011	12.62	0.91	(0.07)	0.84	(0.97)	—	—	(0.97)	12.49	6.77	0.82		0.82		7.11		67	53
CLASS NAV
02-29-2016[3]	11.19	0.36	(1.12)	(0.76)	(0.41)	—	—	(0.41)	10.02	(6.98)[4]	0.79	[5]	0.79	[5]	6.79	[5]	213	15
08-31-2015	12.58	0.67	(0.82)	(0.15)	(0.76)	(0.48)	—	(1.24)	11.19	(1.24)	0.78		0.77		5.65		261	40
08-31-2014	12.48	0.71	0.44	1.15	(0.81)	(0.24)	—	(1.05)	12.58	9.66	0.77		0.76		5.64		391	54
08-31-2013	12.82	0.77	(0.16)	0.61	(0.80)	(0.15)	—	(0.95)	12.48	4.84	0.76		0.76		6.00		605	61
08-31-2012	12.48	0.86	0.57	1.43	(0.91)	(0.18)	—	(1.09)	12.82	12.18	0.77		0.77		6.91		564	38
08-31-2011	12.62	0.92	(0.08)	0.84	(0.98)	—	—	(0.98)	12.48	6.74	0.77		0.77		7.17		458	53
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

Value Fund
CLASS NAV
02-29-2016[3]	11.64	0.04	(1.60)	(1.56)	(0.06)	(0.90)	—	(0.96)	9.12	(14.24)[4]	0.74	[5]	0.73	[5]	0.74	[5]	335	16
08-31-2015	12.91	0.07	(0.40)	(0.33)	(0.07)	(0.87)	—	(0.94)	11.64	(2.84)	0.73		0.72		0.54		370	27
08-31-2014	11.04	0.07	2.51	2.58	(0.06)	(0.65)	—	(0.71)	12.91	24.03	0.74		0.73		0.54		422	45
08-31-2013	10.01	0.09	2.30	2.39	(0.13)	(1.23)	—	(1.36)	11.04	26.46	0.78		0.77		0.88		308	42
08-31-2012	9.37	0.10	1.50	1.60	(0.10)	(0.86)	—	(0.96)	10.01	18.28	0.79		0.79		1.05		145	22
08-31-2011	8.59	0.09	1.35	1.44	(0.07)	(0.59)	—	(0.66)	9.37	16.42	0.80		0.79		0.88		160	41
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-16. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), thirty six of which are presented in this report.

The funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporate (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the funds invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C.

Total Return Fund liquidated Class 1 shares on October 16, 2015.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation.  Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (E.T). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the funds’ Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M., ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 29, 2016, all investments for All Cap Core Fund, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio, Lifestyle II Moderate Portfolio and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

All investments of Real Estate Securities Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

All investments of Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds which are categorized as Level 2.

All investments of Short Term Government Income Fund are categorized as Level 2.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

All investments of Core Bond Fund are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

All investments of Asia Pacific Total Return Bond Fund are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

All investments of Investment Quality Bond Fund are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures which are categorized as Level 1.

All investments of U.S. High Yield Bond Fund are categorized as Level 2 under the hierarchy described above, except for preferred securities, securities lending collateral and money market funds which are categorized as Level 1.

The following is a summary of the values by input classification of the remaining funds’ investments as of February 29, 2016, by major security category or type:

	Total Value at 2-29-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Fund
U.S. Government and Agency obligations	$576,170,511	—	$576,170,511	—
Foreign government obligations	2,036,940	—	2,036,940	—
Corporate bonds	684,741,356	—	684,741,356	—
Capital preferred securities	10,439,247	—	10,439,247	—
Term loans	3,492,586	—	3,492,586	—
Convertible bonds	681,569	—	681,569	—
Municipal bonds	3,299,679	—	3,299,679	—
Collateralized mortgage obligations	282,831,726	—	282,831,726	—
Asset backed securities	190,082,262	—	190,082,262	—
Preferred securities	8,598,697	$7,385,512	1,213,185	—
Escrow certificates	89,040	—	89,040	—
Securities lending collateral	6,952,747	6,952,747	—	—
Short-term investments	194,402,065	163,336,065	31,066,000	—
Total investments in securities	$1,963,818,425	$177,674,324	$1,786,144,101	—
Other financial instruments:
Forward foreign currency contracts	$199	—	$199	—

Alpha Opportunities Fund
Common stocks
Consumer discretionary	$175,546,346	$164,088,539	$11,028,575	$429,232
Consumer staples	108,912,165	84,394,722	24,517,443	—
Energy	69,462,262	68,830,503	631,759	—
Financials	240,272,824	227,857,697	12,146,754	268,373
Health care	231,915,166	218,168,706	13,746,460	—
Industrials	218,713,216	214,090,963	4,622,253	—
Information technology	215,659,591	201,646,488	14,013,103	—
Materials	59,286,713	50,943,480	8,343,233	—
Telecommunication services	6,635,956	6,635,956	—	—
Utilities	26,956,911	26,956,911	—	—
Preferred securities	27,246,280	—	—	27,246,280
Corporate bonds	117,343	—	—	117,343
Securities lending collateral	69,110,274	69,110,274	—	—
Short-term investments	57,700,000	—	57,700,000	—
Total investments in securities	$1,507,535,047	$1,332,724,239	$146,749,580	$28,061,228
Other financial instruments:
Forward foreign currency contracts	($777,958)	—	($777,958)	—

Capital Appreciation Fund
Common stocks
Consumer discretionary	$603,631,385	$547,616,879	$56,014,506	—
Consumer staples	88,105,072	88,105,072	—	—
Energy	27,230,204	27,230,204	—	—
Financials	54,947,864	54,947,864	—	—
Health care	302,142,673	302,142,673	—	—
Industrials	35,281,984	35,281,984	—	—
Information technology	723,491,150	682,326,431	41,164,719	—
Materials	15,847,059	15,847,059	—	—
Securities lending collateral	76,882,261	76,882,261	—	—
Short-term investments	45,537,000	—	45,537,000	—
Total investments in securities	$1,973,096,652	$1,830,380,427	$142,716,225	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-29-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Fund
Common stocks
Consumer discretionary	$123,234,214	$118,180,393	$5,053,821	—
Consumer staples	67,151,160	63,815,851	3,335,309	—
Energy	19,391,456	19,391,456	—	—
Financials	223,942,469	223,942,469	—	—
Health care	294,630,047	294,630,047	—	—
Industrials	199,850,878	195,706,956	4,143,922	—
Information technology	169,114,475	169,114,475	—	—
Telecommunication services	8,416,743	8,416,743	—	—
Utilities	35,859,661	35,859,661	—	—
Preferred securities	40,778,214	40,778,214	—	—
Corporate bonds	375,951,717	—	375,951,717	—
Term loans	100,017,870	—	100,017,870	—
Short-term investments	259,928,013	259,928,013	—	—
Total investments in securities	$1,918,266,917	$1,429,764,278	$488,502,639	—
Other financial instruments:
Written options	($3,923,478)	($66,767)	($3,856,711)	—

Fundamental Global Franchise Fund
Common stocks
Belgium	$8,176,993	—	$8,176,993	—
France	24,679,831	—	24,679,831	—
Germany	12,184,447	—	12,184,447	—
Ireland	16,429,417	—	16,429,417	—
Netherlands	25,699,156	—	25,699,156	—
South Korea	11,036,554	—	11,036,554	—
Switzerland	15,491,812	—	15,491,812	—
United Kingdom	62,386,724	—	62,386,724	—
United States	228,292,890	$228,292,890	—	—
Short-term investments	16,682,266	16,682,266	—	—
Total investments in securities	$421,060,090	$244,975,156	$176,084,934	—

Global Bond Fund
Foreign government obligations	$168,982,414	—	$168,982,414	—
Corporate bonds	108,959,129	—	108,959,129	—
Municipal bonds	572,100	—	572,100	—
U.S. Government and Agency obligations	80,746,008	—	80,746,008	—
Collateralized mortgage obligations	70,109,968	—	70,109,968	—
Asset backed securities	6,887,941	—	6,887,941	—
Common stocks	24,902	$24,902	—	—
Preferred securities	138,570	138,570	—	—
Escrow shares	625,980	—	625,980	—
Purchased options	431,685	5,289	426,396	—
Short-term investments	48,682,279	—	48,682,279	—
Total investments in securities	$486,160,976	$168,761	$485,992,215	—
Sale commitments outstanding	($39,333,654)	—	($39,333,654)	—
Other financial instruments:
Futures	$1,396,925	$1,396,925	—	—
Forward foreign currency contracts	($1,016,617)	—	($1,016,617)	—
Written options	($842,804)	($83,644)	($759,160)	—
Inflation swaps	$211,396	—	$211,396	—
Interest rate swaps	($9,431,291)	—	($9,431,291)	—
Credit default swaps	($1,015,860)	—	($1,015,860)	—
Volatility swaps	$7,989	—	$7,989	—
Currency swaps	$1,404,887	—	$1,404,887	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-29-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Real Estate Fund
Common stocks
Australia	$13,768,187	—	$13,768,187	—
Canada	3,134,387	$3,134,387	—	—
Finland	1,098,345	—	1,098,345	—
France	8,470,929	—	8,470,929	—
Germany	8,014,157	—	8,014,157	—
Hong Kong	13,441,685	—	13,441,685	—
Ireland	1,662,813	—	1,662,813	—
Japan	27,236,211	—	27,236,211	—
Malta	245,530	—	—	$245,530
Netherlands	1,156,037	—	1,156,037	—
Singapore	3,718,091	—	3,718,091	—
Sweden	2,108,182	—	2,108,182	—
Switzerland	2,219,094	—	2,219,094	—
United Kingdom	12,463,065	—	12,463,065	—
United States	118,734,896	118,734,896	—	—
Short-term investments	3,336,379	3,336,379	—	—
Total investment in securities	$220,807,988	$125,205,662	$95,356,796	$245,530

Health Sciences Fund
Common stocks
Consumer discretionary	$565,873	—	—	$565,873
Consumer staples	5,329,827	$5,222,445	$107,382	—
Financials	488,169	488,169	—	—
Health care	187,256,691	181,430,321	5,036,833	789,537
Industrials	425,541	425,541	—	—
Information technology	1,234,848	1,234,848	—	—
Preferred securities
Consumer discretionary	369,143	—	—	369,143
Health care	779,785	566,533	—	213,252
Information technology	246,029	—	—	246,029
Convertible bonds	228,126	—	228,126	—
Rights	13,000	13,000	—	—
Short-term investments	4,935,821	4,935,821	—	—
Total investments in securities	$201,872,853	$194,316,678	$5,372,341	$2,183,834
Other financial instruments:
Written options	($34,335)	($34,335)	—	—

High Yield Fund
Foreign government obligations	$2,077,165	—	$2,077,165	—
Corporate bonds	401,872,756	—	398,709,016	$3,163,740
Convertible bonds	1,885,643	—	675,371	1,210,272
Term loans	24,280,766	—	24,280,766	—
Collateralized mortgage obligations	2,282,097	—	2,282,097	—
Common stocks	11,273,824	$6,342,126	—	4,931,698
Preferred securities	6,041,638	5,980,090	61,548	—
Securities lending collateral	8,790,329	8,790,329	—	—
Short-term investments	2,398,037	2,398,037	—	—
Total investments in securities	$460,902,255	$23,510,582	$428,085,963	$9,305,710
Other financial instruments:
Futures	($108,432)	($108,432)	—	—
Forward foreign currency contracts	$285,995	—	$285,995	—
Credit default swaps	($2,719)	—	($2,719)	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-29-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Opportunities Fund
Common stocks
Argentina	$9,514,255	$9,514,255	—	—
China	156,164,977	108,748,772	$47,416,205	—
Denmark	34,535,089	—	34,535,089	—
France	38,181,145	—	38,181,145	—
Germany	28,586,258	—	28,586,258	—
Hong Kong	37,903,226	—	37,903,226	—
Ireland	13,091,665	—	13,091,665	—
Italy	23,691,523	—	23,691,523	—
Japan	92,331,525	—	92,331,525	—
Netherlands	13,739,853	—	13,739,853	—
Norway	8,041,199	—	8,041,199	—
Portugal	4,207,966	—	4,207,966	—
South Korea	21,605,543	—	21,605,543	—
Spain	57,641,213	—	57,641,213	—
Sweden	64,488,543	—	64,488,543	—
Switzerland	29,848,163	—	29,848,163	—
Turkey	3,710,455	—	3,710,455	—
United Kingdom	101,364,271	—	101,364,271	—
Rights	116,456	116,456	—	—
Short-term investments	3,577,703	3,577,703	—	—
Total investments in securities	$742,341,028	$121,957,186	$620,383,842	—

International Growth Stock Fund
Common stocks
Australia	$30,433,817	—	$30,433,817	—
Belgium	9,483,720	—	9,483,720	—
Brazil	13,325,143	$13,325,143	—	—
Canada	57,283,182	57,283,182	—	—
China	20,637,235	12,389,818	8,247,417	—
Denmark	19,101,585	—	19,101,585	—
France	22,322,430	—	22,322,430	—
Germany	59,959,601	—	59,959,601	—
Hong Kong	24,576,780	—	24,576,780	—
Israel	18,580,908	18,580,908	—	—
Japan	55,629,055	—	55,629,055	—
Mexico	17,515,997	17,515,997	—	—
Netherlands	9,908,591	—	9,908,591	—
Singapore	22,602,572	14,436,473	8,166,099	—
South Korea	7,410,135	—	7,410,135	—
Spain	8,818,368	—	8,818,368	—
Sweden	33,163,976	—	33,163,976	—
Switzerland	58,561,729	—	58,561,729	—
Taiwan	15,448,511	—	15,448,511	—
Thailand	10,290,830	—	10,290,830	—
Turkey	6,976,461	—	6,976,461	—
United Kingdom	154,792,476	—	154,792,476	—
Short-term investments	45,196,987	45,196,987	—	—
Total investments in securities	$722,020,089	$178,728,508	$543,291,581	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-29-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Cap Fund
Common stocks
Austria	$8,056,412	—	$8,056,412	—
Belgium	13,232,805	—	13,232,805	—
Brazil	9,513,311	$9,513,311	—	—
Canada	47,800,261	47,800,261	—	—
China	22,417,235	—	22,417,235	—
Finland	27,810,529	—	27,810,529	—
France	3,938,207	—	3,938,207	—
Germany	39,300,681	—	39,300,681	—
Hong Kong	48,442,743	—	48,442,743	—
India	6,744,580	—	6,744,580	—
Italy	17,322,485	—	17,322,485	—
Japan	120,917,761	—	120,917,761	—
Netherlands	44,872,496	—	44,872,496	—
Norway	11,480,049	—	11,480,049	—
Singapore	510,384	—	—	$510,384
South Korea	46,450,426	—	46,450,426	—
Spain	14,626,279	—	14,626,279	—
Sweden	17,748,856	—	17,748,856	—
Switzerland	21,765,384	9,750,800	12,014,584	—
Taiwan	43,160,654	—	43,160,654	—
United Kingdom	100,236,781	7,683,798	92,552,983	—
Preferred securities
Brazil	4,079,984	4,079,984	—	—
Germany	4,485,757	—	4,485,757	—
Exchange-traded funds	10,701,975	10,701,975	—	—
Securities lending collateral	48,369,901	48,369,901	—	—
Short-term investments	25,200,000	25,200,000	—	—
Total investments in securities	$759,185,936	$163,100,030	$595,575,522	$510,384

International Value Fund
Common stocks
Australia	$19,757,174	—	$19,757,174	—
Belgium	10,069,341	—	10,069,341	—
Brazil	12,521,259	$12,521,259	—	—
Canada	109,242,068	109,242,068	—	—
China	87,249,923	23,544,322	63,705,601	—
France	147,607,169	—	147,607,169	—
Germany	117,522,474	—	117,522,474	—
Hong Kong	71,647,217	—	71,647,217	—
India	15,112,509	—	15,112,509	—
Israel	32,879,894	32,879,894	—	—
Italy	35,127,522	—	35,127,522	—
Japan	95,835,417	—	95,835,417	—
Netherlands	99,259,662	—	99,259,662	—
Norway	232,936	—	232,936	—
Russia	3,973,035	3,973,035	—	—
Singapore	11,263,727	—	11,263,727	—
South Africa	4,850,629	—	4,850,629	—
South Korea	174,824,046	33,530,896	141,293,150	—
Spain	7,968,578	—	7,968,578	—
Sweden	9,939,847	—	9,939,847	—
Switzerland	122,987,631	—	122,987,631	—
Taiwan	18,120,338	—	18,120,338	—
Thailand	16,576,401	—	16,576,401	—
United Kingdom	226,749,524	—	226,749,524	—
United States	36,327,159	36,327,159	—	—
Securities lending collateral	69,595,617	69,595,617	—	—
Short-term investments	13,100,000	13,100,000	—	—
Total investments in securities	$1,570,341,097	$334,714,250	$1,235,626,847	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-29-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Fund
Common stocks
Consumer discretionary	$233,624,244	$210,405,748	$20,531,590	$2,686,906
Consumer staples	68,738,885	68,738,885	—	—
Energy	37,935,432	37,935,432	—	—
Financials	107,014,021	93,188,863	12,222,058	1,603,100
Health care	302,280,201	269,126,798	33,153,403	—
Industrials	134,020,959	134,020,959	—	—
Information technology	278,156,401	272,942,738	5,213,663	—
Materials	11,972,195	11,972,195	—	—
Preferred securities	127,834,672	—	—	127,834,672
Corporate bonds	803,899	—	—	803,899
Securities lending collateral	102,938,079	102,938,079	—	—
Short-term investments	51,100,000	—	51,100,000	—
Total investments in securities	$1,456,418,988	$1,201,269,697	$122,220,714	$132,928,577

Mid Value Fund
Common stocks
Consumer discretionary	$99,334,554	$90,429,231	$8,905,323	—
Consumer staples	89,568,959	81,641,077	7,927,882	—
Energy	87,221,796	87,221,796	—	—
Financials	226,217,517	223,116,976	3,100,541	—
Health care	82,968,336	82,968,336	—	—
Industrials	80,329,743	80,329,743	—	—
Information technology	33,729,391	33,729,391	—	—
Materials	83,259,477	83,259,477	—	—
Telecommunication services	6,179,160	6,179,160	—	—
Utilities	31,353,268	31,353,268	—	—
Securities lending collateral	19,615,884	19,615,884	—	—
Short-term investments	68,267,579	68,267,579	—	—
Total investments in securities	$908,045,664	$888,111,918	$19,933,746	—

Real Return Bond Fund
U.S. Government and Agency obligations	$752,198,551	—	$752,198,551	—
Foreign government obligations	25,666,685	—	25,666,685	—
Corporate bonds	55,635,801	—	55,635,801	—
Municipal bonds	544,670	—	544,670	—
Collateralized mortgage obligations	21,143,898	—	21,143,898	—
Asset backed securities	27,822,976	—	27,822,976	—
Common stocks	6,997	$6,997	—	—
Purchased options	1,093,952	7,581	1,086,371	—
Short-term investments	912,864	—	912,864	—
Total investments in securities	$885,026,394	$14,578	$885,011,816	—
Other financial instruments:
Futures	$24,961	$24,961	—	—
Forward foreign currency contracts	$2,415,139	—	$2,415,139	—
Written options	($2,066,386)	($62,417)	($2,003,969)	—
Inflation swaps	($2,340,697)	—	($2,340,697)	—
Interest rate swaps	($7,968,758)	—	($7,968,758)	—
Credit default swaps	($396,957)	—	($396,957)	—

Science & Technology Fund
Common stocks
Consumer discretionary	$120,067,002	$119,962,456	—	$104,546
Financials	4,862,603	4,862,603	—	—
Health care	17,359,907	17,359,907	—	—
Industrials	2,458,144	2,458,144	—	—
Information technology	514,975,656	464,583,148	$34,768,074	15,624,434
Telecommunication services	26,742,428	16,123,106	10,619,322	—
Preferred securities	3,514,142	—	—	3,514,142
Securities lending collateral	34,203,452	34,203,452	—	—
Short-term investments	43,967,218	14,634,218	29,333,000	—
Total investments in securities	$768,150,552	$674,187,034	$74,720,396	$19,243,122

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-29-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Growth Fund
Common stocks
Consumer discretionary	$28,583,125	$28,121,123	$462,002	—
Consumer staples	2,622,779	705,560	1,917,219	—
Energy	3,364,829	3,364,829	—	—
Financials	20,248,376	20,248,376	—	—
Health care	30,921,787	30,921,787	—	—
Industrials	24,409,570	24,409,570	—	—
Information technology	54,958,521	54,147,961	518,992	$291,568
Materials	7,115,072	7,115,072	—	—
Preferred securities	5,019,990	—	—	5,019,990
Exchange-traded funds	2,513,973	2,513,973	—	—
Securities lending collateral	12,631,898	12,631,898	—	—
Short-term investments	9,600,000	—	9,600,000	—
Total investments in securities	$201,989,920	$184,180,149	$12,498,213	$5,311,558

Small Company Growth Fund
Common stocks
Consumer discretionary	$27,304,972	$27,304,972	—	—
Consumer staples	3,774,167	3,774,167	—	—
Energy	2,781,867	2,781,867	—	—
Financials	13,778,166	13,778,166	—	—
Health care	37,953,964	36,198,069	$1,755,895	—
Industrials	24,029,036	24,029,036	—	—
Information technology	44,942,290	44,942,290	—	—
Materials	4,109,531	4,109,531	—	—
Telecommunication services	2,298,141	2,298,141	—	—
Securities lending collateral	1,362,567	1,362,567	—	—
Short-term investments	5,943,421	5,943,421	—	—
Total investments in securities	$168,278,122	$166,522,227	$1,755,895	—

Strategic Equity Allocation Fund
Common stocks
Consumer discretionary	$772,517,588	$552,191,771	$220,325,817	—
Consumer staples	571,811,101	374,163,631	197,361,343	$286,127
Energy	263,985,084	184,244,223	79,740,861	—
Financials	1,170,830,773	747,826,352	422,830,777	173,644
Health care	734,474,060	552,720,119	181,724,161	29,780
Industrials	676,628,654	458,555,559	218,073,095	—
Information technology	936,659,602	802,664,910	133,841,337	153,355
Materials	245,898,834	135,024,027	110,874,807	—
Telecommunication services	204,432,158	110,326,704	94,078,553	26,901
Utilities	183,758,886	117,956,055	65,802,831	—
Preferred securities
Consumer discretionary	5,150,413	285,332	4,865,081	—
Consumer staples	2,870,919	190,072	2,680,847	—
Energy	594,265	594,265	—	—
Financials	5,657,477	5,657,477	—	—
Information technology	1,785,759	—	1,785,759	—
Materials	1,607,838	884,342	723,496	—
Telecommunication services	451,431	451,431	—	—
Utilities	341,775	341,775	—	—
Exchange-traded funds	38,805,060	38,805,060	—	—
Rights	6,401	6,390	11	—
Warrants	3,149	3,137	12	—
Securities lending collateral	95,618,262	95,618,262	—	—
Short-term investments	384,720,000	—	384,720,000	—
Total investments in securities	$6,298,609,489	$4,178,510,894	$2,119,428,788	$669,807
Other financial instruments:
Futures	($6,600,611)	($6,600,611)	—	—
Forward foreign currency contracts	($620,573)	—	($620,573)	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-29-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
U.S. Government and Agency obligations	$1,324,547,567	—	$1,324,547,567	—
Foreign government obligations	27,882,721	—	27,882,721	—
Corporate bonds	452,795,744	—	451,508,515	$1,287,229
Term loans	14,212,008	—	14,212,008	—
Capital preferred securities	2,792,440	—	2,792,440	—
Municipal bonds	84,465,020	—	84,465,020	—
Collateralized mortgage obligations	244,661,321	—	244,661,321	—
Asset backed securities	79,791,162	—	79,791,162	—
Preferred securities	29,868,000	$22,968,000	6,900,000	—
Purchased options	1,456,177	4,141	1,452,036	—
Short-term investments	16,392,633	—	16,392,633	—
Total investments in securities	$2,278,864,793	$22,972,141	$2,254,605,423	$1,287,229
Other financial instruments:
Futures	($10,496,824)	($10,496,824)	—	—
Forward foreign currency contracts	$12,522,910	—	$12,522,910	—
Written options	($2,770,473)	($454,533)	($2,315,940)	—
Inflation swaps	($6,605)	—	($6,605)	—
Interest rate swaps	($40,645,735)	—	($40,645,735)	—
Credit default swaps	($4,369,462)	—	($4,369,462)	—

Value Fund
Common stocks
Consumer discretionary	$39,965,657	$39,965,657	—	—
Consumer staples	11,350,438	11,350,438	—	—
Energy	19,012,576	15,926,520	$3,086,056	—
Financials	87,404,729	87,404,729	—	—
Health care	32,480,437	32,480,437	—	—
Industrials	56,843,494	56,843,494	—	—
Information technology	37,442,713	37,442,713	—	—
Materials	22,335,159	22,335,159	—	—
Telecommunication services	8,904,410	8,904,410	—	—
Utilities	10,736,087	10,736,087	—	—
Short-term investments	8,462,874	8,462,874	—	—
Total investments in securities	$334,938,574	$331,852,518	$3,086,056	—

For the Emerging Markets Fund, Health Sciences Fund and International Value Fund, securities with market values of approximately $35,337,000, $3,672,000 and $57,002,000, respectively, at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Fund
	Common Stocks	Preferred Securities	Corporate Bonds	Totals
Balance as of 8-31-15	$1,892,826	$28,732,696	—	$30,625,522
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(874,575)	69,966	—	(804,609)
Purchases	—	—	$117,343	117,343
Sales	—	—	—	—
Transfers into Level 3	—	320,646	—	320,646
Transfers out of Level 3	(320,646)	(1,877,028)	—	(2,197,674)
Balance as of 2-29-16	$697,605	$27,246,280	$117,343	$28,061,228
Change in unrealized at period end*	$75,770	$165,941	—	$241,711

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Health Sciences Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-15	$971,795	$2,230,858	$3,202,653
Realized gain (loss)	—	(1)	(1)
Change in unrealized appreciation (depreciation)	116,862	(203,737)	(86,875)
Purchases	616,051	199,899	815,950
Sales	—	(1,398,595)	(1,398,595)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(349,298)	—	(349,298)
Balance as of 2-29-16	$1,355,410	$828,424	$2,183,834
Change in unrealized at period end*	$116,862	($203,737)	($86,875)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

High Yield Fund
	Corporate Bonds	Convertible Bonds	Common Stocks	Totals
Balance as of 8-31-15	$3,318,855	—	$7,814,804	$11,133,659
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(338,222)	($315,043)	(3,001,384)	(3,654,649)
Purchases	183,107	103,875	118,278	405,260
Sales	—	—	—	—
Transfers into Level 3	—	1,421,440	—	1,421,440
Transfers out of Level 3	—	—	—	—
Balance as of 2-29-16	$3,163,740	$1,210,272	$4,931,698	$9,305,710
Change in unrealized at period end*	($337,931)	($315,043)	($3,001,384)	($3,654,358)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Mid Cap Stock Fund
	Common Stocks	Preferred Securities	Corporate Bonds	Totals
Balance as of 8-31-15	$11,394,552	$131,264,894	—	$142,659,446
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(5,198,336)	465,639	—	(4,732,697)
Purchases	—	—	803,899	803,899
Sales	—	—	—	—
Transfers into Level 3	—	1,906,210	—	1,906,210
Transfers out of Level 3	(1,906,210)	(5,802,071)	—	(7,708,281)
Balance as of 2-29-16	$4,290,006	$127,834,672	$803,899	$132,928,577
Change in unrealized at period end*	($5,198,336)	$465,639	—	($4,732,697)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Science & Technology Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-15	$17,139,950	$4,057,573	$21,197,523
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	77,954	(1,042,212)	(964,258)
Purchases	—	460,705	460,705
Sales	—	—	—
Transfers into Level 3	—	38,076	38,076
Transfers out of Level 3	(1,488,924)	—	(1,488,924)
Balance as of 2-29-16	$15,728,980	$3,514,142	$19,243,122
Change in unrealized at period end*	$77,954	($1,042,212)	$964,258

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Small Cap Growth Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-15	$322,294	$7,077,612	$7,399,906
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(21,064)	(1,489,719)	(1,510,783)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	9,662	9,662
Transfers out of Level 3	(9,662)	(577,565)	(587,227)
Balance as of 2-29-16	$291,568	$5,019,990	$5,311,558
Change in unrealized at period end*	($21,064)	($1,489,719)	($1,510,783)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The valuation techniques and significant unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the tables below.

Alpha Opportunities Fund

	Fair Value at 2-29-16	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$347,995	Market Approach	Prior / recent transactions	$11.49 – $50.19 (weighted average $41.34)
			Discount	10% – 15% (weighted average 11.1%)
	$349,610	Market Approach	EV to revenue multiple	3.58x
			Discount	10%
	$697,605

Preferred Securities	$6,362,593	Market Approach	EV to revenue multiple	1.05x – 11.70x (weighted average 4.42x)
			Discount	7.5% – 17.5% (weighted average 12.6%)
	$1,197,231	Market Approach	EV to gross profit multiple	6.19x
			Discount	10%
	$2,346,321	Market Approach	EV to revenue multiple	1.00x – 4.23x (weighted average 2.38x)
			Discount	10% – 17.5% (weighted average 13.7%)
			Allocated using OPM – Volatility	40% – 50% (weighted average 44.9%)
	$364,921	Market Approach	Probability weighted expected future price	$2.76
			Discount	32%
	$16,975,214	Market Approach	Prior / recent transactions Discount	$11.49 – $50.19 (weighted average $46.67) 10% – 15% (weighted average 11.5%)
	$27,246,280

Corporate Bonds	$117,343	Market Approach	Prior / recent transactions	$100.00

Total	$28,061,228

Health Sciences Fund

	Fair Value at 2-29-16	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$400,558	Market Approach	Prior / recent transactions	$115.90
	$165,315	Market Approach	Prior / recent transactions	$11.49
			Discount	15%
	$727,278	Market Approach	Expected future value	$0.12 – $1.00 (weighted average $0.58)
			Discount	11.4% – 41.5% (weighted average 25.8%)
	$62,259	Market Approach	Estimated liquidation value	$0.62 – $1.11 (weighted average $0.95)
	$1,355,410

Preferred Securities	$828,424	Market Approach	Prior / recent transactions	$4.82 – $14.01 (weighted average $8.86)
			Discount	15% – 30% (weighted average 19.4%)

Total	$2,183,834

High Yield Fund

	Fair Value at 2-29-16		Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$411,712		Market Approach	Prior / recent transactions	$0.06 – $26.68 (weighted average $3.79)
	$3,336,149		Market Approach	Expected future value	$113.59
				Discount	11.3%
	$817,938		Market Approach	EV/EBITDA multiple	4.29x – 5.01x (weighted average 4.83x)
				Discount	17.5%
	$4,565,799

Corporate Bonds	$3,163,740		Market Approach	Yield spread	440bps – 756bps (weighted average 645.3bps)

Total	$7,729,539	*

*	These amounts exclude valuations provided by a broker, which amounted to $1,576,171

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Mid Cap Stock Fund

	Fair Value at 2-29-16	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$2,084,902	Market Approach	Prior / recent transactions	$11.49 – $50.19 (weighted average $41.25)
			Discount	10% – 15% (weighted average 11.2%)
	$2,205,104	Market Approach	EV to revenue multiple	3.58x
			Discount	10%
	$4,290,006

Preferred Securities	$20,897,818	Market Approach	EV to revenue multiple	1.00x – 4.23x (weighted average 2.08x)
			Discount	10% – 17.5% (weighted average 15%)
			Allocated using OPM – Volatility	40% – 50% (weighted average 43.4%)
	$33,044,596	Market Approach	EV to revenue multiple	1.05x – 6.58x (weighted average 3.97x)
			Discount	7.5% – 17.5% (weighted average 13.1%)
	$7,262,332	Market Approach	EV to gross profit multiple	6.19x
			Discount	10%
	$2,169,417	Market Approach	Probability weighted expected future price	$2.76
			Discount	32%
	$64,460,509	Market Approach	Prior / recent transactions	$11.49 – $50.19 (weighted average $47.73)
			Discount	10% – 15% (weighted average 11.5%)
	$127,834,672

Corporate Bonds	$803,899	Market Approach	Prior / recent transactions	$100.00

Total	$132,928,577

Science & Technology Fund

	Fair Value at 2-29-16	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$104,546	Market Approach	Prior / recent transactions	$142.24
			Discount	25%
	$15,624,434	Market Approach	Prior / recent transactions	$13.75
			Interest rate	6%
	$15,728,980

Preferred Securities	$794,849	Market Approach	EV to revenue multiple	6.13x
			Discount	10%
	$2,719,293	Market Approach	Prior / recent transactions	$30.58 – $142.24 (weighted average $99.48)
			Discount	10% – 25% (weighted average 15.8%)
	$3,514,142

Total	$19,243,122

Small Cap Growth Fund

	Fair Value at 2-29-16	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$291,568	Market Approach	EV to revenue multiple	4.46x
			Probability weighted expected future price	$2.34
			Discount	37%

Preferred Securities	$3,273,424	Market Approach	EV to revenue multiple	2.59x – 6.58x (weighted average 4.99x)
			Discount	7.5% – 17.5% (weighted average 11%)
	$709,843	Market Approach	EV to revenue multiple	4.46x
			Probability weighted expected future price	$4.18
			Discount	37%
	$721,804	Market Approach	EV to revenue multiple	1.0x
			Discount	17.5%
			Allocated using OPM – Volatility	50%
	$314,919	Market Approach	Probability weighted expected future price	$4.19 – $5.45 (weighted average $4.87)
			Discount	32%
	$5,019,990

Total	$5,311,558

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

A change to significant unobservable inputs of a fund’s Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) — Volatility	Variable	Variable
Discount	Decrease	Increase
Enterprise values to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Enterprise value (“EV”) to gross profit multiple	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Expected future value	Increase	Decrease
Interest rate	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Probability — weighted expected future price	Increase	Decrease
Yield spread	Decrease	Increase

Repurchase agreements.  The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the funds for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, a fund delivers a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Obligations to repay cash received by a fund the shown on the Statements of assets and liabilities as Reverse repurchase agreement payable.

The following table summarizes the open reverse repurchase agreements at February 29, 2016:

Fund	Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
Real Return Bond Fund	Bank of America Corp.[1]	0.450%	10/7/2015	4/7/2016	$3,495,625	($3,501,961)
Real Return Bond Fund	Bank of America Corp.[2]	0.600%	1/12/2016	4/12/2016	5,600,950	(5,605,431)
Real Return Bond Fund	Bank of America Corp.[3]	0.620%	1/12/2016	4/12/2016	1,721,250	(1,722,673)
Real Return Bond Fund	JPMorgan Chase & Co.[4]	0.750%	2/4/2016	7/13/2016	45,853,938	(45,877,820)
Real Return Bond Fund	Societe Generale SA5	0.220%	2/29/2016	3/15/2016	292,500	(292,500)
Real Return Bond Fund	Societe Generale SA6	0.530%	2/24/2016	3/2/2016	3,105,000	(3,105,229)
Real Return Bond Fund	The Bank of Nova Scotia[7]	0.590%	2/4/2016	4/5/2016	1,244,100	(1,244,610)
Real Return Bond Fund	The Bank of Nova Scotia[8]	0.590%	2/18/2016	4/8/2016	2,772,250	(2,772,750)
Real Return Bond Fund	The Bank of Nova Scotia[9]	0.590%	1/21/2016	4/21/2016	2,742,000	(2,743,753)
Real Return Bond Fund	The Bank of Nova Scotia[10]	0.600%	2/3/2016	4/4/2016	9,474,375	(9,478,481)
Real Return Bond Fund	The Bank of Nova Scotia[11]	0.600%	2/4/2016	4/5/2016	7,598,250	(7,601,416)
Real Return Bond Fund	The Bank of Nova Scotia[12]	0.600%	2/8/2016	4/8/2016	8,241,750	(8,244,635)
Real Return Bond Fund	The Bank of Nova Scotia[13]	0.600%	2/9/2016	4/11/2016	22,236,000	(22,243,412)
Real Return Bond Fund	The Bank of Nova Scotia[14]	0.600%	2/11/2016	4/11/2016	4,212,750	(4,214,014)
Real Return Bond Fund	The Royal Bank of Scotland[15]	0.480%	2/23/2016	3/1/2016	1,025,063	(1,025,145)
Real Return Bond Fund	The Royal Bank of Scotland[16]	0.660%	2/16/2016	4/18/2016	41,316,125	(41,325,972)
Real Return Bond Fund	The Royal Bank of Scotland[17]	0.660%	2/17/2016	4/18/2016	13,969,000	(13,972,073)
Real Return Bond Fund	The Royal Bank of Scotland[18]	0.660%	2/23/2016	4/22/2016	27,234,000	(27,236,996)
Real Return Bond Fund	The Royal Bank of Scotland[19]	0.660%	2/24/2016	4/22/2016	1,652,000	(1,652,151)
Real Return Bond Fund	The Royal Bank of Scotland[20]	0.670%	2/18/2016	4/18/2016	2,661,750	(2,662,295)
Total Return Fund	Credit Agricole SA21	0.570%	1/27/2016	3/27/2016	8,300,000	(8,304,337)
Total Return Fund	Credit Agricole SA22	0.570%	2/4/2016	4/8/2016	5,205,250	(5,207,310)
Total Return Fund	Credit Agricole SA23	0.570%	1/28/2016	4/28/2016	3,874,500	(3,876,463)
Total Return Fund	Credit Agricole SA24	0.600%	1/25/2016	3/17/2016	11,702,500	(11,709,326)
Total Return Fund	Standard Chartered Bank[25]	0.640%	1/21/2016	4/21/2016	1,752,000	(1,753,215)
Total Return Fund	Standard Chartered Bank[26]	0.640%	1/19/2016	5/17/2016	6,349,875	(6,354,503)

[1]	Reverse repurchase agreement with Bank of America Corp. dated 10/7/2015 at 0.450% to be repurchased at $3,503,621 on 4/7/2016, collateralized by $2,466,581 U.S. Treasury Inflation Indexed Notes, 3.875% due 4/15/2029 (valued at $3,464,229, including interest)

[2]	Reverse repurchase agreement with Bank of America Corp. dated 1/12/2016 at 0.600% to be repurchased at $5,609,445 on 4/12/2016, collateralized by $5,660,000 U.S. Treasury Bonds, 2.500%–3.000% due 2/15/2045–5/15/2045 (valued at $5,957,955, including interest)

[3]	Reverse repurchase agreement with Bank of America Corp. dated 1/12/2016 at 0.620% to be repurchased at $1,723,948 on 4/12/2016, collateralized by $1,633,965 U.S. Treasury Inflation Indexed Notes, 1.250% due 7/15/2020 (valued at $1,734,897, including interest)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

[4]	Reverse repurchase agreement with JPMorgan Chase & Co. dated 2/4/2016 at 0.750% to be repurchased at $46,006,785 on 7/13/2016, collateralized by $46,414,762 U.S. Treasury Inflation Indexed Notes, 0.125% due 7/15/2022 (valued at $46,554,981, including interest)

[5]	Reverse repurchase agreement with Societe Generale SA dated 2/29/2016 at 0.220% to be repurchased at $292,527 on 3/15/2016, collateralized by $300,000 U.S. Treasury Bonds, 2.500% due 2/15/2046 (valued at $292,852, including interest)

[6]	Reverse repurchase agreement with Societe Generale SA dated 2/24/2016 at 0.530% to be repurchased at $3,105,320 on 3/2/2016, collateralized by $2,928,447 U.S. Treasury Inflation Indexed Notes, 1.250% due 7/15/2020 (valued at $3,109,340, including interest)

[7]	Reverse repurchase agreement with The Bank of Nova Scotia dated 2/4/2016 at 0.590% to be repurchased at $1,245,344 on 4/5/2016, collateralized by $1,160,000 U.S. Treasury Bonds, 3.000% due 5/15/2045 (valued at $1,252,483, including interest)

[8]	Reverse repurchase agreement with The Bank of Nova Scotia dated 2/18/2016 at 0.590% to be repurchased at $2,774,522 on 4/8/2016, collateralized by $2,600,000 U.S. Treasury Bonds, 3.000% due 11/15/2045 (valued at $2,809,929, including interest)

[9]	Reverse repurchase agreement with The Bank of Nova Scotia dated 1/21/2016 at 0.590% to be repurchased at $2,746,089 on 4/21/2016, collateralized by $2,612,736 U.S. Treasury Inflation Indexed Notes, 1.250% due 7/15/2020 (valued at $2,774,127, including interest)

[10]	Reverse repurchase agreement with The Bank of Nova Scotia dated 2/3/2016 at 0.600% to be repurchased at $9,484,007 on 4/4/2016, collateralized by $9,475,584 U.S. Treasury Inflation Indexed Notes, 0.375% due 7/15/2023 (valued at $9,613,274, including interest)

[11]	Reverse repurchase agreement with The Bank of Nova Scotia dated 2/4/2016 at 0.600% to be repurchased at $7,605,975 on 4/5/2016, collateralized by $7,174,992 U.S. Treasury Inflation Indexed Notes, 1.250% due 7/15/2020 (valued at $7,618,198, including interest)

[12]	Reverse repurchase agreement with The Bank of Nova Scotia dated 2/8/2016 at 0.600% to be repurchased at $8,249,992 on 4/8/2016, collateralized by $8,250,012 U.S. Treasury Inflation Indexed Notes, 0.375% due 7/15/2023 (valued at $8,369,893, including interest)

[13]	Reverse repurchase agreement with The Bank of Nova Scotia dated 2/9/2016 at 0.600% to be repurchased at $22,258,977 on 4/11/2016, collateralized by $22,195,888 U.S. Treasury Inflation Indexed Notes, 0.375% due 7/15/2023 (valued at $22,518,416, including interest)

[14]	Reverse repurchase agreement with The Bank of Nova Scotia dated 2/11/2016 at 0.600% to be repurchased at $4,216,963 on 4/11/2016, collateralized by $4,162,525 U.S. Treasury Inflation Indexed Notes, 0.625% due 1/15/2024 (valued at $4,271,521, including interest)

[15]	Reverse repurchase agreement with The Royal Bank of Scotland dated 2/23/2016 at 0.480% to be repurchased at $1,025,159 on 3/1/2016, collateralized by $1,050,000 U.S. Treasury Bonds, 2.500% due 2/15/2046 (valued at $1,024,981, including interest)

[16]	Reverse repurchase agreement with The Royal Bank of Scotland dated 2/16/2016 at 0.660% to be repurchased at $41,363,088 on 4/18/2016, collateralized by $40,245,640 U.S. Treasury Inflation Indexed Notes, 0.625% due 7/15/2021 (valued at $41,630,130, including interest)

[17]	Reverse repurchase agreement with The Royal Bank of Scotland dated 2/17/2016 at 0.660% to be repurchased at $13,984,622 on 4/18/2016, collateralized by $13,242,490 U.S. Treasury Inflation Indexed Notes, 1.250% due 7/15/2020 (valued at $14,060,492, including interest)

[18]	Reverse repurchase agreement with The Royal Bank of Scotland dated 2/23/2016 at 0.660% to be repurchased at $27,263,458 on 4/22/2016, collateralized by $27,140,016 U.S. Treasury Inflation Indexed Notes, 0.375% due 7/15/2023 (valued at $27,534,388, including interest)

[19]	Reverse repurchase agreement with The Royal Bank of Scotland dated 2/24/2016 at 0.660% to be repurchased at $1,653,757 on 4/22/2016, collateralized by $1,621,904 U.S. Treasury Inflation Indexed Notes, 0.625% due 1/15/2024 (valued at $1,664,374, including interest)

[20]	Reverse repurchase agreement with The Royal Bank of Scotland dated 2/18/2016 at 0.670% to be repurchased at $2,664,722 on 4/18/2016, collateralized by $2,637,466 U.S. Treasury Inflation Indexed Notes, 0.625% due 1/15/2024 (valued at $2,706,528, including interest)

[21]	Reverse repurchase agreement with Credit Agricole SA dated 1/27/2016 at 0.570% to be repurchased at $8,306,571 on 3/27/2016, collateralized by $8,300,000 U.S. Treasury Bonds, 2.750% due 11/15/2042 (valued at $8,589,205, including interest)

[22]	Reverse repurchase agreement with Credit Agricole SA dated 2/4/2016 at 0.570% to be repurchased at $5,210,525 on 4/8/2016, collateralized by $4,700,000 U.S. Treasury Bonds, 3.125% due 8/15/2044 (valued at $5,210,758, including interest)

[23]	Reverse repurchase agreement with Credit Agricole SA dated 1/28/2016 at 0.570% to be repurchased at $3,880,083 on 4/28/2016, collateralized by $3,600,000 U.S. Treasury Bonds, 3.125% due 8/15/2044 (valued at $3,991,219, including interest)

[24]	Reverse repurchase agreement with Credit Agricole SA dated 1/25/2016 at 0.600% to be repurchased at $11,712,642 on 3/17/2016, collateralized by $12,400,000 U.S. Treasury Bonds, 2.500% due 2/15/2045 (valued at $12,086,615, including interest)

[25]	Reverse repurchase agreement with Standard Chartered Bank dated 1/21/2016 at 0.640% to be repurchased at $1,754,834 on 4/21/2016, collateralized by $1,600,000 U.S. Treasury Bonds, 3.125% due 8/15/2044 (valued at $1,773,875, including interest)

[26]	Reverse repurchase agreement with Standard Chartered Bank dated 1/19/2016 at 0.640% to be repurchased at $6,363,309 on 5/17/2016, collateralized by $5,900,000 U.S. Treasury Bonds, 3.125% due 8/15/2044 (valued at $6,541,165, including interest)

When-issued/delayed-delivery securities.  The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increases in the value of securities sold prior to settlement date. As a result, the Investment Quality Bond Fund has received the following amount of cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral held by the fund:

Fund	Counterparty	Collateral Received
Investment Quality Bond Fund	Bank of America Merrill Lynch	$290,000

Sale-Buybacks.  Certain funds may enter into financing transactions referred to as sale-buybacks and are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the fund is reflected as a liability on the Statements of assets and liabilities. The fund will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the forgone interest and inflationary income adjustments, if any, the fund would have otherwise received had the security not been sold along with negotiated financing terms. Forgone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of operations. Interest payments based upon negotiated financing terms made by the fund to counterparties are recorded as a component of interest expense on the Statements of operations. In periods of increased demand for the security, the fund may receive a fee for use of the security by the counterparty, which

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

may result in income to the fund. The average borrowings by the funds and the weighted average interest rate for the six months ended February 29, 2016 was as follows:

Fund	Average Borrowing	Weighted Average Interest Rate
Global Bond Fund	$15,516	0.53%
Real Return Bond Fund	31,271,216	0.36%
Total Return Fund	7,990,734	0.29%

Term loans (Floating rate loans).  The funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At February 29, 2016, Investment Quality Bond Fund had $48,238 in unfunded loan commitments outstanding.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rate that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds.  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds.  The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, a fund may need to sell other investments to make distributions.

Real estate investment trusts.  The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, a fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending.  The funds may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their collateral in JHCT, an affiliate of the funds, which has a floating net asset value and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

A fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, a fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. A fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities.

As of February 29, 2016 the funds loaned equity and fixed income securities as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received
Active Bond	$6,727,297	$6,952,877
All Cap Core Fund	20,614,490	21,163,549

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Fund	Market Value of Securities on Loan	Cash Collateral Received
Alpha Opportunities Fund	$66,408,548	$69,143,647
Capital Apperciation Fund	75,329,382	76,911,443
High Yield Fund	8,317,129	8,792,952
International Small Cap Fund	46,154,144	48,376,450
International Value Fund	65,665,571	69,591,386
Investment Quality Bond Fund	798,916	812,891
Mid Cap Stock Fund	100,590,557	102,949,677
Mid Value Fund	18,868,389	19,629,067
Real Estate Securities Fund	12,940,962	13,188,500
Science & Technology Fund	33,608,673	34,209,970
Small Cap Growth Fund	12,317,367	12,635,898
Small Company Growth Fund	1,329,983	1,365,310
Small Company Value Fund	10,144,718	10,338,250
Strategic Equity Allocation Fund	92,395,213	95,655,555
U.S. High Yield Bond Fund	5,333,384	5,525,546

Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes.  The funds may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the funds invest. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities.  Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit.  The funds may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The funds and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statements of operations.

Commitment fees for the six months ended February 29, 2016 were as follows:

Fund	Commitment Fee
Active Bond Fund	$1,480
All Cap Core Fund	914
Alpha Opportunities Fund	1,407
Asia Pacific Total Return Bond Fund	760
Capital Appreciation Fund	1,663
Capital Appreciation Value Fund	1,605
Fundamental Global Franchise Fund	776
Global Bond Fund	817
Health Sciences Fund	747
High Yield Fund	863
International Growth Opportunities Fund	987
International Growth Stock Fund	934
International Small Cap Fund	945
International Value Fund	1,476
Investment Quality Bond Fund	837
Lifestyle II Aggressive Portfolio	561
Lifestyle II Balanced Portfolio	$613
Lifestyle II Conservative Portfolio	553
Lifestyle II Growth Portfolio	593
Lifestyle II Moderate Portfolio	558
Mid Cap Stock Fund	1,366
Mid Value Fund	1,047
Real Estate Equity Fund	662
Real Return Bond Fund	829
Science & Technology Fund	998
Short Term Government Income Fund	657
Small Cap Growth Fund	652
Small Company Growth Fund	638
Small Company Value Fund	695
Strategic Equity Allocation Fund	3,749
Total Return Fund	1,636
Value Fund	737

For the six months ended February 29, 2016, the funds had no borrowings under the line of credit.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Effective March 31, 2016, Core Bond Fund, Global Real Estate Fund, Real Estate Securities Fund and U.S. High Yield Bond Fund entered into a syndicated line of credit agreement with BNP Paribas.

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fee for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rate applicable to each class.

Federal income taxes.  Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2015, certain funds have capital loss carryforwards available to offset future net realized capital gains. Use of certain losses acquired in mergers, may be limited in a given year. The following table details the capital loss carryforwards available as of August 31, 2015:

	Capital Loss Carryforwards Expiring at August 31			No Expiration Date
Fund	2017	2018	2019	Short Term	Long Term
Asia Pacific Total Return Bond Fund	—	—	—	$1,327,427	$5,385,245
Core Bond Fund	—	—	—	1,550,607	881,113
Global Bond Fund	$2,907,427	—	—	—	—
Global Real Estate Fund	—	$132,974,012	—	—	—
High Yield Fund	24,597,994	229,714,878	—	—	—
International Small Cap Fund	—	16,694,169	—	—	—
International Value Fund	—	88,133,382	—	—	—
Real Return Bond Fund	—	—	—	12,315,825	5,118,082
Short Term Government Income Fund	—	—	—	2,329,899	3,380,288

As of August 31, 2015, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 29, 2016, including short-term investments, for federal income tax purposes, were as follows:

Fund	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Active Bond Fund	$1,970,499,913	$37,251,313	($43,932,801)	($6,681,488)
All Cap Core Fund	593,059,556	41,258,431	(18,361,869)	22,896,562
Alpha Opportunities Fund	1,523,193,239	93,197,424	(108,855,616)	(15,658,192)
Asia Pacific Total Return Bond Fund	423,177,987	4,065,809	(41,963,399)	(37,897,590)
Capital Appreciation Fund	1,231,205,775	782,749,015	(40,858,138)	741,890,877
Capital Appreciation Value Fund	1,835,644,770	147,430,619	(64,808,472)	82,622,147
Core Bond Fund	1,311,722,957	6,810,317	(10,229,914)	(3,419,597)
Fundamental Global Franchise Fund	371,786,195	65,463,355	(16,189,460)	49,273,895
Global Bond Fund	502,324,250	9,195,533	(25,358,807)	(16,163,274)
Global Real Estate Fund	208,013,754	18,216,279	(5,422,045)	12,794,234
Health Sciences Fund	175,386,596	35,624,844	(9,138,587)	26,486,257
High Yield Fund	577,913,868	5,616,982	(122,628,595)	(117,011,613)
International Growth Opportunities Fund	736,204,356	105,975,696	(99,839,024)	6,136,672
International Growth Stock Fund	679,493,975	94,817,115	(52,291,001)	42,526,114
International Small Cap Fund	752,531,568	127,060,873	(120,406,505)	6,654,368
International Value Fund	1,825,184,462	117,022,216	(371,865,581)	(254,843,365)
Investment Quality Bond Fund	675,078,514	6,990,317	(16,488,149)	(9,497,832)
Lifestyle II Aggressive Portfolio	77,949,646	88,406	(8,836,688)	(8,748,282)
Lifestyle II Balanced Portfolio	246,371,389	538,370	(18,012,616)	(17,474,246)
Lifestyle II Conservative Portfolio	53,583,533	127,137	(1,620,990)	(1,493,853)
Lifestyle II Growth Portfolio	189,926,360	264,516	(17,513,499)	(17,248,983)
Lifestyle II Moderate Portfolio	64,365,556	146,816	(4,061,613)	(3,914,797)
Mid Cap Stock Fund	1,439,783,416	146,705,122	(130,069,550)	16,635,572
Mid Value Fund	850,055,145	127,806,676	(69,816,157)	57,990,519
Real Estate Equity Fund	132,620,612	87,688,653	(1,584,649)	86,104,004
Real Estate Securities Fund	486,377,809	79,984,913	(5,924,568)	74,060,345
Real Return Bond Fund	900,981,963	10,821,953	(26,777,522)	(15,955,569)
Science & Technology Fund	782,763,742	51,886,244	(66,499,434)	(14,613,190)
Short Term Government Income Fund	222,225,081	911,156	(4,076,594)	(3,165,438)
Small Cap Growth Fund	207,793,312	16,099,506	(21,902,898)	(5,803,392)
Small Company Growth Fund	147,641,562	38,935,257	(18,298,697)	20,636,560
Small Company Value Fund	206,986,901	68,313,289	(14,390,003)	53,923,286
Strategic Equity Allocation Fund	6,006,358,392	773,120,599	(480,869,502)	292,251,097

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Fund	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Total Return Fund	$2,303,362,238	$40,251,207	($64,748,652)	($24,497,445)
U.S. High Yield Bond Fund	334,450,421	2,961,087	(51,206,801)	(48,245,714)
Value Fund	339,703,670	40,789,327	(45,554,423)	(4,765,096)

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Active Bond Fund, Core Bond Fund, High Yield Fund, Investment Quality Bond Fund, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Moderate Portfolio, Real Return Bond Fund, Short Term Government Income Fund, Total Return Fund and U.S. High Yield Bond Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes. The final determination of tax characteristics of the funds’ distribution will occur at the end of the fiscal year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, partnerships, amortization and accretion on debt securities, straddle loss deferrals, characterization of distributions, wash sale loss deferrals, real estate investment trusts, defaulted bonds, treasury inflation protected securities, litigation proceeds and investments in passive foreign investment companies.

Statement of cash flows.  Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or cash held at broker for futures contracts.

3.  DERIVATIVE INSTRUMENTS. The funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to a fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by a fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statements of assets and liabilities. Each fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between a fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and receivable for exchange-cleared swaps, respectively. Securities pledged by a fund for exchange-traded and cleared transactions, if any, are identified in the Portfolio of Investments.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects a fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a fund to unlimited risk of loss.

DERIVATIVE INSTRUMENTS, CONTINUED

Upon entering into a futures contract, a fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at February 29, 2016, and range of futures contracts notional amounts held by the funds during the six months ended February 29, 2016. In addition, the tables detail how the funds used futures contracts during the six months ended February 29, 2016.

Active Bond Fund

The fund used futures contracts to manage duration of the fund. The fund held futures contracts with total notional values ranging up to approximately $5.7 million, as measured at each quarter end. At February 29, 2016 the fund held no open futures contracts.

All Cap Core Fund

The fund used futures contracts to substitute for securities purchased. The fund held futures contracts with total notional values ranging from approximately $6.1 million to $8.9 million, as measured at each quarter end.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
All Cap Core Fund	Russell 2000 Mini Index Futures	8	Long	Mar 2016	$833,294	$825,360	($7,934)
	S&P 500 Index E-Mini Futures	79	Long	Mar 2016	7,576,932	7,621,712	44,780
							$36,846

Asia Pacific Total Return Bond Fund

The fund used futures contracts to manage against anticipated interest rate changes and manage duration of the fund. The fund held futures contracts with total notional values ranging up to $64.0 million, as measured at each quarter end.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Asia Pacific Total Return Bond Fund	10-Year U.S. Treasury Note Futures	490	Short	Jun 2016	($63,974,517)	($63,952,656)	$21,861
							$21,861

Global Bond Fund

The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. The fund held futures contracts with total notional values ranging from approximately $358.2 million to $493.9 million, as measured at each quarter end.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Global Bond Fund	3-Month Sterling Futures	78	Long	Sep 2017	$13,457,327	$13,490,476	$33,149
	5-Year U.S. Treasury Note Futures	677	Long	Jun 2016	81,909,039	81,906,422	(2,617)
	10-Year Australian Treasury Bond Futures	10	Long	Mar 2016	903,227	940,987	37,760
	10-Year Japanese Government Bond Futures	8	Long	Mar 2016	10,611,350	10,795,796	184,446
	10-Year U.S. Treasury Note Futures	1,055	Long	Jun 2016	137,854,855	137,693,984	(160,871)
	Euro-BTP Italian Government Bond Futures	13	Long	Jun 2016	1,951,475	1,958,533	7,058
	Euro-Buxl Futures	5	Long	Mar 2016	838,629	923,585	84,956
	Eurodollar Futures	98	Long	Mar 2016	24,202,548	24,337,688	135,140
	Eurodollar Futures	56	Long	Sep 2016	13,897,439	13,890,100	(7,339)
	Euro-OAT Futures	135	Long	Mar 2016	22,330,902	23,039,367	708,465
	German Euro BOBL Futures	338	Long	Jun 2016	48,366,709	48,392,135	25,426
	Mid-Term Euro-OAT Futures	128	Long	Mar 2016	17,898,043	18,242,469	344,426
	U.K. Long Gilt Bond Futures	24	Long	Jun 2016	4,042,627	4,072,332	29,705
	Ultra U.S. Treasury Bond Futures	57	Long	Jun 2016	9,831,703	9,869,906	38,203
	10-Year Canada Government Bond Futures	57	Short	Jun 2016	(5,996,082)	(5,964,146)	31,936
	3-Month Sterling Futures	78	Short	Sep 2016	(13,493,283)	(13,493,190)	93
	Euro SCHATZ Futures	262	Short	Mar 2016	(31,836,108)	(31,906,208)	(70,100)
	EURO-BONO Spanish Government Bond Futures	12	Short	Mar 2016	(1,842,076)	(1,838,946)	3,130
	Eurodollar Futures	3	Short	Jun 2016	(741,708)	(744,525)	(2,817)
	Eurodollar Futures	56	Short	Sep 2017	(13,853,761)	(13,865,600)	(11,839)
	German Euro BUND Futures	205	Short	Jun 2016	(36,550,997)	(36,562,382)	(11,385)
							$1,396,925

DERIVATIVE INSTRUMENTS, CONTINUED

High Yield Fund

The fund used futures contracts to manage against anticipated interest rate changes. The fund held futures contracts with total notional values ranging from approximately $18.2 million to $84.1 million, as measured at each quarter end.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
High Yield Fund	2-Year U.S. Treasury Note Futures	296	Long	Jun 2016	$64,732,462	$64,689,875	($42,587)
	Ultra U.S. Treasury Bond Futures	112	Long	Jun 2016	19,459,345	19,393,500	(65,845)
							($108,432)

Investment Quality Bond Fund

The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, manage against anticipated interest rate changes, and manage duration of the fund. The fund held futures contracts with total notional values ranging from approximately $88.3 million to $206.5 million, as measured at each quarter end.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Investment Quality Bond Fund	5-Year U.S. Treasury Note Futures	827	Long	Jun 2016	$100,311,054	$100,054,078	($256,976)
	U.S. Treasury Long Bond Futures	49	Long	Jun 2016	8,122,803	8,062,031	(60,772)
	Ultra U.S. Treasury Bond Futures	16	Long	Jun 2016	2,782,778	2,770,500	(12,278)
	2-Year U.S. Treasury Note Futures	82	Short	Jun 2016	(17,952,200)	(17,920,844)	31,356
	10-Year U.S. Treasury Note Futures	595	Short	Jun 2016	(77,685,187)	(77,656,797)	28,390
							($270,280)

Real Return Bond Fund

The fund used futures contracts to gain exposure to treasuries markets and foreign bond markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. The fund held futures contracts with total notional values ranging from approximately $113.1 million to $249.1 million, as measured at each quarter end.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Real Return Bond Fund	3-Month Sterling Futures	204	Long	Dec 2017	$35,270,608	$35,272,135	$1,527
	5-Year U.S. Treasury Note Futures	97	Long	Jun 2016	11,740,895	11,735,484	(5,411)
	Eurodollar Futures	148	Long	Dec 2016	36,726,403	36,691,050	(35,353)
	3-Month Sterling Futures	204	Short	Dec 2016	(35,310,963)	(35,296,979)	13,984
	10-Year U.S. Treasury Note Futures	331	Short	Jun 2016	(43,173,156)	(43,200,672)	(27,516)
	Euro-BTP Italian Government Bond Futures	1	Short	Mar 2016	(151,558)	(152,495)	(937)
	Eurodollar Futures	148	Short	Dec 2017	(36,675,812)	(36,622,600)	53,212
	German Euro BUND Futures	77	Short	Jun 2016	(13,728,919)	(13,733,187)	(4,268)
	U.S. Treasury Long Bond Futures	37	Short	Jun 2016	(6,117,379)	(6,087,656)	29,723
							$24,961

Strategic Equity Allocation Fund

The fund used futures contracts to manage against anticipated changes in currency exchange rates, maintain diversity and liquidity of the fund, and substitute for securities purchased. The fund held futures contracts with total notional values ranging from approximately $335.0 million to $363.6 million, as measured at each quarter end.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Strategic Equity Allocation Fund	10-Year Government of Canada Bond Futures	126	Long	Mar 2016	$9,110,058	$9,326,520	$216,462
	Mini MSCI EAFE Index Futures	1,428	Long	Mar 2016	115,711,284	110,312,875	(5,398,409)
	Mini MSCI Emerging Markets Index Futures	695	Long	Mar 2016	26,203,260	25,787,975	(415,285)
	Russell 2000 Mini Index Futures	302	Long	Mar 2016	31,210,056	31,157,340	(52,716)
	S&P 500 Index Futures	266	Long	Mar 2016	128,985,640	128,311,750	(673,890)
	S&P Mid 400 Index E-Mini Futures	220	Long	Mar 2016	29,702,297	29,319,400	(382,897)
	S&P/TSX 60 Index Futures	77	Long	Mar 2016	8,474,852	8,580,976	106,124
							($6,600,611)

Total Return Fund

The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. The fund held futures contracts with total notional values ranging from approximately $1.9 billion to $2.2 billion, as measured at each quarter end.

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Total Return Fund	5-Year U.S. Treasury Note Futures	4016	Long	Jun 2016	$485,601,180	$485,873,250	$272,070
	U.S. Treasury Long Bond Futures	379	Long	Jun 2016	62,698,097	62,357,344	(340,753)
	Bankers’ Acceptance Futures	138	Long	Jun 2016	25,327,333	25,289,800	(37,533)
	Bankers’ Acceptance Futures	287	Long	Mar 2016	52,617,560	52,579,545	(38,015)
	10-Year Canada Government Bond Futures	60	Short	Jun 2016	(6,311,665)	(6,278,049)	33,616
	10-Year U.S. Treasury Note Futures	336	Short	Jun 2016	(43,822,451)	(43,853,250)	(30,799)
	3-Month Sterling Futures	185	Short	Sep 2017	(31,796,996)	(31,996,641)	(199,645)
	3-Month Sterling Futures	1,241	Short	Mar 2018	(213,476,271)	(214,507,379)	(1,031,108)
	3-Month Sterling Futures	685	Short	Jun 2018	(118,304,380)	(118,366,789)	(62,409)
	Euro SCHATZ Futures	3	Short	Jun 2016	(365,499)	(365,518)	(19)
	Eurodollar Futures	840	Short	Jun 2016	(207,742,670)	(208,467,000)	(724,330)
	Eurodollar Futures	1,098	Short	Sep 2016	(270,931,320)	(272,345,175)	(1,413,855)
	Eurodollar Futures	172	Short	Dec 2016	(42,340,370)	(42,640,950)	(300,580)
	Eurodollar Futures	263	Short	Mar 2017	(64,702,985)	(65,177,975)	(474,990)
	Eurodollar Futures	2,101	Short	Mar 2018	(513,601,706)	(519,629,825)	(6,028,119)
	German Euro BOBL Futures	184	Short	Mar 2016	(26,607,521)	(26,687,931)	(80,410)
	U.K. Long Gilt Bond Futures	39	Short	Jun 2016	(6,577,594)	(6,617,539)	(39,945)
							($10,496,824)

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor a fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at February 29, 2016, and the range of notional contract amounts held by the funds during the six months ended February 29, 2016. In addition, the tables detail how the funds used the forward foreign currency contracts during the six months ended February 29, 2016.

Active Bond Fund

The fund used forward foreign currency contracts to manage duration of the fund. The fund held forward foreign currency contracts with USD notional values ranging up to approximately $0.2 million, as measured at each quarter end.

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Active Bond Fund
	EUR	145,000	USD	157,540	State Street Bank and Trust Company	3/2/2016	$199	—	$199
							$199	—	$199

Alpha Opportunities Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from approximately $12.5 million to $75.4 million, as measured at each quarter end.

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Alpha Opportunities Fund
	CHF	295,000	USD	293,658	Bank of Montreal	3/16/2016	$1,974	—	$1,974
	CHF	4,069,000	USD	4,188,713	Citibank N.A.	3/16/2016	—	($110,990)	(110,990)
	CHF	1,039,000	USD	1,070,488	Goldman Sachs International	3/16/2016	—	(29,261)	(29,261)
	CHF	346,000	USD	346,945	Royal Bank of Canada	3/16/2016	—	(204)	(204)
	DKK	1,490,000	USD	217,614	Bank of Montreal	3/16/2016	—	(215)	(215)
	DKK	1,928,000	USD	288,038	BNP Paribas SA	3/16/2016	—	(6,733)	(6,733)
	DKK	5,782,000	USD	876,571	Goldman Sachs International	3/16/2016	—	(32,946)	(32,946)
	EUR	3,409,000	USD	3,853,482	Bank of America, N.A.	3/16/2016	—	(143,555)	(143,555)
	EUR	760,000	USD	828,506	Bank of Montreal	3/16/2016	—	(1,418)	(1,418)
	EUR	1,136,000	USD	1,266,500	Citibank N.A.	3/16/2016	—	(30,220)	(30,220)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Alpha Opportunities Fund, continued
	EUR	115,000	USD	126,191	JPMorgan Chase Bank N.A.	3/16/2016	—	($1,040)	($1,040)
	EUR	330,000	USD	360,964	Royal Bank of Scotland PLC	3/16/2016	—	(1,833)	(1,833)
	EUR	520,000	USD	566,513	HSBC Bank USA	3/16/2016	—	(611)	(611)
	GBP	404,000	USD	591,234	Citibank N.A.	3/16/2016	—	(28,904)	(28,904)
	GBP	1,211,000	USD	1,751,621	Goldman Sachs International	3/16/2016	—	(66,022)	(66,022)
	GBP	230,000	USD	326,273	Royal Bank of Scotland PLC	3/16/2016	—	(6,135)	(6,135)
	GBP	500,000	USD	711,069	HSBC Bank USA	3/16/2016	—	(15,116)	(15,116)
	JPY	290,700,000	USD	2,473,304	Bank of Montreal	3/16/2016	$105,877	—	105,877
	JPY	236,829,000	USD	1,955,414	Citibank N.A.	3/16/2016	145,807	—	145,807
	JPY	209,500,000	USD	1,731,872	Commonwealth Bank of Australia Sydney	3/16/2016	126,878	—	126,878
	JPY	118,100,000	USD	971,484	JPMorgan Chase Bank N.A.	3/16/2016	76,336	—	76,336
	JPY	65,500,000	USD	558,231	Royal Bank of Scotland PLC	3/16/2016	22,906	—	22,906
	JPY	876,975,000	USD	7,524,487	Standard Chartered Bank	3/16/2016	256,311	—	256,311
	JPY	309,316,000	USD	2,602,551	HSBC Bank USA	3/16/2016	141,798	—	141,798
	JPY	191,725,000	USD	1,638,642	Westpac Banking Corporation	3/16/2016	62,403	—	62,403
	USD	1,705,566	CHF	1,680,000	Credit Suisse International	3/16/2016	21,965	—	21,965
	USD	4,340,925	CHF	4,239,000	Goldman Sachs International	3/16/2016	92,839	—	92,839
	USD	1,355,256	DKK	9,200,000	UBS AG	3/16/2016	12,927	—	12,927
	USD	6,258,406	EUR	5,695,000	Citibank N.A.	3/16/2016	60,683	—	60,683
	USD	623,345	EUR	575,000	Commonwealth Bank of Australia Sydney	3/16/2016	—	(2,412)	(2,412)
	USD	2,786,603	GBP	1,835,000	Citibank N.A.	3/16/2016	232,456	—	232,456
	USD	149,530	GBP	105,000	Commonwealth Bank of Australia Sydney	3/16/2016	3,380	—	3,380
	USD	607,697	GBP	405,000	JPMorgan Chase Bank N.A.	3/16/2016	43,975	—	43,975
	USD	20,413,245	JPY	2,493,386,000	UBS AG	3/16/2016	—	(1,708,858)	(1,708,858)
							$1,408,515	($2,186,473)	($777,958)

Asia Pacific Total Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from approximately $47.0 million to $58.5 million, as measured at each quarter end.

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific Total Return Bond Fund
	USD	10,323,086	AUD	14,400,000	Australia and New Zealand Banking Group	3/31/2016	$59,950	—	$59,950
	USD	11,700,000	IDR	161,343,000,000	Australia and New Zealand Banking Group	3/4/2016	—	($361,680)	(361,680)
	USD	1,815,578	KRW	2,246,160,000	Australia and New Zealand Banking Group	3/31/2016	813	—	813
	USD	7,900,000	MYR	32,390,000	Australia and New Zealand Banking Group	3/16/2016	206,601	—	206,601
	USD	9,041,987	NZD	13,600,000	Australia and New Zealand Banking Group	3/31/2016	97,519	—	97,519
	USD	8,919,014	SGD	12,528,807	Australia and New Zealand Banking Group	3/31/2016	13,261	—	13,261
							$378,144	($361,680)	$16,464

Global Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with USD notional values ranging from approximately $390.8 million to $573.0 million, as measured at each quarter end.

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Bond Fund
	AUD	10,948,639	USD	7,844,700	Bank of America, N.A.	3/2/2016	—	($30,110)	($30,110)
	AUD	4,988,000	USD	3,475,130	Goldman Sachs Bank USA	3/2/2016	$85,054	—	85,054
	AUD	3,217,000	USD	2,269,889	UBS AG	3/2/2016	26,244	—	26,244
	BRL	7,608,852	USD	1,913,336	Bank of America, N.A.	3/2/2016	—	(18,489)	(18,489)
	BRL	7,608,852	USD	1,892,585	Bank of America, N.A.	4/4/2016	—	(13,902)	(13,902)
	BRL	267,432	USD	67,201	Credit Suisse International	3/2/2016	—	(602)	(602)
	BRL	4,554,000	USD	1,150,000	Deutsche Bank AG London	3/2/2016	—	(15,909)	(15,909)
	BRL	24,993,386	USD	6,309,868	Goldman Sachs Bank USA	3/2/2016	—	(85,718)	(85,718)
	BRL	24,725,954	USD	6,213,176	JPMorgan Chase Bank	3/2/2016	—	(55,625)	(55,625)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Bond Fund, continued
	CAD	8,554,000	USD	6,185,001	Citibank N.A.	3/2/2016	$137,240	—	$137,240
	CNY	10,553,684	USD	1,576,000	BNP Paribas SA	4/29/2016	31,751	—	31,751
	CNY	5,134,282	USD	787,225	JPMorgan Chase Bank	9/9/2016	—	($8,089)	(8,089)
	CNY	12,592,050	USD	1,905,000	Standard Chartered Bank London	5/19/2016	11,924	—	11,924
	CNY	1,856,230	USD	281,000	Standard Chartered Bank London	5/23/2016	1,541	—	1,541
	CNY	9,077,472	USD	1,376,000	Standard Chartered Bank London	5/24/2016	5,655	—	5,655
	CNY	7,429,640	USD	1,124,000	Standard Chartered Bank London	5/26/2016	6,767	—	6,767
	CNY	54,427,040	USD	8,347,706	UBS AG	9/21/2016	—	(90,710)	(90,710)
	EUR	218,000	USD	242,517	Bank of America, N.A.	5/13/2016	—	(4,836)	(4,836)
	EUR	5,014,000	USD	5,621,306	Goldman Sachs Bank USA	5/13/2016	—	(154,650)	(154,650)
	EUR	39,103,000	USD	43,519,097	Standard Chartered Bank	5/13/2016	—	(885,947)	(885,947)
	EUR	628,000	USD	708,882	UBS AG	5/13/2016	—	(24,187)	(24,187)
	GBP	2,170,000	USD	3,154,933	JPMorgan Chase Bank N.A.	5/13/2016	—	(133,843)	(133,843)
	IDR	1,501,672,000	USD	109,595	Citibank N.A.	5/24/2016	1,142	—	1,142
	INR	415,438,091	USD	6,099,893	Bank of America, N.A.	5/24/2016	—	(125,687)	(125,687)
	JPY	6,527,483,949	USD	56,221,643	Goldman Sachs Bank USA	5/13/2016	1,796,721	—	1,796,721
	JPY	304,300,000	USD	2,644,421	Standard Chartered Bank	5/13/2016	60,294	—	60,294
	KRW	462,145,450	USD	377,000	Bank of America, N.A.	3/22/2016	—	(3,501)	(3,501)
	KRW	1,707,325,000	USD	1,397,457	Citibank N.A.	5/24/2016	—	(19,517)	(19,517)
	KRW	1,918,704,500	USD	1,584,000	Deutsche Bank AG London	5/24/2016	—	(35,461)	(35,461)
	KRW	1,438,438,500	USD	1,215,000	HSBC Bank USA	5/24/2016	—	(54,072)	(54,072)
	KRW	1,633,475,400	USD	1,371,000	JPMorgan Chase Bank	5/24/2016	—	(52,663)	(52,663)
	MXN	44,170,000	USD	2,381,010	Bank of America, N.A.	3/14/2016	52,890	—	52,890
	MXN	85,079,000	USD	4,685,918	Barclays Bank PLC Wholesale	3/14/2016	2,189	—	2,189
	MXN	152,020,000	USD	8,317,694	HSBC Bank USA	3/14/2016	59,065	—	59,065
	MYR	2,738,035	USD	667,000	Barclays Capital	5/24/2016	—	(19,639)	(19,639)
	MYR	3,121,467	USD	754,000	HSBC Bank USA	5/24/2016	—	(15,983)	(15,983)
	MYR	2,058,000	USD	490,000	JPMorgan Chase Bank	5/24/2016	—	(3,422)	(3,422)
	MYR	2,771,754	USD	659,000	Standard Chartered Bank London	5/24/2016	—	(3,667)	(3,667)
	NZD	1,278,000	USD	851,252	Goldman Sachs Bank USA	4/4/2016	—	(10,788)	(10,788)
	NZD	1,955,000	USD	1,300,057	JPMorgan Chase Bank N.A.	3/2/2016	—	(11,907)	(11,907)
	NZD	5,174,000	USD	3,417,982	Standard Chartered Bank	3/2/2016	—	(8,833)	(8,833)
	SEK	7,770,000	USD	922,387	Citibank N.A.	5/13/2016	—	(12,344)	(12,344)
	TWD	29,359,700	USD	887,000	Barclays Capital	5/24/2016	—	(2,831)	(2,831)
	TWD	22,720,320	USD	686,000	HSBC Bank USA	5/24/2016	—	(1,777)	(1,777)
	TWD	25,382,760	USD	765,000	JPMorgan Chase Bank	5/24/2016	—	(597)	(597)
	USD	7,832,941	AUD	10,948,639	Bank of America, N.A.	4/4/2016	30,066	—	30,066
	USD	645,516	AUD	899,000	Goldman Sachs Bank USA	4/4/2016	4,817	—	4,817
	USD	13,453,154	AUD	19,153,639	Standard Chartered Bank	3/2/2016	—	(217,754)	(217,754)
	USD	1,911,292	BRL	7,608,852	Bank of America, N.A.	3/2/2016	16,445	—	16,445
	USD	66,000	BRL	267,432	Credit Suisse International	3/2/2016	—	(599)	(599)
	USD	1,144,336	BRL	4,554,000	Deutsche Bank AG London	3/2/2016	10,245	—	10,245
	USD	6,280,376	BRL	24,993,386	Goldman Sachs Bank USA	3/2/2016	56,226	—	56,226
	USD	6,247,331	BRL	24,993,386	Goldman Sachs Bank USA	4/4/2016	76,277	—	76,277
	USD	5,878,734	BRL	24,725,954	JPMorgan Chase Bank	3/2/2016	—	(278,817)	(278,817)
	USD	185,472	CAD	257,000	BNP Paribas SA	3/2/2016	—	(4,476)	(4,476)
	USD	6,184,938	CAD	8,554,000	Citibank N.A.	4/4/2016	—	(137,476)	(137,476)
	USD	5,822,824	CAD	8,297,000	JPMorgan Chase Bank N.A.	3/2/2016	—	(309,468)	(309,468)
	USD	285,000	CAD	386,071	Royal Bank of Canada	3/2/2016	—	(344)	(344)
	USD	490,741	CNY	3,243,800	Bank of America, N.A.	9/21/2016	—	(1,368)	(1,368)
	USD	650,000	CNY	4,487,275	Bank of America, N.A.	1/13/2017	—	(28,899)	(28,899)
	USD	386,000	CNY	2,567,286	Barclays Capital	9/9/2016	—	(3,590)	(3,590)
	USD	2,451,300	CNY	16,201,869	BNP Paribas SA	9/21/2016	—	(6,646)	(6,646)
	USD	2,711,000	CNY	18,762,831	BNP Paribas SA	1/13/2017	—	(127,710)	(127,710)
	USD	193,000	CNY	1,283,740	Citibank N.A.	9/9/2016	—	(1,810)	(1,810)
	USD	1,644,000	CNY	10,852,044	HSBC Bank USA	5/24/2016	—	(7,758)	(7,758)
	USD	193,000	CNY	1,283,257	HSBC Bank USA	9/9/2016	—	(1,736)	(1,736)
	USD	4,581,610	CNY	30,284,441	JPMorgan Chase Bank	9/21/2016	—	(12,770)	(12,770)
	USD	1,905,000	CNY	12,591,098	Standard Chartered Bank London	5/19/2016	—	(11,779)	(11,779)
	USD	281,000	CNY	1,857,073	Standard Chartered Bank London	5/23/2016	—	(1,669)	(1,669)
	USD	1,376,000	CNY	9,081,600	Standard Chartered Bank London	5/24/2016	—	(6,284)	(6,284)
	USD	1,124,000	CNY	7,429,640	Standard Chartered Bank London	5/26/2016	—	(6,767)	(6,767)
	USD	597,347	CNY	4,106,459	Standard Chartered Bank London	1/6/2017	—	(24,040)	(24,040)
	USD	1,037,434	CNY	6,857,440	UBS AG	9/21/2016	—	(2,892)	(2,892)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Bond Fund, continued
	USD	1,930,938	DKK	13,018,000	Bank of America, N.A.	4/1/2016	$30,471	—	$30,471
	USD	2,898,490	DKK	19,193,800	Bank of America, N.A.	7/1/2016	87,509	—	87,509
	USD	6,702,266	DKK	45,280,507	HSBC Bank USA	4/1/2016	91,871	—	91,871
	USD	1,926,198	DKK	12,982,000	JPMorgan Chase Bank N.A.	4/1/2016	30,987	—	30,987
	USD	2,890,472	DKK	18,924,680	JPMorgan Chase Bank N.A.	10/3/2016	108,309	—	108,309
	USD	4,500,977	DKK	29,945,000	UBS AG	5/13/2016	123,390	—	123,390
	USD	8,655,827	DKK	57,474,690	UBS AG	7/1/2016	238,512	—	238,512
	USD	1,697,536	EUR	1,512,000	Bank of America, N.A.	5/13/2016	49,035	—	49,035
	USD	4,566,720	EUR	4,131,000	Citibank N.A.	5/13/2016	62,780	—	62,780
	USD	852,552	EUR	776,000	UBS AG	5/13/2016	6,496	—	6,496
	USD	1,169,685	GBP	807,000	Morgan Stanley Bank, N.A.	5/13/2016	46,174	—	46,174
	USD	597,796	GBP	412,000	Standard Chartered Bank	5/13/2016	24,207	—	24,207
	USD	1,128,975	INR	78,576,640	UBS AG	5/24/2016	—	($996)	(996)
	USD	4,820,693	JPY	548,700,000	Goldman Sachs Bank USA	5/13/2016	—	(56,328)	(56,328)
	USD	19,160,503	JPY	2,310,000,000	HSBC Bank USA	3/14/2016	—	(1,332,966)	(1,332,966)
	USD	2,944,851	JPY	334,100,000	Standard Chartered Bank	5/13/2016	—	(24,737)	(24,737)
	USD	6,798,299	JPY	800,000,000	UBS AG	4/11/2016	—	(306,059)	(306,059)
	USD	529,000	KRW	639,032,000	BNP Paribas SA	4/29/2016	12,984	—	12,984
	USD	1,983,502	KRW	2,388,250,400	HSBC Bank USA	5/24/2016	56,004	—	56,004
	USD	1,817,187	KRW	2,188,870,788	JPMorgan Chase Bank	5/24/2016	50,604	—	50,604
	USD	773,722	KRW	932,528,500	UBS AG	5/24/2016	21,101	—	21,101
	USD	10,935,189	MXN	190,950,270	Bank of America, N.A.	3/14/2016	413,255	—	413,255
	USD	470,505	MXN	8,528,000	Barclays Bank PLC Wholesale	3/14/2016	587	—	587
	USD	2,466,067	MYR	10,734,790	BNP Paribas SA	5/24/2016	—	(71,987)	(71,987)
	USD	2,301,450	NZD	3,565,000	Goldman Sachs Bank USA	3/2/2016	—	(47,528)	(47,528)
	USD	2,341,536	NZD	3,564,000	JPMorgan Chase Bank N.A.	3/2/2016	—	(6,784)	(6,784)
	USD	3,411,347	NZD	5,174,000	Standard Chartered Bank	4/4/2016	8,717	—	8,717
	USD	1,638,379	SGD	2,292,330	Citibank N.A.	5/24/2016	11,563	—	11,563
	USD	517,000	SGD	738,173	HSBC Bank USA	4/29/2016	—	(7,272)	(7,272)
	USD	1,127,497	THB	40,161,446	Deutsche Bank AG London	5/24/2016	2,689	—	2,689
	USD	2,903,000	TWD	96,916,655	Bank of America, N.A.	5/24/2016	—	(15,649)	(15,649)
	USD	529,000	TWD	17,710,920	BNP Paribas SA	4/29/2016	—	(4,173)	(4,173)
	USD	817,262	TWD	27,337,400	Goldman Sachs Bank USA	5/24/2016	—	(6,004)	(6,004)
	USD	1,502,351	TWD	49,787,900	HSBC Bank USA	5/24/2016	2,986	—	2,986
	USD	2,208,410	TWD	72,965,860	JPMorgan Chase Bank	5/24/2016	11,040	—	11,040
							$3,963,824	($4,980,441)	($1,016,617)

High Yield Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from approximately $17.8 million to $20.6 million, as measured at each quarter end.

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
High Yield Fund
	EUR	1,427,471	USD	1,612,999	Citibank N.A.	5/13/2016	—	($56,659)	($56,659)
	EUR	4,230,988	USD	4,724,474	UBS AG London	5/13/2016	—	(111,519)	(111,519)
	USD	8,407,848	EUR	7,494,894	UBS AG London	5/13/2016	$236,327	—	236,327
	USD	5,883,277	GBP	4,069,388	UBS AG London	5/13/2016	217,846	—	217,846
							$454,173	($168,178)	$285,995

Investment Quality Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and as a substitute for securities purchased. The fund held forward foreign currency contracts with USD notional values ranging from approximately $42.1 million to $55.4 million, as measured at each quarter end.

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investment Quality Bond Fund
	BRL	1,647,000	USD	405,166	Barclays Bank PLC Wholesale	3/2/2016	$4,989	—	$4,989
	BRL	3,211,000	USD	817,107	Morgan Stanley and Company International PLC	3/2/2016	—	($17,465)	(17,465)
	BRL	3,233,000	USD	812,393	Standard Chartered Bank	3/2/2016	—	(7,273)	(7,273)
	BRL	266,000	USD	64,621	Morgan Stanley and Company International PLC	3/16/2016	1,375	—	1,375
	CAD	555,000	USD	400,208	Bank of Montreal	3/16/2016	9,993	—	9,993
	CAD	1,337,000	USD	976,411	JPMorgan Chase Bank N.A.	3/16/2016	11,766	—	11,766
	CAD	783,000	USD	564,242	Royal Bank of Canada	3/16/2016	14,473	—	14,473
	CNY	2,180,000	USD	347,743	JPMorgan Chase Bank	7/28/2016	—	(16,542)	(16,542)
	COP	481,300,000	USD	142,270	State Street Bank and Trust Company	3/16/2016	3,741	—	3,741
	CRC	96,273,000	USD	178,670	Citibank N.A.	3/16/2016	—	(231)	(231)
	CZK	9,430,000	USD	393,860	JPMorgan Chase Bank	3/16/2016	—	(14,756)	(14,756)
	EUR	520,000	USD	566,118	Bank of America, N.A.	3/16/2016	—	(215)	(215)
	EUR	293,000	USD	321,986	Citibank N.A.	3/16/2016	—	(3,122)	(3,122)
	EUR	188,000	USD	207,420	Bank of America, N.A.	3/31/2016	—	(2,730)	(2,730)
	EUR	364,000	USD	401,822	Morgan Stanley and Company International PLC	3/31/2016	—	(5,507)	(5,507)
	EUR	211,000	USD	232,942	HSBC Bank USA	3/31/2016	—	(3,210)	(3,210)
	EUR	260,000	USD	297,860	Bank of America, N.A.	3/15/2017	—	(10,779)	(10,779)
	EUR	165,000	USD	189,192	UBS AG	3/15/2017	—	(7,006)	(7,006)
	GBP	105,000	USD	153,401	Deutsche Bank AG London	3/16/2016	—	(7,251)	(7,251)
	HKD	2,535,000	USD	325,163	HSBC Bank USA	3/16/2016	786	—	786
	HUF	24,100,000	USD	87,167	JPMorgan Chase Bank	3/16/2016	—	(2,641)	(2,641)
	IDR	96,710,000	USD	6,958	Barclays Bank PLC Wholesale	3/16/2016	259	—	259
	IDR	6,845,301,000	USD	483,596	State Street Bank and Trust Company	3/16/2016	27,194	—	27,194
	IDR	6,090,773,000	USD	454,875	HSBC Bank USA	3/16/2016	—	(387)	(387)
	IDR	5,261,000,000	USD	340,518	Goldman Sachs International	5/18/2016	47,850	—	47,850
	MXN	6,620,000	USD	350,589	Morgan Stanley and Company International PLC	3/16/2016	14,131	—	14,131
	MXN	977,000	USD	53,728	Royal Bank of Canada	3/16/2016	98	—	98
	MYR	1,150,000	USD	280,556	HSBC Bank USA	3/16/2016	—	(7,378)	(7,378)
	PEN	211,000	USD	59,926	Deutsche Bank AG London	3/16/2016	—	(39)	(39)
	PEN	212,000	USD	62,043	Standard Chartered Bank	3/16/2016	—	(1,872)	(1,872)
	PLN	831,000	USD	211,085	JPMorgan Chase Bank	3/16/2016	—	(3,086)	(3,086)
	RON	320,000	USD	80,580	JPMorgan Chase Bank	3/16/2016	—	(2,606)	(2,606)
	RUB	42,490,000	USD	554,953	Citibank N.A.	3/16/2016	7,101	—	7,101
	RUB	12,951,000	USD	162,273	Credit Suisse International	3/16/2016	9,042	—	9,042
	RUB	22,430,000	USD	290,206	JPMorgan Chase Bank	3/16/2016	6,497	—	6,497
	RUB	30,490,000	USD	395,153	UBS AG	3/16/2016	8,167	—	8,167
	THB	8,390,000	USD	236,579	JPMorgan Chase Bank	3/16/2016	—	(1,189)	(1,189)
	USD	413,861	BRL	1,647,000	Barclays Bank PLC Wholesale	3/2/2016	3,705	—	3,705
	USD	806,434	BRL	3,211,000	Morgan Stanley and Company International PLC	3/2/2016	6,792	—	6,792
	USD	830,252	BRL	3,233,000	Standard Chartered Bank	3/2/2016	25,132	—	25,132
	USD	374,640	BRL	1,495,000	State Street Bank and Trust Company	3/2/2016	2,337	—	2,337
	USD	66,467	BRL	266,000	Morgan Stanley and Company International PLC	3/16/2016	471	—	471
	USD	793,163	BRL	3,146,000	Morgan Stanley and Company International PLC	4/4/2016	16,392	—	16,392
	USD	1,875,794	CAD	2,675,000	Royal Bank of Canada	3/16/2016	—	(101,299)	(101,299)
	USD	265,554	CNY	1,750,000	Deutsche Bank AG London	7/28/2016	—	(319)	(319)
	USD	65,399	CNY	430,000	Goldman Sachs International	7/28/2016	71	—	71
	USD	132,627	COP	434,951,000	Standard Chartered Bank	3/16/2016	677	—	677
	USD	14,003	COP	46,349,000	State Street Bank and Trust Company	3/16/2016	—	(58)	(58)
	USD	177,888	CRC	96,273,000	Citibank N.A.	3/16/2016	—	(549)	(549)
	USD	384,819	CZK	9,430,000	Citibank N.A.	3/16/2016	5,715	—	5,715
	USD	943,382	EUR	890,000	Commonwealth Bank of Australia Sydney	3/16/2016	—	(25,182)	(25,182)
	USD	5,850,001	EUR	5,322,000	Citibank N.A.	3/31/2016	55,532	—	55,532
	USD	731,048	EUR	680,000	Bank of America, N.A.	3/15/2017	—	(19,779)	(19,779)
	USD	454,057	GBP	299,000	Citibank N.A.	3/16/2016	37,877	—	37,877
	USD	2,064,588	GBP	1,466,000	Bank of America, N.A.	3/31/2016	23,910	—	23,910
	USD	327,218	HKD	2,535,000	Royal Bank of Canada	3/16/2016	1,270	—	1,270
	USD	83,728	HUF	24,100,000	Citibank N.A.	3/16/2016	—	(798)	(798)
	USD	890,281	IDR	12,797,784,000	Bank of America, N.A.	3/16/2016	—	(64,678)	(64,678)
	USD	12,767	IDR	180,000,000	Standard Chartered Bank	3/16/2016	—	(665)	(665)
	USD	3,870	IDR	55,000,000	State Street Bank and Trust Company	3/16/2016	—	(234)	(234)
	USD	163,699	IDR	2,363,000,000	Barclays Bank PLC Wholesale	5/18/2016	—	(10,738)	(10,738)
	USD	200,207	IDR	2,898,000,000	JPMorgan Chase Bank	5/18/2016	—	(13,724)	(13,724)
	USD	809,260	MXN	13,903,000	Royal Bank of Canada	3/16/2016	43,293	—	43,293
	USD	144,009	MYR	616,000	Citibank N.A.	3/16/2016	—	(2,319)	(2,319)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investment Quality Bond Fund, continued
	USD	13,604	MYR	58,000	Credit Suisse International	3/16/2016	—	($174)	($174)
	USD	77,636	MYR	331,000	JPMorgan Chase Bank	3/16/2016	—	(992)	(992)
	USD	34,048	MYR	145,000	Standard Chartered Bank	3/16/2016	—	(397)	(397)
	USD	619,915	PEN	2,126,000	Standard Chartered Bank	3/16/2016	$16,503	—	16,503
	USD	209,441	PLN	831,000	Bank of America, N.A.	3/16/2016	1,442	—	1,442
	USD	421,762	RON	1,690,000	BNP Paribas SA	3/16/2016	9,959	—	9,959
	USD	496,352	RON	2,005,000	JPMorgan Chase Bank	3/16/2016	7,792	—	7,792
	USD	545,388	RUB	38,488,000	Citibank N.A.	3/16/2016	36,271	—	36,271
	USD	976,849	RUB	72,459,000	JPMorgan Chase Bank	3/16/2016	18,365	—	18,365
	USD	550,057	RUB	43,724,000	HSBC Bank USA	3/16/2016	—	(28,321)	(28,321)
	USD	229,818	THB	8,320,000	Citibank N.A.	3/16/2016	—	(3,608)	(3,608)
	USD	243,911	THB	8,650,000	JPMorgan Chase Bank	3/16/2016	1,226	—	1,226
	USD	1,919	THB	70,000	Standard Chartered Bank	3/16/2016	—	(45)	(45)
	USD	729,199	UYU	23,225,000	JPMorgan Chase Bank	3/3/2016	6,355	—	6,355
	USD	680,690	UYU	21,055,000	HSBC Bank USA	3/3/2016	25,384	—	25,384
	USD	356,984	UYU	11,165,000	HSBC Bank USA	3/16/2016	10,782	—	10,782
	USD	248,708	UYU	8,083,000	Citibank N.A.	4/4/2016	—	(691)	(691)
	USD	248,631	UYU	8,083,000	JPMorgan Chase Bank	4/4/2016	—	(767)	(767)
	USD	492,555	UYU	16,164,000	HSBC Bank USA	4/4/2016	—	(6,181)	(6,181)
	USD	374,488	ZAR	5,810,000	Barclays Bank PLC Wholesale	3/16/2016	9,323	—	9,323
	USD	912,213	ZAR	14,918,000	JPMorgan Chase Bank N.A.	3/16/2016	—	(25,402)	(25,402)
	USD	186,500	ZAR	2,948,000	UBS AG	3/16/2016	1,214	—	1,214
	UYU	8,083,000	USD	251,964	Citibank N.A.	3/3/2016	—	(392)	(392)
	UYU	20,033,000	USD	627,003	JPMorgan Chase Bank	3/3/2016	—	(3,505)	(3,505)
	UYU	16,164,000	USD	500,111	HSBC Bank USA	3/3/2016	2,971	—	2,971
	UYU	11,165,000	USD	348,961	JPMorgan Chase Bank	3/16/2016	—	(2,759)	(2,759)
	ZAR	5,810,000	USD	362,354	Goldman Sachs International	3/16/2016	2,812	—	2,812
	ZAR	8,470,000	USD	548,155	JPMorgan Chase Bank N.A.	3/16/2016	—	(15,805)	(15,805)
							$541,035	($444,666)	$96,369

Real Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with USD notional values ranging from approximately $255.6 million to $342.2 million, as measured at each quarter end.

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Real Return Bond Fund
	BRL	4,451,760	USD	1,082,890	Bank of America, N.A.	3/2/2016	$25,740	—	$25,740
	BRL	1,641,360	USD	420,000	Deutsche Bank AG London	3/2/2016	—	($11,249)	(11,249)
	BRL	30,852,414	USD	7,752,642	Goldman Sachs Bank USA	3/2/2016	—	(69,407)	(69,407)
	BRL	24,759,294	USD	5,886,660	JPMorgan Chase Bank	3/2/2016	279,193	—	279,193
	BRL	30,852,414	USD	7,711,850	Goldman Sachs Bank USA	4/4/2016	—	(94,158)	(94,158)
	EUR	1,716,000	USD	1,918,313	Goldman Sachs Bank USA	3/2/2016	—	(51,562)	(51,562)
	EUR	6,511,000	USD	7,087,423	JPMorgan Chase Bank N.A.	3/2/2016	—	(4,429)	(4,429)
	EUR	15,925,000	USD	17,458,578	Morgan Stanley Bank, N.A.	3/2/2016	—	(134,559)	(134,559)
	EUR	814,000	USD	888,701	Citibank N.A.	4/4/2016	—	(2,328)	(2,328)
	GBP	6,684,000	USD	9,713,367	Citibank N.A.	3/2/2016	—	(410,239)	(410,239)
	GBP	7,420,000	USD	10,325,921	Standard Chartered Bank	3/2/2016	1,609	—	1,609
	INR	428,628,412	USD	6,288,562	Citibank N.A.	5/24/2016	—	(124,673)	(124,673)
	JPY	87,631,585	USD	781,727	Bank of America, N.A.	3/2/2016	—	(4,541)	(4,541)
	JPY	389,368,415	USD	3,421,214	Citibank N.A.	3/2/2016	32,011	—	32,011
	JPY	1,098,100,000	USD	9,259,011	JPMorgan Chase Bank N.A.	3/2/2016	479,803	—	479,803
	KRW	3,432,058,500	USD	2,847,000	Bank of America, N.A.	5/24/2016	—	(77,071)	(77,071)
	KRW	746,514,000	USD	619,000	Citibank N.A.	5/24/2016	—	(16,507)	(16,507)
	KRW	45,843,200	USD	38,000	Credit Suisse International	5/24/2016	—	(1,001)	(1,001)
	KRW	1,206,100	USD	1,000	Goldman Sachs Bank USA	5/24/2016	—	(27)	(27)
	KRW	1,193,064,900	USD	991,000	JPMorgan Chase Bank	5/24/2016	—	(28,107)	(28,107)
	KRW	1,204,800	USD	1,000	UBS AG	5/24/2016	—	(28)	(28)
	KRW	1,327,054,300	USD	1,100,000	HSBC Bank USA	5/24/2016	—	(28,967)	(28,967)
	MXN	2,543,000	USD	137,068	Bank of America, N.A.	3/14/2016	3,059	—	3,059

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Real Return Bond Fund, continued
	MXN	29,678,000	USD	1,607,963	Barclays Bank PLC Wholesale	3/14/2016	$27,384	—	$27,384
	MXN	53,156,956	USD	2,929,000	BNP Paribas SA	3/14/2016	108	—	108
	TWD	17,563,875	USD	525,000	Bank of America, N.A.	5/24/2016	3,937	—	3,937
	TWD	113,226,960	USD	3,388,000	Goldman Sachs Bank USA	5/24/2016	21,834	—	21,834
	TWD	6,370,245	USD	189,000	JPMorgan Chase Bank	5/24/2016	2,840	—	2,840
	TWD	44,369,180	USD	1,326,000	HSBC Bank USA	5/24/2016	10,180	—	10,180
	USD	997,299	AUD	1,410,000	JPMorgan Chase Bank N.A.	5/13/2016	—	($5,816)	(5,816)
	USD	1,118,645	BRL	4,451,760	Bank of America, N.A.	3/2/2016	10,015	—	10,015
	USD	412,443	BRL	1,641,360	Deutsche Bank AG London	3/2/2016	3,692	—	3,692
	USD	7,789,047	BRL	30,852,414	Goldman Sachs Bank USA	3/2/2016	105,812	—	105,812
	USD	6,221,553	BRL	24,759,294	JPMorgan Chase Bank	3/2/2016	55,700	—	55,700
	USD	10,170,000	BRL	32,742,980	JPMorgan Chase Bank	4/4/2016	2,085,513	—	2,085,513
	USD	1,726,496	CNY	11,285,240	JPMorgan Chase Bank	10/24/2016	15,804	—	15,804
	USD	27,000	CNY	186,368	Bank of America, N.A.	1/6/2017	—	(1,201)	(1,201)
	USD	1,654,000	CNY	11,448,988	Deutsche Bank AG London	1/6/2017	—	(78,452)	(78,452)
	USD	1,361,026	CNY	9,356,375	Standard Chartered Bank London	1/6/2017	—	(54,773)	(54,773)
	USD	333,273	COP	1,124,128,696	Goldman Sachs Bank USA	6/3/2016	—	(3,601)	(3,601)
	USD	1,504,739	EUR	1,336,000	JPMorgan Chase Bank N.A.	3/2/2016	51,370	—	51,370
	USD	24,738,294	EUR	22,816,000	UBS AG	3/2/2016	—	(82,102)	(82,102)
	USD	577,829	EUR	524,000	Goldman Sachs Bank USA	4/4/2016	7,240	—	7,240
	USD	17,475,378	EUR	15,925,000	Morgan Stanley Bank, N.A.	4/4/2016	134,479	—	134,479
	USD	17,575,236	GBP	12,329,000	Bank of America, N.A.	3/2/2016	415,112	—	415,112
	USD	1,640,388	GBP	1,181,000	Goldman Sachs Bank USA	3/2/2016	—	(3,387)	(3,387)
	USD	860,380	GBP	594,000	JPMorgan Chase Bank N.A.	3/2/2016	33,621	—	33,621
	USD	10,327,304	GBP	7,420,000	Standard Chartered Bank	4/4/2016	—	(1,561)	(1,561)
	USD	7,118	HUF	2,089,510	Goldman Sachs Bank USA	5/12/2016	—	(208)	(208)
	USD	4,073,000	INR	284,003,330	JPMorgan Chase Bank	5/24/2016	—	(11,109)	(11,109)
	USD	1,851,000	INR	129,162,780	Standard Chartered Bank London	5/24/2016	—	(6,425)	(6,425)
	USD	198,875	INR	13,841,686	UBS AG	5/24/2016	—	(176)	(176)
	USD	8,727,951	JPY	1,020,300,000	JPMorgan Chase Bank N.A.	3/2/2016	—	(320,872)	(320,872)
	USD	4,688,543	JPY	554,800,000	Standard Chartered Bank	3/2/2016	—	(231,859)	(231,859)
	USD	5,584,384	KRW	6,719,410,150	JPMorgan Chase Bank	5/24/2016	161,315	—	161,315
	USD	6,001,923	MXN	104,805,582	Bank of America, N.A.	3/14/2016	226,821	—	226,821
	USD	156,935	MXN	2,816,000	Barclays Bank PLC Wholesale	3/14/2016	1,765	—	1,765
	USD	2,897,292	MXN	52,257,000	HSBC Bank USA	3/14/2016	17,774	—	17,774
	USD	3,052,869	NZD	4,611,000	Bank of America, N.A.	5/13/2016	27,365	—	27,365
	USD	5,448,946	TWD	180,033,190	JPMorgan Chase Bank	5/24/2016	27,240	—	27,240
	USD	408,428	ZAR	6,042,279	Bank of America, N.A.	5/12/2016	32,880	—	32,880
	ZAR	5,037,256	USD	338,764	Standard Chartered Bank	5/12/2016	—	(25,682)	(25,682)
							$4,301,216	($1,886,077)	$2,415,139

Strategic Equity Allocation Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with USD notional values ranging from approximately $43.5 million to $73.0 million, as measured at each quarter end.

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Strategic Equity Allocation Fund
	USD	46,868,337	JPY	5,341,725,000	Royal Bank of Canada	5/20/2016	—	($620,573)	($620,573)
							—	($620,573)	($620,573)

Total Return Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with USD notional values ranging from approximately $1.0 billion to $1.7 billion, as measured at each quarter end.

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Return Fund
	BRL	10,566,185	USD	2,512,170	JPMorgan Chase Bank	3/2/2016	$119,147	—	$119,147
	BRL	296,710	USD	86,190	JPMorgan Chase Bank	1/3/2018	—	($24,579)	(24,579)
	CAD	35,459,000	USD	25,638,758	Citibank N.A.	3/2/2016	568,901	—	568,901
	CAD	10,634,000	USD	7,702,956	Morgan Stanley Bank, N.A.	3/2/2016	156,607	—	156,607
	CAD	20,165,000	USD	14,876,706	JPMorgan Chase Bank	4/4/2016	27,606	—	27,606
	CNY	23,034,503	USD	3,531,545	JPMorgan Chase Bank	9/14/2016	—	(36,444)	(36,444)
	CNY	35,562,381	USD	5,223,616	Standard Chartered Bank London	9/14/2016	172,380	—	172,380
	CNY	15,413,332	USD	2,266,000	Deutsche Bank AG London	9/26/2016	72,037	—	72,037
	CNY	16,128,240	USD	2,360,000	UBS AG	9/26/2016	86,481	—	86,481
	CNY	45,894,195	USD	6,751,059	JPMorgan Chase Bank	9/30/2016	209,925	—	209,925
	CNY	9,483,864	USD	1,395,712	BNP Paribas SA	10/11/2016	42,367	—	42,367
	CNY	114,257,955	USD	16,739,822	Goldman Sachs Bank USA	10/11/2016	585,603	—	585,603
	CNY	10,799,397	USD	1,616,071	Standard Chartered Bank London	10/11/2016	21,488	—	21,488
	CNY	464,803	USD	68,073	BNP Paribas SA	12/5/2016	2,314	—	2,314
	CNY	36,466,000	USD	5,355,323	Deutsche Bank AG London	12/5/2016	166,844	—	166,844
	CNY	31,554,730	USD	4,617,315	BNP Paribas SA	12/7/2016	160,897	—	160,897
	EUR	10,518,000	USD	11,437,518	Citibank N.A.	3/2/2016	4,493	—	4,493
	EUR	3,520,000	USD	3,944,491	Goldman Sachs Bank USA	3/2/2016	—	(115,258)	(115,258)
	EUR	21,018,000	USD	23,562,694	JPMorgan Chase Bank	3/2/2016	—	(698,253)	(698,253)
	EUR	3,898,000	USD	4,376,320	Bank of America, N.A.	5/13/2016	—	(126,415)	(126,415)
	EUR	920,000	USD	1,016,013	Citibank N.A.	5/13/2016	—	(12,957)	(12,957)
	EUR	2,019,000	USD	2,206,739	Goldman Sachs Bank USA	5/13/2016	—	(5,467)	(5,467)
	EUR	22,552,000	USD	24,787,423	JPMorgan Chase Bank	5/13/2016	—	(199,468)	(199,468)
	EUR	1,143,000	USD	1,543,679	Bank of America, N.A.	6/13/2016	—	(296,131)	(296,131)
	EUR	4,162,000	USD	5,625,359	Deutsche Bank AG London	6/13/2016	—	(1,082,672)	(1,082,672)
	GBP	825,000	USD	1,181,181	JPMorgan Chase Bank	3/2/2016	—	(32,904)	(32,904)
	GBP	14,447,000	USD	20,104,931	Standard Chartered Bank	3/2/2016	3,133	—	3,133
	GBP	6,032,000	USD	8,421,480	Goldman Sachs Bank USA	4/4/2016	—	(24,753)	(24,753)
	JPY	5,941,876,172	USD	52,115,673	Citibank N.A.	3/2/2016	581,557	—	581,557
	JPY	7,821,300,000	USD	66,897,128	JPMorgan Chase Bank	3/2/2016	2,468,311	—	2,468,311
	JPY	3,911,600,000	USD	33,518,423	Standard Chartered Bank	3/2/2016	1,172,721	—	1,172,721
	JPY	2,571,474,172	USD	22,687,895	JPMorgan Chase Bank	5/13/2016	168,189	—	168,189
	KRW	657,243,200	USD	536,000	Bank of America, N.A.	5/24/2016	—	(5,555)	(5,555)
	KRW	754,062,500	USD	625,000	Citibank N.A.	5/24/2016	—	(16,415)	(16,415)
	KRW	2,373,235,992	USD	1,974,771	JPMorgan Chase Bank	5/24/2016	—	(59,391)	(59,391)
	KRW	175,200,000	USD	146,000	HSBC Bank USA	5/24/2016	—	(4,600)	(4,600)
	MXN	33,361,000	USD	1,840,954	Bank of America, N.A.	3/14/2016	—	(2,663)	(2,663)
	MXN	15,449,000	USD	861,230	Barclays Bank PLC Wholesale	3/14/2016	—	(9,942)	(9,942)
	MXN	108,582,000	USD	5,961,720	BNP Paribas SA	3/14/2016	21,474	—	21,474
	MXN	136,896,000	USD	7,351,951	Citibank N.A.	3/14/2016	191,430	—	191,430
	MXN	19,171,333	USD	1,106,000	Goldman Sachs Bank USA	3/14/2016	—	(49,602)	(49,602)
	MXN	40,062,000	USD	2,245,475	JPMorgan Chase Bank	3/14/2016	—	(37,939)	(37,939)
	MXN	15,370,368	USD	832,000	Royal Bank of Scotland PLC	3/14/2016	14,953	—	14,953
	MXN	38,364,587	USD	2,066,000	Societe Generale	3/14/2016	48,004	—	48,004
	MXN	39,168,192	USD	2,265,000	UBS AG	3/14/2016	—	(106,715)	(106,715)
	MXN	50,791,000	USD	2,758,222	HSBC Bank USA	3/14/2016	40,515	—	40,515
	MYR	7,131,846	USD	1,672,000	Barclays Capital	5/24/2016	14,201	—	14,201
	MYR	15,698,697	USD	3,684,000	Citibank N.A.	5/24/2016	27,684	—	27,684
	MYR	5,888,438	USD	1,375,000	Deutsche Bank AG London	5/24/2016	17,219	—	17,219
	MYR	10,236,582	USD	2,451,000	JPMorgan Chase Bank	5/24/2016	—	(30,738)	(30,738)
	MYR	15,982,152	USD	3,711,000	Standard Chartered Bank London	5/24/2016	67,701	—	67,701
	MYR	12,887,588	USD	3,055,000	UBS AG	5/24/2016	—	(7,953)	(7,953)
	MYR	28,787,343	USD	6,636,974	HSBC Bank USA	5/24/2016	169,293	—	169,293
	MYR	24,064,188	USD	5,615,000	Nomura Global Financial Products, Inc.	5/24/2016	74,560	—	74,560
	THB	20,563,440	USD	564,000	Bank of America, N.A.	5/24/2016	11,924	—	11,924
	THB	26,688,810	USD	731,000	Goldman Sachs Bank USA	5/24/2016	16,478	—	16,478
	THB	91,471,870	USD	2,547,001	JPMorgan Chase Bank	5/24/2016	14,867	—	14,867
	THB	27,818,154	USD	777,000	Standard Chartered Bank London	5/24/2016	2,108	—	2,108
	THB	172,992,375	USD	4,830,000	Nomura Global Financial Products, Inc.	5/24/2016	15,026	—	15,026
	TWD	113,415,960	USD	3,381,000	Bank of America, N.A.	5/24/2016	34,526	—	34,526
	TWD	17,967,300	USD	542,000	Credit Suisse International	5/24/2016	—	(914)	(914)
	TWD	123,572,895	USD	3,685,008	JPMorgan Chase Bank	5/24/2016	36,394	—	36,394
	TWD	28,946,105	USD	863,000	Standard Chartered Bank London	5/24/2016	8,713	—	8,713
	TWD	24,285,570	USD	723,000	Nomura Global Financial Products, Inc.	5/24/2016	8,361	—	8,361

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Return Fund, continued
	USD	2,316,421	AUD	3,275,000	JPMorgan Chase Bank	5/13/2016	—	($13,509)	($13,509)
	USD	2,669,592	BRL	10,566,185	JPMorgan Chase Bank	3/2/2016	$38,275	—	38,275
	USD	5,904,931	BRL	20,000,000	Citibank N.A.	4/4/2016	966,781	—	966,781
	USD	86,783	BRL	296,710	BNP Paribas SA	1/3/2018	25,171	—	25,171
	USD	9,998,358	CAD	13,823,000	Citibank N.A.	3/2/2016	—	(218,187)	(218,187)
	USD	22,964,358	CAD	32,270,000	JPMorgan Chase Bank	3/2/2016	—	(886,319)	(886,319)
	USD	25,638,501	CAD	35,459,000	Citibank N.A.	4/4/2016	—	(569,880)	(569,880)
	USD	5,054,316	CNY	33,531,936	BNP Paribas SA	9/14/2016	—	(33,595)	(33,595)
	USD	3,811,000	CNY	25,064,947	UBS AG	9/14/2016	7,813	—	7,813
	USD	4,650,092	CNY	31,541,572	Goldman Sachs Bank USA	9/26/2016	—	(134,426)	(134,426)
	USD	6,995,000	CNY	45,894,195	JPMorgan Chase Bank	9/30/2016	34,016	—	34,016
	USD	4,711,557	CNY	32,019,533	BNP Paribas SA	10/11/2016	—	(143,702)	(143,702)
	USD	13,065,905	CNY	86,027,894	JPMorgan Chase Bank	10/11/2016	21,126	—	21,126
	USD	6,157,000	CNY	40,409,199	HSBC Bank USA	10/11/2016	29,579	—	29,579
	USD	5,551,000	CNY	36,930,803	Morgan Stanley Bank, N.A.	12/5/2016	—	(41,554)	(41,554)
	USD	4,749,000	CNY	31,554,730	HSBC Bank USA	12/7/2016	—	(29,212)	(29,212)
	USD	6,321,715	EUR	5,655,000	Goldman Sachs Bank USA	3/2/2016	169,921	—	169,921
	USD	23,481,809	EUR	21,446,000	JPMorgan Chase Bank	3/2/2016	151,768	—	151,768
	USD	8,625,225	EUR	7,955,000	UBS AG	3/2/2016	—	(28,626)	(28,626)
	USD	20,575,756	EUR	18,623,000	Citibank N.A.	5/13/2016	271,504	—	271,504
	USD	3,801,326	EUR	3,460,000	UBS AG	5/13/2016	28,963	—	28,963
	USD	39,571,936	EUR	28,934,000	Bank of America, N.A.	6/13/2016	7,991,415	—	7,991,415
	USD	14,138,359	EUR	10,326,000	Deutsche Bank AG London	6/13/2016	2,867,866	—	2,867,866
	USD	8,992,038	EUR	6,531,000	Bank of America, N.A.	6/27/2016	1,859,944	—	1,859,944
	USD	9,937,486	EUR	7,227,000	Barclays Bank PLC Wholesale	6/27/2016	2,045,335	—	2,045,335
	USD	21,770,541	GBP	15,272,000	Bank of America, N.A.	3/2/2016	514,202	—	514,202
	USD	20,107,624	GBP	14,447,000	Standard Chartered Bank	4/4/2016	—	(3,040)	(3,040)
	USD	62,873,172	JPY	7,334,074,172	JPMorgan Chase Bank	3/2/2016	—	(2,171,165)	(2,171,165)
	USD	86,028,192	JPY	10,179,802,000	Standard Chartered Bank	3/2/2016	—	(4,254,296)	(4,254,296)
	USD	1,379,296	JPY	160,900,000	UBS AG	3/2/2016	—	(47,692)	(47,692)
	USD	22,866,334	JPY	2,549,800,000	Goldman Sachs Bank USA	5/13/2016	202,897	—	202,897
	USD	1,187,000	KRW	1,433,658,600	Bank of America, N.A.	5/24/2016	29,930	—	29,930
	USD	1,980,048	KRW	2,405,941,400	JPMorgan Chase Bank	5/24/2016	38,273	—	38,273
	USD	108,000	KRW	130,874,400	Nomura Global Financial Products, Inc.	5/24/2016	2,375	—	2,375
	USD	4,705,996	MXN	86,953,285	Bank of America, N.A.	3/14/2016	—	(85,391)	(85,391)
	USD	1,524,000	MXN	27,768,140	Barclays Bank PLC Wholesale	3/14/2016	—	(6,108)	(6,108)
	USD	1,856,000	MXN	31,726,464	BNP Paribas SA	3/14/2016	107,777	—	107,777
	USD	4,222,738	MXN	73,911,000	Citibank N.A.	3/14/2016	150,020	—	150,020
	USD	1,885,000	MXN	35,705,670	JPMorgan Chase Bank	3/14/2016	—	(82,490)	(82,490)
	USD	1,048,000	MXN	19,702,924	Morgan Stanley Bank, N.A.	3/14/2016	—	(37,690)	(37,690)
	USD	2,865,000	MXN	52,775,878	Royal Bank of Scotland PLC	3/14/2016	—	(43,109)	(43,109)
	USD	1,748,000	MXN	31,715,712	Societe Generale	3/14/2016	369	—	369
	USD	1,011,000	MXN	17,249,682	UBS AG	3/14/2016	60,491	—	60,491
	USD	271,000	MXN	4,997,918	Nomura Global Financial Products, Inc.	3/14/2016	—	(4,400)	(4,400)
	USD	14,194,862	MYR	61,890,231	BNP Paribas SA	5/24/2016	—	(438,006)	(438,006)
	USD	3,508,498	MYR	15,475,986	Citibank N.A.	5/24/2016	—	(150,529)	(150,529)
	USD	3,404,121	MYR	14,159,440	Deutsche Bank AG London	5/24/2016	56,367	—	56,367
	USD	1,966,134	MYR	8,656,890	JPMorgan Chase Bank	5/24/2016	—	(80,637)	(80,637)
	USD	295,000	MYR	1,301,688	Standard Chartered Bank London	5/24/2016	—	(12,763)	(12,763)
	USD	1,526,719	MYR	6,383,975	UBS AG	5/24/2016	17,338	—	17,338
	USD	3,193,383	MYR	13,568,686	HSBC Bank USA	5/24/2016	—	(14,696)	(14,696)
	USD	58,841	SGD	83,000	Bank of America, N.A.	5/24/2016	—	(63)	(63)
	USD	580,000	THB	21,222,200	Barclays Capital	5/24/2016	—	(14,374)	(14,374)
	USD	1,681,582	THB	59,897,937	Deutsche Bank AG London	5/24/2016	4,010	—	4,010
	USD	1,628,000	THB	59,649,920	JPMorgan Chase Bank	5/24/2016	—	(42,625)	(42,625)
	USD	2,924,322	THB	106,898,580	Standard Chartered Bank London	5/24/2016	—	(69,604)	(69,604)
	USD	2,721,818	THB	99,183,049	UBS AG	5/24/2016	—	(56,019)	(56,019)
	USD	1,081,000	TWD	36,289,170	Bank of America, N.A.	5/24/2016	—	(11,850)	(11,850)
	USD	2,520,619	TWD	84,743,210	Goldman Sachs Bank USA	5/24/2016	—	(31,426)	(31,426)
	USD	1,345,000	TWD	45,156,860	JPMorgan Chase Bank	5/24/2016	—	(14,902)	(14,902)
	USD	812,371	TWD	27,149,455	Standard Chartered Bank London	5/24/2016	—	(5,235)	(5,235)
	USD	3,636,801	TWD	121,832,820	HSBC Bank USA	5/24/2016	—	(32,200)	(32,200)
							$25,319,958	($12,797,048)	$12,522,910

DERIVATIVE INSTRUMENTS, CONTINUED

Currency abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Renminbi

COP	Colombian Peso

CRC	Costa Rican Colon

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NZD	New Zealand Dollar

PEN	Peruvian New Sol

PLN	Polish Zloty

RON	Romanian Leu

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TWD	Taiwanese Dollar

USD	U.S. Dollar

UYU	Uruguayan Peso

ZAR	South African Rand

Options.  There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

The following table summarizes the range of market value for purchased options held by the funds during the six months ended February 29, 2016, as measured each quarter end. In addition, the table details how the funds used purchased options during the six months ended February 29, 2016.

Fund	Market Value Range	Reason for purchasing options
Global Bond Fund	$130.3 thousand to $431.7 thousand	To manage duration of the fund, manage against anticipated interest rate changes and currency exchange rates, to maintain diversity and liquidity of the fund and gain exposure to foreign currency.
Investment Quality Bond Fund	$4.0 thousand to $242.4 thousand	To manage against currency exchange rates and gain exposure to foreign currency.
Real Return Bond Fund	$1.0 thousand to $1.1 million	To manage duration of the fund, manage against anticipated interest rate changes and to maintain diversity and liquidity of the fund.
Total Return Fund	$1.5 million to $3.4 million	To maintain diversity and liquidity of the fund.

The following tables summarize the funds’ written options activities during the six months ended February 29, 2016. In addition, the tables detail how the funds used written option contracts held during the six months ended February 29, 2016.

	Number of Contracts/Notional	Premiums Received
Capital Appreciation Value Fund
Outstanding, beginning of period	10,405	$2,331,987
Options written	20,336	5,709,042
Option closed	(1,925)	(466,106)
Options exercised	(2,839)	(725,550)
Options expired	(5,767)	(1,178,058)
Outstanding, end of period	20,210	$5,671,315
Global Bond Fund
Outstanding, beginning of period	79,550,000	$975,470
Options written	226,975,580	1,510,722
Option closed	(55,000,000)	(441,142)
Options exercised	(22,400,000)	(115,884)
Options expired	(155,150,210)	(1,283,133)
Outstanding, end of period	73,975,370	$646,033
Health Sciences Fund
Outstanding, beginning of period	157	$117,528
Options written	245	127,204
Option closed	(76)	(47,087)
Options exercised	—	—
Options expired	(197)	(128,733)
Outstanding, end of period	129	$68,912

DERIVATIVE INSTRUMENTS, CONTINUED

	Number of Contracts/Notional	Premiums Received
Real Return Bond Fund
Outstanding, beginning of period	199,022,000	$1,593,972
Options written	240,890,931	1,970,134
Option closed	(109,900,000)	(560,818)
Options exercised	(91,312,000)	(386,945)
Options expired	(37,700,000)	(273,473)
Outstanding, end of period	201,000,931	$2,342,870
Total Return Fund
Outstanding, beginning of period	1,060,700,814	$6,347,644
Options written	741,205,437	7,000,990
Option closed	(254,800,000)	(966,797)
Options exercised	(66,800,494)	(665,278)
Options expired	(766,504,668)	(5,947,315)
Outstanding, end of period	713,801,089	$5,769,244

Options on Securities

Capital Appreciation Value Fund

The fund used written options to manage against anticipated changes in securities markets.

Fund	Name of Issuer	Exercise Price	Expiration date	Number of Contracts	Premium	Value
Capital Appreciation Value Fund	Calls
	Apple, Inc.	$140.00	Jan 2017	208	$101,710	($15,495)
	Apple, Inc.	130.00	Jan 2017	208	154,332	(29,848)
	Apple, Inc.	135.00	Jan 2017	208	125,422	(21,424)
					$381,464	($66,767)

Health Sciences Fund

The fund used written options to manage against anticipated changes in securities markets, as a substitute for securities purchased and to maintain diversity and liquidity of the fund.

Fund	Name of Issuer	Exercise Price	Expiration date	Number of Contracts	Premium	Value
Health Sciences Fund	Calls
	Agilent Technologies, Inc.	$45.00	May 2016	60	$8,823	($1,080)
	Alexion Pharmaceuticals, Inc.	200.00	May 2016	16	18,734	(600)
	Alexion Pharmaceuticals, Inc.	210.00	May 2016	10	10,003	(250)
	Incyte Corp.	75.00	Jun 2016	27	22,868	(24,165)
	Wellcare Health Plans, INC.	95.00	Jun 2016	16	8,484	(8,240)
					$68,912	($34,335)

Over the Counter Options on Securities

Capital Appreciation Value Fund

The fund used written options to manage against anticipated changes in securities markets.

Fund	Name of Issuer	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Captial Apperciation Value Fund	Calls
	Altria Group, Inc.	Citigroup Global Markets, Inc.	$67.50	Jan 2017	421	$45,384	($58,940)
	Altria Group, Inc.	Citigroup Global Markets, Inc.	65.00	Jan 2017	421	73,338	(87,358)
	Altria Group, Inc.	Citigroup Global Markets, Inc.	67.50	Jan 2017	420	42,563	(58,800)
	Altria Group, Inc.	Citigroup Global Markets, Inc.	65.00	Jan 2017	420	65,843	(87,150)
	Apple, Inc.	Citigroup Global Markets, Inc.	130.00	Jan 2017	310	197,960	(44,485)
	Apple, Inc.	Citigroup Global Markets, Inc.	135.00	Jan 2017	106	63,282	(10,918)
	Apple, Inc.	Citigroup Global Markets, Inc.	140.00	Jan 2017	310	127,190	(23,095)
	Apple, Inc.	Citigroup Global Markets, Inc.	135.00	Jan 2017	310	160,780	(31,930)
	Apple, Inc.	Citigroup Global Markets, Inc.	130.00	Jan 2017	106	77,062	(15,211)
	Apple, Inc.	Citigroup Global Markets, Inc.	140.00	Jan 2017	106	51,622	(7,897)
	Comcast Corp Class A	Citigroup Global Markets, Inc.	62.50	Jan 2017	1,632	551,016	(459,408)
	Comcast Corp Class A	Citigroup Global Markets, Inc.	65.00	Jan 2017	2,234	504,146	(441,214)
	CVS Health Corp.	J.P. Morgan Clearing Corp.	100.00	Jan 2017	230	139,182	(144,900)
	CVS Health Corp.	J.P. Morgan Clearing Corp.	105.00	Jan 2017	230	97,308	(97,175)
	CVS Health Corp.	J.P. Morgan Clearing Corp.	110.00	Jan 2017	230	64,633	(61,525)
	Danaher Corp.	Citigroup Global Markets, Inc.	92.50	Jan 2017	366	142,786	(195,810)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Name of Issuer	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Captial Apperciation Value Fund, continued	Calls
	Danaher Corp.	Citigroup Global Markets, Inc.	95.00	Jan 2017	366	$110,047	($151,890)
	Danaher Corp.	Deutsche Bank	110.00	Jan 2017	176	54,912	(13,640)
	Danaher Corp.	Deutsche Bank	105.00	Jan 2017	175	82,600	(25,375)
	Danaher Corp.	Deutsche Bank	115.00	Jan 2017	175	33,250	(7,000)
	Microsoft Corp.	Deutsche Bank	62.50	Jan 2017	906	140,430	(101,472)
	Microsoft Corp.	Deutsche Bank	62.50	Jan 2017	936	198,432	(104,832)
	Microsoft Corp.	Deutsche Bank	65.00	Jan 2017	936	145,080	(73,008)
	Microsoft Corp.	Deutsche Bank	65.00	Jan 2017	906	101,472	(70,666)
	PepsiCo, Inc.	Citigroup Global Markets, Inc.	100.00	Jan 2017	231	88,242	(97,598)
	PepsiCo, Inc.	Citigroup Global Markets, Inc.	110.00	Jan 2017	231	29,429	(26,681)
	PepsiCo, Inc.	Citigroup Global Markets, Inc.	105.00	Jan 2017	231	51,975	(53,592)
	Philip Morris International, Inc.	Deutsche Bank	97.50	Jan 2017	784	117,283	(181,496)
	Philip Morris International, Inc.	Deutsche Bank	95.00	Jan 2017	784	176,629	(238,728)
	Philip Morris International, Inc.	Deutsche Bank	92.50	Jan 2017	420	121,799	(174,300)
	Texas Instruments, Inc.	Citigroup Global Markets, Inc.	55.00	Jan 2017	363	125,500	(144,293)
	Texas Instruments, Inc.	Citigroup Global Markets, Inc.	60.00	Jan 2017	363	75,686	(79,497)
	The Bank of New York Mellon Corp.	Deutsche Bank	47.00	Jan 2017	1,151	278,542	(70,787)
	The Bank of New York Mellon Corp.	Deutsche Bank	45.00	Jan 2017	1,151	377,528	(101,864)
	The Boeing Company	Deutsche Bank	170.00	Jan 2017	109	50,380	(4,306)
	The Boeing Company	Deutsche Bank	160.00	Jan 2017	111	83,838	(10,045)
	The Boeing Company	Deutsche Bank	165.00	Jan 2017	163	96,042	(10,351)
	The Boeing Company	Deutsche Bank	160.00	Jan 2017	53	38,807	(4,797)
	The Boeing Company	Deutsche Bank	170.00	Jan 2017	54	24,111	(2,133)
	Thermo Fisher Scientific	Deutsche Bank	170.00	Jan 2017	122	28,426	(22,265)
	Thermo Fisher Scientific	Deutsche Bank	165.00	Jan 2017	122	39,589	(30,500)
	Thermo Fisher Scientific	Deutsche Bank	160.00	Jan 2017	122	52,582	(38,735)
	Unitedhealth Group, Inc.	Deutsche Bank	145.00	Jan 2017	208	43,295	(56,576)
	Unitedhealth Group, Inc.	Deutsche Bank	140.00	Jan 2017	208	60,861	(77,480)
	Unitedhealth Group, Inc.	Deutsche Bank	140.00	Jan 2017	88	32,956	(32,780)
	Unitedhealth Group, Inc.	Deutsche Bank	145.00	Jan 2017	89	26,033	(24,208)
						$5,289,851	($3,856,711)

Options on Exchange-Traded Futures Contracts

Global Bond Fund

The fund used written options to manage against anticipated interest rate changes, manage duration of the fund and maintain diversity and liquidity of the fund.

Fund	Name of Issuer	Exercise Price	Expiration Date		Number of Contracts	Premium	Value
Global Bond Fund	Calls
	Euro BUND	163.00	Jun 2016	EUR	32	$13,307	($81,806)
						$13,307	($81,806)
	Puts
	Euro BOBL	126.00	Apr 2016	EUR	338	$1,528	($1,838)
						$1,528	($1,838)

Real Return Bond Fund

The fund used written options to manage against anticipated interest rate changes, manage duration of the fund and maintain diversity and liquidity of the fund.

Fund	Name of Issuer	Exercise Price	Expiration Date		Number of Contracts	Premium	Value
Real Return Bond Fund	Calls
	Eurodollar Futures	99.25	Mar 2016	GBP	175	$14,583	($62,416)
						$14,583	($62,416)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Name of Issuer	Exercise Price	Expiration Date		Number of Contracts	Premium	Value

Real Return Bond Fund, continued	Puts
	3-Month Pound Sterling Futures	98.00	Dec 2016	GBP	581	$13,251	($1)
	Eurodollar Futures	98.63	Mar 2016	GBP	175	7,210	—
						$20,461	($1)

Total Return Fund

The fund used written options to manage against anticipated interest rate changes, manage duration of the fund and maintain diversity and liquidity of the fund.

Fund	Name of Issuer	Exercise Price	Expiration Date		Number of Contracts	Premium	Value
Total Return Bond Fund	Calls
	10-Year U.S. Treasury Note	131.50	Mar 2016	USD	182	$59,499	($59,499)
	10-Year U.S. Treasury Note	132.00	Mar 2016	USD	121	42,234	(30,250)
	Euro Bund	163.00	Jun 2016	EUR	41	19,162	(104,815)
						$120,895	($194,564)

	Puts
	10-Year U.S. Treasury Note	129.50	Mar 2016	USD	587	$264,299	($183,438)
	10-Year U.S. Treasury Note	130.00	Mar 2016	USD	158	79,746	(76,531)
						$344,045	($259,969)

Foreign Currency Options

Global Bond Fund

The fund used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

Fund	Description	Counterparty	Exercise Price	Expiration Date		Notional Amount	Premium	Value
Global Bond Fund	Calls
	U.S. Dollar versus Brazilian Real	BNP Paribas S.A.	4.30	May 2016	USD	400,000	$10,400	($8,212)
	U.S. Dollar versus Brazilian Real	Citibank N.A.	4.30	May 2016	USD	3,300,000	88,110	(67,746)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	4.30	May 2016	USD	200,000	5,527	(4,106)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	6.30	Jan 2018	USD	1,000,000	53,250	(46,704)
	U.S. Dollar versus Japanese Yen	BNP Paribas S.A.	122.45	May 2016	USD	10,755,000	41,676	(16,498)
							$198,963	($143,266)

	Puts
	Euro versus U.S. Dollar	Bank of America N.A.	1.18	May 2016	EUR	4,620,000	$44,869	($87,395)
	U.S. Dollar versus Brazilian Real	BNP Paribas S.A.	3.85	May 2016	USD	400,000	4,880	(4,407)
	U.S. Dollar versus Brazilian Real	Citibank N.A.	3.85	May 2016	USD	200,000	2,038	(2,203)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	3.85	May 2016	USD	3,300,000	33,990	(36,356)
	U.S. Dollar versus Chinese Yuan	Bank of America N.A.	6.60	Apr 2016	USD	2,000,000	20,302	(27,910)
	U.S. Dollar versus Chinese Yuan	Citibank N.A.	6.60	Apr 2016	USD	2,000,000	20,200	(27,910)
	U.S. Dollar versus Korean Won	Nomura Global Financial Products, Inc.	1,145.00	Jan 2017	USD	1,200,000	30,540	(17,000)
	U.S. Dollar versus Korean Won	UBS AG	1,145.00	Jan 2017	USD	1,700,000	38,063	(23,698)
							$194,882	($226,879)

Real Return Bond Fund

The fund used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

Fund	Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Fund	Calls
	U.S. Dollar versus Brazilian Real	Credit Suisse International	4.00	Mar 2016	USD	1,100,000	$46,640	($24,775)
							$46,640	($24,775)

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The fund used written options to manage against anticipated changes in currency exchange rates, maintain diversity and liquidity and gain exposure to foreign currency.

Fund	Description	Counterparty	Exercise Price	Expiration Date		Notional Amount	Premium	Value
Total Return Fund	Calls
	U.S. Dollar versus Brazilian Real	Credit Suisse International	4.60	Mar 2016	USD	9,900,000	$279,180	($168)
	U.S. Dollar versus Brazilian Real	Deutsche Bank AG	4.55	Mar 2016	USD	6,600,000	166,584	(1,247)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	6.30	Jan 2018	USD	5,000,000	266,250	(233,520)
	U.S. Dollar versus Mexican Peso	HSBC Bank USA	18.10	Mar 2016	USD	14,100,000	151,575	(160,261)
	U.S. Dollar versus Canadian Dollar	JPMorgan Chase Bank	1.50	Mar 2016	USD	4,400,000	31,240	(26)
	Euro versus U.S. Dollar	Standard Chartered Bank	1.21	Mar 2016	EUR	6,600,000	43,272	(32,654)
	U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	19.00	Mar 2016	USD	6,500,000	52,235	(8,067)
	Austrailian Dollar versus U.S. Dollar	HSBC Bank USA	0.53	Apr 2016	AUD	2,000,000	8,177	(3,553)
	Austrailian Dollar versus U.S. Dollar	Barclays Capital	0.53	Apr 2016	AUD	3,600,000	17,636	(10,029)
	Austrailian Dollar versus U.S. Dollar	Citibank N.A.	0.53	Apr 2016	AUD	6,200,000	27,222	(15,546)
	Austrailian Dollar versus U.S. Dollar	Bank of America N.A.	0.53	Apr 2016	AUD	3,600,000	14,676	(7,832)
	Euro versus U.S. Dollar	UBS AG	1.24	Apr 2016	EUR	17,000,000	120,848	(89,989)
	Euro versus U.S. Dollar	JPMorgan Chase Bank	1.23	May 2016	EUR	11,300,000	81,255	(81,255)
							$1,260,150	($644,147)

	Puts
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	300,000	$16,755	($5,324)
	Austrailian Dollar versus U.S. Dollar	BNP Paribas SA	0.49	Mar 2016	AUD	6,400,000	31,254	(5,413)
	U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	18.50	Mar 2016	USD	6,600,000	39,435	(158,235)
	U.S. Dollar versus Mexican Peso	Credit Suisse International	18.30	Mar 2016	USD	900,000	6,525	(16,251)
	U.S. Dollar versus Mexican Peso	Credit Suisse International	18.20	Apr 2016	USD	4,600,000	42,665	(87,676)
	U.S. Dollar versus Canadian Dollar	Morgan Stanley Bank	1.34	Apr 2016	USD	6,600,000	41,712	(60,284)
	U.S. Dollar versus Mexican Peso	Citibank N.A.	17.80	Apr 2016	USD	8,200,000	91,168	(77,187)
							$269,514	($410,370)

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund

The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

Fund	Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Fund	Calls
	5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	0.40%	Apr 2016	EUR	7,800,000	$28,601	($8,995)
	10-Year Interest Rate Swap	Barclays Bank PLC	6-Month GBP LIBOR	Receive	1.70%	Mar 2016	GBP	4,750,000	37,441	(261,705)
									$66,042	(270,700)

	Puts
	5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.40%	Apr 2016	EUR	7,800,000	$67,888	($45,267)
	10-Year Interest Rate Swap	Barclays Bank PLC	6-Month GBP LIBOR	Receive	2.25%	Mar 2016	GBP	4,750,000	25,561	(1)
									$93,449	($45,268)

Real Return Bond Fund

The fund used interest rate swaptions to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

Fund	Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Fund	Calls
	5-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD LIBOR	Receive	2.40%	Mar 2016	USD	18,800,000	$70,500	($292,402)
	5-Year Interest Rate Swap	Nomura Global Financial	3-Month USD LIBOR	Receive	2.40%	Mar 2016	USD	4,900,000	18,988	(76,211)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.30%	Apr 2016	USD	9,800,000	40,731	(128,461)
	5-Year Interest Rate Swap	Credit Suisse International	3-Month USD LIBOR	Receive	2.30%	Apr 2016	USD	7,900,000	30,810	(105,337)
	5-Year Interest Rate Swap	Credit Suisse International	3-Month USD LIBOR	Receive	2.40%	Dec 2016	USD	11,600,000	92,220	(248,610)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Fund, continued	Calls
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.50%	Mar 2016	USD	7,700,000	$34,650	($20,036)
	10-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD LIBOR	Receive	1.50%	Mar 2016	USD	3,100,000	14,570	(11,318)
									$302,469	($882,375)

	Puts
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.50%	Dec 2017	USD	12,600,000	$420,000	($86,335)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.25%	Oct 2018	USD	17,700,000	351,182	(277,522)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.50%	Oct 2018	USD	28,000,000	394,240	(344,579)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.25%	Nov 2018	USD	5,600,000	120,316	(91,330)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.25%	Dec 2018	USD	5,600,000	126,180	(93,939)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.85%	Mar 2016	USD	7,700,000	33,110	(1,458)
	10-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD LIBOR	Receive	1.85%	Mar 2016	USD	3,100,000	15,500	(1,683)
									$1,460,528	($896,846)

Total Return Fund

The fund used interest rate swaptions to manage duration of the fund, manage against anticipated interest rate changes and to gain exposure to treasuries markets.

Fund	Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Total Return Fund	Calls
	2-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.10%	Jan 2018	USD	21,300,000	$110,760	($165,608)
	2-Year Interest Rate Swap	Goldman Sachs Capital	3-Month USD LIBOR	Receive	1.60%	Jan 2018	USD	21,300,000	192,765	(280,900)
	10-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	1.50%	Mar 2016	USD	7,500,000	33,750	(19,516)
	10-Year Interest Rate Swap	Goldman Sachs Capital	3-Month USD LIBOR	Receive	1.50%	Mar 2016	USD	7,700,000	36,190	(28,112)
									$373,465	($494,136)

	Puts
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.50%	May 2016	USD	245,700,000	$767,773	($3,243)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.50%	May 2016	USD	105,700,000	356,042	(920)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.80%	Aug 2018	USD	46,000,000	1,026,441	(370,585)
	5-Year Interest Rate Swap	Goldman Sachs Capital	3-Month USD LIBOR	Receive	2.80%	Aug 2018	USD	31,200,000	726,600	(251,353)
	10-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	1.85%	Mar 2016	USD	7,500,000	32,250	(1,420)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.00%	Apr 2016	USD	24,200,000	151,855	(48,974)
	10-Year Interest Rate Swap	Goldman Sachs Capital	3-Month USD LIBOR	Receive	1.85%	Mar 2016	USD	7,700,000	38,500	(4,180)
									$3,099,461	($680,675)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

Global Bond Fund

The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

Fund	Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Fund	Calls
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX MAIN24	Sell	1.09%	Apr 2016	EUR	12,600,000	$48,789	($70,207)
	5-Year Credit Default Swap	Bank of America, N.A.	CDX IG25	Sell	1.70%	Apr 2016	USD	700,000	1,435	(237)
	5-Year Credit Default Swap	Bank of America, N.A.	CDX IG25	Sell	1.60%	Apr 2016	USD	800,000	1,880	(405)
	5-Year Credit Default Swap	Barclays PLC	CDX IG25	Sell	1.60%	Apr 2016	USD	200,000	430	(101)
	5-Year Credit Default Swap	Citibank N.A.	CDX IG25	Sell	1.60%	Apr 2016	USD	1,800,000	3,398	(911)
									$55,932	($71,861)

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Fund

The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

Fund	Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Fund	Calls
	5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG25	Sell	0.90%	Apr 2016	USD	1,600,000	$1,600	($455)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	CDX.IG25	Sell	0.95%	Apr 2016	USD	1,600,000	1,960	(1,070)
	5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG25	Sell	0.95%	Apr 2016	USD	900,000	1,021	(602)
	5-Year Credit Default Swap	Credit Suisse International	CDX.IG25	Sell	0.90%	Apr 2016	USD	800,000	760	(228)
									$5,341	($2,355)

	Puts
	5-Year Credit Default Swap	Citibank N.A.	CDX.IG25	Sell	1.50%	Apr 2016	USD	800,000	$1,700	($617)
	5-Year Credit Default Swap	Citibank N.A.	CDX.IG25	Sell	1.60%	Apr 2016	USD	1,600,000	3,020	(809)
	5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG25	Sell	1.60%	Apr 2016	USD	800,000	1,720	(405)
	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG25	Sell	1.60%	Apr 2016	USD	800,000	1,880	(405)
	5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG25	Sell	1.50%	Apr 2016	USD	800,000	1,360	(617)
	5-Year Credit Default Swap	Citibank N.A.	CDX.IG25	Sell	1.70%	May 2016	USD	1,400,000	3,360	(1,091)
	5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG25	Sell	1.70%	May 2016	USD	1,500,000	2,963	(1,169)
									$16,003	($5,113)

Total Return Fund

The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

Fund	Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Total Return Fund	Puts
	5-Year Credit Default Swap	BNP Paribas SA	ITRAXX.O	Sell	1.41	Apr 2016	EUR	13,300,000	$38,384	($23,565)
	5-Year Credit Default Swap	BNP Paribas SA	ITRAXX.O	Sell	1.41	Apr 2016	EUR	10,900,000	26,998	(19,312)
	5-Year Credit Default Swap	Barclays Capital, Inc.	ITRAXX.O	Sell	1.31	Apr 2016	EUR	12,200,000	35,282	(31,029)
									$100,664	($73,906)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Fund

The fund used inflation floors to manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased.

Fund	Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Global Bond Fund	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10]– (Index Final/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	($1,186)
								$21,930	($1,186)

Real Return Bond Fund

The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

Fund	Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Fund	Floor-OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10]– (Final Index/Initital Index)) or $0	Apr 2020	USD	23,900,000	$213,520	($14,156)
	Floor-OTC YOY CPURNSA Index	Deutsche Bank AG	233.546	Maximum of (0.0%– (Final Index/Initial Index–1)) or $0	Jan 2018	USD	900,000	8,730	(4,942)
	Floor-OTC YOY CPURNSA Index	JPMorgan Chase Bank	238.812	Maximum of (0.0%– (Final Index/Initial Index–1)) or $0	Mar 2020	USD	5,900,000	66,670	(88,590)
	Floor-OTC YOY CPURNSA Index	JPMorgan Chase Bank	238.643	Maximum of (0.0%– (Final Index/Initial Index–1)) or $0	Oct 2020	USD	3,000,000	55,371	(55,124)
								$344,291	($162,812)

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

Fund	Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Total Return Fund	Floor-OTC CPURNSA Index	Citibank N.A.	215.950	Maximum of ((1+0.0%)[10]– (Index Final/Index Initial)) or $0	Mar 2020	USD	4,500,000	$38,060	($2,457)
	Floor-OTC CPURNSA Index	Citibank N.A.	216.690	Maximum of ((1+0.0%)[10]– (Index Final/Index Initial)) or $0	Apr 2020	USD	11,000,000	98,100	(6,515)
	Floor-OTC CPURNSA Index	Citibank N.A.	217.970	Maximum of ((1+0.0%)[10]– (Index Final/Index Initial)) or $0	Sep 2020	USD	4,100,000	52,890	(2,861)
	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.950	Maximum of ((1+0.0%)[10]– (Index Final/Index Initial)) or $0	Mar 2020	USD	1,600,000	12,000	(873)
								$201,050	($12,706)

Inflation Caps (OTC)

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.”

Real Return Bond Fund

The fund used inflation capped options to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

Fund	Description	Counterparty	Initial Index	Exercise Index	Expiration Date	Notional Amount		Premium	Value
Real Return Bond Fund
	Cap-Eurostat Eurozone HICP Ex Tob	Goldman Sachs Bank USA	117.200	Maximum of ((Final Index/ Initial Index -1) -3.000%) or $0	Jun 2035	EUR	1,900,000	$86,439	($22,522)
	Cap-OTC CPURNSA Index	Deutsche Bank AG	236.119	Maximum of ((Final Index/ Initial Index -1) -3.000%) or $0	Jun 2016	USD	1,400,000	1,173	—
	Cap-OTC CPURNSA Index	JPMorgan Chase Bank	233.900	Maximum of ((Final Index/ Initial Index -1) -4.000%) or $0	Apr 2024	USD	5,700,000	41,467	(6,581)
	Cap-OTC CPURNSA Index	JPMorgan Chase Bank	234.800	Maximum of ((Final Index/ Initial Index -1) -4.000%) or $0	May 2024	USD	500,000	3,475	(590)
								$132,554	($29,693)

Swaps.  Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by a fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps.  Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held at February 29, 2016, and the range of notional contract amounts held by the funds during the six months ended February 29, 2016. In addition, the tables detail how the funds used interest rate swap contracts during the six months ended February 29, 2016.

Global Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased. The fund held interest rate swaps with total USD notional amounts ranging from approximately $640.8 million to $788.2 million, as measured at each quarter end.

Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Fund
	Exchange Cleared Swaps
		84,000,000	MXN	$6,356,894	MXN-TIIE-Banxico	Fixed 4.300%	Sep 2016	($6,406)	$7,329	$923
		167,800,000	USD	167,800,000	Fixed 1.30%	USD-LIBOR-BBA	May 2017	(198,224)	(657,774)	(855,998)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Fund, continued
	Exchange Cleared Swaps, continued
		67,400,000	MXN	$4,049,325	MXN-TIIE-Banxico	Fixed 4.340%	Sep 2017	$8,622	($20,961)	($12,339)
		51,700,000	MXN	3,109,962	MXN-TIIE-Banxico	Fixed 4.195%	Oct 2017	(1,320)	(15,204)	(16,524)
		152,300,000	MXN	9,285,878	MXN-TIIE-Banxico	Fixed 4.130%	Oct 2017	(21,363)	(34,405)	(55,768)
		109,100,000	MXN	6,604,996	MXN-TIIE-Banxico	Fixed 4.260%	Oct 2017	—	(31,213)	(31,213)
		8,400,000	GBP	12,959,943	Fixed 1.50%	GBP-LIBOR-BBA	Mar 2018	(75,384)	(107,890)	(183,274)
		8,990,000,000	JPY	74,900,987	JPY-LIBOR-BBA	Fixed 0.150%	Mar 2018	31,394	509,935	541,329
		16,900,000	GBP	26,373,283	Fixed 1.750%	GBP-LIBOR-BBA	Sep 2018	14,694	(495,887)	(481,193)
		65,200,000	MXN	4,236,969	MXN-TIIE-Banxico	Fixed 5.615%	Jun 2020	21,197	38,375	59,572
		1,900,000	USD	1,900,000	Fixed 2.0%	USD-LIBOR-BBA	Dec 2020	8,107	(92,197)	(84,090)
		21,700,000	GBP	31,723,767	GBP-LIBOR-BBA	Fixed 1.750%	Mar 2021	811,994	520,753	1,332,747
		67,900,000	MXN	3,722,639	MXN-TIIE-Banxico	Fixed 5.610%	Jul 2021	92,181	(65,570)	26,611
		5,350,000,000	JPY	44,859,240	Fixed .5%	JPY-LIBOR-BBA	Sep 2021	(465,480)	(1,234,342)	(1,699,822)
		2,800,000	GBP	4,036,199	GBP-LIBOR-BBA	Fixed 1.250%	Sep 2021	(9,461)	72,964	63,503
		55,700,000	MXN	2,958,085	MXN-TIIE-Banxico	Fixed 5.795%	Dec 2021	75,515	(34,218)	41,297
		56,100,000	MXN	3,448,456	MXN-TIIE-Banxico	Fixed 6.000%	Jul 2022	—	60,816	60,816
		108,200,000	USD	108,200,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2022	580,280	(7,614,491)	(7,034,211)
		7,500,000	USD	7,500,000	Fixed 2.30%	USD-LIBOR-BBA	Jan 2023	(29,262)	(468,032)	(497,294)
		57,000,000	MXN	3,022,300	MXN-TIIE-Banxico	Fixed 5.555%	Jan 2023	(2,485)	(35,586)	(38,071)
		9,400,000	MXN	502,976	MXN-TIIE-Banxico	Fixed 5.570%	Jan 2023	—	(5,803)	(5,803)
		550,000,000	JPY	4,450,738	JPY-LIBOR-BBA	Fixed 0.750%	Dec 2024	83,552	224,387	307,939
		2,800,000	SEK	340,179	SEK-STIBOR-SIDE	Fixed 1.080%	Jan 2025	—	4,365	4,365
		3,300,000	SEK	400,926	SEK-STIBOR-SIDE	Fixed 1.085%	Jan 2025	—	5,314	5,314
		18,100,000	USD	18,100,000	Fixed 2.50%	USD-LIBOR-BBA	Dec 2025	186,738	(1,844,458)	(1,657,720)
		7,400,000	AUD	5,376,840	Fixed 3.50%	AUD-BBR-BBSW	Dec 2025	(187,326)	(295,910)	(483,236)
		31,500,000	EUR	34,364,345	EUR-EURIBOR-Reuters	Fixed 1.000%	Mar 2026	247,660	1,465,780	1,713,440
		6,700,000	GBP	9,685,438	GBP-LIBOR-BBA	Fixed 2.000%	Mar 2026	422,253	228,007	650,260
		16,300,000	USD	16,300,000	Fixed 2.25%	USD-LIBOR-BBA	Jun 2026	(25,500)	(911,122)	(936,622)
		6,500,000	CAD	4,809,471	Fixed 2.20%	CAD-BA-CDOR	Jun 2026	(363,862)	3,981	(359,881)
		1,200,000	AUD	862,500	Fixed 3.25%	AUD-BBR-BBSW	Jun 2026	(9,658)	(46,411)	(56,069)
		1,020,000,000	JPY	9,659,642	JPY-LIBOR-BBA	Fixed 1.500%	Jun 2033	310,374	1,244,235	1,554,609
		1,700,000	EUR	1,919,555	Fixed 2.307%	EUR-EURIBOR-Reuters	Oct 2044	(214,890)	(107,024)	(321,914)
		5,450,000	EUR	5,971,665	Fixed 1.50%	EUR-EURIBOR-Reuters	Mar 2046	48,162	(863,032)	(814,870)
		650,000	GBP	1,009,126	Fixed 2.250%	GBP-LIBOR-BBA	Mar 2046	(11,830)	(156,274)	(168,104)
				$640,802,324				$1,320,272	($10,751,563)	($9,431,291)

Investment Quality Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes. The fund held interest rate swaps with total USD notional amounts ranging from approximately $3.4 million to $8.0 million, as measured at each quarter end.

Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Fund
	JPMorgan Chase Bank, N.A.	2,480,000	USD	$2,480,000	3 month LIBOR	Fixed 4.3175%	Dec 2028	—	($778,083)	($778,083)
	JPMorgan Chase Bank, N.A.	925,000	USD	925,000	3 month LIBOR	Fixed 3.4250%	Jul 2039	—	(260,007)	(260,007)
				$3,405,000				—	($1,038,090)	($1,038,090)

Real Return Bond Fund

The fund used interest rate swaps to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and as a substitute for securities purchased. The fund held interest rate swaps with total USD notional amounts ranging from approximately $83.9 million to $195.0 million, as measured at each quarter end.

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Fund
	Exchange Cleared Swaps
		6,700,000	USD	$6,700,000	USD-LIBOR-BBA	Fixed 1.500%	Dec 2017	$54,708	$27,126	$81,834
		10,900,000	GBP	16,605,602	Fixed 1.500%	GBP-LIBOR-BBA	Mar 2018	(122,549)	(115,271)	(237,820)
		5,500,000	USD	5,500,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2020	(130,234)	(113,204)	(243,438)
		40,900,000	MXN	2,299,141	MXN-TIIE-Banxico	Fixed 5.780%	Sep 2022	(3,833)	12,498	8,665
		42,800,000	MXN	2,460,866	MXN-TIIE-Banxico	Fixed 5.780%	Oct 2022	(23,547)	35,502	11,955
		70,000,000	JPY	711,057	Fixed 1.000%	JPY-LIBOR-BBA	Sep 2023	(7,895)	(42,520)	(50,415)
		1,100,000	USD	1,100,000	Fixed 2.2325%	USD-LIBOR-BBA	Sep 2025	—	(77,276)	(77,276)
		1,800,000	USD	1,800,000	Fixed 2.225%	USD-LIBOR-BBA	Sep 2025	—	(125,163)	(125,163)
		9,800,000	USD	9,800,000	Fixed 3.00%	USD-LIBOR-BBA	Sep 2025	(29,155)	(420,952)	(450,107)
		5,000,000	USD	5,000,000	Fixed 2.350%	USD-LIBOR-BBA	Oct 2025	(30,620)	(372,121)	(402,741)
		48,000,000	USD	48,000,000	Fixed 2.800%	USD-LIBOR-BBA	Oct 2025	(264,969)	(1,456,368)	(1,721,337)
		16,200,000	USD	16,200,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	268,327	(1,752,158)	(1,483,831)
		38,600,000	USD	38,600,000	Fixed 2.500%	USD-LIBOR-BBA	Feb 2026	(123,520)	(644,863)	(768,383)
		40,000	GBP	61,976	Fixed 2.000%	GBP-LIBOR-BBA	Mar 2026	579	(4,461)	(3,882)
		6,800,000	USD	6,800,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2026	(29,553)	(372,960)	(402,513)
		39,900,000	MXN	2,680,281	MXN-TIIE-Banxico	Fixed 6.710%	Sep 2029	78,929	(26,388)	52,541
		7,920,000	GBP	12,349,664	Fixed 2.250%	GBP-LIBOR-BBA	Mar 2046	16,402	(2,060,626)	(2,044,224)
		1,200,000	USD	1,200,000	Fixed 2.500%	USD-LIBOR-BBA	Jun 2046	(107,640)	(4,983)	(112,623)
				$177,868,587				($454,570)	($7,514,188)	($7,968,758)

Total Return Fund

The fund used interest rate swaps to manage duration, manage against anticipated interest rate changes and substitute for securities purchased. The fund held interest rate swaps with total USD notional amounts ranging from approximately $480.0 million to $1.2 billion, as measured at each quarter end.

Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Fund
	Bank of America N.A.	2,400,000	MXN	$163,021	MXN-TIIE-Banxico	Fixed 6.92%	Nov 2029	—	$6,042	$6,042
	Credit Suisse International	28,400,000	MXN	2,100,864	MXN-TIIE-Banxico	Fixed 6.33%	Nov 2019	—	22,388	22,388
	Goldman Sachs	7,800,000	MXN	606,575	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	($14,512)	12,586	(1,926)
	HSBC Bank USA	49,700,000	MXN	3,798,896	MXN-TIIE-Banxico	Fixed 6.57%	Apr 2024	—	125,578	125,578
	Exchange Cleared Swaps
		56,000,000	MXN	4,074,834	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	81,552	(9,496)	72,056
		65,100,000	MXN	4,902,976	MXN-TIIE-Banxico	Fixed 6.35%	Jun 2021	122,674	37,000	159,674
		45,500,000	MXN	3,383,843	MXN-TIIE-Banxico	Fixed 5.87%	Sep 2021	—	47,200	47,200
		15,700,000	MXN	1,050,172	MXN-TIIE-Banxico	Fixed 6.00%	Jun 2023	32,585	(22,708)	9,877
		23,900,000	MXN	1,606,896	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	7,994	(13,895)	(5,901)
		44,400,000	MXN	3,146,537	MXN-TIIE-Banxico	Fixed 6.32%	Nov 2019	3,524	30,699	34,223
		26,400,000	MXN	1,761,233	MXN-TIIE-Banxico	Fixed 5.010%	Oct 2019	14,516	(15,660)	(1,144)
		1,200,000	MXN	82,334	MXN-TIIE-Banxico	Fixed 6.060%	Dec 2029	—	(2,910)	(2,910)
		824,900,000	MXN	54,733,994	MXN-TIIE-Banxico	Fixed 5.430%	Nov 2021	(557,707)	321,077	(236,630)
		356,700,000	MXN	23,337,065	MXN-TIIE-Banxico	Fixed 5.27%	Feb 2020	(105,347)	216,715	111,368
		58,500,000	GBP	85,687,920	Fixed 1.50%	GBP-LIBOR-BBA	Dec 2017	(569,441)	(713,949)	(1,283,390)
		7,300,000	USD	7,300,000	Fixed .5%	USD-Federal Funds-H.15-OIS-Compound	Jun 2016	(2,348)	(15,522)	(17,870)
		39,900,000	GBP	61,533,558	Fixed 1.50%	GBP-LIBOR-BBA	Mar 2018	(348,027)	(522,526)	(870,553)
		100,300,000	MXN	6,496,324	MXN-TIIE-Banxico	Fixed 5.608%	Oct 2021	(80,764)	112,277	31,513
		97,900,000	MXN	6,215,655	MXN-TIIE-Banxico	Fixed 5.615%	Jun 2020	54,202	35,248	89,450
		10,200,000	USD	10,200,000	Fixed 2.50%	USD-LIBOR-BBA	Dec 2025	(291,402)	(642,862)	(934,264)
		146,400,000	USD	146,400,000	Fixed 2.750%	USD-LIBOR-BBA	Dec 2045	7,949,881	(30,789,815)	(22,839,934)
		99,700,000	USD	99,700,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2022	965,728	(7,452,109)	(6,486,381)
		201,300,000	MXN	12,560,093	MXN-TIIE-Banxico	Fixed 6.530%	Jun 2025	134,887	262,830	397,717
		200,000	USD	200,000	Fixed 2.0%	USD-LIBOR-BBA	Dec 2020	832	(9,771)	(8,939)
		139,900,000	MXN	8,599,837	MXN-TIIE-Banxico	Fixed 4.388%	Jul 2017	—	(10,390)	(10,390)
		7,200,000	CAD	5,395,683	Fixed 2.30%	CAD-BA-CDOR	Dec 2025	(165,021)	(326,156)	(491,177)
		26,300,000	USD	26,300,000	Fixed 2.350%	USD-LIBOR-BBA	Aug 2025	(138,854)	(1,781,050)	(1,919,904)
		2,310,100,000	MXN	137,763,028	MXN-TIIE-Banxico	Fixed 4.06%	Aug 2016	131,090	(209,619)	(78,529)
		160,700,000	MXN	9,654,174	MXN-TIIE-Banxico	Fixed 5.535%	Jun 2020	103,888	6,087	109,975
		39,800,000	USD	39,800,000	Fixed 2.00%	USD-LIBOR-BBA	Dec 2019	(841,149)	(753,794)	(1,594,943)
		22,700,000	GBP	33,524,156	Fixed 1.25%	GBP-LIBOR-BBA	Sep 2018	(169,137)	(162,206)	(331,343)
		7,400,000	GBP	11,136,628	Fixed 1.50%	GBP-LIBOR-BBA	Sep 2018	(12,028)	(147,150)	(159,178)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Fund, continued
	Exchange Cleared Swaps, continued
		34,600,000	USD	$34,600,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2026	($149,676)	($1,898,405)	($2,048,081)
		13,200,000	USD	13,200,000	Fixed 2.50%	USD-LIBOR-BBA	Jun 2046	(688,217)	(550,633)	(1,238,850)
		13,100,000	GBP	19,577,953	Fixed 1.%	GBP-LIBOR-BBA	Jun 2018	46,275	(149,704)	(103,429)
		12,600,000	USD	12,600,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2026	42,237	(766,252)	(724,015)
		3,651,000,000	MXN	213,213,888	Fixed 3.61%	MXN-TIIE-Banxico	Mar 2016	—	(10,107)	(10,107)
		174,000,000	MXN	9,513,395	MXN-TIIE-Banxico	Fixed 5.310%	Oct 2020	31,852	(29,222)	2,630
		262,300,000	MXN	14,148,763	MXN-TIIE-Banxico	Fixed 5.825%	Jan 2023	99,112	(39,598)	59,514
		10,700,000	USD	10,700,000	USD-LIBOR-BBA	Fixed 1.50%	Feb 2021	94,825	103,961	198,786
		68,200,000	MXN	3,686,736	MXN-TIIE-Banxico	Fixed 5.375%	Jan 2022	12,873	(49,044)	(36,171)
		7,100,000	USD	7,100,000	Fixed 2.50%	USD-LIBOR-BBA	Jun 2046	(305,799)	(314,158)	(619,957)
		95,400,000	MXN	4,967,133	MXN-TIIE-Banxico	Fixed 5.095%	Feb 2021	4,910	(67,721)	(62,811)
		4,600,000	MXN	239,505	MXN-TIIE-Banxico	Fixed 5.99%	Jan 2026	1,281	(4,004)	(2,723)
		230,800,000	MXN	12,728,526	MXN-TIIE-Banxico	Fixed 5.37%	Feb 2021	—	(2,276)	(2,276)
				$1,169,492,195				$5,497,289	($46,143,024)	($40,645,735)

Credit default swaps.  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps — Buyer

The following tables summarize the contracts held at February 29, 2016, and the range of notional contract amounts held by the funds during the six months ended February 29, 2016. In addition, the tables detail how the funds used credit default swap contracts during the six months ended February 29, 2016.

Global Bond Fund

The fund used credit default swaps to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging from approximately $12.8 million to $28.5 million, as measured at each quarter end.

Fund	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized appreciation (Depreciation)	Market Value
Global Bond Fund
	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	$2,000,000	(1.380)%	Mar 2017	—	($30,030)	($30,030)
	Bank of America N.A.	iTraxx Europe Sub Financials Series 24 Version 1	700,000	EUR	773,535	(1.000)%	Dec 2020	$14,400	31,604	46,004
	Bank of America N.A.	Reynolds American, Inc.	200,000	USD	200,000	(1.000)%	Dec 2020	(5,732)	(289)	(6,021)
	Bank of America N.A.	Veolia Environnement	100,000	EUR	112,945	(1.000)%	Dec 2020	(640)	(305)	(945)
	Barclays Bank	Altria Group, Inc.	500,000	USD	500,000	(1.000)%	Dec 2020	(16,751)	(929)	(17,680)
	BNP Paribas	iTraxx Europe Sub Financials Series 24 Version 1	1,000,000	EUR	1,105,051	(1.000)%	Dec 2020	20,571	45,148	65,719
	BNP Paribas	Reynolds American, Inc.	500,000	USD	500,000	(1.000)%	Dec 2020	(14,718)	(360)	(15,078)
	BNP Paribas	TeliaSonera Aktiebolag	300,000	EUR	338,835	(1.000)%	Dec 2020	(2,566)	(2,407)	(4,973)
	BNP Paribas	UBS AG	1,600,000	USD	1,600,000	(1.000)%	Mar 2017	2,313	881	3,194
	BNP Paribas	Veolia Environnement	100,000	EUR	112,945	(1.000)%	Dec 2020	(587)	(358)	(945)
	Citibank N.A.	Bayer Aktiengesellschaft	300,000	EUR	338,835	(1.000)%	Dec 2020	(6,313)	(1,529)	(7,842)
	Citibank N.A.	British American Tobacco, PLC	300,000	EUR	338,835	(1.000)%	Dec 2020	(6,642)	(745)	(7,387)
	Citibank N.A.	Koninklijke DSM N.V.	200,000	EUR	218,730	(1.000)%	Dec 2020	(4,500)	(600)	(5,100)
	Citibank N.A.	UBS AG	2,200,000	USD	2,200,000	(1.000)%	Mar 2017	1,324	3,068	4,392
	Credit Suisse International	Altria Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(9,757)	(924)	(10,681)
	Credit Suisse International	Reynolds American, Inc.	500,000	USD	500,000	(1.000)%	Dec 2020	(14,805)	(289)	(15,094)
	Goldman Sachs International	Koninklijke DSM N.V.	300,000	EUR	338,835	(1.000)%	Dec 2020	(6,560)	(1,118)	(7,678)
	Goldman Sachs International	United Utilites PLC	200,000	EUR	225,890	(1.000)%	Dec 2020	(426)	(207)	(633)
	Goldman Sachs International	Veolia Environnement	100,000	EUR	112,945	(1.000)%	Dec 2020	(480)	(465)	(945)
	JPMorgan Chase Bank	Ally Financial, Inc.	1,000,000	USD	1,000,000	(5.000)%	Jun 2018	(71,265)	(2,584)	(73,849)
	JPMorgan Chase Bank	Bayer Aktiengesellschaft	200,000	EUR	218,730	(1.000)%	Dec 2020	(4,500)	(710)	(5,210)
	JPMorgan Chase Bank	British American Tobacco, PLC	200,000	EUR	218,730	(1.000)%	Dec 2020	(4,447)	(460)	(4,907)
	JPMorgan Chase Bank	Fortum OYJ	100,000	EUR	112,945	(1.000)%	Dec 2020	(213)	(231)	(444)
	JPMorgan Chase Bank	Pfizer, Inc.	600,000	USD	600,000	(1.000)%	Dec 2020	(22,397)	(1,447)	(23,844)
	JPMorgan Chase Bank	Reynolds American, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,963)	(56)	(3,019)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized appreciation (Depreciation)	Market Value
Global Bond Fund, continued
	JPMorgan Chase Bank	UnitedHealth Group, Inc.	200,000	USD	$200,000	(1.000)%	Dec 2020	($6,097)	($395)	($6,492)
	Morgan Stanley Capital Services, Inc.	Reynolds American, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,817)	(199)	(3,016)
	Exchange Cleared Swaps
		iTraxx Europe Series 24 Version 1	12,600,000	EUR	14,100,032	(1.000)%	Dec 2020	117,520	(147,627)	(30,107)
					$28,467,818			($49,048)	($113,563)	($162,611)

High Yield Fund

The fund used credit default swaps to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $5.8 million, as measured at each quarter end.

Fund	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
High Yield Fund
	Exchange Cleared Swaps
		MARKIT CDX.NA.HY.25 12/20	6,000,000	USD	$6,000,000	(5.000)%	Dec 2020	$98,009	($100,728)	($2,719)
					$6,000,000			$98,009	($100,728)	($2,719)

Investment Quality Bond Fund

The fund used credit default swaps to manage against potential credit events and to gain exposure to a security or a credit index. The fund held credit default swaps with total USD notional amounts ranging from $2.1 million to $55.2 million, as measured at each quarter end.

Fund	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Fund
	Goldman Sachs International	CDX-EMS24V2-5Y	9,388,400	USD	$9,388,400	(1.000)%	Dec 2020	$934,701	$107,672	$1,042,373
	Goldman Sachs International	CDX-EMS24V2-5Y	3,293,780	USD	3,293,780	(1.000)%	Dec 2020	299,480	66,221	365,701
	JPMorgan Chase Bank, N.A.	Marathon Oil Corp.	50,000	USD	$50,000	(1.000)%	Jun 2020	$11,479	546	12,025
	Exchange Cleared Swaps
		ITRAXX-EUROPES24V1-5Y	1,367,000	EUR	1,504,657	(1.000)%	Dec 2020	8,474.00	(11,757)	(3,283)
					$14,236,837			$1,254,134	$162,682	$1,416,816

Real Return Bond Fund

The fund used credit default swaps to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging from $1.1 million to $2.1 million, as measured at each quarter end.

Fund	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($386)	($985)	($1,371)
	Citibank N.A.	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	—	(2,471)	(2,471)
					$1,095,000			($386)	($3,456)	($3,842)

Credit default swaps — Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

DERIVATIVE INSTRUMENTS, CONTINUED

The following tables summarize the contracts held at February 29, 2016, and the range of notional contract amounts held by the funds during the six months ended February 29, 2016. In addition, the tables detail how the funds used credit default swap contracts as a seller of protection during the six months ended February 29, 2016.

Global Bond Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit. The fund held credit default swaps with total USD notional amounts ranging from approximately $47.4 million to $59.7 million, as measured at each quarter end.

Fund	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 2-29-16	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Fund
	Bank of America N.A.	French Republic	0.288%	1,600,000.00	USD	$1,600,000	0.250%	Mar 2020	($9,783)	$8,157	($1,626)
	Bank of America N.A.	Tesco PLC	3.096%	100,000	EUR	109,130	1.000%	Dec 2020	(9,886)	(28)	(9,914)
	Bank of America N.A.	Volkswagen Aktiengesellschaft	1.214%	500,000	EUR	531,600	1.000%	Dec 2016	(3,201)	3,325	124
	Barclays Bank	French Republic	0.288%	1,400,000	USD	1,400,000	0.250%	Mar 2020	(7,514)	6,091	(1,423)
	Barclays Bank	People’s Republic of China	0.944%	200,000	USD	200,000	1.000%	Mar 2019	(173)	902	729
	Barclays Bank	Tesco PLC	3.096%	400,000	EUR	447,750	1.000%	Dec 2020	(31,607)	(8,053)	(39,660)
	Citibank N.A.	Federative Republic of Brazil	3.335%	2,100,000	USD	2,100,000	1.000%	Mar 2019	(51,859)	(86,920)	(138,779)
	Citibank N.A.	French Republic	0.288%	1,200,000	USD	1,200,000	0.250%	Mar 2020	(8,533)	7,313	(1,220)
	Citibank N.A.	French Republic	0.307%	200,000	USD	200,000	0.250%	Jun 2020	(1,000)	614	(386)
	Citibank N.A.	Russian Federation	2.794%	3,900,000	USD	3,900,000	1.000%	Dec 2019	(319,364)	75,286	(244,078)
	Citibank N.A.	Tesco PLC	3.096%	100,000	EUR	113,760	1.000%	Dec 2020	(7,942)	(1,972)	(9,914)
	Credit Suisse International	Tesco PLC	3.096%	500,000	EUR	540,320	1.000%	Dec 2020	(44,882)	(4,697)	(49,579)
	Deutsche Bank AG	Federative Republic of Brazil	3.689%	100,000	USD	100,000	1.000%	Sep 2019	(2,048)	(6,726)	(8,774)
	Goldman Sachs International	French Republic	0.288%	5,500,000	USD	5,500,000	0.250%	Mar 2020	(38,546)	32,956	(5,590)
	Goldman Sachs International	French Republic	0.307%	600,000	USD	600,000	0.250%	Jun 2020	(2,749)	1,591	(1,158)
	Goldman Sachs International	Russian Federation	2.794%	500,000	USD	500,000	1.000%	Dec 2019	(45,481)	14,189	(31,292)
	Goldman Sachs International	Tesco PLC	3.096%	100,000	EUR	109,130	1.000%	Dec 2020	(10,015)	101	(9,914)
	Goldman Sachs International	United Mexican States	1.524%	600,000	USD	600,000	1.000%	Sep 2019	3,665	(13,821)	(10,156)
	HSBC Bank	Federative Republic of Brazil	3.689%	400,000	USD	400,000	1.000%	Sep 2019	(8,000)	(27,096)	(35,096)
	HSBC Bank	French Republic	0.288%	600,000	USD	600,000	0.250%	Mar 2020	(3,060)	2,450	(610)
	HSBC Bank	United Mexican States	1.524%	400,000	USD	400,000	1.000%	Sep 2019	2,375	(9,145)	(6,770)
	JPMorgan Chase Bank	Federative Republic of Brazil	3.335%	2,600,000	USD	2,600,000	1.000%	Mar 2019	(55,863)	(115,959)	(171,822)
	JPMorgan Chase Bank	French Republic	0.288%	2,100,000	USD	2,100,000	0.250%	Mar 2020	(12,925)	10,790	(2,135)
	JPMorgan Chase Bank	French Republic	0.307%	500,000	USD	500,000	0.250%	Jun 2020	(2,293)	1,328	(965)
	JPMorgan Chase Bank	People’s Republic of China	0.944%	900,000	USD	900,000	1.000%	Mar 2019	1,823	1,458	3,281
	JPMorgan Chase Bank	Russian Federation	2.794%	1,000,000	USD	1,000,000	1.000%	Dec 2019	(91,263)	28,679	(62,584)
	JPMorgan Chase Bank	Tesco PLC	3.096%	200,000	EUR	218,260	1.000%	Dec 2020	(19,945)	116	(19,829)
	Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	3.335%	2,100,000	USD	2,100,000	1.000%	Mar 2019	(50,219)	(88,560)	(138,779)
	Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	3.689%	1,300,000	USD	1,300,000	1.000%	Sep 2019	(26,176)	(87,886)	(114,062)
	Morgan Stanley Capital Services Inc.	French Republic	0.288%	1,300,000	USD	1,300,000	0.250%	Mar 2020	(7,428)	6,107	(1,321)
	Morgan Stanley Capital Services Inc.	People’s Republic of China	0.944%	600,000	USD	600,000	1.000%	Mar 2019	520	1,667	2,187
	Morgan Stanley Capital Services Inc.	Tesco PLC	3.096%	300,000	EUR	$322,070	1.000%	Dec 2020	($24,999)	($4,747)	($29,746)
	Exchange Cleared Swaps
		CDX.NA.IG.25	1.080%	25,600,000	USD	25,600,000	1.000%	Dec 2020	(41,925)	4,315	(37,610)
						$59,692,020			($930,296)	($248,175)	($1,178,471)

Investment Quality Bond Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit and to gain exposure to a credit index. The fund held credit default swaps with total USD notional amounts ranging from approximately $195,000 to $46.4 million, as measured at each quarter end.

Fund	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 2-29-16	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Fund
	Goldman Sachs International	Brazil Republic	4.42%	1,095,000	USD	$1,095,000	1.00%	Dec 2020	($169,302)	$10,673	($158,629)
	Goldman Sachs International	China Republic	1.34%	156,000	USD	156,000	1.00%	Dec 2020	(71)	(2,006)	(2,077)
	Goldman Sachs International	China Republic	1.34%	80,000	USD	80,000	1.00%	Dec 2020	(1,517)	452	(1,065)
	Goldman Sachs International	China Republic	1.34%	50,000	USD	50,000	1.00%	Dec 2020	(948)	283	(665)
	Goldman Sachs International	China Republic	1.34%	105,000	USD	105,000	1.00%	Dec 2020	(1,993)	595	(1,398)
	Goldman Sachs International	Peruvian Government International Bond	1.91%	590,000	USD	590,000	1.00%	Dec 2020	(23,469)	(238)	(23,707)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 2-29-16	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Fund, continued
	Goldman Sachs International	Philippines Republic	1.21%	751,000	USD	$751,000	1.00%	Dec 2020	$170	($6,008)	($5,838)
	Goldman Sachs International	CMBX.NA.AAA.6	1.03%	395,000	USD	395,000	0.50%	May 2063	(12,821)	460	(12,361)
	Goldman Sachs International	CMBX.NA.AAA.6	1.03%	535,000	USD	535,000	0.50%	May 2063	(18,321)	1,577	(16,744)
	Goldman Sachs International	CMBX.NA.AAA.6	1.03%	570,000	USD	570,000	0.50%	May 2063	(19,110)	1,270	(17,840)
	Morgan Stanley & Co International	CMBX.NA.AAA.6	1.03%	715,000	USD	715,000	0.50%	May 2063	(24,500)	2,122	(22,378)
	Morgan Stanley & Co International	CMBX.NA.AAA.6	1.03%	925,000	USD	925,000	0.50%	May 2063	(31,285)	2,335	(28,950)
	Morgan Stanley & Co International	CMBX.NA.AAA.6	1.03%	11,024,000	USD	11,024,000	0.50%	May 2063	(361,299)	15,665	(345,634)
	Exchange Cleared Swaps
		CDX-NAHYS25V1-5Y	5.23%	6,212,000	USD	6,212,000	5.00%	Dec 2020	(67,051)	69,866	2,815
		CDX-NAIGS25V1-5Y	1.08%	23,245,000	USD	23,245,000	1.00%	Dec 2020	(104,349)	70,390	(33,959)
						$46,448,000			($835,866)	$167,436	($668,430)

Real Return Bond Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased. The fund held credit default swaps with total USD notional amounts ranging from approximately $19.3 million to $46.4 million, as measured at each quarter end.

Fund	Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 2-29-16	Notional Amount	Currency	USD Notional Amount	(Pay) / Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Fund
	Bank of America N.A.	JSC “GAZPROM”	0.71%	100,000	USD	$100,000	1.000%	Mar 2016	($337)	$550	$213
	Bank of America N.A.	Volkswagen Aktiengesellschaft	1.21%	970,000	EUR	1,029,442	1.000%	Dec 2016	(5,604)	5,829	225
	Bank of America N.A.	Republic of Indonesia	1.90%	400,000	USD	400,000	1.000%	Dec 2019	(6,837)	(5,347)	(12,184)
	Bank of America N.A.	The Goldman Sachs Group, Inc.	1.15%	2,200,000	USD	2,200,000	1.000%	Sep 2020	(1,893)	(8,474)	(10,367)
	Barclays Bank PLC	Hellenic Republic	30.72%	700,000	USD	700,000	1.000%	Jun 2016	(6,826)	(51,579)	(58,405)
	Barclays Bank PLC	Republic of Indonesia	1.90%	700,000	USD	700,000	1.000%	Dec 2019	(16,220)	(5,102)	(21,322)
	Citibank N.A.	Freeport-McMoRan, Inc.	10.69%	300,000	USD	300,000	1.000%	Sep 2020	(44,784)	(53,631)	(98,415)
	Deutsche Bank	Republic of Italy	1.05%	3,200,000	USD	3,200,000	1.000%	Mar 2019	(33,649)	35,508	1,859
	Goldman Sachs International	JSC “GAZPROM”	0.71%	700,000	USD	700,000	1.000%	Mar 2016	(2,378)	3,871	1,493
	Goldman Sachs International	JSC “GAZPROM”	0.71%	100,000	USD	100,000	1.000%	Mar 2016	(243)	456	213
	Goldman Sachs International	Sberbank	1.05%	100,000	USD	100,000	1.000%	Mar 2016	(268)	462	194
	Goldman Sachs International	Hellenic Republic	25.03%	100,000	USD	100,000	1.000%	Dec 2016	(2,702)	(13,998)	(16,700)
	JPMorgan Chase Bank, N.A.	JSC “GAZPROM”	0.71%	400,000	USD	400,000	1.000%	Mar 2016	(1,301)	2,154	853
	Merrill Lynch International	CMBX.NA.AAA Indices	AAA	2,100,000	USD	2,100,000	0.500%	Oct 2057	(145,703)	14,271	(131,432)
	Morgan Stanley Capital Services, Inc.	JSC GAZPROM	0.71%	200,000	USD	$200,000	1.000%	Mar 2016	(696)	1,123	427
	Exchange Cleared Swaps
		CDX.NA.IG.25	1.08%	34,100,000	USD	34,100,000	1.000%	Dec 2020	(231,567)	181,800	(49,767)
						$46,429,442			($501,008)	$107,893	($393,115)

Total Return Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased. The fund held credit default swaps with total USD notional amounts ranging from approximately $59.5 million to $168.2 million, as measured at each quarter end.

Fund	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 2-29-16	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Fund
	Bank of America N.A.	Citigroup Inc.	0.482%	1,800,000	USD	$1,800,000	1.000%	Sep 2016	$3,961	$4,844	$8,805
	BNP Paribas	Petroleo Brasileiro S/A Petrobras	10.555%	1,600,000	USD	1,600,000	1.000%	Dec 2019	(132,305)	(320,990)	(453,295)
	BNP Paribas	Petroleo Brasileiro S/A Petrobras	10.597%	300,000	USD	300,000	1.000%	Mar 2020	(45,127)	(44,156)	(89,283)
	Citibank N.A	Sprint Communications, Inc.	11.513%	2,400,000	USD	2,400,000	5.000%	Dec 2019	91,954	(507,150)	(415,196)
	Citibank N.A	Volkswagen Aktiengesellschaft	1.303%	4,900,000	EUR	5,381,428	1.000%	Mar 2017	34,998	(41,581)	(6,583)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 2-29-16	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Fund, continued
	Citibank N.A	United Mexican States	1.859%	1,300,000	USD	$1,300,000	1.000%	Sep 2020	($21,081)	($26,360)	($47,441)
	Citibank N.A	Devon Energy Corporation	6.733%	2,000,000	USD	2,000,000	1.000%	Dec 2020	(312,604)	(117,981)	(430,585)
	Deutsche Bank AG	Berkshire Hathaway Inc.	0.254%	900,000	USD	900,000	1.000%	Sep 2016	2,582	2,981	5,563
	Goldman Sachs International	CDX.NA.IG.9-V4	0.096%	868,049	USD	868,049	0.548%	Dec 2017	—	8,025	8,025
	Goldman Sachs International	United Mexican States	0.462%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(568)	6,030	5,462
	Goldman Sachs International	Sprint Communications, Inc.	11.513%	2,200,000	USD	2,200,000	5.000%	Dec 2019	87,980	(468,576)	(380,596)
	Goldman Sachs International	Petroleo Brasileiro S/A Petrobras	10.555%	2,500,000	USD	2,500,000	1.000%	Dec 2019	(205,938)	(502,335)	(708,273)
	Goldman Sachs International	Tesco PLC	3.096%	3,000,000	EUR	3,268,049	1.000%	Dec 2020	(277,020)	(20,413)	(297,433)
	Goldman Sachs International	CMBX.NA.AAA Indices	AAA	5,000,000	USD	5,000,000	0.500%	Oct 2057	(346,911)	33,977	(312,934)
	HSBC Bank USA	United Mexican States	0.462%	200,000	USD	200,000	1.000%	Sep 2016	198	795	993
	HSBC Bank USA	United Mexican States	0.507%	100,000	USD	100,000	1.000%	Dec 2016	254	338	592
	HSBC Bank USA	Petroleo Brasileiro S/A Petrobras	10.597%	100,000	USD	100,000	1.000%	Mar 2020	(14,260)	(15,501)	(29,761)
	JPMorgan Chase Bank, N.A.	CDX.NA.IG.9-V4	0.096%	1,928,998	USD	1,928,998	0.553%	Dec 2017	—	18,027	18,027
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	0.880%	900,000	USD	900,000	1.000%	Sep 2016	(594)	2,967	2,373
	JPMorgan Chase Bank, N.A.	United Mexican States	0.462%	200,000	USD	200,000	1.000%	Sep 2016	207	786	993
	JPMorgan Chase Bank, N.A.	United Mexican States	0.507%	1,300,000	USD	1,300,000	1.000%	Dec 2016	4,590	3,108	7,698
	JPMorgan Chase Bank, N.A.	United Mexican States	1.859%	9,300,000	USD	9,300,000	1.000%	Sep 2020	(225,945)	(113,626)	(339,571)
	JPMorgan Chase Bank, N.A.	Devon Energy Corporation	6.733%	2,000,000	USD	2,000,000	1.000%	Dec 2020	(480,762)	50,177	(430,585)
	Morgan Stanley Capital Services	United Mexican States	0.462%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(1,117)	13,035	11,918
	Morgan Stanley Capital Services	United Mexican States	1.573%	8,200,000	USD	8,200,000	1.000%	Dec 2019	35,446	(199,312)	(163,866)
	Morgan Stanley Capital Services	Petroleo Brasileiro S/A Petrobras	10.555%	1,200,000	USD	1,200,000	1.000%	Dec 2019	(83,611)	(256,360)	(339,971)
	UBS AG	United Mexican States	0.462%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(523)	5,985	5,462
						$59,546,524			($1,886,196)	($2,483,266)	($4,369,462)

Currency swaps.  A currency swap is an agreement between a fund and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following tables summarize the contracts held at February 29, 2016, and the range of notional contracts amounts held by the funds during the six months ended February 29, 2016. In addition, the tables detail how the funds used currency swap contracts during the six months ended February 29, 2016.

Global Bond Fund

The fund used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the fund, and as a substitute for securities purchased. The fund held currency swaps with total USD notional amounts ranging from approximately $75.4 million to $84.1 million, as a measured at each quarter end.

Fund	Counterparty	Receive	Pay	Maturity Date*		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Bond
	Bank of America N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional value of the currency delivered	Mar 2021	EUR	14,000,000	$15,321,595	($36,405)	$231,016	$194,611
	Bank of America N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional value of the currency delivered	Mar 2026	EUR	1,800,000	1,960,829	9,629	59,864	69,493
	BNP Paribas	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional value of the currency delivered	Dec 2020	EUR	9,500,000	10,302,749	4,749	237,725	242,474
	BNP Paribas	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional value of the currency delivered	Mar 2021	EUR	8,600,000	9,476,344	42,144	77,403	119,547

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Counterparty	Receive	Pay	Maturity Date*		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Bond, continued
	Citibank N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional value of the currency delivered	Mar 2021	EUR	14,300,000	$15,649,915	($37,185)	$235,967	$198,782
	Citibank N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional value of the currency delivered	Mar 2026	EUR	8,490,000	9,339,758	136,598	191,180	327,778
	Deutsche Bank A.G.	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional value of the currency delivered	Mar 2021	EUR	8,700,000	9,586,534	42,634	78,303	120,937
	Goldman Sachs International	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional value of the currency delivered	Mar 2026	EUR	3,400,000	3,736,091	50,491	80,774	131,265
							$75,373,815	$212,655	$1,192,232	$1,404,887

*	At the maturity date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Investment Quality Bond Fund

The fund used currency swaps to establish positions that take advantage of the differential between rates in two different markets. The fund held currency swaps with total USD notional amounts ranging up to approximately $1.1 million, as a measured at each quarter end.

Fund	Counterparty	Receive	Pay	Maturity Date*		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Fund
	Bank of America N.A	Fixed rate equal to 3.50% of notional amount of currency received	Floating rate equal to 3 Month USD-LIBOR-BBA based on the notional amount of currency delivered	Mar 2017	CNY	7,500,000	$1,132,931	—	$19,662	$19,662
							$1,132,931	—	$19,662	$19,662

*	At the maturity date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Inflation Swaps.  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following tables summarize the inflation swap contracts the funds held as of February 29, 2016 and the range of notional contract amounts held by the funds during the six months ended February 29, 2016. In addition, the tables detail how the funds used inflation swap contracts during the six months ended February 29, 2016.

Global Bond Fund

The fund used inflation swaps to take a position on current versus future inflation expectations. The fund held inflation swaps with total USD notional amounts ranging up to approximately $6.6 million, as measured at each quarter end.

Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Fund
	Bank of America	700,000	GBP	$1,000,830	UK-RPI	Fixed 3.223%	Jan 2031	$9,172	$25,840	$35,012
	Citibank N.A.	500,000	GBP	720,650	UK-RPI	Fixed 3.188%	Jan 2031	—	20,164	20,164
	Goldman Sachs Bank	1,300,000	GBP	1,873,690	UK-RPI	Fixed 3.188%	Jan 2031	1,312	51,116	52,428
	Royal Bank of Scotland	1,400,000	GBP	2,006,320	UK-RPI	Fixed 3.220%	Jan 2031	13,005	55,871	68,876
	UBS AG Stamford Branch	700,000	GBP	1,010,379	UK-RPI	Fixed 3.223%	Jan 2031	158	34,758	34,916
				$6,611,869				$23,647	$187,749	$211,396

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Fund

The fund used inflation swaps to take a position on current versus future inflation expectations. The fund held inflation swaps with total USD notional amounts ranging from approximately $100.3 million to $155.0 million, as measured at each quarter end.

Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Fund
	Bank of America N.A.	11,700,000	USD	$11,700,000	Fixed 1.570%	USA-CPI-U	Nov 2020	—	($105,594)	($105,594)
	Bank of America N.A.	500,000	USD	500,000	Fixed 1.730%	USA-CPI-U	Aug 2025	—	(7,737)	(7,737)
	Bank of America N.A.	200,000	GBP	313,940	UK-RPI	Fixed 3.430%	Jun 2030	$55	25,734	25,789
	Bank of America N.A.	1,300,000	GBP	2,017,665	UK-RPI	Fixed 3.350%	Aug 2030	(14,834)	145,936	131,102
	BNP Paribas	2,600,000	USD	2,600,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(551)	(78,634)	(79,185)
	BNP Paribas	14,500,000	USD	14,500,000	Fixed 2.250%	USA-CPI-U	Jul 2017	27,852	(945,252)	(917,400)
	BNP Paribas	100,000	EUR	113,405	Fixed 0.550%	EUR-EXT-CPI	Oct 2017	—	(1,013)	(1,013)
	BNP Paribas	600,000	GBP	922,890	UK-RPI	Fixed 3.400%	Jun 2030	2,820	69,443	72,263
	Citibank N.A.	11,100,000	USD	11,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	2,664	(704,949)	(702,285)
	Citibank N.A.	2,000,000	EUR	2,130,300	Fixed 0.305%	EUR-EXT-CPI	Sep 2016	143	(15,779)	(15,636)
	Citibank N.A.	100,000	EUR	112,825	Fixed 0.655%	EUR-EXT-CPI	Aug 2018	(111)	(1,139)	(1,250)
	Citibank N.A.	200,000	EUR	223,670	Fixed 0.640%	EUR-EXT-CPI	Sep 2018	—	(2,405)	(2,405)
	Citibank N.A.	200,000	EUR	224,090	Fixed 0.650%	EUR-EXT-CPI	Oct 2018	—	(2,338)	(2,338)
	Citibank N.A.	1,900,000	GBP	2,838,791	UK-RPI	Fixed 3.190%	Apr 2030	—	141,173	141,173
	Citibank N.A.	1,000,000	GBP	1,525,150	UK-RPI	Fixed 3.350%	May 2030	—	113,232	113,232
	Citibank N.A.	1,700,000	GBP	2,668,492	UK-RPI	Fixed 3.430%	Jun 2030	1,174	218,031	219,205
	Citibank N.A.	1,000,000	GBP	1,548,800	UK-RPI	Fixed 3.325%	Aug 2030	(3,302)	97,154	93,852
	Citibank N.A.	400,000	GBP	612,140	UK-RPI	Fixed 3.275%	Sep 2030	—	31,674	31,674
	Credit Suisse International	200,000	EUR	223,670	Fixed 0.615%	EUR-EXT-CPI	Sep 2018	—	(2,238)	(2,238)
	Credit Suisse International	200,000	GBP	311,770	UK-RPI	Fixed 3.3525%	May 2030	—	22,787	22,787
	Credit Suisse International	1,000,000	GBP	1,569,701	UK-RPI	Fixed 3.430%	Jun 2030	(683)	129,627	128,944
	Credit Suisse International	200,000	GBP	319,545	UK-RPI	Fixed 3.550%	Nov 2044	225	56,315	56,540
	Credit Suisse International	400,000	GBP	629,520	UK-RPI	Fixed 3.450%	Dec 2044	(1,378)	82,187	80,809
	Deutsche Bank	4,000,000	USD	4,000,000	Fixed 1.935%	USA-CPI-U	Jan 2017	—	(123,525)	(123,525)
	Deutsche Bank	525,000	USD	525,000	USA-CPI-U	Fixed 1.725%	Mar 2019	—	(10,579)	(10,579)
	Deutsche Bank	3,500,000	USD	3,500,000	Fixed 1.860%	USA-CPI-U	Nov 2016	—	(111,057)	(111,057)
	Deutsche Bank	3,700,000	USD	3,700,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(1,612)	(111,074)	(112,686)
	Deutsche Bank	2,300,000	USD	2,300,000	Fixed 1.845%	USA-CPI-U	Nov 2016	—	(71,474)	(71,474)
	Deutsche Bank	1,900,000	USD	1,900,000	Fixed 2.360%	USA-CPI-U	Jan 2017	—	(107,744)	(107,744)
	Deutsche Bank	300,000	EUR	344,415	Fixed 0.580%	EUR-EXT-CPI	Oct 2017	(35)	(3,201)	(3,236)
	Deutsche Bank	100,000	EUR	111,085	Fixed 0.570%	EUR-EXT-CPI	Oct 2017	—	(1,057)	(1,057)
	Deutsche Bank	200,000	EUR	224,150	Fixed 0.605%	EUR-EXT-CPI	Sep 2018	—	(2,171)	(2,171)
	Deutsche Bank	600,000	EUR	674,130	Fixed 0.650%	EUR-EXT-CPI	Oct 2018	317	(7,332)	(7,015)
	Deutsche Bank	2,500,000	USD	2,500,000	Fixed 2.1725%	USA-CPI-U	Nov 2018	—	(140,244)	(140,244)
	Deutsche Bank	1,100,000	USD	1,100,000	Fixed 2.500%	USA-CPI-U	Jul 2022	6,967	(150,773)	(143,806)
	Deutsche Bank	1,600,000	GBP	2,495,061	UK-RPI	Fixed 3.325%	Aug 2030	4,779	145,385	150,164
	Goldman Sachs International	5,500,000	USD	5,500,000	Fixed 1.730%	USA-CPI-U	Apr 2016	(11,688)	(144,658)	(156,346)
	Goldman Sachs International	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	996	(443,452)	(442,456)
	Goldman Sachs International	1,800,000	USD	1,800,000	Fixed 2.033%	USA-CPI-U	Apr 2018	—	(90,864)	(90,864)
	Goldman Sachs International	300,000	EUR	335,800	Fixed 0.650%	EUR-EXT-CPI	Sep 2018	(299)	(3,409)	(3,708)
	Goldman Sachs International	600,000	USD	600,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(374)	(33,163)	(33,537)
	Goldman Sachs International	300,000	EUR	335,715	Fixed 0.650%	EUR-EXT-CPI	Oct 2018	78	(3,585)	(3,507)
	Goldman Sachs International	1,650,000	GBP	2,513,941	UK-RPI	Fixed 3.140%	Jan 2030	—	124,234	124,234
	Goldman Sachs International	800,000	GBP	1,230,519	UK-RPI	Fixed 3.400%	Jun 2030	2,502	93,848	96,350
	Goldman Sachs International	3,700,000	GBP	5,757,176	UK-RPI	Fixed 3.325%	Aug 2030	(11,755)	359,009	347,254
	Goldman Sachs International	500,000	GBP	751,975	UK-RPI	Fixed 3.3575%	Apr 2035	—	51,233	51,233
	JPMorgan Chase Bank, N.A.	900,000	EUR	958,230	Fixed 0.320%	EUR-EXT-CPI	Sep 2016	—	(7,184)	(7,184)
	JPMorgan Chase Bank, N.A.	400,000	EUR	455,420	Fixed 0.580%	EUR-EXT-CPI	Oct 2017	—	(4,315)	(4,315)
	JPMorgan Chase Bank, N.A.	400,000	GBP	615,260	UK-RPI	Fixed 3.400%	Jun 2030	(204)	48,379	48,175
	JPMorgan Chase Bank, N.A.	800,000	GBP	1,220,560	UK-RPI	Fixed 3.275%	Sep 2030	—	63,348	63,348
	Morgan Stanley Capital Services LLC	1,600,000	GBP	2,472,879	UK-RPI	Fixed 3.320%	May 2030	—	167,688	167,688
	The Royal Bank of Scotland PLC	2,000,000	USD	2,000,000	Fixed 1.935%	USA-CPI-U	Oct 2016	(5,900)	(62,004)	(67,904)
	The Royal Bank of Scotland PLC	7,200,000	USD	7,200,000	Fixed 1.930%	USA-CPI-U	Oct 2016	—	(244,234)	(244,234)
	The Royal Bank of Scotland PLC	12,100,000	USD	12,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	15,592	(781,146)	(765,554)
	UBS AG	900,000	EUR	1,017,030	Fixed 0.525%	EUR-EXT-CPI	Oct 2017	356	(8,973)	(8,617)
	UBS AG	600,000	EUR	683,190	Fixed 0.610%	EUR-EXT-CPI	Sep 2018	—	(6,612)	(6,612)
				$137,227,900				$13,794	($2,354,491)	($2,340,697)

Total Return Fund

The fund used inflation swaps to take a position on current versus future inflation expectations. The fund held inflation swaps with total USD notional amounts ranging up to approximately $10.2 million, as measured at each quarter end.

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Fund
	Bank of America N.A.	10,200,000.00	USD	$10,200,000	Fixed .415%	USA-CPI-U	Sep 2016	—	($6,605)	($6,605)
				$10,200,000				—	($6,605)	($6,605)

Volatility Swaps.  Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price volatility, a fund would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the price volatility is less than the strike price. As a payer of the realized price volatility a fund would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would receive the payoff amount when the volatility is less than the strike price. Payments on volatility swap will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

Global Bond Fund

The fund used volatility swaps to gain direct exposure to the volatility of an asset. The fund held total return swaps with total USD notional amounts from approximately $68,000 to $97,000, as measured at each quarter end.

Fund	Counterparty	Reference Entity	Currency	Notional Amount	USD Notional Amount	Pay / Receive Volatility	Volatility Strike Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Fund
	Deutsche Bank	EUR versus CHF	CHF	13,000	$13,317	Receive	8.30%	Aug 2016	—	$1,760	$1,760
	Deutsche Bank	EUR versus CHF	CHF	7,000	7,171	Receive	8.65%	Aug 2016	—	3,063	3,063
	Deutsche Bank	EUR versus CHF	CHF	6,000	6,236	Receive	8.70%	Aug 2016	—	2,496	2,496
	Deutsche Bank	EUR versus CHF	CHF	6,000	6,194	Receive	9.00%	Aug 2016	—	4,284	4,284
	Deutsche Bank	EUR versus CHF	CHF	7,000	7,292	Receive	8.45%	Aug 2016	—	1,601	1,601
	Deutsche Bank	EUR versus CHF	CHF	5,000	5,137	Receive	8.80%	Aug 2016	—	2,503	2,503
	Deutsche Bank	EUR versus CHF	CHF	3,000	3,009	Receive	8.40%	Dec 2016	—	(2,612)	(2,612)
	Deutsche Bank	USD versus CHF	CHF	7,000	7,171	Pay	10.25%	Aug 2016	—	799	799
	Deutsche Bank	USD versus CHF	CHF	13,000	13,317	Pay	10.55%	Aug 2016	—	5,412	5,412
	Deutsche Bank	USD versus CHF	CHF	6,000	6,236	Pay	10.90%	Aug 2016	—	(5,825)	(5,825)
	Deutsche Bank	USD versus CHF	CHF	5,000	5,137	Pay	11.20%	Aug 2016	—	(3,836)	(3,836)
	Deutsche Bank	USD versus CHF	CHF	6,000	6,194	Pay	11.20%	Aug 2016	—	(4,742)	(4,742)
	Deutsche Bank	USD versus CHF	CHF	7,000	7,292	Pay	10.45%	Aug 2016	—	1,948	1,948
	Deutsche Bank	USD versus CHF	CHF	3,000	3,009	Pay	10.80%	Dec 2016	—	1,138	1,138
					$96,712				—	$7,989	$7,989

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at February 29, 2016 by risk category:

Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Active Bond Fund	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward Foreign currency	$199	—
				$199	—
All Cap Core Fund	Equity	Receivable/payable for futures	Futures†	$44,780	($7,934)
				$44,780	($7,934)
Alpha Opportunities Fund	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward Foreign currency	$1,408,515	($2,186,473)
				$1,408,515	($2,186,473)
Asia Pacific Total Return Bond Fund	Interest rate	Receivable/payable for futures	Futures†	$21,861	—
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward Foreign currency	378,144	($361,680)
				$400,005	($361,680)
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	($3,923,478)
				—	($3,923,478)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Global Bond Fund	Interest rate	Receivable/payable for futures	Futures†	$1,663,893	($266,968)
	Interest rate	Written options, at value	Written options	—	(400,798)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	8,129,642	(17,277,743)
	Interest rate	Investments in unaffiliated issuers, at value*	Purchased options	16,227	—
	Credit	Swap contracts, at value	Credit default swapsˆ	125,630	(1,466,712)
	Credit	Written options, at value	Written options	—	(71,861)
	Foreign currency	Swap contracts, at value	Volatility swapsˆ	211,396	—
	Foreign currency	Written options, at value	Written options	—	(370,145)
	Foreign currency	Investments in unaffiliated issuers, at value*	Purchased options	415,458	—
	Foreign currency	Swap contracts, at value	Currency swapsˆ	1,404,887	—
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward Foreign currency	3,963,824	(4,980,441)
				$15,930,957	($24,834,668)
Health Sciences Fund	Equity	Written options, at value	Written options	—	($34,335)
				—	($34,335)
High Yield Fund	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward Foreign currency	$454,173	($168,178)
	Credit	Swap contracts, at value	Credit default swapsˆ	—	(2,719)
	Interest rate	Receivable/payable for futures	Futures†	—	(108,432)
				$454,173	($279,329)
Investment Quality Bond Fund	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward Foreign currency	$541,035	($444,666)
	Interest rate	Receivable/payable for futures	Futures†	59,746	(330,026)
	Credit	Swap contracts, at value	Credit default swapsˆ	1,422,914	(674,528)
	Foreign currency	Swap contracts, at value	Currency swapsˆ	19,662	—
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	—	(1,038,090)
	Foreign currency	Investments in unaffiliated issuers, at value*	Purchased options	3,977	—
				$2,047,334	($2,487,310)
Real Return Bond Fund	Interest rate	Receivable/payable for futures	Futures†	$98,446	($73,485)
	Interest rate	Written options, at value	Written options	—	(2,034,143)
	Credit	Written options, at value	Written options	—	(7,468)
	Foreign currency	Written options, at value	Written options	—	(24,775)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	154,995	(8,123,753)
	Interest rate	Swap contracts, at value	Inflation swapsˆ	2,165,816	(4,506,513)
	Interest rate	Investments in unaffiliated issuers, at value*	Purchased options	1,093,952	—
	Credit	Swap contracts, at value	Credit default swapsˆ	5,477	(402,434)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward Foreign currency	4,301,216	(1,886,077)
				$7,819,902	($17,058,648)
Strategic Equity Allocation Fund	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward Foreign currency	—	($620,573)
	Equity	Receivable/payable for futures	Futures†	$106,124	(6,923,197)
	Interest rate	Receivable/payable for futures	Futures†	216,462	—
				$322,586	($7,543,770)

DERIVATIVE INSTRUMENTS, CONTINUED

Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Total Return Fund	Interest rate	Receivable/payable for futures	Futures†	$305,686	($10,802,510)
	Interest rate	Written options, at value	Written options	—	(1,642,050)
	Foreign currency	Written options, at value	Written options	—	(1,054,517)
	Credit	Written options, at value	Written options	—	(73,906)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	1,477,991	(42,123,726)
	Interest rate	Swap contracts, at value	Inflation swapsˆ	—	(6,605)
	Credit	Swap contracts, at value	Credit default swapsˆ	75,911	(4,445,373)
	Interest rate	Investments in unaffiliated issuers, at value*	Purchased options	1,456,177	—
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward Foreign currency	25,319,958	(12,797,048)
				$28,635,723	($72,945,735)

†	Reflects cumulative appreciation/depreciation on futures. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

*	Purchased options are included in the Portfolio of investments.

ˆ	Reflects cumulative appreciation/depreciation on swap contracts. Receivable/Payable for exchange cleared swaps, which represents margin, and swap contracts at value, which represents appreciation/depreciation on OTC swaps, are shown separately on Statements of assets and liabilities.

For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between a fund and the applicable counterparty. The tables below reflect certain fund’s exposure to counterparties subject to an ISDA for OTC derivative transactions:

The funds’ exposure to counterparties subject to ISDA agreements is as follows:

OTC Financial Instruments	Asset	Liability
Global Bond Fund
Credit default swaps	$125,630	($1,398,995)
Currency swaps	1,404,887	—
Forward foreign currency contracts	3,963,824	(4,980,441)
Inflation swaps	211,396	—
Purchased options	415,458	—
Volatility swaps	25,004	(17,015)
Written options	—	(759,160)
Totals	$6,146,199	($7,155,611)

Real Return Bond Fund
Foreign forward currency contracts	$4,301,216	($1,886,077)
Purchased options	1,086,371	—
Written options	—	(2,003,969)
Credit default swaps	5,477	(352,667)
Inflation swaps	2,165,816	(4,506,513)
Totals	$7,558,880	($8,749,226)

Total Return Fund
Foreign forward currency contracts	$25,319,958	($12,797,048)
Purchased options	1,452,036	—
Written options	—	(2,315,940)
Inflation swaps	—	(6,605)
Interest rate swaps	154,008	(1,926)
Credit default swaps	75,911	(4,445,373)
Totals	$27,001,913	($19,566,892)

The table below reflects the funds’ exposure to counterparties subject to ISDAs for OTC derivatives transactions:

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure
Global Bond Fund
Bank of America, N.A.	$769,333	$800,210	—	($30,877)
Barclays Bank PLC	(397,387)	—	$343,051	(54,336)
BNP Paribas S.A.	300,873	390,122	—	(89,249)
Citibank N.A.	87,964	100,068	—	(12,104)
Credit Suisse International	154	—	—	154
Deutsche Bank AG	81,716	330,100	—	(248,384)
Goldman Sachs Bank USA	1,710,507	1,270,269	—	440,238
Goldman Sachs International	63,899	—	197,559	261,458
HSBC Bank USA	(1,254,114)	—	1,157,888	(96,226)
JPMorgan Chase Bank	(1,115,071)	—	1,198,457	83,386
Morgan Stanley Capital Services	(238,563)	—	303,436	64,873
Nomura Global Financial Products, Inc.	(17,000)	—	—	(17,000)
Royal Bank of Canada	(344)	—	—	(344)
Royal Bank of Scotland	68,876	—	—	68,876
Standard Chartered Bank	(1,072,372)	—	968,072	(104,300)
UBS AG	2,117	—	98,124	100,241
Totals	($1,009,412)	$2,890,769	$4,266,587	$366,406

DERIVATIVE INSTRUMENTS, CONTINUED

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure
Real Return Bond Fund
Bank of America, N.A.	$683,158	$630,063	—	$53,095
Barclays Bank PLC	(55,197)	—	$270,650	215,453
BNP Paribas SA	(925,227)	—	912,867	(12,360)
Citibank N.A.	(760,432)	—	737,341	(23,091)
Credit Suisee Securities	18,808	—	—	18,808
Credit Suisse International	(93,109)	—	—	(93,109)
Deutsche Bank AG	(1,139,595)	320,097	710,778	(748,914)
Deutsche Bank Securities, Inc.	352,313	—	—	352,313
Goldman Sachs & Company	20,539	—	—	20,539
Goldman Sachs Bank USA	(526,736)	—	398,187	(128,549)
Goldman Sachs International	(14,800)	—	261,236	246,436
HSBC Bank USA	(1,013)	—	—	(1,013)
JPMorgan Chase Bank N.A.	2,772,058	2,820,829	—	(48,771)
Merrill Lynch International	(131,432)	—	—	(131,432)
Morgan Stanley & Company, Inc.	691,061	—	—	691,061
Morgan Stanley Bank, N.A.	(80)	—	—	(80)
Morgan Stanley Capital Services, Inc.	($510,542)	280,085	—	(790,627)
Nomura Global Financial Products, Inc.	(76,202)	—	—	(76,202)
Royal Bank of Scotland PLC	(1,077,692)	—	979,988	(97,704)
Standard Chartered Bank	(318,691)	—	387,264	68,573
UBS AG	(97,535)	—	453,514	355,979
Totals	($1,190,346)	$4,051,074	$5,111,825	($129,595)

Total Return Fund
Bank of America, N.A.	$9,908,959	$9,842,577	—	$66,382
Barclays Bank PLC	1,988,054	1,780,554	—	207,500
BNP Paribas SA	(846,171)	—	$855,951	9,780
Citibank N.A.	822,987	1,310,219	—	(487,232)
Credit Suisse International	(316,141)	—	345,649	29,508
Deutsche Bank AG	2,084,178	2,280,573	—	(196,395)
Goldman Sachs Bank USA	489,487	610,142	—	(120,655)
Goldman Sachs International	(1,685,749)	—	1,488,356	(197,393)
HSBC Bank USA	92,267	—	—	92,267
JPMorgan Chase Bank	(1,806,951)	—	2,163,820	356,869
Morgan Stanley Bank, N.A.	(352,244)	160,049	400,380	(111,913)
Nomura Global Financial Products, Inc.	95,922	280,053	—	(184,131)
Royal Bank of Scotland PLC	(28,156)	—	—	(28,156)
Societe Generale	48,373	—	—	48,373
Standard Chartered Bank	(2,929,348)	—	2,598,689	(330,659)
UBS AG	(130,446)	—	307,005	176,559
Totals	$7,435,021	$16,264,167	8,159,850	($669,296)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

	Statements of Operations Location—Net Realized Gain (Loss) on:
Fund	Risk	Investments in Unaffiliated Investments and Foreign Currency Transactions[1]	Written Options	Futures Contracts	Swap Contracts	Investments in Unaffiliated Investments and Foreign Currency Transactions[2]	Total
Active Bond Fund	Interest rate	—	—	$27,930	—	—	$27,930
	Total	—	—	$27,930	—	—	$27,930
All Cap Core Fund	Equity	—	—	($2,495)	—	—	($2,495)
	Total	—	—	($2,495)	—	—	(2,495)
Alpha Opportunities Fund	Equity	—	—	—	—	($20,981)	($20,981)
	Total	—	—	—	—	($20,981)	($20,981)
Asia Pacific Total Return Bond Fund	Interest rate	—	—	($70,247)	—	—	($70,247)
	Foreign currency	—	—	—	—	$1,344,692	1,344,692
	Total	—	—	($70,247)	—	$1,344,692	$1,274,445
Capital Appreciation Value Fund	Equity	—	($224,994)	—	—	—	($224,994)
	Total	—	($224,994)	—	—	—	(224,994)
Global Bond Fund	Interest rate	($685,378)	$1,064,784	$5,030,038	$190,532	—	$5,599,976
	Credit	—	—	—	(616,455)	—	(616,455)
	Foreign currency	(65,859)	302,087	—	(1,748,628)	$5,249,129	3,736,729
	Total	($751,237)	$1,366,871	$5,030,038	($2,174,551)	$5,249,129	$8,720,250
Health Sciences Fund	Equity	—	$165,418	—	—	—	$165,418
	Total	—	$165,418	—	—	—	$165,418
High Yield Fund	Interest rate	—	—	$1,765,131	—	—	$1,765,131
	Credit	—	—	—	($216,113)	—	(216,113)
	Foreign currency	—	—	—	—	$202,348	202,348
	Total	—	—	$1,765,131	($216,113)	$202,348	$1,751,366

DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of Operations Location—Net Realized Gain (Loss) on:
Fund	Risk	Investments in Unaffiliated Investments and Foreign Currency Transactions[1]	Written Options	Futures Contracts	Swap Contracts	Investments in Unaffiliated Investments and Foreign Currency Transactions[2]	Total
Investment Quality Bond Fund	Interest rate	($65,257)	—	$29,459	($1,265,620)	—	($1,301,418)
	Foreign currency	25,031	$4,759	—	—	$642,630	672,420
	Total	($40,226)	$4,759	$29,459	($1,265,620)	$642,630	($628,998)
Real Return Bond Fund	Interest rate	($229,328)	$216,480	($3,008,486)	($3,670,258)	—	($6,691,592)
	Foreign currency	—	23,321	—	—	($164,494)	(141,173)
	Credit	—	35,350	—	(41,135)	—	(5,785)
	Total	($229,328)	$275,151	($3,008,486)	($3,711,393)	($164,494)	($6,838,550)
Strategic Equity Allocation Fund	Interest rate	—	—	($813,199)	—	—	($813,199)
	Equity	—	—	(28,171,383)	—	—	(28,171,383)
	Foreign currency	—	—	—	—	($4,843,919)	(4,843,919)
	Total	—	—	($28,984,582)	—	($4,843,919)	($33,828,501)
Total Return Fund	Interest rate	($386,033)	$3,837,551	$4,327,253	($3,874,570)	—	$3,904,201
	Credit	—	—	—	(3,416,699)	—	(3,416,699)
	Foreign currency	—	2,434,718	—	—	$26,862,191	29,296,909
	Total	($386,033)	$6,272,269	$4,327,253	($7,291,269)	$26,862,191	$29,784,411

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.

[2]	Realized gain/loss associated with forward foreign currency is included in this caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2016:

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:
Fund	Risk	Investments in Unaffiliated Investments and Translation of Assets and Liabilities in Foreign Currencies[1]	Written Options	Futures Contracts	Swap Contracts	Investments in Unaffiliated Investments and Translation of Assets and Liabilities in Foreign Currencies[2]	Total
Active Bond Fund	Foreign currency	—	—	—	—	$199	$199
	Total	—	—	—	—	$199	$199
All Cap Core Fund	Equity	—	—	$483,647	—	—	$483,647
	Total	—	—	$483,647	—	—	$483,647
Alpha Opportunities Fund	Equity	—	—	—	—	($502,821)	($502,821)
	Total	—	—	—	—	($502,821)	($502,821)
Asia Pacific Total Return Bond Fund	Interest rate	—	—	$21,861	—	—	$21,861
	Foreign currency	—	—	—	—	($10,307)	(10,307)
	Total	—	—	$21,861	—	($10,307)	$11,554
Capital Appreciation Value Fund	Equity	—	$4,463,639	—	—	—	$4,463,639
	Total	—	$4,463,639	—	—	—	$4,463,639
Global Bond Fund	Interest rate	$674,562	($578,458)	$3,164,947	($8,052,304)	—	($4,791,253)
	Credit	—	(38,293)	—	294,244	—	255,951
	Foreign currency	(46,701)	(13,805)	—	114,261	($3,346,784)	(3,293,029)
	Total	$627,861	($630,556)	$3,164,947	($7,643,799)	(3,346,784)	($7,828,331)
Health Sciences Fund	Equity	—	($60,139)	—	—	—	($60,139)
	Total	—	($60,139)	—	—	—	($60,139)
High Yield Fund	Interest rate	—	—	($2,616)	—	—	($2,616)
	Credit	—	—	—	($97,757)	—	(97,757)
	Foreign currency	—	—	—	—	$524,265	524,265
	Total	—	—	($2,616)	($97,757)	$524,265	$423,892
Investment Quality Bond Fund	Interest rate	—	—	($205,018)	($349,056)	—	($554,074)
	Credit	—	—	—	548,831	—	548,831
	Foreign currency	($7,152)	—	—	19,662	($82,843)	(70,333)
	Total	($7,152)	—	($205,018)	$219,437	($82,843)	($75,576)
Real Return Bond Fund	Interest rate	($764,716)	($269,126)	$460,382	($4,857,677)	—	($5,431,137)
	Credit	—	(8,799)	—	$283,858	—	275,059
	Foreign currency	—	81,935	—	—	$2,050,379	2,132,314
	Total	($764,716)	($195,990)	$460,382	($4,573,819)	$2,050,379	($3,023,764)
Strategic Equity Allocation Fund	Interest rate	—	—	$472,956	—	—	$472,956
	Equity	—	—	14,802,089	—	—	14,802,089
	Foreign currency	—	—	—	—	$1,261,136	1,261,136
	Total	—	—	$15,275,045	—	$1,261,136	$16,536,181
Total Return Fund	Interest rate	($1,507,784)	$922,934	($6,681,865)	($31,609,791)	—	($38,876,506)
	Credit	—	26,758	—	(2,150,362)	—	(2,123,604)
	Foreign currency	—	313,709	—	—	($21,980,754)	(21,667,045)
	Total	($1,507,784)	$1,263,401	($6,681,865)	($33,760,153)	($21,980,754)	($62,667,155)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.

[2]	Change in unrealized appreciation/depreciation associated with forward foreign currency is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS. Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund/Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES. John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee.  The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Investment Management Services, LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

•	Active Bond Fund — a) 0.600% of the first $2.5 billion of aggregate net assets; b) 0.575% of the next $2.5 billion of aggregate net assets and c) 0.550% of the excess over $5 billion of aggregate net assets.

•	All Cap Core Fund — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

•	Alpha Opportunities Fund — a) 0.975% of the first $1 billion of aggregate net assets; b) 0.950% of the next $1 billion of aggregate net assets; and c) 0.90% of the excess over $2 billion of aggregate net assets.

•	Asia Pacific Total Return Bond Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of the next 250 million of average net assets and c) 0.600% of the excess over $500 million of average net assets.

•	Capital Appreciation Fund — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of the next $200 million of aggregate net assets; c) 0.700% of the next $500 million of aggregate net assets; and d) 0.670% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.

•	Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; and c) 0.570% of the excess over $400 million of aggregate net assets.

•	Fundamental Global Franchise Fund — a) 0.800% of the first $1 billion of average net assets and b) 0.780% of the excess over $1 billion of average net assets.

•	Global Bond Fund and Real Estate Securities Fund — 0.700% of aggregate net assets.

•	Global Real Estate Fund — a) 0.900% of the first $500 million of average net assets; b) 0.875% of the next $250 million of average net assets; and c) 0.850% of the excess over $750 million of average net assets.

•	Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the next $250 million of aggregate net assets; and c) 0.950% of excess over $750 million of aggregate net assets. However, when aggregate net assets exceed $750 million, the management fee is 0.95% on all net assets.

•	High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.

•	International Growth Opportunities Fund — a) 0.975% of the first $100 million of average net assets; b) 0.850% of the next $300 million of average net assets; and c) 0.750% of the excess over $400 million of average net assets.

•	International Growth Stock Fund — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Small Cap Fund — a) 1.050% of the first $200 million of average net assets; b) 0.950% of the next $300 million of average net assets; and c) 0.850% of the excess over $500 million of average net assets.

•	International Value Fund — Aggregate net assets are the aggregate net assets of the fund, Income Fund, International Small Cap Fund and the following funds of JHVIT: International Value Trust, Global Trust, Income Trust and Mutual Shares Trust. The management fee paid is as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of the next $150 million of aggregate net assets; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the management fee rate is 0.800% of aggregate net assets.

•	Investment Quality Bond Fund — a) 0.600% of the first $500 million of aggregate net assets and b) 0.550% of the excess over $500 million of aggregate net assets.

•	Lifestyle II Portfolios — Each fund pays the advisor a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets). The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), and is equivalent to the sum of a) 0.050% for the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), and is equivalent to the sum of: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion of aggregate net assets.

•	Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million of aggregate net assets; and c) 0.825% of the excess over $500 million of aggregate net assets.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Mid Value Fund — a) 1.050% of the first $20 million of aggregate net assets; b)1.000% of the next $30 million of aggregate net assets; and c) 0.950% of the excess over $50 million of aggregate net assets. However, when aggregate net assets exceed $50 million, then the management fee rate is 0.950% of all aggregate net assets of the fund.

•	Real Estate Equity Fund — a) 0.875% of the first $250 million of average net assets; b) 0.850% of the next $250 million of average net assets; and c) 0.825% of the excess over $500 million of average net assets.

•	Real Return Bond Fund — a) 0.700% of the first $1 billion of aggregate net assets; and b) 0.650% of the excess over $1 billion of aggregate net assets.

•	Science & Technology Fund — a) 1.050% of the first $500 million of aggregate net assets; and (b) 1.000% of the excess over $500 million of aggregate net assets.

•	Short Term Government Income Fund — a) 0.570% of the first $250 million of aggregate net assets; and b) 0.550% of the excess over $250 million of aggregate net assets.

•	Small Cap Growth Fund — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of the next $400 million of aggregate net assets; and c) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Company Growth Fund — a) 1.050% of the first $250 million of aggregate net assets; and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets of exceed $1 billion, then the management fee rate is 1.000% of aggregate net assets of the fund.

•	Small Company Value Fund — a) 1.050% of the first $500 million of aggregate net assets; and b) 1.000% of the excess over $500 million of aggregate net assets.

•	Strategic Equity Allocation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion; c) 0.625% of the next $2.5 billion; and d) 0.600% of the excess over $10 billion of aggregate net assets.

•	Total Return Fund — a) 0.700% of the first $1 billion of Total Return Net Assets; and b) 0.650% of the excess over $1 billion of Total Return Net Assets.

•	U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.

•	Value Fund — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of the next $300 million of aggregate net assets; and c) 0.650% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor(s)
Science & Technology Fund	Allianz Global Investors U.S. LLC[1]; T. Rowe Price Associates, Inc.
International Growth Opportunities Fund	Baillie Gifford Overseas Ltd
Active Bond Fund	Declaration Management & Research LLC[1] and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,3]
Global Real Estate Fund Real Estate Securities Fund	Deutsche Investment Management Americas Inc. and RREEF America L.L.C.
International Small Cap Fund	Franklin Templeton Investments Corporation
International Growth Stock Fund Small Company Growth Fund Value Fund	Invesco Advisers, Inc.
Capital Appreciation Fund	Jennison Associates, LLC
Lifestyle II Aggressive Portfolio Lifestyle II Balanced Portfolio Lifestyle II Conservative Portfolio Lifestyle II Growth Portfolio Lifestyle II Moderate Portfolio	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,2,3]
Asia Pacific Total Return Bond Fund Fundamental Global Franchise Fund Short Term Government Income Fund Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,3]
Global Bond Fund Real Return Bond Fund Total Return Fund	Pacific Investment Management Company LLC
All Cap Core Fund	QS Investors, LLC
Capital Appreciation Value Fund Health Sciences Fund Mid Value Fund Real Estate Equity Fund Small Company Value Fund	T. Rowe Price Associates, Inc.
International Value Fund	Templeton Investment Counsel, LLC

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Fund	Subadvisor(s)
Alpha Opportunities Fund Investment Quality Bond Fund Mid Cap Stock Fund Small Cap Growth Fund	Wellington Management Company, LLP
Core Bond Fund U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
High Yield Fund	Western Asset Management Company, an affiliate of Legg Mason

1	An affiliate of the Advisor.

2	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

3	Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

The funds are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, Rule 12b-1 fees, transfer agent fees, acquired fund fees and short dividends. This expense reduction will continue in effect until terminated by the Advisor.

Fund	Expense limitation as a percentage of average net assets
Active Bond Fund	0.15%
All Cap Core Fund	0.20%
Alpha Opportunities Fund	0.20%
Capital Appreciation Fund	0.20%
Capital Appreciation Value Fund	0.20%
Core Bond Fund	0.15%
Fundamental Global Franchise Fund	0.25%
Global Bond Fund	0.15%
Global Real Estate Fund	0.25%
Health Sciences Fund	0.20%
High Yield Fund	0.15%
International Growth Opportunities Fund	0.25%
International Growth Stock Fund	0.25%
International Small Cap Fund	0.25%
International Value Fund	0.25%
Investment Quality Bond Fund	0.15%
Mid Cap Stock Fund	0.20%
Mid Value Fund	0.20%
Real Estate Equity Fund	0.20%
Real Estate Securities Fund	0.20%
Real Return Bond Fund	0.15%
Science & Technology Fund	0.20%
Small Cap Growth Fund	0.20%
Small Cap Opportunities Fund	0.20%
Small Company Growth Fund	0.20%
Small Company Value Fund	0.20%
Spectrum Income Fund	0.15%
Strategic Equity Allocation Fund	0.20%
Total Return Fund	0.15%
U.S. High Yield Bond Fund	0.15%
Value Fund	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2016, this waiver amounted to 0.01% of each fund’s average net assets (on an annualized). This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reimburse Asia Pacific Total Return Bond Fund for certain fund expenses excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, class specific expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short term dividend expense and acquired fund fees and expenses that exceed 0.15% of the fund’s average net assets. The expense limitation shall continue in effect until December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor.

The Advisor contractually agreed to waive its management fee on International Value Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The expense reimbursement shall continue in effect until December 31, 2016 and may terminate any time thereafter.

The Advisor contractually agreed to reduce its management fee on Total Return Fund by 0.025% on aggregate net assets of the fund and another fund that equal or exceed $3 billion. This expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The advisor voluntarily agreed to reduce its management fee that would be payable by the Total Return Fund (after giving effect to asset-based breakpoints) by 0.02% of the Total Return Fund’s average daily net assets. The advisor may terminate this voluntary waiver at any time upon notice to the Total Return Fund.

For Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operation expenses of each fund in an amount equal to the amount by which the expenses of the fund exceed 0.05% of the average net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, acquired fund fees, short dividend expense, management fees, Rule 12b-1 fees, service fees, transfer agent fees and all other class specific expenses. This expense limitation shall continue in effect until December 31, 2016, unless renewed by mutual agreement of the funds and the Advisor.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Prior to December 31, 2015, for Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio, the Advisor contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the funds in an amount equal to the amount by which the expenses of the share class exceed 0.10% of the average annual net assets, excluding fund level expenses such as management fees, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense not incurred in the ordinary course of business and short dividend expense.

The Advisor voluntarily agreed to waive its management fee on Strategic Equity Allocation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The Advisor voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, Real Estate Equity Fund, Science & Technology Fund and Small Company Value Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor voluntarily agreed to waive a portion of its management fees for the funds subadvised by Deutsche Investment Management Americas, Inc. which include Global Real Estate Fund and Real Estate Securities Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by Deutsche Investment Management Americas, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor voluntarily agreed to reduce its management fee that would be payable by the Alpha Opportunities Fund (after giving effect to asset-based breakpoints) by 0.03% of the Alpha Opportunities Fund’s average daily net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the Alpha Opportunities Fund.

For the six months ended February 29, 2016, the waivers under these agreements amounted to:

Expense Reimbursement by Class
Fund	Class A	Class I	Class R6	Class 1	Class NAV	Total
Active Bond Fund	—	—	—	$9,565	$55,586	$65,151
All Cap Core Fund	—	—	—	—	23,686	23,686
Alpha Opportunities Fund	—	—	—	—	294,802	294,802
Asia Pacific Total Return Bond Fund	—	—	—	—	15,250	15,250
Capital Appreciation Fund	—	—	—	21,703	53,507	75,210
Capital Appreciation Value Fund	—	—	—	—	393,595	393,595
Core Bond Fund	—	—	—	6,518	36,942	43,460
Fundamental Global Franchise Fund	$5	$40	—	—	16,479	16,524
Global Bond Fund	—	—	—	2,027	16,158	18,185
Global Real Estate Fund	—	—	—	—	8,763	8,763
Health Sciences Fund	—	—	—	—	88,766	88,766
High Yield Fund	—	—	—	12,610	6,522	19,132
International Growth Opportunities Fund	—	—	—	—	30,290	30,290
International Growth Stock Fund	—	—	—	—	27,738	27,738
International Small Cap Fund	—	—	—	3,279	24,822	28,101
International Value Fund	—	—	—	6,931	53,862	60,793
Investment Quality Bond Fund	—	—	—	2,491	17,957	20,448
Lifestyle II Aggressive Portfolio	—	—	$81	21,719	—	21,800
Lifestyle II Balanced Portfolio	—	—	—	402	—	402
Lifestyle II Conservative Portfolio	—	—	207	24,696	—	24,903
Lifestyle II Growth Portfolio	—	—	65	9,498	—	9,563
Lifestyle II Moderate Portfolio	—	—	227	22,908	—	23,135
Mid Cap Stock Fund	—	—	—	12,570	42,046	54,616
Mid Value Fund	—	—	—	—	245,086	245,086
Real Estate Equity Fund	—	—	—	—	52,688	52,688
Real Estate Securities Fund	—	—	—	19,861	—	19,861
Real Return Bond Fund	—	—	—	3,003	19,231	22,234
Science & Technology Fund	—	—	—	—	173,852	173,852
Short Term Government Income Fund	—	—	—	—	8,117	8,117
Small Cap Growth Fund	—	—	—	—	7,289	7,289
Small Company Growth Fund	—	—	—	—	6,491	6,491
Small Company Value Fund	—	—	—	23,825	58,093	81,918
Strategic Equity Allocation Fund	—	—	—	—	4,317,205	4,317,205
Total Return Fund	—	—	—	8,192	243,088	251,280
U.S. High Yield Bond Fund	—	—	—	2,861	8,374	11,235
Value Fund	—	—	—	—	12,967	12,967

The net investment management fees incurred for the six months ended February 29, 2016, including the impact of waivers and reimbursements were equivalent to an annual effective rate of the funds’ average net assets as follows:

Fund	Annual Effective Rate
Active Bond Fund	0.59%
All Cap Core Fund	0.77%
Alpha Opportunities Fund	0.92%
Asia Pacific Total Return Bond Fund	0.71%
Capital Appreciation Fund	0.69%
Capital Appreciation Value Fund	0.77%
Core Bond Fund	0.58%
Fundamental Global Franchise Fund	0.79%

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Fund	Annual Effective Rate
Global Bond Fund	0.69%
Global Real Estate Fund	0.89%
Health Sciences Fund	0.97%
High Yield Fund	0.68%
International Growth Opportunities Fund	0.81%
International Growth Stock Fund	0.79%
International Small Cap Fund	0.93%
International Value Fund	0.79%
Investment Quality Bond Fund	0.57%
Lifestyle II Aggressive Portfolio	0.12%
Lifestyle II Balanced Portfolio	0.30%
Lifestyle II Conservative Portfolio	0.30%
Lifestyle II Growth Portfolio	0.23%
Lifestyle II Moderate Portfolio	0.28%
Mid Cap Stock Fund	0.83%
Mid Value Fund	0.90%
Real Estate Equity Fund	0.83%
Real Estate Securities Fund	0.69%
Real Return Bond Fund	0.69%
Science & Technology Fund	0.98%
Short Term Government Income Fund	0.55%
Small Cap Growth Fund	1.04%
Small Company Growth Fund	0.99%
Small Company Value Fund	0.98%
Strategic Equity Allocation Fund	0.49%
Total Return Fund	0.65%
U.S. High Yield Bond Fund	0.73%
Value Fund	0.69%

Accounting and legal services.  Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to each fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2016 amounted to an annual rate of 0.01% of the funds’ average daily net assets.

Distribution and service plans.  The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds’ shares.

Class	Rule 12b-1 Fee
Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares of Fundamental Global Franchise Fund may be subject to up-front sales charges. For the six months ended February 29, 2016 no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares.

Transfer agent fees.  The funds have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses.  Class level expenses for the six months ended February 29, 2016 were:

Class	Distribution and Service Fees	Transfer Agent Fees
Fundamental Global Franchise Fund
Class A	$195	$81
Class I	—	597
Total	$195	$678
Lifestyle II Aggressive Portfolio
Class R6	—	$18
Total	—	$18
Lifestyle II Balanced Portfolio
Class R6	—	$11
Total	—	$11
Lifestyle II Conservative Portfolio
Class R6	—	$26
Total	—	$26
Lifestyle II Growth Portfolio
Class R6	—	$81
Total	—	$81
Lifestyle II Moderate Portfolio
Class R6	—	$43
Total	—	$43

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Interfund lending program  Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the respective fund’s Statement of assets and liabilities. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The funds’ activity in this program during the period for which loans were outstanding was as follows:

Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income
Capital Appreciation Value Fund	Lender	$1,718,896	1	0.57%	$27
Fundamental Global Franchise Fund	Lender	996,017	1	0.58%	16
Mid Value Fund	Lender	12,259,309	4	0.69%	940

6.  FUND SHARE TRANSACTIONS Transactions in the funds’ shares for the six months ended February 29, 2016 and for the year ended August 31, 2015 were as follows:

Active Bond Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	4,871,531	$48,752,537	13,985,601	$143,948,911
Distributions reinvested	539,649	5,362,978	630,912	6,440,454
Repurchased	(563,872)	(5,612,999)	(621,300)	(6,379,280)
Net increase	4,847,308	$48,502,516	13,995,213	$144,010,085
Class NAV shares
Sold	10,623,092	$105,592,792	9,044,060	$93,514,958
Distributions reinvested	3,257,445	32,351,970	6,604,539	67,413,868
Repurchased	(9,114,605)	(91,165,870)	(14,651,105)	(150,040,639)
Net increase	4,765,932	$46,778,892	997,494	$10,888,187
Total net increase	9,613,240	$95,281,408	14,992,707	$154,898,272

All Cap Core Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	66,349	$881,777	—	—
Distributions reinvested	7,088,753	85,277,704	4,366,891	$58,472,663
Repurchased	(5,390,852)	(70,504,072)	(6,653,211)	(93,865,535)
Net increase (decrease)	1,764,250	$15,655,409	(2,286,320)	($35,392,872)

Alpha Opportunities Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,420,182	$16,309,997	1,743,061	$21,943,640
Distributions reinvested	19,241,014	205,301,615	18,274,973	222,771,922
Repurchased	(9,165,613)	(97,915,601)	(21,607,067)	(274,602,603)
Net increase (decrease)	11,495,583	$123,696,011	(1,589,033)	($29,887,041)

Asia Pacific Total Return Bond Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	66,218	$584,142	2,944	$27,089
Distributions reinvested	1,372,787	12,135,441	1,245,663	11,460,097
Repurchased	(4,388,821)	(38,825,645)	—	—
Total net increase (decrease)	(2,949,816)	($26,106,062)	1,248,607	$11,487,186

Capital Appreciation Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,701,266	$30,495,489	1,609,723	$29,913,402
Distributions reinvested	4,604,453	77,723,170	2,519,171	43,556,466
Repurchased	(1,276,984)	(21,826,622)	(3,799,242)	(69,082,537)
Net increase	5,028,735	$86,392,037	329,652	$4,387,331
Class NAV shares
Sold	2,109,086	$33,448,616	2,579,978	$47,317,650
Distributions reinvested	10,997,777	185,972,408	7,605,393	131,725,410
Repurchased	(7,108,372)	(132,701,902)	(23,696,192)	(437,243,547)
Net increase (decrease)	5,998,491	$86,719,122	(13,510,821)	($258,200,487)
Total net increase (decrease)	11,027,226	$173,111,159	(13,181,169)	($253,813,156)

Capital Appreciation Value Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	475,396	$5,491,689	12,169,567	$149,842,811
Distributions reinvested	21,566,886	232,922,369	21,404,219	250,001,280
Repurchased	(7,158,989)	(85,670,562)	(21,292,619)	(262,298,922)
Net increase	14,883,293	$152,743,496	12,281,167	$137,545,169

FUND SHARE TRANSACTIONS, CONTINUED

Core Bond Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,224,739	$28,969,245	6,116,957	$80,400,137
Distributions reinvested	152,811	1,973,635	151,291	1,966,489
Repurchased	(588,719)	(7,623,171)	(455,910)	(5,952,260)
Net increase	1,788,831	$23,319,709	5,812,338	$76,414,366
Class NAV shares
Sold	3,947,151	$51,337,957	58,165,847	$766,215,552
Distributions reinvested	903,077	11,647,252	803,272	10,419,950
Repurchased	(7,267,191)	(94,386,718)	(10,314,625)	(133,998,731)
Net increase (decrease)	(2,416,963)	($31,401,509)	48,654,494	$642,636,771
Total net increase (decrease)	(628,132)	($8,081,800)	54,466,832	$719,051,137

Fundamental Global Franchise Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	—	—	44,380	$587,589
Distributions reinvested	9,536	$122,445	2,641	32,930
Repurchased	(27,022)	(337,239)	(12,361)	(157,818)
Net increase (decrease)	(17,486)	($214,794)	34,660	$462,701
Class NAV shares
Sold	596,850	$8,215,344	2,227,963	$29,351,030
Distributions reinvested	3,571,277	45,855,199	2,165,169	26,999,657
Repurchased	(4,164,930)	(56,528,564)	(3,417,849)	(44,555,063)
Net increase (decrease)	3,197	($2,458,021)	975,283	$11,795,624
Total net increase (decrease)	(14,289)	($2,672,815)	1,009,943	$12,258,325

Global Bond Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	322,523	$3,850,557	430,163	$5,200,413
Distributions reinvested	1,115	13,163	—	—
Repurchased	(499,527)	(5,931,710)	(1,075,953)	(12,995,621)
Net decrease	(175,889)	($2,067,990)	(645,790)	($7,795,208)
Class NAV shares
Sold	378,682	$4,461,546	2,377,058	$28,774,854
Distributions reinvested	24,098	284,112	—	—
Repurchased	(4,976,802)	(59,404,898)	(5,905,323)	(70,577,269)
Net decrease	(4,574,022)	($54,659,240)	(3,528,265)	($41,802,415)
Total net decrease	(4,749,911)	($56,727,230)	(4,174,055)	($49,597,623)

Global Real Estate Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	555,732	$4,831,138	2,592,879	$24,069,967
Distributions reinvested	590,643	5,422,106	862,517	8,099,034
Repurchased	(9,062,781)	(81,930,203)	(6,902,436)	(65,662,090)
Total net decrease	(7,916,406)	($71,676,959)	(3,447,040)	($33,493,089)

Health Sciences Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,599,534	$12,313,221	6,279	$123,645
Distributions reinvested	34,771,674	210,716,347	8,744,316	141,133,260
Repurchased	(17,256,354)	(141,058,824)	(19,680,291)	(381,681,772)
Net increase (decrease)	19,114,854	$81,970,744	(10,929,696)	($240,424,867)

High Yield Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	428,137	$3,319,692	1,616,178	$14,439,716
Distributions reinvested	2,094,329	16,097,410	3,729,842	33,012,583
Repurchased	(5,995,835)	(45,402,376)	(11,436,849)	(100,961,808)
Net decrease	(3,473,369)	($25,985,274)	(6,090,829)	($53,509,509)
Class NAV shares
Sold	85,224	$674,261	824,866	$7,241,231
Distributions reinvested	1,130,605	8,622,243	2,433,355	21,407,470
Repurchased	(4,809,809)	(37,830,516)	(24,118,426)	(219,624,923)
Net decrease	(3,593,980)	($28,534,012)	(20,860,205)	($190,976,222)
Total net decrease	(7,067,349)	($54,519,286)	(26,951,034)	($244,485,731)

International Growth Opportunities Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,528,070	$28,856,584	11,450,369	$156,648,899
Distributions reinvested	310,366	3,805,088	2,820,471	36,073,830
Repurchased	(4,615,709)	(52,286,462)	(3,830,363)	(52,310,251)
Total net increase (decrease)	(1,777,273)	($19,624,790)	10,440,477	$140,412,478

FUND SHARE TRANSACTIONS, CONTINUED

International Growth Stock Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,020,505	$24,225,804	10,834,094	$149,482,431
Distributions reinvested	1,833,907	22,648,749	2,380,353	30,873,174
Repurchased	(2,056,583)	(25,087,426)	(588,672)	(8,110,953)
Total net increase	1,797,829	$21,787,127	12,625,775	$172,244,652

International Small Cap Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	90,738	$1,565,156	704,357	$13,929,445
Distributions reinvested	47,923	849,681	30,520	540,204
Repurchased	(616,691)	(10,741,169)	(1,253,203)	(23,031,833)
Net decrease	(478,030)	($8,326,332)	(518,326)	($8,562,184)
Class NAV shares
Sold	1,060,832	$18,544,260	8,752,706	$167,485,617
Distributions reinvested	388,353	6,881,611	189,423	3,350,891
Repurchased	(610,782)	(10,886,066)	(175,956)	(3,126,378)
Net increase	838,403	$14,539,805	8,766,173	$167,710,130
Total net increase	360,373	$6,213,473	8,247,847	$159,147,946

International Value Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	231,847	$3,174,463	681,463	$11,090,652
Distributions reinvested	268,821	3,736,616	408,405	6,220,011
Repurchased	(1,093,934)	(15,004,629)	(2,483,627)	(39,293,511)
Net decrease	(593,266)	($8,093,550)	(1,393,759)	($21,982,848)
Class NAV shares
Sold	1,827,881	$24,535,693	14,701,387	$232,343,144
Distributions reinvested	2,183,571	30,264,287	2,927,945	44,475,478
Repurchased	(5,971,236)	(79,793,260)	(8,621,024)	(142,689,211)
Net increase (decrease)	(1,959,784)	($24,993,280)	9,008,308	$134,129,411
Total net increase (decrease)	(2,553,050)	($33,086,830)	7,614,549	$112,146,563

Investment Quality Bond Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	593,622	$7,189,626	1,845,379	$22,962,912
Distributions reinvested	120,542	1,446,318	149,420	1,845,370
Repurchased	(516,744)	(6,275,343)	(852,986)	(10,595,183)
Net increase	197,420	$2,360,601	1,141,813	$14,213,099
Class NAV shares
Sold	167,936	$2,020,404	10,968,962	$136,893,482
Distributions reinvested	879,431	10,536,308	1,108,236	13,663,029
Repurchased	(2,401,335)	(29,163,029)	(839,680)	(10,320,852)
Net increase (decrease)	(1,353,968)	($16,606,317)	11,237,518	$140,235,659
Total net increase (decrease)	(1,156,548)	($14,245,716)	12,379,331	$154,448,758

Lifestyle II Aggressive Portfolio	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class R6 Shares
Sold	1,567	$15,967	29,014	$312,677
Distributions reinvested	253	2,622	384	4,117
Repurchased	(14,262)	(146,427)	(12,644)	(134,671)
Net increase (decrease)	(12,442)	($127,838)	16,754	$182,123
Class 1 shares
Sold	2,929,673	$29,662,717	4,096,312	$44,395,921
Distributions reinvested	115,959	1,200,181	21,773	233,627
Repurchased	(209,335)	(2,115,753)	(171,913)	(1,823,549)
Net increase	2,836,297	$28,747,145	3,946,172	$42,805,999
Total net increase	2,823,855	$28,619,307	3,962,926	$42,988,122

Lifestyle II Balanced Portfolio	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class R6 Shares
Sold	397	$3,993	3,461	$36,650
Distributions reinvested	55	561	1	11
Repurchased	(506)	(5,260)	(84)	(902)
Net increase (decrease)	(54)	($706)	3,378	$35,759
Class 1 shares
Sold	10,621,341	$107,192,351	13,792,402	$145,913,551
Distributions reinvested	356,371	3,611,594	77,367	817,116
Repurchased	(1,393,287)	(14,039,159)	(865,698)	(9,072,500)
Net increase	9,584,425	$96,764,786	13,004,071	$137,658,167
Total net increase	9,584,371	$96,764,080	13,007,449	$137,693,926

FUND SHARE TRANSACTIONS, CONTINUED

Lifestyle II Conservative Portfolio	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class R6 Shares
Sold	680	$6,830	21,387	$220,083
Distributions reinvested	343	3,431	—	—
Repurchased	(113)	(1,133)	(27)	(279)
Net increase	910	$9,128	21,360	$219,804
Class 1 shares
Sold	2,598,758	$26,001,884	2,778,126	$28,807,726
Distributions reinvested	59,635	596,526	18,520	191,614
Repurchased	(294,999)	(2,970,352)	(166,269)	(1,727,508)
Net increase	2,363,394	$23,628,058	2,630,377	$27,271,832
Total net increase	2,364,304	$23,637,186	2,651,737	$27,491,636

Lifestyle II Growth Portfolio	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class R6 Shares
Sold	1,993	$20,140	92,953	$1,002,752
Distributions reinvested	1,519	15,704	23	241
Repurchased	(12,693)	(131,301)	(511)	(5,481)
Net increase (decrease)	(9,181)	($95,457)	92,465	$997,512
Class 1 shares
Sold	6,674,683	$67,613,725	10,608,821	$114,352,136
Distributions reinvested	268,346	2,774,699	40,343	430,864
Repurchased	(737,626)	(7,641,783)	(259,926)	(2,778,458)
Net increase	6,205,403	$62,746,641	10,389,238	$112,004,542
Total net increase	6,196,222	$62,651,184	10,481,703	$113,002,054

Lifestyle II Moderate Portfolio	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class R6 Shares
Sold	752	$7,521	57,813	$602,312
Distributions reinvested	919	9,199	270	2,819
Repurchased	(6,318)	(64,411)	(12,417)	(128,938)
Net increase (decrease)	(4,647)	($47,691)	45,666	$476,193
Class 1 shares
Sold	1,905,403	$19,182,816	4,238,115	$44,398,931
Distributions reinvested	93,871	939,031	28,708	299,298
Repurchased	(207,249)	(2,074,476)	(235,012)	(2,451,082)
Net increase	1,792,025	$18,047,371	4,031,811	$42,247,147
Total net increase	1,787,378	$17,999,680	4,077,477	$42,723,340

Mid Cap Stock Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	613,113	$11,707,964	1,400,909	$30,069,903
Distributions reinvested	2,177,107	39,928,134	2,292,352	45,732,424
Repurchased	(1,241,554)	(23,041,823)	(1,902,997)	(40,765,956)
Net increase	1,548,666	$28,594,275	1,790,264	$35,036,371
Class NAV shares
Sold	1,789,365	$32,432,546	821,769	$17,334,874
Distributions reinvested	7,217,005	133,298,081	8,507,665	170,748,835
Repurchased	(651,852)	(12,205,923)	(10,132,043)	(216,784,340)
Net increase (decrease)	8,354,518	$153,524,704	(802,609)	($28,700,631)
Total net increase	9,903,184	$182,118,979	987,655	$6,335,740

Mid Value Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	203,905	$3,041,022	867,203	$14,553,572
Distributions reinvested	7,442,465	103,599,118	8,027,267	128,677,086
Repurchased	(3,399,805)	(46,273,094)	(6,550,680)	(108,590,172)
Net increase	4,246,565	$60,367,046	2,343,790	$34,640,486

Real Estate Equity Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	304,665	$3,410,771	2,127,428	$24,933,622
Distributions reinvested	2,448,841	27,182,135	788,860	9,616,206
Repurchased	(2,502,407)	(29,597,122)	(5,241,697)	(63,615,615)
Net increase (decrease)	251,099	$995,784	(2,325,409)	($29,065,787)

Real Estate Securities Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,382,434	$19,367,848	4,254,670	$65,062,923
Distributions reinvested	4,887,509	64,368,489	3,593,187	52,891,715
Repurchased	(2,766,002)	(37,602,786)	(7,538,115)	(107,837,776)
Net increase	3,503,941	$46,133,551	309,742	$10,116,862

FUND SHARE TRANSACTIONS, CONTINUED

Real Return Bond Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	443,746	$4,843,759	766,803	$8,776,433
Distributions reinvested	89,586	972,903	204,615	2,333,922
Repurchased	(917,494)	(9,998,044)	(1,828,231)	(20,851,717)
Net decrease	(384,162)	($4,181,382)	(856,813)	($9,741,362)
Class NAV shares
Sold	12,724,552	$136,469,722	6,881,401	$76,716,388
Distributions reinvested	530,780	5,695,267	970,622	10,932,801
Repurchased	(3,013,851)	(32,381,456)	(2,894,799)	(32,711,445)
Net increase	10,241,481	$109,783,533	4,957,224	$54,937,744
Total net increase	9,857,319	$105,602,151	4,100,411	$45,196,382

Science & Technology Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	617,147	$6,598,429	76,735	$994,553
Distributions reinvested	15,540,247	169,699,499	10,643,031	137,401,534
Repurchased	(7,485,492)	(99,877,435)	(15,258,564)	(206,343,950)
Net increase (decrease)	8,671,902	$76,420,493	(4,538,798)	($67,947,863)

Short Term Government Income Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	501,068	$4,828,078	1,527,423	$14,866,573
Distributions reinvested	252,834	2,434,556	402,168	3,900,419
Repurchased	(1,169,878)	(11,276,437)	(2,364,394)	(22,990,351)
Net decrease	(415,976)	($4,013,803)	(434,803)	($4,223,359)

Small Cap Growth Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,882,737	$22,307,544	518,316	$5,400,010
Distributions reinvested	3,567,724	28,506,115	2,721,745	27,571,279
Repurchased	(125,693)	(1,017,329)	(3,439,737)	(36,711,886)
Net increase (decrease)	6,324,768	$49,796,330	(199,676)	($3,740,597)

Small Company Growth Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	178,421	$3,155,787	247,547	$4,960,040
Distributions reinvested	1,123,802	19,408,070	1,096,377	21,478,032
Repurchased	(34,661)	(613,170)	(1,571,180)	(32,614,484)
Net increase (decrease)	1,267,562	$21,950,687	(227,256)	($6,176,412)

Small Company Value Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	50,584	$1,419,180	39,751	$1,392,155
Distributions reinvested	793,818	19,662,879	260,291	8,935,796
Repurchased	(367,069)	(10,834,422)	(673,031)	(23,429,055)
Net increase (decrease)	477,333	$10,247,637	(372,989)	($13,101,104)
Class NAV shares
Sold	40,750	$1,147,599	159,612	$5,522,104
Distributions reinvested	1,953,930	48,340,224	660,886	22,668,395
Repurchased	(455,776)	(12,969,360)	(2,315,854)	(81,988,743)
Net increase (decrease)	1,538,904	$36,518,463	(1,495,356)	($53,798,244)
Total net increase (decrease)	2,016,237	$46,766,100	(1,868,345)	($66,899,348)

Strategic Equity Allocation Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	41,424,902	$510,361,100	82,942,160	$1,131,081,274
Distributions reinvested	29,887,927	372,702,454	18,615,399	250,377,117
Repurchased	(12,488,998)	(159,989,492)	(52,074,774)	(715,234,259)
Net increase	58,823,831	$723,074,062	49,482,785	$666,224,132

FUND SHARE TRANSACTIONS, CONTINUED

Total Return Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares[1]
Sold	63,121	$856,466	960,246	$13,325,363
Distributions reinvested	465,652	6,183,860	729,235	9,980,893
Repurchased	(18,203,497)	(243,749,170)	(6,752,153)	(93,722,833)
Net decrease	(17,674,724)	($236,708,844)	(5,062,672)	($70,416,577)
Class NAV shares
Sold	5,059,969	$67,122,602	62,320,839	$872,348,599
Distributions reinvested	4,478,922	59,264,511	4,907,635	66,977,065
Repurchased	(9,583,853)	(127,816,262)	(88,040,262)	(1,223,257,021)
Net decrease	(44,962)	($1,429,149)	(20,811,788)	($283,931,357)
Total net decrease	(17,719,686)	($238,137,993)	(25,874,460)	($354,347,934)

[1]	Class 1 shares liquidated on 10-16-15.

U.S. High Yield Bond Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	518,288	$5,438,338	1,067,901	$12,539,683
Distributions reinvested	283,094	2,990,587	790,353	9,175,996
Repurchased	(1,352,960)	(14,331,377)	(1,691,123)	(20,000,136)
Net increase (decrease)	(551,578)	($5,902,452)	167,131	$1,715,543
Class NAV shares
Sold	91,408	$981,408	537,567	$6,422,731
Distributions reinvested	841,998	8,889,396	2,705,713	31,430,019
Repurchased	(3,044,047)	(33,019,145)	(11,003,650)	(132,947,871)
Net decrease	(2,110,641)	($23,148,341)	(7,760,370)	($95,095,121)
Total net decrease	(2,662,219)	($29,050,793)	(7,593,239)	($93,379,578)

Value Fund	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,930,953	$20,746,473	633,671	$7,673,551
Distributions reinvested	3,147,722	31,823,474	2,499,559	30,294,650
Repurchased	(156,007)	(1,528,934)	(4,011,639)	(50,011,592)
Net increase (decrease)	4,922,668	$51,041,013	(878,409)	($12,043,391)

Affiliates of the Trust owned shares of beneficial interest in the following funds on February 29, 2016:

Fund	Class	% of Class
Fundamental Global Franchise Fund	Class A	100%
Lifestyle II Balanced Portfolio	Class R6	75%
Lifestyle II Conservative Portfolio	Class R6	31%
Lifestyle II Growth Portfolio	Class R6	11%

For funds with Class NAV and Class 1, affiliates of the Trust owned 100% of the shares of beneficial interest of these classes.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, are aggregated below for the six months ended February 29, 2016. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended February 29, 2016:

	Purchases		Sales and Maturities
Fund	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Active Bond Fund	$436,042,446	$287,340,055	$353,448,440	$345,827,869
All Cap Core Fund	—	770,960,715	—	825,846,570
Alpha Opportunities Fund	—	815,365,822	—	903,547,749
Asia Total Return Bond Fund	—	114,469,107	26,272,656	92,591,136
Capital Appreciation Fund	—	300,539,133	—	427,176,831
Capital Appreciation Value Fund	—	552,286,573	—	677,560,366
Core Bond Fund	2,878,950,727	1,532,269,988	2,616,988,047	1,850,962,131
Fundamental Global Franchise Fund	—	94,967,484	—	116,547,374
Global Bond Fund	12,622,887	144,113,954	23,434,652	214,424,674
Global Real Estate Fund	—	136,474,967	—	210,990,347
Health Sciences Fund	—	63,283,774	—	176,921,436
High Yield Fund	—	156,641,824	—	218,975,232
International Growth Opportunties Fund	—	82,174,545	—	97,460,856
International Growth Stock Fund	—	70,211,186	—	74,368,377
International Small Cap Fund	—	120,622,424	—	116,831,150
International Value Fund	—	203,454,991	—	161,147,765
Investment Quality Bond Fund	15,964,058	203,469,044	16,019,828	121,674,648
Lifestyle II Aggressive	—	32,444,680	—	2,249,662
Lifestyle II Balanced	—	114,152,766	—	13,682,388
Lifestyle II Conservative	—	26,593,721	—	2,849,869
Lifestyle II Growth	—	75,059,912	—	9,394,686
Lifestyle II Moderate	—	20,499,658	—	1,483,580
Mid Cap Stock Fund	—	669,461,918	—	617,325,104

PURCHASE AND SALE OF SECURITIES, CONTINUED

	Purchases		Sales and Maturities
Fund	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Mid Value Fund	—	$294,027,742	—	$319,827,339
Real Estate Equity Fund		13,402,540	—	34,445,691
Real Estate Securities Fund	—	349,724,156	—	365,920,423
Real Return Bond Fund	$285,293,188	48,025,340	$155,108,100	64,858,242
Science & Technology Fund	—	443,996,989	—	557,449,665
Short Term Government Income Fund	11,968,879	37,573,523	15,384,916	34,663,070
Small Cap Growth Fund	—	112,026,195	—	93,218,955
Small Company Growth Fund	—	49,670,389	—	43,232,319
Small Company Value Fund	—	47,792,596	—	61,808,117
Strategic Equity Allocation Fund	—	1,863,475,726	—	1,472,621,818
Total Return Fund	125,014,112	151,357,125	170,763,285	456,300,158
U.S. High Yield Bond Fund		44,368,680	—	$87,395,155
Value Fund	—	80,124,193	—	55,781,176

8.  INDUSTRY OR SECTOR RISK Certain funds generally invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

9.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the funds’ net assets:

FUND
Active Bond Fund	84.8%
All Cap Core Fund	100.0%
Alpha Opportunities Fund	100.0%
Asia Pacific Total Return Bond Fund	100.0%
Capital Appreciation Fund	59.7%
Capital Appreciation Value Fund	99.7%
Core Bond Fund	48.9%
Fundamental Global Franchise Fund	99.7%
Global Bond Fund	88.3%
Global Real Estate Fund	75.5%
Health Sciences Fund	100.0%
High Yield Fund	34.2%
International Growth Opportunities Fund	100.0%
International Growth Stock Fund	96.3%
International Small Cap Fund	80.6%
International Value Fund	68.4%
Investment Quality Bond Fund	87.3%
Mid Cap Stock Fund	77.5%
Mid Value Fund	100.0%
Real Estate Equity Fund	100.0%
Real Return Bond Fund	87.8%
Science & Technology Fund	100.0%
Short Term Government Income Fund	100.0%
Small Cap Growth Fund	100.0%
Small Company Growth Fund	100.0%
Small Company Value Fund	71.2%
Strategic Equity Allocation Fund	100.0%
Total Return Fund	100.0%
U.S. High Yield Bond Fund	74.7%
Value Fund	100.0%

10.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS John Hancock Lifestyle II Portfolios (the portfolios) invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. At February 29, 2016, the portfolios did not hold 5% or more of the net assets of any underlying fund’s net assets.

Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle II Aggressive Portfolio
Strategic Equity Allocation	2,344,456	1,732,923	(44,051)	4,033,328	$722,495	$1,889,894	($77,942)	$46,544,610
Lifestyle II Balanced Portfolio
Strategic Equity Allocation	4,545,950	3,764,184	(245,170)	8,064,964	$1,476,527	$3,862,283	($331,038)	$93,069,687
Lifestyle II Conservative Portfolio
Strategic Equity Allocation	334,338	386,595	(53,285)	667,648	$96,588	$252,653	($51,212)	$7,704,661
Lifestyle II Growth Portfolio
Strategic Equity Allocation	4,984,490	3,205,235	(216,869)	7,972,856	$1,400,167	$3,662,542	($415,013)	$92,006,755
Lifestyle II Moderate Portfolio
Strategic Equity Allocation	920,446	503,699	(6,402)	1,417,743	$250,730	$655,857	($4,752)	$16,360,751

11.  INTERFUND TRADING The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the

INTERFUND TRADING, CONTINUED

procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2016, the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Fund	Purchases	Sales
Active Bond Fund	—	$24,543,205
Capital Appreciation Value Fund	$3,529,997	1,569,004
Global Bond Fund	4,929,258	1,911,672
Health Sciences Fund	41,409	—
International Small Cap Fund	606,866	—
Mid Value Fund	—	552,603
Real Estate Equity Fund	49,160	—
Real Return Bond Fund	133,244,525	1,223,073
Small Company Growth Fund	2,072,286	35
Small Company Value Fund	—	2,122,230
Total Return Fund	15,499,910	58,477,785
U.S. High Yield Bond Fund	318,127	1,634,045
Value Fund	360,914	—

12.  DIRECT PLACEMENT SECURITIES The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at February 29, 2016.

Fund	Issuer, Description	Original Acquisition Date	Acquisition Cost	Beginning share/par amount	Ending Share/Par Amount	Value as a Percentage of Fund’s Net Assets		Value as of 2-29-16
Alpha Opportunities Fund	Birst, Inc., Series F	3/3/2015	$635,169	108,745	108,745	0.0	%*	$496,965
Alpha Opportunities Fund	Cloudera, Inc., Series F	2/5/2014	421,963	28,981	28,981	0.0	%*	504,269
Alpha Opportunities Fund	DocuSign, Inc., Series B	2/28/2014	21,498	1,637	1,637	0.0	%*	23,933
Alpha Opportunities Fund	DocuSign, Inc., Series B1	3/3/2014	6,448	491	491	0.0	%*	7,178
Alpha Opportunities Fund	DocuSign, Inc., Series D	3/3/2014	15,457	1,177	1,177	0.0	%*	17,208
Alpha Opportunities Fund	DocuSign, Inc., Series E	2/28/2014	399,606	30,429	30,429	0.0	%*	444,872
Alpha Opportunities Fund	DocuSign, Inc., Series F	4/30/2015	93,919	4,919	4,919	0.0	%*	71,916
Alpha Opportunities Fund	DraftKings, Inc.	12/22/2015	117,343	—	117,343	0.0	%*	117,343
	Bought: $117,343 par
Alpha Opportunities Fund	DraftKings, Inc., Series C	12/4/2014	320,646	178,010	178,010	0.0	%*	364,921
Alpha Opportunities Fund	Dropbox, Inc., Series C	1/28/2014	392,243	20,535	20,535	0.0	%*	261,616
Alpha Opportunities Fund	Essence Group Holdings Corp.	5/1/2014	604,000	381,964	381,964		0.1%	748,649
Alpha Opportunities Fund	Forward Venture	11/20/2014	1,013,632	32,560	32,560		0.1%	1,197,231
Alpha Opportunities Fund	Jand, Inc., Class A	4/23/2015	93,697	8,158	8,158	0.0	%*	79,622
Alpha Opportunities Fund	Jand, Inc., Series D	4/23/2015	209,239	18,218	18,218	0.0	%*	177,808
Alpha Opportunities Fund	Lithium Technology Corp.	8/18/2014	1,412,899	289,885	289,885		0.1%	1,203,023
Alpha Opportunities Fund	Lookout, Inc., Series F	7/31/2014	583,926	51,118	51,118	0.0	%*	403,321
Alpha Opportunities Fund	MarkLogic Corp., Series F	4/27/2015	861,146	74,146	74,146		0.1%	739,977
Alpha Opportunities Fund	Nutanix, Inc.	8/25/2014	938,478	70,054	70,054		0.1%	853,258
Alpha Opportunities Fund	Pinterest, Inc., Series G	3/16/2015	2,800,636	78,022	78,022		0.2%	2,520,891
Alpha Opportunities Fund	Redfin Corp.	12/15/2014	588,010	178,309	178,309	0.0	%*	511,747
Alpha Opportunities Fund	The Honest Company, Inc. (Common)	8/20/2014	225,387	8,330	8,330	0.0	%*	349,610
Alpha Opportunities Fund	The Honest Company, Inc. (Preferred)	8/20/2014	525,913	19,437	19,437		0.1%	815,771
Alpha Opportunities Fund	Uber Technologies, Inc.	6/5/2014	4,229,225	277,136	277,136		0.8%	11,894,677
Alpha Opportunities Fund	Veracode, Inc.	8/26/2014	752,670	40,760	40,760		0.1%	836,803
Alpha Opportunities Fund	WeWork Companies, Inc., Class A	12/8/2014	98,925	5,941	5,941	0.0	%*	268,373
Alpha Opportunities Fund	WeWork Companies, Inc., Series D1	12/8/2014	491,659	29,527	29,527		0.1%	1,333,824
Alpha Opportunities Fund	WeWork Companies, Inc., Series D2	12/8/2014	386,307	23,200	23,200		0.1%	1,048,014
Alpha Opportunities Fund	Zuora, Inc., Series F	1/15/2015	901,053	237,163	237,163		0.1%	768,408
								$28,061,228

Health Sciences Fund	Acerta Pharma BV	2/2/2016	$427,805	—	427,805		0.2%	$378,907
	Bought: 427,805 shares
Health Sciences Fund	Acerta Pharma BV, Class B	2/8/2016	146,475	—	4,892,850		0.2%	348,371
	Bought: 4,892,850 shares
Health Sciences Fund	Audentes Therapeutics, Inc., Series C	10/8/2015	99,111	—	14,708	0.0	%*	79,276
	Bought: 14,708 shares
Health Sciences Fund	Corvus Pharmaceuticals	9/16/2015	100,788	—	7,194	0.0	%*	70,573
	Bought: 7,194 shares
Health Sciences Fund	Doximity, Inc.	4/10/2014	307,268	63,738	63,738		0.1%	246,029
Health Sciences Fund	Jand, Inc., Class A	4/23/2015	194,538	16,938	16,938		0.1%	165,315
Health Sciences Fund	Jand, Inc., Series D	4/23/2015	434,397	37,822	37,822		0.2%	369,143
Health Sciences Fund	Ovid Therapeutics, Inc., Series B	8/10/2015	90,597	14,542	14,542	0.0	%*	63,403

DIRECT PLACEMENT SECURITIES, CONTINUED

Fund	Issuer, Description	Original Acquisition Date	Acquisition Cost	Beginning share/par amount	Ending Share/Par Amount	Value as a Percentage of Fund’s Net Assets	Value as of 2-29-16
Health Sciences Fund	RPI International Holdings LP	5/21/2015	$407,462	3,456	3,456	0.2%	$400,558
							$2,121,575

Mid Cap Stock Fund	Birst, Inc., Series F	3/3/2015	$3,734,187	639,317	639,317	0.2%	$2,921,679
Mid Cap Stock Fund	DocuSign, Inc., Series B	3/7/2014	143,642	10,938	10,938	0.0%*	159,914
Mid Cap Stock Fund	DocuSign, Inc., Series B1	3/3/2014	43,022	3,276	3,276	0.0%*	47,895
Mid Cap Stock Fund	DocuSign, Inc., Series D	3/3/2014	103,221	7,860	7,860	0.0%*	114,913
Mid Cap Stock Fund	DocuSign, Inc., Series E	3/3/2014	2,669,489	203,275	203,275	0.2%	2,971,881
Mid Cap Stock Fund	DocuSign, Inc., Series F	4/30/2015	569,452	29,825	29,825	0.0%*	436,042
Mid Cap Stock Fund	DraftKings, Inc.	12/22/2015	803,899	—	803,899	0.1%	803,899
	Bought: $803,899 par
Mid Cap Stock Fund	DraftKings, Inc., Series C	12/4/2014	1,906,210	1,058,252	1,058,252	0.2%	2,169,417
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	4,074,999	2,576,993	2,576,993	0.4%	5,050,906
Mid Cap Stock Fund	Forward Venture	11/20/2014	6,148,632	197,507	197,507	0.5%	7,262,332
Mid Cap Stock Fund	Jand, Inc., Class A	4/23/2015	566,972	49,365	49,365	0.0%*	481,802
Mid Cap Stock Fund	Jand, Inc., Series D	4/23/2015	1,266,036	110,231	110,231	0.1%	1,075,855
Mid Cap Stock Fund	Lithium Technology Corp.	8/18/2014	8,151,755	1,672,498	1,672,498	0.5%	6,940,867
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	3,902,691	341,649	341,649	0.2%	2,695,611
Mid Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	5,035,220	433,540	433,540	0.3%	4,326,729
Mid Cap Stock Fund	Nutanix, Inc.	8/25/2014	3,669,904	273,945	273,945	0.2%	3,336,650
Mid Cap Stock Fund	One Kings Lane, Inc.	1/28/2014	8,167,372	529,764	529,764	0.5%	6,934,611
Mid Cap Stock Fund	Pinterest, Inc., Series G	3/16/2015	4,097,287	114,145	114,145	0.3%	3,688,025
Mid Cap Stock Fund	Redfin Corp.	12/15/2014	3,543,553	1,074,553	1,074,553	0.2%	3,083,967
Mid Cap Stock Fund	The Honest Company, Inc. (Common)	8/20/2014	1,421,591	52,540	52,540	0.2%	2,205,104
Mid Cap Stock Fund	The Honest Company, Inc. (Preferred)	8/20/2014	3,317,036	122,593	122,593	0.4%	5,145,228
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	16,434,339	1,059,388	1,059,388	3.3%	45,468,933
Mid Cap Stock Fund	Veracode, Inc.	8/26/2014	4,702,489	254,658	254,658	0.4%	5,228,129
Mid Cap Stock Fund	WeWork Companies, Inc., Class A	12/8/2014	590,916	35,488	35,488	0.1%	1,603,100
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1	12/8/2014	2,936,898	176,378	176,378	0.6%	7,967,528
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	2,307,551	138,582	138,582	0.5%	6,260,168
Mid Cap Stock Fund	Zuora, Inc., Series F	1/15/2015	5,332,378	1,403,516	1,403,516	0.3%	4,547,392
							$132,928,577

Science & Technology Fund	Airbnb, Inc., Series E	7/14/2015	$1,526,562	16,398	16,398	0.2%	$1,373,906
Science & Technology Fund	Cloudera, Inc., Series F	2/5/2014	665,115	45,681	45,681	0.1%	794,849
Science & Technology Fund	Dell, Inc.	9/27/2012	13,266,240	992,200	992,200	2.1%	15,624,434
Science & Technology Fund	Flipkart Limited	3/19/2015	111,720	980	980	0.0%*	104,546
Science & Technology Fund	Flipkart Limited, Series A	3/19/2015	38,076	334	334	0.0%*	35,631
Science & Technology Fund	Flipkart Limited, Series C	3/19/2015	67,260	590	590	0.0%*	62,941
Science & Technology Fund	Flipkart Limited, Series E	3/19/2015	125,058	1,097	1,097	0.0%*	117,028
Science & Technology Fund	Flipkart Limited, Series G	12/17/2014	778,200	6,498	6,498	0.1%	693,207
Science & Technology Fund	Xiaoju Kuaizhi, Inc.	10/19/2015	460,705	—	16,798	0.1%	436,580
	Bought: 16,798 shares
							$19,243,122

Small Cap Growth Fund	Cloudera, Inc., Series F	2/5/2014	$482,256	33,122	33,122	0.3%	$576,323
Small Cap Growth Fund	DocuSign, Inc., Series B	2/28/2014	16,205	1,234	1,234	0.0%*	18,041
Small Cap Growth Fund	DocuSign, Inc., Series B1	3/3/2014	4,859	370	370	0.0%*	5,409
Small Cap Growth Fund	DocuSign, Inc., Series D	3/3/2014	11,648	887	887	0.0%*	12,968
Small Cap Growth Fund	DocuSign, Inc., Series E	2/28/2014	301,165	22,933	22,933	0.2%	335,280
Small Cap Growth Fund	DocuSign, Inc., Series F	4/30/2015	72,993	3,823	3,823	0.0%*	55,892
Small Cap Growth Fund	DraftKings, Inc., Series D	7/13/2015	252,828	44,990	46,784	0.1%	145,966
Small Cap Growth Fund	DraftKings, Inc., Series D1	8/11/2015	318,988	41,614	41,614	0.1%	168,953
Small Cap Growth Fund	MarkLogic Corp., Series F	4/27/2015	839,997	72,325	72,325	0.4%	721,804
Small Cap Growth Fund	Nutanix, Inc.	8/25/2014	530,100	39,570	39,570	0.3%	481,963
Small Cap Growth Fund	Telogis, Inc. (Common)	9/27/2013	322,695	162,887	162,887	0.2%	291,568
Small Cap Growth Fund	Telogis, Inc. (Preferred)	9/27/2013	488,283	221,826	221,826	0.4%	709,843
Small Cap Growth Fund	The Honest Company, Inc.	8/3/2015	585,435	12,795	12,795	0.3%	537,006
Small Cap Growth Fund	Veracode, Inc.	8/26/2014	562,379	30,455	30,455	0.3%	625,241
Small Cap Growth Fund	Zuora, Inc., Series F	1/15/2015	733,242	192,994	192,994	0.3%	625,301
							$5,311,558

*	Less than 0.05%

13.  OTHER MATTERS The Trust and several of its funds have been named as defendants in an adversary proceeding originally brought by the Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007, and the defendants include the beneficial owners of shares of Tribune Company who received proceeds from the leveraged buy-out. The plaintiff seeks to recover payments of those proceeds as intentionally fraudulent conveyances under the U.S. Bankruptcy Code. The adversary proceeding, which is now captioned Mark S. Kirschner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.). On August 2, 2013 the plaintiff in the FitzSimons action filed a Fifth Amended Complaint that named “JHT 500 Index Trust,” “JHT 500 Index Trust B,” “JHT Equity Income Trust,” “JHT Mid Value Trust,” “JHT Spectrum Income Trust,” “JHT Total Stock Market Index Trust,” and “John Hancock Variable Insurance Trust F/K/A John Hancock Trust (New Income Trust)” as defendants. On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

On March 20, 2016, the Second Circuit issued an opinion affirming the dismissal of the state law constructive fraudulent transfer claims alleged in the Individual Creditor Actions including the Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.) action previously reported. In light of this ruling, pending an unlikely Supreme Court appeal, the Individual Creditor Actions are over and only the FitzSimons action, which alleges an intentional fraudulent conveyance claim against Tribune’s former shareholders, remains.

The potential amount sought to be recovered from the Trust by the plaintiffs in these two actions is unknown, but it includes approximately $2,125,000 representing the proceeds that the portfolios received in the leveraged buy-out, plus an unknown amount of interest and the plaintiffs’ attorney’s fees and expenses. The portfolios cannot predict the outcome of this proceeding. The portfolios are currently assessing the case and have not yet determined the effect, if any, on the portfolios’ net assets and results of operations. If the proceeding were to be decided in a manner adverse to the portfolios, or if the portfolio were to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the portfolios’ net asset value.

John Hancock Funds II
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Management of the trust

Trustees

* Member of the Audit Committee
** Member of the Compliance Committee
*** Member of the Contracts, Legal & Risk Committee
† Non-Independent Trustee

Officers

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock.

601 Congress Street
Boston MA 02210-2805

JHF2SA 2/16
4/16

ITEM 2. CODE OF ETHICS.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)

Fund's investments

Emerging Markets Fund

As of 2-29-16 (unaudited)
	Shares	Value
Common stocks 98.3%		$1,540,039,034
(Cost $1,777,815,498)
Australia 0.0%		253,249
MMG, Ltd. (I)	1,240,000	253,249
Brazil 5.7%		88,406,882
AES Tiete Energia SA	174,399	640,606
Aliansce Shopping Centers SA	62,169	164,110
Alupar Investimento SA	31,500	98,919
Ambev SA	573,200	2,518,023
Ambev SA, ADR	1,240,917	5,385,580
Arezzo Industria e Comercio SA	46,291	205,313
B2W Cia Digital (I)	79,565	228,854
Banco Alfa de Investimento SA	10,300	11,799
Banco Bradesco SA	154,546	895,590
Banco do Brasil SA	278,474	938,984
Banco Santander Brasil SA	22,700	84,513
Banco Santander Brasil SA, ADR (L)	56,605	208,306
BB Seguridade Participacoes SA	318,236	1,911,532
BM&FBovespa SA	1,061,324	3,071,207
BR Malls Participacoes SA	321,913	1,079,043
Brasil Brokers Participacoes SA (I)	176,643	67,744
Braskem SA, ADR (L)	93,576	1,181,865
BRF SA	212,400	2,718,771
BRF SA, ADR (L)	198,233	2,531,435
CCR SA	517,856	1,628,798
Centrais Eletricas Brasileiras SA (I)	91,800	129,851
Centrais Eletricas Brasileiras SA, ADR (I)	74,612	105,949
Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	40,402	97,773
CETIP SA - Mercados Organizados	175,534	1,656,744
Cia Brasileira de Distribuicao, ADR (L)	113,362	1,189,167
Cia de Saneamento Basico do Estado de Sao Paulo	157,292	885,650
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (L)	100,753	561,194
Cia de Saneamento de Minas Gerais-COPASA	57,300	210,190
Cia Energetica de Minas Gerais	54,904	80,670
Cia Energetica de Minas Gerais, ADR (L)	423,864	635,796
Cia Hering	222,100	732,304
Cia Paranaense de Energia	17,200	66,306
Cia Paranaense de Energia, ADR (L)	60,170	345,978
Cia Siderurgica Nacional SA	502,376	650,560
Cia Siderurgica Nacional SA, ADR (L)	259,126	339,455
Cielo SA	342,459	2,644,632
Cosan Logistica SA	111,000	17,691
Cosan SA Industria e Comercio	83,400	555,578
CPFL Energia SA (I)	120,520	501,223
CPFL Energia SA, ADR (I)(L)	18,039	151,528

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       1

	Shares	Value
Brazil (continued)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	284,395	$580,752
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	4,550
Dimed SA Distribuidora da Medicamentos	300	21,292
Direcional Engenharia SA	115,025	136,063
Duratex SA	292,306	442,585
EcoRodovias Infraestrutura e Logistica SA	228,616	257,336
EDP - Energias do Brasil SA	275,072	872,027
Embraer SA	61,306	461,068
Embraer SA, ADR	68,506	2,053,125
Equatorial Energia SA	186,437	1,777,757
Estacio Participacoes SA	210,430	668,672
Eternit SA	148,398	66,521
Even Construtora e Incorporadora SA	295,800	334,433
Ez Tec Empreendimentos e Participacoes SA	67,009	223,611
Fibria Celulose SA, ADR (L)	171,816	1,859,049
Fleury SA	47,600	193,219
Gafisa SA (I)	286,522	189,799
Gafisa SA, ADR (I)(L)	74,154	94,176
Gerdau SA	105,528	72,532
Gerdau SA, ADR	647,018	569,376
Gol Linhas Aereas Inteligentes SA, ADR (I)	853	4,930
Grendene SA	75,801	310,902
Guararapes Confeccoes SA	7,494	77,654
Helbor Empreendimentos SA	106,960	42,352
Hypermarcas SA (I)	153,632	964,134
Iguatemi Empresa de Shopping Centers SA	54,100	295,050
International Meal Company Alimentacao SA (I)	43,300	44,965
Iochpe Maxion SA	98,076	230,563
Itau Unibanco Holding SA	147,577	834,624
Itau Unibanco Holding SA, ADR	135,046	850,790
JBS SA	758,639	2,153,748
JHSF Participacoes SA (I)	127,200	36,745
Joao Fortes Engenharia SA (I)	675	252
JSL SA	70,300	115,546
Kepler Weber SA	11,400	34,522
Klabin SA	224,245	1,200,649
Kroton Educacional SA	795,681	1,975,555
Light SA	78,903	159,160
Linx SA	6,600	76,428
Localiza Rent a Car SA	192,718	1,103,357
Log-in Logistica Intermodal SA (I)	65,400	14,007
Lojas Americanas SA	143,575	429,415
Lojas Renner SA	578,750	2,594,290
LPS Brasil Consultoria de Imoveis SA	46,600	28,432
M Dias Branco SA	24,729	390,683
Magnesita Refratarios SA (I)	56,510	216,440
Mahle-Metal Leve SA	46,200	286,481

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       2

	Shares	Value
Brazil (continued)
Marfrig Global Foods SA (I)	408,330	$635,545
Marisa Lojas SA	53,540	83,466
Mills Estruturas e Servicos de Engenharia SA (I)	81,217	47,328
Minerva SA (I)	146,200	429,984
MRV Engenharia e Participacoes SA	387,304	1,022,381
Multiplan Empreendimentos Imobiliarios SA	31,144	364,602
Multiplus SA	65,097	431,219
Natura Cosmeticos SA	153,935	1,018,937
Odontoprev SA	295,670	747,357
Oi SA (I)	133,181	41,790
Oi SA, ADR (I)	244	366
Paranapanema SA (I)	216,600	86,844
Petroleo Brasileiro SA (I)	65,083	119,127
Petroleo Brasileiro SA, ADR (I)	676,971	1,712,737
Petroleo Brasileiro SA, ADR (I)(L)	534,505	1,924,218
Porto Seguro SA	80,161	471,717
QGEP Participacoes SA	93,000	97,040
Qualicorp SA	222,657	714,179
Raia Drogasil SA	124,576	1,427,386
Restoque Comercio e Confeccoes de Roupas SA (I)	104,397	181,987
Rodobens Negocios Imobiliarios SA	40,800	43,589
Rumo Logistica Operadora Multimodal SA (I)	78,544	51,443
Santos Brasil Participacoes SA	55,608	200,660
Sao Carlos Empreendimentos e Participacoes SA	41,200	185,503
Sao Martinho SA	56,700	688,638
SLC Agricola SA	77,400	354,661
Smiles SA	48,700	353,163
Sonae Sierra Brasil SA	28,236	103,717
Springs Global Participacoes SA (I)	9,997	6,000
Sul America SA	276,288	1,104,313
Technos SA	13,800	9,657
Tecnisa SA	81,200	51,160
Tegma Gestao Logistica	29,178	28,847
Telefonica Brasil SA, ADR	47,418	454,264
Tereos Internacional SA (I)	190	2,650
Tim Participacoes SA	206,600	357,577
Tim Participacoes SA, ADR	76,789	671,136
TOTVS SA	154,857	1,214,776
TPI - Triunfo Participacoes e Investimentos SA	53,990	59,159
Tractebel Energia SA	81,935	720,276
Transmissora Alianca de Energia Eletrica SA	113,511	533,132
Ultrapar Participacoes SA	80,702	1,263,120
Ultrapar Participacoes SA, ADR	195,658	3,050,308
Usinas Siderurgicas de Minas Gerais SA	62,544	53,891
Vale SA	93,300	274,402
Vale SA, ADR (L)	194,730	572,506
Vale SA, ADR, A Shares	95,351	205,005

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       3

	Shares	Value
Brazil (continued)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	107,854	$1,054,756
Vanguarda Agro SA (I)	6,543	8,962
WEG SA	210,840	692,553
Chile 1.7%		25,812,483
AES Gener SA	1,330,178	589,731
Aguas Andinas SA, Class A	1,696,184	876,338
Banco de Chile, ADR (L)	9,043	550,357
Banco de Credito e Inversiones	26,190	1,052,099
Banco Santander Chile	10,835,187	467,559
Banco Santander Chile, ADR (L)	39,418	677,595
Banmedica SA	47,455	69,830
Besalco SA	274,576	88,518
CAP SA	74,258	179,595
Cementos BIO BIO SA	2,795	2,025
Cencosud SA	367,267	796,180
Cencosud SA, ADR (L)	17,083	112,235
Cia Cervecerias Unidas SA	44,820	440,592
Cia Cervecerias Unidas SA, ADR	16,433	320,608
Cia Sud Americana de Vapores SA (I)	14,432,090	284,349
Cintac SA	78,352	9,782
Colbun SA	3,181,585	808,223
Corpbanca SA	110,253,426	893,676
Corpbanca SA, ADR	13,087	160,316
Cristalerias de Chile SA	62,943	419,946
E.CL SA	460,179	696,487
Embotelladora Andina SA, ADR, Series A	300	4,590
Embotelladora Andina SA, ADR, Series B	6,027	106,618
Empresa Nacional de Electricidad SA	904,720	1,194,422
Empresa Nacional de Electricidad SA, ADR (L)	15,340	609,151
Empresa Nacional de Telecomunicaciones SA	131,137	1,102,709
Empresas AquaChile SA (I)	57,292	19,765
Empresas CMPC SA	422,024	956,958
Empresas COPEC SA	81,222	682,055
Empresas Hites SA	44,774	14,176
Empresas La Polar SA (I)	55,116	2,776
Endesa Americas SA (I)	904,720	8,880
Enersis Americas SA (I)	601,874	535
Enersis Americas SA	601,874	151,769
Enersis Americas SA, ADR	244,430	3,089,595
Forus SA	76,921	187,667
Gasco SA	190,669	1,379,159
Grupo Security SA	593,749	158,393
Inversiones Aguas Metropolitanas SA	563,601	834,040
Inversiones La Construccion SA	20,774	231,933
Latam Airlines Group SA (I)	46,383	263,102
Latam Airlines Group SA, ADR (I)(L)	174,260	995,025
Masisa SA	2,624,890	66,745

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       4

	Shares	Value
Chile (continued)
Molibdenos y Metales SA (I)	7,542	$43,295
Multiexport Foods SA	72,522	9,528
Parque Arauco SA	415,004	685,040
PAZ Corp. SA	115,321	63,713
Ripley Corp. SA	790,262	323,081
SACI Falabella	94,655	607,380
Salfacorp SA	66,565	36,267
Sigdo Koppers SA	190,206	226,434
Sociedad Matriz SAAM SA	7,272,450	469,597
Sociedad Quimica y Minera de Chile SA, ADR (L)	31,695	560,685
Socovesa SA	610,504	109,225
Sonda SA	341,600	583,196
Tech Pack SA (I)	91,088	29,412
Vina Concha y Toro SA	291,449	487,226
Vina Concha y Toro SA, ADR	311	10,344
Vina San Pedro Tarapaca SA (I)	1,230,545	11,956
China 9.6%		150,911,170
361 Degrees International, Ltd.	328,000	92,819
AAC Technologies Holdings, Inc.	258,000	1,788,169
Agile Property Holdings, Ltd.	1,073,250	495,151
Agricultural Bank of China, Ltd., H Shares	4,924,000	1,618,652
Air China, Ltd., H Shares	470,000	279,043
Aluminum Corp. of China, Ltd., ADR (I)	22,376	194,224
Angang Steel Company, Ltd., H Shares (L)	416,000	169,512
Anhui Conch Cement Company, Ltd., H Shares	209,000	420,359
Anhui Expressway Company, Ltd., H Shares	258,000	199,275
Anhui Tianda Oil Pipe Company, Ltd., H Shares	97,000	22,095
ANTA Sports Products, Ltd.	398,000	899,495
Anton Oilfield Services Group (I)(L)	588,000	55,003
Asia Cement China Holdings Corp.	348,000	70,594
Asia Plastic Recycling Holding, Ltd.	99,269	54,644
AVIC International Holdings, Ltd., H Shares	140,000	59,932
AviChina Industry & Technology Company, Ltd., H Shares	489,000	333,506
Bank of China, Ltd., H Shares	16,307,075	6,120,361
Bank of Chongqing Company, Ltd., H Shares	136,500	108,459
Bank of Communications Company, Ltd., H Shares	1,214,858	694,119
Baoxin Auto Group, Ltd.	371,000	232,876
Baoye Group Company, Ltd., H Shares	180,000	104,272
BBMG Corp., H Shares	325,000	181,700
Beijing Capital International Airport Company, Ltd., H Shares	282,415	245,647
Beijing Capital Land, Ltd., H Shares	572,000	202,925
Beijing Jingneng Clean Energy Company, Ltd., H Shares	458,000	131,108
Beijing North Star Company, H Shares	328,000	90,247
Belle International Holdings, Ltd.	2,263,000	1,473,565
Besunyen Holdings Company, Ltd.	126,000	13,444
Billion Industrial Holdings, Ltd.	12,000	6,461
Biostime International Holdings, Ltd. (L)	123,500	387,283

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       5

	Shares	Value
China (continued)
Bloomage BioTechnology Corp., Ltd. (L)	72,500	$148,570
Boer Power Holdings, Ltd.	135,000	215,678
Bolina Holding Company, Ltd. (L)	142,000	32,512
Boyaa Interactive International, Ltd.	72,000	22,216
BYD Company, Ltd., H Shares (I)(L)	36,500	180,973
BYD Electronic International Company, Ltd. (I)	359,983	202,326
C.banner International Holdings, Ltd. (I)	167,000	61,230
Cabbeen Fashion, Ltd.	106,000	55,333
Central China Real Estate, Ltd.	522,538	92,070
Changshouhua Food Company, Ltd.	169,000	76,276
Chaowei Power Holdings, Ltd. (I)	134,000	69,071
Chigo Holding, Ltd. (I)	1,536,000	19,966
China Animal Healthcare, Ltd. (I)	182,000	12,168
China Aoyuan Property Group, Ltd.	1,008,000	184,003
China Automation Group, Ltd. (I)	117,000	11,314
China BlueChemical, Ltd., H Shares	1,100,000	243,332
China Child Care Corp., Ltd.	339,000	27,929
China CITIC Bank Corp., Ltd., H Shares (I)	1,745,962	963,868
China Coal Energy Company, Ltd., H Shares (L)	607,000	202,799
China Communications Construction Company, Ltd., H Shares	730,202	655,359
China Communications Services Corp., Ltd., H Shares	1,179,200	474,431
China Conch Venture Holdings, Ltd.	190,500	297,478
China Construction Bank Corp., H Shares	25,467,000	14,881,614
China COSCO Holdings Company, Ltd., H Shares (I)	223,500	76,404
China Datang Corp. Renewable Power Company, Ltd., H Shares (I)	1,649,000	177,900
China Dongxiang Group Company	1,000,000	215,982
China Dredging Environment Protection Holdings, Ltd. (I)	184,000	31,977
China Eastern Airlines Corp., Ltd., H Shares (I)	592,000	277,838
China Everbright Bank Company, Ltd., H Shares	895,000	355,495
China Financial Services Holdings, Ltd.	94,000	6,407
China Galaxy Securities Company, Ltd., H Shares	1,111,000	780,777
China Great Star International, Ltd. (I)(L)	64,029	104,376
China Harmony New Energy Auto Holding, Ltd.	345,000	188,464
China Hongqiao Group, Ltd. (L)	801,000	453,017
China Huishan Dairy Holdings Company, Ltd. (L)	395,000	148,283
China Huiyuan Juice Group, Ltd. (I)	423,500	167,729
China International Marine Containers Group Company, Ltd., H Shares	67,500	96,734
China ITS Holdings Company, Ltd. (I)	344,000	25,239
China Lesso Group Holdings, Ltd.	567,000	322,714
China Life Insurance Company, Ltd., ADR (L)	88,248	962,786
China Life Insurance Company, Ltd., H Shares	204,000	444,536
China Lilang, Ltd.	260,000	158,170
China Longyuan Power Group Corp., H Shares	1,070,000	585,223
China Machinery Engineering Corp., H Shares	114,000	83,508
China Medical System Holdings, Ltd.	481,800	607,072
China Mengniu Dairy Company, Ltd.	426,000	612,031
China Merchants Bank Company, Ltd., H Shares	942,961	1,761,825

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       6

	Shares	Value
China (continued)
China Minsheng Banking Corp., Ltd., H Shares	1,194,200	$979,667
China Modern Dairy Holdings, Ltd.	856,000	168,414
China Molybdenum Company, Ltd., H Shares	258,000	41,149
China National Building Material Company, Ltd., H Shares	2,412,000	1,068,954
China National Materials Company, Ltd., H Shares	754,000	133,654
China Oilfield Services, Ltd., H Shares	516,000	377,730
China Pacific Insurance Group Company, Ltd., H Shares	260,600	843,695
China Petroleum & Chemical Corp., ADR	54,307	3,088,439
China Pioneer Pharma Holdings, Ltd.	186,000	40,566
China Railway Construction Corp., H Shares	319,335	302,260
China Railway Group, Ltd., H Shares	465,000	293,411
China Rare Earth Holdings, Ltd. (I)	1,018,800	72,078
China Sanjiang Fine Chemicals Company, Ltd. (I)	360,000	46,799
China SCE Property Holdings, Ltd.	412,000	82,581
China Shanshui Cement Group, Ltd. (I)	1,080,000	436,690
China Shengmu Organic Milk, Ltd. (I)(S)	334,000	70,818
China Shenhua Energy Company, Ltd., H Shares	351,000	492,738
China Shineway Pharmaceutical Group, Ltd.	143,000	168,712
China Shipping Container Lines Company, Ltd., H Shares (I)	428,850	82,646
China Shipping Development Company, Ltd., H Shares	420,000	247,752
China Silver Group, Ltd. (L)	124,000	28,849
China Southern Airlines Company, Ltd., H Shares	728,000	408,520
China Suntien Green Energy Corp., Ltd., H Shares	855,000	100,824
China Taifeng Beddings Holdings, Ltd. (I)	46,000	6,387
China Telecom Corp., Ltd., ADR (L)	5,800	282,576
China Telecom Corp., Ltd., H Shares	2,100,000	1,006,596
China Tian Lun Gas Holdings, Ltd. (I)(L)	84,000	64,891
China Vanke Company, Ltd., H Shares	329,600	742,250
China Yongda Automobiles Services Holdings, Ltd.	59,500	32,416
China Yurun Food Group, Ltd. (I)(L)	894,000	134,561
China ZhengTong Auto Services Holdings, Ltd.	513,500	179,428
China Zhongwang Holdings, Ltd.	920,600	408,983
Chinasoft International, Ltd. (I)	324,000	107,887
Chongqing Iron & Steel Company, Ltd., H Shares (I)	156,000	18,243
Chongqing Machinery & Electric Company, Ltd., H Shares	754,000	83,371
Chongqing Rural Commercial Bank, H Shares	995,000	466,590
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. (I)	165,000	21,413
CIFI Holdings Group Company, Ltd	696,000	139,558
CITIC Securities Company, Ltd., H Shares	791,500	1,522,164
CNOOC, Ltd.	5,252,000	5,470,956
CNOOC, Ltd., ADR (L)	21,903	2,302,005
Coland Holdings, Ltd.	34,000	53,911
Comtec Solar Systems Group, Ltd. (I)	362,000	32,561
Coolpad Group, Ltd. (I)	1,056,000	156,128
Country Garden Holdings Company, Ltd.	3,169,293	1,152,884
CPMC Holdings, Ltd.	144,000	74,095
CRRC Corp., Ltd., H Shares	95,000	86,619

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       7

	Shares	Value
China (continued)
CSPC Pharmaceutical Group, Ltd.	774,000	$615,847
CSSC Offshore and Marine Engineering Group Company, Ltd., H Shares (I)	24,000	32,750
CT Environmental Group, Ltd.	916,000	256,650
Da Ming International Holdings, Ltd.	50,000	11,875
Dalian Port PDA Company, Ltd., H Shares	192,621	70,801
Daphne International Holdings, Ltd. (I)	808,000	99,749
Datang International Power Generation Company, Ltd., H Shares	776,000	202,411
Dongfang Electric Corp., Ltd., H Shares	108,400	80,925
Dongfeng Motor Group Company, Ltd., H Shares	374,000	435,979
Dongjiang Environmental Company, Ltd., H Shares	17,500	22,423
Dongyue Group, Ltd.	860,000	133,778
ENN Energy Holdings, Ltd.	324,000	1,479,912
Evergrande Real Estate Group, Ltd.	3,427,566	2,236,852
Fantasia Holdings Group Company, Ltd. (L)	640,500	67,530
Fosun International, Ltd.	336,693	432,048
Fu Shou Yuan International Group, Ltd.	114,000	86,986
Fufeng Group, Ltd. (L)	510,000	163,309
Fuguiniao Company, Ltd.	164,000	80,559
Future Land Development Holdings, Ltd.	588,000	70,298
Geely Automobile Holdings, Ltd.	1,610,000	596,050
Golden Eagle Retail Group, Ltd. (L)	287,000	331,759
Goldpac Group, Ltd.	91,000	27,364
GOME Electrical Appliances Holdings, Ltd.	3,669,000	486,012
Goodbaby International Holdings, Ltd. (I)	172,000	74,347
Great Wall Motor Company, Ltd., H Shares	979,500	703,300
Greatview Aseptic Packaging Company, Ltd.	306,000	127,151
Green Seal Holding, Ltd.	6,000	21,501
Greenland Hong Kong Holdings, Ltd. (I)	373,250	101,202
Greentown China Holdings, Ltd. (I)	350,500	280,086
Guangdong Yueyun Transportation Company, Ltd., H Shares	41,000	25,297
Guangshen Railway Company, Ltd., ADR	33,301	738,616
Guangzhou Automobile Group Company, Ltd., H Shares	124,857	107,854
Guangzhou Baiyunshan Pharmaceutical Company, Ltd., H Shares	14,000	29,126
Guangzhou R&F Properties Company, Ltd., H Shares	507,399	598,633
Guodian Technology & Environment Group Corp., Ltd., H Shares (I)	501,000	33,475
Haitian International Holdings, Ltd.	214,000	285,425
Haitong Securities Company, Ltd., H Shares	550,400	800,222
Harbin Electric Company, Ltd., H Shares	424,000	143,251
HC International, Inc. (I)	92,000	50,348
Hengan International Group Company, Ltd.	200,000	1,584,472
Hengshi Mining Investments, Ltd. (I)	11,081,000	1,694,707
Hidili Industry International Development, Ltd. (I)	303,000	6,584
Hilong Holding, Ltd. (L)	367,000	43,863
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	88,000	30,345
HL Technology Group, Ltd. (I)	64,000	15,879
HNA Infrastructure Company, Ltd., H Shares	86,000	92,870
Honghua Group, Ltd. (I)(L)	1,149,000	59,679

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       8

	Shares	Value
China (continued)
Hopefluent Group Holdings, Ltd.	16,000	$3,846
HOSA International, Ltd.	266,000	94,427
Huadian Fuxin Energy Corp., Ltd., H Shares	988,000	177,551
Huadian Power International Corp., H Shares	558,000	302,778
Huaneng Power International, Inc., ADR	4,400	139,084
Huaneng Power International, Inc., H Shares	718,000	563,041
Huaneng Renewables Corp., Ltd., H Shares	1,794,000	414,751
Huishang Bank Corp., Ltd., H Shares	213,000	93,372
Hydoo International Holding, Ltd.	216,000	26,101
Industrial & Commercial Bank of China, Ltd., H Shares	19,315,000	9,554,718
Inner Mongolia Yitai Coal Company, H Shares	932,700	514,729
Intime Retail Group Company, Ltd.	289,000	225,438
Jiangnan Group, Ltd.	714,000	89,910
Jiangsu Expressway Company, Ltd., H Shares	368,000	432,619
Jiangxi Copper Company, Ltd., H Shares	428,000	446,321
Kaisa Group Holdings, Ltd. (I)(L)	1,089,000	218,415
Kasen International Holdings, Ltd. (I)	240,000	32,375
Kingdee International Software Group Company, Ltd.	234,000	77,248
KWG Property Holding, Ltd.	625,012	367,913
Labixiaoxin Snacks Group, Ltd. (I)	121,000	11,974
Lenovo Group, Ltd.	2,084,000	1,736,711
Leoch International Technology, Ltd.	118,000	8,950
Leyou Technologies Holdings, Ltd. (I)(L)	855,000	92,339
Lianhua Supermarket Holdings Company, Ltd., H Shares (I)	195,200	59,320
Lifetech Scientific Corp. (I)	768,000	121,597
Lingbao Gold Company, Ltd., H Shares (I)	120,000	22,714
Livzon Pharmaceutical Group, Inc., H Shares	9,420	39,385
Logan Property Holdings Company, Ltd.	422,000	125,389
Longfor Properties Company, Ltd.	639,000	784,314
Lonking Holdings, Ltd.	1,240,000	159,321
Maanshan Iron & Steel Company, Ltd., H Shares (I)(L)	574,000	100,333
Maoye International Holdings, Ltd.	866,000	89,159
Metallurgical Corp. of China, Ltd., H Shares	489,000	107,477
Microport Scientific Corp. (I)	131,000	52,521
Minth Group, Ltd.	134,000	242,103
New China Life Insurance Company, Ltd., H Shares	138,900	401,899
NVC Lighting Holdings, Ltd. (I)	985,000	100,184
Pacific Online, Ltd.	283,000	73,169
Parkson Retail Group, Ltd.	591,500	69,997
Peak Sport Products Company, Ltd.	401,000	92,143
PetroChina Company, Ltd., ADR (L)	22,705	1,488,086
PetroChina Company, Ltd., H Shares	2,132,000	1,373,142
Phoenix Healthcare Group Company, Ltd.	80,000	70,928
PICC Property & Casualty Company, Ltd., H Shares	1,298,596	1,960,795
Ping An Insurance Group Company of China, Ltd., H Shares	1,377,000	5,827,205
Powerlong Real Estate Holdings, Ltd.	620,000	104,365
PW Medtech Group, Ltd. (I)	261,000	54,795

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       9

	Shares	Value
China (continued)
Qinhuangdao Port Company, Ltd. (I)	103,500	$43,374
Qunxing Paper Holdings Company, Ltd. (I)	969,268	257,207
Redco Properties Group, Ltd. (S)	102,000	76,858
Renhe Commercial Holdings Company, Ltd. (I)	8,826,000	357,268
Sany Heavy Equipment International Holdings Company, Ltd. (I)	609,000	124,435
Semiconductor Manufacturing International Corp., ADR (I)	164,905	681,058
Semiconductor Manufacturing International Corp. (I)	2,621,000	216,657
Shandong Chenming Paper Holdings, Ltd., H Shares	121,084	84,809
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	272,000	174,908
Shandong Xinhua Pharmaceutical Company, Ltd., H Shares	40,000	19,575
Shanghai Electric Group Company, Ltd., H Shares	186,000	79,532
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	42,000	97,439
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	274,000	103,179
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	113,200	203,415
Shanghai Prime Machinery Company, Ltd., H Shares	288,000	41,824
Shengli Oil & Gas Pipe Holdings, Ltd. (I)	450,000	18,200
Shenguan Holdings Group, Ltd.	740,000	74,197
Shenzhen Expressway Company, Ltd., H Shares	318,000	238,172
Shenzhou International Group Holdings, Ltd.	175,000	895,909
Shui On Land, Ltd.	2,058,567	515,810
Shunfeng International Clean Energy, Ltd. (I)	568,000	93,541
Sichuan Expressway Company, Ltd., H Shares	400,000	119,299
Sihuan Pharmaceutical Holdings Group, Ltd.	1,968,000	503,509
Silergy Corp.	6,000	77,731
Sino-Ocean Land Holdings, Ltd.	1,112,181	485,900
SinoMedia Holding, Ltd.	133,000	30,597
Sinopec Engineering Group Company, Ltd., H Shares	470,000	339,644
Sinopec Oilfield Service Corp., H Shares (I)	506,000	108,057
Sinopec Shanghai Petrochemical Company, Ltd., H Shares (I)	250,000	106,112
Sinopharm Group Company, Ltd., H Shares	366,800	1,340,371
Sinosoft Technology Group, Ltd.	190,000	79,441
Sinotrans, Ltd., H Shares	578,574	216,034
Sinotruk Hong Kong, Ltd.	458,055	165,423
SOHO China, Ltd.	1,176,000	527,352
Sound Global, Ltd. (I)	113,000	48,669
Springland International Holdings, Ltd.	247,000	48,564
SPT Energy Group, Inc. (I)	556,000	41,957
Sunac China Holdings, Ltd.	953,000	612,562
Sunny Optical Technology Group Company, Ltd.	305,000	705,889
Synertone Communication Corp. (I)	1,448,000	11,735
TCL Communication Technology Holdings, Ltd. (L)	336,000	228,472
Tencent Holdings, Ltd.	1,032,800	18,897,683
Tenwow International Holdings, Ltd.	177,000	44,063
The People's Insurance Company Group of China, Ltd., H Shares	2,171,000	784,917
Tian Shan Development Holdings, Ltd.	134,000	51,515
Tiangong International Company, Ltd.	1,007,564	73,812
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	60,000	37,963

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       10

	Shares	Value
China (continued)
Tianjin Jinran Public Utilities Company, Ltd., H Shares (I)	350,000	$30,137
Tianneng Power International, Ltd. (I)	166,700	113,533
Tingyi Cayman Islands Holding Corp.	902,000	849,367
Tong Ren Tang Technologies Company, Ltd., H Shares	164,000	252,090
Tonly Electronics Holdings, Ltd.	44,780	23,335
TravelSky Technology, Ltd., H Shares	242,500	365,340
Trigiant Group, Ltd.	482,000	87,978
Tsingtao Brewery Company, Ltd., H Shares	56,000	202,308
Uni-President China Holdings, Ltd.	314,600	207,918
Universal Health International Group Holding, Ltd.	567,000	76,626
V1 Group, Ltd.	1,941,600	102,391
Want Want China Holdings, Ltd. (L)	1,895,000	1,254,401
Weichai Power Company, Ltd., H Shares	216,800	197,414
Weiqiao Textile Company, H Shares	275,500	118,437
Welling Holding, Ltd.	608,000	82,019
West China Cement, Ltd.	952,000	199,636
Wisdom Sports Group (L)	355,000	150,069
Wuzhou International Holdings, Ltd. (I)	638,000	63,150
Xiamen International Port Company, Ltd., H Shares	452,662	82,007
Xiao Nan Guo Restaurants Holdings, Ltd. (I)	124,000	9,390
Xinchen China Power Holdings, Ltd. (I)	160,000	23,227
Xingda International Holdings, Ltd.	516,000	86,207
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	170,650	135,281
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	95,400	102,525
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	555,000	49,203
Xinyi Solar Holdings, Ltd.	508,000	142,310
Xiwang Special Steel Company, Ltd.	74,000	6,749
XTEP International Holdings, Ltd.	103,500	48,291
Yanzhou Coal Mining Company, Ltd., ADR	52,903	230,657
Yestar International Holdings Company, Ltd.	235,000	89,711
Youyuan International Holdings, Ltd.	60,000	11,875
Yuanda China Holdings, Ltd.	252,000	10,517
Yuzhou Properties Company, Ltd.	337,000	74,098
Zall Development Group, Ltd. (L)	357,000	83,486
Zhaojin Mining Industry Company, Ltd., H Shares	139,000	109,385
Zhejiang Expressway Company, Ltd., H Shares	572,000	506,599
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd.	69,400	26,223
Zhong An Real Estate, Ltd. (I)	614,200	54,484
Zhongsheng Group Holdings, Ltd.	374,500	168,830
Zhuzhou CSR Times Electric Company, Ltd., H Shares	114,000	557,172
Zijin Mining Group Company, Ltd., H Shares	375,384	112,583
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	450,400	123,811
ZTE Corp., H Shares	90,440	147,348
Colombia 0.5%		8,223,439
Almacenes Exito SA	36,830	158,919
Banco de Bogota SA	5,902	101,867

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       11

	Shares	Value
Colombia (continued)
Bancolombia SA	107,038	$774,106
Bancolombia SA, ADR	54,441	1,637,585
Bolsa de Valores de Colombia	7,585,458	41,951
Celsia SA ESP	64,253	71,850
Cementos Argos SA	127,681	399,621
Corp. Financiera Colombiana SA	28,167	325,244
Corp. Financiera Colombiana SA (I)	760	8,485
Ecopetrol SA	1,432,532	496,243
Ecopetrol SA, ADR (L)	88,238	615,901
Empresa de Energia de Bogota SA	495,977	267,513
Empresa de Telecomunicaciones de Bogota	352,815	62,074
Grupo Argos SA	19,422	105,641
Grupo Aval Acciones y Valores SA, ADR (L)	44,195	298,316
Grupo de Inversiones Suramericana SA	46,276	531,536
Grupo Nutresa SA	63,896	471,031
Interconexion Electrica SA ESP	288,564	679,562
Isagen SA ESP	967,520	1,175,994
Cyprus 0.0%		124,885
Globaltrans Investment PLC, GDR (I)	32,027	124,885
Czech Republic 0.2%		3,787,173
CEZ AS	122,187	1,800,759
Fortuna Entertainment Group NV (I)	2,980	11,528
Komercni Banka AS	2,113	393,807
O2 Czech Republic AS	3,981	40,786
Pegas Nonwovens SA	14,958	428,418
Philip Morris CR AS	320	163,973
Unipetrol AS (I)	142,280	947,902
Egypt 0.1%		1,711,855
Commercial International Bank Egypt SAE, GDR	408,298	1,443,969
Global Telecom Holding, GDR (I)	209,229	267,886
Greece 0.4%		5,550,418
Aegean Airlines SA	28,191	206,177
Alpha Bank AE (I)	35,802	61,479
Athens Water Supply and Sewage Company SA	9,971	45,824
Bank of Greece	2,764	28,982
Ellaktor SA (I)	29,391	37,369
FF Group (I)	17,266	282,975
Fourlis Holdings SA (I)	24,619	62,534
Frigoglass SA (I)	17,930	13,541
GEK Terna Holding Real Estate Construction SA (I)	18,488	25,500
Hellenic Exchanges - Athens Stock Exchange SA	55,332	273,159
Hellenic Petroleum SA (I)	32,310	126,829
Hellenic Telecommunications Organization SA	135,587	1,130,101
Intracom Holdings SA (I)	39,886	12,802
Intralot SA-Integrated Lottery Systems & Services (I)	99,786	123,596

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       12

	Shares	Value
Greece (continued)
JUMBO SA (I)	68,738	$838,919
Lamda Development SA (I)	3,765	14,830
Marfin Investment Group Holdings SA (I)	510,636	50,454
Metka SA	25,620	182,386
Motor Oil Hellas Corinth Refineries SA	38,468	389,207
Mytilineos Holdings SA (I)	19,909	71,673
National Bank of Greece SA (I)	29,342	6,462
OPAP SA	96,056	637,991
Piraeus Bank SA (I)	7,607	1,308
Piraeus Port Authority SA	2,954	37,295
Public Power Corp. SA	77,701	265,226
Terna Energy SA (I)	33,346	76,119
Titan Cement Company SA	31,428	547,680
Guernsey, Channel Islands 0.0%		172,999
Etalon Group, Ltd., GDR	109,157	172,999
Hong Kong 4.5%		70,545,129
Ajisen China Holdings, Ltd.	262,000	96,013
Alibaba Health Information Technology, Ltd. (I)	252,000	133,459
Alibaba Pictures Group, Ltd. (I)	1,010,000	208,907
AMVIG Holdings, Ltd.	405,333	159,635
Anxin-China Holdings, Ltd. (I)	1,988,000	98,403
Asian Citrus Holdings, Ltd. (I)	144,000	10,730
Beijing Enterprises Holdings, Ltd.	138,430	644,057
Beijing Enterprises Water Group, Ltd. (I)	546,000	286,025
Beijing Properties Holdings, Ltd. (I)	834,000	54,742
Bosideng International Holdings, Ltd.	1,574,000	125,520
Brilliance China Automotive Holdings, Ltd.	472,000	384,530
C C Land Holdings, Ltd.	542,693	173,134
Carrianna Group Holdings Company, Ltd.	334,000	35,236
CECEP COSTIN New Materials Group, Ltd.	162,000	14,800
Century Sunshine Group Holdings, Ltd. (L)	560,000	30,647
Chaoda Modern Agriculture Holdings, Ltd. (I)	699,312	15,108
Chia Tai Enterprises International, Ltd. (I)	29,840	7,473
China Aerospace International Holdings, Ltd.	1,288,755	157,372
China Agri-Industries Holdings, Ltd. (I)	1,328,600	367,243
China All Access Holdings, Ltd.	436,000	145,788
China Dynamics Holdings, Ltd. (I)	1,450,000	44,335
China Electronics Corp. Holdings Company, Ltd.	38,000	11,724
China Energine International Holdings, Ltd.	89,589	7,141
China Everbright International, Ltd.	763,000	811,181
China Everbright, Ltd.	243,000	447,674
China Fiber Optic Network System Group, Ltd. (I)	419,600	31,295
China Foods, Ltd. (I)	274,000	98,248
China Gas Holdings, Ltd.	712,000	948,121
China Glass Holdings, Ltd. (I)	182,000	18,943
China Grand Pharmaceutical and Healthcare Holdings, Ltd. (I)	120,000	24,347

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       13

	Shares	Value
Hong Kong (continued)
China High Precision Automation Group, Ltd. (I)	74,000	$11,797
China High Speed Transmission Equipment Group Company, Ltd. (I)	468,000	308,603
China Household Holdings, Ltd. (I)	695,000	9,482
China Jinmao Holdings Group, Ltd.	1,798,000	448,358
China Lumena New Materials Corp. (I)(L)	1,272,000	0
China Merchants Holdings International Company, Ltd.	338,133	936,692
China Merchants Land, Ltd.	626,000	91,739
China Metal Recycling Holdings, Ltd. (I)	14,579,934	2
China Mobile, Ltd., ADR	329,124	17,604,843
China New Town Development Company, Ltd. (I)	2,185,332	75,876
China NT Pharma Group Company, Ltd. (I)	38,000	10,222
China Ocean Resources Company, Ltd. (I)	63,930	161,351
China Oil and Gas Group, Ltd. (I)	2,317,040	131,127
China Overseas Grand Oceans Group, Ltd. (L)	524,000	169,653
China Overseas Land & Investment, Ltd.	892,000	2,647,564
China Overseas Property Holdings, Ltd. (I)	570,667	63,092
China Power International Development, Ltd.	1,267,000	528,634
China Power New Energy Development Company, Ltd.	1,500,000	113,730
China Precious Metal Resources Holdings Company, Ltd. (I)	2,184,000	71,596
China Properties Group, Ltd. (I)	384,000	70,628
China Resources Beer Holdings Company, Ltd.	110,486	179,021
China Resources Cement Holdings, Ltd.	1,105,518	273,962
China Resources Gas Group, Ltd.	358,000	933,907
China Resources Land, Ltd.	720,444	1,718,190
China Resources Power Holdings Company, Ltd.	528,882	854,070
China Ruifeng Renewable Energy Holdings, Ltd. (I)	524,000	45,102
China Singyes Solar Technologies Holdings, Ltd. (I)(L)	261,800	122,664
China South City Holdings, Ltd. (L)	1,328,000	262,938
China Starch Holdings, Ltd.	1,220,000	25,091
China State Construction International Holdings, Ltd.	361,200	554,179
China Taiping Insurance Holdings Company, Ltd. (I)	385,510	743,120
China Traditional Chinese Medicine Company, Ltd. (I)	314,000	171,225
China Travel International Investment Hong Kong, Ltd.	816,000	283,069
China Unicom Hong Kong, Ltd.	1,148,000	1,319,464
China Unicom Hong Kong, Ltd., ADR	277,036	3,196,995
China Vanadium Titano - Magnetite Mining Company, Ltd. (I)	369,000	12,565
China Water Affairs Group, Ltd.	608,000	266,331
Chinese People Holdings Company, Ltd. (I)	1,544,324	24,235
CIMC Enric Holdings, Ltd.	326,000	171,756
CITIC Dameng Holdings, Ltd. (I)	191,000	9,084
CITIC Resources Holdings, Ltd. (I)	1,044,000	83,234
CITIC, Ltd.	2,024,923	2,755,338
Citychamp Watch & Jewellery Group, Ltd. (I)	1,033,800	166,033
Clear Media, Ltd.	87,000	76,396
Coastal Greenland, Ltd. (I)	683,000	16,976
Comba Telecom Systems Holdings, Ltd.	610,087	94,050
Concord New Energy Group, Ltd.	1,460,000	62,736

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       14

	Shares	Value
Hong Kong (continued)
COSCO International Holdings, Ltd.	401,040	$199,562
COSCO Pacific, Ltd.	1,147,543	1,199,808
Coslight Technology International Group Company, Ltd. (I)	54,000	16,529
CP Pokphand Company, Ltd.	3,588,000	290,581
DaChan Food Asia, Ltd. (I)	287,000	23,236
Dah Chong Hong Holdings, Ltd.	515,000	207,273
Dawnrays Pharmaceutical Holdings, Ltd.	144,000	97,793
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	8,352
Digital China Holdings, Ltd.	336,000	387,694
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,803
Embry Holdings, Ltd.	24,000	11,565
EVA Precision Industrial Holdings, Ltd.	434,000	63,013
EverChina International Holdings Company, Ltd. (I)	1,870,000	66,070
Extrawell Pharmaceutical Holdings, Ltd. (I)	230,000	7,979
Far East Horizon, Ltd.	711,000	524,988
Freetech Road Recycling Technology Holdings, Ltd.	130,000	11,534
Fullshare Holdings, Ltd. (I)	245,000	62,709
GCL-Poly Energy Holdings, Ltd. (L)	6,567,000	953,250
Global Bio-Chem Technology Group Company, Ltd. (I)	813,200	18,723
Glorious Property Holdings, Ltd. (I)	905,000	90,712
Goldbond Group Holdings, Ltd.	100,000	3,469
Golden Meditech Holdings, Ltd.	625,250	82,918
Goldin Properties Holdings, Ltd. (I)	20,000	9,047
Goldlion Holdings, Ltd.	288,000	104,415
Good Friend International Holdings, Inc.	42,000	8,906
Guangdong Investment, Ltd.	746,000	905,588
Guangdong Land Holdings, Ltd. (I)	326,000	79,593
Haier Electronics Group Company, Ltd.	346,000	517,268
Hanergy Thin Film Power Groupd, Ltd. (I)	2,486,000	335,598
Heng Tai Consumables Group, Ltd. (I)	189,163	8,269
Hengdeli Holdings, Ltd.	1,636,400	159,845
HKC Holdings, Ltd. (I)	3,275,423	58,595
Hopewell Highway Infrastructure, Ltd.	398,000	186,627
Hopson Development Holdings, Ltd. (I)	396,000	386,657
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares (L)	1,575,910	161,808
Huabao International Holdings, Ltd. (I)	1,267,000	436,696
Inspur International, Ltd.	211,000	34,435
Ju Teng International Holdings, Ltd.	727,722	290,044
Kai Yuan Holdings, Ltd. (I)	3,700,000	27,144
Kingboard Chemical Holdings, Ltd.	395,148	576,055
Kingboard Laminates Holdings, Ltd.	204,000	79,961
Kunlun Energy Company, Ltd.	2,094,000	1,493,348
Lai Fung Holdings, Ltd.	3,547,141	53,815
Landing International Development, Ltd. (I)	2,960,000	43,375
Le Saunda Holdings, Ltd.	180,400	38,503
Lee & Man Paper Manufacturing, Ltd.	398,000	232,030
Lee's Pharmaceutical Holdings, Ltd.	80,500	68,476

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       15

	Shares	Value
Hong Kong (continued)
Loudong General Nice Resources China Holdings, Ltd. (I)	666,000	$43,607
MIE Holdings Corp. (I)	612,000	66,736
Mingfa Group International Company, Ltd. (I)	1,008,000	236,890
Minmetals Land, Ltd.	906,000	87,354
New World China Land, Ltd.	1,437,230	1,370,663
New World Department Store China, Ltd.	211,000	26,313
Nine Dragons Paper Holdings, Ltd.	773,000	515,160
North Mining Shares Company, Ltd. (I)	2,430,000	28,114
Overseas Chinese Town Asia Holdings, Ltd.	58,000	20,848
PAX Global Technology, Ltd.	77,000	81,015
Phoenix Satellite Television Holdings, Ltd.	386,000	73,907
Poly Property Group Company, Ltd.	1,007,944	274,579
Pou Sheng International Holdings, Ltd. (I)	866,000	182,620
Prosperity International Holdings HK, Ltd. (I)	1,460,000	40,036
Qingling Motors Company, Ltd., H Shares	588,000	168,529
Real Nutriceutical Group, Ltd.	620,000	52,601
REXLot Holdings, Ltd.	6,393,536	361,679
Road King Infrastructure, Ltd.	145,000	113,317
Rotam Global Agrosciences, Ltd.	58,929	50,938
S&C Engine Group, Ltd. (I)	20,235	27,792
Samson Holding, Ltd.	631,915	77,229
Shanghai Industrial Holdings, Ltd.	272,041	585,334
Shanghai Industrial Urban Development Group, Ltd. (I)	981,500	174,069
Shanghai Zendai Property, Ltd. (I)	4,865,000	107,560
Shenzhen International Holdings, Ltd.	370,399	560,840
Shenzhen Investment, Ltd.	1,565,824	567,661
Shimao Property Holdings, Ltd.	1,142,000	1,475,878
Shougang Concord International Enterprises Company, Ltd. (I)	3,290,000	86,218
Shougang Fushan Resources Group, Ltd.	1,836,000	207,599
Silver Base Group Holdings, Ltd. (I)	9,259,000	1,392,291
Silver Grant International, Ltd.	526,334	62,963
SIM Technology Group, Ltd. (I)	685,000	30,370
Sino Biopharmaceutical, Ltd.	2,070,000	1,513,542
Sino Oil and Gas Holdings, Ltd. (I)	5,150,000	125,774
Sinofert Holdings, Ltd.	1,286,000	173,720
Sinolink Worldwide Holdings, Ltd. (I)	1,408,000	159,263
Sinopec Kantons Holdings, Ltd.	398,000	189,170
Sinotrans Shipping, Ltd.	786,000	117,200
SITC International Holdings Company, Ltd.	333,000	149,063
Skyworth Digital Holdings, Ltd.	1,092,656	617,014
SMI Holdings Group, Ltd.	596,000	60,480
Solargiga Energy Holdings, Ltd. (I)	997,000	22,157
Sparkle Roll Group, Ltd. (I)	504,000	30,116
SRE Group, Ltd. (I)	960,000	29,231
SSY Group, Ltd.	804,733	242,194
Sun Art Retail Group, Ltd. (L)	936,500	565,857
TCC International Holdings, Ltd.	986,125	147,081

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       16

	Shares	Value
Hong Kong (continued)
TCL Multimedia Technology Holdings, Ltd.	153,200	$85,804
Texhong Textile Group, Ltd.	192,000	127,598
Tian An China Investment, Ltd.	653,000	323,416
Tianjin Development Holdings, Ltd.	190,000	90,140
Tianjin Port Development Holdings, Ltd.	654,000	87,380
Tianyi Summi Holdings, Ltd. (I)	332,000	52,491
Tibet 5100 Water Resources Holdings, Ltd.	423,000	134,916
Time Watch Investments, Ltd.	62,000	7,576
Tomson Group, Ltd.	445,583	106,616
Tongda Group Holdings, Ltd.	1,450,000	242,203
Top Spring International Holdings, Ltd.	25,500	11,464
Towngas China Company, Ltd.	454,000	230,929
TPV Technology, Ltd.	738,588	80,694
Truly International Holdings, Ltd.	973,000	223,707
United Energy Group, Ltd. (I)	2,012,000	95,572
Wasion Group Holdings, Ltd.	184,000	84,711
Yanchang Petroleum International, Ltd. (I)	3,832,273	79,950
Yingde Gases Group Company, Ltd.	593,000	213,752
Yip's Chemical Holdings, Ltd.	218,000	64,754
Yuexiu Property Company, Ltd.	3,975,516	556,692
Yuexiu Transport Infrastructure, Ltd.	298,000	181,945
Zhuhai Holdings Investment Group, Ltd.	218,000	33,037
Hungary 0.3%		4,662,286
FHB Mortgage Bank PLC (I)	7,029	18,065
Magyar Telekom Telecommunications PLC	341,356	510,592
MOL Hungarian Oil and Gas PLC	31,258	1,522,595
OTP Bank PLC	72,125	1,500,461
Richter Gedeon Nyrt	62,497	1,110,573
India 12.4%		194,394,754
3M India, Ltd. (I)	371	56,857
Aarti Industries, Ltd.	20,516	127,668
Aban Offshore, Ltd.	21,138	48,230
ABB, Ltd.	9,434	138,809
ACC, Ltd.	21,996	385,784
Adani Enterprises, Ltd.	96,061	82,477
Adani Ports and Special Economic Zone, Ltd.	334,617	958,803
Adani Power, Ltd. (I)	713,310	286,956
Adani Transmissions, Ltd. (I)	96,061	37,525
Aditya Birla Nuvo, Ltd.	50,286	524,142
Advanta, Ltd. (I)	15,589	87,879
Aegis Logistics, Ltd.	97,960	122,080
Agro Tech Foods, Ltd.	4,498	30,506
AIA Engineering, Ltd.	30,748	358,430
Ajanta Pharma, Ltd.	27,207	522,490
Akzo Nobel India, Ltd.	6,782	130,715
Alembic Pharmaceuticals, Ltd.	69,456	626,261

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       17

	Shares	Value
India (continued)
Alembic, Ltd.	99,643	$50,529
Allahabad Bank	147,249	93,129
Allcargo Logistics, Ltd.	26,826	53,559
Alok Industries, Ltd. (I)	487,315	27,783
Alstom India, Ltd.	9,829	80,964
Alstom T&D India, Ltd.	20,743	108,117
Amara Raja Batteries, Ltd.	42,793	532,950
Ambuja Cements, Ltd.	252,092	690,742
Amtek Auto, Ltd. (I)	75,213	31,573
Anant Raj, Ltd.	116,689	49,002
Andhra Bank	157,627	106,366
Apar Industries, Ltd.	4,039	24,753
Apollo Hospitals Enterprise, Ltd.	38,816	839,722
Apollo Tyres, Ltd.	318,818	741,021
Arvind Infrastructure, Ltd. (I)	16,977	20,861
Arvind, Ltd.	134,445	465,612
Asahi India Glass, Ltd. (I)	21,842	48,467
Ashok Leyland, Ltd.	322,470	415,294
Asian Paints, Ltd.	177,457	2,199,175
Astral Polytechnik, Ltd.	4,163	20,728
Atul, Ltd.	11,274	222,476
Aurobindo Pharma, Ltd.	228,190	2,198,363
Axis Bank, Ltd.	490,386	2,703,027
Axis Bank, Ltd., GDR	95	2,688
Bajaj Auto, Ltd.	70,438	2,266,621
Bajaj Corp., Ltd.	33,263	189,221
Bajaj Electricals, Ltd.	21,256	49,011
Bajaj Finance, Ltd.	16,231	1,417,869
Bajaj Finserv, Ltd.	40,226	952,733
Bajaj Hindusthan, Ltd. (I)	266,322	57,574
Bajaj Holdings and Investment, Ltd.	32,443	639,680
Balkrishna Industries, Ltd.	34,859	290,567
Ballarpur Industries, Ltd.	219,438	38,269
Balmer Lawrie & Company, Ltd.	12,337	90,233
Balrampur Chini Mills, Ltd. (I)	138,468	165,530
Bank of Baroda	187,310	362,543
Bank of India	135,003	165,350
Bank of Maharashtra	137,662	57,741
BASF India, Ltd.	6,798	78,883
Bata India, Ltd.	31,153	205,734
BEML, Ltd.	12,857	178,592
Berger Paints India, Ltd.	149,603	500,919
BGR Energy Systems, Ltd. (I)	18,048	24,337
Bharat Electronics, Ltd.	21,323	320,619
Bharat Forge, Ltd.	68,219	743,150
Bharat Heavy Electricals, Ltd.	221,220	292,242
Bharat Petroleum Corp., Ltd.	110,053	1,252,677

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       18

	Shares	Value
India (continued)
Bharti Airtel, Ltd.	640,417	$2,964,937
Bhushan Steel, Ltd. (I)	6,519	3,134
Biocon, Ltd.	50,117	342,864
Birla Corp., Ltd.	32,820	155,681
Blue Dart Express, Ltd.	3,281	255,740
Blue Star, Ltd.	23,630	107,806
Bombay Dyeing & Manufacturing Company, Ltd.	112,251	65,756
Bosch, Ltd.	1,710	420,795
Brigade Enterprises, Ltd.	1,735	3,436
Britannia Industries, Ltd.	10,977	441,406
Cadila Healthcare, Ltd.	171,965	788,768
Cairn India, Ltd.	291,290	497,319
Canara Bank	60,476	140,275
Carborundum Universal, Ltd.	2,776	6,894
Castex Technologies, Ltd. (I)	14,694	1,837
CCL Products India, Ltd.	56,620	140,208
Ceat, Ltd.	17,802	246,945
Central Bank of India	90,057	76,722
Century Plyboards India, Ltd.	51,282	111,184
Century Textiles & Industries, Ltd.	27,388	167,290
Cera Sanitaryware, Ltd.	1,065	26,459
CESC, Ltd.	54,942	353,365
Chambal Fertilizers & Chemicals, Ltd.	170,235	134,556
Chennai Petroleum Corp., Ltd. (I)	46,074	115,639
Chennai Super Kings Cricket, Ltd. (I)	271,316	8,922
Cholamandalam Investment and Finance Company, Ltd.	15,195	142,982
Cipla, Ltd.	72,977	545,202
City Union Bank, Ltd.	101,142	123,317
Clariant Chemicals India, Ltd. (I)	9,041	78,800
Colgate-Palmolive India, Ltd.	61,290	735,921
Container Corp of India	19,243	323,695
Coromandel International, Ltd.	62,400	154,415
Corp. Bank	150,570	70,652
Cox & Kings, Ltd.	51,419	110,685
Credit Analysis & Research, Ltd.	6,855	92,286
CRISIL, Ltd.	10,951	284,069
Crompton Greaves, Ltd. (I)	202,125	388,382
Cummins India, Ltd.	31,334	371,166
Cyient, Ltd. (I)	34,080	210,528
Dabur India, Ltd.	293,408	1,012,559
Dalmia Bharat, Ltd.	22,546	209,054
DB Corp., Ltd.	6,096	27,573
DB Realty, Ltd. (I)	79,514	45,133
DCB Bank, Ltd. (I)	119,896	125,546
DCM Shriram, Ltd.	30,347	51,432
Deepak Fertilizers & Petrochemicals Corp., Ltd.	38,933	81,696
Delta Corp., Ltd.	84,077	61,106

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       19

	Shares	Value
India (continued)
DEN Networks, Ltd. (I)	34,948	$37,997
Dena Bank	139,193	53,193
Dewan Housing Finance Corp., Ltd.	47,338	106,417
Dish TV India, Ltd. (I)	369,767	367,229
Dishman Pharmaceuticals & Chemicals, Ltd.	27,086	115,974
Divi's Laboratories, Ltd.	70,470	985,587
DLF, Ltd.	159,987	206,907
Dr. Reddy's Laboratories, Ltd.	54,303	2,411,193
Dr. Reddy's Laboratories, Ltd., ADR (L)	34,550	1,519,509
Dynamatic Technologies, Ltd. (I)	876	19,520
eClerx Services, Ltd.	24,810	481,636
Edelweiss Financial Services, Ltd.	274,866	190,781
Eicher Motors, Ltd.	6,579	1,819,444
EID Parry India, Ltd.	81,890	200,847
EIH, Ltd.	81,595	128,917
Electrosteel Castings, Ltd.	93,708	23,516
Elgi Equipments, Ltd.	350	646
Emami, Ltd.	51,797	743,443
Engineers India, Ltd.	62,432	137,042
Entertainment Network India, Ltd.	2,857	26,586
Eros International Media, Ltd. (I)	19,887	37,201
Escorts, Ltd.	55,299	101,157
Essel Propack, Ltd.	83,453	164,149
Eveready Industries India, Ltd.	21,433	69,925
Exide Industries, Ltd.	299,126	554,296
FAG Bearings India, Ltd.	2,228	123,471
FDC, Ltd.	51,198	135,149
Federal Bank, Ltd.	1,019,134	693,687
Federal-Mogul Goetze India, Ltd. (I)	8,475	37,251
Finolex Cables, Ltd.	62,406	219,845
Finolex Industries, Ltd.	33,908	151,240
Firstsource Solutions, Ltd. (I)	298,869	131,853
Fortis Healthcare, Ltd. (I)	116,285	284,775
Future Consumer Enterprise, Ltd. (I)	162,536	46,169
Future Retail, Ltd.	57,775	102,808
Gabriel India, Ltd.	72,613	80,511
GAIL India, Ltd.	136,221	606,057
GAIL India, Ltd., GDR	1,143	30,746
Gammon Infrastructure Projects, Ltd. (I)	26,614	1,850
Gateway Distriparks, Ltd.	79,408	276,193
Gati, Ltd.	7,132	10,374
Gillette India, Ltd.	1,325	85,460
GlaxoSmithKline Consumer Healthcare, Ltd.	4,580	373,432
GlaxoSmithKline Pharmaceuticals, Ltd.	2,267	106,185
Glenmark Pharmaceuticals, Ltd.	92,781	997,414
Global Offshore Services, Ltd. (I)	9,583	36,403
GMR Infrastructure, Ltd. (I)	1,062,963	171,198

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       20

	Shares	Value
India (continued)
GOCL Corp., Ltd.	20,917	$38,788
Godfrey Phillips India, Ltd.	3,832	59,983
Godrej Consumer Products, Ltd.	61,768	1,083,670
Godrej Industries, Ltd.	38,812	165,086
Godrej Properties, Ltd.	40,285	157,754
Granules India, Ltd.	36,517	56,584
Graphite India, Ltd.	79,236	77,003
Grasim Industries, Ltd.	18,794	933,456
Greaves Cotton, Ltd.	77,026	133,994
Grindwell Norton, Ltd.	43	384
GRUH Finance, Ltd.	58,910	196,249
Gujarat Alkalies & Chemicals, Ltd.	19,628	41,598
Gujarat Fluorochemicals, Ltd.	32,948	214,362
Gujarat Gas, Ltd.	30,086	210,350
Gujarat Industries Power Company, Ltd.	14,146	15,871
Gujarat Mineral Development Corp., Ltd.	81,437	67,858
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd. (I)	43,966	44,252
Gujarat Pipavav Port, Ltd. (I)	95,764	205,784
Gujarat State Fertilisers & Chemicals, Ltd.	151,141	139,882
Gujarat State Petronet, Ltd.	191,729	361,068
Gulf Oil Lubricants India, Ltd.	22,053	144,666
GVK Power & Infrastructure, Ltd. (I)	648,891	60,643
Hathway Cable & Datacom, Ltd. (I)	226,119	99,661
Havells India, Ltd.	236,127	937,813
HCL Infosystems, Ltd. (I)	100,678	50,643
HCL Technologies, Ltd.	284,805	3,390,618
HDFC Bank, Ltd.	509,233	8,282,535
HEG, Ltd.	11,896	20,822
HeidelbergCement India, Ltd. (I)	94,958	88,961
Hero MotorCorp, Ltd.	35,339	1,291,781
Hexa Tradex, Ltd. (I)	42,642	8,418
Hexaware Technologies, Ltd.	159,612	546,204
Hikal, Ltd.	15,030	27,656
Himachal Futuristic Communications, Ltd. (I)	795,229	196,407
Hindalco Industries, Ltd.	749,917	748,240
Hinduja Ventures, Ltd.	5,652	31,575
Hindustan Construction Company, Ltd. (I)	41,263	10,624
Hindustan Petroleum Corp., Ltd.	45,048	450,053
Hindustan Unilever, Ltd.	257,347	3,106,026
Hitachi Home & Life Solutions India, Ltd.	10,006	147,459
Honeywell Automation India, Ltd.	130	16,079
Hotel Leela Venture, Ltd. (I)	111,836	27,125
Housing Development & Infrastructure, Ltd. (I)	273,646	245,585
Housing Development Finance Corp., Ltd.	113,190	1,763,221
HSIL, Ltd.	27,538	97,455
HT Media, Ltd.	34,438	39,528
Huhtamaki PPL, Ltd.	7,301	21,916

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       21

	Shares	Value
India (continued)
ICICI Bank, Ltd.	519,686	$1,483,451
ICICI Bank, Ltd., ADR	22,834	129,469
ICRA, Ltd.	1,035	55,633
IDBI Bank, Ltd.	250,768	215,684
Idea Cellular, Ltd.	932,341	1,431,831
IDFC Bank, Ltd. (I)	597,521	396,561
IDFC, Ltd.	597,521	344,928
IFB Industries, Ltd. (I)	3,807	16,132
IFCI, Ltd.	584,948	181,574
IIFL Holdings, Ltd.	254,359	610,284
IL&FS Transportation Networks, Ltd.	31,132	29,458
Indiabulls Housing Finance, Ltd.	192,400	1,609,522
Indiabulls Real Estate, Ltd. (I)	155,425	103,664
Indian Bank	85,585	95,831
Indian Hotels Company, Ltd. (I)	322,657	461,609
Indian Oil Corp., Ltd.	95,827	513,509
Indian Overseas Bank (I)	198,424	70,428
Indoco Remedies, Ltd.	22,414	89,495
Indraprastha Gas, Ltd.	41,890	312,180
IndusInd Bank, Ltd.	83,095	1,015,614
Info Edge India, Ltd.	6,396	65,418
Infosys, Ltd.	612,544	9,773,636
Infosys, Ltd., ADR (L)	337,548	5,677,557
Ingersoll-Rand India, Ltd.	9,856	86,438
Inox Leisure, Ltd. (I)	18,663	50,398
Intellect Design Arena, Ltd. (I)	27,604	65,462
Ipca Laboratories, Ltd.	24,878	204,059
IRB Infrastructure Developers, Ltd.	128,055	403,466
ITC, Ltd.	1,053,317	4,553,806
J Kumar Infraprojects, Ltd.	2,256	8,688
Jagran Prakashan, Ltd.	72,113	157,953
Jain Irrigation Systems, Ltd.	245,512	194,832
Jaiprakash Associates, Ltd. (I)	813,565	84,456
Jaiprakash Power Ventures, Ltd. (I)	623,661	40,053
Jammu & Kashmir Bank, Ltd.	277,425	258,502
Jaypee Infratech, Ltd. (I)	132,566	17,999
JB Chemicals & Pharmaceuticals, Ltd.	36,646	129,869
JBF Industries, Ltd.	24,468	54,584
Jindal Poly Films, Ltd.	15,538	84,929
Jindal Saw, Ltd.	156,271	82,715
Jindal Steel & Power, Ltd. (I)	202,531	157,324
JK Cement, Ltd.	19,734	139,294
JK Lakshmi Cement, Ltd.	29,936	118,185
JK Tyre & Industries, Ltd.	85,982	93,309
JM Financial, Ltd.	231,466	121,942
JSW Energy, Ltd.	491,218	442,608
JSW Holdings, Ltd. (I)	692	10,007

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       22

	Shares	Value
India (continued)
JSW Steel, Ltd.	114,869	$1,890,458
Jubilant Foodworks, Ltd.	20,758	299,597
Jubilant Life Sciences, Ltd.	48,461	217,570
Just Dial, Ltd.	11,528	89,401
Jyothy Laboratories, Ltd.	23,250	86,877
Kajaria Ceramics, Ltd.	45,197	578,456
Kalpataru Power Transmission, Ltd.	46,835	112,887
Kansai Nerolac Paints, Ltd.	53,364	210,561
Kaveri Seed Company, Ltd.	31,179	159,157
Kaya, Ltd. (I)	1,827	21,378
KEC International, Ltd.	68,163	99,895
Kesoram Industries, Ltd. (I)	4,378	5,406
Kirloskar Brothers, Ltd.	4,757	8,256
Kitex Garments, Ltd.	3,854	19,200
Kolte-patil Developers, Ltd.	12,539	17,701
Kotak Mahindra Bank, Ltd.	212,449	1,960,553
KPIT Cummins Infosystems, Ltd.	121,766	241,020
KRBL, Ltd.	34,245	89,955
KSB Pumps, Ltd.	7,884	59,819
KSK Energy Ventures, Ltd. (I)	7,103	3,767
L&T Finance Holdings, Ltd.	143,917	107,140
Lakshmi Machine Works, Ltd.	2,932	133,842
Lakshmi Vilas Bank, Ltd.	64,491	83,504
Larsen & Toubro, Ltd.	62,681	984,299
Larsen & Toubro, Ltd., GDR	4,036	63,412
LIC Housing Finance, Ltd.	193,315	1,191,453
Lupin, Ltd.	68,310	1,748,289
Mahanagar Telephone Nigam (I)	189,203	46,131
Maharashtra Seamless, Ltd.	22,606	44,528
Mahindra & Mahindra Financial Services, Ltd.	48,414	149,580
Mahindra & Mahindra, Ltd.	203,111	3,649,511
Mahindra & Mahindra, Ltd., GDR	19,216	344,015
Mahindra Cie Automotive, Ltd. (I)	16,834	38,857
Mahindra Holidays & Resorts India, Ltd.	12,942	68,933
Mahindra Lifespace Developers, Ltd.	18,774	122,796
Manappuram Finance, Ltd.	25,512	11,304
Mangalore Refinery and Petrochemicals, Ltd. (I)	170,226	143,855
Marico, Ltd.	227,374	789,050
Maruti Suzuki India, Ltd.	39,571	1,890,278
Max Financial Services, Ltd. (I)	78,567	54,265
Max Financial Services, Ltd.	78,567	386,543
Max Ventures & Industries (I)	15,713	6,136
Mayur Uniquoters, Ltd.	6,681	39,002
McLeod Russel India, Ltd.	37,627	83,021
Merck, Ltd.	5,102	49,425
MindTree, Ltd.	61,521	1,280,945
Monsanto India, Ltd.	1,981	45,575

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       23

	Shares	Value
India (continued)
Motherson Sumi Systems, Ltd.	187,556	$618,842
Motilal Oswal Financial Services, Ltd.	12,172	47,774
Mphasis, Ltd.	37,928	231,870
MPS, Ltd.	4,484	42,051
MRF, Ltd.	1,254	597,362
Muthoot Finance, Ltd.	6,635	16,806
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	39,009
Natco Pharma, Ltd.	27,825	169,290
National Aluminium Company, Ltd.	341,512	164,246
Nava Bharat Ventures, Ltd.	33,935	66,755
Navneet Publications India, Ltd.	93,894	113,665
NCC, Ltd.	419,624	375,483
NESCO, Ltd.	4,348	91,853
Nestle India, Ltd.	8,890	651,037
NHPC, Ltd.	814,518	239,334
NIIT Technologies, Ltd.	45,471	278,456
NIIT, Ltd. (I)	86,244	88,508
Nilkamal, Ltd.	2,084	29,631
Nirvikara Paper Mills, Ltd. (I)	3,873	2,255
Nitin Fire Protection Industries, Ltd.	56,264	24,785
NTPC, Ltd.	369,277	639,624
Oberoi Realty, Ltd.	42,345	142,678
OCL India, Ltd.	3,751	22,011
Oil & Natural Gas Corp., Ltd.	294,938	831,511
Oil India, Ltd.	79,979	361,074
Omaxe, Ltd.	69,329	137,864
Oracle Financial Services Software, Ltd.	12,631	598,439
Orient Cement, Ltd.	74,236	150,058
Oriental Bank of Commerce	77,057	86,105
Orissa Minerals Development Company, Ltd.	400	8,220
Page Industries, Ltd.	4,271	619,922
Pantaloons Fashions & Retail, Ltd. (I)	261,487	495,329
Parsvnath Developers, Ltd. (I)	128,618	30,739
PC Jeweller, Ltd.	31,068	143,487
Peninsula Land, Ltd.	89,370	21,814
Persistent Systems, Ltd.	23,721	211,395
Petronet LNG, Ltd.	173,825	595,193
Pfizer, Ltd.	5,091	135,800
PI Industries, Ltd.	35,155	292,200
Pidilite Industries, Ltd.	85,459	733,031
Pipavav Defence & Offshore Engineering Company, Ltd. (I)	85,649	76,701
Piramal Enterprises, Ltd.	58,088	771,840
Polaris Financial Technology, Ltd.	93,425	286,767
Power Finance Corp., Ltd.	185,342	418,313
Power Grid Corp. of India, Ltd.	479,923	912,148
Praj Industries, Ltd.	45,371	47,886
Prestige Estates Projects, Ltd.	39,931	87,263

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       24

	Shares	Value
India (continued)
Prism Cement, Ltd. (I)	71,827	$64,557
Procter & Gamble Hygiene & Health Care, Ltd.	3,109	262,218
PTC India Financial Services, Ltd.	177,436	82,818
PTC India, Ltd.	210,650	183,176
Punj Lloyd, Ltd. (I)	176,997	56,863
Punjab National Bank	25,000	26,303
Puravankara Projects, Ltd.	5,372	3,480
PVR, Ltd.	13,606	139,836
Radico Khaitan, Ltd.	60,239	84,558
Rain Industries, Ltd.	114,375	50,118
Rajesh Exports, Ltd.	43,299	445,436
Rallis India, Ltd.	67,961	146,102
Ramco Systems, Ltd. (I)	1,024	9,834
Ratnamani Metals & Tubes, Ltd.	6,611	41,377
Rattanindia Power, Ltd. (I)	88,088	11,897
Raymond, Ltd.	35,904	207,383
Redington India, Ltd.	128,695	190,956
REI Agro, Ltd. (I)	164,589	1,214
Relaxo Footwears, Ltd.	11,994	68,521
Reliance Capital, Ltd.	108,604	506,932
Reliance Communications, Ltd. (I)	764,715	576,150
Reliance Industries, Ltd.	296,543	4,172,881
Reliance Infrastructure, Ltd.	72,487	433,739
Reliance Power, Ltd.	555,888	360,776
Repco Home Finance, Ltd.	13,380	111,377
Rolta India, Ltd.	94,206	94,867
Ruchi Soya Industries, Ltd.	127,227	44,285
Rural Electrification Corp., Ltd.	364,591	829,461
Sadbhav Engineering, Ltd.	12,270	37,398
Sanofi India, Ltd.	3,537	223,609
Shipping Corp. of India, Ltd. (I)	136,678	111,809
Shoppers Stop, Ltd.	14,926	74,793
Shree Cement, Ltd.	3,454	506,258
Shree Renuka Sugars, Ltd. (I)	287,615	49,116
Shriram Transport Finance Company, Ltd.	50,706	593,372
Siemens, Ltd.	12,062	173,682
Simplex Infrastructures, Ltd.	4,288	12,269
Sintex Industries, Ltd.	246,058	233,842
SITI Cable Network, Ltd. (I)	25,952	13,593
SJVN, Ltd.	393,949	164,121
SKF India, Ltd.	7,707	131,412
SKS Microfinance, Ltd. (I)	79,199	562,262
SML Isuzu, Ltd.	1,824	17,893
Sobha Developers, Ltd.	50,252	177,611
Solar Industries India, Ltd.	1,324	59,911
Sona Koyo Steering Systems, Ltd.	29,557	16,500
Sonata Software, Ltd.	42,366	78,566

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       25

	Shares	Value
India (continued)
SREI Infrastructure Finance, Ltd.	260,418	$186,736
SRF, Ltd.	20,992	325,957
State Bank of Bikaner & Jaipur	16,966	115,570
State Bank of India	285,328	664,970
State Bank of Travancore	4,261	22,795
Sterlite Technologies, Ltd.	130,820	140,781
Strides Arcolab, Ltd.	15,362	197,973
Styrolution ABS India, Ltd.	189	1,365
Sun Pharma Advanced Research Company, Ltd. (I)	2,425	9,101
Sun Pharmaceutical Industries, Ltd.	268,777	3,362,065
Sun TV Network, Ltd.	69,402	324,540
Sundaram Finance, Ltd.	16,649	298,329
Sundram Fasteners, Ltd.	61,412	125,721
Suprajit Engineering, Ltd.	12,926	24,308
Supreme Industries, Ltd.	36,307	354,984
Suzlon Energy, Ltd. (I)	464,402	92,699
Swaraj Engines, Ltd.	3,065	36,729
Syndicate Bank	165,888	123,748
TAKE Solutions, Ltd.	23,694	49,227
Tamil Nadu Newsprint & Papers, Ltd.	37,939	106,485
Tata Chemicals, Ltd.	57,964	267,256
Tata Communications, Ltd.	58,989	285,885
Tata Consultancy Services, Ltd.	207,593	6,586,837
Tata Elxsi, Ltd.	12,271	304,825
Tata Global Beverages, Ltd.	356,016	540,431
Tata Motors, Ltd. (I)	321,962	1,410,219
Tata Motors, Ltd., ADR (I)(L)	56,012	1,245,147
Tata Power Company, Ltd.	866,462	729,173
Tata Sponge Iron, Ltd.	4,883	26,570
Tata Steel, Ltd.	245,915	890,643
Tata Teleservices Maharashtra, Ltd. (I)	81,950	6,996
Tech Mahindra, Ltd.	329,019	1,999,440
Techno Electric & Engineering Company, Ltd.	4,467	28,586
Texmaco Rail & Engineering, Ltd.	22,370	33,722
The Great Eastern Shipping Company, Ltd.	67,954	276,494
The India Cements, Ltd. (I)	206,123	200,078
The Karnataka Bank, Ltd.	106,560	134,141
The Karur Vysya Bank, Ltd.	49,942	290,632
The Phoenix Mills, Ltd.	19,688	70,390
The Ramco Cements, Ltd.	64,033	336,993
The South Indian Bank, Ltd.	797,088	193,735
Thermax, Ltd.	13,669	153,586
Tide Water Oil Company India, Ltd.	121	41,080
Time Technoplast, Ltd.	105,115	69,066
Timken India, Ltd. (I)	9,180	56,023
Titagarh Wagons, Ltd.	36,160	46,942
Titan Company, Ltd.	96,547	447,471

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       26

	Shares	Value
India (continued)
Torrent Pharmaceuticals, Ltd.	42,772	$784,639
Torrent Power, Ltd.	105,066	349,872
Transport Corp. of India, Ltd.	22,613	74,996
Tree House Education And Accessories, Ltd.	8,309	9,629
Trent, Ltd.	871	18,698
Triveni Turbine, Ltd.	75,426	98,943
TTK Prestige, Ltd.	1,611	100,186
Tube Investments of India, Ltd.	46,789	249,486
TV18 Broadcast, Ltd. (I)	444,964	219,398
TVS Motor Company, Ltd.	147,779	582,785
UCO Bank	198,438	92,109
Uflex, Ltd.	27,559	53,604
Ultratech Cement, Ltd.	11,473	464,620
Unichem Laboratories, Ltd.	21,071	61,061
Union Bank of India, Ltd.	145,701	228,030
Unitech, Ltd. (I)	1,334,364	75,946
United Breweries, Ltd.	52,726	620,511
United Spirits, Ltd. (I)	18,155	706,317
UPL, Ltd.	257,014	1,437,875
Usha Martin, Ltd. (I)	147,220	14,655
V-Guard Industries, Ltd.	6,958	81,246
VA Tech Wabag, Ltd.	21,621	139,997
Vaibhav Global, Ltd. (I)	1,546	7,984
Vakrangee, Ltd.	174,093	540,794
Vardhman Textiles, Ltd.	14,933	163,746
Vedanta, Ltd.	173,319	177,181
Vedanta, Ltd., ADR	203,956	858,655
Videocon Industries, Ltd.	88,580	139,704
Vijaya Bank	193,537	88,010
Vinati Organics, Ltd.	1,762	9,662
VIP Industries, Ltd.	43,283	59,741
Voltas, Ltd.	64,004	208,484
VST Industries, Ltd.	2,691	59,040
WABCO India, Ltd.	2,647	204,441
Welspun Corp, Ltd.	67,511	79,287
Welspun Enterprises, Ltd. (I)	16,116	10,534
Welspun India, Ltd.	19,641	235,205
Whirlpool of India, Ltd. (I)	7,671	67,264
Wipro, Ltd.	293,582	2,241,573
Wockhardt, Ltd. (I)	17,084	189,387
Yes Bank, Ltd.	71,129	720,366
Zee Entertainment Enterprises, Ltd.	106,548	577,988
Zensar Technologies, Ltd.	12,054	148,242
Zuari Agro Chemicals, Ltd.	9,847	17,037
Zydus Wellness, Ltd.	5,097	48,259
Indonesia 3.6%		55,895,022
Ace Hardware Indonesia Tbk PT	7,373,800	504,437

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       27

	Shares	Value
Indonesia (continued)
Adaro Energy Tbk PT	17,534,300	$792,442
Adhi Karya Persero Tbk PT	2,087,538	407,200
Agung Podomoro Land Tbk PT (I)	6,497,200	157,847
AKR Corporindo Tbk PT	414,600	253,486
Alam Sutera Realty Tbk PT	14,663,900	376,764
Aneka Tambang Persero Tbk PT (I)	7,045,854	191,725
Arwana Citramulia Tbk PT	2,819,300	119,013
Asahimas Flat Glass Tbk PT	113,500	55,268
Astra Agro Lestari Tbk PT	454,800	504,526
Astra Graphia Tbk PT	606,500	79,377
Astra International Tbk PT	4,671,400	2,372,549
Bakrie & Brothers Tbk PT (I)	123,895,361	463,264
Bakrie Sumatera Plantations Tbk PT (I)	17,913,000	66,980
Bakrie Telecom Tbk PT (I)	34,369,000	128,511
Bakrieland Development Tbk PT (I)	32,977,500	123,308
Bank Bukopin Tbk PT	3,763,166	153,155
Bank Central Asia Tbk PT	3,267,500	3,289,817
Bank Danamon Indonesia Tbk PT	2,409,671	724,777
Bank Mandiri Persero Tbk PT	2,013,246	1,430,736
Bank Negara Indonesia Persero Tbk PT	2,116,803	802,910
Bank Pan Indonesia Tbk PT (I)	6,677,400	287,563
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	2,142,200	147,773
Bank Permata Tbk PT	25,500	1,202
Bank Rakyat Indonesia Persero Tbk PT	5,640,800	4,666,218
Bank Tabungan Negara Persero Tbk PT	3,692,198	457,901
Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	48,257
Barito Pacific Tbk PT (I)	2,253,400	66,445
Bayan Resources Tbk PT (I)	98,000	58,610
Bekasi Fajar Industrial Estate Tbk PT	1,683,700	34,079
Benakat Petroleum Energy Tbk PT (I)	3,785,000	14,138
Berau Coal Energy Tbk PT (I)	2,539,400	15,572
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
BISI International Tbk PT	915,700	98,879
Budi Starch & Sweetener Tbk PT (I)	2,039,000	9,451
Bumi Resources Tbk PT (I)	31,738,030	118,660
Bumi Serpong Damai Tbk PT	4,788,900	602,552
Bumi Teknokultura Unggul Tbk PT (I)	252,400	24,921
Central Proteinaprima Tbk PT (I)	2,611,400	9,764
Charoen Pokphand Indonesia Tbk PT	2,426,920	612,539
Ciputra Development Tbk PT	12,615,510	1,206,424
Ciputra Property Tbk PT	2,446,305	67,639
Ciputra Surya Tbk PT	1,130,768	152,160
Citra Marga Nusaphala Persada Tbk PT (I)	1,848,260	244,723
Darma Henwa Tbk PT (I)	20,860,500	78,001
Delta Dunia Makmur Tbk PT (I)	1,554,100	7,433
Dharma Satya Nusantara Tbk PT (I)	603,500	20,595
Eagle High Plantations Tbk PT (I)	10,835,900	184,639

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       28

	Shares	Value
Indonesia (continued)
Elnusa Tbk PT	4,227,800	$87,283
Energi Mega Persada Tbk PT (I)	40,739,638	152,311
Erajaya Swasembada Tbk PT	1,275,100	47,337
Eureka Prima Jakarta Tbk PT (I)	267,600	9,206
Exploitasi Energi Indonesia Tbk PT (I)	3,373,000	12,605
Fajar Surya Wisesa Tbk PT	146,500	10,954
Gajah Tunggal Tbk PT	1,808,900	65,279
Garuda Indonesia Persero Tbk PT (I)	2,851,600	86,981
Global Mediacom Tbk PT	7,840,700	512,615
Golden Eagle Energy Tbk PT (I)	368,800	1,646
Gudang Garam Tbk PT	102,243	486,689
Hanson International Tbk PT (I)	7,026,400	449,018
Harum Energy Tbk PT (I)	846,200	44,926
Hexindo Adiperkasa Tbk PT	117,000	10,582
Holcim Indonesia Tbk PT	1,567,500	109,684
Indah Kiat Pulp & Paper Corp. Tbk PT	3,394,900	224,466
Indika Energy Tbk PT (I)	2,104,400	20,458
Indo Tambangraya Megah Tbk PT	450,900	227,572
Indocement Tunggal Prakarsa Tbk PT	612,700	916,747
Indofood CBP Sukses Makmur Tbk PT	291,200	342,604
Indofood Sukses Makmur Tbk PT	4,175,900	2,199,189
Indosat Tbk PT (I)	997,900	386,107
Inovisi Infracom Tbk PT (I)	671,012	5,871
Intiland Development Tbk PT	6,552,800	247,343
Japfa Comfeed Indonesia Tbk PT (I)	6,111,900	349,430
Jasa Marga Tbk PT	1,431,300	567,112
Kalbe Farma Tbk PT	10,794,000	1,049,908
Kawasan Industri Jababeka Tbk PT	17,516,313	303,636
Krakatau Steel Persero Tbk PT (I)	2,430,900	66,846
Kresna Graha Sekurindo Tbk PT (I)	661,400	106,335
Lippo Cikarang Tbk PT (I)	589,900	269,942
Lippo Karawaci Tbk PT	12,137,125	929,999
Malindo Feedmill Tbk PT (I)	745,100	73,492
Matahari Department Store Tbk PT	730,700	1,010,148
Matahari Putra Prima Tbk PT	1,428,200	192,028
Mayora Indah Tbk PT	258,808	580,464
Medco Energi Internasional Tbk PT	2,121,400	155,082
Media Nusantara Citra Tbk PT	4,577,300	635,750
Metrodata Electronics Tbk PT	253,851	12,335
Mitra Adiperkasa Tbk PT (I)	561,000	178,161
MNC Investama Tbk PT	25,245,900	247,167
MNC Sky Vision Tbk PT (I)	451,800	35,640
Modernland Realty Tbk PT	5,237,200	133,105
Multipolar Corp. Tbk PT	7,312,900	155,745
Nippon Indosari Corpindo Tbk PT	1,003,500	92,268
Nirvana Development Tbk PT (I)	5,351,300	39,595
Nusantara Infrastructure Tbk PT (I)	7,427,000	58,842

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       29

	Shares	Value
Indonesia (continued)
Pabrik Kertas Tjiwi Kimia Tbk PT	642,000	$23,679
Pakuwon Jati Tbk PT	24,214,400	828,204
Pan Brothers Tbk PT	3,506,800	127,158
Panin Financial Tbk PT (I)	17,091,100	190,238
Panin Sekuritas Tbk PT	22,500	5,848
Paninvest Tbk PT (I)	1,443,000	52,854
Pembangunan Perumahan Persero Tbk PT	2,512,600	693,413
Perusahaan Gas Negara Persero Tbk PT	4,271,600	840,624
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,154,800	336,931
Ramayana Lestari Sentosa Tbk PT	3,714,300	213,618
Resource Alam Indonesia Tbk PT (I)	392,500	11,863
Salim Ivomas Pratama Tbk PT	1,743,000	47,039
Samindo Resources Tbk PT	31,500	1,101
Sampoerna Agro Tbk PT	779,600	106,066
Samudera Indonesia Tbk PT	14,100	4,739
Sawit Sumbermas Sarana Tbk PT	1,510,100	223,540
Selamat Sempurna Tbk PT	1,070,500	354,183
Semen Baturaja Persero Tbk PT	1,308,400	32,291
Semen Indonesia Persero Tbk PT	2,346,800	1,797,740
Sentul City Tbk PT	36,551,100	155,660
Sigmagold Inti Perkasa Tbk PT (I)	375,500	11,850
Siloam International Hospitals Tbk PT	70,200	41,612
Sinar Mas Multiartha Tbk PT	37,000	14,163
Sri Rejeki Isman Tbk PT	9,098,000	163,799
Sugih Energy Tbk PT (I)	12,804,400	373,543
Summarecon Agung Tbk PT	9,809,700	1,167,822
Surya Citra Media Tbk PT	3,301,000	714,980
Surya Semesta Internusa Tbk PT	3,741,700	183,238
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	745,800	282,734
Telekomunikasi Indonesia Persero Tbk PT	3,679,100	891,624
Telekomunikasi Indonesia Persero Tbk PT, ADR	66,136	3,243,971
Tempo Scan Pacific Tbk PT	242,800	31,806
Tiga Pilar Sejahtera Food Tbk (I)	1,910,000	149,877
Timah Persero Tbk PT	3,262,880	138,926
Tiphone Mobile Indonesia Tbk PT	2,122,100	117,363
Total Bangun Persada Tbk PT	628,300	26,063
Tower Bersama Infrastructure Tbk PT (I)	1,400,600	604,059
Trias Sentosa Tbk PT	1,000,000	22,721
Trimegah Securities Tbk PT (I)	1,137,100	5,188
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	11,628
Tunas Baru Lampung Tbk PT	1,768,600	66,090
Tunas Ridean Tbk PT	872,500	55,436
Unilever Indonesia Tbk PT	593,100	1,973,241
United Tractors Tbk PT	1,602,600	1,857,945
Vale Indonesia Tbk PT (I)	2,534,200	290,826
Visi Media Asia Tbk PT (I)	5,492,300	114,916

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       30

	Shares	Value
Indonesia (continued)
Waskita Karya Persero Tbk PT	1,464,302	$211,238
Wijaya Karya Persero Tbk PT	664,200	129,357
XL Axiata Tbk PT (I)	2,804,600	817,484
Malaysia 4.8%		75,711,750
Adventa BHD (I)	25,200	5,441
Aeon Company BHD	535,000	328,166
AEON Credit Service M BHD	10,360	29,383
Affin Holdings BHD	504,290	257,769
AirAsia BHD	1,555,600	543,497
AirAsia X Bhd (I)	924,550	54,875
Alam Maritim Resources BHD (I)	374,200	31,987
Alliance Financial Group BHD	1,006,600	875,517
AMMB Holdings BHD	1,742,050	1,794,040
Amway Malaysia Holdings BHD	400	893
Ann Joo Resources BHD	234,300	35,098
APM Automotive Holdings BHD	102,500	98,452
Astro Malaysia Holdings BHD	830,700	539,203
Axiata Group BHD	1,256,444	1,768,336
Barakah Offshore Petroleum BHD	227,500	41,836
Batu Kawan BHD	33,400	141,004
Benalec Holdings BHD	345,500	41,969
Berjaya Assets BHD	377,900	71,796
Berjaya Auto BHD	413,800	216,340
Berjaya Corp. BHD	2,267,000	215,562
Berjaya Land BHD (I)	846,900	140,921
Berjaya Sports Toto BHD	625,678	476,078
BIMB Holdings BHD	586,200	501,965
Bintulu Port Holdings BHD	300	500
Bonia, Corp. BHD	527,800	82,166
Boustead Holdings BHD	387,606	376,167
Boustead Plantations BHD	84,200	30,837
British American Tobacco Malaysia BHD	62,300	829,823
Bumi Armada BHD	1,484,300	339,970
Bursa Malaysia BHD	345,700	707,415
Cahya Mata Sarawak BHD	397,500	473,186
Can-One BHD	19,500	18,267
Carlsberg Brewery Malaysia BHD	168,900	503,568
CB Industrial Product Holding BHD	275,740	137,736
CIMB Group Holdings BHD	1,655,806	1,779,367
Coastal Contracts BHD	222,566	88,339
Cypark Resources BHD	129,400	50,476
Daibochi Plastic & Packaging Industry BHD	21,840	11,595
Datasonic Group BHD	158,100	53,376
Daya Materials BHD (I)	1,450,200	29,303
Dayang Enterprise Holdings BHD	309,600	94,734
Dialog Group BHD	1,849,160	689,848
DiGi.Com BHD	1,256,580	1,472,974

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       31

	Shares	Value
Malaysia (continued)
DRB-Hicom BHD	1,092,000	$258,379
Dutch Lady Milk Industries BHD	9,900	116,582
Eastern & Oriental BHD (I)	753,367	281,343
ECM Libra Financial Group BHD	100,844	9,723
Eco World Development Group BHD (I)	339,000	105,599
Evergreen Fibreboard BHD (I)	461,850	128,541
Felda Global Ventures Holdings BHD	1,014,000	368,769
Gadang Holdings BHD	44,000	21,656
Gamuda BHD	555,600	586,486
Gas Malaysia BHD	132,500	74,386
GD Express Carrier BHD	48,200	19,117
Genting BHD	1,545,600	2,894,415
Genting Malaysia BHD	772,700	758,044
Genting Plantations BHD	64,000	165,016
Globetronics Technology BHD	249,080	325,802
Goldis BHD	259,063	135,718
Guinness Anchor BHD	133,500	440,642
GuocoLand Malaysia BHD	183,100	51,361
Hai-O Enterprise BHD	58,500	33,273
Hap Seng Consolidated BHD	633,000	1,155,458
Hartalega Holdings BHD	439,400	511,476
Hock Seng LEE BHD	188,092	87,171
Hong Leong Bank BHD	293,334	917,928
Hong Leong Financial Group BHD	275,661	916,925
Hong Leong Industries BHD	84,300	123,304
Hovid BHD	328,500	33,976
Hua Yang BHD	148,366	63,516
Hume Industries BHD	67,932	50,083
Hwang Capital Malaysia BHD	14,800	8,620
I-BHD	439,400	50,137
IFCA MSC BHD	233,900	41,419
IHH Healthcare BHD	323,400	491,728
IJM Corp. BHD	2,151,760	1,754,768
IJM Plantations BHD	143,800	126,193
Inari Amertron BHD	401,062	308,002
Insas BHD	406,574	68,141
IOI Corp. BHD	1,419,700	1,586,598
IOI Properties Group BHD	762,457	371,506
Iris Corp. BHD (I)	1,485,500	63,574
Iskandar Waterfront City BHD (I)	335,500	62,314
JAKS Resources BHD (I)	413,200	113,867
Jaya Tiasa Holdings BHD	310,305	99,571
JCY International BHD	316,000	50,330
K&N Kenanga Holdings BHD	312,317	37,122
Karex BHD	24,200	22,497
Keck Seng Malaysia BHD	234,450	302,735
Kian JOO CAN Factory BHD (I)	329,200	246,834

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       32

	Shares	Value
Malaysia (continued)
Kim Loong Resources BHD	37,800	$27,599
Kimlun Corp. BHD	93,700	34,166
KLCCP Stapled Group	231,300	385,071
KNM Group BHD (I)	1,828,410	199,384
Kossan Rubber Industries BHD	334,000	516,957
KPJ Healthcare BHD	446,400	462,907
Kretam Holdings BHD (I)	140,100	18,662
KSL Holdings BHD	563,210	171,497
Kuala Lumpur Kepong BHD	111,058	628,466
KUB Malaysia BHD (I)	384,800	23,774
Kulim Malaysia BHD	412,300	379,248
Kumpulan Europlus BHD (I)	192,200	40,441
Kumpulan Fima BHD	93,300	39,254
Kumpulan Perangsang Selangor BHD	202,200	48,068
Lafarge Malaysia BHD	271,000	585,989
Land & General BHD	1,002,200	83,374
Landmarks BHD (I)	232,900	51,986
LBS Bina Group BHD	210,000	67,417
Lingkaran Trans Kota Holdings BHD	80,200	95,340
Lion Industries Corp. BHD (I)	490,300	25,648
LPI Capital BHD	31,500	110,875
Magnum BHD	464,300	278,199
Mah Sing Group BHD	1,445,012	450,221
Malayan Banking BHD	1,676,145	3,391,170
Malayan Flour Mills BHD	278,800	81,550
Malaysia Airports Holdings BHD	419,388	583,638
Malaysia Building Society BHD	335,287	106,066
Malaysia Marine and Heavy Engineering Holdings BHD (I)	213,800	51,298
Malaysian Bulk Carriers BHD	282,500	37,641
Malaysian Pacific Industries BHD	84,338	158,994
Malaysian Resources Corp. BHD	850,600	228,770
Malton BHD	320,100	56,691
Matrix Concepts Holdings BHD	333,083	182,142
Maxis BHD	693,885	1,009,586
MBM Resources BHD	151,150	81,683
Media Chinese International, Ltd.	286,200	44,566
Media Prima BHD	892,780	288,727
Mega First Corp. BHD	175,400	90,934
MISC BHD	354,450	737,038
Mitrajaya Holdings BHD	41,100	11,220
MK Land Holdings BHD	446,700	38,240
MKH BHD	200,533	107,800
MMC Corp. BHD	1,107,100	429,348
MNRB Holdings BHD (I)	55,100	37,860
MPHB Capital BHD (I)	145,400	50,853
Mudajaya Group BHD (I)	232,800	62,053
Muhibbah Engineering Malaysia BHD	222,100	120,460

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       33

	Shares	Value
Malaysia (continued)
Mulpha International BHD (I)	740,700	$49,353
My EG Services BHD	1,115,200	575,951
Naim Holdings BHD	109,800	67,323
Nestle Malaysia BHD	1,700	29,999
NTPM Holdings BHD	145,500	32,850
Oldtown BHD	300,900	105,860
Oriental Holdings BHD	344,820	557,448
OSK Holdings BHD	700,545	264,852
Padini Holdings BHD	511,400	261,512
Panasonic Manufacturing Malaysia BHD	10,900	66,853
Pantech Group Holdings BHD	271,084	38,033
Paramount Corp. BHD	163,400	59,441
Parkson Holdings BHD (I)	448,248	95,399
Perisai Petroleum Teknologi BHD (I)	815,800	49,440
PESTECH International BHD	23,200	34,866
Petronas Chemicals Group BHD	906,700	1,455,890
Petronas Dagangan BHD	113,700	667,531
Petronas Gas BHD	213,700	1,118,292
Pharmaniaga BHD	12,000	16,963
POS Malaysia BHD	404,900	200,249
Power Root BHD	71,000	40,009
PPB Group BHD	172,400	655,806
Press Metal BHD	538,400	271,472
Protasco BHD	261,600	95,222
Public Bank BHD	960,060	4,216,880
Puncak Niaga Holding BHD	105,800	26,164
QL Resources BHD	404,200	425,733
RCE Capital BHD	238,950	15,038
RHB Capital BHD	320,479	404,153
Rimbunan Sawit BHD (I)	338,000	42,992
Salcon BHD	502,100	66,845
Sapurakencana Petroleum BHD	3,734,457	1,681,476
Sarawak Cable BHD	47,900	18,102
Sarawak Oil Palms BHD	110,400	112,380
Scientex BHD	125,400	319,586
Scomi Group BHD (I)	1,322,200	58,052
Scomi Marine BHD (I)	699,300	34,025
SEG International BHD	19,800	6,041
Selangor Dredging BHD	234,000	50,657
Selangor Properties BHD	18,300	24,503
Shangri-La Hotels Malaysia BHD	36,700	49,481
Shell Refining Company Federation of Malaya BHD (I)	67,000	47,943
SHL Consolidated BHD	113,500	78,527
Sime Darby BHD	556,602	989,757
SP Setia BHD	261,940	186,825
Star Media Group BHD	306,500	175,682
Sunway BHD	567,328	404,726

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       34

	Shares	Value
Malaysia (continued)
Sunway Construction Group BHD (I)	92,562	$30,819
Supermax Corp. BHD	265,300	181,122
Suria Capital Holdings BHD	217,400	118,746
Syarikat Takaful Malaysia BHD	268,000	251,623
Symphony Life BHD	174,168	29,617
TA Ann Holdings BHD	253,540	310,106
TA Enterprise BHD	1,374,900	171,630
TA Global BHD	1,782,340	99,394
Talam Transform BHD (I)	2,215,600	28,966
Taliworks Corp. BHD	267,200	94,693
Tambun Indah Land BHD	159,800	51,306
Tan Chong Motor Holdings BHD	191,600	108,927
Tanjung Offshore BHD (I)	192,400	14,176
Tasek Corp. BHD	5,400	19,132
TDM BHD	609,695	97,801
Telekom Malaysia BHD	469,756	737,162
Tenaga Nasional BHD	1,075,200	3,354,612
TH Plantations BHD	185,160	50,652
Time dotCom BHD	329,540	567,420
Tiong NAM Logistics Holdings	140,900	39,839
Top Glove Corp. BHD	662,200	886,149
Tropicana Corp. BHD	358,991	97,328
TSH Resources BHD	395,200	174,763
Tune Ins Holdings BHD	271,000	77,360
Uchi Technologies BHD	134,300	53,005
UEM Edgenta BHD	230,400	186,618
UEM Sunrise BHD	1,243,266	291,024
UMW Holdings BHD	572,400	963,513
UMW Oil and Gas Corp. BHD (I)	437,300	99,604
Unisem M BHD	620,220	336,303
United Malacca BHD	112,550	161,651
United Plantations BHD	24,700	152,089
United U-Li Corp. BHD	54,400	68,535
UOA Development BHD	436,900	222,364
Uzma BHD (I)	121,700	48,698
VS Industry BHD	808,485	244,034
Wah Seong Corp. BHD	337,690	64,219
WCT Holdings BHD	596,248	222,527
Wellcall Holdings BHD	223,400	129,538
Westports Holdings Bhd	594,500	569,716
Wing Tai Malaysia BHD	379,950	105,752
WTK Holdings BHD	209,300	69,176
Yinson Holdings BHD	163,100	109,398
YNH Property BHD (I)	300,001	139,038
YTL Corp. BHD	5,447,958	2,033,850
YTL E-Solutions BHD	86,200	11,074
YTL Power International BHD	1,248,975	433,630

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       35

	Shares	Value
Malaysia (continued)
Zhulian Corp. BHD	71,300	$23,578
Malta 0.2%		3,423,117
Brait SE (I)(L)	350,774	3,406,966
Tiso Blackstar Group SE	32,132	16,151
Mexico 5.7%		88,857,151
Alfa SAB de CV, Class A	2,790,341	5,048,162
Alpek SA de CV	402,912	603,590
Alsea SAB de CV (L)	441,026	1,660,963
America Movil SAB de CV, Series L	9,527,383	6,484,716
America Movil SAB de CV, Series L, ADR	111,774	1,515,655
Arca Continental SAB de CV	309,700	1,889,460
Axtel SAB de CV (I)	1,177,009	495,344
Banregio Grupo Financiero SAB de CV	252,356	1,275,699
Bio Pappel SAB de CV (I)	18,527	18,364
Bolsa Mexicana de Valores SAB de CV	312,172	430,808
Cemex SAB de CV (I)	746,963	411,592
Cemex SAB de CV, ADR (I)	462,522	2,562,372
Cia Minera Autlan SAB de CV, Series B (I)	60,050	19,476
Coca-Cola Femsa SAB de CV, ADR (L)	20,703	1,520,635
Consorcio ARA SAB de CV	918,316	279,091
Corporacion Inmobiliaria Vesta SAB de CV	439,286	637,243
Credito Real SAB de CV	32,494	68,823
Dine SAB de CV (I)	103,700	58,628
El Puerto de Liverpool SAB de CV	27,005	298,962
Empresas ICA SAB de CV, ADR (I)(L)	201,191	196,302
Fomento Economico Mexicano SAB de CV	85,789	803,947
Fomento Economico Mexicano SAB de CV, ADR	50,004	4,679,874
Genomma Lab Internacional SAB de CV, Class B (I)(L)	686,456	446,026
Gentera SAB de CV	622,271	1,162,167
Gruma SAB de CV, Class B	255,518	4,088,006
Grupo Aeromexico SAB de CV (I)(L)	200,247	427,444
Grupo Aeroportuario del Centro Norte SAB de CV (I)	144,802	687,670
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (I)	11,558	437,008
Grupo Aeroportuario del Pacifico SAB de CV, ADR	40,834	3,220,986
Grupo Aeroportuario del Sureste SAB de CV, ADR	12,278	1,718,183
Grupo Bimbo SAB de CV, Series A (I)	782,215	2,236,626
Grupo Carso SAB de CV, Series A1	385,712	1,558,804
Grupo Cementos de Chihuahua SAB de CV	57,000	139,906
Grupo Comercial Chedraui SA de CV	209,835	555,548
Grupo Elektra SAB de CV (L)	42,753	787,617
Grupo Famsa SAB de CV, Class A (I)	279,016	196,835
Grupo Financiero Banorte SAB de CV	855,247	4,316,804
Grupo Financiero Inbursa SAB de CV, Series O	843,288	1,500,522
Grupo Financiero Interacciones SA de CV	72,172	375,390
Grupo Financiero Santander Mexico SAB de CV, Class B	555,938	892,629
Grupo Gigante SAB de CV (I)	168,900	344,694

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       36

	Shares	Value
Mexico (continued)
Grupo Herdez SAB de CV	211,372	$447,111
Grupo Industrial Maseca SAB de CV, Series B	2,600	3,273
Grupo Industrial Saltillo SAB de CV	100,600	163,635
Grupo KUO SAB de CV, Series B	206,101	356,954
Grupo Mexico SAB de CV, Series B	2,641,204	5,556,289
Grupo Pochteca SAB de CV (I)	20,836	11,286
Grupo Sanborns SAB de CV	340,476	452,966
Grupo Simec SAB de CV, Series B (I)(L)	107,636	249,944
Grupo Sports World SAB de CV (I)	27,369	30,026
Grupo Televisa SAB	703,885	3,621,921
Grupo Televisa SAB, ADR	94,559	2,430,166
Hoteles City Express SAB de CV (I)(L)	99,694	122,239
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	115,901	135,974
Industrias Bachoco SAB de CV, ADR (L)	7,062	340,953
Industrias Bachoco SAB de CV, Series B	164,751	663,184
Industrias CH SAB de CV, Series B (I)	233,414	693,161
Industrias Penoles SAB de CV	66,589	780,483
Infraestructura Energetica Nova SAB de CV	119,169	466,685
Kimberly-Clark de Mexico SAB de CV, Class A	930,039	2,041,674
La Comer SAB de CV (I)	597,677	576,579
Maxcom Telecomunicaciones SAB de CV (I)	86,584	3,295
Megacable Holdings SAB de CV	222,519	862,829
Mexichem SAB de CV	873,862	1,820,506
Minera Frisco SAB de CV, Class A1 (I)	767,696	373,897
OHL Mexico SAB de CV (I)	625,694	729,919
Organizacion Cultiba SAB de CV	44,034	53,798
Organizacion Soriana SAB de CV, Series B (I)	1,439,923	3,200,711
Promotora y Operadora de Infraestructura SAB de CV	113,927	1,318,361
Qualitas Controladora SAB de CV (I)	223,022	241,105
Rassini SAB de CV	5,950	22,645
Telesites SAB (I)	588,143	313,373
TV Azteca SAB de CV	686,013	84,380
Urbi Desarrollos Urbanos SAB de CV (I)	883,860	536
Vitro SAB de CV, Series A	49,650	156,864
Wal-Mart de Mexico SAB de CV	1,901,700	4,477,858
Netherlands 0.4%		6,225,221
Steinhoff International Holdings NV	1,014,513	5,415,241
VimpelCom, Ltd., ADR (L)	228,808	809,980
Peru 0.2%		2,692,056
Cementos Pacasmayo SAA, ADR	10,202	64,885
Compania de Minas Buenaventura SA, ADR (I)	21,714	113,347
Credicorp, Ltd.	20,487	2,401,896
Grana y Montero SAA, ADR (L)	30,498	111,928
Philippines 1.9%		29,936,598
Aboitiz Equity Ventures, Inc.	798,360	958,461

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       37

	Shares	Value
Philippines (continued)
Aboitiz Power Corp.	616,500	$556,534
Alliance Global Group, Inc.	2,257,500	684,922
Alsons Consolidated Resources, Inc. (I)	3,145	1,184
Alsons Consolidated Resources, Inc.	629,000	20,885
Atlas Consolidated Mining & Development (I)	664,800	59,865
Ayala Corp.	72,870	1,055,737
Ayala Land, Inc.	2,578,000	1,777,395
Bank of the Philippine Islands	218,585	384,696
BDO Unibank, Inc.	540,031	1,124,690
Belle Corp.	4,310,000	278,936
Bloomberry Resorts Corp.	1,527,500	134,149
Cebu Air, Inc.	296,840	518,099
China Banking Corp.	303,014	230,121
COL Financial Group, Inc.	10,000	2,944
Cosco Capital, Inc.	2,958,200	464,478
D&L Industries, Inc.	2,482,300	443,477
DMCI Holdings, Inc.	2,967,000	798,323
East West Banking Corp. (I)	55,200	16,628
EEI Corp.	297,300	43,689
Emperador, Inc.	628,900	95,209
Empire East Land Holdings, Inc. (I)	3,056,000	52,696
Energy Development Corp.	10,729,200	1,286,159
Filinvest Land, Inc.	10,011,750	319,916
First Gen Corp.	1,310,400	545,629
First Philippine Holdings Corp.	335,440	426,585
Globe Telecom, Inc.	17,780	660,975
GT Capital Holdings, Inc.	18,400	505,269
International Container Terminal Services, Inc.	470,290	613,304
JG Summit Holdings, Inc.	607,830	854,876
Jollibee Foods Corp.	214,110	985,698
Leisure & Resorts World Corp.	373,000	59,230
Lepanto Consolidated Mining Company, Class B (I)	6,204,363	38,532
Lopez Holdings Corp.	2,713,200	302,912
LT Group, Inc.	882,100	298,617
Manila Electric Company	97,870	668,969
Manila Water Company, Inc.	1,222,200	688,792
Max's Group, Inc (I)	66,000	22,751
Megawide Construction Corp. (I)	31,770	3,942
Megaworld Corp.	7,157,600	541,508
Melco Crown Philippines Resorts Corp. (I)	1,160,600	47,547
Metro Pacific Investments Corp.	6,997,900	853,674
Metropolitan Bank & Trust Company	104,334	165,819
Pepsi-Cola Products Philippines, Inc.	1,939,000	128,397
Petron Corp.	1,650,900	313,836
Philippine Long Distance Telephone Company	39,335	1,509,666
Philippine National Bank (I)	379,680	415,438
Philippine Stock Exchange, Inc.	20,064	113,926

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       38

	Shares	Value
Philippines (continued)
Philweb Corp.	628,140	$303,585
Puregold Price Club, Inc.	506,500	362,203
RFM Corp.	101,000	8,155
Rizal Commercial Banking Corp.	425,640	290,812
Robinsons Land Corp.	1,633,550	901,046
Robinsons Retail Holdings, Inc.	182,790	235,292
San Miguel Corp.	473,334	744,448
Security Bank Corp.	227,427	681,343
Semirara Mining And Power Corp.	218,000	563,621
SM Investments Corp.	33,210	572,631
SM Prime Holdings, Inc.	1,920,104	835,142
Top Frontier Investment Holdings, Inc. (I)	25,432	86,639
Trans-Asia Oil & Energy Development Corp.	377,000	17,989
Travellers International Hotel Group, Inc.	192,400	15,377
Union Bank of Philippines, Inc.	470,571	552,246
Universal Robina Corp.	297,420	1,237,785
Vista Land & Lifescapes, Inc.	4,879,300	453,199
Poland 1.9%		29,131,751
ABC Data SA	23,575	19,218
Action SA	5,661	33,228
Agora SA (I)	51,367	147,560
Alior Bank SA (I)	26,217	392,336
Amica Wronki SA	1,682	73,699
AmRest Holdings SE (I)	6,606	290,885
Apator SA	6,846	47,043
Asseco Poland SA	101,333	1,447,607
ATM SA	2,780	6,513
Bank Handlowy w Warszawie SA	8,880	177,872
Bank Millennium SA (I)(L)	369,416	541,732
Bank Pekao SA	12,516	466,002
Bank Zachodni WBK SA (I)	12,761	874,242
Bioton SA (I)(L)	63,938	189,419
Boryszew SA	152,807	172,330
Budimex SA	13,792	707,347
CCC SA	13,778	515,626
CD Projekt SA (I)(L)	49,597	285,485
Ciech SA (I)	49,872	916,856
ComArch SA (I)	2,909	84,325
Cyfrowy Polsat SA (I)	87,883	505,351
Emperia Holding SA	9,026	157,523
Enea SA	163,731	452,211
Energa SA	62,040	196,793
Eurocash SA	77,844	965,785
Fabryki Mebli Forte SA	20,572	271,100
Famur SA (I)	29,897	12,053
Firma Oponiarska Debica SA	4,011	90,525
Getin Holding SA (I)	301,321	97,059

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       39

	Shares	Value
Poland (continued)
Getin Noble Bank SA (I)(L)	780,891	$114,894
Grupa Azoty SA (I)	23,873	559,759
Grupa Kety SA	15,900	1,129,875
Grupa Lotos SA (I)	75,903	483,013
Impexmetal SA (I)	97,051	58,018
ING Bank Slaski SA	10,630	306,046
Integer.pl SA (I)	797	17,659
Inter Cars SA (L)	1,586	105,219
Jastrzebska Spolka Weglowa SA (I)	46,223	119,007
KGHM Polska Miedz SA	92,850	1,574,798
Kopex SA	12,560	7,597
Kruk SA	2,406	109,787
LC Corp. SA (I)	222,791	104,066
LPP SA	500	632,217
Lubelski Wegiel Bogdanka SA	9,137	72,959
mBank (I)	6,657	536,999
MCI Capital SA (I)	25,380	66,369
Midas SA (I)	187,419	38,038
Netia SA	393,934	502,998
Neuca SA	1,844	160,473
Orange Polska SA	432,487	679,283
Orbis SA	50,764	758,565
Pelion SA	9,437	121,879
Pfleiderer Grajewo SA (I)	6,153	41,228
PGE Polska Grupa Energetyczna SA	611,398	1,973,937
PKP Cargo SA	3,954	46,327
Polnord SA (I)	21,527	59,199
Polski Koncern Miesny Duda SA (I)	2,108	2,989
Polski Koncern Naftowy Orlen SA	238,183	3,794,009
Polskie Gornictwo Naftowe i Gazownictwo SA	656,085	817,262
Powszechna Kasa Oszczednosci Bank Polski SA (I)	147,253	899,106
Powszechny Zaklad Ubezpieczen SA	180,940	1,560,670
Quercus TFI SA (I)	1,202	1,832
Rafako SA (I)	15,011	29,278
Sygnity SA (I)	20,049	43,022
Synthos SA	521,082	514,479
Tauron Polska Energia SA	942,018	596,105
Trakcja SA (I)	27,774	93,958
Vistula Group SA (I)	44,632	30,345
Warsaw Stock Exchange	20,827	201,368
Wawel SA	80	20,038
Zespol Elektrowni Patnow Adamow Konin SA (L)	5,285	9,356
Russia 1.1%		17,311,697
Gazprom PAO, ADR	1,045,268	3,827,546
Lukoil PJSC (I)	46,255	1,633,742
Lukoil PJSC, ADR	6,934	246,088
Magnitogorsk Iron & Steel Works OJSC, GDR	83,117	269,091

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       40

	Shares	Value
Russia (continued)
Mail.Ru Group, Ltd., GDR (I)	7,024	$143,900
Mechel, ADR (I)(L)	34,078	61,340
MegaFon OAO, GDR	30,089	351,422
MMC Norilsk Nickel PJSC, ADR	107,893	1,301,337
Novatek OAO, GDR	11,251	968,407
Novolipetsk Steel OJSC, GDR	40,565	395,735
O'Key Group SA, GDR	12,712	20,223
PhosAgro OAO, GDR	27,916	354,504
PIK Group, GDR (I)	101,350	328,590
Ros Agro PLC, GDR	9,673	166,376
Rosneft OAO, GDR	271,927	1,015,297
Rostelecom OJSC, ADR	36,760	257,473
RusHydro PJSC, ADR	389,869	336,588
Sberbank of Russia, ADR	306,286	1,863,823
Severstal OAO, GDR (L)	55,980	455,819
Tatneft PAO (I)	72,285	1,847,706
TMK PAO, GDR	29,098	77,809
VTB Bank OJSC, GDR	286,742	537,594
X5 Retail Group NV, GDR (I)	45,688	851,287
Singapore 0.0%		85,871
Technovator International, Ltd. (I)	188,000	85,871
South Africa 7.6%		118,559,395
Adbee Rf, Ltd. (I)	21,593	36,879
Adcock Ingram Holdings, Ltd. (L)	122,362	296,091
Adcorp Holdings, Ltd.	85,780	80,490
Advtech, Ltd.	272,532	232,855
AECI, Ltd.	157,352	861,366
African Bank Investments, Ltd. (I)	878,658	17,166
African Oxygen, Ltd.	26,369	26,408
African Rainbow Minerals, Ltd.	79,703	434,991
Afrimat, Ltd.	2,996	4,584
Alexander Forbes Group Holdings, Ltd.	106,479	39,934
Allied Electronics Corp., Ltd., A Shares	83,996	28,894
Anglo American Platinum, Ltd. (I)	27,429	565,205
AngloGold Ashanti, Ltd. (I)	5,521	71,715
AngloGold Ashanti, Ltd., ADR (I)	378,421	4,927,041
ArcelorMittal South Africa, Ltd. (I)	240,520	109,108
Ascendis Health, Ltd.	9,297	11,085
Aspen Pharmacare Holdings, Ltd. (I)	108,850	1,923,735
Assore, Ltd.	17,794	144,256
Astral Foods, Ltd.	50,555	317,284
Attacq, Ltd. (I)	108,362	115,993
Aveng, Ltd. (I)	537,650	100,833
AVI, Ltd.	377,598	1,824,080
Barclays Africa Group, Ltd.	201,771	1,724,474
Barloworld, Ltd.	265,442	1,088,287

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       41

	Shares	Value
South Africa (continued)
Blue Label Telecoms, Ltd.	174,483	$147,771
Capitec Bank Holdings, Ltd.	29,304	870,948
Cashbuild, Ltd.	23,030	415,819
Caxton & CTP Publishers & Printers, Ltd.	226,989	215,518
City Lodge Hotels, Ltd.	36,762	334,319
Clicks Group, Ltd.	268,553	1,567,985
Clover Industries, Ltd.	68,524	69,920
Consolidated Infrastructure Group, Ltd. (I)	20,628	34,599
Coronation Fund Managers, Ltd.	215,758	858,278
DataTec, Ltd.	276,326	805,716
Discovery, Ltd.	123,615	886,542
Distell Group, Ltd.	17,941	180,429
Distribution and Warehousing Network, Ltd. (I)	10,512	2,580
DRDGOLD, Ltd.	375,211	130,690
EOH Holdings, Ltd.	81,986	707,022
Eqstra Holdings, Ltd. (I)	292,995	34,665
Exxaro Resources, Ltd. (L)	118,407	534,130
Famous Brands, Ltd.	70,039	506,997
FirstRand, Ltd.	1,888,372	5,246,015
Gold Fields, Ltd.	22,046	91,951
Gold Fields, Ltd., ADR	948,209	4,048,852
Grand Parade Investments, Ltd. (I)	206,978	48,657
Grindrod, Ltd.	592,903	341,479
Group Five, Ltd.	140,236	172,074
Growthpoint Properties, Ltd.	79,354	120,759
Harmony Gold Mining Company, Ltd., ADR (I)	365,804	1,192,521
Holdsport, Ltd.	6,121	19,994
Hudaco Industries, Ltd.	19,872	118,933
Hulamin, Ltd.	227,519	78,201
Illovo Sugar, Ltd. (I)	277,088	358,406
Impala Platinum Holdings, Ltd. (I)	362,601	761,358
Imperial Holdings, Ltd.	215,820	1,631,936
Investec, Ltd.	104,327	677,121
Invicta Holdings, Ltd.	765	1,839
JSE, Ltd.	27,072	240,947
KAP Industrial Holdings, Ltd.	119,524	45,501
Kumba Iron Ore, Ltd. (L)	44,886	203,906
Lewis Group, Ltd.	130,479	385,306
Liberty Holdings, Ltd.	137,119	1,062,018
Life Healthcare Group Holdings, Ltd.	838,478	1,852,403
Massmart Holdings, Ltd.	130,630	879,822
Mediclinic International PLC	157,107	1,935,273
Merafe Resources, Ltd.	1,760,071	75,572
Metair Investments, Ltd.	156,701	217,674
MMI Holdings, Ltd.	1,055,239	1,549,127
Mondi, Ltd.	70,508	1,258,287
Mpact, Ltd.	300,643	839,472

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       42

	Shares	Value
South Africa (continued)
Mr Price Group, Ltd.	183,868	$1,916,165
MTN Group, Ltd.	1,120,419	9,419,369
Murray & Roberts Holdings, Ltd.	442,758	250,280
Mustek, Ltd.	29,272	11,417
Nampak, Ltd.	556,163	618,354
Naspers, Ltd., N Shares	52,916	6,256,805
Nedbank Group, Ltd.	121,775	1,393,419
Netcare, Ltd.	846,151	1,721,644
Northam Platinum, Ltd. (I)(L)	267,490	561,923
Nu-World Holdings, Ltd.	9,024	12,455
Oceana Group, Ltd.	40,215	289,840
Omnia Holdings, Ltd.	75,820	570,438
Peregrine Holdings, Ltd.	223,799	386,855
Petmin, Ltd.	34,765	2,311
Pick n Pay Stores, Ltd.	214,526	761,213
Pinnacle Holdings, Ltd. (I)	135,354	93,755
Pioneer Foods, Ltd.	75,515	616,918
PPC, Ltd.	583,117	417,265
PSG Group, Ltd.	55,948	612,366
Raubex Group, Ltd.	148,180	148,963
RCL Foods, Ltd.	10,269	8,776
Reunert, Ltd.	173,869	688,192
Royal Bafokeng Platinum, Ltd. (I)	10,865	25,407
Sanlam, Ltd.	829,048	2,786,012
Santam, Ltd.	21,833	273,408
Sappi, Ltd. (I)	345,241	1,404,224
Sappi, Ltd., ADR (I)	384,521	1,526,548
Sasol, Ltd.	202,992	5,462,585
Sasol, Ltd., ADR	101,228	2,744,291
Shoprite Holdings, Ltd.	321,314	3,116,143
Sibanye Gold, Ltd.	58,110	210,362
Sibanye Gold, Ltd., ADR	187,529	2,694,792
Spur Corp., Ltd.	52,155	94,514
Standard Bank Group, Ltd.	432,848	2,966,659
Stefanutti Stocks Holdings, Ltd. (I)	55,487	12,003
Sun International, Ltd.	143,887	628,032
Super Group, Ltd. (I)	560,956	1,473,580
Telkom SA, Ltd.	274,334	930,693
The Bidvest Group, Ltd.	197,013	4,423,767
The Foschini Group, Ltd.	194,215	1,423,912
The SPAR Group, Ltd.	151,251	1,699,901
Tiger Brands, Ltd.	62,670	1,153,191
Tiger Wheels, Ltd. (I)	14,267	0
Tongaat Hulett, Ltd.	102,122	595,317
Transaction Capital, Ltd.	54,064	35,471
Trencor, Ltd.	208,864	525,657
Truworths International, Ltd.	391,810	2,115,437

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       43

	Shares	Value
South Africa (continued)
Tsogo Sun Holdings, Ltd.	512,858	$683,810
Vodacom Group, Ltd.	150,566	1,423,355
Wilson Bayly Holmes-Ovcon, Ltd.	61,425	473,428
Woolworths Holdings, Ltd.	424,171	2,156,087
South Korea 14.8%		232,264,067
Able C&C Company, Ltd. (I)(L)	4,495	96,392
Advanced Nano Products Company, Ltd. (I)	1,831	23,850
Advanced Process Systems Corp. (I)(L)	10,108	169,745
Aekyung Petrochemical Company, Ltd.	1,668	72,300
AfreecaTV Company, Ltd. (I)(L)	7,394	139,231
Agabang&Company (I)	4,653	36,438
Ahn-Gook Pharmaceutical Company, Ltd.	1,780	23,948
Ahnlab, Inc.	796	37,603
AJ Rent A Car Company, Ltd. (I)	9,408	88,962
AK Holdings, Inc. (L)	3,300	144,096
ALUKO Company, Ltd.	11,100	60,611
AMOREPACIFIC Corp.	9,859	2,932,227
AMOREPACIFIC Group	10,338	1,180,664
Amotech Company, Ltd. (I)	2,147	28,787
Anam Electronics Company, Ltd. (I)(L)	24,159	24,318
Anapass, Inc.	4,931	73,594
Asia Cement Company, Ltd. (I)	572	44,165
ASIA Holdings Company, Ltd. (I)	1,030	90,209
Asia Paper Manufacturing Company, Ltd. (I)	3,412	45,975
Asiana Airlines, Inc. (I)	84,180	303,358
AtlasBX Company, Ltd. (I)	5,379	177,275
AUK Corp. (I)	26,549	49,398
Autech Corp.	4,431	17,011
Avaco Company, Ltd.	3,479	17,129
Baiksan Company, Ltd.	7,325	31,649
BH Company, Ltd. (I)	13,457	57,706
Binggrae Company, Ltd. (I)	1,597	90,153
Bioland, Ltd. (L)	4,037	73,321
Bluecom Company, Ltd.	7,710	79,728
BNK Financial Group, Inc.	242,632	1,689,283
Bohae Brewery Company, Ltd. (I)	19,015	26,503
Boryung Pharmaceutical Company, Ltd.	1,847	80,457
Bubang Company, Ltd. (I)	10,764	35,011
Bukwang Pharmaceutical Company, Ltd.	11,411	260,021
Byucksan Corp. (I)	8,041	48,337
CammSys Corp. (I)(L)	17,736	55,862
Capro Corp. (I)(L)	28,435	65,514
Cell Biotech Company, Ltd.	2,474	136,166
Celltrion Pharm, Inc. (I)	2,476	29,892
Celltrion, Inc. (I)(L)	12,695	1,022,114
Chabiotech Company, Ltd. (I)	4,885	54,833
Chadiostech Company, Ltd. (I)(L)	5,824	22,568

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       44

	Shares	Value
South Korea (continued)
Cheil Worldwide, Inc.	20,769	$284,751
Chemtronics Company, Ltd. (I)	8,102	39,458
Chinyang Holdings Corp.	8,006	21,270
Chong Kun Dang Pharmaceutical Corp.	2,072	213,647
Chongkundang Holdings Corp.	982	76,742
Choong Ang Vaccine Laboratory	540	6,540
Chosun Refractories Company, Ltd.	1,489	100,371
CJ CGV Company, Ltd. (L)	7,802	733,947
CJ CheilJedang Corp.	6,095	1,782,272
CJ Corp.	7,575	1,457,538
CJ E&M Corp.	7,556	454,701
CJ Freshway Corp.	1,744	78,106
CJ Korea Express Company, Ltd. (I)	1,227	193,901
CJ O Shopping Company, Ltd.	2,587	391,786
CJ Seafood Corp. (I)	15,980	44,952
CKD Bio Corp. (I)	1,764	39,165
Com2uS Corp. (I)(L)	5,400	537,971
Cosmax BTI, Inc.	1,013	42,957
Cosmax, Inc.	3,537	351,192
Cosmochemical Company, Ltd. (I)	3,900	14,187
Coway Company, Ltd.	23,995	1,890,263
Credu Corp.	751	27,270
Crown Confectionery Company, Ltd.	555	209,654
D.I. Corp.	6,277	27,089
Dae Dong Industrial Company, Ltd. (I)	6,828	43,649
Dae Han Flour Mills Company, Ltd.	885	124,893
Dae Hwa Pharmaceutical Company, Ltd.	5,629	163,292
Dae Won Chemical Company, Ltd. (I)	9,868	25,783
Dae Won Kang Up Company, Ltd.	19,148	69,712
Dae-Il Corp. (I)	6,013	38,806
Daea TI Company, Ltd. (I)	13,163	14,307
Daechang Company, Ltd. (I)	45,234	34,749
Daeduck Electronics Company (I)	31,623	209,236
Daeduck GDS Company, Ltd. (I)	11,650	96,464
Daegu Department Store	4,541	53,770
Daehan New Pharm Company, Ltd. (I)	4,286	53,039
Daehan Steel Company, Ltd.	9,994	63,513
Daekyo Company, Ltd.	11,967	94,393
Daekyung Machinery & Engineering Company, Ltd. (I)(L)	29,000	24,421
Daelim Industrial Company, Ltd.	12,865	835,844
Daeryuk Can Company, Ltd. (I)	2,525	14,485
Daesang Corp.	11,180	284,040
Daesang Holdings Company, Ltd. (I)	16,788	181,019
Daesung Holdings Company, Ltd.	5,122	37,728
Daewon Cable Company, Ltd. (I)	9,500	16,700
Daewon Pharmaceutical Company, Ltd.	5,810	96,453
Daewon San Up Company, Ltd.	1,510	7,049

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       45

	Shares	Value
South Korea (continued)
Daewoo Engineering & Construction Company, Ltd. (I)	47,857	$208,041
Daewoo International Corp.	20,899	322,234
Daewoo Securities Company, Ltd.	82,715	532,788
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (I)	51,862	178,425
Daewoong Company, Ltd.	850	39,854
Daewoong Pharmaceutical Company, Ltd.	2,863	173,835
Daihan Pharmaceutical Company, Ltd.	1,745	36,931
Daishin Securities Company, Ltd.	25,352	244,416
Daou Data Corp.	5,479	60,859
Daou Technology, Inc.	32,570	571,199
Dasan Networks, Inc. (I)	7,405	37,956
Dawonsys Company, Ltd.	2,745	55,785
Dayou Automotive Seat Technology Company, Ltd.	16,525	26,568
Deutsch Motors, Inc. (I)(L)	4,973	13,854
DGB Financial Group, Inc.	121,418	815,544
DHP Korea Company, Ltd	3,519	25,077
Digital Chosun Company, Ltd. (I)	10,179	39,260
Digital Power Communications Company, Ltd.	7,000	23,984
Display Tech Company, Ltd.	8,445	26,440
DK UIL Company, Ltd.	3,126	28,337
DNF Company, Ltd. (I)	3,282	34,241
Dong Ah Tire & Rubber Company, Ltd.	5,776	122,827
Dong-A Pharmaceutical Company, Ltd.	526	101,254
Dong-A ST Company, Ltd.	1,010	128,608
Dong-Ah Geological Engineering Company, Ltd.	2,970	17,958
Dong-Il Corp.	1,199	59,750
Dongbang Transport Logistics Company, Ltd. (I)	9,310	17,948
Dongbu HiTek Company, Ltd. (I)	18,890	231,844
Dongbu Insurance Company, Ltd.	19,236	1,049,229
Dongbu Securities Company, Ltd. (I)	24,395	74,822
Dongbu Steel Company, Ltd. (I)(L)	10,268	21,085
Dongil Industries Company, Ltd. (I)	1,260	62,738
Dongjin Semichem Company, Ltd. (I)	20,619	95,809
Dongkook Industrial Company, Ltd. (I)	5,390	10,827
Dongkook Pharmaceutical Company, Ltd.	1,970	90,236
Dongkuk Industries Company, Ltd. (I)	3,639	11,319
Dongkuk Steel Mill Company, Ltd. (I)	40,064	190,390
Dongkuk Structures & Construction Company, Ltd. (I)	10,176	43,185
Dongsuh Company, Inc.	5,085	121,283
Dongsung Chemical Company, Ltd. (I)(L)	1,620	35,875
Dongsung Holdings Company, Ltd. (I)	20,612	107,373
Dongsung Pharmaceutical Company, Ltd. (I)	5,006	21,493
Dongwha Enterprise Company, Ltd. (I)	710	21,763
Dongwha Pharmaceutical Company, Ltd.	6,592	40,991
Dongwon F&B Company, Ltd.	965	228,935
Dongwon Industries Company, Ltd.	720	159,858
Dongwon Systems Corp. (L)	1,906	108,208

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       46

	Shares	Value
South Korea (continued)
Dongyang E&P, Inc. (I)	815	$8,337
Doosan Corp.	7,036	429,787
Doosan Engine Company, Ltd. (I)(L)	18,930	49,053
Doosan Heavy Industries and Construction Company, Ltd.	34,914	465,657
Doosan Infracore Company, Ltd. (I)(L)	127,391	420,930
DRB Holding Company, Ltd.	8,768	86,080
Duk San Neolux Company, Ltd. (I)	1,612	43,739
Duksan Hi-Metal Company, Ltd. (I)	1,504	12,129
Duksung Company, Ltd.	3,684	19,949
DuzonBlzon Company, Ltd.	16,734	303,667
DY Corp.	15,815	73,508
e Tec E&C, Ltd.	952	76,621
e-LITECOM Company, Ltd.	8,444	103,015
E-Mart Company, Ltd.	7,006	996,425
E1 Corp.	1,749	79,424
Eagon Industries Company, Ltd.	4,424	37,724
Easy Bio, Inc. (I)(L)	17,276	71,598
Ecopro Company, Ltd. (I)(L)	6,273	53,028
EG Corp.	2,045	17,521
ELK Corp. (I)	16,942	38,257
Enex Company, Ltd. (L)	19,726	56,735
ENF Technology Company, Ltd.	4,942	66,010
Eo Technics Company, Ltd. (I)	3,073	311,414
Eugene Corp.	34,119	112,818
Eugene Investment & Securities Company, Ltd. (I)	66,261	155,507
Eugene Technology Company, Ltd.	6,426	73,545
Eusu Holdings Company, Ltd.	8,837	58,142
EVERDIGM Corp.	4,305	30,582
Farmsco (I)	1,995	19,840
Fila Korea, Ltd.	4,985	376,844
Flexcom, Inc. (I)	6,630	10,936
Foosung Company, Ltd. (I)	23,819	85,247
Fursys, Inc.	1,610	46,374
Gaon Cable Company, Ltd.	1,501	23,268
Genic Company, Ltd. (I)(L)	2,558	36,748
GIIR, Inc.	3,590	26,110
Global & Yuasa Battery Company, Ltd.	6,600	200,144
Global Display Company, Ltd. (I)	13,135	36,578
GNCO Company, Ltd. (I)(L)	22,159	28,018
Golfzon Company, Ltd.	2,004	115,738
Golfzon Company, Ltd. (L)	11,575	76,747
Grand Korea Leisure Company, Ltd.	20,391	431,129
Green Cross Corp.	1,426	209,525
Green Cross Holdings Corp.	5,802	193,447
GS Engineering & Construction Corp. (I)	25,019	506,930
GS Global Corp. (I)	12,780	48,957
GS Holdings Corp.	36,079	1,542,302

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       47

	Shares	Value
South Korea (continued)
GS Home Shopping, Inc.	1,841	$273,544
GS Retail Company, Ltd.	7,421	305,538
Gwangju Shinsegae Company, Ltd.	185	36,421
Haesung Industrial Company, Ltd.	1,469	18,463
Halla Corp. (I)	18,491	59,702
Halla Holdings Corp.	5,705	278,384
Han Kuk Carbon Company, Ltd.	14,912	88,428
Hana Financial Group, Inc.	77,139	1,300,248
Hana Micron, Inc. (I)	18,060	73,808
Hana Tour Service, Inc.	5,870	456,410
Hancom, Inc. (I)	7,178	125,598
Handok, Inc.	1,700	43,225
Handsome Company, Ltd.	5,245	170,990
Hanil Cement Company, Ltd.	2,336	170,455
Hanjin Heavy Industries & Construction Company, Ltd. (I)	40,956	106,652
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (I)	10,418	43,867
Hanjin Kal Corp.	20,501	243,205
Hanjin P&C Company, Ltd. (I)	6,774	12,956
Hanjin Shipping Company, Ltd. (I)	98,103	225,238
Hanjin Transportation Company, Ltd.	5,226	203,870
Hankook Shell Oil Company, Ltd.	630	239,378
Hankook Tire Company, Ltd. (I)	46,983	2,027,441
Hankuk Glass Industries, Inc. (I)	1,319	25,962
Hankuk Paper Manufacturing Company, Ltd.	2,917	73,207
Hanmi Pharm Company, Ltd.	430	225,635
Hanmi Science Company, Ltd.	1,155	136,305
Hanmi Semiconductor Company, Ltd.	5,806	61,978
Hanon Systems	114,115	917,871
Hansae Company, Ltd. (L)	11,337	531,940
Hansae Yes24 Holdings Company, Ltd. (L)	10,079	194,814
Hanshin Construction Company, Ltd. (I)	1,870	25,832
Hansol Chemical Company, Ltd.	4,964	228,744
Hansol Holdings Company, Ltd. (I)	26,682	184,040
Hansol HomeDeco Company, Ltd. (I)(L)	52,659	66,486
Hansol Logistics Company, Ltd.	7,427	16,937
Hansol Paper Company, Ltd.	14,358	249,624
Hansol Technics Company, Ltd. (I)	3,158	47,889
Hanssem Company, Ltd.	4,712	969,969
Hanwha Chemical Corp.	42,610	823,938
Hanwha Corp.	42,823	1,173,315
Hanwha General Insurance Company, Ltd. (I)	30,605	195,855
Hanwha Investment & Securities Company, Ltd. (I)	40,687	118,381
Hanwha Life Insurance Company, Ltd.	114,518	566,837
Hanwha Techwin Company, Ltd.	10,035	317,799
Hanwha Timeworld Company, Ltd.	782	38,366
Hanyang Eng Company, Ltd.	6,588	62,341
Hanyang Securities Company, Ltd. (I)	6,305	36,489

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       48

	Shares	Value
South Korea (continued)
Harim Company, Ltd. (I)	8,646	$28,179
Harim Holdings Company, Ltd. (I)	17,498	60,480
Heung-A Shipping Company, Ltd. (L)	43,938	51,240
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	10,451
High Tech Pharm Company, Ltd.	2,280	25,811
Hite Jinro Company, Ltd. (I)	12,486	297,415
Hitejinro Holdings Company, Ltd. (I)	8,830	121,965
HMC Investment Securities Company, Ltd.	12,679	99,625
Hotel Shilla Company, Ltd.	10,985	562,261
HS Industries Company, Ltd. (I)(L)	13,866	88,075
HS R&A Company, Ltd. (I)	4,546	162,224
Huchems Fine Chemical Corp.	10,848	154,787
Humax Company, Ltd.	15,665	167,602
Huons Company, Ltd.	4,588	305,152
Husteel Company, Ltd.	2,237	27,148
Huvis Corp.	10,575	67,205
Huvitz Company, Ltd.	4,064	53,560
Hwa Shin Company, Ltd.	18,268	83,527
Hwacheon Machine Tool Company, Ltd.	730	31,854
HwaSung Industrial Company, Ltd.	2,511	27,509
Hy-Lok Corp.	6,115	124,217
Hyosung Corp.	20,073	2,022,917
HyosungITX Company, Ltd.	1,716	18,316
Hyundai BNG Steel Company, Ltd. (I)	8,640	73,605
Hyundai C&F, Inc. (I)	1,358	27,301
Hyundai Corp. (I)	3,270	54,169
Hyundai Department Store Company, Ltd.	7,674	839,541
Hyundai Development Company (I)	13,335	424,179
Hyundai Elevator Company, Ltd. (I)	6,027	225,236
Hyundai Engineering & Construction Company, Ltd.	52,033	1,600,295
Hyundai Engineering Plastics Company, Ltd. (I)	14,370	106,611
Hyundai Glovis Company, Ltd.	7,822	1,220,300
Hyundai Greenfood Company, Ltd.	7,078	113,163
Hyundai Heavy Industries Company, Ltd. (I)(L)	9,803	816,186
Hyundai Home Shopping Network Corp.	3,804	390,878
Hyundai Hy Communications & Networks Company, Ltd.	23,276	61,539
Hyundai Livart Company, Ltd.	5,269	153,059
Hyundai Marine & Fire Insurance Company, Ltd.	48,812	1,214,617
Hyundai Merchant Marine Company, Ltd. (I)(L)	15,393	36,580
Hyundai Mipo Dockyard Company, Ltd. (I)(L)	5,635	290,296
Hyundai Mobis Company, Ltd.	14,434	2,906,823
Hyundai Motor Company	41,795	4,984,510
Hyundai Pharmaceutical Company, Ltd.	5,541	19,312
Hyundai Rotem Company, Ltd. (I)(L)	10,297	122,817
Hyundai Securities Company, Ltd. (I)	71,127	370,631
Hyundai Steel Company	38,609	1,736,646
Hyundai Wia Corp.	7,392	654,646

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       49

	Shares	Value
South Korea (continued)
i-SENS, Inc. (I)	2,721	$92,285
ICD Company, Ltd. (I)	5,477	41,266
Il Dong Pharmaceutical Company, Ltd.	2,506	50,344
Iljin Display Company, Ltd. (I)(L)	8,100	30,405
Iljin Electric Company, Ltd. (I)	16,490	64,890
Iljin Holdings Company, Ltd. (I)(L)	8,931	89,772
Iljin Materials Company, Ltd. (I)	3,351	31,043
Ilshin Spinning Company, Ltd.	1,044	128,918
Ilsung Pharmaceutical Company, Ltd.	628	55,319
IM Company, Ltd. (I)	6,464	21,127
iMarketKorea, Inc.	6,664	106,061
InBody Company, Ltd.	4,079	171,605
Industrial Bank of Korea (I)	66,836	629,899
Infraware, Inc. (I)	8,594	30,005
InkTec Company, Ltd. (I)(L)	3,756	18,235
Innochips Technology, Inc.	5,203	33,534
InnoWireless, Inc. (I)	2,748	18,617
Innox Corp. (I)	5,393	52,375
Insun ENT Company, Ltd. (I)	8,352	41,323
Intelligent Digital Integrated Securities Company, Ltd.	2,466	36,960
Interflex Company, Ltd. (I)	7,795	67,946
Interojo Company, Ltd.	2,789	94,189
Interpark Corp.	27,330	206,805
INTOPS Company, Ltd.	5,555	87,559
Inzi Controls Company, Ltd. (I)	9,850	41,297
Iones Company, Ltd. (I)	2,430	52,428
IS Dongseo Company, Ltd.	7,865	252,088
ISC Company, Ltd.	2,309	43,780
ISU Chemical Company, Ltd.	8,043	89,637
IsuPetasys Company, Ltd. (L)	32,560	146,776
Jahwa Electronics Company, Ltd.	7,576	94,713
JB Financial Group Company, Ltd.	59,574	257,259
Jcontentree Corp. (I)	45,716	167,138
Jeil Pharmaceutical Company	1,240	44,415
Jeil Savings Bank (I)	1,850	45
Jinro Distillers Company, Ltd.	1,165	30,077
Jinsung T.E.C. (I)	7,934	32,657
JLS Company, Ltd.	3,270	17,004
Joymax Company, Ltd. (I)	1,170	8,119
Jusung Engineering Company, Ltd. (I)	9,683	69,419
JVM Company, Ltd. (I)	992	38,944
JW Pharmaceutical Corp.	2,898	80,225
JYP Entertainment Corp. (I)	3,681	13,242
Kakao Corp. (I)	6,210	476,639
Kangnam Jevisco Company, Ltd. (I)	2,849	84,594
Kangwon Land, Inc. (I)	31,400	1,047,815
KB Capital Company, Ltd.	8,234	129,727

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       50

	Shares	Value
South Korea (continued)
KB Financial Group, Inc., ADR	111,865	$2,657,912
KB Insurance Company, Ltd.	36,723	959,256
KC Cottrell Company, Ltd. (I)	4,309	18,353
KC Green Holdings Company, Ltd.	2,730	16,329
KC Tech Company, Ltd.	9,814	105,694
KCC Corp.	2,523	871,566
KCP Company, Ltd. (L)	5,482	83,959
KEC Corp. (I)	31,302	27,326
KEPCO Engineering & Construction Company, Inc. (I)	1,941	42,585
KEPCO Plant Service & Engineering Company, Ltd. (I)	10,538	606,886
Keyang Electric Machinery Company, Ltd.	9,194	34,611
Keyeast Company, Ltd. (I)(L)	40,686	103,418
KG Chemical Corp. (I)	8,530	101,621
KG Eco Technology Service Company, Ltd.	16,685	44,075
Kginicis Company, Ltd. (I)(L)	12,757	141,227
KGMobilians Company, Ltd. (L)	6,784	59,176
KH Vatec Company, Ltd.	13,339	187,249
Kia Motors Corp.	72,288	2,692,552
KISCO Corp.	3,253	98,532
KISCO Holdings Company, Ltd.	1,771	86,189
Kishin Corp.	3,196	14,701
KISWIRE, Ltd. (I)	4,736	153,301
KIWOOM Securities Company, Ltd. (I)	7,492	361,081
KMH Company, Ltd. (I)	9,295	61,996
Koentec Company, Ltd.	21,575	41,147
Koh Young Technology, Inc.	9,453	278,130
Kolao Holdings (L)	5,208	48,114
Kolon Corp.	1,591	80,506
Kolon Global Corp. (I)	2,729	29,785
Kolon Industries, Inc.	9,712	528,112
Kolon Life Science, Inc. (L)	3,151	483,678
KONA I Company, Ltd. (L)	8,957	145,161
Kook Soon Dang Brewery Company, Ltd.	6,299	31,523
Korea Aerospace Industries, Ltd. (I)	18,965	1,081,809
Korea Alcohol Industrial Company, Ltd.	5,985	30,730
Korea Cast Iron Pipe Industries Company, Ltd.	2,525	22,507
Korea Circuit Company, Ltd. (I)	13,150	125,006
Korea District Heating Corp. (L)	2,794	152,042
Korea Electric Power Corp.	33,194	1,574,766
Korea Electric Power Corp., ADR	84,454	1,988,047
Korea Electric Terminal Company, Ltd.	3,762	264,886
Korea Electronic Power Industrial Development Company, Ltd. (I)	12,412	46,441
Korea Flange Company, Ltd. (I)	4,252	49,180
Korea Gas Corp.	13,440	417,273
Korea Info & Comm (I)	4,786	50,126
Korea Investment Holdings Company, Ltd. (I)	18,307	614,274
Korea Kolmar Company, Ltd. (I)	8,815	573,662

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       51

	Shares	Value
South Korea (continued)
Korea Kolmar Holdings Company, Ltd. (I)	3,119	$115,965
Korea Line Corp. (I)	8,352	108,967
Korea United Pharm, Inc.	4,151	64,621
Korea Zinc Company, Ltd. (I)	2,034	735,916
Korean Air Lines Company, Ltd. (I)	27,802	577,640
Korean Petrochemical Industrial Company, Ltd.	1,114	216,367
Korean Reinsurance Company, Ltd.	54,148	570,159
Kortek Corp.	4,378	38,547
KPX Chemical Company, Ltd.	2,166	83,021
KT Corp.	9,451	220,629
KT Corp., ADR (L)	5,916	70,578
KT Hitel Company, Ltd. (I)	7,435	48,619
KT Skylife Company, Ltd.	20,960	250,306
KT&G Corp.	35,611	3,069,880
KTB Investment & Securities Company, Ltd. (I)	38,896	89,378
Kukdo Chemical Company, Ltd.	2,502	121,305
Kukdong Oil & Chemicals Company, Ltd. (I)	1,095	31,692
Kumho Electric Company, Ltd. (I)	4,559	45,980
Kumho Petrochemical Company, Ltd.	8,095	403,860
Kumho Tire Company, Inc. (I)	81,413	514,098
Kumkang Industrial Company, Ltd.	1,226	32,440
Kwang Dong Pharmaceutical Company, Ltd. (I)	14,837	131,672
Kwang Myung Electric Engineering Company, Ltd. (I)	24,643	39,932
Kwangju Bank	15,635	100,226
Kyeryong Construction Industrial Company, Ltd. (I)	2,159	15,739
Kyobo Securities Company	14,257	109,301
Kyung Dong Navien Company, Ltd.	2,735	66,642
Kyung-In Synthetic Corp. (L)	20,270	56,651
Kyungbang, Ltd.	471	79,840
Kyungchang Industrial Company, Ltd. (I)	12,504	53,246
KyungDong City Gas Company, Ltd.	1,736	108,613
Kyungdong Pharm Company, Ltd.	2,618	35,988
L&F Company, Ltd.	3,049	18,643
LB Semicon, Inc. (I)	25,490	37,172
LEENO Industrial, Inc.	7,356	226,686
LF Corp.	12,624	255,452
LG Chem, Ltd.	13,043	3,170,538
LG Corp.	24,043	1,395,693
LG Display Company, Ltd.	78,594	1,568,940
LG Display Company, Ltd., ADR (L)	373,128	3,735,011
LG Electronics, Inc.	95,401	5,001,922
LG Hausys, Ltd.	6,901	678,970
LG Household & Health Care, Ltd.	4,059	2,849,290
LG Innotek Company, Ltd.	13,170	928,993
LG International Corp.	12,523	336,314
LG Life Sciences, Ltd. (I)	5,043	246,741
LG Uplus Corp.	151,279	1,301,239

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       52

	Shares	Value
South Korea (continued)
LMS Company, Ltd.	6,182	$43,154
Lock & Lock Company, Ltd.	5,794	58,406
Lotte Chemical Corp.	5,234	1,353,881
Lotte Chilsung Beverage Company, Ltd. (I)	176	295,620
Lotte Confectionery Company, Ltd. (I)	313	607,310
Lotte Food Company, Ltd.	321	233,434
LOTTE Himart Company, Ltd. (I)	5,744	247,375
Lotte Non-Life Insurance Company, Ltd. (I)	52,568	114,176
Lotte Shopping Company, Ltd.	2,522	510,355
LS Corp.	16,593	561,543
LS Industrial Systems Company, Ltd.	11,491	363,221
Lumens Company, Ltd. (I)	20,223	83,239
Maeil Dairy Industry Company, Ltd. (I)	3,530	131,745
Mando Corp.	5,039	610,447
Mcnex Company, Ltd.	2,137	42,896
MDS Technology Company, Ltd.	3,901	68,320
Medy-Tox, Inc.	2,682	962,915
MegaStudy Company, Ltd. (I)	2,534	79,037
MegaStudyEdu Company, Ltd (I)	1,467	62,738
Melfas, Inc. (I)(L)	16,445	89,186
Meritz Financial Group, Inc.	4,576	45,950
Meritz Fire & Marine Insurance Company, Ltd.	52,056	661,883
Meritz Securities Company, Ltd.	155,072	417,555
Mi Chang Oil Industrial Company, Ltd.	362	25,356
Mirae Asset Securities Company, Ltd. (I)	34,776	556,256
Miwon Specialty Chemical Company, Ltd.	136	34,425
MK Electron Company, Ltd.	6,599	38,908
MNTech Company, Ltd. (I)	10,947	41,680
Modetour Network, Inc.	5,693	131,865
Moorim P&P Company, Ltd.	14,437	49,241
Moorim Paper Company, Ltd. (I)	28,204	69,265
Muhak Company, Ltd.	4,075	113,758
Namhae Chemical Corp. (I)	6,140	44,349
Namyang Dairy Products Company, Ltd.	328	216,492
NAVER Corp.	8,858	4,108,692
NCSoft Corp.	4,450	865,276
Neowiz Games Corp. (I)	5,880	65,721
NEOWIZ HOLDINGS Corp.	3,728	41,801
NEPES Corp. (I)(L)	20,876	103,902
Nexen Corp.	1,467	89,232
Nexen Tire Corp.	30,792	341,962
Nexon GT Company, Ltd. (I)(L)	10,825	91,798
NH Investment & Securities Company, Ltd. (I)	75,566	597,218
NHN Entertainment Corp. (I)(L)	10,014	441,335
NICE Holdings Company, Ltd. (I)	13,270	229,254
NICE Information Service Company, Ltd. (I)(L)	33,697	226,936
NK Company, Ltd. (I)(L)	8,518	44,529

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       53

	Shares	Value
South Korea (continued)
Nong Shim Holdings Company, Ltd.	742	$87,167
Nong Woo Bio Company, Ltd.	1,192	21,688
NongShim Company, Ltd.	624	204,992
Noroo Holdings Company, Ltd. (I)	556	9,451
NOROO Paint & Coatings Company, Ltd. (I)	4,906	42,946
OCI Company, Ltd. (I)	12,232	904,843
OPTRON-TEC, Inc. (I)(L)	4,724	21,606
Orion Corp.	1,526	1,131,797
Osstem Implant Compnay, Ltd. (I)(L)	9,092	563,684
Ottogi Corp.	356	330,023
Pan Ocean Company, Ltd. (I)	6,160	16,830
Pan-Pacific Company, Ltd. (I)(L)	12,491	47,444
Pang Rim Company, Ltd.	538	10,851
PaperCorea, Inc. (I)(L)	99,660	57,011
Paradise Company, Ltd.	6,487	76,741
Partron Company, Ltd. (L)	41,071	386,229
Paru Company, Ltd. (I)	8,449	38,863
Poonglim Industrial Company, Ltd. (I)	276	491
Poongsan Corp.	19,500	440,399
Poongsan Holdings Corp.	3,947	126,633
POSCO	6,045	974,836
POSCO Chemtech Company, Ltd.	7,992	75,251
POSCO Coated & Color Steel Company, Ltd.	2,860	45,823
Posco ICT Company, Ltd. (I)	29,266	108,983
Posco M-Tech Company, Ltd. (L)	11,680	21,649
POSCO, ADR (L)	59,165	2,388,491
Power Logics Company, Ltd. (I)	15,589	44,253
PSK, Inc.	4,537	31,997
Pulmuone Company, Ltd.	984	150,866
Pyeong Hwa Automotive Company, Ltd.	11,877	110,380
Reyon Pharmaceutical Company, Ltd.	724	19,160
RFsemi Technologies, Inc. (I)	2,994	17,595
RFTech Company, Ltd. (I)	7,268	37,860
Romanson Company, Ltd.	4,877	39,919
S&T Corp.	1,630	30,752
S&T Dynamics Company, Ltd.	16,049	185,753
S&T Holdings Company, Ltd.	6,554	155,732
S&T Motiv Company, Ltd.	3,770	234,380
S-1 Corp.	5,554	412,619
S-Energy Company, Ltd.	4,721	27,883
S-MAC Company, Ltd. (I)	16,003	49,742
S-Oil Corp.	12,009	764,663
Saeron Automotive Corp.	5,190	33,647
Sajo Industries Company, Ltd. (I)	1,299	62,933
Sajohaepyo Corp. (I)	1,028	13,362
Sam Young Electronics Company, Ltd.	11,326	105,774
Sam Yung Trading Company, Ltd. (L)	3,545	64,327

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       54

	Shares	Value
South Korea (continued)
Samchully Company, Ltd. (I)	1,987	$155,916
Samchuly Bicycle Company, Ltd.	1,843	31,181
Samho International Company, Ltd. (I)	3,762	52,391
SAMHWA Paints Industrial Company, Ltd.	4,263	40,189
Samick Musical Instruments Company, Ltd. (L)	15,645	37,412
Samick THK Company, Ltd.	8,300	55,446
Samjin LND Company, Ltd.	6,451	16,069
Samjin Pharmaceutical Company, Ltd.	7,516	150,299
Samkwang Glass	553	37,955
Samlip General Foods Company, Ltd. (I)	1,591	322,559
Samsung Card Company, Ltd.	22,987	664,753
Samsung Electro-Mechanics Company, Ltd.	26,722	1,169,665
Samsung Electronics Company, Ltd.	41,513	39,575,061
Samsung Electronics Company, Ltd., GDR	118	56,282
Samsung Fine Chemicals Company, Ltd.	11,278	338,779
Samsung Fire & Marine Insurance Company, Ltd.	14,131	3,470,557
Samsung Heavy Industries Company, Ltd. (I)(L)	73,033	619,661
Samsung Life Insurance Company, Ltd.	21,757	1,972,809
Samsung SDI Company, Ltd.	7,229	582,840
Samsung Securities Company, Ltd.	25,768	813,210
Samyang Corp.	971	78,424
Samyang Foods Company, Ltd.	552	10,571
Samyang Holdings Corp.	1,173	167,464
Samyang Tongsang Company, Ltd.	690	25,550
Samyoung Chemical Company, Ltd. (I)	21,460	31,673
Sangbo Corp. (I)	5,818	16,482
Sansung Life & Science Company, Ltd. (I)(L)	7,083	129,136
Sapphire Technology Company, Ltd. (I)	2,978	16,411
Satrec Initiative Company, Ltd.	678	19,704
SAVEZONE I&C Corp.	14,007	60,611
SBI Investment Korea Company, Ltd. (I)	39,105	17,598
SBS Contents Hub Company, Ltd.	4,179	41,261
SBS Media Holdings Company, Ltd.	26,444	69,980
SeAH Besteel Corp.	11,694	257,161
SeAH Holdings Corp.	1,055	111,606
SeAH Steel Corp.	3,211	149,952
Sebang Company, Ltd. (I)	9,538	125,339
Seegene, Inc. (I)	3,168	86,567
Sejong Industrial Company, Ltd.	9,971	75,032
Sekonix Company, Ltd.	1,787	24,373
Sempio Foods Company	747	28,522
Seobu T&D (I)(L)	4,865	77,041
Seohan Company, Ltd.	34,966	46,380
Seohee Construction Company, Ltd. (I)	101,313	85,903
Seoul Semiconductor Company, Ltd. (L)	20,246	231,939
SeowonIntech Company, Ltd.	12,160	107,536
Seoyon Company, Ltd. (I)	18,791	178,208

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       55

	Shares	Value
South Korea (continued)
Sewon Cellontech Company, Ltd. (I)(L)	10,000	$30,649
Sewoonmedical Company, Ltd. (L)	13,302	46,006
SFA Engineering Corp.	3,552	183,308
SG Corp. (I)	45,054	41,155
SH Energy Chemical Company, Ltd. (I)(L)	84,833	96,306
Shin Poong Pharmaceutical Company, Ltd. (I)	14,361	52,930
Shin-heung Machine Company, Ltd.	2,056	10,128
Shinhan Financial Group Company, Ltd., ADR	151,641	4,662,961
Shinil Industrial Company, Ltd. (I)(L)	22,839	28,519
Shinsegae Company, Ltd.	3,589	616,378
Shinsegae Engineering & Construction Company, Ltd.	1,642	52,284
Shinsegae Information & Communication Company, Ltd.	840	63,591
Shinsegae International Company, Ltd.	464	32,973
Shinsung Tongsang Company, Ltd. (I)	44,933	48,574
Shinwha Intertek Corp. (I)	9,160	15,744
Shinwon Corp. (I)	30,865	41,757
Shinyoung Securities Company, Ltd.	3,744	156,449
Showbox Corp. (I)	13,526	79,464
Signetics Corp. (I)	36,310	45,860
Sigong Tech Company, Ltd. (I)	4,960	25,578
Silicon Works Company, Ltd.	5,326	124,840
Silla Company, Ltd. (I)	6,091	74,877
SIMMTECH Holdings Company, Ltd. (I)	33,482	68,984
SIMPAC, Inc.	11,000	47,182
Sindoh Company, Ltd.	3,916	161,819
Sinjin SM Company, Ltd.	806	8,470
SJM Company, Ltd.	6,871	38,394
SK Chemicals Company, Ltd.	3,583	231,413
SK Gas Company, Ltd.	3,932	229,502
SK Holdings Company, Ltd.	3,233	649,171
SK Hynix, Inc.	286,773	6,955,140
SK Innovation Company, Ltd.	14,478	1,691,801
SK Materials Company, Ltd. (I)	4,318	412,220
SK Networks Company, Ltd.	45,048	217,308
SK Securities Company, Ltd. (I)(L)	176,490	152,488
SK Telecom Company, Ltd.	2,824	532,377
SKC Company, Ltd.	17,430	437,816
SL Corp. (I)	10,350	147,171
SM Entertainment Company (I)	7,808	253,383
Solborn, Inc. (I)	4,144	17,327
Solid, Inc.	7,566	34,422
Songwon Industrial Company, Ltd.	8,122	114,123
Soulbrain Company, Ltd.	6,504	222,225
Ssangyong Cement Industrial Company, Ltd. (I)	13,850	216,433
STS Semiconductor & Telecommunications (I)(L)	33,987	63,687
STX Corp. (I)	8,863	21,960
STX Engine Company, Ltd. (I)	1,692	9,684

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       56

	Shares	Value
South Korea (continued)
Suheung Capsule Company, Ltd.	3,679	$109,638
Sunchang Corp.	4,139	38,552
Sung Kwang Bend Company, Ltd. (I)	14,332	105,056
Sungchang Enterprise Holdings, Ltd. (I)(L)	2,614	85,625
Sungshin Cement Company, Ltd. (I)	7,489	57,163
Sungwoo Hitech Company, Ltd.	36,464	253,800
Sunjin Company, Ltd.	1,504	34,108
Suprema, Inc. (I)	2,632	45,438
Suprema, Inc. (I)	2,842	18,771
Synopex, Inc. (I)	30,204	42,515
Tae Kyung Industrial Company, Ltd.	7,621	30,595
Taekwang Industrial Company, Ltd.	426	349,700
Taewoong Company, Ltd. (I)	8,884	107,743
Taeyoung Engineering & Construction Company, Ltd. (I)	35,016	150,759
Taihan Textile Company, Ltd. (I)	198	7,988
Tailim Packaging Industrial Company, Ltd. (I)	24,670	59,441
TechWing, Inc. (I)	6,113	48,453
TES Company, Ltd. (L)	5,037	66,724
The Basic House Company, Ltd. (I)	3,956	33,759
The Leadcorp, Inc.	2,170	18,507
The WillBes & Company (L)	41,740	74,898
TK Chemical Corp. (I)	35,362	58,383
TK Corp.	11,389	82,724
TLI, Inc. (I)	3,794	23,057
Tokai Carbon Korea Company, Ltd.	1,062	26,995
Tongyang Life Insurance	36,283	304,103
Tongyang, Inc. (I)	42,708	105,161
Top Engineering Company, Ltd. (I)	3,817	19,536
Toptec Company, Ltd.	1,562	33,966
Tovis Company, Ltd. (L)	13,049	95,837
TS Corp.	2,938	60,518
Ubiquoss, Inc.	8,356	89,008
Ubivelox, Inc. (I)	1,773	17,301
Uju Electronics Company, Ltd.	6,335	83,993
Unid Company, Ltd.	5,341	209,095
Unison Company, Ltd. (I)	11,085	13,281
Value Added Technologies Company, Ltd. (L)	5,919	212,657
Vieworks Company, Ltd. (L)	5,511	211,671
Visang Education, Inc.	3,857	28,616
Webzen, Inc. (I)	5,496	94,096
Whanin Pharmaceutical Company, Ltd.	2,919	38,354
Winix, Inc. (I)	2,853	28,964
Wiscom Company, Ltd.	3,680	12,976
WiSoL Company, Ltd. (L)	14,589	184,621
Wonik IPS Company, Ltd. (I)(L)	44,023	471,768
Wonik Materials Company, Ltd. (I)	910	44,726
Woojeon & Handan Company, Ltd. (I)	7,950	7,135

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       57

	Shares	Value
South Korea (continued)
Woongjin Energy Company, Ltd. (I)(L)	26,352	$36,242
Woongjin Holdings Company, Ltd. (I)	19,734	51,898
Woongjin Thinkbig Company, Ltd. (I)	10,000	120,333
Wooree ETI Company, Ltd. (I)	6,680	12,993
Woori Bank	75,800	532,816
Woori Bank, ADR	3,163	67,214
Woori Investment Bank Company, Ltd. (I)	71,692	30,660
WooSung Feed Company, Ltd.	5,600	14,353
Y G-1 Company, Ltd.	8,765	74,189
YESCO Company, Ltd.	1,480	43,500
YG Entertainment, Inc. (L)	2,781	83,368
Yoosung Enterprise Company, Ltd. (I)	15,803	48,958
Youlchon Chemical Company, Ltd.	6,978	66,285
Young Poong Corp. (I)	173	147,723
Young Poong Precision Corp.	5,018	34,395
Youngone Corp.	9,208	378,134
Youngone Holdings Company, Ltd.	5,109	295,317
Yuanta Securities Korea Company, Ltd. (I)(L)	62,237	169,418
Yuhan Corp.	1,002	208,986
YuHwa Securities Company, Ltd. (I)	3,240	39,189
Spain 0.0%		327,991
Cemex Latam Holdings SA (I)	100,689	327,991
Taiwan 15.7%		245,396,983
A-DATA Technology Company, Ltd.	200,242	197,762
Ability Enterprise Company, Ltd. (I)	91,782	56,796
AcBel Polytech, Inc.	238,000	166,223
Accton Technology Corp.	181,796	175,904
Acer, Inc. (I)	1,548,510	548,539
ACES Electronic Company, Ltd.	29,000	33,819
Achem Technology Corp.	244,447	85,032
Acter Company, Ltd.	30,000	77,250
Action Electronics Company, Ltd. (I)	159,640	17,266
Actron Technology Corp.	57,300	226,276
Adlink Technology, Inc.	90,920	210,681
Advanced Ceramic X Corp.	37,000	208,461
Advanced Connectek, Inc. (I)	158,000	31,291
Advanced International Multitech Company, Ltd.	108,000	61,249
Advanced Semiconductor Engineering, Inc.	1,107,532	1,253,153
Advanced Semiconductor Engineering, Inc., ADR	246,003	1,382,537
Advanced Wireless Semiconductor Company	107,000	240,421
Advancetek Enterprise Company, Ltd.	111,440	56,788
Advantech Company, Ltd.	116,869	803,855
AGV Products Corp. (I)	468,829	116,091
Airtac International Group	71,550	365,350
Alcor Micro Corp.	79,000	46,641
ALI Corp.	187,000	146,119

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       58

	Shares	Value
Taiwan (continued)
Allis Electric Company, Ltd.	103,000	$26,105
Alltek Technology Corp.	32,200	27,216
Alpha Networks, Inc.	248,700	117,103
Altek Corp.	212,491	184,422
AMPOC Far-East Company, Ltd.	96,000	66,186
AmTRAN Technology Company, Ltd.	760,775	355,988
Anpec Electronics Corp.	73,380	49,762
Apacer Technology, Inc.	111,188	56,297
APCB, Inc.	143,000	57,156
Apex Biotechnology Corp.	71,060	94,093
Apex International Company, Ltd.	75,284	83,773
Apex Medical Corp.	49,000	59,854
Apex Science & Engineering	200,124	59,379
Arcadyan Technology Corp.	100,379	159,325
Ardentec Corp.	447,884	295,544
Arima Communication Corp. (I)	208,676	48,457
Asia Cement Corp.	694,608	575,266
Asia Optical Company, Inc. (I)	184,710	166,428
Asia Polymer Corp.	310,630	176,866
Asia Vital Components Company, Ltd.	308,667	272,541
ASROCK, Inc.	34,000	42,028
Asustek Computer, Inc.	168,528	1,381,303
Aten International Company, Ltd.	80,000	172,033
AU Optronics Corp., ADR (L)	878,167	2,414,959
Audix Corp.	91,560	91,942
Aurora Corp.	62,000	101,292
AV Tech Corp.	28,000	22,532
Avermedia Technologies, Inc. (I)	89,000	26,042
Avision, Inc. (I)	139,916	30,903
AVY Precision Technology, Inc.	7,630	11,732
Awea Mechantronic Company, Ltd.	6,300	6,178
Bank of Kaohsiung	319,161	81,840
Basso Industry Corp.	50,700	102,915
BenQ Materials Corp.	202,000	120,106
BES Engineering Corp.	1,331,200	250,513
Bionet Corp.	24,000	23,345
Biostar Microtech International Corp. (I)	157,000	37,717
Bizlink Holding, Inc.	41,803	200,527
Boardtek Electronics Corp.	131,000	122,170
Bright Led Electronics Corp.	100,000	27,540
C Sun Manufacturing, Ltd.	91,729	40,349
Cameo Communications, Inc. (I)	180,955	31,181
Capital Securities Corp.	1,566,371	407,625
Career Technology MFG. Company, Ltd.	285,000	193,257
Carnival Industrial Corp. (I)	295,000	45,876
Casetek Holdings, Ltd.	65,000	350,986
Catcher Technology Company, Ltd.	264,000	2,041,011

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       59

	Shares	Value
Taiwan (continued)
Cathay Chemical Works	85,000	$40,175
Cathay Financial Holdings Company, Ltd.	2,644,619	2,945,086
Cathay Real Estate Development Company, Ltd.	888,000	362,323
Central Reinsurance Company, Ltd.	85,825	38,682
Chailease Holding Company, Ltd.	627,960	1,038,130
ChainQui Construction Development Company, Ltd.	32,000	21,019
Champion Building Materials Company, Ltd. (I)	265,852	54,476
Champion Microelectronic Corp.	24,955	31,233
Chang Hwa Commercial Bank	1,465,238	715,881
Chang Wah Electromaterials, Inc.	39,010	104,099
Channel Well Technology Company, Ltd.	101,000	69,790
Charoen Pokphand Enterprise	212,465	145,817
Chaun-Choung Technology Corp.	56,000	253,490
CHC Resources Corp.	54,000	100,185
Chen Full International Company, Ltd.	49,000	81,287
Chenbro Micom Company, Ltd.	72,000	87,902
Cheng Loong Corp.	988,480	338,666
Cheng Shin Rubber Industry Company, Ltd.	995,031	1,736,080
Cheng Uei Precision Industry Company, Ltd.	507,335	656,086
Chia Chang Company, Ltd.	26,000	15,559
Chia Hsin Cement Corp.	557,089	156,031
Chicony Electronics Company, Ltd.	422,034	915,446
Chien Kuo Construction Company, Ltd.	193,872	51,768
Chilisin Electronics Corp.	106,960	215,326
Chime Ball Technology Company, Ltd.	22,000	37,272
Chimei Materials Technology Corp.	278,050	166,752
Chin-Poon Industrial Company, Ltd.	313,642	562,671
China Airlines, Ltd. (I)	2,854,820	984,850
China Bills Finance Corp.	130,000	46,923
China Chemical & Pharmaceutical Company, Ltd.	215,000	129,327
China Development Financial Holdings Corp.	4,254,531	1,017,587
China Ecotek Corp.	18,000	31,780
China Electric Manufacturing Corp. (I)	169,000	39,000
China General Plastics Corp.	190,304	83,626
China Life Insurance Company, Ltd.	1,872,227	1,291,579
China Manmade Fibers Corp. (I)	913,000	226,755
China Metal Products Company, Ltd.	312,966	247,847
China Motor Corp.	382,905	245,374
China Petrochemical Development Corp. (I)	1,958,045	472,832
China Steel Chemical Corp.	118,000	411,669
China Steel Corp.	3,781,038	2,336,604
China Steel Structure Company, Ltd.	56,000	43,202
China Synthetic Rubber Corp.	455,161	323,901
China Wire & Cable Company, Ltd. (I)	147,200	53,476
Chinese Maritime Transport, Ltd.	31,000	22,363
Chipbond Technology Corp.	490,000	760,521
Chong Hong Construction Company	129,024	166,032

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       60

	Shares	Value
Taiwan (continued)
Chroma ATE, Inc.	211,440	$446,294
Chun Yu Works & Company, Ltd.	215,000	89,663
Chun Yuan Steel	455,381	131,185
Chung Hsin Electric & Machinery Manufacturing Corp.	412,125	235,217
Chung Hung Steel Corp. (I)	699,226	126,790
Chung Hwa Pulp Corp.	444,898	124,367
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	30,000	36,546
Chunghwa Picture Tubes, Ltd. (I)	5,022,320	108,360
Chunghwa Telecom Company, Ltd.	162,000	508,483
Chunghwa Telecom Company, Ltd., ADR (L)	89,471	2,808,495
Chyang Sheng Dyeing & Finishing Company, Ltd.	70,000	36,327
Cleanaway Company, Ltd.	53,000	281,615
Clevo Company	371,120	354,206
CMC Magnetics Corp. (I)	1,815,536	196,112
CoAsia Microelectronics Corp. (I)	67,200	40,003
Collins Company, Ltd.	144,797	53,057
Compal Electronics, Inc.	2,513,895	1,464,354
Compeq Manufacturing Company	862,000	504,870
Continental Holdings Corp. (I)	388,950	138,375
Coretronic Corp.	480,500	469,816
Coxon Precise Industrial Company, Ltd.	152,231	216,138
CSBC Corp. Taiwan	189,312	86,324
CTBC Financial Holding Company, Ltd.	5,869,044	2,842,343
CTCI Corp.	313,000	352,953
Cub Elecparts, Inc.	30,306	337,856
CviLux Corp.	55,000	40,938
Cyberlink Corp.	59,326	129,416
CyberPower Systems, Inc.	36,000	117,170
CyberTAN Technology, Inc.	159,000	98,602
D-Link Corp. (I)	841,657	271,835
DA CIN Construction Company, Ltd.	119,000	55,561
Da-Li Construction Company, Ltd.	159,592	90,950
Dafeng TV, Ltd.	18,670	27,099
Danen Technology Corp. (I)	278,000	84,557
Darfon Electronics Corp.	236,950	131,960
Darwin Precisions Corp.	387,894	107,331
De Licacy Industrial Company	85,993	100,686
Delpha Construction Company, Ltd. (I)	84,383	42,157
Delta Electronics, Inc.	546,253	2,194,188
Depo Auto Parts Industrial Company, Ltd.	88,000	314,937
DFI, Inc.	44,000	67,218
Dimerco Express Corp.	46,000	22,008
DYNACOLOR, Inc.	33,000	51,545
Dynamic Electronics Company, Ltd. (I)	250,927	69,951
Dynapack International Technology Corp.	124,000	178,333
E Ink Holdings, Inc. (I)	741,000	358,711
E-Lead Electronic Company, Ltd.	41,000	46,370

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       61

	Shares	Value
Taiwan (continued)
E-LIFE MALL Corp.	66,000	$115,412
E-Ton Solar Tech Company, Ltd. (I)	212,541	77,904
E.Sun Financial Holding Company, Ltd.	1,873,906	965,023
Eastern Media International Corp. (I)	294,164	60,766
Eclat Textile Company, Ltd.	74,659	939,028
Edimax Technology Company, Ltd.	101,359	35,229
Edison Opto Corp. (I)	58,000	28,569
Edom Technology Company, Ltd.	184,355	103,037
eGalax_eMPIA Technology, Inc.	38,179	64,770
Elan Microelectronics Corp.	261,000	334,242
Elite Advanced Laser Corp.	85,200	352,510
Elite Material Company	284,000	512,551
Elite Semiconductor Memory Technology, Inc.	192,000	166,074
Elitegroup Computer Systems Company, Ltd.	400,284	256,729
eMemory Technology, Inc.	50,000	520,579
ENG Electric Company, Ltd.	101,156	53,031
EnTie Commercial Bank	337,000	141,735
Entire Technology Company, Ltd. (I)	18,000	14,172
Episil Holdings, Inc. (I)	109,000	33,489
Epistar Corp.	791,810	626,035
Eson Precision Ind Company, Ltd.	38,000	33,788
Eternal Materials Company, Ltd.	462,823	454,222
Etron Technology, Inc.	245,000	98,380
Eva Airways Corp. (I)	1,562,020	835,880
Everest Textile Company, Ltd.	272,000	134,825
Evergreen International Storage & Transport Corp.	471,320	187,919
Evergreen Marine Corp Taiwan, Ltd.	1,035,694	372,271
Everlight Chemical Industrial Corp.	260,713	162,768
Everlight Electronics Company, Ltd.	383,000	682,982
Excelsior Medical Company, Ltd.	67,763	103,779
Far Eastern Department Stores Company, Ltd.	833,558	431,794
Far Eastern International Bank	1,929,915	546,913
Far Eastern New Century Corp.	988,878	749,190
Far EasTone Telecommunications Company, Ltd.	642,000	1,339,265
Faraday Technology Corp.	122,751	170,376
Farglory F T Z Investment Holding Company, Ltd. (I)	17,000	7,660
Farglory Land Development Company, Ltd.	284,526	291,189
Federal Corp.	529,311	238,095
Feedback Technology Corp.	19,000	35,486
Feng Hsin Iron & Steel Company	290,000	340,678
Feng TAY Enterprise Company, Ltd.	176,482	954,189
First Copper Technology Company, Ltd.	218,000	45,830
First Financial Holding Company, Ltd.	3,123,954	1,452,630
First Hotel	117,833	66,165
First Insurance Company, Ltd.	168,165	55,512
First Steamship Company, Ltd.	305,986	83,497
FLEXium Interconnect, Inc.	203,302	496,453

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       62

	Shares	Value
Taiwan (continued)
Flytech Technology Company, Ltd.	109,125	$367,227
FocalTech Systems Company, Ltd.	149,342	136,291
Formosa Advanced Technologies Company, Ltd.	126,000	77,109
Formosa Chemicals & Fibre Corp.	521,440	1,168,200
Formosa International Hotels Corp.	38,171	245,423
Formosa Laboratories, Inc.	35,000	78,735
Formosa Oilseed Processing	41,689	34,012
Formosa Petrochemical Corp.	196,000	495,506
Formosa Plastics Corp.	415,880	983,166
Formosa Taffeta Company, Ltd.	445,000	404,208
Formosan Rubber Group, Inc.	398,000	201,871
Formosan Union Chemical	258,295	124,290
Founding Construction & Development Company, Ltd.	112,294	58,660
Foxconn Technology Company, Ltd.	436,255	854,242
Foxlink Image Technology Company, Ltd.	114,000	57,458
FSP Technology, Inc.	148,603	103,370
Fubon Financial Holding Company, Ltd.	2,092,422	2,463,584
Fulgent Sun International Holding Company, Ltd.	14,000	21,497
Fullerton Technology Company, Ltd.	103,819	73,661
Fulltech Fiber Glass Corp.	249,027	80,803
Fwusow Industry Company, Ltd.	138,921	61,311
G Shank Enterprise Company, Ltd.	137,562	99,470
G Tech Optoelectronics Corp. (I)	130,000	46,466
Gallant Precision Machining Company, Ltd.	131,000	58,900
Gamania Digital Entertainment Company, Ltd.	46,000	52,271
Gemtek Technology Corp.	272,496	148,594
Genesis Photonics, Inc. (I)	278,740	64,076
Genius Electronic Optical Company, Ltd.	51,589	89,074
GeoVision, Inc.	54,180	121,120
Getac Technology Corp.	446,000	281,013
Giant Manufacturing Company, Ltd.	115,000	730,875
Giantplus Technology Company, Ltd. (I)	157,000	93,717
Giga Solution Tech Company, Ltd.	68,237	41,106
Gigabyte Technology Company, Ltd.	469,719	506,142
Gigasolar Materials Corp.	17,040	311,717
Gigastorage Corp. (I)	326,100	305,879
Ginko International Company, Ltd.	16,000	159,559
Gintech Energy Corp. (I)	229,082	216,799
Global Brands Manufacture, Ltd. (I)	246,611	52,916
Global Lighting Technologies, Inc.	63,000	124,696
Global Mixed Mode Technology, Inc.	46,000	112,077
Global Unichip Corp.	43,000	107,306
Globe Union Industrial Corp.	190,450	87,960
Gloria Material Technology Corp.	263,750	144,705
Glory Science Company, Ltd.	37,859	62,140
Gold Circuit Electronics, Ltd. (I)	616,071	165,989
Goldsun Building Materials Company, Ltd.	1,275,005	325,042

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       63

	Shares	Value
Taiwan (continued)
Gourmet Master Company, Ltd.	48,000	$294,448
Grand Ocean Retail Group, Ltd.	74,000	55,137
Grand Pacific Petrochemical Corp.	947,000	474,887
Grape King Bio, Ltd.	94,000	526,779
Great China Metal Industry	196,000	168,383
Great Taipei Gas Company, Ltd.	246,000	167,286
Great Wall Enterprise Company, Ltd.	503,642	334,708
Greatek Electronics, Inc.	116,000	124,704
Green Energy Technology, Inc. (I)	183,000	122,958
GTM Holdings Corp. (I)	112,000	39,249
Hannstar Board Corp.	264,467	81,133
HannStar Display Corp. (I)	2,300,980	287,538
HannsTouch Solution, Inc. (I)	512,735	132,511
Harvatek Corp.	116,069	44,844
Hey Song Corp.	340,250	368,045
Hi-Clearance, Inc.	19,000	57,291
Highwealth Construction Corp.	501,860	494,227
Hiroca Holdings, Ltd.	38,000	152,486
HiTi Digital, Inc.	25,000	9,051
Hitron Technology, Inc.	100,000	71,168
Hiwin Technologies Corp.	129,139	516,630
Ho Tung Chemical Corp. (I)	796,890	182,740
Hocheng Corp.	209,000	50,804
Hold-Key Electric Wire & Cable Company, Ltd.	95,119	20,904
Holiday Entertainment Company, Ltd.	50,000	83,419
Holtek Semiconductor, Inc.	180,000	276,630
Holy Stone Enterprise Company, Ltd.	175,734	180,813
Hon Hai Precision Industry Company, Ltd.	4,527,673	10,550,044
Hong TAI Electric Industrial	202,000	50,966
Hong YI Fiber Industry Company	31,000	23,379
Horizon Securities Company, Ltd.	90,000	18,068
Hota Industrial Manufacturing Company, Ltd.	133,572	516,303
Hotai Motor Company, Ltd.	112,000	1,152,892
Hsin Kuang Steel Company, Ltd.	187,153	81,464
Hsin Yung Chien Company, Ltd.	28,200	68,047
Hsing TA Cement Company, Ltd.	171,000	51,417
HTC Corp.	342,700	822,779
Hu Lane Associate, Inc.	63,066	288,445
Hua Eng Wire & Cable Company, Ltd. (I)	512,000	105,972
Hua Nan Financial Holdings Company, Ltd.	1,885,128	876,856
Huaku Development Company, Ltd.	210,353	329,182
Huang Hsiang Construction Company	109,000	81,426
Hung Ching Development & Construction Company, Ltd.	101,000	48,482
Hung Poo Real Estate Development Corp.	148,000	98,681
Hung Sheng Construction Company, Ltd. (I)	390,808	167,594
Huxen Corp.	42,000	56,498
Hwa Fong Rubber Company, Ltd.	253,259	86,198

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       64

	Shares	Value
Taiwan (continued)
I-Chiun Precision Industry Company, Ltd.	134,000	$39,786
I-Sheng Electric Wire & Cable Company, Ltd.	91,000	92,876
Ibase Technology, Inc.	91,210	147,964
Ichia Technologies, Inc.	334,300	163,145
Ideal Bike Corp.	28,000	12,163
ILI Technology Corp.	50,397	74,744
Infortrend Technology, Inc.	142,000	72,683
Innolux Corp.	8,266,219	2,385,165
Inotera Memories, Inc. (I)	2,233,165	1,901,185
Inpaq Technology Company, Ltd.	63,000	41,302
Intai Technology Corp.	20,000	78,848
Inventec Corp.	1,138,705	808,472
ITE Technology, Inc.	86,881	77,569
ITEQ Corp.	199,700	159,574
Jentech Precision Industrial Company, Ltd.	52,808	69,795
Jess-Link Products Company, Ltd.	77,000	64,899
Jih Sun Financial Holdings Company, Ltd.	506,688	109,815
Johnson Health Tech Company, Ltd.	30,400	49,539
K Laser Technology, Inc.	51,000	21,955
Kang Na Hsiung Enterprise Company, Ltd.	168,000	60,217
Kaori Heat Treatment Company, Ltd.	29,341	50,324
Kaulin Manufacturing Company, Ltd.	90,490	46,562
KD Holding Corp.	7,000	34,777
KEE TAI Properties Company, Ltd.	405,973	178,426
Kenda Rubber Industrial Company, Ltd.	333,854	486,524
Kenmec Mechanical Engineering Company, Ltd.	84,000	32,440
Kerry TJ Logistics Company, Ltd.	134,000	154,703
Kindom Construction Company, Ltd.	393,000	174,136
King Slide Works Company, Ltd.	33,000	406,341
King Yuan Electronics Company, Ltd.	1,400,762	1,096,104
King's Town Bank	977,000	622,594
King's Town Construction Company, Ltd.	136,514	73,931
Kinik Company	112,000	175,892
Kinko Optical Company, Ltd. (I)	106,648	54,595
Kinpo Electronics, Inc. (I)	1,006,724	317,748
Kinsus Interconnect Technology Corp.	182,000	418,263
KMC Kuei Meng International, Inc.	28,594	105,688
KS Terminals, Inc.	79,000	90,388
Kung Long Batteries Industrial Company, Ltd.	58,000	233,134
Kung Sing Engineering Corp. (I)	36,000	12,390
Kuo Toong International Company, Ltd.	149,006	135,818
Kuoyang Construction Company, Ltd.	227,543	71,356
Kwong Fong Industries	146,052	78,167
Kwong Lung Enterprise Company, Ltd.	16,000	25,433
KYE System Corp.	244,702	72,232
L&K Engineering Company, Ltd.	85,952	68,881
LAN FA Textile	156,183	49,974

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       65

	Shares	Value
Taiwan (continued)
Lanner Electronics, Inc.	43,013	$52,878
Largan Precision Company, Ltd.	33,000	2,495,032
Laser Tek Taiwan Company, Ltd.	9,964	7,607
LCY Chemical Corp. (I)	281,806	276,903
Leader Electronics, Inc.	122,867	32,822
Leadtrend Technology Corp.	23,599	21,182
Lealea Enterprise Company, Ltd.	638,863	179,636
Ledtech Electronics Corp.	6,236	1,877
LEE CHI Enterprises Company, Ltd.	150,000	51,722
Lelon Electronics Corp.	102,085	105,148
Leofoo Development Company, Ltd.	225,012	69,124
LES Enphants Company, Ltd. (I)	124,486	60,304
Lextar Electronics Corp.	363,500	182,862
Li Peng Enterprise Company, Ltd. (I)	632,760	157,706
Lian HWA Food Corp.	50,128	44,015
Lien Hwa Industrial Corp.	546,095	317,562
Lingsen Precision Industries, Ltd.	390,101	103,346
Lite-On Semiconductor Corp.	192,718	130,630
Lite-On Technology Corp.	1,275,448	1,462,025
Long Bon International Company, Ltd.	388,000	225,277
Long Chen Paper Company, Ltd.	572,968	183,766
Longwell Company	76,000	74,035
Lotes Company, Ltd.	26,000	91,697
Lucky Cement Corp.	225,000	66,512
Lumax International Corp., Ltd.	76,395	105,071
Lung Yen Life Service Corp.	84,000	144,506
Macroblock, Inc.	19,000	25,838
Macronix International (I)	3,282,718	371,033
MacroWell OMG Digital Entertainment Company, Ltd. (I)	8,000	15,148
Mag Layers Scientific-Technics Company, Ltd.	13,317	17,755
Makalot Industrial Company, Ltd.	114,799	713,297
Marketech International Corp.	98,000	75,719
Masterlink Securities Corp.	1,004,665	267,153
Mayer Steel Pipe Corp.	146,407	55,627
Maywufa Company, Ltd.	18,000	7,362
MediaTek, Inc.	393,000	2,770,836
Mega Financial Holding Company, Ltd.	1,900,531	1,247,895
Meiloon Industrial Company, Ltd.	84,412	31,133
Mercuries & Associates, Ltd.	239,068	142,951
Mercuries Life Insurance Company, Ltd.	176,595	89,385
Merida Industry Company, Ltd.	69,162	314,453
Merry Electronics Company, Ltd.	103,585	182,889
Micro-Star International Company, Ltd.	595,488	792,910
Microbio Company, Ltd. (I)	41,000	32,248
Microlife Corp.	30,000	78,283
MIN AIK Technology Company, Ltd.	88,000	136,462
Mirle Automation Corp.	97,954	116,483

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       66

	Shares	Value
Taiwan (continued)
Mitac Holdings Corp.	459,733	$319,798
Mobiletron Electronics Company, Ltd.	29,000	38,274
Motech Industries, Inc. (I)	225,000	268,401
MPI Corp.	44,000	102,397
Nak Sealing Technologies Corp.	59,000	156,326
Namchow Chemical Industrial Company, Ltd.	148,000	287,574
Nan Kang Rubber Tire Company, Ltd. (I)	179,711	153,189
Nan Liu Enterprise Company, Ltd.	5,000	22,057
Nan Ren Lake Leisure Amusement Company, Ltd.	31,000	7,976
Nan Ya Plastics Corp.	711,860	1,357,920
Nan Ya Printed Circuit Board Corp.	233,930	241,227
Nantex Industry Company, Ltd.	90,739	66,234
Nanya Technology Corp.	282,985	348,229
National Petroleum Company, Ltd.	62,000	67,298
Neo Solar Power Corp.	571,811	408,378
Netronix, Inc.	28,000	57,029
New Asia Construction & Development Corp.	225,136	42,919
New Era Electronics Company, Ltd.	44,000	32,955
Newmax Technology Company, Ltd. (I)	69,448	32,465
Nexcom International Company, Ltd.	48,000	40,202
Nichidenbo Corp.	109,979	76,844
Nien Hsing Textile Company, Ltd.	275,572	187,486
Novatek Microelectronics Corp.	392,000	1,611,749
Nuvoton Technology Corp.	30,000	29,747
Ocean Plastics Company, Ltd. (I)	29,000	23,032
Optimax Technology Corp. (I)	170,816	31,013
OptoTech Corp.	447,000	135,032
Orient Semiconductor Electronics, Ltd. (I)	720,000	260,374
Oriental Union Chemical Corp.	329,300	213,235
Pacific Construction Company, Ltd.	274,002	122,565
Pacific Hospital Supply Company, Ltd.	42,000	111,393
Pan Jit International, Inc. (I)	257,000	109,770
Pan-International Industrial Corp.	354,443	133,097
Parade Technologies, Ltd.	28,000	256,695
Paragon Technologies Company, Ltd. (I)	45,808	39,908
PChome Online, Inc.	61,074	640,897
Pegatron Corp.	1,075,321	2,531,649
Phihong Technology Company, Ltd.	221,416	85,089
Phison Electronics Corp.	65,000	502,082
Phoenix Tours International, Inc.	15,750	17,718
Phytohealth Corp. (I)	45,000	36,609
Pixart Imaging, Inc.	41,830	94,567
Plotech Company, Ltd.	100,000	25,482
Polytronics Technology Corp.	42,000	82,258
Portwell, Inc.	77,000	99,320
Posiflex Technologies, Inc.	37,800	176,161
Pou Chen Corp.	1,031,448	1,271,992

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       67

	Shares	Value
Taiwan (continued)
Power Mate Technology Company, Ltd.	15,000	$31,707
Power Quotient International Company, Ltd.	130,000	40,881
Powertech Industrial Company, Ltd.	67,000	26,013
Powertech Technology, Inc.	615,000	1,329,068
Poya Company, Ltd.	39,199	393,875
President Chain Store Corp.	232,000	1,568,604
President Securities Corp.	734,259	279,177
Prime Electronics Satellitics, Inc. (I)	82,759	19,921
Prince Housing & Development Corp.	1,208,943	341,893
Princeton Technology Corp. (I)	48,000	10,076
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	116,000	118,712
Promise Technology, Inc.	139,000	80,571
Qisda Corp.	1,489,440	466,746
Qualipoly Chemical Corp.	50,000	51,165
Quanta Computer, Inc.	634,000	1,064,907
Quanta Storage, Inc.	77,000	55,259
Quintain Steel Company, Ltd. (I)	252,614	54,040
Radiant Opto-Electronics Corp.	211,343	414,540
Radium Life Tech Company, Ltd. (I)	766,644	236,616
Ralec Electronic Corp.	46,259	70,711
Realtek Semiconductor Corp.	108,706	272,342
Rechi Precision Company, Ltd.	282,038	217,483
Rexon Industrial Corp., Ltd. (I)	83,286	26,415
Rich Development Company, Ltd.	318,000	87,585
Richtek Technology Corp.	49,485	286,470
Ritek Corp. (I)	2,257,428	185,263
Ruentex Development Company, Ltd.	191,039	258,295
Ruentex Industries, Ltd.	121,801	213,985
Run Long Construction Company, Ltd.	73,448	62,566
Sampo Corp.	396,997	145,358
San Fang Chemical Industry Company, Ltd.	89,333	98,758
San Far Property, Ltd. (I)	65,000	23,513
San Shing Fastech Corp.	69,479	133,474
Sanyang Motor Company, Ltd. (I)	322,389	206,875
SCI Pharmtech, Inc.	42,044	97,797
Scientech Corp.	36,000	77,655
ScinoPharm Taiwan, Ltd.	37,241	61,353
SDI Corp.	103,000	88,465
Sea Sonic Electronics Company, Ltd.	16,000	15,246
Senao International Company, Ltd.	37,000	48,366
Sercomm Corp.	216,000	552,021
Sesoda Corp.	185,384	173,529
Shan-Loong Transportation Company, Ltd.	4,000	2,844
Sheng Yu Steel Company, Ltd.	97,000	53,448
ShenMao Technology, Inc.	57,000	42,507
Shih Her Technologies, Inc.	28,000	30,649

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       68

	Shares	Value
Taiwan (continued)
Shih Wei Navigation Company, Ltd.	123,230	$46,020
Shihlin Electric & Engineering Corp.	339,213	405,862
Shihlin Paper Corp. (I)	18,000	16,073
Shin Hai Gas Corp.	2,407	2,896
Shin Kong Financial Holding Company, Ltd.	4,742,448	891,345
Shin Shin Natural Gas Company	1,000	929
Shin Zu Shing Company, Ltd.	81,933	256,228
Shining Building Business Company, Ltd. (I)	297,367	96,283
Shinkong Insurance Company, Ltd.	218,000	149,191
Shinkong Synthetic Fibers Corp.	1,271,287	348,484
Shinkong Textile Company, Ltd.	129,000	139,213
Shiny Chemical Industrial Company, Ltd.	35,954	43,519
Shuttle, Inc. (I)	229,985	57,931
Sigurd Microelectronics Corp.	427,887	295,696
Silicon Integrated Systems Corp. (I)	388,000	82,993
Siliconware Precision Industries Company	233,846	358,661
Siliconware Precision Industries Company, ADR (L)	75,420	571,684
Silitech Technology Corp. (I)	54,697	31,218
Simplo Technology Company, Ltd.	239,200	764,405
Sinbon Electronics Company, Ltd.	107,810	210,726
Sincere Navigation Corp.	306,000	189,182
Singatron Enterprise Company, Ltd. (I)	99,000	22,406
Sinher Technology, Inc.	16,000	19,805
Sinmag Equipment Corp.	28,446	89,416
Sino-American Silicon Products, Inc. (I)	455,000	560,981
Sinon Corp.	390,150	156,953
SinoPac Financial Holdings Company, Ltd.	2,965,479	809,117
Sinphar Pharmaceutical Company, Ltd.	80,940	68,961
Sinyi Realty, Inc.	28,190	22,183
Sirtec International Company, Ltd.	104,000	113,660
Sitronix Technology Corp.	107,000	300,301
Siward Crystal Technology Company, Ltd.	181,301	110,466
Soft-World International Corp.	30,000	64,099
Solar Applied Materials Technology Company	233,899	135,651
Solartech Energy Corp.	260,000	149,329
Solomon Technology Corp.	43,000	19,778
Sonix Technology Company, Ltd.	110,000	118,381
Southeast Cement Company, Ltd.	282,000	122,475
Spirox Corp.	86,369	55,243
Sporton International, Inc.	63,938	354,339
St. Shine Optical Company, Ltd.	30,000	533,804
Standard Chemical & Pharmaceutical Company, Ltd.	67,000	70,173
Standard Foods Corp.	202,028	500,663
Stark Technology, Inc.	85,000	64,777
Sunonwealth Electric Machine Industry Company, Ltd.	141,000	100,499
Sunplus Technology Company, Ltd.	475,000	163,611
Sunrex Technology Corp.	207,120	94,603

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       69

	Shares	Value
Taiwan (continued)
Sunspring Metal Corp.	97,000	$121,369
Sunty Development Company, Ltd.	99,000	31,783
Supreme Electronics Company, Ltd.	236,500	99,847
Swancor Ind. Company, Ltd.	47,402	200,851
Sweeten Construction Company, Ltd.	122,587	55,776
Syncmold Enterprise Corp.	97,000	140,013
Synnex Technology International Corp.	611,132	619,745
Sysage Technology Company, Ltd.	68,145	55,362
T-Mac Techvest PCB Company, Ltd.	42,000	13,643
TA Chen Stainless Pipe	750,762	353,529
Ta Chong Bank, Ltd. (I)	2,037,043	791,616
Ta Chong Securities Company, Ltd.	142,000	38,252
Ta Ya Electric Wire & Cable Company, Ltd. (I)	552,406	74,930
TA-I Technology Company, Ltd.	138,809	61,003
Tah Hsin Industrial Company, Ltd.	112,500	78,922
TAI Roun Products Company, Ltd.	111,000	35,316
Tai Tung Communication Company, Ltd.	45,361	26,922
Taichung Commercial Bank	2,192,278	601,006
TaiDoc Technology Corp.	36,000	123,036
Taiflex Scientific Company, Ltd.	161,000	182,335
Taimide Tech, Inc.	72,000	58,490
Tainan Enterprises Company, Ltd.	78,467	86,455
Tainan Spinning Company, Ltd.	1,197,397	500,504
Tainergy Tech Company, Ltd.	137,000	88,115
Taishin Financial Holdings Company, Ltd.	2,386,091	785,490
Taisun Enterprise Company, Ltd. (I)	220,026	80,212
Taita Chemical Company, Ltd. (I)	184,188	42,576
Taiwan Acceptance Corp.	112,000	247,051
Taiwan Business Bank (I)	2,406,527	605,747
Taiwan Cement Corp.	1,583,726	1,422,859
Taiwan Chinsan Electronic Industrial Company, Ltd.	54,000	68,704
Taiwan Cogeneration Corp.	207,137	152,386
Taiwan Cooperative Financial Holding Company, Ltd.	2,593,748	1,100,698
Taiwan FamilyMart Company, Ltd.	24,000	147,053
Taiwan Fertilizer Company, Ltd.	420,000	562,948
Taiwan Fire & Marine Insurance Company	155,000	96,605
Taiwan FU Hsing Industrial Company, Ltd.	62,000	83,774
Taiwan Glass Industry Corp. (I)	618,933	237,950
Taiwan Hon Chuan Enterprise Company, Ltd.	249,329	365,820
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	67,000	38,413
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp.	519,191	188,236
Taiwan Line Tek Electronic	67,244	35,381
Taiwan Mask Corp.	256,850	74,778
Taiwan Mobile Company, Ltd.	573,700	1,765,418
Taiwan Navigation Company, Ltd.	54,000	22,696
Taiwan Paiho, Ltd.	221,342	531,054

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       70

	Shares	Value
Taiwan (continued)
Taiwan PCB Techvest Company, Ltd.	236,227	$236,048
Taiwan Prosperity Chemical Corp. (I)	100,000	48,323
Taiwan Pulp & Paper Corp. (I)	294,640	93,368
Taiwan Sakura Corp.	200,156	110,063
Taiwan Sanyo Electric Company, Ltd.	79,900	56,178
Taiwan Secom Company, Ltd.	169,430	471,170
Taiwan Semiconductor Company, Ltd.	272,000	297,454
Taiwan Semiconductor Manufacturing Company, Ltd.	7,590,000	33,957,196
Taiwan Sogo Shin Kong SEC	200,460	234,288
Taiwan Styrene Monomer Corp. (I)	191,821	105,133
Taiwan Surface Mounting Technology Company, Ltd.	273,636	240,285
Taiwan TEA Corp.	531,723	225,471
Taiwan Union Technology Corp.	194,000	150,426
Taiyen Biotech Company, Ltd.	109,472	101,826
Tatung Company, Ltd. (I)	1,937,526	305,799
Te Chang Construction Company, Ltd.	83,265	62,333
Teco Electric & Machinery Company, Ltd.	942,109	767,776
Tekcore Company, Ltd. (I)	33,000	3,753
Ten Ren Tea Company, Ltd.	35,000	40,062
Test Research, Inc.	173,596	238,640
Test Rite International Company, Ltd.	263,549	159,646
Tex-Ray Industrial Company, Ltd.	91,800	44,585
The Ambassador Hotel	236,000	185,966
Thinking Electronic Industrial Company, Ltd.	74,000	122,998
Thye Ming Industrial Company, Ltd.	133,250	115,568
Ton Yi Industrial Corp.	555,000	256,607
Tong Hsing Electronic Industries, Ltd.	116,951	286,656
Tong Yang Industry Company, Ltd.	335,043	496,005
Tong-Tai Machine & Tool Company, Ltd.	137,590	100,021
Topco Scientific Company, Ltd.	146,415	256,864
Topco Technologies Corp.	26,000	50,248
Topoint Technology Company, Ltd.	179,248	122,167
Toung Loong Textile Manufacturing	69,000	183,759
TPK Holding Company, Ltd.	141,000	296,376
Trade-Van Information Services Company	14,000	10,934
Transasia Airways Corp.	148,466	33,291
Transcend Information, Inc.	96,000	291,705
Tripod Technology Corp.	358,770	632,732
TrueLight Corp.	10,000	28,824
Tsann Kuen Enterprise Company, Ltd.	98,220	65,704
TSC Auto ID Technology Company, Ltd.	20,900	190,361
TSRC Corp.	411,706	306,717
Ttet Union Corp.	37,000	83,551
TTFB Company, Ltd.	7,000	48,640
TTY Biopharm Company, Ltd.	45,094	149,466
Tung Ho Steel Enterprise Corp.	706,138	426,787
Tung Ho Textile Company, Ltd.	64,000	12,027

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       71

	Shares	Value
Taiwan (continued)
Tung Thih Electronic Company, Ltd.	43,258	$536,195
TURVO International Company, Ltd.	44,062	98,670
TXC Corp.	290,659	338,329
TYC Brother Industrial Company, Ltd.	125,531	102,012
Tycoons Group Enterprise Company, Ltd. (I)	379,536	46,220
Tyntek Corp.	181,702	83,499
U-Ming Marine Transport Corp.	272,000	218,381
Uni-President Enterprises Corp.	2,092,803	3,603,793
Unimicron Technology Corp.	1,284,855	648,202
Union Bank of Taiwan	1,420,506	394,927
Union Insurance Company, Ltd.	69,620	30,548
Unitech Computer Company, Ltd.	112,039	54,094
Unitech Printed Circuit Board Corp.	546,869	192,839
United Integrated Services Company, Ltd.	136,000	201,959
United Microelectronics Corp.	10,606,468	4,253,886
United Microelectronics Corp., ADR (L)	137,773	285,190
Unity Opto Technology Company, Ltd.	219,389	124,269
Universal Cement Corp.	360,454	226,215
Unizyx Holding Corp.	292,000	138,712
UPC Technology Corp.	686,938	187,452
USI Corp.	726,801	295,827
Vanguard International Semiconductor Corp.	582,000	887,250
Ve Wong Corp.	135,450	90,632
Viking Tech Corp.	54,770	41,287
Visual Photonics Epitaxy Company, Ltd.	184,700	287,152
Vivotek, Inc.	54,661	141,908
Wafer Works Corp. (I)	324,335	114,649
Wah Hong Industrial Corp.	14,835	9,078
Wah Lee Industrial Corp.	86,000	114,988
Walsin Lihwa Corp. (I)	3,067,000	755,802
Walsin Technology Corp.	417,068	257,327
Walton Advanced Engineering, Inc.	273,661	67,467
Wan Hai Lines, Ltd.	281,216	154,867
WAN HWA Enterprise Company	3,518	1,528
Waterland Financial Holding Company, Ltd.	2,460,803	544,966
Wei Chuan Food Corp. (I)	228,000	125,149
Weikeng Industrial Company, Ltd.	172,900	102,467
Well Shin Technology Company, Ltd.	72,420	111,637
Win Semiconductors Corp.	457,119	737,533
Winbond Electronics Corp. (I)	3,551,000	1,003,391
Winstek Semiconductor Company, Ltd.	23,000	12,652
Wintek Corp. (I)	819,661	45,137
Wisdom Marine Lines Company, Ltd. (I)	139,744	153,211
Wistron Corp.	2,234,899	1,322,365
Wistron NeWeb Corp.	241,824	619,245
WPG Holdings Company, Ltd.	1,047,760	1,064,620
WT Microelectronics Company, Ltd.	357,474	415,882

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       72

	Shares	Value
Taiwan (continued)
WUS Printed Circuit Company, Ltd.	187,000	$158,976
X-Legend Entertainment Company, Ltd.	19,381	40,464
Xxentria Technology Materials Corp.	56,124	156,820
Yageo Corp.	351,819	580,037
Yang Ming Marine Transport Corp. (I)	1,288,916	339,440
YC Company, Ltd.	255,801	95,145
YC INOX Company, Ltd.	231,000	161,682
YCC Parts Manufacturing Company, Ltd.	11,000	19,200
Yea Shin International Development Company, Ltd.	65,000	27,957
Yeong Guan Energy Technology Group Company, Ltd.	34,324	246,465
YFY, Inc.	1,145,614	346,939
Yi Jinn Industrial Company, Ltd.	246,104	91,928
Yieh Phui Enterprise Company, Ltd.	1,377,838	331,606
Yonyu Plastics Company, Ltd.	53,450	42,865
Young Fast Optoelectronics Company, Ltd. (I)	104,648	35,252
Young Optics, Inc.	41,000	42,347
Youngtek Electronics Corp.	90,058	130,247
Yuanta Financial Holdings Company, Ltd.	3,045,350	974,482
Yufo Electronics Company, Ltd.	17,600	10,335
Yulon Motor Company, Ltd.	460,900	406,214
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	58,850	137,442
Yungshin Construction & Development Company	74,400	57,913
Yungshin Global Holding Corp.	110,250	162,063
Yungtay Engineering Company, Ltd.	297,000	425,652
Zeng Hsing Industrial Company, Ltd.	45,232	195,548
Zenitron Corp.	169,000	85,713
Zhen Ding Technology Holding, Ltd.	247,450	530,605
Zig Sheng Industrial Company, Ltd.	383,665	108,764
Zinwell Corp.	76,000	147,197
Zippy Technology Corp.	70,000	95,835
ZongTai Real Estate Development Company, Ltd.	103,231	38,545
Thailand 3.1%		49,006,247
AAPICO Hitech PCL	34,300	10,101
Advanced Info Service PCL (L)	376,091	1,797,100
Advanced Information Technology PCL	19,300	15,571
AEON Thana Sinsap Thailand PCL, NVDR	12,800	32,496
Airports of Thailand PCL	147,100	1,645,685
AJ Plast PCL	93,200	15,021
Amata Corp. PCL	586,900	212,107
Ananda Development PCL	1,211,800	113,431
AP Thailand PCL	1,254,478	203,956
Asia Aviation PCL, NVDR	858,700	123,030
Asia Green Energy PCL	65,472	2,314
Asia Plus Group Holdings PCL	1,084,500	105,831
Asia Sermkij Leasing PCL, NVDR	79,100	45,478
Asian Insulators PCL	1,650,880	70,428
Asian Phytoceuticals PCL	160,100	7,052

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       73

	Shares	Value
Thailand (continued)
Bangkok Aviation Fuel Services PCL	110,125	$91,901
Bangkok Bank PCL	62,405	290,344
Bangkok Chain Hospital PCL	710,825	199,500
Bangkok Dusit Medical Services PCL	1,399,800	848,062
Bangkok Expressway & Metro PCL (I)	3,854,725	567,985
Bangkok Insurance PCL	11,270	112,898
Bangkok Life Assurance PCL, NVDR	127,460	147,421
Bangkokland PCL	7,597,200	302,409
Banpu PCL (L)	512,400	262,905
Beauty Community PCL	887,100	134,266
BEC World PCL	613,200	541,367
Berli Jucker PCL	529,700	545,781
Big C Supercenter PCL	35,900	250,829
Big C Supercenter PCL, NVDR	142,400	994,931
Bumrungrad Hospital PCL	133,100	809,600
Cal-Comp Electronics Thailand PCL	2,522,492	224,860
Central Pattana PCL	629,800	820,976
Central Plaza Hotel PCL	429,300	472,134
CH Karnchang PCL	199,923	126,629
Charoen Pokphand Foods PCL	889,233	473,262
Christiani & Nielsen Thai (I)	17,200	1,476
Chularat Hospital PCL	1,427,200	102,448
CK Power PCL	2,733,600	163,864
COL PCL	20,700	19,447
Country Group Development PCL (I)	1,267,400	41,229
CP ALL PCL	1,159,800	1,405,662
CS Loxinfo PCL	101,600	17,242
Delta Electronics Thailand PCL	136,300	310,421
Demco PCL	89,600	16,944
Dhipaya Insurance PCL	130,600	141,036
Diamond Building Products PCL	411,800	48,291
DSG International Thailand PCL	317,800	30,985
Dynasty Ceramic PCL	2,761,800	331,574
E for L Aim PCL	1,774,500	31,825
Eastern Water Resources Development & Management PCL	517,400	175,584
Electricity Generating PCL	100,800	470,299
Energy Absolute PCL	734,200	436,067
Esso Thailand PCL (I)	1,085,300	154,938
G J Steel PCL (I)	6,082,050	22,098
G Steel PCL (I)	2,532,540	14,189
GFPT PCL	377,700	129,183
Glow Energy PCL	236,000	533,723
GMM Grammy PCL (I)	60,740	12,094
Golden Land Property Development PCL	358,000	65,253
Grand Canal Land PCL	788,200	66,765
Grande Asset Hotels & Property PCL	824,985	18,940
Hana Microelectronics PCL	209,400	197,984

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       74

	Shares	Value
Thailand (continued)
Home Product Center PCL (L)	3,256,312	$657,482
Indorama Ventures PCL	824,100	495,871
Intouch Holdings PCL	126,600	206,740
Intouch Holdings PCL, NVDR	73,100	119,450
IRPC PCL	4,131,200	506,832
Italian-Thai Development PCL (I)	588,976	105,678
JAS Asset PCL (I)	20,934	1,655
Jasmine International PCL (L)	2,444,300	187,736
Jay Mart PCL	227,975	52,074
Kang Yong Electric PCL	2,800	22,157
Kasikornbank PCL	226,100	1,100,311
Kasikornbank PCL, NVDR	201,100	960,140
KCE Electronics PCL	180,400	429,746
KGI Securities Thailand PCL	778,900	77,334
Khon Kaen Sugar Industry PCL	1,427,760	157,738
Khonburi Sugar PCL	69,700	13,098
Kiatnakin Bank PCL	311,600	393,370
Krung Thai Bank PCL	878,150	435,344
Krungthai Card PCL	119,500	277,940
Land and Houses PCL, NVDR	785,800	186,250
Lanna Resources PCL	277,500	69,310
LH Financial Group PCL	2,790,800	147,110
Loxley PCL	1,017,210	72,500
LPN Development PCL	452,300	158,486
Major Cineplex Group PCL	396,800	308,675
Maybank Kim Eng Securities Thailand PCL	21,400	13,873
MBK PCL	650,300	262,707
MCOT PCL	224,600	55,428
Mega Lifesciences PCL	96,600	47,455
Minor International PCL	283,345	286,040
MK Restaurants Group PCL	41,000	60,672
Modernform Group PCL	114,800	25,274
Mono Technology PCL	566,900	31,152
Muang Thai Insurance PCL	2,600	11,086
Nation Multimedia Group PCL	1,236,200	47,467
Noble Development PCL	37,100	12,181
Nok Airlines PCL (I)(L)	130,500	25,217
Padaeng Industry PCL	127,600	41,165
Polyplex Thailand PCL	275,000	48,603
Pranda Jewelry PCL	28,400	3,603
Precious Shipping PCL (I)	599,100	81,300
Premier Marketing PCL	127,100	34,627
Property Perfect PCL	3,190,900	72,501
Pruksa Real Estate PCL	776,100	565,821
PTG Energy PCL	406,500	158,151
PTT Exploration & Production PCL	991,528	1,872,660
PTT Global Chemical PCL	274,492	412,088

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       75

	Shares	Value
Thailand (continued)
PTT PCL	675,200	$4,904,079
Quality Houses PCL (L)	2,329,571	150,095
Raimon Land PCL (I)	1,761,500	60,274
Ratchaburi Electricity Generating Holding PCL	283,000	406,732
Ratchthani Leasing PCL	828,000	78,358
Regional Container Lines PCL	434,000	68,684
Robinson Department Store PCL	112,400	132,295
Rojana Industrial Park PCL	614,960	90,426
RS PCL	457,400	129,443
Saha-Union PCL	218,200	235,689
Sahaviriya Steel Industries PCL (I)	12,921,580	10,830
Samart Corp. PCL (L)	506,600	225,495
Samart I-Mobile PCL	2,255,300	63,240
Samart Telcoms PCL	385,000	157,490
Sansiri PCL	5,900,909	274,620
SC Asset Corp. PCL	2,190,993	191,704
Siam Cement PCL, Foreign Shares	12,050	149,269
Siam Cement PCL, NVDR	110,800	1,372,708
Siam City Cement PCL	71,600	596,521
Siam Commercial Bank PCL (L)	411,531	1,597,217
Siam Future Development PCL	580,843	97,719
Siam Global House PCL	350,700	88,514
Siamgas & Petrochemicals PCL	371,700	107,153
Sino-Thai Engineering & Construction PCL	306,028	150,131
SNC Former PCL	130,300	51,870
Somboon Advance Technology PCL	286,307	118,837
SPCG PCL	456,300	277,725
Sri Ayudhya Capital PCL	25,800	24,073
Sri Trang Agro-Industry PCL	530,200	152,957
Sriracha Construction PCL	188,700	70,893
Srisawad Power 1979 PCL	56,100	71,511
Srithai Superware PCL	1,311,800	78,728
STP & I PCL	845,570	277,555
Supalai PCL	821,800	405,538
Susco PCL	437,400	32,110
SVI PCL (I)	397,828	59,647
Symphony Communication PCL	36,100	8,659
Syntec Construction PCL	640,100	50,584
Tata Steel Thailand PCL (I)	3,373,000	48,286
Thai Agro Energy PCL	55,500	4,949
Thai Airways International PCL (I)	1,131,311	380,664
Thai Carbon Black PCL (I)	146,100	84,415
Thai Central Chemical PCL	1,900	1,400
Thai Oil PCL	175,600	312,366
Thai Reinsurance PCL (I)	592,800	45,887
Thai Rung Union Car PCL	44,160	4,783
Thai Stanley Electric PCL	18,200	85,274

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       76

	Shares	Value
Thailand (continued)
Thai Union Group PCL	1,130,500	$630,502
Thai Vegetable Oil PCL	373,300	250,183
Thai-German Ceramic PCL	194,800	14,518
Thaicom PCL	456,700	374,541
Thaire Life Assurance PCL	79,300	22,478
Thanachart Capital PCL	373,500	397,915
The Bangchak Petroleum PCL	384,800	331,334
The Erawan Group PCL	856,900	99,367
Thoresen Thai Agencies PCL	765,737	172,771
Ticon Industrial Connection PCL	335,144	109,055
Tipco Asphalt PCL, NVDR	232,200	148,979
TIPCO Foods PCL (I)	95,700	33,512
Tisco Financial Group PCL	113,700	151,404
TMB Bank PCL	2,793,700	198,706
Total Access Communication PCL (L)	377,800	338,419
Total Access Communication PCL, NVDR	227,400	203,710
TPI Polene PCL	3,955,700	243,740
True Corp. PCL (I)(L)	5,517,415	1,089,577
TTCL PCL	121,200	59,426
TTW PCL	1,268,900	366,467
Unique Engineering & Construction PCL	255,880	105,399
Univentures PCL	537,200	97,096
Vanachai Group PCL	470,480	168,837
VGI Global Media PCL	1,556,400	189,202
Vibhavadi Medical Center PCL	3,766,200	240,831
Vinythai PCL	100,000	27,481
Workpoint Entertainment PCL (L)	60,540	64,080
Turkey 1.9%		30,081,114
Adana Cimento Sanayii TAS, Class A	65,311	142,910
Adel Kalemcilik Ticaret ve Sanayi AS	263	5,511
Afyon Cimento Sanayi TAS (I)	16,048	32,461
Akbank TAS	434,372	1,079,017
Akcansa Cimento AS	54,503	260,886
Akenerji Elektrik Uretim AS (I)(L)	174,702	51,772
Akfen Holding AS (L)	41,374	216,786
Aksa Akrilik Kimya Sanayii AS	119,893	388,865
Aksigorta AS	39,780	22,404
Alarko Holding AS (L)	97,048	104,182
Albaraka Turk Katilim Bankasi AS	172,266	89,875
Alkim Alkali Kimya AS	2,994	12,704
Anadolu Anonim Turk Sigorta Sirketi	291,321	160,332
Anadolu Cam Sanayii AS (I)	94,221	54,893
Anadolu Efes Biracilik Ve Malt Sanayii AS	88,942	514,834
Anadolu Hayat Emeklilik AS	76,496	141,643
Arcelik AS	176,373	1,136,000
Aselsan Elektronik Sanayi Ve Ticaret AS (L)	75,915	450,748
Asya Katilim Bankasi AS (I)(L)	351,710	85,334

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       77

	Shares	Value
Turkey (continued)
Aygaz AS	39,453	$141,637
Bagfas Bandirma Gubre Fabrikalari AS (L)	10,105	46,909
Baticim Bati Anadolu Cimento Sanayii AS	24,319	50,608
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)(L)	120,102	188,448
BIM Birlesik Magazalar AS	109,480	2,018,107
Bizim Toptan Satis Magazalari AS (L)	15,207	73,103
Bolu Cimento Sanayii AS	83,014	167,984
Borusan Mannesmann Boru Sanayi ve Ticaret AS (L)	47,053	107,511
Boyner Perakende Ve Tekstil Yatirimlari AS (I)	17,020	466,751
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (L)	47,046	121,945
Bursa Cimento Fabrikasi AS	9,487	13,255
Celebi Hava Servisi AS	8,476	97,244
Cimsa Cimento Sanayi VE Ticaret AS	63,643	333,479
Coca-Cola Icecek AS	29,485	328,221
Deva Holding AS (I)	23,161	28,188
Dogan Sirketler Grubu Holding AS (I)	1,172,973	208,852
Dogus Otomotiv Servis ve Ticaret AS	61,236	232,329
Eczacibasi Yatirim Holding Ortakligi AS	7,623	32,883
EGE Endustri VE Ticaret AS	2,268	226,641
EGE Seramik Sanayi ve Ticaret AS	56,734	81,496
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	144,726	151,365
Enka Insaat ve Sanayi AS	118,683	191,002
Eregli Demir ve Celik Fabrikalari TAS	994,332	1,153,319
Fenerbahce Futbol AS (I)	8,902	138,180
Ford Otomotiv Sanayi AS	35,205	413,209
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (I)(L)	3,124	18,057
Global Yatirim Holding AS (I)	148,292	79,798
Goldas Kuyumculuk Sanayi Ithalat ve Bagli Ortakliklari (I)	54,847	3,884
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,887	101,877
Goodyear Lastikleri TAS	7,092	171,881
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)(L)	18,319	12,820
GSD Holding AS (L)	245,645	84,261
Gubre Fabrikalari TAS (L)	109,992	202,017
Hurriyet Gazetecilik ve Matbaacilik AS (I)	176,091	32,510
Ihlas Holding AS (I)	918,430	71,395
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	5,542	12,790
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim AS (I)	115,194	41,875
Is Finansal Kiralama AS	111,021	30,616
Is Yatirim Menkul Degerler AS	64,156	22,751
Izmir Demir Celik Sanayi AS (I)(L)	121,532	89,493
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	195,088	85,336
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	155,842	80,104
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (L)	902,612	330,718
Karsan Otomotiv Sanayii ve Ticaret AS (I)	125,756	58,383
Kartonsan Karton Sanayi ve Ticaret AS (I)	434	36,862
KOC Holding AS	76,308	332,295
Konya Cimento Sanayii AS	875	88,831

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       78

	Shares	Value
Turkey (continued)
Koza Altin Isletmeleri AS	42,627	$232,826
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	187,408	68,792
Mardin Cimento Sanayii ve Ticaret AS	43,329	61,370
Metro Ticari ve Mali Yatirimlar Holding AS (I)	216,810	44,542
Migros Ticaret AS (I)	24,300	124,663
NET Holding AS (I)	138,094	151,338
Netas Telekomunikasyon AS (I)	11,081	43,081
Nuh Cimento Sanayi AS	31,200	106,192
Otokar Otomotiv ve Savunma Sanayi AS (L)	10,399	329,651
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	82,216	65,252
Pegasus Hava Tasimaciligi AS (I)	6,852	40,021
Petkim Petrokimya Holding AS (I)	309,101	363,909
Pinar Entegre Et ve Un Sanayi AS	14,251	51,981
Pinar SUT Mamulleri Sanayii AS	7,161	36,162
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	88,577	101,147
Sekerbank TAS (I)	494,505	251,198
Selcuk Ecza Deposu Ticaret ve Sanayi AS	167,381	135,454
Soda Sanayii AS	100,443	171,631
Tat Gida Sanayi AS (I)	76,448	123,309
TAV Havalimanlari Holding AS	137,855	809,475
Tekfen Holding AS (L)	117,858	168,448
Teknosa Ic ve Dis Ticaret AS	13,305	26,691
Tofas Turk Otomobil Fabrikasi AS	101,323	685,713
Trakya Cam Sanayii AS (L)	311,614	187,717
Tupras Turkiye Petrol Rafinerileri AS (I)	46,521	1,188,669
Turcas Petrol AS	113,012	53,262
Turk Hava Yollari (I)	643,440	1,582,618
Turk Telekomunikasyon AS	184,564	358,194
Turk Traktor ve Ziraat Makineleri AS	11,119	294,625
Turkcell Iletisim Hizmetleri AS	315,079	1,174,462
Turkcell Iletisim Hizmetleri AS, ADR (L)	54,101	504,762
Turker Proje Gayrimenkul ve Yatirim Gelistirme AS (I)	1	12
Turkiye Garanti Bankasi AS	757,978	1,874,324
Turkiye Halk Bankasi AS	223,867	751,762
Turkiye Is Bankasi, Class C	563,159	855,300
Turkiye Sinai Kalkinma Bankasi AS	613,577	332,481
Turkiye Sise ve Cam Fabrikalari AS	718,750	817,809
Turkiye Vakiflar Bankasi TAO, Class D	514,722	714,185
Ulker Biskuvi Sanayi AS	128,521	780,041
Vestel Elektronik Sanayi ve Tracaret AS (I)(L)	55,535	96,697
Yapi ve Kredi Bankasi AS (L)	233,418	294,221
Zorlu Enerji Elektrik Uretim AS (I)(L)	133,922	74,750
Ukraine 0.0%		548,849
Kernel Holding SA	43,650	548,849
United States 0.0%		27,432
Nexteer Automotive Group, Ltd.	29,000	27,432

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       79

	Shares	Value
Preferred securities 1.3%		$20,226,896
(Cost $50,753,372)
Brazil 1.2%		18,306,102
Alpargatas SA	82,654	182,987
Banco ABC Brasil SA	76,478	167,600
Banco Bradesco SA	449,942	2,391,145
Banco Daycoval SA	90,600	194,036
Banco do Estado do Rio Grande do Sul SA, B Shares	263,200	367,053
Banco Pan SA	232,291	97,763
Banco Pine SA	60,228	52,495
Banco Sofisa SA	38,200	37,101
Braskem SA, A Shares	26,000	165,108
Centrais Eletricas Brasileiras SA, B Shares	123,448	300,354
Centrais Eletricas Santa Catarina	7,100	19,467
Cia Brasileira de Distribuicao	31,300	324,104
Cia de Gas de Sao Paulo COMGAS, A Shares	19,333	170,194
Cia de Saneamento do Parana	20,911	15,987
Cia de Transmissao de Energia Eletrica Paulista	37,818	439,815
Cia Energetica de Minas Gerais	196,118	286,689
Cia Energetica de Sao Paulo, B Shares	151,595	513,427
Cia Energetica do Ceara, A Shares	9,858	76,840
Cia Ferro Ligas da Bahia - Ferbasa	68,376	116,981
Cia Paranaense de Energia, B Shares	25,000	144,003
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (I)	136,248	245,993
Eucatex SA Industria e Comercio	24,300	15,310
Gerdau SA	90,691	79,725
Gol Linhas Aereas Inteligentes SA (I)	65,900	37,910
Itau Unibanco Holding SA	1,041,354	6,586,991
Lojas Americanas SA	431,971	2,139,658
Marcopolo SA	423,857	217,441
Oi SA (I)	249,072	75,053
Parana Banco SA	9,200	17,481
Petroleo Brasileiro SA (I)	112,856	144,458
Randon SA Implementos e Participacoes	164,725	88,197
Suzano Papel e Celulose SA, A Shares	217,653	894,342
Telefonica Brasil SA	64,499	613,580
Unipar Carbocloro SA	61,201	74,071
Usinas Siderurgicas de Minas Gerais SA, A Shares	311,100	69,726
Vale SA	442,375	943,017
Chile 0.0%		678,675
Coca-Cola Embonor SA, B Shares	720	1,115
Embotelladora Andina SA, B Shares	171,207	507,517
Sociedad Quimica y Minera de Chile SA, B Shares	9,605	170,043
Colombia 0.1%		1,169,524
Banco Davivienda SA	64,909	494,673
Bancolombia SA	19,666	147,843
Grupo Argos SA	4,425	22,724

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       80

			Shares		Value
Colombia (continued)
Grupo Aval Acciones y Valores SA			739,809		$251,781
Grupo de Inversiones Suramericana SA			22,159		252,503
Panama 0.0%					72,595
Avianca Holdings SA			118,857		72,595
Investment companies 0.1%					$956,863
(Cost $679,775)
South Korea 0.1%					956,863
Macquarie Korea Infrastructure Fund			139,725		956,863
	Rate (%)	Maturity date	Par value		Value
Corporate bonds 0.0%					$172,276
(Cost $152,712)
India 0.0%					172,276
NTPC, Ltd.	8.490	03-25-25	INR	10,988,038	172,276
			Shares		Value
Rights 0.0%					$21,594
(Cost $0)
Coolpad Group, Ltd. (Expiration Date: 3-3-16; Strike Price: HKD 1.10) (I)			158,400		1,018
Daekyung Machinery & Engineering Company, Ltd. (Expiration Date: 3-4-16; Strike Price: KRW 768.00) (I)			8,476		1,645
Duratex SA (Expiration Date: 3-18-16; Strike Price: BRL 3.60) (I)			11,558		7,570
Mills Estruturas e Servicos de Engenharia SA (Expiration Date: 3-16-16; Strike Price: BRL 2.63) (I)			30,689		153
Parque Arauco SA (Expiration Date: 3-21-16; Strike Price: CLP 1,000.00) (I)			39,114		7,858
Qualipoly Chemical Corp. (Expiration Date: 3-17-16; Strike Price: TWD 30.00) (I)			3,175		401
TES Company, Ltd. (Expiration Date: 4-8-16; Strike Price: KRW 11,550.00) (I)			752		2,949
Warrants 0.0%					$21,454
(Cost $0)
Ju Teng International Holdings, Ltd. (Expiration Date: 10-14-16; Strike Price: HKD 4.60) (I)			122,715		1,388
LBS Bina Group BHD (Expiration Date: 10-5-20; Strike Price: MYR 1.25) (I)			52,500		3,184
OSK Holdings BHD (Expiration Date: 7-23-20; Strike Price: MYR 1.80) (I)			14,786		1,020
VS Industry BHD (Expiration Date: 1-7-19; Strike Price: MYR 1.65) (I)			202,121		15,862
		Yield (%)	Shares		Value
Securities lending collateral 3.6%					$55,943,146
(Cost $55,941,490)
John Hancock Collateral Trust (W)		0.4639(Y)	5,591,351		55,943,146
Short-term investments 0.0%					$161,382
(Cost $161,382)
Money market funds 0.0%					161,382
BlackRock Cash Funds - Prime		0.4614(Y)	161,382		161,382
Total investments (Cost $1,885,504,229)† 103.3%					$1,617,542,645
Other assets and liabilities, net (3.3%)					($51,656,847)
Total net assets 100.0%					$1,565,885,798

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       81

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
TWD	Taiwan New Dollar
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-29-16.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $1,904,840,046. Net unrealized depreciation aggregated to $287,297,401, of which $272,091,019 related to appreciated investment securities and $559,388,420 related to depreciated investment securities.

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SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       82

Fund's investments

International Small Company Fund

As of 2-29-16 (unaudited)
	Shares	Value
Common stocks 99.1%		$646,160,710
(Cost $667,457,122)
Australia 6.7%		43,329,107
Acrux, Ltd.	65,374	30,818
Adelaide Brighton, Ltd.	174,860	616,187
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	50,764	79,124
Alkane Resources, Ltd. (I)	43,417	7,428
ALS, Ltd.	207,562	549,224
Altium, Ltd.	30,903	123,469
Alumina, Ltd. (L)	627,749	600,958
AMA Group, Ltd. (L)	85,769	47,676
Ansell, Ltd.	55,723	682,989
AP Eagers, Ltd. (L)	32,327	251,313
APN News & Media, Ltd. (I)	381,653	161,362
ARB Corp., Ltd.	26,817	287,617
Ardent Leisure Group	7,618	10,766
Arrium, Ltd. (I)	924,094	11,825
ASG Group, Ltd. (I)	86,185	63,557
AUB Group, Ltd.	23,825	143,706
Ausdrill, Ltd.	74,956	16,837
Ausenco, Ltd. (I)	38,459	6,011
AusNet Services	563,859	588,327
Austal, Ltd.	101,358	99,813
Austin Engineering, Ltd. (I)	8,305	740
Australian Agricultural Company, Ltd. (I)	159,745	136,518
Australian Pharmaceutical Industries, Ltd.	140,963	195,222
Auswide Bank, Ltd.	4,752	17,468
Automotive Holdings Group, Ltd.	84,494	244,295
AVJennings, Ltd.	46,118	17,763
AWE, Ltd. (I)	236,512	81,022
Bank of Queensland, Ltd.	66,356	498,431
BC Iron, Ltd. (I)	46,471	3,475
Beach Energy, Ltd.	555,755	208,130
Beadell Resources, Ltd.	123,034	19,825
Bega Cheese, Ltd.	45,923	190,964
Bendigo & Adelaide Bank, Ltd.	34,354	209,241
BigAir, Group Ltd.	37,917	18,783
Billabong International, Ltd. (I)	38,781	38,662
Blackmores, Ltd. (L)	4,807	543,456
Blue Sky Alternative Investments, Ltd.	2,827	12,194
BlueScope Steel, Ltd.	184,318	719,261
Boral, Ltd.	83,386	346,521
Bradken, Ltd. (I)	62,294	28,791
Breville Group, Ltd.	32,596	176,867
Brickworks, Ltd.	25,354	264,902

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       1

	Shares	Value
Australia (continued)
Broadspectrum, Ltd. (I)	206,384	$169,522
BT Investment Management, Ltd.	34,201	222,309
Buru Energy, Ltd. (I)	53,574	7,827
Cabcharge Australia, Ltd. (L)	50,691	106,796
Cardno, Ltd. (L)	42,743	33,818
Carnarvon Petroleum, Ltd. (I)	200,610	10,269
carsales.com, Ltd. (L)	75,520	626,673
Cash Converters International, Ltd.	130,844	48,544
Cedar Woods Properties, Ltd.	26,286	74,221
Challenger, Ltd.	165,196	883,659
Civmec, Ltd.	40,300	10,890
Cleanaway Waste Management, Ltd.	647,737	377,877
Coal of Africa, Ltd. (I)	45,649	1,358
Codan, Ltd.	27,423	13,503
Collins Foods, Ltd.	31,735	110,838
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd.	18,741	163,627
Cover-More Group, Ltd.	21,903	23,697
Credit Corp. Group, Ltd.	17,465	121,040
CSG, Ltd.	97,322	94,712
CSR, Ltd.	208,433	439,207
CuDeco, Ltd. (I)	21,846	17,230
Cue Energy Resources, Ltd. (I)	32,865	1,340
Data#3, Ltd.	50,250	40,853
Decmil Group, Ltd.	56,553	33,276
Dick Smith Holdings, Ltd.	85,596	21,688
Domino's Pizza Enterprises, Ltd.	24,664	1,029,536
Downer EDI, Ltd.	177,571	420,474
Drillsearch Energy, Ltd. (I)	191,020	89,474
Duet Group	12,496	20,225
DuluxGroup, Ltd.	135,259	628,454
DWS, Ltd.	30,461	27,687
Elders, Ltd. (I)	4,065	11,559
Emeco Holdings, Ltd. (I)	145,230	3,205
Energy Resources of Australia, Ltd. (I)	93,000	22,572
Energy World Corp., Ltd. (I)	274,968	35,239
EQT Holdings, Ltd. (I)	2,471	25,609
ERM Power, Ltd.	49,837	53,324
Ethane Pipeline Income Fund	15,720	15,831
Euroz, Ltd.	8,183	4,203
Event Hospitality and Entertainment, Ltd.	38,256	427,613
Evolution Mining, Ltd.	452,564	567,146
Fairfax Media, Ltd.	1,018,917	558,193
FAR, Ltd. (I)	83,631	5,354
Finbar Group, Ltd.	67,320	42,499
Fleetwood Corp., Ltd. (I)	21,283	15,642
FlexiGroup, Ltd. (L)	86,373	140,164

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       2

	Shares	Value
Australia (continued)
Flight Centre Travel Group, Ltd. (L)	20,645	$607,384
Fortescue Metals Group, Ltd. (L)	274,115	397,829
G8 Education, Ltd. (L)	113,117	274,629
GBST Holdings, Ltd.	13,763	43,184
Global Construction Services, Ltd. (I)	1,732	600
GrainCorp, Ltd., Class A	74,573	416,648
Grange Resources, Ltd.	51,070	3,313
Greencross, Ltd. (L)	27,841	149,015
GUD Holdings, Ltd.	30,937	148,020
GWA Group, Ltd. (L)	99,943	164,302
Hansen Technologies, Ltd.	55,600	141,900
Harvey Norman Holdings, Ltd.	87,543	297,789
HFA Holdings, Ltd.	40,809	72,664
Hills, Ltd.	66,646	11,411
Horizon Oil, Ltd. (I)	443,056	21,759
Iluka Resources, Ltd.	161,341	771,875
Imdex, Ltd. (I)	37,597	4,832
IMF Bentham, Ltd.	55,901	48,431
Independence Group NL	92,773	169,132
Infigen Energy (I)	229,890	81,954
Infomedia, Ltd.	124,579	48,829
Integrated Research, Ltd.	23,574	34,790
International Ferro Metals, Ltd. (I)	9,556	120
InvoCare, Ltd.	36,101	321,129
IOOF Holdings, Ltd. (L)	95,979	570,404
IRESS, Ltd.	43,916	335,693
iSelect, Ltd.	76,116	48,082
Isentia Group, Ltd.	13,035	32,621
JB Hi-Fi, Ltd. (L)	33,947	535,033
Karoon Gas Australia, Ltd. (I)	22,778	22,985
Kingsgate Consolidated, Ltd. (I)	71,822	22,073
Kingsrose Mining, Ltd. (I)	24,331	3,912
Lifestyle Communities, Ltd.	11,791	21,450
Lonestar Resources, Ltd. (I)	694	1,406
MACA, Ltd.	61,677	35,401
Macmahon Holdings, Ltd. (I)	196,782	14,721
Macquarie Atlas Roads Group	162,768	546,787
Magellan Financial Group, Ltd.	38,021	592,693
Maverick Drilling & Exploration, Ltd. (I)	79,979	3,073
MaxiTRANS Industries, Ltd.	51,752	20,138
Mayne Pharma Group, Ltd. (I)	235,023	207,356
McMillan Shakespeare, Ltd.	26,544	211,808
McPherson's, Ltd.	20,700	13,136
Medusa Mining, Ltd. (I)	28,581	12,587
Melbourne IT, Ltd.	34,562	50,764
Mesoblast, Ltd. (I)	50,982	69,539
Metals X, Ltd.	89,565	59,902

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       3

	Shares	Value
Australia (continued)
Metcash, Ltd. (I)	331,950	$395,666
Mincor Resources NL	61,262	7,416
Mineral Deposits, Ltd. (I)	34,649	6,430
Mineral Resources, Ltd. (L)	60,275	246,857
MMA Offshore, Ltd.	118,508	25,339
Monadelphous Group, Ltd. (L)	37,640	169,265
Mortgage Choice, Ltd.	31,859	37,830
Mount Gibson Iron, Ltd. (I)(L)	215,287	27,651
Myer Holdings, Ltd. (L)	365,639	300,516
MyState, Ltd.	28,572	85,171
Navitas, Ltd. (L)	89,852	299,741
Nearmap, Ltd. (I)	66,461	16,096
NetComm Wireless, Ltd. (I)	49,570	83,321
New Hope Corp., Ltd	70,203	66,505
NewSat, Ltd. (I)	230,084	18,886
nib Holdings, Ltd.	146,656	376,338
Nick Scali, Ltd.	8,819	26,595
Nine Entertainment Company Holdings, Ltd.	254,164	270,345
Noble Mineral Resources, Ltd. (I)	831	267
Northern Star Resources, Ltd.	224,785	627,547
Nufarm, Ltd.	70,236	341,937
OceanaGold Corp.	138,580	383,067
Orocobre, Ltd. (I)	3,886	6,455
Orora, Ltd.	485,121	788,722
OrotonGroup, Ltd.	5,374	8,172
OZ Minerals, Ltd.	129,377	463,681
OzForex Group, Ltd.	91,325	123,968
Pacific Brands, Ltd.	429,772	278,334
Pacific Current Group, Ltd. (I)	2,414	10,154
Pact Group Holdings, Ltd.	56,777	190,990
Paladin Resources, Ltd. (I)(L)	619,892	81,371
Panoramic Resources, Ltd.	75,229	5,643
Patties Foods, Ltd.	13,226	10,566
Peet, Ltd.	130,631	94,085
Perpetual, Ltd.	15,915	469,338
Perseus Mining, Ltd. (I)	159,193	42,235
Platinum Asset Mangement, Ltd.	79,996	338,062
Platinum Australia, Ltd. (I)	36,499	1,745
PMP, Ltd.	35,022	11,501
Premier Investments, Ltd.	34,261	321,259
Prima BioMed, Ltd. (I)	37,664	1,064
Primary Health Care, Ltd.	222,642	505,901
Prime Media Group, Ltd.	115,482	32,904
Programmed Maintenance Services, Ltd.	92,433	86,238
Prophecy International Holdings, Ltd.	3,570	3,664
Qube Holdings, Ltd. (L)	294,753	478,086
RCG Corp., Ltd.	115,309	119,082

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       4

	Shares	Value
Australia (continued)
RCR Tomlinson, Ltd.	53,709	$47,092
Reckon, Ltd.	35,555	40,051
Regis Resources, Ltd.	142,407	262,837
Resolute Mining, Ltd. (I)	265,309	106,434
Resource Generation, Ltd. (I)	9,069	240
Retail Food Group, Ltd. (L)	54,574	167,415
Ridley Corp., Ltd.	92,109	90,939
Ruralco Holdings, Ltd.	5,507	13,164
SAI Global, Ltd.	83,082	221,663
Salmat, Ltd. (I)	15,825	6,124
Sandfire Resources NL	52,309	211,538
Saracen Mineral Holdings, Ltd. (I)	296,330	206,997
Sedgman, Ltd.	15,038	10,128
SEEK, Ltd.	43,318	478,159
Select Harvests, Ltd.	24,530	74,725
Senetas Corp., Ltd. (I)(L)	298,765	22,330
Senex Energy, Ltd. (I)	283,286	38,076
Servcorp, Ltd.	22,350	116,357
Service Stream, Ltd.	22,001	8,936
Seven Group Holdings, Ltd. (L)	44,822	187,522
Seven West Media, Ltd.	518,847	363,448
Seymour Whyte, Ltd.	6,338	3,657
Shine Corp., Ltd.	13,336	6,613
Sigma Pharmaceuticals, Ltd.	459,521	271,399
Silex Systems, Ltd. (I)	30,817	7,246
Silver Chef, Ltd.	6,815	45,624
Silver Lake Resources, Ltd. (I)(L)	151,467	35,279
Sirtex Medical, Ltd.	21,367	486,116
Slater & Gordon, Ltd. (L)	110,830	45,714
SMS Management & Technology, Ltd.	29,758	41,049
Southern Cross Media Group, Ltd.	241,242	186,249
Spark Infrastructure Group	674,819	1,004,003
Specialty Fashion Group, Ltd. (I)	51,331	23,404
Spotless Group Holdings, Ltd.	76,008	65,121
St. Barbara, Ltd. (I)	211,766	284,455
Steadfast Group, Ltd.	69,269	81,625
Strike Energy, Ltd. (I)	39,151	2,928
STW Communications Group, Ltd.	126,543	83,396
Sundance Energy Australia, Ltd. (I)	155,670	8,367
Sundance Resources, Ltd. (I)	390,505	1,251
Sunland Group, Ltd.	38,548	43,468
Super Retail Group, Ltd. (L)	52,696	305,111
Tabcorp Holdings, Ltd.	313,261	957,028
Tap Oil, Ltd. (I)	77,522	4,426
Tassal Group, Ltd.	63,712	174,308
Technology One, Ltd.	83,098	274,832
Ten Network Holdings, Ltd. (I)(L)	90,518	65,060

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       5

	Shares	Value
Australia (continued)
TFS Corp., Ltd. (L)	88,454	$104,992
The Reject Shop, Ltd.	10,731	104,327
The Star Entertainment Group, Ltd.	314,663	1,167,418
Thorn Group, Ltd.	64,641	82,063
Tiger Resources, Ltd. (I)	420,741	13,489
Tox Free Solutions, Ltd.	63,700	111,627
Treasury Wine Estates, Ltd.	43,217	296,669
Troy Resources, Ltd. (I)	58,513	17,813
UGL, Ltd. (I)	71,910	147,156
UXC, Ltd.	141,337	122,568
Villa World, Ltd.	28,611	41,626
Village Roadshow, Ltd.	35,092	132,590
Virgin Australia Holdings, Ltd.	252,517	901
Virgin Australia Holdings, Ltd. (I)	305,078	96,829
Virtus Health, Ltd.	33,061	141,569
Vita Group, Ltd.	15,422	31,332
Vocus Communications, Ltd. (L)	170,793	997,398
Watpac, Ltd.	13,238	9,313
Webjet, Ltd.	29,808	129,104
Western Areas, Ltd.	90,525	133,956
Western Desert Resources, Ltd. (I)	102,010	10,557
White Energy Company, Ltd. (I)	29,677	1,698
Whitehaven Coal, Ltd. (I)(L)	267,687	104,700
WorleyParsons, Ltd.	16,165	48,084
Austria 1.2%		8,004,476
Agrana Beteiligungs AG	898	78,410
AMAG Austria Metall AG (S)	370	11,448
ams AG	25,381	759,575
ANDRITZ AG	6,189	295,098
Austria Technologie & Systemtechnik AG	16,398	233,037
BUWOG AG (I)	25,965	535,500
CA Immobilien Anlagen AG (I)	18,034	306,148
Conwert Immobilien Invest SE (I)	27,481	384,041
DO & CO AG	2,686	287,399
EVN AG	12,198	131,779
Flughafen Wien AG	1,244	108,485
Kapsch TrafficCom AG	3,279	118,310
Lenzing AG	3,770	243,237
Mayr Melnhof Karton AG	4,104	449,670
Oesterreichische Post AG	13,032	467,725
Palfinger AG	6,629	163,690
POLYTEC Holding AG	7,237	55,287
Porr AG	3,223	88,288
Raiffeisen Bank International AG (I)	46,887	621,153
RHI AG	12,435	207,289
Rosenbauer International AG	1,316	79,314
S IMMO AG (I)	26,689	223,270

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       6

	Shares	Value
Austria (continued)
Schoeller-Bleckmann Oilfield Equipment AG	4,982	$282,396
Semperit AG Holding	5,487	176,859
Strabag SE	7,289	186,981
Telekom Austria AG	28,713	162,871
UNIQA Insurance Group AG	36,689	222,244
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,612	37,488
Wienerberger AG	48,890	864,137
Zumtobel Group AG	13,285	223,347
Belgium 1.8%		11,633,107
Ablynx NV (I)(L)	29,087	369,779
Ackermans & van Haaren NV	9,917	1,307,276
AGFA-Gevaert NV (I)	99,599	367,120
Atenor Group	177	8,272
Banque Nationale de Belgique	70	227,679
Barco NV	5,136	345,675
Bekaert SA	15,640	558,290
bpost SA	29,224	725,211
Cie d'Entreprises CFE	3,567	341,370
Cie Immobiliere de Belgique SA (L)	1,065	49,518
D'Ieteren SA	10,883	400,936
Deceuninck NV	28,638	66,387
Econocom Group SA	30,348	252,543
Elia System Operator SA	10,605	509,759
Euronav NV	52,820	528,979
EVS Broadcast Equipment SA	5,077	167,268
Exmar NV (L)	14,369	135,432
Fagron	14,060	83,919
Galapagos NV (I)	12,530	520,363
Gimv NV	675	32,570
Ion Beam Applications	11,085	446,365
Jensen-Group NV	391	10,206
Kinepolis Group NV	7,114	313,039
Lotus Bakeries	112	212,011
MDxHealth (I)(L)	15,912	52,140
Melexis NV	6,719	341,399
Mobistar SA (I)	13,149	273,446
Nyrstar NV	450,545	328,905
Ontex Group NV	3,271	115,019
Picanol	902	44,810
Recticel SA	17,762	107,542
Resilux	305	44,777
Rezidor Hotel Group AB	39,572	161,704
Roularta Media Group NV (I)	668	16,171
Sioen Industries NV	4,474	82,175
Sipef SA	1,363	69,514
Tessenderlo Chemie NV (I)	15,490	521,071
ThromboGenics NV (I)(L)	6,765	22,526

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       7

	Shares	Value
Belgium (continued)
Umicore SA	28,595	$1,290,082
Van de Velde NV	2,521	161,061
Viohalco SA (I)	18,237	20,798
Bermuda 0.2%		1,532,917
Frontline, Ltd. (L)	8,138	74,195
Hiscox, Ltd.	108,277	1,458,722
Cambodia 0.0%		292,355
NagaCorp, Ltd.	532,000	292,355
Canada 7.3%		47,372,029
5N Plus, Inc. (I)	22,489	27,426
Absolute Software Corp.	21,703	109,878
Acadian Timber Corp.	4,303	61,349
Advantage Oil & Gas, Ltd. (I)	74,864	380,683
Aecon Group, Inc.	25,228	260,111
Ag Growth International, Inc.	5,100	94,574
AGF Management, Ltd., Class B (L)	33,316	118,194
AGT Food & Ingredients, Inc.	7,314	198,121
Aimia, Inc.	51,328	319,425
Air Canada (I)	28,100	149,950
AirBoss of America Corp.	6,009	76,567
AKITA Drilling, Ltd., Class A	300	1,439
Alamos Gold, Inc., Class A	105,964	485,570
Alaris Royalty Corp. (L)	14,209	258,661
Alarmforce Industries, Inc.	1,242	9,455
Algoma Central Corp.	4,052	39,382
Algonquin Power & Utilities Corp.	73,062	562,140
Alterra Power Corp. (I)(L)	16,806	5,590
Altius Minerals Corp.	2,400	17,153
Altus Group, Ltd. (L)	14,255	211,244
Andrew Peller, Ltd., Class A	1,275	22,051
Asanko Gold, Inc. (I)	3,731	7,638
Athabasca Oil Corp. (I)	129,752	94,940
ATS Automation Tooling Systems, Inc. (I)	34,491	253,903
AuRico Metals, Inc. (I)	46,595	21,352
AutoCanada, Inc. (L)	7,643	93,998
Avigilon Corp. (I)(L)	14,637	140,636
Axia NetMedia Corp. (L)	18,035	38,389
B2Gold Corp. (I)	383,953	428,506
Badger Daylighting, Ltd.	14,060	255,117
Bankers Petroleum, Ltd. (I)	126,226	84,897
Bellatrix Exploration, Ltd. (I)(L)	76,956	88,161
Birch Mountain Resources, Ltd. (I)	11,200	1
Birchcliff Energy, Ltd. (I)	45,094	168,644
Bird Construction, Inc. (L)	16,379	143,452
Black Diamond Group, Ltd.	16,417	48,656
BlackPearl Resources, Inc. (I)(L)	135,008	58,873

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       8

	Shares	Value
Canada (continued)
BMTC Group, Inc.	3,096	$29,038
Bonavista Energy Corp. (L)	37,592	65,293
Bonterra Energy Corp.	9,663	137,053
Boralex, Inc., Class A	13,793	164,741
Boulder Energy, Ltd. (I)	20,005	37,851
BRP, Inc. (I)	11,800	143,728
Calfrac Well Services, Ltd. (L)	32,048	28,424
Calian Technologies, Ltd.	4,058	58,816
Canaccord Genuity Group, Inc.	47,499	130,947
Canacol Energy, Ltd. (I)(L)	44,693	108,016
Canadian Energy Services & Technology Corp. (L)	73,452	166,122
Canadian Western Bank (L)	29,191	429,559
Canam Group, Inc.	17,736	166,087
Canexus Corp. (L)	41,777	35,200
Canfor Corp. (I)	31,700	328,012
Canfor Pulp Products, Inc.	11,460	101,471
CanWel Building Materials Group, Ltd. (L)	11,650	36,767
Canyon Services Group, Inc. (L)	26,367	78,536
Capital Power Corp.	42,320	542,059
Capstone Infrastructure Corp.	42,892	153,118
Capstone Mining Corp. (I)	119,800	34,975
Cascades, Inc.	33,218	241,831
Celestica, Inc. (I)	50,302	517,891
Centerra Gold, Inc.	62,827	345,479
Cequence Energy, Ltd. (I)	64,292	13,780
Cervus Equipment Corp.	3,597	31,238
Chinook Energy, Inc. (I)(L)	38,191	13,549
Cineplex, Inc.	24,381	889,825
Clarke, Inc.	3,000	20,377
Claude Resources, Inc. (I)	80,700	69,188
Clearwater Seafoods, Inc.	6,600	57,756
Cogeco, Inc.	2,665	104,473
Colliers International Group, Inc.	5,744	197,421
Colliers International Group, Inc. (I)	6,881	236,487
Computer Modelling Group, Ltd.	27,728	199,814
Copper Mountain Mining Corp. (I)(L)	41,468	14,865
Corby Spirit and Wine, Ltd.	3,522	47,689
Corridor Resources, Inc. (I)	11,000	4,390
Corus Entertainment, Inc., B Shares (L)	29,790	236,911
Cott Corp.	35,231	431,990
Cott Corp.	8,000	97,920
Crew Energy, Inc. (I)	62,803	148,536
Delphi Energy Corp. (I)(L)	72,367	41,184
Denison Mines Corp. (I)	184,719	84,646
Detour Gold Corp. (I)	63,265	996,435
DHX Media, Ltd.	371	1,862
DirectCash Payments, Inc.	5,720	46,673

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       9

	Shares	Value
Canada (continued)
Dominion Diamond Corp.	32,969	$346,503
Dominion Diamond Corp.	2,500	26,225
Dorel Industries, Inc., Class B	11,576	274,299
DragonWave, Inc. (I)	196	410
Dundee Precious Metals, Inc. (I)	33,424	27,421
E-L Financial Corp., Ltd.	74	34,730
Eastern Platinum, Ltd. (I)	11,202	5,878
EcoSynthetix, Inc. (I)	3,185	3,060
Eldorado Gold Corp.	44,218	132,360
Enbridge Income Fund Holdings, Inc. (L)	23,446	500,459
Endeavour Mining Corp. (I)	22,565	202,468
Endeavour Silver Corp. (I)	1,400	2,352
Endeavour Silver Corp. (I)(L)	38,410	64,443
EnerCare, Inc. (L)	28,113	329,128
Enerflex, Ltd.	34,477	263,483
Energy Fuels, Inc. (I)	4,269	10,507
Enerplus Corp. (L)	19,800	57,366
Enghouse Systems, Ltd.	7,402	299,910
Ensign Energy Services, Inc.	59,438	220,092
Epsilon Energy, Ltd. (I)(L)	16,000	34,885
Equitable Group, Inc. (L)	3,700	127,846
Essential Energy Services, Ltd.	57,270	25,397
Evertz Technologies, Ltd.	8,428	110,193
exactEarth, Ltd. (I)	7,069	15,152
Exchange Income Corp.	7,683	148,265
Exco Technologies, Ltd.	11,390	131,494
Exeter Resource Corp. (I)	7,379	3,818
EXFO, Inc. (I)	8	24
EXFO, Inc. (I)(L)	46	137
Extendicare, Inc. (L)	40,200	269,486
Fiera Capital Corp.	14,421	116,604
Firm Capital Mortgage Investment Corp.	1,400	13,483
First Majestic Silver Corp. (I)	56,900	264,103
First National Financial Corp. (L)	5,498	87,367
FirstService Corp. (I)	4,743	184,550
FirstService Corp.	5,680	221,449
Fortress Paper, Ltd., Class A (I)(L)	2,404	7,924
Fortuna Silver Mines, Inc. (I)	60,459	208,233
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc. (L)	4,700	28,485
Genesis Land Development Corp.	1,561	2,377
Genworth MI Canada, Inc. (L)	22,039	446,481
Gibson Energy, Inc.	46,949	597,186
Glacier Media, Inc.	8,800	5,659
Gluskin Sheff + Associates, Inc.	9,678	130,828
GMP Capital, Inc.	19,948	65,166
goeasy, Ltd.	700	10,787

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       10

	Shares	Value
Canada (continued)
Golden Star Resources, Ltd. (I)	13,800	$6,679
Golden Star Resources, Ltd. (I)	18,540	9,044
Gran Tierra Energy, Inc. (I)	131,142	310,166
Granite Oil Corp. (I)	13,335	72,342
Great Canadian Gaming Corp. (I)	16,129	221,848
Great Panther Silver, Ltd. (I)	1,300	895
Great Panther Silver, Ltd. (I)	41,334	27,495
Guardian Capital Group, Ltd., Class A	200	2,473
Guyana Goldfields, Inc. (I)	15,200	48,869
Hanfeng Evergreen, Inc. (I)	3,700	14
Heroux-Devtek, Inc. (I)	13,976	136,351
High Liner Foods, Inc.	5,179	51,790
HNZ Group, Inc.	700	5,355
Home Capital Group, Inc. (L)	21,435	538,647
Horizon North Logistics, Inc. (L)	48,033	41,181
HudBay Minerals, Inc.	102,252	301,541
IAMGOLD Corp. (I)	179,467	435,072
IMAX Corp. (I)	20,944	618,057
Imperial Metals Corp. (I)	16,200	59,867
Innergex Renewable Energy, Inc.	39,188	367,261
Interfor Corp. (I)	27,126	218,933
International Tower Hill Mines, Ltd. (I)	4,097	1,181
Intertape Polymer Group, Inc.	20,311	243,642
Just Energy Group, Inc. (L)	67,612	395,778
K-Bro Linen, Inc. (L)	2,733	102,816
KAB Distribution, Inc. (I)	18,405	1
Kelt Exploration, Ltd. (I)	10,273	27,258
Killam Apartment Real Estate Investment Trust	22,399	181,278
Kingsway Financial Services, Inc. (I)	2,175	9,726
Kinross Gold Corp. (I)	58,425	171,000
Kirkland Lake Gold, Inc. (I)	39,413	237,993
Klondex Mines, Ltd. (I)	48,400	129,138
Knight Therapeutics, Inc. (I)	4,223	23,347
Lake Shore Gold Corp. (I)(L)	173,865	233,876
Laurentian Bank of Canada	17,271	582,721
Leon's Furniture, Ltd.	8,758	95,801
Lightstream Resources, Ltd. (I)	75,972	19,653
Liquor Stores N.A., Ltd. (L)	11,095	68,062
Long Run Exploration, Ltd. (I)	54,489	17,921
Lucara Diamond Corp.	122,592	221,988
Lundin Mining Corp. (I)	72,797	202,304
MacDonald Dettwiler & Associates, Ltd.	12,893	848,479
Magellan Aerospace Corp.	6,304	72,079
Mainstreet Equity Corp. (I)	2,600	61,493
Major Drilling Group International, Inc.	32,798	154,415
Mandalay Resources Corp.	122,723	81,634
Manitoba Telecom Services, Inc.	10,800	269,242

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       11

	Shares	Value
Canada (continued)
Maple Leaf Foods, Inc.	43,050	$725,773
Martinrea International, Inc.	36,018	234,263
Maxim Power Corp. (I)	6,300	14,155
McCoy Global, Inc.	5,254	8,077
Mediagrif Interactive Technologies, Inc.	1,400	16,038
Medical Facilities Corp.	12,338	133,411
Melcor Developments, Ltd.	4,900	49,797
Mitel Networks Corp. (I)	24,641	178,297
Morguard Corp.	100	10,117
Morneau Shepell, Inc.	16,455	177,563
MTY Food Group, Inc.	5,249	120,576
Mullen Group, Ltd. (L)	36,912	396,129
Nautilus Minerals, Inc. (I)	20,040	2,962
Nevsun Resources, Ltd.	99,555	323,756
New Flyer Industries, Inc.	18,787	359,494
New Gold, Inc (I)	97,944	331,547
Newalta Corp.	21,912	44,051
Norbord, Inc.	7,559	124,251
North American Energy Partners, Inc.	3,335	6,187
Northern Dynasty Minerals, Ltd. (I)	6,576	2,284
Northland Power, Inc. (L)	38,411	539,968
NuVista Energy, Ltd. (I)	60,998	199,269
Osisko Gold Royalties, Ltd.	15,600	161,073
Ovivo, Inc. (I)	1,851	2,996
Painted Pony Petroleum, Ltd. (I)	41,686	117,694
Pan American Silver Corp. (L)	65,099	625,008
Parex Resources, Inc. (I)	54,555	393,941
Parkland Fuel Corp.	31,002	475,456
Pason Systems, Inc.	26,854	327,289
Pengrowth Energy Corp.	89,566	66,860
Penn West Petroleum, Ltd. (L)	104,558	98,917
PHX Energy Services Corp.	11,019	11,565
Pizza Pizza Royalty Corp. (L)	12,047	113,258
Platinum Group Metals, Ltd. (I)	1,120	2,161
Points International, Ltd. (I)	3,410	25,254
Polymet Mining Corp. (I)(L)	20,250	17,810
Precision Drilling Corp.	127,155	407,873
Premium Brands Holdings Corp.	8,321	288,129
Primero Mining Corp. (I)	74,190	121,731
Pulse Seismic, Inc. (L)	28,891	52,316
QLT, Inc. (I)	8,200	19,939
Questerre Energy Corp., Class A (I)(L)	26,400	3,512
RB Energy, Inc. (I)	50,909	51
Redknee Solutions, Inc. (I)(L)	36,800	54,398
Reitmans Canada, Ltd., Class A	24,570	85,532
Richelieu Hardware, Ltd.	6,446	323,967
Richmont Mines, Inc. (I)	25,120	117,338

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       12

	Shares	Value
Canada (continued)
RMP Energy, Inc. (I)	49,317	$51,395
Rock Energy, Inc. (I)	21,473	20,473
Rocky Mountain Dealerships, Inc. (L)	6,328	28,483
Rogers Sugar, Inc. (L)	36,909	131,214
RONA, Inc.	50,950	887,953
Russel Metals, Inc.	27,807	356,168
Sabina Gold & Silver Corp. (I)	8,968	6,164
Sandstorm Gold, Ltd. (I)	54,352	161,891
Sandvine Corp.	47,144	103,487
Savanna Energy Services Corp.	34,333	31,719
Sears Canada, Inc. (I)(L)	10,168	26,228
Secure Energy Services, Inc. (L)	48,545	265,867
SEMAFO, Inc. (I)	107,182	380,247
ShawCor, Ltd.	24,072	489,624
Sherritt International Corp. (L)	138,942	78,046
Sienna Senior Living, Inc.	14,933	178,026
Sierra Wireless, Inc. (I)(L)	2,900	38,338
Sierra Wireless, Inc. (I)(L)	11,249	148,823
Silver Standard Resources, Inc. (I)	34,453	199,639
Solium Capital, Inc. (I)	13,429	69,180
Sprott Resource Corp. (I)(L)	45,670	13,164
Sprott, Inc. (L)	61,751	88,998
Stantec, Inc.	23,974	500,034
Stella-Jones, Inc.	19,507	689,305
Stornoway Diamond Corp. (I)	2,566	1,783
Strad Energy Services, Ltd.	8,902	10,856
Street Capital Group, Inc. (I)	13,900	13,766
Stuart Olson Inc	7,100	29,701
Student Transportation, Inc. (L)	31,813	153,539
SunOpta, Inc. (I)	2,100	12,831
SunOpta, Inc. (I)	22,862	140,416
Superior Plus Corp.	49,500	317,195
Surge Energy, Inc. (L)	105,898	167,496
TAG Oil, Ltd. (I)	12,122	5,107
Taseko Mines, Ltd. (I)	5,290	1,852
Taseko Mines, Ltd. (I)	53,246	18,693
Tembec, Inc. (I)	40,748	26,503
Teranga Gold Corp. (I)	3,505	1,433
Teranga Gold Corp. (I)	143,598	60,496
The Descartes Systems Group, Inc. (I)	12,232	209,472
The North West Company, Inc.	20,337	471,674
Timmins Gold Corp. (I)	66,972	15,840
Tmx Group Ltd.	11,500	342,960
TORC Oil & Gas, Ltd.	50,964	230,525
Toromont Industries, Ltd.	29,693	697,665
Torstar Corp., Class B	27,064	39,806
Total Energy Services, Inc.	13,739	133,531

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       13

	Shares	Value
Canada (continued)
TransAlta Corp. (L)	93,115	$408,109
TransAlta Renewables, Inc.	18,529	154,066
Transcontinental, Inc., Class A	28,987	411,345
TransForce, Inc.	34,498	550,234
TransGlobe Energy Corp. (L)	35,327	50,915
Trican Well Service, Ltd. (I)	54,044	53,125
Trilogy Energy Corp. (I)(L)	10,100	22,245
Trinidad Drilling, Ltd.	88,733	97,718
Twin Butte Energy, Ltd.	120,335	11,562
Uni-Select, Inc.	6,232	264,526
Valener, Inc. (L)	16,438	230,837
Vecima Networks, Inc.	2,921	23,748
Wajax Corp.	7,847	94,535
Wesdome Gold Mines, Ltd. (I)	11,600	14,061
Western Energy Services Corp.	33,226	86,687
Western Forest Products, Inc.	155,953	242,056
Westjet Airlines, Ltd.	1,400	18,470
Westport Innovations, Inc. (I)(L)	2,300	4,347
Westshore Terminals Investment Corp.	21,806	234,660
Whistler Blackcomb Holdings, Inc.	13,451	248,540
Wi-LAN, Inc.	55,498	100,905
Winpak, Ltd. (L)	11,045	364,003
Xtreme Drilling and Coil Services Corp. (I)	12,048	13,713
Yamana Gold, Inc.	19,400	54,916
Yellow Pages, Ltd. (I)	13,518	188,732
ZCL Composites, Inc.	14,430	77,323
Zenith Epigenetics Corp. (I)	5,300	1,684
China 0.1%		669,839
Aupu Group Holding Company, Ltd.	164,000	45,731
Bund Center Investment, Ltd.	222,000	28,410
China Chuanglian Education Group, Ltd. (I)	948,000	18,638
China Everbright Water, Ltd. (I)	34,600	11,693
China Gold International Resources Corp., Ltd. (I)(L)	100,028	167,083
Delong Holdings, Ltd. (I)	9,100	1,744
FIH Mobile, Ltd.	1,015,000	362,585
Sino Grandness Food Industry Group, Ltd. (I)	121,000	33,955
Colombia 0.0%		87,642
Pacific Exploration and Production Corp. (I)(L)	89,158	87,642
Cyprus 0.0%		13,536
Deep Sea Supply PLC (I)	41,514	3,412
Songa Offshore (I)(L)	116,735	10,124
Denmark 2.0%		13,238,155
ALK-Abello A/S	2,387	344,097
Alm Brand A/S	33,471	213,194
Ambu A/S, Class B (I)	10,061	344,078

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       14

	Shares	Value
Denmark (continued)
Bang & Olufsen A/S (I)(L)	12,344	$125,008
Bavarian Nordic A/S (I)	9,870	404,323
BoConcept Holding A/S (I)	186	13,389
Brodrene Hartmann A/S	1,444	56,508
D/S Norden A/S (I)(L)	10,422	146,244
Dfds A/S	11,140	398,631
FLSmidth & Company A/S (L)	18,972	701,181
Fluegger A/S, B Shares	225	11,716
Genmab A/S (I)	13,165	1,609,455
GN Store Nord A/S	49,664	993,372
H+H International A/S, Class B (I)	5,734	61,649
H. Lundbeck A/S (I)	15,387	576,503
Harboes Bryggeri A/S, Class B	1,452	23,709
IC Group A/S	3,014	97,854
Jeudan A/S (I)	492	54,349
Jyske Bank A/S (I)	19,610	853,979
Matas A/S	2,769	53,070
NKT Holding A/S	8,630	461,712
Nordjyske Bank A/S	1,190	16,191
Parken Sport & Entertainment A/S (I)	864	6,982
PER Aarsleff A/S (I)	8,460	231,434
Ringkjoebing Landbobank A/S	1,546	303,653
Rockwool International A/S	70	9,953
Rockwool International A/S, B Shares	2,890	419,904
Royal Unibrew A/S	15,380	629,207
RTX A/S	2,982	33,654
Santa Fe Group A/S (I)	5,870	52,917
Schouw & Company A/S	5,593	337,290
SimCorp A/S	15,181	685,105
Solar A/S, B Shares	2,890	144,079
Spar Nord Bank A/S	31,135	242,300
Sydbank A/S	29,492	801,956
TDC A/S	26,825	113,814
TK Development A/S (I)	28,836	29,016
Topdanmark A/S (I)	26,725	616,587
Tryg A/S	18,938	345,581
United International Enterprises	636	91,345
Vestjysk Bank A/S (I)	3,265	4,498
William Demant Holdings A/S (I)	5,587	485,309
Zealand Pharma A/S (I)	5,371	93,359
Faroe Islands 0.1%		419,352
Bakkafrost P/F	11,285	403,197
BankNordik P/F	953	16,155
Finland 2.5%		16,509,001
Ahlstrom OYJ	2,379	20,130
Aktia Bank OYJ	7,313	71,563

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       15

	Shares	Value
Finland (continued)
Alma Media OYJ (I)	11,325	$39,576
Amer Sports OYJ	44,625	1,242,661
Apetit OYJ	930	12,535
Aspo OYJ	8,100	60,387
Atria OYJ	2,503	22,395
BasWare OYJ (I)	2,950	120,306
Biotie Therapies OYJ (I)	38,585	12,044
Bittium OYJ	5,798	32,930
Cargotec OYJ, B Shares	13,494	418,565
Caverion Corp.	39,617	355,275
Citycon OYJ	154,339	357,814
Comptel OYJ	9,818	17,025
Cramo OYJ	12,606	251,114
Digia OYJ	2,622	15,825
Elisa OYJ	53,910	1,920,969
F-Secure OYJ	33,736	92,998
Finnair OYJ (I)	35,466	204,315
Fiskars OYJ ABP (L)	11,949	229,963
HKScan OYJ, A Shares	15,585	51,878
Huhtamaki OYJ	32,664	1,080,059
Ilkka-Yhtyma OYJ	2,083	4,533
Kemira OYJ	44,311	506,684
Kesko OYJ, A Shares	3,737	148,157
Kesko OYJ, B Shares	24,623	962,244
Konecranes OYJ	18,010	395,355
Lassila & Tikanoja OYJ	12,747	207,342
Lemminkainen OYJ	1,173	17,202
Metsa Board OYJ	88,841	537,732
Metso OYJ	24,985	551,761
Nokian Renkaat OYJ	42,106	1,380,171
Okmetic OYJ	2,422	18,814
Olvi OYJ, A Shares	5,156	127,362
Oriola-KD OYJ, B Shares	45,248	202,187
Orion OYJ, Class A	8,890	315,839
Orion OYJ, Class B	33,188	1,121,322
Outokumpu OYJ (I)(L)	82,600	279,598
Outotec OYJ (L)	74,258	240,783
PKC Group OYJ (L)	9,817	151,008
Ponsse OYJ	3,319	68,610
Poyry OYJ (I)	12,889	46,255
Raisio OYJ	49,604	223,389
Ramirent OYJ	29,403	191,228
Rapala VMC OYJ	617	2,802
Revenio Group OYJ	1,456	42,386
Sanoma OYJ	36,139	162,010
Stockmann OYJ ABP, A Shares (I)	1,949	13,700
Stockmann OYJ ABP, B Shares (I)(L)	12,386	88,111

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       16

	Shares	Value
Finland (continued)
Talvivaara Mining Company PLC (I)	90,559	$2,985
Technopolis OYJ	37,160	145,213
Teleste OYJ	1,377	12,256
Tieto OYJ	24,201	632,069
Tikkurila OYJ	14,464	232,222
Uponor OYJ	23,236	309,982
Vaisala OYJ, A Shares	3,370	87,043
Valmet OYJ	15,545	161,385
YIT OYJ (L)	52,763	288,934
France 4.9%		32,156,434
ABC Arbitrage	1,775	9,943
Actia Group	4,194	26,939
Air France-KLM (I)	54,919	499,249
Akka Technologies	3,717	110,663
Albioma SA	8,111	105,636
Altamir	3,756	40,316
Alten SA	12,202	702,867
Altran Technologies SA	63,256	753,027
APRIL SA	6,582	85,546
Archos SA (I)	432	692
Arkema SA	24,445	1,492,449
Assystem	4,749	111,369
Aubay	2,137	51,234
Axway Software SA	2,311	48,926
Bastide le Confort Medical	507	9,507
Beneteau SA	15,292	183,674
BioMerieux	4,939	628,520
Boiron SA	3,242	250,014
Bonduelle SCA	5,981	162,582
Burelle SA	138	118,636
Catering International Services	1,089	15,331
Cegedim SA (I)	2,125	48,505
Cegid Group SA	2,236	119,294
CGG SA (I)	94,008	59,258
Chargeurs SA	11,393	99,482
Cie des Alpes	4,782	77,215
Derichebourg SA	45,262	129,270
Devoteam SA	2,216	92,596
Eiffage SA	18,176	1,288,392
Electricite de Strasbourg SA	142	15,124
Elior (S)	11,975	243,446
Eramet (I)(L)	595	12,435
Esso SA Francaise (I)	1,326	58,566
Etablissements Maurel et Prom (I)	38,605	108,814
Euler Hermes Group	4,561	377,659
Exel Industries SA, A Shares	319	23,410
Faiveley Transport SA	2,283	233,347

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       17

	Shares	Value
France (continued)
Faurecia	24,148	$819,230
Fimalac	2,383	204,691
Fleury Michon SA	344	22,076
Futuren SA (I)	62,327	37,239
GameLoft SE (I)	18,466	135,817
Gaumont SA	489	26,467
Gaztransport Et Technigaz SA	7,412	229,729
GEA	126	10,265
GL Events	3,931	63,128
Groupe Crit	1,384	74,106
Groupe Fnac SA (I)	4,407	294,048
Groupe Gorge	1,438	35,244
Groupe Open	1,805	30,357
Guerbet	2,149	172,113
Haulotte Group SA	5,441	79,397
Havas SA	34,404	251,129
HiPay Group SA (I)	1,631	14,471
Imerys SA	6,954	420,740
Interparfums SA	4,049	102,798
Ipsen SA	13,534	779,000
IPSOS	14,479	311,820
Jacquet Metal Service	6,226	81,787
Korian SA	16,115	445,279
Lagardere SCA	50,311	1,450,754
Laurent-Perrier	809	67,503
Le Noble Age (I)	1,787	51,886
Lectra	9,769	130,421
Linedata Services	1,196	47,051
LISI	7,735	178,432
Maisons France Confort SA	1,083	47,748
Manitou BF SA	5,179	86,430
Manutan International	908	46,392
Mersen	3,879	49,078
METabolic EXplorer SA (I)	11,208	23,887
Metropole Television SA	20,071	336,258
MGI Coutier	4,649	85,718
Naturex (I)	2,783	217,626
Neopost SA	12,538	266,710
Nexans SA (I)	14,404	577,924
Nexity SA	13,545	625,289
Nicox SA (I)	7,590	54,946
NRJ Group (I)	7,604	74,543
Oeneo SA	7,542	58,745
Onxeo SA (I)	2,056	6,407
Onxeo SA (I)	3,801	11,869
Orpea	14,305	1,180,571
Pierre & Vacances SA (I)	2,089	65,413

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       18

	Shares	Value
France (continued)
Plastic Omnium SA	25,691	$815,898
Plastivaloire	180	12,910
PSB Industries SA	506	27,091
Rallye SA (L)	10,422	169,515
Recylex SA (I)	2,379	5,491
Rexel SA	47,957	587,114
Robertet SA	258	67,152
Rothschild & Company	5,170	121,365
Rubis SCA	15,869	1,172,599
Saft Groupe SA	11,814	339,139
Samse SA	285	34,757
Sartorius Stedim Biotech	1,608	660,900
Savencia SA	1,568	97,228
SEB SA	9,039	838,798
Seche Environnement SA	1,987	55,654
Sequana SA (I)	13,574	42,797
Societe Internationale de Plantations d'Heveas SA (I)	288	7,870
Societe Marseillaise du Tunnel Prado-Carenage SA	219	7,962
Societe Television Francaise 1	52,257	600,651
SOITEC (I)(L)	88,803	54,884
Solocal Group (I)(L)	16,412	66,180
Somfy SA	417	136,120
Sopra Steria Group	6,471	627,183
Ste Industrielle d'Aviation Latecoere SA (I)	22,917	84,999
Stef SA	1,372	84,880
Store Electronic (I)	1,989	40,881
Synergie SA	3,628	95,973
Tarkett SA	885	25,933
Technicolor SA	110,597	671,197
Technip SA	25,326	1,254,751
Teleperformance	23,750	1,833,591
Tessi SA	606	96,994
TFF Group	88	9,346
Thermador Groupe	1,127	98,659
Touax SA (I)	271	2,634
Trigano SA	3,960	229,764
UBISOFT Entertainment (I)	42,866	1,226,442
Union Financiere de France Banque SA	1,403	37,684
Valneva SE (I)	15,085	53,277
Vetoquinol SA	1,285	48,850
Vicat	7,176	418,573
VIEL & Compagnie SA	6,888	23,955
Vilmorin & Compagnie SA	2,556	177,949
Virbac SA	1,381	252,813
VM Materiaux SA	539	9,788
Vranken-Pommery Monopole Group SA	407	10,141
Worldline SA (I)(S)	1,848	41,637

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       19

	Shares	Value
Gabon 0.0%		$28,900
Total Gabon	211	28,900
Germany 6.0%		39,251,174
Aareal Bank AG	26,556	786,480
Adler Modemaerkte AG	2,325	22,486
ADVA Optical Networking SE (I)	19,803	204,652
AIXTRON SE (I)(L)	17,077	61,989
Aixtron SE, ADR (I)(L)	3,360	12,298
Allgeier SE	2,463	41,525
Amadeus Fire AG	2,014	141,447
Atoss Software AG	232	15,206
Aurubis AG	14,631	660,178
Axel Springer SE	15,538	785,242
Balda AG	3,880	9,750
Basler AG	410	22,689
Bauer AG	4,157	63,417
BayWa AG	6,006	183,078
Bechtle AG	6,895	587,580
Bertrandt AG	1,646	168,249
Bijou Brigitte AG	1,583	95,053
Bilfinger SE	13,810	595,092
Biotest AG	2,718	44,784
Borussia Dortmund GmbH & Company KGaA	37,982	162,023
BRAAS Monier Building Group SA	2,925	66,683
CANCOM SE	6,536	331,500
Carl Zeiss Meditec AG	13,450	422,006
CENIT AG	4,392	89,381
CENTROTEC Sustainable AG	4,066	56,140
Cewe Stiftung & Company KGAA	1,843	103,748
comdirect bank AG	13,187	136,122
CompuGroup Medical AG	8,313	331,259
Constantin Medien AG (I)	13,725	28,711
CropEnergies AG (I)	7,965	32,867
CTS Eventim AG & Company KGaA	14,217	497,630
Data Modul AG	635	26,312
DEAG Deutsche Entertainment AG (I)	2,850	10,190
Delticom AG	3,267	52,426
Deutsche Beteiligungs AG	222	6,364
Deutz AG	43,882	146,708
DIC Asset AG	18,778	157,264
DMG Mori AG	23,332	960,488
Dr Hoenle AG	1,598	40,285
Draegerwerk AG & Company KGaA	1,359	76,371
Drillisch AG	15,601	630,380
Duerr AG	8,878	524,981
Eckert & Ziegler AG	1,622	32,913
Elmos Semiconductor AG	5,362	62,549
ElringKlinger AG	12,783	298,322

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       20

	Shares	Value
Germany (continued)
Euromicron AG (I)	2,304	$14,404
Evotec AG (I)	36,504	124,811
Fielmann AG	8,038	553,442
First Sensor AG (I)	680	7,665
Francotyp-Postalia Holding AG	2,607	11,897
Fraport AG Frankfurt Airport Services Worldwide	8,336	481,151
Freenet AG	47,633	1,415,163
Fuchs Petrolub SE	7,576	275,591
Gerresheimer AG	12,475	887,581
Gerry Weber International AG (L)	7,054	85,086
Gesco AG	1,342	104,396
GFK SE	6,045	189,083
GFT Technologies SE	7,250	183,658
Grammer AG	5,899	194,543
GRENKELEASING AG	3,059	606,637
H&R AG (I)	5,410	53,732
Hamburger Hafen und Logistik AG	9,660	132,977
Heidelberger Druckmaschinen AG (I)	102,480	206,097
HOCHTIEF AG	5,277	571,959
Homag Group AG	374	14,694
Hornbach Baumarkt AG	3,089	86,361
Indus Holding AG	10,028	434,031
Init Innovation In Traffic Systems AG	1,525	21,774
Intershop Communications AG (I)	2,654	3,599
Isra Vision AG	1,319	91,562
IVU Traffic Technologies AG	5,399	22,289
Jenoptik AG	23,113	304,731
KION Group AG (I)	23,026	1,144,176
Kloeckner & Company SE	44,926	381,351
Koenig & Bauer AG (I)	6,623	192,061
Kontron AG (I)	25,364	86,738
Krones AG	5,025	538,041
KSB AG	73	25,331
KUKA AG	8,679	805,377
KWS Saat SE	905	272,072
Lanxess AG	37,331	1,545,179
LEG Immobilien AG (I)	19,738	1,613,261
Leifheit AG	500	27,111
Leoni AG	14,467	420,137
LPKF Laser & Electronics AG (L)	8,835	59,407
Manz AG (I)	1,315	59,496
MasterFlex AG (I)	414	2,543
Mediclin AG (I)	8,179	39,567
Medigene AG (I)	2,292	18,830
MLP AG	26,002	74,490
MTU Aero Engines AG	16,581	1,507,716
MVV Energie AG	1,699	40,163

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       21

	Shares	Value
Germany (continued)
Nemetschek AG	8,720	$375,659
Nexus AG	2,436	46,036
Nordex SE (I)	26,497	769,176
Norma Group SE	10,907	563,728
OHB SE	2,007	40,786
OSRAM Licht AG	24,646	1,151,426
Paion AG (I)	16,001	43,817
Paragon AG	1,041	31,618
PATRIZIA Immobilien AG (I)	15,562	365,005
Pfeiffer Vacuum Technology AG	3,989	357,532
PNE Wind AG	34,893	63,422
PSI AG (I)	2,339	34,937
Puma SE	979	209,453
PVA TePla AG (I)	1,400	4,089
QSC AG	42,179	64,822
R Stahl AG	823	26,359
Rational AG	1,145	568,030
Rheinmetall AG	16,889	1,199,534
Rhoen-Klinikum AG	18,028	532,525
SAF-Holland SA	16,287	190,930
Salzgitter AG	17,399	396,459
Schaltbau Holding AG	1,736	91,615
SGL Carbon SE (I)(L)	15,924	166,274
SHW AG	2,463	60,641
Singulus Technologies AG (I)	27,287	7,412
Sixt SE	6,249	290,512
SKW Stahl-Metallurgie Holding AG (I)	2,060	7,646
SMA Solar Technology AG (I)(L)	4,351	199,199
SMT Scharf AG (I)	1,261	12,449
Softing AG	2,069	25,421
Software AG	21,412	754,857
Solarworld AG (I)	90	1,023
STADA Arzneimittel AG	26,709	903,529
STRATEC Biomedical AG	1,400	78,876
Stroeer SE	8,288	478,072
Suedzucker AG	36,547	549,046
Surteco SE	1,666	36,937
Suss Microtec AG (I)	10,574	101,762
TAG Immobilien AG	40,263	475,587
Takkt AG	12,811	233,945
Technotrans AG	3,217	57,244
Tom Tailor Holding AG (I)	5,865	26,642
Tomorrow Focus AG (I)	7,724	24,289
VERBIO Vereinigte BioEnergie AG	9,607	71,275
Vossloh AG (I)	3,813	227,497
VTG AG	6,856	192,145
Wacker Chemie AG	5,098	403,500

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       22

	Shares	Value
Germany (continued)
Wacker Neuson SE	10,607	$163,477
Washtec AG	4,717	153,963
Wincor Nixdorf AG (I)	10,573	536,221
XING AG	1,001	167,996
Gibraltar 0.0%		136,309
888 Holdings PLC	55,416	136,309
Greece 0.0%		81
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (I)	1,810	81
TT Hellenic Postbank SA (I)	20,725	0
Greenland 0.0%		1,871
Gronlandsbanken A/S	20	1,871
Guernsey, Channel Islands 0.0%		18,361
Raven Russia, Ltd. (I)	38,191	18,361
Hong Kong 3.0%		19,625,130
Aeon Stores Hong Kong Company, Ltd.	22,000	20,672
Agritrade Resources, Ltd.	210,000	40,265
Alco Holdings, Ltd.	54,000	16,839
Allied Group, Ltd.	18,000	75,689
Allied Properties HK, Ltd.	726,000	127,889
Anxian Yuan China Holdings, Ltd. (I)	600,000	9,025
APAC Resources, Ltd. (I)	147,812	1,520
Applied Development Holdings, Ltd. (I)	350,000	17,118
APT Satellite Holdings, Ltd.	153,000	119,293
Asia Financial Holdings, Ltd.	94,000	34,277
Asia Satellite Telecom Holdings Company, Ltd.	38,220	55,059
Asia Standard International Group, Ltd.	354,000	54,624
Asian Gold Dragon, Ltd. (I)	696,000	12,616
ASM Pacific Technology, Ltd.	58,500	469,090
Associated International Hotels, Ltd.	26,000	69,975
Auto Italia Holdings (I)	950,000	27,965
AVIC Joy Holdings HK, Ltd (I)	400,000	10,691
Bonjour Holdings, Ltd.	635,000	31,847
Bossini International Hldg	246,000	12,345
Bright Smart Securities & Commodities Group, Ltd.	244,000	59,266
Brightoil Petroleum Holdings, Ltd.	171,000	43,706
Brockman Mining, Ltd. (I)	855,430	11,649
Burwill Holdings, Ltd. (I)	1,604,000	53,577
Cafe de Coral Holdings, Ltd.	128,000	347,129
CCT Fortis Holdings, Ltd.	72,000	8,786
CEC International Holdings, Ltd.	70,000	9,717
Century City International Holdings, Ltd.	452,000	26,153
Champion Technology Holdings, Ltd. (I)	494,000	7,049
Chen Hsong Holdings	40,000	7,968
Cheung Wo International Holdings, Ltd. (I)	210,000	28,623
Chevalier International Holdings, Ltd.	51,524	78,359

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       23

	Shares	Value
Hong Kong (continued)
China Daye Non-Ferrous Metals Mining, Ltd. (I)	2,004,000	$34,311
China Energy Development Holdings, Ltd. (I)	2,748,000	42,652
China Environmental Energy Investment, Ltd. (I)	1,000,000	13,757
China Flavors & Fragrances Company, Ltd.	68,000	20,114
China Metal International Holdings, Inc.	150,000	44,927
China Public Procurement, Ltd. (I)(L)	3,312,000	71,127
China Smarter Energy Group Holdings, Ltd. (I)	874,000	67,503
China Solar Energy Holdings, Ltd. (I)	127,000	2,939
China Star Entertainment, Ltd. (I)	246,000	19,603
China Strategic Holdings, Ltd. (I)	1,372,500	42,161
China Ting Group Holdings, Ltd. (I)	384,000	17,269
China Wah Yan Healthcare, Ltd. (I)	157,500	2,100
Chow Sang Sang Holdings International, Ltd.	136,000	191,315
Chu Kong Shipping Enterprise Group Company, Ltd.	164,000	40,469
Chuang's Consortium International, Ltd.	332,021	43,954
CITIC Telecom International Holdings, Ltd.	573,000	229,018
CK Life Sciences International Holdings, Inc.	1,270,000	97,961
Continental Holdings, Ltd. (I)	510,000	6,223
Convenience Retail Asia, Ltd.	68,000	24,081
Convoy Financial Holdings, Ltd. (I)	630,000	27,934
CP Lotus Corp. (I)	280,000	6,050
Crocodile Garments (I)	185,000	32,356
Cross-Harbour Holdings, Ltd.	22,000	26,881
CSI Properties, Ltd	2,266,333	62,654
CST Mining Group, Ltd. (I)	2,711,040	25,767
Dah Sing Banking Group, Ltd.	196,848	326,744
Dah Sing Financial Holdings, Ltd.	80,744	425,889
Dan Form Holdings Company, Ltd.	66,000	11,797
Dickson Concepts International, Ltd.	94,000	27,687
DMX Technologies Group, Ltd. (I)	34,000	2,636
Eagle Nice International Holdings, Ltd.	46,000	11,412
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Capital Group, Ltd.	1,071,000	77,046
Emperor Entertainment Hotel, Ltd.	215,000	37,269
Emperor International Holdings, Ltd.	560,250	87,168
Emperor Watch & Jewellery, Ltd.	1,900,000	36,999
ENM Holdings, Ltd. (I)	60,000	3,050
EPI Holdings, Ltd. (I)	846,000	26,023
Esprit Holdings, Ltd.	821,650	734,474
eSun Holdings, Ltd. (I)	113,000	7,407
Fairwood Holdings, Ltd.	21,500	64,362
Far East Consortium International, Ltd.	512,558	145,011
First Pacific Company, Ltd.	410,000	282,557
First Shanghai Investments, Ltd.	424,000	58,372
Fountain SET Holdings, Ltd.	368,000	37,412
Future Bright Holdings, Ltd.	162,000	12,695
G-Resources Group, Ltd.	10,033,800	283,840

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       24

	Shares	Value
Hong Kong (continued)
GCL New Energy Holdings, Ltd. (I)	1,566,000	$87,604
Get Nice Holdings, Ltd.	2,426,000	90,455
Giordano International, Ltd.	493,708	185,399
Global Brands Group Holding, Ltd. (I)	2,394,000	283,281
Glorious Sun Enterprises, Ltd.	196,000	23,714
Gold Peak Industries Holding, Ltd.	90,000	9,493
Guangnan Holdings, Ltd.	108,000	11,784
Guoco Group, Ltd.	4,000	41,865
Guotai Junan International Holdings, Ltd.	911,600	229,660
Haitong International Securities Group, Ltd.	605,519	283,304
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hanison Construction Holdings, Ltd.	143,631	22,355
Hanny Holdings, Ltd.	1,130,000	5,808
Hao Tian Development Group, Ltd. (I)	387,200	15,203
Harbour Centre Development, Ltd.	37,500	61,812
Heng Fai Enterprises, Ltd. (I)	320,000	9,569
Hi-level Technology Holdings, Ltd. (I)	11,232	635
HKR International, Ltd.	393,600	171,483
HNA International Investment Holdings, Ltd. (I)	1,556,800	74,099
Hong Kong Aircraft Engineering Company, Ltd.	13,600	87,901
Hong Kong Ferry Holdings Company, Ltd.	46,000	51,310
Hong Kong Shanghai Alliance Holdings, Ltd. (I)	58,000	5,816
Hong Kong Television Network, Ltd. (I)	31,000	5,737
Hong Kong Television Network, Ltd., ADR (I)	1,717	6,267
Hongkong Chinese, Ltd.	224,000	42,929
Hop Hing Group Holdings, Ltd.	920,000	12,189
Hopewell Holdings, Ltd.	229,000	703,444
Hsin Chong Construction Group, Ltd. (L)	920,000	73,210
Hung Hing Printing Group, Ltd.	76,216	8,819
Hutchison Telecommunications Hong Kong Holdings, Ltd.	558,000	187,908
I-CABLE Communications, Ltd. (I)	332,000	18,781
Imagi International Holdings, Ltd. (I)	3,127,500	38,169
Integrated Waste Solutions Group Holdings, Ltd. (I)	432,000	8,724
International Standard Resources Holdings, Ltd. (I)	900,000	17,447
iOne Holdings, Ltd. (I)	980,000	23,943
IPE Group, Ltd.	220,000	48,360
IRC, Ltd. (I)	864,666	13,899
IT, Ltd.	234,808	56,805
ITC Corp., Ltd.	271,327	21,645
Johnson Electric Holdings, Ltd.	140,500	419,214
K Wah International Holdings, Ltd.	500,839	177,016
Kader Holdings Company, Ltd. (I)	248,000	20,794
Keck Seng Investments, Ltd.	1,000	656
Kerry Logistics Network, Ltd.	198,500	292,624
Kerry Properties, Ltd.	11,000	25,800
Kingmaker Footwear Holdings, Ltd.	54,000	13,131
Ko Yo Chemical Group, Ltd. (I)	536,000	28,255

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       25

	Shares	Value
Hong Kong (continued)
Kowloon Development Company, Ltd.	166,000	$123,720
Kwoon Chung Bus Holdings, Ltd.	20,000	11,429
L'sea Resources International Holdings, Ltd. (I)	510,000	12,780
Lai Sun Development Company, Ltd.	5,124,333	75,739
Landsea Green Properties Company, Ltd.	120,000	10,180
Lifestyle International Holdings, Ltd.	199,000	241,577
Lippo China Resources, Ltd.	1,494,000	42,817
Lippo, Ltd.	31,250	16,883
Lisi Group Holdings, Ltd.	490,000	24,893
Liu Chong Hing Investment, Ltd.	96,000	106,380
Louis Xiii Holdings, Ltd. (I)	22,000	6,009
Luen Thai Holdings, Ltd.	103,000	14,958
Luk Fook Holdings International, Ltd.	130,000	257,551
Lung Kee Holdings, Ltd.	48,000	11,600
Magnificent Estates	438,000	9,688
Man Sang International, Ltd. (I)	126,000	12,626
Man Wah Holdings, Ltd.	238,000	281,252
Mandarin Oriental International, Ltd.	17,600	22,744
Mason Financial Holdings, Ltd. (I)	450,000	17,354
Melco International Development, Ltd.	289,000	336,868
Midland Holdings, Ltd. (I)	296,000	102,021
Ming Fai International Holdings, Ltd.	41,000	3,795
Miramar Hotel & Investment Company, Ltd.	46,000	75,660
National Electronic Holdings, Ltd.	88,000	9,843
Neo-Neon Holdings, Ltd. (I)	228,000	29,888
Neptune Group, Ltd. (I)	970,000	8,075
New Times Energy Corp., Ltd. (I)	36,600	565
NewOcean Energy Holdings, Ltd.	462,000	161,471
Next Digital, Ltd.	276,000	14,723
Noble Group, Ltd. (L)	1,614,100	395,346
O Luxe Holdings, Ltd. (I)	595,500	15,992
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	645,000	45,564
Orient Overseas International, Ltd.	90,000	326,857
Oriental Watch Holdings, Ltd.	190,000	22,005
Pacific Andes International Holdings, Ltd. (I)	2,171,305	40,757
Pacific Basin Shipping, Ltd.	828,000	108,556
Pacific Textiles Holdings, Ltd.	225,000	328,160
Pak Fah Yeow International, Ltd.	20,000	10,035
Paliburg Holdings, Ltd.	71,380	20,925
Paradise Entertainment, Ltd. (I)(L)	176,000	27,630
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	663,000	28,493
Perfect Shape PRC Holdings, Ltd.	92,000	10,161
Pico Far East Holdings, Ltd.	324,000	81,621
Playmates Holdings, Ltd.	74,000	85,627
Playmates Toys, Ltd.	224,000	46,999
PME Group, Ltd. (I)	1,760,000	32,118

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       26

	Shares	Value
Hong Kong (continued)
Polytec Asset Holdings, Ltd.	600,000	$49,434
Public Financial Holdings, Ltd.	148,000	62,477
PYI Corp., Ltd.	1,818,801	31,762
Regal Hotels International Holdings, Ltd.	195,200	96,997
Sa Sa International Holdings, Ltd. (L)	391,999	120,977
SAS Dragon Holdings, Ltd.	156,000	27,081
SEA Holdings, Ltd.	70,000	139,034
Seec Media Group, Ltd. (I)	3,576,000	56,082
Shangri-La Asia, Ltd.	12,000	11,356
Shenwan Hongyuan HK, Ltd.	180,000	72,234
Shougang Concord Grand Group, Ltd. (I)	863,000	33,818
Shun Ho Technology Holdings, Ltd. (I)	7,227	2,155
Shun Tak Holdings, Ltd.	669,250	208,860
Silver Base Group Holdings, Ltd. (I)	258,000	38,796
Sing Tao News Corp., Ltd.	58,000	8,871
Singamas Container Holdings, Ltd.	670,000	56,893
Sitoy Group Holdings, Ltd.	135,000	46,695
SmarTone Telecommunications Holdings, Ltd.	136,089	223,979
SOCAM Development, Ltd. (I)	134,927	75,162
Solartech International Holdings, Ltd. (I)	320,000	10,292
Solomon Systech International, Ltd. (I)	504,000	21,369
Soundwill Holdings, Ltd.	42,000	44,803
Stella International Holdings, Ltd.	185,500	456,808
Stelux Holdings International, Ltd.	200,000	14,428
Success Universe Group, Ltd. (I)	360,000	8,531
Sun Hung Kai & Company, Ltd.	424,318	230,916
Sunwah Kingsway Capital Holdings, Ltd.	360,000	5,745
Symphony Holdings, Ltd. (I)	470,000	46,518
TAI Cheung Holdings, Ltd.	82,000	59,044
Tan Chong International, Ltd.	63,000	20,086
Tao Heung Holdings, Ltd.	95,000	23,097
Television Broadcasts, Ltd.	125,800	494,830
Termbray Industries International Holdings, Ltd. (I)	94,000	7,850
Texwinca Holdings, Ltd.	262,000	249,321
The Hong Kong Building & Loan Agency, Ltd (I)	224,000	9,649
The Hongkong & Shanghai Hotels, Ltd.	217,000	215,103
Titan Petrochemicals Group, Ltd. (I)	600,000	18,976
Tradelink Electronic Commerce, Ltd.	228,000	47,510
Transport International Holdings, Ltd.	112,400	301,323
Trinity, Ltd.	408,000	51,917
TSC Group Holdings, Ltd. (I)	185,000	28,030
Tsui Wah Holdings, Ltd.	170,000	35,610
United Laboratories International Holdings, Ltd. (I)	224,500	81,657
Up Energy Development Group, Ltd. (I)	898,000	29,915
Upbest Group, Ltd.	4,000	915
Value Convergence Holdings, Ltd. (I)	172,000	29,208
Value Partners Group, Ltd.	288,000	241,622

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       27

	Shares	Value
Hong Kong (continued)
Valuetronics Holdings, Ltd.	76,500	$22,300
Vanke Property Overseas, Ltd.	35,000	24,288
Varitronix International, Ltd.	142,000	99,992
Victory City International Holdings, Ltd.	653,660	58,899
Vitasoy International Holdings, Ltd.	290,000	478,641
VS International Group, Ltd. (I)	232,000	10,879
VST Holdings, Ltd.	372,400	75,125
VTech Holdings, Ltd.	56,500	633,315
Wai Kee Holdings, Ltd.	72,000	21,733
Winfull Group Holdings, Ltd. (I)	552,000	12,414
Wing On Company International, Ltd.	17,000	49,145
Wing Tai Properties, Ltd.	68,000	36,116
Xinyi Glass Holdings, Ltd.	818,000	431,976
Yeebo International Holding	82,000	15,922
YGM Trading, Ltd.	22,000	14,289
Yuan Heng Gas Holdings, Ltd. (I)	276,000	22,352
India 0.0%		154,964
Vedanta Resources PLC (L)	40,534	154,964
Ireland 1.4%		8,927,826
C&C Group PLC	65,089	243,262
DCC PLC	18,410	1,438,756
FBD Holdings PLC	9,690	69,662
Glanbia PLC	46,938	934,899
Grafton Group PLC	53,492	493,619
Greencore Group PLC	149,514	788,743
IFG Group PLC	22,431	45,314
Independent News & Media PLC (I)	70,031	12,177
Irish Continental Group PLC	34,595	176,679
Kingspan Group PLC	48,575	1,222,730
Paddy Power Betfair PLC	6,169	936,051
Paddy Power Betfair PLC	6,768	1,017,652
Smurfit Kappa Group PLC	31,513	726,853
UDG Healthcare PLC	105,784	821,429
Isle of Man 0.2%		1,240,320
GVC Holdings PLC	57,422	391,206
Hansard Global PLC	11,952	18,199
Playtech PLC	70,851	830,915
Israel 0.8%		5,407,268
Africa Israel Investments, Ltd. (I)	48,492	21,078
Africa Israel Properties, Ltd.	4,887	61,667
Airport City, Ltd. (I)	25,916	243,551
Allot Communications, Ltd. (I)	3,802	17,700
Alrov Properties And Lodgings, Ltd.	2,922	56,991
Amot Investments, Ltd.	29,004	94,610
AudioCodes, Ltd. (I)	4,617	19,817

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       28

	Shares	Value
Israel (continued)
Avgol Industries 1953, Ltd.	22,734	$22,033
Azorim-Investment Development & Construction Company, Ltd. (I)	28,861	20,694
Bayside Land Corp.	222	72,085
Big Shopping Centers 2004, Ltd.	860	44,214
Blue Square Real Estate, Ltd.	696	22,584
Brainsway, Ltd. (I)	1,628	8,256
Cellcom Israel, Ltd. (I)	1,000	6,040
Cellcom Israel, Ltd. (I)	16,095	96,793
Ceragon Networks, Ltd. (I)	4,174	4,742
Clal Biotechnology Industries, Ltd. (I)	10,503	8,347
Clal Insurance Enterprise Holdings, Ltd. (I)	7,277	81,397
Cohen Development & Industrial Buildings, Ltd.	330	6,070
Compugen, Ltd. (I)	16,216	75,070
Delek Automotive Systems, Ltd.	10,997	102,090
Delta Galil Industries, Ltd.	3,158	79,899
Direct Insurance Financial Investments, Ltd.	3,707	24,554
El Al Israel Airlines	53,444	38,907
Electra, Ltd.	684	85,198
Elron Electronic Industries, Ltd. (I)	3,504	15,193
Energix-Renewable Energies, Ltd.	1	1
Equital, Ltd. (I)	1,514	25,068
Evogene, Ltd. (I)	5,330	37,125
EZchip Semiconductor, Ltd. (I)(L)	8,557	218,118
First International Bank of Israel, Ltd.	10,340	119,127
Fms Enterprises Migun, Ltd.	27	557
Formula Systems, Ltd.	3,209	99,035
Fox Wizel, Ltd.	1,319	18,236
Frutarom Industries, Ltd.	11,609	598,766
Gilat Satellite Networks, Ltd. (I)	7,103	26,860
Gilat Satellite Networks, Ltd. (I)	621	2,397
Hadera Paper, Ltd. (I)	503	14,048
Harel Insurance Investments & Financial Services, Ltd.	45,752	154,987
Hilan, Ltd.	2,091	24,091
IDI Insurance Company, Ltd.	580	28,655
Industrial Buildings Corp.	16,301	13,571
Israel Discount Bank, Ltd., Class A (I)	235,278	377,951
Ituran Location & Control, Ltd.	4,823	81,783
Jerusalem Oil Exploration (I)	3,656	142,016
Kamada, Ltd. (I)	9,497	33,912
Klil Industries, Ltd.	124	6,123
Magic Software Enterprises, Ltd.	6,056	42,816
Matrix IT, Ltd.	11,728	68,038
Maytronics, Ltd.	8,528	19,564
Mazor Robotics, Ltd. (I)	11,931	57,978
Melisron, Ltd.	5,084	165,671
Menorah Mivtachim Holdings, Ltd. (I)	10,287	83,544
Migdal Insurance & Financial Holding, Ltd.	134,964	84,848

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       29

	Shares	Value
Israel (continued)
Mivtach Shamir Holdings, Ltd.	1,455	$27,686
Naphtha Israel Petroleum Corp., Ltd. (I)	12,717	60,615
Nova Measuring Instruments, Ltd. (I)	8,212	86,497
Oil Refineries, Ltd. (I)	380,180	144,433
Osem Investments, Ltd.	3,589	74,039
Partner Communications Company, Ltd. (I)	23,067	107,689
Paz Oil Company, Ltd.	1,576	238,864
Perion Network, Ltd. (I)	699	1,559
Plasson Industries, Ltd.	1,061	25,162
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,932	86,986
Sapiens International Corp. NV	6,541	76,083
Shikun & Binui, Ltd.	72,021	104,608
Shufersal, Ltd.	25,929	84,870
Strauss Group, Ltd.	9,551	128,915
Summit Real Estate Holdings, Ltd. (I)	5,933	28,427
The Phoenix Holdings, Ltd. (I)	23,033	52,375
Tower Semiconductor, Ltd. (I)	5,480	74,583
Tower Semiconductor, Ltd. (I)	8,932	120,341
Tower Semiconductor, Ltd. (I)	1	7
Union Bank of Israel, Ltd. (I)	2,889	9,063
Italy 3.9%		25,506,039
A2A SpA	586,411	670,811
ACEA SpA	22,134	296,680
Aedes SpA (I)	60,324	25,274
Aeffe SpA (I)(L)	10,932	14,042
Alerion Cleanpower SpA	7,237	18,940
Amplifon SpA	37,857	303,578
Anima Holding SpA (S)	43,077	258,600
Ansaldo STS SpA	37,273	404,432
Arnoldo Mondadori Editore SpA (I)	87,404	86,697
Ascopiave SpA	26,339	62,702
Astaldi SpA (L)	23,310	111,028
Autogrill SpA (I)	45,265	356,046
Azimut Holding SpA	43,887	842,115
Banca Carige SpA (I)	14,180	7,998
Banca Finnat Euramerica SpA	29,383	12,188
Banca Generali SpA	21,345	542,444
Banca IFIS SpA	8,901	259,220
Banca Monte dei Paschi di Siena SpA (I)(L)	151,360	80,088
Banca Popolare dell'Emilia Romagna SC	210,900	1,072,970
Banca Popolare dell'Etruria e del Lazio SC (I)(L)	72,300	45,854
Banca Popolare di Milano Scarl	1,882,290	1,294,643
Banca Popolare di Sondrio Scarl	166,379	584,051
Banca Profilo SpA	104,135	23,900
Banco di Desio e della Brianza SpA	13,389	36,002
Banco Popolare SC (I)	63,908	521,761
BasicNet SpA	19,265	81,074

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       30

	Shares	Value
Italy (continued)
Beghelli SpA (I)	11,564	$4,981
Biesse SpA	5,080	69,988
Brembo SpA	11,013	453,970
Brunello Cucinelli SpA	8,388	134,917
Buzzi Unicem SpA	28,191	428,910
Cairo Communication SpA (L)	9,146	40,980
Caltagirone Editore SpA (I)	5,211	4,979
Cembre SpA	1,340	18,622
Cementir Holding SpA	22,641	105,547
CIR-Compagnie Industriali Riunite SpA (I)	177,622	166,533
Credito Emiliano SpA	36,002	229,484
Credito Valtellinese SC (I)	499,273	349,952
Danieli & C Officine Meccaniche SpA	5,205	100,613
Datalogic SpA	8,618	135,945
Davide Campari Milano SpA	115,890	909,391
De'Longhi SpA	19,375	455,791
DeA Capital SpA	4,303	5,945
DiaSorin SpA	7,555	398,745
Ei Towers SpA	6,732	371,724
EL.EN. SpA	1,015	44,554
Elica SpA	3,807	7,313
Engineering SpA	1,996	141,611
ERG SpA	25,433	309,957
Esprinet SpA	12,785	114,951
Eurotech SpA (I)	10,718	15,370
Falck Renewables SpA	48,785	48,524
FinecoBank Banca Fineco SpA	26,403	200,724
FNM SpA	37,416	17,012
Geox SpA	28,027	90,097
Gruppo Editoriale L'Espresso SpA (I)	57,334	52,845
Gruppo Mutuionline SpA	7,604	59,286
Hera SpA	266,098	749,525
IMMSI SpA (I)	78,958	37,245
Industria Macchine Automatiche SpA	5,363	283,115
Intek Group SpA (I)	26,355	6,785
Interpump Group SpA	28,063	388,332
Iren SpA	223,727	354,142
Italcementi SpA	52,674	590,694
Italmobiliare SpA	3,110	124,641
Juventus Football Club SpA (I)	144,708	40,322
La Doria SpA	3,597	50,009
Landi Renzo SpA (I)	9,280	5,602
Maire Tecnimont SpA (I)	38,405	99,022
MARR SpA	13,711	267,807
Mediaset SpA	296,395	1,052,773
Moleskine SpA	33,942	51,831
Moncler SpA	42,303	653,984

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       31

	Shares	Value
Italy (continued)
Nice SpA	3,458	$8,021
Parmalat SpA	44,634	116,290
Piaggio & C SpA (L)	67,185	142,789
Prelios SpA (I)	21,909	2,733
Prima Industrie SpA	1,462	18,832
Prysmian SpA	72,624	1,474,110
RCS MediaGroup SpA (I)(L)	86,445	49,379
Recordati SpA	34,425	827,744
Reno de Medici SpA (I)	56,822	18,722
Reply SpA	1,989	241,834
Retelit SpA (I)	39,468	23,106
Sabaf SpA	2,768	31,286
SAES Getters SpA	1,603	18,610
Safilo Group SpA (I)	15,800	147,469
Saipem SpA	1,002,202	411,878
Salini Impregilo SpA	87,285	337,985
Salvatore Ferragamo SpA	18,020	404,251
Saras SpA (I)	91,463	146,792
SAVE SpA	6,774	84,383
Servizi Italia SpA	3,687	13,923
Snai SpA (I)	13,216	10,054
Societa Cattolica di Assicurazioni SCRL	58,846	383,015
Societa Iniziative Autostradali e Servizi SpA	28,854	262,041
Sogefi SpA (I)	21,868	33,648
SOL SpA	10,113	87,746
Tiscali SpA (I)	796,038	44,379
Tod's SpA (L)	4,358	329,025
Trevi Finanziaria Industriale SpA	41,140	61,511
TXT e-solutions SpA	2,388	20,132
Unipol Gruppo Finanziario SpA	157,908	583,411
UnipolSai SpA	58,824	120,778
Vittoria Assicurazioni SpA	10,447	93,870
Yoox Net-A-Porter Group SpA (I)	21,829	639,275
Zignago Vetro SpA	10,467	58,789
Japan 22.2%		144,556,163
A&D Company, Ltd.	5,600	18,725
Accordia Golf Company, Ltd.	14,700	139,749
Achilles Corp.	58,000	74,571
Adastria Company, Ltd.	8,440	218,857
ADEKA Corp.	31,891	422,446
Aderans Company, Ltd.	10,100	50,553
Advan Company, Ltd.	6,200	60,083
Advanex, Inc.	1,000	10,557
Advantest Corp. (L)	48,800	445,716
Aeon Delight Company, Ltd.	3,800	118,509
Aeon Fantasy Company, Ltd.	2,900	55,449
Aeon Hokkaido Corp.	5,400	24,179

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       32

	Shares	Value
Japan (continued)
AGORA Hospitality Group Company, Ltd. (I)	74,000	$23,633
Agro-kanesho Company, Ltd.	3,700	29,074
Ahresty Corp.	10,800	63,220
Ai Holdings Corp.	10,800	282,563
Aica Kogyo Company, Ltd.	17,100	325,250
Aichi Corp.	7,800	54,221
Aichi Steel Corp.	41,000	153,294
Aichi Tokei Denki Company, Ltd.	6,000	15,796
Aida Engineering, Ltd.	20,200	162,748
Ain Holdings, Inc.	5,900	267,987
Aiphone Company, Ltd.	6,600	103,598
Airport Facilities Company, Ltd.	8,100	32,883
Aisan Industry Company, Ltd.	11,600	91,872
AIT Corp.	1,500	12,453
Aizawa Securities Company, Ltd.	12,700	58,545
Akebono Brake Industry Company, Ltd. (L)	38,100	78,973
Alconix Corp.	3,200	39,140
Alinco, Inc.	5,600	49,030
Allied Telesis Holdings KK (I)	6,100	2,324
Alpen Company, Ltd.	7,500	118,453
Alpha Corp.	1,000	9,651
Alpha Systems, Inc.	1,120	16,721
Alpine Electronics, Inc.	16,415	185,422
Alps Logistics Company, Ltd.	3,200	31,769
Altech Corp.	1,200	22,578
Amano Corp.	20,600	298,898
Amiyaki Tei Company, Ltd.	900	34,167
Amuse, Inc.	1,600	58,199
Anest Iwata Corp.	8,700	67,982
Anritsu Corp.	46,997	268,914
AOI Electronics Company, Ltd.	700	14,262
AOKI Holdings, Inc.	16,500	185,662
Aoyama Trading Company, Ltd.	17,700	653,627
Arakawa Chemical Industries, Ltd.	6,600	53,324
Arata Corp.	3,800	76,746
Araya Industrial Company, Ltd.	21,000	22,895
Arcland Sakamoto Company, Ltd.	12,000	113,263
Arcland Service Company, Ltd.	2,000	53,832
Arcs Company, Ltd.	12,884	259,495
Ardepro Company, Ltd.	56,100	53,716
Argo Graphics, Inc.	2,600	38,553
Ariake Japan Company, Ltd.	5,700	313,593
Arisawa Manufacturing Company, Ltd.	15,000	75,210
Arrk Corp. (I)	37,400	28,151
Artnature, Inc.	6,000	49,932
As One Corp.	3,600	126,245
Asahi Broadcasting Corp.	900	5,582

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       33

	Shares	Value
Japan (continued)
Asahi Company, Ltd.	5,000	$60,465
Asahi Diamond Industrial Company, Ltd.	16,300	144,236
Asahi Holdings, Inc.	9,400	122,285
Asahi Intecc Company, Ltd.	7,000	325,828
Asahi Kogyosha Company, Ltd.	2,000	7,616
Asahi Net, Inc.	3,000	12,842
Asahi Organic Chemicals Industry Company, Ltd.	31,000	56,086
Asante, Inc.	1,400	19,047
Asanuma Corp.	23,000	45,020
Asatsu-DK, Inc.	11,900	309,297
Ashikaga Holdings Company, Ltd.	37,800	108,184
Ashimori Industry Company, Ltd.	9,000	11,798
Asia Growth Capital, Ltd. (I)	19,600	12,158
ASKA Pharmaceutical Company, Ltd.	7,000	76,737
ASKUL Corp.	6,100	185,948
Asunaro Aoki Construction Company, Ltd.	4,000	24,465
Ateam, Inc.	1,700	21,418
Atom Corp.	18,200	110,962
Atsugi Company, Ltd.	40,000	40,814
Autobacs Seven Company, Ltd.	19,500	330,529
Avex Group Holdings, Inc.	12,400	143,328
Axell Corp.	3,300	25,367
Axial Retailing, Inc.	4,000	120,800
Azbil Corp.	19,900	493,930
Bando Chemical Industries, Ltd.	32,000	121,742
Bank of the Ryukyus, Ltd.	15,900	167,695
Belc Company, Ltd.	2,200	75,746
Belluna Company, Ltd.	20,300	88,656
Benefit One, Inc.	4,500	89,176
Best Denki Company, Ltd.	25,700	26,182
Bic Camera, Inc. (L)	26,900	221,114
Biofermin Pharmaceutical Company, Ltd.	1,500	46,359
BML, Inc.	4,100	152,785
Bookoff Corp.	2,900	22,792
BP Castrol KK	2,800	30,258
Broadleaf Company, Ltd.	5,100	57,719
Broccoli Company, Ltd. (L)	5,000	14,085
Bronco Billy Company, Ltd.	2,600	59,631
Bunka Shutter Company, Ltd.	17,100	136,978
C Uyemura & Company, Ltd.	2,600	103,582
CAC Holdings Corp.	4,000	26,640
Calsonic Kansei Corp.	55,000	403,703
Can Do Company, Ltd. (L)	3,300	44,009
Canon Electronics, Inc.	7,100	100,821
Capcom Company, Ltd.	12,900	268,904
Career Design Center Company, Ltd.	200	1,470
Carlit Holdings Company, Ltd.	4,600	20,064

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       34

	Shares	Value
Japan (continued)
Cawachi, Ltd.	6,700	$113,983
Central Glass Company, Ltd.	75,432	430,837
Central Security Patrols Company, Ltd.	900	18,683
Central Sports Company, Ltd.	2,000	39,873
Chimney Company, Ltd.	1,300	32,229
Chino Corp.	2,500	22,591
Chiyoda Company, Ltd.	6,700	169,880
Chiyoda Integre Company, Ltd.	5,500	124,103
Chofu Seisakusho Company, Ltd.	2,800	59,925
Chori Company, Ltd.	4,900	62,277
Chubu Shiryo Company, Ltd.	6,800	46,523
Chudenko Corp.	6,700	138,714
Chuetsu Pulp & Paper Company, Ltd.	39,000	58,362
Chugai Mining Company, Ltd. (I)	34,900	6,800
Chugai Ro Company, Ltd.	26,000	41,897
Chugoku Marine Paints, Ltd.	26,000	171,380
Chuo Gyorui Company, Ltd.	3,000	7,180
Chuo Spring Company, Ltd.	1,000	2,437
Ci:z Holdings Company, Ltd.	8,400	137,581
Citizen Holdings Company, Ltd.	86,700	476,090
CKD Corp.	18,600	134,168
Clarion Company, Ltd.	32,000	102,874
Cleanup Corp.	9,900	64,301
CMIC Holdings Company, Ltd.	4,200	53,847
CMK Corp.	18,000	61,068
Coca-Cola East Japan Company, Ltd.	5,287	91,369
Coca-Cola West Company, Ltd.	18,600	416,192
Cocokara Fine, Inc.	5,030	208,293
COLOPL, Inc.	4,000	67,478
Colowide Company, Ltd. (L)	16,200	246,329
Computer Engineering & Consulting, Ltd.	5,400	52,778
COMSYS Holdings Corp.	24,400	364,129
CONEXIO Corp.	4,300	42,121
COOKPAD, Inc. (L)	15,900	303,686
Corona Corp.	6,300	57,009
Cosel Company, Ltd.	9,800	94,729
Cosmo Energy Holdings Company, Ltd. (I)	22,500	241,129
Create SD Holdings Company, Ltd.	9,700	215,386
Cresco, Ltd.	1,400	22,017
CROOZ, Inc.	1,900	37,536
CTI Engineering Company, Ltd.	5,600	42,878
DA Consortium, Inc.	5,900	40,278
Dai Nippon Toryo Company, Ltd.	41,000	69,018
Dai-Dan Company, Ltd.	7,000	44,915
Dai-ichi Seiko Company, Ltd.	4,500	45,984
Daibiru Corp.	16,600	137,908
Daido Kogyo Company, Ltd.	18,000	31,400

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       35

	Shares	Value
Japan (continued)
Daido Metal Company, Ltd.	11,000	$76,673
Daido Steel Company, Ltd.	90,000	338,735
Daidoh, Ltd.	9,700	40,759
Daifuku Company, Ltd.	26,100	412,127
Daihatsu Diesel Manufacturing Company, Ltd.	9,000	52,176
Daihen Corp.	33,000	143,191
Daiho Corp.	25,000	91,606
Daiichi Jitsugyo Company, Ltd.	17,000	68,975
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,000	25,503
Daiichikosho Company, Ltd.	8,500	355,509
Daiken Corp.	38,000	86,145
Daiken Medical Company, Ltd. (L)	5,800	42,901
Daiki Aluminium Industry Company, Ltd.	12,000	27,759
Daikoku Denki Company, Ltd.	2,700	28,254
Daikokutenbussan Company, Ltd.	2,100	90,583
Daikyo, Inc.	115,144	182,558
Dainichi Company, Ltd.	2,100	11,433
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	25,000	101,558
Daio Paper Corp. (L)	31,000	243,538
Daiseki Company, Ltd.	12,000	184,520
Daishinku Corp. (L)	14,000	26,659
Daisue Construction Company, Ltd.	2,300	15,019
Daisyo Corp.	2,100	25,448
Daito Pharmaceutical Company, Ltd.	2,750	68,682
Daiwa Industries, Ltd.	5,000	40,786
Daiwabo Holdings Company, Ltd.	75,000	132,325
DC Company, Ltd.	5,300	15,421
DCM Holdings Company, Ltd.	34,420	253,304
DeNA Company, Ltd.	1,700	24,813
Denka Company, Ltd.	136,000	481,761
Denki Kogyo Company, Ltd.	12,000	56,135
Denyo Company, Ltd.	7,400	75,713
Descente, Ltd.	12,300	183,574
Digital Garage, Inc.	2,500	38,741
DKS Company, Ltd.	20,000	55,535
DMG Mori Company, Ltd.	35,200	312,127
Doshisha Company, Ltd.	6,600	124,379
Doutor Nichires Holdings Company, Ltd.	9,693	152,363
Dowa Holdings Company, Ltd.	14,000	80,072
Dream Incubator, Inc. (L)	1,500	30,058
DSB Company, Ltd.	2,200	15,423
DTS Corp.	5,800	108,404
Dunlop Sports Company, Ltd.	4,800	39,349
Duskin Company, Ltd.	15,100	280,640
Dydo Drinco, Inc.	1,500	68,251
Dynic Corp.	1,000	1,330
Eagle Industry Company, Ltd.	7,200	88,978

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       36

	Shares	Value
Japan (continued)
Earth Chemical Company, Ltd.	3,000	$111,147
Ebara Corp.	12,000	46,230
Ebara Jitsugyo Company, Ltd.	3,300	34,896
Eco's Company, Ltd.	2,600	26,971
EDION Corp. (L)	32,700	255,544
eGuarantee, Inc.	1,200	23,617
Eidai Company, Ltd.	8,000	28,387
Eiken Chemical Company, Ltd.	3,500	66,187
Eizo Corp.	7,700	197,420
Elecom Company, Ltd.	3,300	51,763
Elematec Corp.	3,300	60,369
Em Systems Company, Ltd.	1,000	22,127
en-japan, Inc.	3,400	97,234
Endo Lighting Corp.	4,400	38,873
Enplas Corp.	3,100	108,467
Enshu, Ltd. (I)	18,000	12,590
EPS Holdings, Inc.	7,800	97,194
ESPEC Corp.	7,800	94,646
Excel Company, Ltd.	2,800	32,294
Exedy Corp.	10,900	217,347
F-Tech, Inc.	3,500	32,875
F@N Communications Inc.	13,400	81,298
Faith, Inc.	510	5,879
FALCO HOLDINGS Company, Ltd.	2,800	32,668
Fancl Corp.	12,800	157,846
FCC Company, Ltd.	11,600	190,985
FDK Corp. (I)(L)	25,000	18,385
Feed One Holdings Company, Ltd.	21,840	22,828
Ferrotec Corp.	10,500	104,251
FIDEA Holdings Company, Ltd.	62,906	98,140
Fields Corp.	4,500	65,862
Financial Products Group Company, Ltd.	17,800	159,888
FINDEX, Inc.	4,800	45,948
First Juken Company, Ltd.	200	2,242
FJ Next Company, Ltd.	5,300	22,973
Foster Electric Company, Ltd.	8,900	168,534
FP Corp.	8,000	305,722
France Bed Holdings Company, Ltd.	8,600	74,012
Freund Corp.	1,200	10,760
FTGroup Company, Ltd.	3,900	21,944
Fudo Tetra Corp.	41,800	42,974
Fuji Company, Ltd.	6,200	110,157
Fuji Corp., Ltd.	7,900	46,844
Fuji Kiko Company, Ltd.	7,000	27,463
Fuji Kosan Company, Ltd.	1,100	3,959
Fuji Kyuko Company, Ltd.	17,000	188,903
Fuji Oil Company, Ltd	21,700	57,963

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       37

	Shares	Value
Japan (continued)
Fuji Oil Holdings, Inc.	20,800	$352,447
Fuji Pharma Company, Ltd.	2,700	47,453
Fuji Seal International, Inc.	6,700	213,445
Fuji Soft, Inc.	7,700	156,417
Fujibo Holdings, Inc.	40,000	79,728
Fujicco Company, Ltd.	6,400	127,927
Fujikura Kasei Company, Ltd.	10,700	48,175
Fujikura Rubber, Ltd.	7,300	28,873
Fujikura, Ltd.	121,000	559,307
Fujimi, Inc.	7,500	81,203
Fujimori Kogyo Company, Ltd.	4,200	90,096
Fujisash Company, Ltd. (I)	38,000	26,591
Fujishoji Company, Ltd.	2,400	21,139
Fujita Kanko, Inc.	11,000	52,224
Fujitec Company, Ltd.	26,000	263,825
Fujitsu Frontech, Ltd.	5,000	50,453
Fujitsu General, Ltd.	18,000	245,268
Fujiya Company, Ltd.	35,000	58,025
Fukoku Company, Ltd.	3,000	22,546
Fukuda Corp.	7,000	56,031
Fukushima Industries Corp.	3,200	66,463
Fukuyama Transporting Company, Ltd.	46,000	216,160
Fullcast Holdings Company, Ltd.	9,000	53,391
Fumakilla, Ltd.	7,000	38,013
Funai Electric Company, Ltd. (L)	3,500	30,211
Funai Soken Holdings, Inc.	11,520	152,691
Furukawa Battery Company, Ltd.	5,000	26,755
Furukawa Company, Ltd.	101,000	145,740
Furukawa Electric Company, Ltd.	273,000	582,788
Furuno Electric Company, Ltd.	8,900	53,671
Furusato Industries, Ltd.	3,100	43,130
Furuya Metal Company, Ltd.	1,400	17,850
Fuso Chemical Company, Ltd.	4,400	57,253
Fuso Pharmaceutical Industries, Ltd.	26,000	59,180
Futaba Corp.	5,657	73,464
Futaba Industrial Company, Ltd.	19,900	77,581
Future Architect, Inc.	7,500	54,906
Fuyo General Lease Company, Ltd.	5,300	224,859
G-7 Holdings, Inc.	2,200	23,484
G-Tekt Corp.	7,300	78,660
Gakken Company, Ltd.	18,000	37,174
GCA Savvian Corp.	5,100	40,877
Gecoss Corp.	5,000	41,824
Genki Sushi Company, Ltd.	2,200	42,568
Genky Stores, Inc. (L)	1,400	43,452
Geo Holdings Corp.	11,200	167,359
GLOBERIDE, Inc.	4,300	53,185

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       38

	Shares	Value
Japan (continued)
Glory, Ltd.	16,000	$539,019
GMO Internet, Inc.	21,800	249,529
GMO Payment Gateway, Inc. (L)	5,200	293,115
Godo Steel, Ltd.	55,000	91,951
Goldcrest Company, Ltd.	7,170	99,984
Gourmet Kineya Company, Ltd.	3,000	26,606
Grandy House Corp.	3,100	9,597
Gree, Inc.	38,800	183,101
GS Yuasa Corp.	110,000	449,013
GSI Creos Corp.	11,000	11,320
Gulliver International Company, Ltd. (L)	19,100	193,133
Gun-Ei Chemical Industry Company, Ltd.	18,000	41,184
Gunze, Ltd.	69,000	181,037
Gurunavi, Inc.	8,500	192,747
H-One Company, Ltd.	6,100	26,707
Hagihara Industries, Inc.	1,500	25,721
Hakuto Company, Ltd.	6,800	55,027
Hakuyosha Company, Ltd.	2,000	4,434
Hamakyorex Company, Ltd.	6,100	96,974
Hanwa Company, Ltd.	69,000	283,951
Happinet Corp.	6,200	50,733
Hard Off Corporation Company, Ltd.	4,100	57,779
Harima Chemicals, Inc.	900	4,054
Harmonic Drive Systems, Inc.	6,900	155,716
Haruyama Trading Company, Ltd.	2,700	18,160
Hayashikane Sangyo Company, Ltd. (I)	19,000	16,995
Hazama Corp.	54,400	246,772
Heiwa Corp.	15,800	325,842
Heiwa Real Estate Company, Ltd.	14,400	157,467
Heiwado Company, Ltd.	11,100	206,703
Hi-lex Corp.	7,400	199,994
Hibiya Engineering, Ltd.	8,300	114,933
Hiday Hidaka Corp.	3,970	99,087
Himaraya Company, Ltd.	600	5,140
Hioki EE Corp.	2,600	51,931
Hirakawa Hewtech Corp.	1,200	10,113
Hiramatsu, Inc.	9,100	52,486
Hiroshima Gas Company, Ltd.	6,200	20,118
Hisaka Works, Ltd.	4,000	27,215
Hitachi Koki Company, Ltd.	19,500	123,295
Hitachi Kokusai Electric, Inc.	15,000	166,120
Hitachi Transport System, Ltd.	9,300	134,845
Hitachi Zosen Corp.	61,580	293,385
Hochiki Corp.	10,000	104,928
Hodogaya Chemical Company, Ltd. (L)	25,000	39,245
Hogy Medical Company, Ltd.	3,900	189,500
Hokkaido Coca-Cola Bottling Company, Ltd.	1,000	4,982

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       39

	Shares	Value
Japan (continued)
Hokkaido Electric Power Company, Inc. (I)	23,500	$199,093
Hokkaido Gas Company, Ltd.	19,000	46,327
Hokkan Holdings, Ltd.	17,000	43,886
Hokko Chemical Industry Company, Ltd.	8,000	20,813
Hokuetsu Industries Company, Ltd.	8,000	45,854
Hokuetsu Kishu Paper Company, Ltd.	51,200	285,939
Hokuhoku Financial Group, Inc.	60,000	89,305
Hokuriku Electric Industry Company, Ltd.	13,000	13,703
Hokuto Corp.	5,400	97,128
Honeys Company, Ltd.	6,460	68,530
Hoosiers Holdings Company, Ltd.	10,500	40,361
Horiba, Ltd.	10,792	353,655
Hosiden Corp.	21,900	129,968
Hosokawa Micron Corp.	12,000	59,774
House Foods Group, Inc.	8,200	156,200
Howa Machinery, Ltd.	7,300	33,905
I-Net Corp.	2,000	19,759
Ibiden Copany, Ltd.	16,300	197,915
IBJ Leasing Company, Ltd.	6,400	112,068
Ichibanya Company, Ltd.	400	21,166
Ichiken Company, Ltd.	8,000	21,086
Ichikoh Industries, Ltd.	16,000	26,081
Ichinen Holdings Company, Ltd.	7,500	62,476
Ichiyoshi Securities Company, Ltd.	11,500	107,869
Icom, Inc.	1,000	19,477
Idec Corp.	9,200	81,823
Ihara Chemical Industry Company, Ltd.	18,000	210,871
Iino Kaiun Kaisha, Ltd.	31,100	113,790
IJT Technology Holdings Company, Ltd.	8,060	19,226
Ikegami Tsushinki Company, Ltd. (L)	19,000	21,878
Imagica Robot Holdings, Inc.	2,700	9,427
Imasen Electric Industrial	6,300	55,177
Imperial Hotel, Ltd.	2,300	48,770
Inaba Denki Sangyo Company, Ltd.	8,100	243,642
Inaba Seisakusho Company, Ltd.	1,900	19,409
Inabata & Company, Ltd.	19,000	196,324
Inageya Company, Ltd.	9,700	109,836
Ines Corp.	9,200	91,032
Infocom Corp.	4,400	65,086
Information Services International-Dentsu, Ltd.	3,900	73,975
Innotech Corp.	7,900	30,866
Intage, Inc.	5,800	74,372
Internet Initiative Japan, Inc.	8,600	175,127
Inui Global Logistics Company, Ltd.	6,090	39,174
Iriso Electronics Company, Ltd.	2,500	100,222
Ise Chemical Corp.	3,000	12,575
Iseki & Company, Ltd.	85,000	142,322

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       40

	Shares	Value
Japan (continued)
Ishihara Sangyo Kaisha, Ltd. (I)	161,000	$102,762
Ishii Iron Works Company, Ltd.	16,000	20,283
IT Holdings Corp.	26,300	604,368
Itfor, Inc.	6,100	25,837
Ito En, Ltd. (L)	11,000	312,225
Itochu Enex Company, Ltd.	20,600	151,635
Itochu-Shokuhin Company, Ltd.	1,700	63,683
Itoham Foods, Inc.	35,000	223,023
Itoki Corpitoki Corp.	13,300	79,870
IwaiCosmo Holdings, Inc.	6,500	60,885
Iwaki & Company, Ltd.	9,000	14,106
Iwasaki Electric Company, Ltd.	34,000	53,608
Iwatani Corp.	62,000	342,132
Iwatsu Electric Company, Ltd. (I)(L)	55,000	36,076
Izutsuya Company, Ltd. (I)	25,000	11,299
J Trust Company, Ltd.	29,900	215,987
J-Oil Mills, Inc.	36,000	105,609
Jaccs Company, Ltd.	6,000	22,329
Jalux, Inc.	1,500	26,830
Jamco Corp.	2,600	57,646
Janome Sewing Machine Company, Ltd. (I)	4,700	25,108
Japan Aviation Electronics Industry, Ltd.	18,000	187,140
Japan Cash Machine Company, Ltd.	2,500	22,118
Japan Digital Laboratory Company, Ltd.	8,000	106,107
Japan Display, Inc. (I)	36,100	72,575
Japan Drilling Company, Ltd. (L)	2,300	40,785
Japan Material Company, Ltd.	1,200	27,316
Japan Medical Dynamic Marketing, Inc.	6,500	34,905
Japan Property Management Center Company, Ltd. (L)	2,900	45,367
Japan Pulp & Paper Company, Ltd.	38,000	108,423
Japan Pure Chemical Company, Ltd.	600	10,590
Japan Radio Company, Ltd.	18,000	44,022
Japan Securities Finance Company, Ltd.	5,000	20,787
Japan Transcity Corp., Ltd.	12,000	39,425
Jastec Company, Ltd.	2,100	16,232
JBCC Holdings, Inc.	8,400	48,822
JCU Corp.	800	23,628
Jeol, Ltd.	22,000	105,204
Jimoto Holdings, Inc.	7,300	9,076
Jin Company, Ltd.	3,600	146,114
JK Holdings Company, Ltd.	3,600	14,774
JMS Company, Ltd.	7,000	17,792
Joban Kosan Company, Ltd.	20,000	26,605
Joshin Denki Company, Ltd.	13,000	99,376
JP-Holdings, Inc.	18,000	41,161
JSP Corp.	5,300	105,151
Juki Corp.	8,800	68,442

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       41

	Shares	Value
Japan (continued)
Justsystems Corp.	9,200	$69,842
JVC Kenwood Corp.	54,228	145,548
K&O Energy Group, Inc.	6,000	65,391
K's Holdings Corp.	12,200	397,068
kabu.com Securities Company, Ltd.	50,700	152,342
Kabuki-Za Company, Ltd.	1,000	44,339
Kadokawa Dwango Corp.	8,257	135,211
Kaga Electronics Company, Ltd.	5,800	68,223
Kakiyasu Honten Company, Ltd.	2,100	34,183
Kameda Seika Company, Ltd.	3,700	146,202
Kamei Corp.	9,500	84,944
Kanaden Corp.	4,000	28,399
Kanagawa Chuo Kotsu Company, Ltd.	14,000	84,462
Kanamoto Company, Ltd.	8,100	172,469
Kandenko Company, Ltd.	37,000	272,907
Kaneko Seeds Company, Ltd.	1,600	14,124
Kanematsu Corp.	142,000	188,771
Kanematsu Electronics, Ltd.	2,300	38,007
Kansai Super Market, Ltd.	4,800	32,573
Kansai Urban Banking Corp.	11,100	101,954
Kanto Denka Kogyo Company, Ltd.	11,000	86,568
Kappa Create Holdings Company, Ltd. (I)	6,300	64,219
Kasai Kogyo Company, Ltd.	8,400	88,599
Katakura Industries Company, Ltd.	8,900	87,955
Kato Sangyo Company, Ltd.	7,500	179,362
Kato Works Company, Ltd.	20,000	68,002
KAWADA TECHNOLOGIES, Inc.	1,400	40,996
Kawai Musical Instruments Manufacturing Company, Ltd.	3,400	58,181
Kawasaki Kisen Kaisha, Ltd.	317,000	530,495
Kawasumi Laboratories, Inc.	3,500	26,118
Keihanshin Building Company, Ltd.	11,900	58,931
Keihin Company, Ltd.	10,000	12,487
Keihin Corp.	15,800	217,349
Keiyo Company, Ltd.	12,500	54,434
Kenedix, Inc.	34,000	140,688
Kenko Mayonnaise Company, Ltd.	3,200	68,730
Key Coffee, Inc.	6,400	102,231
KFC Holdings Japan, Ltd.	1,000	17,774
KI Holdings Company, Ltd. (I)	3,000	8,376
Kimoto Company, Ltd.	13,400	20,070
Kimura Chemical Plants Company, Ltd.	2,700	8,558
Kimura Unity Company, Ltd.	100	977
King Jim Company, Ltd.	3,700	24,641
Kintetsu Department Store Company, Ltd. (I)	9,000	23,139
Kintetsu World Express, Inc.	9,800	130,880
Kinugawa Rubber Industrial Company, Ltd.	19,000	96,048
Kissei Pharmaceutical Company, Ltd.	5,100	118,797

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       42

	Shares	Value
Japan (continued)
Kitagawa Iron Works Company, Ltd.	39,000	$76,292
Kitano Construction Corp.	19,000	45,779
Kito Corp.	5,100	33,275
Kitz Corp.	31,000	129,906
KLab, Inc. (I)	9,300	39,868
KNT-CT Holdings Company, Ltd. (I)	32,000	50,199
Koa Corp.	12,700	93,963
Koatsu Gas Kogyo Company, Ltd.	9,000	47,714
Kobe Bussan Company, Ltd.	2,800	64,704
Kobe Electric Railway Company, Ltd. (I)	13,000	41,623
Kobelco Eco-Solutions Company, Ltd.	6,000	21,049
Kogi Corp. (L)	6,000	8,233
Kohnan Shoji Company, Ltd.	10,400	141,146
Kohsoku Corp.	3,200	24,152
Koike Sanso Kogyo Company, Ltd.	5,000	12,183
Kojima Company, Ltd.	9,900	20,279
Kokusai Company, Ltd.	2,400	25,335
Kokuyo Company, Ltd.	32,673	324,545
Komaihaltec, Inc.	18,000	34,729
Komatsu Seiren Company, Ltd.	4,000	20,736
Komatsu Wall Industry Company, Ltd.	2,700	41,776
Komehyo Company, Ltd.	900	10,345
Komeri Company, Ltd.	11,000	208,334
Komori Corp.	9,724	102,516
Konaka Company, Ltd.	6,300	30,007
Kondotec, Inc.	6,100	41,823
Konishi Company, Ltd.	5,900	137,916
Konoike Transport Company, Ltd.	3,700	40,335
Kosaido Company, Ltd.	7,500	20,271
Kosei Securities Company, Ltd.	30,000	34,824
Koshidaka Holdings Company, Ltd.	2,900	56,961
Kotobuki Spirits Company, Ltd.	1,600	81,464
Kourakuen Corp.	2,100	29,002
Krosaki Harima Corp.	17,000	37,234
KRS Corp.	1,800	33,681
Kumagai Gumi Company, Ltd.	101,000	222,009
Kumiai Chemical Industry Company, Ltd.	2,581	25,904
Kura Corp.	3,400	157,642
Kurabo Industries, Ltd.	84,000	142,851
Kureha Corp.	59,000	192,275
Kurimoto, Ltd.	40,000	54,539
Kuroda Electric Company, Ltd.	12,800	174,047
Kusuri No Aoki Company, Ltd.	4,100	181,886
KYB Corp.	74,000	189,949
Kyodo Printing Company, Ltd.	30,000	85,942
Kyoei Steel, Ltd.	7,400	113,165
Kyokuto Kaihatsu Kogyo Company, Ltd.	11,700	108,959

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       43

	Shares	Value
Japan (continued)
Kyokuto Securities Company, Ltd.	8,300	$98,876
Kyokuyo Company, Ltd.	33,000	76,647
KYORIN Holdings, Inc.	14,500	274,952
Kyoritsu Maintenance Company, Ltd.	3,440	260,583
Kyoritsu Printing Company, Ltd.	9,100	22,426
Kyosan Electric Manufacturing Company, Ltd.	15,000	45,729
Kyoto Kimono Yuzen Company, Ltd.	900	6,758
Kyowa Electronics Instruments Company, Ltd.	8,000	24,951
Kyowa Exeo Corp.	29,200	321,727
Kyowa Leather Cloth Company, Ltd.	200	1,427
Kyudenko Corp.	14,000	307,981
Kyushu Financial Group, Inc. (I)	123,380	717,078
LAC Company, Ltd. (L)	4,100	33,768
Land Business Company, Ltd.	7,800	18,674
Laox Company, Ltd. (I)	23,000	26,849
Lasertec Corp.	4,200	55,560
LEC, Inc.	1,000	10,955
Leopalace21 Corp. (I)	85,600	496,661
Life Corp.	5,600	119,931
Link And Motivation, Inc. (L)	8,500	8,958
Lintec Corp.	16,900	313,161
Look, Inc.	9,000	11,248
Macnica Fuji Electronics Holdings, Inc. (I)	12,300	147,579
Maeda Corp.	46,000	317,224
Maeda Kosen Company, Ltd.	6,100	54,047
Maeda Road Construction Company, Ltd.	22,000	327,489
Maezawa Kasei Industries Company, Ltd.	2,000	17,195
Maezawa Kyuso Industries Company, Ltd.	2,500	30,362
Makino Milling Machine Company, Ltd.	38,575	235,208
Mamiya-Op Company, Ltd.	20,000	25,323
Mandom Corp.	4,070	171,218
Mani, Inc.	5,100	75,433
Mars Engineering Corp.	3,500	58,882
Marubun Corp.	5,600	35,592
Marudai Food Company, Ltd.	39,000	143,087
Maruei Department Store Company, Ltd. (I)	7,000	5,334
Marufuji Sheet Piling Company, Ltd.	3,000	6,250
Maruha Nichiro Corp.	15,581	310,609
Maruka Machinery Company, Ltd.	3,100	38,367
Marusan Securities Company, Ltd.	16,961	178,842
Maruwa Company, Ltd.	3,300	72,379
Maruyama Manufacturing Company, Inc.	17,000	24,694
Maruzen Showa Unyu Company, Ltd.	19,000	66,887
Marvelous, Inc.	6,800	49,372
Matsuda Sangyo Company, Ltd.	5,520	58,822
Matsui Construction Company, Ltd.	8,000	48,730
Matsuya Company, Ltd.	4,700	37,673

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       44

	Shares	Value
Japan (continued)
Matsuya Foods Company, Ltd.	1,600	$40,602
Max Company, Ltd.	11,000	114,038
Maxvalu Tokai Company, Ltd.	2,000	30,108
MEC Company, Ltd.	4,900	38,089
Medical System Network Company, Ltd.	1,400	5,609
Megachips Corp. (L)	9,100	88,213
Megmilk Snow Brand Company, Ltd.	11,700	277,918
Meidensha Corp.	51,086	213,079
Meiji Shipping Company, Ltd.	6,300	19,154
Meiko Electronics Company, Ltd.	5,700	18,634
Meiko Network Japan Company, Ltd.	6,300	62,198
Meisei Industrial Company, Ltd.	15,000	58,879
Meitec Corp.	9,000	309,784
Meito Sangyo Company, Ltd.	1,500	17,093
Meiwa Corp.	7,500	23,401
Meiwa Estate Company, Ltd.	3,300	17,839
Melco Holdings, Inc.	4,900	99,686
Message Company, Ltd.	2,000	55,146
Micronics Japan Company, Ltd.	7,500	69,228
Mikuni Corp.	6,200	18,786
Milbon Company, Ltd.	2,660	99,703
Mimasu Semiconductor Industry Company, Ltd.	6,700	60,525
Ministop Company, Ltd.	5,600	97,103
Miraial Company, Ltd.	1,500	11,538
Mirait Holdings Corp.	23,080	169,959
Miroku Jyoho Service Company, Ltd.	4,300	35,807
Misawa Homes Company, Ltd.	10,300	65,046
Mitani Corp.	5,500	141,872
Mitani Sekisan Company, Ltd.	3,800	46,298
Mito Securities Company, Ltd.	18,000	48,800
Mitsuba Corp.	11,000	146,406
Mitsubishi Kakoki Kaisha, Ltd.	19,000	37,531
Mitsubishi Nichiyu Forklift Company, Ltd.	11,600	42,351
Mitsubishi Paper Mills, Ltd. (I)	105,387	73,809
Mitsubishi Pencil Company, Ltd.	5,700	213,565
Mitsubishi Research Institute, Inc.	2,600	82,115
Mitsubishi Shokuhin Company, Ltd.	3,800	100,618
Mitsubishi Steel Manufacturing Company, Ltd.	60,000	92,432
Mitsuboshi Belting, Ltd.	20,000	148,982
Mitsui Engineering & Shipbuilding Company, Ltd.	307,000	405,049
Mitsui High-Tec, Inc.	10,000	45,604
Mitsui Home Company, Ltd.	12,000	54,486
Mitsui Matsushima Company, Ltd.	57,000	60,136
Mitsui Mining & Smelting Company, Ltd.	229,000	353,154
Mitsui Sugar Company, Ltd.	30,000	127,651
Mitsui-Soko Company, Ltd.	42,000	105,005
Mitsumi Electric Company, Ltd. (L)	36,700	167,453

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       45

	Shares	Value
Japan (continued)
Mitsumura Printing Company, Ltd.	4,000	$7,590
Mitsuuroko Holdings Company, Ltd.	16,100	77,357
Miyaji Engineering Group, Inc.	23,000	28,139
Miyazaki Bank, Ltd.	67,000	163,411
Miyoshi Oil & Fat Company, Ltd.	26,000	27,882
Mizuno Corp.	38,000	169,059
Mochida Pharmaceutical Company, Ltd.	3,100	233,180
Modec, Inc.	7,600	99,814
Monex Group, Inc.	69,100	176,940
Moresco Corp. (L)	2,400	27,419
Morinaga & Company, Ltd.	58,000	324,665
Morinaga Milk Industry Company, Ltd.	66,000	310,426
Morita Corp.	12,600	133,219
Morozoff, Ltd.	9,000	32,473
Mory Industries, Inc.	7,000	18,232
Mr. Max Corp.	3,200	8,077
MTI, Ltd.	10,200	68,754
Murakami Corp.	3,000	38,018
Musashi Seimitsu Industry Company, Ltd.	8,300	150,702
Mutoh Holdings Company, Ltd.	11,000	22,516
NAC Company, Ltd.	3,400	24,754
Nachi-Fujikoshi Corp.	62,000	206,907
Nafco Company, Ltd.	3,900	56,420
Nagaileben Company, Ltd.	2,300	40,123
Nagano Keiki Company, Ltd.	700	3,725
Nagase & Company, Ltd.	26,800	272,774
Nagatanien Company, Ltd.	9,000	81,218
Nagawa Company, Ltd.	800	18,701
Nakabayashi Company, Ltd.	15,000	33,605
Nakamuraya Company, Ltd.	13,000	53,477
Nakanishi, Inc.	5,000	173,639
Nakano Corp.	2,100	9,663
Nakayama Steel Works, Ltd. (I)	51,000	29,797
Nakayamafuku Company, Ltd.	2,500	16,487
Namura Shipbuilding Company, Ltd.	15,472	95,279
Narasaki Sangyo Company, Ltd.	8,000	16,379
Natori Company, Ltd.	2,500	34,744
NDS Company, Ltd.	17,000	42,943
NEC Capital Solutions, Ltd.	3,100	43,719
NEC Networks & System Integration Corp.	7,700	121,162
NET One Systems Company, Ltd.	26,300	140,039
Neturen Company, Ltd.	11,400	73,092
New Japan Chemical Company, Ltd. (I)	13,900	17,592
New Japan Radio Company, Ltd. (I)	5,000	16,291
Next Company, Ltd.	16,300	144,506
Nexyz Corp.	2,600	15,784
Nice Holdings, Inc.	34,000	39,174

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       46

	Shares	Value
Japan (continued)
Nichi-iko Pharmaceutical Company, Ltd.	13,300	$331,989
Nichia Steel Works, Ltd.	4,000	9,105
Nichias Corp.	32,000	177,827
Nichiban Company, Ltd.	7,000	38,872
Nichicon Corp.	20,273	130,911
Nichiden Corp.	2,300	55,166
Nichiha Corp.	9,400	127,012
Nichii Gakkan Company, Ltd.	15,600	106,938
Nichimo Company, Ltd.	7,000	10,604
Nichirei Corp.	75,000	569,277
Nichireki Company, Ltd.	11,000	75,240
Nifco, Inc.	13,704	619,086
NIFTY Corp.	2,600	23,679
Nihon Chouzai Company, Ltd.	980	31,673
Nihon Dempa Kogyo Company, Ltd.	6,100	37,300
Nihon Eslead Corp.	3,200	29,534
Nihon House Holdings Company, Ltd.	16,000	56,690
Nihon Kohden Corp.	18,600	454,644
Nihon M&A Center, Inc.	10,100	477,972
Nihon Nohyaku Company, Ltd.	15,000	82,009
Nihon Parkerizing Company, Ltd.	28,000	224,851
Nihon Plast Company, Ltd.	5,200	37,762
Nihon Tokushu Toryo Company, Ltd.	5,500	48,111
Nihon Trim Company, Ltd.	1,800	70,539
Nihon Unisys, Ltd. (L)	17,100	217,094
Nihon Yamamura Glass Company, Ltd.	40,000	57,857
Nikkiso Company, Ltd.	21,600	156,705
Nikko Company, Ltd.	8,000	22,691
Nikkon Holdings Company, Ltd.	20,700	354,889
Nippi, Inc.	4,000	21,933
Nippo Corp.	20,000	298,417
Nippon Beet Sugar Manufacturing Company, Ltd.	46,000	78,286
Nippon Carbide Industries Company, Inc.	36,000	37,999
Nippon Carbon Company, Ltd. (L)	45,000	96,808
Nippon Ceramic Company, Ltd.	2,900	47,873
Nippon Chemi-Con Corp.	72,271	97,886
Nippon Chemical Industrial Company, Ltd.	31,000	52,775
Nippon Chemiphar Company, Ltd.	8,000	35,419
Nippon Coke & Engineering Company, Ltd.	83,500	56,207
Nippon Concrete Industries Company, Ltd.	13,000	28,455
Nippon Denko Company, Ltd.	44,800	65,865
Nippon Densetsu Kogyo Company, Ltd.	12,500	242,634
Nippon Felt Company, Ltd.	2,700	10,679
Nippon Filcon Company, Ltd.	3,100	11,232
Nippon Fine Chemical Company, Ltd.	6,000	38,176
Nippon Flour Mills Company, Ltd.	39,000	285,124
Nippon Gas Company, Ltd.	9,000	166,106

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       47

	Shares	Value
Japan (continued)
Nippon Hume Corp.	7,400	$33,602
Nippon Kanzai Company, Ltd.	1,600	25,722
Nippon Kasei Chemical Company, Ltd.	5,000	5,146
Nippon Kayaku Company, Ltd.	52,000	509,274
Nippon Kinzoku Company, Ltd. (I)	13,000	11,280
Nippon Kodoshi Corp.	2,000	14,705
Nippon Koei Company, Ltd.	26,000	82,033
Nippon Koshuha Steel Company, Ltd.	24,000	15,305
Nippon Light Metal Holdings Company, Ltd.	188,100	293,134
Nippon Paper Industries Company, Ltd.	29,400	496,655
Nippon Parking Development Company, Ltd.	51,300	54,578
Nippon Pillar Packing Company, Ltd.	6,800	55,738
Nippon Piston Ring Company, Ltd.	3,400	44,834
Nippon Rietec Company, Ltd.	3,000	22,180
Nippon Seiki Company, Ltd.	14,000	270,601
Nippon Seisen Company, Ltd.	6,000	24,520
Nippon Sharyo, Ltd. (I)(L)	29,000	62,943
Nippon Sheet Glass Company, Ltd. (I)	312,000	199,267
Nippon Soda Company, Ltd.	46,000	206,857
Nippon Steel & Sumikin Bussan Corp.	62,680	193,115
Nippon Suisan Kaisha, Ltd.	74,165	343,649
Nippon Synthetic Chemical Industry Company, Ltd.	17,000	100,252
Nippon Systemware Company, Ltd.	1,900	14,511
Nippon Thompson Company, Ltd.	27,000	88,218
Nippon Valqua Industries, Ltd.	34,000	82,534
Nippon Yakin Kogyo Company, Ltd. (I)	56,000	57,988
Nipro Corp.	40,000	374,771
Nishi-Nippon Railroad Company, Ltd.	129,000	942,537
Nishikawa Rubber Company, Ltd.	4,000	64,457
Nishimatsu Construction Company, Ltd.	103,000	403,502
Nishimatsuya Chain Company, Ltd.	13,500	117,916
Nishio Rent All Company, Ltd.	4,500	99,734
Nissan Shatai Company, Ltd.	17,000	169,808
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	12,321
Nissei ASB Machine Company, Ltd.	2,300	36,446
Nissei Build Kogyo Company, Ltd.	13,000	43,420
Nissei Corp.	1,100	8,829
Nissei Plastic Industrial Company, Ltd.	4,600	27,748
Nissen Holdings Company, Ltd. (I)	600	707
Nissha Printing Company, Ltd. (L)	8,600	131,298
Nisshin Fudosan Company, Ltd.	15,600	50,700
Nisshin Oillio Group, Ltd.	57,000	228,268
Nisshin Steel Holdings Comapny, Ltd.	33,796	400,086
Nisshinbo Holdings, Inc.	49,000	460,010
Nissin Corp.	31,000	76,395
Nissin Electric Company, Ltd.	15,500	139,882
Nissin Kogyo Company, Ltd.	15,000	187,727

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       48

	Shares	Value
Japan (continued)
Nissin Sugar Holdings Company, Ltd.	1,500	$18,992
Nissui Pharmaceutical Company, Ltd.	2,700	30,605
Nitta Corp.	6,900	174,367
Nitta Gelatin, Inc.	4,800	30,553
Nittan Valve Company, Ltd.	4,000	10,532
Nittetsu Mining Company, Ltd.	22,000	81,821
Nitto Boseki Company, Ltd.	58,229	188,811
Nitto FC Company, Ltd.	1,000	7,179
Nitto Kogyo Corp.	9,300	152,193
Nitto Kohki Company, Ltd.	4,100	73,259
Nitto Seiko Company, Ltd.	8,000	19,631
Nittoc Construction Company, Ltd.	15,200	54,721
Nittoku Engineering Company, Ltd.	4,600	40,051
NJS Company, Ltd.	1,900	19,208
Noevir Holdings Company, Ltd.	5,400	146,315
NOF Corp.	50,000	356,574
Nohmi Bosai, Ltd.	9,000	110,528
Nojima Corp.	4,800	51,738
Nomura Company, Ltd.	10,400	127,732
Noritake Company, Ltd.	41,000	87,553
Noritsu Koki Company, Ltd.	2,000	8,146
Noritz Corp.	10,100	161,176
North Pacific Bank, Ltd.	122,800	304,245
NS Solutions Corp.	10,600	196,638
NS United Kaiun Kaisha, Ltd.	44,000	56,960
NSD Company, Ltd.	6,806	101,360
NTN Corp.	28,000	88,190
NuFlare Technology, Inc.	1,000	47,541
OAK Capital Corp.	16,400	23,421
Obara Group, Inc.	3,500	122,882
Obayashi Road Corp.	8,000	54,699
Odelic Company, Ltd.	1,000	30,125
Oenon Holdings, Inc.	28,000	51,874
Ohara, Inc.	2,000	9,040
Ohashi Technica, Inc.	3,800	39,760
Ohba Company, Ltd.	600	1,962
Ohsho Food Service Corp.	2,600	90,284
Oiles Corp.	6,772	102,722
Okabe Company, Ltd.	13,800	84,942
Okamoto Industries, Inc.	18,000	149,426
Okamoto Machine Tool Works, Ltd.	7,000	7,935
Okamura Corp.	21,500	187,834
Okasan Securities Group, Inc.	57,000	270,660
Oki Electric Industry Company, Ltd.	262,000	338,757
Okinawa Cellular Telephone Company	4,700	132,917
OKK Corp.	25,000	24,340
OKUMA Corp. (L)	46,382	330,082

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       49

	Shares	Value
Japan (continued)
Okumura Corp.	58,000	$300,103
Okura Industrial Company, Ltd.	19,000	45,470
Okuwa Company, Ltd.	7,000	61,581
Olympic Corp.	1,000	4,715
ONO Sokki Company, Ltd.	2,000	12,752
Onoken Company, Ltd.	5,500	46,608
Onward Holdings Company, Ltd.	48,000	291,561
Ootoya Holdings Company, Ltd.	700	12,960
Open House Company, Ltd.	8,800	158,910
OPT, Inc.	3,900	20,353
Optex Company, Ltd.	2,400	61,440
Organo Corp.	12,000	43,160
Origin Electric Company, Ltd.	12,000	29,552
Osaka Organic Chemical Industry, Ltd.	7,700	41,015
Osaka Soda Company, Ltd.	27,000	97,852
Osaka Steel Company, Ltd.	5,100	83,065
OSAKA Titanium Technologies Company, Ltd.	4,200	66,610
Osaki Electric Company, Ltd.	10,000	66,738
OSG Corp.	23,200	391,576
OSJB Holdings Corp.	12,000	23,809
Otsuka Kagu, Ltd.	2,100	26,242
OUG Holdings, Inc.	5,000	9,616
Outsourcing, Inc.	2,900	79,780
Oyo Corp.	5,900	61,035
Pacific Industrial Company, Ltd.	13,400	118,016
Pacific Metals Company, Ltd. (I)(L)	70,000	196,475
Pal Company, Ltd.	3,700	83,608
Paltac Corp.	12,100	187,629
PanaHome Corp.	27,000	191,105
Panasonic Electric Works SUNX Company, Ltd.	6,100	29,993
Paramount Bed Holdings Company, Ltd.	5,100	176,098
Parco Company, Ltd.	6,900	52,926
Paris Miki Holdings, Inc.	6,300	24,801
Pasco Corp.	4,000	13,611
Pasona Group, Inc.	3,300	19,167
PC Depot Corp.	3,800	33,162
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	23,940
Penta-Ocean Construction Company, Ltd.	90,200	365,983
PIA Corp.	1,100	20,756
Pilot Corp.	10,000	376,716
Piolax, Inc.	3,400	159,080
Pioneer Corp. (I)	113,200	258,545
Plenus Company, Ltd.	5,900	96,502
Pocket Card Company, Ltd.	2,200	8,695
Poletowin Pitcrew Holdings, Inc.	2,000	16,957
Press Kogyo Company, Ltd.	34,600	118,574
Pressance Corp.	2,800	88,077

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       50

	Shares	Value
Japan (continued)
Prestige International, Inc.	5,700	$61,614
Prima Meat Packers, Ltd.	49,000	118,938
Pronexus, Inc.	5,900	62,728
Proto Corp.	4,300	53,343
PS Mitsubishi Construction Company, Ltd.	8,700	33,005
Qol Company, Ltd.	1,800	25,128
Raito Kogyo Company, Ltd.	15,500	149,321
Rasa Industries, Ltd. (I)	21,000	18,435
Raysum Company, Ltd.	4,300	35,590
Relo Holdings, Inc.	3,200	392,246
Renaissance, Inc.	2,700	29,353
Rengo Company, Ltd.	84,000	410,359
Renown, Inc. (I)	24,700	23,399
Retail Partners Company, Ltd.	1,600	14,883
Rheon Automatic Machinery Company, Ltd.	7,000	36,704
Rhythm Watch Company, Ltd.	29,000	35,473
Riberesute Corp.	2,000	12,621
Ricoh Leasing Company, Ltd.	5,700	160,937
Right On Company, Ltd.	4,200	57,323
Riken Corp.	31,000	98,062
Riken Keiki Company, Ltd.	3,000	26,498
Riken Technos Corp.	14,400	49,016
Riken Vitamin Company, Ltd.	2,000	70,483
Ringer Hut Company, Ltd.	4,800	97,519
Rion Company, Ltd.	1,600	22,400
Riso Kagaku Corp.	8,200	122,170
Riso Kyoiku Company, Ltd.	4,700	12,773
Rock Field Company, Ltd.	3,300	86,420
Rohto Pharmaceutical Company, Ltd.	34,200	621,040
Rokko Butter Company, Ltd.	2,600	40,864
Roland DG Corp.	2,600	51,521
Round One Corp.	25,700	164,521
Royal Holdings Company, Ltd.	7,900	150,917
Ryobi, Ltd.	54,000	190,389
Ryoden Trading Company, Ltd.	12,000	67,840
Ryosan Company, Ltd.	12,929	331,098
Ryoyo Electro Corp.	3,200	31,706
S Foods, Inc.	4,200	82,488
S&B Foods, Inc.	500	20,612
Sac's Bar Holdings, Inc.	3,900	51,878
Saibu Gas Company, Ltd.	105,000	226,223
Saizeriya Company, Ltd.	9,300	191,234
Sakai Chemical Industry Company, Ltd.	34,000	88,516
Sakai Heavy Industries, Ltd.	11,000	16,954
Sakai Moving Service Company, Ltd.	3,600	80,578
Sakai Ovex Company, Ltd.	19,000	28,104
Sakata INX Corp.	14,000	135,846

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       51

	Shares	Value
Japan (continued)
Sakata Seed Corp.	10,500	$255,531
Sala Corp.	4,500	23,672
SAMTY Company, Ltd.	4,900	42,797
San Holdings, Inc.	200	2,323
San-A Company, Ltd.	4,800	204,249
San-Ai Oil Company, Ltd.	20,000	157,882
Sanden Holdings Corp.	44,000	112,178
Sanei Architecture Planning Company, Ltd.	2,900	28,919
Sangetsu Company, Ltd.	18,000	318,336
Sanken Electric Company, Ltd.	39,437	106,183
Sanki Engineering Company, Ltd.	18,000	143,750
Sanko Marketing Foods Company, Ltd.	500	3,905
Sanko Metal Industrial Company, Ltd.	6,000	14,055
Sankyo Frontier Company, Ltd.	2,000	13,370
Sankyo Seiko Company, Ltd.	10,400	35,102
Sankyo Tateyama, Inc.	8,600	100,245
Sankyu, Inc.	92,000	432,726
Sanoh Industrial Company, Ltd.	8,300	41,330
Sansha Electric Manufacturing Company, Ltd.	4,100	20,270
Sanshin Electronics Company, Ltd.	8,900	66,613
Sanwa Holdings Corp.	63,124	402,624
Sanyo Chemical Industries, Ltd.	18,000	117,116
Sanyo Denki Company, Ltd.	17,000	76,030
Sanyo Electric Railway Company, Ltd.	19,000	77,306
Sanyo Housing Nagoya Company, Ltd.	5,200	44,505
Sanyo Shokai, Ltd.	40,000	84,338
Sanyo Special Steel Company, Ltd.	42,648	198,961
Sapporo Holdings, Ltd.	110,000	500,044
Sata Construction Company, Ltd. (L)	1,800	6,261
Sato Holdings Corp.	7,200	157,303
Sato Restaurant Systems Company, Ltd.	5,300	37,397
Sato Shoji Corp.	2,600	14,013
Satori Electric Company, Ltd.	4,700	28,297
Sawada Holdings Company, Ltd.	9,500	86,269
Saxa Holdings, Inc.	18,000	28,539
SBI Holdings, Inc.	22,300	203,375
SBS Holdings, Inc.	5,100	33,117
SCREEN Holdings Company, Ltd.	64,000	475,263
Scroll Corp.	9,200	32,332
Seed Company, Ltd.	400	4,477
Seibu Electric Industry Company, Ltd.	3,000	10,939
Seika Corp.	20,000	37,904
Seikitokyu Kogyo Company, Ltd.	9,200	37,331
Seiko Holdings Corp.	45,000	161,368
Seiren Company, Ltd.	14,800	143,557
Sekisui Jushi Corp.	10,000	118,787
Sekisui Plastics Company, Ltd.	15,000	45,548

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       52

	Shares	Value
Japan (continued)
Senko Company, Ltd. (L)	33,000	$197,300
Senshu Electric Company, Ltd.	1,500	21,078
Senshu Ikeda Holdings, Inc.	89,400	304,848
Senshukai Company, Ltd.	11,200	68,328
Septeni Holdings Company, Ltd.	2,200	41,322
Seria Company, Ltd.	6,000	326,122
Shibaura Electronics Company, Ltd.	1,700	25,021
Shibaura Mechatronics Corp.	10,000	16,307
Shibusawa Warehouse Company, Ltd.	16,000	39,564
Shibuya Kogyo Company, Ltd.	5,400	64,852
Shidax Corp.	9,000	41,965
Shikibo, Ltd.	39,000	36,303
Shikoku Chemicals Corp.	14,000	101,493
Shima Seiki Manufacturing, Ltd.	10,000	152,245
Shimachu Company, Ltd.	18,500	392,622
Shimojima Company, Ltd.	1,800	16,272
Shin Nippon Air Technologies Company, Ltd.	4,400	37,751
Shin-Etsu Polymer Company, Ltd.	11,300	56,430
Shin-Keisei Electric Railway Company, Ltd.	4,000	14,792
Shinagawa Refractories Company, Ltd.	30,000	53,684
Shindengen Electric Manufacturing Company, Ltd.	28,000	89,039
Shinkawa, Ltd. (I)	1,700	6,217
Shinko Electric Industries Company, Ltd.	25,000	143,379
Shinko Plantech Company, Ltd.	11,400	83,333
Shinko Shoji Company, Ltd.	6,700	62,874
Shinmaywa Industries, Ltd.	32,000	226,661
Shinnihon Corp.	8,000	35,732
Shinoken Group Company, Ltd.	3,000	47,106
Shinsho Corp.	15,000	26,447
Shinwa Company, Ltd.	2,000	23,511
Ship Healthcare Holdings, Inc.	12,400	329,105
Shiroki Corp.	17,000	50,279
Shizuki Electric Company, Inc.	5,000	24,108
Shizuoka Gas Company, Ltd.	20,900	133,221
Shobunsha Publications, Inc.	2,400	13,039
Shochiku Company, Ltd.	8,000	69,603
Shoei Company, Ltd.	1,600	24,014
Shoei Foods Corp.	2,200	25,749
Shofu, Inc.	3,500	39,580
Shoko Company, Ltd.	33,000	22,253
Showa Aircraft Industry Company, Ltd.	2,000	16,950
Showa Corp.	18,700	151,342
Showa Denko KK	495,000	491,493
Showa Sangyo Company, Ltd.	37,000	148,534
Siix Corp.	3,400	87,634
Sinanen Holdings Company, Ltd.	15,000	59,017
Sinfonia Technology Company, Ltd.	32,000	42,517

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       53

	Shares	Value
Japan (continued)
Sinko Industries Ltd.	6,500	$101,912
Sintokogio, Ltd.	17,600	143,566
SKY Perfect JSAT Holdings, Inc.	61,700	375,334
SMK Corp.	15,000	71,616
SMS Company, Ltd.	6,300	102,882
SNT Corp.	3,200	16,852
Soda Nikka Company, Ltd.	1,900	7,563
Sodick Company, Ltd.	18,100	117,630
Softbank Technology Corp.	1,700	20,790
Softbrain Company, Ltd. (I)	6,100	8,047
Software Service, Inc.	900	32,704
Sogo Medical Company, Ltd.	2,800	91,097
Space Company, Ltd.	2,700	30,092
Sparx Group Company, Ltd. (L)	28,400	52,599
SPK Corp.	300	5,060
SRA Holdings, Inc.	2,300	51,345
Srg Takamiya Company, Ltd.	6,000	18,732
ST Corp.	3,700	35,526
St. Marc Holdings Company, Ltd.	4,400	113,571
Star Mica Company, Ltd.	200	2,448
Star Micronics Company, Ltd.	12,300	129,838
Starts Corp., Inc.	8,000	157,796
Starzen Company, Ltd.	2,700	72,357
Stella Chemifa Corp.	3,800	82,930
Step Company, Ltd.	2,000	16,915
Studio Alice Company, Ltd.	1,500	30,521
Sugimoto & Company, Ltd.	300	3,202
Sumco Corp.	13,300	84,494
Sumida Corp.	6,800	39,925
Suminoe Textile Company, Ltd.	19,000	46,425
Sumitomo Bakelite Company, Ltd.	66,000	271,406
Sumitomo Densetsu Company, Ltd.	5,900	71,408
Sumitomo Forestry Company, Ltd.	26,600	296,951
Sumitomo Mitsui Construction Company, Ltd.	233,500	191,906
Sumitomo Osaka Cement Company, Ltd.	146,000	533,380
Sumitomo Precision Products Company, Ltd.	13,000	37,453
Sumitomo Real Estate Sales Company, Ltd.	5,800	106,201
Sumitomo Riko Company, Ltd	13,300	110,142
Sumitomo Seika Chemicals Company, Ltd.	19,000	97,923
Sumitomo Warehouse Company, Ltd.	48,952	232,932
Sun Frontier Fudousan Company, Ltd. (L)	6,900	62,144
Sun-Wa Technos Corp.	2,900	17,402
Suncall Corp.	5,000	21,621
SWCC Showa Holdings Company, Ltd. (I)	87,000	42,384
Systena Corp.	4,200	60,791
T Hasegawa Company, Ltd.	6,200	76,932
T RAD Company, Ltd.	27,000	42,117

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       54

	Shares	Value
Japan (continued)
T&K Toka Company, Ltd.	9,600	$75,320
T-Gaia Corp.	7,300	84,431
Tabuchi Electric Company, Ltd.	4,200	16,396
Tachi-S Company, Ltd.	10,500	145,796
Tachibana Eletech Company, Ltd.	5,400	52,288
Tachikawa Corp.	2,300	14,014
Tadano, Ltd.	33,000	282,518
Taihei Dengyo Kaisha, Ltd.	7,000	62,267
Taiheiyo Kouhatsu, Inc.	12,000	7,974
Taiho Kogyo Company, Ltd.	6,600	63,852
Taikisha, Ltd.	8,700	196,815
Taiko Pharmaceutical Company, Ltd.	3,100	39,219
Taisei Lamick Company, Ltd.	1,700	44,515
Taiyo Holdings Company, Ltd.	5,100	161,091
Taiyo Yuden Company, Ltd.	34,300	351,374
Takagi Securities Company, Ltd.	16,000	19,837
Takamatsu Construction Group Comapany, Ltd.	3,400	67,106
Takano Company, Ltd.	2,000	10,195
Takaoka Toko Company, Ltd.	1,970	23,153
Takara Holdings, Inc.	28,600	210,054
Takara Leben Company, Ltd.	25,100	132,898
Takara Standard Company, Ltd.	33,000	279,027
Takasago International Corp.	6,600	133,962
Takasago Thermal Engineering Company, Ltd.	18,400	249,148
Takashima & Company, Ltd.	16,000	23,942
Takata Corp. (L)	12,000	52,522
Take and Give Needs Company, Ltd.	2,480	9,842
Takeei Corp.	7,100	46,354
Takeuchi Manufacturing Company, Ltd.	9,200	111,240
Takihyo Company, Ltd.	4,000	15,677
Takiron Company, Ltd.	16,000	78,398
Takisawa Machine Tool Company, Ltd.	22,000	23,976
Takuma Company, Ltd.	21,000	183,484
Tama Home Company, Ltd. (L)	4,700	17,335
Tamron Company, Ltd.	5,400	83,689
Tamura Corp.	30,000	74,374
Tanaka Chemical Corp. (I)	2,700	17,921
Tanseisha Company, Ltd.	9,400	55,796
Tasaki & Company, Ltd.	5,100	61,486
Tatsuta Electric Wire & Cable Company, Ltd.	12,900	38,057
Tayca Corp.	10,000	44,188
TBK Company, Ltd.	6,000	20,193
Techno Medica Company, Ltd.	1,500	28,232
Teikoku Electric Manufacturing Company, Ltd.	6,200	35,274
Teikoku Sen-I Company, Ltd.	6,000	78,923
Teikoku Tsushin Kogyo Company, Ltd.	6,000	8,666
Tekken Corp. (L)	25,000	56,214

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       55

	Shares	Value
Japan (continued)
Tenma Corp.	2,100	$35,479
The 77 Bank, Ltd.	14,000	49,599
The Aichi Bank, Ltd.	3,800	145,205
The Akita Bank, Ltd.	71,000	176,464
The Aomori Bank, Ltd.	81,000	221,766
The Awa Bank, Ltd.	74,000	335,389
The Bank of Iwate, Ltd.	6,400	209,639
The Bank of Kochi, Ltd.	37,000	37,017
The Bank of Nagoya, Ltd.	63,000	197,902
The Bank of Okinawa, Ltd.	6,588	195,022
The Bank of Saga, Ltd.	57,000	102,606
The Chiba Kogyo Bank, Ltd.	21,400	86,484
The Chugoku Bank, Ltd.	2,700	28,498
The Chukyo Bank, Ltd.	42,000	71,438
The Daisan Bank, Ltd.	64,000	80,576
The Daishi Bank, Ltd.	119,000	394,468
The Daito Bank, Ltd.	35,000	55,807
The Ehime Bank, Ltd.	71,253	135,117
The Eighteenth Bank, Ltd.	70,000	156,897
The Fukui Bank, Ltd.	101,188	162,506
The Fukushima Bank, Ltd.	88,000	57,838
The Gunma Bank, Ltd.	18,000	79,092
The Higashi-Nippon Bank, Ltd.	49,000	118,786
The Hokkoku Bank, Ltd.	104,000	264,555
The Hokuetsu Bank, Ltd.	92,000	144,292
The Hyakugo Bank, Ltd.	87,000	313,673
The Hyakujushi Bank, Ltd.	91,000	257,087
The Japan Steel Works, Ltd.	117,000	386,507
The Japan Wool Textile Company, Ltd.	23,000	154,609
The Juroku Bank, Ltd.	119,000	371,971
The Keiyo Bank, Ltd.	96,000	363,924
The Kinki Sharyo Company, Ltd.	12,000	34,563
The Kita-Nippon Bank, Ltd.	2,600	60,313
The Kiyo Bank, Ltd.	22,039	242,374
The Michinoku Bank, Ltd.	53,000	78,974
The Mie Bank, Ltd.	36,000	60,396
The Minato Bank, Ltd.	59,000	80,924
The Monogatari Corp.	1,100	51,692
The Musashino Bank, Ltd.	11,600	297,050
The NaganoBank, Ltd.	25,000	39,675
The Nanto Bank, Ltd.	88,000	230,191
The Nippon Road Company, Ltd.	24,000	112,586
The Nippon Signal Company, Ltd.	18,600	146,635
The Nishi-Nippon City Bank, Ltd.	24,000	43,366
The Ogaki Kyoritsu Bank, Ltd.	117,000	365,160
The Oita Bank, Ltd.	59,000	181,394
The Okinawa Electric Power Company, Inc.	8,000	196,875

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       56

	Shares	Value
Japan (continued)
The Pack Corp.	4,900	$117,027
The San-In Godo Bank, Ltd.	53,000	314,820
The Shiga Bank, Ltd.	82,000	334,814
The Shikoku Bank, Ltd.	75,000	137,574
The Shimane Bank, Ltd.	200	2,037
The Shimizu Bank, Ltd.	2,600	47,904
The Taiko Bank, Ltd.	28,000	49,074
The Tochigi Bank, Ltd.	44,000	163,330
The Toho Bank, Ltd.	83,000	240,073
The Tohoku Bank, Ltd.	34,000	41,315
The Torigoe Company, Ltd.	2,300	12,621
The Tottori Bank, Ltd.	25,000	35,046
The Towa Bank, Ltd.	109,000	84,366
The Yamagata Bank, Ltd.	56,000	188,149
The Yamanashi Chuo Bank, Ltd.	57,255	202,853
The Yasuda Warehouse Company, Ltd.	6,200	37,738
Tigers Polymer Corp.	2,000	10,383
TKC Corp.	5,900	167,058
Toa Corp.	6,500	57,641
Toa Corp.	71,000	150,905
Toa Oil Company, Ltd.	28,000	30,538
Toa Road Corp.	16,000	49,657
Toabo Corp.	3,800	15,765
Toagosei Company, Ltd.	42,000	316,504
Tobishima Corp. (I)(L)	53,900	74,114
Tobu Store Company, Ltd.	8,000	20,706
TOC Company, Ltd.	17,600	136,957
Tocalo Company, Ltd.	5,000	84,484
Toda Corp.	75,000	309,048
Toda Kogyo Corp.	19,000	51,507
Toei Animation Company, Ltd.	500	20,659
Toei Company, Ltd.	25,000	195,400
Toenec Corp.	13,000	80,375
Togami Electric Manufacturing Company, Ltd.	3,000	10,393
Toho Company, Ltd.	3,200	65,803
Toho Holdings Company, Ltd.	18,400	381,524
Toho Titanium Company, Ltd.	5,200	43,625
Toho Zinc Company, Ltd.	54,000	142,026
Tohokushinsha Film Corp.	3,700	19,874
Tohto Suisan Company, Ltd.	5,000	7,805
Tokai Carbon Company, Ltd.	72,000	170,865
Tokai Corp.	3,400	90,937
Tokai Holdings Corp.	21,200	102,583
Tokai Lease Company, Ltd.	3,000	5,346
Tokai Rika Company, Ltd.	10,300	202,863
Tokai Tokyo Financial Holdings, Inc.	47,400	230,466
Token Corp.	2,250	167,614

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       57

	Shares	Value
Japan (continued)
Toko, Inc.	11,000	$35,352
Tokushu Tokai Paper Company, Ltd.	36,000	119,192
Tokuyama Corp. (I)(L)	113,000	158,094
Tokyo Dome Corp.	65,000	292,446
Tokyo Electron Device, Ltd.	1,800	24,266
Tokyo Energy & Systems, Inc.	10,000	84,332
Tokyo Individualized Educational Institute, Inc.	6,000	35,105
Tokyo Keiki, Inc.	28,000	37,729
Tokyo Ohka Kogyo Company, Ltd.	7,200	188,719
Tokyo Rakutenchi Company, Ltd.	6,000	25,220
Tokyo Rope Manufacturing Company, Ltd. (I)	42,000	51,698
Tokyo Sangyo Company, Ltd.	3,500	12,156
Tokyo Seimitsu Company, Ltd.	12,100	226,544
Tokyo Steel Manufacturing Company, Ltd.	39,000	249,485
Tokyo Tatemono Company, Ltd.	1,300	15,005
Tokyo Tekko Company, Ltd.	20,000	65,399
Tokyo Theatres Company, Inc.	31,000	31,886
Tokyo TY Financial Group, Inc.	10,558	240,048
Tokyotokeiba Company, Ltd.	39,000	73,319
Tokyu Construction Company, Ltd.	16,300	116,551
Tokyu Recreation Company, Ltd. (L)	4,000	29,124
Toli Corp.	14,000	34,914
Tomato Bank, Ltd.	38,000	47,803
Tomoe Corp.	7,600	24,260
Tomoe Engineering Company, Ltd.	2,200	27,379
Tomoegawa Company, Ltd.	2,000	3,338
Tomoku Company, Ltd.	21,000	46,359
TOMONY Holdings, Inc.	60,600	175,259
Tomy Company, Ltd.	19,900	140,658
Tonami Holdings Company, Ltd.	19,000	45,682
Topcon Corp.	21,000	226,356
Toppan Forms Company, Ltd.	19,100	223,819
Topre Corp.	12,700	236,092
Topy Industries, Ltd.	82,000	158,289
Toridoll Corp.	6,500	131,391
Torii Pharmaceutical Company, Ltd.	3,500	74,970
Torishima Pump Manufacturing Company, Ltd.	8,100	67,832
Tosei Corp.	10,300	60,851
Toshiba Machine Company, Ltd.	39,000	123,578
Toshiba Plant Systems & Services Corp.	15,800	175,618
Toshiba TEC Corp.	36,000	112,608
Tosho Company, Ltd.	2,100	76,477
Tosho Printing Company, Ltd.	15,000	63,785
Totetsu Kogyo Company, Ltd.	7,600	205,231
Toukei Computer Company, Ltd.	700	11,662
Tow Company, Ltd.	6,400	32,268
Towa Corp.	7,100	44,831

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       58

	Shares	Value
Japan (continued)
Towa Pharmaceutical Company, Ltd.	3,000	$142,913
Toyo Construction Company, Ltd.	21,400	82,357
Toyo Corp.	10,400	98,424
Toyo Denki Seizo KK	13,000	37,778
Toyo Engineering Corp.	44,000	107,573
Toyo Ink SC Holdings Company, Ltd.	79,000	296,102
Toyo Kanetsu KK	32,000	66,059
Toyo Kohan Company, Ltd.	18,000	47,022
Toyo Machinery & Metal Company, Ltd.	3,100	8,871
Toyo Securities Company, Ltd.	22,000	56,741
Toyo Tanso Company, Ltd.	4,100	51,989
Toyo Wharf & Warehouse Company, Ltd.	27,000	34,181
Toyobo Company, Ltd.	307,064	446,050
TPR Company, Ltd.	6,300	151,771
Trancom Company, Ltd.	1,700	92,814
Transcosmos, Inc.	6,200	137,715
Trusco Nakayama Corp.	5,700	203,752
Trust Tech, Inc.	600	12,560
TS Tech Company, Ltd.	14,500	322,144
TSI Holdings Company, Ltd.	30,505	195,891
Tsubakimoto Chain Company, Ltd.	49,000	286,388
Tsudakoma Corp. (I)	18,000	15,458
Tsugami Corp.	18,000	63,756
Tsukada Global Holdings, Inc.	4,800	29,397
Tsukishima Kikai Company, Ltd.	8,700	73,543
Tsukuba Bank, Ltd.	34,700	89,797
Tsukui Corp.	6,700	83,570
Tsumura & Company	14,100	357,557
Tsurumi Manufacturing Company, Ltd.	5,000	69,448
Tsutsumi Jewelry Company, Ltd.	900	19,866
TV Tokyo Holdings Corp.	2,000	32,150
Tyo, Inc. (L)	19,500	25,748
U-Shin, Ltd. (L)	6,300	37,511
UACJ Corp.	94,718	197,621
Ube Industries, Ltd.	281,000	475,438
Uchida Yoko Company, Ltd.	16,000	54,988
Uchiyama Holdings Company, Ltd.	3,300	14,638
UKC Holdings Corp.	4,700	84,008
Ulvac, Inc.	12,200	367,992
Umenohana Company, Ltd. (L)	700	16,202
Uniden Corp.	20,000	20,556
Union Tool Company, Ltd.	2,800	62,119
Unipres Corp.	14,300	258,962
United Arrows, Ltd.	5,600	257,961
United Super Markets Holdings, Inc.	14,400	122,105
Unitika, Ltd. (I)	189,000	83,739
Universal Entertainment Corp.	8,800	136,421

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       59

	Shares	Value
Japan (continued)
Unizo Holdings Company, Ltd.	2,700	$103,906
UNY Group Holdings Company, Ltd.	77,700	503,214
Usen Corp. (I)	26,190	64,031
Ushio, Inc.	35,000	481,155
UT Holdings Company, Ltd.	10,900	42,030
Utoc Corp.	4,300	11,846
Valor Company, Ltd.	11,100	239,963
Village Vanguard Company, Ltd. (L)	2,200	29,206
Vital KSK Holdings, Inc.	12,200	109,231
Vitec Company, Ltd.	2,600	22,128
VT Holdings Company, Ltd.	21,700	119,866
Wacoal Holdings Corp.	41,000	471,596
Wacom Company, Ltd.	37,200	160,887
Wakachiku Construction Company, Ltd. (L)	35,000	35,670
Wakita & Company, Ltd.	14,200	103,492
Warabeya Nichiyo Company, Ltd.	5,000	104,518
WATAMI Company, Ltd. (L)	6,900	62,936
Watts Company, Ltd.	1,300	9,221
Weathernews, Inc.	1,500	50,373
Wellnet Corp.	100	2,802
West Holdings Corp.	6,400	41,939
WIN-Partners Company, Ltd.	800	10,116
Wood One Company, Ltd.	8,000	16,757
World Holdings Company, Ltd.	1,000	10,935
Wowow, Inc.	3,200	69,741
Xebio Company, Ltd.	8,200	130,066
Y A C Company, Ltd.	900	5,144
Yachiyo Industry Company, Ltd.	1,200	9,246
Yahagi Construction Company, Ltd.	9,000	59,565
Yaizu Suisankagaku Industry Company, Ltd.	2,900	26,097
YAMABIKO Corp.	11,200	72,962
Yamaichi Electronics Company, Ltd.	8,000	44,415
Yamatane Corp.	35,000	47,450
Yamato Kogyo Company, Ltd.	14,400	297,277
Yamaya Corp.	1,000	16,466
Yamazawa Company, Ltd.	1,000	14,560
Yamazen Corp.	14,500	115,066
Yaoko Company, Ltd.	4,800	185,039
Yellow Hat, Ltd.	5,600	99,291
Yodogawa Steel Works, Ltd.	6,965	148,339
Yokogawa Bridge Corp.	10,500	99,197
Yokohama Reito Company, Ltd.	17,200	152,577
Yokowo Company, Ltd.	5,200	23,500
Yomeishu Seizo Company, Ltd.	1,500	25,292
Yomiuri Land Company, Ltd.	13,000	47,686
Yondenko Corp.	1,000	3,418
Yondoshi Holdings, Inc.	5,600	123,217

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       60

	Shares	Value
Japan (continued)
Yonekyu Corp.	2,000	$45,992
Yonex Company, Ltd.	1,000	39,719
Yorozu Corp.	7,700	157,275
Yoshinoya Holdings Company, Ltd. (L)	16,700	208,247
Yuasa Funashoku Company, Ltd.	11,000	31,578
Yuasa Trading Company, Ltd.	4,900	107,606
Yuken Kogyo Company, Ltd.	20,000	31,362
Yumeshin Holdings Company, Ltd. (L)	8,200	45,154
Yurtec Corp.	15,000	104,922
Yusen Logistics Company, Ltd.	5,900	61,801
Yushiro Chemical Industry Company, Ltd.	3,800	43,566
Yutaka Giken Company, Ltd.	1,000	18,567
Zappallas, Inc.	800	2,737
Zenrin Company, Ltd.	6,600	106,636
Zensho Holdings Company, Ltd.	27,800	342,420
Zeon Corp.	40,000	254,508
Zeria Pharmaceutical Company, Ltd.	7,600	96,707
Zojirushi Corp.	9,400	140,250
Zuiko Corp.	1,100	38,024
Zuken, Inc.	2,300	24,245
Jersey, Channel Islands 0.2%		1,463,782
Centamin PLC	454,925	586,326
Phoenix Group Holdings	74,492	877,456
Liechtenstein 0.0%		205,515
Liechtensteinische Landesbank AG	4,783	173,963
VP Bank AG	394	31,552
Luxembourg 0.5%		3,164,983
APERAM (I)	20,321	690,224
B&M European Value Retail SA	12,530	49,528
Cosmo Pharmaceuticals SA (I)	89	13,916
d'Amico International Shipping SA (I)(L)	79,552	41,279
Elcoteq SE (I)	353	0
Eurofins Scientific SE	3,269	1,162,821
L'Occitane International SA	134,500	268,695
Regus PLC	215,887	866,156
Sword Group	2,970	72,364
Macau 0.0%		101,984
Macau Legend Development, Ltd. (I)	802,000	101,984
Malaysia 0.0%		26,950
Nam Cheong, Ltd.	379,000	26,950
Malta 0.2%		952,367
Unibet Group PLC	84,056	952,367
Monaco 0.0%		43,483
Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA (I)	1,252	43,483

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       61

	Shares	Value
Mongolia 0.0%		$11,417
Mongolian Mining Corp. (I)	1,887,750	11,417
Netherlands 2.1%		13,826,303
Aalberts Industries NV	36,525	1,131,535
Accell Group	9,241	194,524
AMG Advanced Metallurgical Group NV	14,726	137,999
Amsterdam Commodities NV	5,515	135,023
Arcadis NV	25,007	360,088
ASM International NV	21,696	913,790
Atrium European Real Estate, Ltd. (I)	62,806	214,455
BE Semiconductor Industries NV	11,281	284,297
Beter Bed Holding NV	5,279	119,207
BinckBank NV	28,602	194,926
Boskalis Westminster NV	23,942	871,006
Brack Capital Properties NV (I)	579	36,302
Brunel International NV	8,264	143,722
Corbion NV	22,653	503,328
Delta Lloyd NV (L)	76,541	477,365
Euronext NV (S)	1,457	55,944
Fugro NV (I)	14,098	242,895
Gemalto NV	10,800	684,439
Heijmans NV (I)	8,732	67,801
Hunter Douglas NV	368	14,626
KAS Bank NV	6,057	66,453
Kendrion NV	5,362	112,556
Koninklijke BAM Groep NV	120,060	542,413
Koninklijke Vopak NV	9,818	446,891
Nederlandsche Apparatenfabriek NV	1,373	44,346
Ordina NV (I)	42,607	41,093
PostNL NV (I)	182,232	707,511
QIAGEN NV (I)	41,169	872,763
SBM Offshore NV (I)	71,757	907,977
Sligro Food Group NV	8,456	325,028
Telegraaf Media Groep NV (I)	4,667	19,232
TKH Group NV	12,311	456,188
TNT Express NV	119,585	1,022,694
TomTom NV (I)	63,002	565,287
USG People NV	29,923	557,930
Van Lanschot NV	1,090	22,816
Wessanen	32,316	331,853
New Zealand 1.4%		8,970,765
a2 Milk Company, Ltd. (I)	131,178	150,915
Air New Zealand, Ltd.	192,579	345,576
Chorus, Ltd.	183,304	473,186
Contact Energy, Ltd.	171,450	505,402
EBOS Group, Ltd.	34,869	358,444
Fisher & Paykel Healthcare Corp., Ltd.	218,033	1,260,607

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       62

	Shares	Value
New Zealand (continued)
Fletcher Building, Ltd.	6,010	$28,236
Freightways, Ltd.	53,638	211,645
Genesis Energy, Ltd.	77,777	99,749
Hallenstein Glasson Holdings, Ltd.	24,065	46,062
Heartland Bank, Ltd.	26,206	19,659
Hellaby Holdings, Ltd.	16,115	29,583
Infratil, Ltd.	251,613	515,051
Kathmandu Holdings, Ltd.	64,785	66,040
Mainfreight, Ltd.	30,689	296,299
Metlifecare, Ltd.	51,187	159,941
Michael Hill International, Ltd.	43,259	27,378
Mighty River Power, Ltd.	81,015	140,788
New Zealand Oil & Gas, Ltd. (I)	40,200	11,472
Nuplex Industries, Ltd.	75,336	249,667
NZX, Ltd.	80,835	54,268
Pacific Edge, Ltd. (I)	105,378	34,270
PGG Wrightson, Ltd.	18,780	5,119
Pike River Coal, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	20,711	245,571
Restaurant Brands New Zealand, Ltd.	32,081	88,197
Ryman Healthcare, Ltd.	137,780	727,277
Sanford, Ltd.	6,681	27,863
Skellerup Holdings, Ltd.	36,142	31,367
SKY Network Television, Ltd.	158,567	449,286
SKYCITY Entertainment Group, Ltd.	227,779	668,865
Steel & Tube Holdings, Ltd.	23,995	36,574
Summerset Group Holdings, Ltd.	66,844	172,306
The New Zealand Refining Company, Ltd.	28,713	67,695
The Warehouse Group, Ltd.	41,572	73,266
Tourism Holdings, Ltd.	23,000	36,641
Tower, Ltd.	64,122	65,879
Trade Me Group, Ltd.	153,423	437,520
TrustPower, Ltd.	8,544	41,165
Vector, Ltd.	86,800	186,002
Xero, Ltd. (I)	22,650	223,232
Z Energy Ltd.	73,414	302,702
Norway 0.7%		4,277,718
ABG Sundal Collier Holding ASA	123,041	83,416
AF Gruppen ASA	3,843	58,002
Akastor ASA (I)	14,661	11,781
Aker ASA	2,999	54,301
Aker Solutions ASA (I)	14,059	41,704
American Shipping Company ASA (I)(L)	14,000	36,032
Atea ASA	24,776	215,972
Austevoll Seafood ASA	25,846	176,630
Biotec Pharmacon ASA (I)(L)	11,916	15,679
Bonheur ASA	2,557	16,079

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       63

	Shares	Value
Norway (continued)
Borregaard ASA	11,298	$66,886
BW Offshore, Ltd.	121,482	17,062
Det Norske Oljeselskap ASA (I)	32,503	227,417
DNO ASA (I)(L)	208,633	149,659
DOF ASA (I)	10,345	4,412
Ekornes ASA	7,513	78,195
Farstad Shipping ASA	4,400	7,192
Fred Olsen Energy ASA (I)	8,517	26,119
Ganger Rolf ASA	2,018	10,571
Grieg Seafood ASA	14,124	55,233
Hexagon Composites ASA	24,673	65,126
Hoegh LNG Holdings, Ltd.	13,024	125,464
Kongsberg Automotive ASA (I)	151,819	120,844
Kvaerner ASA	59,104	42,248
Nordic Semiconductor ASA (I)(L)	34,594	179,521
Norske Skogindustrier ASA (I)(L)	49,961	11,250
Norwegian Air Shuttle ASA (I)(L)	7,291	239,523
Ocean Yield ASA	2,222	12,011
Odfjell SE, A Shares (I)	7,780	22,050
Olav Thon Eiendomsselskap ASA	3,160	46,913
Opera Software ASA (L)	38,500	297,070
Petroleum Geo-Services ASA	67,421	152,950
PhotoCure ASA (I)	1,408	6,030
Prosafe SE (L)	67,199	83,308
Q-Free ASA (I)	14,930	15,381
REC Silicon ASA (I)(L)	744,921	90,384
Salmar ASA	10,408	214,648
Selvaag Bolig ASA	3,939	11,155
Sevan Marine ASA (I)	7,650	16,169
Solstad Offshore ASA	3,000	5,800
SpareBank 1 SMN	16,711	99,722
SpareBank 1 SR-Bank ASA	40,014	177,219
Tomra Systems ASA	42,713	409,094
Vard Holdings, Ltd. (I)(L)	185,000	20,086
Veidekke ASA	23,829	310,386
Wilh Wilhelmsen ASA	20,420	87,431
Wilh Wilhelmsen Holding ASA, Class A	4,200	63,593
Peru 0.0%		66,032
Hochschild Mining PLC (I)	68,013	66,032
Philippines 0.0%		31,972
Del Monte Pacific, Ltd. (I)	136,300	31,972
Portugal 0.4%		2,694,179
Altri SGPS SA	44,909	168,859
Banco BPI SA (I)	184,497	214,429
Banco Comercial Portugues SA (I)(L)	13,991,810	520,180
CTT-Correios de Portugal SA	13,256	101,611

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       64

	Shares	Value
Portugal (continued)
EDP Renovaveis SA	5,874	$42,160
Mota-Engil SGPS SA	22,829	39,001
NOS SGPS	65,864	456,408
Novabase SGPS SA	2,054	4,318
Portucel SA	148,906	498,148
REN - Redes Energeticas Nacionais SGPS SA	88,929	251,168
Semapa-Sociedade de Investimento & Gestao	1,820	22,681
Sonae SGPS SA	353,261	364,570
Teixeira Duarte SA	37,298	10,646
Singapore 1.3%		8,361,054
Amara Holdings, Ltd.	80,000	21,582
Amtek Engineering, Ltd. (I)	52,000	29,583
ASL Marine Holdings, Ltd.	3,000	611
AusGroup, Ltd. (I)	176,000	14,524
Baker Technology, Ltd.	101,000	12,935
Banyan Tree Holdings, Ltd.	78,000	26,115
Biosensors International Group, Ltd. (I)	351,300	204,808
Bonvests Holdings, Ltd.	36,400	31,067
Boustead Projects Pte, Ltd. (I)	28,557	13,105
Boustead Singapore, Ltd.	78,289	40,043
Breadtalk Group, Ltd.	38,000	27,996
Broadway Industrial Group, Ltd. (I)	20,400	1,745
Bukit Sembawang Estates, Ltd.	54,000	163,111
BW LPG, Ltd. (S)	3,125	20,284
Cape PLC	41,628	122,368
Centurion Corp., Ltd.	85,000	22,348
China Aviation Oil Singapore Corp., Ltd.	72,000	35,326
China Merchants Holdings Pacific, Ltd.	90,510	49,908
Chip Eng Seng Corp., Ltd.	216,000	103,639
Chuan Hup Holdings, Ltd.	78,000	14,989
COSCO Corp. Singapore, Ltd. (L)	410,300	88,933
Creative Technology, Ltd. (I)	7,050	5,132
CSE Global, Ltd.	168,000	54,383
CW Group Holdings, Ltd.	92,000	26,361
CWT, Ltd.	85,000	108,114
Dyna-Mac Holdings, Ltd. (L)	135,000	11,117
Elec & Eltek International Company, Ltd.	5,000	3,503
Eu Yan Sang International, Ltd.	93,000	30,127
Ezion Holdings, Ltd. (L)	486,900	172,377
Ezra Holdings, Ltd. (I)	735,396	33,322
Falcon Energy Group, Ltd.	32,000	3,818
Far East Orchard, Ltd.	64,594	71,045
First Resources, Ltd.	162,700	220,374
FJ Benjamin Holdings, Ltd. (I)	5,000	178
Food Empire Holdings, Ltd. (I)	43,800	6,535
Fragrance Group, Ltd.	200,000	24,731
Frasers Centrepoint, Ltd.	74,100	82,446

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       65

	Shares	Value
Singapore (continued)
Gallant Venture, Ltd. (I)	264,000	$41,308
GL, Ltd.	197,000	117,634
Global Premium Hotels, Ltd.	16,000	3,372
GMG Global, Ltd. (I)	123,400	33,768
Golden Agri-Resources, Ltd.	630,900	166,013
GSH Corp., Ltd. (L)	43,620	6,133
GuocoLand, Ltd.	52,000	63,617
Hi-P International, Ltd.	51,000	14,494
Hiap Hoe, Ltd.	38,000	17,864
Ho Bee Investment, Ltd.	80,500	109,072
Hong Fok Corp., Ltd.	137,760	69,022
Hong Leong Asia, Ltd.	46,000	23,244
Hotel Grand Central, Ltd.	11,521	10,000
Hour Glass, Ltd.	31,600	16,221
HTL International Holdings, Ltd. (I)	24,000	10,845
Hwa Hong Corp., Ltd.	55,000	11,422
Hyflux, Ltd.	187,000	72,398
Indofood Agri Resources, Ltd.	207,000	64,762
Innovalues, Ltd.	62,500	36,012
k1 Ventures, Ltd.	54,600	29,529
Keppel Infrastructure Trust	626,606	207,209
Keppel Telecommunications & Transportation, Ltd.	30,000	29,744
Lian Beng Group, Ltd.	132,000	40,364
Low Keng Huat Singapore, Ltd.	64,000	26,176
Lum Chang Holdings, Ltd.	41,200	10,103
M1, Ltd.	102,300	183,978
Metro Holdings, Ltd.	53,600	36,192
Mewah International, Inc.	57,000	11,788
Midas Holdings, Ltd.	382,000	71,921
Neptune Orient Lines, Ltd. (I)(L)	324,400	289,501
Nera Telecommunications, Ltd.	25,500	10,158
NSL, Ltd.	29,000	30,922
OKH Global, Ltd. (I)(L)	61,000	23,211
Olam International, Ltd.	80,200	91,003
OM Holdings, Ltd. (I)	23,407	934
OSIM International, Ltd. (L)	79,000	62,363
Otto Marine, Ltd. (I)	11,175	1,601
OUE, Ltd.	121,000	139,800
Oxley Holdings, Ltd.	63,100	19,283
Pacific Radiance, Ltd.	27,500	5,852
Pan-United Corp., Ltd.	78,000	29,903
Penguin International, Ltd.	124,000	11,020
Petra Foods, Ltd.	46,000	76,489
Q&M Dental Group Singapore, Ltd.	48,100	23,918
QAF, Ltd.	71,334	51,229
Raffles Education Corp., Ltd.	295,233	47,233
Raffles Medical Group, Ltd.	79,387	246,525

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       66

	Shares	Value
Singapore (continued)
Religare Health Trust	60,000	$39,459
Rickmers Maritime	221,728	8,368
Riverstone Holdings, Ltd.	69,000	48,345
Rotary Engineering, Ltd.	100,000	23,115
SATS, Ltd.	184,700	515,988
SBS Transit, Ltd.	20,500	29,277
Sembcorp Industries, Ltd.	54,900	104,384
Sembcorp Marine, Ltd.	66,000	71,598
Sheng Siong Group, Ltd.	180,900	109,935
SHS Holdings, Ltd.	84,000	16,393
SIIC Environment Holdings, Ltd. (I)	292,180	145,375
Sim Lian Group, Ltd.	69,447	34,577
Sinarmas Land, Ltd.	417,000	120,063
Sing Holdings, Ltd.	79,000	17,420
Sing Investments & Finance, Ltd.	28,600	22,572
Singapore Post, Ltd.	425,300	436,882
Singapore Reinsurance Corp., Ltd.	47,000	10,191
Singapore Shipping Corp., Ltd.	83,800	17,273
SMRT Corp., Ltd.	270,000	310,846
Stamford Land Corp., Ltd.	196,000	66,861
Sunningdale Tech, Ltd.	16,760	10,972
SunVic Chemical Holdings, Ltd. (I)	87,000	7,172
Super Group, Ltd.	165,500	102,319
Swiber Holdings, Ltd. (I)	128,250	18,181
Swissco Holdings, Ltd.	52,000	7,206
Tat Hong Holdings, Ltd.	139,000	41,022
Tiong Woon Corp. Holding, Ltd. (I)	25,500	4,256
Tuan Sing Holdings, Ltd.	316,854	67,560
UMS Holdings, Ltd.	146,900	55,366
United Engineers, Ltd.	155,000	222,733
United Industrial Corp., Ltd.	4,500	9,217
UOB-Kay Hian Holdings, Ltd.	138,334	130,819
UOL Group, Ltd.	11,100	44,670
UPP Holdings, Ltd.	136,000	17,526
Venture Corp., Ltd.	86,100	499,501
Vibrant Group, Ltd.	110,882	24,077
Vicom, Ltd.	4,000	17,048
Wee Hur Holdings, Ltd.	102,000	18,876
Wheelock Properties Singapore, Ltd.	26,500	26,371
Wing Tai Holdings, Ltd.	150,517	166,928
XP Power, Ltd.	4,171	94,123
Yeo Hiap Seng, Ltd.	8,834	8,355
Yongnam Holdings, Ltd. (I)	98,250	24,101
South Africa 0.1%		319,097
Aquarius Platinum, Ltd. (I)(L)	621,954	113,159
Petra Diamonds, Ltd.	158,147	205,938

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       67

	Shares	Value
Spain 2.4%		$15,302,095
Acciona SA	12,953	984,504
Acerinox SA (L)	47,360	515,521
Adveo Group International SA	3,825	17,107
Almirall SA	25,214	424,697
Amper SA (I)	11,487	1,538
Applus Services SA	870	6,581
Atresmedia Corp de Medios de Comunicacion SA	25,435	263,094
Azkoyen SA	2,428	10,983
Banco Popular Espanol SA	23,351	55,714
Baron de Ley SA (I)	1,102	118,089
Bolsas y Mercados Espanoles SA	27,983	877,716
Caja de Ahorros del Mediterraneo (I)	1,684	0
Cementos Portland Valderrivas SA (I)	5,185	27,862
Cia de Distribucion Integral Logista Holdings SA	531	11,455
Cie Automotive SA	21,146	316,723
Construcciones y Auxiliar de Ferrocarriles SA	670	188,143
Distribuidora Internacional de Alimentacion SA	224,723	1,126,313
Duro Felguera SA	30,857	35,635
Ebro Foods SA	28,438	580,355
Elecnor SA	6,680	49,711
Ence Energia y Celulosa SA	72,078	224,036
Ercros SA (I)	63,514	39,231
Faes Farma SA	100,455	289,906
Fluidra SA	12,779	42,660
Fomento de Construcciones y Contratas SA (I)(L)	55,541	390,139
Gamesa Corporacion Tecnologica SA	102,613	1,929,996
Grupo Catalana Occidente SA	13,026	377,267
Grupo Ezentis SA (I)	65,836	27,811
Iberpapel Gestion SA	1,911	35,002
Indra Sistemas SA (I)	46,052	419,470
Inmobiliaria Colonial SA (I)	523,090	339,633
Laboratorios Farmaceuticos Rovi SA	1,848	25,984
Liberbank SA (I)	141,805	162,153
Mediaset Espana Comunicacion SA	70,589	759,162
Melia Hotels International SA	37,822	401,033
Miquel y Costas SA	3,642	134,297
NH Hotel Group SA (I)	88,883	394,427
Obrascon Huarte Lain SA (L)	35,016	201,150
Papeles y Cartones de Europa SA	19,846	106,957
Pescanova SA (I)	2,188	0
Pharma Mar SA (I)	58,616	142,706
Prim SA	2,446	23,073
Promotora de Informaciones SA (I)	20,902	118,435
Prosegur Cia de Seguridad SA	116,286	578,203
Quabit Inmobiliaria SA (I)	442,820	18,656
Realia Business SA (I)	53,191	51,261
Sacyr SA (L)	114,646	201,151

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       68

	Shares	Value
Spain (continued)
Solaria Energia y Medio Ambiente SA (I)	10,301	$6,328
Tecnicas Reunidas SA	12,042	325,722
Telecomunicaciones y Energia (I)	4,417	5,674
Tubacex SA	55,780	104,025
Tubos Reunidos SA	31,261	18,669
Vidrala SA	5,985	297,012
Viscofan SA	16,469	980,268
Vocento SA (I)	14,712	21,504
Zardoya Otis SA	46,707	497,353
Sweden 3.6%		23,354,941
AAK AB	11,416	777,970
Acando AB	35,406	73,031
AddTech AB, B Shares	20,503	320,841
AF AB, B Shares	26,838	434,395
Arcam AB (I)(L)	7,054	142,968
Atrium Ljungberg AB, B Shares	15,298	238,156
Avanza Bank Holding AB	7,590	294,392
B&B Tools AB, B Shares	9,486	151,795
BE Group AB (I)	21,520	3,776
Beijer Alma AB	7,034	168,989
Beijer Electronics AB	1,967	11,014
Beijer Ref AB	5,039	108,277
Betsson AB	42,625	611,581
Bilia AB, A Shares	16,616	321,097
BillerudKorsnas AB	50,257	790,643
BioGaia AB, B Shares	4,863	121,717
Biotage AB	11,979	33,508
Bjorn Borg AB (I)	6,665	24,416
Bulten AB	5,708	46,816
Bure Equity AB	24,662	185,187
Byggmax Group AB	23,815	185,092
Castellum AB	62,353	941,470
Clas Ohlson AB, B Shares	13,318	219,129
Cloetta AB, B Shares (I)	83,359	253,337
Concordia Maritime AB, B Shares	5,539	10,793
Dios Fastigheter AB	20,611	139,754
Doro AB (I)	8,530	70,134
Duni AB	14,919	223,951
East Capital Explorer AB (I)	1,176	6,653
Elekta AB, B Shares (L)	50,908	449,769
Enea AB (I)	4,257	46,361
Eniro AB (I)(L)	148,388	11,180
Ework Scandinavia AB	1,387	11,072
Fabege AB	53,293	824,287
Fagerhult AB	1,800	33,314
Fastighets AB Balder, B Shares (I)	33,489	772,571
Fingerprint Cards AB (I)(L)	1,416	76,887

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       69

	Shares	Value
Sweden (continued)
Gunnebo AB	14,001	$65,838
Haldex AB	19,660	144,210
Hemfosa Fastigheter AB	30,010	331,956
Hexpol AB	16,368	164,147
HIQ International AB (I)	21,646	127,239
Holmen AB, B Shares	20,102	588,236
Hufvudstaden AB, A Shares	26,788	390,155
Husqvarna AB, B Shares	3,291	20,851
Indutrade AB	12,082	671,530
Intrum Justitia AB	27,622	843,734
ITAB Shop Concept AB, Class B	2,459	66,367
JM AB	23,511	557,788
KappAhl AB	22,127	87,425
Karolinska Development AB, Class B (I)	11,601	10,946
Klovern AB, B Shares	190,866	194,813
KNOW IT AB	3,226	22,903
Kungsleden AB	67,377	451,175
Lagercrantz Group AB, B Shares	15,227	122,859
Lindab International AB	23,667	177,985
Loomis AB, B Shares	20,649	664,173
Medivir AB, B Shares (I)	11,625	82,225
Mekonomen AB	10,785	231,323
Modern Times Group AB, B Shares	22,167	598,347
MQ Holding AB	14,460	71,921
Munksjo OYJ (I)	1,315	12,946
Mycronic AB	30,882	258,466
Net Insight AB, B Shares (I)	86,044	52,066
NetEnt AB (I)	10,154	590,989
New Wave Group AB, B Shares	16,778	64,625
Nibe Industrier AB, B Shares	27,668	864,849
Nobia AB	42,589	407,463
Nolato AB, B Shares	9,637	246,844
Nordnet AB, B Shares	29,310	112,070
OEM International AB, B Shares	8,427	128,142
Opus Group AB	64,359	34,402
Peab AB	70,911	618,795
Pricer AB, B Shares	42,894	40,692
Proact IT Group AB	3,091	44,163
Probi AB	1,255	18,552
Ratos AB, B Shares	93,386	502,010
Raysearch Laboratories AB (I)	5,249	70,352
Saab AB, B Shares	26,193	837,348
Sagax AB	2,519	18,942
SAS AB (I)(L)	71,520	193,149
Sectra AB, B Shares (I)	1,335	15,620
Semcon AB	6,623	29,637
Sensys Gatso Group AB (I)(L)	217,737	66,257

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       70

	Shares	Value
Sweden (continued)
SkiStar AB	8,979	$128,092
SSAB AB, A Shares (I)	9,753	26,404
SSAB AB, A Shares (I)(L)	80,874	218,592
SSAB AB, B Shares (I)	24,900	57,420
SSAB AB, B Shares (I)(L)	22,810	52,795
Sweco AB, B Shares	25,344	379,151
Swedol AB, Class B	662	1,315
Systemair AB	3,664	46,996
Transcom Worldwide AB (I)	1,777	16,998
Victoria Park AB (I)	34,373	62,900
Victoria Park AB (I)	14,886	26,901
Vitrolife AB	5,146	190,306
Wallenstam AB, B Shares	67,365	518,427
Wihlborgs Fastigheter AB	29,228	575,796
Switzerland 5.5%		35,726,707
AFG Arbonia-Forster Holding AG	14,986	151,243
Allreal Holding AG (I)	5,818	775,262
Alpiq Holding AG (I)	1,108	118,420
ALSO Holding AG (I)	779	50,894
APG SGA SA	610	244,819
Aryzta AG (I)	3,120	148,290
Ascom Holding AG	14,812	247,554
Autoneum Holding AG (I)	1,051	225,774
Bachem Holding AG	1,143	61,155
Baloise Holding AG	14,892	1,873,249
Bank Coop AG	2,535	103,542
Banque Cantonale de Geneve	390	105,564
Banque Cantonale Vaudoise	1,265	812,805
Barry Callebaut AG (I)	303	317,612
Belimo Holding AG	167	426,021
Bell AG	43	166,370
Bellevue Group AG	2,549	35,035
Berner Kantonalbank AG (L)	1,239	235,588
BKW AG	5,625	218,908
Bobst Group SA	3,755	170,516
Bossard Holding AG (I)	2,435	245,935
Bucher Industries AG	2,636	583,053
Burckhardt Compression Holding AG	1,043	325,599
Burkhalter Holding AG	1,640	168,257
Calida Holding AG (I)	2,283	65,789
Carlo Gavazzi Holding AG	85	17,846
Cembra Money Bank AG (I)	7,231	468,838
Charles Voegele Holding AG (I)	3,654	20,798
Cie Financiere Tradition SA	832	51,370
Clariant AG (I)	54,955	916,494
Coltene Holding AG	1,381	90,685
Conzzeta AG	465	292,142

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       71

	Shares	Value
Switzerland (continued)
Daetwyler Holding AG	3,003	$386,868
DKSH Holding AG (I)	3,271	207,319
dorma+kaba Holding AG (I)	1,201	718,486
Dufry AG (I)	7,762	809,871
Edmond de Rothschild Suisse SA	1	15,571
EFG International AG (I)	40,500	248,173
Emmi AG (I)	915	439,645
Energiedienst Holding AG (I)	1,013	23,343
Feintool International Holding AG (I)	567	42,798
Ferrexpo PLC	73,932	26,172
Flughafen Zuerich AG	1,675	1,328,799
Forbo Holding AG (I)	429	445,043
GAM Holding AG (I)	70,464	1,006,795
Gategroup Holding AG (I)	9,676	352,670
Georg Fischer AG	1,702	1,157,112
Gurit Holding AG (I)	209	104,413
Helvetia Holding AG	2,968	1,568,087
Highlight Communications AG (I)	4,309	25,113
HOCHDORF Holding AG (I)	248	43,510
Huber & Suhner AG	6,218	291,479
Implenia AG	6,554	355,078
Inficon Holding AG (I)	690	209,247
Interroll Holding AG (I)	297	227,659
Intershop Holding AG	633	276,008
Jungfraubahn Holding AG	635	62,041
Kardex AG (I)	2,916	196,250
Katanga Mining, Ltd. (I)	66,538	10,082
Komax Holding AG	1,638	351,904
Kudelski SA	16,761	241,505
Kuoni Reisen Holding AG (I)	1,558	567,574
LEM Holding SA	265	205,525
LifeWatch AG (I)	1,093	17,913
Logitech International SA (L)	3,899	59,772
Logitech International SA	56,127	866,430
Luzerner Kantonalbank AG	1,224	471,562
MCH Group AG	307	18,802
Metall Zug AG, B Shares	86	221,523
Meyer Burger Technology AG (I)(L)	28,251	144,330
Micronas Semiconductor Holding AG (I)	9,646	72,454
Mobilezone Holding AG	8,979	123,295
Mobimo Holding AG (I)	3,175	700,835
OC Oerlikon Corp. AG (I)	76,511	747,868
Orascom Development Holding AG (I)	4,937	42,438
Orell Fuessli Holding AG (I)	223	24,246
Orior AG (I)	2,149	129,566
Panalpina Welttransport Holding AG	4,484	404,924
Phoenix Mecano AG	294	132,443

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       72

	Shares	Value
Switzerland (continued)
Plazza AG (I)	376	$74,191
PSP Swiss Property AG (I)	12,328	1,049,689
Rieter Holding AG (I)	1,364	265,584
Romande Energie Holding SA	101	92,740
Schaffner Holding AG (I)	198	40,924
Schmolz & Bickenbach AG (I)	278,791	150,478
Schweiter Technologies AG	413	346,789
Siegfried Holding AG (I)	1,683	302,683
St. Galler Kantonalbank AG	733	285,393
STMicroelectronics NV	14,632	83,741
Straumann Holding AG	4,190	1,356,210
Sulzer AG	7,044	663,735
Swissquote Group Holding SA	4,002	98,144
Tamedia AG	972	163,951
Tecan Group AG	3,718	573,954
Temenos Group AG (I)	22,296	1,092,058
U-Blox AG (I)	2,550	500,354
Valiant Holding AG	7,185	726,442
Valora Holding AG (I)	1,465	304,781
Vaudoise Assurances Holding SA	407	203,205
Vetropack Holding AG	100	144,659
Von Roll Holding AG (I)	2,046	1,171
Vontobel Holding AG	10,560	459,515
VZ Holding AG	431	113,601
Walliser Kantonalbank	320	24,357
Walter Meier AG	876	30,799
Warteck Invest AG	7	12,302
Ypsomed Holding AG (I)	1,048	148,893
Zehnder Group AG	4,558	174,634
Zug Estates Holding AG, B Shares (I)	87	128,490
Zuger Kantonalbank AG	53	255,272
Thailand 0.0%		4,585
Mermaid Maritime PCL	62,000	4,585
United Arab Emirates 0.0%		138,276
Lamprell PLC (I)	101,843	138,276
United Kingdom 16.2%		105,439,993
4imprint Group PLC	3,295	52,967
A.G.BARR PLC	25,841	185,713
AA PLC	31,453	123,907
Acacia Mining PLC (I)	38,450	132,878
Acal PLC	1,923	6,651
Afren PLC (I)	310,484	7,714
Amec Foster Wheeler PLC	130,671	688,342
Anglo Pacific Group PLC	30,338	22,473
Anglo-Eastern Plantations PLC	3,323	22,289
Arrow Global Group PLC	20,048	61,619

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       73

	Shares	Value
United Kingdom (continued)
Ashmore Group PLC (L)	135,775	$435,157
AVEVA Group PLC	22,387	471,550
Avon Rubber PLC	3,710	39,278
Balfour Beatty PLC (I)	269,248	937,440
BBA Aviation PLC	396,053	1,063,862
Beazley PLC	200,034	996,257
Bellway PLC	48,942	1,741,339
Berendsen PLC	65,592	1,052,404
BGEO Group PLC	12,888	355,493
Bloomsbury Publishing PLC	18,160	39,594
Bodycote PLC	71,073	562,866
Booker Group PLC	559,448	1,288,435
Bovis Homes Group PLC	56,201	745,228
Braemar Shipping Services PLC	1,929	11,256
Brammer PLC	29,413	81,805
Brewin Dolphin Holdings PLC	107,758	387,683
British Polythene Industries PLC	10,683	102,497
Britvic PLC	90,392	868,523
BTG PLC (I)	47,190	407,603
Cable & Wireless Communications PLC	1,048,434	1,098,791
Cairn Energy PLC (I)	47,153	106,743
Capital & Counties Properties PLC	88,779	397,133
Carclo PLC	7,141	13,720
Card Factory PLC	2,531	11,764
Carillion PLC (L)	166,026	632,876
Carpetright PLC (I)	6,882	32,500
Carr's Milling Industries PLC	9,750	22,037
Castings PLC	6,764	42,822
Centaur Media PLC	19,732	15,913
Charles Stanley Group PLC	5,789	20,489
Charles Taylor PLC	7,487	24,686
Chemring Group PLC	107,511	186,683
Chesnara PLC	41,607	189,678
Cineworld Group PLC	79,209	578,184
Clarkson PLC	2,963	78,620
Close Brothers Group PLC	59,649	1,095,036
CLS Holdings PLC (I)	454	9,134
Cobham PLC	402,710	1,439,769
Communisis PLC	76,410	46,242
Computacenter PLC	27,395	313,268
Concentric AB	16,391	174,143
Connect Group PLC	104,149	218,402
Consort Medical PLC	15,090	211,533
Costain Group PLC	28,457	137,653
Countrywide PLC	25,996	128,422
Cranswick PLC	15,914	430,455
Crest Nicholson Holdings PLC	65,927	511,836

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       74

	Shares	Value
United Kingdom (continued)
Creston PLC	10,587	$15,097
Croda International PLC	27,951	1,149,866
Daily Mail & General Trust PLC	99,459	900,914
Dairy Crest Group PLC	65,915	535,646
Darty PLC	89,867	144,857
De La Rue PLC	44,074	257,118
Debenhams PLC	481,552	533,208
Dechra Pharmaceuticals PLC	37,242	590,504
Devro PLC	75,316	324,178
Dialight PLC	6,041	37,020
Dialog Semiconductor PLC (I)	30,116	988,290
Dignity PLC	19,677	684,374
Diploma PLC	43,135	426,027
Domino's Pizza Group PLC	62,951	913,288
Drax Group PLC (L)	129,743	418,448
DS Smith PLC	359,113	1,933,646
Dunelm Group PLC	27,180	375,682
e2v technologies PLC	13,271	39,557
Electrocomponents PLC	202,657	665,833
Elementis PLC	163,797	531,229
EnQuest PLC (I)	245,145	47,517
Enterprise Inns PLC (I)	227,376	275,078
Essentra PLC	90,810	1,049,169
esure Group PLC	18,734	64,339
Euromoney Institutional Investor PLC	13,807	174,369
Evraz PLC (I)	143,859	136,471
Fenner PLC	51,955	95,443
Fidessa Group PLC	13,108	415,503
Findel PLC (I)	18,987	50,859
Firstgroup PLC (I)	410,699	525,401
Flybe Group PLC (I)	27,391	25,552
Foxtons Group PLC (I)	41,276	90,518
Fuller Smith & Turner PLC, Class A	10,352	155,386
Future PLC (I)	44,714	6,210
Galliford Try PLC	37,373	760,726
Gem Diamonds, Ltd.	36,843	58,607
Genus PLC	25,611	507,797
Go-Ahead Group PLC	17,635	634,910
Greene King PLC	123,392	1,550,105
Greggs PLC	39,157	560,912
Halfords Group PLC	84,315	465,668
Halma PLC	138,294	1,700,823
Hays PLC	526,862	838,549
Headlam Group PLC	23,720	160,732
Helical Bar PLC	39,821	210,080
Henderson Group PLC	417,338	1,354,951
Henry Boot PLC	18,853	56,325

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       75

	Shares	Value
United Kingdom (continued)
Hill & Smith Holdings PLC	31,582	$340,167
Hilton Food Group, Ltd.	1,897	13,706
Hogg Robinson Group PLC	48,756	42,638
Home Retail Group PLC	311,743	762,803
HomeServe PLC	106,531	599,261
Howden Joinery Group PLC	245,429	1,674,570
Hunting PLC	62,758	305,768
Huntsworth PLC	40,056	21,156
ICAP PLC	196,976	1,185,904
IG Group Holdings PLC	132,851	1,400,493
Imagination Technologies Group PLC (I)(L)	110,021	262,246
IMI PLC	48,723	573,689
Inchcape PLC	147,802	1,510,629
Indivior PLC	92,898	216,817
Informa PLC	199,727	1,902,223
Intermediate Capital Group PLC	43,798	350,509
International Personal Finance PLC	25,827	95,923
Interserve PLC	51,750	312,701
IP Group PLC (I)	81,562	205,225
ITE Group PLC	78,986	144,975
Ithaca Energy, Inc. (I)	140,966	54,178
J.D. Wetherspoon PLC	32,531	325,613
James Fisher & Sons PLC	19,303	252,938
Jardine Lloyd Thompson Group PLC	45,442	503,639
JD Sports Fashion PLC	19,588	311,760
John Menzies PLC	21,308	135,635
John Wood Group PLC	120,926	1,045,481
Johnston Press PLC (I)	2,635	1,605
Jupiter Fund Management PLC	139,504	771,912
Just Retirement Group PLC	5,186	9,327
KAZ Minerals PLC (I)(L)	18,055	37,796
KCOM Group PLC	221,355	333,660
Keller Group PLC	28,433	327,712
Kier Group PLC	41,626	766,397
Ladbrokes PLC	361,017	686,386
Laird PLC	122,423	571,227
Lancashire Holdings, Ltd.	76,590	628,030
Laura Ashley Holdings PLC	68,094	22,654
Lavendon Group PLC	40,440	77,851
Lookers PLC	134,298	287,790
Low & Bonar PLC	29,009	24,186
LSL Property Services PLC	17,515	62,942
Man Group PLC	602,130	1,283,992
Management Consulting Group PLC	85,894	16,766
Marshalls PLC	69,400	283,481
Marston's PLC	261,221	574,503
McBride PLC (I)	54,793	133,796

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       76

	Shares	Value
United Kingdom (continued)
Mears Group PLC	39,299	$212,663
Meggitt PLC	78,145	452,069
Melrose Industries PLC	53,707	244,594
Michael Page International PLC	107,762	550,711
Micro Focus International PLC	50,141	1,024,719
Millennium & Copthorne Hotels PLC	55,453	321,534
Mitchells & Butlers PLC	77,347	300,630
Mitie Group PLC	146,824	568,341
Moneysupermarket.com Group PLC	159,510	747,516
Morgan Advanced Materials PLC	108,206	317,522
Morgan Sindall Group PLC	11,781	128,555
Mothercare PLC (I)	43,053	117,868
MWB Group Holdings PLC (I)	15,166	1,029
N. Brown Group PLC	60,233	278,618
National Express Group PLC	166,223	757,354
NCC Group PLC	36,700	149,337
Norcros PLC	9,355	22,664
Northgate PLC	57,127	320,730
Novae Group PLC	19,850	215,964
Ocado Group PLC (I)(L)	89,380	321,946
Onesavings Bank PLC	7,703	29,295
Ophir Energy PLC (I)	35,676	38,299
Oxford Instruments PLC	8,480	81,345
PayPoint PLC	18,393	192,116
Pendragon PLC	350,935	176,663
Pennon Group PLC	142,978	1,612,305
Petrofac, Ltd.	54,655	683,948
Petropavlovsk PLC (I)	33,706	3,214
Pets at Home Group PLC	7,050	25,997
Photo-Me International PLC	41,479	98,960
Polypipe Group PLC	17,602	76,270
Poundland Group PLC	31,855	79,470
Premier Farnell PLC	140,074	228,608
Premier Foods PLC (I)	317,811	133,446
Premier Oil PLC (I)	175,219	96,165
Punch Taverns PLC (I)	7,353	9,908
PZ Cussons PLC	84,138	302,913
QinetiQ Group PLC	233,371	752,664
R.E.A. Holdings PLC	2,867	9,992
Rank Group PLC	28,805	100,215
Rathbone Brothers PLC	4,711	146,714
Redrow PLC	102,557	617,067
Renishaw PLC	11,976	290,566
Renold PLC (I)	36,501	17,709
Rentokil Initial PLC	654,632	1,505,246
Rexam PLC	60,597	513,094
Ricardo PLC	19,176	234,991

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       77

	Shares	Value
United Kingdom (continued)
Rightmove PLC	35,285	$1,919,909
RM PLC	12,019	22,559
Robert Walters PLC	12,302	51,984
Rotork PLC	320,010	707,320
RPC Group PLC	110,748	1,134,349
RPS Group PLC	84,234	202,542
Saga PLC	14,734	38,864
Savills PLC	53,473	487,159
SDL PLC	15,813	95,732
Senior PLC	152,620	438,666
Sepura PLC	12,332	32,280
Serco Group PLC	32,302	41,802
Servelec Group PLC	2,191	9,671
Severfield Rowen PLC	89,306	65,410
Shanks Group PLC	173,976	188,749
SIG PLC	244,448	471,676
Skyepharma PLC (I)	17,452	94,104
Soco International PLC	68,528	156,568
Spectris PLC	45,010	1,124,425
Speedy Hire PLC	226,833	106,587
Spirax-Sarco Engineering PLC	24,363	1,061,778
Spirent Communications PLC	155,960	183,495
Sportech PLC (I)	2,345	1,724
SSP Group PLC	3,145	12,487
St. Ives PLC	37,604	127,356
St. Modwen Properties PLC	93,019	422,770
Stagecoach Group PLC	141,960	533,867
Stallergenes Greer PLC (I)	455	12,634
STERIS PLC	3,328	214,057
SThree PLC	33,079	142,054
Stobart Group, Ltd.	19,349	28,202
Stock Spirits Group PLC	8,701	18,010
Stolt-Nielsen, Ltd.	8,803	80,595
SuperGroup PLC	15,553	285,658
Synthomer PLC	112,521	469,452
TalkTalk Telecom Group PLC (L)	183,871	608,085
Tate & Lyle PLC	145,561	1,182,774
Ted Baker PLC	10,125	419,199
Telecom Plus PLC	22,044	259,735
The Restaurant Group PLC	71,820	539,647
The Unite Group PLC	91,934	779,029
The Vitec Group PLC	3,750	27,701
Thomas Cook Group PLC (I)	529,398	764,736
Topps Tiles PLC	61,631	119,868
Tribal Group PLC	3,692	2,035
Trifast PLC	22,400	36,648
Trinity Mirror PLC	125,512	273,762

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       78

	Shares	Value
United Kingdom (continued)
TT Electronics PLC	55,567	$123,552
Tullett Prebon PLC	93,582	451,089
U & I Group PLC	44,597	125,270
UBM PLC	152,541	1,246,446
UK Mail Group PLC	6,109	25,206
Ultra Electronics Holdings PLC	27,481	683,515
UTV Media PLC	31,027	74,277
Vectura Group PLC (I)	166,317	376,210
Vesuvius PLC	105,601	438,562
Victrex PLC	30,866	661,699
Volex PLC (I)	8,308	4,368
Vp PLC	664	6,137
W.S. Atkins PLC	35,446	628,201
WH Smith PLC	44,033	1,102,731
William Hill PLC	311,203	1,769,914
Wilmington PLC	8,311	29,846
Wincanton PLC (I)	48,179	110,041
Xaar PLC	30,304	198,350
Xchanging PLC	83,684	220,736
Zeal Network SE	2,167	87,510
Zoopla Property Group PLC (S)	5,104	16,278
United States 0.2%		1,564,156
Alacer Gold Corp. (I)	95,571	191,425
Argonaut Gold, Inc. (I)	57,099	69,211
BNK Petroleum, Inc. (I)	35,400	5,494
Diligent Corp. (I)	16,250	76,406
Nexteer Automotive Group, Ltd.	229,000	216,615
Ormat Technologies, Inc.	—	11
Performance Sports Group, Ltd. (I)	1,841	13,988
Sims Metal Management, Ltd. (L)	70,995	339,118
Tahoe Resources, Inc	68,498	633,341
Thompson Creek Metals Company, Inc. (I)	12,600	3,150
Thompson Creek Metals Company, Inc. (I)	61,272	15,397
Preferred securities 0.4%		$2,234,172
(Cost $2,234,519)
Germany 0.4%		2,234,172
Biotest AG	702	9,481
Draegerwerk AG & Company KGaA	2,987	199,389
Fuchs Petrolub SE	17,034	696,162
Jungheinrich AG	6,332	479,980
Sartorius AG	2,062	529,394
Sixt SE	6,478	235,651
STO SE & Company KGaA	276	31,331
Villeroy & Boch AG	3,602	52,784

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       79

			Shares	Value
Rights 0.0%				$3,772
(Cost $14,216)
Amper SA (I)(N)			11,487	125
Banco Popular Espanol SA (I)(N)			23,351	533
Fortune Oil PLC (Expiration Date: 03-09-2016) (I)(N)			276,527	1,924
Gilat Satellite Networks, Ltd. (I)(N)			789	336
Gilat Satellite Networks, Ltd. (I)(N)			69	39
Nautilus Minerals, Inc. (I)(N)			20,040	815
Sundance Resources, Ltd. (I)(N)			390,505	0
Warrants 0.0%				$1,088
(Cost $0)
International Standard Resources Holdings, Ltd. (I)(N)			180,000	1,088
	Yield (%)		Shares	Value
Securities lending collateral 4.9%				$32,120,065
(Cost $32,119,320)
John Hancock Collateral Trust (W)	0.4639(Y	)	3,210,305	32,120,065
Short-term investments 0.1%				$672,268
(Cost $672,268)
Money market funds 0.1%				672,268
BlackRock Cash Funds - Prime	0.4614(Y	)	672,268	672,268
Total investments (Cost $702,497,445)† 104.5%				$681,192,075
Other assets and liabilities, net (4.5%)				($29,238,558)
Total net assets 100.0%				$651,953,517

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-29-16. The value of securities on loan amounted to $36,246,381.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $705,629,470. Net unrealized depreciation aggregated to $24,437,395, of which $108,130,919 related to appreciated investment securities and $132,568,314 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       80

Fund's investments

Spectrum Income Fund

As of 2-29-16 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 23.1%				$206,629,336
(Cost $201,934,063)
U.S. Government 6.9%				62,166,667
U.S. Treasury
Bond	2.500	02-15-45	770,000	750,540
Bond	2.750	08-15-42	315,000	326,456
Bond	2.750	11-15-42	1,995,000	2,064,514
Bond	3.000	05-15-42	2,005,000	2,186,703
Bond	3.000	11-15-44	1,255,000	1,356,135
Bond	3.000	05-15-45	4,835,000	5,220,480
Bond	3.000	11-15-45	1,790,000	1,934,528
Bond	3.125	02-15-43	2,705,000	3,006,989
Bond	3.125	08-15-44	160,000	177,388
Bond	3.375	05-15-44	1,610,000	1,873,071
Bond	3.500	02-15-39	690,000	824,550
Bond	3.625	08-15-43	1,365,000	1,665,940
Bond	3.625	02-15-44	1,335,000	1,626,823
Bond	4.375	05-15-41	1,325,000	1,798,326
Bond	4.625	02-15-40	25,000	34,980
Bond	5.375	02-15-31	155,000	222,140
Bond	6.125	11-15-27	300,000	433,887
Bond	6.125	08-15-29	340,000	506,640
Note	0.500	07-31-17	155,000	154,413
Note	0.750	01-31-18	1,070,000	1,069,081
Note	0.875	11-15-17	1,120,000	1,121,356
Note	0.875	07-15-18	180,000	180,190
Note	1.000	12-15-17	50,000	50,178
Note	1.000	09-15-18	625,000	627,319
Note	1.250	01-31-20	185,000	185,911
Note	1.500	11-30-19	340,000	345,166
Note	1.625	11-30-20	485,000	494,340
Note	1.625	02-15-26	1,055,000	1,044,203
Note	1.750	05-15-23	365,000	370,546
Note	2.000	02-15-22	435,000	450,072
Note	2.000	02-15-25	1,060,000	1,084,844
Note	2.250	11-15-24	335,000	350,114
Note	2.375	08-15-24	40,000	42,238
Note	2.500	05-15-24	420,000	447,792
Note	2.625	08-15-20	570,000	604,890
Note	3.125	05-15-19	125,000	133,530
Note	3.125	05-15-21	465,000	507,322
Note	3.625	02-15-20	445,000	487,744
Note	3.750	11-15-18	135,000	145,463

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       1

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
STRIPS PO	1.358	05-15-21	540,000	$501,253
Treasury Inflation Protected Security	0.125	04-15-16	872,892	873,062
Treasury Inflation Protected Security	0.125	04-15-17	2,457,893	2,473,127
Treasury Inflation Protected Security	0.125	04-15-18	5,248,148	5,299,879
Treasury Inflation Protected Security	0.125	04-15-19	3,958,973	4,001,191
Treasury Inflation Protected Security	0.125	04-15-20	1,550,550	1,564,137
Treasury Inflation Protected Security	0.125	01-15-22	15,677	15,691
Treasury Inflation Protected Security	0.125	07-15-22	318,885	319,848
Treasury Inflation Protected Security	0.125	07-15-24	622,650	615,232
Treasury Inflation Protected Security	0.375	07-15-23	66,071	67,031
Treasury Inflation Protected Security	0.375	07-15-25	1,296,763	1,304,649
Treasury Inflation Protected Security	0.625	01-15-24	2,848,806	2,923,402
Treasury Inflation Protected Security	0.625	02-15-43	246,934	222,735
Treasury Inflation Protected Security	0.750	02-15-45	467,116	433,773
Treasury Inflation Protected Security	1.250	07-15-20	3,595,714	3,817,825
Treasury Inflation Protected Security	1.375	07-15-18	932,433	976,699
Treasury Inflation Protected Security	1.625	01-15-18	421,625	438,358
Treasury Inflation Protected Security	2.500	07-15-16	37,483	38,096
Treasury Inflation Protected Security	3.875	04-15-29	266,206	373,877
U.S. Government Agency 16.2%				144,462,669
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	05-01-28	548,599	564,864
15 Yr Pass Thru	4.000	01-01-25	40,386	42,995
15 Yr Pass Thru	4.000	05-01-26	103,166	109,992
15 Yr Pass Thru	4.500	11-01-18	11,247	11,623
15 Yr Pass Thru	4.500	01-01-19	8,678	8,968
15 Yr Pass Thru	4.500	05-01-19	10,512	10,862
15 Yr Pass Thru	5.000	10-01-18	11,092	11,517
15 Yr Pass Thru	5.000	11-01-18	13,599	14,119
15 Yr Pass Thru	5.000	12-01-23	99,864	108,114
15 Yr Pass Thru	5.000	07-01-25	18,097	18,811
15 Yr Pass Thru	5.500	03-01-18	4,877	5,046
15 Yr Pass Thru	5.500	11-01-18	7,908	8,258
15 Yr Pass Thru	5.500	01-01-21	65,238	69,915
15 Yr Pass Thru	5.500	11-01-21	9,180	9,599
15 Yr Pass Thru	6.000	04-01-17	619	632
15 Yr Pass Thru	6.000	05-01-17	1,228	1,257
15 Yr Pass Thru	6.000	07-01-17	483	496
15 Yr Pass Thru	6.000	07-01-21	5,169	5,598
15 Yr Pass Thru	6.000	08-01-21	6,599	7,160
15 Yr Pass Thru	6.000	10-01-21	20,953	22,727
15 Yr Pass Thru	6.000	11-01-21	3,191	3,481
15 Yr Pass Thru	6.000	08-01-22	1,514	1,646
15 Yr Pass Thru	6.500	05-01-17	730	750

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	6.500	06-01-17	653	$668
15 Yr Pass Thru	6.500	07-01-17	1,618	1,666
15 Yr Pass Thru	6.500	08-01-17	468	484
30 Yr Pass Thru (P)	2.274	06-01-38	24,928	26,164
30 Yr Pass Thru (P)	2.341	09-01-35	15,991	16,712
30 Yr Pass Thru (P)	2.420	05-01-37	19,608	20,683
30 Yr Pass Thru (P)	2.474	07-01-35	21,528	22,568
30 Yr Pass Thru (P)	2.475	07-01-35	13,309	13,986
30 Yr Pass Thru (P)	2.535	09-01-32	851	893
30 Yr Pass Thru (P)	2.595	03-01-36	9,556	10,053
30 Yr Pass Thru (P)	2.597	02-01-37	32,412	34,079
30 Yr Pass Thru (P)	2.598	01-01-36	1,121	1,178
30 Yr Pass Thru (P)	2.664	01-01-37	5,667	5,972
30 Yr Pass Thru (P)	2.675	02-01-37	18,568	19,605
30 Yr Pass Thru (P)	2.775	11-01-35	3,303	3,486
30 Yr Pass Thru (P)	2.992	02-01-37	30,725	32,646
30 Yr Pass Thru	3.000	12-01-42	136,666	140,985
30 Yr Pass Thru	3.000	01-01-43	1,022,545	1,048,787
30 Yr Pass Thru	3.000	06-01-43	762,276	781,601
30 Yr Pass Thru	3.500	09-01-42	690,400	724,111
30 Yr Pass Thru	3.500	11-01-42	242,231	254,059
30 Yr Pass Thru	3.500	01-01-44	169,136	177,394
30 Yr Pass Thru	4.000	10-01-40	15,089	16,148
30 Yr Pass Thru	4.000	11-01-40	82,577	88,372
30 Yr Pass Thru	4.000	12-01-40	248,062	265,953
30 Yr Pass Thru	4.000	02-01-41	204,482	218,861
30 Yr Pass Thru	4.000	04-01-41	183,980	196,890
30 Yr Pass Thru	4.000	12-01-41	165,007	176,587
30 Yr Pass Thru	4.500	12-01-39	536,249	583,632
30 Yr Pass Thru	4.500	05-01-40	16,100	17,522
30 Yr Pass Thru	4.500	03-01-41	5,216	5,673
30 Yr Pass Thru	4.500	04-01-41	281,274	305,951
30 Yr Pass Thru	5.000	11-01-33	14,278	16,029
30 Yr Pass Thru	5.000	12-01-35	70,477	78,431
30 Yr Pass Thru	5.000	04-01-40	126,705	140,311
30 Yr Pass Thru	5.500	10-01-38	198,631	223,351
30 Yr Pass Thru (P)	5.831	12-01-36	5,424	5,754
30 Yr Pass Thru	6.000	12-01-28	2,504	2,855
30 Yr Pass Thru	6.000	10-01-32	2,437	2,813
30 Yr Pass Thru	6.000	12-01-33	42,431	48,839
30 Yr Pass Thru	6.000	09-01-34	967	1,116
30 Yr Pass Thru	6.000	02-01-35	13,515	15,564
30 Yr Pass Thru	6.000	09-01-35	4,898	5,643
30 Yr Pass Thru (P)	6.024	10-01-36	25,910	27,362

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       3

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (P)	6.080	11-01-36		15,765	$16,731
30 Yr Pass Thru	6.500	12-01-23		40	45
30 Yr Pass Thru	6.500	02-01-24		935	1,056
30 Yr Pass Thru	6.500	04-01-24		65	73
30 Yr Pass Thru	6.500	05-01-24		2,133	2,398
30 Yr Pass Thru	6.500	04-01-31		6,000	7,017
30 Yr Pass Thru	6.500	11-01-33		12,412	14,666
30 Yr Pass Thru	7.000	02-01-24		1,018	1,157
30 Yr Pass Thru	7.000	12-01-24		113	129
30 Yr Pass Thru	7.000	04-01-32		76,755	90,875
30 Yr Pass Thru	7.000	05-01-32		3,984	4,757
30 Yr Pass Thru	7.000	06-01-32		1,375	1,642
30 Yr Pass Thru	7.500	05-01-24		813	935
30 Yr Pass Thru	7.500	06-01-24		201	233
Federal National Mortgage Association
15 Yr Pass Thru (C)	2.500		TBA	4,080,000	4,183,275
15 Yr Pass Thru	2.500	10-01-27		1,091,861	1,123,721
15 Yr Pass Thru	2.500	12-01-27		111,875	115,139
15 Yr Pass Thru	2.500	02-01-28		20,795	21,402
15 Yr Pass Thru	2.500	04-01-28		307,566	317,165
15 Yr Pass Thru	2.500	05-01-30		295,247	304,139
15 Yr Pass Thru (C)	3.000		TBA	1,410,000	1,470,389
15 Yr Pass Thru	3.000	01-01-27		183,030	191,162
15 Yr Pass Thru	3.000	05-01-27		36,322	37,936
15 Yr Pass Thru	3.000	11-01-27		164,151	171,470
15 Yr Pass Thru	3.000	11-01-28		51,498	53,971
15 Yr Pass Thru	3.000	11-01-29		91,130	95,407
15 Yr Pass Thru	3.000	02-01-30		104,414	109,314
15 Yr Pass Thru	3.000	03-01-30		111,888	117,139
15 Yr Pass Thru	3.000	09-01-30		327,638	342,554
15 Yr Pass Thru	3.000	10-01-30		440,397	461,203
15 Yr Pass Thru	3.500	01-01-26		8,144	8,620
15 Yr Pass Thru	3.500	01-01-26		103,815	109,877
15 Yr Pass Thru	3.500	03-01-26		118,824	125,763
15 Yr Pass Thru	3.500	12-01-26		31,354	33,205
15 Yr Pass Thru	3.500	02-01-27		8,755	9,272
15 Yr Pass Thru	4.000	03-01-25		208,731	223,547
15 Yr Pass Thru	4.000	05-01-25		24,039	25,598
15 Yr Pass Thru	4.000	07-01-25		10,119	10,776
15 Yr Pass Thru	4.000	01-01-26		107,522	114,667
15 Yr Pass Thru	4.000	10-01-26		53,027	56,551
15 Yr Pass Thru	4.000	12-01-26		198,526	211,717
15 Yr Pass Thru	4.000	02-01-27		158,829	169,382
15 Yr Pass Thru	4.500	05-01-19		19,928	20,658

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	4.500	11-01-19	99,756	$104,123
15 Yr Pass Thru	4.500	07-01-20	34,947	36,291
15 Yr Pass Thru	4.500	11-01-20	36,366	38,108
15 Yr Pass Thru	4.500	09-01-24	15,434	16,599
15 Yr Pass Thru	4.500	10-01-24	41,538	44,674
15 Yr Pass Thru	4.500	11-01-24	8,362	9,000
15 Yr Pass Thru	4.500	12-01-24	7,176	7,731
15 Yr Pass Thru	4.500	01-01-25	41,234	44,419
15 Yr Pass Thru	4.500	03-01-25	104,724	112,995
15 Yr Pass Thru	4.500	09-01-25	88,088	95,229
15 Yr Pass Thru	4.500	10-01-26	62,822	67,510
15 Yr Pass Thru	5.000	05-01-18	10,077	10,407
15 Yr Pass Thru	5.000	11-01-18	2,588	2,691
15 Yr Pass Thru	5.000	12-01-18	8,625	8,961
15 Yr Pass Thru	5.000	04-01-19	5,640	5,860
15 Yr Pass Thru	5.000	05-01-19	31,005	32,350
15 Yr Pass Thru	5.000	10-01-19	29,657	31,115
15 Yr Pass Thru	5.000	01-01-20	8,460	8,884
15 Yr Pass Thru	5.000	05-01-20	31,732	33,505
15 Yr Pass Thru	5.000	06-01-20	30,550	32,285
15 Yr Pass Thru	5.000	12-01-20	23,474	24,741
15 Yr Pass Thru	5.000	02-01-22	1,211	1,299
15 Yr Pass Thru	5.000	09-01-22	32,700	34,644
15 Yr Pass Thru	5.000	03-01-23	7,016	7,532
15 Yr Pass Thru	5.000	05-01-23	10,110	10,829
15 Yr Pass Thru	5.000	09-01-23	33,179	35,820
15 Yr Pass Thru	5.000	01-01-24	100,931	108,565
15 Yr Pass Thru	5.000	09-01-25	71,012	75,829
15 Yr Pass Thru	5.500	05-01-16	265	265
15 Yr Pass Thru	5.500	11-01-16	157	159
15 Yr Pass Thru	5.500	01-01-17	569	579
15 Yr Pass Thru	5.500	02-01-17	707	720
15 Yr Pass Thru	5.500	03-01-17	210	214
15 Yr Pass Thru	5.500	06-01-17	142	146
15 Yr Pass Thru	5.500	07-01-17	86	88
15 Yr Pass Thru	5.500	08-01-17	407	417
15 Yr Pass Thru	5.500	09-01-17	175	180
15 Yr Pass Thru	5.500	03-01-18	1,097	1,133
15 Yr Pass Thru	5.500	05-01-18	817	849
15 Yr Pass Thru	5.500	06-01-18	3,671	3,791
15 Yr Pass Thru	5.500	10-01-18	3,015	3,147
15 Yr Pass Thru	5.500	12-01-18	2,993	3,113
15 Yr Pass Thru	5.500	02-01-19	9,871	10,346
15 Yr Pass Thru	5.500	03-01-19	517	544

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       5

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	5.500	07-01-19		2,442	$2,576
15 Yr Pass Thru	5.500	08-01-19		5,028	5,300
15 Yr Pass Thru	5.500	09-01-19		1,338	1,411
15 Yr Pass Thru	5.500	10-01-19		2,054	2,176
15 Yr Pass Thru	5.500	06-01-20		7,723	8,191
15 Yr Pass Thru	5.500	07-01-20		8,406	8,907
15 Yr Pass Thru	5.500	05-01-21		17,583	18,955
15 Yr Pass Thru	5.500	01-01-22		966	1,041
15 Yr Pass Thru	5.500	05-01-22		3,000	3,260
15 Yr Pass Thru	5.500	06-01-22		7,884	8,552
15 Yr Pass Thru	5.500	10-01-22		2,254	2,479
15 Yr Pass Thru	5.500	05-01-23		4,868	5,312
15 Yr Pass Thru	5.500	01-01-25		47,099	50,776
15 Yr Pass Thru	6.000	03-01-21		29,935	32,142
15 Yr Pass Thru	6.000	10-01-21		59,891	65,064
15 Yr Pass Thru	6.000	11-01-21		3,298	3,594
15 Yr Pass Thru	6.000	01-01-22		4,516	4,917
15 Yr Pass Thru	6.000	09-01-22		12,700	13,903
15 Yr Pass Thru	6.000	02-01-23		50,834	55,390
15 Yr Pass Thru	6.000	03-01-23		4,504	4,907
15 Yr Pass Thru	6.500	06-01-17		494	508
30 Yr Pass Thru (P)	1.865	10-01-33		26,234	26,961
30 Yr Pass Thru (P)	2.084	07-01-27		265	270
30 Yr Pass Thru (P)	2.236	12-01-35		7,011	7,271
30 Yr Pass Thru (P)	2.274	07-01-35		18,899	19,731
30 Yr Pass Thru (P)	2.375	08-01-37		36,657	38,603
30 Yr Pass Thru (P)	2.394	09-01-35		72,838	76,350
30 Yr Pass Thru (P)	2.416	12-01-35		6,363	6,648
30 Yr Pass Thru (P)	2.448	08-01-36		65,763	69,162
30 Yr Pass Thru (P)	2.460	05-01-38		17,327	18,351
30 Yr Pass Thru	2.500	12-01-42		20,184	20,210
30 Yr Pass Thru	2.500	01-01-43		159,673	159,873
30 Yr Pass Thru	2.500	02-01-43		197,566	197,813
30 Yr Pass Thru	2.500	03-01-43		49,858	49,920
30 Yr Pass Thru (P)	2.645	12-01-35		2,892	3,046
30 Yr Pass Thru (P)	2.767	12-01-35		2,282	2,410
30 Yr Pass Thru (C)	3.000		TBA	3,555,000	3,645,263
30 Yr Pass Thru	3.000	10-01-42		889,831	919,587
30 Yr Pass Thru	3.000	11-01-42		41,710	43,079
30 Yr Pass Thru	3.000	01-01-43		1,033,244	1,061,658
30 Yr Pass Thru	3.000	02-01-43		1,285,117	1,327,284
30 Yr Pass Thru	3.000	05-01-43		224,708	231,659
30 Yr Pass Thru (C)	3.500		TBA	2,680,000	2,808,271
30 Yr Pass Thru	3.500	06-01-42		118,374	124,350

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       6

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	07-01-42		927,304	$974,114
30 Yr Pass Thru	3.500	08-01-42		128,246	134,720
30 Yr Pass Thru	3.500	10-01-42		233,372	245,226
30 Yr Pass Thru	3.500	12-01-42		453,121	475,994
30 Yr Pass Thru	3.500	01-01-43		621,198	652,693
30 Yr Pass Thru	3.500	08-01-43		530,869	557,833
30 Yr Pass Thru	3.500	01-01-44		228,770	240,318
30 Yr Pass Thru	3.500	11-01-44		251,105	265,115
30 Yr Pass Thru	3.500	04-01-45		396,072	416,932
30 Yr Pass Thru	3.500	05-01-45		166,292	174,817
30 Yr Pass Thru	3.500	01-01-46		333,936	351,607
30 Yr Pass Thru (C)	4.000		TBA	1,495,000	1,595,095
30 Yr Pass Thru	4.000	11-01-40		22,726	24,323
30 Yr Pass Thru	4.000	12-01-40		2,727	2,919
30 Yr Pass Thru	4.000	01-01-41		214,449	229,519
30 Yr Pass Thru	4.000	02-01-41		313,189	335,198
30 Yr Pass Thru	4.000	03-01-41		41,545	44,478
30 Yr Pass Thru	4.000	09-01-41		1,795	1,922
30 Yr Pass Thru	4.000	10-01-41		670,666	718,006
30 Yr Pass Thru	4.000	11-01-41		42,172	45,175
30 Yr Pass Thru	4.000	01-01-42		560,019	599,548
30 Yr Pass Thru	4.000	02-01-42		177,243	189,754
30 Yr Pass Thru	4.000	08-01-42		565,626	605,551
30 Yr Pass Thru	4.000	03-01-45		810,398	871,653
30 Yr Pass Thru	4.000	09-01-45		102,791	110,288
30 Yr Pass Thru	4.000	10-01-45		117,204	125,257
30 Yr Pass Thru	4.000	11-01-45		24,557	26,244
30 Yr Pass Thru	4.000	12-01-45		693,720	744,588
30 Yr Pass Thru	4.000	01-01-46		567,772	606,784
30 Yr Pass Thru	4.500	09-01-39		250,885	273,180
30 Yr Pass Thru	4.500	02-01-41		1,373,730	1,497,097
30 Yr Pass Thru	4.500	04-01-41		368,495	401,588
30 Yr Pass Thru	4.500	04-01-42		157,926	172,109
30 Yr Pass Thru	5.000	07-01-33		26,301	29,186
30 Yr Pass Thru	5.000	02-01-34		43,407	48,175
30 Yr Pass Thru	5.000	03-01-34		167,784	186,287
30 Yr Pass Thru	5.000	10-01-34		138,139	153,250
30 Yr Pass Thru	5.000	04-01-35		87,182	96,983
30 Yr Pass Thru	5.000	05-01-35		361,189	401,795
30 Yr Pass Thru	5.000	06-01-35		64,124	71,327
30 Yr Pass Thru	5.000	07-01-35		456,085	506,914
30 Yr Pass Thru	5.000	08-01-35		81,346	90,491
30 Yr Pass Thru	5.000	10-01-35		11,083	12,329
30 Yr Pass Thru	5.000	11-01-35		164,104	182,553

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	01-01-36	61,952	$68,917
30 Yr Pass Thru	5.000	03-01-36	121,096	134,710
30 Yr Pass Thru	5.000	07-01-37	74,063	82,182
30 Yr Pass Thru	5.000	12-01-39	84,408	93,687
30 Yr Pass Thru	5.000	06-01-40	285,234	317,674
30 Yr Pass Thru	5.000	06-01-40	140,593	156,047
30 Yr Pass Thru	5.500	04-01-35	8,094	9,176
30 Yr Pass Thru	5.500	11-01-35	169,541	192,203
30 Yr Pass Thru	5.500	12-01-35	105,765	119,702
30 Yr Pass Thru	5.500	01-01-36	197,219	223,732
30 Yr Pass Thru	5.500	04-01-36	58,336	66,134
30 Yr Pass Thru	5.500	06-01-36	140,852	159,112
30 Yr Pass Thru	5.500	10-01-36	86,959	98,529
30 Yr Pass Thru	5.500	08-01-37	174,195	197,478
30 Yr Pass Thru	5.500	02-01-38	148,875	168,774
30 Yr Pass Thru	5.500	06-01-38	39,491	44,572
30 Yr Pass Thru	5.500	12-01-38	237,591	268,755
30 Yr Pass Thru	5.500	11-01-39	28,638	32,127
30 Yr Pass Thru	5.500	12-01-39	13,970	15,672
30 Yr Pass Thru	5.500	03-01-40	24,919	28,250
30 Yr Pass Thru (P)	5.687	01-01-19	106	110
30 Yr Pass Thru	6.000	11-01-32	36,081	41,359
30 Yr Pass Thru	6.000	03-01-33	34,970	40,234
30 Yr Pass Thru	6.000	04-01-33	42,496	48,817
30 Yr Pass Thru	6.000	01-01-34	1,053	1,213
30 Yr Pass Thru	6.000	02-01-34	112,051	128,699
30 Yr Pass Thru	6.000	03-01-34	23,115	26,529
30 Yr Pass Thru	6.000	08-01-34	51,562	59,295
30 Yr Pass Thru	6.000	11-01-34	31,417	36,206
30 Yr Pass Thru	6.000	12-01-34	930	1,071
30 Yr Pass Thru	6.000	04-01-35	32,171	37,077
30 Yr Pass Thru	6.000	05-01-35	5,701	6,560
30 Yr Pass Thru	6.000	12-01-35	24,589	28,265
30 Yr Pass Thru	6.000	03-01-36	8,772	10,048
30 Yr Pass Thru	6.000	11-01-36	65,703	75,279
30 Yr Pass Thru	6.000	02-01-37	38,765	44,435
30 Yr Pass Thru	6.000	03-01-37	26,845	30,754
30 Yr Pass Thru	6.000	08-01-37	218,873	251,762
30 Yr Pass Thru	6.000	10-01-37	3,925	4,482
30 Yr Pass Thru	6.000	03-01-38	60,881	70,020
30 Yr Pass Thru	6.000	05-01-38	1,311	1,499
30 Yr Pass Thru	6.000	08-01-38	18,512	21,315
30 Yr Pass Thru	6.000	09-01-38	109,908	126,243
30 Yr Pass Thru	6.000	10-01-38	46,204	52,978

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000	07-01-39	96,352	$110,394
30 Yr Pass Thru	6.000	09-01-39	96,994	110,912
30 Yr Pass Thru	6.000	04-01-40	23,304	26,644
30 Yr Pass Thru	6.000	10-01-40	58,498	67,433
30 Yr Pass Thru (P)	6.062	09-01-36	4,873	5,129
30 Yr Pass Thru	6.500	07-01-32	123,905	145,542
30 Yr Pass Thru	6.500	09-01-32	1,016	1,192
30 Yr Pass Thru	6.500	12-01-32	8,781	10,321
30 Yr Pass Thru	6.500	10-01-35	151,330	178,471
30 Yr Pass Thru	6.500	03-01-36	130,919	154,156
30 Yr Pass Thru	6.500	05-01-36	3,097	3,587
30 Yr Pass Thru	6.500	07-01-36	40,201	46,778
30 Yr Pass Thru	6.500	04-01-38	2,079	2,459
30 Yr Pass Thru	6.500	08-01-38	38,767	45,450
30 Yr Pass Thru	6.500	05-01-40	22,640	26,348
30 Yr Pass Thru	7.000	12-01-29	551	655
30 Yr Pass Thru	7.000	02-01-30	83	97
30 Yr Pass Thru	7.000	04-01-37	10,045	11,841
30 Yr Pass Thru	7.125	01-15-30	365,000	560,528
Government National Mortgage Association
15 Yr Pass Thru	5.000	02-15-18	871	896
15 Yr Pass Thru	5.000	06-15-18	5,287	5,462
15 Yr Pass Thru	5.000	07-15-18	16,562	17,130
15 Yr Pass Thru	5.000	08-15-18	3,006	3,114
15 Yr Pass Thru	5.000	02-15-19	11,405	11,869
15 Yr Pass Thru	5.000	06-15-20	13,768	14,536
15 Yr Pass Thru	6.000	03-15-16	89	89
15 Yr Pass Thru	6.000	04-20-16	1	1
15 Yr Pass Thru	6.000	06-15-16	65	66
15 Yr Pass Thru	6.000	07-15-16	290	292
15 Yr Pass Thru	6.000	08-15-16	261	263
15 Yr Pass Thru	6.000	08-20-16	34	34
15 Yr Pass Thru	6.000	09-15-16	171	173
15 Yr Pass Thru	6.000	09-20-16	1,960	1,980
15 Yr Pass Thru	6.000	10-20-16	888	899
15 Yr Pass Thru	6.000	02-20-17	1,105	1,123
15 Yr Pass Thru	6.000	04-20-17	2,582	2,638
15 Yr Pass Thru	6.000	05-15-17	231	236
15 Yr Pass Thru	6.000	05-20-17	949	972
15 Yr Pass Thru	6.000	06-15-17	443	455
15 Yr Pass Thru	6.000	06-20-17	721	739
15 Yr Pass Thru	6.000	07-15-17	3,520	3,615
15 Yr Pass Thru	6.000	09-15-17	3,526	3,634
15 Yr Pass Thru	6.000	10-15-17	3,871	3,989

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       9

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	6.000	11-15-17		4,851	$5,013
15 Yr Pass Thru	6.000	12-15-17		2,929	3,033
15 Yr Pass Thru	6.000	01-15-18		4,902	5,085
15 Yr Pass Thru	6.000	02-15-18		20,470	21,229
15 Yr Pass Thru	6.000	08-20-18		1,129	1,182
15 Yr Pass Thru	6.000	07-20-19		2,289	2,427
15 Yr Pass Thru	6.000	08-20-19		2,081	2,197
15 Yr Pass Thru	6.000	10-20-19		1,104	1,172
15 Yr Pass Thru	6.000	10-20-20		15,892	17,024
15 Yr Pass Thru	6.500	08-15-16		187	189
15 Yr Pass Thru	6.500	09-15-16		89	90
30 Yr Pass Thru	2.500	01-20-45		438,979	441,482
30 Yr Pass Thru	2.500	12-15-42		72,755	73,102
30 Yr Pass Thru	2.500	01-20-43		1,307,500	1,316,591
30 Yr Pass Thru	2.500	02-15-43		142,711	143,391
30 Yr Pass Thru	2.500	02-20-43		763,040	768,345
30 Yr Pass Thru	2.500	05-20-43		57,067	57,464
30 Yr Pass Thru	2.500	06-20-43		89,726	90,350
30 Yr Pass Thru	2.500	07-20-43		25,036	25,210
30 Yr Pass Thru (C)	3.000		TBA	1,092,237	1,131,148
30 Yr Pass Thru	3.000	07-15-42		27,077	28,098
30 Yr Pass Thru	3.000	07-20-42		1,441,437	1,497,293
30 Yr Pass Thru	3.000	09-15-42		1,584,237	1,643,955
30 Yr Pass Thru	3.000	10-15-42		27,338	28,368
30 Yr Pass Thru	3.000	10-20-42		55,632	57,788
30 Yr Pass Thru	3.000	12-20-42		2,671,449	2,774,133
30 Yr Pass Thru	3.000	01-20-43		17,750	18,432
30 Yr Pass Thru	3.000	02-20-43		1,438,146	1,493,549
30 Yr Pass Thru	3.000	03-15-43		72,295	75,020
30 Yr Pass Thru	3.000	03-20-43		1,766,596	1,834,009
30 Yr Pass Thru	3.000	05-20-43		136,185	141,419
30 Yr Pass Thru	3.000	09-20-43		236,892	245,997
30 Yr Pass Thru	3.000	09-20-44		1,103,884	1,144,935
30 Yr Pass Thru (P)	3.000	10-20-44		12,043	12,401
30 Yr Pass Thru (P)	3.000	11-20-44		63,268	65,019
30 Yr Pass Thru	3.000	12-20-44		318,754	330,608
30 Yr Pass Thru	3.000	08-20-45		4,038,873	4,189,069
30 Yr Pass Thru	3.000	10-20-45		842,646	873,982
30 Yr Pass Thru	3.000	11-20-45		188,559	195,572
30 Yr Pass Thru (C)	3.500		TBA	3,235,000	3,408,605
30 Yr Pass Thru	3.500	09-15-41		1,113,023	1,176,674
30 Yr Pass Thru	3.500	01-15-42		850,026	898,371
30 Yr Pass Thru	3.500	05-20-42		1,330,526	1,403,963
30 Yr Pass Thru	3.500	07-15-42		59,171	62,518

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       10

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	08-20-42		557,863	$590,498
30 Yr Pass Thru	3.500	09-20-42		1,772,227	1,874,268
30 Yr Pass Thru	3.500	10-20-42		838,934	887,238
30 Yr Pass Thru	3.500	12-20-42		2,284,976	2,416,541
30 Yr Pass Thru	3.500	02-20-43		1,928,653	2,039,702
30 Yr Pass Thru	3.500	03-20-43		1,665,380	1,761,331
30 Yr Pass Thru	3.500	04-20-43		59,551	62,980
30 Yr Pass Thru	3.500	05-20-43		2,637,815	2,789,696
30 Yr Pass Thru	3.500	06-20-43		743,284	783,293
30 Yr Pass Thru	3.500	07-20-43		1,203,634	1,272,937
30 Yr Pass Thru	3.500	08-20-43		42,083	44,506
30 Yr Pass Thru	3.500	09-20-43		1,328,205	1,404,680
30 Yr Pass Thru	3.500	11-20-44		694,320	734,298
30 Yr Pass Thru	3.500	04-20-45		1,224,986	1,295,901
30 Yr Pass Thru	3.500	07-20-45		1,898,676	2,006,811
30 Yr Pass Thru	3.500	08-20-45		2,431,064	2,569,521
30 Yr Pass Thru	3.500	09-20-45		631,408	667,961
30 Yr Pass Thru (C)	4.000		TBA	5,255,000	5,612,228
30 Yr Pass Thru	4.000	08-20-39		9,498	10,192
30 Yr Pass Thru	4.000	08-20-40		56,151	60,255
30 Yr Pass Thru	4.000	09-15-40		73,398	78,763
30 Yr Pass Thru	4.000	09-20-40		153,863	165,108
30 Yr Pass Thru	4.000	10-20-40		637,528	683,326
30 Yr Pass Thru	4.000	11-20-40		200,721	215,636
30 Yr Pass Thru	4.000	12-20-40		252,020	270,124
30 Yr Pass Thru	4.000	01-20-41		105,451	113,049
30 Yr Pass Thru	4.000	02-15-41		25,268	27,344
30 Yr Pass Thru	4.000	03-15-41		36,392	39,381
30 Yr Pass Thru	4.000	05-20-41		755,543	810,740
30 Yr Pass Thru	4.000	07-15-41		853,880	913,962
30 Yr Pass Thru	4.000	10-15-41		268,048	286,908
30 Yr Pass Thru	4.000	10-20-41		640,823	685,837
30 Yr Pass Thru	4.000	05-20-42		834,210	896,719
30 Yr Pass Thru	4.000	07-20-42		1,472,344	1,574,847
30 Yr Pass Thru	4.000	09-20-42		28,360	30,334
30 Yr Pass Thru	4.000	11-20-42		130,973	140,092
30 Yr Pass Thru	4.000	04-20-43		217,700	232,856
30 Yr Pass Thru	4.000	07-20-43		120,309	128,685
30 Yr Pass Thru	4.000	08-20-43		106,792	114,810
30 Yr Pass Thru	4.000	02-20-44		1,150,644	1,230,031
30 Yr Pass Thru	4.000	05-15-44		846,825	914,877
30 Yr Pass Thru	4.000	10-20-44		49,702	53,426
30 Yr Pass Thru	4.000	09-20-45		388,572	408,339
30 Yr Pass Thru (C)	4.500		TBA	1,160,000	1,246,819

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	05-15-39	217,635	$239,152
30 Yr Pass Thru	4.500	06-15-39	495,648	540,682
30 Yr Pass Thru	4.500	08-15-39	189,696	206,376
30 Yr Pass Thru	4.500	10-20-39	223,877	243,563
30 Yr Pass Thru	4.500	11-20-39	36,675	39,900
30 Yr Pass Thru	4.500	12-20-39	682,491	742,502
30 Yr Pass Thru	4.500	02-20-40	167,658	182,400
30 Yr Pass Thru	4.500	03-20-40	126,560	137,689
30 Yr Pass Thru	4.500	05-20-40	890,721	969,042
30 Yr Pass Thru	4.500	06-15-40	3,690,097	4,051,686
30 Yr Pass Thru	4.500	07-15-40	292,881	318,668
30 Yr Pass Thru	4.500	07-20-40	16,896	18,382
30 Yr Pass Thru	4.500	09-20-40	1,202,926	1,308,699
30 Yr Pass Thru	4.500	10-20-40	198,269	215,703
30 Yr Pass Thru	4.500	11-20-40	1,666,178	1,810,081
30 Yr Pass Thru	4.500	02-20-41	389,489	423,128
30 Yr Pass Thru	4.500	03-20-41	39,099	42,476
30 Yr Pass Thru	4.500	09-20-41	145,267	157,115
30 Yr Pass Thru	5.000	06-20-33	13,165	14,646
30 Yr Pass Thru	5.000	08-15-33	11,520	12,829
30 Yr Pass Thru	5.000	08-20-33	25,378	28,235
30 Yr Pass Thru	5.000	09-15-33	117,540	130,123
30 Yr Pass Thru	5.000	11-15-33	20,673	23,044
30 Yr Pass Thru	5.000	02-15-34	27,530	30,689
30 Yr Pass Thru	5.000	04-15-34	11,112	12,400
30 Yr Pass Thru	5.000	10-15-34	3,327	3,710
30 Yr Pass Thru	5.000	12-20-34	10,555	11,772
30 Yr Pass Thru	5.000	11-15-35	39,206	43,530
30 Yr Pass Thru	5.000	12-20-35	127,816	142,795
30 Yr Pass Thru	5.000	01-20-36	35,120	39,239
30 Yr Pass Thru	5.000	05-20-36	7,538	8,426
30 Yr Pass Thru	5.000	04-20-38	57,325	63,503
30 Yr Pass Thru	5.000	09-15-39	56,092	62,731
30 Yr Pass Thru	5.000	10-20-39	927,874	1,037,116
30 Yr Pass Thru	5.000	11-15-39	399,325	448,460
30 Yr Pass Thru	5.000	02-20-40	13,021	14,554
30 Yr Pass Thru	5.000	05-20-40	996,145	1,113,425
30 Yr Pass Thru	5.000	06-15-40	222,654	248,868
30 Yr Pass Thru	5.000	06-20-40	242,100	270,604
30 Yr Pass Thru	5.000	08-20-40	117,131	130,922
30 Yr Pass Thru	5.000	09-15-40	206,873	231,229
30 Yr Pass Thru	5.000	09-20-40	141,993	158,710
30 Yr Pass Thru	5.000	03-20-41	647,507	722,729
30 Yr Pass Thru	5.000	04-20-41	218,155	243,498

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       12

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	08-20-42	186,261	$206,160
30 Yr Pass Thru	5.000	05-20-45	82,935	90,966
30 Yr Pass Thru	5.500	02-15-29	1,534	1,713
30 Yr Pass Thru	5.500	03-15-29	2,995	3,341
30 Yr Pass Thru	5.500	10-20-32	50,364	56,602
30 Yr Pass Thru	5.500	02-20-33	425,939	478,196
30 Yr Pass Thru	5.500	04-15-33	214,286	241,595
30 Yr Pass Thru	5.500	07-15-33	377,509	426,116
30 Yr Pass Thru	5.500	07-20-33	199,818	224,480
30 Yr Pass Thru	5.500	09-15-33	86,486	97,147
30 Yr Pass Thru	5.500	09-20-33	18,051	20,281
30 Yr Pass Thru	5.500	11-20-33	8,047	9,045
30 Yr Pass Thru	5.500	12-15-33	288,921	326,414
30 Yr Pass Thru	5.500	12-20-33	3,280	3,688
30 Yr Pass Thru	5.500	05-20-34	49,868	56,105
30 Yr Pass Thru	5.500	07-20-34	55,058	61,947
30 Yr Pass Thru	5.500	10-20-34	150,583	169,617
30 Yr Pass Thru	5.500	02-20-35	36,082	40,657
30 Yr Pass Thru	5.500	05-20-35	2,835	3,196
30 Yr Pass Thru	5.500	07-20-35	117,641	132,700
30 Yr Pass Thru	5.500	08-20-35	36,988	41,726
30 Yr Pass Thru	5.500	09-20-35	325,744	367,528
30 Yr Pass Thru	5.500	01-20-36	389,618	439,853
30 Yr Pass Thru	5.500	02-20-36	2,139	2,414
30 Yr Pass Thru	5.500	10-15-38	235,973	266,451
30 Yr Pass Thru	5.500	01-20-40	383,420	432,756
30 Yr Pass Thru	5.500	10-20-40	1,215	1,372
30 Yr Pass Thru	5.500	03-20-44	188,940	212,920
30 Yr Pass Thru	6.000	04-20-28	10,190	11,679
30 Yr Pass Thru	6.000	01-20-32	4,398	5,110
30 Yr Pass Thru	6.000	08-15-33	26,061	30,601
30 Yr Pass Thru	6.000	10-20-33	135,511	156,816
30 Yr Pass Thru	6.000	11-20-33	440,390	509,620
30 Yr Pass Thru	6.000	01-15-34	360,645	423,699
30 Yr Pass Thru	6.000	01-20-34	1,985	2,299
30 Yr Pass Thru	6.000	02-20-34	479,226	554,964
30 Yr Pass Thru	6.000	04-15-34	57,669	67,793
30 Yr Pass Thru	6.000	07-15-34	101,062	118,864
30 Yr Pass Thru	6.000	08-20-34	190,289	220,664
30 Yr Pass Thru	6.000	09-20-34	254,848	295,577
30 Yr Pass Thru	6.000	03-15-36	50,103	57,803
30 Yr Pass Thru	6.000	04-15-36	378,292	442,713
30 Yr Pass Thru	6.000	07-15-36	62,676	72,888
30 Yr Pass Thru	6.000	12-20-36	46,119	53,244

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000	11-15-37	3,242	$3,746
30 Yr Pass Thru	6.000	01-15-38	1,420	1,633
30 Yr Pass Thru	6.000	03-15-38	1,926	2,218
30 Yr Pass Thru	6.000	07-15-38	14,207	16,552
30 Yr Pass Thru	6.000	09-20-38	86,254	98,883
30 Yr Pass Thru	6.000	02-20-39	10,148	11,639
30 Yr Pass Thru	6.000	04-20-44	200,064	230,796
30 Yr Pass Thru	6.500	12-15-23	87,034	98,007
30 Yr Pass Thru	6.500	05-15-24	9,536	10,770
30 Yr Pass Thru	6.500	08-15-24	51,106	57,714
30 Yr Pass Thru	6.500	10-15-24	76,389	86,349
30 Yr Pass Thru	6.500	03-15-26	322	372
30 Yr Pass Thru	6.500	03-20-26	2,788	3,212
30 Yr Pass Thru	6.500	04-15-26	399	447
30 Yr Pass Thru	6.500	05-15-26	1,719	1,989
30 Yr Pass Thru	6.500	01-15-27	543	627
30 Yr Pass Thru	6.500	08-15-27	368	430
30 Yr Pass Thru	6.500	11-15-27	61,403	70,740
30 Yr Pass Thru	6.500	01-15-28	1,790	2,089
30 Yr Pass Thru	6.500	04-15-28	529	619
30 Yr Pass Thru	6.500	05-15-28	2,529	2,972
30 Yr Pass Thru	6.500	06-15-28	52,539	61,529
30 Yr Pass Thru	6.500	08-15-28	2,661	3,080
30 Yr Pass Thru	6.500	08-20-28	61,415	72,007
30 Yr Pass Thru	6.500	09-15-28	2,093	2,466
30 Yr Pass Thru	6.500	10-15-28	2,051	2,422
30 Yr Pass Thru	6.500	10-20-28	5,018	5,890
30 Yr Pass Thru	6.500	11-20-28	38,420	45,070
30 Yr Pass Thru	6.500	02-15-29	2,872	3,376
30 Yr Pass Thru	6.500	02-20-29	31,578	37,105
30 Yr Pass Thru	6.500	03-15-29	1,234	1,455
30 Yr Pass Thru	6.500	04-15-29	245	277
30 Yr Pass Thru	6.500	04-20-29	279	328
30 Yr Pass Thru	6.500	06-15-29	149	155
30 Yr Pass Thru	6.500	07-15-29	1,478	1,739
30 Yr Pass Thru	6.500	03-15-31	71,913	84,811
30 Yr Pass Thru	6.500	05-15-31	237	280
30 Yr Pass Thru	6.500	06-15-31	2,919	3,439
30 Yr Pass Thru	6.500	08-15-31	1,134	1,340
30 Yr Pass Thru	6.500	08-20-31	196,236	231,614
30 Yr Pass Thru	6.500	09-15-31	481	570
30 Yr Pass Thru	6.500	10-20-31	34,105	40,282
30 Yr Pass Thru	6.500	08-15-32	2,564	3,036
30 Yr Pass Thru	6.500	09-20-32	193,309	227,818

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       14

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500	02-15-33	28,172	$33,361
30 Yr Pass Thru	6.500	03-15-33	5,371	6,368
30 Yr Pass Thru	6.500	12-20-33	2,919	3,420
30 Yr Pass Thru	6.500	05-15-40	16,868	19,867
30 Yr Pass Thru	7.000	04-15-17	308	316
30 Yr Pass Thru	7.000	05-15-17	404	416
30 Yr Pass Thru	7.000	12-20-23	401	457
30 Yr Pass Thru	7.000	01-15-24	3,431	3,907
30 Yr Pass Thru	7.000	04-15-24	1,213	1,399
30 Yr Pass Thru	7.000	05-15-24	405	469
30 Yr Pass Thru	7.000	06-15-24	371	420
30 Yr Pass Thru	7.000	07-15-24	877	1,013
30 Yr Pass Thru	7.000	08-15-24	1,369	1,529
30 Yr Pass Thru	7.000	01-15-26	16,659	19,456
30 Yr Pass Thru	7.000	02-15-26	1,031	1,211
30 Yr Pass Thru	7.000	04-15-26	137	157
30 Yr Pass Thru	7.000	05-15-26	418	489
30 Yr Pass Thru	7.000	10-15-26	304	355
30 Yr Pass Thru	7.000	03-15-27	1,208	1,385
30 Yr Pass Thru	7.000	08-15-27	689	821
30 Yr Pass Thru	7.000	10-15-27	509	597
30 Yr Pass Thru	7.000	11-15-27	719	853
30 Yr Pass Thru	7.000	11-20-27	39,780	47,131
30 Yr Pass Thru	7.000	12-20-27	29,732	35,225
30 Yr Pass Thru	7.000	01-15-28	5,840	6,949
30 Yr Pass Thru	7.000	01-20-28	683	809
30 Yr Pass Thru	7.000	04-15-28	10,856	12,967
30 Yr Pass Thru	7.000	05-15-28	1,446	1,724
30 Yr Pass Thru	7.000	05-20-28	1,286	1,525
30 Yr Pass Thru	7.000	06-15-28	3,310	3,939
30 Yr Pass Thru	7.000	07-15-28	25,868	30,682
30 Yr Pass Thru	7.000	08-15-28	822	987
30 Yr Pass Thru	7.000	09-15-28	170	201
30 Yr Pass Thru	7.000	10-15-28	3,878	4,630
30 Yr Pass Thru	7.000	11-15-28	1,835	2,188
30 Yr Pass Thru	7.000	11-20-28	1,330	1,589
30 Yr Pass Thru	7.000	01-15-29	1,006	1,208
30 Yr Pass Thru	7.000	03-15-29	718	858
30 Yr Pass Thru	7.000	04-15-29	1,320	1,568
30 Yr Pass Thru	7.000	05-15-29	234	280
30 Yr Pass Thru	7.000	06-20-29	724	866
30 Yr Pass Thru	7.000	07-15-29	1,370	1,623
30 Yr Pass Thru	7.000	08-15-29	29,289	34,951
30 Yr Pass Thru	7.000	08-20-29	4,772	5,693

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       15

Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	09-20-29	36,878	$44,043
30 Yr Pass Thru	7.000	10-20-29	1,093	1,302
30 Yr Pass Thru	7.000	08-20-30	1,108	1,328
30 Yr Pass Thru	7.000	10-20-30	4,323	5,183
30 Yr Pass Thru	7.000	02-20-31	753	901
30 Yr Pass Thru	7.000	04-15-31	1,075	1,292
30 Yr Pass Thru	7.000	04-20-31	1,699	2,025
30 Yr Pass Thru	7.000	05-20-31	1,200	1,430
30 Yr Pass Thru	7.000	06-15-31	18,978	22,687
30 Yr Pass Thru	7.000	07-15-31	95,734	114,792
30 Yr Pass Thru	7.000	07-20-31	1,045	1,245
30 Yr Pass Thru	7.000	08-15-31	1,611	1,937
30 Yr Pass Thru	7.000	09-15-31	3,723	4,462
30 Yr Pass Thru	7.000	11-15-31	1,146	1,343
30 Yr Pass Thru	7.000	12-15-31	1,819	2,175
30 Yr Pass Thru	7.000	02-15-32	496	595
30 Yr Pass Thru	7.000	05-15-32	897	1,079
30 Yr Pass Thru	7.000	07-15-32	331	397
30 Yr Pass Thru	7.000	08-15-32	1,171	1,394
30 Yr Pass Thru	7.000	12-20-32	50,004	58,271
30 Yr Pass Thru	7.000	01-20-34	1,509	1,800
30 Yr Pass Thru	7.000	12-15-34	50,404	60,462
30 Yr Pass Thru	9.250	02-15-17	55	57
30 Yr Pass Thru	9.250	11-15-19	533	594
30 Yr Pass Thru	9.250	12-15-19	382	428
30 Yr Pass Thru	9.750	07-15-17	71	74
30 Yr Pass Thru	9.750	02-15-21	1,191	1,372
30 Yr Pass Thru	10.250	11-15-20	1,184	1,368
Foreign government obligations 14.5%	$129,909,976
(Cost $135,917,519)
Albania 0.1%	901,706
Republic of Albania	5.750	11-12-20	EUR	795,000	901,706
Angola 0.0%	171,449
Republic of Angola	9.500	11-12-25	200,000	171,449
Argentina 0.7%	5,858,417
Republic of Argentina (H)	2.260	12-31-38	EUR	170,000	110,633
Republic of Argentina (H)	2.500	12-31-38	325,000	213,688
Republic of Argentina	7.000	04-17-17	2,648,000	2,739,356
Republic of Argentina (H)	7.820	12-31-33	EUR	172,013	207,013
Republic of Argentina (H)	8.280	12-31-33	616,897	724,545
Republic of Argentina (H)	8.750	06-02-17	520,000	604,500
Republic of Argentina	8.750	05-07-24	830,414	896,432

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       16

	Rate (%)		Maturity date	Par value^		Value
Argentina (continued)
Republic of Argentina, GDP-Linked Note (I)	4.463	*	12-15-35		3,150,000	$362,250
Australia 0.2%						1,452,207
New South Wales Treasury Corp.	4.000		04-20-23	AUD	1,475,000	1,164,055
New South Wales Treasury Corp.	4.000		05-20-26	AUD	360,000	288,152
Austria 0.1%						685,701
Republic of Austria (S)	3.150		06-20-44	EUR	98,000	156,073
Republic of Austria (S)	4.850		03-15-26	EUR	339,000	529,628
Belgium 0.1%						611,150
Kingdom of Belgium	4.000		03-28-22	EUR	349,000	475,916
Kingdom of Belgium (S)	5.000		03-28-35	EUR	75,000	135,234
Bermuda 0.1%						700,200
Government of Bermuda (S)	4.138		01-03-23		200,000	195,000
Government of Bermuda (S)	4.854		02-06-24		280,000	287,000
Government of Bermuda (S)	5.603		07-20-20		200,000	218,200
Brazil 0.6%						5,253,540
Federative Republic of Brazil	4.250		01-07-25		1,910,000	1,631,140
Federative Republic of Brazil	5.000		01-27-45		275,000	193,875
Federative Republic of Brazil	5.625		01-07-41		1,340,000	1,038,500
Federative Republic of Brazil	6.000		05-15-45	BRL	234,000	142,149
Federative Republic of Brazil	8.250		01-20-34		90,000	92,700
Federative Republic of Brazil	10.000		01-01-17	BRL	153,000	37,520
Federative Republic of Brazil	10.000		01-01-18	BRL	1,649,000	389,448
Federative Republic of Brazil	10.000		01-01-21	BRL	5,901,000	1,239,825
Federative Republic of Brazil	10.000		01-01-23	BRL	548,000	108,053
Federative Republic of Brazil	10.000		01-01-25	BRL	2,030,000	380,330
Canada 0.4%						3,697,378
Government of Canada	2.750		06-01-22	CAD	193,000	159,069
Government of Canada	3.500		12-01-45	CAD	130,000	129,027
Province of British Columbia	3.700		12-18-20	CAD	976,000	801,618
Province of Manitoba	1.300		04-03-17		380,000	381,382
Province of Manitoba	2.450		06-02-25	CAD	320,000	237,342
Province of Manitoba	3.050		05-14-24		60,000	63,623
Province of Ontario	1.200		02-14-18		125,000	124,581
Province of Ontario	2.500		09-10-21		560,000	574,955
Province of Ontario	2.600		06-02-25	CAD	175,000	132,695
Province of Ontario	2.850		06-02-23	CAD	520,000	407,403
Province of Ontario	3.500		06-02-43	CAD	99,000	77,261
Province of Quebec	3.500		12-01-22	CAD	315,000	256,952
Province of Quebec	5.000		12-01-38	CAD	370,000	351,470

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       17

	Rate (%)	Maturity date	Par value^		Value
Chile 0.0%					$253,772
Republic of Chile	4.500	04-01-20	CLP	105,000,000	155,886
Republic of Chile	6.000	03-01-23	CLP	60,000,000	97,886
China 0.2%					1,507,906
Republic of China	1.940	08-18-18	CNY	7,000,000	998,779
Republic of China	2.480	12-01-20	CNY	500,000	71,324
Republic of China	3.000	11-21-19	CNY	500,000	73,300
Republic of China	3.100	06-29-22	CNY	1,500,000	215,052
Republic of China	3.800	05-22-21	CNY	1,000,000	149,451
Colombia 0.3%					2,444,083
Republic of Colombia	3.500	03-10-21	COP	477,233,579	142,478
Republic of Colombia	5.000	06-15-45		850,000	711,875
Republic of Colombia	5.625	02-26-44		200,000	180,500
Republic of Colombia	6.000	04-28-28	COP	272,700,000	63,901
Republic of Colombia	6.125	01-18-41		425,000	404,813
Republic of Colombia	7.000	05-04-22	COP	351,000,000	98,648
Republic of Colombia	7.500	08-26-26	COP	1,625,600,000	446,733
Republic of Colombia	10.000	07-24-24	COP	1,214,600,000	395,135
Croatia 0.2%					1,825,598
Republic of Croatia	3.000	03-11-25	EUR	200,000	202,308
Republic of Croatia	3.875	05-30-22	EUR	100,000	110,823
Republic of Croatia	5.875	07-09-18	EUR	410,000	488,285
Republic of Croatia	6.000	01-26-24		600,000	643,714
Republic of Croatia	6.625	07-14-20		150,000	162,925
Republic of Croatia	6.750	11-05-19		200,000	217,543
Cyprus 0.0%					433,025
Republic of Cyprus	3.875	05-06-22	EUR	289,000	318,319
Republic of Cyprus	4.250	11-04-25	EUR	105,000	114,706
Czech Republic 0.1%					1,047,937
Czech Republic	3.625	04-14-21	EUR	356,000	456,089
Czech Republic	3.875	05-24-22	EUR	445,000	591,848
Denmark 0.0%					126,752
Kingdom of Denmark	1.750	11-15-25	DKK	466,000	76,256
Kingdom of Denmark	3.000	11-15-21	DKK	40,000	6,864
Kingdom of Denmark	4.500	11-15-39	DKK	171,000	43,632
Dominican Republic 0.1%					1,127,001
Government of Dominican Republic	5.500	01-27-25		300,000	288,750
Government of Dominican Republic (S)	5.500	01-27-25		255,000	245,438
Government of Dominican Republic	6.850	01-27-45		415,000	386,988
Government of Dominican Republic (S)	6.850	01-27-45		110,000	102,575
Government of Dominican Republic (S)	6.875	01-29-26		100,000	103,250

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       18

	Rate (%)	Maturity date	Par value^		Value
El Salvador 0.0%					$389,850
Republic of El Salvador (S)	6.375	01-18-27		460,000	389,850
France 0.3%					2,326,270
Government of France	1.000	11-25-18	EUR	102,000	115,191
Government of France	1.750	11-25-24	EUR	171,000	209,696
Government of France	3.750	04-25-21	EUR	645,000	845,293
Government of France	4.000	10-25-38	EUR	695,000	1,156,090
Gabon 0.0%					364,195
Republic of Gabon	6.375	12-12-24		450,000	364,195
Germany 0.2%					1,726,166
Federal Republic of Germany	0.500	02-15-25	EUR	730,000	830,215
Federal Republic of Germany	2.500	07-04-44	EUR	575,000	895,951
Greece 0.1%					464,268
Republic of Greece (S)	3.375	07-17-17	EUR	440,000	429,544
Republic of Greece (S)	4.750	04-17-19	EUR	40,000	34,724
Grenada 0.0%					49,998
Government of Grenada	5.310	05-12-30		90,700	49,998
Hungary 0.2%					2,029,133
Republic of Hungary	5.500	06-24-25	HUF	25,130,000	105,652
Republic of Hungary	6.000	11-24-23	HUF	42,760,000	183,287
Republic of Hungary	6.250	01-29-20		70,000	77,883
Republic of Hungary	6.375	03-29-21		550,000	624,023
Republic of Hungary	6.500	06-24-19	HUF	127,030,000	511,814
Republic of Hungary	7.000	06-24-22	HUF	119,490,000	526,474
Iceland 0.0%					367,571
Republic of Iceland	2.500	07-15-20	EUR	100,000	114,747
Republic of Iceland (S)	4.875	06-16-16		137,000	138,371
Republic of Iceland	5.875	05-11-22		100,000	114,453
India 0.1%					696,182
Export-Import Bank of India	8.150	03-05-25	INR	7,000,000	99,900
Republic of India	7.800	04-11-21	INR	20,000,000	290,802
Republic of India	8.400	07-28-24	INR	20,710,000	305,480
Indonesia 0.8%					6,725,149
Perusahaan Penerbit SBSN Indonesia III (S)	4.325	05-28-25		200,000	195,260
Perusahaan Penerbit SBSN Indonesia III	4.350	09-10-24		550,000	541,750
Republic of Indonesia (S)	2.875	07-08-21	EUR	130,000	141,725
Republic of Indonesia	3.375	04-15-23		950,000	914,704
Republic of Indonesia (S)	3.375	07-30-25	EUR	235,000	242,387
Republic of Indonesia (S)	3.750	04-25-22		1,075,000	1,066,620
Republic of Indonesia	4.625	04-15-43		420,000	374,307

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       19

	Rate (%)	Maturity date	Par value^		Value
Indonesia (continued)
Republic of Indonesia	4.875	05-05-21		300,000	$319,058
Republic of Indonesia (S)	4.875	05-05-21		220,000	233,976
Republic of Indonesia	5.250	01-17-42		300,000	286,340
Republic of Indonesia	5.625	05-15-23	IDR	6,350,000,000	405,822
Republic of Indonesia	6.125	05-15-28	IDR	4,450,000,000	269,019
Republic of Indonesia	7.000	05-15-22	IDR	6,309,000,000	441,078
Republic of Indonesia	7.875	04-15-19	IDR	2,435,000,000	181,876
Republic of Indonesia	8.250	07-15-21	IDR	2,000,000,000	151,446
Republic of Indonesia	8.250	06-15-32	IDR	3,945,000,000	282,481
Republic of Indonesia	9.500	05-15-41	IDR	3,402,000,000	267,743
Republic of Indonesia	10.000	09-15-24	IDR	5,040,000,000	409,557
Ireland 0.2%					1,432,856
Republic of Ireland	4.500	10-18-18	EUR	66,000	80,696
Republic of Ireland	4.500	04-18-20	EUR	316,000	407,831
Republic of Ireland	5.400	03-13-25	EUR	620,000	944,329
Israel 0.1%					491,328
Government of Israel	4.250	03-31-23	ILS	632,000	199,838
Government of Israel	4.625	03-18-20	EUR	230,000	291,490
Italy 1.3%					11,402,150
Republic of Italy	0.700	05-01-20	EUR	2,820,000	3,119,537
Republic of Italy	1.150	05-15-17	EUR	785,000	866,158
Republic of Italy	1.700	09-15-18	EUR	404,252	458,712
Republic of Italy	2.000	12-01-25	EUR	1,505,000	1,727,910
Republic of Italy (S)	3.250	09-01-46	EUR	375,000	474,823
Republic of Italy	3.500	12-01-18	EUR	746,000	888,840
Republic of Italy	4.250	09-01-19	EUR	376,000	467,304
Republic of Italy	4.250	03-01-20	EUR	320,000	403,313
Republic of Italy	4.500	08-01-18	EUR	879,000	1,060,068
Republic of Italy	4.500	02-01-20	EUR	314,000	398,743
Republic of Italy	4.750	09-01-21	EUR	870,000	1,159,851
Republic of Italy (S)	4.750	09-01-44	EUR	100,000	159,856
Republic of Italy	5.500	09-01-22	EUR	154,000	217,035
Ivory Coast 0.1%					806,575
Republic of Ivory Coast	5.375	07-23-24		330,000	290,700
Republic of Ivory Coast	5.750	12-31-32		585,000	515,875
Jamaica 0.2%					1,627,150
Government of Jamaica	6.750	04-28-28		315,000	318,938
Government of Jamaica	7.625	07-09-25		640,000	699,200
Government of Jamaica	7.875	07-28-45		200,000	197,500
Government of Jamaica	8.000	06-24-19		220,000	236,976
Government of Jamaica	8.500	11-16-21		57,143	60,742

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       20

	Rate (%)	Maturity date	Par value^		Value
Jamaica (continued)
Government of Jamaica	10.625	06-20-17		105,000	$113,794
Japan 1.6%					14,165,821
Government of Japan	0.400	03-20-25	JPY	143,650,000	1,333,017
Government of Japan	1.200	12-20-34	JPY	260,350,000	2,600,646
Government of Japan	1.400	09-20-34	JPY	226,400,000	2,337,700
Government of Japan	1.400	03-20-55	JPY	29,300,000	290,698
Government of Japan	1.500	06-20-34	JPY	21,650,000	227,364
Government of Japan	1.700	06-20-32	JPY	25,650,000	278,058
Government of Japan	1.700	09-20-44	JPY	236,400,000	2,532,628
Government of Japan	2.200	09-20-39	JPY	32,850,000	382,935
Government of Japan, CPI Linked Bond	0.100	09-10-23	JPY	109,084,800	995,506
Government of Japan, CPI Linked Bond	0.100	03-10-24	JPY	193,076,000	1,762,008
Government of Japan, CPI Linked Bond	0.100	09-10-24	JPY	61,438,500	565,318
Government of Japan, CPI Linked Bond	0.100	03-10-25	JPY	93,593,500	859,943
Kenya 0.0%					183,759
Republic of Kenya	6.875	06-24-24		200,000	183,759
Malaysia 0.3%					2,724,435
Government of Malaysia	3.418	08-15-22	MYR	2,019,000	469,808
Government of Malaysia	3.659	10-15-20	MYR	700,000	167,397
Government of Malaysia	3.795	09-30-22	MYR	3,980,000	945,540
Government of Malaysia	4.160	07-15-21	MYR	1,840,000	448,509
Government of Malaysia	4.232	06-30-31	MYR	767,000	179,856
Government of Malaysia	4.240	02-07-18	MYR	1,213,000	293,996
Government of Malaysia	4.392	04-15-26	MYR	520,000	126,336
Government of Malaysia	4.498	04-15-30	MYR	210,000	51,297
Government of Malaysia	4.935	09-30-43	MYR	170,000	41,696
Mexico 1.1%					9,986,838
Government of Mexico	2.500	12-10-20	MXN	2,847,433	155,643
Government of Mexico	3.600	01-30-25		200,000	199,000
Government of Mexico	3.625	03-15-22		114,000	116,508
Government of Mexico	3.625	04-09-29	EUR	100,000	115,125
Government of Mexico	4.000	10-02-23		270,000	277,695
Government of Mexico	4.125	01-21-26		200,000	205,700
Government of Mexico	4.500	12-04-25	MXN	2,798,521	171,847
Government of Mexico	4.600	01-23-46		645,000	591,788
Government of Mexico	4.750	03-08-44		770,000	723,800
Government of Mexico	5.000	12-11-19	MXN	3,573,000	195,007
Government of Mexico	5.750	10-12-10		100,000	95,000
Government of Mexico	6.050	01-11-40		124,000	137,950
Government of Mexico	6.500	06-10-21	MXN	9,355,000	537,876
Government of Mexico	6.500	06-09-22	MXN	2,649,000	151,864
Government of Mexico	7.500	06-03-27	MXN	7,522,000	457,505

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       21

	Rate (%)	Maturity date	Par value^		Value
Mexico (continued)
Government of Mexico	7.750	12-14-17	MXN	7,110,000	$415,626
Government of Mexico	7.750	11-13-42	MXN	37,568,000	2,297,382
Government of Mexico	8.000	06-11-20	MXN	3,515,000	213,243
Government of Mexico	8.000	12-07-23	MXN	1,510,000	94,164
Government of Mexico	8.500	12-13-18	MXN	2,123,000	127,972
Government of Mexico	8.500	11-18-38	MXN	10,160,000	667,794
Government of Mexico	10.000	12-05-24	MXN	28,450,000	2,002,346
Government of Mexico	10.000	11-20-36	MXN	480,000	36,003
Mongolia 0.0%					169,500
Government of Mongolia (S)	4.125	01-05-18		200,000	169,500
Morocco 0.1%					826,080
Kingdom of Morocco (S)	4.250	12-11-22		400,000	411,000
Kingdom of Morocco	4.500	10-05-20	EUR	350,000	415,080
Netherlands 0.1%					824,424
Kingdom of Netherlands	5.500	01-15-28	EUR	478,000	824,424
Norway 0.0%					250,463
Government of Norway (S)	3.000	03-14-24	NOK	714,000	93,879
Government of Norway (S)	4.250	05-19-17	NOK	1,304,000	156,584
Pakistan 0.1%					641,247
Islamic Republic of Pakistan (S)	6.750	12-03-19		350,000	354,311
Islamic Republic of Pakistan	7.875	03-31-36		100,000	85,015
Islamic Republic of Pakistan (S)	8.250	09-30-25		200,000	201,921
Peru 0.0%					311,710
Republic of Peru (S)	5.700	08-12-24	PEN	751,000	195,127
Republic of Peru	6.900	08-12-37	PEN	453,000	116,583
Philippines 0.0%					229,177
Republic of Philippines	6.250	01-14-36	PHP	10,000,000	229,177
Poland 0.3%					2,812,074
Republic of Poland	1.500	04-25-20	PLN	3,756,000	922,413
Republic of Poland	2.500	07-25-18	PLN	1,070,000	274,187
Republic of Poland	3.750	01-19-23	EUR	245,000	318,459
Republic of Poland	4.000	10-25-23	PLN	1,363,000	373,325
Republic of Poland	5.750	10-25-21	PLN	1,210,000	358,771
Republic of Poland	5.750	09-23-22	PLN	1,364,000	410,063
Republic of Poland	5.750	04-25-29	PLN	490,000	154,856
Portugal 0.1%					719,290
Republic of Portugal (S)	5.650	02-15-24	EUR	550,000	719,290
Romania 0.2%					1,709,465
Government of Romania (S)	2.750	10-29-25	EUR	80,000	88,861

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       22

	Rate (%)	Maturity date	Par value^		Value
Romania (continued)
Government of Romania	4.625	09-18-20	EUR	80,000	$101,424
Government of Romania	4.875	11-07-19	EUR	184,000	230,698
Government of Romania	5.750	04-29-20	RON	1,000,000	277,257
Government of Romania	5.850	04-26-23	RON	2,590,000	742,686
Government of Romania	5.950	06-11-21	RON	830,000	235,055
Government of Romania	6.500	06-18-18	EUR	27,000	33,484
Russia 0.5%					4,130,076
Government of Russia	3.500	01-16-19		200,000	200,154
Government of Russia	4.500	04-04-22		1,200,000	1,220,605
Government of Russia	4.875	09-16-23		800,000	826,334
Government of Russia	5.000	04-29-20		100,000	104,356
Government of Russia	7.050	01-19-28	RUB	11,000,000	122,354
Government of Russia	7.500	03-15-18	RUB	7,100,000	90,813
Government of Russia	7.500	02-27-19	RUB	1,107,000	13,967
Government of Russia	7.500	03-31-30		596,785	727,772
Government of Russia	7.600	07-20-22	RUB	53,132,000	642,004
Government of Russia	8.150	02-03-27	RUB	14,872,000	181,717
Serbia 0.3%					2,777,670
Republic of Serbia	4.875	02-25-20		800,000	814,914
Republic of Serbia	5.250	11-21-17		460,000	476,871
Republic of Serbia	6.750	11-01-24		240,992	249,427
Republic of Serbia	7.250	09-28-21		1,100,000	1,236,458
Singapore 0.0%					308,261
Republic of Singapore	3.125	09-01-22	SGD	406,000	308,261
Slovenia 0.3%					2,943,101
Republic of Slovenia	2.125	07-28-25	EUR	465,000	533,525
Republic of Slovenia	2.250	03-03-32	EUR	650,000	702,811
Republic of Slovenia	3.000	04-08-21	EUR	70,000	85,579
Republic of Slovenia	4.625	09-09-24	EUR	150,000	205,282
Republic of Slovenia	5.125	03-30-26	EUR	97,000	139,622
Republic of Slovenia	5.250	02-18-24		640,000	711,864
Republic of Slovenia	5.850	05-10-23		494,000	564,418
South Africa 0.4%					4,009,668
Republic of South Africa	5.875	09-16-25		600,000	628,830
Republic of South Africa	6.500	02-28-41	ZAR	2,673,000	114,118
Republic of South Africa	6.750	03-31-21	ZAR	6,595,000	376,699
Republic of South Africa	7.000	02-28-31	ZAR	13,273,000	653,459
Republic of South Africa	7.000	02-28-31	ZAR	6,712,000	330,819
Republic of South Africa	7.250	01-15-20	ZAR	625,000	37,230
Republic of South Africa	7.750	02-28-23	ZAR	9,810,000	570,488
Republic of South Africa	8.000	12-21-18	ZAR	1,887,000	116,847

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       23

	Rate (%)	Maturity date	Par value^		Value
South Africa (continued)
Republic of South Africa	8.000	01-31-30	ZAR	4,671,000	$254,723
Republic of South Africa	8.500	01-31-37	ZAR	1,390,000	75,698
Republic of South Africa	8.750	02-28-48	ZAR	1,579,000	86,618
Republic of South Africa	10.500	12-21-26	ZAR	11,294,000	764,139
South Korea 0.2%					1,754,608
Republic of Korea	2.750	09-10-19	KRW	778,050,000	656,162
Republic of Korea	3.000	09-10-24	KRW	1,238,430,000	1,098,446
Spain 0.2%					1,792,843
Instituto de Credito Oficial	1.875	12-15-17	GBP	305,000	426,839
Kingdom of Spain (S)	3.800	01-31-17	EUR	100,000	112,615
Kingdom of Spain (S)	4.100	07-30-18	EUR	244,000	291,183
Kingdom of Spain	4.500	01-31-18	EUR	152,000	179,515
Kingdom of Spain (S)	5.150	10-31-44	EUR	200,000	326,549
Kingdom of Spain (S)	5.500	07-30-17	EUR	389,000	456,142
Sri Lanka 0.0%					423,526
Republic of Sri Lanka	6.250	10-04-20		100,000	96,550
Republic of Sri Lanka	6.250	07-27-21		350,000	326,976
Sweden 0.1%					962,750
Kingdom of Sweden	3.500	03-30-39	SEK	3,230,000	520,209
Svensk Exportkredit AB	5.125	03-01-17		425,000	442,541
Thailand 0.1%					1,025,871
Kingdom of Thailand	1.200	07-14-21	THB	1,584,840	42,764
Kingdom of Thailand	1.250	03-12-28	THB	6,781,319	172,085
Kingdom of Thailand	2.800	10-10-17	THB	1,533,000	43,910
Kingdom of Thailand	3.650	12-17-21	THB	7,739,000	239,644
Kingdom of Thailand	3.775	06-25-32	THB	3,306,000	105,851
Kingdom of Thailand	3.850	12-12-25	THB	2,023,000	65,380
Kingdom of Thailand	4.750	12-20-24	THB	10,445,000	356,237
Turkey 0.7%					5,842,503
Hazine Mustesarligi Varlik Kiralama AS	4.489	11-25-24		600,000	578,527
Republic of Turkey	3.250	03-23-23		300,000	276,822
Republic of Turkey	4.250	04-14-26		250,000	236,942
Republic of Turkey	5.125	03-25-22		800,000	825,032
Republic of Turkey	6.000	01-14-41		715,000	731,745
Republic of Turkey	6.250	09-26-22		250,000	272,750
Republic of Turkey	6.750	05-30-40		250,000	279,109
Republic of Turkey	6.875	03-17-36		360,000	405,125
Republic of Turkey	7.000	06-05-20		578,000	643,795
Republic of Turkey	7.100	03-08-23	TRY	1,003,000	282,525
Republic of Turkey	7.500	11-07-19		200,000	224,751
Republic of Turkey	8.500	09-14-22	TRY	1,250,000	382,906

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       24

	Rate (%)	Maturity date	Par value^		Value
Turkey (continued)
Republic of Turkey	10.400	03-20-24	TRY	1,503,000	$505,297
Republic of Turkey	10.500	01-15-20	TRY	583,000	197,177
Ukraine 0.4%					3,353,466
Republic of Ukraine (P)(S)	2.225	05-31-40		781,000	246,171
Republic of Ukraine (H)(S)	6.250	06-17-16		400,000	310,874
Republic of Ukraine (S)	7.750	09-01-19		8,067	7,280
Republic of Ukraine (S)	7.750	09-01-20		810,000	725,112
Republic of Ukraine (S)	7.750	09-01-21		704,000	626,701
Republic of Ukraine (S)	7.750	09-01-22		566,000	499,608
Republic of Ukraine (S)	7.750	09-01-23		314,000	273,180
Republic of Ukraine (S)	7.750	09-01-24		197,000	169,459
Republic of Ukraine (S)	7.750	09-01-25		197,000	166,325
Republic of Ukraine (S)	7.750	09-01-26		197,000	164,222
Republic of Ukraine (S)	7.750	09-01-27		197,000	164,534
United Kingdom 0.6%					5,198,253
Government of United Kingdom	1.500	01-22-21	GBP	200,000	288,589
Government of United Kingdom	1.750	07-22-19	GBP	227,000	329,099
Government of United Kingdom	3.500	01-22-45	GBP	730,000	1,272,433
Government of United Kingdom	3.750	09-07-21	GBP	25,000	40,430
Government of United Kingdom	4.250	12-07-46	GBP	1,410,000	2,829,829
Government of United Kingdom	4.750	12-07-30	GBP	184,000	355,049
Government of United Kingdom	5.000	03-07-25	GBP	45,000	82,824
Venezuela 0.0%					444,880
Republic of Venezuela	7.650	04-21-25		1,033,000	371,880
Republic of Venezuela	8.250	10-13-24		200,000	73,000
Vietnam 0.0%					391,554
Socialist Republic of Vietnam (S)	4.800	11-19-24		200,000	195,777
Socialist Republic of Vietnam	4.800	11-19-24		200,000	195,777
Corporate bonds 34.0%					$303,333,726
(Cost $319,938,535)
Consumer discretionary 6.9%					61,883,586
Auto components 0.3%
Affinia Group, Inc.	7.750	05-01-21		200,000	205,944
Delphi Automotive PLC	3.150	11-19-20		85,000	86,159
Delphi Automotive PLC	4.250	01-15-26		155,000	158,503
Delphi Corp.	4.150	03-15-24		120,000	122,104
Delphi Corp.	5.000	02-15-23		420,000	430,500
Gestamp Funding Luxembourg SA (S)	5.625	05-31-20		325,000	323,375
GKN Holdings PLC	5.375	09-19-22	GBP	100,000	151,211
GKN Holdings PLC	6.750	10-28-19	GBP	13,000	20,329
MPG Holdco I, Inc.	7.375	10-15-22		450,000	425,250

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       25

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Auto components (continued)
Nexteer Automotive Group, Ltd. (S)	5.875	11-15-21		275,000	$275,000
Schaeffler Holding Finance BV, PIK (S)	6.250	11-15-19		200,000	208,250
The Goodyear Tire & Rubber Company	5.125	11-15-23		175,000	179,813
Automobiles 0.4%
Ford Motor Company	4.750	01-15-43		235,000	215,798
Ford Motor Credit Company LLC	1.684	09-08-17		245,000	241,410
Ford Motor Credit Company LLC	5.750	02-01-21		200,000	218,334
General Motors Company	3.500	10-02-18		160,000	160,464
General Motors Company	4.000	04-01-25		380,000	350,001
General Motors Company	5.000	04-01-35		305,000	266,082
General Motors Financial Company, Inc.	3.000	09-25-17		800,000	800,706
General Motors Financial Company, Inc.	3.150	01-15-20		140,000	136,802
General Motors Financial Company, Inc.	3.500	07-10-19		300,000	299,960
General Motors Financial Company, Inc.	4.750	08-15-17		195,000	199,839
General Motors Financial International BV	1.875	10-15-19	EUR	200,000	221,178
Hyundai Capital America (S)	1.450	02-06-17		85,000	84,717
Hyundai Capital America (S)	1.875	08-09-16		100,000	100,210
Hyundai Capital America (S)	2.000	03-19-18		285,000	283,725
Hyundai Capital Services, Inc. (S)	3.500	09-13-17		200,000	204,387
Omega US Sub LLC (S)	8.750	07-15-23		400,000	362,000
Paccar Financial Corp.	1.650	02-25-19		35,000	35,045
Diversified consumer services 0.1%
Laureate Education, Inc. (S)	9.250	09-01-19		375,000	191,250
Monitronics International, Inc.	9.125	04-01-20		325,000	275,438
Nord Anglia Education Finance LLC (S)	5.750	07-15-22	CHF	150,000	150,225
Hotels, restaurants and leisure 0.9%
24 Hour Holdings III LLC (S)	8.000	06-01-22		325,000	247,000
Brinker International, Inc.	2.600	05-15-18		75,000	75,401
Carnival Corp.	1.125	11-06-19	EUR	100,000	109,360
Carnival Corp.	1.875	11-07-22	EUR	200,000	219,021
Cirsa Funding Luxembourg SA (S)	5.875	05-15-23	EUR	375,000	377,348
Cirsa Funding Luxembourg SA	8.750	05-15-18	EUR	63,730	70,050
Cirsa Funding Luxembourg SA (S)	8.750	05-15-18	EUR	265,541	291,875
Eldorado Resorts, Inc.	7.000	08-01-23		275,000	274,313
Great Canadian Gaming Corp. (S)	6.625	07-25-22	CAD	500,000	365,854
Hyatt Hotels Corp.	3.375	07-15-23		80,000	78,154
InterContinental Hotels Group PLC	3.875	11-28-22	GBP	100,000	144,510
International Game Technology PLC (S)	6.250	02-15-22		400,000	378,000
International Game Technology PLC (S)	6.500	02-15-25		300,000	267,750
Intralot Finance Luxembourg SA (S)	9.750	08-15-18	EUR	175,000	192,793
Intralot Finance Luxembourg SA	9.750	08-15-18	EUR	100,000	110,167
LTF Merger Sub, Inc. (S)	8.500	06-15-23		325,000	304,484

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       26

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
McDonald's Corp.	2.100	12-07-18		25,000	$25,323
MGM Resorts International	6.000	03-15-23		825,000	845,625
MGM Resorts International	6.625	12-15-21		175,000	185,938
MGM Resorts International	6.750	10-01-20		175,000	187,975
New Red Finance, Inc. (S)	4.625	01-15-22		350,000	356,125
Peninsula Gaming LLC (S)	8.375	02-15-18		250,000	253,750
PF Chang's China Bistro, Inc. (S)	10.250	06-30-20		150,000	127,875
Playa Resorts Holding BV (S)	8.000	08-15-20		300,000	279,000
Sabre GLBL, Inc. (S)	5.375	04-15-23		150,000	151,125
Scientific Games International, Inc. (S)	7.000	01-01-22		225,000	219,375
Seminole Hard Rock Entertainment, Inc. (S)	5.875	05-15-21		250,000	248,750
Shingle Springs Tribal Gaming Authority (S)	9.750	09-01-21		200,000	215,000
Snai SpA	7.625	06-15-18	EUR	100,000	107,177
Snai SpA (S)	7.625	06-15-18	EUR	250,000	267,999
Station Casinos LLC	7.500	03-01-21		350,000	365,313
Wyndham Worldwide Corp.	2.950	03-01-17		45,000	45,068
Wyndham Worldwide Corp.	4.250	03-01-22		180,000	176,912
Wynn Macau, Ltd. (S)	5.250	10-15-21		400,000	369,000
Household durables 0.5%
Arcelik AS	5.000	04-03-23		200,000	185,422
Argos Merger Sub, Inc. (S)	7.125	03-15-23		475,000	485,688
Bormioli Rocco Holdings SA	10.000	08-01-18	EUR	100,000	113,161
LSF9 Balta Issuer SA	7.750	09-15-22	EUR	275,000	302,298
Magnolia BC SA (S)	9.000	08-01-20	EUR	325,000	373,817
Mohawk Industries, Inc.	2.000	01-14-22	EUR	250,000	273,507
Mohawk Industries, Inc.	3.850	02-01-23		245,000	251,686
Newell Rubbermaid, Inc.	2.050	12-01-17		50,000	49,277
Newell Rubbermaid, Inc.	2.150	10-15-18		55,000	54,359
Newell Rubbermaid, Inc.	3.900	11-01-25		240,000	222,439
RSI Home Products, Inc. (S)	6.500	03-15-23		350,000	356,125
Shea Homes LP (S)	5.875	04-01-23		150,000	146,625
Taylor Morrison Communities, Inc. (S)	5.875	04-15-23		200,000	184,000
Tempur Sealy International, Inc. (S)	5.625	10-15-23		225,000	228,375
Tupperware Brands Corp.	4.750	06-01-21		160,000	164,012
Whirlpool Corp.	1.650	11-01-17		75,000	74,795
William Lyon Homes, Inc.	7.000	08-15-22		325,000	297,375
William Lyon Homes, Inc.	8.500	11-15-20		450,000	447,750
Internet and catalog retail 0.5%
Amazon.com, Inc.	3.800	12-05-24		305,000	325,933
Amazon.com, Inc.	4.800	12-05-34		465,000	502,510
Amazon.com, Inc.	4.950	12-05-44		635,000	702,400
Expedia, Inc.	2.500	06-03-22	EUR	100,000	104,291

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       27

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Internet and catalog retail (continued)
Expedia, Inc.	4.500	08-15-24		165,000	$153,969
Expedia, Inc. (S)	5.000	02-15-26		580,000	552,623
QVC, Inc.	3.125	04-01-19		460,000	457,304
QVC, Inc.	4.375	03-15-23		990,000	937,636
QVC, Inc.	4.450	02-15-25		65,000	60,812
QVC, Inc.	4.850	04-01-24		175,000	169,137
The Priceline Group, Inc.	2.150	11-25-22	EUR	100,000	110,033
The Priceline Group, Inc.	2.375	09-23-24	EUR	200,000	213,649
The Priceline Group, Inc.	3.650	03-15-25		450,000	449,399
Leisure products 0.1%
CCA Club Operations Holdings LLC (S)	8.250	12-15-23		225,000	208,125
GLP Capital LP	4.375	11-01-18		325,000	328,250
Vista Outdoor, Inc. (S)	5.875	10-01-23		175,000	180,688
Media 3.5%
21st Century Fox America, Inc.	6.400	12-15-35		205,000	232,192
21st Century Fox America, Inc.	6.900	08-15-39		305,000	343,203
21st Century Fox America, Inc.	8.250	08-10-18		145,000	166,136
Altice Financing SA (S)	6.500	01-15-22		725,000	730,438
Altice Financing SA (S)	8.000	12-15-19	EUR	100,000	113,433
Altice Finco SA (S)	8.125	01-15-24		400,000	389,000
Altice Finco SA (S)	9.875	12-15-20		600,000	639,000
Altice Luxembourg SA (S)	7.250	05-15-22	EUR	100,000	103,989
Altice Luxembourg SA (S)	7.625	02-15-25		985,000	901,275
Altice Luxembourg SA (S)	7.750	05-15-22		1,025,000	991,688
AMC Entertainment, Inc.	5.750	06-15-25		500,000	516,875
AMC Networks, Inc.	4.750	12-15-22		175,000	177,625
Arqiva Broadcast Finance PLC	9.500	03-31-20	GBP	100,000	148,336
Arqiva Broadcast Finance PLC (S)	9.500	03-31-20	GBP	600,000	890,019
Bertelsmann SE & Company KGaA (P)	3.000	04-23-75	EUR	100,000	98,352
Bertelsmann SE & Company KGaA (P)	3.500	04-23-75	EUR	100,000	90,733
Cable One, Inc. (S)	5.750	06-15-22		150,000	150,750
CCO Holdings LLC	5.250	09-30-22		50,000	50,563
CCO Holdings LLC	5.750	09-01-23		350,000	355,250
CCO Holdings LLC	5.750	01-15-24		1,350,000	1,377,000
CCO Safari II LLC (S)	3.579	07-23-20		105,000	105,261
CCO Safari II LLC (S)	4.908	07-23-25		865,000	885,380
CCO Safari II LLC (S)	6.384	10-23-35		320,000	334,365
CCO Safari II LLC (S)	6.484	10-23-45		760,000	798,309
Cequel Communications Holdings I LLC (S)	5.125	12-15-21		700,000	642,251
Cequel Communications Holdings I LLC (S)	6.375	09-15-20		650,000	636,188
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22		275,000	264,688
Cumulus Media Holdings, Inc.	7.750	05-01-19		200,000	56,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       28

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
DISH DBS Corp.	6.750	06-01-21		475,000	$483,906
Entertainment One, Ltd. (S)	6.875	12-15-22	GBP	100,000	132,922
Grupo Televisa SAB	6.125	01-31-46		200,000	195,168
Lamar Media Corp. (S)	5.750	02-01-26		25,000	25,891
Lamar Media Corp.	5.875	02-01-22		275,000	286,688
LGE HoldCo VI BV (S)	7.125	05-15-24	EUR	325,000	379,986
McGraw-Hill Global Education Holdings LLC	9.750	04-01-21		150,000	163,125
MDC Partners, Inc. (S)	6.750	04-01-20		675,000	686,813
Mediacom Broadband LLC	6.375	04-01-23		325,000	315,250
MHGE Parent LLC (S)	8.500	08-01-19		275,000	269,500
MPL 2 Acquisition Canco, Inc. (S)	9.875	08-15-18		300,000	312,000
Neptune Finco Corp. (S)	10.125	01-15-23		1,000,000	1,072,500
Neptune Finco Corp. (S)	10.875	10-15-25		275,000	297,000
Next LP (S)	7.750	07-15-25		200,000	185,500
Numericable Group SA (S)	4.875	05-15-19		200,000	199,900
Numericable Group SA	5.625	05-15-24	EUR	100,000	107,606
Omnicom Group, Inc.	3.625	05-01-22		95,000	96,851
Omnicom Group, Inc.	3.650	11-01-24		550,000	552,230
Omnicom Group, Inc.	5.900	04-15-16		260,000	261,350
Outfront Media Capital LLC	5.625	02-15-24		250,000	260,155
ProSiebenSat.1 Media AG	2.625	04-15-21	EUR	200,000	226,617
Regal Entertainment Group	5.750	03-15-22		500,000	505,625
SES Global Americas Holdings GP (S)	2.500	03-25-19		110,000	108,895
SES SA (S)	3.600	04-04-23		185,000	180,144
Sirius XM Radio, Inc. (S)	5.250	08-15-22		660,000	696,300
Sirius XM Radio, Inc. (S)	6.000	07-15-24		50,000	52,500
Sky PLC	1.875	11-24-23	EUR	200,000	222,742
Sky PLC (S)	3.750	09-16-24		265,000	262,006
TEGNA, Inc.	5.125	10-15-19		200,000	212,000
TEGNA, Inc.	6.375	10-15-23		250,000	268,125
The Interpublic Group of Companies, Inc.	2.250	11-15-17		260,000	255,364
The Interpublic Group of Companies, Inc.	3.750	02-15-23		65,000	63,576
The Interpublic Group of Companies, Inc.	4.000	03-15-22		125,000	127,112
The Interpublic Group of Companies, Inc.	4.200	04-15-24		865,000	864,038
Thomson Reuters Corp.	1.300	02-23-17		120,000	119,590
Thomson Reuters Corp.	3.850	09-29-24		200,000	204,474
Time Warner Cable, Inc.	4.000	09-01-21		50,000	50,984
Time Warner Cable, Inc.	5.000	02-01-20		120,000	127,385
Time Warner Cable, Inc.	6.550	05-01-37		130,000	130,963
Time Warner Cable, Inc.	6.750	06-15-39		355,000	357,900
Time Warner Cable, Inc.	8.250	04-01-19		490,000	560,243
Time Warner Cable, Inc.	8.750	02-14-19		25,000	28,942
Time Warner, Inc.	1.950	09-15-23	EUR	100,000	111,769

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       29

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Time, Inc. (S)	5.750	04-15-22		50,000	$43,188
Townsquare Media, Inc. (S)	6.500	04-01-23		450,000	420,750
Tribune Media Company (S)	5.875	07-15-22		700,000	700,000
Unitymedia GmbH (S)	6.125	01-15-25		350,000	360,500
Unitymedia Hessen GmbH & Company KG (S)	4.000	01-15-25	EUR	100,000	104,045
Unitymedia Hessen GmbH & Company KG (S)	5.000	01-15-25		700,000	702,184
Univision Communications, Inc. (S)	5.125	02-15-25		275,000	269,156
Univision Communications, Inc. (S)	6.750	09-15-22		615,000	652,638
Univision Communications, Inc. (S)	8.500	05-15-21		250,000	251,250
Virgin Media Finance PLC (S)	6.000	10-15-24		200,000	200,500
Virgin Media Finance PLC (S)	7.000	04-15-23	GBP	375,000	529,881
Virgin Media Secured Finance PLC (S)	5.250	01-15-26		200,000	199,500
VTR Finance BV (S)	6.875	01-15-24		825,000	775,500
WideOpenWest Finance LLC	10.250	07-15-19		275,000	250,938
WideOpenWest Finance LLC	13.375	10-15-19		575,000	523,250
WMG Acquisition Corp. (S)	6.000	01-15-21		158,000	160,370
WPP Finance 2010	3.625	09-07-22		455,000	460,637
WPP Finance 2010	3.750	09-19-24		315,000	314,202
WPP PLC	6.000	04-04-17	GBP	50,000	72,747
Ziggo Bond Finance BV (S)	4.625	01-15-25	EUR	100,000	102,154
Ziggo Bond Finance BV (S)	5.875	01-15-25		200,000	194,000
Multiline retail 0.2%
Dollar General Corp.	4.125	07-15-17		240,000	247,604
Dollar Tree, Inc. (S)	5.250	03-01-20		25,000	26,250
Dollar Tree, Inc. (S)	5.750	03-01-23		1,000,000	1,063,750
Marks & Spencer PLC	4.750	06-12-25	GBP	100,000	147,481
Neiman Marcus Group, Ltd., Inc. (S)	8.000	10-15-21		175,000	123,358
Next PLC	5.875	10-12-16	GBP	50,000	71,409
Specialty retail 0.3%
Chinos Intermediate Holdings A, Inc., PIK (S)	7.750	05-01-19		50,000	12,250
DBP Holding Corp. (S)	7.750	10-15-20		150,000	90,750
Group 1 Automotive, Inc.	5.000	06-01-22		175,000	163,625
Group 1 Automotive, Inc. (S)	5.250	12-15-23		125,000	117,188
Guitar Center, Inc. (S)	6.500	04-15-19		325,000	277,875
New Look Secured Issuer PLC (S)	6.500	07-01-22	GBP	300,000	407,125
New Look Senior Issuer PLC (S)	8.000	07-01-23	GBP	100,000	130,145
O'Reilly Automotive, Inc.	3.800	09-01-22		25,000	26,096
O'Reilly Automotive, Inc.	3.850	06-15-23		85,000	87,733
O'Reilly Automotive, Inc.	4.875	01-14-21		350,000	379,815
Outerwall, Inc.	5.875	06-15-21		150,000	108,000
Outerwall, Inc.	6.000	03-15-19		550,000	440,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       30

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Specialty retail (continued)
Penske Automotive Group, Inc.	5.750	10-01-22		275,000	$275,000
Sonic Automotive, Inc.	5.000	05-15-23		175,000	165,375
Sonic Automotive, Inc.	7.000	07-15-22		225,000	234,000
The Home Depot, Inc.	3.350	09-15-25		105,000	111,606
The Men's Wearhouse, Inc.	7.000	07-01-22		175,000	130,375
Textiles, apparel and luxury goods 0.1%
INVISTA Finance LLC (S)	4.250	10-15-19		250,000	238,750
Springs Industries, Inc.	6.250	06-01-21		325,000	325,813
Consumer staples 1.6%					13,928,063
Beverages 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	3.375	11-01-22		200,000	168,054
Carlsberg Breweries A/S	7.250	11-28-16	GBP	50,000	72,484
Cott Beverages, Inc.	6.750	01-01-20		200,000	210,500
Pernod-Ricard SA (S)	4.450	01-15-22		295,000	312,931
Pernod-Ricard SA (S)	5.500	01-15-42		265,000	278,362
Food and staples retailing 0.3%
CVS Health Corp.	2.800	07-20-20		430,000	440,343
CVS Health Corp.	3.500	07-20-22		175,000	182,792
CVS Health Corp.	3.875	07-20-25		280,000	299,540
CVS Health Corp. (S)	5.000	12-01-24		130,000	144,166
CVS Health Corp.	5.125	07-20-45		230,000	258,113
Delhaize Group SA	6.500	06-15-17		135,000	142,140
Rite Aid Corp. (S)	6.125	04-01-23		425,000	453,688
Tesco PLC	6.125	02-24-22	GBP	50,000	72,171
US Foods, Inc.	8.500	06-30-19		400,000	408,240
WM Morrison Supermarkets PLC	2.250	06-19-20	EUR	100,000	110,541
Food products 0.5%
Boparan Finance PLC (S)	5.250	07-15-19	GBP	225,000	288,425
Bunge, Ltd. Finance Corp.	3.200	06-15-17		195,000	196,424
Bunge, Ltd. Finance Corp.	3.500	11-24-20		260,000	261,862
Bunge, Ltd. Finance Corp.	4.100	03-15-16		115,000	115,135
Dean Foods Company (S)	6.500	03-15-23		350,000	368,267
JBS Investments GmbH (S)	7.750	10-28-20		400,000	384,000
JBS USA LLC (S)	5.875	07-15-24		275,000	243,375
Marfrig Overseas, Ltd.	9.500	05-04-20		200,000	200,500
Mead Johnson Nutrition Company	4.125	11-15-25		130,000	134,255
MHP SA	8.250	04-02-20		200,000	165,000
Minerva Luxembourg SA	7.750	01-31-23		200,000	189,100
Minerva Luxembourg SA (S)	7.750	01-31-23		400,000	378,200
Minerva Luxembourg SA (S)	12.250	02-10-22		200,000	202,800
Mriya Agro Holding PLC (H)	9.450	04-19-18		200,000	16,040
Mriya Agro Holding PLC (H)(S)	9.450	04-19-18		300,000	24,060

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       31

	Rate (%)	Maturity date	Par value^		Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (S)	6.750	12-01-21		175,000	$185,500
Post Holdings, Inc.	7.375	02-15-22		425,000	450,500
Premier Foods Finance PLC	6.500	03-15-21	GBP	100,000	126,265
TreeHouse Foods, Inc. (S)	6.000	02-15-24		200,000	210,500
Tyson Foods, Inc.	2.650	08-15-19		50,000	50,676
Tyson Foods, Inc.	3.950	08-15-24		270,000	284,710
Tyson Foods, Inc.	4.500	06-15-22		225,000	242,208
Household products 0.3%
Central Garden & Pet Company	6.125	11-15-23		150,000	153,000
Controladora Mabe SA de CV (S)	7.875	10-28-19		150,000	159,188
Energizer SpinCo, Inc. (S)	5.500	06-15-25		300,000	297,000
HRG Group, Inc.	7.750	01-15-22		175,000	166,031
HRG Group, Inc.	7.875	07-15-19		300,000	312,750
Reynolds Group Issuer, Inc.	5.750	10-15-20		225,000	231,188
Reynolds Group Issuer, Inc.	8.250	02-15-21		550,000	540,375
Reynolds Group Issuer, Inc.	9.875	08-15-19		300,000	309,000
The Sun Products Corp. (S)	7.750	03-15-21		325,000	286,000
Personal products 0.1%
Kirk Beauty One GmbH (S)	8.750	07-15-23	EUR	200,000	213,417
Kirk Beauty Zero GmbH (S)	6.250	07-15-22	EUR	300,000	334,241
The Estee Lauder Companies, Inc.	4.375	06-15-45		235,000	249,184
Tobacco 0.3%
Imperial Brands Finance PLC (S)	2.950	07-21-20		370,000	375,285
Imperial Tobacco Finance PLC (S)	4.250	07-21-25		790,000	822,377
Imperial Tobacco Finance PLC	6.250	12-04-18	GBP	40,000	61,887
Philip Morris International, Inc.	1.375	02-25-19		155,000	154,482
Reynolds American, Inc.	2.300	06-12-18		90,000	90,962
Reynolds American, Inc.	4.000	06-12-22		200,000	215,921
Reynolds American, Inc.	4.450	06-12-25		500,000	543,040
Reynolds American, Inc.	5.850	08-15-45		120,000	140,868
Energy 4.7%					41,573,914
Energy equipment and services 0.5%
Archrock Partners LP	6.000	04-01-21		100,000	65,250
Archrock Partners LP	6.000	10-01-22		175,000	114,625
Cameron International Corp.	1.150	12-15-16		35,000	34,806
Cameron International Corp.	1.400	06-15-17		125,000	122,932
CGG SA	6.500	06-01-21		200,000	67,500
Commonwealth Edison Company	4.350	11-15-45		350,000	371,684
Nabors Industries, Inc.	2.350	09-15-16		95,000	94,041
Nabors Industries, Inc.	4.625	09-15-21		90,000	60,438
Parsley Energy LLC (S)	7.500	02-15-22		750,000	729,375

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       32

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Power Sector Assets & Liabilities Management Corp.	7.390	12-02-24	270,000	$354,333
Pride International, Inc.	8.500	06-15-19	195,000	137,963
Rowan Companies, Inc.	4.875	06-01-22	100,000	57,553
Rowan Companies, Inc.	5.000	09-01-17	75,000	69,485
Rowan Companies, Inc.	7.875	08-01-19	505,000	408,187
SESI LLC	6.375	05-01-19	560,000	382,200
SESI LLC	7.125	12-15-21	770,000	472,588
Transocean, Inc.	5.800	12-15-16	80,000	79,200
Weatherford International, Ltd.	6.750	09-15-40	200,000	122,000
Weatherford International, Ltd.	9.625	03-01-19	300,000	256,500
Oil, gas and consumable fuels 4.2%
Anadarko Finance Company	7.500	05-01-31	310,000	277,880
Anadarko Petroleum Corp.	8.700	03-15-19	10,000	10,196
APT Pipelines, Ltd. (S)	3.875	10-11-22	140,000	137,239
Boardwalk Pipelines LP	4.950	12-15-24	115,000	98,453
Canadian Natural Resources, Ltd.	5.700	05-15-17	75,000	75,131
Chesapeake Energy Corp. (S)	8.000	12-15-22	571,000	222,690
China Shenhua Overseas Capital Company, Ltd.	2.500	01-20-18	200,000	199,725
China Shenhua Overseas Capital Company, Ltd.	3.125	01-20-20	235,000	236,226
Cimarex Energy Company	4.375	06-01-24	323,000	301,479
Cimarex Energy Company	5.875	05-01-22	65,000	62,794
CNOOC Nexen Finance 2014 ULC	1.625	04-30-17	200,000	199,275
Columbia Pipeline Group, Inc. (S)	2.450	06-01-18	60,000	57,566
Columbia Pipeline Group, Inc. (S)	4.500	06-01-25	170,000	154,581
Concho Resources, Inc.	5.500	04-01-23	825,000	771,375
Concho Resources, Inc.	6.500	01-15-22	50,000	48,000
Concho Resources, Inc.	7.000	01-15-21	325,000	318,500
ConocoPhillips	1.050	12-15-17	20,000	19,271
ConocoPhillips	5.200	05-15-18	10,000	10,368
Consol Energy, Inc.	8.000	04-01-23	25,000	16,750
Consolidated Energy Finance SA (S)	6.750	10-15-19	480,000	415,200
CrownRock LP (S)	7.125	04-15-21	200,000	171,000
CrownRock LP (S)	7.750	02-15-23	650,000	559,000
DCP Midstream Operating LP	2.500	12-01-17	255,000	232,748
DCP Midstream Operating LP	2.700	04-01-19	15,000	12,303
DCP Midstream Operating LP	5.600	04-01-44	30,000	18,336
Delek & Avner Tamar Bond, Ltd. (S)	2.803	12-30-16	70,000	69,729
Denbury Resources, Inc.	5.500	05-01-22	425,000	133,875
Ecopetrol SA	7.375	09-18-43	160,000	127,600
Enbridge Energy Partners LP	5.500	09-15-40	110,000	82,931

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       33

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge Energy Partners LP	5.875	12-15-16		175,000	$177,788
Energy Transfer Partners LP	3.600	02-01-23		30,000	24,892
Energy Transfer Partners LP	4.150	10-01-20		265,000	230,822
Energy Transfer Partners LP	6.700	07-01-18		85,000	84,825
EnLink Midstream Partners LP	2.700	04-01-19		35,000	27,319
Enterprise Products Operating LLC	2.550	10-15-19		65,000	62,906
Enterprise Products Operating LLC	5.100	02-15-45		355,000	316,075
Enterprise Products Operating LLC	7.550	04-15-38		140,000	155,804
EQT Corp.	4.875	11-15-21		325,000	289,464
EQT Corp.	8.125	06-01-19		65,000	66,915
EQT Midstream Partners LP	4.000	08-01-24		395,000	299,507
Exxon Mobil Corp. (P)	0.822	03-06-22		355,000	344,410
Gazprom OAO	4.950	07-19-22		200,000	189,055
Gazprom OAO	7.288	08-16-37		270,000	274,417
Gazprom OAO	8.146	04-11-18		100,000	107,470
Gulfport Energy Corp.	6.625	05-01-23		335,000	283,913
Gulfport Energy Corp.	7.750	11-01-20		325,000	305,500
Hess Corp.	7.875	10-01-29		495,000	453,440
Hess Corp.	8.125	02-15-19		40,000	41,573
KazMunayGas National Company	7.000	05-05-20		500,000	511,895
KazMunayGas National Company	9.125	07-02-18		570,000	613,129
KazMunayGas National Company JSC	5.750	04-30-43		1,050,000	839,871
Kinder Morgan Energy Partners LP	3.500	03-01-16		95,000	95,000
Kinder Morgan Energy Partners LP	4.300	05-01-24		165,000	145,883
Kinder Morgan Energy Partners LP	5.950	02-15-18		60,000	61,808
Kinder Morgan Finance Company LLC (S)	6.000	01-15-18		115,000	115,840
Kinder Morgan, Inc.	4.300	06-01-25		275,000	248,712
Lukoil International Finance BV	4.563	04-24-23		200,000	182,056
Matador Resources Company	6.875	04-15-23		950,000	826,500
MPLX LP (S)	4.500	07-15-23		375,000	312,003
Murphy Oil Corp.	2.500	12-01-17		595,000	494,211
Murray Energy Corp. (S)	11.250	04-15-21		500,000	57,500
Newfield Exploration Company	5.375	01-01-26		150,000	130,500
Newfield Exploration Company	5.625	07-01-24		300,000	273,000
Newfield Exploration Company	5.750	01-30-22		350,000	328,125
NGL Energy Partners LP	5.125	07-15-19		75,000	44,063
Noble Energy, Inc.	4.150	12-15-21		510,000	444,343
Noble Energy, Inc.	8.250	03-01-19		30,000	30,824
NuStar Logistics LP	4.800	09-01-20		40,000	32,000
ONEOK Partners LP	3.200	09-15-18		15,000	13,615
Origin Energy Finance, Ltd.	2.875	10-11-19	EUR	100,000	99,630
Origin Energy Finance, Ltd. (S)	3.500	10-09-18		480,000	445,805
Pacific Exploration and Production Corp. (S)	5.375	01-26-19		850,000	97,750

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       34

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Pacific Rubiales Energy Corp.	5.375	01-26-19		200,000	$23,000
Pacific Rubiales Energy Corp. (S)	5.625	01-19-25		590,000	71,095
PBF Holding Company LLC (S)	7.000	11-15-23		50,000	43,125
Penn Virginia Corp.	7.250	04-15-19		375,000	31,875
Penn Virginia Corp.	8.500	05-01-20		450,000	38,250
Pertamina Persero PT	5.625	05-20-43		1,050,000	840,046
Pertamina Persero PT (S)	6.000	05-03-42		457,000	379,789
Pertamina Persero PT (S)	6.450	05-30-44		200,000	176,015
Petrobras Global Finance BV	2.750	01-15-18	EUR	100,000	92,467
Petrobras Global Finance BV (P)	2.762	01-15-19		100,000	75,500
Petrobras Global Finance BV	3.000	01-15-19		635,000	503,238
Petrobras Global Finance BV	3.250	03-17-17		119,000	115,311
Petrobras Global Finance BV	4.875	03-07-18	EUR	100,000	94,756
Petrobras Global Finance BV	4.875	03-17-20		125,000	95,638
Petrobras Global Finance BV	5.375	01-27-21		750,000	558,750
Petrobras Global Finance BV	5.625	05-20-43		373,000	216,694
Petrobras Global Finance BV	5.875	03-01-18		170,000	159,469
Petrobras Global Finance BV	6.750	01-27-41		95,000	59,375
Petrobras Global Finance BV	6.850	06-05-49		35,000	21,744
Petrobras Global Finance BV	6.850	06-05-15		137,000	85,070
Petrobras Global Finance BV	7.875	03-15-19		350,000	315,875
Petroleos de Venezuela SA	5.125	10-28-16		566,734	419,383
Petroleos de Venezuela SA	5.250	04-12-17		2,792,300	1,281,386
Petroleos de Venezuela SA	5.375	04-12-27		1,015,000	317,289
Petroleos de Venezuela SA	8.500	11-02-17		1,434,133	706,311
Petroleos de Venezuela SA	9.750	05-17-35		190,000	70,300
Petroleos Mexicanos	2.750	04-21-27	EUR	550,000	449,856
Petroleos Mexicanos	3.125	01-23-19		30,000	29,169
Petroleos Mexicanos	3.500	07-18-18		100,000	99,250
Petroleos Mexicanos (S)	3.500	07-23-20		55,000	51,838
Petroleos Mexicanos	4.250	01-15-25		1,200,000	1,059,000
Petroleos Mexicanos (S)	5.500	02-04-19		110,000	113,740
Petroleos Mexicanos	5.500	02-24-25	EUR	121,000	137,459
Petroleos Mexicanos (S)	5.500	06-27-44		175,000	134,453
Petroleos Mexicanos	5.500	06-27-44		1,365,000	1,048,730
Petroleos Mexicanos (S)	5.625	01-23-46		800,000	625,000
Petroleos Mexicanos	5.625	01-23-46		75,000	58,594
Petroleos Mexicanos (S)	6.375	02-04-21		210,000	218,348
Petroleos Mexicanos	6.375	01-23-45		200,000	173,490
Petroleos Mexicanos	6.500	06-02-41		1,910,000	1,668,958
Petroleos Mexicanos	6.625	06-15-35		185,000	167,148
Petroleos Mexicanos (S)	6.875	08-04-26		215,000	222,633
Petroleos Mexicanos (S)	7.190	09-12-24	MXN	1,201,000	57,013

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       35

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	7.190	09-12-24	MXN	1,000,000	$47,471
Petroleos Mexicanos	7.470	11-12-26	MXN	600,000	27,628
Petroleum Company of Trinidad & Tobago, Ltd. (S)	9.750	08-14-19		200,000	202,000
Pioneer Natural Resources Company	5.875	07-15-16		325,000	326,239
Plains All American Pipeline LP	6.500	05-01-18		215,000	213,640
Range Resources Corp. (S)	4.875	05-15-25		625,000	540,625
Sabine Pass Liquefaction LLC	6.250	03-15-22		500,000	476,250
Schlumberger BV (S)	3.625	12-21-22		520,000	510,383
Schlumberger Holdings Corp. (S)	3.000	12-21-20		205,000	201,417
Schlumberger Holdings Corp. (S)	4.000	12-21-25		385,000	382,298
Seven Generations Energy, Ltd. (S)	6.750	05-01-23		325,000	279,500
Seven Generations Energy, Ltd. (S)	8.250	05-15-20		1,075,000	1,029,313
Shell International Finance BV	2.125	05-11-20		290,000	282,421
Shell International Finance BV	3.250	05-11-25		780,000	759,906
SM Energy Company	6.500	01-01-23		250,000	99,375
Southwestern Energy Company	7.500	02-01-18		425,000	321,938
Spectra Energy Partners LP	2.950	09-25-18		75,000	73,840
Targa Resources Partners LP	4.250	11-15-23		925,000	703,000
Targa Resources Partners LP	5.000	01-15-18		200,000	191,624
Targa Resources Partners LP	5.250	05-01-23		50,000	39,125
Targa Resources Partners LP (S)	6.750	03-15-24		325,000	275,438
Total SA (2.625% to 2-26-25, then 5 Year Euro Swap Rate + 2.148%) (Q)	2.625	02-26-25	EUR	207,000	197,695
TransCanada PipeLines, Ltd.	4.875	01-15-26		305,000	314,705
Weatherford International LLC	6.350	06-15-17		175,000	165,375
Western Gas Partners LP	4.000	07-01-22		90,000	71,212
Whiting Petroleum Corp.	6.250	04-01-23		300,000	137,063
Williams Partners LP	4.125	11-15-20		135,000	110,799
WPX Energy, Inc.	5.250	01-15-17		225,000	220,500
WPX Energy, Inc.	6.000	01-15-22		800,000	458,000
WPX Energy, Inc.	7.500	08-01-20		500,000	315,000
WPX Energy, Inc.	8.250	08-01-23		275,000	170,500
YPF SA	8.500	07-28-25		105,000	102,165
Financials 8.2%					73,722,655
Banks 4.0%
ABN AMRO Bank NV (S)	4.750	07-28-25		400,000	388,185
ABN AMRO Bank NV (5.750% to 9-22-20, then 5 Year Euro Swap Rate + 5.452%) (Q)	5.750	09-22-20	EUR	300,000	303,667
AIB Mortgage Bank	3.125	09-10-18	EUR	246,000	288,135
AIB Mortgage Bank	4.875	06-29-17	EUR	170,000	196,870
Akbank TAS	5.125	03-31-25		200,000	188,340

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       36

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Ally Financial, Inc.	8.000	11-01-31		325,000	$360,344
Arion Banki HF	3.125	03-12-18	EUR	300,000	324,992
Banca Monte dei Paschi di Siena SpA	2.875	07-16-24	EUR	210,000	247,014
Banca Monte dei Paschi di Siena SpA	3.500	03-20-17	EUR	200,000	224,264
Banco Bilbao Vizcaya Argentaria SA	3.000	10-20-20		405,000	398,020
Banco Bradesco SA	5.900	01-16-21		185,000	183,372
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (Q)	6.250	04-15-24		200,000	90,500
Banco do Estado do Rio Grande do Sul (S)	7.375	02-02-22		200,000	152,250
Banco Hipotecario SA (S)	9.750	11-30-20		200,000	211,750
Banco Popular Espanol SA	0.750	09-29-20	EUR	300,000	327,923
Banco Santander Chile (S)	3.875	09-20-22		150,000	151,442
Bank of America Corp.	1.700	08-25-17		15,000	14,927
Bank of America Corp.	3.300	01-11-23		530,000	529,730
Bank of America Corp.	3.950	04-21-25		610,000	590,612
Bank of America Corp.	4.000	04-01-24		500,000	516,650
Bank of America Corp.	4.200	08-26-24		415,000	415,482
Bank of America Corp.	4.450	03-03-26		290,000	291,444
Bank of America Corp.	5.650	05-01-18		60,000	64,052
Bank of America Corp.	6.110	01-29-37		310,000	337,478
Bank of America Corp.	6.400	08-28-17		215,000	228,076
Bank of America Corp.	6.875	04-25-18		90,000	98,300
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (Q)	6.500	10-23-24		340,000	348,500
Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)	2.150	09-14-18		215,000	214,831
Bankia SA	4.000	02-03-25	EUR	300,000	404,504
Banque Federative du Credit Mutuel SA (S)	2.500	10-29-18		225,000	227,121
Barclays Bank PLC	4.000	10-07-19	EUR	250,000	311,432
Barclays Bank PLC	5.000	09-22-16		125,000	127,598
Barclays Bank PLC	5.140	10-14-20		675,000	725,170
Barclays Bank PLC (S)	6.050	12-04-17		105,000	111,155
Barclays PLC	2.750	11-08-19		255,000	250,405
Barclays PLC	3.650	03-16-25		355,000	326,193
Barclays PLC	5.250	08-17-45		440,000	420,556
BAWAG PSK	1.875	09-18-19	EUR	100,000	115,930
BBVA Bancomer SA (S)	4.375	04-10-24		465,000	462,675
BBVA Bancomer SA	6.500	03-10-21		600,000	637,920
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500	04-11-24	EUR	200,000	220,520
BNP Paribas SA (2.875% to 3-20-21, then 5 Year Euro Swap Rate + 1.650%)	2.875	03-20-26	EUR	200,000	220,009
BPCE SA	2.500	12-10-18		250,000	252,344

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       37

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
BPCE SA (S)	4.500	03-15-25		200,000	$188,706
BPCE SA (S)	5.150	07-21-24		600,000	589,858
Brixmor Operating Partnership LP	3.875	08-15-22		125,000	116,247
Citigroup, Inc. (P)	0.509	05-31-17	EUR	50,000	53,868
Citigroup, Inc.	1.550	08-14-17		150,000	149,198
Citigroup, Inc.	1.700	04-27-18		40,000	39,575
Citigroup, Inc.	1.800	02-05-18		15,000	14,900
Citigroup, Inc.	1.850	11-24-17		140,000	139,550
Citigroup, Inc. (P)	4.250	02-25-30	EUR	100,000	124,850
Citigroup, Inc.	6.250	09-02-19	GBP	45,000	71,119
Citigroup, Inc. (5.800% to 11-15-19, then 3 month LIBOR + 4.093%) (Q)	5.800	11-15-19		220,000	204,050
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950	08-15-20		665,000	625,100
Citizens Bank NA	2.300	12-03-18		250,000	250,316
Credit Agricole SA	2.375	05-20-24	EUR	100,000	118,575
Credit Agricole SA (S)	2.750	06-10-20		335,000	337,213
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625	09-23-19		375,000	330,403
Credit Suisse Group Funding Guernsey, Ltd. (S)	3.125	12-10-20		405,000	397,686
Credit Suisse Group Funding Guernsey, Ltd.	3.800	09-15-22		435,000	426,325
Danske Bank A/S (P)	2.750	05-19-26	EUR	200,000	222,132
Dexia Credit Local SA	0.625	01-21-22	EUR	300,000	332,641
Dexia Credit Local SA	1.625	10-29-18	EUR	230,000	261,727
Dexia Credit Local SA	2.000	01-22-21	EUR	100,000	118,542
Dexia Credit Local SA	2.125	02-12-25	GBP	200,000	277,953
DNB Boligkreditt AS	1.875	11-21-22	EUR	165,000	197,767
Erste Group Bank AG	7.125	10-10-22	EUR	200,000	251,481
European Investment Bank	1.250	05-12-25	SEK	4,600,000	535,777
European Investment Bank (S)	6.950	02-06-20	IDR	1,360,000,000	97,396
European Investment Bank	8.000	04-01-20	TRY	315,000	97,388
European Investment Bank	8.750	08-25-17	GBP	246,000	382,477
Export-Import Bank of Korea	2.000	04-30-20	EUR	100,000	115,088
Export-Import Bank of Korea	4.625	02-20-17	EUR	144,000	163,296
FCE Bank PLC	3.250	11-19-20	GBP	150,000	214,359
Halyk Savings Bank of Kazakhstan JSC	7.250	01-28-21		400,000	395,520
HBOS PLC (S)	6.750	05-21-18		105,000	112,850
Heta Asset Resolution AG	2.375	12-13-22	EUR	800,000	948,548
HSBC Bank PLC (P)(S)	1.258	05-15-18		215,000	213,544
HSBC Holdings PLC	5.750	12-20-27	GBP	55,000	80,681
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375	01-10-24	EUR	100,000	111,983

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       38

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) (Q)	6.375	03-30-25		200,000	$183,000
ICICI Bank, Ltd. (6.375% to 4-30-17, then 6 month LIBOR + 2.28%)	6.375	04-30-22		250,000	251,944
ING Bank NV (S)	2.450	03-16-20		200,000	199,796
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)	4.125	11-21-23		200,000	200,554
Inter-American Development Bank	4.400	01-26-26	CAD	200,000	173,481
Inter-American Development Bank	7.000	02-04-19	IDR	800,000,000	57,342
Intesa Sanpaolo SpA	3.625	12-05-22	EUR	200,000	260,787
Intesa Sanpaolo SpA (S)	6.500	02-24-21		100,000	112,207
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (Q)(S)	7.700	09-17-25		425,000	369,750
Islandsbanki HF	2.875	07-27-18	EUR	200,000	216,791
Itau Unibanco Holding SA	5.650	03-19-22		200,000	190,500
JPMorgan Chase & Co.	3.875	09-10-24		915,000	919,428
JPMorgan Chase & Co.	4.250	10-01-27		330,000	335,874
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300	05-01-20		1,100,000	1,071,455
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24		325,000	344,500
KFW	0.500	04-19-16		453,000	452,928
KFW	4.700	06-02-37	CAD	20,000	18,741
KFW	4.700	06-02-37	CAD	100,000	90,500
KFW	5.550	06-07-21	GBP	100,000	171,070
KFW	5.625	08-25-17	GBP	90,000	134,283
KFW	6.000	08-20-20	AUD	439,000	358,201
Lloyds Bank PLC (S)	6.500	09-14-20		190,000	207,987
Lloyds Banking Group PLC (S)	4.582	12-10-25		337,000	332,034
Mitsubishi UFJ Financial Group, Inc. (S)	2.650	10-19-20		260,000	260,701
MUFG Union Bank NA	2.125	06-16-17		255,000	256,344
Nordea Bank AB (S)	4.875	05-13-21		300,000	320,329
Nordea Hypotek AB	1.000	04-08-22	SEK	2,400,000	276,624
Ocwen Financial Corp.	6.625	05-15-19		525,000	450,188
Popular, Inc.	7.000	07-01-19		75,000	71,813
Realkredit Danmark A/S	2.000	01-01-19	DKK	2,550,000	390,822
Realkredit Danmark A/S	2.000	04-01-24	DKK	2,300,000	356,140
Royal Bank of Canada (S)	1.250	10-29-18	EUR	240,000	270,362
Santander UK Group Holdings PLC	2.875	10-16-20		440,000	431,376
Santander UK Group Holdings PLC	3.125	01-08-21		260,000	258,309
Santander UK Group Holdings PLC	4.000	04-07-20	EUR	300,000	376,739
Santander UK PLC (S)	5.000	11-07-23		280,000	282,557
Sberbank of Russia	6.125	02-07-22		450,000	462,826

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       39

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Skandinaviska Enskilda Banken AB	1.500	06-17-20	SEK	3,000,000	$362,711
Societe Generale SA	5.400	01-30-18	GBP	25,000	36,559
Stadshypotek AB	4.250	10-10-17	AUD	200,000	145,636
Standard Chartered Bank	7.750	04-03-18	GBP	50,000	75,245
Standard Chartered PLC (4.000% to 10-21-20, then 5 Year Euro Swap Rate + 2.300%)	4.000	10-21-25	EUR	100,000	98,202
SunTrust Banks, Inc.	2.350	11-01-18		105,000	105,258
Swedbank AB (S)	1.750	03-12-18		235,000	234,763
The Bank of New York Mellon Corp.	2.500	04-15-21		75,000	75,673
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21		190,000	203,253
UniCredit Bank Austria AG	1.375	05-26-21	EUR	200,000	230,926
UniCredit Bank Czech Republic & Slovakia AS	0.625	04-30-20	EUR	200,000	217,160
UniCredit SpA	3.625	01-24-19	EUR	100,000	116,917
Vnesheconombank	6.800	11-22-25		200,000	191,874
Wayne Merger Sub LLC (S)	8.250	08-01-23		600,000	540,000
Capital markets 1.0%
Ameriprise Financial, Inc.	7.300	06-28-19		190,000	220,768
Credit Suisse AG (S)	6.500	08-08-23		730,000	751,526
JAB Holdings BV	2.125	09-16-22	EUR	200,000	218,103
Morgan Stanley (P)	1.469	01-24-19		310,000	306,086
Morgan Stanley (P)	1.899	04-25-18		130,000	130,726
Morgan Stanley	3.750	02-25-23		1,670,000	1,708,485
Morgan Stanley	3.950	04-23-27		205,000	198,046
Morgan Stanley	4.350	09-08-26		440,000	438,354
Morgan Stanley	5.000	05-02-19	EUR	50,000	62,027
Morgan Stanley	5.000	11-24-25		270,000	284,155
Morgan Stanley	5.375	08-10-20	EUR	100,000	129,681
Morgan Stanley	5.500	07-28-21		155,000	173,860
The Carlyle Group LP (S)	7.750	10-01-22		250,000	220,625
The Goldman Sachs Group, Inc. (P)	2.399	02-25-21		100,000	100,430
The Goldman Sachs Group, Inc.	2.750	09-15-20		280,000	279,407
The Goldman Sachs Group, Inc.	2.900	07-19-18		25,000	25,350
The Goldman Sachs Group, Inc.	3.850	07-08-24		280,000	286,286
The Goldman Sachs Group, Inc.	4.250	10-21-25		805,000	801,058
The Goldman Sachs Group, Inc.	5.500	10-12-21	GBP	15,000	22,559
The Goldman Sachs Group, Inc.	5.750	01-24-22		325,000	369,276
The Goldman Sachs Group, Inc.	6.150	04-01-18		100,000	107,784
The Goldman Sachs Group, Inc.	6.250	09-01-17		203,000	215,334
The Goldman Sachs Group, Inc.	6.250	02-01-41		305,000	364,379

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       40

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	6.750	10-01-37		435,000	$497,282
The Goldman Sachs Group, Inc.	7.500	02-15-19		140,000	159,394
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375	05-10-20		630,000	600,075
UBS AG	1.375	04-16-21	EUR	166,000	191,724
UBS Group AG (S)	4.125	09-24-25		400,000	397,957
Consumer finance 0.4%
Ally Financial, Inc.	5.125	09-30-24		75,000	75,563
Ally Financial, Inc.	5.750	11-20-25		300,000	291,000
Credit Suisse Group Funding Guernsey, Ltd.	1.250	04-14-22	EUR	300,000	308,711
Discover Financial Services	3.750	03-04-25		165,000	155,748
Discover Financial Services	3.950	11-06-24		190,000	186,027
Discover Financial Services	6.450	06-12-17		35,000	36,705
Discover Financial Services	10.250	07-15-19		245,000	288,018
Harland Clarke Holdings Corp. (S)	6.875	03-01-20		150,000	122,250
Harland Clarke Holdings Corp. (S)	9.750	08-01-18		125,000	120,625
Navient Corp.	5.000	10-26-20		325,000	286,813
OneMain Financial Holdings, Inc. (S)	6.750	12-15-19		225,000	212,906
OneMain Financial Holdings, Inc. (S)	7.250	12-15-21		475,000	444,719
Santander Consumer Finance SA	0.900	02-18-20	EUR	300,000	321,755
Vnesheconombank	6.902	07-09-20		300,000	300,571
Diversified financial services 0.5%
Brixmor Operating Partnership LP	3.850	02-01-25		85,000	74,185
Cantor Commercial Real Estate Company LP (S)	7.750	02-15-18		250,000	251,563
CDP Financial, Inc.	3.500	06-23-20	EUR	250,000	308,839
Discover Bank	3.100	06-04-20		275,000	273,508
Garfunkelux Holdco 3 SA (S)	8.500	11-01-22	GBP	150,000	197,801
GE Capital International Funding Company (S)	4.418	11-15-35		887,000	924,262
GE Capital UK Funding Company	5.625	04-25-19	GBP	30,000	46,812
Intercontinental Exchange, Inc.	2.750	12-01-20		95,000	96,864
International Finance Corp.	7.750	12-03-16	INR	2,670,000	39,012
Jefferies LoanCore LLC (S)	6.875	06-01-20		600,000	480,000
Leeds Building Society	2.625	04-01-21	EUR	150,000	167,215
McGraw Hill Financial, Inc.	2.500	08-15-18		25,000	25,126
MSCI, Inc. (S)	5.250	11-15-24		200,000	211,500
MSCI, Inc. (S)	5.750	08-15-25		325,000	350,594
National Financial Partners Corp. (S)	9.000	07-15-21		25,000	22,000
National Rural Utilities Cooperative Finance Corp.	1.650	02-08-19		65,000	64,988
Neuberger Berman Group LLC (S)	5.875	03-15-22		335,000	348,400

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       41

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Diversified financial services (continued)
RCI Banque SA	3.250	04-25-18	GBP	20,000	$28,422
RCI Banque SA (S)	3.500	04-03-18		95,000	96,369
RCI Banque SA (S)	4.600	04-12-16		135,000	135,502
Transworld Systems, Inc. (S)	9.500	08-15-21		300,000	139,500
Voya Financial, Inc.	2.900	02-15-18		110,000	110,978
Insurance 1.1%
ACE INA Holdings, Inc.	2.300	11-03-20		160,000	160,945
ACE INA Holdings, Inc.	4.350	11-03-45		250,000	262,227
Allianz Finance II BV (5.750% to 7-8-21, then 3 month EURIBOR + 3.349%)	5.750	07-08-41	EUR	100,000	125,054
American International Group, Inc.	3.300	03-01-21		405,000	404,433
Aon PLC	2.800	03-15-21		340,000	342,476
Aon PLC	3.875	12-15-25		275,000	278,070
Assicurazioni Generali SpA	4.125	05-04-26	EUR	100,000	114,484
Assicurazioni Generali SpA	5.125	09-16-24	EUR	50,000	66,308
Aviva PLC (6.875% to 5-22-18, then 3 month EURIBOR + 3.350%)	6.875	05-22-38	EUR	50,000	58,021
AXA SA (3.875% to 10-8-25, then 11 Year Euro Swap Rate + 3.250%) (Q)	3.875	10-08-25	EUR	100,000	106,281
AXA SA (5.250% to 4-16-20, then 3 month EURIBOR + 3.050%)	5.250	04-16-40	EUR	50,000	59,564
Cloverie PLC (7.500% until 7-24-19, then 3 month EURIBOR + 5.850%)	7.500	07-24-39	EUR	50,000	63,330
CNA Financial Corp.	3.950	05-15-24		365,000	357,834
CNA Financial Corp.	5.875	08-15-20		330,000	361,458
CNA Financial Corp.	6.500	08-15-16		115,000	117,555
CNO Financial Group, Inc.	4.500	05-30-20		125,000	124,531
CNO Financial Group, Inc.	5.250	05-30-25		175,000	169,750
Fidelity National Financial, Inc.	6.600	05-15-17		220,000	230,589
First American Financial Corp.	4.600	11-15-24		245,000	251,415
HUB Holdings LLC, PIK (S)	8.125	07-15-19		457,000	380,453
HUB International, Ltd. (S)	7.875	10-01-21		425,000	380,375
HUB International, Ltd. (S)	9.250	02-15-21		125,000	127,813
Liberty Mutual Group, Inc. (S)	4.250	06-15-23		90,000	92,209
Liberty Mutual Group, Inc. (S)	4.850	08-01-44		725,000	689,379
Marsh & McLennan Companies, Inc.	3.500	03-10-25		215,000	214,506
MetLife, Inc.	5.250	06-29-20	GBP	50,000	77,180
Metropolitan Life Global Funding I (S)	1.500	01-10-18		160,000	158,877
Metropolitan Life Global Funding I	3.500	09-30-26	GBP	100,000	138,374
Nationwide Building Society (S)	3.900	07-21-25		400,000	418,006
Nationwide Building Society	4.375	02-28-22	EUR	150,000	202,725
Nationwide Building Society (4.125% to 3-20-18, then 5 Year Euro Swap Rate + 3.300%)	4.125	03-20-23	EUR	130,000	146,315

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       42

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Insurance (continued)
Principal Financial Group, Inc.	1.850	11-15-17		45,000	$45,071
Principal Financial Group, Inc. (4.700% to 5-15-20, then 3 month LIBOR + 3.044%)	4.700	05-15-55		670,000	636,500
Provident Companies, Inc.	7.000	07-15-18		380,000	417,515
Reinsurance Group of America, Inc.	5.000	06-01-21		105,000	112,689
Reinsurance Group of America, Inc.	6.450	11-15-19		390,000	437,491
RSA Insurance Group PLC (P)	5.125	10-10-45	GBP	100,000	124,989
Unum Group	4.000	03-15-24		285,000	283,834
Unum Group	5.625	09-15-20		115,000	125,921
USI, Inc. (S)	7.750	01-15-21		550,000	506,000
XLIT, Ltd.	2.300	12-15-18		120,000	119,854
XLIT, Ltd.	5.250	12-15-43		105,000	108,787
Real estate investment trusts 0.7%
American Campus Communities Operating Partnership LP	3.350	10-01-20		40,000	40,621
American Campus Communities Operating Partnership LP	3.750	04-15-23		290,000	290,171
American Campus Communities Operating Partnership LP	4.125	07-01-24		170,000	173,817
AvalonBay Communities, Inc.	3.500	11-15-25		80,000	81,899
Boston Properties LP	3.650	02-01-26		290,000	293,688
Camden Property Trust	4.875	06-15-23		215,000	237,224
Crown Castle International Corp.	3.400	02-15-21		120,000	120,590
Crown Castle International Corp.	4.450	02-15-26		850,000	863,911
Crown Castle Towers LLC (S)	3.222	05-15-42		25,000	25,038
Crown Castle Towers LLC (S)	3.663	05-15-25		120,000	119,527
Crown Castle Towers LLC (S)	6.113	01-15-40		240,000	264,473
DDR Corp.	4.250	02-01-26		245,000	243,214
DuPont Fabros Technology LP	5.875	09-15-21		300,000	312,000
Equinix, Inc.	5.375	01-01-22		225,000	233,438
Equinix, Inc.	5.750	01-01-25		125,000	129,375
Healthcare Realty Trust, Inc.	3.750	04-15-23		115,000	115,303
Healthcare Realty Trust, Inc.	5.750	01-15-21		150,000	167,554
Highwoods Realty LP	3.625	01-15-23		165,000	162,910
Host Hotels & Resorts LP	4.000	06-15-25		205,000	197,771
Iron Mountain Europe PLC (S)	6.125	09-15-22	GBP	200,000	273,499
Iron Mountain, Inc. (S)	6.000	10-01-20		400,000	424,000
Kilroy Realty LP	4.800	07-15-18		45,000	47,354
Kilroy Realty LP	6.625	06-01-20		145,000	167,139
Kimco Realty Corp.	3.400	11-01-22		75,000	75,860
MPT Operating Partnership LP	6.375	03-01-24		275,000	281,875
MPT Operating Partnership LP	6.875	05-01-21		350,000	364,875
Simon Property Group LP	2.500	09-01-20		310,000	312,303

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       43

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Real estate investment trusts (continued)
Ventas Realty LP	1.250	04-17-17		55,000	$54,552
Ventas Realty LP	2.000	02-15-18		75,000	74,616
WEA Finance LLC (S)	1.750	09-15-17		200,000	198,533
WEA Finance LLC (S)	3.250	10-05-20		365,000	371,297
Real estate management and development 0.3%
Agile Property Holdings, Ltd.	8.875	04-28-17		220,000	220,286
BR Malls International Finance, Ltd. (Q)(S)	8.500	04-21-16		160,000	133,200
CIFI Holdings Group Company, Ltd.	12.250	04-15-18		200,000	213,470
Citycon OYJ	3.750	06-24-20	EUR	200,000	238,227
Deutsche Annington Finance BV (4.000% to 12-17-21, then 5 Year Euro Swap Rate + 3.390%) (Q)	4.000	12-17-21	EUR	200,000	203,852
Greystar Real Estate Partners LLC (S)	8.250	12-01-22		175,000	180,688
Inmobiliaria Colonial SA	2.728	06-05-23	EUR	200,000	214,028
KWG Property Holding, Ltd.	13.250	03-22-17		200,000	216,000
Longfor Properties Company, Ltd.	6.750	01-29-23		200,000	204,207
PLA Administradora Industrial S de RL de CV	5.250	11-10-22		200,000	182,100
Realogy Group LLC (S)	5.250	12-01-21		200,000	203,250
The Howard Hughes Corp. (S)	6.875	10-01-21		675,000	664,031
Thrifts and mortgage finance 0.2%
Ladder Capital Finance Holdings LLLP (S)	5.875	08-01-21		150,000	124,500
Nationstar Mortgage LLC	6.500	07-01-21		675,000	594,844
Nationstar Mortgage LLC	7.875	10-01-20		150,000	141,375
Provident Funding Associates LP (S)	6.750	06-15-21		350,000	335,125
Quicken Loans, Inc. (S)	5.750	05-01-25		750,000	701,250
Walter Investment Management Corp.	7.875	12-15-21		375,000	267,188
Health care 2.5%					22,045,162
Biotechnology 0.5%
AbbVie, Inc.	1.800	05-14-18		220,000	219,380
AbbVie, Inc.	2.500	05-14-20		140,000	139,907
AbbVie, Inc.	3.200	11-06-22		125,000	126,082
AbbVie, Inc.	3.600	05-14-25		140,000	142,718
AbbVie, Inc.	4.400	11-06-42		210,000	201,269
AMAG Pharmaceuticals, Inc. (S)	7.875	09-01-23		225,000	195,750
Baxalta, Inc. (S)	2.000	06-22-18		20,000	19,615
Biogen, Inc.	2.900	09-15-20		205,000	207,277
Biogen, Inc.	3.625	09-15-22		230,000	237,786
Biogen, Inc.	4.050	09-15-25		280,000	291,427
Celgene Corp.	2.125	08-15-18		25,000	25,113
Celgene Corp.	3.625	05-15-24		465,000	467,837
Celgene Corp.	3.875	08-15-25		975,000	1,005,215
Celgene Corp.	4.625	05-15-44		380,000	362,633

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       44

	Rate (%)	Maturity date	Par value^		Value
Health care (continued)
Biotechnology (continued)
Gilead Sciences, Inc.	1.850	09-04-18		50,000	$50,529
Gilead Sciences, Inc.	3.650	03-01-26		670,000	701,530
Health care equipment and supplies 0.1%
Crimson Merger Sub, Inc. (S)	6.625	05-15-22		200,000	144,000
Hill-Rom Holdings, Inc. (S)	5.750	09-01-23		125,000	128,438
Medtronic, Inc. (P)	1.312	03-15-20		150,000	149,239
Medtronic, Inc.	2.750	04-01-23		80,000	80,130
Medtronic, Inc.	4.625	03-15-45		170,000	181,147
Synlab Unsecured Bondco PLC (S)	8.250	07-01-23	EUR	125,000	129,920
Universal Hospital Services, Inc.	7.625	08-15-20		250,000	216,875
Zimmer Holdings, Inc.	2.000	04-01-18		25,000	24,891
Health care providers and services 1.0%
Acadia Healthcare Company, Inc.	5.625	02-15-23		150,000	151,500
Acadia Healthcare Company, Inc. (S)	6.500	03-01-24		175,000	180,688
AmerisourceBergen Corp.	3.250	03-01-25		95,000	94,708
Anthem, Inc.	2.300	07-15-18		40,000	40,244
Anthem, Inc.	3.500	08-15-24		390,000	386,198
Anthem, Inc.	4.650	01-15-43		120,000	112,369
Cardinal Health, Inc.	3.750	09-15-25		135,000	140,455
Catholic Health Initiatives	1.600	11-01-17		25,000	24,984
Catholic Health Initiatives	2.600	08-01-18		120,000	121,881
Catholic Health Initiatives	2.950	11-01-22		85,000	85,221
Centene Escrow Corp. (S)	5.625	02-15-21		150,000	157,125
Centene Escrow Corp. (S)	6.125	02-15-24		125,000	132,656
Community Health Systems, Inc.	6.875	02-01-22		1,150,000	986,125
Express Scripts Holding Company	3.300	02-25-21		50,000	50,410
Express Scripts Holding Company	4.500	02-25-26		270,000	271,807
HCA, Inc.	5.000	03-15-24		525,000	535,500
HCA, Inc.	5.375	02-01-25		200,000	203,750
Holding Medi-Partenaires SAS	7.000	05-15-20	EUR	100,000	114,223
Holding Medi-Partenaires SAS (S)	7.000	05-15-20	EUR	350,000	399,780
Humana, Inc.	2.625	10-01-19		75,000	75,925
Humana, Inc.	3.150	12-01-22		416,000	413,453
Humana, Inc.	3.850	10-01-24		260,000	261,732
Humana, Inc.	4.950	10-01-44		640,000	626,116
IASIS Healthcare LLC	8.375	05-15-19		400,000	380,000
Kaiser Foundation Hospitals	3.500	04-01-22		200,000	208,144
Molina Healthcare, Inc. (S)	5.375	11-15-22		275,000	278,438
Opal Acquisition, Inc. (S)	8.875	12-15-21		325,000	242,125
Select Medical Corp.	6.375	06-01-21		50,000	45,000
Synlab Bondco PLC (S)	6.250	07-01-22	EUR	325,000	360,145
Tenet Healthcare Corp. (P)(S)	4.012	06-15-20		350,000	344,750

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       45

	Rate (%)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
Tenet Healthcare Corp.	6.750	06-15-23		425,000	$386,750
Tenet Healthcare Corp.	8.125	04-01-22		250,000	245,780
Truven Health Analytics, Inc.	10.625	06-01-20		100,000	107,125
UnitedHealth Group, Inc.	3.350	07-15-22		120,000	125,465
UnitedHealth Group, Inc.	3.750	07-15-25		220,000	234,106
Voyage Care Bondco PLC	6.500	08-01-18	GBP	100,000	135,719
WellCare Health Plans, Inc.	5.750	11-15-20		50,000	51,375
Life sciences tools and services 0.2%
Agilent Technologies, Inc.	3.200	10-01-22		90,000	89,899
Agilent Technologies, Inc.	3.875	07-15-23		190,000	194,386
Agilent Technologies, Inc.	5.000	07-15-20		145,000	158,611
Agilent Technologies, Inc.	6.500	11-01-17		35,000	37,201
Life Technologies Corp.	6.000	03-01-20		490,000	547,569
Thermo Fisher Scientific, Inc.	2.000	04-15-25	EUR	250,000	275,196
Thermo Fisher Scientific, Inc.	2.400	02-01-19		105,000	105,342
Thermo Fisher Scientific, Inc.	4.150	02-01-24		70,000	73,090
Pharmaceuticals 0.7%
Actavis Funding SCS	2.350	03-12-18		240,000	241,450
Actavis Funding SCS	3.000	03-12-20		200,000	203,442
Actavis Funding SCS	3.800	03-15-25		630,000	648,675
Actavis Funding SCS	3.850	06-15-24		115,000	118,702
Actavis Funding SCS	4.550	03-15-35		145,000	145,740
Actavis Funding SCS	4.750	03-15-45		295,000	300,970
Actavis, Inc.	1.875	10-01-17		110,000	110,094
Concordia Healthcare Corp. (S)	9.500	10-21-22		300,000	291,000
DPx Holdings BV (S)	7.500	02-01-22		275,000	262,625
Endo Finance LLC (S)	6.000	07-15-23		425,000	433,500
Endo Finance LLC (S)	6.000	02-01-25		250,000	248,750
JLL/Delta Dutch Pledgeco BV, PIK (S)	8.750	05-01-20		500,000	445,000
Merck KGaA (P)	3.375	12-12-74	EUR	80,000	84,482
Perrigo Company PLC	2.300	11-08-18		200,000	196,775
Valeant Pharmaceuticals International, Inc. (S)	5.375	03-15-20		675,000	594,000
Valeant Pharmaceuticals International, Inc. (S)	5.875	05-15-23		2,023,000	1,648,745
Valeant Pharmaceuticals International, Inc. (S)	6.375	10-15-20		100,000	91,750
Valeant Pharmaceuticals International, Inc. (S)	6.750	08-15-21		300,000	267,000
Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20		75,000	70,688

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       46

	Rate (%)	Maturity date	Par value^	Value
Industrials 2.8%				$25,164,901
Aerospace and defense 0.3%
Accudyne Industries Borrower (S)	7.750	12-15-20	250,000	179,375
Bombardier, Inc. (S)	7.500	03-15-18	700,000	668,500
Lockheed Martin Corp.	3.550	01-15-26	245,000	257,628
Lockheed Martin Corp.	3.600	03-01-35	80,000	74,559
Lockheed Martin Corp.	3.800	03-01-45	200,000	186,748
Lockheed Martin Corp.	4.500	05-15-36	255,000	268,639
Lockheed Martin Corp.	4.700	05-15-46	275,000	295,777
StandardAero Aviation Holdings, Inc. (S)	10.000	07-15-23	360,000	334,800
TransDigm, Inc.	6.500	07-15-24	200,000	195,000
TransDigm, Inc. (S)	6.500	05-15-25	125,000	120,000
Airlines 0.6%
Air Canada (S)	6.750	10-01-19	50,000	51,500
Air Canada (S)	7.750	04-15-21	200,000	193,500
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625	01-15-21	72,767	73,131
American Airlines 2013-1 Class C Pass Through Trust (S)	6.125	07-15-18	200,000	204,500
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	369,669	389,539
American Airlines 2014-1 Class B Pass Through Trust	4.375	04-01-24	68,157	65,942
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	134,271	126,241
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29	205,000	207,050
American Airlines Group, Inc. (S)	5.500	10-01-19	325,000	326,219
Continental Airlines 2009-1 Pass Through Trust	9.000	01-08-18	123,679	126,925
Continental Airlines 2009-2 Class A Pass Through Trust	7.250	05-10-21	25,218	28,465
Continental Airlines 2012-1 Class A Pass Through Trust	4.150	10-11-25	135,928	139,326
Continental Airlines 2012-3 Class C Pass Through Trust	6.125	04-29-18	375,000	387,188
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	02-10-24	77,622	88,683
Delta Air Lines 2009-1 Class A Pass Through Trust	7.750	06-17-21	35,395	39,775
Delta Air Lines 2010-2 Class A Pass Through Trust	4.950	11-23-20	69,881	73,375
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	50,898	54,207
Southwest Airlines Company	2.750	11-06-19	110,000	112,606
Southwest Airlines Company	5.750	12-15-16	125,000	129,052

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       47

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Airlines (continued)
United Airlines 2014-1 Class B Pass Through Trust	4.750	10-11-23		295,149	$291,459
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24		520,000	522,600
United Continental Holdings, Inc.	6.000	12-01-20		350,000	363,125
United Continental Holdings, Inc.	6.375	06-01-18		325,000	335,563
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24		74,496	81,946
US Airways 2012-2 Class A Pass Through Trust	4.625	12-03-26		244,599	253,160
US Airways 2013-1 Class A Pass Through Trust	3.950	05-15-27		221,632	222,740
Building products 0.1%
Ardagh Finance Holdings SA, PIK (S)	8.375	06-15-19	EUR	156,281	161,071
Builders FirstSource, Inc. (S)	7.625	06-01-21		325,000	329,875
Masonite International Corp. (S)	5.625	03-15-23		125,000	129,375
NCI Building Systems, Inc. (S)	8.250	01-15-23		150,000	155,250
Nortek, Inc.	8.500	04-15-21		375,000	387,188
Commercial services and supplies 0.2%
Brambles USA, Inc. (S)	4.125	10-23-25		90,000	90,998
G4S International Finance PLC	2.625	12-06-18	EUR	100,000	114,487
G4S PLC	7.750	05-13-19	GBP	50,000	80,147
Gardner Denver, Inc. (S)	6.875	08-15-21		250,000	166,250
HPHT Finance 15, Ltd. (S)	2.250	03-17-18		600,000	597,151
KraussMaffei Group GmbH (S)	8.750	12-15-20	EUR	220,000	253,687
Mersin Uluslararasi Liman Isletmeciligi AS	5.875	08-12-20		200,000	205,944
Prosegur Cia de Seguridad SA	2.750	04-02-18	EUR	100,000	113,515
Red de Carreteras de Occidente SAPIB de CV (S)	9.000	06-10-28	MXN	2,000,000	108,712
Rentokil Initial PLC	5.750	03-31-16	GBP	50,000	69,805
Safway Group Holding LLC (S)	7.000	05-15-18		300,000	303,750
Construction and engineering 0.2%
CCCI Treasure, Ltd. (3.500% to 4-21-20, then 5 Year CMT + 7.192%) (Q)	3.500	04-21-20		200,000	197,485
CRCC Yupeng, Ltd. (3.950% to 8-1-19, then 5 Year CMT + 7.251%) (Q)	3.950	08-01-19		200,000	201,963
Heathrow Funding, Ltd.	1.500	02-11-32	EUR	200,000	204,947
Heathrow Funding, Ltd. (S)	4.875	07-15-23		595,000	645,932
Heathrow Funding, Ltd.	5.225	02-15-23	GBP	50,000	79,671
Swissport Investments SA (S)	6.750	12-15-21	EUR	100,000	111,956
Transubran Finance Company Property, Ltd.	1.875	09-16-24	EUR	300,000	328,833
Transurban Finance Company Property, Ltd. (S)	4.125	02-02-26		50,000	50,221

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       48

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Electrical equipment 0.0%
Roper Industries, Inc.	1.850	11-15-17		100,000	$99,827
Industrial conglomerates 0.2%
Alliance Global Group, Inc.	6.500	08-18-17		150,000	157,320
Danaher Corp.	4.375	09-15-45		245,000	263,342
DH Europe Finance SA	1.700	01-04-22	EUR	150,000	170,285
General Electric Company	4.500	03-11-44		240,000	257,719
General Electric Company	5.875	01-14-38		257,000	323,293
Odebrecht SA	4.375	04-25-25		200,000	90,160
Roper Technologies, Inc.	2.050	10-01-18		120,000	119,406
Roper Technologies, Inc.	3.000	12-15-20		190,000	191,966
Roper Technologies, Inc.	3.850	12-15-25		205,000	208,549
SM Investments Corp.	4.250	10-17-19		200,000	206,268
Machinery 0.3%
BC Mountain LLC (S)	7.000	02-01-21		675,000	506,250
BlueLine Rental Finance Corp. (S)	7.000	02-01-19		250,000	183,125
Case New Holland Industrial, Inc.	7.875	12-01-17		50,000	53,275
CNH Industrial Capital LLC	6.250	11-01-16		75,000	76,313
Flowserve Corp.	1.250	03-17-22	EUR	150,000	148,691
Loxam SAS	7.000	07-23-22	EUR	100,000	109,180
Loxam SAS (S)	7.000	07-23-22	EUR	225,000	245,655
Milacron LLC (S)	7.750	02-15-21		350,000	290,500
MTW Foodservice Escrow Corp. (S)	9.500	02-15-24		75,000	79,031
SIG Combibloc Holdings SCA (S)	7.750	02-15-23	EUR	625,000	701,009
Stanley Black & Decker, Inc.	2.451	11-17-18		230,000	232,703
Professional services 0.1%
CEB, Inc. (S)	5.625	06-15-23		400,000	406,000
FTI Consulting, Inc.	6.000	11-15-22		275,000	283,938
Manpowergroup, Inc.	4.500	06-22-18	EUR	100,000	118,180
Road and rail 0.2%
CAR, Inc. (S)	6.125	02-04-20		200,000	202,119
ERAC USA Finance LLC (S)	1.400	04-15-16		75,000	75,031
ERAC USA Finance LLC (S)	2.800	11-01-18		20,000	20,234
ERAC USA Finance LLC (S)	3.800	11-01-25		170,000	169,948
ERAC USA Finance LLC (S)	6.375	10-15-17		100,000	106,821
Europcar Groupe SA (S)	5.750	06-15-22	EUR	150,000	162,785
JB Hunt Transport Services, Inc.	2.400	03-15-19		45,000	45,105
Kansas City Southern (S)	2.350	05-15-20		200,000	195,781
National Express Group PLC	6.250	01-13-17	GBP	50,000	72,148
OPE KAG Finance Sub, Inc. (S)	7.875	07-31-23		150,000	145,500
Penske Truck Leasing Company LP (S)	2.500	03-15-16		125,000	125,051
Penske Truck Leasing Company LP (S)	2.500	06-15-19		115,000	113,362
Penske Truck Leasing Company LP (S)	2.875	07-17-18		65,000	64,753

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       49

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Road and rail (continued)
Penske Truck Leasing Company LP (S)	3.750	05-11-17		25,000	$25,414
Watco Companies LLC (S)	6.375	04-01-23		244,000	230,580
Trading companies and distributors 0.4%
American Builders & Contractors Supply Company, Inc. (S)	5.750	12-15-23		125,000	128,750
Ashtead Capital, Inc. (S)	6.500	07-15-22		375,000	385,313
Beacon Roofing Supply, Inc. (S)	6.375	10-01-23		400,000	422,000
GATX Corp.	1.250	03-04-17		100,000	98,823
GATX Corp.	2.375	07-30-18		45,000	44,546
GATX Corp.	2.500	03-15-19		300,000	297,816
GATX Corp.	2.500	07-30-19		75,000	74,003
GATX Corp.	2.600	03-30-20		10,000	9,632
GATX Corp.	3.250	03-30-25		255,000	237,067
GATX Corp.	3.500	07-15-16		245,000	246,337
GATX Corp.	4.500	03-30-45		95,000	85,260
GATX Corp.	4.850	06-01-21		225,000	238,790
International Lease Finance Corp. (P)	2.462	06-15-16		160,000	159,409
Matalan Finance PLC (S)	6.875	06-01-19	GBP	200,000	231,536
Reliance Intermediate Holdings LP (S)	6.500	04-01-23		400,000	407,000
United Rentals North America, Inc.	7.625	04-15-22		100,000	105,500
Univar USA, Inc. (S)	6.750	07-15-23		450,000	388,125
Transportation infrastructure 0.2%
Atlantia SpA	6.250	06-09-22	GBP	100,000	167,716
Autoridad del Canal de Panama (S)	4.950	07-29-35		400,000	408,495
Burlington Northern Santa Fe LLC	4.150	04-01-45		155,000	151,167
Burlington Northern Santa Fe LLC	5.400	06-01-41		235,000	269,013
DP World, Ltd.	6.850	07-02-37		800,000	774,930
Information technology 1.7%					15,538,326
Communications equipment 0.1%
Adria Bidco BV (S)	7.875	11-15-20	EUR	300,000	341,793
Cisco Systems, Inc.	1.400	02-28-18		50,000	50,176
Cisco Systems, Inc.	1.600	02-28-19		60,000	60,390
CommScope Holding Company, Inc. (S)	6.625	06-01-20		25,000	25,500
CommScope Technologies Finance LLC (S)	6.000	06-15-25		450,000	445,500
CommScope, Inc. (S)	4.375	06-15-20		50,000	50,875
Harris Corp.	1.999	04-27-18		65,000	64,592
Harris Corp.	2.700	04-27-20		45,000	44,823
Harris Corp.	3.832	04-27-25		115,000	116,703
Juniper Networks, Inc.	3.100	03-15-16		40,000	40,000
Electronic equipment, instruments and components 0.2%
Amphenol Corp.	1.550	09-15-17		85,000	84,771
Amphenol Corp.	3.125	09-15-21		200,000	201,392

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       50

	Rate (%)	Maturity date	Par value^		Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Arrow Electronics, Inc.	3.000	03-01-18		30,000	$30,130
Arrow Electronics, Inc.	3.500	04-01-22		190,000	188,560
Arrow Electronics, Inc.	4.500	03-01-23		185,000	189,764
Avnet, Inc.	4.875	12-01-22		425,000	441,156
Avnet, Inc.	6.625	09-15-16		45,000	46,133
Keysight Technologies, Inc.	3.300	10-30-19		735,000	729,626
Zebra Technologies Corp.	7.250	10-15-22		300,000	312,750
Internet software and services 0.4%
Alibaba Group Holding, Ltd.	2.500	11-28-19		325,000	322,480
Alibaba Group Holding, Ltd.	3.125	11-28-21		430,000	428,875
Ancestry.com Holdings LLC, PIK (S)	9.625	10-15-18		500,000	477,500
Ancestry.com, Inc.	11.000	12-15-20		200,000	210,500
Baidu, Inc.	2.750	06-09-19		200,000	199,613
EarthLink, Inc.	7.375	06-01-20		175,000	176,313
Match Group, Inc. (S)	6.750	12-15-22		292,000	295,650
Rackspace Hosting, Inc. (S)	6.500	01-15-24		325,000	306,313
Tencent Holdings, Ltd. (S)	2.000	05-02-17		200,000	200,554
Tencent Holdings, Ltd. (S)	2.875	02-11-20		255,000	257,340
Tencent Holdings, Ltd. (S)	3.375	05-02-19		315,000	323,292
IT services 0.5%
Alliance Data Systems Corp. (S)	5.375	08-01-22		250,000	232,500
Alliance Data Systems Corp. (S)	6.375	04-01-20		425,000	428,188
Corelogic, Inc.	7.250	06-01-21		525,000	545,344
Fidelity National Information Services, Inc.	1.450	06-05-17		70,000	69,246
Fidelity National Information Services, Inc.	3.500	04-15-23		210,000	199,492
First Data Corp. (S)	5.375	08-15-23		550,000	572,000
First Data Corp. (S)	7.000	12-01-23		950,000	948,575
Lender Processing Services, Inc.	5.750	04-15-23		288,000	297,720
MasterCard, Inc.	1.100	12-01-22	EUR	100,000	110,542
Visa, Inc.	4.150	12-14-35		520,000	552,069
Visa, Inc.	4.300	12-14-45		320,000	343,124
Xerox Corp.	2.950	03-15-17		45,000	45,096
Semiconductors and semiconductor equipment 0.2%
Advanced Micro Devices, Inc.	6.750	03-01-19		350,000	255,500
Anstock II, Ltd.	2.125	07-24-17		200,000	198,345
Micron Technology, Inc. (S)	5.250	08-01-23		225,000	192,375
Microsemi Corp. (S)	9.125	04-15-23		250,000	264,375
NXP BV (S)	5.750	02-15-21		200,000	208,000
NXP BV (S)	5.750	03-15-23		275,000	284,625
Sensata Technologies UK Financing Company PLC (S)	6.250	02-15-26		325,000	343,688

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       51

	Rate (%)	Maturity date	Par value^		Value
Information technology (continued)
Software 0.2%
BCP Singapore VI Cayman Financing Company, Ltd. (S)	8.000	04-15-21		115,000	$77,625
Blue Coat Holdings, Inc. (S)	8.375	06-01-23		350,000	346,500
BMC Software, Inc.	7.250	06-01-18		200,000	167,000
Electronic Arts, Inc.	3.700	03-01-21		85,000	85,923
Microsoft Corp.	4.200	11-03-35		405,000	424,491
Microsoft Corp.	4.450	11-03-45		200,000	214,455
SS&C Technologies Holdings, Inc. (S)	5.875	07-15-23		175,000	184,625
Technology hardware, storage and peripherals 0.1%
Apple, Inc.	1.700	02-22-19		50,000	50,441
Apple, Inc.	2.250	02-23-21		365,000	371,277
Apple, Inc.	3.050	07-31-29	GBP	100,000	138,154
Hewlett Packard Enterprise Company (S)	2.450	10-05-17		725,000	723,967
Materials 2.2%					19,291,326
Chemicals 0.4%
Albemarle Corp.	1.875	12-08-21	EUR	150,000	155,392
Hexion US Finance Corp.	6.625	04-15-20		700,000	553,000
Hexion, Inc.	10.000	04-15-20		125,000	106,250
Huntsman International LLC	4.875	11-15-20		25,000	23,563
INEOS Group Holdings SA (S)	6.125	08-15-18		200,000	200,000
Kerling PLC (S)	10.625	02-01-17	EUR	225,000	243,306
LYB International Finance BV	4.000	07-15-23		320,000	323,720
LyondellBasell Industries NV	5.000	04-15-19		250,000	263,782
Platform Specialty Products Corp. (S)	6.500	02-01-22		200,000	162,000
Platform Specialty Products Corp. (S)	10.375	05-01-21		225,000	205,313
PQ Corp. (S)	8.750	11-01-18		625,000	583,750
Solvay Finance America LLC (S)	3.400	12-03-20		285,000	284,367
Solvay Finance America LLC (S)	4.450	12-03-25		220,000	220,695
The Dow Chemical Company	8.550	05-15-19		140,000	164,583
The Scotts Miracle-Gro Company (S)	6.000	10-15-23		150,000	156,000
W.R. Grace & Company (S)	5.125	10-01-21		75,000	78,000
Construction materials 0.5%
Cemex Finance LLC (S)	9.375	10-12-22		1,025,000	1,076,250
Cemex Finance LLC	9.375	10-12-22		200,000	210,000
Grupo Cementos de Chihuahua SAB de CV (S)	8.125	02-08-20		200,000	206,000
Holcim GB Finance, Ltd.	8.750	04-24-17	GBP	50,000	74,789
Holcim US Finance Sarl & Cie SCS (S)	5.150	09-12-23		230,000	248,760
Holcim US Finance Sarl & Cie SCS (S)	6.000	12-30-19		495,000	548,559
James Hardie International Finance, Ltd. (S)	5.875	02-15-23		200,000	199,000
Lafarge SA	4.750	09-30-20	EUR	200,000	249,626
Martin Marietta Materials, Inc. (P)	1.703	06-30-17		130,000	128,477

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       52

	Rate (%)	Maturity date	Par value^		Value
Materials (continued)
Construction materials (continued)
Martin Marietta Materials, Inc.	4.250	07-02-24		350,000	$354,184
Pfleiderer GmbH	7.875	08-01-19	EUR	450,000	499,314
Votorantim Cimentos SA	3.250	04-25-21	EUR	100,000	74,471
Votorantim Cimentos SA (S)	3.250	04-25-21	EUR	100,000	74,471
Votorantim Cimentos SA (S)	7.250	04-05-41		240,000	161,424
Votorantim Cimentos SA	7.250	04-05-41		200,000	134,520
Vulcan Materials Company	7.500	06-15-21		165,000	190,988
West China Cement, Ltd.	6.500	09-11-19		200,000	206,961
Containers and packaging 0.2%
AEP Industries, Inc.	8.250	04-15-19		250,000	255,000
Ardagh Finance Holdings SA, PIK	8.375	06-15-19	EUR	108,550	111,893
Ardagh Finance Holdings SA, PIK (S)	8.625	06-15-19		662,407	617,695
Ardagh Packaging Finance PLC (P)(S)	3.512	12-15-19		200,000	194,500
Ball Corp.	4.000	11-15-23		50,000	48,750
Beverage Packaging Holdings Luxembourg II SA (S)	6.000	06-15-17		575,000	572,844
Cascades, Inc. (S)	5.500	07-15-22		125,000	117,813
Crown Cork & Seal Company, Inc.	7.375	12-15-26		50,000	53,375
JH-Holding Finance SA, PIK	8.250	12-01-22	EUR	100,000	111,428
Metals and mining 0.9%
Alcoa, Inc.	6.150	08-15-20		550,000	555,500
Aleris International, Inc.	7.625	02-15-18		150,000	132,000
Aleris International, Inc.	7.875	11-01-20		425,000	333,625
ALROSA Finance SA	7.750	11-03-20		200,000	213,443
Anglo American Capital PLC (P)(S)	1.572	04-15-16		200,000	197,107
ArcelorMittal	6.125	06-01-18		190,000	188,100
ArcelorMittal	10.850	06-01-19		450,000	473,625
BHP Billiton Finance USA, Ltd.	1.625	02-24-17		95,000	94,680
BHP Billiton Finance USA, Ltd.	3.850	09-30-23		295,000	294,741
BlueScope Steel, Ltd. (S)	7.125	05-01-18		375,000	362,813
Carpenter Technology Corp.	4.450	03-01-23		185,000	178,371
Carpenter Technology Corp.	5.200	07-15-21		195,000	198,875
Corp. Nacional del Cobre de Chile	4.500	09-16-25		700,000	696,504
Corp. Nacional del Cobre de Chile	6.150	10-24-36		125,000	129,229
Eldorado Gold Corp. (S)	6.125	12-15-20		325,000	271,781
Fresnillo PLC (S)	5.500	11-13-23		200,000	200,750
Goldcorp, Inc.	2.125	03-15-18		215,000	209,174
Goldcorp, Inc.	3.625	06-09-21		180,000	175,417
HudBay Minerals, Inc.	9.500	10-01-20		350,000	199,626
Joseph T Ryerson & Son, Inc.	11.250	10-15-18		309,000	203,940
Lundin Mining Corp. (S)	7.500	11-01-20		325,000	287,625
Novelis, Inc.	8.750	12-15-20		475,000	440,563
Nyrstar Netherlands Holdings BV	8.500	09-15-19	EUR	100,000	92,821

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       53

	Rate (%)	Maturity date	Par value^		Value
Materials (continued)
Metals and mining (continued)
Nyrstar Netherlands Holdings BV (S)	8.500	09-15-19	EUR	325,000	$301,773
Petra Diamonds US Treasury PLC (S)	8.250	05-31-20		270,000	210,600
Reliance Steel & Aluminum Company	4.500	04-15-23		130,000	120,806
Rio Tinto Finance USA PLC	1.625	08-21-17		60,000	58,780
Rio Tinto Finance USA PLC	2.250	12-14-18		55,000	53,570
Rio Tinto Finance USA PLC	3.500	03-22-22		65,000	63,426
Rio Tinto Finance USA, Ltd.	3.750	09-20-21		20,000	19,810
Rio Tinto Finance USA, Ltd.	3.750	06-15-25		125,000	119,413
Southern Copper Corp.	5.250	11-08-42		155,000	115,847
Southern Copper Corp.	5.875	04-23-45		100,000	79,083
SunCoke Energy Partners LP (S)	7.375	02-01-20		225,000	141,750
Vedanta Resources PLC	8.250	06-07-21		200,000	109,000
Paper and forest products 0.2%
Celulosa Arauco y Constitucion SA	4.500	08-01-24		200,000	198,887
International Paper Company	3.650	06-15-24		245,000	239,026
Mercer International, Inc.	7.000	12-01-19		275,000	255,750
Mercer International, Inc.	7.750	12-01-22		150,000	138,000
Norbord, Inc. (S)	6.250	04-15-23		175,000	167,781
West Fraser Timber Company, Ltd. (S)	4.350	10-15-24		335,000	322,901
Telecommunication services 2.2%					19,592,586
Diversified telecommunication services 1.5%
B Communications, Ltd. (S)	7.375	02-15-21		450,000	486,000
Eutelsat SA	3.125	10-10-22	EUR	100,000	123,247
Frontier Communications Corp. (S)	8.875	09-15-20		425,000	438,813
GCX, Ltd. (S)	7.000	08-01-19		200,000	184,008
Grain Spectrum Funding LLC (S)	4.000	10-10-18		505,000	515,854
GTP Acquisition Partners I LLC (S)	2.350	06-15-20		330,000	327,551
Intelsat Jackson Holdings SA	7.250	10-15-20		175,000	120,750
Level 3 Communications, Inc.	5.750	12-01-22		225,000	232,313
Level 3 Financing, Inc.	5.375	08-15-22		850,000	873,375
Level 3 Financing, Inc.	5.625	02-01-23		325,000	334,750
Level 3 Financing, Inc.	6.125	01-15-21		75,000	78,375
Level 3 Financing, Inc.	7.000	06-01-20		50,000	52,438
OTE PLC	7.875	02-07-18	EUR	455,000	506,775
PCCW Capital No. 4, Ltd.	5.750	04-17-22		200,000	219,485
Sable International Finance, Ltd. (S)	6.875	08-01-22		400,000	381,000
Sable International Finance, Ltd. (S)	8.750	02-01-20		200,000	209,000
SmarTone Finance, Ltd.	3.875	04-08-23		200,000	193,712
T-Mobile USA, Inc.	6.000	03-01-23		1,300,000	1,342,250
T-Mobile USA, Inc.	6.375	03-01-25		125,000	126,563
T-Mobile USA, Inc.	6.500	01-15-24		75,000	76,875
T-Mobile USA, Inc.	6.500	01-15-26		675,000	684,025

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       54

	Rate (%)	Maturity date	Par value^		Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
T-Mobile USA, Inc.	6.731	04-28-22		170,000	$177,837
Telecom Italia SpA	5.875	05-19-23	GBP	50,000	73,042
Telefonica Emisiones SAU	4.570	04-27-23		245,000	260,266
Telefonica Emisiones SAU	4.710	01-20-20	EUR	100,000	124,587
Telefonica Emisiones SAU	5.375	02-02-18	GBP	50,000	73,411
Telefonica Europe BV (4.200% to 12-4-19, then 5 Year Euro Swap Rate + 3.806%) (Q)	4.200	12-04-19	EUR	200,000	202,251
United Group BV	7.875	11-15-20	EUR	475,000	541,159
UPC Holding BV (S)	6.750	03-15-23	CHF	175,000	185,345
UPC Holding BV (S)	6.750	03-15-23	EUR	200,000	230,655
Verizon Communications, Inc.	3.650	09-14-18		205,000	214,547
Verizon Communications, Inc.	4.500	09-15-20		330,000	358,885
Verizon Communications, Inc.	6.400	09-15-33		1,395,000	1,625,829
Wind Acquisition Finance SA (P)(S)	3.856	07-15-20	EUR	100,000	103,137
Wind Acquisition Finance SA (S)	4.750	07-15-20		600,000	579,000
Wind Acquisition Finance SA (S)	7.000	04-23-21	EUR	100,000	103,518
Wind Acquisition Finance SA (S)	7.375	04-23-21		1,275,000	1,173,000
Wireless telecommunication services 0.7%
Bharti Airtel International Netherlands BV	4.000	12-10-18	EUR	100,000	115,438
CC Holdings GS V LLC	2.381	12-15-17		290,000	291,465
CC Holdings GS V LLC	3.849	04-15-23		715,000	720,434
Digicel Group, Ltd.	8.250	09-30-20		200,000	156,000
Digicel Group, Ltd. (S)	8.250	09-30-20		625,000	487,500
Rogers Communications, Inc.	3.625	12-15-25		170,000	172,141
SBA Tower Trust (S)	2.240	04-16-18		125,000	123,652
SBA Tower Trust (S)	2.898	10-15-44		470,000	471,446
SBA Tower Trust (S)	2.933	12-15-42		630,000	627,135
SBA Tower Trust (S)	3.156	10-15-45		360,000	360,468
SBA Tower Trust (S)	3.598	04-15-43		570,000	574,950
SBA Tower Trust (S)	3.869	10-15-49		360,000	359,188
Sprint Capital Corp.	8.750	03-15-32		275,000	211,750
Sprint Communications, Inc.	11.500	11-15-21		725,000	614,438
TBG Global Pte, Ltd.	5.250	02-10-22		400,000	368,873
VimpelCom Holdings BV (S)	5.200	02-13-19		200,000	198,790
VimpelCom Holdings BV (S)	7.504	03-01-22		200,000	205,290
Utilities 1.2%					10,593,207
Electric utilities 0.8%
Alabama Power Company	3.750	03-01-45		300,000	288,305
American Transmission Systems, Inc. (S)	5.000	09-01-44		100,000	100,335
Appalachian Power Company	4.450	06-01-45		160,000	158,728
Appalachian Power Company	6.375	04-01-36		115,000	133,885

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       55

	Rate (%)	Maturity date	Par value^		Value
Utilities (continued)
Electric utilities (continued)
Comision Federal de Electricidad (S)	4.875	01-15-24		200,000	$200,250
Eastern Power Networks PLC	5.750	03-08-24	GBP	30,000	50,180
Empresas Publicas de Medellin ESP	7.625	09-10-24	COP	153,000,000	37,076
Enel Finance International NV	5.625	08-14-24	GBP	50,000	80,921
Enel SpA (5.000% to 1-15-20, then 5 Year Euro Swap Rate + 3.648%)	5.000	01-15-75	EUR	100,000	109,625
Energy Future Intermediate Holding Company LLC (H)(S)	11.750	03-01-22		833,097	878,918
ESB Finance, Ltd.	6.500	03-05-20	GBP	50,000	81,158
Eskom Holdings SOC, Ltd.	6.750	08-06-23		200,000	173,101
Eskom Holdings SOC, Ltd.	7.125	02-11-25		800,000	692,092
Eskom Holdings, Ltd.	5.750	01-26-21		400,000	349,333
Exelon Corp.	1.550	06-09-17		120,000	119,418
Exelon Corp.	2.850	06-15-20		160,000	161,358
FirstEnergy Corp.	2.750	03-15-18		180,000	181,834
FirstEnergy Corp.	4.250	03-15-23		255,000	266,195
FirstEnergy Transmission LLC (S)	4.350	01-15-25		195,000	203,539
Infinis PLC (S)	7.000	02-15-19	GBP	200,000	275,726
IPALCO Enterprises, Inc.	5.000	05-01-18		85,000	88,613
Israel Electric Corp., Ltd. (S)	6.875	06-21-23		250,000	288,688
Lamar Funding, Ltd.	3.958	05-07-25		200,000	174,000
Majapahit Holding BV	7.875	06-29-37		100,000	110,250
MidAmerican Energy Company	4.250	05-01-46		175,000	182,582
Monongahela Power Company (S)	5.400	12-15-43		200,000	227,844
Monongahela Power Company (S)	5.700	03-15-17		25,000	25,917
Pennsylvania Electric Company	6.150	10-01-38		180,000	196,796
Perusahaan Listrik Negara PT	5.250	10-24-42		400,000	331,500
Perusahaan Listrik Negara PT	5.500	11-22-21		200,000	211,000
PPL Capital Funding, Inc.	1.900	06-01-18		55,000	54,888
PPL WEM Holdings PLC (S)	3.900	05-01-16		340,000	340,616
Public Service Company of Oklahoma	5.150	12-01-19		35,000	37,992
San Diego Gas & Electric Company	1.914	02-01-22		55,714	54,822
Scottish Power UK PLC	8.375	02-20-17	GBP	20,000	29,675
Southern Power Company	1.850	12-01-17		25,000	25,005
Southern Power Company	4.150	12-01-25		55,000	55,267
Terraform Global Operating LLC (S)	9.750	08-15-22		350,000	251,125
Zhejiang Energy Group Hong Kong, Ltd.	2.300	09-30-17		200,000	199,435
Gas utilities 0.0%
Perusahaan Gas Negara Persero Tbk PT (S)	5.125	05-16-24		200,000	199,456
Independent power and renewable electricity producers 0.3%
AES Corp. (P)	3.414	06-01-19		75,000	71,250
AES Corp.	5.500	03-15-24		425,000	391,000
Calpine Corp.	5.375	01-15-23		500,000	466,250

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       56

	Rate (%)	Maturity date	Par value^		Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Constellation Energy Group, Inc.	5.150	12-01-20		80,000	$88,165
Dynegy, Inc.	6.750	11-01-19		325,000	303,063
Exelon Generation Company LLC	2.950	01-15-20		260,000	260,106
IPALCO Enterprises, Inc.	3.450	07-15-20		235,000	234,119
NRG Energy, Inc.	6.625	03-15-23		350,000	295,750
TerraForm Power Operating LLC (S)	5.875	02-01-23		75,000	56,250
TerraForm Power Operating LLC (S)	6.125	06-15-25		250,000	183,750
Multi-utilities 0.1%
Dominion Resources, Inc. (S)	2.125	02-15-18		110,000	109,841
Enable Oklahoma Intrastate Transmission LLC (S)	6.250	03-15-20		70,000	53,611
NiSource Finance Corp.	10.750	03-15-16		115,000	115,331
Sempra Energy	2.850	11-15-20		125,000	125,464
Teco Energy, Inc. (P)	1.217	04-10-18		180,000	177,452
Water utilities 0.0%
Severn Trent Utilities Finance PLC	6.125	02-26-24	GBP	20,000	34,357
Convertible bonds 0.1%					$442,020
(Cost $412,168)
Consumer discretionary 0.1%					256,057
Automobiles 0.1%
Tesla Motors, Inc.	0.250	03-01-19		136,000	115,430
Tesla Motors, Inc.	1.250	03-01-21		179,000	140,627
Information technology 0.0%					185,963
Internet software and services 0.0%
MercadoLibre, Inc.	2.250	07-01-19		180,000	185,963
Municipal bonds 0.4%					$3,786,572
(Cost $3,526,281)
Chicago Metropolitan Water Reclamation District (Illinois)	5.720	12-01-38		165,000	199,888
City of Chicago (Illinois)	6.395	01-01-40		150,000	196,557
City of New York (New York)	6.271	12-01-37		115,000	153,206
Commonwealth of Massachusetts	4.500	08-01-31		190,000	216,862
Commonwealth of Puerto Rico, Series A	8.000	07-01-35		475,000	342,608
Denver City & County School District No. 1 (Colorado)	4.242	12-15-37		130,000	137,301
District of Columbia	5.591	12-01-34		40,000	50,358
East Bay Municipal Utility District (California)	5.874	06-01-40		135,000	177,216
Florida Hurricane Catastrophe Fund Finance Corp., Series A	1.298	07-01-16		250,000	250,513
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995	07-01-20		265,000	273,446

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       57

	Rate (%)	Maturity date	Par value^	Value
Internet software and services (continued)
Florida State Board of Administration Finance Corp.	2.163	07-01-19	170,000	$170,556
JobsOhio Beverage System	4.532	01-01-35	125,000	139,806
Los Angeles Department of Airports (California)	7.053	05-15-40	185,000	260,576
Maryland State Transportation Authority	5.888	07-01-43	125,000	161,116
Metropolitan Transportation Authority (New York)	7.336	11-15-39	55,000	83,186
North Carolina Eastern Municipal Power Agency	1.561	07-01-17	75,000	75,388
North Carolina Eastern Municipal Power Agency	2.003	07-01-18	5,000	5,060
Port Authority of New York & New Jersey	4.458	10-01-62	340,000	341,149
South Carolina State Public Service Authority	4.322	12-01-27	260,000	289,349
State of Oregon	5.892	06-01-27	60,000	74,168
University of California (P)	0.926	07-01-41	85,000	84,981
University of California	4.131	05-15-45	60,000	60,448
Virginia Commonwealth Transportation Board	5.350	05-15-35	35,000	42,834
Term loans (M) 6.1%				$54,327,709
(Cost $56,934,391)
Consumer discretionary 2.3%				20,080,200
Auto components 0.0%
MPG Holdco I, Inc.	3.750	10-20-21	78,579	74,807
TI Group Automotive Systems LLC	4.500	06-30-22	124,688	120,012
Automobiles 0.0%
FCA US LLC	3.500	05-24-17	222,093	220,798
Diversified consumer services 0.1%
Ascent Capital Group, Inc.	4.500	04-11-22	24,625	22,860
Standard Aero, Ltd.	5.250	07-07-22	473,813	469,371
The ServiceMaster Company LLC	4.250	07-01-21	174,118	172,595
WASH Multifamily Laundry Systems LLC	4.250	05-14-22	199,000	191,786
Hotels, restaurants and leisure 0.6%
American Casino & Entertainment Properties LLC	4.750	07-07-22	49,750	49,253
AMF Bowling Centers, Inc.	7.250	09-18-21	74,435	73,039
CCM Merger, Inc.	4.500	08-08-21	175,000	173,633
CityCenter Holdings LLC	4.250	10-16-20	388,614	385,861
Eldorado Resorts, Inc.	4.250	07-23-22	149,500	148,753
Equinox Holdings, Inc.	5.000	01-31-20	247,240	242,501
ESH Hospitality, Inc.	5.000	06-24-19	268,739	269,243
Four Seasons Holdings, Inc.	3.500	06-27-20	173,397	170,146
Four Seasons Holdings, Inc.	6.250	12-27-20	275,000	268,125
Graton Economic Development Authority	4.750	09-01-22	121,251	119,735

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       58

	Rate (%)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Worldwide Finance LLC	3.500		10-26-20	132,780	$132,248
Intrawest Operations Group LLC	4.750		12-09-20	71,058	69,282
La Quinta Intermediate Holdings LLC	3.750		04-14-21	173,112	164,745
Las Vegas Sands LLC	3.250		12-19-20	215,600	214,208
Life Time Fitness, Inc.	4.250		06-10-22	697,125	672,145
MGM Resorts International	3.500		12-20-19	97,000	96,010
New Red Finance, Inc.	3.750		12-10-21	628,094	624,691
Peninsula Gaming LLC	4.250		11-20-17	193,781	192,570
PF Chang's China Bistro, Inc.	4.252		07-02-19	685,571	639,295
Playa Resorts Holding BV	4.000		08-09-19	99,176	93,721
Sabre GLBL, Inc.	4.000		02-19-19	200,000	197,550
Station Casinos LLC	4.250		03-02-20	70,815	69,664
World Endurance Holdings	5.250		06-26-21	98,747	94,797
Household durables 0.0%
Leslie's Poolmart, Inc.	4.250		10-16-19	175,000	168,438
Internet and catalog retail 0.1%
Travelport Finance Luxembourg Sarl	5.754		09-02-21	271,645	263,224
Leisure products 0.0%
ClubCorp Club Operations, Inc.	4.250		12-15-22	100,000	98,333
Media 1.0%
Acosta, Inc.	4.250		09-26-21	221,955	208,083
Advantage Sales & Marketing, Inc.	4.250		07-23-21	98,750	93,473
Altice Financing SA	5.250		02-04-22	49,750	48,320
Altice Financing SA	5.500		07-02-19	867,359	855,795
Altice US Finance I Corp.	4.250		12-14-22	325,000	318,581
AMC Entertainment, Inc.	4.000		12-15-22	24,938	24,893
ASP NEP	10.000		07-22-20	25,000	23,000
CCO Safari III LLC	3.500		01-24-23	225,000	223,232
Cengage Learning Acquisitions, Inc.	7.000		03-31-20	125,000	119,844
Creative Artists Agency LLC	5.500		12-17-21	24,750	24,518
Cumulus Media Holdings, Inc.	4.250		12-23-20	394,242	259,953
Delta 2 Lux Sarl	4.750		07-30-21	1,027,650	947,686
Delta 2 Lux Sarl	7.750		07-31-22	375,000	322,969
Entercom Radio LLC	4.036		11-23-18	170,796	168,661
Gray Television, Inc. (T)		TBD	06-13-21	150,000	149,125
Houghton Mifflin Harcourt Publishers, Inc.	4.000		05-31-21	74,625	71,453
iHeartCommunications, Inc.	7.189		01-30-19	675,000	436,556
Lions Gate Entertainment Corp.	5.000		03-17-22	375,000	337,500
McGraw-Hill Global Education Holdings LLC	4.750		03-22-19	315,352	308,256
MGOC, Inc.	4.000		07-31-20	249,133	248,323
NEP Broadcasting LLC	4.250		01-22-20	173,503	157,888
Neptune Finco Corp.	5.000		10-09-22	1,450,000	1,437,917

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       59

	Rate (%)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Numericable US LLC	4.500		05-21-20	322,308	$309,709
Townsquare Media, Inc.	4.250		04-01-22	200,014	196,347
Tribune Media Company	3.750		12-27-20	153,092	151,051
Univision Communications, Inc.	4.000		03-01-20	885,293	860,058
WideOpenWest Finance LLC	4.500		04-01-19	215,852	206,206
William Morris Endeavor Entertainment LLC	8.250		05-06-22	250,000	210,000
Yankee Cable Acquisition LLC	4.250		03-01-20	338,692	332,342
Multiline retail 0.2%
Dollar Tree, Inc.	3.500		07-06-22	60,876	60,724
Dollar Tree, Inc.	4.250		07-06-22	175,000	173,633
JC Penney Corp., Inc.	6.000		05-22-18	1,052,311	1,040,472
Neiman Marcus Group, Ltd. LLC	4.250		10-25-20	259,008	216,725
Specialty retail 0.3%
Academy, Ltd.	5.000		07-01-22	1,021,025	936,152
Party City Holdings, Inc.	4.250		08-19-22	174,563	167,507
PetSmart, Inc.	4.250		03-11-22	982,942	950,724
Pilot Travel Centers LLC	3.750		10-01-21	162,295	162,295
The Men's Wearhouse, Inc.	4.500		06-18-21	223,860	204,832
The Men's Wearhouse, Inc.	5.000		06-18-21	175,000	151,958
Consumer staples 0.3%					3,033,239
Food and staples retailing 0.1%
Albertsons LLC	5.500		12-21-22	250,000	242,723
Rite Aid Corp.	5.750		08-21-20	525,000	525,000
US Foods, Inc.	4.500		03-31-19	125,000	123,047
Food products 0.2%
B&G Foods, Inc.	3.750		11-02-22	50,000	49,875
Hostess Brands LLC	4.500		08-03-22	399,313	394,197
Hostess Brands LLC	8.500		08-03-23	225,000	216,000
Pinnacle Foods Finance LLC	3.750		01-13-23	125,000	125,195
Post Holdings, Inc. (T)		TBD	06-02-21	175,000	174,531
Royal Holdings, Inc.	4.500		06-19-22	124,375	120,426
Royal Holdings, Inc.	8.500		06-19-23	75,000	69,000
Shearer's Foods LLC	4.938		06-30-21	173,681	167,602
Shearer's Foods LLC	7.750		06-30-22	100,000	91,000
The Brickman Group, Ltd. LLC	4.000		12-18-20	73,055	70,551
The Brickman Group, Ltd. LLC	7.500		12-17-21	75,000	66,750
Household products 0.0%
Reynolds Group Holdings, Inc.	4.500		12-01-18	325,000	323,741
The Sun Products Corp.	5.500		03-23-20	125,000	118,542
Personal products 0.0%
Prestige Brands, Inc.	3.500		09-03-21	155,513	155,059

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       60

	Rate (%)	Maturity date	Par value^	Value
Energy 0.2%				$1,901,268
Energy equipment and services 0.0%
Hercules Offshore, Inc.	10.500	05-06-20	501,792	308,602
Oil, gas and consumable fuels 0.2%
CGG Holding US, Inc.	7.539	05-15-19	250,000	172,708
EMG Utica LLC	4.750	03-27-20	67,825	50,869
ExGen Renewables I LLC	5.250	02-08-21	817,292	813,205
MEG Energy Corp.	3.750	03-31-20	121,214	85,516
Terra-Gen Finance Company LLC	5.250	12-09-21	356,312	309,992
TPF II Power LLC	5.500	10-02-21	172,139	160,376
Financials 0.7%				5,931,989
Banks 0.0%
Diamond US Holding LLC	4.750	12-17-21	49,500	48,799
Svenska Handelsbanken AB	4.000	01-08-23	50,000	49,906
Capital markets 0.1%
BATS Global Markets Holdings, Inc.	5.750	01-31-20	130,200	129,711
ION Trading Technologies SARL	4.250	06-10-21	274,313	264,026
Onex Wizard Acquisition Company II SCA	4.250	03-13-22	768,618	746,521
Diversified financial services 0.0%
CDS US Intermediate Holdings, Inc.	5.000	07-08-22	49,875	45,935
Insurance 0.5%
Acrisure LLC	6.500	05-19-22	99,599	94,121
Alliant Holdings I LLC	4.500	08-12-22	373,686	360,724
Asurion LLC	5.000	05-24-19	677,478	636,660
Asurion LLC	5.000	08-04-22	1,016,031	930,515
Asurion LLC	8.500	03-03-21	1,175,000	948,446
HUB International, Ltd.	4.000	10-02-20	223,357	213,166
Sedgwick Claims Management Services, Inc.	6.750	02-28-22	375,000	327,188
Sedgwick, Inc.	3.750	03-01-21	23,938	22,861
USI, Inc.	4.250	12-27-19	421,264	407,178
Real estate investment trusts 0.1%
Capital Automotive LP	4.000	04-10-19	48,878	48,695
Capital Automotive LP	6.000	04-30-20	250,000	243,750
Equinix, Inc.	4.500	01-08-23	75,000	103,139
Real estate management and development 0.0%
Realogy Group LLC	3.750	03-05-20	174,112	172,298
Thrifts and mortgage finance 0.0%
Walter Investment Management Corp.	4.750	12-19-20	168,207	138,350
Health care 0.6%				4,894,628
Biotechnology 0.0%
AMAG Pharmaceuticals, Inc.	4.750	08-13-21	24,688	23,823

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       61

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies 0.0%
DJO Finance LLC	4.250	06-08-20	124,375	$119,815
Health care providers and services 0.3%
Acadia Healthcare Company, Inc.	4.250	02-11-22	49,500	49,335
Acadia Healthcare Company, Inc.	4.500	02-16-23	125,000	125,000
Catalent Pharma Solutions, Inc.	4.250	05-20-21	222,181	219,681
Community Health Systems, Inc.	3.750	12-31-19	130,721	124,165
Community Health Systems, Inc.	4.000	01-27-21	489,274	464,122
Envision Healthcare Corp.	4.500	10-28-22	100,000	99,375
HC Group Holdings III, Inc.	6.000	04-07-22	24,875	24,740
HCA, Inc.	3.357	05-01-18	222,159	221,851
IASIS Healthcare LLC	4.500	05-03-18	174,103	169,206
Medimpact Healthcare Systems	5.750	10-27-22	49,375	48,388
MPH Acquisition Holdings LLC	3.750	03-31-21	141,973	138,379
Onex Schumacher Finance LP	5.000	07-31-22	49,875	48,753
RegionalCare Hospital Partners, Inc.	6.000	04-23-19	99,244	97,259
Renal Care Group, Inc.	9.000	12-31-23	75,000	73,406
Surgery Center Holdings, Inc.	5.250	11-03-20	247,873	242,916
Surgery Center Holdings, Inc.	8.500	11-03-21	25,153	22,135
Team Health, Inc.	4.500	11-23-22	100,000	99,688
US Renal Care, Inc.	5.250	12-31-22	450,000	445,875
Pharmaceuticals 0.3%
Amneal Pharmaceuticals LLC	4.501	11-01-19	49,271	48,471
Concordia Healthcare Corp.	5.250	10-21-21	375,000	358,359
DPx Holdings BV	4.250	03-11-21	323,864	307,509
Endo Luxembourg Finance I Company Sarl	3.750	09-26-22	25,000	24,688
Horizon Pharma, Inc.	4.500	05-07-21	149,250	142,534
Pharmaceutical Product Development LLC	4.250	08-18-22	152,786	148,699
Valeant Pharmaceuticals International, Inc.	3.500	02-13-19	275,000	260,219
Valeant Pharmaceuticals International, Inc.	3.750	08-05-20	225,000	210,214
Valeant Pharmaceuticals International, Inc.	4.000	04-01-22	571,250	536,023
Industrials 0.4%				3,451,460
Aerospace and defense 0.1%
CAMP International Holding Company	4.750	05-31-19	272,016	253,882
TransDigm, Inc.	3.500	05-14-22	99,286	94,611
Aerospace and defense 0.0%
B/E Aerospace, Inc.	4.000	12-16-21	46,909	46,886
Airlines 0.0%
American Airlines, Inc.	3.500	10-10-21	173,250	170,620
Building products 0.0%
C.H.I. Overhead Doors, Inc.	4.750	07-29-22	99,750	97,755
C.H.I. Overhead Doors, Inc.	8.750	07-22-23	25,000	23,125

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       62

	Rate (%)		Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
Jeld-Wen, Inc.	4.750		07-01-22	74,813	$73,566
Quanex Building Products Corp.	6.250		11-02-22	75,000	73,125
Commercial services and supplies 0.1%
Allied Security Holdings LLC	4.250		02-12-21	72,311	69,298
IMC OP LP	4.500		08-15-20	49,624	48,570
IMC OP LP	8.750		08-15-21	50,000	47,000
Neff Rental LLC	7.250		06-09-21	25,000	18,750
Nord Anglia Education Finance LLC	5.000		03-31-21	466,813	439,972
Machinery 0.2%
Filtration Group, Inc.	4.250		11-21-20	708,171	677,778
Gardner Denver, Inc.	4.250		07-30-20	243,784	200,878
Husky Injection Molding Systems, Ltd.	4.250		06-30-21	273,400	259,474
Husky Injection Molding Systems, Ltd.	7.250		06-30-22	103,307	98,142
Manitowoc Foodservice, Inc. (T)		TBD	04-02-23	175,000	174,344
Milacron LLC	4.500		09-28-20	308,014	301,083
Professional services 0.0%
On Assignment, Inc.	3.750		06-03-22	65,091	64,928
Road and rail 0.0%
Audio Visual Services Corp.	4.500		01-24-21	74,432	70,710
Trading companies and distributors 0.0%
Beacon Roofing Supply, Inc.	4.000		10-01-22	49,875	49,532
HD Supply, Inc.	3.750		08-13-21	99,750	97,431
Information technology 0.9%					8,363,970
Communications equipment 0.0%
CommScope, Inc.	3.827		12-29-22	49,875	49,267
Integra Telecom Holdings, Inc.	5.250		08-14-20	49,625	46,747
Riverbed Technology, Inc.	6.000		04-24-22	74,438	72,856
Electronic equipment, instruments and components 0.0%
Dell International LLC	4.000		04-29-20	98,562	97,959
Zebra Technologies Corp.	4.750		10-27-21	192,138	192,090
Internet software and services 0.2%
Ancestry.com, Inc.	5.000		08-17-22	473,813	466,942
Blue Coat Systems, Inc.	4.500		05-20-22	174,563	165,107
Go Daddy Operating Company LLC	4.250		05-13-21	173,180	171,857
Hyland Software, Inc.	8.250		07-01-23	25,000	22,625
Match Group, Inc.	5.500		11-16-22	735,000	732,856
Zayo Group LLC	3.750		05-06-21	272,050	267,192
Zayo Group LLC	4.500		05-06-21	175,000	174,617
IT services 0.2%
First Data Corp.	4.184		07-08-22	670,000	652,915
First Data Corp.	4.434		03-24-21	737,724	726,658

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       63

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services (continued)
Presidio, Inc.	5.250	02-02-22	47,557	$45,388
TierPoint LLC	5.250	11-10-21	24,750	24,090
TierPoint LLC	5.500	12-02-21	75,000	73,000
Semiconductors and semiconductor equipment 0.1%
Avago Technologies, Ltd.	4.250	02-01-23	525,000	515,977
NXP Funding LLC	3.750	12-07-20	300,000	299,109
Software 0.3%
Activision Blizzard, Inc.	3.250	10-12-20	123,188	123,072
Apax Partners LLP	5.750	10-21-22	50,000	47,875
BMC Software Finance, Inc.	5.000	09-10-20	173,622	138,464
IMS Health, Inc.	3.500	03-17-21	149,241	146,256
Kronos, Inc.	4.500	10-30-19	1,044,850	1,012,982
Kronos, Inc.	9.750	04-30-20	574,824	557,148
Renaissance Learning, Inc.	4.500	04-09-21	147,044	137,976
SCS Holdings, Inc.	6.000	10-30-22	98,876	96,899
SolarWinds, Inc.	6.500	02-03-23	450,000	430,125
SS&C European Holdings SARL	4.018	07-08-22	23,967	23,723
SS&C Technologies, Inc.	4.007	07-08-22	166,230	164,538
Technology hardware, storage and peripherals 0.1%
CPI Card Group, Inc.	5.500	08-17-22	214,799	209,160
Linxens France SA	5.000	10-14-22	475,000	456,000
Linxens France SA	9.500	10-16-23	25,000	22,500
Materials 0.3%				2,896,622
Chemicals 0.2%
MacDermid, Inc.	5.500	06-07-20	399,000	363,090
Minerals Technologies, Inc.	4.750	05-09-21	100,000	97,625
PQ Corp.	4.000	08-07-17	200,000	195,750
Rise Acquisition LLC	7.539	01-29-21	75,000	72,464
Solenis International LP	4.250	07-31-21	198,185	187,037
Solenis International LP	7.750	07-31-22	650,000	514,584
Univar USA, Inc.	4.250	07-01-22	349,125	330,069
Construction materials 0.1%
Apex Tool Group LLC	4.500	01-31-20	99,235	93,405
Quikrete Holdings, Inc.	4.000	09-28-20	173,804	169,416
Summit Materials LLC	4.250	07-17-22	472,625	465,142
Containers and packaging 0.0%
Anchor Glass Container Corp.	4.500	07-01-22	175,000	173,524
Berry Plastics Corp.	4.000	10-01-22	162,063	160,908
Kloeckner Pentaplast of America, Inc.	5.000	04-28-20	34,855	34,579
KP Germany Erste GmbH	5.000	04-28-20	14,895	14,777
Prolampac Intermediate, Inc.	5.752	08-18-22	24,938	24,252

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       64

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services 0.2%				$2,146,991
Diversified telecommunication services 0.1%
Integra Telecom Holdings, Inc.	9.750	02-12-21	22,052	21,078
Intelsat Jackson Holdings SA	3.750	06-30-19	663,704	594,292
IPC Corp.	5.500	08-06-21	49,625	44,663
IPC Corp.	10.500	02-06-22	25,000	19,125
Level 3 Financing, Inc.	3.500	05-31-22	550,000	542,552
Telesat Canada	3.500	03-28-19	320,876	314,458
Virgin Media Investment Holdings, Ltd.	3.500	06-30-23	151,497	146,801
Wireless telecommunication services 0.1%
LTS Buyer LLC	4.000	04-13-20	273,597	265,959
LTS Buyer LLC	8.000	04-12-21	50,000	48,042
T-Mobile USA, Inc.	3.500	11-09-22	150,000	150,021
Utilities 0.2%				1,627,342
Electric utilities 0.2%
Chief Power Finance LLC	5.750	12-31-20	123,750	113,231
Energy Future Intermediate Holding Company LLC	4.250	12-19-16	1,450,000	1,442,298
Independent power and renewable electricity producers 0.0%
Calpine Corp.	4.000	01-15-23	75,000	71,813
Collateralized mortgage obligations 3.5%				$31,200,208
(Cost $31,564,630)
Commercial and residential 2.9%				25,432,500
Alternative Loan Trust
Series 2004-33, Class 4A1 (P)	2.636	12-25-34	107,737	101,912
Series 2005-61, Class 2A2 (P)	0.816	12-25-35	31,876	24,633
BAMLL Commercial Mortgage Securities Trust Series 2014-IP, Class A (P)	2.717	06-15-28	100,000	101,426
Banc of America Commercial Mortgage Trust
Series 2006-5, Class AM	5.448	09-10-47	10,000	10,115
Series 2007-4, Class AM (P)	5.808	02-10-51	220,000	228,932
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class A4 (P)	5.832	05-10-45	20,571	20,562
Series 2006-3, Class AM (P)	5.856	07-10-44	300,000	301,330
Series 2006-4, Class A4	5.634	07-10-46	125,911	126,150
Series 2007-5, Class A4	5.492	02-10-51	452,506	468,229
Banc of America Funding Corp.
Series 2005-A, Class 5A1 (P)	0.732	02-20-35	4,953	4,640
Series 2007-6, Class A1 (P)	0.726	07-25-37	42,198	35,284
Series 2007-6, Class A2 (P)	0.716	07-25-37	60,051	50,339
Banc of America Mortgage Securities
Series 2005-B, Class 2A1 (P)	2.834	03-25-35	76,650	70,416
Series 2004-A, Class 2A2 (P)	2.943	02-25-34	33,180	31,419

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       65

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2004-D, Class 2A2 (P)	2.723	05-25-34	14,445	$14,225
Series 2004-H, Class 2A2 (P)	2.822	09-25-34	47,017	45,737
Series 2004-I, Class 3A2 (P)	2.840	10-25-34	8,716	8,578
Series 2005-J, Class 3A1 (P)	2.999	11-25-35	62,635	58,977
Bear Stearns ALT-A Trust Series 2006-1, Class 11A1 (P)	0.916	02-25-36	147,178	117,762
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A1	1.242	05-10-47	85,814	85,162
Series 2014-GC21, Class AS	4.026	05-10-47	365,000	382,707
Series 2015-GC27, Class A1	1.353	02-10-48	48,431	48,010
Series 2015-GC29, Class A4	3.192	04-10-48	495,000	497,673
Series 2015-GC33, Class A4	3.778	09-10-58	80,000	84,206
Series 2015-GC35, Class A4	3.818	11-10-48	220,000	231,875
Series 2015-P1, Class A5	3.717	09-15-48	75,000	78,664
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX (P)	5.366	12-11-49	590,000	600,421
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class A1	1.324	11-10-47	31,780	31,156
Series 2014-CR21, Class A1	1.494	12-10-47	23,492	23,308
Series 2014-CR21, Class A3	3.528	12-10-47	465,000	482,394
Series 2014-UBS6, Class A1	1.445	12-10-47	50,341	50,073
Series 2014-UBS6, Class A5	3.644	12-10-47	400,000	416,002
Series 2015-CR22, Class A1	1.569	03-10-48	56,416	56,236
Series 2015-CR24, Class A1	1.652	08-10-55	73,764	73,602
Series 2015-CR26, Class A4	3.630	08-10-25	281,000	290,774
Series 2015-LC21, Class A4	3.708	07-10-48	465,000	485,471
Series 2015-LC23, Class A2	3.221	10-10-53	480,000	501,458
Series 2016-CR28, Class AHR	3.651	02-10-49	130,000	133,658
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class A (P) (S)	1.274	02-13-32	280,000	271,559
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company)
Series 2015-PC1, Class A2	3.148	07-10-50	75,000	78,201
Series 2015-PC1, Class A5	3.902	07-10-50	960,000	1,016,308
Series 2015-PC1, Class AM	4.290	07-10-50	60,000	62,512
Series 2015-PC1, Class B (P)	4.443	07-10-50	100,000	98,996
Series 2015-PC1, Class C (P)	4.443	07-10-50	80,000	69,514
Commercial Mortgage Trust (Deutsche Bank AG/UBS) Series 2014-UBS2, Class A1	1.298	03-10-47	58,202	57,614
Commercial Mortgage Trust (Goldman Sachs & Company/RBS Greenwich Capital)
Series 2007-GG9, Class AM	5.475	03-10-39	305,000	310,054
Series 2007-GG9, Class AMFX	5.475	03-10-39	400,000	407,072
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A (S)	3.639	11-15-34	445,000	467,680

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       66

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-GLPB, Class B (P)	3.811	11-15-34	190,000	$193,066
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A1	1.684	04-15-50	44,563	44,478
Series 2015-C2, Class A1	1.454	06-15-57	246,068	244,390
Series 2015-C3, Class A4	3.718	08-15-48	70,000	73,203
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2, Class 1A1 (P)	0.836	04-25-35	82,180	70,477
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A (P)	1.270	09-19-44	87,876	80,616
Series 2004-AR4, Class 2A1A (P)	0.790	01-19-45	381,414	323,044
Eleven Madison Mortgage Trust Series 2015-11AD, Class A (P) (S)	3.555	09-10-35	100,000	104,267
Fosse Master Issuer PLC
Series 2011-1A, Class A5 (P) (S)	3.620	10-18-54	108,518	108,845
Series 2012-1A, Class 3A1 (P) (S)	2.118	10-18-54	203,700	205,902
FREMF Mortgage Trust
Series 2015-K43, Class B (P) (S)	3.735	02-25-48	145,000	119,814
Series 2015-K45, Class B (P) (S)	3.591	04-25-48	130,000	117,032
Series 2015-K46, Class B (P) (S)	3.696	04-25-48	230,000	209,513
Series 2015-K49, Class B (P) (S)	3.721	07-25-25	115,000	94,907
Series 2015-K718, Class B (P) (S)	3.548	02-25-22	235,000	217,337
Series 2015-K720, Class B (P) (S)	3.389	07-25-22	475,000	429,204
GMAC Mortgage Corp. Loan Trust Series 2005-AR3, Class 5A1 (P)	3.178	06-19-35	21,313	20,960
GreenPoint MTA Trust Series 2005-AR1, Class A1 (P)	0.916	06-25-45	167,293	125,767
GS Mortgage Securities Trust
Series 2014-EB1A, Class 2A1 (P) (S)	2.495	07-25-44	152,957	151,473
Series 2014-GC20, Class A1	1.343	04-10-47	45,321	45,066
Series 2014-GC22, Class A1	1.290	06-10-47	62,730	62,205
Series 2014-GC24, Class A1	1.509	09-10-47	112,020	111,444
Series 2015-GC28, Class A1	1.528	02-10-48	80,681	80,299
Series 2015-GC34, Class AS	3.911	10-10-48	55,000	55,644
Series 2015-GC35, Class A4	3.506	10-10-48	170,000	174,986
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A (P)	0.650	05-19-35	47,357	38,728
Series 2006-9, Class 2A1A (P)	0.640	11-19-36	510,703	371,312
Holmes Master Issuer PLC Series 2012-3A, Class B1 (P) (S)	2.822	10-15-54	250,000	254,661
HomeBanc Mortgage Trust
Series 2005-4, Class A1 (P)	0.706	10-25-35	128,718	117,377
Series 2005-4, Class A2 (P)	0.766	10-25-35	88,412	81,014
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A1	1.322	08-15-47	42,020	41,732
Series 2014-C22, Class A1	1.451	09-15-47	27,060	26,896

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       67

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-C23, Class A1	1.650	09-15-47	40,864	$40,643
Series 2014-C24, Class A1	1.539	11-15-47	16,689	16,559
Series 2014-C26, Class A1	1.596	01-15-48	133,543	132,709
Series 2015-C27, Class A1	1.414	02-15-48	63,614	63,029
Series 2015-C28, Class A1	1.445	10-15-48	240,720	238,730
Series 2015-C28, Class A4	3.227	10-15-48	510,000	512,895
Series 2015-C30, Class A1	1.738	07-15-48	56,185	56,142
Series 2015-C30, Class A2	3.087	07-15-48	30,000	31,306
Series 2015-C30, Class A5	3.822	07-15-48	255,000	267,527
Series 2015-C31, Class A3	3.801	08-15-48	530,000	557,303
JPMorgan Alternative Loan Trust Series 2007-A2, Class 12A3 (P)	0.626	06-25-37	57,968	53,677
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	5.930	04-15-45	105,000	105,360
Series 2006-LDP8, Class AJ (P)	5.480	05-15-45	75,000	75,724
Series 2007-CB19, Class A4 (P)	5.702	02-12-49	155,334	159,767
Series 2007-CB19, Class AM (P)	5.702	02-12-49	740,000	757,224
Series 2007-LD11, Class AM (P)	5.782	06-15-49	80,000	78,287
Series 2007-LD12, Class A4 (P)	5.882	02-15-51	340,000	352,038
Series 2014-C20, Class A1	1.268	07-15-47	52,480	52,043
Series 2016-ATRM, Class A (S)	2.962	10-05-28	270,000	269,183
JPMorgan Mortgage Trust Series 2005-ALT1, Class 1A1 (P)	0.736	10-25-35	143,045	107,743
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4	4.568	01-15-31	3,008	3,018
Series 2007-C2, Class AM (P)	5.493	02-15-40	225,000	228,797
Series 2008-C1, Class A2 (P)	6.087	04-15-41	556,536	581,820
Series 2008-C1, Class AM (P)	6.087	04-15-41	65,000	67,229
Liberty Funding LLC Series 2016-225L, Class A (S)	3.597	02-10-36	100,000	103,756
Merrill Lynch Mortgage Investors Trust Series 2005-A9, Class 2A1C (P)	2.681	12-25-35	125,000	119,616
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM (P)	5.782	08-12-43	60,000	60,566
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A1	1.294	06-15-47	48,560	48,125
Series 2014-C17, Class A1	1.551	08-15-47	38,383	38,188
Series 2014-C18, Class A1	1.686	10-15-47	63,261	63,018
Series 2014-C19, Class A1	1.573	12-15-47	84,148	83,606
Series 2015-C24, Class B (P)	4.354	08-15-47	60,000	55,516
Series 2015-C24, Class C (P)	4.354	08-15-47	40,000	33,786
Series 2015-C27, Class A4	3.753	12-15-47	660,000	691,778
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4 (P)	5.731	07-12-44	57,781	57,745
Series 2007-IQ14, Class AM (P)	5.697	04-15-49	105,000	105,928

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       68

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-IQ14, Class AMFX (P)	5.697	04-15-49	340,000	$343,473
Series 2015-MS1, Class AS (P)	4.029	05-15-48	20,000	21,131
Series 2015-MS1, Class B (P)	4.029	05-15-48	235,000	232,534
STARM Mortgage Loan Trust Series 2007-2, Class 5A1 (P)	5.354	04-25-37	71,607	60,150
Towd Point Mortgage Trust
Series 2015-3, Class A1B (P) (S)	3.000	03-25-54	713,581	718,336
Series 2015-4, Class A1B (P) (S)	2.750	04-26-55	545,497	544,912
Series 2015-5, Class A1B (P) (S)	2.750	05-25-55	624,901	624,253
Vendee Mortgage Trust Series 1996-3, Class 4 (P)	9.624	03-15-25	775	827
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class A1B (P)	1.216	01-25-45	69,712	60,547
Series 2005-AR11, Class A1C3 (P)	0.946	08-25-45	156,443	130,433
Series 2005-AR12, Class 2A1 (P)	2.579	09-25-35	18,043	17,831
Series 2005-AR13, Class A1C3 (P)	0.926	10-25-45	103,817	84,760
Series 2005-AR19, Class A1C3 (P)	0.936	12-25-45	81,607	65,586
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A1	1.437	12-15-47	105,990	105,396
Series 2015-C26, Class A1	1.454	02-15-48	61,045	60,622
Series 2015-C27, Class A1	1.730	02-15-48	184,701	184,659
Series 2015-C28, Class A1	1.531	05-15-48	71,863	71,557
Series 2015-C29, Class A4	3.637	06-15-48	315,000	327,414
Series 2015-LC20, Class A1	1.471	04-15-50	140,538	139,784
Series 2015-NSX2, Class C (P)	4.252	07-15-58	35,000	32,108
Series 2015-NXS2, Class A2	3.020	07-15-58	270,000	279,871
Series 2015-NXS2, Class A5	3.767	07-15-58	215,000	225,343
Series 2015-NXS2, Class AS	4.121	07-15-58	45,000	46,333
Series 2015-NXS2, Class B (P)	4.252	07-15-58	60,000	59,920
Series 2015-SG1, Class A1	1.568	12-15-47	54,701	54,521
Series 2015-SG1, Class A4	3.789	12-15-47	195,000	205,836
Wells Fargo Mortgage Backed Securities Trust
Series 2004-G, Class A3 (P)	2.725	06-25-34	21,422	21,317
Series 2006-2, Class 2A1 (P)	1.136	03-25-36	76,760	62,416
Series 2003-O, Class 5A1 (P)	2.706	01-25-34	42,519	43,209
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1	1.283	05-15-47	118,941	118,363
Series 2013-C13, Class A4	3.001	05-15-45	275,000	279,270
Series 2013-C18, Class A3	3.651	12-15-46	110,000	115,450
Series 2014-C21, Class A1	1.413	08-15-47	101,018	100,667
Series 2014-C22, Class A1	1.479	09-15-57	82,535	82,311
Series 2014-C23, Class A1	1.663	10-15-57	32,352	32,294
U.S. Government Agency 0.6%				5,767,708

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       69

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp.
Series 199, Class PO	0.753	08-01-28	1,517	$1,373
Series 2014-HQ2, Class M1 (P)	1.877	09-25-24	176,211	176,510
Series 2014-HQ2, Class M2 (P)	2.627	09-25-24	250,000	244,648
Series 2014-HQ3, Class M1 (P)	2.076	10-25-24	71,112	71,252
Series 2015-DN1, Class M2 (P)	2.826	01-25-25	250,000	253,028
Series 2015-DNA1, Class M2 (P)	2.286	10-25-27	280,000	273,379
Series 2015-DNA2, Class M2 (P)	3.036	12-25-27	330,000	327,454
Series 2015-DNA3, Class M2 (P)	3.286	04-25-28	250,000	249,338
Series 2015-HQ1, Class M1 (P)	1.476	03-25-25	172,292	172,245
Series 2015-HQ1, Class M2 (P)	2.626	03-25-25	250,000	249,321
Series 2015-HQ2, Class M2 (P)	2.376	05-25-25	250,000	242,171
Series 2016-DNA1, Class M2 (P)	3.336	07-25-28	250,000	248,694
Series 4448, Class JA	4.000	11-15-36	100,000	107,754
Series K025, Class A1	1.875	04-25-22	199,517	201,753
Series K502, Class A2	1.426	08-25-17	325,721	326,816
Series K712, Class A1	1.369	05-25-19	146,372	146,811
Federal National Mortgage Association
Series 2006-114, Class HE	5.500	12-25-36	110,000	123,612
Series 2014-C04, Class 1M1 (P)	2.386	11-25-24	52,252	52,444
Series 2014-C04, Class 2M1 (P)	2.536	11-25-24	23,354	23,466
Series 2015-C01, Class 1M1 (P)	1.936	02-25-25	22,189	22,220
Series 2015-C01, Class 2M1 (P)	1.936	02-25-25	3,718	3,718
Series 2016-C01, Class 2M1 (P)	2.527	08-25-28	545,000	545,685
Series 319, Class 2 IO	6.500	02-25-32	4,425	879
Government National Mortgage Association
Series 2004-47, Class QV	6.000	09-16-20	192,208	194,658
Series 2010-103, Class IN IO	4.500	02-20-39	80,785	3,352
Series 2010-109, Class CI IO	4.500	12-20-37	457,747	17,269
Series 2010-127, Class JI IO	4.000	02-20-39	501,038	30,662
Series 2010-128, Class JC	4.000	06-20-39	70,000	76,290
Series 2010-165, Class IP IO	4.000	04-20-38	1,429,576	90,168
Series 2010-42, Class PI IO	4.500	09-20-37	1,120,344	45,563
Series 2010-84, Class NI IO	4.500	12-20-36	133,441	1,170
Series 2010-87, Class HI, IO	4.500	11-20-38	921,782	52,211
Series 2010-92, Class PI IO	4.500	11-20-37	142,900	5,517
Series 2010-98, Class PI IO	4.500	10-20-37	127,416	4,726
Series 2011-123, Class MA	4.000	07-20-41	485,000	543,187
Series 2011-133, Class GB	3.500	09-20-41	100,000	107,418
Series 2011-2, Class HI IO	4.000	12-20-35	43,965	461
Series 2011-41 Class AI IO	4.500	12-20-39	285,091	22,030
Series 2011-88, Class EI IO	4.500	11-20-39	47,387	3,540
Series 2011-94, Class AI IO	4.500	01-20-39	296,396	11,582
Series 2012-136, Class MX	2.000	11-20-42	230,000	210,688

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       70

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2012-94, Class BI IO	4.000	05-20-37	247,401	$32,846
Series 2013-24, Class OI IO	4.000	02-20-43	160,385	24,096
Series 2014-115, Class KI IO	3.000	06-20-37	261,128	29,312
Series 2014-160, Class DI IO	3.500	04-20-39	629,450	64,743
Series 2015, Class AI	3.500	03-20-39	480,516	38,717
Series 2015-148, Class LI	3.500	06-20-39	539,332	67,408
Series 2015-148, Class LI	3.500	05-20-43	140,924	25,523
Asset backed securities 2.9%				$25,785,683
(Cost $25,827,824)
Ally Auto Receivables Trust
Series 2012-A, Class D (S)	3.150	10-15-18	195,000	195,905
Series 2012-A, Class C (S)	2.400	11-15-17	100,000	100,302
Ally Master Owner Trust Series 2015-3, Class A	1.630	05-15-20	965,000	964,940
American Express Credit Account Master Trust Series 2014-2, Class A	1.260	01-15-20	195,000	195,508
AmeriCredit Automobile Receivables Trust
Series 2012-1, Class C	2.670	01-08-18	3,290	3,292
Series 2012-5, Class C	1.690	11-08-18	100,000	100,155
Series 2013-5, Class B	1.520	01-08-19	140,000	139,970
Series 2014-2, Class B	1.600	07-08-19	130,000	129,621
Series 2015-1, Class A3	1.260	11-08-19	220,000	219,177
Series 2015-2, Class A3	1.270	01-08-20	120,000	119,320
Series 2016-1, Class A3	1.810	10-08-20	75,000	75,257
Series 2012-4, Class C	1.930	08-08-18	140,000	140,228
ARI Fleet Lease Trust
Series 2014-A, Class A2 (S)	0.810	11-15-22	78,913	78,710
Series 2015-A, Class A2 (S)	1.110	11-15-18	148,841	148,361
Series 2015-A, Class A3 (S)	1.670	09-15-23	160,000	159,409
Series 2016-A, Class A2 (S)	1.820	07-15-24	100,000	99,947
Ascentium Equipment Receivables Trust
Series 2015-1A, Class A2 (S)	1.150	07-10-17	47,547	47,468
Series 2015-1A, Class A3 (S)	1.610	10-13-20	114,000	113,591
Series 2015-2A, Class A3 (S)	1.930	03-11-19	566,000	566,739
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A (S)	1.920	09-20-19	410,000	405,064
Series 2013-2A, Class A (S)	2.970	02-20-20	300,000	302,299
Series 2014-1A, Class A (S)	2.560	07-20-20	390,000	386,176
Series 2015-2A, Class A (S)	2.630	12-20-21	295,000	293,503
BankBoston Home Equity Loan Trust Series 1998-2, Class A6 (P)	6.640	12-25-28	10,712	10,700
Barclays Dryrock Issuance Trust
Series 2014-2, Class A (P)	0.771	03-16-20	215,000	214,791
Series 2015-1, Class A	2.200	12-15-22	100,000	101,600

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       71

	Rate (%)	Maturity date	Par value^	Value
Series 2015-2, Class A	1.560	03-15-21	490,000	$491,128
Cabela's Master Credit Card Trust
Series 2014-1, Class A (P)	0.781	03-16-20	75,000	74,848
Series 2015-2, Class A1	2.250	07-17-23	410,000	414,908
Capital Auto Receivables Asset Trust
Series 2014-1, Class C	2.840	04-22-19	55,000	55,711
Series 2014-2, Class C	2.410	05-20-19	75,000	75,641
Series 2014-3, Class A3	1.480	11-20-18	115,000	115,212
Series 2015-2, Class A2	1.390	09-20-18	30,000	30,024
Series 2015-2, Class A3	1.730	09-20-19	490,000	490,249
Series 2015-4, Class A2	1.620	03-20-19	80,000	80,060
Series 2015-4, Class A4	2.010	07-20-20	145,000	145,518
Capital One Multi-Asset Execution Trust Series 2015-A1, Class A	1.390	01-15-21	315,000	316,199
CarMax Auto Owner Trust
Series 2012-3, Class D	2.290	04-15-19	150,000	150,508
Series 2014-1, Class A4	1.320	07-15-19	240,000	239,806
Series 2014-1, Class B	1.690	08-15-19	20,000	20,002
Series 2014-1, Class C	1.930	11-15-19	30,000	29,986
Series 2014-1, Class D	2.430	08-17-20	295,000	293,970
Series 2015-1, Class A3	1.380	11-15-19	75,000	75,116
Series 2015-2, Class A3	1.370	03-16-20	105,000	104,949
Series 2016-1, Class A4	1.880	06-15-21	100,000	100,721
CCG Receivables Trust Series 2014-1, Class A2 (S)	1.060	11-15-21	197,462	196,760
Chase Funding Trust
Series 2002-2, Class 1M1	5.599	09-25-31	10,331	9,708
Series 2002-4, Class 2A1 (P)	1.176	10-25-32	4,853	4,486
Chase Issuance Trust Series 2015, Class A2A	1.590	02-18-20	370,000	372,551
CNH Equipment Trust
Series 2012-D, Class B	1.270	05-15-20	290,000	289,773
Series 2015-B, Class A3	1.370	07-15-20	180,000	179,772
Countrywide Asset-Backed Certificates Series 2004-BC1, Class M2 (P)	2.041	01-25-34	55,658	51,920
DB Master Finance LLC
Series 2015-1A, Class A2I (S)	3.262	02-20-45	381,150	374,899
Series 2015-1A, Class A2II (S)	3.980	02-20-45	188,100	185,523
Diamond Resorts Owner Trust
Series 2013-2, Class A (S)	2.270	05-20-26	178,219	177,023
Series 2014-1, Class A (S)	2.540	05-20-27	297,003	298,106
Series 2015-1, Class A (S)	2.730	07-20-27	101,176	101,541
Series 2015-2, Class A (S)	2.990	05-22-28	84,391	84,844
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390	04-15-20	250,000	250,968
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 (S)	5.216	01-25-42	381,389	389,779

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       72

	Rate (%)	Maturity date	Par value^	Value
Elara HGV Timeshare Issuer Series 2014-A, Class A (S)	2.530	02-25-27	183,491	$182,815
Enterprise Fleet Financing LLC
Series 2015-2, Class A2 (S)	1.590	02-22-21	200,000	199,513
Series 2015-2, Class A3 (S)	2.090	02-22-21	370,000	368,867
Exeter Automobile Receivables Trust Series 2014-2A, Class A (S)	1.060	08-15-18	19,514	19,471
Ford Credit Auto Lease Trust
Series 2013-B, Class B	1.230	11-15-16	95,788	95,793
Series 2013-B, Class C	1.510	08-15-17	80,000	80,022
Series 2014-B, Class A4	1.250	11-15-17	105,000	104,889
Series 2015-A, Class A4	1.310	08-15-18	125,000	124,756
Ford Credit Auto Owner Trust
Series 2013-B, Class D	1.820	11-15-19	225,000	225,940
Series 2014-C, Class A4	1.560	02-15-20	95,000	95,450
Series 2015-A, Class A3	1.280	09-15-19	70,000	70,194
Series 2015-B, Class A3	1.160	11-15-19	115,000	114,930
Series 2016-A, Class A4	1.600	06-15-21	95,000	95,190
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1	1.400	08-15-19	155,000	155,111
General Motors Financial Company, Inc.
Series 2015-4, Class A3	1.700	07-08-20	40,000	40,031
Series 2015-4, Class C	2.880	07-08-21	65,000	65,792
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650	05-15-20	100,000	99,776
GreatAmerica Leasing Receivables
Series 2014-1, Class A3 (S)	0.890	07-15-17	115,104	114,833
Series 2014-1, Class A4 (S)	1.470	08-15-20	135,000	134,650
GSAA Home Equity Trust
Series 2005-11, Class 2A1 (P)	0.716	10-25-35	91,216	83,093
Series 2005-14, Class 2A3 (P)	0.786	12-25-35	69,197	56,862
Series 2007-7, Class 2A1 (P)	0.490	07-25-37	190,324	165,077
GSAA Trust Series 2005-8, Class A3 (P)	0.866	06-25-35	175,211	163,422
Hilton Grand Vacations Trust Series 2014-AA, Class A (S)	1.770	11-25-26	310,375	307,007
Honda Auto Receivables Owner Trust Series 2014-4, Class A4	1.460	10-15-20	75,000	75,280
Hyundai Auto Lease Securitization Trust
Series 2014-B, Class A4 (S)	1.260	09-17-18	135,000	135,004
Series 2015-A, Class A4 (S)	1.650	08-15-19	180,000	180,706
Series 2015-B, Class A4 (S)	1.660	07-15-19	370,000	371,203
John Deere Owner Trust
Series 2015-A, Class A3	1.320	06-17-19	50,000	50,060
Series 2016-A, Class A3	1.360	04-15-20	60,000	59,991
Kubota Credit Owner Trust
Series 2014-1A, Class A4 (S)	1.670	07-15-20	540,000	540,486

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       73

	Rate (%)	Maturity date	Par value^	Value
Series 2015-1A, Class A4 (S)	1.790	08-16-21	400,000	$400,456
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A3	1.340	12-16-19	155,000	155,184
MMAF Equipment Finance LLC
Series 2014-AA, Class A3 (S)	0.870	01-08-19	345,000	343,172
Series 2015-AA, Class A3 (S)	1.390	10-16-19	100,000	99,730
Series 2015-AA, Class A4 (S)	1.930	07-16-21	195,000	196,167
Motor PLC Series 2014-1A, Class A1 (P) (S)	0.916	08-25-21	40,200	40,169
MVW Owner Trust
Series 2013-1A, Class A (S)	2.150	04-22-30	93,008	92,301
Series 2014-1A, Class A (S)	2.250	09-20-31	140,938	138,612
Nationstar HECM Loan Trust Series 2016-1A, Class A (S)	2.981	02-25-26	100,000	100,000
Nelnet Student Loan Trust Series 2008-3, Class A4 (P)	2.279	11-25-24	220,000	220,403
Nissan Auto Lease Trust Series 2015-B, Class A3	1.540	04-16-18	155,000	155,445
Nissan Auto Receivables Owner Trust Series 2015-B, Class A3	1.340	03-16-20	155,000	155,602
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440	01-15-20	120,000	120,081
OneMain Financial Issuance Trust Series 2016-1A, Class A (S)	3.660	02-20-29	200,000	199,948
Residential Asset Mortgage Products, Inc. Series 2003-RZ2, Class A1	4.100	04-25-33	5,992	6,027
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (S)	2.050	06-20-31	52,634	52,811
Series 2014-3A, Class A (S)	2.300	10-20-31	267,647	267,978
Series 2015-1A, Class A (S)	2.400	03-22-32	361,463	356,845
Series 2015-2A, Class A (S)	2.430	06-20-32	204,853	204,501
Series 2015-3A, Class A (S)	2.580	09-20-32	216,461	216,378
SLM Student Loan Trust
Series 2008-4, Class A4 (P)	2.269	07-25-22	100,000	99,575
Series 2008-5, Class A4 (P)	2.319	07-25-23	215,000	215,639
Series 2008-9, Class A (P)	2.119	04-25-23	186,156	184,238
SMART Trust
Series 2012-2USA, Class A4A (S)	2.060	03-14-18	368,939	369,191
Series 2012-4US, Class A3A	0.970	03-14-17	16,948	16,943
Series 2012-4US, Class A4A	1.250	08-14-18	190,000	189,494
Series 2013-1US, Class A4A	1.050	10-14-18	79,989	79,817
Series 2013-2US, Class A4A	1.180	02-14-19	219,793	218,957
Series 2014-1US, Class A3A	0.950	02-14-18	156,008	155,523
Series 2015-1US, Class A2A	0.990	08-14-17	55,500	55,405
Series 2015-1US, Class A3A	1.500	09-14-18	120,000	119,804
Series 2015-3US, Class A3A	1.660	08-14-19	105,000	104,606

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       74

	Rate (%)	Maturity date	Par value^	Value
SMB Private Education Loan Trust
Series 2015-A, Class A2A (S)	2.490	06-15-27	160,000	$156,668
Series 2015-B, Class A2A (S)	2.980	07-15-27	180,000	180,428
Series 2015-C, Class A2A (S)	2.750	07-15-27	200,000	198,335
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A	2.220	01-15-22	480,000	485,765
Series 2013-1, Class B	1.690	03-15-21	630,000	624,382
Series 2014-1, Class A	1.610	11-15-20	210,000	209,919
Series 2014-1, Class B	1.810	11-15-20	225,000	224,287
Series 2014-1, Class C	1.910	11-15-20	105,000	103,941
Series 2015-2, Class A	1.600	04-15-21	180,000	180,467
Terwin Mortgage Trust Series 2005-14HE, Class AF2	4.849	08-25-36	24,587	25,174
Utility Debt Securitization Authority Series 2013-T, Class T1	2.042	06-15-21	170,000	170,768
Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A4	1.390	05-20-21	250,000	246,608
Volvo Financial Equipment LLC
Series 2016-1A, Class A3 (S)	1.670	02-18-20	130,000	130,069
Series 2014-1A, Class A3 (S)	0.820	04-16-18	89,097	88,849
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371	06-15-45	748,125	729,197
Wheels SPV LLC
Series 2014-1A, Class A2 (S)	0.840	03-20-23	97,761	97,299
Series 2014-1A, Class A3 (S)	1.460	03-20-23	200,000	198,866
Series 2015-1A, Class A2 (S)	1.270	04-22-24	200,000	198,156
World Omni Auto Receivables Trust Series 2015-A, Class A3	1.340	05-15-20	45,000	45,047
			Shares	Value
Common stocks 12.3%				$109,705,667
(Cost $106,394,314)
Consumer discretionary 1.3%				11,615,327
Auto components 0.1%
Johnson Controls, Inc.			18,600	678,156
Automobiles 0.1%
General Motors Company			25,399	747,747
Hotels, restaurants and leisure 0.2%
Carnival Corp.			17,300	829,708
Las Vegas Sands Corp.			22,000	1,062,160
Leisure products 0.2%
Mattel, Inc.			50,700	1,648,764
Media 0.5%
Altice NV, Class A (I)			3,366	48,284
Altice NV, Class B (I)			1,122	16,412
Comcast Corp., Class A			20,700	1,195,011

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       75

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Liberty Broadband Corp., Series C (I)	2,850	$143,555
Liberty Global PLC LiLAC, Series C (I)	105	3,852
Liberty Global PLC, Series C (I)	2,100	75,516
News Corp., Class A	55,200	597,264
The Walt Disney Company	6,700	639,984
Time Warner, Inc.	2,533	167,685
Twenty-First Century Fox, Inc., Class A	7,400	199,948
Twenty-First Century Fox, Inc., Class B	45,600	1,238,496
Viacom, Inc., Class B	3,700	136,345
Multiline retail 0.2%
Kohl's Corp.	23,400	1,092,078
Macy's, Inc.	18,700	808,027
Specialty retail 0.0%
Staples, Inc.	30,300	286,335
Consumer staples 0.5%		4,700,112
Beverages 0.2%
PepsiCo, Inc.	11,100	1,085,802
The Coca-Cola Company	2,700	116,451
Food and staples retailing 0.1%
Wal-Mart Stores, Inc.	14,900	988,466
Food products 0.2%
Archer-Daniels-Midland Company	33,700	1,178,152
Kellogg Company	9,200	680,984
McCormick & Company, Inc.	2,200	205,172
Personal products 0.0%
Avon Products, Inc.	54,700	208,407
Tobacco 0.0%
Philip Morris International, Inc.	2,600	236,678
Energy 1.4%		12,091,318
Energy equipment and services 0.0%
Hercules Offshore, Inc. (I)	8,454	10,906
Oil, gas and consumable fuels 1.4%
Anadarko Petroleum Corp.	10,600	402,270
Apache Corp.	39,900	1,527,372
California Resources Corp.	1,260	708
Canadian Natural Resources, Ltd.	50,900	1,061,774
Chevron Corp.	13,600	1,134,784
Columbia Pipeline Group, Inc.	35,300	640,695
EQT Corp.	2,800	156,072
Exxon Mobil Corp.	35,100	2,813,265

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       76

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Hess Corp.	21,300	$928,680
Occidental Petroleum Corp.	13,400	922,188
Royal Dutch Shell PLC, ADR, Class A	41,800	1,901,064
Total SA	13,198	591,540
Financials 2.8%		24,633,751
Banks 1.1%
Bank of America Corp.	117,385	1,469,660
Citigroup, Inc.	28,800	1,118,880
Fifth Third Bancorp	38,000	579,880
JPMorgan Chase & Co.	58,600	3,299,180
Royal Bank of Scotland Group PLC (I)	176,458	546,845
The PNC Financial Services Group, Inc.	9,500	772,445
U.S. Bancorp	9,500	365,940
Wells Fargo & Company	28,100	1,318,452
Capital markets 0.7%
Ameriprise Financial, Inc.	12,300	1,032,585
Morgan Stanley	53,600	1,323,920
Northern Trust Corp.	21,700	1,288,546
Och-Ziff Capital Management Group LLC, Class A	32,500	143,000
State Street Corp.	21,000	1,150,380
The Bank of New York Mellon Corp.	25,400	898,906
Consumer finance 0.1%
American Express Company	24,100	1,339,478
Diversified financial services 0.0%
Sentry Holdings, A Shares (I)	275	211
Sentry Holdings, B Shares (I)	65,529	67,493
Insurance 0.7%
Chubb, Ltd.	3,791	437,974
Loews Corp.	40,600	1,475,810
Marsh & McLennan Companies, Inc.	26,700	1,523,235
MetLife, Inc.	40,100	1,586,356
Sun Life Financial, Inc.	12,100	360,217
Willis Towers Watson PLC	2,227	252,364
XL Group PLC	9,300	319,734
Real estate investment trusts 0.2%
Digital Realty Trust, Inc.	1,700	134,419
Iron Mountain, Inc.	5,200	152,776
Rayonier, Inc.	27,500	600,325
The Macerich Company	1,800	142,344
Weyerhaeuser Company	35,889	932,396

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       77

	Shares	Value
Health care 1.2%		$10,349,392
Biotechnology 0.1%
Gilead Sciences, Inc.	7,200	628,200
Health care equipment and supplies 0.1%
Becton, Dickinson and Company	2,400	353,880
Health care providers and services 0.1%
Anthem, Inc.	9,338	1,220,383
Pharmaceuticals 0.9%
Bristol-Myers Squibb Company	22,000	1,362,460
GlaxoSmithKline PLC	41,059	795,726
Johnson & Johnson	22,600	2,377,746
Merck & Company, Inc.	26,000	1,305,460
Pfizer, Inc.	77,706	2,305,537
Industrials 1.7%		14,942,333
Aerospace and defense 0.3%
The Boeing Company	16,800	1,985,424
United Technologies Corp.	2,500	241,550
Air freight and logistics 0.1%
United Parcel Service, Inc., Class B	11,200	1,081,360
Airlines 0.0%
Southwest Airlines Company	8,200	343,990
Commercial services and supplies 0.1%
Tyco International PLC	34,900	1,227,782
Electrical equipment 0.2%
Eaton Corp. PLC	868	49,224
Emerson Electric Company	25,400	1,240,282
Industrial conglomerates 0.4%
General Electric Company	123,100	3,587,134
Machinery 0.4%
Cummins, Inc.	5,700	556,149
Deere & Company	13,600	1,090,448
Flowserve Corp.	3,600	151,272
Illinois Tool Works, Inc.	12,200	1,149,850
Pentair PLC	19,200	916,032
Road and rail 0.2%
Canadian Pacific Railway, Ltd.	4,400	533,236
Union Pacific Corp.	10,000	788,600
Information technology 1.4%		12,530,401
Communications equipment 0.3%
Cisco Systems, Inc.	49,100	1,285,438
Harris Corp.	16,100	1,256,122

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       78

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components 0.0%
TE Connectivity, Ltd.	3,000	$170,760
IT services 0.0%
First Data Corp., Class A (I)	8,800	110,000
Semiconductors and semiconductor equipment 0.5%
Analog Devices, Inc.	15,900	842,541
Applied Materials, Inc.	77,400	1,460,538
QUALCOMM, Inc.	27,600	1,401,804
Texas Instruments, Inc.	21,100	1,118,722
Software 0.3%
CA, Inc.	18,100	530,149
Microsoft Corp.	39,900	2,030,112
Technology hardware, storage and peripherals 0.3%
Dell, Inc. (I)(R)	93,900	1,478,668
EMC Corp.	16,200	423,306
Western Digital Corp.	9,700	422,241
Materials 0.6%		5,825,147
Chemicals 0.2%
CF Industries Holdings, Inc.	19,700	718,262
E.I. du Pont de Nemours & Company	25,100	1,527,837
Construction materials 0.1%
Vulcan Materials Company	10,500	1,034,565
Containers and packaging 0.2%
International Paper Company	37,000	1,320,900
WestRock Company	4,430	149,601
Metals and mining 0.1%
Nucor Corp.	27,300	1,073,982
Telecommunication services 0.4%		3,765,255
Diversified telecommunication services 0.3%
CenturyLink, Inc.	21,175	647,743
Telefonica SA	49,045	489,036
Verizon Communications, Inc.	38,591	1,957,721
Wireless telecommunication services 0.1%
NII Holdings, Inc. (I)	13,299	70,618
T-Mobile US, Inc. (I)	7,800	289,380
Vodafone Group PLC	102,462	310,757
Utilities 1.0%		9,252,631
Electric utilities 0.6%
Edison International	14,900	1,015,584
Entergy Corp.	20,000	1,444,200

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       79

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Exelon Corp.	20,200	$636,098
FirstEnergy Corp.	37,900	1,268,513
Xcel Energy, Inc.	32,300	1,277,142
Independent power and renewable electricity producers 0.1%
AES Corp.	115,500	1,131,900
Multi-utilities 0.3%
NiSource, Inc.	58,900	1,265,172
PG&E Corp.	21,400	1,214,022
Preferred securities 0.1%		$1,257,414
(Cost $1,343,186)
Energy 0.0%		383,558
Oil, gas and consumable fuels 0.0%
Hess Corp., 8.000%	2,850	158,688
WPX Energy, Inc., 6.250%	9,950	224,870
Financials 0.1%		544,299
Real estate investment trusts 0.1%
American Tower Corp., 5.250%	1,249	123,651
American Tower Corp., 5.500%	883	85,960
Crown Castle International Corp., 4.500%	3,150	334,688
Health care 0.0%		259,849
Pharmaceuticals 0.0%
Allergan PLC, 5.500%	269	259,849
Telecommunication services 0.0%		69,708
Wireless telecommunication services 0.0%
T-Mobile US, Inc., 5.500%	1,088	69,708
	Notional par	Value
Purchased options 0.0%		$114,048
(Cost $78,965)
Call options 0.0%		114,048
Over the Counter option on the USD vs. GBP (Expiration Date: 3-11-16; Strike Price: $1.10; Counterparty: JPMorgan Chase Bank) (I)	4,750,000	78,518
Over the Counter option on the USD vs. IDR (Expiration Date: 3-17-16; Strike Price: $14,900.00; Counterparty: Citibank NA) (I)	215,000	1
Over the Counter option on the USD vs. JPY (Expiration Date: 5-12-16; Strike Price: $115.00; Counterparty: JPMorgan Chase Bank) (I)	2,850,000	35,246
Over the Counter option on the USD vs. PLN (Expiration Date: 3-17-16; Strike Price: $4.20; Counterparty: JPMorgan Securities, Inc.) (I)	215,000	283

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       80

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 4.2%					$37,341,206
(Cost $37,341,194)
U.S. Government 0.0%					279,929
U.S. Treasury Bill	0.281	04-07-16		280,000	279,929
			Yield (%)	Shares	Value
Money market funds 4.1%					36,742,277
T. Rowe Price Reserve Investment Fund			0.3233(Y)	36,742,277	$36,742,277
				Par value^	Value
Repurchase agreement 0.1%					319,000
Repurchase Agreement with State Street Corp. dated 2-29-16 at 0.030% to be repurchased at $319,000 on 3-1-16, collateralized by $330,000 U.S. Treasury Notes, 0.625% due 6-30-17 (valued at $329,588, including interest)				319,000	$319,000
Total investments (Cost $921,213,070)† 101.2%					$903,833,565
Other assets and liabilities, net (1.2%)					($10,288,021)
Total net assets 100.0%					$893,545,544
	Rate (%)	Maturity date		Par value^	Value
Sale commitments outstanding (0.8)%					($7,041,154)
(Cost ($7,011,060))
U.S. Government Agency (0.8)%					(7,041,154)
Federal National Mortgage Association
Fannie Mae Pool (C)	3.000		TBA	(4,840,000)	(4,962,891)
Fannie Mae Pool (C)	3.500		TBA	(150,000)	(157,179)
Government National Mortgage Association Ginnie Mae Pool (C)	3.000		TBA	(1,855,000)	(1,921,084)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       81

ILS	Israeli New Shekels
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(C)	Security purchased on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $142,616,658 or 16.0% of the fund's net assets as of 2-29-16.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       82

†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $927,982,819. Net unrealized depreciation aggregated to $24,149,254, of which $25,271,058 related to appreciated investment securities and $49,420,312 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       83

Fund's investments

New Opportunities Fund

As of 2-29-16 (unaudited)
	Shares	Value
Common stocks 98.4%		$190,224,705
(Cost $180,351,275)
Consumer discretionary 15.7%		30,290,610
Auto components 0.3%
Cooper Tire & Rubber Company	3,989	156,768
Cooper-Standard Holding, Inc. (I)	319	23,367
Federal-Mogul Holdings Corp. (I)	4,397	31,922
Gentex Corp.	3,399	49,489
Modine Manufacturing Company (I)	4,677	44,338
Motorcar Parts of America, Inc. (I)	20	690
Shiloh Industries, Inc. (I)	1,546	6,710
Spartan Motors, Inc.	4,866	17,469
Standard Motor Products, Inc.	2,528	76,118
Stoneridge, Inc. (I)	517	6,225
Superior Industries International, Inc.	3,530	69,718
Sypris Solutions, Inc. (I)	819	696
Automobiles 0.0%
Thor Industries, Inc.	1,647	91,211
Winnebago Industries, Inc.	153	2,866
Distributors 0.5%
Core-Mark Holding Company, Inc.	2,079	153,077
Pool Corp.	9,725	780,626
VOXX International Corp. (I)	2,806	11,196
Weyco Group, Inc.	494	13,447
Diversified consumer services 1.4%
American Public Education, Inc. (I)	312	4,814
Apollo Education Group, Inc. (I)	943	7,723
Ascent Capital Group, Inc., Class A (I)	1,455	20,225
Bridgepoint Education, Inc. (I)	561	3,551
Cambium Learning Group, Inc. (I)	3,781	16,788
Career Education Corp. (I)	6,866	17,302
Carriage Services, Inc.	1,315	27,102
DeVry Education Group, Inc. (L)	4,500	82,170
Graham Holdings Company, Class B	342	166,934
Grand Canyon Education, Inc. (I)	26,745	1,042,520
Regis Corp. (I)	57,150	818,960
Sotheby's	4,124	93,821
Strayer Education, Inc. (I)	7,213	325,523
Hotels, restaurants and leisure 2.4%
Ark Restaurants Corp.	197	4,188
Belmond, Ltd., Class A (I)	9,083	83,473
Biglari Holdings, Inc. (I)	1	369

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       1

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
BJ's Restaurants, Inc. (I)	13,885	$612,051
Boyd Gaming Corp. (I)	23,526	407,470
Canterbury Park Holding Corp.	100	990
Chuy's Holdings, Inc. (I)	18,440	590,818
Cracker Barrel Old Country Store, Inc. (L)	3,284	486,196
Gaming Partners International Corp. (I)	400	3,856
International Speedway Corp., Class A	4,331	149,376
Interval Leisure Group, Inc.	1,025	13,274
La Quinta Holdings, Inc. (I)	1,603	17,409
Luby's, Inc. (I)	6,723	33,279
Marriott Vacations Worldwide Corp.	2,163	130,970
Monarch Casino & Resort, Inc. (I)	1,250	25,150
Papa John's International, Inc.	6,648	386,581
RCI Hospitality Holdings, Inc. (I)	2,292	20,238
Red Robin Gourmet Burgers, Inc. (I)	630	41,013
Ruby Tuesday, Inc. (I)	5,243	27,735
Sonic Corp.	16,401	481,697
Speedway Motorsports, Inc.	6,730	122,621
The Marcus Corp.	3,767	70,368
The Wendy's Company	30,938	289,889
Vail Resorts, Inc.	4,570	582,264
Household durables 1.7%
Bassett Furniture Industries, Inc.	1,320	40,894
Beazer Homes USA, Inc. (I)	19,843	145,251
CalAtlantic Group, Inc.	5,162	156,615
Cavco Industries, Inc. (I)	648	52,579
CSS Industries, Inc.	926	25,067
Emerson Radio Corp. (I)	6,514	5,993
Ethan Allen Interiors, Inc.	1,690	48,216
Flexsteel Industries, Inc.	431	17,598
Harman International Industries, Inc.	2,204	169,003
Helen of Troy, Ltd. (I)	7,833	746,955
Hooker Furniture Corp.	1,745	55,700
La-Z-Boy, Inc.	19,700	479,695
Lifetime Brands, Inc.	962	11,506
M/I Homes, Inc. (I)	2,518	44,241
MDC Holdings, Inc.	2,858	63,190
Meritage Homes Corp. (I)	2,523	81,922
NACCO Industries, Inc., Class A	500	24,705
PulteGroup, Inc.	25,877	444,826
Skyline Corp. (I)	705	2,841
Stanley Furniture Company, Inc. (I)	2,115	5,372
TopBuild Corp. (I)	222	5,990

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       2

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
TRI Pointe Group, Inc. (I)	7,711	$79,500
Tupperware Brands Corp.	12,500	624,500
WCI Communities, Inc. (I)	26	449
William Lyon Homes, Class A (I)	465	5,515
Internet and catalog retail 0.2%
1-800-Flowers.com, Inc., Class A (I)	3,777	29,498
FTD Companies, Inc. (I)	1,516	35,247
Liberty TripAdvisor Holdings, Inc., Class A (I)	903	18,412
Liberty Ventures, Series A (I)	8,863	325,183
Shutterfly, Inc. (I)	808	35,908
Leisure products 0.5%
Arctic Cat, Inc.	735	12,848
Callaway Golf Company	8,868	78,837
JAKKS Pacific, Inc. (I)(L)	3,041	22,017
Johnson Outdoors, Inc., Class A	200	4,386
Polaris Industries, Inc.	7,800	685,698
Vista Outdoor, Inc. (I)	2,810	138,533
Media 1.2%
AH Belo Corp., Class A	3,521	21,056
AMC Entertainment Holdings, Inc., Class A	167	4,013
Ballantyne Strong, Inc. (I)	1,790	7,303
Beasley Broadcast Group, Inc., Class A	447	1,542
Carmike Cinemas, Inc. (I)	693	15,204
Central European Media Enterprises, Ltd., Class A (I)	2,003	4,927
Cumulus Media, Inc., Class A (I)	2,304	576
Entercom Communications Corp., Class A (I)	552	6,309
Gannett Company, Inc.	5,504	83,991
Gray Television, Inc. (I)	4,409	50,880
Harte-Hanks, Inc.	5,249	16,219
John Wiley & Sons, Inc., Class A	2,584	112,482
Journal Media Group, Inc.	3,307	39,750
Media General, Inc. (I)	5,000	83,100
Meredith Corp.	2,988	129,948
MSG Networks, Inc. (I)	3,550	58,291
Nexstar Broadcasting Group, Inc., Class A	8,002	357,529
Radio One, Inc., Class D (I)	4,508	6,086
Salem Media Group, Inc.	1,200	5,772
Scholastic Corp.	1,757	61,548
Sinclair Broadcast Group, Inc., Class A	2,413	74,489
TEGNA, Inc.	16,194	399,020
The EW Scripps Company, Class A	34,737	599,561
The Madison Square Garden Company, Class A (I)	1,183	183,365

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       3

	Shares	Value
Consumer discretionary (continued)
Media (continued)
The New York Times Company, Class A	264	$3,318
Time, Inc.	4,546	64,099
Multiline retail 1.0%
Dillard's, Inc., Class A	20,016	1,675,139
Fred's, Inc., Class A	1,382	19,749
J.C. Penney Company, Inc. (I)(L)	14,269	145,544
Specialty retail 4.9%
Aaron's, Inc.	3,956	90,948
Abercrombie & Fitch Company, Class A	3,200	92,960
American Eagle Outfitters, Inc. (L)	2,477	37,799
Ascena Retail Group, Inc. (I)	8,149	68,859
AutoNation, Inc. (I)	5,634	289,982
Barnes & Noble Education, Inc. (I)	3,186	34,026
Barnes & Noble, Inc.	5,042	48,907
Big 5 Sporting Goods Corp.	498	6,823
Build-A-Bear Workshop, Inc. (I)	36,474	520,849
Burlington Stores, Inc. (I)	14,065	788,484
Cabela's, Inc. (I)	1,460	70,051
Caleres, Inc.	3,673	104,093
Chico's FAS, Inc.	5,507	70,269
Citi Trends, Inc.	751	13,886
Conn's, Inc. (I)(L)	3,027	51,368
CST Brands, Inc.	531	17,226
Destination Maternity Corp.	23,200	187,456
DSW, Inc., Class A	44,511	1,166,188
Express, Inc. (I)	4,113	70,867
Five Below, Inc. (I)	21,875	838,906
GameStop Corp., Class A (L)	9,577	295,163
Genesco, Inc. (I)	1,512	99,762
GNC Holdings, Inc., Class A	12,103	344,693
Group 1 Automotive, Inc.	2,043	113,918
Guess?, Inc.	4,611	98,445
Haverty Furniture Companies, Inc.	3,731	72,531
hhgregg, Inc. (I)(L)	1,994	3,450
Hibbett Sports, Inc. (I)	10,975	389,613
MarineMax, Inc. (I)	3,489	61,895
New York & Company, Inc. (I)	2,900	5,800
Penske Automotive Group, Inc.	6,230	234,996
Perfumania Holdings, Inc. (I)	1,016	2,611
Pier 1 Imports, Inc.	125,000	617,500
Rent-A-Center, Inc.	25,729	328,559
Sally Beauty Holdings, Inc. (I)	12,758	402,898

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       4

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Shoe Carnival, Inc.	1,826	$43,039
Sonic Automotive, Inc., Class A	2,223	42,570
Stage Stores, Inc. (L)	3,629	30,484
Stein Mart, Inc.	28	207
Tailored Brands, Inc.	52,621	812,468
The Cato Corp., Class A	970	35,114
The Children's Place, Inc.	1,381	94,101
The Finish Line, Inc., Class A	3,019	55,006
The Michaels Companies, Inc. (I)	19,317	450,086
Vitamin Shoppe, Inc. (I)	7,796	215,092
West Marine, Inc. (I)	4,685	38,323
Zumiez, Inc. (I)	1,003	20,722
Textiles, apparel and luxury goods 1.6%
Charles & Colvard, Ltd. (I)	775	651
Columbia Sportswear Company	8,650	514,848
Culp, Inc.	709	18,065
Deckers Outdoor Corp. (I)	1,989	112,498
Delta Apparel, Inc. (I)	522	8,811
Fossil Group, Inc. (I)	8,400	394,044
Iconix Brand Group, Inc. (I)(L)	4,381	38,115
Lakeland Industries, Inc. (I)	700	8,344
Movado Group, Inc.	24,312	710,154
Oxford Industries, Inc.	8,652	628,395
Perry Ellis International, Inc. (I)	1,322	24,417
Rocky Brands, Inc.	1,126	12,960
Tumi Holdings, Inc. (I)	23,734	468,747
Unifi, Inc. (I)	3,710	83,141
Vera Bradley, Inc. (I)	693	11,525
Wolverine World Wide, Inc.	4,055	76,761
Consumer staples 3.2%		6,179,778
Beverages 0.1%
Coca-Cola Bottling Company Consolidated	244	42,632
Craft Brew Alliance, Inc. (I)	2,766	22,875
MGP Ingredients, Inc.	1,716	40,137
Food and staples retailing 1.2%
Ingles Markets, Inc., Class A	2,301	77,613
PriceSmart, Inc.	6,950	536,957
Smart & Final Stores, Inc. (I)	27,005	438,831
SpartanNash Company	5,433	149,136
The Andersons, Inc.	3,077	82,617
The Fresh Market, Inc. (I)	44,200	1,019,694
Village Super Market, Inc., Class A	313	8,298

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       5

	Shares	Value
Consumer staples (continued)
Food and staples retailing (continued)
Weis Markets, Inc.	2,061	$85,799
Food products 1.6%
Alico, Inc.	490	11,731
Darling Ingredients, Inc. (I)	11,341	102,182
Dean Foods Company (L)	7,958	153,510
Diamond Foods, Inc. (I)	793	29,785
Fresh Del Monte Produce, Inc.	7,784	312,216
Ingredion, Inc.	4,931	499,116
John B. Sanfilippo & Son, Inc.	331	23,038
Landec Corp. (I)	3,344	33,741
Limoneira Company	335	4,677
Omega Protein Corp. (I)	3,910	92,863
Pinnacle Foods, Inc.	20,845	900,296
Post Holdings, Inc. (I)	4,533	314,862
Sanderson Farms, Inc. (L)	1,512	137,985
Seaboard Corp. (I)	47	137,475
Seneca Foods Corp., Class A (I)	2,016	67,052
Snyder's-Lance, Inc. (L)	3,793	124,069
TreeHouse Foods, Inc. (I)	4,140	349,499
Household products 0.1%
Central Garden & Pet Company (I)(L)	2,475	34,477
Central Garden & Pet Company, Class A (I)	6,231	84,305
Oil-Dri Corp. of America	855	31,498
Orchids Paper Products Company	625	17,200
Personal products 0.1%
CCA Industries, Inc. (I)	400	1,396
Inter Parfums, Inc.	1,654	41,863
Mannatech, Inc. (I)	83	1,505
Nutraceutical International Corp. (I)	2,391	58,675
Tobacco 0.1%
Alliance One International, Inc. (I)	414	4,318
Universal Corp. (L)	1,943	105,855
Energy 4.7%		9,133,148
Energy equipment and services 3.4%
Archrock, Inc.	5,642	22,512
Atwood Oceanics, Inc. (L)	2,952	20,310
Basic Energy Services, Inc. (I)	3,641	6,372
Bristow Group, Inc.	3,771	57,357
C&J Energy Services, Ltd. (I)	3,200	3,296
Dawson Geophysical Company (I)	2,902	9,896
Diamond Offshore Drilling, Inc. (L)	5,697	113,997

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       6

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Dril-Quip, Inc. (I)	14,280	$774,690
Era Group, Inc. (I)	1,717	15,831
Exterran Corp. (I)	2,821	38,478
FMC Technologies, Inc. (I)	9,362	229,650
Forum Energy Technologies, Inc. (I)	25,909	304,690
Geospace Technologies Corp. (I)	28,200	314,994
Gulf Island Fabrication, Inc.	1,274	11,351
Gulfmark Offshore, Inc., Class A (I)(L)	2,446	8,781
Helix Energy Solutions Group, Inc. (I)	25,103	97,902
Helmerich & Payne, Inc. (L)	11,601	614,505
Hornbeck Offshore Services, Inc. (I)	3,837	32,960
Matrix Service Company (I)	2,231	41,028
McDermott International, Inc. (I)	2,600	8,580
Mitcham Industries, Inc. (I)	1,611	5,300
Nabors Industries, Ltd.	20,640	147,782
Natural Gas Services Group, Inc. (I)	27,096	489,354
Newpark Resources, Inc. (I)	154,487	576,237
Noble Corp. PLC (L)	17,039	141,935
Oceaneering International, Inc.	7,204	198,974
Oil States International, Inc. (I)	3,512	91,698
Pacific Drilling SA (I)	1,100	561
Parker Drilling Company (I)	10,256	15,999
Patterson-UTI Energy, Inc.	10,848	168,578
PHI, Inc. (I)	2,700	49,248
Pioneer Energy Services Corp. (I)	6,843	9,375
Precision Drilling Corp. (L)	50,699	162,744
Rowan Companies PLC, Class A	10,930	145,588
RPC, Inc. (L)	88,825	1,205,355
SEACOR Holdings, Inc. (I)	2,306	111,587
Superior Energy Services, Inc.	10,604	109,009
Tesco Corp.	1,864	13,495
TETRA Technologies, Inc. (I)	7,049	35,527
Tidewater, Inc. (L)	4,115	23,661
Transocean, Ltd. (L)	14,480	125,252
Unit Corp. (I)	4,415	23,664
Weatherford International PLC (I)	9,271	59,334
Oil, gas and consumable fuels 1.3%
Adams Resources & Energy, Inc.	139	4,548
Alon USA Energy, Inc.	5,862	57,799
Bill Barrett Corp. (I)	4,159	11,895
Bonanza Creek Energy, Inc. (I)	307	571
California Resources Corp.	4,888	2,748
Callon Petroleum Company (I)	3,702	23,619

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       7

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Carrizo Oil & Gas, Inc. (I)	1,273	$27,370
Clayton Williams Energy, Inc. (I)(L)	596	8,719
Cloud Peak Energy, Inc. (I)	1,335	2,270
Comstock Resources, Inc. (I)(L)	4,046	3,277
Contango Oil & Gas Company (I)	1,292	7,791
CVR Energy, Inc. (L)	2,574	60,875
Delek US Holdings, Inc.	5,132	81,188
Denbury Resources, Inc. (L)	24,792	31,734
DHT Holdings, Inc.	1,910	11,135
Dorian LPG, Ltd. (I)	1,000	10,770
EnLink Midstream LLC	605	5,064
EP Energy Corp., Class A (I)	2,018	3,471
GasLog, Ltd. (L)	3,773	35,844
Gastar Exploration, Inc. (I)	1,921	1,325
Green Plains, Inc.	4,857	66,055
HollyFrontier Corp.	2,844	96,184
Matador Resources Company (I)	22,981	370,913
Newfield Exploration Company (I)	11,221	305,548
Nordic American Tankers, Ltd. (L)	459	6,343
Northern Oil and Gas, Inc. (I)(L)	2,774	9,265
Oasis Petroleum, Inc. (I)(L)	5,430	29,268
Overseas Shipholding Group, Inc., Class A (I)	441	873
Overseas Shipholding Group, Inc., Class B (I)	4,418	10,161
PBF Energy, Inc., Class A	6,197	187,149
PDC Energy, Inc. (I)	2,813	140,959
Range Resources Corp. (L)	3,398	80,635
Renewable Energy Group, Inc. (I)	1,366	9,958
Rex Energy Corp. (I)(L)	5,131	3,029
Rice Energy, Inc. (I)	3,652	33,452
Scorpio Tankers, Inc.	56,371	350,628
SemGroup Corp., Class A	709	13,471
Ship Finance International, Ltd. (L)	1,579	20,574
SM Energy Company	3,455	31,233
Stone Energy Corp. (I)	3,805	5,898
Synergy Resources Corp. (I)	5,090	31,813
Targa Resources Corp.	1,119	30,079
Triangle Petroleum Corp. (I)	5,316	1,701
VAALCO Energy, Inc. (I)	4,771	5,057
Warren Resources, Inc. (I)(L)	7,110	565
Western Refining, Inc.	6,755	180,156
Whiting Petroleum Corp. (I)	6,322	25,351
WPX Energy, Inc. (I)	13,961	57,380

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       8

	Shares	Value
Financials 23.4%		$45,184,338
Banks 9.5%
1st Source Corp.	3,710	112,970
Access National Corp.	359	6,677
American National Bankshares, Inc.	539	13,685
Ameris Bancorp	1,393	37,597
Associated Banc-Corp.	16,384	281,805
Banc of California, Inc.	477	7,312
BancFirst Corp.	801	45,257
Bank of Florida Corp. (I)	2,087	0
Bank of the Ozarks, Inc.	11,488	434,706
BankUnited, Inc.	13,446	431,886
Banner Corp.	734	29,147
Bar Harbor Bankshares	348	11,515
BBCN Bancorp, Inc.	6,726	96,249
Berkshire Hills Bancorp, Inc.	2,894	74,723
Blue Hills Bancorp, Inc.	58,400	805,920
BNC Bancorp	30	608
BOK Financial Corp. (L)	1,579	77,166
Boston Private Financial Holdings, Inc.	9,812	103,615
Brookline Bancorp, Inc.	6,990	73,465
Bryn Mawr Bank Corp.	454	11,409
C&F Financial Corp.	63	2,528
Camden National Corp.	211	8,189
Capital Bank Financial Corp., Class A	1,512	44,528
Capital City Bank Group, Inc.	2,956	42,566
Cardinal Financial Corp.	3,454	66,524
CenterState Banks, Inc.	2,800	39,200
Central Pacific Financial Corp.	1,567	31,230
Century Bancorp, Inc., Class A	108	4,261
Chemical Financial Corp.	2,894	97,904
City Holding Company	678	29,879
CoBiz Financial, Inc.	5,644	61,237
Columbia Banking System, Inc.	3,642	104,999
Community Bank Systems, Inc.	2,799	103,647
Community Trust Bancorp, Inc.	1,464	49,366
Customers Bancorp, Inc. (I)	931	21,087
CVB Financial Corp.	6,533	101,457
Eagle Bancorp, Inc. (I)	198	9,076
East West Bancorp, Inc.	12,063	361,528
Enterprise Bancorp, Inc.	204	4,637
Enterprise Financial Services Corp.	2,405	66,691
FCB Financial Holdings, Inc., Class A (I)	400	12,004
Fidelity Southern Corp.	824	12,352
Financial Institutions, Inc.	1,228	32,567

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       9

	Shares	Value
Financials (continued)
Banks (continued)
First BanCorp (I)	9,412	$25,224
First Bancorp North Carolina	3,981	73,609
First Bancorp, Inc.	642	12,108
First Busey Corp.	2,103	39,852
First Citizens BancShares, Inc., Class A	178	41,675
First Commonwealth Financial Corp.	18,527	159,147
First Community Bancshares, Inc.	2,119	38,354
First Connecticut Bancorp, Inc.	26,970	433,947
First Financial Bancorp	3,185	53,412
First Financial Corp.	1,254	41,319
First Interstate BancSystem, Inc., Class A	1,557	41,728
First Merchants Corp.	3,428	76,067
First Midwest Bancorp, Inc.	6,831	114,078
First NBC Bank Holding Company (I)	850	20,043
First South Bancorp, Inc.	777	6,379
FirstMerit Corp.	10,625	208,569
Flushing Financial Corp.	2,809	58,006
FNB Corp.	14,231	174,757
Fulton Financial Corp.	12,414	156,541
German American Bancorp, Inc.	343	10,952
Glacier Bancorp, Inc.	21,381	509,295
Great Southern Bancorp, Inc.	1,203	45,197
Great Western Bancorp, Inc.	14,800	364,228
Hancock Holding Company	5,227	120,587
Hanmi Financial Corp.	13,099	272,852
Heartland Financial USA, Inc.	1,587	46,658
Heritage Commerce Corp.	2,067	19,285
Heritage Financial Corp.	1,170	20,405
Hilltop Holdings, Inc. (I)	6,179	103,066
HomeTrust Bancshares, Inc. (I)	700	12,327
Horizon Bancorp	400	9,680
IBERIABANK Corp.	9,188	438,084
Independent Bank Corp. (MA)	2,687	116,078
Independent Bank Corp. (MI)	2,100	30,933
International Bancshares Corp.	11,168	251,838
Investors Bancorp, Inc.	77,525	877,583
Lakeland Bancorp, Inc.	3,520	35,200
Lakeland Financial Corp.	1,305	55,737
LegacyTexas Financial Group, Inc.	2,473	43,896
Macatawa Bank Corp.	800	4,880
MainSource Financial Group, Inc.	4,787	99,091
MB Financial, Inc.	6,392	195,084
MBT Financial Corp.	1,105	9,028

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       10

	Shares	Value
Financials (continued)
Banks (continued)
Mercantile Bank Corp.	1,058	$23,879
Merchants Bancshares, Inc.	540	15,606
MidSouth Bancorp, Inc.	729	4,986
MidWestOne Financial Group, Inc.	305	7,948
National Bank Holdings Corp., Class A	1,988	38,448
National Penn Bancshares, Inc.	11,091	123,443
NBT Bancorp, Inc.	2,580	66,564
NewBridge Bancorp	2,100	22,953
Northrim BanCorp, Inc.	492	11,897
OFG Bancorp	4,139	24,089
Old National Bancorp	7,195	80,296
Old Second Bancorp, Inc. (I)	1,554	10,396
Opus Bank	891	28,744
Pacific Continental Corp.	2,139	33,026
Pacific Mercantile Bancorp (I)	975	6,757
Pacific Premier Bancorp, Inc. (I)	782	16,070
PacWest Bancorp	9,392	302,235
Park National Corp.	266	22,661
Park Sterling Corp.	3,302	20,571
Peapack Gladstone Financial Corp.	772	12,800
People's United Financial, Inc. (L)	22,827	333,502
Peoples Bancorp, Inc.	2,601	46,402
Pinnacle Financial Partners, Inc.	12,576	583,149
Popular, Inc.	35,443	939,240
Preferred Bank	1,111	31,719
Premier Financial Bancorp, Inc.	658	10,199
PrivateBancorp, Inc.	29,793	1,023,687
Prosperity Bancshares, Inc.	4,732	191,409
Renasant Corp.	5,254	164,030
Republic Bancorp, Inc., Class A	16,192	414,677
Republic First Bancorp, Inc. (I)	502	2,023
S&T Bancorp, Inc.	2,700	68,094
Sandy Spring Bancorp, Inc.	2,665	69,237
Seacoast Banking Corp. of Florida (I)	126	1,867
Shore Bancshares, Inc.	600	6,762
Sierra Bancorp	1,564	29,356
Simmons First National Corp., Class A	1,564	64,421
South State Corp.	1,386	86,556
Southwest Bancorp, Inc.	2,030	30,755
State Bank Financial Corp.	777	14,545
Sterling Bancorp	8,505	122,557
Suffolk Bancorp	2,043	49,502
Sun Bancorp, Inc. (I)	272	5,652

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       11

	Shares	Value
Financials (continued)
Banks (continued)
SY Bancorp, Inc. (I)	105	$3,922
Synovus Financial Corp.	16,730	444,851
Talmer Bancorp, Inc., Class A	955	16,044
TCF Financial Corp.	10,776	122,200
Texas Capital Bancshares, Inc. (I)	7,827	253,047
The Bancorp, Inc. (I)	3,797	18,112
Tompkins Financial Corp.	368	20,781
Towne Bank	2,665	46,451
TriCo Bancshares	1,082	26,834
TriState Capital Holdings, Inc. (I)	33,300	399,933
Trustmark Corp.	4,320	94,522
UMB Financial Corp.	984	48,324
Umpqua Holdings Corp.	15,577	234,278
Union Bankshares Corp.	5,438	123,769
United Community Banks, Inc.	2,836	49,091
Univest Corp. of Pennsylvania	1,917	36,596
Valley National Bancorp	11,134	100,206
Washington Trust Bancorp, Inc.	2,092	77,613
Webster Financial Corp.	11,714	393,708
WesBanco, Inc.	4,632	130,947
West Bancorp, Inc.	1,494	26,235
Western Alliance Bancorp (I)	18,042	536,208
Wilshire Bancorp, Inc.	4,362	42,922
Wintrust Financial Corp.	3,933	167,153
Yadkin Financial Corp.	274	5,932
Zions Bancorporation	15,503	330,524
Capital markets 1.4%
Calamos Asset Management, Inc., Class A	923	7,818
Cowen Group, Inc., Class A (I)(L)	19,199	65,085
E*TRADE Financial Corp. (I)	21,551	505,586
Evercore Partners, Inc., Class A	7,949	370,980
Greenhill & Company, Inc.	7,615	175,602
INTL. FCStone, Inc. (I)	815	20,807
Investment Technology Group, Inc.	2,948	54,007
Janus Capital Group, Inc.	35,302	456,455
KCG Holdings, Inc., Class A (I)	4,757	50,281
Legg Mason, Inc.	8,577	244,959
Oppenheimer Holdings, Inc., Class A	1,506	21,325
Piper Jaffray Companies (I)	300	12,705
Stifel Financial Corp. (I)	26,604	770,452
Virtus Investment Partners, Inc.	335	30,756

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       12

	Shares	Value
Financials (continued)
Consumer finance 0.6%
Asta Funding, Inc. (I)	2,466	$17,805
Cash America International, Inc.	1,700	57,273
Encore Capital Group, Inc. (I)(L)	17,780	413,385
Green Dot Corp., Class A (I)	1,095	22,623
Navient Corp.	2,611	28,277
Nelnet, Inc., Class A	4,340	163,184
Nicholas Financial, Inc. (I)	75	791
Santander Consumer USA Holdings, Inc. (I)	38,800	397,700
The First Marblehead Corp. (I)	462	1,552
Diversified financial services 0.8%
BBX Capital Corp., Class A (I)	385	4,728
GAIN Capital Holdings, Inc.	70,725	511,342
MarketAxess Holdings, Inc.	7,176	850,069
Marlin Business Services Corp.	2,737	37,798
Nasdaq, Inc.	2,161	136,770
NewStar Financial, Inc. (I)	6,064	41,599
PICO Holdings, Inc. (I)	1,866	15,954
Resource America, Inc., Class A	3,296	14,799
TheStreet, Inc.	6,959	6,263
Insurance 5.9%
Allied World Assurance Company Holdings AG	12,900	417,831
Ambac Financial Group, Inc. (I)	1,199	18,309
American Equity Investment Life Holding Company	6,303	85,721
American Financial Group, Inc.	13,209	886,060
American National Insurance Company	1,726	175,482
AMERISAFE, Inc.	2,787	143,531
Argo Group International Holdings, Ltd.	5,078	282,997
Aspen Insurance Holdings, Ltd.	14,277	638,039
Assurant, Inc.	5,286	375,835
Assured Guaranty, Ltd.	14,321	355,304
Axis Capital Holdings, Ltd.	14,501	778,849
CNO Financial Group, Inc.	39,764	693,087
Donegal Group, Inc., Class A	2,470	36,210
EMC Insurance Group, Inc.	855	20,588
Employers Holdings, Inc.	1,300	36,088
Endurance Specialty Holdings, Ltd.	6,860	427,172
FBL Financial Group, Inc., Class A	4,528	260,405
Federated National Holding Company	803	19,192
First Acceptance Corp. (I)	4,470	9,789
Global Indemnity PLC (I)	2,416	67,793
Greenlight Capital Re, Ltd., Class A (I)	2,000	42,800
Hallmark Financial Services, Inc. (I)	2,471	24,661

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       13

	Shares	Value
Financials (continued)
Insurance (continued)
Heritage Insurance Holdings, Inc.	20,020	$390,790
Horace Mann Educators Corp.	11,744	361,833
Independence Holding Company	2,216	36,076
Investors Title Company	98	8,463
Kemper Corp.	9,050	243,264
Maiden Holdings, Ltd.	6,647	79,565
MBIA, Inc. (I)(L)	16,367	112,278
National General Holdings Corp.	3,666	73,063
National Western Life Group, Inc., Class A	206	44,210
Old Republic International Corp.	17,424	310,147
PartnerRe, Ltd.	2,378	333,562
Primerica, Inc.	2,989	126,106
ProAssurance Corp.	2,948	145,366
Reinsurance Group of America, Inc.	4,986	449,239
RenaissanceRe Holdings, Ltd.	4,114	465,705
RLI Corp.	757	47,517
Safety Insurance Group, Inc.	967	53,485
Selective Insurance Group, Inc.	3,527	118,437
StanCorp Financial Group, Inc.	2,533	291,042
State Auto Financial Corp.	4,681	100,735
Stewart Information Services Corp.	3,868	130,545
The Hanover Insurance Group, Inc.	9,153	759,241
The Navigators Group, Inc. (I)	1,540	124,709
The Phoenix Companies, Inc. (I)	1,111	40,996
United Fire Group, Inc.	1,493	60,198
Validus Holdings, Ltd.	6,714	301,526
W.R. Berkley Corp.	4,102	211,253
White Mountains Insurance Group, Ltd.	208	159,507
Real estate investment trusts 2.4%
Anworth Mortgage Asset Corp.	88,600	416,420
Corrections Corp. of America	14,123	408,578
Cousins Properties, Inc.	43,600	377,576
CubeSmart	16,961	507,134
Hatteras Financial Corp.	32,600	448,250
Medical Properties Trust, Inc.	44,700	517,179
STAG Industrial, Inc.	27,685	486,149
Sun Communities, Inc.	6,345	428,478
Sunstone Hotel Investors, Inc.	15,900	205,110
The GEO Group, Inc.	10,570	306,953
Two Harbors Investment Corp.	56,400	437,100
Real estate management and development 0.5%
Alexander & Baldwin, Inc.	3,790	127,041

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       14

	Shares	Value
Financials (continued)
Real estate management and development (continued)
AV Homes, Inc. (I)	2,336	$23,313
Forestar Group, Inc. (I)	1,463	14,264
FRP Holdings, Inc. (I)	67	2,274
Jones Lang LaSalle, Inc.	2,734	279,059
Kennedy-Wilson Holdings, Inc.	17,066	324,595
Realogy Holdings Corp. (I)	6,060	193,738
Thrifts and mortgage finance 2.3%
Astoria Financial Corp.	8,434	125,582
Bank Mutual Corp.	5,168	38,605
BankFinancial Corp.	3,904	47,004
Beneficial Bancorp, Inc. (I)	46,856	599,288
Cape Bancorp, Inc.	443	5,697
Capitol Federal Financial, Inc.	9,204	115,694
Clifton Bancorp, Inc.	1,045	15,424
Dime Community Bancshares, Inc.	2,812	47,888
ESSA Bancorp, Inc.	589	7,875
EverBank Financial Corp.	6,154	80,125
Federal Agricultural Mortgage Corp., Class C	953	30,925
First Defiance Financial Corp.	1,313	51,456
First Financial Northwest, Inc.	1,932	25,831
Flagstar Bancorp, Inc. (I)	2,116	40,627
HF Financial Corp.	155	2,629
Hingham Institution for Savings	82	9,631
Home Bancorp, Inc.	1,531	38,045
HomeStreet, Inc. (I)	29,327	585,660
Kearny Financial Corp.	62,400	746,928
Meridian Bancorp, Inc.	35,755	493,061
Northfield Bancorp, Inc.	2,419	38,002
Northwest Bancshares, Inc.	6,987	87,966
OceanFirst Financial Corp.	1,640	27,864
Oritani Financial Corp.	2,204	37,292
PHH Corp. (I)	4,837	43,872
Provident Financial Holdings, Inc.	768	13,463
Provident Financial Services, Inc.	5,721	106,353
Pulaski Financial Corp.	282	4,238
SI Financial Group, Inc.	835	11,607
Territorial Bancorp, Inc.	952	24,495
TierOne Corp. (I)	1,301	1
TrustCo Bank Corp.	4,173	24,078
United Financial Bancorp, Inc. (I)	21,877	253,336
Walker & Dunlop, Inc. (I)	1,711	39,558
Washington Federal, Inc.	25,545	541,299
Waterstone Financial, Inc.	1,247	17,608

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       15

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Westfield Financial, Inc.	4,251	$35,538
WSFS Financial Corp.	1,333	40,390
Health care 9.8%		18,910,667
Biotechnology 1.6%
AMAG Pharmaceuticals, Inc. (I)	6,565	172,528
Amicus Therapeutics, Inc. (I)	66,400	409,024
DBV Technologies SA, ADR (I)	17,200	432,580
Dynavax Technologies Corp. (I)	21,805	351,497
Emergent BioSolutions, Inc. (I)	17,500	592,025
Heron Therapeutics, Inc. (I)	4,600	73,048
Inotek Pharmaceuticals Corp. (I)	49,300	336,226
Keryx Biopharmaceuticals, Inc. (I)	26,700	107,334
Myriad Genetics, Inc. (I)	5,900	206,500
Ophthotech Corp. (I)	2,000	90,080
PTC Therapeutics, Inc. (I)	3,600	28,728
Retrophin, Inc. (I)	20,900	297,407
Health care equipment and supplies 3.2%
ABIOMED, Inc. (I)	7,271	581,753
Alere, Inc. (I)	5,158	274,921
Align Technology, Inc. (I)	8,520	562,576
Alphatec Holdings, Inc. (I)	4,250	808
Analogic Corp.	6,403	480,097
AngioDynamics, Inc. (I)	4,008	43,567
Anika Therapeutics, Inc. (I)	320	14,442
CONMED Corp.	2,316	92,038
CryoLife, Inc.	2,939	31,477
Cynosure, Inc., Class A (I)	1,388	56,450
Endologix, Inc. (I)	28,280	243,774
Exactech, Inc. (I)	1,030	19,210
Globus Medical, Inc., Class A (I)	43,613	1,059,796
Greatbatch, Inc. (I)	4,338	163,976
Haemonetics Corp. (I)	3,123	100,186
Halyard Health, Inc. (I)	537	13,704
Hill-Rom Holdings, Inc.	9,746	451,727
Hologic, Inc. (I)	660	22,856
ICU Medical, Inc. (I)	4,944	454,354
Integra LifeSciences Holdings Corp. (I)	1,036	63,569
Invacare Corp.	2,740	33,181
Kewaunee Scientific Corp.	80	1,298
LeMaitre Vascular, Inc.	786	11,578
Merit Medical Systems, Inc. (I)	2,701	50,806
Orthofix International NV (I)	562	21,586

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       16

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
RTI Surgical, Inc. (I)	2,800	$9,800
SeaSpine Holdings Corp. (I)	629	7,925
Symmetry Surgical, Inc. (I)	789	7,527
West Pharmaceutical Services, Inc.	9,145	567,173
Wright Medical Group NV (I)	42,346	723,693
Health care providers and services 2.3%
Acadia Healthcare Company, Inc. (I)	10,580	586,238
Aceto Corp.	3,863	82,861
Addus HomeCare Corp. (I)	1,215	27,581
Air Methods Corp. (I)	10,426	378,777
Almost Family, Inc. (I)	179	6,759
Amsurg Corp. (I)	4,986	339,297
Community Health Systems, Inc. (I)	13,922	210,501
Cross Country Healthcare, Inc. (I)	3,369	41,809
Digirad Corp.	3,687	19,209
Five Star Quality Care, Inc. (I)	5,481	12,990
Hanger, Inc. (I)	2,169	5,401
Health Net, Inc. (I)	1,893	117,782
Healthways, Inc. (I)	3,291	34,654
Kindred Healthcare, Inc.	5,284	55,535
LHC Group, Inc. (I)	988	35,202
LifePoint Health, Inc. (I)	9,629	600,464
Magellan Health Services, Inc. (I)	2,433	153,243
Medcath Corp. (I)	4,104	2,052
Molina Healthcare, Inc. (I)	4,120	255,605
National HealthCare Corp.	1,717	110,111
Owens & Minor, Inc.	4,547	179,197
PharMerica Corp. (I)	3,519	81,324
Select Medical Holdings Corp.	8,624	84,429
Team Health Holdings, Inc. (I)	18,899	842,327
The Providence Service Corp. (I)	781	37,105
Triple-S Management Corp., Class B (I)	3,548	93,029
Universal American Corp.	14,368	95,978
Health care technology 0.5%
Allscripts Healthcare Solutions, Inc. (I)	8,676	108,624
HealthStream, Inc. (I)	432	8,929
HMS Holdings Corp. (I)	21,439	282,352
Medidata Solutions, Inc. (I)	15,375	530,438
Omnicell, Inc. (I)	2,477	67,795
Life sciences tools and services 0.8%
Affymetrix, Inc. (I)(L)	48,338	678,666
Bio-Techne Corp.	4,690	402,590

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       17

	Shares	Value
Health care (continued)
Life sciences tools and services (continued)
Bruker Corp. (I)	18,145	$471,407
Harvard Bioscience, Inc. (I)	4,419	12,152
Luminex Corp. (I)	262	4,894
Pharmaceuticals 1.4%
Catalent, Inc. (I)	23,590	572,529
Corcept Therapeutics, Inc. (I)	14,500	55,390
Cumberland Pharmaceuticals, Inc. (I)	631	2,947
Egalet Corp. (I)	11,600	78,416
Horizon Pharma PLC (I)	5,900	101,244
Impax Laboratories, Inc. (I)	25,848	844,971
Phibro Animal Health Corp., Class A	11,903	329,237
Prestige Brands Holdings, Inc. (I)	7,535	368,462
SciClone Pharmaceuticals, Inc. (I)	2,745	27,230
Sucampo Pharmaceuticals, Inc., Class A (I)	7,300	95,995
Supernus Pharmaceuticals, Inc. (I)	9,100	114,114
Industrials 18.5%		35,714,717
Aerospace and defense 2.1%
AAR Corp.	45,492	968,525
Aerovironment, Inc. (I)	1,007	25,054
CPI Aerostructures, Inc. (I)	642	5,682
Cubic Corp.	914	32,118
Curtiss-Wright Corp.	6,400	451,776
DigitalGlobe, Inc. (I)	3,281	49,346
Ducommun, Inc. (I)	1,256	18,061
Engility Holdings, Inc.	233	3,381
HEICO Corp.	11,519	662,458
KLX, Inc. (I)	414	11,588
Kratos Defense & Security Solutions, Inc. (I)	3,577	11,947
LMI Aerospace, Inc. (I)	2,716	25,965
Moog, Inc., Class A (I)	2,330	100,609
Orbital ATK, Inc.	2,363	197,925
SIFCO Industries, Inc. (I)	400	3,320
Sparton Corp. (I)	1,625	23,351
Triumph Group, Inc.	46,645	1,420,807
Vectrus, Inc. (I)	83	1,598
Air freight and logistics 0.4%
Air Transport Services Group, Inc. (I)	6,845	79,060
Atlas Air Worldwide Holdings, Inc. (I)	2,811	101,786
Forward Air Corp.	8,879	361,553
Hub Group, Inc., Class A (I)	3,113	114,932
Airlines 0.2%
Alaska Air Group, Inc.	1,468	108,485

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       18

	Shares	Value
Industrials (continued)
Airlines (continued)
Hawaiian Holdings, Inc. (I)	2,801	$120,499
JetBlue Airways Corp. (I)	4,695	103,290
Republic Airways Holdings, Inc. (I)	4,214	2,654
SkyWest, Inc.	4,310	77,796
Building products 1.0%
Apogee Enterprises, Inc.	12,401	495,172
Continental Building Products, Inc. (I)	237	4,001
Gibraltar Industries, Inc. (I)	4,173	103,136
Griffon Corp.	12,674	188,336
Insteel Industries, Inc.	3,280	85,870
Owens Corning	7,442	319,411
Quanex Building Products Corp.	3,300	56,826
Simpson Manufacturing Company, Inc.	3,200	108,608
Trex Company, Inc. (I)	10,135	436,514
Universal Forest Products, Inc.	2,473	189,729
Commercial services and supplies 2.7%
ABM Industries, Inc.	4,729	148,491
ACCO Brands Corp. (I)	6,173	45,125
Acme United Corp.	300	4,584
AMREP Corp. (I)	120	455
ARC Document Solutions, Inc. (I)	3,108	10,878
Brady Corp., Class A	2,440	63,757
CECO Environmental Corp.	301	1,869
Civeo Corp. (I)	1,944	1,730
Clean Harbors, Inc. (I)	4,046	172,360
Covanta Holding Corp.	8,899	123,963
Ennis, Inc.	4,732	93,410
Essendant, Inc.	3,084	90,885
Fuel Tech, Inc. (I)	2,200	3,410
G&K Services, Inc., Class A	235	15,581
InnerWorkings, Inc. (I)	1,846	12,700
Intersections, Inc. (I)	1,826	4,255
Kimball International, Inc., Class B	3,715	39,119
Matthews International Corp., Class A	2,079	98,482
McGrath RentCorp	2,470	60,762
Mobile Mini, Inc.	29,295	841,938
NL Industries, Inc. (I)	3,500	8,855
Pitney Bowes, Inc.	18,123	328,389
Quad/Graphics, Inc.	1,516	19,193
Ritchie Brothers Auctioneers, Inc.	29,120	696,259
Steelcase, Inc., Class A	1,011	12,627
Team, Inc. (I)	10,428	267,270

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       19

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
Tetra Tech, Inc.	3,753	$103,320
The ADT Corp.	12,711	513,143
TRC Companies, Inc. (I)	95	632
UniFirst Corp.	1,637	172,556
Versar, Inc. (I)	2,653	6,659
Viad Corp.	4,281	121,409
Virco Manufacturing Corp. (I)	700	2,275
VSE Corp.	212	13,295
Waste Connections, Inc.	18,462	1,138,552
Construction and engineering 2.4%
AECOM (I)	44,894	1,232,789
Aegion Corp. (I)	12,594	228,077
Argan, Inc.	670	21,621
Chicago Bridge & Iron Company NV	3,668	123,025
Comfort Systems USA, Inc.	1,006	28,218
Dycom Industries, Inc. (I)	11,932	679,766
EMCOR Group, Inc.	2,428	111,372
Fluor Corp.	9,885	455,105
Furmanite Corp. (I)	1,419	7,918
Granite Construction, Inc.	2,414	100,060
Great Lakes Dredge & Dock Corp. (I)	8,005	27,217
Jacobs Engineering Group, Inc. (I)	9,363	361,880
Layne Christensen Company (I)	2,568	16,307
MasTec, Inc. (I)	3,488	59,226
MYR Group, Inc. (I)	1,600	35,888
Northwest Pipe Company (I)	1,238	12,751
Orion Marine Group, Inc. (I)	1,107	3,974
Primoris Services Corp.	17,932	383,028
Quanta Services, Inc. (I)	32,717	663,828
Sterling Construction Company, Inc. (I)	1,987	10,730
Tutor Perini Corp. (I)	4,807	64,222
Electrical equipment 0.7%
Encore Wire Corp.	4,077	147,343
EnerSys	10,716	550,374
Franklin Electric Company, Inc.	2,787	83,192
Global Power Equipment Group, Inc.	468	1,320
LSI Industries, Inc.	3,751	40,511
Powell Industries, Inc.	1,041	27,555
PowerSecure International, Inc. (I)	916	17,038
Preformed Line Products Company	162	5,297
Regal Beloit Corp.	2,271	123,951
Thermon Group Holdings, Inc. (I)	14,518	246,080

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       20

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Ultralife Corp. (I)	3,715	$18,612
Industrial conglomerates 0.0%
Raven Industries, Inc.	808	12,346
Machinery 4.2%
Actuant Corp., Class A	4,630	108,388
AGCO Corp.	6,716	332,375
Alamo Group, Inc.	1,890	98,072
Albany International Corp., Class A	14,750	540,145
Altra Industrial Motion Corp.	2,263	55,014
American Railcar Industries, Inc. (L)	3,956	163,264
Astec Industries, Inc.	2,485	107,924
Barnes Group, Inc.	8,581	294,414
Briggs & Stratton Corp.	4,656	99,033
CIRCOR International, Inc.	922	36,963
Columbus McKinnon Corp.	1,684	23,323
Douglas Dynamics, Inc.	2,248	43,971
Dynamic Materials Corp.	1,001	5,536
EnPro Industries, Inc.	2,129	110,453
ESCO Technologies, Inc.	2,184	77,947
Federal Signal Corp.	6,853	81,277
Flowserve Corp.	12,100	508,442
Gencor Industries, Inc. (I)	604	8,196
Graco, Inc.	7,350	575,652
Graham Corp.	19,500	358,215
Hardinge, Inc.	2,139	18,952
Hurco Companies, Inc.	1,523	39,522
Hyster-Yale Materials Handling, Inc.	1,000	59,120
ITT Corp.	5,687	200,524
Joy Global, Inc.	37,000	478,040
Key Technology, Inc. (I)	105	735
LB Foster Company, Class A	667	9,165
Lydall, Inc. (I)	1,433	41,485
MFRI, Inc. (I)	780	5,561
Miller Industries, Inc.	1,559	30,182
Mueller Industries, Inc.	3,665	96,096
NN, Inc.	3,619	45,889
Oshkosh Corp.	4,906	169,257
Proto Labs, Inc. (I)	9,987	649,854
RBC Bearings, Inc. (I)	622	39,618
Standex International Corp.	61	4,296
Terex Corp.	21,719	486,071
The Eastern Company	366	5,797

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       21

	Shares	Value
Industrials (continued)
Machinery (continued)
The Gorman-Rupp Company	11,420	$288,469
The Manitowoc Company, Inc. (L)	5,711	90,519
Titan International, Inc.	46,500	235,755
TriMas Corp. (I)	2,068	34,205
Trinity Industries, Inc.	13,109	207,647
Twin Disc, Inc.	443	3,850
Valmont Industries, Inc.	923	104,345
Wabash National Corp. (I)	3,788	44,433
Watts Water Technologies, Inc., Class A	11,656	601,100
Woodward, Inc.	9,295	436,400
Marine 0.2%
Kirby Corp. (I)	3,955	223,893
Matson, Inc.	3,567	143,001
Professional services 1.5%
CBIZ, Inc. (I)	4,163	44,128
CDI Corp.	3,398	16,582
CEB, Inc.	8,876	481,701
CRA International, Inc. (I)	1,820	35,890
Exponent, Inc.	9,340	436,085
Franklin Covey Company (I)	2,133	36,837
FTI Consulting, Inc. (I)	2,655	87,376
GP Strategies Corp. (I)	596	14,697
Heidrick & Struggles International, Inc.	1,533	36,010
Hill International, Inc. (I)	4,471	15,649
Huron Consulting Group, Inc. (I)	1,524	84,612
ICF International, Inc. (I)	2,795	94,415
Kelly Services, Inc., Class A	5,734	98,797
Korn/Ferry International	3,605	102,454
ManpowerGroup, Inc.	5,536	428,708
Mistras Group, Inc. (I)	285	6,116
Navigant Consulting, Inc. (I)	2,981	45,252
RCM Technologies, Inc.	100	590
Resources Connection, Inc.	3,010	41,749
RPX Corp. (I)	1,420	14,072
TrueBlue, Inc. (I)	2,038	46,772
Volt Information Sciences, Inc. (I)	1,319	9,721
WageWorks, Inc. (I)	15,850	763,495
Road and rail 1.4%
AMERCO	917	314,357
ArcBest Corp.	2,185	42,760
Avis Budget Group, Inc. (I)	8,495	217,812
Celadon Group, Inc.	19,921	178,691

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       22

	Shares	Value
Industrials (continued)
Road and rail (continued)
Covenant Transportation Group, Inc., Class A (I)	1,250	$27,700
Genesee & Wyoming, Inc., Class A (I)	1,834	104,024
Heartland Express, Inc.	18,310	336,904
Knight Transportation, Inc.	19,316	468,027
Marten Transport, Ltd.	3,341	54,792
Old Dominion Freight Line, Inc. (I)	7,468	482,134
P.A.M. Transportation Services, Inc. (I)	1,049	29,970
Patriot Transportation Holding, Inc. (I)	22	462
Roadrunner Transportation Systems, Inc. (I)	903	10,529
Ryder System, Inc.	5,483	310,996
Saia, Inc. (I)	1,583	41,554
USA Truck, Inc. (I)	1,015	16,017
Werner Enterprises, Inc.	4,947	131,343
Trading companies and distributors 1.7%
Air Lease Corp.	7,257	218,073
Applied Industrial Technologies, Inc.	2,597	99,985
Beacon Roofing Supply, Inc. (I)	3,281	118,444
CAI International, Inc. (I)	3,300	25,641
GATX Corp.	8,684	373,499
H&E Equipment Services, Inc.	521	6,862
Houston Wire & Cable Company	1,941	10,462
Kaman Corp.	1,616	71,007
Lawson Products, Inc. (I)	1,231	19,991
MRC Global, Inc. (I)	15,523	185,500
Rush Enterprises, Inc., Class A (I)	2,066	35,824
Rush Enterprises, Inc., Class B (I)	7,059	122,121
TAL International Group, Inc. (I)	2,869	36,522
Titan Machinery, Inc. (I)(L)	91,501	871,090
United Rentals, Inc. (I)	5,997	309,265
Veritiv Corp. (I)	548	17,503
WESCO International, Inc. (I)	17,910	788,936
Willis Lease Finance Corp. (I)	281	5,586
Transportation infrastructure 0.0%
Wesco Aircraft Holdings, Inc. (I)	4,399	56,263
Information technology 16.1%		31,049,208
Communications equipment 1.2%
ADTRAN, Inc.	2,918	54,596
ARRIS International PLC (I)	28,492	680,674
Aviat Networks, Inc. (I)	7,700	4,978
Bel Fuse, Inc., Class B	2,040	30,294
Black Box Corp.	1,623	21,505
Brocade Communications Systems, Inc.	77,999	774,530

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       23

	Shares	Value
Information technology (continued)
Communications equipment (continued)
Communications Systems, Inc.	1,201	$8,119
Comtech Telecommunications Corp.	1,744	35,839
Digi International, Inc. (I)	2,751	23,356
EchoStar Corp., Class A (I)	3,914	174,956
Finisar Corp. (I)	6,175	90,032
Harmonic, Inc. (I)	1,834	6,144
Ixia (I)	3,461	39,490
NETGEAR, Inc. (I)	2,055	81,193
NetScout Systems, Inc. (I)	85	1,757
Oclaro, Inc. (I)(L)	4,713	23,141
Optical Cable Corp.	100	226
Polycom, Inc. (I)	9,388	97,729
RELM Wireless Corp. (I)	877	3,376
TESSCO Technologies, Inc.	1,368	23,940
Viavi Solutions, Inc. (I)	8,671	56,622
Westell Technologies, Inc., Class A (I)	7,150	8,008
Electronic equipment, instruments and components 4.4%
ADDvantage Technologies Group, Inc. (I)	471	754
Anixter International, Inc. (I)	1,562	66,900
Arrow Electronics, Inc. (I)	10,983	627,788
Avnet, Inc.	11,725	482,484
AVX Corp.	11,811	138,661
Belden, Inc.	6,093	333,714
Benchmark Electronics, Inc. (I)	4,167	90,216
Checkpoint Systems, Inc.	3,869	29,056
Cognex Corp.	15,950	590,310
Coherent, Inc. (I)	3,008	254,477
CTS Corp.	3,537	51,145
Daktronics, Inc.	3,426	24,222
DTS, Inc. (I)	598	14,155
Electro Rent Corp.	3,795	35,977
Electro Scientific Industries, Inc. (I)	2,403	17,133
ePlus, Inc. (I)	1,390	104,375
Fabrinet (I)	1,485	42,397
FEI Company	7,564	614,499
Flextronics International, Ltd. (I)	41,210	447,541
II-VI, Inc. (I)	2,793	61,306
Ingram Micro, Inc., Class A	11,421	408,872
Insight Enterprises, Inc. (I)	3,585	93,569
IntriCon Corp. (I)	80	562
Itron, Inc. (I)	1,578	62,868
Jabil Circuit, Inc.	14,429	300,845
Kemet Corp. (I)	5,859	10,781

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       24

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Key Tronic Corp. (I)	1,300	$9,334
Kimball Electronics, Inc. (I)	2,786	31,816
Knowles Corp. (I)(L)	2,335	26,572
Mercury Systems, Inc. (I)	2,241	36,618
Methode Electronics, Inc.	1,402	40,055
Multi-Fineline Electronix, Inc. (I)	2,133	48,142
Napco Security Technologies, Inc. (I)	868	5,399
Newport Corp. (I)	3,364	76,598
OSI Systems, Inc. (I)	1,322	79,809
PAR Technology Corp. (I)	1,700	9,826
Park Electrochemical Corp.	1,480	21,060
PC Connection, Inc.	4,089	101,285
PCM, Inc. (I)	2,932	22,166
Plexus Corp. (I)	1,684	61,281
QLogic Corp. (I)	5,204	67,080
Radisys Corp. (I)	3,312	8,545
Richardson Electronics, Ltd.	1,362	6,674
Rofin-Sinar Technologies, Inc. (I)	1,400	31,276
Rogers Corp. (I)	1,608	85,899
Sanmina Corp. (I)	7,556	155,654
ScanSource, Inc. (I)	1,905	71,228
SYNNEX Corp.	5,165	485,665
Systemax, Inc. (I)	4,305	37,927
Tech Data Corp. (I)	10,224	719,872
TTM Technologies, Inc. (I)	8,848	58,043
VeriFone Systems, Inc. (I)	19,200	458,688
Vicon Industries, Inc. (I)	102	102
Vishay Intertechnology, Inc.	63,597	752,988
Vishay Precision Group, Inc. (I)	1,509	17,685
Internet software and services 0.8%
Actua Corp. (I)	1,325	10,772
Bankrate, Inc. (I)	3,787	29,008
Blucora, Inc. (I)	6,665	40,990
comScore, Inc. (I)	14,780	608,197
DHI Group, Inc. (I)	5,605	43,607
Internap Corp. (I)	3,135	7,994
IntraLinks Holdings, Inc. (I)	26,626	206,884
Limelight Networks, Inc. (I)	1,035	1,604
LogMeIn, Inc. (I)	11,645	592,731
Marchex, Inc., Class B	3,061	13,132
Monster Worldwide, Inc. (I)	4,505	13,425
RealNetworks, Inc. (I)	4,503	17,562
Reis, Inc.	300	6,651

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       25

	Shares	Value
Information technology (continued)
Internet software and services (continued)
RetailMeNot, Inc. (I)	113	$913
United Online, Inc. (I)	1,187	14,612
XO Group, Inc. (I)	2,334	33,330
IT services 2.1%
Acxiom Corp. (I)	6,543	135,702
CACI International, Inc., Class A (I)	3,742	361,552
Cardtronics, Inc. (I)	11,025	371,763
Ciber, Inc. (I)	13,088	26,176
Computer Sciences Corp.	1,306	37,626
Convergys Corp.	8,563	220,754
CSG Systems International, Inc.	848	32,190
Datalink Corp. (I)	2,397	17,163
DST Systems, Inc.	3,997	418,006
EPAM Systems, Inc. (I)	10,976	750,539
Everi Holdings, Inc. (I)	1,470	4,322
ExlService Holdings, Inc. (I)	1,718	80,901
Forrester Research, Inc.	17,570	546,778
Jack Henry & Associates, Inc.	5,648	464,492
Luxoft Holding, Inc. (I)	5,405	274,358
ManTech International Corp., Class A	2,132	62,105
ModusLink Global Solutions, Inc. (I)	5,824	11,007
Perficient, Inc. (I)	2,874	51,876
StarTek, Inc. (I)	2,139	9,561
Sykes Enterprises, Inc. (I)	2,752	83,853
TeleTech Holdings, Inc.	678	18,781
The Hackett Group, Inc.	9,407	130,757
Semiconductors and semiconductor equipment 4.2%
Advanced Energy Industries, Inc. (I)	636	18,972
Alpha & Omega Semiconductor, Ltd. (I)	999	11,818
Amkor Technology, Inc. (I)	15,066	76,234
Axcelis Technologies, Inc. (I)	3,500	8,750
AXT, Inc. (I)	3,200	8,032
Brooks Automation, Inc.	6,288	61,308
Cabot Microelectronics Corp. (I)	9,109	350,332
Cascade Microtech, Inc. (I)	1,613	33,212
Cavium, Inc. (I)	8,320	494,957
Cirrus Logic, Inc. (I)	1,712	60,314
Cohu, Inc.	3,324	37,927
Cree, Inc. (I)	3,690	117,121
Diodes, Inc. (I)	2,824	54,051
DSP Group, Inc. (I)	3,161	27,279
Entegris, Inc. (I)	41,725	515,721

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       26

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Fairchild Semiconductor International, Inc. (I)	32,267	$647,276
First Solar, Inc. (I)	7,238	520,195
FormFactor, Inc. (I)	2,007	15,253
GSI Technology, Inc. (I)	2,286	8,938
Intersil Corp., Class A	37,919	484,226
IXYS Corp.	2,660	30,005
Kulicke & Soffa Industries, Inc. (I)	124,273	1,404,285
Lattice Semiconductor Corp. (I)	2,500	15,825
M/A-COM Technology Solutions Holdings, Inc. (I)	12,250	464,275
Marvell Technology Group, Ltd.	27,196	259,722
Microsemi Corp. (I)	13,654	472,838
MKS Instruments, Inc.	4,675	153,808
NeoPhotonics Corp. (I)	1,108	12,144
ON Semiconductor Corp. (I)	20,590	172,750
PDF Solutions, Inc. (I)	303	3,442
Photronics, Inc. (I)	11,375	115,684
Power Integrations, Inc.	15,920	729,614
Qorvo, Inc. (I)	3,400	153,272
Rambus, Inc. (I)	2,663	34,699
Rudolph Technologies, Inc. (I)	3,096	40,124
Sigma Designs, Inc. (I)	4,474	30,781
Tessera Technologies, Inc.	13,400	395,032
Ultra Clean Holdings, Inc. (I)	429	2,244
Ultratech, Inc. (I)	362	7,341
Veeco Instruments, Inc. (I)	584	10,833
Software 2.5%
Blackbaud, Inc.	17,274	976,499
Bottomline Technologies, Inc. (I)	27,792	784,012
EnerNOC, Inc. (I)	1,705	10,469
Epiq Systems, Inc.	3,144	43,010
Infoblox, Inc. (I)	22,800	352,944
Interactive Intelligence Group, Inc. (I)	11,520	344,794
Mentor Graphics Corp.	163	3,113
MicroStrategy, Inc., Class A (I)	2,312	371,978
Progress Software Corp. (I)	511	12,887
Rovi Corp. (I)	6,221	141,714
Seachange International, Inc. (I)	4,794	27,661
SS&C Technologies Holdings, Inc.	6,105	355,860
Take-Two Interactive Software, Inc. (I)	12,757	459,124
Tyler Technologies, Inc. (I)	4,506	542,162
Verint Systems, Inc. (I)	7,639	271,414
Zynga, Inc., Class A (I)	33,324	70,314

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       27

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.9%
Concurrent Computer Corp.	526	$2,830
Cray, Inc. (I)	11,139	472,405
Electronics For Imaging, Inc. (I)	15,864	628,373
Hutchinson Technology, Inc. (I)	3,000	11,040
Imation Corp. (I)	4,479	3,886
Intevac, Inc. (I)	3,303	14,830
Lexmark International, Inc., Class A	5,274	163,599
Super Micro Computer, Inc. (I)	15,386	499,583
Materials 5.6%		10,885,271
Chemicals 2.6%
A. Schulman, Inc.	2,806	69,280
Airgas, Inc.	3,103	439,137
Albemarle Corp.	5,454	306,624
Axiall Corp.	5,946	118,325
Balchem Corp.	12,368	782,523
Cabot Corp.	4,242	188,896
Calgon Carbon Corp.	3,288	46,098
Chase Corp.	1,432	67,333
Chemtura Corp. (I)	6,121	154,433
Flotek Industries, Inc. (I)	23,305	169,660
FutureFuel Corp.	1,746	22,384
Hawkins, Inc.	314	10,042
HB Fuller Company	3,415	131,443
Huntsman Corp.	10,047	109,110
Innophos Holdings, Inc.	22,501	652,079
Innospec, Inc.	1,509	65,491
Intrepid Potash, Inc. (I)	384	380
KMG Chemicals, Inc.	709	15,208
Kraton Performance Polymers, Inc. (I)	1,605	27,558
Kronos Worldwide, Inc.	198	1,261
LSB Industries, Inc. (I)	655	3,825
Minerals Technologies, Inc.	10,258	521,312
Olin Corp.	3,923	59,473
OMNOVA Solutions, Inc. (I)	2,908	15,238
PolyOne Corp.	11,661	313,798
Sensient Technologies Corp.	7,343	422,076
Stepan Company	828	41,135
Trecora Resources (I)	745	7,197
Tredegar Corp.	854	11,725
Tronox, Ltd., Class A	4,271	22,124
Westlake Chemical Corp.	3,463	149,325

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       28

	Shares	Value
Materials (continued)
Construction materials 0.2%
Eagle Materials, Inc.	5,278	$318,897
United States Lime & Minerals, Inc.	169	8,987
Containers and packaging 0.5%
Bemis Company, Inc.	2,921	143,333
Graphic Packaging Holding Company	48,349	596,143
Greif, Inc., Class A	1,392	36,902
Myers Industries, Inc.	1,165	14,015
Sonoco Products Company	6,439	281,384
Metals and mining 1.5%
Allegheny Technologies, Inc. (L)	2,637	35,362
AM Castle & Company (I)(L)	3,851	8,280
Ampco-Pittsburgh Corp.	913	10,965
Carpenter Technology Corp.	2,196	65,265
Century Aluminum Company (I)(L)	4,950	35,393
Coeur Mining, Inc. (I)(L)	10,706	41,325
Commercial Metals Company	8,322	122,250
Ferroglobe PLC	2,577	20,255
Friedman Industries, Inc.	1,405	7,334
Haynes International, Inc.	3,255	100,254
Hecla Mining Company	2,428	6,289
Kaiser Aluminum Corp.	1,452	111,238
Materion Corp.	1,743	45,457
Olympic Steel, Inc.	1,477	15,833
Reliance Steel & Aluminum Company	18,707	1,139,069
Schnitzer Steel Industries, Inc., Class A	1,338	19,588
Steel Dynamics, Inc.	17,570	319,598
SunCoke Energy, Inc.	4,139	19,577
Synalloy Corp.	380	3,029
TimkenSteel Corp.	882	6,818
United States Steel Corp. (L)	10,162	92,677
Universal Stainless & Alloy Products, Inc. (I)	1,778	14,171
Worthington Industries, Inc.	22,733	707,224
Paper and forest products 0.8%
Boise Cascade Company (I)	1,639	27,437
Clearwater Paper Corp. (I)	1,598	64,991
Domtar Corp.	29,056	1,022,481
KapStone Paper and Packaging Corp.	27,386	280,433
Mercer International, Inc.	6,255	56,921
PH Glatfelter Company	3,797	69,751
Resolute Forest Products, Inc. (I)	4,257	21,838
Schweitzer-Mauduit International, Inc.	1,655	50,014

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       29

			Shares	Value
Telecommunication services 0.8%				$1,676,686
Diversified telecommunication services 0.6%
	Atlantic Tele-Network, Inc.		868	62,444
	Consolidated Communications Holdings, Inc.		2,201	51,481
	Frontier Communications Corp.		80,129	433,498
	General Communication, Inc., Class A (I)		4,737	90,429
	Hawaiian Telcom Holdco, Inc. (I)		53	1,274
	Iridium Communications, Inc. (I)(L)		58,116	402,744
	Lumos Networks Corp. (I)		879	10,812
	ORBCOMM, Inc. (I)		2,125	18,530
	Vonage Holdings Corp. (I)		9,287	49,871
	Windstream Holdings, Inc. (L)		2,254	16,950
Wireless telecommunication services 0.2%
	Boingo Wireless, Inc. (I)		1,938	13,895
	Leap Wireless International, Inc. (I)		3,505	11,917
	Shenandoah Telecommunications Company		4,872	117,708
	Spok Holdings, Inc.		3,600	63,792
	Telephone & Data Systems, Inc.		9,751	260,547
	United States Cellular Corp. (I)		1,710	70,794
Utilities 0.6%				1,200,282
Gas utilities 0.4%
	UGI Corp.		23,195	857,265
Independent power and renewable electricity producers 0.2%
	Calpine Corp. (I)		13,436	168,756
	NRG Energy, Inc.		6,494	70,005
	Ormat Technologies, Inc.		2,376	90,668
Water utilities 0.0%
	Consolidated Water Company, Ltd.		1,250	13,588
Exchange-traded funds 0.3%				$511,725
(Cost $499,372)
	iShares Russell 2000 Value ETF		5,920	511,725
	Yield (%)		Shares	Value
Securities lending collateral 2.1%				$4,051,944
(Cost $4,051,753)
John Hancock Collateral Trust (W)	0.4639(Y	)	404,980	4,051,944
Short-term investments 1.4%				$2,679,603
(Cost $2,679,603)
Money market funds 1.4%				2,679,603
State Street Institutional Liquid Reserves Fund	0.4194(Y	)	1,264,401	1,264,401
State Street Institutional Treasury Money Market Fund	0.1738(Y	)	1,415,202	1,415,202

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       30

Yield (%)	Shares	Value
Money market funds (continued)
Total investments (Cost $187,582,003)† 102.2%		$197,467,977
Other assets and liabilities, net (2.2%)		($4,260,069)
Total net assets 100.0%		$193,207,908

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-29-16.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $189,237,082. Net unrealized appreciation aggregated to $8,230,895, of which $32,462,164 related to appreciated investment securities and $24,231,269 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       31

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

(c)(1) CONTACT PERSON AT THE REGISTRANT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: April 28, 2016

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: April 28, 2016